As filed with the Securities and Exchange Commission on June 1, 2007

Registration No. 333-89661; 811-09645

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Post-Effective Amendment No. 50	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 51	☒

(Check appropriate box or boxes)

COLUMBIA FUNDS SERIES TRUST

(Exact Name of Registrant as specified in Charter)

One Financial Center

Boston, MA 02111

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 321-7854

James R. Bordewick, Jr.

c/o Columbia Management Group

100 Federal Street

Boston, MA 02110

(Name and Address of Agent for Service)

With copies to:

Robert M. Kurucza, Esq.

Marco E. Adelfio, Esq.

Morrison & Foerster LLP

2000 Pennsylvania Ave., N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

™	Immediately upon filing pursuant to Rule 485(b), or	™	on (date) pursuant to Rule 485(b), or

☒	60 days after filing pursuant to Rule 485(a), or	™	on (date) pursuant to Rule 485(a).

™	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph(a)(2) of Rule 485

If appropriate, check the following box:

™	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The Registrant is filing this Post-Effective Amendment No. 50 under the 1933 Act and Amendment No. 51 under the 1940 Act to the Registration Statement on Form N-1A for Columbia Funds Series Trust (the “Trust”) in order to effect certain material and non-material changes for certain Funds of the Trust.

Columbia Management®

Columbia Funds

Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Asset Allocation Fund II

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Asset Allocation Fund II (the Fund), which is one of the balanced funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Fund’s various share classes.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

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Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

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Columbia Asset Allocation Fund II

FUNDimensions ™

Columbia Asset Allocation Fund II

Investment Objective:	Total return, consisting of long-term capital appreciation and current income

Investment Style:

Benchmark:	Russell 3000 Index Lehman Brothers U.S. Aggregate Index
Ticker Symbols:	Class A: PHAAX Class B: NBASX Class C: NAACX
Principal Risks:	Management risk

Market risk

Allocation risk

Interest rate risk

Credit risk

Repurchase agreements risk

Derivatives risk

Mortgage dollar rolls risk

U.S. Government obligations risk

Mortgage- and other asset-backed securities risk

Frequent trading risk

FUNDamentals ™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes – for example, domestic equity securities, foreign securities and debt securities – in varying proportions.

The mix of asset classes and how much is invested in each will be the most important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

•	have longer-term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

Investment Objective

The Fund seeks total return, consisting of long-term capital appreciation and current income.

Principal Investment Strategies

Under normal circumstances, the Fund will invest in a mix of equity and debt securities, as well as cash equivalents, including U.S. Government obligations, commercial paper and other short-term, interest-bearing instruments.

The Advisor uses asset allocation and active security selection as its principal investment approach and allocates the Fund’s assets among equity and debt securities, as well as cash equivalents, based on the Advisor’s assessment of the expected risks and returns of each asset class.

With respect to its equity securities investments, the Fund will invest primarily in equity securities of medium- and large-capitalization companies that have market capitalizations typically of at least $1 billion at the time of purchase, that generally are included in the Russell 1000 Index and that the Advisor believes have potential for long-term growth. The Advisor uses quantitative analysis to evaluate the relative attractiveness of each potential investment and to construct the Fund’s portfolio by considering a wide variety of factors which may include, among other factors, value measures, growth measures, price momentum and earnings momentum.

With respect to its debt securities investments, the Fund will invest primarily in investment grade bonds and notes. The Fund also may invest up to 35% of total assets in mortgage-backed and other asset-backed securities. The Fund normally will invest at least 25% of total assets in senior securities.

The Fund may engage in repurchase, reverse repurchase and forward purchase agreements, which generally will be short-term in nature and primarily will be used to seek to enhance returns and manage liquidity. The Fund may invest in derivatives, including futures, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns, to hedge some of its investments in debt securities or as a substitute for a position in an underlying asset.

The Fund also may participate in mortgage dollar rolls up to the amount of allowable investments in mortgage-backed securities and limited to the Fund’s then current position in mortgage-backed securities.

The Advisor may sell a security when the Fund’s asset allocation changes; the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

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Columbia Asset Allocation Fund II

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Allocation Risk – The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund’s mix of investments will not produce the returns expected, or that the investments themselves will decline in value. In addition, the actual percentage of the Fund’s total assets invested in an asset class may vary from the Fund’s target allocations.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Derivatives Risk – The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential difficulty or inability to terminate or sell its derivative positions, as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

Mortgage Dollar Rolls Risk – The Fund uses mortgage dollar rolls, whereby the Fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase those or similar securities at a mutually agreed-upon future date and lower price. These transactions simulate an investment in mortgage-backed securities and have the potential to enhance the Fund’s returns. Mortgage dollar rolls involve the risks that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Mortgage- and Other Asset-Backed Securities Risk – The Fund invests in asset-backed securities, which are interests in, or debt instruments that are backed by, pools of various types of receivables such as credit card, auto, student and home equity loans. The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, information concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements. The Fund also invests in mortgage-backed securities, which are a type of asset-backed security specifically representing interests in, or debt instruments that are backed by, pools of mortgages in which monthly payments made by the individual borrowers on the underlying mortgage loans of both interest and principal (net of fees paid to the issuer or guarantor of the securities) are in effect, “passed through” to the owners of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or by its agencies or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Mortgage-backed securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements such as pool insurance, guarantees issued by governmental entities, a letter of credit from a bank or senior/subordinated structures. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. Most asset-backed securities have prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates. A decline in interest rates may lead to a faster rate of repayment on these securities, causing the Fund to then have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage- and asset-backed securities may be difficult to predict and result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities because of lower than expected prepayment rates, making them more volatile and more sensitive to changes in interest rates.

Frequent Trading Risk – The Fund’s investment strategy may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Fund will produce short-term capital gains. These gains are generally taxable at higher rates than long-term capital gains for federal income tax purposes. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI. There is no assurance that the Fund will achieve its investment objective.

6

Columbia Asset Allocation Fund II

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Asset Allocation Fund II

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Russell 1000 Index and Lehman Brothers U.S. Aggregate Index. The Russell 1000 Index is an unmanaged index composed of the 1,000 largest stocks in the Russell 3000 Index. The Lehman Brothers U.S. Aggregate Index is an unmanaged index made up of the Lehman Brothers U.S. Government/Credit Index, Lehman Brothers Mortgage-Backed Securities Index, Lehman Brothers Asset-Backed Index and Lehman Brothers Commercial Mortgage-Backed Securities Index. The indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years/Since Inception (a)
Class A shares returns before taxes	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
Class B shares returns before taxes	[	]%	[	]%	[	]%
Class C shares returns before taxes	[	]%	[	]%	[	]%
Russell 1000 Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%
Lehman Brothers U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B and Class C shares are January 18, 1994, July 15, 1998 and November 11, 1996, respectively. The return for the index shown is from December 31, 1995.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

8

Columbia Asset Allocation Fund II

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•	management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•	distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for more information.

•	other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

9

Columbia Asset Allocation Fund II

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[	]%	[	]%	[	]%
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[	]%(a)	[	]%(b)	[	]%(c)

Annual Fund Operating Expenses (e) (deducted from the Fund’s assets)

	Class A Shares		Class B Shares		Class C Shares
Management fees (f)	[	]%	[	]%	[	]%
Distribution and service fees	[	]%	[	]%	[	]%
Other expenses (g)	[	]%	[	]%	[	]%
Total annual Fund operating expenses	[	]%	[	]%	[	]%
Fee waivers and/or reimbursements (h)	[	]%	[	]%	[	]%
Total net expenses (i)	[	]%	[	]%	[	]%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and sell them within one year of buying them. See Choosing a Share Class for details.
(b)	This charge decreases over time. See Choosing a Share Class for details.
(c)	This charge applies to investors who buy Class C shares and sell them within one year of buying them. See Choosing a Share Class for details.
(d)
(e)
(f)
(g)
(h)
(i)

10

Columbia Asset Allocation Fund II

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B or Class C shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year,

•	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Asset Allocation Fund II

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest five equity holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

12

Columbia Asset Allocation Fund II

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $[    ] billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

14

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Vikram Kuriyan (Equity Portion)

Service with the Fund since February 2005

Investment management experience since 1986

Columbia Management Portfolio Manager since 2000.

Leonard Aplet (Fixed Income Portion)

Service with the Fund since October 2004

Investment management experience since 1978

Columbia Management Portfolio Manager since 1987.

Richard Cutts (Money Market Portion)

Service with the Fund since February 2005

Investment management experience since 1990

Columbia Management Portfolio Manager since 1994.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Asset Allocation Fund II	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

     Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

17

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this Prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.

Investment Limits	none	up to $50,000 (based on aggregate account value) (b)	up to $1,000,000 (per transaction)

Front-End Sales Charges	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase

Conversion Features	none	convert to Class A shares eight years after purchase	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.
(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $49,999. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $49,999 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to the front-end sales charge that generally applies to Class A shares.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution (Rule 12b-1) and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought (a)	Sales charge as a % of the offering price (b)	Sales charge as a % of the net amount invested (b)	Amount retained or paid by selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00	%(c)(d)

(a)	Purchase amounts are aggregated among all Columbia Funds for purposes of this table.
(b)

Because the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases of $0 up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed when a CDSC is deducted if the shares are sold within twelve months from the time they were bought.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $2,999,999, including those in amounts of less than $1 million that are coded as commission eligible trades.

FUNDamentals ™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

20

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you sell those shares within one year of buying them.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you sell them within one year of buying them.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested dividends.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee based program.

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares of up to 5.75% of the offering price per share. The commission is paid by reducing the amount of your investment in the Fund by the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999 (a)	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

(a)	For certain group retirement plans, selling and/or servicing agents will receive a 1.00% commission from the Distributor on all purchases of less than $3 million.

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B and Class C shares, but you may pay a CDSC when you sell your Class B or Class C shares.

The CDSC on Class B and Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

21

Choosing a Share Class

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

22

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. The first breakpoint discount will be applied when your total purchases reach $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals ™

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

•	individual accounts,

•	joint accounts,

•	certain IRA accounts,

•	certain health savings accounts,

•	certain trusts, and

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

23

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into other Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid the application of a CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan and in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

24

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class A	— (a)	— (a)	0.25	%(a)
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%

(a)	The Fund’s Class A shares pay a combined distribution (Rule 12b-1) and service fee pursuant to the Fund’s combined distribution (Rule 12b-1) shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

25

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

26

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

27

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

28

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

29

Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

30

Buying, Selling and Exchanging Shares

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

31

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

•	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

32

Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

33

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

•	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. The rules described below for making exchanges apply to systematic exchanges.

34

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on a quarterly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

35

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

36

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Asset Allocation Fund II – Class A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

37

Financial Highlights

Columbia Asset Allocation Fund II – Class B Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

38

Financial Highlights

Columbia Asset Allocation Fund II – Class C Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

39

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Asset Allocation Fund II – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

40

Hypothetical Fees and Expenses

Columbia Asset Allocation Fund II – Class B Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Asset Allocation Fund II – Class C Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

41

Columbia Asset Allocation Fund II

For More Information

You’ll find more information about Columbia Asset Allocation Fund II and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Asset Allocation Fund II

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Asset Allocation Fund II (the Fund), which is one of the balanced funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class Z shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Asset Allocation Fund II

FUNDimensions ™

Columbia Asset Allocation Fund II

Investment Objective:	Total return, consisting of long-term capital appreciation and current income

Investment Style:

Benchmark:	Russell 1000 Index Lehman Brothers U.S. Aggregate Index

Ticker Symbols:	Class Z: NPRAX

Principal Risks:	Management risk

Market risk

Allocation risk

Interest rate risk

Credit risk

Repurchase agreements risk

Derivatives risk

Mortgage dollar rolls risk

U.S. Government obligations risk

Mortgage- and other asset-backed securities risk

Frequent trading risk

FUNDamentals ™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes — for example, domestic equity securities, foreign securities and debt securities — in varying proportions.

The mix of asset classes and how much is invested in each will be the most important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

•	have longer-term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

     Investment Objective

The Fund seeks total return, consisting of long-term capital appreciation and current income.

     Principal Investment Strategies

Under normal circumstances, the Fund will invest in a mix of equity and debt securities, as well as cash equivalents, including U.S. Government obligations, commercial paper and other short-term, interest-bearing instruments.

The Advisor uses asset allocation and active security selection as its principal investment approach and allocates the Fund’s assets among equity and debt securities, as well as cash equivalents, based on the Advisor’s assessment of the expected risks and returns of each asset class.

With respect to its equity securities investments, the Fund will invest primarily in equity securities of medium- and large-capitalization companies that have market capitalizations typically of at least $1 billion at the time of purchase, that generally are included in the Russell 1000 Index and that the Advisor believes have potential for long-term growth. The Advisor uses quantitative analysis to evaluate the relative attractiveness of each potential investment and to construct the Fund’s portfolio by considering a wide variety of factors which may include, among other factors, value measures, growth measures, price momentum and earnings momentum.

With respect to its debt securities investments, the Fund will invest primarily in investment grade bonds and notes. The Fund also may invest up to 35% of total assets in mortgage-backed and other asset-backed securities. The Fund normally will invest at least 25% of total assets in senior securities.

The Fund may engage in repurchase, reverse repurchase and forward purchase agreements, which generally will be short-term in nature and primarily will be used to seek to enhance returns and manage liquidity. The Fund may invest in derivatives, including futures, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns, to hedge some of its investments in debt securities or as a substitute for a position in an underlying asset.

The Fund also may participate in mortgage dollar rolls up to the amount of allowable investments in mortgage-backed securities and limited to the Fund’s then current position in mortgage-backed securities.

The Advisor may sell a security when the Fund’s asset allocation changes; the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

5

Columbia Asset Allocation Fund II

     Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Allocation Risk – The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund’s mix of investments will not produce the returns expected, or that the investments themselves will decline in value. In addition, the actual percentage of the Fund’s total assets invested in an asset class may vary from the Fund’s target allocations.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Derivatives Risk – The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential difficulty or inability to terminate or sell its derivative positions, as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

Mortgage Dollar Rolls Risk – The Fund uses mortgage dollar rolls, whereby the Fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase those or similar securities at a mutually agreed-upon future date and lower price. These transactions simulate an investment in mortgage-backed securities and have the potential to enhance the Fund’s returns. Mortgage dollar rolls involve the risks that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Mortgage- and Other Asset-Backed Securities Risk – The Fund invests in asset-backed securities, which are interests in, or debt instruments that are backed by, pools of various types of receivables such as credit card, auto, student and home equity loans. The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, information concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements. The Fund also invests in mortgage-backed securities, which are a type of asset-backed security specifically representing interests in, or debt instruments that are backed by, pools of mortgages in which monthly payments made by the individual borrowers on the underlying mortgage loans of both interest and principal (net of fees paid to the issuer or guarantor of the securities) are in effect, “passed through” to the owners of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or by its agencies or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Mortgage-backed securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements such as pool insurance, guarantees issued by governmental entities, a letter of credit from a bank or senior/subordinated structures. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. Most asset-backed securities have prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates. A decline in interest rates may lead to a faster rate of repayment on these securities, causing the Fund to then have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage- and asset-backed securities may be difficult to predict and result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities because of lower than expected prepayment rates, making them more volatile and more sensitive to changes in interest rates.

Frequent Trading Risk – The Fund’s investment strategy may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Fund will produce short-term capital gains. These gains are generally taxable at higher rates than long-term capital gains for federal income tax purposes. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI. There is no assurance that the Fund will achieve its investment objective.

6

Columbia Asset Allocation Fund II

     Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Asset Allocation Fund II

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Russell 1000 Index and Lehman Brothers U.S. Aggregate Index. The Russell 1000 Index is an unmanaged index composed of the 1,000 largest stocks in the Russell 3000 Index. The Lehman Brothers U.S. Aggregate Index is an unmanaged index made up of the Lehman Brothers U.S. Government/Credit Index, Lehman Brothers Mortgage-Backed Securities Index, Lehman Brothers Asset-Backed Index and Lehman Brothers Commercial Mortgage-Backed Securities Index. The indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		Since Inception(a)
Class Z shares returns before taxes	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
Russell 1000 Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%
Lehman Brothers U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Fund’s Class Z shares is May 21, 1999. The return for the index shown is from May 21, 1999.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

8

Columbia Asset Allocation Fund II

     Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

9

Columbia Asset Allocation Fund II

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Class Z Shares
Management fees (b)	[	]%
Other expenses (c)	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (d)	[	]%
Total net expenses (e)	[	]%

(a)
(b)
(c)
(d)
(e)

10

Columbia Asset Allocation Fund II

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [        ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Asset Allocation Fund II

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated n this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest five equity holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

12

Columbia Asset Allocation Fund II

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $[    ] billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

14

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Vikram Kuriyan (Equity Portion)

Service with the Fund since February 2005

Investment management experience since 1986

Columbia Management Portfolio Manager since 2000.

Leonard Aplet (Fixed Income Portion)

Service with the Fund since October 2004

Investment management experience since 1978

Columbia Management Portfolio Manager since 1987.

Richard Cutts (Money Market Portion)

Service with the Fund since February 2005

Investment management experience since 1990

Columbia Management Portfolio Manager since 1994.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Asset Allocation Fund II	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

     Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

17

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Conversion Features	none

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

20

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

21

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

22

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

23

Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

24

Buying, Selling and Exchanging Shares

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

25

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, telephone or online.

Buying Shares

Eligible Investors

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

26

Buying, Selling and Exchanging Shares

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

27

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

28

Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply. For example, you may be able to exchange your Class Z shares of the Fund for Class A shares of another Columbia Fund if that other Fund does not offer Class Z shares.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

29

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on a quarterly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

30

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

31

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Asset Allocation Fund II – Class Z Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

32

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Asset Allocation Fund II – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

33

Columbia Asset Allocation Fund II

For More Information

You’ll find more information about Columbia Asset Allocation Fund II and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

34

Columbia Management®

Columbia Funds

Class A, Class B, Class C and Class R Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia LifeGoal® Growth Portfolio

Columbia LifeGoal® Balanced Growth Portfolio

Columbia LifeGoal® Income and Growth Portfolio

Columbia LifeGoal® Income Portfolio

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Portfolio shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Portfolio shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Portfolios and may be compensated or incented in connection with the sale of Portfolio shares. Each Portfolio may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN A PORTFOLIO INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about the four Columbia LifeGoal® Portfolios (each a Portfolio and together, the Portfolios) in the Columbia Funds family of mutual funds (Columbia Funds). Each Portfolio is a “fund of funds” that invests its assets in a mix of underlying mutual funds (each an Underlying Fund and together, the Underlying Funds) that will change over time. This Prospectus is designed to provide you with important information about the Portfolios in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of each Portfolio, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information, and

•	fees and expenses.

This summary is followed by other important information, including:

•	a description of the Portfolios’ additional investment strategies and policies,

•	a summary of the key characteristics of each Underlying Fund,

•	a discussion of the Portfolios’ primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Portfolios’ various share classes.

Later sections of the Prospectus talk about the details of investing in the Portfolios, including:

•	how to buy, sell and exchange shares of the Portfolios, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of each Portfolio’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in a Portfolio.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of each Portfolio’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Portfolios in the Statement of Additional Information (SAI), which is available online and includes more detailed information about each Portfolio’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Portfolios are sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Portfolios’ investment advisor (the Advisor) and their administrator (the Administrator). Columbia Management Distributors, Inc. is the Portfolios’ distributor (the Distributor). Columbia Management Services, Inc. is the Portfolios’ transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for a Portfolio, but retains general investment management responsibility for the Portfolios, subject to oversight by the Portfolios’ Board of Trustees (the Board).

The Portfolios, like all mutual funds, are designed to be a part of a broad and diversified investment portfolio and are not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Portfolios and any other Columbia Fund carefully before investing.

4

Columbia LifeGoal® Growth Portfolio

FUNDimensions ™

Columbia LifeGoal® Growth Portfolio

Investment Objective:	Capital appreciation

Investment Style:	Fund of Funds

Benchmark:	Standard and Poor’s (S&P)(a) 500 Index

Ticker Symbols:	Class A: NLGIX
Class B: NLGBX
Class C: NLGCX
Class R: CLGRX

Principal Risks:

Management risk

Market risk

Allocation risk

Growth investment strategy risk

Value investment strategy risk

Fund of funds risk

Smaller company securities risk

Foreign securities risk

Technology sector risk

Convertible securities risk

Interest rate risk

Credit risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals ™

Fund of Funds

Unlike a traditional mutual fund, which invests in individual securities, a “fund of funds” invests in a mix of underlying funds using an asset allocation approach.

FUNDamentals™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes – for example, domestic equity securities, foreign securities and debt securities – in varying proportions.

The mix of asset classes and how much is invested in each will be the most important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

•	have longer-term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

Investment Objective The Portfolio seeks capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Portfolio will invest most of its assets in Class Z shares of certain Columbia Funds (Underlying Funds) that invest in domestic or foreign equity securities.

The Advisor uses asset allocation as its principal investment approach and:

•

allocates the Portfolio’s assets among Underlying Fund categories within the target asset allocations set for the Portfolio, based on the Portfolio’s investment objective and historical and projected returns for each asset class.

•

chooses individual Underlying Funds within each Underlying Fund category and the amount that will be allocated to each Underlying Fund, based on each Underlying Fund’s historical returns and the expected performance of the mix of Underlying Funds.

•	reviews the allocations to Underlying Fund categories and individual Underlying Funds at least monthly, and may change these allocations when the Advisor believes it is appropriate to do so.

The Portfolio’s targeted allocations to each category of Underlying Funds, and the individual Underlying Funds within those categories (as of ________), are as follows:

•

30-70% of the Portfolio’s assets is targeted to large-capitalization domestic equity funds, including Columbia Large Cap Value Fund, Columbia Large Cap Core Fund and Columbia Marsico Focused Equities Fund.

•	10-30% of the Portfolio’s assets is targeted to mid-capitalization domestic equity funds, including Columbia Mid Cap Value Fund and Columbia Mid Cap Growth Fund.

•	5-20% of the Portfolio’s assets is targeted to small-capitalization domestic equity funds, including Columbia Small Cap Value Fund II, Columbia Small Cap Growth Fund II and Columbia Acorn USA.

•

10-30% of the Portfolio’s assets is targeted to international/global equity funds, including Columbia International Value Fund*, Columbia Multi-Advisor International Equity Fund, Columbia Marsico International Opportunities Fund and Columbia Acorn International.

•	0-20% of the Portfolio’s assets is targeted to convertible securities funds, consisting of Columbia Convertible Securities Fund.

*	Because this Fund is closed to new investments, the Portfolio will not invest additional assets in this Fund.

The actual amount of Portfolio assets invested in any Underlying Fund category, or in any individual Underlying Fund, may vary from these target allocations at any time. The Advisor may use various strategies to try to manage how much the actual amount varies, and for how long. The Advisor can modify the list of Underlying Funds in which the Portfolio is invested at any time, including by adding Underlying Funds introduced after the date of this Prospectus.

The Advisor may sell shares of an Underlying Fund to adjust the allocation of the Portfolio’s assets; if the Advisor believes that an Underlying Fund is no longer a suitable investment, or that other Underlying Funds are more attractive; to meet redemption requests; or for other reasons. When selling shares to meet redemption requests, the Advisor normally will sell a proportionate amount of the shares the Portfolio owns in each Underlying Fund.

5

Columbia LifeGoal® Growth Portfolio

The Portfolio’s targeted allocations to each category of Underlying Funds, and the individual Underlying Funds within those categories, are as follows:

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to

Remember that the actual amount of Portfolio assets invested in any category of Underlying Funds, or in any individual Underlying Fund, may vary from these target allocations at any time.

6

Columbia LifeGoal® Growth Portfolio

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

Principal Risks

Management Risk – The Portfolio is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Portfolio to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Allocation Risk – The Portfolio uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Portfolio’s mix of investments will not produce the returns expected, or that the investments themselves will decline in value. In addition, the actual percentage of the Portfolio’s total assets invested in an asset class may vary from the Portfolio’s target allocations.

Fund of Funds Risk – While the fund of funds structure affords the Portfolio greater diversification than that of a traditional mutual fund, it also causes the Portfolio indirectly to bear a portion of the Underlying Funds’ expenses, in addition to the Portfolio’s own expenses. The amount of Underlying Fund expenses paid by the Portfolio will vary as the Advisor changes allocations to the Underlying Funds.

The Portfolio is subject indirectly to the following risks of the Underlying Funds:

Market Risk – The Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that an Underlying Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Underlying Fund. Accordingly, an investment in the Underlying Fund could lose money over short or even long periods. The market values of the securities the Underlying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Growth Investment Strategy Risk – The Underlying Funds with a growth style investment strategy attempt to identify companies that are believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. In addition, growth stocks, at times, may not perform as well as value stocks or the stock market in general, and may be out of favor with investors for extended periods of time.

Value Investment Strategy Risk – The Underlying Funds with a value style investment strategy attempt to identify companies whose stocks may be undervalued, with the expectation that they will rise in value. Value stocks are stocks of companies that, for example, may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in turn, potentially undervalued. If the assessment of a company’s value is incorrect, the price of the company’s stock may fall, or may not approach the value placed on it. There is also a risk that it may take longer than expected for the value of these investments to rise. In addition, value stocks, at times, may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for extended periods of time.

Smaller Company Securities Risk – Certain Underlying Funds invest in securities of small- or mid-capitalization companies (“smaller companies”). These securities can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. Smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Foreign Securities Risk – Certain Underlying Funds invest in foreign securities and, as such, are subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that an Underlying Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Underlying Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

Technology Sector Risk – Certain Underlying Funds invest in securities in the technology sector and thus may be impacted more adversely than other funds by factors affecting this sector. Technology companies are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of and investor enthusiasm for their securities. In addition, many technology companies have limited operating histories and are particularly vulnerable to the risks of rapidly changing technologies. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

7

Columbia LifeGoal® Growth Portfolio

Convertible Securities Risk – Certain Underlying Funds invest in convertible securities, which are bonds, debentures, notes, preferred stocks or other securities that can be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security may only be redeemed or converted after a particular date and under certain circumstances (including a specified price) established upon issue. The market value of a convertible security tends to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company.

Interest Rate Risk – Certain Underlying Funds invest in debt securities and so are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income an Underlying Fund receives from it but will affect the value of the Underlying Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – Certain Underlying Funds are subject to credit risk, which applies to most debt securities. An Underlying Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolio. Additional risks are associated with other permissible investments of the Portfolio that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolio will achieve its investment objective.

8

Columbia LifeGoal® Growth Portfolio

Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Portfolio’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia LifeGoal® Growth Portfolio

Average Annual Total Return as of December 31, 2006

The table below shows the Portfolio’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table also shows the average annual returns for the Portfolio’s Class B, Class C and Class R shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Portfolio’s Class A shares. The table compares the Portfolio’s returns for each period with those of the S&P 500 Index, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 Years(a)
Class A shares returns before taxes	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions and sale of Portfolio shares	[	]%	[	]%	[	]%
Class B shares returns before taxes	[	]%	[	]%	[	]%
Class C shares returns before taxes	[	]%	[	]%	[	]%
Class R shares returns before taxes	[	]%	[	]%	[	]%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)

The Portfolio’s annual returns shown in the table above reflect applicable sales charges. The inception dates of the Portfolio’s Class A, Class B, Class C and Class R shares are October 15, 1996, August 12, 1997, October 15, 1996 and January 23, 2006, respectively. The index shown is from the inception date of the Portfolio’s Class A shares.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

10

Columbia LifeGoal® Growth Portfolio

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class A, Class B, Class C and Class R shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Portfolio Expenses

In general, there are two kinds of portfolio expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Portfolio’s assets.

Annual operating expenses include:

•	management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

•	distribution (Rule 12b-1) and service fees, which are paid out of the Portfolio’s assets to compensate the Portfolio’s distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for more information.

•	other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Portfolio after any fee waivers or expense limitations, and are expressed as a percentage of the Portfolio’s average net assets.

The Portfolio may incur significant transaction costs in addition to the annual Portfolio operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Portfolio in Additional Investment Strategies and Policies.

11

Columbia LifeGoal® Growth Portfolio

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares		Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[	]%	[	]%	[	]%	[	]%
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[	]% (a)	[	]% (b)	[	]% (c)	[	]%

Annual Portfolio Operating Expenses (d) (deducted from the Portfolio’s assets)

	Class A Shares		Class B Shares		Class C Shares		Class R Shares
Management fees (e)	[	]%	[	]%	[	]%	[	]%
Distribution and service fees	[	]%	[	]%	[	]%	[	]%
Other expenses	[	]%	[	]%	[	]%	[	]%
Acquired fund fees and expenses (Underlying Funds)	[	]%	[	]%	[	]%	[	]%
Total annual Portfolio operating expenses (f)	[	]%	[	]%	[	]%	[	]%
Fee waivers and/or reimbursements	[	]%	[	]%	[	]%	[	]%
Total net expenses	[	]%	[	]%	[	]%	[	]%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and sell them within one year of buying them. See Choosing a Share Class for details.
(b)	This charge decreases over time. See Choosing a Share Class for details.
(c)	This charge applies to investors who buy Class C shares and sell them within one year of buying them. See Choosing a Share Class for details.
(d)
(e)
(f)

12

Columbia LifeGoal® Growth Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B, Class C or Class R shares of the Portfolio,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Portfolio,

•	your investment has a 5% return each year,

•	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

•	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Portfolio Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year		3 years		5 years		10 years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class B Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Assuming complete redemption of shares at the end of the period	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Assuming no redemption	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Assuming complete redemption of shares at the end of the period	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Assuming no redemption	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class R Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Remember this is an example only. It should not be considered to be representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

13

Columbia LifeGoal® Balanced Growth Portfolio

FUNDimensions ™

Columbia LifeGoal® Balanced Growth Portfolio

Investment Objective:	Total return, consisting of capital appreciation and current income

Investment Style:	Fund of Funds

Benchmark:	S&P 500 Index Lehman Brothers U.S. Aggregate Index
Ticker Symbols:	Class A: NBIAX Class B: NLBBX Class C: NBICX Class R: CLBRX

Principal Risks:

Management risk

Market risk

Allocation risk

Growth investment strategy risk

Value investment strategy risk

Fund of funds risk

Smaller company securities risk

Foreign securities risk

U.S. Government obligations risk

Interest rate risk

Credit risk

Derivatives risk

Technology sector risk

FUNDamentals ™

Fund of Funds

Unlike a traditional mutual fund, which invests in individual securities, a “fund of funds” invests in a mix of underlying funds using an asset allocation approach.

FUNDamentals™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes – for example, domestic equity securities, foreign securities and debt securities – in varying proportions.

The mix of asset classes and how much is invested in each will be the most important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

•	have longer-term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

Investment Objective The Portfolio seeks total return, consisting of capital appreciation and current income.

Principal Investment Strategies

Under normal circumstances, the Portfolio will invest all of its assets in Class Z shares of certain Columbia Funds (Underlying Funds) that invest in equity or debt securities, including domestic and foreign equity securities and government and corporate debt securities.

The Advisor uses asset allocation as its principal investment approach and:

•

allocates the Portfolio’s assets among Underlying Fund categories within the target asset allocations set for the Portfolio, based on the Portfolio’s investment objective and historical and projected returns for each asset class.

•

chooses individual Underlying Funds within each Underlying Fund category and the amount that will be allocated to each Underlying Fund, based on each Underlying Fund’s historical returns and the expected performance of the mix of Underlying Funds.

•	reviews the allocations to Underlying Fund categories and individual Underlying Funds at least monthly, and may change these allocations when the Advisor believes it is appropriate to do so.

The Portfolio’s targeted allocations to each category of Underlying Funds, and the individual Underlying Funds within those categories (as of ________), are as follows:

•

15-40% of the Portfolio’s assets is targeted to large-capitalization domestic equity funds, including Columbia Large Cap Value Fund, Columbia Large Cap Core Fund and Columbia Marsico Focused Equities Fund.

•	5-15% of the Portfolio’s assets is targeted to mid-capitalization domestic equity funds, including Columbia Mid Cap Value Fund and Columbia Mid Cap Growth Fund.

•	5-15% of the Portfolio’s assets is targeted to small-capitalization domestic equity funds, including Columbia Small Cap Value Fund II, Columbia Small Cap Growth Fund II and Columbia Acorn USA.

•

5-15% of the Portfolio’s assets is targeted to international/global equity funds, including Columbia International Value Fund*, Columbia Multi-Advisor International Equity Fund, Columbia Marsico International Opportunities Fund and Columbia Acorn International.

•	25-65% of the Portfolio’s assets is targeted to government and corporate debt securities funds, including Columbia Short Term Bond Fund and Columbia Total Return Bond Fund.

•	0-10% of the Portfolio’s assets is targeted to convertible securities funds, consisting of Columbia Convertible Securities Fund.

•	0-10% of the Portfolio’s assets is targeted to below investment grade funds, consisting of Columbia High Income Fund.

*	Because this Fund is closed to new investments, the Portfolio will not invest additional assets in this Fund.

The actual amount of Portfolio assets invested in any Underlying Fund category, or in any individual Underlying Fund, may vary from these target allocations at any time. The Advisor may use various strategies to try to manage how much the actual amount varies, and for how long. The Advisor can modify the list of Underlying Funds in which the Portfolio is invested at any time, including by adding Underlying Funds introduced after the date of this Prospectus.

The Advisor may sell shares of an Underlying Fund to adjust the allocation of the Portfolio’s assets; if the Advisor believes that an Underlying Fund is no longer a suitable investment, or that other Underlying Funds are more attractive; to meet redemption requests; or for other reasons. When selling shares to meet redemption requests, the Advisor normally will sell a proportionate amount of the shares the Portfolio owns in each Underlying Fund.

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Columbia LifeGoal® Balanced Growth Portfolio

The Portfolio’s targeted allocations to each category of Underlying Funds, and the individual Underlying Funds within those categories, are as follows:

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to

Remember that the actual amount of Portfolio assets invested in any category of Underlying Funds, or in any individual Underlying Fund, may vary from these target allocations at any time.

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Columbia LifeGoal® Balanced Growth Portfolio

FUNDamentals ™

What is value investing?

Value investing means looking for “undervalued” companies - companies that may be currently out of favor and selling at prices below where the Advisor believes “true” value is and therefore may have potential to increase in value.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

Principal Risks

Management Risk – The Portfolio is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Portfolio to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Allocation Risk – The Portfolio uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Portfolio’s mix of investments will not produce the returns expected, or that the investments themselves will decline in value. In addition, the actual percentage of the Portfolio’s total assets invested in an asset class may vary from the Portfolio’s target allocations.

Fund of Funds Risk – While the fund of funds structure affords the Portfolio greater diversification than that of a traditional mutual fund, it also causes the Portfolio indirectly to bear a portion of the Underlying Funds’ expenses, in addition to the Portfolio’s own expenses. The amount of Underlying Fund expenses paid by the Portfolio will vary as the Advisor changes allocations to the Underlying Funds.

The Portfolio is subject indirectly to the following risks of the Underlying Funds:

Market Risk – The Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that an Underlying Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Underlying Fund. Accordingly, an investment in the Underlying Fund could lose money over short or even long periods. The market values of the securities the Underlying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Growth Investment Strategy Risk – The Underlying Funds with a growth style investment strategy attempt to identify companies that are believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. In addition, growth stocks, at times, may not perform as well as value stocks or the stock market in general, and may be out of favor with investors for extended periods of time.

Value Investment Strategy Risk – The Underlying Funds with a value style investment strategy attempt to identify companies whose stocks may be undervalued, with the expectation that they will rise in value. Value stocks are stocks of companies that, for example, may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in turn, potentially undervalued. If the assessment of a company’s value is incorrect, the price of the company’s stock may fall, or may not approach the value placed on it. There is also a risk that it may take longer than expected for the value of these investments to rise. In addition, value stocks, at times, may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for extended periods of time.

Smaller Company Securities Risk – Certain Underlying Funds invest in securities of small- or mid-capitalization companies (“smaller companies”). These securities can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. Smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

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Columbia LifeGoal® Balanced Growth Portfolio

Foreign Securities Risk – Certain Underlying Funds invest in foreign securities and, as such, are subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that an Underlying Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Underlying Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

U.S. Government Obligations Risk – Certain Underlying Funds invest in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Interest Rate Risk – Certain Underlying Funds invest in debt securities and so are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income an Underlying Fund receives from it but will affect the value of the Underlying Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – Certain Underlying Funds are subject to credit risk, which applies to most debt securities. An Underlying Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Derivatives Risk – Certain Underlying Funds use derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. An Underlying Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Underlying Fund uses derivatives to enhance its returns or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Underlying Fund. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Underlying Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Underlying Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Underlying Fund’s potential difficulty or inability to terminate or sell their derivative positions, as a liquid secondary market for such positions may not always exist at times when the Underlying Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Underlying Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

Technology Sector Risk – Certain Underlying Funds invest in securities in the technology sector and thus may be impacted more adversely than other funds by factors affecting this sector. Technology companies are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of and investor enthusiasm for their securities. In addition, many technology companies have limited operating histories and are particularly vulnerable to the risks of rapidly changing technologies. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolio. Additional risks are associated with other permissible investments of the Portfolio that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolio will achieve its investment objective.

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Columbia LifeGoal® Balanced Growth Portfolio

Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Portfolio’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia LifeGoal® Balanced Growth Portfolio

Average Annual Total Return as of December 31, 2006

The table below shows the Portfolio’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table also shows the average annual returns for the Portfolio’s Class B, Class C and Class R shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Portfolio’s Class A shares. The table compares the Portfolio’s returns for each period with those of the S&P 500 Index and the Lehman Brothers U.S. Aggregate Index. The S&P 500 Index is an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The Lehman Brothers U.S. Aggregate Index is an unmanaged index made up of the Lehman Brothers U.S. Government/Credit Index, Lehman Brothers Mortgage-Backed Securities Index, Lehman Brothers Asset-Backed Securities Index and Lehman Brothers Commercial Mortgage-Backed Securities Index. The indices are not available for investment and do not reflect fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years (a)
Class A shares returns before taxes	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions and sale of Portfolio shares	[	]%	[	]%	[	]%
Class B shares returns before taxes	[	]%	[	]%	[	]%
Class C shares returns before taxes	[	]%	[	]%	[	]%
Class R shares returns before taxes	[	]%	[	]%	[	]%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%
Lehman Brothers U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)

The Portfolio’s annual returns shown in the table above reflect applicable sales charges. The inception dates of the Portfolio’s Class A, Class B, Class C and Class R shares are October 15, 1996, August 13, 1997, October 15, 1996 and January 23, 2006, respectively. The indices shown are from the inception date of the Portfolio’s Class A shares.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

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Columbia LifeGoal® Balanced Growth Portfolio

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class A, Class B, Class C and Class R shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Portfolio Expenses

In general, there are two kinds of portfolio expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Portfolio’s assets.

Annual operating expenses include:

•	management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

•	distribution (Rule 12b-1) and service fees, which are paid out of the Portfolio’s assets to compensate the Portfolio’s distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for more information.

•	other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Portfolio after any fee waivers or expense limitations, and are expressed as a percentage of the Portfolio’s average net assets.

The Portfolio may incur significant transaction costs in addition to the annual Portfolio operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Portfolio in Additional Investment Strategies and Policies.

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Columbia LifeGoal® Balanced Growth Portfolio

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares		Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[	]%	[	]%	[	]%	[	]%
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[	]% (a)	[	]% (b)	[	]% (c)	[	]%

Annual Portfolio Operating Expenses (d) (deducted from the Portfolio’s assets)

	Class A Shares		Class B Shares		Class C Shares		Class R Shares
Management fees (e)	[	]%	[	]%	[	]%	[	]%
Distribution and service fees	[	]%	[	]%	[	]%	[	]%
Other expenses	[	]%	[	]%	[	]%	[	]%
Acquired fund fees and expenses (Underlying Funds)	[	]%	[	]%	[	]%	[	]%
Total annual Portfolio operating expenses (f)	[	]%	[	]%	[	]%	[	]%
Fee waivers and/or reimbursements	[	]%	[	]%	[	]%	[	]%
Total net expenses	[	]%	[	]%	[	]%	[	]%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and sell them within one year of buying them. See Choosing a Share Class for details.
(b)	This charge decreases over time. See Choosing a Share Class for details.
(c)	This charge applies to investors who buy Class C shares and sell them within one year of buying them. See Choosing a Share Class for details.
(d)
(e)
(f)

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Columbia LifeGoal® Balanced Growth Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B, Class C or Class R shares of the Portfolio,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Portfolio,

•	your investment has a 5% return each year,

•	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

•	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Portfolio Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year		3 years		5 years		10 years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class B Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Assuming complete redemption of shares at the end of the period	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Assuming no redemption	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Assuming complete redemption of shares at the end of the period	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Assuming no redemption	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class R Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Remember this is an example only. It should not be considered to be representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

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Columbia LifeGoal® Income and Growth Portfolio

FUNDimensions ™

Columbia LifeGoal® Income and Growth Portfolio

Investment Objective:	Total return, consisting of current income and modest capital appreciation

Investment Style:	Fund of Funds

Benchmark:	S&P 500 Index Lehman Brothers U.S. Aggregate Index

Ticker Symbols:	Class A: NLGAX Class B: NLIBX Class C: NIICX Class R: CLIRX

Principal Risks:

Management risk

Market risk

Allocation risk

Growth investment strategy risk

Value investment strategy risk

Fund of funds risk

Smaller company securities risk

U.S. Government obligations risk

Interest rate risk

Credit risk

Low and below investment grade securities risk

Derivatives risk

FUNDamentals ™

Fund of Funds

Unlike a traditional mutual fund, which invests in individual securities, a “fund of funds” invests in a mix of underlying funds using an asset allocation approach.

FUNDamentals ™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes – for example, domestic equity securities, foreign securities and debt securities – in varying proportions.

The mix of asset classes and how much is invested in each will be the most important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

•	have longer-term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

Investment Objective

The Portfolio seeks total return, consisting of current income and modest capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Portfolio will invest most of its assets in Class Z shares of certain Columbia Funds (Underlying Funds) that invest in government or corporate debt securities, but also may invest in shares of Underlying Funds that invest in domestic or foreign equity securities or money market instruments.

The Advisor uses asset allocation as its principal investment approach and:

•

allocates the Portfolio’s assets among Underlying Fund categories within the target asset allocations set for the Portfolio, based on the Portfolio’s investment objective and historical and projected returns for each asset class.

•

chooses individual Underlying Funds within each Underlying Fund category and the amount that will be allocated to each Underlying Fund, based on each Underlying Fund’s historical returns and the expected performance of the mix of Underlying Funds.

•	reviews the allocations to Underlying Fund categories and individual Underlying Funds at least monthly, and may change these allocations when the Advisor believes it is appropriate to do so.

The Portfolio’s targeted allocations to each category of Underlying Funds, and the individual Underlying Funds within those categories (as of ________), are as follows:

•	50-90% of the Portfolio’s assets is targeted to government and corporate bond funds, including Columbia Short Term Bond Fund and Columbia Total Return Bond Fund.

•

10-30% of the Portfolio’s assets is targeted to large-capitalization domestic equity funds, including Columbia Large Cap Value Fund, Columbia Large Cap Core Fund and Columbia Marsico Focused Equities Fund.

•	0-10% of the Portfolio’s assets is targeted to mid-capitalization domestic equity funds, including Columbia Mid Cap Value Fund and Columbia Mid Cap Growth Fund.

•	0-10% of the Portfolio’s assets is targeted to small-capitalization domestic equity funds, including Columbia Small Cap Value Fund II, Columbia Small Cap Growth Fund II and Columbia Acorn USA.

•

0-10% of the Portfolio’s assets is targeted to international/global equity funds, including Columbia International Value Fund*, Columbia Multi-Advisor International Equity Fund, Columbia Marsico International Opportunities Fund and Columbia Acorn International.

•	0-10% of the Portfolio’s assets is targeted to convertible securities funds, consisting of Columbia Convertible Securities Fund.

•	0-15% of the Portfolio’s assets is targeted to below investment grade funds, consisting of Columbia High Income Fund.

•	0-20% of the Portfolio’s assets is targeted to money market funds, consisting of Columbia Cash Reserves.

*	Because this Fund is closed to new investments, the Portfolio will not invest additional assets in this Fund.

The Portfolio’s target allocation for total investments in Underlying Funds that invest in domestic and foreign equity securities is 30% of the Portfolio’s assets. The actual amount of Portfolio assets invested in any Underlying Fund category, or in any individual Underlying Fund, may vary from these target allocations at any time. The Advisor may use various strategies to try to manage how much the actual amount varies, and for how long. The Advisor can modify the list of Underlying Funds in which the Portfolio is invested at any time, including by adding Underlying Funds introduced after the date of this Prospectus.

The Advisor may sell shares of an Underlying Fund to adjust the allocation of the Portfolio’s assets; if the Advisor believes that an Underlying Fund is no longer a suitable investment, or that other Underlying Funds are more attractive; to meet redemption requests; or for other reasons. When selling shares to meet redemption requests, the Advisor normally will sell a proportionate amount of the shares the Portfolio owns in each Underlying Fund.

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Columbia LifeGoal® Income and Growth Portfolio

The Portfolio’s targeted allocations to each category of Underlying Funds, and the individual Underlying Funds within those categories, are as follows:

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to

Remember that the actual amount of Portfolio assets invested in any category of Underlying Funds, or in any individual Underlying Fund, may vary from these target allocations at any time.

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Columbia LifeGoal® Income and Growth Portfolio

FUNDamentals ™

What is value investing?

Value investing means looking for “undervalued” companies - companies that may be currently out of favor and selling at prices below where the Advisor believes “true” value is and therefore may have potential to increase in value.

FUNDamentals ™

Below Investment Grade Securities

Below investment grade securities are sometimes referred to as “junk bonds.” Below investment grade securities offer the potential for higher income than other kinds of debt securities with similar maturities, but they also have higher credit risk.

Principal Risks

Management Risk – The Portfolio is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Portfolio to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Allocation Risk – The Portfolio uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Portfolio’s mix of investments will not produce the returns expected, or that the investments themselves will decline in value. In addition, the actual percentage of the Portfolio’s total assets invested in an asset class may vary from the Portfolio’s target allocations.

Fund of Funds Risk – While the fund of funds structure affords the Portfolio greater diversification than that of a traditional mutual fund, it also causes the Portfolio indirectly to bear a portion of the Underlying Funds’ expenses, in addition to the Portfolio’s own expenses. The amount of Underlying Fund expenses paid by the Portfolio will vary as the Advisor changes allocations to the Underlying Funds.

The Portfolio is subject indirectly to the following risks of the Underlying Funds:

Market Risk – The Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that an Underlying Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Underlying Fund. Accordingly, an investment in the Underlying Fund could lose money over short or even long periods. The market values of the securities the Underlying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Growth Investment Strategy Risk – The Underlying Funds with a growth style investment strategy attempt to identify companies that are believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. In addition, growth stocks, at times, may not perform as well as value stocks or the stock market in general, and may be out of favor with investors for extended periods of time.

Value Investment Strategy Risk – The Underlying Funds with a value style investment strategy attempt to identify companies whose stocks may be undervalued, with the expectation that they will rise in value. Value stocks are stocks of companies that, for example, may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in turn, potentially undervalued. If the assessment of a company’s value is incorrect, the price of the company’s stock may fall, or may not approach the value placed on it. There is also a risk that it may take longer than expected for the value of these investments to rise. In addition, value stocks, at times, may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for extended periods of time.

Smaller Company Securities Risk – Certain Underlying Funds invest in securities of small- or mid-capitalization companies (“smaller companies”). These securities can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. Smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

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Columbia LifeGoal® Income and Growth Portfolio

U.S. Government Obligations Risk – Certain Underlying Funds invest in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Interest Rate Risk – Certain Underlying Funds invest in debt securities and so are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income an Underlying Fund receives from it but will affect the value of the Underlying Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – Certain Underlying Funds are subject to credit risk, which applies to most debt securities. An Underlying Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Low and Below Investment Grade Securities Risk – Certain Underlying Funds invest in debt securities with the lowest investment grade rating or that are below investment grade. These securities are more speculative in nature than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications, or similar events, and are often issued by smaller, less creditworthy companies or companies with substantial debt. Their value is generally more sensitive than higher-rated securities to the financial condition of their issuers and adverse changes in the economy, which are more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium - a high interest rate or yield - because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

Derivatives Risk – Certain Underlying Funds use derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. An Underlying Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Underlying Fund uses derivatives to enhance its returns or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Underlying Fund. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Underlying Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Underlying Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Underlying Fund’s potential difficulty or inability to terminate or sell their derivative positions, as a liquid secondary market for such positions may not always exist at times when the Underlying Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Underlying Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolio. Additional risks are associated with other permissible investments of the Portfolio that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolio will achieve its investment objective.

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Columbia LifeGoal® Income and Growth Portfolio

Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Portfolio’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia LifeGoal® Income and Growth Portfolio

Average Annual Total Return as of December 31, 2006

The table below shows the Portfolio’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table also shows the average annual returns for the Portfolio’s Class B, Class C and Class R shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Portfolio’s Class A shares. The table compares the Portfolio’s returns for each period with those of the S&P 500 Index and the Lehman Brothers U.S. Aggregate Index. The S&P 500 Index is an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The Lehman Brothers U.S. Aggregate Index is an unmanaged index made up of the Lehman Brothers U.S. Government/Credit Index, Lehman Brothers Mortgage-Backed Securities Index, Lehman Brothers Asset-Backed Securities Index and Lehman Brothers Commercial Mortgage-Backed Securities Index. The indices are not available for investment and do not reflect fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years
Class A shares returns before taxes	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions and sale of Portfolio shares	[	]%	[	]%	[	]%
Class B shares returns before taxes	[	]%	[	]%	[	]%
Class C shares returns before taxes	[	]%	[	]%	[	]%
Class R shares returns before taxes	[	]%	[	]%	[	]%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%
Lehman Brothers U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)

The Portfolio’s annual returns shown in the table above reflect applicable sales charges. The inception dates of the Portfolio’s Class A, Class B, Class C and Class R shares are October 15, 1996, August 7, 1997, October 15, 1996 and January 23, 2006, respectively. The indices shown are from the inception date of the Portfolio’s Class A shares.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

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Columbia LifeGoal® Income and Growth Portfolio

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class A, Class B, Class C and Class R shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Portfolio Expenses

In general, there are two kinds of portfolio expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Portfolio’s assets.

Annual operating expenses include:

•	management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

•	distribution (Rule 12b-1) and service fees, which are paid out of the Portfolio’s assets to compensate the Portfolio’s distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for more information.

•	other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Portfolio after any fee waivers or expense limitations, and are expressed as a percentage of the Portfolio’s average net assets.

The Portfolio may incur significant transaction costs in addition to the annual Portfolio operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Portfolio in Additional Investment Strategies and Policies.

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Columbia LifeGoal® Income and Growth Portfolio

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares		Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[	]%	[	]%	[	]%	[	]%
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[	]%(a)	[	]%(b)	[	]%(c)	[	]%

Annual Portfolio Operating Expenses (d) (deducted from the Portfolio’s assets)

	Class A Shares		Class B Shares		Class C Shares		Class R Shares
Management fees (e)	[	]%	[	]%	[	]%	[	]%
Distribution and service fees	[	]%	[	]%	[	]%	[	]%
Other expenses	[	]%	[	]%	[	]%	[	]%
Acquired fund fees and expenses (Underlying Funds)	[	]%	[	]%	[	]%	[	]%
Total annual Portfolio operating expenses (f)	[	]%	[	]%	[	]%	[	]%
Fee waivers and/or reimbursements	[	]%	[	]%	[	]%	[	]%
Total net expenses	[	]%	[	]%	[	]%	[	]%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and sell them within one year of buying them. See Choosing a Share Class for details.
(b)	This charge decreases over time. See Choosing a Share Class for details.
(c)	This charge applies to investors who buy Class C shares and sell them within one year of buying them. See Choosing a Share Class for details.
(d)
(e)
(f)

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Columbia LifeGoal® Income and Growth Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B, Class C or Class R shares of the Portfolio,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Portfolio,

•	your investment has a 5% return each year,

•	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

•	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Portfolio Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year		3 years		5 years		10 years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class B Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Assuming complete redemption of shares at the end of the period	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Assuming no redemption	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Assuming complete redemption of shares at the end of the period	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Assuming no redemption	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class R Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Remember this is an example only. It should not be considered to be representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

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Columbia LifeGoal® Income Portfolio

FUNDimensions ™

Columbia LifeGoal® Income Portfolio

Investment Objective:	Current income, consistent with relative stability of principal

Investment Style:	Fund of Funds

Benchmark:	Lehman Brothers U.S. Aggregate 1-3 Years Index Blended 80% Lehman Brothers U.S. Aggregate 1-3 Years Index/20% Lehman Brothers U.S. High Yield Index

Ticker Symbols:	Class A: NLFAX Class B: NLOBX Class C: NLFCX

Principal Risks:

Management risk

Market risk

Allocation risk

Fund of funds risk

Interest rate risk

Credit risk

U.S. Government obligations

Derivatives risk

Convertible securities risk

Low and below investment grade securities risk

Mortgage- and other asset-backed securities risk

Foreign securities risk

Real estate investment trusts risk

FUNDamentals ™

Fund of Funds

Unlike a traditional mutual fund, which invests in individual securities, a “fund of funds” invests in a mix of underlying funds using an asset allocation approach.

FUNDamentals™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes – for example, domestic equity securities, foreign securities and debt securities – in varying proportions.

The mix of asset classes and how much is invested in each will be the most important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

•	have longer-term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

Investment Objective

The Portfolio seeks current income, consistent with relative stability of principal.

Principal Investment Strategies

Under normal circumstances, the Portfolio will invest a majority of its assets in Class Z shares of certain Columbia Funds (Underlying Funds) that invest in government or corporate debt securities, but also may invest in shares of Underlying Funds that invest in domestic equity securities, other debt securities or money market instruments, as well as directly in individual securities.

The Advisor uses asset allocation as its principal investment approach and:

•

allocates the Portfolio’s assets among Underlying Fund and individual securities categories within the target asset allocations set for the Portfolio, based on the Portfolio’s investment objective and historical and projected returns for each asset class.

•

chooses individual Underlying Funds and individual securities within each category and the amount that will be allocated to each Underlying Fund and individual security, based on each Underlying Fund’s or individual security’s historical returns and the expected performance of the mix of Underlying Funds or individual securities.

•

reviews the allocations to Underlying Fund and individual securities categories and individual Underlying Funds on an ongoing basis, and may change these allocations when the Advisor believes it is appropriate to do so.

The Portfolio’s targeted allocations to each category of Underlying Funds and individual securities, and the individual Underlying Funds and individual securities within those categories (as of ________), are as follows:

•

0-100% of the Portfolio’s assets is targeted to government and corporate debt securities funds, including Columbia Short Term Bond Fund, Columbia Intermediate Core Bond Fund, Columbia Total Return Bond Fund, Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio.

•	0-35% of the Portfolio’s assets is targeted to below investment grade funds, consisting of Columbia High Income Fund.

•	0-35% of the Portfolio’s assets is targeted to money market funds, consisting of Columbia Cash Reserves.

•	0-20% of the Portfolio’s assets is targeted to convertible securities funds, consisting of Columbia Convertible Securities Fund.

•	0-20% of the Portfolio’s assets is targeted to equity funds, including Columbia Large Cap Value Fund, Columbia Mid Cap Value Fund and Columbia Small Cap Value Fund II.

•

0-100% of the Portfolio’s assets is targeted to individual securities, including, without limitation, money market instruments, investment grade securities, mortgage- and other asset-backed securities, below investment grade securities, international debt securities, income-oriented equity securities, convertible securities and real estate investment trusts (or REITs).

The Advisor will invest at least 50% of the Portfolio’s assets in investment grade debt securities (either through an Underlying Fund or through individual securities). The Advisor will invest no more than 30% of the Portfolio’s assets in a combination of income-oriented equity securities and REITs, but will not invest more than 20% of the Portfolio’s assets in REITs.

The actual amount of Portfolio assets invested in any Underlying Fund or individual security category, or in any individual Underlying Fund or individual security, may vary from these target allocations at any time. The Advisor may use various strategies to try to manage how much the actual amount varies, and for how long. The Advisor can modify the list of Underlying Funds in which the Portfolio is invested at any time, including by adding Underlying Funds introduced after the date of this Prospectus.

The Portfolio may engage in repurchase, reverse repurchase and forward purchase agreements, which generally will be short-term in nature and primarily will be used to seek to enhance returns and manage liquidity. The Portfolio may invest in derivatives, including futures, options, swap contracts and other derivative instruments. The Portfolio may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns, to hedge some of its investments in debt securities or as a substitute for a position in an underlying asset. The Portfolio also may invest in private placements to seek to enhance yield.

The Advisor may sell shares of an Underlying Fund or individual security to adjust the allocation of the Portfolio’s assets; if the Advisor believes that an Underlying Fund or individual security is no longer a suitable investment, or that other Underlying Funds or individual securities are more attractive; to meet redemption requests; or for other reasons. When selling shares to meet redemption requests, the Advisor normally will sell a proportionate amount of the shares the Portfolio owns in each Underlying Fund.

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Columbia LifeGoal® Income Portfolio

The Portfolio’s targeted allocations to each category of Underlying Funds, and the individual Underlying Funds within those categories, are as follows:

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to

Remember that the actual amount of Portfolio assets invested in any category of Underlying Funds, or in any individual Underlying Fund, may vary from these target allocations at any time.

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Columbia LifeGoal® Income Portfolio

FUNDamentals™

Below Investment Grade Securities

Below investment grade securities are sometimes referred to as “junk bonds.” Below investment grade securities offer the potential for higher income than other kinds of debt securities with similar maturities, but they also have higher credit risk.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

Principal Risks

Management Risk – The Portfolio is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Portfolio to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Allocation Risk – The Portfolio uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Portfolio’s mix of investments will not produce the returns expected, or that the investments themselves will decline in value. In addition, the actual percentage of the Portfolio’s total assets invested in an asset class may vary from the Portfolio’s target allocations.

Fund of Funds Risk – While the fund of funds structure affords the Portfolio greater diversification than that of a traditional mutual fund, it also causes the Portfolio indirectly to bear a portion of the Underlying Funds’ expenses, in addition to the Portfolio’s own expenses. The amount of Underlying Fund expenses paid by the Portfolio will vary as the Advisor changes allocations to the Underlying Funds.

The Portfolio is subject directly to the extent it invests in individual securities and indirectly to the extent it invests in Underlying Funds to the following risks:

Market Risk – The Portfolio and the Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Portfolio or an Underlying Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Portfolio or the Underlying Fund. Accordingly, an investment in the Portfolio or the Underlying Fund could lose money over short or even long periods. The market values of the securities the Portfolio or the Underlying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Interest Rate Risk – The Portfolio and certain Underlying Funds invest in debt securities and so are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Portfolio or an Underlying Fund receives from it but will affect the value of the Portfolio’s or the Underlying Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Portfolio and certain Underlying Funds are subject to credit risk, which applies to most debt securities. The Portfolio or an Underlying Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.
U.S. Government Obligations Risk – The Portfolio and certain Underlying Funds invest in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Derivatives Risk – The Portfolio and certain Underlying Funds use derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Portfolio’s or an Underlying Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Underlying Fund uses derivatives to enhance its returns or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Portfolio’s or the Underlying Fund. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Portfolio’s or the Underlying Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Portfolio or the Underlying Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Portfolio’s or the Underlying Fund’s potential difficulty or inability to terminate or sell its derivative positions, as a liquid secondary market for such positions may not always exist at times when the Portfolio or the Underlying Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Portfolio or the Underlying Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

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Columbia LifeGoal® Income Portfolio

Convertible Securities Risk – The Portfolio and certain Underlying Funds invest in convertible securities, which are bonds, debentures, notes, preferred stocks or other securities that can be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security may only be redeemed or converted after a particular date and under certain circumstances (including a specified price) established upon issue. The market value of a convertible security tends to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company.

Low and Below Investment Grade Securities Risk – The Portfolio and certain Underlying Funds invest in debt securities with the lowest investment grade rating or that are below investment grade. These securities are more speculative in nature than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications, or similar events, and are often issued by smaller, less creditworthy companies or companies with substantial debt. Their value is generally more sensitive than higher-rated securities to the financial condition of their issuers and adverse changes in the economy, which are more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium - a high interest rate or yield - because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

Mortgage- and Other Asset-Backed Securities Risk – The Portfolio and certain Underlying Funds invest in asset-backed securities, which are interests in, or debt instruments that are backed by, pools of various types of receivables such as credit card, auto, student and home equity loans. The value of the Portfolio’s or the Underlying Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, information concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements. The Portfolio and certain Underlying Funds also invest in mortgage-backed securities, which are a type of asset-backed security specifically representing interests in, or debt instruments that are backed by, pools of mortgages in which monthly payments made by the individual borrowers on the underlying mortgage loans of both interest and principal (net of fees paid to the issuer or guarantor of the securities) are in effect, “passed through” to the owners of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or by its agencies or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Mortgage-backed securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements such as pool insurance, guarantees issued by governmental entities, a letter of credit from a bank or senior/subordinated structures. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. Most asset-backed securities have prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates. A decline in interest rates may lead to a faster rate of repayment on these securities, causing the Portfolio or the Underlying Fund to then have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage- and asset-backed securities may be difficult to predict and result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities because of lower than expected prepayment rates, making them more volatile and more sensitive to changes in interest rates.

Foreign Securities Risk – The Portfolio and certain Underlying Funds invest in foreign securities and, as such, are subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Portfolio or an Underlying Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Portfolio or the Underlying Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

Real Estate Investment Trusts Risk – The Portfolio and certain Underlying Funds invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT. In addition, certain of the risks associated with general real estate ownership apply to an Underlying Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolio. Additional risks are associated with other permissible investments of the Portfolio that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolio will achieve its investment objective.

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Columbia LifeGoal® Income Portfolio

Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Portfolio’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia LifeGoal® Income Portfolio

Average Annual Total Return as of December 31, 2006

The table below shows the Portfolio’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table also shows the average annual returns for the Portfolio’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Portfolio’s Class A shares. The table compares the Portfolio’s returns for each period with those of the Lehman Brothers U.S. Aggregate 1-3 Years Index, an unmanaged index which measures yield, price and total return for government, Treasury, agency, corporate, mortgage and Yankee bonds with 1-3 years in average life, and the Blended 80% Lehman Brothers U.S. Aggregate 1-3 Years Index/20% Lehman Brothers U.S. High Yield Index. The Lehman Brothers U.S. High Yield Index is an unmanaged index which measures yield, price and total return for corporate and non-corporate fixed rate, below investment grade debt. The indices are not available for investment and do not reflect fees, brokerage commissions, taxes or other expenses of investing.

	1 year		Since inception (a)
Class A shares returns before taxes	[	]%	[	]%
Class A shares returns after taxes on distributions	[	]%	[	]%
Class A shares returns after taxes on distributions and sale of Portfolio shares	[	]%	[	]%
Class B shares returns before taxes	[	]%	[	]%
Class C shares returns before taxes	[	]%	[	]%
Lehman Brothers U.S. Aggregate 1-3 Years Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%
Blended 80% Lehman Brothers U.S. Aggregate 1-3 Years Index/20% Lehman Brothers U.S. High Yield Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%

(a)

The Portfolio’s annual returns shown in the table above reflect applicable sales charges. The inception dates of the Portfolio’s Class A, Class B and Class C shares are September 4, 2003, September 4, 2003 and September 5, 2003, respectively. The returns for the indices shown are from August 31, 2003.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

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Columbia LifeGoal® Income Portfolio

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class A, Class B, Class C and Class R shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Portfolio Expenses

In general, there are two kinds of portfolio expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Portfolio’s assets.

Annual operating expenses include:

•	management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

•	distribution (Rule 12b-1) and service fees, which are paid out of the Portfolio’s assets to compensate the Portfolio’s distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for more information.

•	other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Portfolio after any fee waivers or expense limitations, and are expressed as a percentage of the Portfolio’s average net assets.

The Portfolio may incur significant transaction costs in addition to the annual Portfolio operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Portfolio in Additional Investment Strategies and Policies.

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Columbia LifeGoal® Income Portfolio

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[	]%	[	]%	[	]%
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[	]%(a)	[	]%(b)	[	]%(c)

Annual Portfolio Operating Expenses (d) (deducted from the Portfolio’s assets)

	Class A Shares		Class B Shares		Class C Shares
Management fees (e) (f)	[	]%	[	]%	[	]%
Distribution and service fees	[	]%	[	]%	[	]%
Other expenses (g)	[	]%	[	]%	[	]%
Acquired fund fees and expenses (Underlying Funds)	[	]%	[	]%	[	]%
Total annual Portfolio operating expenses (h)	[	]%	[	]%	[	]%
Fee waivers and/or reimbursements (i)	[	]%	[	]%	[	]%
Total net expenses (j)	[	]%	[	]%	[	]%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and sell them within one year of buying them. See Choosing a Share Class for details.
(b)	This charge decreases over time. See Choosing a Share Class for details.
(c)	This charge applies to investors who buy Class C shares and sell them within one year of buying them. See Choosing a Share Class for details.
(d)
(e)
(f)
(g)
(h)
(i)
(j)

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Columbia LifeGoal® Income Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B or Class C shares of the Portfolio,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Portfolio,

•	your investment has a 5% return each year,

•	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

•	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Portfolio Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year		3 years		5 years		10 years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class B Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Assuming complete redemption of shares at the end of the period	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Assuming no redemption	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Assuming complete redemption of shares at the end of the period	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Assuming no redemption	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Remember this is an example only. It should not be considered to be representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

40

Additional Portfolio Investment Strategies and Policies

The following section describes certain strategies and policies that each Portfolio may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved ed with investing in a Portfolio.

Changing a Portfolio’s Investment Objectives and Policies

Each Portfolio’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise sated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in Affiliated Funds

The Advisor has the authority to select the Underlying Funds in which each Portfolio invests its assets. The Advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The Advisor may be subject to a conflict of interest in selecting Underlying Funds for a Portfolio because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as a fiduciary to each Portfolio, the Advisor has a duty to act in the best interest of each Portfolio in selecting Underlying Funds.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), each Portfolio may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Portfolios for services provided directly.

Lending Securities

Each Portfolio may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund, including the Portfolios, discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Each Portfolio’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end.

Investing Defensively

Each Portfolio may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Portfolio may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Portfolio’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

41

Additional Portfolio Investment Strategies and Policies

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Portfolios generally buy securities for capital appreciation, investment income or both. However, the Portfolios may sell securities regardless of how long they’ve been held. You’ll find each Portfolio’s historical portfolio turnover rates in the Financial Highlights.

Underlying Funds Summary

The table starting below provides a brief overview of the investment objectives and principal investments of the Underlying Funds in which the Portfolios invest. The Portfolios invest in the Underlying Funds in varying proportions.

You’ll find more detailed information about each Underlying Fund’s investment strategies and risks in its prospectus and SAI. Refer to www.columbiafunds.com or contact your financial advisor for details.

The Underlying Funds

	Investment Objectives	Principal Investments
Large-Capitalization Stock Funds

Columbia Large Cap Value Fund	• Seeks	The Fund invests: •

Columbia Large Cap Core Fund	• Seeks	The Fund invests in the Columbia Large Cap Core Master Portfolio, which invests: •

Columbia Marsico Focused Equities Fund	• Seeks	The Fund invests in the Columbia Marsico Focused Equities Master Portfolio, which invests: • under

Mid-Capitalization Stock Funds

Columbia Mid Cap Value Fund	• Seeks	The Fund invests: • under

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Underlying Funds Summary

Small-Capitalization Stock Funds

Columbia Small Cap Value Fund II	• Seeks	The Fund invests in the Columbia Small Cap Value Master Portfolio, which invests: •

Columbia Small Cap Growth Fund II	• Seeks	The Fund invests in the Columbia Small Cap Master Portfolio, which invests: •

Columbia Acorn USA	• Seeks	The Fund invests

International/Global Stock Funds

Columbia International Value Fund (closed to new investors)	• Seeks	The Fund invests in the Columbia International Value Master Portfolio, which invests: •

Columbia Multi-Advisor International Equity Fund	• Seeks	The Fund invests:

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Underlying Funds Summary

Columbia Marsico International Opportunities Fund	• Seeks	The Fund invests: •

Columbia Acorn International	• Seeks	The Fund invests: •

Government & Corporate Bond Funds

Columbia Short Term Bond Fund	• Seeks	The Fund invests: •

Columbia Total Return Bond Fund	• Seeks	The Fund invests:

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Underlying Funds Summary

Convertible Securities Funds

Columbia Convertible Securities Fund	• Seeks	The Fund invests: •

High Yield Bond Funds

Columbia High Income Fund	• Seeks	The Fund invests in the Columbia High Income Master Portfolio, which invests: •

Money Market Funds

Columbia Cash Reserves	• Seeks	The Fund invests

Fixed Income Sector Portfolios

Corporate Bond Portfolio	• Seeks	The Portfolio invests

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Underlying Funds Summary

Mortgage-and Asset-Backed Portfolio	• Seeks	The Portfolio invests

Principal Risks

46

Management of the Portfolios

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Portfolios and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [                ], the Advisor had assets under management of approximately $ [    ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Portfolios, determining what securities and other investments each Portfolio should buy or sell and executing the Portfolio’s portfolio transactions. While the Advisor is responsible for the investment management of the Portfolios, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates in managing each Portfolio’s investments.

Each Portfolio pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Portfolio and is paid monthly. The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Portfolios’ last fiscal year, after waivers. For the Portfolios’ most recent fiscal year, aggregate advisory fees paid to the Advisor by the Portfolios amounted to [ ]% of average daily net assets of the Portfolios.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Portfolios’ annual report to shareholders for the fiscal year ended March 31.

47

Management of the Portfolios

Portfolio Manager

Vikram Kuriyan, head of the Advisor’s Quantitative Strategies Group, is the portfolio manager responsible for making the day-to-day investment decisions for each Portfolio. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolios.

Vikram Kuriyan

Service with each Portfolio since August 2004

Investment management experience since 1986

Columbia Management Portfolio Manager since 2000.

The Distributor

Shares of the Portfolios are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of each Portfolio, including the general supervision of each Portfolio’s operations, coordination of each Portfolio’s service providers, and the provision of office facilities and related clerical and administrative services. The Administrator does not currently receive any fees for the administrative services it provides to the Portfolios.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Each Portfolio pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Portfolios’ behalf.

48

Management of the Portfolios

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Portfolios – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Portfolios for which they are compensated. Bank of America and its affiliates also may provide other services to the Portfolios and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Portfolios. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Portfolios.

Conflicts of interest and limitations that could affect the Portfolios may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Portfolios and the sale of their shares;

•	the allocation of, and competition for, investment opportunities among the Portfolios and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Portfolios and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Portfolios invest; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Portfolios.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Portfolios and other Columbia Funds as investment options. For example:

•	the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•	the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Portfolios (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

49

Management of the Portfolios

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

50

Management of the Portfolios

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

51

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Portfolios offer four classes of shares in this Prospectus: Class A, Class B, Class C and Class R shares. Each Portfolio may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B, Class C and Class R shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Portfolios’ share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	There is no minimum initial investment, but Class R shares are available only through eligible retirement plans and health savings accounts.

Investment Limits	none	up to $50,000 (based on aggregate account value) (b)	up to $1,000,000 (per transaction)	none

Front-End Sales Charges	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none	none

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase	none

Conversion Features	none	convert to Class A shares eight years after purchase	none	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.
(b)

If you hold Class B shares of a Portfolio and your account has a value of less than $50,000, you may purchase additional shares of the Portfolio in amounts that increase your account value up to a maximum of $49,999. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $49,999 limit, any additional amounts you invest in Class B shares of a Portfolio will be invested in Class A shares of the Portfolio, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to the front-end sales charge that generally applies to Class A shares.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

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Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution (Rule 12b-1) and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought (a)	Sales charge as a % of the offering price (b)	Sales charge as a % of the net amount invested (b)	Amount retained or paid by selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00	%(c)(d)

(a)	Purchase amounts are aggregated among all Columbia Funds for purposes of this table.
(b)

Because the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Portfolio shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases of $0 up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed when a CDSC is deducted if the shares are sold within twelve months from the time they were bought.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $2,999,999, including those in amounts of less than $1 million that are coded as commission eligible trades.

53

FUNDamentals ™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by a Portfolio every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, a Portfolio will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

54

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•	If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you sell those shares within one year of buying them.

•	Subsequent Class A share purchases that bring your account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you sell them within one year of buying them.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested dividends.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, each Portfolio will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee based program.

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares of up to 5.75% of the offering price per share. The commission is paid by reducing the amount of your investment in a Portfolio by the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999 (a)	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

(a)	For certain group retirement plans, selling and/or servicing agents will receive a 1.00% commission from the Distributor on all purchases of less than $3 million.

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B and Class C shares, but you may pay a CDSC when you sell your Class B or Class C shares.

The CDSC on Class B and Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class B or Class C shares, each Portfolio will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Portfolios’ distribution (Rule 12b-1) plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

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Choosing a Share Class

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in a Portfolio.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Portfolios’ distribution (Rule 12b-1) plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

Class R Shares – Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares or a CDSC when you sell your Class R shares. Class R shares are only available for purchase through certain eligible retirement plans and health savings accounts. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of a Portfolio.

The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares, according to the following schedule:

Class R Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

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Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of a Portfolio. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Portfolios will use the current public offering price per share.

Second, by making a statement of intent, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. The first breakpoint discount will be applied when your total purchases reach $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Portfolios will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Portfolios are not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals ™

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

•	individual accounts,

•	joint accounts,

•	certain IRA accounts,

•	certain health savings accounts,

•	certain trusts, and

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

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Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of a Portfolio at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Portfolios, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into other Columbia Funds, as well as investors using the proceeds of sales of Portfolio shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid the application of a CDSC when you sell Class A, Class B or Class C shares of a Portfolio. This could happen because of the way in which you originally invested in a Portfolio, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan and in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Portfolios can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

58

Choosing a Share Class

Distribution and Service Fees

59

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Portfolios have adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from each Portfolio’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Portfolios and providing services to investors. Because the fees are paid out of each Portfolio’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25	%(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%
Class R	0.50	%(b)	—	(b)	0.50	%(b)

(a)	The Portfolios’ Class A shares pay a combined distribution (Rule 12b-1) and service fee pursuant to the Portfolios’ combined distribution (Rule 12b-1) shareholder servicing plan for Class A shares.
(b)

The Portfolios’ Class R shares pay a distribution (Rule 12b-1) fee pursuant to the Portfolios’ distribution (Rule 12b-1) plan for Class R shares. The Portfolios do not have a shareholder servicing plan for Class R shares.

Each Portfolio will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Portfolios may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

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Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds, including the Portfolios. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Portfolios to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Portfolios will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Portfolios. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

61

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is a Portfolio’s next determined net asset value (or NAV) per share for a given share class. Each Portfolio calculates the net asset value per share for each class of shares at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Portfolios’ share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of each Portfolio’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Portfolios. Each Portfolio uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, a Portfolio will base the price of the security held by the Portfolio on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, a Portfolio may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Portfolio’s share price is calculated. Foreign exchanges typically close before the time at which Portfolio share prices are calculated, and may be closed altogether on some days a Portfolio is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Portfolios use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Portfolio shares. However, when a Portfolio uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause a Portfolio’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Portfolio’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Portfolios have retained an independent fair valuation pricing service to assist in the fair valuation process for Portfolios that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Portfolio could change on days when Portfolio shares cannot be bought or sold.

62

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that a Portfolio may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, a Portfolio’s net asset value is not calculated and a Portfolio does not accept buy or sell requests. However, the value of a Portfolio’s assets may still be affected on such days to the extent that a Portfolio holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Class R Shares

Remember that Class R shares are only available for purchase, sale or exchange through eligible retirement plans and health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates. Your retirement plan or health savings account administrator or selling and/or servicing agent is responsible for sending your orders to the Transfer Agent, ensuring that we receive your money on time, ensuring that you receive any sale proceeds on time, and recording and reporting your beneficial ownership of shares of the Portfolios. Contact your retirement plan or health savings account administrator for details.

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

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Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Portfolios to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Portfolios may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Portfolios are unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Portfolios shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Columbia Fund you own separately from any other account of the Columbia Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Columbia Fund you own separately from any other account of the Columbia Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by a Columbia Fund by any amounts it collects from the assessment of this fee. For Columbia Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee.

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Buying, Selling and Exchanging Shares

Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Columbia Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Columbia Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Portfolio shares could create large balances of uninvested cash such that the Portfolios may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Portfolio shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Portfolios’ performance to be adversely impacted.

In-Kind Distributions

The Portfolios reserve the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event a Portfolio makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Portfolios do not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Portfolios are intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Portfolio shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Portfolios discourage and do not accommodate excessive trading.

The Portfolios reserve the right to reject, without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, a Portfolio may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Portfolio or its agents determine that accepting the order could interfere with efficient management of the Portfolio’s portfolio or is otherwise contrary to the Portfolio’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If a Portfolio detects that an investor has made either one “material round trip” in the Portfolio in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into a Portfolio followed by a sale or exchange out of the Portfolio. A “material” round trip is one that is deemed by a Portfolio to be material in terms of its amount or its potential detrimental impact on the Portfolio. Independent of this limit, a Portfolio may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

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Buying, Selling and Exchanging Shares

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Portfolios using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Portfolios retain the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Portfolios take various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Portfolios receive buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact a Portfolio’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Portfolios’ efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Portfolios seek to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Portfolios reserve the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Portfolio’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Portfolios’ performance;

•	potential dilution of the value of the Portfolios’ shares;

•	interference with the efficient management of the Portfolios’ portfolios, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Portfolios’ remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that a Portfolio significantly invests in foreign securities traded on markets that close before the Portfolio’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Portfolio’s valuation time that influence the value of foreign securities, investors may seek to trade Portfolio shares in an effort to benefit from their understanding of the value of foreign securities as of the Portfolio’s valuation time. This is often referred to as price arbitrage. The Portfolios have adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what a Portfolio believes to be the Portfolio’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Portfolio’s shares held by other shareholders.

Similarly, to the extent that a Portfolio significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Portfolios’ portfolios to a greater degree than mutual funds that invest in highly liquid securities, in part because the Portfolios may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Portfolio shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact Columbia Funds or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

There is no minimum initial investment for Class R shares.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B, Class C or Class R shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to a Portfolio on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of a Portfolio at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of a Portfolio by wiring money from your bank account to your Portfolio account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of a Portfolio by electronically transferring money from your bank account to your Portfolio account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

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Buying, Selling and Exchanging Shares

Other Purchase Rules You Should Know

•	Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

•	You buy Class B, Class C and Class R shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•	The Portfolios reserve the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Portfolios. The Portfolios don’t issue certificates.

Selling Shares

When you sell your shares, a Portfolio is effectively buying them back from you. This is called a redemption.

Remember that Class R shares can only be sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of Class R shares, contact your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of a Portfolio and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in a Portfolio is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•	Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

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Buying, Selling and Exchanging Shares

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, a Portfolio can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of a Portfolio to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of a Portfolio by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Portfolio at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

•	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	A Portfolio may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

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Buying, Selling and Exchanging Shares

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. The rules described below for making exchanges apply to systematic exchanges.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•	A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

Each Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Portfolio won’t have to pay any federal income tax. Each Portfolio distributes any net realized capital gain at least once a year. Normally, each Portfolio will declare and pay distributions of net investment income on a quarterly basis. A Portfolio may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Portfolios usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Each Portfolio generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

Each Portfolio will automatically reinvest distributions in additional shares of the same share class of the Portfolio unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Portfolio.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. Each Portfolio may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

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Distributions and Taxes

Taxes and Your Investment

Each Portfolio will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of a Portfolio.

•	Distributions of a Portfolio’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of a Portfolio’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•	If you are an individual and you meet certain holding-period for your Portfolio shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to a Portfolio’s dividends received from certain U.S. and foreign corporations, as long as the Portfolios meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•	If you buy Portfolio shares shortly before a Portfolio makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Portfolio that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Portfolio sells those securities and distributes the realized gain. This distribution is also subject to tax. Each Portfolio has built up, or has potential to build up, high levels of unrealized capital gain.

•	A sale or exchange of Portfolio shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. •

•	Your sales (including those paid in securities) and exchanges of Portfolio shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Portfolio shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•	The Portfolios are required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in a Portfolio. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Portfolio shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in a Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights tables are designed to help you understand how each Portfolio has performed for the past five years, or if shorter, the Portfolio’s period of operations. Certain information reflects financial results for a single Portfolio share. The total investment return line indicates how much an investment in the Portfolio would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with each Portfolio’s financial statements, is included in each Portfolio’s annual report. The independent registered public accounting firm’s report and the Portfolios’ financial statements are also incorporated by reference into the SAI.

Columbia LifeGoal® Growth Portfolio – Class A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

73

Financial Highlights

Columbia LifeGoal® Growth Portfolio – Class B Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

74

Financial Highlights

Columbia LifeGoal® Growth Portfolio – Class C Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

75

Financial Highlights

Columbia LifeGoal® Growth Portfolio – Class R Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

76

Financial Highlights

Columbia LifeGoal® Balanced Growth Portfolio - Class A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

77

Financial Highlights

Columbia LifeGoal® Balanced Growth Portfolio – Class B Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

78

Financial Highlights

Columbia LifeGoal® Balanced Growth Portfolio – Class C Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

79

Financial Highlights

Columbia LifeGoal® Balanced Growth Portfolio – Class R Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

80

Financial Highlights

Columbia LifeGoal® Income and Growth Portfolio – Class A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

81

Financial Highlights

Columbia LifeGoal® Income and Growth Portfolio – Class B Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

82

Financial Highlights

Columbia LifeGoal® Income and Growth Portfolio – Class C Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

83

Financial Highlights

Columbia LifeGoal® Income and Growth Portfolio – Class R Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

84

Financial Highlights

Columbia LifeGoal® Income Portfolio – Class A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

85

Financial Highlights

Columbia LifeGoal® Income Portfolio – Class B Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

86

Financial Highlights

Columbia LifeGoal® Income Portfolio – Class C Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

87

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of each Portfolio, including investment advisory fees and other Portfolio costs, on each Portfolio’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of each Portfolio, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for each Portfolio, which are the same as those stated in the Annual Portfolio Operating Expense table, are presented in the charts and are net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia LifeGoal® Growth Portfolio – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

88

Hypothetical Fees and Expenses

Columbia LifeGoal® Growth Portfolio – Class B Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia LifeGoal® Growth Portfolio – Class C Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

89

Hypothetical Fees and Expenses

Columbia LifeGoal® Growth Portfolio – Class R Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia LifeGoal® Balanced Growth Portfolio – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

90

Hypothetical Fees and Expenses

Columbia LifeGoal® Balanced Growth Portfolio – Class B Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia LifeGoal® Balanced Growth Portfolio – Class C Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

91

Hypothetical Fees and Expenses

Columbia LifeGoal® Balanced Growth Portfolio – Class R Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia LifeGoal® Income and Growth Portfolio – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

92

Hypothetical Fees and Expenses

Columbia LifeGoal® Income and Growth Portfolio – Class B Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia LifeGoal® Income and Growth Portfolio – Class C Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

93

Hypothetical Fees and Expenses

Columbia LifeGoal® Income and Growth Portfolio – Class R Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia LifeGoal® Income Portfolio – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

94

Hypothetical Fees and Expenses

Columbia LifeGoal® Income Portfolio – Class B Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia LifeGoal® Income Portfolio – Class C Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

95

Columbia LifeGoal® Portfolios

For More Information

You’ll find more information about the Columbia LifeGoal® Portfolios and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about each Portfolio’s investments is available in the Portfolios’ annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio’s performance during its last fiscal year.

Shareholder Communications with the Board

The Portfolios’ Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Portfolios and their policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about each Portfolio (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Portfolios are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Portfolios’ investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC August 1, 2007

Columbia LifeGoal® Growth Portfolio

Columbia LifeGoal® Balanced Growth Portfolio

Columbia LifeGoal® Income and Growth Portfolio

Columbia LifeGoal® Income Portfolio

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Portfolio shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Portfolio shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Portfolios and may be compensated or incented in connection with the sale of Portfolio shares. Each Portfolio may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN A PORTFOLIO INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about the four Columbia LifeGoal® Portfolios (each a Portfolio and together, the Portfolios) in the Columbia Funds family of mutual funds (Columbia Funds). Each Portfolio is a “fund of funds” that invests its assets in a mix of underlying mutual funds (each an Underlying Fund and together, the Underlying Funds) that will change over time. This Prospectus is designed to provide you with important information about the Portfolios in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of each Portfolio, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information, and

•	fees and expenses.

This summary is followed by other important information, including:

•	a description of the Portfolios’ additional investment strategies and policies,

•	a summary of the key characteristics of each Underlying Fund,

•	a discussion of the Portfolios’ primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Portfolios’ Class Z shares.

Later sections of the Prospectus talk about the details of investing in the Portfolios, including:

•	how to buy, sell and exchange shares of the Portfolios, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of each Portfolio’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in a Portfolio.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of each Portfolio’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement .com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Portfolios in the Statement of Additional Information (SAI), which is available online and includes more detailed information about each Portfolio’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Portfolios are sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Portfolios’ investment advisor (the Advisor) and their administrator (the Administrator). Columbia Management Distributors, Inc. is the Portfolios’ distributor (the Distributor). Columbia Management Services, Inc. is the Portfolios’ transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for a Portfolio, but retains general investment management responsibility for the Portfolios, subject to oversight by the Portfolios’ Board of Trustees (the Board).

The Portfolios, like all mutual funds, are designed to be a part of a broad and diversified investment portfolio and are not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Portfolios and any other Columbia Fund carefully before investing.

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Columbia LifeGoal® Growth Portfolio

FUNDimensions ™

Columbia LifeGoal® Growth Portfolio

Investment Objective:	Capital appreciation

Investment Style:	Fund of Funds

Benchmark:	Standard and Poor’s (S&P)(a) 500 Index

Ticker Symbols:	Class Z: NGPAX

Principal Risks:

Management risk

Market risk

Allocation risk

Growth investment strategy risk

Value investment strategy risk

Fund of funds risk

Smaller company securities risk

Foreign securities risk

Technology sector risk

Convertible securities risk

Interest rate risk

Credit risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals ™

Fund of Funds

Unlike a traditional mutual fund, which invests in individual securities, a “fund of funds” invests in a mix of underlying funds using an asset allocation approach.

FUNDamentals™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes – for example, domestic equity securities, foreign securities and debt securities – in varying proportions.

The mix of asset classes and how much is invested in each will be the most important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

•	have longer-term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

Investment Objective

The Portfolio seeks capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Portfolio will invest most of its assets in Class Z shares of certain Columbia Funds (Underlying Funds) that invest in domestic or foreign equity securities.

The Advisor uses asset allocation as its principal investment approach and:

•

allocates the Portfolio’s assets among Underlying Fund categories within the target asset allocations set for the Portfolio, based on the Portfolio’s investment objective and historical and projected returns for each asset class.

•

chooses individual Underlying Funds within each Underlying Fund category and the amount that will be allocated to each Underlying Fund, based on each Underlying Fund’s historical returns and the expected performance of the mix of Underlying Funds.

•	reviews the allocations to Underlying Fund categories and individual Underlying Funds at least monthly, and may change these allocations when the Advisor believes it is appropriate to do so.

The Portfolio’s targeted allocations to each category of Underlying Funds, and the individual Underlying Funds within those categories (as of ________), are as follows:

•

30-70% of the Portfolio’s assets is targeted to large-capitalization domestic equity funds, including Columbia Large Cap Value Fund, Columbia Large Cap Core Fund and Columbia Marsico Focused Equities Fund.

•	10-30% of the Portfolio’s assets is targeted to mid-capitalization domestic equity funds, including Columbia Mid Cap Value Fund and Columbia Mid Cap Growth Fund.

•	5-20% of the Portfolio’s assets is targeted to small-capitalization domestic equity funds, including Columbia Small Cap Value Fund II, Columbia Small Cap Growth Fund II and Columbia Acorn USA.

•

10-30% of the Portfolio’s assets is targeted to international/global equity funds, including Columbia International Value Fund*, Columbia Multi-Advisor International Equity Fund, Columbia Marsico International Opportunities Fund and Columbia Acorn International.

•	0-20% of the Portfolio’s assets is targeted to convertible securities funds, consisting of Columbia Convertible Securities Fund.

*	Because this Fund is closed to new investments, the Portfolio will not invest additional assets in this Fund.

The actual amount of Portfolio assets invested in any Underlying Fund category, or in any individual Underlying Fund, may vary from these target allocations at any time. The Advisor may use various strategies to try to manage how much the actual amount varies, and for how long. The Advisor can modify the list of Underlying Funds in which the Portfolio is invested at any time, including by adding Underlying Funds introduced after the date of this Prospectus.

The Advisor may sell shares of an Underlying Fund to adjust the allocation of the Portfolio’s assets; if the Advisor believes that an Underlying Fund is no longer a suitable investment, or that other Underlying Funds are more attractive; to meet redemption requests; or for other reasons. When selling shares to meet redemption requests, the Advisor normally will sell a proportionate amount of the shares the Portfolio owns in each Underlying Fund.

5

Columbia LifeGoal® Growth Portfolio

The Portfolio’s targeted allocations to each category of Underlying Funds, and the individual Underlying Funds within those categories, are as follows:

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to

Remember that the actual amount of Portfolio assets invested in any category of Underlying Funds, or in any individual Underlying Fund, may vary from these target allocations at any time.

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Columbia LifeGoal® Growth Portfolio

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

Principal Risks

Management Risk – The Portfolio is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Portfolio to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Allocation Risk – The Portfolio uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Portfolio’s mix of investments will not produce the returns expected, or that the investments themselves will decline in value. In addition, the actual percentage of the Portfolio’s total assets invested in an asset class may vary from the Portfolio’s target allocations.

Fund of Funds Risk – While the fund of funds structure affords the Portfolio greater diversification than that of a traditional mutual fund, it also causes the Portfolio indirectly to bear a portion of the Underlying Funds’ expenses, in addition to the Portfolio’s own expenses. The amount of Underlying Fund expenses paid by the Portfolio will vary as the Advisor changes allocations to the Underlying Funds.

The Portfolio is subject indirectly to the following risks of the Underlying Funds:

Market Risk – The Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that an Underlying Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Underlying Fund. Accordingly, an investment in the Underlying Fund could lose money over short or even long periods. The market values of the securities the Underlying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Growth Investment Strategy Risk – The Underlying Funds with a growth style investment strategy attempt to identify companies that are believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. In addition, growth stocks, at times, may not perform as well as value stocks or the stock market in general, and may be out of favor with investors for extended periods of time.

Value Investment Strategy Risk – The Underlying Funds with a value style investment strategy attempt to identify companies whose stocks may be undervalued, with the expectation that they will rise in value. Value stocks are stocks of companies that, for example, may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in turn, potentially undervalued. If the assessment of a company’s value is incorrect, the price of the company’s stock may fall, or may not approach the value placed on it. There is also a risk that it may take longer than expected for the value of these investments to rise. In addition, value stocks, at times, may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for extended periods of time.

Smaller Company Securities Risk – Certain Underlying Funds invest in securities of small- or mid-capitalization companies (“smaller companies”). These securities can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. Smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Foreign Securities Risk – Certain Underlying Funds invest in foreign securities and, as such, are subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that an Underlying Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Underlying Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

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Columbia LifeGoal® Growth Portfolio

Technology Sector Risk – Certain Underlying Funds invest in securities in the technology sector and thus may be impacted more adversely than other funds by factors affecting this sector. Technology companies are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of and investor enthusiasm for their securities. In addition, many technology companies have limited operating histories and are particularly vulnerable to the risks of rapidly changing technologies. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Convertible Securities Risk – Certain Underlying Funds invest in convertible securities, which are bonds, debentures, notes, preferred stocks or other securities that can be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security may only be redeemed or converted after a particular date and under certain circumstances (including a specified price) established upon issue. The market value of a convertible security tends to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company.

Interest Rate Risk – Certain Underlying Funds invest in debt securities and so are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income an Underlying Fund receives from it but will affect the value of the Underlying Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – Certain Underlying Funds are subject to credit risk, which applies to most debt securities. An Underlying Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolio. Additional risks are associated with other permissible investments of the Portfolio that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolio will achieve its investment objective.

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Columbia LifeGoal® Growth Portfolio

Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Portfolio’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia LifeGoal® Growth Portfolio

Average Annual Total Return as of December 31, 2006

The table below shows the Portfolio’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table compares the Portfolio’s returns for each period with those of the S&P 500 Index, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 Years(a)
Class Z shares returns before taxes	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions and sale of Portfolio shares	[	]%	[	]%	[	]%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)

The Portfolio’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Portfolio’s Class Z shares is October 15, 1996. The index shown is from October 15, 1996.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

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Columbia LifeGoal® Growth Portfolio

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Portfolio Expenses

In general, there are two kinds of portfolio expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Portfolio’s assets.

Annual operating expenses include:

•	management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

•	any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Portfolio’s share classes, including affiliates of Bank of America.

•	other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Portfolio after any fee waivers or expense limitations, and are expressed as a percentage of the Portfolio’s average net assets.

The Portfolio may incur significant transaction costs in addition to the annual Portfolio operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Portfolio in Additional Portfolio Investment Strategies and Policies.

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Columbia LifeGoal® Growth Portfolio

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A

Annual Portfolio Operating Expenses (a) (deducted from the Portfolio’s assets)
Class Z Shares
Management fees (b)	[	]%
Other expenses ©	[	]%
Acquired fund fees and expenses (Underlying Funds)	[	]%
Total annual Portfolio operating expenses	[	]%
Fee waivers and/or reimbursements (d)	[	]%
Total net expenses (e)	[	]%

(a)
(b)
(c)
(d)
(e)

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Columbia LifeGoal® Growth Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Portfolio,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Portfolio,

•	your investment has a 5% return each year, and

•	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Portfolio Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

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Columbia LifeGoal® Balanced Growth Portfolio

FUNDimensions ™

Columbia LifeGoal® Balanced Growth Portfolio

Investment Objective:	Total return, consisting of capital appreciation and current income
Investment Style:	Fund of Funds
Benchmark:	S&P 500 Index Lehman Brothers U.S. Aggregate Index

Ticker Symbols:	Class Z: NBGPX
Principal Risks:

Management risk

Market risk

Allocation risk

Growth investment strategy risk

Value investment strategy risk

Fund of funds risk

Smaller company securities risk

Foreign securities risk

U.S. Government obligations risk

Interest rate risk

Credit risk

Derivatives risk

Technology sector risk

FUNDamentals ™

Fund of Funds

Unlike a traditional mutual fund, which invests in individual securities, a “fund of funds” invests in a mix of underlying funds using an asset allocation approach.

FUNDamentals™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes - for example, domestic equity securities, foreign securities and debt securities - in varying proportions.

The mix of asset classes and how much is invested in each will be the most important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

•	have longer-term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

Investment Objective

The Portfolio seeks total return, consisting of capital appreciation and current income.

Principal Investment Strategies

Under normal circumstances, the Portfolio will invest all of its assets in Class Z shares of certain Columbia Funds (Underlying Funds) that invest in equity or debt securities, including domestic and foreign equity securities and government and corporate debt securities.

The Advisor uses asset allocation as its principal investment approach and:

•

allocates the Portfolio’s assets among Underlying Fund categories within the target asset allocations set for the Portfolio, based on the Portfolio’s investment objective and historical and projected returns for each asset class.

•

chooses individual Underlying Funds within each Underlying Fund category and the amount that will be allocated to each Underlying Fund, based on each Underlying Fund’s historical returns and the expected performance of the mix of Underlying Funds.

•	reviews the allocations to Underlying Fund categories and individual Underlying Funds at least monthly, and may change these allocations when the Advisor believes it is appropriate to do so.

The Portfolio’s targeted allocations to each category of Underlying Funds, and the individual Underlying Funds within those categories (as of ________), are as follows:

•

15-40% of the Portfolio’s assets is targeted to large-capitalization domestic equity funds, including Columbia Large Cap Value Fund, Columbia Large Cap Core Fund and Columbia Marsico Focused Equities Fund.

•	5-15% of the Portfolio’s assets is targeted to mid-capitalization domestic equity funds, including Columbia Mid Cap Value Fund and Columbia Mid Cap Growth Fund.

•	5-15% of the Portfolio’s assets is targeted to small-capitalization domestic equity funds, including Columbia Small Cap Value Fund II, Columbia Small Cap Growth Fund II and Columbia Acorn USA.

•

5-15% of the Portfolio’s assets is targeted to international/global equity funds, including Columbia International Value Fund*, Columbia Multi-Advisor International Equity Fund, Columbia Marsico International Opportunities Fund and Columbia Acorn International.

•	25-65% of the Portfolio’s assets is targeted to government and corporate debt securities funds, including Columbia Short Term Bond Fund and Columbia Total Return Bond Fund.

•	0-10% of the Portfolio’s assets is targeted to convertible securities funds, consisting of Columbia Convertible Securities Fund.

•	0-10% of the Portfolio’s assets is targeted to below investment grade funds, consisting of Columbia High Income Fund.

*	Because this Fund is closed to new investments, the Portfolio will not invest additional assets in this Fund.

The actual amount of Portfolio assets invested in any Underlying Fund category, or in any individual Underlying Fund, may vary from these target allocations at any time. The Advisor may use various strategies to try to manage how much the actual amount varies, and for how long. The Advisor can modify the list of Underlying Funds in which the Portfolio is invested at any time, including by adding Underlying Funds introduced after the date of this Prospectus.

The Advisor may sell shares of an Underlying Fund to adjust the allocation of the Portfolio’s assets; if the Advisor believes that an Underlying Fund is no longer a suitable investment, or that other Underlying Funds are more attractive; to meet redemption requests; or for other reasons. When selling shares to meet redemption requests, the Advisor normally will sell a proportionate amount of the shares the Portfolio owns in each Underlying Fund.

14

Columbia LifeGoal® Balanced Growth Portfolio

The Portfolio’s targeted allocations to each category of Underlying Funds, and the individual Underlying Funds within those categories, are as follows:

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to

Remember that the actual amount of Portfolio assets invested in any category of Underlying Funds, or in any individual Underlying Fund, may vary from these target allocations at any time.

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Columbia LifeGoal® Balanced Growth Portfolio

FUNDamentals ™

What is value investing?

Value investing means looking for “undervalued” companies – companies that may be currently out of favor and selling at prices below where the Advisor believes “true” value is and therefore may have potential to increase in value.

FUNDamentals ™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

Principal Risks

Management Risk – The Portfolio is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Portfolio to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Allocation Risk – The Portfolio uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Portfolio’s mix of investments will not produce the returns expected, or that the investments themselves will decline in value. In addition, the actual percentage of the Portfolio’s total assets invested in an asset class may vary from the Portfolio’s target allocations.

Fund of Funds Risk – While the fund of funds structure affords the Portfolio greater diversification than that of a traditional mutual fund, it also causes the Portfolio indirectly to bear a portion of the Underlying Funds’ expenses, in addition to the Portfolio’s own expenses. The amount of Underlying Fund expenses paid by the Portfolio will vary as the Advisor changes allocations to the Underlying Funds.

The Portfolio is subject indirectly to the following risks of the Underlying Funds:

Market Risk – The Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that an Underlying Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Underlying Fund. Accordingly, an investment in the Underlying Fund could lose money over short or even long periods. The market values of the securities the Underlying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Growth Investment Strategy Risk – The Underlying Funds with a growth style investment strategy attempt to identify companies that are believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. In addition, growth stocks, at times, may not perform as well as value stocks or the stock market in general, and may be out of favor with investors for extended periods of time.

Value Investment Strategy Risk – The Underlying Funds with a value style investment strategy attempt to identify companies whose stocks may be undervalued, with the expectation that they will rise in value. Value stocks are stocks of companies that, for example, may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in turn, potentially undervalued. If the assessment of a company’s value is incorrect, the price of the company’s stock may fall, or may not approach the value placed on it. There is also a risk that it may take longer than expected for the value of these investments to rise. In addition, value stocks, at times, may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for extended periods of time.

Smaller Company Securities Risk – Certain Underlying Funds invest in securities of small- or mid-capitalization companies (“smaller companies”). These securities can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. Smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Foreign Securities Risk – Certain Underlying Funds invest in foreign securities and, as such, are subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that an Underlying Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Underlying Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

16

Columbia LifeGoal® Balanced Growth Portfolio

U.S. Government Obligations Risk – Certain Underlying Funds invest in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Interest Rate Risk – Certain Underlying Funds invest in debt securities and so are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income an Underlying Fund receives from it but will affect the value of the Underlying Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – Certain Underlying Funds are subject to credit risk, which applies to most debt securities. An Underlying Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Derivatives Risk – Certain Underlying Funds use derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. An Underlying Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Underlying Fund uses derivatives to enhance its returns or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Underlying Fund. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Underlying Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Underlying Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Underlying Fund’s potential difficulty or inability to terminate or sell their derivative positions, as a liquid secondary market for such positions may not always exist at times when the Underlying Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Underlying Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

Technology Sector Risk – Certain Underlying Funds invest in securities in the technology sector and thus may be impacted more adversely than other funds by factors affecting this sector. Technology companies are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of and investor enthusiasm for their securities. In addition, many technology companies have limited operating histories and are particularly vulnerable to the risks of rapidly changing technologies. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolio. Additional risks are associated with other permissible investments of the Portfolio that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolio will achieve its investment objective.

17

Columbia LifeGoal® Balanced Growth Portfolio

Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Portfolio’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

18

Columbia LifeGoal® Balanced Growth Portfolio

Average Annual Total Return as of December 31, 2006

The table below shows the Portfolio’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table compares the Portfolio’s returns for each period with those of the S&P 500 Index and the Lehman Brothers U.S. Aggregate Index. The S&P 500 Index is an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The Lehman Brothers U.S. Aggregate Index is an unmanaged index made up of the Lehman Brothers U.S. Government/Credit Index, Lehman Brothers Mortgage-Backed Securities Index, Lehman Brothers Asset-Backed Securities Index and Lehman Brothers Commercial Mortgage-Backed Securities Index. The indices are not available for investment and do not reflect fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years (a)
Class Z shares returns before taxes	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions and sale of Portfolio shares	[	]%	[	]%	[	]%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%
Lehman Brothers U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)

The Portfolio’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Portfolio’s Class Z shares is October 15, 1996. The indices shown are from October 15, 1996.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

19

Columbia LifeGoal® Balanced Growth Portfolio

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Portfolio Expenses

In general, there are two kinds of portfolio expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Portfolio’s assets.

Annual operating expenses include:

•	management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

•	any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Portfolio’s share classes, including affiliates of Bank of America.

•	other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Portfolio after any fee waivers or expense limitations, and are expressed as a percentage of the Portfolio’s average net assets.

The Portfolio may incur significant transaction costs in addition to the annual Portfolio operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Portfolio in Additional Portfolio Investment Strategies and Policies.

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Columbia LifeGoal® Balanced Growth Portfolio

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A

Annual Portfolio Operating Expenses (a) (deducted from the Portfolio’s assets)

Class Z Shares
Management fees (b)	[	]%
Other expenses ©	[	]%
Acquired fund fees and expenses (Underlying Funds)	[	]%
Total annual Portfolio operating expenses	[	]%
Fee waivers and/or reimbursements (d)	[	]%
Total net expenses (e)	[	]%

(a)
(b)
(c)
(d)
(e)

21

Columbia LifeGoal® Balanced Growth Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Portfolio,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Portfolio,

•	your investment has a 5% return each year, and

•	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Portfolio Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

22

Columbia LifeGoal® Income and Growth Portfolio

FUNDimensions ™

Columbia LifeGoal® Income and Growth Portfolio

Investment Objective:	Total return, consisting of current income and modest capital appreciation

Investment Style:	Fund of Funds

Benchmark:	S&P 500 Index Lehman Brothers U.S. Aggregate Index

Ticker Symbols:	Class Z: NIPAX

Principal Risks:

Management risk

Market risk

Allocation risk

Growth investment strategy risk

Value investment strategy risk

Fund of funds risk

Smaller company securities risk

U.S. Government obligations risk

Interest rate risk

Credit risk

Low and below investment grade securities risk

Derivatives risk

FUNDamentals ™

Fund of Funds

Unlike a traditional mutual fund, which invests in individual securities, a “fund of funds” invests in a mix of underlying funds using an asset allocation approach.

FUNDamentals ™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes — for example, domestic equity securities, foreign securities and debt securities — in varying proportions.

The mix of asset classes and how much is invested in each will be the most important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

•	have longer-term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

Investment Objective

The Portfolio seeks total return, consisting of current income and modest capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Portfolio will invest most of its assets in Class Z shares of certain Columbia Funds (Underlying Funds) that invest in government or corporate debt securities, but also may invest in shares of Underlying Funds that invest in domestic or foreign equity securities or money market instruments.

The Advisor uses asset allocation as its principal investment approach and:

•

allocates the Portfolio’s assets among Underlying Fund categories within the target asset allocations set for the Portfolio, based on the Portfolio’s investment objective and historical and projected returns for each asset class.

•

chooses individual Underlying Funds within each Underlying Fund category and the amount that will be allocated to each Underlying Fund, based on each Underlying Fund’s historical returns and the expected performance of the mix of Underlying Funds.

•	reviews the allocations to Underlying Fund categories and individual Underlying Funds at least monthly, and may change these allocations when the Advisor believes it is appropriate to do so.

The Portfolio’s targeted allocations to each category of Underlying Funds, and the individual Underlying Funds within those categories (as of ________), are as follows:

•	50-90% of the Portfolio’s assets is targeted to government and corporate bond funds, including Columbia Short Term Bond Fund and Columbia Total Return Bond Fund.

•

10-30% of the Portfolio’s assets is targeted to large-capitalization domestic equity funds, including Columbia Large Cap Value Fund, Columbia Large Cap Core Fund and Columbia Marsico Focused Equities Fund.

•	0-10% of the Portfolio’s assets is targeted to mid-capitalization domestic equity funds, including Columbia Mid Cap Value Fund and Columbia Mid Cap Growth Fund.

•	0-10% of the Portfolio’s assets is targeted to small-capitalization domestic equity funds, including Columbia Small Cap Value Fund II, Columbia Small Cap Growth Fund II and Columbia Acorn USA.

•

0-10% of the Portfolio’s assets is targeted to international/global equity funds, including Columbia International Value Fund*, Columbia Multi-Advisor International Equity Fund, Columbia Marsico International Opportunities Fund and Columbia Acorn International.

•	0-10% of the Portfolio’s assets is targeted to convertible securities funds, consisting of Columbia Convertible Securities Fund.

•	0-15% of the Portfolio’s assets is targeted to below investment grade funds, consisting of Columbia High Income Fund.

•	0-20% of the Portfolio’s assets is targeted to money market funds, consisting of Columbia Cash Reserves.

*	Because this Fund is closed to new investments, the Portfolio will not invest additional assets in this Fund.

The Portfolio’s target allocation for total investments in Underlying Funds that invest in domestic and foreign equity securities is 30% of the Portfolio’s assets. The actual amount of Portfolio assets invested in any Underlying Fund category, or in any individual Underlying Fund, may vary from these target allocations at any time. The Advisor may use various strategies to try to manage how much the actual amount varies, and for how long. The Advisor can modify the list of Underlying Funds in which the Portfolio is invested at any time, including by adding Underlying Funds introduced after the date of this Prospectus.

The Advisor may sell shares of an Underlying Fund to adjust the allocation of the Portfolio’s assets; if the Advisor believes that an Underlying Fund is no longer a suitable investment, or that other Underlying Funds are more attractive; to meet redemption requests; or for other reasons. When selling shares to meet redemption requests, the Advisor normally will sell a proportionate amount of the shares the Portfolio owns in each Underlying Fund.

23

Columbia LifeGoal® Income and Growth Portfolio

The Portfolio’s targeted allocations to each category of Underlying Funds, and the individual Underlying Funds within those categories, are as follows:

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to

Remember that the actual amount of Portfolio assets invested in any category of Underlying Funds, or in any individual Underlying Fund, may vary from these target allocations at any time.

24

Columbia LifeGoal® Income and Growth Portfolio

FUNDamentals ™

What is value investing?

Value investing means looking for “undervalued” companies - companies that may be currently out of favor and selling at prices below where the Advisor believes “true” value is and therefore may have potential to increase in value.

FUNDamentals ™

Below Investment Grade Securities

Below investment grade securities are sometimes referred to as “junk bonds.” Below investment grade securities offer the potential for higher income than other kinds of debt securities with similar maturities, but they also have higher credit risk.

Principal Risks

Management Risk – The Portfolio is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Portfolio to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Allocation Risk – The Portfolio uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Portfolio’s mix of investments will not produce the returns expected, or that the investments themselves will decline in value. In addition, the actual percentage of the Portfolio’s total assets invested in an asset class may vary from the Portfolio’s target allocations.

Fund of Funds Risk – While the fund of funds structure affords the Portfolio greater diversification than that of a traditional mutual fund, it also causes the Portfolio indirectly to bear a portion of the Underlying Funds’ expenses, in addition to the Portfolio’s own expenses. The amount of Underlying Fund expenses paid by the Portfolio will vary as the Advisor changes allocations to the Underlying Funds.

The Portfolio is subject indirectly to the following risks of the Underlying Funds:

Market Risk – The Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that an Underlying Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Underlying Fund. Accordingly, an investment in the Underlying Fund could lose money over short or even long periods. The market values of the securities the Underlying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Growth Investment Strategy Risk – The Underlying Funds with a growth style investment strategy attempt to identify companies that are believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. In addition, growth stocks, at times, may not perform as well as value stocks or the stock market in general, and may be out of favor with investors for extended periods of time.

Value Investment Strategy Risk – The Underlying Funds with a value style investment strategy attempt to identify companies whose stocks may be undervalued, with the expectation that they will rise in value. Value stocks are stocks of companies that, for example, may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in turn, potentially undervalued. If the assessment of a company’s value is incorrect, the price of the company’s stock may fall, or may not approach the value placed on it. There is also a risk that it may take longer than expected for the value of these investments to rise. In addition, value stocks, at times, may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for extended periods of time.

Smaller Company Securities Risk – Certain Underlying Funds invest in securities of small- or mid-capitalization companies (“smaller companies”). These securities can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. Smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

25

Columbia LifeGoal® Income and Growth Portfolio

U.S. Government Obligations Risk – Certain Underlying Funds invest in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Interest Rate Risk – Certain Underlying Funds invest in debt securities and so are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income an Underlying Fund receives from it but will affect the value of the Underlying Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – Certain Underlying Funds are subject to credit risk, which applies to most debt securities. An Underlying Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Low and Below Investment Grade Securities Risk – Certain Underlying Funds invest in debt securities with the lowest investment grade rating or that are below investment grade. These securities are more speculative in nature than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications, or similar events, and are often issued by smaller, less creditworthy companies or companies with substantial debt. Their value is generally more sensitive than higher-rated securities to the financial condition of their issuers and adverse changes in the economy, which are more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium - a high interest rate or yield - because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

Derivatives Risk – Certain Underlying Funds use derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. An Underlying Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Underlying Fund uses derivatives to enhance its returns or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Underlying Fund. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Underlying Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Underlying Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Underlying Fund’s potential difficulty or inability to terminate or sell their derivative positions, as a liquid secondary market for such positions may not always exist at times when the Underlying Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Underlying Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolio. Additional risks are associated with other permissible investments of the Portfolio that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolio will achieve its investment objective.

26

Columbia LifeGoal® Income and Growth Portfolio

    Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Portfolio’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

27

Columbia LifeGoal® Income and Growth Portfolio

Average Annual Total Return as of December 31, 2006

The table below shows the Portfolio’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table compares the Portfolio’s returns for each period with those of the S&P 500 Index and the Lehman Brothers U.S. Aggregate Index. The S&P 500 Index is an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The Lehman Brothers U.S. Aggregate Index is an unmanaged index made up of the Lehman Brothers U.S. Government/Credit Index, Lehman Brothers Mortgage-Backed Securities Index, Lehman Brothers Asset-Backed Securities Index and Lehman Brothers Commercial Mortgage-Backed Securities Index. The indices are not available for investment and do not reflect fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years
Class Z shares returns before taxes	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions and sale of Portfolio shares	[	]%	[	]%	[	]%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%
Lehman Brothers U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)

The Portfolio’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Portfolio’s Class Z shares is October 15, 1996. The indices shown are from October 15, 1996.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

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Columbia LifeGoal® Income and Growth Portfolio

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Portfolio Expenses

In general, there are two kinds of portfolio expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Portfolio’s assets.

Annual operating expenses include:

•	management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

•	any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Portfolio’s share classes, including affiliates of Bank of America.

•	other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Portfolio after any fee waivers or expense limitations, and are expressed as a percentage of the Portfolio’s average net assets.

The Portfolio may incur significant transaction costs in addition to the annual Portfolio operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Portfolio in Additional Portfolio Investment Strategies and Policies.

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Columbia LifeGoal® Income and Growth Portfolio

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A

Annual Portfolio Operating Expenses (a) (deducted from the Portfolio’s assets)

Class Z Shares
Management fees (b)	[	]%
Other expenses ©	[	]%
Acquired fund fees and expenses (Underlying Funds)	[	]%
Total annual Portfolio operating expenses	[	]%
Fee waivers and/or reimbursements (d)	[	]%
Total net expenses (e)	[	]%

(a)
(b)
(c)
(d)
(e)

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Columbia LifeGoal® Income and Growth Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Portfolio,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Portfolio,

•	your investment has a 5% return each year, and

•	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Portfolio Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

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Columbia LifeGoal® Income Portfolio

FUNDimensions ™

Columbia LifeGoal® Income Portfolio

Investment Objective:	Current income, consistent with relative stability of principal

Investment Style:	Fund of Funds

Benchmark:	Lehman Brothers U.S. Aggregate 1-3 Years Index Blended 80% Lehman Brothers U.S. Aggregate 1-3 Years Index/20% Lehman Brothers U.S. High Yield Index

Ticker Symbols:	Class Z: N/A

Principal Risks:

Management risk

Market risk

Allocation risk

Fund of funds risk

Interest rate risk

Credit risk

U.S. Government obligations

Derivatives risk

Convertible securities risk

Low and below investment grade securities risk

Mortgage- and other asset-backed securities risk

Foreign securities risk

Real estate investment trusts risk

FUNDamentals ™

Fund of Funds

Unlike a traditional mutual fund, which invests in individual securities, a “fund of funds” invests in a mix of underlying funds using an asset allocation approach.

FUNDamentals ™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes — for example, domestic equity securities, foreign securities and debt securities — in varying proportions.

The mix of asset classes and how much is invested in each will be the most important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

•	have longer-term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

Investment Objective

The Portfolio seeks current income, consistent with relative stability of principal.

Principal Investment Strategies

Under normal circumstances, the Portfolio will invest a majority of its assets in Class Z shares of certain Columbia Funds (Underlying Funds) that invest in government or corporate debt securities, but also may invest in shares of Underlying Funds that invest in domestic equity securities, other debt securities or money market instruments, as well as directly in individual securities.

The Advisor uses asset allocation as its principal investment approach and:

•

allocates the Portfolio’s assets among Underlying Fund and individual securities categories within the target asset allocations set for the Portfolio, based on the Portfolio’s investment objective and historical and projected returns for each asset class.

•

chooses individual Underlying Funds and individual securities within each category and the amount that will be allocated to each Underlying Fund and individual security, based on each Underlying Fund’s or individual security’s historical returns and the expected performance of the mix of Underlying Funds or individual securities.

•

reviews the allocations to Underlying Fund and individual securities categories and individual Underlying Funds on an ongoing basis, and may change these allocations when the Advisor believes it is appropriate to do so.

The Portfolio’s targeted allocations to each category of Underlying Funds and individual securities, and the individual Underlying Funds and individual securities within those categories (as of ________), are as follows:

•

0-100% of the Portfolio’s assets is targeted to government and corporate debt securities funds, including Columbia Short Term Bond Fund, Columbia Intermediate Core Bond Fund, Columbia Total Return Bond Fund, Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio.

•	0-35% of the Portfolio’s assets is targeted to below investment grade funds, consisting of Columbia High Income Fund.

•	0-35% of the Portfolio’s assets is targeted to money market funds, consisting of Columbia Cash Reserves.

•	0-20% of the Portfolio’s assets is targeted to convertible securities funds, consisting of Columbia Convertible Securities Fund.

•	0-20% of the Portfolio’s assets is targeted to equity funds, including Columbia Large Cap Value Fund, Columbia Mid Cap Value Fund and Columbia Small Cap Value Fund II.

•

0-100% of the Portfolio’s assets is targeted to individual securities, including, without limitation, money market instruments, investment grade securities, mortgage- and other asset-backed securities, below investment grade securities, international debt securities, income-oriented equity securities, convertible securities and real estate investment trusts (or REITs).

The Advisor will invest at least 50% of the Portfolio’s assets in investment grade debt securities (either through an Underlying Fund or through individual securities). The Advisor will invest no more than 30% of the Portfolio’s assets in a combination of income-oriented equity securities and REITs, but will not invest more than 20% of the Portfolio’s assets in REITs.

The actual amount of Portfolio assets invested in any Underlying Fund or individual security category, or in any individual Underlying Fund or individual security, may vary from these target allocations at any time. The Advisor may use various strategies to try to manage how much the actual amount varies, and for how long. The Advisor can modify the list of Underlying Funds in which the Portfolio is invested at any time, including by adding Underlying Funds introduced after the date of this Prospectus.

The Portfolio may engage in repurchase, reverse repurchase and forward purchase agreements, which generally will be short-term in nature and primarily will be used to seek to enhance returns and manage liquidity. The Portfolio may invest in derivatives, including futures, options, swap contracts and other derivative instruments. The Portfolio may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns, to hedge some of its investments in debt securities or as a substitute for a position in an underlying asset. The Portfolio also may invest in private placements to seek to enhance yield.

The Advisor may sell shares of an Underlying Fund or individual security to adjust the allocation of the Portfolio’s assets; if the Advisor believes that an Underlying Fund or individual security is no longer a suitable investment, or that other Underlying Funds or individual securities are more attractive; to meet redemption requests; or for other reasons. When selling shares to meet redemption requests, the Advisor normally will sell a proportionate amount of the shares the Portfolio owns in each Underlying Fund.

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Columbia LifeGoal® Income Portfolio

The Portfolio’s targeted allocations to each category of Underlying Funds, and the individual Underlying Funds within those categories, are as follows:

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to.

•	[ ] % of the Portfolio’s assets is targeted to

Remember that the actual amount of Portfolio assets invested in any category of Underlying Funds, or in any individual Underlying Fund, may vary from these target allocations at any time.

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Columbia LifeGoal® Income Portfolio

FUNDamentals ™

Below Investment Grade Securities

Below investment grade securities are sometimes referred to as “junk bonds.” Below investment grade securities offer the potential for higher income than other kinds of debt securities with similar maturities, but they also have higher credit risk.

FUNDamentals ™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

     Principal Risks

Management Risk – The Portfolio is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Portfolio to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Allocation Risk – The Portfolio uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Portfolio’s mix of investments will not produce the returns expected, or that the investments themselves will decline in value. In addition, the actual percentage of the Portfolio’s total assets invested in an asset class may vary from the Portfolio’s target allocations.

Fund of Funds Risk – While the fund of funds structure affords the Portfolio greater diversification than that of a traditional mutual fund, it also causes the Portfolio indirectly to bear a portion of the Underlying Funds’ expenses, in addition to the Portfolio’s own expenses. The amount of Underlying Fund expenses paid by the Portfolio will vary as the Advisor changes allocations to the Underlying Funds.

The Portfolio is subject directly to the extent it invests in individual securities and indirectly to the extent it invests in Underlying Funds to the following risks:

Market Risk – The Portfolio and the Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Portfolio or an Underlying Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Portfolio or the Underlying Fund. Accordingly, an investment in the Portfolio or the Underlying Fund could lose money over short or even long periods. The market values of the securities the Portfolio or the Underlying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Interest Rate Risk – The Portfolio and certain Underlying Funds invest in debt securities and so are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Portfolio or an Underlying Fund receives from it but will affect the value of the Portfolio’s or the Underlying Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Portfolio and certain Underlying Funds are subject to credit risk, which applies to most debt securities. The Portfolio or an Underlying Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Portfolio and certain Underlying Funds invest in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Derivatives Risk – The Portfolio and certain Underlying Funds use derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Portfolio’s or an Underlying Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Underlying Fund uses derivatives to enhance its returns or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Portfolio’s or the Underlying Fund. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Portfolio’s or the Underlying Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Portfolio or the Underlying Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Portfolio’s or the Underlying Fund’s potential difficulty or inability to terminate or sell its derivative positions, as a liquid secondary market for such positions may not always exist at times when the Portfolio or the Underlying Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Portfolio or the Underlying Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

Convertible Securities Risk – The Portfolio and certain Underlying Funds invest in convertible securities, which are bonds, debentures, notes, preferred stocks or other securities that can be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security may only be redeemed or converted after a particular date and under certain circumstances (including a specified price) established upon issue. The market value of a convertible security tends to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company.

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Columbia LifeGoal® Income Portfolio

Low and Below Investment Grade Securities Risk – The Portfolio and certain Underlying Funds invest in debt securities with the lowest investment grade rating or that are below investment grade. These securities are more speculative in nature than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications, or similar events, and are often issued by smaller, less creditworthy companies or companies with substantial debt. Their value is generally more sensitive than higher-rated securities to the financial condition of their issuers and adverse changes in the economy, which are more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium - a high interest rate or yield - because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

Mortgage- and Other Asset-Backed Securities Risk – The Portfolio and certain Underlying Funds invest in asset-backed securities, which are interests in, or debt instruments that are backed by, pools of various types of receivables such as credit card, auto, student and home equity loans. The value of the Portfolio’s or the Underlying Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, information concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements. The Portfolio and certain Underlying Funds also invest in mortgage-backed securities, which are a type of asset-backed security specifically representing interests in, or debt instruments that are backed by, pools of mortgages in which monthly payments made by the individual borrowers on the underlying mortgage loans of both interest and principal (net of fees paid to the issuer or guarantor of the securities) are in effect, “passed through” to the owners of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or by its agencies or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Mortgage-backed securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements such as pool insurance, guarantees issued by governmental entities, a letter of credit from a bank or senior/subordinated structures. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. Most asset-backed securities have prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates. A decline in interest rates may lead to a faster rate of repayment on these securities, causing the Portfolio or the Underlying Fund to then have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage- and asset-backed securities may be difficult to predict and result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities because of lower than expected prepayment rates, making them more volatile and more sensitive to changes in interest rates.

Foreign Securities Risk – The Portfolio and certain Underlying Funds invest in foreign securities and, as such, are subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Portfolio or an Underlying Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Portfolio or the Underlying Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

Real Estate Investment Trusts Risk – The Portfolio and certain Underlying Funds invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT. In addition, certain of the risks associated with general real estate ownership apply to an Underlying Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolio. Additional risks are associated with other permissible investments of the Portfolio that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolio will achieve its investment objective.

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Columbia LifeGoal® Income Portfolio

    Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Portfolio’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia LifeGoal® Income Portfolio

Average Annual Total Return as of December 31, 2006

The table below shows the Portfolio’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table compares the Portfolio’s returns for each period with those of the Lehman Brothers U.S. Aggregate 1-3 Years Index, an unmanaged index which measures yield, price and total return for government, Treasury, agency, corporate, mortgage and Yankee bonds with 1-3 years in average life, and the Blended 80% Lehman Brothers U.S. Aggregate1-3 Years Index/20% Lehman Brothers U.S. High Yield Index. The Lehman Brothers U.S. High Yield Index is an unmanaged index which measures yield, price and total return for corporate and non-corporate fixed rate, below investment grade debt. The indices are not available for investment and do not reflect fees, brokerage commissions, taxes or other expenses of investing.

	1 year		Since inception (a)
Class Z shares returns before taxes	[	]%	[	]%
Class Z shares returns after taxes on distributions	[	]%	[	]%
Class Z shares returns after taxes on distributions and sale of Portfolio shares	[	]%	[	]%
Lehman Brothers U.S. Aggregate 1-3 Years Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%
Blended 80% Lehman Brothers U.S. Aggregate 1-3 Years Index/20% Lehman Brothers U.S. High Yield Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%

(a)

The Portfolio’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Portfolio’s Class Z shares is September 4, 2003. The returns for the indices shown are from August 31, 2003.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

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Columbia LifeGoal® Income Portfolio

    Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Portfolio Expenses

In general, there are two kinds of portfolio expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Portfolio’s assets.

Annual operating expenses include:

•	management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

•	any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Portfolio’s share classes, including affiliates of Bank of America.

•	other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Portfolio after any fee waivers or expense limitations, and are expressed as a percentage of the Portfolio’s average net assets.

The Portfolio may incur significant transaction costs in addition to the annual Portfolio operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Portfolio in Additional Portfolio Investment Strategies and Policies.

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Columbia LifeGoal® Income Portfolio

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A

Annual Portfolio Operating Expenses (a) (deducted from the Portfolio’s assets)

Class Z Shares
Management fees (b)	[	]%
Other expenses ©	[	]%
Acquired fund fees and expenses (Underlying Funds)	[	]%
Total annual Portfolio operating expenses	[	]%
Fee waivers and/or reimbursements (d)	[	]%
Total net expenses (e)	[	]%

(a)
(b)
(c)
(d)
(e)

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Columbia LifeGoal® Income Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Portfolio,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Portfolio,

•	your investment has a 5% return each year, and

•	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Portfolio Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

40

Additional Portfolio Investment Strategies and Policies

The following section describes certain strategies and policies that each Portfolio may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved ed with investing in a Portfolio.

Changing a Portfolio’s Investment Objectives and Policies

Each Portfolio’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in Affiliated Funds

The Advisor has the authority to select the Underlying Funds in which each Portfolio invests its assets. The Advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The Advisor may be subject to a conflict of interest in selecting Underlying Funds for a Portfolio because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as a fiduciary to each Portfolio, the Advisor has a duty to act in the best interest of each Portfolio in selecting Underlying Funds.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), each Portfolio may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Portfolios for services provided directly.

Lending Securities

Each Portfolio may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund, including the Portfolios, discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Each Portfolio’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end.

Investing Defensively

Each Portfolio may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Portfolio may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Portfolio’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

41

Additional Portfolio Investment Strategies and Policies

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Portfolios generally buy securities for capital appreciation, investment income or both. However, the Portfolios may sell securities regardless of how long they’ve been held. You’ll find each Portfolio’s historical portfolio turnover rates in the Financial Highlights.

42

Underlying Funds Summary

The table starting below provides a brief overview of the investment objectives and principal investments of the Underlying Funds in which the Portfolios invest. The Portfolios invest in the Underlying Funds in varying proportions.

You’ll find more detailed information about each Underlying Fund’s investment strategies and risks in its prospectus and SAI. Refer to www.columbiafunds.com or contact your financial advisor for details.

The Underlying Funds

	Investment Objectives	Principal Investments
Large-Capitalization Stock Funds

Columbia Large Cap Value Fund	• Seeks	The Fund invests: •

Columbia Large Cap Core Fund	• Seeks	The Fund invests in the Columbia Large Cap Core Master Portfolio, which invests: •

Columbia Marsico Focused Equities Fund	• Seeks	The Fund invests in the Columbia Marsico Focused Equities Master Portfolio, which invests: • under

Mid-Capitalization Stock Funds

Columbia Mid Cap Value Fund	• Seeks	The Fund invests: • under

43

Underlying Funds Summary

Small-Capitalization Stock Funds

Columbia Small Cap Value Fund II	• Seeks	The Fund invests in the Columbia Small Cap Value Master Portfolio, which invests: •

Columbia Small Cap Growth Fund II	• Seeks	The Fund invests in the Columbia Small Cap Master Portfolio, which invests: •

Columbia Acorn USA	• Seeks	The Fund invests

International/Global Stock Funds

Columbia International Value Fund (closed to new investors)	• Seeks	The Fund invests in the Columbia International Value Master Portfolio, which invests: •

Columbia Multi-Advisor International Equity Fund	• Seeks	The Fund invests:

44

Underlying Funds Summary

Columbia Marsico International Opportunities Fund	• Seeks	The Fund invests: •

Columbia Acorn International	• Seeks	The Fund invests: •

Government & Corporate Bond Funds

Columbia Short Term Bond Fund	• Seeks	The Fund invests: •

Columbia Total Return Bond Fund	• Seeks	The Fund invests:

45

Underlying Funds Summary

Convertible Securities Funds

Columbia Convertible Securities Fund	• Seeks	The Fund invests: •

High Yield Bond Funds

Columbia High Income Fund	• Seeks	The Fund invests in the Columbia High Income Master Portfolio, which invests: •

Money Market Funds

Columbia Cash Reserves	• Seeks	The Fund invests

Fixed Income Sector Portfolios

Corporate Bond Portfolio	• Seeks	The Portfolio invests

46

Underlying Funds Summary

Mortgage- and Asset-Backed Portfolio	• Seeks	The Portfolio invests

Principal Risks

47

Management of the Portfolios

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Portfolios and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [                    ], the Advisor had assets under management of approximately $ [        ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Portfolios, determining what securities and other investments each Portfolio should buy or sell and executing the Portfolio’s portfolio transactions. While the Advisor is responsible for the investment management of the Portfolios, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates in managing each Portfolio’s investments.

Each Portfolio pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Portfolio and is paid monthly. The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Portfolios’ last fiscal year, after waivers. For the Portfolios’ most recent fiscal year, aggregate advisory fees paid to the Advisor by the Portfolios amounted to [    ]% of average daily net assets of the Portfolios.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Portfolios’ annual report to shareholders for the fiscal year ended March 31.

48

Management of the Portfolios

Portfolio Manager

Vikram Kuriyan, head of the Advisor’s Quantitative Strategies Group, is the portfolio manager responsible for making the day-to-day investment decisions for each Portfolio. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolios.

Vikram Kuriyan

Service with each Portfolio since August 2004

Investment management experience since 1986

Columbia Management Portfolio Manager since 2000.

The Distributor

Shares of the Portfolios are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of each Portfolio, including the general supervision of each Portfolio’s operations, coordination of each Portfolio’s service providers, and the provision of office facilities and related clerical and administrative services. The Administrator does not currently receive any fees for the administrative services it provides to the Portfolios.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Each Portfolio pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Portfolios’ behalf.

49

Management of the Portfolios

Other Roles and Relationships of Bank of America and its Affiliates

– Certain Conflicts of Interest

As described in Management of the Portfolios – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Portfolios for which they are compensated. Bank of America and its affiliates also may provide other services to the Portfolios and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Portfolios. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Portfolios.

Conflicts of interest and limitations that could affect the Portfolios may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Portfolios and the sale of their shares;

•	the allocation of, and competition for, investment opportunities among the Portfolios and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Portfolios and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Portfolios invest; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Portfolios.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Portfolios and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Portfolios (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

50

Management of the Portfolios

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

51

Management of the Portfolios

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

52

About Class Z Shares

Description of the Share Class

Share Class Features

The Portfolios offer one class of shares in this Prospectus: Class Z shares. The Portfolios may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Portfolios’ share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Conversion Features	none

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

53

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds, including the Portfolios. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Portfolios to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Portfolios will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Portfolios. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

54

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is a Portfolio’s next determined net asset value (or NAV) per share for a given share class. Each Portfolio calculates the net asset value per share for each class of shares at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Portfolios’ share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of each Portfolio’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Portfolios. Each Portfolio uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, a Portfolio will base the price of the security held by the Portfolio on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, a Portfolio may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Portfolio’s share price is calculated. Foreign exchanges typically close before the time at which Portfolio share prices are calculated, and may be closed altogether on some days a Portfolio is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Portfolios use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Portfolio shares. However, when a Portfolio uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause a Portfolio’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Portfolio’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Portfolios have retained an independent fair valuation pricing service to assist in the fair valuation process for Portfolios that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Portfolio could change on days when Portfolio shares cannot be bought or sold.

55

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that a Portfolio may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, a Portfolio’s net asset value is not calculated and a Portfolio does not accept buy or sell requests. However, the value of a Portfolio’s assets may still be affected on such days to the extent that a Portfolio holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

56

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Portfolios to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Portfolios may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Portfolios are unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Portfolios shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Columbia Fund you own separately from any other account of the Columbia Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Columbia Fund you own separately from any other account of the Columbia Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by a Columbia Fund by any amounts it collects from the assessment of this fee. For Columbia Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee.

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Buying, Selling and Exchanging Shares

Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Columbia Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Columbia Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Portfolio shares could create large balances of uninvested cash such that the Portfolios may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Portfolio shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Portfolios’ performance to be adversely impacted.

In-Kind Distributions

The Portfolios reserve the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event a Portfolio makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Portfolios do not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Portfolios are intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Portfolio shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Portfolios discourage and do not accommodate excessive trading.

The Portfolios reserve the right to reject, without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, a Portfolio may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Portfolio or its agents determine that accepting the order could interfere with efficient management of the Portfolio’s portfolio or is otherwise contrary to the Portfolio’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If a Portfolio detects that an investor has made either one “material round trip” in the Portfolio in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into a Portfolio followed by a sale or exchange out of the Portfolio. A “material” round trip is one that is deemed by a Portfolio to be material in terms of its amount or its potential detrimental impact on the Portfolio. Independent of this limit, a Portfolio may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

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Buying, Selling and Exchanging Shares

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Portfolios using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Portfolios retain the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Portfolios take various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Portfolios receive buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact a Portfolio’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Portfolios’ efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Portfolios seek to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Portfolios reserve the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to a Portfolio’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Portfolios’ performance;

•	potential dilution of the value of the Portfolios’ shares;

•

interference with the efficient management of the Portfolios’ portfolios, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Portfolios’ remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that a Portfolio significantly invests in foreign securities traded on markets that close before the Portfolio’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Portfolio’s valuation time that influence the value of foreign securities, investors may seek to trade Portfolio shares in an effort to benefit from their understanding of the value of foreign securities as of the Portfolio’s valuation time. This is often referred to as price arbitrage. The Portfolios have adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what a Portfolio believes to be the Portfolio’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Portfolio’s shares held by other shareholders.

Similarly, to the extent that a Portfolio significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Portfolios’ portfolios to a greater degree than mutual funds that invest in highly liquid securities, in part because the Portfolios may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Portfolio shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•	Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Portfolios for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Portfolios for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•	Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Portfolios for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•	Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•	Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Portfolios for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

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Buying, Selling and Exchanging Shares

•	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to a Portfolio on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of a Portfolio at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of a Portfolio by wiring money from your bank account to your Portfolio account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of a Portfolio by electronically transferring money from your bank account to your Portfolio account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

•

The Portfolios reserve the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Portfolios. The Portfolios don’t issue certificates.

Selling Shares

When you sell your shares, a Portfolio is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of a Portfolio and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

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Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in a Portfolio is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, a Portfolio can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of a Portfolio to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of a Portfolio by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Portfolio at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

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Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply. For example, you may be able to exchange your Class Z shares of a Portfolio for Class A shares of another Columbia Fund if that other Columbia Fund does not offer Class Z shares.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Columbia Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Portfolios may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•	A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

Each Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Portfolio won’t have to pay any federal income tax. Each Portfolio distributes any net realized capital gain at least once a year. Normally, each Portfolio will declare and pay distributions of net investment income on a quarterly basis. A Portfolio may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Portfolios usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Each Portfolio generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

Each Portfolio will automatically reinvest distributions in additional shares of the same share class of the Portfolio unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Portfolio.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. Each Portfolio may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

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Distributions and Taxes

Taxes and Your Investment

Each Portfolio will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of a Portfolio.

•	Distributions of a Portfolio’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of a Portfolio’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•	If you are an individual and you meet certain holding-period for your Portfolio shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to a Portfolio’s dividends received from certain U.S. and foreign corporations, as long as the Portfolios meet certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•	If you buy Portfolio shares shortly before a Portfolio makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Portfolio that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Portfolio sells those securities and distributes the realized gain. This distribution is also subject to tax. Each Portfolio has built up, or has potential to build up, high levels of unrealized capital gain.

•	A sale or exchange of Portfolio shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•	Your sales (including those paid in securities) and exchanges of Portfolio shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Portfolio shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•	The Portfolios are required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in a Portfolio. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Portfolio shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in a Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights tables are designed to help you understand how each Portfolio has performed for the past five years, or if shorter, the Portfolio’s period of operations. Certain information reflects financial results for a single Portfolio share. The total investment return line indicates how much an investment in the Portfolio would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with each Portfolio’s financial statements, is included in each Portfolio’s annual report. The independent registered public accounting firm’s report and the Portfolios’ financial statements are also incorporated by reference into the SAI.

Columbia LifeGoal® Growth Portfolio – Class Z Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

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Financial Highlights

Columbia LifeGoal® Balanced Growth Portfolio – Class Z Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

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Financial Highlights

Columbia LifeGoal® Income and Growth Portfolio – Class Z Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

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Financial Highlights

Columbia LifeGoal® Income Portfolio – Class Z Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

69

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of each Portfolio, including investment advisory fees and other Portfolio costs, on each Portfolio’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of each Portfolio, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each Portfolio, which are the same as those stated in the Annual Portfolio Operating Expense table, are presented in the charts and are net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia LifeGoal® Growth Portfolio – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

70

Hypothetical Fees and Expenses

Columbia LifeGoal® Balanced Growth Portfolio – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

71

Columbia LifeGoal® Income and Growth Portfolio – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

72

Hypothetical Fees and Expenses

Columbia LifeGoal® Income Portfolio – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

73

Columbia LifeGoal® Portfolios

For More Information

You’ll find more information about the Columbia LifeGoal® Portfolios and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about each Portfolio’s investments is available in the Portfolios’ annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio’s performance during its last fiscal year.

Shareholder Communications with the Board

The Portfolios’ Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Portfolios and their policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about each Portfolio (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Portfolios are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Portfolios’ investment company registration number is 811-09645.

74

Columbia Management®

Columbia Funds

Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Masters Global Equity Portfolio

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Portfolio shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Portfolio shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Portfolio and may be compensated or incented in connection with the sale of Portfolio shares. The Portfolio may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE PORTFOLIO INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Masters Global Equity Portfolio (the Portfolio), which is one of the mutual funds in the Columbia Funds family of mutual funds (Columbia Funds). The Portfolio is a “fund of funds” that invests its assets in a mix of underlying mutual funds (each an Underlying Fund and together, the Underlying Funds) that will change over time. This Prospectus is designed to provide you with important information about the Portfolio in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Portfolio, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Portfolio’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a summary of the key characteristics of each Underlying Fund,

•	a discussion of the Portfolio’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Portfolio’s various share classes.

Later sections of the Prospectus talk about the details of investing in the Portfolio, including:

•	how to buy, sell and exchange shares of the Portfolio, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Portfolio’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Portfolio.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Portfolio’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Portfolio in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Portfolio’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Portfolio is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Portfolio’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Portfolio’s distributor (the Distributor). Columbia Management Services, Inc. is the Portfolio’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Portfolio, but retains general investment management responsibility for the Portfolio, subject to oversight by the Portfolio’s Board of Trustees (the Board).

The Portfolio, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Portfolio and any other Columbia Fund carefully before investing.

4

Columbia Masters Global Equity Portfolio

FUNDimensions ™

Columbia Masters Global Equity Portfolio

Investment Objective:	Capital appreciation

Investment Style:	Fund of Funds

Benchmark:	MSCI World Index

Ticker Symbols:	Class A: CMEAX Class B: CMEBX Class C: CMECX

Principal Risks:

Management risk

Market risk

Allocation risk

Fund of funds risk

Smaller company securities risk

Foreign securities risk

Derivatives risk

Convertible securities risk

Real estate investment trusts risk

General sector risk

Emerging market securities risk

Value investment strategy risk

FUNDamentals™

Fund of Funds

Unlike a traditional mutual fund, which invests in individual securities, a “fund of funds” invests in a mix of underlying funds using an asset allocation approach.

Investment Objective

The Portfolio seeks capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Portfolio will invest in Class Z shares of specified Columbia Funds (Underlying Funds) so that at least 80% of net assets are invested indirectly through such Underlying Funds in equity securities. The Portfolio will invest in a combination of Underlying Funds on a fixed percentage basis. The Underlying Funds, in turn, will invest primarily in domestic and foreign equity securities.

The Portfolio makes allocations of its net assets to four Underlying Funds as follows:

•	25% of the Portfolio’s net assets in Columbia Strategic Investor Fund.

•	25% of the Portfolio’s net assets in Columbia Marsico 21st Century Fund.

•	40% of the Portfolio’s net assets in Columbia Multi-Advisor International Equity Fund.

•	10% of the Portfolio’s net assets in Columbia Acorn International Fund.

The Advisor monitors the percentage allocations to the Underlying Funds and rebalances the Portfolio’s allocations to the Underlying Funds to ensure that actual allocations do not exceed plus or minus 3% of the fixed allocation percentages.

Columbia Strategic Investor Fund seeks long-term capital appreciation by investing primarily in equity securities. Using a “value” approach to investing, Columbia Strategic Investor Fund will invest primarily in equity securities of companies that the Advisor believes are undervalued relative to their prior history or to what the Advisor views as their intrinsic value. Columbia Strategic Investor Fund devotes more attention to the growth and earnings of companies than is normally associated with a fund using a strict value approach. Columbia Strategic Investor Fund may invest:

•	in equity securities of companies of any capitalization size and also may invest a significant percentage of its assets in equity securities of small- and mid-capitalization companies.

•	in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), and certain derivatives (including options and financial futures contracts).

•	up to 33% of total assets in foreign securities, including American Depositary Receipts.

5

Columbia Masters Global Equity Portfolio

Columbia Marsico 21st Century Fund seeks long-term growth of capital and:

•	will invest in equity securities of companies of any capitalization size and generally will hold a core position of between 35 and 50 common stocks.

•	may invest without limit in foreign securities, including emerging market securities.

Columbia Multi-Advisor International Equity Fund seeks long-term capital growth and will invest:

•	primarily in equity securities of non-U.S. companies in Europe, Australia, the Far East and other regions, including developing countries.

•

at least 80% of net assets in equity securities of established companies located in at least three countries other than the United States and will invest in countries, including emerging market countries, and in companies that are believed to have the potential for growth or are believed to be undervalued.

•	primarily in equity securities, which may include equity interests in foreign investment funds or trusts, convertible securities, real estate investment trusts and depositary receipts.

Columbia Acorn International Fund seeks long-term capital appreciation and will invest:

•	under normal circumstances, at least 75% of total assets in the stocks of foreign companies based in developed and emerging market countries.

•	in the stocks of companies based outside the United States with market capitalizations of less than $5 billion at the time of purchase.

The Advisor’s allocations to the Underlying Funds are expected to remain constant, but the Advisor can modify this list of Underlying Funds at any time, including by adding Underlying Funds introduced after the date of this Prospectus.

The Portfolio’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes — for example, domestic equity securities, foreign securities and debt securities — in varying proportions.

The mix of asset classes and how much is invested in each will be the most important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

•	have longer term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

6

Columbia Masters Global Equity Portfolio

Principal Risks

Management Risk – The Portfolio is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Portfolio to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Allocation Risk – The Portfolio uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Portfolio’s mix of investments will not produce the returns expected, or that the investments themselves will decline in value. In addition, the actual percentage of the Portfolio’s total assets invested in an asset class may vary from the Portfolio’s target allocations.

Fund of Funds Risk – While the fund of funds structure affords the Portfolio greater diversification than that of a traditional mutual fund, it also causes the Portfolio indirectly to bear a portion of the Underlying Funds’ expenses, in addition to the Portfolio’s own expenses. The amount of Underlying Fund expenses paid by the Portfolio will vary as the Advisor changes allocations to the Underlying Funds.

The Portfolio is subject indirectly to the following risks of the Underlying Funds:

Market Risk – The Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that an Underlying Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Underlying Fund. Accordingly, an investment in the Underlying Fund could lose money over short or even long periods. The market values of the securities the Underlying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Smaller Company Securities Risk – Certain Underlying Funds invest in securities of small- or mid-capitalization companies (“smaller companies”). These securities can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. Smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Foreign Securities Risk – Certain Underlying Funds invest in foreign securities and, as such, are subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that an Underlying Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Underlying Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

Derivatives Risk – Certain Underlying Funds use derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. An Underlying Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Underlying Fund uses derivatives to enhance its returns or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Underlying Fund. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Underlying Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Underlying Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Underlying Fund’s potential difficulty or inability to terminate or sell their derivative positions, as a liquid secondary market for such positions may not always exist at times when the Underlying Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Underlying Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

7

Columbia Masters Global Equity Portfolio

Convertible Securities Risk – Certain Underlying Funds invest in convertible securities, which are bonds, debentures, notes, preferred stocks or other securities that can be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security may only be redeemed or converted after a particular date and under certain circumstances (including a specified price) established upon issue. The market value of a convertible security tends to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company.

Real Estate Investment Trusts Risk – Certain Underlying Funds invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT. In addition, certain of the risks associated with general real estate ownership apply to a Portfolio’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.

General Sector Risk – Certain Underlying Funds invest in securities of companies that are in different but closely related industries, which are considered as being in the same broad economic sector. The values of such securities held by an Underlying Fund in such sector may be similarly affected by particular economic or market events, making the Underlying Fund more vulnerable to unfavorable developments in that sector than funds that invest in securities in many different sectors. Although the Underlying Fund does not intend to focus on any particular sector, at times the Underlying Fund may have a large portion of its assets invested in a particular sector.

Emerging Market Securities Risk – Certain Underlying Funds invest in securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa. These securities are more likely to have exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting from rapid social, political and economic development. Their securities markets are less developed and more thinly traded and their economies less mature. As such, emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some countries may experience periods of high inflation or rapid changes in inflation rates.

Value Investment Strategy Risk – The Underlying Funds with a value style investment strategy attempt to identify companies whose stocks may be undervalued, with the expectation that they will rise in value. Value stocks are stocks of companies that, for example, may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in turn, potentially undervalued. If the assessment of a company’s value is incorrect, the price of the company’s stock may fall, or may not approach the value placed on it. There is also a risk that it may take longer than expected for the value of these investments to rise. In addition, value stocks, at times, may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for extended periods of time.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolio. Additional risks are associated with other permissible investments of the Portfolio that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolio will achieve its investment objective.

8

Columbia Masters Global Equity Portfolio

Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Portfolio’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ] quarter [ ]:	[ ]%
Worst:	[ ] quarter [ ]:	[ ]%

FUNDamentals ™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Masters Global Equity Portfolio

Average Annual Total Return as of December 31, 2006

The table below shows the Portfolio’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table also shows the average annual returns for the Portfolio’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Portfolio’s Class A shares. The table compares the Portfolio’s returns for each period with those of the Morgan Stanley Capital International (MSCI) World Index, an unmanaged index that tracks the performance of global stocks. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		Since Inception(a)
Class A shares returns before taxes	[	]%	[	]%
Class A shares returns after taxes on distributions	[	]%	[	]%
Class A shares returns after taxes on distributions and sale of Portfolio shares	[	]%	[	]%
Class B shares returns before taxes	[	]%	[	]%
Class C shares returns before taxes	[	]%	[	]%
MSCI World Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%

(a)

The Portfolio’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Portfolio’s Class A, Class B and Class C shares is February 15, 2006. The index shown is from [    ].

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

10

Columbia Masters Global Equity Portfolio

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class A, Class B, and Class C shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Portfolio Expenses

In general, there are two kinds of portfolio expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Portfolio’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolio – Primary Service Providers for more information.

•

distribution (Rule 12b-1) and service fees, which are paid out of the Portfolio’s assets to compensate the Portfolio’s distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Portfolio after any fee waivers or expense limitations, and are expressed as a percentage of the Portfolio’s average net assets.

The Portfolio may incur significant transaction costs in addition to the annual Portfolio operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Portfolio in Additional Investment Strategies and Policies.

11

Columbia Masters Global Equity Portfolio

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[	]%	[	]%	[	]%
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[	]%(a)	[	]%(b)	[	]%(c)
Redemption fee, as a % of total redemption proceeds	2.00	%(d)	2.00	%(d)	2.00	%(d)

Annual Portfolio Operating Expenses (e) (deducted from the Portfolio’s assets)

	Class A Shares		Class B Shares		Class C Shares
Management fees (f)	[	]%	[	]%	[	]%
Distribution and service fees	[	]%	[	]%	[	]%
Other expenses (g)	[	]%	[	]%	[	]%
Acquired fund fees and expenses (Underlying Funds)	[	]%	[	]%	[	]%
Total annual Portfolio operating expenses	[	]%	[	]%	[	]%
Fee waivers and/or reimbursements (h)	[	]%	[	]%	[	]%
Total net expenses (i)	[	]%	[	]%	[	]%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and sell them within one year of buying them. See Choosing a Share Class for details.
(b)	This charge decreases over time. See Choosing a Share Class for details.
(c)	This charge applies to investors who buy Class C shares and sell them within one year of buying them. See Choosing a Share Class for details.
(d)	This redemption fee may apply to shares that are redeemed (either by sale or exchange) within 60 days of purchase. See Choosing a Share Class – Redemption Fees for details.
(e)
(f)
(g)
(h)
(i)

12

Columbia Masters Global Equity Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B or Class C shares of the Portfolio,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Portfolio,

•	your investment has a 5% return each year,

•	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

•	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Portfolio Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Class B Shares	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Assuming complete redemption of shares at the end of the period	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Assuming no redemption	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Class C Shares	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Assuming complete redemption of shares at the end of the period	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Assuming no redemption	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Remember this is an example only. It should not be considered to be representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

13

Columbia Masters Global Equity Portfolio

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Portfolio may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Portfolio.

Changing a Portfolio’s Investment Objectives and Policies

The Portfolio’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Portfolio may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Portfolio may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in Affiliated Funds

The Advisor has the authority to select the Underlying Funds in which the Portfolio invests its assets. The Advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The Advisor may be subject to a conflict of interest in selecting Underlying Funds for the Portfolio because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as a fiduciary to the Portfolio, the Advisor has a duty to act in the best interest of the Portfolio in selecting Underlying Funds.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Portfolio may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Portfolio for services provided directly.

Lending Securities

The Portfolio may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund, including the Portfolio, discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Portfolio’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end.

Investing Defensively

The Portfolio may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Portfolio may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Portfolio’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

14

Management of the Portfolio

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Portfolio and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [            ], the Advisor had assets under management of approximately $ [            ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Portfolio, determining what securities and other investments the Portfolio should buy or sell and executing the Portfolio’s portfolio transactions. While the Advisor is responsible for the investment management of the Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates in managing the Portfolio’s investments.

The Portfolio pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Portfolio and is paid monthly. The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Portfolio’s last fiscal year, after waivers. For the Portfolio’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Portfolio amounted to [ ]% of average daily net assets of the Portfolio.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Portfolio’s annual report to shareholders for the fiscal year ended March 31.

15

Management of the Portfolio

Portfolio Manager

Vikram Kuriyan, head of the Advisor’s Quantitative Strategies Group, is the portfolio manager responsible for making the day-to-day investment decisions for the Portfolio. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

Vikram Kuriyan

Service with the Portfolio since February 2006

Investment management experience since 1986

Columbia Management Portfolio Manager since 2000.

The Distributor

Shares of the Portfolio are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Portfolio, including the general supervision of the Portfolio’s operations, coordination of the Portfolio’s service providers, and the provision of office facilities and related clerical and administrative services. The Administrator does not currently receive any fees for the administrative services it provides to the Portfolio.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Portfolio pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Portfolio’s behalf.

16

Management of the Portfolio

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Portfolio – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Portfolio for which they are compensated. Bank of America and its affiliates also may provide other services to the Portfolio and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Portfolio. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Portfolio.

Conflicts of interest and limitations that could affect the Portfolio may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Portfolio and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Portfolio and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Portfolio and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Portfolio invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Portfolio.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Portfolio and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Portfolio (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Portfolio

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v. AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

18

Management of the Portfolio

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Portfolio offers three classes of shares in this Prospectus: Class A, Class B and Class C shares. The Portfolio may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Portfolio’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.

Investment Limits	none	up to $50,000 (based on aggregate account value) (b)	up to $1,000,000 (per transaction)

Front-End Sales Charges	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase

Conversion Features	none	convert to Class A shares eight years after purchase	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.
(b)

If you hold Class B shares of the Portfolio and your account has a value of less than $50,000, you may purchase additional shares of the Portfolio in amounts that increase your account value up to a maximum of $49,999. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $49,999 limit, any additional amounts you invest in Class B shares of the Portfolio will be invested in Class A shares of the Portfolio, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to the front-end sales charge that generally applies to Class A shares.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution (Rule 12b-1) and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought (a)	Sales charge as a % of the offering price (b)	Sales charge as a % of the net amount invested (b)	Amount retained or paid by selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 –$99,999	4.50%	4.71%	4.00%
$100,000 –$249,999	3.50%	3.63%	3.00%
$250,000 –$499,999	2.50%	2.56%	2.25%
$500,000 –$999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00	%(c)(d)

(a)	Purchase amounts are aggregated among all Columbia Funds for purposes of this table.
(b)

Because the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Portfolio shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases of $0 up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed when a CDSC is deducted if the shares are sold within twelve months from the time they were bought.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $2,999,999, including those in amounts of less than $1 million that are coded as commission eligible trades.

FUNDamentals ™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Portfolio every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Portfolio will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

21

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you sell those shares within one year of buying them.

•	Subsequent Class A share purchases that bring your account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you sell them within one year of buying them.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested dividends.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Portfolio will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee based program.

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares of up to 5.75% of the offering price per share. The commission is paid by reducing the amount of your investment in the Portfolio by the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999 (a)	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

(a)	For certain group retirement plans, selling and/or servicing agents will receive a 1.00% commission from the Distributor on all purchases of less than $3 million.

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B and Class C shares, but you may pay a CDSC when you sell your Class B or Class C shares.

The CDSC on Class B and Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class B or Class C shares, the Portfolio will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Portfolio’s distribution (Rule 12b-1) plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

22

Choosing a Share Class

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Portfolio.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Portfolio’s distribution (Rule 12b-1) plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

23

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Portfolio. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Portfolio will use the current public offering price per share.

Second, by making a statement of intent, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. The first breakpoint discount will be applied when your total purchases reach $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Portfolio will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Portfolio is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals ™

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

•	individual accounts,

•	joint accounts,

•	certain IRA accounts,

•	certain health savings accounts,

•	certain trusts, and

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

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Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Portfolio at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Portfolio, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into other Columbia Funds, as well as investors using the proceeds of sales of Portfolio shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid the application of a CDSC when you sell Class A, Class B or Class C shares of the Portfolio. This could happen because of the way in which you originally invested in the Portfolio, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan and in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Portfolio can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

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Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Portfolio has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Portfolio’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Portfolio and providing services to investors. Because the fees are paid out of the Portfolio’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class A	— (a)	— (a)	0.25	%(a)
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%

(a)	The Portfolio’s Class A shares pay a combined distribution (Rule 12b-1) and service fee pursuant to the Portfolio’s combined distribution (Rule 12b-1) shareholder servicing plan for Class A shares.

The Portfolio will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Portfolio may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

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Choosing a Share Class

Redemption Fees

When you sell or exchange shares of a mutual fund, the fund effectively buys those shares back from you in what is called a redemption.

The international/global equity funds in the Columbia Funds Family assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds from Fund shares that you redeem (either by sale or exchange into another Columbia Fund) within 60 days of buying them. To determine which shares you are selling in a transaction, Columbia Funds generally applies a first-in, first-out approach. For shares of a Fund that you acquired by exchange, the period you held shares of another Fund prior to the exchange will not be considered in determining whether the redemption fee applies. When it does apply, the redemption fee is paid to the Columbia Fund from which you are redeeming shares (either by sale or exchange into another Columbia Fund).

The redemption fee described above will not be imposed if you qualify for a waiver and Columbia Funds has received proper notification of your qualification. We will redeem any shares that are eligible for a waiver first. Please be aware that it is the responsibility of you and your financial advisor to notify Columbia Funds that you may qualify for a waiver before you buy or sell your shares.

The categories of transactions which qualify for a waiver of the redemption fee are as follows:

•	shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner;

•

shares sold by or distributions from participant-directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing and money purchase pension plans, where Columbia Funds does not have access to information about the individual participant account activity, except where Columbia Funds has received an indication that the plan administrator is able to assess the redemption fee on the appropriate accounts;

•

shares sold by certain investment funds (e.g., Columbia LifeGoal Portfolios and Future Scholar) that have provided assurances reasonably satisfactory to the Advisor that the investment fund is not a vehicle for excessive trading practices (the Advisor or its affiliates may manage certain of the approved investment funds);

•

shares sold in certain transactions in connection with certain asset allocation or wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Advisor that the program is not designed to be a vehicle for excessive trading practices;

•

shares sold by accounts where Columbia Funds has received information reasonably satisfactory to the Advisor indicating that financial intermediaries maintaining the accounts are currently unable for administrative reasons to assess the redemption fee on underlying shareholders;

•	shares sold by an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Advisor;

•	shares that were bought with reinvested distributions;

•	shares that are sold or exchanged through Columbia Funds’ Systematic Withdrawal Plan or Systematic Exchange Feature or similar affiliated or unaffiliated automated plans; and

•

the following retirement plan distributions: lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a “key employee” of a “top heavy” plan); and distributions from an individual retirement account (IRA) or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/2 .

Columbia Funds also has the discretion to waive the 2.00% redemption fee if a Fund is in jeopardy of failing the 90% income test prescribed by the Internal Revenue Code which must be met to maintain its registered investment company (RIC) status or otherwise losing its RIC qualification for tax purposes.

Certain financial intermediaries may not assess a redemption fee on certain categories of redemptions that they believe do not present significant excessive trading practices concerns (such as Systematic Withdrawal Plan redemptions). For a discussion of the effects of excessive trading practices, please see Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Conversely, certain financial intermediaries may assess a redemption fee on certain redemptions by accounts maintained with them that would be exempt from the redemption fee if the accounts were maintained directly with

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Choosing a Share Class

the Transfer Agent or with a different financial intermediary. Columbia Funds and its agents reserve the right to permit imposition of the redemption fee under these circumstances. Columbia Funds’ ability to assess redemption fees or apply waivers is generally limited by the policies of these financial intermediaries. Accordingly, the parameters of the exemption categories described above are subject to the different policies of the various financial intermediaries that maintain accounts. You should check with your financial intermediary about its redemption fee and waiver policies before investing or submitting a redemption order within the specified time periods.

Columbia Funds reserves the right to impose the redemption fee in the future if it determines that a financial intermediary that previously did not or was not able to assess the redemption fee on underlying shareholders has developed the policy or capability to assess the fee on some or all of its underlying shareholders. However, Columbia Funds may determine not to impose the redemption fee under certain circumstances. From time to time, as circumstances change, Columbia Funds may modify or eliminate certain exemption categories without advance notice to shareholders.

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Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds, including the Portfolio. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Portfolio to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Portfolio will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Portfolio. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these investments. The Portfolio may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Portfolio’s next determined net asset value (or NAV) per share for a given share class. The Portfolio calculates the net asset value per share for each class of shares at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Portfolio’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Portfolio’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Portfolio. The Portfolio uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Portfolio will base the price of the security held by the Portfolio on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Portfolio may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Portfolio’s share price is calculated. Foreign exchanges typically close before the time at which Portfolio share prices are calculated, and may be closed altogether on some days the Portfolio is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Portfolio uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Portfolio shares. However, when the Portfolio uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Portfolio’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Portfolio’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Portfolio has retained an independent fair valuation pricing service to assist in the fair valuation process for Portfolios that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Portfolio could change on days when Portfolio shares cannot be bought or sold.

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Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Portfolio may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Portfolio’s net asset value is not calculated and the Portfolio does not accept buy or sell requests. However, the value of the Portfolio’s assets may still be affected on such days to the extent that the Portfolio holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

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Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Portfolio to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Portfolio may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Portfolio is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Portfolio shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Columbia Fund you own separately from any other account of the Columbia Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Columbia Fund you own separately from any other account of the Columbia Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by a Columbia Fund by any amounts it collects from the assessment of this fee. For Columbia Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Columbia Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of

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Buying, Selling and Exchanging Shares

shares when we believe it is appropriate to do so in light of declines in the market value of Columbia Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Portfolio shares could create large balances of uninvested cash such that the Portfolio may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Portfolio shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Portfolio’s performance to be adversely impacted.

In-Kind Distributions

The Portfolio reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Portfolio makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Portfolio does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Portfolio is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Portfolio shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Portfolio discourages and does not accommodate excessive trading.

The Portfolio reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Portfolio may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Portfolio or its agents determine that accepting the order could interfere with efficient management of the Portfolio’s portfolio or is otherwise contrary to the Portfolio’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Portfolio detects that an investor has made either one “material round trip” in the Portfolio in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Portfolio followed by a sale or exchange out of the Portfolio. A “material” round trip is one that is deemed by the Portfolio to be material in terms of its amount or its potential detrimental impact on the Portfolio. Independent of this limit, the Portfolio may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Portfolio using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be Portfolio retains the right to modify these restrictions at any

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Buying, Selling and Exchanging Shares

considered to be under common ownership or control. The time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Portfolio takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Portfolio receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Portfolio’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Portfolio’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Portfolio seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Portfolio reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Portfolio’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Portfolio’s performance;

•	potential dilution of the value of the Portfolio’s shares;

•

interference with the efficient management of the Portfolio’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Portfolio’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Portfolio significantly invests in foreign securities traded on markets that close before the Portfolio’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Portfolio’s valuation time that influence the value of foreign securities, investors may seek to trade Portfolio shares in a effort to benefit from their understanding of the value of foreign securities as of the Portfolio’s valuation time. This is often referred to as price arbitrage. The Portfolio has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Portfolio believes to be the Portfolio’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Portfolio’s shares held by other shareholders.

Similarly, to the extent that the Portfolio significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Portfolio’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Portfolio may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Portfolio shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Portfolio on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Portfolio at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Portfolio by wiring money from your bank account to your Portfolio account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Portfolio by electronically transferring money from your bank account to your Portfolio account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

•	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Portfolio reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Portfolio. The Portfolio doesn’t issue certificates.

35

Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Portfolio is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Portfolio and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Portfolio is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Portfolio can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

36

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Portfolio to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Portfolio by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Portfolio at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

•	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Portfolio may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. The rules described below for making exchanges apply to systematic exchanges.

37

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Portfolio won’t have to pay any federal income tax. The Portfolio distributes any net realized capital gain at least once a year. Normally, the Portfolio will declare and pay distributions of net investment income on an annual basis. The Portfolio may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Portfolio usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Portfolio generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Portfolio will automatically reinvest distributions in additional shares of the same share class of the Portfolio unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Portfolio.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Portfolio may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

38

Distributions and Taxes

Taxes and Your Investment

The Portfolio will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Portfolio.

•

Distributions of the Portfolio’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Portfolio’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period for your Portfolio shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Portfolio’s dividends received from certain U.S. and foreign corporations, as long as the Portfolio meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Portfolio shares shortly before the Portfolio makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of the Portfolio that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Portfolio sells those securities and distributes the realized gain. This distribution is also subject to tax. The Portfolio has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Portfolio shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

•

Because it is an international/global equity fund, if in a taxable year more than half of the Fund’s assets consist of foreign securities, and the Fund makes a special election, you will generally be required to treat your proportionate amount of foreign income taxes paid by the Fund as foreign income taxes paid directly by you; generally you will be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

39

Financial Highlights

The financial highlights tables are designed to help you understand how the Portfolio has performed for the past five years, or if shorter, the Portfolio’s period of operations. Certain information reflects financial results for a single Portfolio share. The total investment return line indicates how much an investment in the Portfolio would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Portfolio’s financial statements, is included in the Portfolio’s annual report. The independent registered public accounting firm’s report and the Portfolio’s financial statements are also incorporated by reference into the SAI.

Columbia Masters Global Equity Portfolio – Class A Shares

	Year Ended March 31, 2007	Period Ended March 31, 2006
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

40

Financial Highlights

Columbia Masters Global Equity Portfolio – Class B Shares

	Year Ended March 31, 2007	Period Ended March 31, 2006
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

41

Financial Highlights

Columbia Masters Global Equity Portfolio – Class C Shares

	Year Ended March 31, 2007	Period Ended March 31, 2006
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

42

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Portfolio, including investment advisory fees and other Portfolio costs, on the Portfolio’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Portfolio, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Portfolio, which is the same as those stated in the Annual Portfolio Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Masters Global Equity Portfolio – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

43

Hypothetical Fees and Expenses

Columbia Masters Global Equity Portfolio – Class B Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Masters Global Equity Portfolio – Class C Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

44

Columbia Masters Global Equity Portfolio

For More Information

You’ll find more information about the Columbia Masters Global Equity Portfolio and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Portfolio’s investments is available in the Portfolio’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Shareholder Communications with the Board

The Portfolio’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Portfolio and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC You can review and copy information about the Portfolio (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Portfolio are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Portfolio’s investment company registration number is 811-09645.

45

Columbia Management®

Columbia Funds

Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Masters

Global Equity Portfolio

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Portfolio shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Portfolio shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Portfolio and may be compensated or incented in connection with the sale of Portfolio shares. The Portfolio may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE PORTFOLIO INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Masters Global Equity Portfolio (the Portfolio), which is one of the mutual funds in the Columbia Funds family of mutual funds (Columbia Funds). The Portfolio is a “fund of funds” that invests its assets in a mix of underlying mutual funds (each an Underlying Fund and together, the Underlying Funds) that will change over time. This Prospectus is designed to provide you with important information about the Portfolio in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Portfolio, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Portfolio’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a summary of the key characteristics of each Underlying Fund,

•	a discussion of the Portfolio’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Portfolio’s Class Z shares.

Later sections of the Prospectus talk about the details of investing in the Portfolio, including:

•	how to buy, sell and exchange shares of the Portfolio, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Portfolio’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Portfolio.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Portfolio’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Portfolio in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Portfolio’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Portfolio is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Portfolio’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Portfolio’s distributor (the Distributor). Columbia Management Services, Inc. is the Portfolio’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Portfolio, but retains general investment management responsibility for the Portfolio, subject to oversight by the Portfolio’s Board of Trustees (the Board).

The Portfolio, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Portfolio and any other Columbia Fund carefully before investing.

4

Columbia Masters Global Equity Portfolio

FUNDimensions ™

Columbia Masters Global Equity Portfolio

Investment Objective:	Capital appreciation
Investment Style:	Fund of Funds
Benchmark:	MSCI World Index
Ticker Symbols:	Class Z: CMEZX

Principal Risks:	Management risk
Market risk
Allocation risk
Fund of funds risk
Smaller company securities risk
Foreign securities risk
Derivatives risk
Convertible securities risk
Real estate investment trusts risk
General sector risk
Emerging market securities risk
Value investment strategy risk

FUNDamentals™

Fund of Funds

Unlike a traditional mutual fund, which invests in individual securities, a “fund of funds” invests in a mix of underlying funds using an asset allocation approach.

Investment Objective

The Portfolio seeks capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Portfolio will invest in Class Z shares of specified Columbia Funds (Underlying Funds) so that at least 80% of net assets are invested indirectly through such Underlying Funds in equity securities. The Portfolio will invest in a combination of Underlying Funds on a fixed percentage basis. The Underlying Funds, in turn, will invest primarily in domestic and foreign equity securities.

The Portfolio makes allocations of its net assets to four Underlying Funds as follows:

•	25% of the Portfolio’s net assets in Columbia Strategic Investor Fund.

•	25% of the Portfolio’s net assets in Columbia Marsico 21st Century Fund.

•	40% of the Portfolio’s net assets in Columbia Multi-Advisor International Equity Fund.

•	10% of the Portfolio’s net assets in Columbia Acorn International Fund.

The Advisor monitors the percentage allocations to the Underlying Funds and rebalances the Portfolio’s allocations to the Underlying Funds to ensure that actual allocations do not exceed plus or minus 3% of the fixed allocation percentages.

Columbia Strategic Investor Fund seeks long-term capital appreciation by investing primarily in equity securities. Using a “value” approach to investing, Columbia Strategic Investor Fund will invest primarily in equity securities of companies that the Advisor believes are undervalued relative to their prior history or to what the Advisor views as their intrinsic value. Columbia Strategic Investor Fund devotes more attention to the growth and earnings of companies than is normally associated with a fund using a strict value approach. Columbia Strategic Investor Fund may invest:

•	in equity securities of companies of any capitalization size and also may invest a significant percentage of its assets in equity securities of small- and mid-capitalization companies.

•	in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), and certain derivatives (including options and financial futures contracts).

•	up to 33% of total assets in foreign securities, including American Depositary Receipts.

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Columbia Masters Global Equity Portfolio

Columbia Marsico 21st Century Fund seeks long-term growth of capital and:

•	will invest in equity securities of companies of any capitalization size and generally will hold a core position of between 35 and 50 common stocks.

•	may invest without limit in foreign securities, including emerging market securities.

Columbia Multi-Advisor International Equity Fund seeks long-term capital growth and will invest:

•	primarily in equity securities of non-U.S. companies in Europe, Australia, the Far East and other regions, including developing countries.

•

at least 80% of net assets in equity securities of established companies located in at least three countries other than the United States and will invest in countries, including emerging market countries, and in companies that are believed to have the potential for growth or are believed to be undervalued.

•	primarily in equity securities, which may include equity interests in foreign investment funds or trusts, convertible securities, real estate investment trusts and depositary receipts.

Columbia Acorn International Fund seeks long-term capital appreciation and will invest:

•	under normal circumstances, at least 75% of total assets in the stocks of foreign companies based in developed and emerging market countries.

•	in the stocks of companies based outside the United States with market capitalizations of less than $5 billion at the time of purchase.

The Advisor’s allocations to the Underlying Funds are expected to remain constant, but the Advisor can modify this list of Underlying Funds at any time, including by adding Underlying Funds introduced after the date of this Prospectus.

The Portfolio’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes — for example, domestic equity securities, foreign securities and debt securities — in varying proportions.

The mix of asset classes and how much is invested in each will be the most important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

•	have longer term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

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Columbia Masters Global Equity Portfolio

Principal Risks

Management Risk – The Portfolio is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Portfolio to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Allocation Risk – The Portfolio uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Portfolio’s mix of investments will not produce the returns expected, or that the investments themselves will decline in value. In addition, the actual percentage of the Portfolio’s total assets invested in an asset class may vary from the Portfolio’s target allocations.

Fund of Funds Risk – While the fund of funds structure affords the Portfolio greater diversification than that of a traditional mutual fund, it also causes the Portfolio indirectly to bear a portion of the Underlying Funds’ expenses, in addition to the Portfolio’s own expenses. The amount of Underlying Fund expenses paid by the Portfolio will vary as the Advisor changes allocations to the Underlying Funds.

The Portfolio is subject indirectly to the following risks of the Underlying Funds:

Market Risk – The Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that an Underlying Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Underlying Fund. Accordingly, an investment in the Underlying Fund could lose money over short or even long periods. The market values of the securities the Underlying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Smaller Company Securities Risk – Certain Underlying Funds invest in securities of small- or mid-capitalization companies (“smaller companies”). These securities can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. Smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Foreign Securities Risk – Certain Underlying Funds invest in foreign securities and, as such, are subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that an Underlying Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Underlying Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

Derivatives Risk – Certain Underlying Funds use derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. An Underlying Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Underlying Fund uses derivatives to enhance its returns or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Underlying Fund. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Underlying Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Underlying Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Underlying Fund’s potential difficulty or inability to terminate or sell their derivative positions, as a liquid secondary market for such positions may not always exist at times when the Underlying Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Underlying Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

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Columbia Masters Global Equity Portfolio

Convertible Securities Risk – Certain Underlying Funds invest in convertible securities, which are bonds, debentures, notes, preferred stocks or other securities that can be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security may only be redeemed or converted after a particular date and under certain circumstances (including a specified price) established upon issue. The market value of a convertible security tends to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company.

Real Estate Investment Trusts Risk – Certain Underlying Funds invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT. In addition, certain of the risks associated with general real estate ownership apply to a Portfolio’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.

General Sector Risk – Certain Underlying Funds invest in securities of companies that are in different but closely related industries, which are considered as being in the same broad economic sector. The values of such securities held by an Underlying Fund in such sector may be similarly affected by particular economic or market events, making the Underlying Fund more vulnerable to unfavorable developments in that sector than funds that invest in securities in many different sectors. Although the Underlying Fund does not intend to focus on any particular sector, at times the Underlying Fund may have a large portion of its assets invested in a particular sector.

Emerging Market Securities Risk – Certain Underlying Funds invest in securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa. These securities are more likely to have exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting from rapid social, political and economic development. Their securities markets are less developed and more thinly traded and their economies less mature. As such, emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some countries may experience periods of high inflation or rapid changes in inflation rates.

Value Investment Strategy Risk – The Underlying Funds with a value style investment strategy attempt to identify companies whose stocks may be undervalued, with the expectation that they will rise in value. Value stocks are stocks of companies that, for example, may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in turn, potentially undervalued. If the assessment of a company’s value is incorrect, the price of the company’s stock may fall, or may not approach the value placed on it. There is also a risk that it may take longer than expected for the value of these investments to rise. In addition, value stocks, at times, may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for extended periods of time.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolio. Additional risks are associated with other permissible investments of the Portfolio that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolio will achieve its investment objective.

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Columbia Masters Global Equity Portfolio

Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Portfolio’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia Masters Global Equity Portfolio

Average Annual Total Return as of December 31, 2006

The table below shows the Portfolio’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table compares the Portfolio’s returns for each period with those of the Morgan Stanley Capital International (MSCI) World Index, an unmanaged index that tracks the performance of global stocks. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		Since Inception(a)
Class Z shares returns before taxes	[	]%	[	]%
Class Z shares returns after taxes on distributions	[	]%	[	]%
Class Z shares returns after taxes on distributions and sale of Portfolio shares	[	]%	[	]%
MSCI World Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%

(2)	The Portfolio’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Portfolio’s Class Z shares is February 15, 2006. The index shown is from [ ].

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

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Columbia Masters Global Equity Portfolio

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Portfolio Expenses

In general, there are two kinds of portfolio expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Portfolio’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolio – Primary Service Providers for more information.

•

any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Portfolio’s share classes, including affiliates of Bank of America.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Portfolio after any fee waivers or expense limitations, and are expressed as a percentage of the Portfolio’s average net assets.

The Portfolio may incur significant transaction costs in addition to the annual Portfolio operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Portfolio in Additional Portfolio Investment Strategies and Policies.

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Columbia Masters Global Equity Portfolio

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A
Redemption fee, as a % of total redemption proceeds	2.00	%(a)
Annual Portfolio Operating Expenses (b) (deducted from the Portfolio’s assets)

Class Z Shares
Management fees ©	[	]%
Other expenses (d)	[	]%
Acquired fund fees and expenses (Underlying Funds)	[	]%
Total annual Portfolio operating expenses	[	]%
Fee waivers and/or reimbursements (e)	[	]%
Total net expenses (f)	[	]%

(a)	This redemption fee may apply to shares that are redeemed (either by sale or exchange) within 60 days of purchase. See About Class Z Shares – Redemption Fees for details.
(b)
(c)
(d)
(e)
(f)

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Columbia Masters Global Equity Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Portfolio,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Portfolio,

•	your investment has a 5% return each year, and

•	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Portfolio Operating Expenses table above expire on [        ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

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Columbia Masters Global Equity Portfolio

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Portfolio may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved ed with investing in the Portfolio.

Changing a Portfolio’s Investment Objectives and Policies

The Portfolio’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Portfolio may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Portfolio may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in Affiliated Funds

The Advisor has the authority to select the Underlying Funds in which the Portfolio invests its assets. The Advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The Advisor may be subject to a conflict of interest in selecting Underlying Funds for the Portfolio because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as a fiduciary to the Portfolio, the Advisor has a duty to act in the best interest of the Portfolio in selecting Underlying Funds.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Portfolio may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Portfolio for services provided directly.

Lending Securities

The Portfolio may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund, including the Portfolio, discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Portfolio’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end.

Investing Defensively

The Portfolio may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Portfolio may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Portfolio’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

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Management of the Portfolio

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Portfolio and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [                ], the Advisor had assets under management of approximately $ [    ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Portfolio, determining what securities and other investments the Portfolio should buy or sell and executing the Portfolio’s portfolio transactions. While the Advisor is responsible for the investment management of the Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates in managing the Portfolio’s investments.

The Portfolio pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Portfolio and is paid monthly. The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Portfolio’s last fiscal year, after waivers. For the Portfolio’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Portfolio amounted to [ ]% of average daily net assets of the Portfolio.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Portfolio’s annual report to shareholders for the fiscal year ended March 31.

15

Management of the Portfolio

Portfolio Manager

Vikram Kuriyan, head of the Advisor’s Quantitative Strategies Group, is the portfolio manager responsible for making the day-to-day investment decisions for the Portfolio. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

Vikram Kuriyan

Service with the Portfolio since February 2006

Investment management experience since 1986

Columbia Management Portfolio Manager since 2000.

The Distributor

Shares of the Portfolio are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Portfolio, including the general supervision of the Portfolio’s operations, coordination of the Portfolio’s service providers, and the provision of office facilities and related clerical and administrative services. The Administrator does not currently receive any fees for the administrative services it provides to the Portfolio.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Portfolio pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Portfolio’s behalf.

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Management of the Portfolio

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Portfolio – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Portfolio for which they are compensated. Bank of America and its affiliates also may provide other services to the Portfolio and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Portfolio. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Portfolio.

Conflicts of interest and limitations that could affect the Portfolio may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Portfolio and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Portfolio and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Portfolio and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Portfolio invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Portfolio.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Portfolio and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Portfolio (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Portfolio

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

18

Management of the Portfolio

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

About Class Z Shares

Description of the Share Class

Share Class Features

The Portfolio offers one class of shares in this Prospectus: Class Z shares. The Portfolio may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Portfolio’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Conversion Features	none

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

About Class Z Shares

Redemption Fees

When you sell or exchange shares of a mutual fund, the fund effectively buys those shares back from you in what is called a redemption.

The international/global equity funds in the Columbia Funds Family assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds from Fund shares that you redeem (either by sale or exchange into another Columbia Fund) within 60 days of buying them. To determine which shares you are selling in a transaction, Columbia Funds generally applies a first-in, first-out approach. For shares of a Fund that you acquired by exchange, the period you held shares of another Fund prior to the exchange will not be considered in determining whether the redemption fee applies. When it does apply, the redemption fee is paid to the Columbia Fund from which you are redeeming shares (either by sale or exchange into another Columbia Fund).

The redemption fee described above will not be imposed if you qualify for a waiver and Columbia Funds has received proper notification of your qualification. We will redeem any shares that are eligible for a waiver first. Please be aware that it is the responsibility of you and your financial advisor to notify Columbia Funds that you may qualify for a waiver before you buy or sell your shares.

The categories of transactions which qualify for a waiver of the redemption fee are as follows:

•	shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner;

•

shares sold by or distributions from participant-directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing and money purchase pension plans, where Columbia Funds does not have access to information about the individual participant account activity, except where Columbia Funds has received an indication that the plan administrator is able to assess the redemption fee on the appropriate accounts;

•

shares sold by certain investment funds (e.g., Columbia LifeGoal Portfolios and Future Scholar) that have provided assurances reasonably satisfactory to the Advisor that the investment fund is not a vehicle for excessive trading practices (the Advisor or its affiliates may manage certain of the approved investment funds);

•

shares sold in certain transactions in connection with certain asset allocation or wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Advisor that the program is not designed to be a vehicle for excessive trading practices;

•

shares sold by accounts where Columbia Funds has received information reasonably satisfactory to the Advisor indicating that financial intermediaries maintaining the accounts are currently unable for administrative reasons to assess the redemption fee on underlying shareholders;

•	shares sold by an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Advisor;

•	shares that were bought with reinvested distributions;

•	shares that are sold or exchanged through Columbia Funds’ Systematic Withdrawal Plan or Systematic Exchange Feature or similar affiliated or unaffiliated automated plans; and

•

the following retirement plan distributions: lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a “key employee” of a “top heavy” plan); and distributions from an individual retirement account (IRA) or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/2.

Columbia Funds also has the discretion to waive the 2.00% redemption fee if a Fund is in jeopardy of failing the 90% income test prescribed by the Internal Revenue Code which must be met to maintain its registered investment company (RIC) status or otherwise losing its RIC qualification for tax purposes.

Certain financial intermediaries may not assess a redemption fee on certain categories of redemptions that they believe do not present significant excessive trading practices concerns (such as Systematic Withdrawal Plan redemptions). For a discussion of the effects of excessive trading practices, please see Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Conversely, certain financial intermediaries may assess a redemption fee on certain redemptions by accounts maintained with them that would be exempt from the redemption fee if the accounts were maintained directly with

21

About Class Z Shares

the Transfer Agent or with a different financial intermediary. Columbia Funds and its agents reserve the right to permit imposition of the redemption fee under these circumstances. Columbia Funds’ ability to assess redemption fees or apply waivers is generally limited by the policies of these financial intermediaries. Accordingly, the parameters of the exemption categories described above are subject to the different policies of the various financial intermediaries that maintain accounts. You should check with your financial intermediary about its redemption fee and waiver policies before investing or submitting a redemption order within the specified time periods.

Columbia Funds reserves the right to impose the redemption fee in the future if it determines that a financial intermediary that previously did not or was not able to assess the redemption fee on underlying shareholders has developed the policy or capability to assess the fee on some or all of its underlying shareholders. However, Columbia Funds may determine not to impose the redemption fee under certain circumstances. From time to time, as circumstances change, Columbia Funds may modify or eliminate certain exemption categories without advance notice to shareholders.

22

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds, including the Portfolio. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Portfolio to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Portfolio will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Portfolio. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Portfolio or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

23

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Portfolio’s next determined net asset value (or NAV) per share for a given share class. The Portfolio calculates the net asset value per share for each class of shares at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Portfolio’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Portfolio’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Portfolio. The Portfolio uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Portfolio will base the price of the security held by the Portfolio on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Portfolio may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Portfolio’s share price is calculated. Foreign exchanges typically close before the time at which Portfolio share prices are calculated, and may be closed altogether on some days the Portfolio is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Portfolio uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Portfolio shares. However, when the Portfolio uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Portfolio’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Portfolio’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Portfolio has retained an independent fair valuation pricing service to assist in the fair valuation process for Portfolios that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Portfolio could change on days when Portfolio shares cannot be bought or sold.

24

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Portfolio may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Portfolio’s net asset value is not calculated and a Portfolio does not accept buy or sell requests. However, the value of the Portfolio’s assets may still be affected on such days to the extent that the Portfolio holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

25

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Portfolio to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Portfolio may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Portfolio is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Portfolio shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Columbia Fund you own separately from any other account of the Columbia Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Columbia Fund you own separately from any other account of the Columbia Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by a Columbia Fund by any amounts it collects from the assessment of this fee. For Columbia Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee.

26

Buying, Selling and Exchanging Shares

Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Columbia Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Columbia Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Portfolio shares could create large balances of uninvested cash such that the Portfolio may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Portfolio shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Portfolio’s performance to be adversely impacted.

In-Kind Distributions

The Portfolio reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Portfolio makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Portfolio does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Portfolio is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Portfolio shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Portfolio discourages and does not accommodate excessive trading.

The Portfolio reserves the right to reject, without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Portfolio may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Portfolio or its agents determine that accepting the order could interfere with efficient management of the Portfolio’s portfolio or is otherwise contrary to the Portfolio’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Portfolio detects that an investor has made either one “material round trip” in the Portfolio in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Portfolio followed by a sale or exchange out of the Portfolio. A “material” round trip is one that is deemed by the Portfolio to be material in terms of its amount or its potential detrimental impact on the Portfolio. Independent of this limit, the Portfolio may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

27

Buying, Selling and Exchanging Shares

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Portfolio using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Portfolio retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Portfolio takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Portfolio receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Portfolio’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Portfolio’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Portfolio seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Portfolio reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Portfolio’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Portfolio’s performance;

•	potential dilution of the value of the Portfolio’s shares;

•

interference with the efficient management of the Portfolio’s portfolios, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Portfolio’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Portfolio significantly invests in foreign securities traded on markets that close before the Portfolio’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Portfolio’s valuation time that influence the value of foreign securities, investors may seek to trade Portfolio shares in an effort to benefit from their understanding of the value of foreign securities as of the Portfolio’s valuation time. This is often referred to as price arbitrage. The Portfolio has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Portfolio believes to be the Portfolio’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Portfolio’s shares held by other shareholders.

Similarly, to the extent that the Portfolio significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Portfolio’s portfolios to a greater degree than mutual funds that invest in highly liquid securities, in part because the Portfolio may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Portfolio shares held by other shareholders.

28

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Portfolio for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Portfolio for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Portfolio for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Portfolio for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

29

Buying, Selling and Exchanging Shares

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Portfolio on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Portfolio at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Portfolio by wiring money from your bank account to your Portfolio account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Portfolio by electronically transferring money from your bank account to your Portfolio account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

•

The Portfolio reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Portfolio. The Portfolio doesn’t issue certificates.

Selling Shares

When you sell your shares, the Portfolio is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Portfolio and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

30

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Portfolio is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Portfolio can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Portfolio to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Portfolio by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Portfolio at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

31

Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply. For example, you may be able to exchange your Class Z shares of the Portfolio for Class A shares of another Columbia Fund if that other Columbia Fund does not offer Class Z shares.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Columbia Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Portfolio may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

32

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Portfolio won’t have to pay any federal income tax. The Portfolio distributes any net realized capital gain at least once a year. Normally, the Portfolio will declare and pay distributions of net investment income on an annual basis. The Portfolio may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Portfolio usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Portfolio generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Portfolio will automatically reinvest distributions in additional shares of the same share class of the Portfolio unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Portfolio.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Portfolio may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

33

Distributions and Taxes

Taxes and Your Investment

The Portfolio will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Portfolio.

•

Distributions of the Portfolio’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Portfolio’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period for your Portfolio shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Portfolio’s dividends received from certain U.S. and foreign corporations, as long as the Portfolio meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Portfolio shares shortly before the Portfolio makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of the Portfolio that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Portfolio sells those securities and distributes the realized gain. This distribution is also subject to tax. The Portfolio has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Portfolio shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

•

Because it is an international/global equity fund, if in a taxable year more than half of the Fund’s assets consist of foreign securities, and the Fund makes a special election, you will generally be required to treat your proportionate amount of foreign income taxes paid by the Fund as foreign income taxes paid directly by you; generally you will be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

34

Financial Highlights

The financial highlights tables are designed to help you understand how the Portfolio has performed for the past five years, or if shorter, the Portfolio’s period of operations. Certain information reflects financial results for a single Portfolio share. The total investment return line indicates how much an investment in the Portfolio would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Portfolio’s financial statements, is included in the Portfolio’s annual report. The independent registered public accounting firm’s report and the Portfolio’s financial statements are also incorporated by reference into the SAI.

Columbia Masters Global Equity Portfolio – Class Z Shares

	Year Ended March 31, 2007	Period Ended March 31, 2006
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

35

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Portfolio, including investment advisory fees and other Portfolio costs, on the Portfolio’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Portfolio, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Portfolio, which is the same as those stated in the Annual Portfolio Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Masters Global Equity Portfolio – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

36

Columbia Masters Global Equity Portfolio

For More Information

You’ll find more information about the Columbia Masters Global Equity Portfolio and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Portfolio’s investments is available in the Portfolio’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Shareholder Communications with the Board

The Portfolio’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Portfolio and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Portfolio (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Portfolio are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Portfolio’s investment company registration number is 811-09645.

37

Columbia Management®

Columbia Funds

Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Masters Heritage Portfolio

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Portfolio shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Portfolio shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Portfolio and may be compensated or incented in connection with the sale of Portfolio shares. The Portfolio may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE PORTFOLIO INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Masters Heritage Portfolio (the Portfolio), which is one of the mutual funds in the Columbia Funds family of mutual funds (Columbia Funds). The Portfolio is a “fund of funds” that invests its assets in a mix of underlying mutual funds (each an Underlying Fund and together, the Underlying Funds) that will change over time. This Prospectus is designed to provide you with important information about the Portfolio in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Portfolio, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Portfolio’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a summary of the key characteristics of each Underlying Fund,

•	a discussion of the Portfolio’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Portfolio’s various share classes.

Later sections of the Prospectus talk about the details of investing in the Portfolio, including:

•	how to buy, sell and exchange shares of the Portfolio, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Portfolio’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Portfolio.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Portfolio’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement .com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Portfolio in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Portfolio’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Portfolio is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Portfolio’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Portfolio’s distributor (the Distributor). Columbia Management Services, Inc. is the Portfolio’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Portfolio, but retains general investment management responsibility for the Portfolio, subject to oversight by the Portfolio’s Board of Trustees (the Board).

The Portfolio, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Portfolio and any other Columbia Fund carefully before investing.

4

Columbia Masters Heritage Portfolio

FUNDimensions ™

Columbia Masters Heritage Portfolio

Investment Objective:	Capital appreciation

Investment Style:	Fund of Funds

Benchmark:	Lehman Brothers Intermediate Government/Credit Bond Index

Ticker Symbols:	Class A: CMHAX Class B: CMHBX Class C: CMHCX

Principal Risks:

Management risk

Market risk

Allocation risk

Fund of funds risk

Smaller company securities risk

Foreign securities risk

Convertible securities risk

U.S. Government obligations risk

Mortgage- and other asset-backed securities risk

Interest rate risk

Value investment strategy risk

Emerging market securities risk

Derivatives risk

Structure risk

Reinvestment risk

Low and below investment grade securities risk

Credit risk

FUNDamentals™

Fund of Funds

Unlike a traditional mutual fund, which invests in individual securities, a “fund of funds” invests in a mix of underlying funds using an asset allocation approach.

Investment Objective

The Portfolio seeks capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Portfolio will invest in Class Z shares of specified Columbia Funds (Underlying Funds) on a fixed percentage basis. The Underlying Funds, in turn, will invest primarily in domestic and, to a lesser extent, foreign equity securities and domestic and foreign debt securities.

The Portfolio makes allocations of net assets to three Underlying Funds as follows:

•	33 1/3% of the Portfolio’s net assets in Columbia Strategic Investor Fund.

•	33 1/3% of the Portfolio’s net assets in Columbia Marsico 21st Century Fund.

•	33 1/3% of the Portfolio’s net assets in Columbia Strategic Income Fund.

The Advisor monitors the percentage allocations to the Underlying Funds and rebalances the Portfolio’s allocations to the Underlying Funds to ensure that actual allocations do not exceed plus or minus 3% of the fixed allocation percentages.

Columbia Strategic Investor Fund seeks long-term capital appreciation by investing primarily in equity securities. Using a “value” approach to investing, Columbia Strategic Investor Fund will invest primarily in equity securities of companies that the Advisor believes are undervalued relative to their prior history or to what the Advisor views as their intrinsic value. Columbia Strategic Investor Fund devotes more attention to the growth and earnings of companies than is normally associated with a fund using a strict value approach. Columbia Strategic Investor Fund may invest:

•	in equity securities of companies of any capitalization size and also may invest a significant percentage of its assets in equity securities of small- and mid-capitalization companies.

•	in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), and certain derivatives (including options and financial futures contracts).

•	up to 33% of total assets in foreign securities, including American Depositary Receipts.

5

Columbia Masters Heritage Portfolio

Columbia Marsico 21st Century Fund seeks long-term growth of capital and:

•	will invest in equity securities of companies of any capitalization size and generally will hold a core position of between 35 and 50 common stocks.

•	may invest without limit in foreign securities, including emerging market securities.

Columbia Strategic Income Fund seeks total return, consisting of current income consistent with prudent risk. Columbia Strategic Income Fund will invest primarily in:

•	debt securities issued by the U.S. Government, including mortgage-backed securities issued by U.S. Government agencies, and may participate in mortgage dollar rolls.

•	debt securities issued by foreign governments and foreign companies, including securities issued in emerging market countries.

•	lower-rated corporate debt securities.

The Advisor’s allocations to the Underlying Funds are expected to remain constant, but the Advisor can modify this list of Underlying Funds at any time, including by adding Underlying Funds introduced after the date of this Prospectus.

FUNDamentals™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes — for example, domestic equity securities, foreign securities and debt securities — in varying proportions.

The mix of asset classes and how much is invested in each will be the most important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

•	have longer-term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

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Columbia Masters Heritage Portfolio

Principal Risks

Management Risk – The Portfolio is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Portfolio to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Allocation Risk – The Portfolio uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Portfolio’s mix of investments will not produce the returns expected, or that the investments themselves will decline in value. In addition, the actual percentage of the Portfolio’s total assets invested in an asset class may vary from the Portfolio’s target allocations.

Fund of Funds Risk – While the fund of funds structure affords the Portfolio greater diversification than that of a traditional mutual fund, it also causes the Portfolio indirectly to bear a portion of the Underlying Funds’ expenses, in addition to the Portfolio’s own expenses. The amount of Underlying Fund expenses paid by the Portfolio will vary as the Advisor changes allocations to the Underlying Funds.

The Portfolio is subject indirectly to the following risks of the Underlying Funds:

Market Risk – The Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that an Underlying Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Underlying Fund. Accordingly, an investment in the Underlying Fund could lose money over short or even long periods. The market values of the securities the Underlying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Smaller Company Securities Risk – Certain Underlying Funds invest in securities of small- or mid-capitalization companies (“smaller companies”). These securities can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. Smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Foreign Securities Risk – Certain Underlying Funds invest in foreign securities and, as such, are subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that an Underlying Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Underlying Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

Convertible Securities Risk – Certain Underlying Funds invest in convertible securities, which are bonds, debentures, notes, preferred stocks or other securities that can be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security may only be redeemed or converted after a particular date and under certain circumstances (including a specified price) established upon issue. The market value of a convertible security tends to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company.

U.S. Government Obligations Risk – Certain Underlying Funds invest in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

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Columbia Masters Heritage Portfolio

Mortgage- and Other Asset-Backed Securities Risk – Certain Underlying Funds invest in asset-backed securities, which are interests in, or debt instruments that are backed by, pools of various types of receivables such as credit card, auto, student and home equity loans. The value of an Underlying Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, information concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements. Certain Underlying Funds also invests in mortgage-backed securities, which are a type of asset-backed security specifically representing interests in, or debt instruments that are backed by, pools of mortgages in which monthly payments made by the individual borrowers on the underlying mortgage loans of both interest and principal (net of fees paid to the issuer or guarantor of the securities) are in effect, “passed through” to the owners of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or by its agencies or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Mortgage-backed securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements such as pool insurance, guarantees issued by governmental entities, a letter of credit from a bank or senior/subordinated structures. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. Most asset-backed securities have prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates. A decline in interest rates may lead to a faster rate of repayment on these securities, causing the Portfolio to then have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage- and asset-backed securities may be difficult to predict and result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities because of lower than expected prepayment rates, making them more volatile and more sensitive to changes in interest rates.

Interest Rate Risk – Certain Underlying Funds invest in debt securities and so are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income an Underlying Fund receives from it but will affect the value of the Underlying Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Value Investment Strategy Risk – The Underlying Funds with a value style investment strategy attempt to identify companies whose stocks may be undervalued, with the expectation that they will rise in value. Value stocks are stocks of companies that, for example, may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in turn, potentially undervalued. If the assessment of a company’s value is incorrect, the price of the company’s stock may fall, or may not approach the value placed on it. There is also a risk that it may take longer than expected for the value of these investments to rise. In addition, value stocks, at times, may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for extended periods of time.

Emerging Market Securities Risk – Certain Underlying Funds invest in securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa. These securities are more likely to have exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting from rapid social, political and economic development. Their securities markets are less developed and more thinly traded and their economies less mature. As such, emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some countries may experience periods of high inflation or rapid changes in inflation rates.

Derivatives Risk – Certain Underlying Funds use derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. An Underlying Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Underlying Fund uses derivatives to enhance its returns or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Underlying Fund. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Underlying Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Underlying Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Underlying Fund’s potential difficulty or inability to terminate or sell their derivative positions, as a liquid secondary market for such positions may not always exist at times when the Underlying Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Underlying Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

Structure Risk – Certain Underlying Funds are subject to structure risk, which is the risk that an event might occur (such as a security being prepaid or called) that alters the timing and magnitude of cash flows from a security held by an Underlying Fund.

Reinvestment Risk – Certain Underlying Funds are subject to reinvestment risk because they invest in debt securities. Income from an Underlying Fund’s debt securities portfolio will decline if and when the Underlying Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Underlying Fund’s portfolio.

Low and Below Investment Grade Securities Risk – Certain Underlying Funds invest in debt securities with the lowest investment grade rating or that are below investment grade. These securities are more speculative in nature than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications, or similar events, and are often issued by smaller, less creditworthy companies or companies with substantial debt. Their value is generally more sensitive than higher-rated securities to the financial condition of their issuers and adverse changes in the economy, which are more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

Credit Risk – Certain Underlying Funds are subject to credit risk, which applies to most debt securities. An Underlying Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolio. Additional risks are associated with other permissible investments of the Portfolio that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolio will achieve its investment objective.

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Columbia Masters Heritage Portfolio

Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Portfolio’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia Masters Heritage Portfolio

Average Annual Total Return as of December 31, 2006

The table below shows the Portfolio’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table also shows the average annual returns for the Portfolio’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Portfolio’s Class A shares. The table compares the Portfolio’s returns for each period with those of the Lehman Brothers Intermediate Government/Credit Bond Index, an unmanaged index that tracks the performance of U.S. Government and corporate bonds. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		Since Inception(a)
Class A shares returns before taxes	[	]%	[	]%
Class A shares returns after taxes on distributions	[	]%	[	]%
Class A shares returns after taxes on distributions and sale of Portfolio shares	[	]%	[	]%
Class B shares returns before taxes	[	]%	[	]%
Class C shares returns before taxes	[	]%	[	]%
Lehman Brothers Intermediate Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%

(a)

The Portfolio’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Portfolio’s Class A, Class B and Class C shares is February 15, 2006. The index shown is from [    ].

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

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Columbia Masters Heritage Portfolio

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class A, Class B, and Class C shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Portfolio Expenses

In general, there are two kinds of portfolio expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Portfolio’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolio – Primary Service Providers for more information.

•

distribution (Rule 12b-1) and service fees, which are paid out of the Portfolio’s assets to compensate the Portfolio’s distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Portfolio after any fee waivers or expense limitations, and are expressed as a percentage of the Portfolio’s average net assets.

The Portfolio may incur significant transaction costs in addition to the annual Portfolio operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Portfolio in Additional Investment Strategies and Policies.

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Columbia Masters Heritage Portfolio

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[	]%	[	]%	[	]%
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[	]%(a)	[	]%(b)	[	]%(c)

Annual Portfolio Operating Expenses (e) (deducted from the Portfolio’s assets)

	Class A Shares		Class B Shares		Class C Shares
Management fees (f)	[	]%	[	]%	[	]%
Distribution and service fees	[	]%	[	]%	[	]%
Other expenses (g)	[	]%	[	]%	[	]%
Acquired fund fees and expenses (Underlying Funds)	[	]%	[	]%	[	]%
Total annual Portfolio operating expenses	[	]%	[	]%	[	]%
Fee waivers and/or reimbursements (h)	[	]%	[	]%	[	]%
Total net expenses (i)	[	]%	[	]%	[	]%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and sell them within one year of buying them. See Choosing a Share Class for details.
(b)	This charge decreases over time. See Choosing a Share Class for details.
(c)	This charge applies to investors who buy Class C shares and sell them within one year of buying them. See Choosing a Share Class for details.
(d)
(e)
(f)
(g)
(h)
(i)

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Columbia Masters Heritage Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B or Class C shares of the Portfolio,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Portfolio,

•	your investment has a 5% return each year,

•	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

•	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Portfolio Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

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Columbia Masters Heritage Portfolio

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Portfolio may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved ed with investing in the Portfolio.

Changing a Portfolio’s Investment Objectives and Policies

The Portfolio’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Portfolio may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Portfolio may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in Affiliated Funds

The Advisor has the authority to select the Underlying Funds in which the Portfolio invests its assets. The Advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The Advisor may be subject to a conflict of interest in selecting Underlying Funds for the Portfolio because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as a fiduciary to the Portfolio, the Advisor has a duty to act in the best interest of the Portfolio in selecting Underlying Funds.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Portfolio may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Portfolio for services provided directly.

Lending Securities

The Portfolio may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund, including the Portfolio, discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Portfolio’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end.

Investing Defensively

The Portfolio may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Portfolio may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Portfolio’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

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Management of the Portfolio

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Portfolio and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [            ], the Advisor had assets under management of approximately $ [            ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Portfolio, determining what securities and other investments the Portfolio should buy or sell and executing the Portfolio’s portfolio transactions. While the Advisor is responsible for the investment management of the Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates in managing the Portfolio’s investments.

The Portfolio pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Portfolio and is paid monthly. The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Portfolio’s last fiscal year, after waivers. For the Portfolio’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Portfolio amounted to [ ]% of average daily net assets of the Portfolio.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Portfolio’s annual report to shareholders for the fiscal year ended March 31.

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Management of the Portfolio

Portfolio Manager

Vikram Kuriyan, head of the Advisor’s Quantitative Strategies Group, is the portfolio manager responsible for making the day-to-day investment decisions for the Portfolio. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

Vikram Kuriyan

Service with the Portfolio since February 2006

Investment management experience since 1986

Columbia Management Portfolio Manager since 2000.

The Distributor

Shares of the Portfolio are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Portfolio, including the general supervision of the Portfolio’s operations, coordination of the Portfolio’s service providers, and the provision of office facilities and related clerical and administrative services. The Administrator does not currently receive any fees for the administrative services it provides to the Portfolio.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Portfolio pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Portfolio’s behalf.

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Management of the Portfolio

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Portfolio – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Portfolio for which they are compensated. Bank of America and its affiliates also may provide other services to the Portfolio and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Portfolio. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Portfolio.

Conflicts of interest and limitations that could affect the Portfolio may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Portfolio and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Portfolio and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Portfolio and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Portfolio invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Portfolio.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Portfolio and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Portfolio (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Portfolio

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

18

Management of the Portfolio

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Portfolio offers three classes of shares in this Prospectus: Class A, Class B and Class C shares. The Portfolio may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Portfolio’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.

Investment Limits	none	up to $50,000 (based on aggregate account value) (b)	up to $1,000,000 (per transaction)

Front-End Sales Charges	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase

Conversion Features	none	convert to Class A shares eight years after purchase	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.
(b)

If you hold Class B shares of the Portfolio and your account has a value of less than $50,000, you may purchase additional shares of the Portfolio in amounts that increase your account value up to a maximum of $49,999. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $49,999 limit, any additional amounts you invest in Class B shares of the Portfolio will be invested in Class A shares of the Portfolio, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to the front-end sales charge that generally applies to Class A shares.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution (Rule 12b-1) and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought (a)	Sales charge as a % of the offering price (b)	Sales charge as a % of the net amount invested (b)	Amount retained or paid by selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00	%(c)(d)

(a)	Purchase amounts are aggregated among all Columbia Funds for purposes of this table.
(b)

Because the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Portfolio shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases of $0 up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed when a CDSC is deducted if the shares are sold within twelve months from the time they were bought.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $2,999,999, including those in amounts of less than $1 million that are coded as commission eligible trades.

FUNDamentals ™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Portfolio every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Portfolio will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

21

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you sell those shares within one year of buying them.

•	Subsequent Class A share purchases that bring your account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you sell them within one year of buying them.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested dividends.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Portfolio will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee based program.

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares of up to 5.75% of the offering price per share. The commission is paid by reducing the amount of your investment in the Portfolio by the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999 (a)	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

(a)	For certain group retirement plans, selling and/or servicing agents will receive a 1.00% commission from the Distributor on all purchases of less than $3 million.

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B and Class C shares, but you may pay a CDSC when you sell your Class B or Class C shares.

The CDSC on Class B and Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class B or Class C shares, the Portfolio will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Portfolio’s distribution (Rule 12b-1) plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

22

Choosing a Share Class

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Portfolio.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Portfolio’s distribution (Rule 12b-1) plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

23

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Portfolio. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Portfolio will use the current public offering price per share.

Second, by making a statement of intent, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. The first breakpoint discount will be applied when your total purchases reach $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Portfolio will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Portfolio is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals ™

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

•	individual accounts,

•	joint accounts,

•	certain IRA accounts,

•	certain health savings accounts,

•	certain trusts, and

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

24

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Portfolio at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Portfolio, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into other Columbia Funds, as well as investors using the proceeds of sales of Portfolio shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid the application of a CDSC when you sell Class A, Class B or Class C shares of the Portfolio. This could happen because of the way in which you originally invested in the Portfolio, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan and in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Portfolio can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

25

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Portfolio has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Portfolio’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Portfolio and providing services to investors. Because the fees are paid out of the Portfolio’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class A	— (a)	— (a)	0.25	%(a)
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%

(a)	The Portfolio’s Class A shares pay a combined distribution (Rule 12b-1) and service fee pursuant to the Portfolio’s combined distribution (Rule 12b-1) shareholder servicing plan for Class A shares.

The Portfolio will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Portfolio may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

26

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds, including the Portfolio. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Portfolio to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Portfolio will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Portfolio. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Portfolio or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

27

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Portfolio’s next determined net asset value (or NAV) per share for a given share class. The Portfolio calculates the net asset value per share for each class of shares at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Portfolio’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Portfolio’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Portfolio. The Portfolio uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Portfolio will base the price of the security held by the Portfolio on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Portfolio may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Portfolio’s share price is calculated. Foreign exchanges typically close before the time at which Portfolio share prices are calculated, and may be closed altogether on some days the Portfolio is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Portfolio uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Portfolio shares. However, when the Portfolio uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Portfolio’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Portfolio’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Portfolio has retained an independent fair valuation pricing service to assist in the fair valuation process for Portfolios that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Portfolio could change on days when Portfolio shares cannot be bought or sold.

28

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Portfolio may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Portfolio’s net asset value is not calculated and the Portfolio does not accept buy or sell requests. However, the value of the Portfolio’s assets may still be affected on such days to the extent that the Portfolio holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

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Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Portfolio to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Portfolio may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Portfolio is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Portfolio shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Columbia Fund you own separately from any other account of the Columbia Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Columbia Fund you own separately from any other account of the Columbia Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by a Columbia Fund by any amounts it collects from the assessment of this fee. For Columbia Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Columbia Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of

30

Buying, Selling and Exchanging Shares

shares when we believe it is appropriate to do so in light of declines in the market value of Columbia Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Portfolio shares could create large balances of uninvested cash such that the Portfolio may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Portfolio shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Portfolio’s performance to be adversely impacted.

In-Kind Distributions

The Portfolio reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Portfolio makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Portfolio does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Portfolio is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Portfolio shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Portfolio discourages and does not accommodate excessive trading.

The Portfolio reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Portfolio may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Portfolio or its agents determine that accepting the order could interfere with efficient management of the Portfolio’s portfolio or is otherwise contrary to the Portfolio’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Portfolio detects that an investor has made either one “material round trip” in the Portfolio in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Portfolio followed by a sale or exchange out of the Portfolio. A “material” round trip is one that is deemed by the Portfolio to be material in terms of its amount or its potential detrimental impact on the Portfolio. Independent of this limit, the Portfolio may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Portfolio using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be Portfolio retains the right to modify these restrictions at any considered to be under common ownership or control. The time without prior notice to shareholders.

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Buying, Selling and Exchanging Shares

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Portfolio takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Portfolio receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Portfolio’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Portfolio’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Portfolio seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Portfolio reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Portfolio’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Portfolio’s performance;

•	potential dilution of the value of the Portfolio’s shares;

•

interference with the efficient management of the Portfolio’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Portfolio’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Portfolio significantly invests in foreign securities traded on markets that close before the Portfolio’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Portfolio’s valuation time that influence the value of foreign securities, investors may seek to trade Portfolio shares in a effort to benefit from their understanding of the value of foreign securities as of the Portfolio’s valuation time. This is often referred to as price arbitrage. The Portfolio has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Portfolio believes to be the Portfolio’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Portfolio’s shares held by other shareholders.

Similarly, to the extent that the Portfolio significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Portfolio’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Portfolio may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Portfolio shares held by other shareholders.

32

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Portfolio on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Portfolio at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Portfolio by wiring money from your bank account to your Portfolio account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Portfolio by electronically transferring money from your bank account to your Portfolio account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

•	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Portfolio reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Portfolio. The Portfolio doesn’t issue certificates.

33

Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Portfolio is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Portfolio and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Portfolio is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Portfolio can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

34

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Portfolio to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Portfolio by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Portfolio at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

•	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Portfolio may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. The rules described below for making exchanges apply to systematic exchanges.

35

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Portfolio won’t have to pay any federal income tax. The Portfolio distributes any net realized capital gain at least once a year. Normally, the Portfolio will declare and pay distributions of net investment income on a quarterly basis. The Portfolio may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Portfolio usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Portfolio generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Portfolio will automatically reinvest distributions in additional shares of the same share class of the Portfolio unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Portfolio.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Portfolio may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

36

Distributions and Taxes

Taxes and Your Investment

The Portfolio will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Portfolio.

•

Distributions of the Portfolio’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Portfolio’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period for your Portfolio shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Portfolio’s dividends received from certain U.S. and foreign corporations, as long as the Portfolio meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Portfolio shares shortly before the Portfolio makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of the Portfolio that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Portfolio sells those securities and distributes the realized gain. This distribution is also subject to tax. The Portfolio has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Portfolio shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

37

Financial Highlights

The financial highlights tables are designed to help you understand how the Portfolio has performed for the past five years, or if shorter, the Portfolio’s period of operations. Certain information reflects financial results for a single Portfolio share. The total investment return line indicates how much an investment in the Portfolio would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Portfolio’s financial statements, is included in the Portfolio’s annual report. The independent registered public accounting firm’s report and the Portfolio’s financial statements are also incorporated by reference into the SAI.

Columbia Masters Heritage Portfolio – Class A Shares

	Year Ended March 31, 2007	Period Ended March 31, 2006
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

38

Financial Highlights

Columbia Masters Heritage Portfolio – Class B Shares

	Year Ended March 31, 2007	Period Ended March 31, 2006
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

39

Financial Highlights

Columbia Masters Heritage Portfolio – Class C Shares

	Year Ended March 31, 2007	Period Ended March 31, 2006
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

40

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Portfolio, including investment advisory fees and other Portfolio costs, on the Portfolio’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Portfolio, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Portfolio, which is the same as those stated in the Annual Portfolio Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Masters Heritage Portfolio – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

41

Hypothetical Fees and Expenses

Columbia Masters Heritage Portfolio – Class B Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Masters Heritage Portfolio – Class C Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

42

Columbia Masters Heritage Portfolio

For More Information

You’ll find more information about the Columbia Masters Heritage Portfolio and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Portfolio’s investments is available in the Portfolio’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Shareholder Communications with the Board

The Portfolio’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Portfolio and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Portfolio (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Portfolio are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Portfolio’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Masters Heritage Portfolio

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Portfolio shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Portfolio shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Portfolio and may be compensated or incented in connection with the sale of Portfolio shares. The Portfolio may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE PORTFOLIO INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Masters Heritage Portfolio (the Portfolio), which is one of the mutual funds in the Columbia Funds family of mutual funds (Columbia Funds). The Portfolio is a “fund of funds” that invests its assets in a mix of underlying mutual funds (each an Underlying Fund and together, the Underlying Funds) that will change over time. This Prospectus is designed to provide you with important information about the Portfolio in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Portfolio, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Portfolio’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a summary of the key characteristics of each Underlying Fund,

•	a discussion of the Portfolio’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Portfolio’s Class Z shares.

Later sections of the Prospectus talk about the details of investing in the Portfolio, including:

•	how to buy, sell and exchange shares of the Portfolio, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Portfolio’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Portfolio.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Portfolio’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Portfolio in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Portfolio’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Portfolio is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Portfolio’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Portfolio’s distributor (the Distributor). Columbia Management Services, Inc. is the Portfolio’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Portfolio, but retains general investment management responsibility for the Portfolio, subject to oversight by the Portfolio’s Board of Trustees (the Board).

The Portfolio, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Portfolio and any other Columbia Fund carefully before investing.

4

Columbia Masters Heritage Portfolio

FUNDimensions ™

Columbia Masters Heritage Portfolio

Investment Objective:	Capital appreciation

Investment Style:	Fund of Funds

Benchmark:	Lehman Brothers Intermediate Government/Credit Bond Index

Ticker Symbols:	Class Z: CMHZX

Principal Risks:	Management risk
Market risk
Allocation risk
Fund of funds risk
Smaller company securities risk
Foreign securities risk
Convertible securities risk
U.S. Government obligations risk
Mortgage- and other asset-backed securities risk
Interest rate risk
Value investment strategy risk
Emerging market securities risk
Derivatives risk
Structure risk
Reinvestment risk
Low and below investment grade securities risk
Credit risk

FUNDamentals ™

Fund of Funds

Unlike a traditional mutual fund, which invests in individual securities, a “fund of funds” invests in a mix of underlying funds using an asset allocation approach.

     Investment Objective

The Portfolio seeks capital appreciation.

     Principal Investment Strategies

Under normal circumstances, the Portfolio will invest in Class Z shares of specified Columbia Funds (Underlying Funds) on a fixed percentage basis. The Underlying Funds, in turn, will invest primarily in domestic and, to a lesser extent, foreign equity securities and domestic and foreign debt securities.

The Portfolio makes allocations of net assets to three Underlying Funds as follows:

•	33 1/3% of the Portfolio’s net assets in Columbia Strategic Investor Fund.

•	33 1/3% of the Portfolio’s net assets in Columbia Marsico 21st Century Fund.

•	33 1/3% of the Portfolio’s net assets in Columbia Strategic Income Fund.

The Advisor monitors the percentage allocations to the Underlying Funds and rebalances the Portfolio’s allocations to the Underlying Funds to ensure that actual allocations do not exceed plus or minus 3% of the fixed allocation percentages.

Columbia Strategic Investor Fund seeks long-term capital appreciation by investing primarily in equity securities. Using a “value” approach to investing, Columbia Strategic Investor Fund will invest primarily in equity securities of companies that the Advisor believes are undervalued relative to their prior history or to what the Advisor views as their intrinsic value. Columbia Strategic Investor Fund devotes more attention to the growth and earnings of companies than is normally associated with a fund using a strict value approach. Columbia Strategic Investor Fund may invest:

•	in equity securities of companies of any capitalization size and also may invest a significant percentage of its assets in equity securities of small- and mid-capitalization companies.

•	in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), and certain derivatives (including options and financial futures contracts).

•	up to 33% of total assets in foreign securities, including American Depositary Receipts.

5

Columbia Masters Heritage Portfolio

Columbia Marsico 21st Century Fund seeks long-term growth of capital and:

•	will invest in equity securities of companies of any capitalization size and generally will hold a core position of between 35 and 50 common stocks.

•	may invest without limit in foreign securities, including emerging market securities.

Columbia Strategic Income Fund seeks total return, consisting of current income consistent with prudent risk. Columbia Strategic Income Fund will invest primarily in:

•	debt securities issued by the U.S. Government, including mortgage-backed securities issued by U.S. Government agencies, and may participate in mortgage dollar rolls.

•	debt securities issued by foreign governments and foreign companies, including securities issued in emerging market countries.

•	lower-rated corporate debt securities.

The Advisor’s allocations to the Underlying Funds are expected to remain constant, but the Advisor can modify this list of Underlying Funds at any time, including by adding Underlying Funds introduced after the date of this Prospectus.

FUNDamentals ™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes – for example, domestic equity securities, foreign securities and debt securities – in varying proportions.

The mix of asset classes and how much is invested in each will be the most important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

•	have longer-term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

FUNDamentals ™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

6

Columbia Masters Heritage Portfolio

     Principal Risks

Management Risk – The Portfolio is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Portfolio to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Allocation Risk – The Portfolio uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Portfolio’s mix of investments will not produce the returns expected, or that the investments themselves will decline in value. In addition, the actual percentage of the Portfolio’s total assets invested in an asset class may vary from the Portfolio’s target allocations.

Fund of Funds Risk – While the fund of funds structure affords the Portfolio greater diversification than that of a traditional mutual fund, it also causes the Portfolio indirectly to bear a portion of the Underlying Funds’ expenses, in addition to the Portfolio’s own expenses. The amount of Underlying Fund expenses paid by the Portfolio will vary as the Advisor changes allocations to the Underlying Funds.

The Portfolio is subject indirectly to the following risks of the Underlying Funds:

Market Risk – The Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that an Underlying Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Underlying Fund. Accordingly, an investment in the Underlying Fund could lose money over short or even long periods. The market values of the securities the Underlying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Smaller Company Securities Risk – Certain Underlying Funds invest in securities of small- or mid-capitalization companies (“smaller companies”). These securities can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. Smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Foreign Securities Risk – Certain Underlying Funds invest in foreign securities and, as such, are subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that an Underlying Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Underlying Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

Convertible Securities Risk – Certain Underlying Funds invest in convertible securities, which are bonds, debentures, notes, preferred stocks or other securities that can be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security may only be redeemed or converted after a particular date and under certain circumstances (including a specified price) established upon issue. The market value of a convertible security tends to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company.

U.S. Government Obligations Risk – Certain Underlying Funds invest in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

7

Columbia Masters Heritage Portfolio

Mortgage- and Other Asset-Backed Securities Risk – Certain Underlying Funds invest in asset-backed securities, which are interests in, or debt instruments that are backed by, pools of various types of receivables such as credit card, auto, student and home equity loans. The value of an Underlying Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, information concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements. Certain Underlying Funds also invests in mortgage-backed securities, which are a type of asset-backed security specifically representing interests in, or debt instruments that are backed by, pools of mortgages in which monthly payments made by the individual borrowers on the underlying mortgage loans of both interest and principal (net of fees paid to the issuer or guarantor of the securities) are in effect, “passed through” to the owners of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or by its agencies or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Mortgage-backed securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements such as pool insurance, guarantees issued by governmental entities, a letter of credit from a bank or senior/subordinated structures. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. Most asset-backed securities have prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates. A decline in interest rates may lead to a faster rate of repayment on these securities, causing the Portfolio to then have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage- and asset-backed securities may be difficult to predict and result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities because of lower than expected prepayment rates, making them more volatile and more sensitive to changes in interest rates.

Interest Rate Risk – Certain Underlying Funds invest in debt securities and so are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income an Underlying Fund receives from it but will affect the value of the Underlying Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Value Investment Strategy Risk – The Underlying Funds with a value style investment strategy attempt to identify companies whose stocks may be undervalued, with the expectation that they will rise in value. Value stocks are stocks of companies that, for example, may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in turn, potentially undervalued. If the assessment of a company’s value is incorrect, the price of the company’s stock may fall, or may not approach the value placed on it. There is also a risk that it may take longer than expected for the value of these investments to rise. In addition, value stocks, at times, may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for extended periods of time.

Emerging Market Securities Risk – Certain Underlying Funds invest in securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa. These securities are more likely to have exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting from rapid social, political and economic development. Their securities markets are less developed and more thinly traded and their economies less mature. As such, emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some countries may experience periods of high inflation or rapid changes in inflation rates.

Derivatives Risk – Certain Underlying Funds use derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. An Underlying Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Underlying Fund uses derivatives to enhance its returns or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Underlying Fund. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Underlying Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Underlying Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Underlying Fund’s potential difficulty or inability to terminate or sell their derivative positions, as a liquid secondary market for such positions may not always exist at times when the Underlying Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Underlying Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

Structure Risk – Certain Underlying Funds are subject to structure risk, which is the risk that an event might occur (such as a security being prepaid or called) that alters the timing and magnitude of cash flows from a security held by an Underlying Fund.

Reinvestment Risk – Certain Underlying Funds are subject to reinvestment risk because they invest in debt securities. Income from an Underlying Fund’s debt securities portfolio will decline if and when the Underlying Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Underlying Fund’s portfolio.

Low and Below Investment Grade Securities Risk – Certain Underlying Funds invest in debt securities with the lowest investment grade rating or that are below investment grade. These securities are more speculative in nature than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications, or similar events, and are often issued by smaller, less creditworthy companies or companies with substantial debt. Their value is generally more sensitive than higher-rated securities to the financial condition of their issuers and adverse changes in the economy, which are more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

Credit Risk – Certain Underlying Funds are subject to credit risk, which applies to most debt securities. An Underlying Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolio. Additional risks are associated with other permissible investments of the Portfolio that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolio will achieve its investment objective.

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Columbia Masters Heritage Portfolio

     Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Portfolio’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Masters Heritage Portfolio

Average Annual Total Return as of December 31, 2006

The table below shows the Portfolio’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table compares the Portfolio’s returns for each period with those of the Lehman Brothers Intermediate Government/Credit Bond Index, an unmanaged index that tracks the performance of U.S. Government and corporate bonds. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		Since Inception(a)
Class Z shares returns before taxes	[	]%	[	]%
Class Z shares returns after taxes on distributions	[	]%	[	]%
Class Z shares returns after taxes on distributions and sale of Portfolio shares	[	]%	[	]%
Lehman Brothers Intermediate Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%

(a)	The Portfolio’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Portfolio’s Class Z shares is February 15, 2006. The index shown is from [ ].

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

10

Columbia Masters Heritage Portfolio

     Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class A, Class B, and Class C shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Portfolio Expenses

In general, there are two kinds of portfolio expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Portfolio’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolio – Primary Service Providers for more information.

•

any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Portfolio’s share classes, including affiliates of Bank of America.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Portfolio after any fee waivers or expense limitations, and are expressed as a percentage of the Portfolio’s average net assets.

The Portfolio may incur significant transaction costs in addition to the annual Portfolio operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Portfolio in Additional Portfolio Investment Strategies and Policies.

11

Columbia Masters Heritage Portfolio

Shareholder Fees (paid directly from your investment)
Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A

Annual Portfolio Operating Expenses (a) (deducted from the Portfolio’s assets)

Class Z Shares
Management fees (b)	[	]%
Other expenses (c)	[	]%
Acquired fund fees and expenses (Underlying Funds)	[	]%
Total annual Portfolio operating expenses	[	]%
Fee waivers and/or reimbursements (d)	[	]%
Total net expenses (e)	[	]%

(a)
(b)
(c)
(d)
(e)

12

Columbia Masters Heritage Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Portfolio,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Portfolio,

•	your investment has a 5% return each year, and

•	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Portfolio Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

13

Columbia Masters Heritage Portfolio

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Portfolio may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved ed with investing in the Portfolio.

Changing a Portfolio’s Investment Objectives and Policies

The Portfolio’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Portfolio may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Portfolio may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in Affiliated Funds

The Advisor has the authority to select the Underlying Funds in which the Portfolio invests its assets. The Advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The Advisor may be subject to a conflict of interest in selecting Underlying Funds for the Portfolio because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as a fiduciary to the Portfolio, the Advisor has a duty to act in the best interest of the Portfolio in selecting Underlying Funds.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Portfolio may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Portfolio for services provided directly.

Lending Securities

The Portfolio may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund, including the Portfolio, discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Portfolio’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end.

Investing Defensively

The Portfolio may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Portfolio may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Portfolio’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

14

Management of the Portfolio

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Portfolio and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [            ], the Advisor had assets under management of approximately $ [    ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Portfolio, determining what securities and other investments the Portfolio should buy or sell and executing the Portfolio’s portfolio transactions. While the Advisor is responsible for the investment management of the Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates in managing the Portfolio’s investments.

The Portfolio pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Portfolio and is paid monthly. The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Portfolio’s last fiscal year, after waivers. For the Portfolio’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Portfolio amounted to [ ]% of average daily net assets of the Portfolio.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Portfolio’s annual report to shareholders for the fiscal year ended March 31.

15

Management of the Portfolio

Portfolio Manager

Vikram Kuriyan, head of the Advisor’s Quantitative Strategies Group, is the portfolio manager responsible for making the day-to-day investment decisions for the Portfolio. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

Vikram Kuriyan

Service with the Portfolio since February 2006

Investment management experience since 1986

Columbia Management Portfolio Manager since 2000.

The Distributor

Shares of the Portfolio are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Portfolio, including the general supervision of the Portfolio’s operations, coordination of the Portfolio’s service providers, and the provision of office facilities and related clerical and administrative services. The Administrator does not currently receive any fees for the administrative services it provides to the Portfolio.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Portfolio pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Portfolio’s behalf.

16

Management of the Portfolio

     Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Portfolio – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Portfolio for which they are compensated. Bank of America and its affiliates also may provide other services to the Portfolio and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Portfolio. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Portfolio.

Conflicts of interest and limitations that could affect the Portfolio may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Portfolio and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Portfolio and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Portfolio and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Portfolio invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Portfolio.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Portfolio and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Portfolio (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Portfolio

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

18

Management of the Portfolio

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

About Class Z Shares

Description of the Share Class

Share Class Features

The Portfolio offers one class of shares in this Prospectus: Class Z shares. The Portfolio may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Portfolio’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Conversion Features	none

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds, including the Portfolio. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Portfolio to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Portfolio will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Portfolio. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Portfolio or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

21

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Portfolio’s next determined net asset value (or NAV) per share for a given share class. The Portfolio calculates the net asset value per share for each class of shares at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Portfolio’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Portfolio’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Portfolio. The Portfolio uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Portfolio will base the price of the security held by the Portfolio on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Portfolio may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Portfolio’s share price is calculated. Foreign exchanges typically close before the time at which Portfolio share prices are calculated, and may be closed altogether on some days the Portfolio is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Portfolio uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Portfolio shares. However, when the Portfolio uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Portfolio’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Portfolio’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Portfolio has retained an independent fair valuation pricing service to assist in the fair valuation process for Portfolios that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Portfolio could change on days when Portfolio shares cannot be bought or sold.

22

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Portfolio may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Portfolio’s net asset value is not calculated and a Portfolio does not accept buy or sell requests. However, the value of the Portfolio’s assets may still be affected on such days to the extent that the Portfolio holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

23

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Portfolio to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Portfolio may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Portfolio is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Portfolio shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Columbia Fund you own separately from any other account of the Columbia Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Columbia Fund you own separately from any other account of the Columbia Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by a Columbia Fund by any amounts it collects from the assessment of this fee. For Columbia Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee.

24

Buying, Selling and Exchanging Shares

Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Columbia Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Columbia Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Portfolio shares could create large balances of uninvested cash such that the Portfolio may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Portfolio shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Portfolio’s performance to be adversely impacted.

In-Kind Distributions

The Portfolio reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Portfolio makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Portfolio does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Portfolio is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Portfolio shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Portfolio discourages and does not accommodate excessive trading.

The Portfolio reserves the right to reject, without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Portfolio may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Portfolio or its agents determine that accepting the order could interfere with efficient management of the Portfolio’s portfolio or is otherwise contrary to the Portfolio’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Portfolio detects that an investor has made either one “material round trip” in the Portfolio in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Portfolio followed by a sale or exchange out of the Portfolio. A “material” round trip is one that is deemed by the Portfolio to be material in terms of its amount or its potential detrimental impact on the Portfolio. Independent of this limit, the Portfolio may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

25

Buying, Selling and Exchanging Shares

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Portfolio using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Portfolio retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Portfolio takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Portfolio receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Portfolio’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Portfolio’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Portfolio seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Portfolio reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Portfolio’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Portfolio’s performance;

•	potential dilution of the value of the Portfolio’s shares;

•

interference with the efficient management of the Portfolio’s portfolios, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Portfolio’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Portfolio significantly invests in foreign securities traded on markets that close before the Portfolio’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Portfolio’s valuation time that influence the value of foreign securities, investors may seek to trade Portfolio shares in an effort to benefit from their understanding of the value of foreign securities as of the Portfolio’s valuation time. This is often referred to as price arbitrage. The Portfolio has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Portfolio believes to be the Portfolio’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Portfolio’s shares held by other shareholders.

Similarly, to the extent that the Portfolio significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Portfolio’s portfolios to a greater degree than mutual funds that invest in highly liquid securities, in part because the Portfolio may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Portfolio shares held by other shareholders.

26

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Portfolio for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Portfolio for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Portfolio for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Portfolio for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

27

Buying, Selling and Exchanging Shares

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Portfolio on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Portfolio at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Portfolio by wiring money from your bank account to your Portfolio account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Portfolio by electronically transferring money from your bank account to your Portfolio account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

•

The Portfolio reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Portfolio. The Portfolio doesn’t issue certificates.

Selling Shares

When you sell your shares, the Portfolio is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Portfolio and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

28

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Portfolio is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Portfolio can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Portfolio to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Portfolio by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Portfolio at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

29

Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply. For example, you may be able to exchange your Class Z shares of the Portfolio for Class A shares of another Columbia Fund if that other Columbia Fund does not offer Class Z shares.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Columbia Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Portfolio may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

30

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Portfolio won’t have to pay any federal income tax. The Portfolio distributes any net realized capital gain at least once a year. Normally, the Portfolio will declare and pay distributions of net investment income on a quarterly basis. The Portfolio may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Portfolio usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Portfolio generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Portfolio will automatically reinvest distributions in additional shares of the same share class of the Portfolio unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Portfolio.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Portfolio may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

31

Distributions and Taxes

Taxes and Your Investment

The Portfolio will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Portfolio.

•

Distributions of the Portfolio’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Portfolio’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period for your Portfolio shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Portfolio’s dividends received from certain U.S. and foreign corporations, as long as the Portfolio meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Portfolio shares shortly before the Portfolio makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of the Portfolio that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Portfolio sells those securities and distributes the realized gain. This distribution is also subject to tax. The Portfolio has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Portfolio shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

32

Financial Highlights

The financial highlights tables are designed to help you understand how the Portfolio has performed for the past five years, or if shorter, the Portfolio’s period of operations. Certain information reflects financial results for a single Portfolio share. The total investment return line indicates how much an investment in the Portfolio would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Portfolio’s financial statements, is included in the Portfolio’s annual report. The independent registered public accounting firm’s report and the Portfolio’s financial statements are also incorporated by reference into the SAI.

Columbia Masters Heritage Portfolio – Class Z Shares

	Year Ended March 31, 2007	Period Ended March 31, 2006
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period

Total Return (b)

Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

33

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Portfolio, including investment advisory fees and other Portfolio costs, on the Portfolio’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Portfolio, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Portfolio, which is the same as those stated in the Annual Portfolio Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Masters Heritage Portfolio - Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

34

Columbia Masters Heritage Portfolio

For More Information

You’ll find more information about the Columbia Masters Heritage Portfolio and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Portfolio’s investments is available in the Portfolio’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Shareholder Communications with the Board

The Portfolio’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Portfolio and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Portfolio (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Portfolio are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Portfolio’s investment company registration number is 811-09645.

35

Columbia Management®

Columbia Funds

Class A, Class B, Class C and Class R Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Masters International Equity Portfolio

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Portfolio shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Portfolio shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Portfolio and may be compensated or incented in connection with the sale of Portfolio shares. The Portfolio may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE PORTFOLIO INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Masters International Equity Portfolio (the Portfolio), which is one of the mutual funds in the Columbia Funds family of mutual funds (Columbia Funds). The Portfolio is a “fund of funds” that invests its assets in a mix of underlying mutual funds (each an Underlying Fund and together, the Underlying Funds) that will change over time. This Prospectus is designed to provide you with important information about the Portfolio in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Portfolio, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Portfolio’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a summary of the key characteristics of each Underlying Fund,

•	a discussion of the Portfolio’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Portfolio’s various share classes.

Later sections of the Prospectus talk about the details of investing in the Portfolio, including:

•	how to buy, sell and exchange shares of the Portfolio, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Portfolio’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Portfolio.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Portfolio’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement .com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Portfolio in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Portfolio’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Portfolio is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Portfolio’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Portfolio’s distributor (the Distributor). Columbia Management Services, Inc. is the Portfolio’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Portfolio, but retains general investment management responsibility for the Portfolio, subject to oversight by the Portfolio’s Board of Trustees (the Board).

The Portfolio, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Portfolio and any other Columbia Fund carefully before investing.

4

Columbia Masters International Equity Portfolio

FUNDimensions ™

Columbia Masters International Equity Portfolio

Investment Objective: Capital appreciation

Investment Style:	Fund of Funds

Benchmark:	MSCI EAFE Index

Ticker Symbols:	Class A: CMTAX Class B: CMTBX Class C: CMTCX Class R: CMERX

Principal Risks:

Management risk

Allocation risk

Fund of funds risk

Market risk

Smaller company securities risk

Foreign securities risk

Derivatives risk

Convertible securities risk

Real estate investment trusts risk

General sector risk

Emerging market securities risk

Value investment strategy risk

FUNDamentals ™

Fund of Funds

Unlike a traditional mutual fund, which invests in individual securities, a “fund of funds” invests in a mix of underlying funds using an asset allocation approach.

Investment Objective

The Portfolio seeks capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Portfolio will invest in Class Z shares of specified Columbia Funds (Underlying Funds) so that at least 80% of net assets are invested indirectly through such Underlying Funds in equity securities. The Portfolio will invest in a combination of Underlying Funds on a fixed percentage basis. The Underlying Funds, in turn, will invest primarily in foreign equity securities.

The Portfolio makes allocations of its net assets to two Underlying Funds as follows:

•	80% of the Portfolio’s net assets in Columbia Multi-Advisor International Equity Fund.

•	20% of the Portfolio’s net assets in Columbia Acorn International Fund.

The Advisor monitors the percentage allocations to the Underlying Funds and rebalances the Portfolio’s allocations to the Underlying Funds to ensure that actual allocations do not exceed plus or minus 3% of the fixed allocation percentages.

Columbia Multi-Advisor International Equity Fund seeks long-term capital growth and will invest:

•	primarily in equity securities of non-U.S. companies in Europe, Australia, the Far East and other regions, including developing countries.

•

at least 80% of net assets in equity securities of established companies located in at least three countries other than the United States and will invest in countries, including emerging market countries, and in companies that are believed to have the potential for growth or are believed to be undervalued.

•	primarily in equity securities, which may include equity interests in foreign investment funds or trusts, convertible securities, real estate investment trusts and depositary receipts.

5

Columbia Masters International Equity Portfolio

Columbia Acorn International Fund seeks long-term capital appreciation and will invest:

•	under normal circumstances, at least 75% of total assets in the stocks of foreign companies based in developed and emerging market countries.

•	in the stocks of companies based outside the United States with market capitalizations of less than $5 billion at the time of purchase.

The Advisor’s allocations to the Underlying Funds are expected to remain constant, but the Advisor can modify this list of Underlying Funds at any time, including by adding Underlying Funds introduced after the date of this Prospectus.

The Portfolio’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals ™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes – for example, domestic equity securities, foreign securities and debt securities – in varying proportions.

The mix of asset classes and how much is invested in each will be the most important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

•	have longer term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

FUNDamentals ™

International Equity Funds

International equity funds invest primarily in equity securities of companies outside of the United States.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities involve special risks not associated with investing in the U.S. stock market.

International equity funds may be a suitable investment for you if you:

•	have longer-term investment goals,

•	maintain a diversified investment portfolio,

•	are not looking for a regular stream of income, and

•	are prepared to accept the risks associated with foreign securities.

FUNDamentals ™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

6

Columbia Masters International Equity Portfolio

Principal Risks

Management Risk – The Portfolio is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Portfolio to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Allocation Risk – The Portfolio uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Portfolio’s mix of investments will not produce the returns expected, or that the investments themselves will decline in value. In addition, the actual percentage of the Portfolio’s total assets invested in an asset class may vary from the Portfolio’s target allocations.

Fund of Funds Risk – While the fund of funds structure affords the Portfolio greater diversification than that of a traditional mutual fund, it also causes the Portfolio indirectly to bear a portion of the Underlying Funds’ expenses, in addition to the Portfolio’s own expenses. The amount of Underlying Fund expenses paid by the Portfolio will vary as the Advisor changes allocations to the Underlying Funds.

The Portfolio is subject indirectly to the following risks of the Underlying Funds.

Market Risk – The Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that an Underlying Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Underlying Fund. Accordingly, an investment in the Underlying Fund could lose money over short or even long periods. The market values of the securities the Underlying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Smaller Company Securities Risk – Certain Underlying Funds invest in securities of small- or mid-capitalization companies (“smaller companies”). These securities can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. Smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Foreign Securities Risk – Certain Underlying Funds invest in foreign securities and, as such, are subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that an Underlying Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Underlying Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

7

Columbia Masters International Equity Portfolio

Derivatives Risk – Certain Underlying Funds use derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. An Underlying Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Underlying Fund uses derivatives to enhance its returns or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Underlying Fund. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Underlying Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Underlying Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Underlying Fund’s potential difficulty or inability to terminate or sell their derivative positions, as a liquid secondary market for such positions may not always exist at times when the Underlying Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Underlying Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

Convertible Securities Risk – Certain Underlying Funds invest in convertible securities, which are bonds, debentures, notes, preferred stocks or other securities that can be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security may only be redeemed or converted after a particular date and under certain circumstances (including a specified price) established upon issue. The market value of a convertible security tends to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company.

Real Estate Investment Trusts Risk – Certain Underlying Funds invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT. In addition, certain of the risks associated with general real estate ownership apply to a Portfolio’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.

General Sector Risk – Certain Underlying Funds invest in securities of companies that are in different but closely related industries, which are considered as being in the same broad economic sector. The values of such securities held by an Underlying Fund in such sector may be similarly affected by particular economic or market events, making the Underlying Fund more vulnerable to unfavorable developments in that sector than funds that invest in securities in many different sectors. Although the Underlying Fund does not intend to focus on any particular sector, at times the Underlying Fund may have a large portion of its assets invested in a particular sector.

Emerging Market Securities Risk – Certain Underlying Funds invest in securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa. These securities are more likely to have exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting from rapid social, political and economic development. Their securities markets are less developed and more thinly traded and their economies less mature. As such, emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some countries may experience periods of high inflation or rapid changes in inflation rates.

Value Investment Strategy Risk – The Underlying Funds with a value style investment strategy attempt to identify companies whose stocks may be undervalued, with the expectation that they will rise in value. Value stocks are stocks of companies that, for example, may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in turn, potentially undervalued. If the assessment of a company’s value is incorrect, the price of the company’s stock may fall, or may not approach the value placed on it. There is also a risk that it may take longer than expected for the value of these investments to rise. In addition, value stocks, at times, may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for extended periods of time.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolio. Additional risks are associated with other permissible investments of the Portfolio that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolio will achieve its investment objective.

8

Columbia Masters International Equity Portfolio

Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Portfolio’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Masters International Equity Portfolio

Average Annual Total Return as of December 31, 2006

The table below shows the Portfolio’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table also shows the average annual returns for the Portfolio’s Class B, Class C and Class R shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Portfolio’s Class A shares. The table compares the Portfolio’s returns for each period with those of the MSCI EAFE Index, an unmanaged index, capitalization weighted index that measures the performance of companies in developed markets outside of the United States and Canada, including European, Australasian and Far Eastern markets. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		Since Inception(a)
Class A shares returns before taxes	[	]%	[	]%
Class A shares returns after taxes on distributions	[	]%	[	]%
Class A shares returns after taxes on distributions and sale of Portfolio shares	[	]%	[	]%
Class B shares returns before taxes	[	]%	[	]%
Class C shares returns before taxes	[	]%	[	]%
Class R shares returns before taxes	[	]%	[	]%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%

(a)

The Portfolio’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Portfolio’s Class A, Class B, Class C and Class R shares is February 15, 2006. The index shown is from [ ].

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

10

Columbia Masters International Equity Portfolio

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class A, Class B, Class C and Class R shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Portfolio Expenses

In general, there are two kinds of portfolio expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Portfolio’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolio – Primary Service Providers for more information.

•

distribution (Rule 12b-1) and service fees, which are paid out of the Portfolio’s assets to compensate the Portfolio’s distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Portfolio after any fee waivers or expense limitations, and are expressed as a percentage of the Portfolio’s average net assets.

The Portfolio may incur significant transaction costs in addition to the annual Portfolio operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Portfolio in Additional Investment Strategies and Policies.

11

Columbia Masters International Equity Portfolio

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares		Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[	]%	[	]%	[	]%	[	]%
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[	]%(a)	[	]%(b)	[	]%(c)	[	]%
Redemption fee, as a % of total redemption proceeds	2.00	%(d)	2.00	%(d)	2.00	%(d)	2.00	%(d)

Annual Portfolio Operating Expenses (d) (deducted from the Portfolio’s assets)

	Class A Shares		Class B Shares		Class C Shares		Class R Shares
Management fees (e)	[	]%	[	]%	[	]%	[	]%
Distribution and service fees	[	]%	[	]%	[	]%	[	]%
Other expenses	[	]%	[	]%	[	]%	[	]%
Acquired fund fees and expenses (Underlying Funds)	[	]%	[	]%	[	]%	[	]%
Total annual Portfolio operating expenses (f)	[	]%	[	]%	[	]%	[	]%
Fee waivers and/or reimbursements	[	]%	[	]%	[	]%	[	]%
Total net expenses	[	]%	[	]%	[	]%	[	]%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and sell them within one year of buying them. See Choosing a Share Class for details.
(b)	This charge decreases over time. See Choosing a Share Class for details.
(c)	This charge applies to investors who buy Class C shares and sell them within one year of buying them. See Choosing a Share Class for details.
(d)	This redemption fee may apply to shares that are redeemed (either by sale or exchange) within 60 days of purchase. See Choosing a Share Class – Redemption Fees for details.
(e)
(f)

12

Columbia Masters International Equity Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B, Class C or Class R shares of the Portfolio,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Portfolio,

•	your investment has a 5% return each year,

•	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

•	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Portfolio Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]
Class R Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

13

Columbia Masters International Equity Portfolio

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Portfolio may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved ed with investing in the Portfolio.

Changing a Portfolio’s Investment Objectives and Policies

The Portfolio’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Portfolio may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Portfolio may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in Affiliated Funds

The Advisor has the authority to select the Underlying Funds in which the Portfolio invests its assets. The Advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The Advisor may be subject to a conflict of interest in selecting Underlying Funds for the Portfolio because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as a fiduciary to the Portfolio, the Advisor has a duty to act in the best interest of the Portfolio in selecting Underlying Funds.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Portfolio may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Portfolio for services provided directly.

Lending Securities

The Portfolio may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund, including the Portfolio, discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Portfolio’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end.

Investing Defensively

The Portfolio may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Portfolio may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Portfolio’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

14

Management of the Portfolio

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Portfolio and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [            ], the Advisor had assets under management of approximately $ [    ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Portfolio, determining what securities and other investments the Portfolio should buy or sell and executing the Portfolio’s portfolio transactions. While the Advisor is responsible for the investment management of the Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates in managing the Portfolio’s investments.

The Portfolio pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Portfolio and is paid monthly. The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Portfolio’s last fiscal year, after waivers. For the Portfolio’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Portfolio amounted to [ ]% of average daily net assets of the Portfolio.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Portfolio’s annual report to shareholders for the fiscal year ended March 31.

15

Management of the Portfolio

Portfolio Manager

Vikram Kuriyan, head of the Advisor’s Quantitative Strategies Group, is the portfolio manager responsible for making the day-to-day investment decisions for the Portfolio. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

Vikram Kuriyan

Service with the Portfolio since February 2006

Investment management experience since 1986

Columbia Management Portfolio Manager since 2000.

The Distributor

Shares of the Portfolio are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Portfolio, including the general supervision of the Portfolio’s operations, coordination of the Portfolio’s service providers, and the provision of office facilities and related clerical and administrative services. The Administrator does not currently receive any fees for the administrative services it provides to the Portfolio.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Portfolio pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Portfolio’s behalf.

16

Management of the Portfolio

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Portfolio – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Portfolio for which they are compensated. Bank of America and its affiliates also may provide other services to the Portfolio and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Portfolio. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Portfolio.

Conflicts of interest and limitations that could affect the Portfolio may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Portfolio and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Portfolio and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Portfolio and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Portfolio invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Portfolio.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Portfolio and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Portfolio (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Portfolio

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

18

Management of the Portfolio

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Portfolio offers four classes of shares in this Prospectus: Class A, Class B, Class C and Class R shares. The Portfolio may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B, Class C and Class R shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Portfolio’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	There is no minimum initial investment, but Class R shares are available only through eligible retirement plans and health savings accounts.

Investment Limits	none	up to $50,000 (based on aggregate account value) (b)	up to $1,000,000 (per transaction)	none

Front-End Sales Charges	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none	none

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase	none

Conversion Features	none	convert to Class A shares eight years after purchase	none	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.
(b)

If you hold Class B shares of the Portfolio and your account has a value of less than $50,000, you may purchase additional shares of the Portfolio in amounts that increase your account value up to a maximum of $49,999. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $49,999 limit, any additional amounts you invest in Class B shares of the Portfolio will be invested in Class A shares of the Portfolio, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to the front-end sales charge that generally applies to Class A shares.

20

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution (Rule 12b-1) and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought (a)	Sales charge as a % of the offering price (b)	Sales charge as a % of the net amount invested (b)	Amount retained or paid by selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00	%(c)(d)

(a)	Purchase amounts are aggregated among all Columbia Funds for purposes of this table.
(b)

Because the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Portfolio shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases of $0 up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed when a CDSC is deducted if the shares are sold within twelve months from the time they were bought.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $2,999,999, including those in amounts of less than $1 million that are coded as commission eligible trades.

FUNDamentals ™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Portfolio every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Portfolio will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

21

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you sell those shares within one year of buying them.

•	Subsequent Class A share purchases that bring your account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you sell them within one year of buying them.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested dividends.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Portfolio will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee based program.

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares of up to 5.75% of the offering price per share. The commission is paid by reducing the amount of your investment in the Portfolio by the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999 (a)	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

(a)	For certain group retirement plans, selling and/or servicing agents will receive a 1.00% commission from the Distributor on all purchases of less than $3 million.

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B and Class C shares, but you may pay a CDSC when you sell your Class B or Class C shares.

The CDSC on Class B and Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class B or Class C shares, the Portfolio will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Portfolio’s distribution (Rule 12b-1) plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

22

Choosing a Share Class

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Portfolio.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Portfolio’s distribution (Rule 12b-1) plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

Class R Shares – Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares or a CDSC when you sell your Class R shares. Class R shares are only available for purchase through certain eligible retirement plans and health savings accounts. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the Portfolio.

The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares, according to the following schedule:

Class R Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

23

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Portfolio. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Portfolio will use the current public offering price per share.

Second, by making a statement of intent, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. The first breakpoint discount will be applied when your total purchases reach $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Portfolio will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Portfolio is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals ™

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

•	individual accounts,

•	joint accounts,

•	certain IRA accounts,

•	certain health savings accounts,

•	certain trusts, and

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

24

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Portfolio at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Portfolio, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into other Columbia Funds, as well as investors using the proceeds of sales of Portfolio shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid the application of a CDSC when you sell Class A, Class B or Class C shares of the Portfolio. This could happen because of the way in which you originally invested in the Portfolio, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan and in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Portfolio can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

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Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Portfolio has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Portfolio’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Portfolio and providing services to investors. Because the fees are paid out of the Portfolio’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25	%(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%
Class R	0.50	%(b)	—	(b)	0.50	%(b)

(a)	The Portfolio’s Class A shares pay a combined distribution (Rule 12b-1) and service fee pursuant to the Portfolio’s combined distribution (Rule 12b-1) shareholder servicing plan for Class A shares.
(b)

The Portfolio’s Class R shares pay a distribution (Rule 12b-1) fee pursuant to the Portfolio’s distribution (Rule 12b-1) plan for Class R shares. The Portfolio does not have a shareholder servicing plan for Class R shares.

The Portfolio will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Portfolio may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

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Choosing a Share Class

Redemption Fees

When you sell or exchange shares of a mutual fund, the fund effectively buys those shares back from you in what is called a redemption.

The international/global equity funds in the Columbia Funds Family assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds from Fund shares that you redeem (either by sale or exchange into another Columbia Fund) within 60 days of buying them. To determine which shares you are selling in a transaction, Columbia Funds generally applies a first-in, first-out approach. For shares of a Fund that you acquired by exchange, the period you held shares of another Fund prior to the exchange will not be considered in determining whether the redemption fee applies. When it does apply, the redemption fee is paid to the Columbia Fund from which you are redeeming shares (either by sale or exchange into another Columbia Fund).

The redemption fee described above will not be imposed if you qualify for a waiver and Columbia Funds has received proper notification of your qualification. We will redeem any shares that are eligible for a waiver first. Please be aware that it is the responsibility of you and your financial advisor to notify Columbia Funds that you may qualify for a waiver before you buy or sell your shares.

The categories of transactions which qualify for a waiver of the redemption fee are as follows:

•	shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner;

•

shares sold by or distributions from participant-directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing and money purchase pension plans, where Columbia Funds does not have access to information about the individual participant account activity, except where Columbia Funds has received an indication that the plan administrator is able to assess the redemption fee on the appropriate accounts;

•

shares sold by certain investment funds (e.g., Columbia LifeGoal Portfolios and Future Scholar) that have provided assurances reasonably satisfactory to the Advisor that the investment fund is not a vehicle for excessive trading practices (the Advisor or its affiliates may manage certain of the approved investment funds);

•

shares sold in certain transactions in connection with certain asset allocation or wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Advisor that the program is not designed to be a vehicle for excessive trading practices;

•

shares sold by accounts where Columbia Funds has received information reasonably satisfactory to the Advisor indicating that financial intermediaries maintaining the accounts are currently unable for administrative reasons to assess the redemption fee on underlying shareholders;

•	shares sold by an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Advisor;

•	shares that were bought with reinvested distributions;

•	shares that are sold or exchanged through Columbia Funds’ Systematic Withdrawal Plan or Systematic Exchange Feature or similar affiliated or unaffiliated automated plans; and

•

the following retirement plan distributions: lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a “key employee” of a “top heavy” plan); and distributions from an individual retirement account (IRA) or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/2 .

Columbia Funds also has the discretion to waive the 2.00% redemption fee if a Fund is in jeopardy of failing the 90% income test prescribed by the Internal Revenue Code which must be met to maintain its registered investment company (RIC) status or otherwise losing its RIC qualification for tax purposes.

Certain financial intermediaries may not assess a redemption fee on certain categories of redemptions that they believe do not present significant excessive trading practices concerns (such as Systematic Withdrawal Plan redemptions). For a discussion of the effects of excessive trading practices, please see Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Conversely, certain financial intermediaries may assess a redemption fee on certain redemptions by accounts maintained with them that would be exempt from the redemption fee if the accounts were maintained directly with

27

Choosing a Share Class

the Transfer Agent or with a different financial intermediary. Columbia Funds and its agents reserve the right to permit imposition of the redemption fee under these circumstances. Columbia Funds’ ability to assess redemption fees or apply waivers is generally limited by the policies of these financial intermediaries. Accordingly, the parameters of the exemption categories described above are subject to the different policies of the various financial intermediaries that maintain accounts. You should check with your financial intermediary about its redemption fee and waiver policies before investing or submitting a redemption order within the specified time periods.

Columbia Funds reserves the right to impose the redemption fee in the future if it determines that a financial intermediary that previously did not or was not able to assess the redemption fee on underlying shareholders has developed the policy or capability to assess the fee on some or all of its underlying shareholders. However, Columbia Funds may determine not to impose the redemption fee under certain circumstances. From time to time, as circumstances change, Columbia Funds may modify or eliminate certain exemption categories without advance notice to shareholders.

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Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds, including the Portfolio. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Portfolio to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Portfolio will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Portfolio. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Portfolio or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

29

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Portfolio’s next determined net asset value (or NAV) per share for a given share class. The Portfolio calculates the net asset value per share for each class of shares at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Portfolio’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Portfolio’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Portfolio. The Portfolio uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Portfolio will base the price of the security held by the Portfolio on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Portfolio may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Portfolio’s share price is calculated. Foreign exchanges typically close before the time at which Portfolio share prices are calculated, and may be closed altogether on some days the Portfolio is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Portfolio uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Portfolio shares. However, when the Portfolio uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Portfolio’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Portfolio’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Portfolio has retained an independent fair valuation pricing service to assist in the fair valuation process for Portfolios that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Portfolio could change on days when Portfolio shares cannot be bought or sold.

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Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Portfolio may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Portfolio’s net asset value is not calculated and the Portfolio does not accept buy or sell requests. However, the value of the Portfolio’s assets may still be affected on such days to the extent that the Portfolio holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Class R Shares

Remember that Class R shares are only available for purchase, sale or exchange through eligible retirement plans and health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates. Your retirement plan or health savings account administrator or selling and/or servicing agent is responsible for sending your orders to the Transfer Agent, ensuring that we receive your money on time, ensuring that you receive any sale proceeds on time, and recording and reporting your beneficial ownership of shares of the Portfolio. Contact your retirement plan or health savings account administrator for details.

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

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Buying, Selling and Exchanging Shares

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Portfolio to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Portfolio may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Portfolio is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Portfolio shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Columbia Fund you own separately from any other account of the Columbia Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Columbia Fund you own separately from any other account of the Columbia Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by a Columbia Fund by any amounts it collects from the assessment of this fee. For Columbia Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee.

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Buying, Selling and Exchanging Shares

Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Columbia Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Columbia Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Portfolio shares could create large balances of uninvested cash such that the Portfolio may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Portfolio shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Portfolio’s performance to be adversely impacted.

In-Kind Distributions

The Portfolio reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Portfolio makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Portfolio does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Portfolio is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Portfolio shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Portfolio discourages and does not accommodate excessive trading.

The Portfolio reserves the right to reject, without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Portfolio may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Portfolio or its agents determine that accepting the order could interfere with efficient management of the Portfolio’s portfolio or is otherwise contrary to the Portfolio’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Portfolio detects that an investor has made either one “material round trip” in the Portfolio in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Portfolio followed by a sale or exchange out of the Portfolio. A “material” round trip is one that is deemed by the Portfolio to be material in terms of its amount or its potential detrimental impact on the Portfolio. Independent of this limit, the Portfolio may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

33

Buying, Selling and Exchanging Shares

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Portfolio using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Portfolio retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Portfolio takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Portfolio receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Portfolio’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Portfolio’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Portfolio seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Portfolio reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Portfolio’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Portfolio’s performance;

•	potential dilution of the value of the Portfolio’s shares;

•

interference with the efficient management of the Portfolio’s portfolios, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Portfolio’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Portfolio significantly invests in foreign securities traded on markets that close before the Portfolio’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Portfolio’s valuation time that influence the value of foreign securities, investors may seek to trade Portfolio shares in an effort to benefit from their understanding of the value of foreign securities as of the Portfolio’s valuation time. This is often referred to as price arbitrage. The Portfolio has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Portfolio believes to be the Portfolio’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Portfolio’s shares held by other shareholders.

Similarly, to the extent that the Portfolio significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Portfolio’s portfolios to a greater degree than mutual funds that invest in highly liquid securities, in part because the Portfolio may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Portfolio shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact Columbia Funds or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

There is no minimum initial investment for Class R shares.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B, Class C or Class R shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Portfolio on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Portfolio at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Portfolio by wiring money from your bank account to your Portfolio account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of a Portfolio by electronically transferring money from your bank account to your Portfolio account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

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Buying, Selling and Exchanging Shares

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

•	You buy Class B, Class C and Class R shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Portfolio reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Portfolio. The Portfolio doesn’t issue certificates.

Selling Shares

When you sell your shares, the Portfolio is effectively buying them back from you. This is called a redemption.

Remember that Class R shares can only be sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of Class R shares, contact your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Portfolio and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Portfolio is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

36

Buying, Selling and Exchanging Shares

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Portfolio can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Portfolio to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Portfolio by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Portfolio at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

•	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Portfolio may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

37

Buying, Selling and Exchanging Shares

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. The rules described below for making exchanges apply to systematic exchanges.

38

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Portfolio won’t have to pay any federal income tax. The Portfolio distributes any net realized capital gain at least once a year. Normally, the Portfolio will declare and pay distributions of net investment income on an annual basis. The Portfolio may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Portfolio usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Portfolio generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Portfolio will automatically reinvest distributions in additional shares of the same share class of the Portfolio unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Portfolio.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Portfolio may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

39

Distributions and Taxes

Taxes and Your Investment

The Portfolio will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Portfolio.

•

Distributions of the Portfolio’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Portfolio’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period for your Portfolio shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Portfolio’s dividends received from certain U.S. and foreign corporations, as long as the Portfolio meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Portfolio shares shortly before the Portfolio makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of the Portfolio that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Portfolio sells those securities and distributes the realized gain. This distribution is also subject to tax. The Portfolio has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Portfolio shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

•

Because it is an international/global equity fund, if in a taxable year more than half of the Fund’s assets consist of foreign securities, and the Fund makes a special election, you will generally be required to treat your proportionate amount of foreign income taxes paid by the Fund as foreign income taxes paid directly by you; generally you will be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

40

Financial Highlights

The financial highlights tables are designed to help you understand how the Portfolio has performed for the past five years, or if shorter, the Portfolio’s period of operations. Certain information reflects financial results for a single Portfolio share. The total investment return line indicates how much an investment in the Portfolio would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Portfolio’s financial statements, is included in the Portfolio’s annual report. The independent registered public accounting firm’s report and the Portfolio’s financial statements are also incorporated by reference into the SAI.

Columbia Masters International Equity Portfolio – Class A Shares

	Year Ended March 31, 2007	Period Ended March 31, 2006
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

41

Financial Highlights

Columbia Masters International Equity Portfolio – Class B Shares

	Year Ended March 31, 2007	Period Ended March 31, 2006
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

42

Financial Highlights

Columbia Masters International Equity Portfolio – Class C Shares

	Year Ended March 31, 2007	Period Ended March 31, 2006
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

43

Financial Highlights

Columbia Masters International Equity Portfolio – Class R Shares

	Year Ended March 31, 2007	Period Ended March 31, 2006
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

44

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Portfolio, including investment advisory fees and other Portfolio costs, on the Portfolio’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Portfolio, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Portfolio, which is the same as those stated in the Annual Portfolio Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Masters International Equity Portfolio – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

45

Hypothetical Fees and Expenses

Columbia Masters International Equity Portfolio – Class B Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Masters International Equity Portfolio – Class C Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

46

Hypothetical Fees and Expenses

Columbia Masters International Equity Portfolio – Class R Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

47

Columbia Masters International Equity Portfolio

For More Information

You’ll find more information about the Columbia Masters International Equity Portfolio and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Portfolio’s investments is available in the Portfolio’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Shareholder Communications with the Board

The Portfolio’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Portfolio and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Portfolio (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Portfolio are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Portfolio’s investment company registration number is 811-09645.

48

Columbia Management®

Columbia Funds

Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Masters International Equity Portfolio

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Portfolio shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Portfolio shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Portfolio and may be compensated or incented in connection with the sale of Portfolio shares. The Portfolio may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE PORTFOLIO INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Masters International Equity Portfolio (the Portfolio), which is one of the mutual funds in the Columbia Funds family of mutual funds (Columbia Funds). The Portfolio is a “fund of funds” that invests its assets in a mix of underlying mutual funds (each an Underlying Fund and together, the Underlying Funds) that will change over time. This Prospectus is designed to provide you with important information about the Portfolio in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Portfolio, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Portfolio’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a summary of the key characteristics of each Underlying Fund,

•	a discussion of the Portfolio’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Portfolio’s Class Z shares.

Later sections of the Prospectus talk about the details of investing in the Portfolio, including:

•	how to buy, sell and exchange shares of the Portfolio, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Portfolio’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Portfolio.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Portfolio’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Portfolio in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Portfolio’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Portfolio is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Portfolio’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Portfolio’s distributor (the Distributor). Columbia Management Services, Inc. is the Portfolio’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Portfolio, but retains general investment management responsibility for the Portfolio, subject to oversight by the Portfolio’s Board of Trustees (the Board).

The Portfolio, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Portfolio and any other Columbia Fund carefully before investing.

4

Columbia Masters International Equity Portfolio

FUNDimensions ™

Columbia Masters International Equity Portfolio

Investment Objective:	Capital appreciation

Investment Style:	Fund of Funds

Benchmark:	MSCI EAFE Index

Ticker Symbols:	Class Z: CMTZX

Principal Risks:	Management risk
Allocation risk
Fund of funds risk
Market risk
Smaller company securities risk
Foreign securities risk
Derivatives risk
Convertible securities risk
Real estate investment trusts risk
General sector risk
Emerging market securities risk
Value investment strategy risk

FUNDamentals ™

Fund of Funds

Unlike a traditional mutual fund, which invests in individual securities, a “fund of funds” invests in a mix of underlying funds using an asset allocation approach.

Investment Objective

The Portfolio seeks capital appreciation.

    Principal Investment Strategies

Under normal circumstances, the Portfolio will invest in Class Z shares of specified Columbia Funds (Underlying Funds) so that at least 80% of net assets are invested indirectly through such Underlying Funds in equity securities. The Portfolio will invest in a combination of Underlying Funds on a fixed percentage basis. The Underlying Funds, in turn, will invest primarily in foreign equity securities.

The Portfolio makes allocations of its net assets to two Underlying Funds as follows:

•	80% of the Portfolio’s net assets in Columbia Multi-Advisor International Equity Fund.

•	20% of the Portfolio’s net assets in Columbia Acorn International Fund.

The Advisor monitors the percentage allocations to the Underlying Funds and rebalances the Portfolio’s allocations to the Underlying Funds to ensure that actual allocations do not exceed plus or minus 3% of the fixed allocation percentages.

Columbia Multi-Advisor International Equity Fund seeks long-term capital growth and will invest:

•	primarily in equity securities of non-U.S. companies in Europe, Australia, the Far East and other regions, including developing countries.

•

at least 80% of net assets in equity securities of established companies located in at least three countries other than the United States and will invest in countries, including emerging market countries, and in companies that are believed to have the potential for growth or are believed to be undervalued.

•	primarily in equity securities, which may include equity interests in foreign investment funds or trusts, convertible securities, real estate investment trusts and depositary receipts.

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Columbia Masters International Equity Portfolio

Columbia Acorn International Fund seeks long-term capital appreciation and will invest:

•	under normal circumstances, at least 75% of total assets in the stocks of foreign companies based in developed and emerging market countries.

•	in the stocks of companies based outside the United States with market capitalizations of less than $5 billion at the time of purchase.

The Advisor’s allocations to the Underlying Funds are expected to remain constant, but the Advisor can modify this list of Underlying Funds at any time, including by adding Underlying Funds introduced after the date of this Prospectus.

The Portfolio’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals ™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes – for example, domestic equity securities, foreign securities and debt securities – in varying proportions.

The mix of asset classes and how much is invested in each will be the most important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

•	have longer term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

FUNDamentals ™

International Equity Funds

International equity funds invest primarily in equity securities of companies outside of the United States.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities involve special risks not associated with investing in the U.S. stock market.

International equity funds may be a suitable investment for you if you:

•	have longer-term investment goals,

•	maintain a diversified investment portfolio,

•	are not looking for a regular stream of income, and

•	are prepared to accept the risks associated with foreign securities.

FUNDamentals ™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

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Columbia Masters International Equity Portfolio

Principal Risks

Management Risk – The Portfolio is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Portfolio to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Allocation Risk – The Portfolio uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Portfolio’s mix of investments will not produce the returns expected, or that the investments themselves will decline in value. In addition, the actual percentage of the Portfolio’s total assets invested in an asset class may vary from the Portfolio’s target allocations.

Fund of Funds Risk – While the fund of funds structure affords the Portfolio greater diversification than that of a traditional mutual fund, it also causes the Portfolio indirectly to bear a portion of the Underlying Funds’ expenses, in addition to the Portfolio’s own expenses. The amount of Underlying Fund expenses paid by the Portfolio will vary as the Advisor changes allocations to the Underlying Funds.

The Portfolio is subject indirectly to the following risks of the Underlying Funds.

Market Risk – The Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that an Underlying Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Underlying Fund. Accordingly, an investment in the Underlying Fund could lose money over short or even long periods. The market values of the securities the Underlying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Smaller Company Securities Risk – Certain Underlying Funds invest in securities of small- or mid-capitalization companies (“smaller companies”). These securities can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. Smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Foreign Securities Risk – Certain Underlying Funds invest in foreign securities and, as such, are subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that an Underlying Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Underlying Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

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Columbia Masters International Equity Portfolio

Derivatives Risk – Certain Underlying Funds use derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. An Underlying Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Underlying Fund uses derivatives to enhance its returns or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Underlying Fund. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Underlying Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Underlying Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Underlying Fund’s potential difficulty or inability to terminate or sell their derivative positions, as a liquid secondary market for such positions may not always exist at times when the Underlying Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Underlying Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

Convertible Securities Risk – Certain Underlying Funds invest in convertible securities, which are bonds, debentures, notes, preferred stocks or other securities that can be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security may only be redeemed or converted after a particular date and under certain circumstances (including a specified price) established upon issue. The market value of a convertible security tends to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company.

Real Estate Investment Trusts Risk – Certain Underlying Funds invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT. In addition, certain of the risks associated with general real estate ownership apply to a Portfolio’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.

General Sector Risk – Certain Underlying Funds invest in securities of companies that are in different but closely related industries, which are considered as being in the same broad economic sector. The values of such securities held by an Underlying Fund in such sector may be similarly affected by particular economic or market events, making the Underlying Fund more vulnerable to unfavorable developments in that sector than funds that invest in securities in many different sectors. Although the Underlying Fund does not intend to focus on any particular sector, at times the Underlying Fund may have a large portion of its assets invested in a particular sector.

Emerging Market Securities Risk – Certain Underlying Funds invest in securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa. These securities are more likely to have exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting from rapid social, political and economic development. Their securities markets are less developed and more thinly traded and their economies less mature. As such, emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some countries may experience periods of high inflation or rapid changes in inflation rates.

Value Investment Strategy Risk – The Underlying Funds with a value style investment strategy attempt to identify companies whose stocks may be undervalued, with the expectation that they will rise in value. Value stocks are stocks of companies that, for example, may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in turn, potentially undervalued. If the assessment of a company’s value is incorrect, the price of the company’s stock may fall, or may not approach the value placed on it. There is also a risk that it may take longer than expected for the value of these investments to rise. In addition, value stocks, at times, may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for extended periods of time.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolio. Additional risks are associated with other permissible investments of the Portfolio that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolio will achieve its investment objective.

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Columbia Masters International Equity Portfolio

Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Portfolio’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia Masters International Equity Portfolio

Average Annual Total Return as of December 31, 2006

The table below shows the Portfolio’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table compares the Portfolio’s returns for each period with those of the MSCI EAFE Index, an unmanaged index, capitalization weighted index that measures the performance of companies in developed markets outside of the United States and Canada, including European, Australasian and Far Eastern markets. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		Since Inception(a)
Class Z shares returns before taxes	[	]%	[	]%
Class Z shares returns after taxes on distributions	[	]%	[	]%
Class Z shares returns after taxes on distributions and sale of Portfolio shares	[	]%	[	]%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%

(a)	The Portfolio’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Portfolio’s Class Z shares is February 15, 2006. The index shown is from [ ].

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

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Columbia Masters International Equity Portfolio

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Portfolio Expenses

In general, there are two kinds of portfolio expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Portfolio’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolio – Primary Service Providers for more information.

•

any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Portfolio’s share classes, including affiliates of Bank of America.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Portfolio after any fee waivers or expense limitations, and are expressed as a percentage of the Portfolio’s average net assets.

The Portfolio may incur significant transaction costs in addition to the annual Portfolio operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Portfolio in Additional Portfolio Investment Strategies and Policies.

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Columbia Masters International Equity Portfolio

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A
Redemption fee, as a % of total redemption proceeds	2.00	%(a)

Annual Portfolio Operating Expenses (b) (deducted from the Portfolio’s assets)

Class Z Shares
Management fees (c)	[	]%
Other expenses (d)	[	]%
Acquired fund fees and expenses (Underlying Funds)
Total annual Portfolio operating expenses	[	]%
Fee waivers and/or reimbursements (e)	[	]%
Total net expenses (f)	[	]%

(a)	This redemption fee may apply to shares that are redeemed (either by sale or exchange) within 60 days of purchase. See About Class Z Shares – Redemption Fees for details.
(b)
(c)
(d)
(e)
(f)

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Columbia Masters International Equity Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Portfolio,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Portfolio,

•	your investment has a 5% return each year, and

•	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Portfolio Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year		3 years		5 years		10 years
Class Z Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Remember this is an example only. It should not be considered to be representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

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Columbia Masters International Equity Portfolio

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Portfolio may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved ed with investing in the Portfolio.

Changing a Portfolio’s Investment Objectives and Policies

The Portfolio’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Portfolio may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Portfolio may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in Affiliated Funds

The Advisor has the authority to select the Underlying Funds in which the Portfolio invests its assets. The Advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The Advisor may be subject to a conflict of interest in selecting Underlying Funds for the Portfolio because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as a fiduciary to the Portfolio, the Advisor has a duty to act in the best interest of the Portfolio in selecting Underlying Funds.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Portfolio may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Portfolio for services provided directly.

Lending Securities

The Portfolio may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund, including the Portfolio, discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Portfolio’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end.

Investing Defensively

The Portfolio may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Portfolio may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Portfolio’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

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Management of the Portfolio

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Portfolio and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [            ], the Advisor had assets under management of approximately $ [            ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Portfolio, determining what securities and other investments the Portfolio should buy or sell and executing the Portfolio’s portfolio transactions. While the Advisor is responsible for the investment management of the Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates in managing the Portfolio’s investments.

The Portfolio pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Portfolio and is paid monthly. The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Portfolio’s last fiscal year, after waivers. For the Portfolio’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Portfolio amounted to [ ]% of average daily net assets of the Portfolio.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Portfolio’s annual report to shareholders for the fiscal year ended March 31.

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Management of the Portfolio

Portfolio Manager

Vikram Kuriyan, head of the Advisor’s Quantitative Strategies Group, is the portfolio manager responsible for making the day-to-day investment decisions for the Portfolio. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

Vikram Kuriyan

Service with the Portfolio since February 2006

Investment management experience since 1986

Columbia Management Portfolio Manager since 2000.

The Distributor

Shares of the Portfolio are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Portfolio, including the general supervision of the Portfolio’s operations, coordination of the Portfolio’s service providers, and the provision of office facilities and related clerical and administrative services. The Administrator does not currently receive any fees for the administrative services it provides to the Portfolio.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Portfolio pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Portfolio’s behalf.

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Management of the Portfolio

     Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Portfolio – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Portfolio for which they are compensated. Bank of America and its affiliates also may provide other services to the Portfolio and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Portfolio. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Portfolio.

Conflicts of interest and limitations that could affect the Portfolio may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Portfolio and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Portfolio and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Portfolio and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Portfolio invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Portfolio.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Portfolio and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Portfolio (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Portfolio

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

18

Management of the Portfolio

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

About Class Z Shares

Description of the Share Class

Share Class Features

The Portfolio offers one class of shares in this Prospectus: Class Z shares. The Portfolio may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Portfolio’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Conversion Features	none

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

About Class Z Shares

Redemption Fees

When you sell or exchange shares of a mutual fund, the fund effectively buys those shares back from you in what is called a redemption.

The international/global equity funds in the Columbia Funds Family assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds from Fund shares that you redeem (either by sale or exchange into another Columbia Fund) within 60 days of buying them. To determine which shares you are selling in a transaction, Columbia Funds generally applies a first-in, first-out approach. For shares of a Fund that you acquired by exchange, the period you held shares of another Fund prior to the exchange will not be considered in determining whether the redemption fee applies. When it does apply, the redemption fee is paid to the Columbia Fund from which you are redeeming shares (either by sale or exchange into another Columbia Fund).

The redemption fee described above will not be imposed if you qualify for a waiver and Columbia Funds has received proper notification of your qualification. We will redeem any shares that are eligible for a waiver first. Please be aware that it is the responsibility of you and your financial advisor to notify Columbia Funds that you may qualify for a waiver before you buy or sell your shares.

The categories of transactions which qualify for a waiver of the redemption fee are as follows:

•	shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner;

•

shares sold by or distributions from participant-directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing and money purchase pension plans, where Columbia Funds does not have access to information about the individual participant account activity, except where Columbia Funds has received an indication that the plan administrator is able to assess the redemption fee on the appropriate accounts;

•

shares sold by certain investment funds (e.g., Columbia LifeGoal Portfolios and Future Scholar) that have provided assurances reasonably satisfactory to the Advisor that the investment fund is not a vehicle for excessive trading practices (the Advisor or its affiliates may manage certain of the approved investment funds);

•

shares sold in certain transactions in connection with certain asset allocation or wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Advisor that the program is not designed to be a vehicle for excessive trading practices;

•

shares sold by accounts where Columbia Funds has received information reasonably satisfactory to the Advisor indicating that financial intermediaries maintaining the accounts are currently unable for administrative reasons to assess the redemption fee on underlying shareholders;

•	shares sold by an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Advisor;

•	shares that were bought with reinvested distributions;

•	shares that are sold or exchanged through Columbia Funds’ Systematic Withdrawal Plan or Systematic Exchange Feature or similar affiliated or unaffiliated automated plans; and

•

the following retirement plan distributions: lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a “key employee” of a “top heavy” plan); and distributions from an individual retirement account (IRA) or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/2 .

Columbia Funds also has the discretion to waive the 2.00% redemption fee if a Fund is in jeopardy of failing the 90% income test prescribed by the Internal Revenue Code which must be met to maintain its registered investment company (RIC) status or otherwise losing its RIC qualification for tax purposes.

Certain financial intermediaries may not assess a redemption fee on certain categories of redemptions that they believe do not present significant excessive trading practices concerns (such as Systematic Withdrawal Plan redemptions). For a discussion of the effects of excessive trading practices, please see Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Conversely, certain financial intermediaries may assess a redemption fee on certain redemptions by accounts maintained with them that would be exempt from the redemption fee if the accounts were maintained directly with

21

About Class Z Shares

the Transfer Agent or with a different financial intermediary. Columbia Funds and its agents reserve the right to permit imposition of the redemption fee under these circumstances. Columbia Funds’ ability to assess redemption fees or apply waivers is generally limited by the policies of these financial intermediaries. Accordingly, the parameters of the exemption categories described above are subject to the different policies of the various financial intermediaries that maintain accounts. You should check with your financial intermediary about its redemption fee and waiver policies before investing or submitting a redemption order within the specified time periods.

Columbia Funds reserves the right to impose the redemption fee in the future if it determines that a financial intermediary that previously did not or was not able to assess the redemption fee on underlying shareholders has developed the policy or capability to assess the fee on some or all of its underlying shareholders. However, Columbia Funds may determine not to impose the redemption fee under certain circumstances. From time to time, as circumstances change, Columbia Funds may modify or eliminate certain exemption categories without advance notice to shareholders.

22

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds, including the Portfolio. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Portfolio to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Portfolio will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Portfolio. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Portfolio or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

23

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Portfolio’s next determined net asset value (or NAV) per share for a given share class. The Portfolio calculates the net asset value per share for each class of shares at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Portfolio’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Portfolio’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Portfolio. The Portfolio uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Portfolio will base the price of the security held by the Portfolio on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Portfolio may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Portfolio’s share price is calculated. Foreign exchanges typically close before the time at which Portfolio share prices are calculated, and may be closed altogether on some days the Portfolio is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Portfolio uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Portfolio shares. However, when the Portfolio uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Portfolio’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Portfolio’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Portfolio has retained an independent fair valuation pricing service to assist in the fair valuation process for Portfolios that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Portfolio could change on days when Portfolio shares cannot be bought or sold.

24

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Portfolio may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Portfolio’s net asset value is not calculated and a Portfolio does not accept buy or sell requests. However, the value of the Portfolio’s assets may still be affected on such days to the extent that the Portfolio holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

25

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Portfolio to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Portfolio may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Portfolio is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Portfolio shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Columbia Fund you own separately from any other account of the Columbia Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Columbia Fund you own separately from any other account of the Columbia Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by a Columbia Fund by any amounts it collects from the assessment of this fee. For Columbia Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee.

26

Buying, Selling and Exchanging Shares

Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Columbia Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Columbia Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Portfolio shares could create large balances of uninvested cash such that the Portfolio may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Portfolio shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Portfolio’s performance to be adversely impacted.

In-Kind Distributions

The Portfolio reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Portfolio makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Portfolio does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Portfolio is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Portfolio shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Portfolio discourages and does not accommodate excessive trading.

The Portfolio reserves the right to reject, without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Portfolio may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Portfolio or its agents determine that accepting the order could interfere with efficient management of the Portfolio’s portfolio or is otherwise contrary to the Portfolio’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Portfolio detects that an investor has made either one “material round trip” in the Portfolio in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Portfolio followed by a sale or exchange out of the Portfolio. A “material” round trip is one that is deemed by the Portfolio to be material in terms of its amount or its potential detrimental impact on the Portfolio. Independent of this limit, the Portfolio may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

27

Buying, Selling and Exchanging Shares

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Portfolio using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Portfolio retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Portfolio takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Portfolio receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Portfolio’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Portfolio’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Portfolio seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Portfolio reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Portfolio’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Portfolio’s performance;

•	potential dilution of the value of the Portfolio’s shares;

•

interference with the efficient management of the Portfolio’s portfolios, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Portfolio’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Portfolio significantly invests in foreign securities traded on markets that close before the Portfolio’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Portfolio’s valuation time that influence the value of foreign securities, investors may seek to trade Portfolio shares in an effort to benefit from their understanding of the value of foreign securities as of the Portfolio’s valuation time. This is often referred to as price arbitrage. The Portfolio has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Portfolio believes to be the Portfolio’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Portfolio’s shares held by other shareholders.

Similarly, to the extent that the Portfolio significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Portfolio’s portfolios to a greater degree than mutual funds that invest in highly liquid securities, in part because the Portfolio may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Portfolio shares held by other shareholders.

28

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Portfolio for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Portfolio for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Portfolio for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Portfolio for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

29

Buying, Selling and Exchanging Shares

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Portfolio on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Portfolio at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Portfolio by wiring money from your bank account to your Portfolio account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Portfolio by electronically transferring money from your bank account to your Portfolio account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

•

The Portfolio reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Portfolio. The Portfolio doesn’t issue certificates.

Selling Shares

When you sell your shares, the Portfolio is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Portfolio and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

30

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Portfolio is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Portfolio can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Portfolio to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Portfolio by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Portfolio at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

31

Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply. For example, you may be able to exchange your Class Z shares of the Portfolio for Class A shares of another Columbia Fund if that other Columbia Fund does not offer Class Z shares.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Columbia Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Portfolio may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

32

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Portfolio won’t have to pay any federal income tax. The Portfolio distributes any net realized capital gain at least once a year. Normally, the Portfolio will declare and pay distributions of net investment income on an annual basis. The Portfolio may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Portfolio usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Portfolio generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Portfolio will automatically reinvest distributions in additional shares of the same share class of the Portfolio unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Portfolio.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Portfolio may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

33

Distributions and Taxes

Taxes and Your Investment

The Portfolio will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Portfolio.

•

Distributions of the Portfolio’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Portfolio’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period for your Portfolio shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Portfolio’s dividends received from certain U.S. and foreign corporations, as long as the Portfolio meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Portfolio shares shortly before the Portfolio makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of the Portfolio that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Portfolio sells those securities and distributes the realized gain. This distribution is also subject to tax. The Portfolio has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Portfolio shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

•

Because it is an international/global equity fund, if in a taxable year more than half of the Fund’s assets consist of foreign securities, and the Fund makes a special election, you will generally be required to treat your proportionate amount of foreign income taxes paid by the Fund as foreign income taxes paid directly by you; generally you will be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

34

Financial Highlights

The financial highlights tables are designed to help you understand how the Portfolio has performed for the past five years, or if shorter, the Portfolio’s period of operations. Certain information reflects financial results for a single Portfolio share. The total investment return line indicates how much an investment in the Portfolio would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Portfolio’s financial statements, is included in the Portfolio’s annual report. The independent registered public accounting firm’s report and the Portfolio’s financial statements are also incorporated by reference into the SAI.

Columbia Masters International Equity Portfolio – Class Z Shares

	Year Ended March 31, 2007	Period Ended March 31, 2006
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

35

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Portfolio, including investment advisory fees and other Portfolio costs, on the Portfolio’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Portfolio, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Portfolio, which is the same as those stated in the Annual Portfolio Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Masters International Equity Portfolio – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

36

Columbia Masters International Equity Portfolio

For More Information

You’ll find more information about the Columbia Masters International Equity Portfolio and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Portfolio’s investments is available in the Portfolio’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Shareholder Communications with the Board

The Portfolio’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Portfolio and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Portfolio (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Portfolio are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Portfolio’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia California Intermediate Municipal Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia California Intermediate Municipal Bond Fund (the Fund), which is one of the municipal income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Fund’s various share classes.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia California Intermediate Municipal Bond Fund

FUNDimensions ™

Columbia California Intermediate Municipal Bond Fund

Investment Objective:	Current income exempt from federal income tax and California individual income tax, consistent with moderate fluctuation of principal

Investment Style:

Benchmark:	Lehman Brothers Quality Intermediate Municipal Index

Ticker Symbols:	Class A: NACMX Class B: N/A Class C: N/A

Principal Risks:	Management risk

Market risk

State-specific municipal securities risk

Municipal securities risk

Interest rate risk

Credit risk

Derivatives risk

Changing distribution levels risk

FUNDamentals ™

Municipal Income Funds

Municipal income funds invest primarily in municipal debt securities that have the potential to earn income that is generally free from income tax. State municipal income funds invest most of their assets in securities issued by one state and its public authorities and local governments, and are generally intended for residents of that state.

Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with moderate fluctuation of principal.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax) and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers. The Fund normally will invest at least 80% of total assets in investment grade municipal securities. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.

The Fund may invest up to 10% of total assets in below investment grade securities. The Fund may invest in derivatives, including futures, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns, to hedge some of its investments in debt securities or as a substitute for a position in an underlying asset.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

5

Columbia California Intermediate Municipal Bond Fund

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

State-Specific Municipal Securities Risk – The Fund invests in securities issued by a particular state and its instrumentalities. As a result, the Fund is more vulnerable to unfavorable developments in such state than funds that invest in municipal securities of many different states. The value of its shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states. In addition, a municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

6

Columbia California Intermediate Municipal Bond Fund

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Derivatives Risk – The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential difficulty or inability to terminate or sell its derivative positions, as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

7

Columbia California Intermediate Municipal Bond Fund

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia California Intermediate Municipal Bond Fund

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia California Intermediate Municipal Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Lehman Brothers Quality Intermediate Municipal Index. The Lehman Brothers Quality Intermediate Municipal Index consists of issues rated A3 or higher by Moody’s Investors Service, Inc. with maturities between two and 11 years. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years
Class A shares returns before taxes	[	]%	[	]%
Class A shares returns after taxes on distributions	[	]%	[	]%
Class A shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%
Class B shares returns before taxes	[	]%	[	]%
Class C shares returns before taxes	[	]%	[	]%
Lehman Brothers Quality Intermediate Municipal Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B and Class C shares are September 9, 2002, August 29, 2002 and September 11, 2002, respectively. The return for the index shown is from August 31, 2002.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

10

Columbia California Intermediate Municipal Bond Fund

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

11

Columbia California Intermediate Municipal Bond Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[ ]%		[ ]%		[ ]%
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[ ]%	(a)	[ ]%	(b)	[ ]%	(c)

Annual Fund Operating Expenses (e) (deducted from the Fund’s assets)

	Class A Shares		Class B Shares		Class C Shares
Management fees (f)	[	]%	[	]%	[	]%
Distribution and service fees	[	]%	[	]%	[	]%
Other expenses (g)	[	]%	[	]%	[	]%
Total annual Fund operating expenses	[	]%	[	]%	[	]%
Fee waivers and/or reimbursements (h)	[	]%	[	]%	[	]%
Total net expenses (i)	[	]%	[	]%	[	]%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and sell them within one year of buying them. See Choosing a Share Class for details.
(b)	This charge decreases over time. See Choosing a Share Class for details.
(c)	This charge applies to investors who buy Class C shares and sell them within one year of buying them. See Choosing a Share Class for details.
(d)
(e)
(f)
(g)
(h)
(i)

12

Columbia California Intermediate Municipal Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B or Class C shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year,

•	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia California Intermediate Municipal Bond Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $[    ] billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

15

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Gary Swayze

Service with the Fund since April 2007

Investment management experience since 1974

Columbia Management associated since 1997.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia California Intermediate Municipal Bond Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

18

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this Prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.

Investment Limits	none	up to $50,000 (based on aggregate account value) (b)	up to $1,000,000 (per transaction)

Front-End Sales Charges	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase

Conversion Features	none	convert to Class A shares eight years after purchase	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.
(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $49,999. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $49,999 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to the front-end sales charge that generally applies to Class A shares.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution (Rule 12b-1) and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought (a)	Sales charge as a % of the offering price (b)	Sales charge as a % of the net amount invested (b)	Amount retained or paid by selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00	%(c)(d)

(a)	Purchase amounts are aggregated among all Columbia Funds for purposes of this table.
(b)

Because the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases of $0 up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed when a CDSC is deducted if the shares are sold within twelve months from the time they were bought.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $2,999,999, including those in amounts of less than $1 million that are coded as commission eligible trades.

FUNDamentals ™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

21

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you sell those shares within one year of buying them.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you sell them within one year of buying them.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested dividends.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee based program.

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares of up to 5.75% of the offering price per share. The commission is paid by reducing the amount of your investment in the Fund by the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999 (a)	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

(a)	For certain group retirement plans, selling and/or servicing agents will receive a 1.00% commission from the Distributor on all purchases of less than $3 million.

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B and Class C shares, but you may pay a CDSC when you sell your Class B or Class C shares.

The CDSC on Class B and Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

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Choosing a Share Class

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

23

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. The first breakpoint discount will be applied when your total purchases reach $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals ™

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

•	individual accounts,

•	joint accounts,

•	certain IRA accounts,

•	certain health savings accounts,

•	certain trusts, and

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

24

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into other Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid the application of a CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan and in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

25

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class A	—	—	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

26

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

27

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

28

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

29

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

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Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

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Buying, Selling and Exchanging Shares

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

32

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

•	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

33

Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

34

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

•	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. The rules described below for making exchanges apply to systematic exchanges.

35

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

36

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

•

Distributions that come from the Fund’s tax-exempt interest income are generally free from federal income tax. These distributions generally are not subject to state individual income tax if the Fund invests primarily in securities from that state or its subdivisions. You may, however, be subject to other state and local taxes on these distributions. A portion of these distributions may also be subject to alternative minimum taxes.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

37

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia California Intermediate Municipal Bond Fund – Class A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

38

Financial Highlights

Columbia California Intermediate Municipal Bond Fund – Class B Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

39

Financial Highlights

Columbia California Intermediate Municipal Bond Fund – Class C Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

40

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia California Intermediate Municipal Bond Fund – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

41

Hypothetical Fees and Expenses

Columbia California Intermediate Municipal Bond Fund – Class B Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia California Intermediate Municipal Bond Fund – Class C Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

42

Columbia California Intermediate Municipal Bond Fund

For More Information

You’ll find more information about Columbia California Intermediate Municipal Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

43

Columbia Management®

Columbia Funds

Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia California Intermediate Municipal Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia California Intermediate Municipal Bond Fund (the Fund), which is one of the municipal income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class Z shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia California Intermediate Municipal Bond Fund

FUNDimensions ™

Columbia California Intermediate Municipal Bond Fund

Investment Objective:	Current income exempt from federal income tax and California individual income tax, consistent with moderate fluctuation of principal

Investment Style:

Benchmark:	Lehman Brothers Quality Intermediate Municipal Index

Ticker Symbols:	Class Z: NCMAX

Principal Risks:	Management risk

Market risk

State-specific municipal securities risk

Municipal securities risk

Interest rate risk

Credit risk

Derivatives risk

Changing distribution levels risk

FUNDamentals ™

Municipal Income Funds

Municipal income funds invest primarily in municipal debt securities that have the potential to earn income that is generally free from income tax. State municipal income funds invest most of their assets in securities issued by one state and its public authorities and local governments, and are generally intended for residents of that state.

Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with moderate fluctuation of principal.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax) and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers. The Fund normally will invest at least 80% of total assets in investment grade municipal securities. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.

The Fund may invest up to 10% of total assets in below investment grade securities. The Fund may invest in derivatives, including futures, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns, to hedge some of its investments in debt securities or as a substitute for a position in an underlying asset.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

5

Columbia California Intermediate Municipal Bond Fund

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

State-Specific Municipal Securities Risk – The Fund invests in securities issued by a particular state and its instrumentalities. As a result, the Fund is more vulnerable to unfavorable developments in such state than funds that invest in municipal securities of many different states. The value of its shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states. In addition, a municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

6

Columbia California Intermediate Municipal Bond Fund

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Derivatives Risk – The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential difficulty or inability to terminate or sell its derivative positions, as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

7

Columbia California Intermediate Municipal Bond Fund

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia California Intermediate Municipal Bond Fund

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia California Intermediate Municipal Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Lehman Brothers Quality Intermediate Municipal Index. The Lehman Brothers Quality Intermediate Municipal Index consists of issues rated A3 or higher by Moody’s Investors Service, Inc. with maturities between two and 11 years. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years
Class Z shares returns before taxes	[	]%	[	]%
Class Z shares returns after taxes on distributions	[	]%	[	]%
Class Z shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%
Lehman Brothers Quality Intermediate Municipal Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Fund’s Class Z shares is August 19, 2002. The return for the index shown is from August 31, 2002.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

10

Columbia California Intermediate Municipal Bond Fund

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

11

Columbia California Intermediate Municipal Bond Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Class Z Shares
Management fees (b)	[	]%
Other expenses (c)	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (d)	[	]%
Total net expenses (e)	[	]%

(a)
(b)
(c)
(d)
(e)

12

Columbia California Intermediate Municipal Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia California Intermediate Municipal Bond Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current. The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $[    ] billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

15

Management of the Fund

Portfolio Managers

The Advisor’s Value Strategies Team is the portfolio management team responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio managers on the Value Strategies Team that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Gary Swayze

Service with the Fund since April 2007

Investment management experience since 1974

Columbia Management associated since 1997.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia California Intermediate Municipal Bond Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

18

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Conversion Features	none

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

21

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

22

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

23

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

24

Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

25

Buying, Selling and Exchanging Shares

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

26

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, telephone or online.

Buying Shares

Eligible Investors

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

27

Buying, Selling and Exchanging Shares

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

28

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

29

Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply. For example, you may be able to exchange your Class Z shares of the Fund for Class A shares of another Columbia Fund if that other Fund does not offer Class Z shares.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

30

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

31

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

•

Distributions that come from the Fund’s tax-exempt interest income are generally free from federal income tax. These distributions generally are not subject to state individual income tax if the Fund invests primarily in securities from that state or its subdivisions. You may, however, be subject to other state and local taxes on these distributions. A portion of these distributions may also be subject to alternative minimum taxes.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

32

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia California Intermediate Municipal Bond Fund – Class Z Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

33

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia California Intermediate Municipal Bond Fund – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

34

Columbia California Intermediate Municipal Bond Fund

For More Information

You’ll find more information about Columbia California Intermediate Municipal Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

35

Columbia Management®

Columbia Funds

Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Georgia Intermediate Municipal Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Georgia Intermediate Municipal Bond Fund (the Fund), which is one of the municipal income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Fund’s various share classes.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Georgia Intermediate Municipal Bond Fund

FUNDimensions ™

Columbia Georgia Intermediate Municipal Bond Fund

Investment Objective:	Current income exempt from federal income tax and Georgia individual income tax, consistent with moderate fluctuation of principal

Investment Style:

Benchmark:	Lehman Brothers Quality Intermediate Municipal Index

Ticker Symbols:	Class A: NGIMX Class B: NGITX Class C: NGINX

Principal Risks:	Management risk
Market risk
State-specific municipal securities risk
Municipal securities risk
Interest rate risk
Credit risk
Derivatives risk
Changing distribution levels risk

FUNDamentals ™

Municipal Income Funds

Municipal income funds invest primarily in municipal debt securities that have the potential to earn income that is generally free from income tax. State municipal income funds invest most of their assets in securities issued by one state and its public authorities and local governments, and are generally intended for residents of that state.

Investment Objective

The Fund seeks current income exempt from federal income tax and Georgia individual income tax, consistent with moderate fluctuation of principal.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax) and Georgia individual income tax. These securities are issued by or on behalf of the State of Georgia, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers. The Fund normally will invest at least 80% of total assets in investment grade municipal securities. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.

The Fund may invest up to 10% of total assets in below investment grade securities. The Fund may invest in derivatives, including futures, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns, to hedge some of its investments in debt securities or as a substitute for a position in an underlying asset.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

5

Columbia Georgia Intermediate Municipal Bond Fund

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

State-Specific Municipal Securities Risk – The Fund invests in securities issued by a particular state and its instrumentalities. As a result, the Fund is more vulnerable to unfavorable developments in such state than funds that invest in municipal securities of many different states. The value of its shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states. In addition, a municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

6

Columbia Georgia Intermediate Municipal Bond Fund

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Derivatives Risk – The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential difficulty or inability to terminate or sell its derivative positions, as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

7

Columbia Georgia Intermediate Municipal Bond Fund

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Georgia Intermediate Municipal Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Lehman Brothers Quality Intermediate Municipal Index. The Lehman Brothers Quality Intermediate Municipal Index consists of issues rated A3 or higher by Moody’s Investors Service, Inc. with maturities between two and 11 years. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years (a)
Class A shares returns before taxes	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
Class B shares returns before taxes	[	]%	[	]%	[	]%
Class C shares returns before taxes	[	]%	[	]%	[	]%
Lehman Brothers Quality Intermediate Municipal Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B and Class C shares are [            ], [            ] and [            ], respectively. The return for the index shown is from [            ].

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

10

Columbia Georgia Intermediate Municipal Bond Fund

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

11

Columbia Georgia Intermediate Municipal Bond Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[	]%	[	]%	[	]%
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[	]% (a)	[	]% (b)	[	]% (c)

Annual Fund Operating Expenses (e) (deducted from the Fund’s assets)

	Class A Shares		Class B Shares		Class C Shares
Management fees (f)	[	]%	[	]%	[	]%
Distribution and service fees	[	]%	[	]%	[	]%
Other expenses (g)	[	]%	[	]%	[	]%
Total annual Fund operating expenses	[	]%	[	]%	[	]%
Fee waivers and/or reimbursements (h)	[	]%	[	]%	[	]%
Total net expenses (i)	[	]%	[	]%	[	]%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and sell them within one year of buying them. See Choosing a Share Class for details.
(b)	This charge decreases over time. See Choosing a Share Class for details.
(c)	This charge applies to investors who buy Class C shares and sell them within one year of buying them. See Choosing a Share Class for details.
(d)
(e)
(f)
(g)
(h)
(i)

12

Columbia Georgia Intermediate Municipal Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B or Class C shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year,

•	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Georgia Intermediate Municipal Bond Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $[        ] billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

15

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Kimberly A. Campbell

Service with the Fund since April 2007

Investment management experience since 1980

Columbia Management associated since June 1995.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Georgia Intermediate Municipal Bond Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

18

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this Prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.

Investment Limits	none	up to $50,000 (based on aggregate account value) (b)	up to $1,000,000 (per transaction)

Front-End Sales Charges	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase

Conversion Features	none	convert to Class A shares eight years after purchase	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.
(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $49,999. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $49,999 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to the front-end sales charge that generally applies to Class A shares.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution (Rule 12b-1) and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought (a)	Sales charge as a % of the offering price (b)	Sales charge as a % of the net amount invested (b)	Amount retained or paid by selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00% (c)(d)

(a)	Purchase amounts are aggregated among all Columbia Funds for purposes of this table.
(b)

Because the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases of $0 up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed when a CDSC is deducted if the shares are sold within twelve months from the time they were bought.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $2,999,999, including those in amounts of less than $1 million that are coded as commission eligible trades.

FUNDamentals ™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

21

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you sell those shares within one year of buying them.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you sell them within one year of buying them.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested dividends.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee based program.

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares of up to 5.75% of the offering price per share. The commission is paid by reducing the amount of your investment in the Fund by the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999 (a)	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

(a)	For certain group retirement plans, selling and/or servicing agents will receive a 1.00% commission from the Distributor on all purchases of less than $3 million.

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B and Class C shares, but you may pay a CDSC when you sell your Class B or Class C shares.

The CDSC on Class B and Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

22

Choosing a Share Class

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

23

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. The first breakpoint discount will be applied when your total purchases reach $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals ™

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

•	individual accounts,

•	joint accounts,

•	certain IRA accounts,

•	certain health savings accounts,

•	certain trusts, and

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

24

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into other Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid the application of a CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan and in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

25

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class A	—	—	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

26

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

27

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

28

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

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Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we

30

Buying, Selling and Exchanging Shares

believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

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Buying, Selling and Exchanging Shares

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

•	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

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Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

34

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

•	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. The rules described below for making exchanges apply to systematic exchanges.

35

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

36

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

•

Distributions that come from the Fund’s tax-exempt interest income are generally free from federal income tax. These distributions generally are not subject to state individual income tax if the Fund invests primarily in securities from that state or its subdivisions. You may, however, be subject to other state and local taxes on these distributions. A portion of these distributions may also be subject to alternative minimum taxes.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

37

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Georgia Intermediate Municipal Bond Fund – Class A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

38

Financial Highlights

Columbia Georgia Intermediate Municipal Bond Fund – Class B Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

39

Financial Highlights

Columbia Georgia Intermediate Municipal Bond Fund – Class C Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

40

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Georgia Intermediate Municipal Bond Fund – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

41

Hypothetical Fees and Expenses

Columbia Georgia Intermediate Municipal Bond Fund – Class B Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Georgia Intermediate Municipal Bond Fund – Class C Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

42

Columbia Georgia Intermediate Municipal Bond Fund

For More Information

You’ll find more information about Columbia Georgia Intermediate Municipal Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

43

Columbia Management®

Columbia Funds

Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Georgia Intermediate Municipal Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Georgia Intermediate Municipal Bond Fund (the Fund), which is one of the municipal income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class Z shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Georgia Intermediate Municipal Bond Fund

FUNDimensions ™

Columbia Georgia Intermediate Municipal Bond Fund

Investment Objective:	Current income exempt from federal income tax and Georgia individual income tax, consistent with moderate fluctuation of principal

Investment Style:

Benchmark:	Lehman Brothers Quality Intermediate Municipal Index

Ticker Symbols:	Class Z: NGAMX

Principal Risks:	Management risk

Market risk

State-specific municipal securities risk

Municipal securities risk

Interest rate risk

Credit risk

Derivatives risk

Changing distribution levels risk

FUNDamentals ™

Municipal Income Funds

Municipal income funds invest primarily in municipal debt securities that have the potential to earn income that is generally free from income tax. State municipal income funds invest most of their assets in securities issued by one state and its public authorities and local governments, and are generally intended for residents of that state.

Investment Objective

The Fund seeks current income exempt from federal income tax and Georgia individual income tax, consistent with moderate fluctuation of principal.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax) and Georgia individual income tax. These securities are issued by or on behalf of the State of Georgia, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers. The Fund normally will invest at least 80% of total assets in investment grade municipal securities. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.

The Fund may invest up to 10% of total assets in below investment grade securities. The Fund may invest in derivatives, including futures, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns, to hedge some of its investments in debt securities or as a substitute for a position in an underlying asset.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

5

Columbia Georgia Intermediate Municipal Bond Fund

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

State-Specific Municipal Securities Risk – The Fund invests in securities issued by a particular state and its instrumentalities. As a result, the Fund is more vulnerable to unfavorable developments in such state than funds that invest in municipal securities of many different states. The value of its shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states. In addition, a municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

6

Columbia Georgia Intermediate Municipal Bond Fund

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Derivatives Risk – The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential difficulty or inability to terminate or sell its derivative positions, as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

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Columbia Georgia Intermediate Municipal Bond Fund

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Georgia Intermediate Municipal Bond Fund

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Georgia Intermediate Municipal Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Lehman Brothers Quality Intermediate Municipal Index. The Lehman Brothers Quality Intermediate Municipal Index consists of issues rated A3 or higher by Moody’s Investors Service, Inc. with maturities between two and 11 years. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years(a)
Class Z shares returns before taxes	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
Lehman Brothers Quality Intermediate Municipal Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)	The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Fund’s Class Z shares is [ ]. The return for the index shown is from [ ].

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

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Columbia Georgia Intermediate Municipal Bond Fund

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

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Columbia Georgia Intermediate Municipal Bond Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Class Z Shares
Management fees (b)	[	]%
Other expenses (c)	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (d)	[	]%
Total net expenses (e)	[	]%

(a)
(b)
(c)
(d)
(e)

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Columbia Georgia Intermediate Municipal Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Georgia Intermediate Municipal Bond Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

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Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $[ ] billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [        ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

15

Management of the Fund

Portfolio Managers

The Advisor’s Value Strategies Team is the portfolio management team responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio managers on the Value Strategies Team that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Kimberly A. Campbell

Service with the Fund since April 2007

Investment management experience since 1980

Columbia Management associated since June 1995.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Georgia Intermediate Municipal Bond Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

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Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

18

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Conversion Features	none

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

21

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

22

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

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Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

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Buying, Selling and Exchanging Shares

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, telephone or online.

Buying Shares

Eligible Investors

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

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Buying, Selling and Exchanging Shares

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

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Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

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Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply. For example, you may be able to exchange your Class Z shares of the Fund for Class A shares of another Columbia Fund if that other Fund does not offer Class Z shares.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

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Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

•

Distributions that come from the Fund’s tax-exempt interest income are generally free from federal income tax. These distributions generally are not subject to state individual income tax if the Fund invests primarily in securities from that state or its subdivisions. You may, however, be subject to other state and local taxes on these distributions. A portion of these distributions may also be subject to alternative minimum taxes.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Georgia Intermediate Municipal Bond Fund – Class Z Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

33

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Georgia Intermediate Municipal Bond Fund – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

34

Columbia Georgia Intermediate Municipal Bond Fund

For More Information

You’ll find more information about Columbia Georgia Intermediate Municipal Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

35

Columbia Management®

Columbia Funds

Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Maryland Intermediate Municipal Bond Fund

NOT FDIC-INSURED                    NOT BANK ISSUED

NOT BANK GUARANTEED        MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Maryland Intermediate Municipal Bond Fund (the Fund), which is one of the municipal income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Fund’s various share classes.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Maryland Intermediate Municipal Bond Fund

FUNDimensions ™

Columbia Maryland Intermediate Municipal Bond Fund

Investment Objective:	Current income exempt from federal income tax and Maryland individual income tax, consistent with moderate fluctuation of principal

Investment Style:

Benchmark:	Lehman Brothers Quality Intermediate Municipal Index

Ticker Symbols:	Class A: NMDMX Class B: NMITX Class C: NMINX

Principal Risks:	Management risk

Market risk

Non-diversified mutual fund risk

State-specific municipal securities risk

Municipal securities risk

Interest rate risk

Credit risk

Derivatives risk

Changing distribution levels risk

FUNDamentals ™

Municipal Income Funds

Municipal income funds invest primarily in municipal debt securities that have the potential to earn income that is generally free from income tax. State municipal income funds invest most of their assets in securities issued by one state and its public authorities and local governments, and are generally intended for residents of that state.

Investment Objective

The Fund seeks current income exempt from federal income tax and Maryland individual income tax, consistent with moderate fluctuation of principal.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax) and Maryland individual income tax. These securities are issued by or on behalf of the State of Maryland, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers. The Fund normally will invest at least 80% of total assets in investment grade municipal securities. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.

The Fund may invest up to 10% of total assets in below investment grade securities. The Fund may invest in derivatives, including futures, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns, to hedge some of its investments in debt securities or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

5

Columbia Maryland Intermediate Municipal Bond Fund

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

State-Specific Municipal Securities Risk – The Fund invests in securities issued by a particular state and its instrumentalities. As a result, the Fund is more vulnerable to unfavorable developments in such state than funds that invest in municipal securities of many different states. The value of its shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states. In addition, a municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

6

Columbia Maryland Intermediate Municipal Bond Fund

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Derivatives Risk – The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential difficulty or inability to terminate or sell its derivative positions, as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

7

Columbia Maryland Intermediate Municipal Bond Fund

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Maryland Intermediate Municipal Bond Fund

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Maryland Intermediate Municipal Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Lehman Brothers Quality Intermediate Municipal Index. The Lehman Brothers Quality Intermediate Municipal Index consists of issues rated A3 or higher by Moody’s Investors Service, Inc. with maturities between two and 11 years. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years (a)
Class A shares returns before taxes	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
Class B shares returns before taxes	[	]%	[	]%	[	]%
Class C shares returns before taxes	[	]%	[	]%	[	]%
Lehman Brothers Quality Intermediate Municipal Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B and Class C shares are [            ], [            ] and [            ], respectively. The return for the index shown is from [            ].

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

10

Columbia Maryland Intermediate Municipal Bond Fund

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

11

Columbia Maryland Intermediate Municipal Bond Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[	]%	[	]%	[	]%
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[	]%(a)	[	]%(b)	[	]%(c)

Annual Fund Operating Expenses (e) (deducted from the Fund’s assets)

	Class A Shares		Class B Shares		Class C Shares
Management fees (f)	[	]%	[	]%	[	]%
Distribution and service fees	[	]%	[	]%	[	]%
Other expenses (g)	[	]%	[	]%	[	]%
Total annual Fund operating expenses	[	]%	[	]%	[	]%
Fee waivers and/or reimbursements (h)	[	]%	[	]%	[	]%
Total net expenses (i)	[	]%	[	]%	[	]%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and sell them within one year of buying them. See Choosing a Share Class for details.
(b)	This charge decreases over time. See Choosing a Share Class for details.
(c)	This charge applies to investors who buy Class C shares and sell them within one year of buying them. See Choosing a Share Class for details.
(d)
(e)
(f)
(g)
(h)
(i)

12

Columbia Maryland Intermediate Municipal Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B or Class C shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year,

•	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Maryland Intermediate Municipal Bond Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment

Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $[ ] billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [            ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

15

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Gary Swayze

Service with the Fund since April 2007

Investment management experience since 1974

Columbia Management associated since 1997.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Maryland Intermediate Municipal Bond Fund	[ ]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

18

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this Prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.

Investment Limits	none	up to $50,000 (based on aggregate account value) (b)	up to $1,000,000 (per transaction)

Front-End Sales Charges	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase

Conversion Features	none	convert to Class A shares eight years after purchase	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.
(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $49,999. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $49,999 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to the front-end sales charge that generally applies to Class A shares.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution (Rule 12b-1) and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought (a)	Sales charge as a % of the offering price (b)	Sales charge as a % of the net amount invested (b)	Amount retained or paid by selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00	% (c)(d)

(a)	Purchase amounts are aggregated among all Columbia Funds for purposes of this table.
(b)

Because the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases of $0 up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed when a CDSC is deducted if the shares are sold within twelve months from the time they were bought.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $2,999,999, including those in amounts of less than $1 million that are coded as commission eligible trades.

FUNDamentals ™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

21

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you sell those shares within one year of buying them.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you sell them within one year of buying them.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested dividends.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee based program.

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares of up to 5.75% of the offering price per share. The commission is paid by reducing the amount of your investment in the Fund by the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999 (a)	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

(a)	For certain group retirement plans, selling and/or servicing agents will receive a 1.00% commission from the Distributor on all purchases of less than $3 million.

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B and Class C shares, but you may pay a CDSC when you sell your Class B or Class C shares.

The CDSC on Class B and Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

22

Choosing a Share Class

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.1

23

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. The first breakpoint discount will be applied when your total purchases reach $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals ™

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

•	individual accounts,

•	joint accounts,

•	certain IRA accounts,

•	certain health savings accounts,

•	certain trusts, and

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

24

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into other Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid the application of a CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan and in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

25

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class A	—	—	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

26

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

27

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

28

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

29

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we

30

Buying, Selling and Exchanging Shares

believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

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Buying, Selling and Exchanging Shares

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

32

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

•	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

33

Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

34

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

•	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. The rules described below for making exchanges apply to systematic exchanges.

35

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

36

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

•

Distributions that come from the Fund’s tax-exempt interest income are generally free from federal income tax. These distributions generally are not subject to state individual income tax if the Fund invests primarily in securities from that state or its subdivisions. You may, however, be subject to other state and local taxes on these distributions. A portion of these distributions may also be subject to alternative minimum taxes.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

37

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Maryland Intermediate Municipal Bond Fund – Class A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

38

Financial Highlights

Columbia Maryland Intermediate Municipal Bond Fund – Class B Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

39

Financial Highlights

Columbia Maryland Intermediate Municipal Bond Fund – Class C Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

40

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Maryland Intermediate Municipal Bond Fund – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

41

Hypothetical Fees and Expenses

Columbia Maryland Intermediate Municipal Bond Fund – Class B Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Maryland Intermediate Municipal Bond Fund – Class C Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

42

Columbia Maryland Intermediate Municipal Bond Fund

For More Information

You’ll find more information about Columbia Maryland Intermediate Municipal Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

43

Columbia Management®

Columbia Funds

Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Maryland Intermediate Municipal Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Maryland Intermediate Municipal Bond Fund (the Fund), which is one of the municipal income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class Z shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Maryland Intermediate Municipal Bond Fund

FUNDimensions ™

Columbia Maryland Intermediate Municipal Bond Fund

Investment Objective:	Current income exempt from federal income tax and Maryland individual income tax, consistent with moderate fluctuation of principal

Investment Style:

Benchmark:	Lehman Brothers Quality Intermediate Municipal Index

Ticker Symbols:	Class Z: NMDBX

Principal Risks:	Management risk
Market risk
Non-diversified mutual fund risk
State-specific municipal securities risk
Municipal securities risk
Interest rate risk
Credit risk
Derivatives risk
Changing distribution levels risk

FUNDamentals ™

Municipal Income Funds

Municipal income funds invest primarily in municipal debt securities that have the potential to earn income that is generally free from income tax. State municipal income funds invest most of their assets in securities issued by one state and its public authorities and local governments, and are generally intended for residents of that state.

Investment Objective

The Fund seeks current income exempt from federal income tax and Maryland individual income tax, consistent with moderate fluctuation of principal.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax) and Maryland individual income tax. These securities are issued by or on behalf of the State of Maryland, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers. The Fund normally will invest at least 80% of total assets in investment grade municipal securities. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.

The Fund may invest up to 10% of total assets in below investment grade securities. The Fund may invest in derivatives, including futures, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns, to hedge some of its investments in debt securities or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

5

Columbia Maryland Intermediate Municipal Bond Fund

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

State-Specific Municipal Securities Risk – The Fund invests in securities issued by a particular state and its instrumentalities. As a result, the Fund is more vulnerable to unfavorable developments in such state than funds that invest in municipal securities of many different states. The value of its shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states. In addition, a municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

6

Columbia Maryland Intermediate Municipal Bond Fund

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Derivatives Risk – The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential difficulty or inability to terminate or sell its derivative positions, as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

7

Columbia Maryland Intermediate Municipal Bond Fund

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Maryland Intermediate Municipal Bond Fund

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter[ ]:	[	]%
Worst:	[ ]quarter[ ]:	[	]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Maryland Intermediate Municipal Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Lehman Brothers Quality Intermediate Municipal Index. The Lehman Brothers Quality Intermediate Municipal Index consists of issues rated A3 or higher by Moody’s Investors Service, Inc. with maturities between two and 11 years. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)
Class Z shares returns before taxes	[ ]%	[ ]%	[ ]%
Class Z shares returns after taxes on distributions	[ ]%	[ ]%	[ ]%
Class Z shares returns after taxes on distributions and sale of Fund shares	[ ]%	[ ]%	[ ]%
Lehman Brothers Quality Intermediate Municipal Index (reflects no deductions for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

(a)	The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Fund’s Class Z shares is [ ]. The return for the index shown is from [ ].

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

10

Columbia Maryland Intermediate Municipal Bond Fund

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

11

Columbia Maryland Intermediate Municipal Bond Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Class Z Shares
Management fees (b)	[ ]%
Other expenses (c)	[ ]%
Total annual Fund operating expenses	[ ]%
Fee waivers and/or reimbursements (d)	[ ]%
Total net expenses (e)	[ ]%

(a)
(b)
(c)
(d)
(e)

12

Columbia Maryland Intermediate Municipal Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Maryland Intermediate Municipal Bond Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $[ ] billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

15

Management of the Fund

Portfolio Managers

The Advisor’s Value Strategies Team is the portfolio management team responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio managers on the Value Strategies Team that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Gary Swayze

Service with the Fund since April 2007

Investment management experience since 1974

Columbia Management associated since 1997.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Maryland Intermediate Municipal Bond Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

18

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Conversion Features	none

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

21

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

22

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

23

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

24

Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

25

Buying, Selling and Exchanging Shares

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

26

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, telephone or online.

Buying Shares

Eligible Investors

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

27

Buying, Selling and Exchanging Shares

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

28

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

29

Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply. For example, you may be able to exchange your Class Z shares of the Fund for Class A shares of another Columbia Fund if that other Fund does not offer Class Z shares.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

30

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

31

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

•

Distributions that come from the Fund’s tax-exempt interest income are generally free from federal income tax. These distributions generally are not subject to state individual income tax if the Fund invests primarily in securities from that state or its subdivisions. You may, however, be subject to other state and local taxes on these distributions. A portion of these distributions may also be subject to alternative minimum taxes.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

32

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Maryland Intermediate Municipal Bond Fund – Class Z Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003

Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

33

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Maryland Intermediate Municipal Bond Fund – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

34

Columbia Maryland Intermediate Municipal Bond Fund

For More Information

You’ll find more information about Columbia Maryland Intermediate Municipal Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

35

Columbia Management®

Columbia Funds

Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia North Carolina Intermediate Municipal Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia North Carolina Intermediate Municipal Bond Fund (the Fund), which is one of the municipal income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Fund’s various share classes.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia North Carolina Intermediate Municipal Bond Fund

FUNDimensions ™

Columbia North Carolina Intermediate Municipal Bond Fund

Investment Objective:	Current income exempt from federal income tax and North Carolina individual income tax, consistent with moderate fluctuation of principal

Investment Style:

Benchmark:	Lehman Brothers Quality Intermediate Municipal Index

Ticker Symbols:	Class A: NNCIX Class B: NNITX Class C: NNINX

Principal Risks:	Management risk

Market risk

State-specific municipal securities risk

Municipal securities risk

Interest rate risk

Credit risk

Derivatives risk

Changing distribution levels risk

FUNDamentals ™

Municipal Income Funds

Municipal income funds invest primarily in municipal fixed income securities that have the potential to earn income that is generally free from income tax. State municipal income funds invest most of their assets in securities issued by one state and its public authorities and local governments, and are generally intended for residents of that state.

Investment Objective

The Fund seeks current income exempt from federal income tax and North Carolina individual income tax, consistent with moderate fluctuation of principal.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax) and North Carolina individual income tax. These securities are issued by or on behalf of the State of North Carolina, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers. The Fund normally will invest at least 80% of total assets in investment grade municipal securities. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.

The Fund may invest up to 10% of total assets in below investment grade securities. The Fund may invest in derivatives, including futures, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns, to hedge some of its investments in debt securities or as a substitute for a position in an underlying asset.

5

Columbia North Carolina Intermediate Municipal Bond Fund

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

State-Specific Municipal Securities Risk – The Fund invests in securities issued by a particular state and its instrumentalities. As a result, the Fund is more vulnerable to unfavorable developments in such state than funds that invest in municipal securities of many different states. The value of its shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states. In addition, a municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

6

Columbia North Carolina Intermediate Municipal Bond Fund

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Derivatives Risk – The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential difficulty or inability to terminate or sell its derivative positions, as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

7

Columbia North Carolina Intermediate Municipal Bond Fund

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia North Carolina Intermediate Municipal Bond Fund

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia North Carolina Intermediate Municipal Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Lehman Brothers Quality Intermediate Municipal Index. The Lehman Brothers Quality Intermediate Municipal Index consists of issues rated A3 or higher by Moody’s Investors Service, Inc. with maturities between two and 11 years. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years (a)
Class A shares returns before taxes	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
Class B shares returns before taxes	[	]%	[	]%	[	]%
Class C shares returns before taxes	[	]%	[	]%	[	]%
Lehman Brothers Quality Intermediate Municipal Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B and Class C shares are [            ], [            ] and [            ], respectively. The return for the index shown is from [            ].

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

10

Columbia North Carolina Intermediate Municipal Bond Fund

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

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Columbia North Carolina Intermediate Municipal Bond Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[	]%	[	]%	[	]%
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[	]%(a)	[	]%(b)	[	]%(c)
Annual Fund Operating Expenses (e) (deducted from the Fund’s assets)
	Class A Shares		Class B Shares		Class C Shares

Management fees (f)	[ ]%		[ ]%		[ ]%
Distribution and service fees	[ ]%		[ ]%		[ ]%
Other expenses (g)	[ ]%		[ ]%		[ ]%
Total annual Fund operating expenses	[ ]%		[ ]%		[ ]%
Fee waivers and/or reimbursements (h)	[ ]%		[ ]%		[ ]%
Total net expenses (i)	[ ]%		[ ]%		[ ]%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and sell them within one year of buying them. See Choosing a Share Class for details.
(b)	This charge decreases over time. See Choosing a Share Class for details.
(c)	This charge applies to investors who buy Class C shares and sell them within one year of buying them. See Choosing a Share Class for details.
(d)
(e)
(f)
(g)
(h)
(i)

12

Columbia North Carolina Intermediate Municipal Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B or Class C shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year,

•	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Class B Shares	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Assuming complete redemption of shares at the end of the period	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Assuming no redemption	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Class C Shares	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Assuming complete redemption of shares at the end of the period	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Assuming no redemption	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia North Carolina Intermediate Municipal Bond Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $[    ] billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [        ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

15

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Maureen G. Newman

Service with the Fund since April 2007

Investment management experience since 1985

Columbia Management associated since May 1996.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia North Carolina Intermediate Municipal Bond Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

18

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this Prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.

Investment Limits	none	up to $50,000 (based on aggregate account value) (b)	up to $1,000,000 (per transaction)

Front-End Sales Charges	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase

Conversion Features	none	convert to Class A shares eight years after purchase	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.
(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $49,999. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $49,999 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to the front-end sales charge that generally applies to Class A shares.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution (Rule 12b-1) and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought (a)	Sales charge as a % of the offering price (b)	Sales charge as a % of the net amount invested (b)	Amount retained or paid by selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00%(c)(d)

(a)	Purchase amounts are aggregated among all Columbia Funds for purposes of this table.
(b)

Because the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases of $0 up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed when a CDSC is deducted if the shares are sold within twelve months from the time they were bought.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $2,999,999, including those in amounts of less than $1 million that are coded as commission eligible trades.

FUNDamentals ™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

21

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you sell those shares within one year of buying them.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you sell them within one year of buying them.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested dividends.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee based program.

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares of up to 5.75% of the offering price per share. The commission is paid by reducing the amount of your investment in the Fund by the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999 (a)	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

(a)	For certain group retirement plans, selling and/or servicing agents will receive a 1.00% commission from the Distributor on all purchases of less than $3 million.

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B and Class C shares, but you may pay a CDSC when you sell your Class B or Class C shares.

The CDSC on Class B and Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

22

Choosing a Share Class

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

23

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. The first breakpoint discount will be applied when your total purchases reach $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals ™

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

•	individual accounts,

•	joint accounts,

•	certain IRA accounts,

•	certain health savings accounts,

•	certain trusts, and

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

24

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into other Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid the application of a CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan and in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

25

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class A	—	—	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

26

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

27

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

28

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

29

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we

30

Buying, Selling and Exchanging Shares

believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

31

Buying, Selling and Exchanging Shares

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

32

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

•	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

33

Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

34

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

•	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. The rules described below for making exchanges apply to systematic exchanges.

35

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

36

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

•

Distributions that come from the Fund’s tax-exempt interest income are generally free from federal income tax. These distributions generally are not subject to state individual income tax if the Fund invests primarily in securities from that state or its subdivisions. You may, however, be subject to other state and local taxes on these distributions. A portion of these distributions may also be subject to alternative minimum taxes.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

37

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia North Carolina Intermediate Municipal Bond Fund – Class A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

38

Financial Highlights

Columbia North Carolina Intermediate Municipal Bond Fund – Class B Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

39

Financial Highlights

Columbia North Carolina Intermediate Municipal Bond Fund – Class C Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

40

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia North Carolina Intermediate Municipal Bond Fund – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

41

Hypothetical Fees and Expenses

Columbia North Carolina Intermediate Municipal Bond Fund – Class B Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia North Carolina Intermediate Municipal Bond Fund – Class C Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

42

Columbia North Carolina Intermediate Municipal Bond Fund

For More Information

You’ll find more information about Columbia North Carolina Intermediate Municipal Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia North Carolina Intermediate Municipal Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia North Carolina Intermediate Municipal Bond Fund (the Fund), which is one of the municipal income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class Z shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia North Carolina Intermediate Municipal Bond Fund

FUNDimensions ™

Columbia North Carolina

Intermediate Municipal Bond Fund

Investment Objective:	Current income exempt from federal income tax and North Carolina individual income tax, consistent with moderate fluctuation of principal

Investment Style:

Benchmark:	Lehman Brothers Quality Intermediate Municipal Index

Ticker Symbols:	Class Z: NNIBX

Principal Risks:	Management risk

Market risk

State-specific municipal securities risk

Municipal securities risk

Interest rate risk

Credit risk

Derivatives risk

Changing distribution levels risk

FUNDamentals ™

Municipal Income Funds

Municipal income funds invest primarily in municipal debt securities that have the potential to earn income that is generally free from income tax. State municipal income funds invest most of their assets in securities issued by one state and its public authorities and local governments, and are generally intended for residents of that state.

Investment Objective

The Fund seeks current income exempt from federal income tax and North Carolina individual income tax, consistent with moderate fluctuation of principal.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax) and North Carolina individual income tax. These securities are issued by or on behalf of the State of North Carolina, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers. The Fund normally will invest at least 80% of total assets in investment grade municipal securities. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.

The Fund may invest up to 10% of total assets in below investment grade securities. The Fund may invest in derivatives, including futures, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns, to hedge some of its investments in debt securities or as a substitute for a position in an underlying asset.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

5

Columbia North Carolina Intermediate Municipal Bond Fund

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

State-Specific Municipal Securities Risk – The Fund invests in securities issued by a particular state and its instrumentalities. As a result, the Fund is more vulnerable to unfavorable developments in such state than funds that invest in municipal securities of many different states. The value of its shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states. In addition, a municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

6

Columbia North Carolina Intermediate Municipal Bond Fund

Derivatives Risk – The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential difficulty or inability to terminate or sell its derivative positions, as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia North Carolina Intermediate Municipal Bond Fund

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia North Carolina Intermediate Municipal Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Lehman Brothers Quality Intermediate Municipal Index. The Lehman Brothers Quality Intermediate Municipal Index consists of issues rated A3 or higher by Moody’s Investors Service, Inc. with maturities between two and 11 years. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years(a)
Class Z shares returns before taxes	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
Lehman Brothers Quality Intermediate Municipal Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)	The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Fund’s Class Z shares is [ ]. The return for the index shown is from [ ].

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

9

Columbia North Carolina Intermediate Municipal Bond Fund

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

10

Columbia North Carolina Intermediate Municipal Bond Fund

Shareholder Fees (paid directly from your investment)
Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Class Z Shares
Management fees (b)	[	]%
Other expenses (c)	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (d)	[	]%
Total net expenses (e)	[	]%

(a)
(b)
(c)
(d)
(e)

11

Columbia North Carolina Intermediate Municipal Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia North Carolina Intermediate Municipal Bond Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current. The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $[ ] billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [            ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

14

Management of the Fund

Portfolio Managers

The Advisor’s Value Strategies Team is the portfolio management team responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio managers on the Value Strategies Team that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Maureen G. Newman

Service with the Fund since April 2007

Investment management experience since 1985

Columbia Management associated since May 1996.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets
Columbia North Carolina Intermediate Municipal Bond Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action-Mehta v. AIG Sun America Life Assurance Company-involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

17

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares

Eligible Investors and Minimum Initial Investments	Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Conversion Features	none

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

20

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV =	- (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

21

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

22

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

23

Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

24

Buying, Selling and Exchanging Shares

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

25

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, telephone or online.

Buying Shares

Eligible Investors

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

26

Buying, Selling and Exchanging Shares

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

27

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

28

Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply. For example, you may be able to exchange your Class Z shares of the Fund for Class A shares of another Columbia Fund if that other Fund does not offer Class Z shares.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

29

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

30

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

•

Distributions that come from the Fund’s tax-exempt interest income are generally free from federal income tax. These distributions generally are not subject to state individual income tax if the Fund invests primarily in securities from that state or its subdivisions. You may, however, be subject to other state and local taxes on these distributions. A portion of these distributions may also be subject to alternative minimum taxes.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

31

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia North Carolina Intermediate Municipal Bond Fund – Class Z Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)

(b)

(c)

32

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia North Carolina Intermediate Municipal Bond Fund – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)

1

2

3

4

5

6

7

8

9

10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

33

Columbia North Carolina Intermediate Municipal Bond Fund

For More Information

You’ll find more information about Columbia North Carolina Intermediate Municipal Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

34

Columbia Management®

Columbia Funds

Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia South Carolina Intermediate Municipal Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia South Carolina Intermediate Municipal Bond Fund (the Fund), which is one of the municipal income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Fund’s various share classes.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia South Carolina Intermediate Municipal Bond Fund

FUNDimensions ™

Columbia South Carolina Intermediate Municipal Bond Fund

Investment Objective:	Current income exempt from federal income tax and South Carolina individual income tax, consistent with moderate fluctuation of principal
Investment Style:
Benchmark:	Lehman Brothers Quality Intermediate Municipal Index

Ticker Symbols:	Class A: NSCIX Class B: NISCX Class C: NSICX

Principal Risks:	Management risk

Market risk

State-specific municipal securities risk

Municipal securities risk

Interest rate risk

Credit risk

Derivatives risk

Changing distribution levels

FUNDamentals ™

Municipal Income Funds

Municipal income funds invest primarily in municipal fixed income securities that have the potential to earn income that is generally free from income tax. State municipal income funds invest most of their assets in securities issued by one state and its public authorities and local governments, and are generally intended for residents of that state.

Investment Objective

The Fund seeks current income exempt from federal income tax and South Carolina individual income tax, consistent with moderate fluctuation of principal.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax) and South Carolina individual income tax. These securities are issued by or on behalf of the State of South Carolina, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers. The Fund normally will invest at least 80% of total assets in investment grade municipal securities. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.

The Fund may invest up to 10% of total assets in below investment grade securities. The Fund may invest in derivatives, including futures, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns, to hedge some of its investments in debt securities or as a substitute for a position in an underlying asset.

5

Columbia South Carolina Intermediate Municipal Bond Fund

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

State-Specific Municipal Securities Risk – The Fund invests in securities issued by a particular state and its instrumentalities. As a result, the Fund is more vulnerable to unfavorable developments in such state than funds that invest in municipal securities of many different states. The value of its shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states. In addition, a municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

6

Columbia South Carolina Intermediate Municipal Bond Fund

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Derivatives Risk – The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential difficulty or inability to terminate or sell its derivative positions, as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

7

Columbia South Carolina Intermediate Municipal Bond Fund

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia South Carolina Intermediate Municipal Bond Fund

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia South Carolina Intermediate Municipal Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Lehman Brothers Quality Intermediate Municipal Index. The Lehman Brothers Quality Intermediate Municipal Index consists of issues rated A3 or higher by Moody’s Investors Service, Inc. with maturities between two and 11 years. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years (a)
Class A shares returns before taxes	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
Class B shares returns before taxes	[	]%	[	]%	[	]%
Class C shares returns before taxes	[	]%	[	]%	[	]%
Lehman Brothers Quality Intermediate Municipal Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B and Class C shares are [            ], [            ] and [            ], respectively. The return for the index shown is from [            ].

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

10

Columbia South Carolina Intermediate Municipal Bond Fund

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

11

Columbia South Carolina Intermediate Municipal Bond Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[	]%	[	]%	[	]%
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[	]%(a)	[	]%(b)	[	]%(c)

Annual Fund Operating Expenses (e) (deducted from the Fund’s assets)

	Class A Shares		Class B Shares		Class C Shares
Management fees (f)	[	]%	[	]%	[	]%
Distribution and service fees	[	]%	[	]%	[	]%
Other expenses (g)	[	]%	[	]%	[	]%
Total annual Fund operating expenses	[	]%	[	]%	[	]%
Fee waivers and/or reimbursements (h)	[	]%	[	]%	[	]%
Total net expenses (i)	[	]%	[	]%	[	]%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and sell them within one year of buying them. See Choosing a Share Class for details.
(b)	This charge decreases over time. See Choosing a Share Class for details.
(c)	This charge applies to investors who buy Class C shares and sell them within one year of buying them. See Choosing a Share Class for details.
(d)
(e)
(f)
(g)
(h)
(i)

12

Columbia South Carolina Intermediate Municipal Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B or Class C shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year,

•	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia South Carolina Intermediate Municipal Bond Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment

Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current. The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $[ ] billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

15

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Maureen G. Newman

Service with the Fund since April 2007

Investment management experience since 1985

Columbia Management associated since May 1996.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia South Carolina Intermediate Municipal Bond Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v. AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

18

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this Prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.

Investment Limits	none	up to $50,000 (based on aggregate account value) (b)	up to $1,000,000 (per transaction)

Front-End Sales Charges	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase

Conversion Features	none	convert to Class A shares eight years after purchase	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.
(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $49,999. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $49,999 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to the front-end sales charge that generally applies to Class A shares.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution (Rule 12b-1) and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought (a)	Sales charge as a % of the offering price (b)	Sales charge as a % of the net amount invested (b)	Amount retained or paid by selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00	%(c)(d)

(a)	Purchase amounts are aggregated among all Columbia Funds for purposes of this table.
(b)

Because the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases of $0 up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed when a CDSC is deducted if the shares are sold within twelve months from the time they were bought.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $2,999,999, including those in amounts of less than $1 million that are coded as commission eligible trades.

FUNDamentals ™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

21

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you sell those shares within one year of buying them.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you sell them within one year of buying them.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested dividends.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee based program.

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares of up to 5.75% of the offering price per share. The commission is paid by reducing the amount of your investment in the Fund by the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999 (a)	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

(a)	For certain group retirement plans, selling and/or servicing agents will receive a 1.00% commission from the Distributor on all purchases of less than $3 million.

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B and Class C shares, but you may pay a CDSC when you sell your Class B or Class C shares.

The CDSC on Class B and Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

22

Choosing a Share Class

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

23

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. The first breakpoint discount will be applied when your total purchases reach $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals ™

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

•	individual accounts,

•	joint accounts,

•	certain IRA accounts,

•	certain health savings accounts,

•	certain trusts, and

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

24

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into other Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid the application of a CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan and in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

25

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class A	—	—	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

26

Choosing a Share Class

Financial Intermediary Compensation
The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

27

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

28

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

29

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we

30

Buying, Selling and Exchanging Shares

believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

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Buying, Selling and Exchanging Shares

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

32

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

•	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

33

Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

34

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

•	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. The rules described below for making exchanges apply to systematic exchanges.

35

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

36

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

•

Distributions that come from the Fund’s tax-exempt interest income are generally free from federal income tax. These distributions generally are not subject to state individual income tax if the Fund invests primarily in securities from that state or its subdivisions. You may, however, be subject to other state and local taxes on these distributions. A portion of these distributions may also be subject to alternative minimum taxes.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

37

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia South Carolina Intermediate Municipal Bond Fund – Class A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period

Total Return (b)

Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

38

Financial Highlights

Columbia South Carolina Intermediate Municipal Bond Fund – Class B Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period

Total Return (b)

Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

39

Financial Highlights

Columbia South Carolina Intermediate Municipal Bond Fund – Class C Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period

Total Return (b)

Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

40

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia South Carolina Intermediate Municipal Bond Fund – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

41

Hypothetical Fees and Expenses

Columbia South Carolina Intermediate Municipal Bond Fund – Class B Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia South Carolina Intermediate Municipal Bond Fund – Class C Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

42

Columbia South Carolina Intermediate Municipal Bond Fund

For More Information

You’ll find more information about Columbia South Carolina Intermediate Municipal Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia South Carolina Intermediate Municipal Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia South Carolina Intermediate Municipal Bond Fund (the Fund), which is one of the municipal income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class Z shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

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Columbia South Carolina Intermediate Municipal Bond Fund

FUNDimensions ™

Columbia South Carolina Intermediate Municipal Bond Fund

Investment Objective:	Current income exempt from federal income tax and South Carolina individual income tax, consistent with moderate fluctuation of principal

Investment Style:

Benchmark:	Lehman Brothers Quality Intermediate Municipal Index

Ticker Symbols:	Class Z: NSCMX

Principal Risks:	Management risk

Market risk

State-specific municipal securities risk

Municipal securities risk

Interest rate risk

Credit risk

Derivatives risk

Changing distribution levels

FUNDamentals ™

Municipal Income Funds

Municipal income funds invest primarily in municipal fixed income securities that have the potential to earn income that is generally free from income tax. State municipal income funds invest most of their assets in securities issued by one state and its public authorities and local governments, and are generally intended for residents of that state.

Investment Objective

The Fund seeks current income exempt from federal income tax and South Carolina individual income tax, consistent with moderate fluctuation of principal.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax) and South Carolina individual income tax. These securities are issued by or on behalf of the State of South Carolina, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers. The Fund normally will invest at least 80% of total assets in investment grade municipal securities. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.

The Fund may invest up to 10% of total assets in below investment grade securities. The Fund may invest in derivatives, including futures, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns, to hedge some of its investments in debt securities or as a substitute for a position in an underlying asset.

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Columbia South Carolina Intermediate Municipal Bond Fund

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

State-Specific Municipal Securities Risk – The Fund invests in securities issued by a particular state and its instrumentalities. As a result, the Fund is more vulnerable to unfavorable developments in such state than funds that invest in municipal securities of many different states. The value of its shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states. In addition, a municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

6

Columbia South Carolina Intermediate Municipal Bond Fund

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Derivatives Risk – The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential difficulty or inability to terminate or sell its derivative positions, as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

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Columbia South Carolina Intermediate Municipal Bond Fund

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

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Columbia South Carolina Intermediate Municipal Bond Fund

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia South Carolina Intermediate Municipal Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Lehman Brothers Quality Intermediate Municipal Index. The Lehman Brothers Quality Intermediate Municipal Index consists of issues rated A3 or higher by Moody’s Investors Service, Inc. with maturities between two and 11 years. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years(a)
Class Z shares returns before taxes	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
Lehman Brothers Quality Intermediate Municipal Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)	The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Fund’s Class Z shares is [ ]. The return for the index shown is from [ ].

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

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Columbia South Carolina Intermediate Municipal Bond Fund

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

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Columbia South Carolina Intermediate Municipal Bond Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Class Z Shares
Management fees (b)	[	]%
Other expenses (c)	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (d)	[	]%
Total net expenses (e)	[	]%

(a)
(b)
(c)
(d)
(e)

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Columbia South Carolina Intermediate Municipal Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia South Carolina Intermediate Municipal Bond Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $[    ] billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

15

Management of the Fund

Portfolio Managers

The Advisor’s Value Strategies Team is the portfolio management team responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio managers on the Value Strategies Team that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Maureen G. Newman

Service with the Fund since April 2007

Investment management experience since 1985

Columbia Management associated since May 1996.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia South Carolina Intermediate Municipal Bond Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

18

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Conversion Features	none

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

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About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

21

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

22

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

23

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

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Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

25

Buying, Selling and Exchanging Shares

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, telephone or online.

Buying Shares

Eligible Investors

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

27

Buying, Selling and Exchanging Shares

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

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Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

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Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply. For example, you may be able to exchange your Class Z shares of the Fund for Class A shares of another Columbia Fund if that other Fund does not offer Class Z shares.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

31

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

•

Distributions that come from the Fund’s tax-exempt interest income are generally free from federal income tax. These distributions generally are not subject to state individual income tax if the Fund invests primarily in securities from that state or its subdivisions. You may, however, be subject to other state and local taxes on these distributions. A portion of these distributions may also be subject to alternative minimum taxes.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

32

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia South Carolina Intermediate Municipal Bond Fund – Class Z Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

33

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia South Carolina Intermediate Municipal Bond Fund – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

34

Columbia South Carolina Intermediate Municipal Bond Fund

For More Information

You’ll find more information about Columbia South Carolina Intermediate Municipal Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

35

Columbia Management®

Columbia Funds

Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Virginia Intermediate Municipal Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Virginia Intermediate Municipal Bond Fund (the Fund), which is one of the municipal income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Fund’s various share classes.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Virginia Intermediate Municipal Bond Fund

FUNDimensions ™

Columbia Virginia Intermediate Municipal Bond Fund

Investment Objective:	Current income exempt from federal income tax and Virginia individual income tax, consistent with moderate fluctuation of principal

Investment Style:

Benchmark:	Lehman Brothers Quality Intermediate Municipal Index

Ticker Symbols:	Class A: NVAFX Class B: NVANX Class C: NVRCX

Principal Risks:	Management risk

Market risk

State-specific municipal securities risk

Municipal securities risk

Interest rate risk

Credit risk

Derivatives risk

Changing distribution levels risk

FUNDamentals ™

Municipal Income Funds

Municipal income funds invest primarily in municipal fixed income securities that have the potential to earn income that is generally free from income tax. State municipal income funds invest most of their assets in securities issued by one state and its public authorities and local governments, and are generally intended for residents of that state.

Investment Objective

The Fund seeks current income exempt from federal income tax and Virginia individual income tax, consistent with moderate fluctuation of principal.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax) and Virginia individual income tax. These securities are issued by or on behalf of the Commonwealth of Virginia, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers. The Fund normally will invest at least 80% of total assets in investment grade municipal securities. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.

The Fund may invest up to 10% of total assets in below investment grade securities. The Fund may invest in derivatives, including futures, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns, to hedge some of its investments in debt securities or as a substitute for a position in an underlying asset.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

5

Columbia Virginia Intermediate Municipal Bond Fund

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

State-Specific Municipal Securities Risk – The Fund invests in securities issued by a particular state and its instrumentalities. As a result, the Fund is more vulnerable to unfavorable developments in such state than funds that invest in municipal securities of many different states. The value of its shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states. In addition, a municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

6

Columbia Virginia Intermediate Municipal Bond Fund

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Derivatives Risk – The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential difficulty or inability to terminate or sell its derivative positions, as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective

7

Columbia Virginia Intermediate Municipal Bond Fund

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Virginia Intermediate Municipal Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Lehman Brothers Quality Intermediate Municipal Index. The Lehman Brothers Quality Intermediate Municipal Index consists of issues rated A3 or higher by Moody’s Investors Service, Inc. with maturities between two and 11 years. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years (a)
Class A shares returns before taxes	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
Class B shares returns before taxes	[	]%	[	]%	[	]%
Class C shares returns before taxes	[	]%	[	]%	[	]%
Lehman Brothers Quality Intermediate Municipal Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B and Class C shares are [            ], [            ] and [            ], respectively. The return for the index shown is from [            ].

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

9

Columbia Virginia Intermediate Municipal Bond Fund

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

10

Columbia Virginia Intermediate Municipal Bond Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[	]%	[	]%	[	]%
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[	]%(a)	[	]% (b)	[	]% (c)

Annual Fund Operating Expenses (e) (deducted from the Fund’s assets)

	Class A Shares		Class B Shares		Class C Shares
Management fees (f)	[	]%	[	]%	[	]%
Distribution and service fees	[	]%	[	]%	[	]%
Other expenses (g)	[	]%	[	]%	[	]%
Total annual Fund operating expenses	[	]%	[	]%	[	]%
Fee waivers and/or reimbursements (h)	[	]%	[	]%	[	]%
Total net expenses (i)	[	]%	[	]%	[	]%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and sell them within one year of buying them. See Choosing a Share Class for details.
(b)	This charge decreases over time. See Choosing a Share Class for details.
(c)	This charge applies to investors who buy Class C shares and sell them within one year of buying them. See Choosing a Share Class for details.
(d)
(e)
(f)
(g)
(h)
(i)

11

Columbia Virginia Intermediate Municipal Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B or Class C shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year,

•	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Virginia Intermediate Municipal Bond Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $[    ] billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

14

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Kimberly A. Campbell

Service with the Fund since April 2007

Investment management experience since 1980

Columbia Management associated since June 1995.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Virginia Intermediate Municipal Bond Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

17

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this Prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.

Investment Limits	none	up to $50,000 (based on aggregate account value) (b)	up to $1,000,000 (per transaction)

Front-End Sales Charges	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase

Conversion Features	none	convert to Class A shares eight years after purchase	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.
(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $49,999. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $49,999 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to the front-end sales charge that generally applies to Class A shares.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution (Rule 12b-1) and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought (a)	Sales charge as a % of the offering price (b)	Sales charge as a % of the net amount invested (b)	Amount retained or paid by selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00	%(c)(d)

(a)	Purchase amounts are aggregated among all Columbia Funds for purposes of this table.
(b)

Because the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases of $0 up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed when a CDSC is deducted if the shares are sold within twelve months from the time they were bought.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $2,999,999, including those in amounts of less than $1 million that are coded as commission eligible trades.

FUNDamentals ™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

20

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you sell those shares within one year of buying them.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you sell them within one year of buying them.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested dividends.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee based program.

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares of up to 5.75% of the offering price per share. The commission is paid by reducing the amount of your investment in the Fund by the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999 (a)	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

(a)	For certain group retirement plans, selling and/or servicing agents will receive a 1.00% commission from the Distributor on all purchases of less than $3 million.

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B and Class C shares, but you may pay a CDSC when you sell your Class B or Class C shares.

The CDSC on Class B and Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

21

Choosing a Share Class

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

22

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. The first breakpoint discount will be applied when your total purchases reach $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals ™

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

•	individual accounts,

•	joint accounts,

•	certain IRA accounts,

•	certain health savings accounts,

•	certain trusts, and

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

23

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into other Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid the application of a CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan and in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

24

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class A	—	—	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

25

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

26

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

27

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

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Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we

29

Buying, Selling and Exchanging Shares

believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

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Buying, Selling and Exchanging Shares

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

•	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

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Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

33

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

•	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. The rules described below for making exchanges apply to systematic exchanges.

34

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

35

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

•

Distributions that come from the Fund’s tax-exempt interest income are generally free from federal income tax. These distributions generally are not subject to state individual income tax if the Fund invests primarily in securities from that state or its subdivisions. You may, however, be subject to other state and local taxes on these distributions. A portion of these distributions may also be subject to alternative minimum taxes.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

36

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Virginia Intermediate Municipal Bond Fund – Class A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

37

Financial Highlights

Columbia Virginia Intermediate Municipal Bond Fund – Class B Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

38

Financial Highlights

Columbia Virginia Intermediate Municipal Bond Fund – Class C Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

39

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Virginia Intermediate Municipal Bond Fund – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

40

Hypothetical Fees and Expenses

Columbia Virginia Intermediate Municipal Bond Fund – Class B Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Virginia Intermediate Municipal Bond Fund – Class C Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

41

Columbia Virginia Intermediate Municipal Bond Fund

For More Information

You’ll find more information about Columbia Virginia Intermediate Municipal Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Virginia Intermediate Municipal Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Virginia Intermediate Municipal Bond Fund (the Fund), which is one of the municipal income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class Z shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Virginia Intermediate Municipal Bond Fund

FUNDimensions™ Columbia Virginia Intermediate Municipal Bond Fund

Investment Objective:	Current income exempt from federal income tax and Virginia individual income tax, consistent with moderate fluctuation of principal

Investment Style:

Benchmark:	Lehman Brothers Quality Intermediate Municipal Index

Ticker Symbols:	Class Z: NVABX

Principal Risks:	Management risk
Market risk State-specific municipal securities risk Municipal securities risk Interest rate risk Credit risk Derivatives risk Changing distribution levels risk

FUNDamentals ™

Municipal Income Funds

Municipal income funds invest primarily in municipal debt securities that have the potential to earn income that is generally free from income tax. State municipal income funds invest most of their assets in securities issued by one state and its public authorities and local governments, and are generally intended for residents of that state.

Investment Objective
The Fund seeks current income exempt from federal income tax and Virginia individual income tax, consistent with moderate fluctuation of principal.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax) and Virginia individual income tax. These securities are issued by or on behalf of the Commonwealth of Virginia, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers. The Fund normally will invest at least 80% of total assets in investment grade municipal securities. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.

The Fund may invest up to 10% of total assets in below investment grade securities. The Fund may invest in derivatives, including futures, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns, to hedge some of its investments in debt securities or as a substitute for a position in an underlying asset.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

5

Columbia Virginia Intermediate Municipal Bond Fund

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

State-Specific Municipal Securities Risk – The Fund invests in securities issued by a particular state and its instrumentalities. As a result, the Fund is more vulnerable to unfavorable developments in such state than funds that invest in municipal securities of many different states. The value of its shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states. In addition, a municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

6

Columbia Virginia Intermediate Municipal Bond Fund

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Derivatives Risk – The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential difficulty or inability to terminate or sell its derivative positions, as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Virginia Intermediate Municipal Bond Fund

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses

8

Columbia Virginia Intermediate Municipal Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Lehman Brothers Quality Intermediate Municipal Index. The Lehman Brothers Quality Intermediate Municipal Index consists of issues rated A3 or higher by Moody’s Investors Service, Inc. with maturities between two and 11 years. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years(a)
Class Z shares returns before taxes	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
Lehman Brothers Quality Intermediate Municipal Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)	The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Fund’s Class Z shares is [ ]. The return for the index shown is from [ ].

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

9

Columbia Virginia Intermediate Municipal Bond Fund

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

10

Columbia Virginia Intermediate Municipal Bond Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Class Z Shares
Management fees (b)	[	]%
Other expenses (c)	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (d)	[	]%
Total net expenses (e)	[	]%

(a)
(b)
(c)
(d)
(e)

11

Columbia Virginia Intermediate Municipal Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Virginia Intermediate Municipal Bond Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $[ ] billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ] % of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

14

Management of the Fund

Portfolio Managers

The Advisor’s Value Strategies Team is the portfolio management team responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio managers on the Value Strategies Team that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Kimberly A. Campbell

Service with the Fund since April 2007

Investment management experience since 1980

Columbia Management associated since June 1995.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Virginia Intermediate Municipal Bond Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

17

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Conversion Features	none

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

20

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

21

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

22

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

23

Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

24

Buying, Selling and Exchanging Shares

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

25

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, telephone or online.

Buying Shares

Eligible Investors

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

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Buying, Selling and Exchanging Shares

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

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Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges
You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

28

Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply. For example, you may be able to exchange your Class Z shares of the Fund for Class A shares of another Columbia Fund if that other Fund does not offer Class Z shares.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

30

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

•

Distributions that come from the Fund’s tax-exempt interest income are generally free from federal income tax. These distributions generally are not subject to state individual income tax if the Fund invests primarily in securities from that state or its subdivisions. You may, however, be subject to other state and local taxes on these distributions. A portion of these distributions may also be subject to alternative minimum taxes.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Virginia Intermediate Municipal Bond Fund – Class Z Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Virginia Intermediate Municipal Bond Fund – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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Columbia Virginia Intermediate Municipal Bond Fund

For More Information

You’ll find more information about Columbia Virginia Intermediate Municipal Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

34

Columbia Management®

Columbia Funds

Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Corporate Bond Portfolio

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Portfolio Shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Portfolio Shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Portfolio and may be compensated or incented in connection with the sale of Portfolio Shares. The Portfolio may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE PORTFOLIO INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Corporate Bond Portfolio (the Portfolio), which is one of the Fixed Income Sector Portfolios in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Portfolio in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Portfolio, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Portfolio’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Portfolio’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Portfolio’s Shares.

Later sections of the Prospectus talk about the details of investing in the Portfolio, including:

•	how to buy and sell Shares of the Portfolio, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Portfolio’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Portfolio.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Portfolio’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Portfolio in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Portfolio’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Portfolio is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Portfolio’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Portfolio’s distributor (the Distributor). Columbia Management Services, Inc. is the Portfolio’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Portfolio, but retains general investment management responsibility for the Portfolio, subject to oversight by the Portfolio’s Board of Trustees (the Board).

The Portfolio, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Portfolio and any other Columbia Fund carefully before investing.

4

Corporate Bond Portfolio

FUNDimensions ™

Corporate Bond Portfolio

Investment Objective:	Total return, consisting of current income and capital appreciation

Investment Style:	Fixed Income Sector Portfolio

Benchmark:	Lehman Brothers U.S. Credit Index

Ticker Symbols:	Shares:

Principal Risks:

Management risk

Market risk

Interest rate risk

U.S. Government obligations risk

Mortgage- and other asset-backed securities risk

Structure risk

Credit risk

Municipal securities risk

Foreign securities risk

Convertible securities risk

Issuer risk

Reinvestment risk

Liquidity risk

Derivatives risk

Changing distribution levels risk

Investing in a Columbia or Columbia-affiliated Fund risk

FUNDamentals ™

Government and Corporate Income Funds

Government and corporate income funds invest primarily in debt securities that may be issued by governments, companies or special purpose entities. Debt securities pay interest at a specified rate on a specified date or dates, and the principal is paid when the security reaches maturity. Prices of debt securities may appreciate as interest rates fall but may lose value as interest rates rise.

Government and corporate income funds may be a suitable investment for you if you:

•	are looking for a regular stream of income, and

•	are prepared to bear the interest rate risks associated with investments in debt securities.

Investment Objective

The Portfolio seeks total return, consisting of current income and capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Portfolio will invest at least 80% of net assets in corporate debt securities (rated BBB or better by Standard & Poor’s (S&P)), including asset-backed securities and dollar denominated foreign securities. The Portfolio may invest up to 20% of net assets in U.S. Treasury obligations or other U.S. Government obligations, preferred stocks and convertible securities. Under normal circumstances, the Portfolio’s dollar-weighted average effective maturity will be between five and fifteen years and its duration will be between four and seven years.

The Portfolio may invest in derivatives, including futures, options, swap contracts and other derivative instruments. The Portfolio may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns, to hedge some of the risks of its investments in debt securities or as a substitute for a position in an underlying asset. The Portfolio also may invest in private placements to seek to enhance its yield.

The Fund also may participate in mortgage dollar rolls up to the amount of allowable investments in mortgage-backed securities and limited to the Fund’s then current position in mortgage-backed securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Portfolio’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Portfolio’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Portfolio, evaluates a security based on its potential to generate income and/or capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its coupon, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; or for other reasons.

The Portfolio’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Corporate Bond Portfolio

FUNDamentals ™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

Principal Risks

Management Risk – The Portfolio is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Portfolio to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Portfolio is subject to market risk, which refers to the possibility that the market values of securities that the Portfolio holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Portfolio. Accordingly, an investment in the Portfolio could lose money over short or even long periods. The market values of the securities the Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Interest Rate Risk – The Portfolio invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Portfolio receives from it but will affect the value of the Portfolio’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

U.S. Government Obligations Risk – The Portfolio invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Mortgage- and Other Asset-Backed Securities Risk – The Portfolio invests in asset-backed securities, which are interests in, or debt instruments that are backed by, pools of various types of receivables such as credit card, auto, student and home equity loans. The value of the Portfolio’s asset-backed securities may be affected by, among other things, changes in: interest rates, information concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements. The Portfolio also invests in mortgage-backed securities, which are a type of asset-backed security specifically representing interests in, or debt instruments that are backed by, pools of mortgages in which monthly payments made by the individual borrowers on the underlying mortgage loans of both interest and principal (net of fees paid to the issuer or guarantor of the securities) are in effect, “passed through” to the owners of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or by its agencies or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Mortgage-backed securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements such as pool insurance, guarantees issued by governmental entities, a letter of credit from a bank or senior/subordinated structures. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. Most asset-backed securities have prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates. A decline in interest rates may lead to a faster rate of repayment on these securities, causing the Portfolio to then have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage- and asset-backed securities may be difficult to predict and result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities because of lower than expected prepayment rates, making them more volatile and more sensitive to changes in interest rates.

6

Corporate Bond Portfolio

Structure Risk – The Portfolio is subject to structure risk, which is the risk that an event might occur (such as a security being prepaid or called) that alters the timing and magnitude of cash flows from a security held by the Portfolio.

Credit Risk – The Portfolio is subject to credit risk, which applies to most debt securities. The Portfolio could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Municipal Securities Risk – The Portfolio invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.

Foreign Securities Risk – The Portfolio invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Portfolio may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Portfolio may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

Convertible Securities Risk – The Portfolio invests in convertible securities, which are bonds, debentures, notes, preferred stocks or other securities that can be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security may only be redeemed or converted after a particular date and under certain circumstances (including a specified price) established upon issue. The market value of a convertible security tends to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company.

Issuer Risk – The Portfolio is subject to issuer risk because it invests in debt securities issued or supported by private entities. Changes in the financial condition of the issuer of a security, in general economic conditions, or in other economic conditions and factors that affect the issuer could impact the issuer’s actual or perceived willingness or ability to make timely interest or principal payments. This could result in a decrease in the value of the security and a decrease in income.

Reinvestment Risk – The Portfolio is subject to reinvestment risk because it invests in debt securities. Income from the Portfolio’s debt securities portfolio will decline if and when the Portfolio invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund’s portfolio.

Liquidity Risk – The Fund invests in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price. An example of illiquid securities is certain types of “restricted securities,” which are not registered under U.S. securities laws and, accordingly, cannot be sold in public transactions because of SEC regulations.

Derivatives Risk – The Portfolio uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Portfolio’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Portfolio uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Portfolio. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Portfolio’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Portfolio to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Portfolio’s potential difficulty or inability to terminate or sell its derivative positions, as a liquid secondary market for such positions may not always exist at times when the Portfolio may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Portfolio may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

Changing Distribution Levels Risk – The Portfolio’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Portfolio holds. The Portfolio may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Investing in a Columbia or Columbia-Affiliated Fund Risk – The Portfolio invests in a Columbia or Columbia-affiliated Fund. The Advisor has authority to change the Funds in which the Portfolio invests or to change the percentage allocations among the Funds. Because different Funds pay management fees to the Advisor or its affiliates, which may vary among the Funds, the Advisor may have a conflict of interest selecting the Funds or determining the relative percentage allocations among them.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolio. Additional risks are associated with other permissible investments of the Portfolio that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolio will achieve its investment objective.

7

Corporate Bond Portfolio

Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Portfolio’s Shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

8

Corporate Bond Portfolio

Average Annual Total Return as of December 31, 2006

The table below shows the Portfolio’s Shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio Shares. The table compares the Portfolio’s returns for each period with those of the Lehman Brothers U.S. Credit Index, an unmanaged index of investment grade securities and debentures. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		Since Inception(a)
Shares returns before taxes	[	]%	[	]%
Shares returns after taxes on distributions	[	]%	[	]%
Shares returns after taxes on distributions and sale of Portfolio Shares	[	]%	[	]%
Lehman Brothers U.S. Credit Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%

(a)

The Portfolio’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Portfolio’s Shares is August 30, 2002. The return for the index shown is from August 30, 2002.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

9

Corporate Bond Portfolio

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. This table reflects the fact that no fees or expenses are charged to the Portfolio. Participants in the wrap fee programs eligible to invest in the Portfolio pay an asset-based fee, which is negotiable, for investment services, brokerage services and investment consultation. Consult the wrap program documents for information regarding fees charged. The Portfolio may incur significant transaction costs that are in addition to the wrap fees paid to the program sponsor discussed in the fee table. Additional hypothetical fee and expense information relating to Shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Portfolio Expenses

In general, there are two kinds of portfolio expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Portfolio’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolio – Primary Service Providers for more information.

•

any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide, including affiliates of Bank of America.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio Shares for sale and the printing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Portfolio after any fee waivers or expense limitations, and are expressed as a percentage of the Portfolio’s average net assets.

The Portfolio may incur significant transaction costs in addition to the annual Portfolio operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Portfolio in Additional Investment Strategies and Policies.

10

Corporate Bond Portfolio

Shareholder Fees (paid directly from your investment)

Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A

Annual Portfolio Operating Expenses (a) (deducted from the Portfolio’s assets)

Shares
Management fees (b)	[	]%
Other expenses (c)	[	]%
Total annual Portfolio operating expenses	[	]%

(a)
(b)
(c)

11

Corporate Bond Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Shares of the Portfolio,

•	you sell all of your Shares at the end of those periods,

•	you reinvest all dividends and distributions in the Portfolio,

•	your investment has a 5% return each year, and

•	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Portfolio Operating Expenses table above expire on [                    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year		3 years		5 years		10 years
Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Remember this is an example only. It should not be considered to be representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

12

Corporate Bond Portfolio

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Portfolio may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Portfolio.

Changing the Portfolio’s Investment Objective and Policies

The Portfolio’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Portfolio may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Portfolio may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Portfolio may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Portfolio for services provided directly.

Lending Securities

The Portfolio may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Portfolio portfolio securities is available in the SAI.

Investing Defensively

The Portfolio may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Portfolio may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Portfolio’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your Portfolio Shares are held through a financial intermediary, contact them directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Portfolio generally buys securities for capital appreciation, investment income or both. However, the Portfolio may sell securities regardless of how long they’ve been held. You’ll find the Portfolio’s historical portfolio turnover rates in the Financial Highlights.

13

Management of the Portfolio

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Portfolio and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $[    ] billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Portfolio, determining what securities and other investments the Portfolio should buy or sell and executing the Portfolio’s portfolio transactions. While the Advisor is responsible for the investment management of the Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Portfolio’s investments.

The Portfolio pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Portfolio and is paid monthly. For the Portfolio’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Portfolio amounted to [    ]% of average daily net assets of the Portfolio.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Portfolio’s annual report to shareholders for the fiscal year ended March 31.

14

Management of the Portfolio

Portfolio Managers

Information about the Advisor’s portfolio managers that are primarily responsible for overseeing the Portfolio’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolio.

Carl Pappo

Service with the Portfolio since November 2006

Investment management experience since [    ]

Columbia Management associated since January 1993.

The Distributor

Shares of the Portfolio are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Portfolio, including the general supervision of the Portfolio’s operations, coordination of the Portfolio’s service providers, and the provision of office facilities and related clerical and administrative services.

The Portfolio pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Portfolio’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Corporate Bond Portfolio	[ ]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Portfolio pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Portfolio’s behalf.

15

Management of the Portfolio

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Portfolio – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Portfolio for which they are compensated. Bank of America and its affiliates also may provide other services to the Portfolio and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Portfolio. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Portfolio.

Conflicts of interest and limitations that could affect the Portfolio may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Portfolio and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Portfolio and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Portfolio and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Portfolio invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Portfolio.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Portfolio and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Portfolio (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Portfolio

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

17

Management of the Portfolio

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

About the Portfolio’s Shares

Description of the Share Class

Share Class Features

The Portfolio offers its only class of shares in this Prospectus. This share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Portfolio’s Shares.

Shares
Eligible Investors and Minimum Initial Investments (a)	Shares of the Portfolio are available only to certain eligible investors. Eligible investors are not subject to any minimum initial investment requirements.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Conversion Features	none

(a)	See Buying and Selling Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

About the Portfolio’s Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds, including the Portfolio. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Portfolio to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Portfolio will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Portfolio. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Portfolio or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

20

Buying and Selling Shares

Share Price Determination

The price you pay or receive when you buy or sell Shares of the Portfolio is the Portfolio’s next determined net asset value (or NAV) per share. The Portfolio calculates the net asset value per share for its Shares at the end of each business day.

FUNDamentals ™

NAV Calculation

The Portfolio’s share class calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Portfolio’s Shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Portfolio. The Portfolio uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Portfolio will base the price of the security held by the Portfolio on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Portfolio may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Portfolio’s share price is calculated. Foreign exchanges typically close before the time at which Portfolio share prices are calculated, and may be closed altogether on some days the Portfolio is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Portfolio uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Portfolio Shares. However, when the Portfolio uses fair valuation to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Portfolio’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Portfolio’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Portfolio has retained an independent fair valuation pricing service to assist in the fair valuation process for Portfolios that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Portfolio could change on days when Portfolio Shares cannot be bought or sold.

21

Buying and Selling Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying and selling Portfolio Shares, which may be different from those described here, and about its related programs or services.

Also remember that the Portfolio may refuse any order to buy Portfolio Shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy or sell the Portfolio’s Shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying and Selling Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Portfolio’s net asset value is not calculated and the Portfolio does not accept buy or sell requests. However, the value of the Portfolio’s assets may still be affected on such days to the extent that the Portfolio holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell Portfolio Shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Written Transactions

Once you have an account, you can communicate written buy and sell requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy and sell exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of Portfolio Shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of Portfolio Shares by check through the internet in any 30-day period if you qualify for internet orders.

22

Buying and Selling Shares

Customer Identification Program

Federal law requires the Portfolio to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Portfolio may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Portfolio is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Portfolio shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Cash Flows

The timing and magnitude of cash inflows from investors buying Portfolio shares could create large balances of uninvested cash such that the Portfolio may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Portfolio shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Portfolio’s performance to be adversely impacted.

In-Kind Distributions

The Portfolio reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Portfolio makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Portfolio does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Portfolio is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Portfolio Shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Portfolio discourages and does not accommodate excessive trading.

The Portfolio reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Portfolio may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Portfolio or its agents determine that accepting the order could interfere with efficient management of the Portfolio’s portfolio or is otherwise contrary to the Portfolio’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Portfolio detects that an investor has made either one “material round trip” in the Portfolio in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Portfolio followed by a sale or exchange out of the Portfolio. A “material” round trip is one that is deemed by the Portfolio to be material in terms of its amount or its potential detrimental impact on the Portfolio. Independent of this limit, the Portfolio may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Portfolio using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Portfolio retains the right to modify these restrictions at any time without prior notice to shareholders.

23

Buying and Selling Shares

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Portfolio takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Portfolio receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Portfolio’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Portfolio’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Portfolio seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Portfolio reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Portfolio’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Portfolio’s performance;

•	potential dilution of the value of the Portfolio’s Shares;

•

interference with the efficient management of the Portfolio’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Portfolio’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Portfolio significantly invests in foreign securities traded on markets that close before the Portfolio’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Portfolio’s valuation time that influence the value of foreign securities, investors may seek to trade Portfolio Shares in an effort to benefit from their understanding of the value of foreign securities as of the Portfolio’s valuation time. This is often referred to as price arbitrage. The Portfolio has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Portfolio believes to be the Portfolio’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Portfolio’s Shares held by other shareholders.

Similarly, to the extent that the Portfolio significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Portfolio’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Portfolio may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Portfolio Shares held by other shareholders.

24

Buying and Selling Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy and sell Portfolio Shares by contacting your financial advisor who will send your order to the Transfer Agent. As described above in Buying and Selling Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, telephone or online.

Buying Shares

Eligible Investors

Portfolio Shares are available only to certain eligible investors through certain wrap fee programs, certain other managed accounts and certain registered investment companies, including those sponsored or managed by Bank of America and certain of its affiliates.

Minimum Initial Investments

There is no minimum initial investment for the Portfolio’s Shares.

Minimum Additional Investments

There is no minimum additional investment for the Portfolio’s Shares.

Other Purchase Rules You Should Know

•	You buy Shares of the Portfolio at net asset value per share because no front-end sales charge applies to purchases of this share class.

•	Portfolio Shares bought are recorded on the books of the Portfolio. The Portfolio doesn’t issue certificates.

Selling Shares

When you sell your Portfolio Shares, the Portfolio is effectively buying them back from you. This is called a redemption.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your Portfolio Shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•

If you sell your Portfolio Shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your Portfolio Shares by check, Columbia Funds will hold the sale proceeds when you sell those Portfolio Shares for at least 10 days after the trade date of the purchase.

•	If you hold any Portfolio Shares in certificate form, you will not be able to sell those Portfolio Shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Portfolio can pay you in securities or other property rather than in cash when you sell your Portfolio Shares. See Buying and Selling Shares – Transaction Rules and Policies – In-Kind Distributions for details.

25

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Portfolio won’t have to pay any federal income tax. The Portfolio distributes any net realized capital gain at least once a year. Normally, the Portfolio will declare and pay distributions of net investment income on a monthly basis. The Portfolio may, however, declare and pay distributions of net investment income more frequently.

Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Portfolio generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your Portfolio Shares, you’ll normally receive any distribution that applies to those Portfolio Shares in cash within five business days after the sale was made.

The Portfolio will automatically reinvest distributions in Shares of the Portfolio unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional Shares of the Portfolio.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Portfolio may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

26

Distributions and Taxes

Taxes and Your Investment

The Portfolio will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Shares of the Portfolio.

•

Distributions of the Portfolio’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Portfolio’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Portfolio Shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Portfolio’s dividends received from certain U.S. and foreign corporations, as long as the Portfolio meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Portfolio Shares shortly before the Portfolio makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy Shares of a Portfolio that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Portfolio sells those securities and distributes the realized gain. This distribution is also subject to tax. The Portfolio has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale of Portfolio Shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) of Portfolio Shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your Shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Portfolio Shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Portfolio is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Portfolio Shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

27

Financial Highlights

The financial highlights table is designed to help you understand how the Portfolio has performed for the past five years, or if shorter, the Portfolio’s period of operations. Certain information reflects financial results for a single Portfolio Share. The total investment return line indicates how much an investment in the Portfolio would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Portfolio’s financial statements, is included in the Portfolio’s annual report. The independent registered public accounting firm’s report and the Portfolio’s financial statements are also incorporated by reference into the SAI.

Corporate Bond Portfolio – Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

28

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Portfolio, including investment advisory fees and other Portfolio costs, on the Portfolio’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the Portfolio’s Shares, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Portfolio, which is the same as that stated in the Annual Portfolio Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Corporate Bond Portfolio – Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

29

Corporate Bond Portfolio

For More Information

You’ll find more information about Corporate Bond Portfolio and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Portfolio’s investments is available in the Portfolio’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Shareholder Communications with the Board

The Portfolio’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Portfolio and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Portfolio (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Portfolio are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Portfolio’s investment company registration number is 811-09645.

30

Columbia Management®

Columbia Funds

Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Mortgage - and Asset-Backed Portfolio

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Portfolio Shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Portfolio Shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Portfolio and may be compensated or incented in connection with the sale of Portfolio Shares. The Portfolio may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE PORTFOLIO INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Mortgage- and Asset-Backed Portfolio (the Portfolio), which is one of the Fixed Income Sector Portfolios in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Portfolio in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Portfolio, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Portfolio’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Portfolio’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Portfolio’s Shares.

Later sections of the Prospectus talk about the details of investing in the Portfolio, including:

•	how to buy and sell Shares of the Portfolio, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Portfolio’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Portfolio.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Portfolio’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Portfolio in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Portfolio’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Portfolio is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Portfolio’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Portfolio’s distributor (the Distributor). Columbia Management Services, Inc. is the Portfolio’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Portfolio, but retains general investment management responsibility for the Portfolio, subject to oversight by the Portfolio’s Board of Trustees (the Board).

The Portfolio, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Portfolio and any other Columbia Fund carefully before investing.

4

Mortgage- and Asset-Backed Portfolio

FUNDimensions ™

Mortgage- and Asset-Backed Portfolio

Investment Objective:	Total return, consisting of current income and capital appreciation

Investment Style:	Fixed Income Sector Portfolio

Benchmark:	Lehman Brothers Mortgage-Backed Securities Index

Ticker Symbols:	Shares:

Principal Risks:	Management risk

Market risk

Mortgage- and other asset-backed securities risk

U.S. Government obligations risk

Interest rate risk

Credit risk

Changing distribution levels risk

Derivatives risk

Mortgage dollar rolls risk

Frequent trading risk

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-related securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis. Asset-backed securities may include bonds backed by automobile or credit card receivables, equipment leases, home equity loans, manufactured housing loans, stranded utility costs, collateralized debt obligations, and other types of consumer loans or lease receivables.

Investment Objective

The Portfolio seeks total return, consisting of current income and capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Portfolio will invest at least 80% of net assets in mortgage-related securities or other asset-backed securities. The Portfolio may invest up to 20% of net assets in U.S. Treasury obligations or other U.S. Government obligations. All investments in mortgage- and other asset-backed securities normally will be rated investment grade by one or more nationally recognized statistical rating agencies or unrated securities determined by the Advisor to be of comparable quality at the time of purchase. Under normal circumstances, the Portfolio’s dollar-weighted effective duration will be between one and five years.

The Portfolio may invest in derivatives, including futures, options, swap contracts and other derivative instruments. The Portfolio may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns, to hedge some of the risks of its investments in debt securities or as a substitute for a position in an underlying asset.

The Portfolio also may participate in mortgage dollar rolls up to the amount of allowable investments in mortgage-backed securities and limited to the Portfolio’s then current position in mortgage-backed securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Portfolio’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Portfolio’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Portfolio, evaluates a security based on its potential to generate income and/or capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its coupon, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; or for other reasons.

The Portfolio’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

The Portfolio’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Portfolio to incur higher transaction costs (which may adversely affect the Portfolio’s performance) and may increase taxable distributions for shareholders.

5

Mortgage- and Asset-Backed Portfolio

Principal Risks

Management Risk – The Portfolio is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Portfolio to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Portfolio is subject to market risk, which refers to the possibility that the market values of securities that the Portfolio holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Portfolio. Accordingly, an investment in the Portfolio could lose money over short or even long periods. The market values of the securities the Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Mortgage- and Other Asset-Backed Securities Risk – The Portfolio invests in asset-backed securities, which are interests in, or debt instruments that are backed by, pools of various types of receivables such as credit card, auto, student and home equity loans. The value of the Portfolio’s asset-backed securities may be affected by, among other things, changes in: interest rates, information concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements. The Portfolio also invests in mortgage-backed securities, which are a type of asset-backed security specifically representing interests in, or debt instruments that are backed by, pools of mortgages in which monthly payments made by the individual borrowers on the underlying mortgage loans of both interest and principal (net of fees paid to the issuer or guarantor of the securities) are in effect, “passed through” to the owners of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or by its agencies or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Mortgage-backed securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements such as pool insurance, guarantees issued by governmental entities, a letter of credit from a bank or senior/subordinated structures. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. Most asset-backed securities have prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates. A decline in interest rates may lead to a faster rate of repayment on these securities, causing the Portfolio to then have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage- and asset-backed securities may be difficult to predict and result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities because of lower than expected prepayment rates, making them more volatile and more sensitive to changes in interest rates.

U.S. Government Obligations Risk – The Portfolio invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Interest Rate Risk – The Portfolio invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Portfolio receives from it but will affect the value of the Portfolio’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Portfolio is subject to credit risk, which applies to most debt securities. The Portfolio could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

6

Mortgage- and Asset-Backed Portfolio

Changing Distribution Levels Risk – The Portfolio’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Portfolio holds. The Portfolio may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Derivatives Risk – The Portfolio uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Portfolio’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Portfolio uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Portfolio. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Portfolio’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Portfolio to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Portfolio’s potential difficulty or inability to terminate or sell its derivative positions, as a liquid secondary market for such positions may not always exist at times when the Portfolio may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Portfolio may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

Mortgage Dollar Rolls Risk – The Portfolio uses mortgage dollar rolls, whereby the Portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase those or similar securities at a mutually agreed-upon future date and lower price. These transactions simulate an investment in mortgage-backed securities and have the potential to enhance the Portfolio’s returns. Mortgage dollar rolls involve the risks that the market value of the securities the Portfolio is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Portfolio’s portfolio turnover rate.

Frequent Trading Risk – The Portfolio’s investment strategy may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Portfolio will produce short-term capital gains. These gains are generally taxable at higher rates than long-term capital gains for federal income tax purposes. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Portfolio’s return.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolio. Additional risks are associated with other permissible investments of the Portfolio that are described in the SAI. There is no assurance that the Portfolio will achieve its investment objective.

7

Mortgage- and Asset-Backed Portfolio

Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Portfolio’s Shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

8

Mortgage- and Asset-Backed Portfolio

Average Annual Total Return as of December 31, 2006

The table below shows the Portfolio’s Shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio Shares. The table compares the Portfolio’s returns for each period with those of the Lehman Brothers Mortgage-Backed Securities Index, an unmanaged index of investment grade securities and debentures. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		Since inception(a)
Shares returns before taxes	[	]%	[	]%
Shares returns after taxes on distributions	[	]%	[	]%
Shares returns after taxes on distributions and sale of Portfolio Shares	[	]%	[	]%
Lehman Brothers Mortgage-Backed Securities Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%

(a)

The Portfolio’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Portfolio’s Shares is August 30, 2002. The return for the index shown is from August 30, 2002.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

9

Mortgage- and Asset-Backed Portfolio

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. This table reflects the fact that no fees or expenses are charged to the Portfolio. Participants in the wrap fee programs eligible to invest in the Portfolio pay an asset-based fee, which is negotiable, for investment services, brokerage services and investment consultation. Consult the wrap program documents for information regarding fees charged. The Portfolio may incur significant transaction costs that are in addition to the wrap fees paid to the program sponsor discussed in the fee table. Additional hypothetical fee and expense information relating to Shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Portfolio Expenses

In general, there are two kinds of portfolio expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Portfolio’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolio – Primary Service Providers for more information.

•

any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide, including affiliates of Bank of America.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio Shares for sale and the printing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Portfolio after any fee waivers or expense limitations, and are expressed as a percentage of the Portfolio’s average net assets.

The Portfolio may incur significant transaction costs in addition to the annual Portfolio operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Portfolio in Additional Investment Strategies and Policies.

10

Mortgage- and Asset-Backed Portfolio

Shareholder Fees (paid directly from your investment)

Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A

Annual Portfolio Operating Expenses (a) (deducted from the Portfolio’s assets)

Shares
Management fees (b)	[	]%
Other expenses (c)	[	]%
Total annual Portfolio operating expenses	[	]%

(a)
(b)
(c)

11

Mortgage- and Asset-Backed Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Shares of the Portfolio,

•	you sell all of your Shares at the end of those periods,

•	you reinvest all dividends and distributions in the Portfolio,

•	your investment has a 5% return each year, and

•	the Portfolio’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Portfolio Operating Expenses table above expire on [    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

12

Mortgage- and Asset-Backed Portfolio

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Portfolio may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Portfolio.

Changing the Portfolio’s Investment

Objective and Policies

The Portfolio’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Portfolio may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Portfolio may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Portfolio may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Portfolio for services provided directly.

Lending Securities

The Portfolio may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Portfolio portfolio securities is available in the SAI.

Investing Defensively

The Portfolio may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Portfolio may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Portfolio’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your Portfolio Shares are held through a financial intermediary, contact them directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Portfolio generally buys securities for capital appreciation, investment income or both. However, the Portfolio may sell securities regardless of how long they’ve been held. You’ll find the Portfolio’s historical portfolio turnover rates in the Financial Highlights.

13

Management of the Portfolio

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Portfolio and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $[ ] billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Portfolio, determining what securities and other investments the Portfolio should buy or sell and executing the Portfolio’s portfolio transactions. While the Advisor is responsible for the investment management of the Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Portfolio’s investments.

The Portfolio pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Portfolio and is paid monthly. For the Portfolio’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Portfolio amounted to [ ]% of average daily net assets of the Portfolio.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Portfolio’s annual report to shareholders for the fiscal year ended March 31.

14

Management of the Portfolio

Portfolio Managers

Information about the Advisor’s portfolio managers that are primarily responsible for overseeing the Portfolio’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolio.

Richard Cutts

Service with the Portfolio since October 2004

Investment management experience since 1990

Columbia Management Portfolio Manager since 1995.

The Distributor

Shares of the Portfolio are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Portfolio, including the general supervision of the Portfolio’s operations, coordination of the Portfolio’s service providers, and the provision of office facilities and related clerical and administrative services.

The Portfolio pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Portfolio’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Mortgage- and Asset-Backed Portfolio	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Portfolio pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Portfolio’s behalf.

15

Management of the Portfolio

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Portfolio – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Portfolio for which they are compensated. Bank of America and its affiliates also may provide other services to the Portfolio and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Portfolio. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Portfolio.

Conflicts of interest and limitations that could affect the Portfolio may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Portfolio and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Portfolio and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Portfolio and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Portfolio invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Portfolio.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Portfolio and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Portfolio (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Portfolio

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v. AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

17

Management of the Portfolio

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

About the Portfolio’s Shares

Description of the Share Class

Share Class Features

The Portfolio offers its only class of shares in this Prospectus. This share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Portfolio’s Shares.

Shares
Eligible Investors and Minimum Initial Investments (a)	Shares of the Portfolio are available only to certain eligible investors. Eligible investors are not subject to any minimum initial investment requirements.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Conversion Features	none

(a)	See Buying and Selling Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

About the Portfolio’s Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds, including the Portfolio. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Portfolio to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Portfolio will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Portfolio. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Portfolio or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

20

Buying and Selling Shares

Share Price Determination

The price you pay or receive when you buy or sell Shares of the Portfolio is the Portfolio’s next determined net asset value (or NAV) per share. The Portfolio calculates the net asset value per share for its Shares at the end of each business day.

FUNDamentals ™

NAV Calculation

The Portfolio’s share class calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Portfolio’s Shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Portfolio. The Portfolio uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Portfolio will base the price of the security held by the Portfolio on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Portfolio may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Portfolio’s share price is calculated. Foreign exchanges typically close before the time at which Portfolio share prices are calculated, and may be closed altogether on some days the Portfolio is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Portfolio uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Portfolio Shares. However, when the Portfolio uses fair valuation to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Portfolio’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Portfolio’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Portfolio has retained an independent fair valuation pricing service to assist in the fair valuation process for Portfolios that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Portfolio could change on days when Portfolio Shares cannot be bought or sold.

21

Buying and Selling Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying and selling Portfolio Shares, which may be different from those described here, and about its related programs or services.

Also remember that the Portfolio may refuse any order to buy Portfolio Shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy or sell the Portfolio’s Shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying and Selling Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Portfolio’s net asset value is not calculated and the Portfolio does not accept buy or sell requests. However, the value of the Portfolio’s assets may still be affected on such days to the extent that the Portfolio holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell Portfolio Shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Written Transactions

Once you have an account, you can communicate written buy and sell requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy and sell exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of Portfolio Shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of Portfolio Shares by check through the internet in any 30-day period if you qualify for internet orders.

22

Buying and Selling Shares

Customer Identification Program

Federal law requires the Portfolio to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Portfolio may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Portfolio is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Portfolio shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Cash Flows

The timing and magnitude of cash inflows from investors buying Portfolio shares could create large balances of uninvested cash such that the Portfolio may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Portfolio shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Portfolio’s performance to be adversely impacted.

In-Kind Distributions

The Portfolio reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Portfolio makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Portfolio does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Portfolio is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Portfolio Shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Portfolio discourages and does not accommodate excessive trading.

The Portfolio reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Portfolio may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Portfolio or its agents determine that accepting the order could interfere with efficient management of the Portfolio’s portfolio or is otherwise contrary to the Portfolio’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Portfolio detects that an investor has made either one “material round trip” in the Portfolio in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Portfolio followed by a sale or exchange out of the Portfolio. A “material” round trip is one that is deemed by the Portfolio to be material in terms of its amount or its potential detrimental impact on the Portfolio. Independent of this limit, the Portfolio may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Portfolio using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Portfolio retains the right to modify these restrictions at any time without prior notice to shareholders.

23

Buying and Selling Shares

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Portfolio takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Portfolio receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Portfolio’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Portfolio’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Portfolio seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Portfolio reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Portfolio’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Portfolio’s performance;

•	potential dilution of the value of the Portfolio’s Shares;

•

interference with the efficient management of the Portfolio’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Portfolio’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Portfolio significantly invests in foreign securities traded on markets that close before the Portfolio’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Portfolio’s valuation time that influence the value of foreign securities, investors may seek to trade Portfolio Shares in an effort to benefit from their understanding of the value of foreign securities as of the Portfolio’s valuation time. This is often referred to as price arbitrage. The Portfolio has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Portfolio believes to be the Portfolio’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Portfolio’s Shares held by other shareholders.

Similarly, to the extent that the Portfolio significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Portfolio’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Portfolio may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Portfolio Shares held by other shareholders.

24

Buying and Selling Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy and sell Portfolio Shares by contacting your financial advisor who will send your order to the Transfer Agent. As described above in Buying and Selling Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, telephone or online.

Buying Shares

Eligible Investors

Portfolio Shares are available only to certain eligible investors through certain wrap fee programs, certain other managed accounts and certain registered investment companies, including those sponsored or managed by Bank of America and certain of its affiliates.

Minimum Initial Investments

There is no minimum initial investment for the Portfolio’s Shares.

Minimum Additional Investments

There is no minimum additional investment for the Portfolio’s Shares.

Other Purchase Rules You Should Know

•	You buy Shares of the Portfolio at net asset value per share because no front-end sales charge applies to purchases of this share class.

•	Portfolio Shares bought are recorded on the books of the Portfolio. The Portfolio doesn’t issue certificates.

Selling Shares

When you sell your Portfolio Shares, the Portfolio is effectively buying them back from you. This is called a redemption.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your Portfolio Shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•

If you sell your Portfolio Shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your Portfolio Shares by check, Columbia Funds will hold the sale proceeds when you sell those Portfolio Shares for at least 10 days after the trade date of the purchase.

•	If you hold any Portfolio Shares in certificate form, you will not be able to sell those Portfolio Shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Portfolio can pay you in securities or other property rather than in cash when you sell your Portfolio Shares. See Buying and Selling Shares – Transaction Rules and Policies – In-Kind Distributions for details.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Portfolio won’t have to pay any federal income tax. The Portfolio distributes any net realized capital gain at least once a year. Normally, the Portfolio will declare and pay distributions of net investment income on a monthly basis. The Portfolio may, however, declare and pay distributions of net investment income more frequently.

Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Portfolio generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your Portfolio Shares, you’ll normally receive any distribution that applies to those Portfolio Shares in cash within five business days after the sale was made.

The Portfolio will automatically reinvest distributions in Shares of the Portfolio unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional Shares of the Portfolio.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Portfolio may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

26

Distributions and Taxes

Taxes and Your Investment

The Portfolio will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Shares of the Portfolio.

•

Distributions of the Portfolio’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Portfolio’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Portfolio Shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Portfolio’s dividends received from certain U.S. and foreign corporations, as long as the Portfolio meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Portfolio Shares shortly before the Portfolio makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy Shares of a Portfolio that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Portfolio sells those securities and distributes the realized gain. This distribution is also subject to tax. The Portfolio has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale of Portfolio Shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) of Portfolio Shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your Shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Portfolio Shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Portfolio is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Portfolio Shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

27

Financial Highlights

The financial highlights table is designed to help you understand how the Portfolio has performed for the past five years, or if shorter, the Portfolio’s period of operations. Certain information reflects financial results for a single Portfolio Share. The total investment return line indicates how much an investment in the Portfolio would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Portfolio’s financial statements, is included in the Portfolio’s annual report. The independent registered public accounting firm’s report and the Portfolio’s financial statements are also incorporated by reference into the SAI.

Mortgage- and Asset-Backed Portfolio – Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

28

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Portfolio, including investment advisory fees and other Portfolio costs, on the Portfolio’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the Portfolio’s Shares, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Portfolio, which is the same as that stated in the Annual Portfolio Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Mortgage- and Asset-Backed Portfolio – Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

29

Mortgage- and Asset-Backed Portfolio

For More Information

You’ll find more information about Mortgage- and Asset-Backed Portfolio and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Portfolio’s investments is available in the Portfolio’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Shareholder Communications with the Board

The Portfolio’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Portfolio and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Portfolio (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Portfolio are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Portfolio’s investment company registration number is 811-09645.

30

Columbia Management®

Columbia Funds

Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Short Term Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Short Term Bond Fund (the Fund), which is one of the government and corporate bond funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Fund’s various share classes.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Short Term Bond Fund

FUNDimensions ™

Columbia Short Term Bond Fund

Investment Objective:	Current income, consistent with minimal fluctuation of principal

Investment Style:

Benchmark:	Merrill Lynch 1-3 Year Treasury Index

Ticker Symbols:	Class A: NSTRX
Class B: NSTFX
Class C: NSTIX

Principal Risks:	Management risk
Market risk
Interest rate risk
U.S. Government obligations risk
Mortgage dollar rolls risk
Mortgage- and other asset-backed securities risk
Structure risk
Credit risk
Municipal securities risk
Foreign securities risk
Issuer risk
Reinvestment risk
Liquidity risk
Derivatives risk
Changing distribution levels risk

FUNDamentals™

Government and Corporate Income Funds

Government and corporate income funds invest primarily in debt securities that may be issued by governments, companies or special purpose entities. Debt securities pay interest at a specified rate on a specified date or dates, and the principal is paid when the security reaches maturity. Prices of debt securities may appreciate as interest rates fall but may lose value as interest rates rise.

Government and corporate income funds may be a suitable investment for you if you:

•	are looking for a regular stream of income, and

•	are prepared to bear the interest rate risks associated with investments in debt securities.

Investment Objective

The Fund seeks current income, consistent with minimal fluctuation of principal.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also will invest at least 65% of total assets in securities that, at the time of purchase, are investment grade debt securities or unrated securities determined by the Advisor to be of comparable quality. Under normal circumstances, the Fund’s dollar-weighted average effective maturity will be three years or less.

The Fund may invest in derivatives, including futures, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns, to hedge some of its investments in debt securities or as a substitute for a position in an underlying asset. The Fund also may invest in private placements to seek to enhance its yield.

The Fund also may participate in mortgage dollar rolls up to the amount of allowable investments in mortgage-backed securities and limited to the Fund’s then current position in mortgage-backed securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its coupon, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Short Term Bond Fund

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Mortgage Dollar Rolls Risk – The Fund uses mortgage dollar rolls, whereby the Fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase those or similar securities at a mutually agreed-upon future date and lower price. These transactions simulate an investment in mortgage-backed securities and have the potential to enhance the Fund’s returns. Mortgage dollar rolls involve the risks that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate.

Mortgage- and Other Asset-Backed Securities Risk – The Fund invests in asset-backed securities, which are interests in, or debt instruments that are backed by, pools of various types of receivables such as credit card, auto, student and home equity loans. The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, information concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements. The Fund also invests in mortgage-backed securities, which are a type of asset-backed security specifically representing interests in, or debt instruments that are backed by, pools of mortgages in which monthly payments made by the individual borrowers on the underlying mortgage loans of both interest and principal (net of fees paid to the issuer or guarantor of the securities) are in effect, “passed through” to the owners of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or by its agencies or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Mortgage-backed securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements such as pool insurance, guarantees issued by governmental entities, a letter of credit from a bank or senior/subordinated structures. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. Most asset-backed securities have prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates. A decline in interest rates may lead to a faster rate of repayment on these securities, causing the Fund to then have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage- and asset-backed securities may be difficult to predict and result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities because of lower than expected prepayment rates, making them more volatile and more sensitive to changes in interest rates.

Structure Risk – The Fund is subject to structure risk, which is the risk that an event might occur (such as a security being prepaid or called) that alters the timing and magnitude of cash flows from a security held by the Fund.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

Issuer Risk – The Fund is subject to issuer risk because it invests in debt securities issued or supported by private entities. Changes in the financial condition of the issuer of a security, in general economic conditions, or in other economic conditions and factors that affect the issuer could impact the issuer’s actual or perceived willingness or ability to make timely interest or principal payments. This could result in a decrease in the value of the security and a decrease in income.

Reinvestment Risk – The Fund is subject to reinvestment risk because it invests in debt securities. Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund’s portfolio.

Liquidity Risk – The Fund invests in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price. An example of illiquid securities is certain types of “restricted securities,” which are not registered under U.S. securities laws and, accordingly, cannot be sold in public transactions because of SEC regulations.

Derivatives Risk – The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential difficulty or inability to terminate or sell its derivative positions, as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

6

Columbia Short Term Bond Fund

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Short Term Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Merrill Lynch 1-3 Year Treasury Index. The Merrill Lynch 1-3 Year Treasury Index is an index of U.S. Treasury bonds with maturities of one to three years. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years (a)
Class A shares returns before taxes	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
Class B shares returns before taxes	[	]%	[	]%	[	]%
Class C shares returns before taxes	[	]%	[	]%	[	]%
Merrill Lynch 1-3 Year Treasury Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B and Class C shares are October 2, 1992, June 7, 1993 and October 2, 1992, respectively. The return for the index shown is from [                    ].

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

8

Columbia Short Term Bond Fund

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

9

Columbia Short Term Bond Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[	]%	[	]%	[	]%
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[	]%(a)	[	]%(b)	[	]%(c)

Annual Fund Operating Expenses (e) (deducted from the Fund’s assets)

	Class A Shares		Class B Shares		Class C Shares
Management fees (f)	[	]%	[	]%	[	]%
Distribution and service fees	[	]%	[	]%	[	]%
Other expenses (g)	[	]%	[	]%	[	]%
Total annual Fund operating expenses	[	]%	[	]%	[	]%
Fee waivers and/or reimbursements (h)	[	]%	[	]%	[	]%
Total net expenses (i)	[	]%	[	]%	[	]%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and sell them within one year of buying them. See Choosing a Share Class for details.
(b)	This charge decreases over time. See Choosing a Share Class for details.
(c)	This charge applies to investors who buy Class C shares and sell them within one year of buying them. See Choosing a Share Class for details.
(d)
(e)
(f)
(g)
(h)
(i)

10

Columbia Short Term Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B or Class C shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year,

•	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Short Term Bond Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Portfolio may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Portfolio may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

12

Columbia Short Term Bond Fund

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $[    ] billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

14

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Leonard Aplet

Service with the Fund since October 2004

Investment management experience since 1978

Columbia Management Portfolio Manager since 1987.

Richard Cutts

Service with the Fund since November 2004

Investment management experience since 1990

Columbia Management Portfolio Manager since 1994.

Ronald Stahl

Service with the Fund since November 2006

Investment management experience since 1997

Columbia Management associated since January 1998.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Short Term Bond Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

17

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this Prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.

Investment Limits	none	up to $50,000 (based on aggregate account value) (b)	up to $1,000,000 (per transaction)

Front-End Sales Charges	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase

Conversion Features	none	convert to Class A shares eight years after purchase	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.
(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $49,999. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $49,999 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to the front-end sales charge that generally applies to Class A shares.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution (Rule 12b-1) and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought (a)	Sales charge as a % of the offering price (b)	Sales charge as a % of the net amount invested (b)	Amount retained or paid by selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00	%(c)(d)

(a)	Purchase amounts are aggregated among all Columbia Funds for purposes of this table.
(b)

Because the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases of $0 up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed when a CDSC is deducted if the shares are sold within twelve months from the time they were bought.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $2,999,999, including those in amounts of less than $1 million that are coded as commission eligible trades.

FUNDamentals ™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

20

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you sell those shares within one year of buying them.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you sell them within one year of buying them.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested dividends.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee based program.

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares of up to 5.75% of the offering price per share. The commission is paid by reducing the amount of your investment in the Fund by the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999 (a)	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

(a)	For certain group retirement plans, selling and/or servicing agents will receive a 1.00% commission from the Distributor on all purchases of less than $3 million.

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B and Class C shares, but you may pay a CDSC when you sell your Class B or Class C shares.

The CDSC on Class B and Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

21

Choosing a Share Class

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

22

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. The first breakpoint discount will be applied when your total purchases reach $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals ™

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

•	individual accounts,

•	joint accounts,

•	certain IRA accounts,

•	certain health savings accounts,

•	certain trusts, and

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

23

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into other Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid the application of a CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan and in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

24

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class A	— (a)	— (a)	0.25	%(a)
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%

(a)	The Fund’s Class A shares pay a combined distribution (Rule 12b-1) and service fee pursuant to the Fund’s combined distribution (Rule 12b-1) shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

25

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Portfolio or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

26

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

27

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

28

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we

29

Buying, Selling and Exchanging Shares

believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

30

Buying, Selling and Exchanging Shares

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

31

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

•	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

32

Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

33

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

•	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. The rules described below for making exchanges apply to systematic exchanges.

34

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

35

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

36

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Short Term Bond Fund – Class A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

37

Financial Highlights

Columbia Short Term Bond Fund – Class B Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

38

Financial Highlights

Columbia Short Term Bond Fund – Class C Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

39

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Short Term Bond Fund – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

40

Hypothetical Fees and Expenses

Columbia Short Term Bond Fund – Class B Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Short Term Bond Fund – Class C Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

41

Columbia Short Term Bond Fund

For More Information

You’ll find more information about Columbia Short Term Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Short Term Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Short Term Bond Fund (the Fund), which is one of the government and corporate bond funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class Z shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Table of Co ntents

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Short Term Bond Fund

FUNDimensions ™

Columbia Short Term Bond Fund

Investment Objective:	Current income, consistent with minimal fluctuation of principal

Investment Style:

Benchmark:	Merrill Lynch 1-3 Year Treasury Index

Ticker Symbols:	Class Z: NSTMX

Principal Risks:	Management risk
Market risk
Interest rate risk
U.S. Government obligations risk
Mortgage dollar rolls risk
Mortgage- and other asset-backed securities risk
Structure risk
Credit risk
Municipal securities risk
Foreign securities risk
Issuer risk
Reinvestment risk
Liquidity risk
Derivatives risk
Changing distribution levels risk

FUNDamentals ™

Government and Corporate Income Funds

Government and corporate income funds invest primarily in debt securities that may be issued by governments, companies or special purpose entities. Debt securities pay interest at a specified rate on a specified date or dates, and the principal is paid when the security reaches maturity. Prices of debt securities may appreciate as interest rates fall but may lose value as interest rates rise.

Government and corporate income funds may be a suitable investment for you if you:

•	are looking for a regular stream of income, and

•	are prepared to bear the interest rate risks associated with investments in debt securities.

Investment Objective

The Fund seeks current income, consistent with minimal fluctuation of principal.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also will invest at least 65% of total assets in securities that, at the time of purchase, are investment grade debt securities or unrated securities determined by the Advisor to be of comparable quality. Under normal circumstances, the Fund’s dollar-weighted average effective maturity will be three years or less.

The Fund may invest in derivatives, including futures, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns, to hedge some of its investments in debt securities or as a substitute for a position in an underlying asset. The Fund also may invest in private placements to seek to enhance its yield.

The Fund also may participate in mortgage dollar rolls up to the amount of allowable investments in mortgage-backed securities and limited to the Fund’s then current position in mortgage-backed securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its coupon, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Short Term Bond Fund

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Mortgage Dollar Rolls Risk – The Fund uses mortgage dollar rolls, whereby the Fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase those or similar securities at a mutually agreed-upon future date and lower price. These transactions simulate an investment in mortgage-backed securities and have the potential to enhance the Fund’s returns. Mortgage dollar rolls involve the risks that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate.

Mortgage- and Other Asset-Backed Securities Risk – The Fund invests in asset-backed securities, which are interests in, or debt instruments that are backed by, pools of various types of receivables such as credit card, auto, student and home equity loans. The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, information concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements. The Fund also invests in mortgage-backed securities, which are a type of asset-backed security specifically representing interests in, or debt instruments that are backed by, pools of mortgages in which monthly payments made by the individual borrowers on the underlying mortgage loans of both interest and principal (net of fees paid to the issuer or guarantor of the securities) are in effect, “passed through” to the owners of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or by its agencies or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Mortgage-backed securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements such as pool insurance, guarantees issued by governmental entities, a letter of credit from a bank or senior/subordinated structures. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. Most asset-backed securities have prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates. A decline in interest rates may lead to a faster rate of repayment on these securities, causing the Fund to then have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage- and asset-backed securities may be difficult to predict and result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities because of lower than expected prepayment rates, making them more volatile and more sensitive to changes in interest rates.

Structure Risk – The Fund is subject to structure risk, which is the risk that an event might occur (such as a security being prepaid or called) that alters the timing and magnitude of cash flows from a security held by the Fund.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

Issuer Risk – The Fund is subject to issuer risk because it invests in debt securities issued or supported by private entities. Changes in the financial condition of the issuer of a security, in general economic conditions, or in other economic conditions and factors that affect the issuer could impact the issuer’s actual or perceived willingness or ability to make timely interest or principal payments. This could result in a decrease in the value of the security and a decrease in income.

Reinvestment Risk – The Fund is subject to reinvestment risk because it invests in debt securities. Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund’s portfolio.

Liquidity Risk – The Fund invests in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price. An example of illiquid securities is certain types of “restricted securities,” which are not registered under U.S. securities laws and, accordingly, cannot be sold in public transactions because of SEC regulations.

Derivatives Risk – The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential difficulty or inability to terminate or sell its derivative positions, as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

6

Columbia Short Term Bond Fund

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Short Term Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Merrill Lynch 1-3 Year Treasury Index. The Merrill Lynch 1-3 Year Treasury Index is an index of U.S. Treasury bonds with maturities of one to three years. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years(a)
Class Z shares returns before taxes	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
Merrill Lynch 1-3 Year Treasury Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)	The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Fund’s Class Z shares is September 30, 1992. The return for the index shown is from [ ].

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

8

Columbia Short Term Bond Fund

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

9

Columbia Short Term Bond Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Class Z Shares
Management fees (b)	[	]%
Other expenses (c)	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (d)	[	]%
Total net expenses (e)	[	]%

(a)
(b)
(c)
(d)
(e)

10

Columbia Short Term Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Short Term Bond Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment

Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

12

Columbia Short Term Bond Fund

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $[ ] billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

14

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Leonard Aplet

Service with the Fund since October 2004

Investment management experience since 1978

Columbia Management Portfolio Manager since 1987.

Richard Cutts

Service with the Fund since November 2004

Investment management experience since 1990

Columbia Management Portfolio Manager since 1994.

Ronald Stahl

Service with the Fund since November 2006

Investment management experience since 1997

Columbia Management associated since January 1998.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Short Term Bond Fund	[ ]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

17

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Conversion Features	none

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

20

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

21

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

22

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

23

Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

24

Buying, Selling and Exchanging Shares

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

25

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, telephone or online.

Buying Shares

Eligible Investors

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

26

Buying, Selling and Exchanging Shares

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

27

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

28

Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply. For example, you may be able to exchange your Class Z shares of the Fund for Class A shares of another Columbia Fund if that other Fund does not offer Class Z shares.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

29

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

30

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. • Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

31

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Short Term Bond Fund – Class Z Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

32

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Short Term Bond Fund – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

33

Columbia Short Term Bond Fund

For More Information

You’ll find more information about Columbia Short Term Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

34

Columbia Management®

Columbia Funds

Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Short Term Municipal Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Short Term Municipal Bond Fund (the Fund), which is one of the municipal income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Fund’s various share classes.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Short Term Municipal Bond Fund

FUNDimensions ™

Columbia Short Term Municipal Bond Fund

Investment Objective:	Current income exempt from federal income tax, consistent with minimal fluctuation of principal

Investment Style:

Benchmark:	Merrill Lynch 1-3 Year Municipal Index
Lehman Brothers 3-Year Municipal Bond Index

Ticker Symbols:	Class A: NSMMX Class B: NSMNX Class C: NSMUX

Principal Risks:	Management risk
Market risk
Interest rate risk Credit risk Municipal securities risk Derivatives risk Changing distribution levels risk

FUNDamentals ™

Municipal Income Funds

Municipal income funds invest primarily in municipal debt securities that have the potential, as interest rates fall, to earn income that is generally free from income tax, but that may lose value as interest rates rise. State municipal income funds invest most of their assets in securities issued by one state and its public authorities and local governments, and are generally intended for residents of that state.

Municipal income funds may be a suitable investment for you if you:

•	want to reduce taxes on your investment,

•	are looking for a regular stream of income, and

•	are prepared to bear the interest rate risks associated with investments in municipal debt securities.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with minimal fluctuation of principal.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax). The Fund may invest up to 20% of net assets in securities that pay interest that is subject to taxation, including the federal alternative minimum tax. Under normal circumstances, the Fund’s dollar-weighted average maturity will be less than three years.

The Fund may invest in derivatives, including futures, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns, to hedge some of its investments in debt securities or as a substitute for a position in an underlying asset.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Short Term Municipal Bond Fund

Principal Risks

Management Risk - The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk - The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Interest Rate Risk - The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk - The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Municipal Securities Risk - The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Derivatives Risk - The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential difficulty or inability to terminate or sell its derivative positions, as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

Changing Distribution Levels Risk - The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI. There is no assurance that the Fund will achieve its investment objective.

6

Columbia Short Term Municipal Bond Fund

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Short Term Municipal Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Merrill Lynch 1-3 Year Municipal Index and Lehman Brothers 3-Year Municipal Bond Index. The Merrill Lynch 1-3 Year Municipal Index is an unmanaged index that tracks the performance of investment grade U.S. tax exempt bonds with remaining terms to final maturities of at least one year and less than three years. Prior to March 1, 2006, the Fund compared its performance to the Lehman Brothers 3-Year Municipal Bond Index, a broad-based, unmanaged index of investment grade bonds with maturities of greater than two years but less than four years. The Fund changed the indices which it compares its performance to because the Merrill Lynch 1-3 Year Municipal Index’s characteristics are more closely aligned with the management of the Fund. The indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years (a)
Class A shares returns before taxes	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
Class B shares returns before taxes	[	]%	[	]%	[	]%
Class C shares returns before taxes	[	]%	[	]%	[	]%
Merrill Lynch 1-3 Year Municipal Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%
Lehman Brothers 3-Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B and Class C shares are November 2, 1993, October 12, 1993 and May 19, 1994, respectively. The return for the index shown is from [            ].

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

8

Columbia Short Term Municipal Bond Fund

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

9

Columbia Short Term Municipal Bond Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[	]%	[	]%	[	]%
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[	]%(a)	[	]%(b)	[	]%(c)
Annual Fund Operating Expenses (e) (deducted from the Fund’s assets)

	Class A Shares		Class B Shares		Class C Shares
Management fees (f)	[	]%	[	]%	[	]%
Distribution and service fees	[	]%	[	]%	[	]%
Other expenses (g)	[	]%	[	]%	[	]%
Total annual Fund operating expenses	[	]%	[	]%	[	]%
Fee waivers and/or reimbursements (h)	[	]%	[	]%	[	]%
Total net expenses (i)	[	]%	[	]%	[	]%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and sell them within one year of buying them. See Choosing a Share Class for details.
(b)	This charge decreases over time. See Choosing a Share Class for details.
(c)	This charge applies to investors who buy Class C shares and sell them within one year of buying them. See Choosing a Share Class for details.
(d)
(e)
(f)
(g)
(h)
(i)

10

Columbia Short Term Municipal Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B or Class C shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year,

•	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Short Term Municipal Bond Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

12

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $[ ] billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

13

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Kelly Mainelli

Service with the Fund since February 2006

Investment management experience since 1993

Columbia Management Portfolio Manager since 2003; Montgomery Asset Management – Portfolio Manager (2000-2003).

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Short Term Municipal Bond Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

14

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

15

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

16

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

17

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this Prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.

Investment Limits	none	up to $50,000 (based on aggregate account value) (b)	up to $1,000,000 (per transaction)

Front-End Sales Charges	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase

Conversion Features	none	convert to Class A shares eight years after purchase	none

(a)	See Buying, Selling and Exchanging Shares - Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.
(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $49,999. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class - Reductions/Waivers of Sales Charges for more information. If you have reached the $49,999 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to the front-end sales charge that generally applies to Class A shares.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

18

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution (Rule 12b-1) and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class - Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class A Shares - Front-End Sales Charge - Breakpoint Schedule

Dollar amount of shares bought (a)	Sales charge as a % of the offering price (b)	Sales charge as a % of the net amount invested (b)	Amount retained or paid by selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00	%(c)(d)

(a)	Purchase amounts are aggregated among all Columbia Funds for purposes of this table.
(b)

Because the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases of $0 up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed when a CDSC is deducted if the shares are sold within twelve months from the time they were bought.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $2,999,999, including those in amounts of less than $1 million that are coded as commission eligible trades.

FUNDamentals ™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class - Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

19

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you sell those shares within one year of buying them.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you sell them within one year of buying them.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested dividends.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee based program.

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares of up to 5.75% of the offering price per share. The commission is paid by reducing the amount of your investment in the Fund by the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999 (a)	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

(a)	For certain group retirement plans, selling and/or servicing agents will receive a 1.00% commission from the Distributor on all purchases of less than $3 million.

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B and Class C shares, but you may pay a CDSC when you sell your Class B or Class C shares.

The CDSC on Class B and Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

20

Choosing a Share Class

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

21

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. The first breakpoint discount will be applied when your total purchases reach $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals ™

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

•	individual accounts,

•	joint accounts,

•	certain IRA accounts,

•	certain health savings accounts,

•	certain trusts, and

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

22

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into other Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid the application of a CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan and in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

23

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class A	— (a)	— (a)	0.25	%(a)
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%

(a)	The Fund’s Class A shares pay a combined distribution (Rule 12b-1) and service fee pursuant to the Fund’s combined distribution (Rule 12b-1) shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

24

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

25

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

26

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

27

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we

28

Buying, Selling and Exchanging Shares

believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

29

Buying, Selling and Exchanging Shares

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

30

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

•	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

31

Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

32

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

•	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. The rules described below for making exchanges apply to systematic exchanges.

33

Distribution and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

34

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

35

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Short Term Municipal Bond Fund – Class A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

36

Financial Highlights

Columbia Short Term Municipal Bond Fund – Class B Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

37

Financial Highlights

Columbia Short Term Municipal Bond Fund – Class C Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

38

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Short Term Municipal Bond Fund – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

39

Hypothetical Fees and Expenses

Columbia Short Term Municipal Bond Fund – Class B Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Short Term Municipal Bond Fund – Class C Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

40

Columbia Short Term Municipal Bond Fund

For More Information

You’ll find more information about Columbia Short Term Municipal Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Short Term Municipal Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Short Term Municipal Bond Fund (the Fund), which is one of the municipal income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class Z shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Short Term Municipal Bond Fund

FUNDimensions ™

Columbia Short Term Municipal Bond Fund

Investment Objective:	Current income exempt from federal income tax, consistent with minimal fluctuation of principal

Investment Style:

Benchmark:	Merrill Lynch 1-3 Year

Municipal Index

Lehman Brothers 3-Year

Municipal Bond Index

Ticker Symbols:	Class Z: NSMIX

Principal Risks:	Management risk

Market risk

Interest rate risk Credit risk Municipal securities risk Derivatives risk

FUNDamentals ™

Municipal Income Funds

Municipal income funds invest primarily in municipal debt securities that have the potential, as interest rates fall, to earn income that is generally free from income tax, but that may lose value as interest rates rise. State municipal income funds invest most of their assets in securities issued by one state and its public authorities and local governments, and are generally intended for residents of that state.

Municipal income funds may be a suitable investment for you if you:

•	want to reduce taxes on your investment,

•	are looking for a regular stream of income, and

•	are prepared to bear the interest rate risks associated with investments in municipal debt securities.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with minimal fluctuation of principal.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax). The Fund may invest up to 20% of net assets in securities that pay interest that is subject to taxation, including the federal alternative minimum tax. Under normal circumstances, the Fund’s dollar-weighted average maturity will be less than three years.

The Fund may invest in derivatives, including futures, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns, to hedge some of its investments in debt securities or as a substitute for a position in an underlying asset.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Short Term Municipal Bond Fund

Principal Risks

Management Risk - The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk - The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Interest Rate Risk - The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk - The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Municipal Securities Risk - The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Derivatives Risk - The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential difficulty or inability to terminate or sell its derivative positions, as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

Changing Distribution Levels Risk - The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI. There is no assurance that the Fund will achieve its investment objective.

6

Columbia Short Term Municipal Bond Fund

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Short Term Municipal Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Merrill Lynch 1-3 Year Municipal Index and Lehman Brothers 3-Year Municipal Bond Index. The Merrill Lynch 1-3 Year Municipal Index is an unmanaged index that tracks the performance of investment grade U.S. tax exempt bonds with remaining terms to final maturities of at least one year and less than three years. Prior to March 1, 2006, the Fund compared its performance to the Lehman Brothers 3-Year Municipal Bond Index, a broad-based, unmanaged index of investment grade bonds with maturities of greater than two years but less than four years. The Fund changed the indices which it compares its performance to because the Merrill Lynch 1-3 Year Municipal Index’s characteristics are more closely aligned with the management of the Fund. The indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years(a)
Class Z shares returns before taxes	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
Merrill Lynch 1-3 Year Municipal Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%
Lehman Brothers 3-Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)	The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Fund’s Class Z shares is October 7, 1993. The return for the index shown is from [ ].

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

8

Columbia Short Term Municipal Bond Fund

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

9

Columbia Short Term Municipal Bond Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Class Z Shares
Management fees (b)	[	]%
Other expenses (c)	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (d)	[	]%
Total net expenses (e)	[	]%

(a)
(b)
(c)
(d)
(e)

10

Columbia Short Term Municipal Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [                    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Short Term Municipal Bond Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

12

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $[ ] billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

13

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Kelly Mainelli

Service with the Fund since February 2006

Investment management experience since 1993

Columbia Management Portfolio Manager since 2002;

Montgomery Asset Management – Portfolio Manager (2000-2002).

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Short Term Municipal Bond Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

14

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

15

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v. AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

16

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

17

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Conversion Features	none

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

18

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

19

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

20

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

21

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

22

Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

23

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, telephone or online.

Buying Shares

Eligible Investors

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

24

Buying, Selling and Exchanging Shares

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

25

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

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Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply. For example, you may be able to exchange your Class Z shares of the Fund for Class A shares of another Columbia Fund if that other Fund does not offer Class Z shares.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

27

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

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Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

29

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Short Term Municipal Bond Fund – Class Z Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Short Term Municipal Bond Fund – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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Columbia Short Term Municipal Bond Fund

For More Information

You’ll find more information about Columbia Short Term Municipal Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

32

Columbia Management®

Columbia Funds

Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Total Return Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Total Return Bond Fund (the Fund), which is one of the government and corporate bond funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Fund’s various share classes.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Total Return Bond Fund

FUNDimensions ™

Columbia Total Return Bond Fund

Investment Objective:	Total return, consisting of current income and capital appreciation

Investment Style:

Benchmark:	Lehman Brothers U.S. Aggregate Index

Ticker Symbols:	Class A: NSFAX
Class B: NSFNX
Class C: NSFCX

Principal Risks:

Management risk

Market risk

Interest rate risk

U.S. Government obligations risk

Mortgage dollar rolls risk

Mortgage- and other asset-backed securities risk

Structure risk

Credit risk

Municipal securities risk

Low and below investment grade securities risk

Foreign securities risk

Issuer risk

Reinvestment risk

Liquidity risk

Derivatives risk

Changing distribution levels risk

Investing in a Columbia or Columbia-Affiliated Fund risk

FUNDamentals™

Government and Corporate Income Funds

Government and corporate income funds invest primarily in debt securities that may be issued by governments, companies or special purpose entities. Debt securities pay interest at a specified rate on a specified date or dates, and the principal is paid when the security reaches maturity. Prices of debt securities may appreciate as interest rates fall but may lose value as interest rates rise.

Government and corporate income funds may be a suitable investment for you if you:

•	are looking for a regular stream of income, and

•	are prepared to bear the interest rate risks associated with investments in debt securities.

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund normally invests at least 65% of total assets in investment grade securities. The Fund may invest in unrated securities determined by the Advisor to be of comparable quality to investment grade securities at the time of purchase.

The Fund may invest in derivatives, including futures, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns, to hedge some of its investments in debt securities or currencies as a substitute for a position in an underlying asset. The Fund also may invest in private placements to seek to enhance its yield.

The Fund may participate in mortgage dollar rolls up to the amount of allowable investments in mortgage-backed securities and limited to the Fund’s then current position in mortgage-backed securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its coupon, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

5

Columbia Total Return Bond Fund

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Mortgage Dollar Rolls Risk – The Fund uses mortgage dollar rolls, whereby the Fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase those or similar securities at a mutually agreed-upon future date and lower price. These transactions simulate an investment in mortgage-backed securities and have the potential to enhance the Fund’s returns. Mortgage dollar rolls involve the risks that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate.

Mortgage- and Other Asset-Backed Securities Risk – The Fund invests in asset-backed securities, which are interests in, or debt instruments that are backed by, pools of various types of receivables such as credit card, auto, student and home equity loans. The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, information concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements. The Fund also invests in mortgage-backed securities, which are a type of asset-backed security specifically representing interests in, or debt instruments that are backed by, pools of mortgages in which monthly payments made by the individual borrowers on the underlying mortgage loans of both interest and principal (net of fees paid to the issuer or guarantor of the securities) are in effect, “passed through” to the owners of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or by its agencies or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Mortgage-backed securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements such as pool insurance, guarantees issued by governmental entities, a letter of credit from a bank or senior/subordinated structures. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. Most asset-backed securities have prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates. A decline in interest rates may lead to a faster rate of repayment on these securities, causing the Fund to then have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage- and asset-backed securities may be difficult to predict and result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities because of lower than expected prepayment rates, making them more volatile and more sensitive to changes in interest rates.

Structure Risk – The Fund is subject to structure risk, which is the risk that an event might occur (such as a security being prepaid or called) that alters the timing and magnitude of cash flows from a security held by the Fund.

Credit Risk - The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.

Low and Below Investment Grade Securities Risk – The Fund invests in debt securities with the lowest investment grade rating or that are below investment grade. These securities are more speculative in nature than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications, or similar events, and are often issued by smaller, less creditworthy companies or companies with substantial debt. Their value is generally more sensitive than higher-rated securities to the financial condition of their issuers and adverse changes in the economy, which are more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

Issuer Risk – The Fund is subject to issuer risk because it invests in debt securities issued or supported by private entities. Changes in the financial condition of the issuer of a security, in general economic conditions, or in other economic conditions and factors that affect the issuer could impact the issuer’s actual or perceived willingness or ability to make timely interest or principal payments. This could result in a decrease in the value of the security and a decrease in income.

Reinvestment Risk – The Fund is subject to reinvestment risk because it invests in debt securities. Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund’s portfolio.

Liquidity Risk – The Fund invests in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price. An example of illiquid securities is certain types of “restricted securities,” which are not registered under U.S. securities laws and, accordingly, cannot be sold in public transactions because of SEC regulations.

Derivatives Risk – The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential difficulty or inability to terminate or sell its derivative positions, as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Investing in a Columbia or Columbia-Affiliated Fund Risk – The Fund invests in a Columbia or Columbia-affiliated Fund. The Advisor has authority to change the Funds in which the Fund invests or to change the percentage allocations among the Funds. Because different Funds pay management fees to the Advisor or its affiliates, which may vary among the Funds, the Advisor may have a conflict of interest selecting the Funds or determining the relative percentage allocations among them.

Frequent Trading Risk – The Fund’s investment strategy may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Fund will produce short-term capital gains. These gains are generally taxable at higher rates than long-term capital gains for federal income tax purposes. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

6

Columbia Total Return Bond Fund

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Total Return Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Lehman Brothers U.S. Aggregate Index, an unmanaged index made up of the Lehman Brothers U.S. Government/Credit Index, Lehman Brothers Mortgage-Backed Securities Index, Lehman Brothers Asset-Backed Index and Lehman Brothers Commercial Mortgage-Backed Securities Index. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years (a)
Class A shares returns before taxes	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
Class B shares returns before taxes	[	]%	[	]%	[	]%
Class C shares returns before taxes	[	]%	[	]%	[	]%
Lehman Brothers U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B and Class C shares are November 19, 1992, June 7, 1993 and November 16, 1992, respectively. The return for the index shown is from [            ].

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

8

Columbia Total Return Bond Fund

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

9

Columbia Total Return Bond Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[	]%	[	]%	[	]%
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[	]%(a)	[	]%(b)	[	]%(c)

Annual Fund Operating Expenses (e) (deducted from the Fund’s assets)

	Class A Shares		Class B Shares		Class C Shares
Management fees (f)	[	]%	[	]%	[	]%
Distribution and service fees	[	]%	[	]%	[	]%
Other expenses (g)	[	]%	[	]%	[	]%
Total annual Fund operating expenses	[	]%	[	]%	[	]%
Fee waivers and/or reimbursements (h)	[	]%	[	]%	[	]%
Total net expenses (i)	[	]%	[	]%	[	]%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and sell them within one year of buying them. See Choosing a Share Class for details.
(b)	This charge decreases over time. See Choosing a Share Class for details.
(c)	This charge applies to investors who buy Class C shares and sell them within one year of buying them. See Choosing a Share Class for details.
(d)
(e)
(f)
(g)
(h)
(i)

10

Columbia Total Return Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B or Class C shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year,

•	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Total Return Bond Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end and the Fund’s largest five holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

12

Columbia Total Return Bond Fund

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $[ ] billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [            ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

14

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Leonard Aplet

Service with the Fund since October 2004

Investment management experience since 1993

Columbia Management Portfolio Manager since 1987.

Kevin Cronk

Service with the Fund since November 2004

Investment management experience since 1994

Columbia Management Portfolio Manager since 1999.

Richard Cutts

Service with the Fund since November 2006

Investment management experience since 1990

Columbia Management associated since 1994.

Thomas LaPointe

Service with the Fund since March 2005

Investment management experience since 1994

Columbia Management Portfolio Manager since 1999.

Laura Ostrander

Service with the Fund since November 2004

Investment management experience since 1985

Columbia Management Portfolio Manager since 1996.

Carl Pappo

Service with the Fund since November 2006

Investment management experience since 1991

Columbia Management associated since January 1993.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Total Return Bond Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

17

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this Prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.

Investment Limits	none	up to $50,000 (based on aggregate account value) (b)	up to $1,000,000 (per transaction)

Front-End Sales Charges	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase

Conversion Features	none	convert to Class A shares eight years after purchase	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.
(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $49,999. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $49,999 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to the front-end sales charge that generally applies to Class A shares.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution (Rule 12b-1) and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought (a)	Sales charge as a % of the offering price (b)	Sales charge as a % of the net amount invested (b)	Amount retained or paid by selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00	%(c)(d)

(a)	Purchase amounts are aggregated among all Columbia Funds for purposes of this table.
(b)

Because the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases of $0 up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed when a CDSC is deducted if the shares are sold within twelve months from the time they were bought.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $2,999,999, including those in amounts of less than $1 million that are coded as commission eligible trades.

FUNDamentals ™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

20

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you sell those shares within one year of buying them.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you sell them within one year of buying them.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested dividends.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee based program.

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares of up to 5.75% of the offering price per share. The commission is paid by reducing the amount of your investment in the Fund by the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999 (a)	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

(a)	For certain group retirement plans, selling and/or servicing agents will receive a 1.00% commission from the Distributor on all purchases of less than $3 million.

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B and Class C shares, but you may pay a CDSC when you sell your Class B or Class C shares.

The CDSC on Class B and Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

21

Choosing a Share Class

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

22

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. The first breakpoint discount will be applied when your total purchases reach $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals ™

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

•	individual accounts,

•	joint accounts,

•	certain IRA accounts,

•	certain health savings accounts,

•	certain trusts, and

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

23

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into other Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid the application of a CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan and in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

24

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class A	— (a)	— (a)	0.25	%(a)
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%

(a)	The Fund’s Class A shares pay a combined distribution (Rule 12b-1) and service fee pursuant to the Fund’s combined distribution (Rule 12b-1) shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

25

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

26

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

27

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

28

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we

29

Buying, Selling and Exchanging Shares

believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

30

Buying, Selling and Exchanging Shares

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

31

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

•	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

32

Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

33

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

•	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. The rules described below for making exchanges apply to systematic exchanges.

34

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

35

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

36

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Total Return Bond Fund – Class A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

37

Financial Highlights

Columbia Total Return Bond Fund – Class B Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

38

Financial Highlights

Columbia Total Return Bond Fund – Class C Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

39

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Total Return Bond Fund – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

40

Hypothetical Fees and Expenses

Columbia Total Return Bond Fund – Class B Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Total Return Bond Fund – Class C Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

41

Columbia Total Return Bond Fund

For More Information

You’ll find more information about Columbia Total Return Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Total Return Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Total Return Bond Fund (the Fund), which is one of the government and corporate bond funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class Z shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Total Return Bond Fund

FUNDimensions ™

Columbia Total Return Bond Fund

Investment Objective:	Total return, consisting of current income and capital appreciation

Investment Style:

Benchmark:	Lehman Brothers U.S. Aggregate Index

Ticker Symbols:	Class Z: NSFIX

Principal Risks:

Management risk

Market risk

Interest rate risk

U.S. Government obligations risk

Mortgage dollar rolls risk

Mortgage- and other asset-backed securities risk

Structure risk

Credit risk

Municipal securities risk

Low and below investment grade securities risk

Foreign securities risk

Issuer risk

Reinvestment risk

Liquidity risk

Derivatives risk

Changing distribution levels risk

Investing in a Columbia or Columbia-Affiliated Fund risk

FUNDamentals™

Government and Corporate Income Funds

Government and corporate income funds invest primarily in debt securities that may be issued by governments, companies or special purpose entities. Debt securities pay interest at a specified rate on a specified date or dates, and the principal is paid when the security reaches maturity. Prices of debt securities may appreciate as interest rates fall but may lose value as interest rates rise.

Government and corporate income funds may be a suitable investment for you if you:

•	are looking for a regular stream of income, and

•	are prepared to bear the interest rate risks associated with investments in debt securities.

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund normally invests at least 65% of total assets in investment grade securities. The Fund may invest in unrated securities determined by the Advisor to be of comparable quality to investment grade securities at the time of purchase.

The Fund may invest in derivatives, including futures, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns, to hedge some of its investments in debt securities or currencies as a substitute for a position in an underlying asset. The Fund also may invest in private placements to seek to enhance its yield.

The Fund may participate in mortgage dollar rolls up to the amount of allowable investments in mortgage-backed securities and limited to the Fund’s then current position in mortgage-backed securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its coupon, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

5

Columbia Total Return Bond Fund

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Mortgage Dollar Rolls Risk – The Fund uses mortgage dollar rolls, whereby the Fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase those or similar securities at a mutually agreed-upon future date and lower price. These transactions simulate an investment in mortgage-backed securities and have the potential to enhance the Fund’s returns. Mortgage dollar rolls involve the risks that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate.

Mortgage- and Other Asset-Backed Securities Risk – The Fund invests in asset-backed securities, which are interests in, or debt instruments that are backed by, pools of various types of receivables such as credit card, auto, student and home equity loans. The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, information concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements. The Fund also invests in mortgage-backed securities, which are a type of asset-backed security specifically representing interests in, or debt instruments that are backed by, pools of mortgages in which monthly payments made by the individual borrowers on the underlying mortgage loans of both interest and principal (net of fees paid to the issuer or guarantor of the securities) are in effect, “passed through” to the owners of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or by its agencies or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Mortgage-backed securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements such as pool insurance, guarantees issued by governmental entities, a letter of credit from a bank or senior/subordinated structures. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. Most asset-backed securities have prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates. A decline in interest rates may lead to a faster rate of repayment on these securities, causing the Fund to then have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage- and asset-backed securities may be difficult to predict and result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities because of lower than expected prepayment rates, making them more volatile and more sensitive to changes in interest rates.

Structure Risk – The Fund is subject to structure risk, which is the risk that an event might occur (such as a security being prepaid or called) that alters the timing and magnitude of cash flows from a security held by the Fund.

Credit Risk - The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.

Low and Below Investment Grade Securities Risk – The Fund invests in debt securities with the lowest investment grade rating or that are below investment grade. These securities are more speculative in nature than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications, or similar events, and are often issued by smaller, less creditworthy companies or companies with substantial debt. Their value is generally more sensitive than higher-rated securities to the financial condition of their issuers and adverse changes in the economy, which are more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

Issuer Risk – The Fund is subject to issuer risk because it invests in debt securities issued or supported by private entities. Changes in the financial condition of the issuer of a security, in general economic conditions, or in other economic conditions and factors that affect the issuer could impact the issuer’s actual or perceived willingness or ability to make timely interest or principal payments. This could result in a decrease in the value of the security and a decrease in income.

Reinvestment Risk – The Fund is subject to reinvestment risk because it invests in debt securities. Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund’s portfolio.

Liquidity Risk – The Fund invests in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price. An example of illiquid securities is certain types of “restricted securities,” which are not registered under U.S. securities laws and, accordingly, cannot be sold in public transactions because of SEC regulations.

Derivatives Risk – The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential difficulty or inability to terminate or sell its derivative positions, as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Investing in a Columbia or Columbia-Affiliated Fund Risk – The Fund invests in a Columbia or Columbia-affiliated Fund. The Advisor has authority to change the Funds in which the Fund invests or to change the percentage allocations among the Funds. Because different Funds pay management fees to the Advisor or its affiliates, which may vary among the Funds, the Advisor may have a conflict of interest selecting the Funds or determining the relative percentage allocations among them.

Frequent Trading Risk – The Fund’s investment strategy may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Fund will produce short-term capital gains. These gains are generally taxable at higher rates than long-term capital gains for federal income tax purposes. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

6

Columbia Total Return Bond Fund

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Total Return Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Lehman Brothers U.S. Aggregate Index, an unmanaged index made up of the Lehman Brothers U.S. Government/Credit Index, Lehman Brothers Mortgage-Backed Securities Index, Lehman Brothers Asset-Backed Securities Index and Lehman Brothers Commercial Mortgage-Backed Securities Index. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)
Class Z shares returns before taxes	[ ]%	[ ]%	[ ]%
Class Z shares returns after taxes on distributions	[ ]%	[ ]%	[ ]%
Class Z shares returns after taxes on distributions and sale of Fund shares	[ ]%	[ ]%	[ ]%
Lehman Brothers U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

(a)	The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Fund’s Class Z shares is October 30, 1992. The return for the index shown is from [ ].

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

8

Columbia Total Return Bond Fund

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

9

Columbia Total Return Bond Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Class Z Shares
Management fees (b)	[	]%
Other expenses (c)	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (d)	[	]%
Total net expenses (e)	[	]%

(a)
(b)
(c)
(d)
(e)

10

Columbia Total Return Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [                    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Total Return Bond Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end and the Fund’s largest five holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

12

Columbia Total Return Bond Fund

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $[ ] billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [        ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

14

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Leonard Aplet

Service with the Fund since October 2004

Investment management experience since 1993

Columbia Management Portfolio Manager since 1987.

Kevin Cronk

Service with the Fund since November 2004

Investment management experience since 1994

Columbia Management Portfolio Manager since 1999.

Thomas LaPointe

Service with the Fund since March 2005

Investment management experience since 1994

Columbia Management Portfolio Manager since 1999.

Laura Ostrander

Service with the Fund since November 2004

Investment management experience since 1985

Columbia Management Portfolio Manager since 1996.

Richard Cutts

Service with the Fund since November 2006

Investment management experience since 1990

Columbia Management associated since 1994.

Carl Pappo

Service with the Fund since November 2006

Investment management experience since 1991

Columbia Management associated since January 1993.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Total Return Bond Fund	[ ]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v. AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

17

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Conversion Features	none

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

20

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

21

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

22

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

23

Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

24

Buying, Selling and Exchanging Shares

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

25

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, telephone or online.

Buying Shares

Eligible Investors

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

26

Buying, Selling and Exchanging Shares

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

27

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

28

Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply. For example, you may be able to exchange your Class Z shares of the Fund for Class A shares of another Columbia Fund if that other Fund does not offer Class Z shares.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

29

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

30

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

31

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Total Return Bond Fund – Class Z Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

32

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Total Return Bond Fund – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

33

Columbia Total Return Bond Fund

For More Information

You’ll find more information about Columbia Total Return Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

34

Columbia Management®

Columbia Funds

Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia High Income Fund

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia High Income Fund (the Fund), which is one of the feeder funds in the Columbia Funds family of mutual funds (Columbia Funds) that invests all of its assets in another fund, Columbia High Income Master Portfolio (the Master Portfolio). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions. Throughout this Prospectus, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Fund’s various share classes.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Master Portfolio’s investment advisor (the Advisor) and the Fund’s and the Master Portfolio’s administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Master Portfolio, but retains general investment management responsibility for the Master Portfolio, subject to oversight by the Fund’s and the Master Portfolio’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia High Income Fund

FUNDimensions ™

Columbia High Income Fund

Investment Objective:	Total return, consisting of a high level of income and capital appreciation

Investment Style:

Benchmark:	Credit Suisse High Yield Index

Ticker Symbols:	Class A: NAHAX Class B: NHYBX Class C: NYICX

Principal Risks:	Investing in a master portfolio risk

Management risk

Market risk

Low and below investment grade securities risk

Credit risk Changing distribution levels risk Interest rate risk Liquidity risk Foreign securities risk Zero coupon bonds risk Convertible securities risk

FUNDamentals ™

Feeder Funds

Feeder funds do not have their own investment advisor. Feeder funds typically invest all of their assets in another fund, which is called a “master portfolio.” More than one feeder fund may invest in a master portfolio. Each feeder fund may have different share prices and returns than the other feeder funds because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

     Investment Objective

The Fund seeks total return, consisting of a high level of income and capital appreciation.

     Principal Investment Strategies

The Fund invests all or substantially all of its assets in Columbia High Income Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

Under normal circumstances, the Master Portfolio will invest at least 80% of net assets in domestic and foreign corporate below investment grade securities. These securities generally will be, at the time of purchase, rated “BB” or below by Standard & Poor’s Corporation (S&P)(a) or unrated but determined by the Advisor to be of comparable quality. The Master Portfolio will invest primarily in domestic corporate below investment grade securities (including private placements), U.S. dollar-denominated foreign corporate below investment grade securities (including private placements), zero coupon bonds and U.S. Government obligations. The Master Portfolio may invest up to 20% of its assets in equity securities, which may include convertible securities. The Master Portfolio is not managed to a specific duration.

The Advisor has engaged an investment sub-advisor – MacKay Shields LLC (MacKay Shields) – which manages the Master Portfolio on a day-to-day basis, although the Advisor retains general investment management responsibility for the management of the Master Portfolio. MacKay Shields evaluates a security’s potential to generate income and price appreciation to identify investment opportunities and construct the Master Portfolio’s portfolio.

When selecting investments for the Master Portfolio, MacKay Shields:

•	focuses on individual security selection (“bottom-up” analysis).

•	uses fundamental credit analysis.

•	emphasizes current income while attempting to minimize risk to principal.

•	seeks to identify a catalyst for capital appreciation such as an operational or financial restructuring.

•	attempts to manage risk by diversifying the Master Portfolio’s investments across securities of many different issuers.

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

5

MacKay Shields may sell a security when its price reaches a target set by MacKay Shields; if MacKay Shields believes there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; or for other reasons.

The Master Portfolio’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals™

Government and Corporate Income Funds

Government and corporate income funds invest primarily in debt securities that may be issued by governments, companies or special purpose entities. Debt securities pay interest at a specified rate on a specified date or dates, and the principal is paid when the security reaches maturity. Prices of debt securities may appreciate as interest rates fall but may lose value as interest rates rise.

Government and corporate income funds may be a suitable investment for you if you:

•	are looking for a regular stream of income, and

•	are prepared to bear the interest rate risks associated with investments in debt securities.

FUNDamentals™

Below Investment Grade Securities

Below investment grade securities are sometimes referred to as “junk bonds.” Below investment grade securities offer the potential for higher income than other kinds of debt securities with similar maturities, but they also have higher credit risk.

FUNDamentals ™

What are convertible securities?

Convertible securities, which include convertible bonds and convertible preferred stocks, can be exchanged for common stock at a specified rate. The common stock it converts to is called the “underlying” common stock.

Convertible securities typically:

•	have higher income potential than the underlying common stock,

•	are affected less by changes in the stock market than the underlying common stock, and

•	have the potential to change in value if the value of the underlying common stock changes.

FUNDamentals™

CSFB High Yield Index

The CSFB High Yield Index is an unmanaged trader-priced portfolio constructed to mirror the investable universe of the U.S. dollar-denominated high yield debt market. Issues must be publicly registered in the United States or issued under Rule 144A with or without registration rights. The index includes below investment grade, cash pay, zero coupon, stepped-rate and pay-in-kind bonds with at least one year remaining to maturity. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

     Principal Risks

Investing in a Master Portfolio Risk - The Fund invests in a Master Portfolio, but could withdraw its entire, or any part of its, investment from the Master Portfolio if it believes that it is in its best interests to do so (for example, if the Master Portfolio changed its investment objective). If it did, the Fund’s portfolio could be less diversified, and expenses could increase. The Fund might also have to pay increased brokerage, tax or other charges.

The Fund is subject indirectly to the following risks of the Master Portfolio:

Management Risk - The Master Portfolio is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Master Portfolio to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

6

Market Risk – The Master Portfolio is subject to market risk, which refers to the possibility that the market values of securities that the Master Portfolio holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Master Portfolio. Accordingly, an investment in the Master Portfolio could lose money over short or even long periods. The market values of the securities the Master Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Low and Below Investment Grade Securities Risk – The Master Portfolio invests in debt securities with the lowest investment grade rating or that are below investment grade. These securities are more speculative in nature than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications, or similar events, and are often issued by smaller, less creditworthy companies or companies with substantial debt. Their value is generally more sensitive than higher-rated securities to the financial condition of their issuers and adverse changes in the economy, which are more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium - a high interest rate or yield - because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

Credit Risk – The Master Portfolio is subject to credit risk, which applies to most debt securities. The Master Portfolio could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Changing Distribution Levels Risk – The Master Portfolio’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Master Portfolio holds. The Master Portfolio may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Master Portfolio invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Master Portfolio receives from it but will affect the value of the Master Portfolio’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

7

Liquidity Risk – The Master Portfolio invests in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Master Portfolio may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price. An example of illiquid securities is certain types of “restricted securities,” which are not registered under U.S. securities laws and, accordingly, cannot be sold in public transactions because of SEC regulations.

Foreign Securities Risk – The Master Portfolio invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Master Portfolio may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Master Portfolio may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

Zero Coupon Bonds Risk – The Master Portfolio invests in zero coupon bonds, which are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities held by the Master Portfolio that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Master Portfolio and distributed to its interestholders.

Convertible Securities Risk – The Master Portfolio invests in convertible securities, which are bonds, debentures, notes, preferred stocks or other securities that can be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security may only be redeemed or converted after a particular date and under certain circumstances (including a specified price) established upon issue. The market value of a convertible security tends to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia High Income Fund

     Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia High Income Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Credit Suisse High Yield Index, an unmanaged index that mirrors the high yield debt market. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		Since Inception(a)
Class A shares returns before taxes	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
Class B shares returns before taxes	[	]%	[	]%	[	]%
Class C shares returns before taxes	[	]%	[	]%	[	]%
CSFB High Yield Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B and Class C shares are February 14, 2000, February 17, 2000 and March 8, 2000, respectively. The return for the index shown is from January 31, 2000.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

10

Columbia High Income Fund

     Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

11

Columbia High Income Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[	]%	[	]%	[	]%
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[	]%(a)	[	]%(b)	[	]%(c)

Annual Fund Operating Expenses (d) (deducted from the Fund’s assets)

	Class A Shares		Class B Shares		Class C Shares
Management fees (e)	[	]%	[	]%	[	]%
Distribution and service fees	[	]%	[	]%	[	]%
Other expenses (f)	[	]%	[	]%	[	]%
Total annual Fund operating expenses	[	]%	[	]%	[	]%
Fee waivers and/or reimbursements (g)	[	]%	[	]%	[	]%
Total net expenses (h)	[	]%	[	]%	[	]%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and sell them within one year of buying them. See Choosing a Share Class for details.
(b)	This charge decreases over time. See Choosing a Share Class for details.
(c)	This charge applies to investors who buy Class C shares and sell them within one year of buying them. See Choosing a Share Class for details.
(d)

These fees and expenses and the example below include the Fund’s portion of the fees and expenses deducted from the assets of the Master Portfolio. The terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus.

(e)
(f)
(g)
(h)

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Columbia High Income Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B or Class C shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year,

•	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia High Income Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end and the Fund’s largest 10 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $[ ] billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

The Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Accordingly, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus. The Advisor earns its fee as the investment advisor to the Master Portfolio.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Master Portfolio, determining what securities and other investments the Master Portfolio should buy or sell and executing the Master Portfolio’s portfolio transactions. While the Advisor is responsible for the investment management of the Master Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Master Portfolio’s investments.

The Master Portfolio pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Master Portfolio and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

The Sub-Advisor(s)

The Advisor has engaged an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Master Portfolio. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Master Portfolio’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Master Portfolio change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with the sub-advisor(s) is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

15

Management of the Fund

MacKay Shields LLC

MacKay Shields is the Master Portfolio’s investment sub-advisor. Located at 9 West 57th Street, New York, New York 10019, MacKay Shields was organized in 1938 as an independently-wholly owned subsidiary of New York Life Insurance Company. MacKay Shields currently has approximately $[    ] billion in assets under management.

MacKay Shields Portfolio Managers

MacKay Shields’ High Yield Portfolio Management Team is responsible for making the day-to-day decisions for the Master Portfolio. J. Matthew Philo is the lead portfolio manager responsible for making the day-to-day investment decisions for the Master Portfolio. Remember that the Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Information about the lead portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

J. Matthew Philo, CFS

Service with the Fund since inception

Investment management experience since 1984

Mr. Philo has served as Senior Managing Director of MacKay Shields since 2004. Prior to joining MacKay Shields in 1996, Mr. Philo was an analyst and portfolio manager at Thorsell, Parker Partners Inc.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The table below shows the combined administration fees paid by the Fund and the Master Portfolio. The fee is calculated as an annual percentage of average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia High Income Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

     Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

18

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this Prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.

Investment Limits	none	up to $50,000 (based on aggregate account value) (b)	up to $1,000,000 (per transaction)

Front-End Sales Charges	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase

Conversion Features	none	convert to Class A shares eight years after purchase	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.
(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $49,999. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $49,999 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to the front-end sales charge that generally applies to Class A shares.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution (Rule 12b-1) and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought (a)	Sales charge as a % of the offering price (b)	Sales charge as a % of the net amount invested (b)	Amount retained or paid by selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00	%(c)(d)

(a)	Purchase amounts are aggregated among all Columbia Funds for purposes of this table.
(b)

Because the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases of $0 up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed when a CDSC is deducted if the shares are sold within twelve months from the time they were bought.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $2,999,999, including those in amounts of less than $1 million that are coded as commission eligible trades.

FUNDamentals ™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

21

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you sell those shares within one year of buying them.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you sell them within one year of buying them.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested dividends.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee based program.

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares of up to 5.75% of the offering price per share. The commission is paid by reducing the amount of your investment in the Fund by the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999 (a)	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

(a)	For certain group retirement plans, selling and/or servicing agents will receive a 1.00% commission from the Distributor on all purchases of less than $3 million.

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B and Class C shares, but you may pay a CDSC when you sell your Class B or Class C shares.

The CDSC on Class B and Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

22

Choosing a Share Class

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

23

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. The first breakpoint discount will be applied when your total purchases reach $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals ™

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

•	individual accounts,

•	joint accounts,

•	certain IRA accounts,

•	certain health savings accounts,

•	certain trusts, and

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

24

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into other Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid the application of a CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan and in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

25

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class A	— (a)	— (a)	0.25	%(a)
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%

(a)	The Fund’s Class A shares pay a combined distribution (Rule 12b-1) and service fee pursuant to the Fund’s combined distribution (Rule 12b-1) shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

26

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

27

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

28

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

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Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

30

Buying, Selling and Exchanging Shares

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

31

Buying, Selling and Exchanging Shares

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

•	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

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Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

34

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

•	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. The rules described below for making exchanges apply to systematic exchanges.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

36

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

37

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia High Income Fund – Class A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

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Financial Highlights

Columbia High Income Fund – Class B Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)

(c)

39

Financial Highlights

Columbia High Income Fund – Class C Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

40

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia High Income Fund – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

41

Hypothetical Fees and Expenses

Columbia High Income Fund – Class B Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia High Income Fund – Class C Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

42

Columbia High Income Fund

For More Information

You’ll find more information about Columbia High Income Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia High Income Fund

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia High Income Fund (the Fund), which is one of the feeder funds in the Columbia Funds family of mutual funds (Columbia Funds) that invests all of its assets in another fund, Columbia High Income Master Portfolio (the Master Portfolio). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions. Throughout this Prospectus, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class Z shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Master Portfolio’s investment advisor (the Advisor) and the Fund’s and the Master Portfolio’s administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Master Portfolio, but retains general investment management responsibility for the Master Portfolio, subject to oversight by the Fund’s and the Master Portfolio’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia High Income Fund

FUNDimensions ™

Columbia High Income Fund

Investment Objective:	Total return, consisting of a high level of income and capital appreciation

Investment Style:

Benchmark:	Credit Suisse High Yield Index

Ticker Symbols:	Class Z: NYPAX

Principal Risks:	Investing in a master portfolio risk

Management risk

Market risk

Low and below investment grade securities risk

Credit risk

Changing distribution levels risk

Interest rate risk

Liquidity risk

Foreign securities risk

Zero coupon bonds risk

Convertible securities risk

FUNDamentals™

Feeder Funds

Feeder funds do not have their own investment advisor. Feeder funds typically invest all of their assets in another fund, which is called a “master portfolio.” More than one feeder fund may invest in a master portfolio. Each feeder fund may have different share prices and returns than the other feeder funds because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

     Investment Objective

The Fund seeks total return, consisting of a high level of income and capital appreciation.

     Principal Investment Strategies

The Fund invests all or substantially all of its assets in Columbia High Income Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

Under normal circumstances, the Master Portfolio will invest at least 80% of net assets in domestic and foreign corporate below investment grade securities. These securities generally will be, at the time of purchase, rated “BB” or below by Standard & Poor’s Corporation (S&P)(a) or unrated but determined by the Advisor to be of comparable quality. The Master Portfolio will invest primarily in domestic corporate below investment grade securities (including private placements), U.S. dollar-denominated foreign corporate below investment grade securities (including private placements), zero coupon bonds and U.S. Government obligations. The Master Portfolio may invest up to 20% of its assets in equity securities, which may include convertible securities. The Master Portfolio is not managed to a specific duration.

The Advisor has engaged an investment sub-advisor – MacKay Shields LLC (MacKay Shields) – which manages the Master Portfolio on a day-to-day basis, although the Advisor retains general investment management responsibility for the management of the Master Portfolio. MacKay Shields evaluates a security’s potential to generate income and price appreciation to identify investment opportunities and construct the Master Portfolio’s portfolio.

When selecting investments for the Master Portfolio, MacKay Shields:

•	focuses on individual security selection (“bottom-up” analysis).
•	uses fundamental credit analysis.

•	emphasizes current income while attempting to minimize risk to principal.

•	seeks to identify a catalyst for capital appreciation such as an operational or financial restructuring.

•	attempts to manage risk by diversifying the Master Portfolio’s investments across securities of many different issuers.

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

5

MacKay Shields may sell a security when its price reaches a target set by MacKay Shields; if MacKay Shields believes there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; or for other reasons.

The Master Portfolio’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals™

Government and Corporate Income Funds

Government and corporate income funds invest primarily in debt securities that may be issued by governments, companies or special purpose entities. Debt securities pay interest at a specified rate on a specified date or dates, and the principal is paid when the security reaches maturity. Prices of debt securities may appreciate as interest rates fall but may lose value as interest rates rise.

Government and corporate income funds may be a suitable investment for you if you:

•	are looking for a regular stream of income, and

•	are prepared to bear the interest rate risks associated with investments in debt securities.

FUNDamentals™

Below Investment Grade Securities

Below investment grade securities are sometimes referred to as “junk bonds.” Below investment grade securities offer the potential for higher income than other kinds of debt securities with similar maturities, but they also have higher credit risk.

FUNDamentals™

What are convertible securities?

Convertible securities, which include convertible bonds and convertible preferred stocks, can be exchanged for common stock at a specified rate. The common stock it converts to is called the “underlying” common stock.

Convertible securities typically:

•	have higher income potential than the underlying common stock,

•	are affected less by changes in the stock market than the underlying common stock, and

•	have the potential to change in value if the value of the underlying common stock changes.

FUNDamentals™

CSFB High Yield Index

The CSFB High Yield Index is an unmanaged trader-priced portfolio constructed to mirror the investable universe of the U.S. dollar-denominated high yield debt market. Issues must be publicly registered in the United States or issued under Rule 144A with or without registration rights. The index includes below investment grade, cash pay, zero coupon, stepped-rate and pay-in-kind bonds with at least one year remaining to maturity. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

     Principal Risks

Investing in a Master Portfolio Risk – The Fund invests in a Master Portfolio, but could withdraw its entire, or any part of its, investment from the Master Portfolio if it believes that it is in its best interests to do so (for example, if the Master Portfolio changed its investment objective). If it did, the Fund’s portfolio could be less diversified, and expenses could increase. The Fund might also have to pay increased brokerage, tax or other charges.

The Fund is subject indirectly to the following risks of the Master Portfolio:

Management Risk – The Master Portfolio is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Master Portfolio to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

6

Market Risk – The Master Portfolio is subject to market risk, which refers to the possibility that the market values of securities that the Master Portfolio holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Master Portfolio. Accordingly, an investment in the Master Portfolio could lose money over short or even long periods. The market values of the securities the Master Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Low and Below Investment Grade Securities Risk – The Master Portfolio invests in debt securities with the lowest investment grade rating or that are below investment grade. These securities are more speculative in nature than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications, or similar events, and are often issued by smaller, less creditworthy companies or companies with substantial debt. Their value is generally more sensitive than higher-rated securities to the financial condition of their issuers and adverse changes in the economy, which are more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium — a high interest rate or yield — because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

Credit Risk – The Master Portfolio is subject to credit risk, which applies to most debt securities. The Master Portfolio could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Changing Distribution Levels Risk – The Master Portfolio’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Master Portfolio holds. The Master Portfolio may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Master Portfolio invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Master Portfolio receives from it but will affect the value of the Master Portfolio’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

7

Liquidity Risk – The Master Portfolio invests in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Master Portfolio may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price. An example of illiquid securities is certain types of “restricted securities,” which are not registered under U.S. securities laws and, accordingly, cannot be sold in public transactions because of SEC regulations.

Foreign Securities Risk – The Master Portfolio invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Master Portfolio may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Master Portfolio may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

Zero Coupon Bonds Risk – The Master Portfolio invests in zero coupon bonds, which are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities held by the Master Portfolio that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Master Portfolio and distributed to its interestholders.

Convertible Securities Risk – The Master Portfolio invests in convertible securities, which are bonds, debentures, notes, preferred stocks or other securities that can be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security may only be redeemed or converted after a particular date and under certain circumstances (including a specified price) established upon issue. The market value of a convertible security tends to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia High Income Fund

     Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia High Income Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Credit Suisse High Yield Index, an unmanaged index that mirrors the high yield debt market. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		Since Inception(a)
Class Z shares returns before taxes	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
CSFB High Yield Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Fund’s Class Z shares is February 14, 2000. The return for the index shown is from January 31, 2000.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

10

Columbia High Income Fund

     Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

11

Columbia High Income Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Class Z Shares
Management fees (b)	[	]%
Other expenses (c)	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (d)	[	]%
Total net expenses (e)	[	]%

(a)

These fees and expenses and the example below include the Fund’s portion of the fees and expenses deducted from the assets of the Master Portfolio. The terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus.

(b)
(c)
(d)
(e)

12

Columbia High Income Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia High Income Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end and the Fund’s largest 10 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $[ ] billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

The Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Accordingly, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus. The Advisor earns its fee as the investment advisor to the Master Portfolio.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Master Portfolio, determining what securities and other investments the Master Portfolio should buy or sell and executing the Master Portfolio’s portfolio transactions. While the Advisor is responsible for the investment management of the Master Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Master Portfolio’s investments.

The Master Portfolio pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Master Portfolio and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

The Sub-Advisor(s)

The Advisor has engaged an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Master Portfolio. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Master Portfolio’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Master Portfolio change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with the sub-advisor(s) is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

15

Management of the Fund

MacKay Shields LLC

MacKay Shields is the Master Portfolio’s investment sub-advisor. Located at 9 West 57th Street, New York, New York 10019, MacKay Shields was organized in 1938 as an independently-wholly owned subsidiary of New York Life Insurance Company. MacKay Shields currently has approximately $[ ] billion in assets under management.

MacKay Shields Portfolio Managers

MacKay Shields’ High Yield Portfolio Management Team is responsible for making the day-to-day decisions for the Master Portfolio. J. Matthew Philo is the lead portfolio manager responsible for making the day-to-day investment decisions for the Master Portfolio. Remember that the Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Information about the lead portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

J. Matthew Philo, CFS

Service with the Fund since inception

Investment management experience since 1984

Mr. Philo has served as Senior Managing Director of MacKay Shields since 2004. Prior to joining MacKay Shields in 1996, Mr. Philo was an analyst and portfolio manager at Thorsell, Parker Partners Inc.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The table below shows the combined administration fees paid by the Fund and the Master Portfolio. The fee is calculated as an annual percentage of average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia High Income Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

     Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

18

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Conversion Features	none

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

21

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

22

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

23

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

24

Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

25

Buying, Selling and Exchanging Shares

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

26

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, telephone or online.

Buying Shares

Eligible Investors

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

27

Buying, Selling and Exchanging Shares

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

28

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

29

Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply. For example, you may be able to exchange your Class Z shares of the Fund for Class A shares of another Columbia Fund if that other Fund does not offer Class Z shares.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

30

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

31

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

32

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia High Income Fund – Class Z Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

33

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia High Income Fund – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

34

Columbia High Income Fund

For More Information

You’ll find more information about Columbia High Income Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

35

Columbia Management®

Columbia Funds

Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia International Value Fund

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia International Value Fund (the Fund), which is one of the feeder funds in the Columbia Funds family of mutual funds (Columbia Funds) that invests all of its assets in another fund, Columbia International Value Master Portfolio (the Master Portfolio). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions. Throughout this Prospectus, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Fund’s various share classes.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Master Portfolio’s investment advisor (the Advisor) and the Fund’s and the Master Portfolio’s administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Master Portfolio, but retains general investment management responsibility for the Master Portfolio, subject to oversight by the Fund’s and the Master Portfolio’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia International Value Fund

FUNDimensions ™

Columbia International Value Fund

Investment Objective:	Long-term capital appreciation

Investment Style:

Benchmark:	MSCI EAFE Index

Ticker Symbols:	Class A: NIVLX Class B: NBIVX Class C: NVICX

Principal Risks:	Investing in a master portfolio risk

Management risk

Market risk

Value investment strategy risk

Foreign securities risk

Emerging market securities risk

FUNDamentals ™

Feeder Funds

Feeder funds do not have their own investment advisor. Feeder funds typically invest all of their assets in another fund, which is called a “master portfolio.” More than one feeder fund may invest in a master portfolio. Each feeder fund may have different share prices and returns than the other feeder funds because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

FUNDamentals ™

International Equity Funds

International equity funds invest primarily in equity securities of companies outside of the United States.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities involve special risks not associated with investing in the U.S. stock market.

International equity funds may be a suitable investment for you if you:

•	have longer-term investment goals,

•	maintain a diversified investment portfolio,

•	are not looking for a regular stream of income, and

•	are prepared to accept the risks associated with foreign securities.

     Investment Objective

The Fund seeks long-term capital appreciation.

     Principal Investment Strategies

The Fund invests all or substantially all of its assets in Columbia International Value Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

Under normal circumstances, the Master Portfolio will invest at least 65% of total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Master Portfolio typically invests in foreign companies in at least three countries, other than the United States, at any one time. The Master Portfolio will invest primarily in foreign equity securities, either directly or indirectly through closed-end investment companies and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

To help manage risk, the Master Portfolio has the following limits on its investments, which are applied at the time an investment is made. The Master Portfolio:

•	normally will invest no more than 5% of total assets in a single security.

•

typically will invest up to the greater of (i) 20% of total assets in a single country or industry or (ii) 150% of the weighting of a single country or industry in the MSCI EAFE Index (limited to less than 25% of total assets in a single industry, other than U.S. Government obligations).

•	generally may not invest more than 20% of total assets in emerging market countries.

The Advisor has engaged an investment sub-advisor – Brandes Investment Partners, L.P. (Brandes) – which manages the Master Portfolio on a day-to-day basis, although the Advisor retains general investment management responsibility for the management of the Master Portfolio. Brandes uses the “Graham and Dodd” value approach to managing the Master Portfolio. Brandes invests in a company when its current price appears to be below its “true” long-term – or intrinsic – value.

5

Brandes uses fundamental analysis to determine intrinsic value, and will consider, among other factors, a company’s earnings, book value, cash flow, capital structure and management record, as well as its industry and position within that industry. This analysis includes a review of company reports, filings with the SEC, computer databases, industry publications, general and business publications, brokerage firm research reports and other information sources, as well as interviews with company management.

Brandes may sell a security when its price reaches a target set by Brandes, when Brandes believes other investments are more attractive, or for other reasons.

FUNDamentals ™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals ™

What is the Graham and Dodd approach to investing?

Benjamin Graham is widely regarded as the founder of this classic value approach to investing and a pioneer in modern security analysis. In his 1934 book, Security Analysis, co-written by David Dodd, Graham introduced the idea that equity securities should be chosen by identifying the “true” long-term – or intrinsic – value of a company based on measurable data. Benjamin Graham and David Dodd have never had any affiliation with the Fund.

Brandes follows this approach, looking at each equity security as though it’s a business that’s for sale. By buying equity securities at what it believes are favorable prices, Brandes looks for the potential for appreciation over the business cycle, and for a margin of safety against price declines.

FUNDamentals ™

What is value investing?

Value investing means looking for “undervalued” companies – companies that may be currently out of favor and selling at prices below where the Advisor believes “true” value is and therefore may have potential to increase in value.

     Principal Risks

Investing in a Master Portfolio Risk – The Fund invests in a Master Portfolio, but could withdraw its entire, or any part of its, investment from the Master Portfolio if it believes that it is in its best interests to do so (for example, if the Master Portfolio changed its investment objective). If it did, the Fund’s portfolio could be less diversified, and expenses could increase. The Fund might also have to pay increased brokerage, tax or other charges.

The Fund is subject indirectly to the following risks of the Master Portfolio:

Management Risk – The Master Portfolio is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Master Portfolio to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Master Portfolio is subject to market risk, which refers to the possibility that the market values of securities that the Master Portfolio holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Master Portfolio. Accordingly, an investment in the Master Portfolio could lose money over short or even long periods. The market values of the securities the Master Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Value Investment Strategy Risk – The Master Portfolio’s value style investment strategy attempts to identify companies whose stocks may be undervalued, with the expectation that they will rise in value. Value stocks are stocks of companies that, for example, may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in turn, potentially undervalued. If the assessment of a company’s value is incorrect, the price of the company’s stock may fall, or may not approach the value placed on it. There is also a risk that it may take longer than expected for the value of these investments to rise. In addition, value stocks, at times, may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for extended periods of time.

6

Foreign Securities Risk – The Master Portfolio invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Master Portfolio may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Master Portfolio may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

Emerging Market Securities Risk – The Master Portfolio invests in securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa. These securities are more likely to have exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting from rapid social, political and economic development. Their securities markets are less developed and more thinly traded and their economies less mature. As such, emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some countries may experience periods of high inflation or rapid changes in inflation rates.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia International Value Fund

     Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia International Value Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the MSCI EAFE Index, an unmanaged, capitalization weighted index that measures the performance of companies in developed markets outside of the United States and Canada, including European, Australasian and Far Eastern markets. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years/Since Inception (a)
Class A shares returns before taxes	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
Class B shares returns before taxes	[	]%	[	]%	[	]%
Class C shares returns before taxes	[	]%	[	]%	[	]%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B and Class C shares are December 27, 1995, May 22, 1998 and June 15, 1998, respectively. The return for the index shown is from December 31, 1995.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

9

Columbia International Value Fund

     Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

10

Columbia International Value Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[	]%	[	]%	[	]%
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[	]%(a)	[	]%(b)	[	]%(c)
Redemption fee, as a % of total redemption proceeds	2.00	%(d)	2.00	%(d)	2.00	%(d)

Annual Fund Operating Expenses (e) (deducted from the Fund’s assets)

	Class A Shares		Class B Shares		Class C Shares
Management fees (f)	[	]%	[	]%	[	]%
Distribution and service fees	[	]%	[	]%	[	]%
Other expenses (g)	[	]%	[	]%	[	]%
Total annual Fund operating expenses	[	]%	[	]%	[	]%
Fee waivers and/or reimbursements (h)	[	]%	[	]%	[	]%
Total net expenses (i)	[	]%	[	]%	[	]%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and sell them within one year of buying them. See Choosing a Share Class for details.
(b)	This charge decreases over time. See Choosing a Share Class for details.
(c)	This charge applies to investors who buy Class C shares and sell them within one year of buying them. See Choosing a Share Class for details.
(d)	This redemption fee may apply to shares that are redeemed (either by sale or exchange) within 60 days of purchase. See Choosing a Share Class – Redemption Fees for details.
(e)

These fees and expenses and the example below include the Fund’s portion of the fees and expenses deducted from the assets of the Master Portfolio. The terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus.

(f)
(g)
(h)
(i)

11

Columbia International Value Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B or Class C shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year,

•	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia International Value Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise sated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $312 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, private investment companies and financial intermediaries.

The Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Accordingly, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus. The Advisor earns its fee as the investment advisor to the Master Portfolio.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Master Portfolio, determining what securities and other investments the Master Portfolio should buy or sell and executing the Master Portfolio’s portfolio transactions. While the Advisor is responsible for the investment management of the Master Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Master Portfolio’s investments.

The Master Portfolio pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Master Portfolio and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [            ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

The Sub-Advisor(s)

The Advisor has engaged an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Master Portfolio. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Master Portfolio’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Master Portfolio change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with the sub-advisor(s) is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

14

Management of the Fund

Brandes Investment Partners, L.P.

Founded in 1974 and located at 11988 El Camino Real, Suite 500, San Diego, California 92130, Brandes is a registered investment advisor. As of [            ], Brandes had approximately $[            ]billion in assets under management. Brandes uses a value-oriented approach to managing global investments, seeking to build wealth by buying high quality, undervalued stocks.

Brandes Portfolio Managers

Brandes’s Large Cap Investment Committee is responsible for making the day-to-day investment decisions for the Master Portfolio. Remember that the Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Information about the six voting members of Brandes’s Large Cap Investment Committee that are primarily responsible for overseeing the Master Portfolio’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Glenn R. Carlson, CFA

Service with the Fund since inception

Investment management experience since 1983

Mr. Carlson has served as Chief Executive Officer of Brandes since 2004. Prior to 2004 he served as Co-Chief Executive Officer of Brandes, and from 1996 to 2002 he served as a Managing Partner at Brandes.

Brent V. Woods, CFA

Service with the Fund since inception

Investment management experience since 1995

Mr. Woods has served as Managing Director of Investments at Brandes since 2002. From 1998 to 2002 he served as a Managing Partner at Brandes.

Keith Colestock, CFA

Service with the Fund since inception

Investment management experience since 1990

Mr. Colestock has served as a Director of Investments at Brandes since 2004, and from 2001 to 2004 he served as a Senior Research Analyst at Brandes.

Amelia Maccoun Morris, CFA

Service with the Fund since inception

Investment management experience since 1988

Ms. Maccoun Morris has served as a Director of Investments at Brandes since 2004. From 1998 to 2004 she served as a Senior Research Analyst at Brandes.

W. James Brown, CFA

Service with the Fund since inception

Investment management experience since 1984

Mr. Brown has served as a Director of Investments at Brandes since 2004. Prior to 2004 he served as a Senior Research Analyst at Brandes.

Brent Fredberg

Service with the Fund since 2005

Investment management experience since 1994

Mr. Fredberg has served as a Senior Research Analyst at Brandes since 2003, and he served as an Analyst at Brandes from 1999 to 2003.

15

Management of the Fund

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The table below shows the combined administration fees paid by the Fund and the Master Portfolio. The fee is calculated as an annual percentage of average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia International Value Fund	[ ]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

     Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

18

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this Prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.

Investment Limits	none	up to $50,000 (based on aggregate account value) (b)	up to $1,000,000 (per transaction)

Front-End Sales Charges	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase

Conversion Features	none	convert to Class A shares eight years after purchase	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.
(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $49,999. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $49,999 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to the front-end sales charge that generally applies to Class A shares.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution (Rule 12b-1) and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought (a)	Sales charge as a % of the offering price (b)	Sales charge as a % of the net amount invested (b)	Amount retained or paid by selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00	%(c)(d)

(a)	Purchase amounts are aggregated among all Columbia Funds for purposes of this table.
(b)

Because the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases of $0 up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed when a CDSC is deducted if the shares are sold within twelve months from the time they were bought.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $2,999,999, including those in amounts of less than $1 million that are coded as commission eligible trades.

FUNDamentals ™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

21

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you sell those shares within one year of buying them.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you sell them within one year of buying them.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested dividends.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee based program.

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares of up to 5.75% of the offering price per share. The commission is paid by reducing the amount of your investment in the Fund by the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999 (a)	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

(a)	For certain group retirement plans, selling and/or servicing agents will receive a 1.00% commission from the Distributor on all purchases of less than $3 million.

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B and Class C shares, but you may pay a CDSC when you sell your Class B or Class C shares.

The CDSC on Class B and Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

22

Choosing a Share Class

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

23

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. The first breakpoint discount will be applied when your total purchases reach $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals ™

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

•	individual accounts,

•	joint accounts,

•	certain IRA accounts,

•	certain health savings accounts,

•	certain trusts, and

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

24

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into other Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid the application of a CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan and in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

25

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class A	— (a)	— (a)	0.25	%(a)
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%

(a)	The Fund’s Class A shares pay a combined distribution (Rule 12b-1) and service fee pursuant to the Fund’s combined distribution (Rule 12b-1) shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

26

Choosing a Share Class

Redemption Fees

When you sell or exchange shares of a mutual fund, the fund effectively buys those shares back from you in what is called a redemption.

The international/global equity funds in the Columbia Funds Family assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds from Fund shares that you redeem (either by sale or exchange into another Columbia Fund) within 60 days of buying them. To determine which shares you are selling in a transaction, Columbia Funds generally applies a first-in, first-out approach. For shares of a Fund that you acquired by exchange, the period you held shares of another Fund prior to the exchange will not be considered in determining whether the redemption fee applies. When it does apply, the redemption fee is paid to the Columbia Fund from which you are redeeming shares (either by sale or exchange into another Columbia Fund).

The redemption fee described above will not be imposed if you qualify for a waiver and Columbia Funds has received proper notification of your qualification. We will redeem any shares that are eligible for a waiver first. Please be aware that it is the responsibility of you and your financial advisor to notify Columbia Funds that you may qualify for a waiver before you buy or sell your shares.

The categories of transactions which qualify for a waiver of the redemption fee are as follows:

•	shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner;

•

shares sold by or distributions from participant-directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing and money purchase pension plans, where Columbia Funds does not have access to information about the individual participant account activity, except where Columbia Funds has received an indication that the plan administrator is able to assess the redemption fee on the appropriate accounts;

•

shares sold by certain investment funds (e.g., Columbia LifeGoal Portfolios and Future Scholar) that have provided assurances reasonably satisfactory to the Advisor that the investment fund is not a vehicle for excessive trading practices (the Advisor or its affiliates may manage certain of the approved investment funds);

•

shares sold in certain transactions in connection with certain asset allocation or wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Advisor that the program is not designed to be a vehicle for excessive trading practices;

•

shares sold by accounts where Columbia Funds has received information reasonably satisfactory to the Advisor indicating that financial intermediaries maintaining the accounts are currently unable for administrative reasons to assess the redemption fee on underlying shareholders;

•	shares sold by an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Advisor;

•	shares that were bought with reinvested distributions;

•	shares that are sold or exchanged through Columbia Funds’ Systematic Withdrawal Plan or Systematic Exchange Feature or similar affiliated or unaffiliated automated plans; and

•

the following retirement plan distributions: lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a “key employee” of a “top heavy” plan); and distributions from an individual retirement account (IRA) or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/2 .

Columbia Funds also has the discretion to waive the 2.00% redemption fee if a Fund is in jeopardy of failing the 90% income test prescribed by the Internal Revenue Code which must be met to maintain its registered investment company (RIC) status or otherwise losing its RIC qualification for tax purposes.

Certain financial intermediaries may not assess a redemption fee on certain categories of redemptions that they believe do not present significant excessive trading practices concerns (such as Systematic Withdrawal Plan redemptions). For a discussion of the effects of excessive trading practices, please see Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Conversely, certain financial intermediaries may assess a redemption fee on certain redemptions by accounts maintained with them that would be exempt from the redemption fee if the accounts were maintained directly with

27

Choosing a Share Class

the Transfer Agent or with a different financial intermediary. Columbia Funds and its agents reserve the right to permit imposition of the redemption fee under these circumstances. Columbia Funds’ ability to assess redemption fees or apply waivers is generally limited by the policies of these financial intermediaries. Accordingly, the parameters of the exemption categories described above are subject to the different policies of the various financial intermediaries that maintain accounts. You should check with your financial intermediary about its redemption fee and waiver policies before investing or submitting a redemption order within the specified time periods.

Columbia Funds reserves the right to impose the redemption fee in the future if it determines that a financial intermediary that previously did not or was not able to assess the redemption fee on underlying shareholders has developed the policy or capability to assess the fee on some or all of its underlying shareholders. However, Columbia Funds may determine not to impose the redemption fee under certain circumstances. From time to time, as circumstances change, Columbia Funds may modify or eliminate certain exemption categories without advance notice to shareholders.

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Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

29

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

30

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

31

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

32

Buying, Selling and Exchanging Shares

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

33

Buying, Selling and Exchanging Shares

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

34

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

•	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

35

Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

36

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

•	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. The rules described below for making exchanges apply to systematic exchanges.

37

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on an annual basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

38

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

•

Because it is an international/global equity fund, if in a taxable year more than half of the Fund’s assets consist of foreign securities, and the Fund makes a special election, you will generally be required to treat your proportionate amount of foreign income taxes paid by the Fund as foreign income taxes paid directly by you; generally you will be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

39

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia International Value Fund – Class A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

40

Financial Highlights

Columbia International Value Fund – Class B Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

41

Financial Highlights

Columbia International Value Fund – Class C Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

42

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia International Value Fund – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

43

Hypothetical Fees and Expenses

Columbia International Value Fund – Class B Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia International Value Fund – Class C Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

44

Columbia International Value Fund

For More Information

You’ll find more information about Columbia International Value Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia International Value Fund

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia International Value Fund (the Fund), which is one of the feeder funds in the Columbia Funds family of mutual funds (Columbia Funds) that invests all of its assets in another fund, Columbia International Value Master Portfolio (the Master Portfolio). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions. Throughout this Prospectus, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class Z shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Master Portfolio’s investment advisor (the Advisor) and the Fund’s and the Master Portfolio’s administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Master Portfolio, but retains general investment management responsibility for the Master Portfolio, subject to oversight by the Fund’s and the Master Portfolio’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia International Value Fund

FUNDimensions ™

Columbia International Value Fund

Investment Objective:	Long-term capital appreciation

Investment Style:

Benchmark:	MSCI EAFE Index

Ticker Symbols:	Class Z: EMIEX

Principal Risks:	Investing in a master portfolio risk

Management risk

Market risk

Value investment strategy risk

Foreign securities risk

Emerging market securities risk

FUNDamentals ™

Feeder Funds

Feeder funds do not have their own investment advisor. Feeder funds typically invest all of their assets in another fund, which is called a “master portfolio.” More than one feeder fund may invest in a master portfolio. Each feeder fund may have different share prices and returns than the other feeder funds because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

FUNDamentals ™

International Equity Funds

International equity funds invest primarily in equity securities of companies outside of the United States.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities involve special risks not associated with investing in the U.S. stock market.

International equity funds may be a suitable investment for you if you:

•	have longer-term investment goals,

•	maintain a diversified investment portfolio,

•	are not looking for a regular stream of income, and

•	are prepared to accept the risks associated with foreign securities.

     Investment Objective

The Fund seeks long-term capital appreciation.

     Principal Investment Strategies

The Fund invests all or substantially all of its assets in Columbia International Value Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

Under normal circumstances, the Master Portfolio will invest at least 65% of total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Master Portfolio typically invests in foreign companies in at least three countries, other than the United States, at any one time. The Master Portfolio will invest primarily in foreign equity securities, either directly or indirectly through closed-end investment companies and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

To help manage risk, the Master Portfolio has the following limits on its investments, which are applied at the time an investment is made. The Master Portfolio:

•	normally will invest no more than 5% of total assets in a single security.

•

typically will invest up to the greater of (i) 20% of total assets in a single country or industry or (ii) 150% of the weighting of a single country or industry in the MSCI EAFE Index (limited to less than 25% of total assets in a single industry, other than U.S. Government obligations).

•	generally may not invest more than 20% of total assets in emerging market countries.

The Advisor has engaged an investment sub-advisor – Brandes Investment Partners, L.P. (Brandes) – which manages the Master Portfolio on a day-to-day basis, although the Advisor retains general investment management responsibility for the management of the Master Portfolio. Brandes uses the “Graham and Dodd” value approach to managing the Master Portfolio. Brandes invests in a company when its current price appears to be below its “true” long-term – or intrinsic – value.

5

Brandes uses fundamental analysis to determine intrinsic value, and will consider, among other factors, a company’s earnings, book value, cash flow, capital structure and management record, as well as its industry and position within that industry. This analysis includes a review of company reports, filings with the SEC, computer databases, industry publications, general and business publications, brokerage firm research reports and other information sources, as well as interviews with company management.

Brandes may sell a security when its price reaches a target set by Brandes, when Brandes believes other investments are more attractive, or for other reasons.

FUNDamentals ™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals ™

What is the Graham and Dodd approach to investing?

Benjamin Graham is widely regarded as the founder of this classic value approach to investing and a pioneer in modern security analysis. In his 1934 book, Security Analysis, co-written by David Dodd, Graham introduced the idea that equity securities should be chosen by identifying the “true” long-term – or intrinsic – value of a company based on measurable data. Benjamin Graham and David Dodd have never had any affiliation with the Fund.

Brandes follows this approach, looking at each equity security as though it’s a business that’s for sale. By buying equity securities at what it believes are favorable prices, Brandes looks for the potential for appreciation over the business cycle, and for a margin of safety against price declines.

FUNDamentals ™

What is value investing?

Value investing means looking for “undervalued” companies – companies that may be currently out of favor and selling at prices below where the Advisor believes “true” value is and therefore may have potential to increase in value.

     Principal Risks

Investing in a Master Portfolio Risk – The Fund invests in a Master Portfolio, but could withdraw its entire, or any part of its, investment from the Master Portfolio if it believes that it is in its best interests to do so (for example, if the Master Portfolio changed its investment objective). If it did, the Fund’s portfolio could be less diversified, and expenses could increase. The Fund might also have to pay increased brokerage, tax or other charges.

The Fund is subject indirectly to the following risks of the Master Portfolio:

Management Risk – The Master Portfolio is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Master Portfolio to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Master Portfolio is subject to market risk, which refers to the possibility that the market values of securities that the Master Portfolio holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Master Portfolio. Accordingly, an investment in the Master Portfolio could lose money over short or even long periods. The market values of the securities the Master Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Value Investment Strategy Risk – The Master Portfolio’s value style investment strategy attempts to identify companies whose stocks may be undervalued, with the expectation that they will rise in value. Value stocks are stocks of companies that, for example, may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in turn, potentially undervalued. If the assessment of a company’s value is incorrect, the price of the company’s stock may fall, or may not approach the value placed on it. There is also a risk that it may take longer than expected for the value of these investments to rise. In addition, value stocks, at times, may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for extended periods of time.

6

Foreign Securities Risk – The Master Portfolio invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Master Portfolio may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Master Portfolio may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

Emerging Market Securities Risk – The Master Portfolio invests in securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa. These securities are more likely to have exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting from rapid social, political and economic development. Their securities markets are less developed and more thinly traded and their economies less mature. As such, emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some countries may experience periods of high inflation or rapid changes in inflation rates.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia International Value Fund

     Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia International Value Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the MSCI EAFE Index, an unmanaged, capitalization weighted index that measures the performance of companies in developed markets outside of the United States and Canada, including European, Australasian and Far Eastern markets. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years (a)
Class Z shares returns before taxes	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)	The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Fund’s Class Z shares is December 27, 1995. The return for the index shown is from [ ].

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

9

Columbia International Value Fund

     Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

10

Columbia International Value Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A
Redemption fee, as a % of total redemption proceeds	2.00	%(a)

Annual Fund Operating Expenses (b) (deducted from the Fund’s assets)

Class Z Shares
Management fees (c)	[	]%
Other expenses (d)	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (e)	[	]%
Total net expenses (f)	[	]%

(a)	This redemption fee may apply to shares that are redeemed (either by sale or exchange) within 60 days of purchase. See About Class Z Shares – Redemption Fees for details.
(b)

These fees and expenses and the example below include the Fund’s portion of the fees and expenses deducted from the assets of the Master Portfolio. The terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus.

(c)
(d)
(e)
(f)

11

Columbia International Value Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia International Value Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $[    ] billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

The Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Accordingly, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus. The Advisor earns its fee as the investment advisor to the Master Portfolio.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Master Portfolio, determining what securities and other investments the Master Portfolio should buy or sell and executing the Master Portfolio’s portfolio transactions. While the Advisor is responsible for the investment management of the Master Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Master Portfolio’s investments.

The Master Portfolio pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Master Portfolio and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

The Sub-Advisor(s)

The Advisor has engaged an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Master Portfolio. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Master Portfolio’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Master Portfolio change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with the sub-advisor(s) is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

14

Management of the Fund

Brandes Investment Partners, L.P.

Founded in 1974 and located at 11988 El Camino Real, Suite 500, San Diego, California 92130, Brandes is a registered investment advisor. As of [            ], Brandes had approximately $[    ]billion in assets under management. Brandes uses a value-oriented approach to managing global investments, seeking to build wealth by buying high quality, undervalued stocks.

Brandes Portfolio Managers

Brandes’s Large Cap Investment Committee is responsible for making the day-to-day investment decisions for the Master Portfolio. Remember that the Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Information about the six voting members of Brandes’s Large Cap Investment Committee that are primarily responsible for overseeing the Master Portfolio’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Glenn R. Carlson, CFA

Service with the Fund since inception

Investment management experience since 1983

Mr. Carlson has served as Chief Executive Officer of Brandes since 2004. Prior to 2004 he served as Co-Chief Executive Officer of Brandes, and from 1996 to 2002 he served as a Managing Partner at Brandes.

Brent V. Woods, CFA

Service with the Fund since inception

Investment management experience since 1995

Mr. Woods has served as Managing Director of Investments at Brandes since 2002. From 1998 to 2002 he served as a Managing Partner at Brandes.

Keith Colestock, CFA

Service with the Fund since inception

Investment management experience since 1990

Mr. Colestock has served as a Director of Investments at Brandes since 2004, and from 2001 to 2004 he served as a Senior Research Analyst at Brandes.

Amelia Maccoun Morris, CFA

Service with the Fund since inception

Investment management experience since 1988

Ms. Maccoun Morris has served as a Director of Investments at Brandes since 2004. From 1998 to 2004 she served as a Senior Research Analyst at Brandes.

W. James Brown, CFA

Service with the Fund since inception

Investment management experience since 1984

Mr. Brown has served as a Director of Investments at Brandes since 2004. Prior to 2004 he served as a Senior Research Analyst at Brandes.

Brent Fredberg

Service with the Fund since 2005

Investment management experience since 1994

Mr. Fredberg has served as a Senior Research Analyst at Brandes since 2003, and he served as an Analyst at Brandes from 1999 to 2003.

15

Management of the Fund

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The table below shows the combined administration fees paid by the Fund and the Master Portfolio. The fee is calculated as an annual percentage of average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia International Value Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

     Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

18

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Conversion Features	none

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

About Class Z Shares

Redemption Fees

When you sell or exchange shares of a mutual fund, the fund effectively buys those shares back from you in what is called a redemption.

The international/global equity funds in the Columbia Funds Family assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds from Fund shares that you redeem (either by sale or exchange into another Columbia Fund) within 60 days of buying them. To determine which shares you are selling in a transaction, Columbia Funds generally applies a first-in, first-out approach. For shares of a Fund that you acquired by exchange, the period you held shares of another Fund prior to the exchange will not be considered in determining whether the redemption fee applies. When it does apply, the redemption fee is paid to the Columbia Fund from which you are redeeming shares (either by sale or exchange into another Columbia Fund).

The redemption fee described above will not be imposed if you qualify for a waiver and Columbia Funds has received proper notification of your qualification. We will redeem any shares that are eligible for a waiver first. Please be aware that it is the responsibility of you and your financial advisor to notify Columbia Funds that you may qualify for a waiver before you buy or sell your shares.

The categories of transactions which qualify for a waiver of the redemption fee are as follows:

•	shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner;

•

shares sold by or distributions from participant-directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing and money purchase pension plans, where Columbia Funds does not have access to information about the individual participant account activity, except where Columbia Funds has received an indication that the plan administrator is able to assess the redemption fee on the appropriate accounts;

•

shares sold by certain investment funds (e.g., Columbia LifeGoal Portfolios and Future Scholar) that have provided assurances reasonably satisfactory to the Advisor that the investment fund is not a vehicle for excessive trading practices (the Advisor or its affiliates may manage certain of the approved investment funds);

•

shares sold in certain transactions in connection with certain asset allocation or wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Advisor that the program is not designed to be a vehicle for excessive trading practices;

•

shares sold by accounts where Columbia Funds has received information reasonably satisfactory to the Advisor indicating that financial intermediaries maintaining the accounts are currently unable for administrative reasons to assess the redemption fee on underlying shareholders;

•	shares sold by an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Advisor;

•	shares that were bought with reinvested distributions;

•	shares that are sold or exchanged through Columbia Funds’ Systematic Withdrawal Plan or Systematic Exchange Feature or similar affiliated or unaffiliated automated plans; and

•

the following retirement plan distributions: lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a “key employee” of a “top heavy” plan); and distributions from an individual retirement account (IRA) or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/2 .

Columbia Funds also has the discretion to waive the 2.00% redemption fee if a Fund is in jeopardy of failing the 90% income test prescribed by the Internal Revenue Code which must be met to maintain its registered investment company (RIC) status or otherwise losing its RIC qualification for tax purposes.

Certain financial intermediaries may not assess a redemption fee on certain categories of redemptions that they believe do not present significant excessive trading practices concerns (such as Systematic Withdrawal Plan redemptions). For a discussion of the effects of excessive trading practices, please see Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Conversely, certain financial intermediaries may assess a redemption fee on certain redemptions by accounts maintained with them that would be exempt from the redemption fee if the accounts were maintained directly with

21

About Class Z Shares

the Transfer Agent or with a different financial intermediary. Columbia Funds and its agents reserve the right to permit imposition of the redemption fee under these circumstances. Columbia Funds’ ability to assess redemption fees or apply waivers is generally limited by the policies of these financial intermediaries. Accordingly, the parameters of the exemption categories described above are subject to the different policies of the various financial intermediaries that maintain accounts. You should check with your financial intermediary about its redemption fee and waiver policies before investing or submitting a redemption order within the specified time periods.

Columbia Funds reserves the right to impose the redemption fee in the future if it determines that a financial intermediary that previously did not or was not able to assess the redemption fee on underlying shareholders has developed the policy or capability to assess the fee on some or all of its underlying shareholders. However, Columbia Funds may determine not to impose the redemption fee under certain circumstances. From time to time, as circumstances change, Columbia Funds may modify or eliminate certain exemption categories without advance notice to shareholders.

22

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

23

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

24

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

25

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

26

Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

27

Buying, Selling and Exchanging Shares

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

28

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, telephone or online.

Buying Shares

Eligible Investors

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

29

Buying, Selling and Exchanging Shares

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

30

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

31

Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply. For example, you may be able to exchange your Class Z shares of the Fund for Class A shares of another Columbia Fund if that other Fund does not offer Class Z shares.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

32

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on an annual basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

33

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

•

Because it is an international/global equity fund, if in a taxable year more than half of the Fund’s assets consist of foreign securities, and the Fund makes a special election, you will generally be required to treat your proportionate amount of foreign income taxes paid by the Fund as foreign income taxes paid directly by you; generally you will be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

34

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia International Value Fund – Class Z Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

35

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia International Value Fund – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

36

Columbia International Value Fund

For More Information

You’ll find more information about Columbia International Value Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

37

Columbia Management®

Columbia Funds

Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Marsico Focused Equities Fund

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Marsico Focused Equities Fund (the Fund), which is one of the feeder funds in the Columbia Funds family of mutual funds (Columbia Funds) that invests all of its assets in another fund, Columbia Marsico Focused Equities Master Portfolio (the Master Portfolio). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions. Throughout this Prospectus, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class Z shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Master Portfolio’s investment advisor (the Advisor) and the Fund’s and the Master Portfolio’s administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Master Portfolio, but retains general investment management responsibility for the Master Portfolio, subject to oversight by the Fund’s and the Master Portfolio’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Marsico Focused Equities Fund

FUNDimensions ™

Columbia Marsico Focused Equities Fund

Investment Objective:	Long-term growth of capital

Investment Style:

Benchmark:	S&P 500 Index(a)

Ticker Symbols:	Class A: NFEAX Class B: NFEBX Class C: NFECX

Principal Risks:	Investing in a master portfolio risk

Non-diversified mutual fund risk

Management risk

Market risk

Foreign securities risk

Emerging market risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals ™

Feeder Funds

Feeder funds do not have their own investment advisor. Feeder funds typically invest all of their assets in another fund, which is called a “master portfolio.” More than one feeder fund may invest in a master portfolio. Each feeder fund may have different share prices and returns than the other feeder funds because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

FUNDamentals ™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk.

Equity funds may be a suitable investment for you if you:

•	have longer-term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

Investment Objective

The Fund seeks long-term growth of capital.

Principal Investment Strategies

The Fund invests all or substantially all of its assets in Columbia Marsico Focused Equities Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

Under normal circumstances, the Master Portfolio will invest at least 80% of net assets in equity securities. These investments will mostly consist of equity securities of large-capitalization companies that have market capitalizations of $4 billion or more at the time of purchase. The Master Portfolio, which is non-diversified, generally will hold a core position of between 20 and 30 common stocks that are believed to have potential for long-term growth. The number of securities held by the Master Portfolio occasionally may exceed this range, such as when the Master Portfolio is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Master Portfolio may invest up to 25% of total assets in foreign securities.

The core investments of the Master Portfolio generally may include established companies and securities that offer long-term growth potential. However, the Master Portfolio’s investments also typically may include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The Advisor has engaged an investment sub-advisor – Marsico Capital Management, LLC (Marsico) – which manages the Master Portfolio on a day-to-day basis, although the Advisor retains general investment management responsibility for the management of the Master Portfolio. In selecting investments for the Master Portfolio, Marsico uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.

5

The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, Marsico also may examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the “top-down” analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, Marsico may visit with various levels of a company’s management, as well as with its customers and (as relevant) suppliers, distributors and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell investments in portfolio companies if, in the opinion of Marsico, a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

FUNDamentals ™

Growth Funds

Growth funds invest in companies that have the potential for significant increases in revenue or earnings. These typically are companies that are developing or applying new technologies, products or services in growing industry sectors.

FUNDamentals ™

Focused Funds

Focused funds generally hold fewer investments than other kinds of funds. This means they can have greater price swings than more diversified funds. It also means they may have relatively higher returns when one of their investments performs well, or relatively lower returns when an investment performs poorly.

FUNDamentals ™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

Principal Risks

Investing in a Master Portfolio Risk – The Fund invests in a Master Portfolio, but could withdraw its entire, or any part of its, investment from the Master Portfolio if it believes that it is in its best interests to do so (for example, if the Master Portfolio changed its investment objective). If it did, the Fund’s portfolio could be less diversified, and expenses could increase. The Fund might also have to pay increased brokerage, tax or other charges.

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

The Fund is subject indirectly to the following risks of the Master Portfolio:

Management Risk – The Master Portfolio is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Master Portfolio to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Master Portfolio is subject to market risk, which refers to the possibility that the market values of securities that the Master Portfolio holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Master Portfolio. Accordingly, an investment in the Master Portfolio could lose money over short or even long periods. The market values of the securities the Master Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

6

Non-Diversified Mutual Fund Risk – The Master Portfolio is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Master Portfolio could affect the overall value of the Master Portfolio more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Master Portfolio’s value will likely be more volatile than the value of more diversified funds.

Foreign Securities Risk – The Master Portfolio invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Master Portfolio may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Master Portfolio may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

Emerging Market Securities Risk – The Master Portfolio invests in securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa. These securities are more likely to have exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting from rapid social, political and economic development. Their securities markets are less developed and more thinly traded and their economies less mature. As such, emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some countries may experience periods of high inflation or rapid changes in inflation rates.

Growth Investment Strategy Risk – The Master Portfolio’s growth style investment strategy attempts to identify companies that are believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. In addition, growth stocks, at times, may not perform as well as value stocks or the stock market in general, and may be out of favor with investors for extended periods of time.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Marsico Focused Equities Fund

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Marsico Focused Equities Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the S&P 500 Index, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		Since Inception (a)
Class A shares returns before taxes	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
Class B shares returns before taxes	[	]%	[	]%	[	]%
Class C shares returns before taxes	[	]%	[	]%	[	]%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B and Class C shares are December 31, 1997, December 31, 1997 and December 31, 1997, respectively. The return for the index shown is from December 31, 1997.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

9

Columbia Marsico Focused Equities Fund

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

10

Columbia Marsico Focused Equities Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[ ]	%	[ ]	%	[ ]	%
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[ ]	%(a)	[ ]	%(b)	[ ]	%(c)

Annual Fund Operating Expenses (d) (deducted from the Fund’s assets)

	Class A Shares		Class B Shares		Class C Shares
Management fees (f)	[	]%	[	]%	[	]%
Distribution and service fees	[	]%	[	]%	[	]%
Other expenses (g)	[	]%	[	]%	[	]%
Total annual Fund operating expenses	[	]%	[	]%	[	]%
Fee waivers and/or reimbursements (h)	[	]%	[	]%	[	]%
Total net expenses (i)	[	]%	[	]%	[	]%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and sell them within one year of buying them. See Choosing a Share Class for details.
(b)	This charge decreases over time. See Choosing a Share Class for details.
(c)	This charge applies to investors who buy Class C shares and sell them within one year of buying them. See Choosing a Share Class for details.
(d)

These fees and expenses and the example below include the Fund’s portion of the fees and expenses deducted from the assets of the Master Portfolio. The terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus.

(e)
(f)
(g)
(h)

11

Columbia Marsico Focused Equities Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B or Class C shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year,

•	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Marsico Focused Equities Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise sated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $[ ] billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

The Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Accordingly, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus. The Advisor earns its fee as the investment advisor to the Master Portfolio.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Master Portfolio, determining what securities and other investments the Master Portfolio should buy or sell and executing the Master Portfolio’s portfolio transactions. While the Advisor is responsible for the investment management of the Master Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Master Portfolio’s investments.

The Master Portfolio pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Master Portfolio and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [            ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

The Sub-Advisor(s)

The Advisor has engaged an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Master Portfolio. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Master Portfolio’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Master Portfolio change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with the sub-advisor(s) is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

14

Management of the Fund

Marsico Capital Management, LLC

Marsico is the Master Portfolio’s investment sub-advisor. Located at 1200 17th Street, Suite 1600, Denver, CO 80202, Marsico was organized in 1997 as a registered investment advisor. Marsico is an indirect, wholly owned subsidiary of Bank of America. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico. Marsico provides investment services to mutual funds and private accounts, and as of December 31, 2006, had approximately $84 billion in assets under management.

Marsico Portfolio Managers

Thomas F. Marsico is the Chief Investment Officer of Marsico and is the Marsico portfolio manager responsible for making the day-to-day investment decisions for the Master Portfolio. Remember that the Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Thomas F. Marsico

Service with the Fund since December 1997

Investment management experience since [        ]

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The table below shows the combined administration fees paid by the Fund and the Master Portfolio. The fee is calculated as an annual percentage of average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Marsico Focused Equities Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

     Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

17

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this Prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.

Investment Limits	none	up to $50,000 (based on aggregate account value) (b)	up to $1,000,000 (per transaction)

Front-End Sales Charges	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase

Conversion Features	none	convert to Class A shares eight years after purchase	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.
(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $49,999. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $49,999 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to the front-end sales charge that generally applies to Class A shares.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution (Rule 12b-1) and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought (a)	Sales charge as a % of the offering price (b)	Sales charge as a % of the net amount invested (b)	Amount retained or paid by selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00	%(c)(d)

(a)	Purchase amounts are aggregated among all Columbia Funds for purposes of this table.
(b)

Because the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases of $0 up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed when a CDSC is deducted if the shares are sold within twelve months from the time they were bought.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $2,999,999, including those in amounts of less than $1 million that are coded as commission eligible trades.

FUNDamentals ™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

20

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you sell those shares within one year of buying them.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you sell them within one year of buying them.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested dividends.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee based program.

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares of up to 5.75% of the offering price per share. The commission is paid by reducing the amount of your investment in the Fund by the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999 (a)	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

(a)	For certain group retirement plans, selling and/or servicing agents will receive a 1.00% commission from the Distributor on all purchases of less than $3 million.

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B and Class C shares, but you may pay a CDSC when you sell your Class B or Class C shares.

The CDSC on Class B and Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

21

Choosing a Share Class

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

22

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. The first breakpoint discount will be applied when your total purchases reach $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals ™

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

•	individual accounts,

•	joint accounts,

•	certain IRA accounts,

•	certain health savings accounts,

•	certain trusts, and

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

23

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into other Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid the application of a CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan and in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

24

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class A	— (a)	— (a)	0.25	%(a)
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%

(a)	The Fund’s Class A shares pay a combined distribution (Rule 12b-1) and service fee pursuant to the Fund’s combined distribution (Rule 12b-1) shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

25

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

26

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

27

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent and/ or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

28

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year. Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

29

Buying, Selling and Exchanging Shares

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

30

Buying, Selling and Exchanging Shares

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

31

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

•	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

32

Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

33

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

•	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. The rules described below for making exchanges apply to systematic exchanges.

34

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on an annual basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

35

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

36

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Marsico Focused Equities Fund – Class A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

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Financial Highlights

Columbia Marsico Focused Equities Fund – Class B Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

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Financial Highlights

Columbia Marsico Focused Equities Fund – Class C Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Marsico Focused Equities Fund – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

40

Hypothetical Fees and Expenses

Columbia Marsico Focused Equities Fund – Class B Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Marsico Focused Equities Fund – Class C Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

41

Columbia Marsico Focused Equities Fund

For More Information

You’ll find more information about Columbia Marsico Focused Equities Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Marsico Focused Equities Fund

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Marsico Focused Equities Fund (the Fund), which is one of the feeder funds in the Columbia Funds family of mutual funds (Columbia Funds) that invests all of its assets in another fund, Columbia Marsico Focused Equities Master Portfolio (the Master Portfolio). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions. Throughout this Prospectus, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class Z shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Master Portfolio’s investment advisor (the Advisor) and the Fund’s and the Master Portfolio’s administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Master Portfolio, but retains general investment management responsibility for the Master Portfolio, subject to oversight by the Fund’s and the Master Portfolio’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Marsico Focused Equities Fund

FUNDimensions ™

Columbia Marsico Focused Equities Fund

Investment Objective:	Long-term growth of capital

Investment Style:

Benchmark:	S&P 500 Index(a)

Ticker Symbols:	Class Z: NFEPX

Principal Risks:	Investing in a master portfolio risk

Non-diversified mutual fund risk

Management risk

Market risk

Foreign securities risk

Emerging market risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals ™

Feeder Funds

Feeder funds do not have their own investment advisor. Feeder funds typically invest all of their assets in another fund, which is called a “master portfolio.” More than one feeder fund may invest in a master portfolio. Each feeder fund may have different share prices and returns than the other feeder funds because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

FUNDamentals ™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk.

Equity funds may be a suitable investment for you if you:

•	have longer-term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

Investment Objective

The Fund seeks long-term growth of capital.

Principal Investment Strategies

The Fund invests all or substantially all of its assets in Columbia Marsico Focused Equities Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

Under normal circumstances, the Master Portfolio will invest at least 80% of net assets in equity securities. These investments will mostly consist of equity securities of large-capitalization companies that have market capitalizations of $4 billion or more at the time of purchase. The Master Portfolio, which is non-diversified, generally will hold a core position of between 20 and 30 common stocks that are believed to have potential for long-term growth. The number of securities held by the Master Portfolio occasionally may exceed this range, such as when the Master Portfolio is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Master Portfolio may invest up to 25% of total assets in foreign securities.

The core investments of the Master Portfolio generally may include established companies and securities that offer long-term growth potential. However, the Master Portfolio’s investments also typically may include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The Advisor has engaged an investment sub-advisor – Marsico Capital Management, LLC (Marsico) – which manages the Master Portfolio on a day-to-day basis, although the Advisor retains general investment management responsibility for the management of the Master Portfolio. In selecting investments for the Master Portfolio, Marsico uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.

5

The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, Marsico also may examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the “top-down” analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, Marsico may visit with various levels of a company’s management, as well as with its customers and (as relevant) suppliers, distributors and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell investments in portfolio companies if, in the opinion of Marsico, a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

FUNDamentals ™

Growth Funds

Growth funds invest in companies that have the potential for significant increases in revenue or earnings. These typically are companies that are developing or applying new technologies, products or services in growing industry sectors.

FUNDamentals ™

Focused Funds

Focused funds generally hold fewer investments than other kinds of funds. This means they can have greater price swings than more diversified funds. It also means they may have relatively higher returns when one of their investments performs well, or relatively lower returns when an investment performs poorly.

FUNDamentals ™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

Principal Risks

Investing in a Master Portfolio Risk – The Fund invests in a Master Portfolio, but could withdraw its entire, or any part of its, investment from the Master Portfolio if it believes that it is in its best interests to do so (for example, if the Master Portfolio changed its investment objective). If it did, the Fund’s portfolio could be less diversified, and expenses could increase. The Fund might also have to pay increased brokerage, tax or other charges.

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

The Fund is subject indirectly to the following risks of the Master Portfolio:

Management Risk – The Master Portfolio is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Master Portfolio to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Master Portfolio is subject to market risk, which refers to the possibility that the market values of securities that the Master Portfolio holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Master Portfolio. Accordingly, an investment in the Master Portfolio could lose money over short or even long periods. The market values of the securities the Master Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

6

Non-Diversified Mutual Fund Risk – The Master Portfolio is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Master Portfolio could affect the overall value of the Master Portfolio more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Master Portfolio’s value will likely be more volatile than the value of more diversified funds.

Foreign Securities Risk – The Master Portfolio invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Master Portfolio may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Master Portfolio may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

Emerging Market Securities Risk – The Master Portfolio invests in securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa. These securities are more likely to have exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting from rapid social, political and economic development. Their securities markets are less developed and more thinly traded and their economies less mature. As such, emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some countries may experience periods of high inflation or rapid changes in inflation rates.

Growth Investment Strategy Risk – The Master Portfolio’s growth style investment strategy attempts to identify companies that are believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. In addition, growth stocks, at times, may not perform as well as value stocks or the stock market in general, and may be out of favor with investors for extended periods of time.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Marsico Focused Equities Fund

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Marsico Focused Equities Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the S&P 500 Index, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		Since Inception(a)
Class Z shares returns before taxes	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Fund’s Class Z shares is December 31, 1997. The return for the index shown is from December 31, 1997.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

9

Columbia Marsico Focused Equities Fund

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

10

Columbia Marsico Focused Equities Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Class Z Shares
Management fees (b)	[	]%
Other expenses (c)	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (d)	[	]%
Total net expenses (e)	[	]%

(a)

These fees and expenses and the example below include the Fund’s portion of the fees and expenses deducted from the assets of the Master Portfolio. The terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus.

(b)
(c)
(d)
(e)

11

Columbia Marsico Focused Equities Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Marsico Focused Equities Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $[    ] billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

The Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Accordingly, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus. The Advisor earns its fee as the investment advisor to the Master Portfolio.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Master Portfolio, determining what securities and other investments the Master Portfolio should buy or sell and executing the Master Portfolio’s portfolio transactions. While the Advisor is responsible for the investment management of the Master Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Master Portfolio’s investments.

The Master Portfolio pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Master Portfolio and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [            ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

The Sub-Advisor(s)

The Advisor has engaged an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Master Portfolio. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Master Portfolio’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Master Portfolio change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with the sub-advisor(s) is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

14

Management of the Fund

Marsico Capital Management, LLC

Marsico is the Master Portfolio’s investment sub-advisor. Located at 1200 17th Street, Suite 1600, Denver, CO 80202, Marsico was organized in 1997 as a registered investment advisor. Marsico is an indirect, wholly owned subsidiary of Bank of America. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico. Marsico provides investment services to mutual funds and private accounts, and as of December 31, 2006, had approximately $84 billion in assets under management.

Marsico Portfolio Managers

Thomas F. Marsico is the Chief Investment Officer of Marsico and is the Marsico portfolio manager responsible for making the day-to-day investment decisions for the Master Portfolio. Remember that the Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Thomas F. Marsico

Service with the Fund since December 1997

Investment management experience since [            ]

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The table below shows the combined administration fees paid by the Fund and the Master Portfolio. The fee is calculated as an annual percentage of average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Marsico Focused Equities Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

17

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Conversion Features	none

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

20

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

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Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

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Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

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Buying, Selling and Exchanging Shares

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, telephone or online.

Buying Shares

Eligible Investors

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

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Buying, Selling and Exchanging Shares

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

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Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

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Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply. For example, you may be able to exchange your Class Z shares of the Fund for Class A shares of another Columbia Fund if that other Fund does not offer Class Z shares.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on an annual basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

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Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

31

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Marsico Focused Equities Fund – Class Z Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

32

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Marsico Focused Equities Fund – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

33

Columbia Marsico Focused Equities Fund

For More Information

You’ll find more information about Columbia Marsico Focused Equities Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

34

Columbia Management®

Columbia Funds

Class A, Class B, Class C and Class R Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Marsico Growth Fund

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Marsico Growth Fund (the Fund), which is one of the feeder funds in the Columbia Funds family of mutual funds (Columbia Funds) that invests all of its assets in another fund, Columbia Marsico Growth Master Portfolio (the Master Portfolio). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions. Throughout this Prospectus, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Fund’s various share classes.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Master Portfolio’s investment advisor (the Advisor) and the Fund’s and the Master Portfolio’s administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Master Portfolio, but retains general investment management responsibility for the Master Portfolio, subject to oversight by the Fund’s and the Master Portfolio’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Marsico Growth Fund

FUNDimensions ™

Columbia Marsico Growth Fund

Investment Objective:	Long-term growth of capital

Investment Style:

Benchmark:	Standard and Poor’s (S&P)(a) 500 Index

Ticker Symbols:	Class A: NMGIX Class B: NGIBX Class C: NMICX Class R: CMWRX

Principal Risks:	Investing in a master portfolio risk

Management risk

Market risk

Growth investment strategy risk

Foreign securities risk

Emerging market risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals ™

Feeder Funds

Feeder funds do not have their own investment advisor. Feeder funds typically invest all of their assets in another fund, which is called a “master portfolio.” More than one feeder fund may invest in a master portfolio. Each feeder fund may have different share prices and returns than the other feeder funds because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

FUNDamentals ™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk.

Equity funds may be a suitable investment for you if you:

•	have longer-term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

Investment Objective

The Fund seeks long-term growth of capital.

Principal Investment Strategies

The Fund invests all or substantially all of its assets in Columbia Marsico Growth Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

Under normal circumstances, the Master Portfolio will invest primarily in equity securities of large-capitalization companies that have market capitalizations of $4 billion or more at the time of purchase. The Master Portfolio generally will hold a core position of between 35 and 50 common stocks. The number of securities held by the Master Portfolio occasionally may exceed this range, such as when the Master Portfolio is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Master Portfolio may invest up to 25% of total assets in foreign securities.

The core investments of the Master Portfolio generally may include established companies and securities that offer long-term growth potential. However, the Master Portfolio’s investments also typically may include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The Advisor has engaged an investment sub-advisor – Marsico Capital Management, LLC (Marsico) – which manages the Master Portfolio on a day-to-day basis, although the Advisor retains general investment management responsibility for the management of the Master Portfolio. In selecting investments for the Master Portfolio, Marsico uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, Marsico also may examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability

5

of financial trends observed. As a result of the “top-down” analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, Marsico may visit with various levels of a company’s management, as well as with its customers and (as relevant) suppliers, distributors and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell investments in portfolio companies if, in the opinion of Marsico, a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

FUNDamentals™

Growth Funds

Growth funds invest in companies that have the potential for significant increases in revenue or earnings. These typically are companies that are developing or applying new technologies, products or services in growing industry sectors.

FUNDamentals™

Focused Funds

Focused funds generally hold fewer investments than other kinds of funds. This means they can have greater price swings than more diversified funds. It also means they may have relatively higher returns when one of their investments performs well, or relatively lower returns when an investment performs poorly.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

Principal Risks

Investing in a Master Portfolio Risk – The Fund invests in a Master Portfolio, but could withdraw its entire, or any part of its, investment from the Master Portfolio if it believes that it is in its best interests to do so (for example, if the Master Portfolio changed its investment objective). If it did, the Fund’s portfolio could be less diversified, and expenses could increase. The Fund might also have to pay increased brokerage, tax or other charges.

The Fund is subject indirectly to the following risks of the Master Portfolio:

Management Risk – The Master Portfolio is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Master Portfolio to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Master Portfolio is subject to market risk, which refers to the possibility that the market values of securities that the Master Portfolio holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Master Portfolio. Accordingly, an investment in the Master Portfolio could lose money over short or even long periods. The market values of the securities the Master Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

6

Growth Investment Strategy Risk – The Master Portfolio’s growth style investment strategy attempts to identify companies that are believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. In addition, growth stocks, at times, may not perform as well as value stocks or the stock market in general, and may be out of favor with investors for extended periods of time.

Foreign Securities Risk – The Master Portfolio invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Master Portfolio may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Master Portfolio may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

Emerging Market Securities Risk – The Master Portfolio invests in securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa. These securities are more likely to have exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting from rapid social, political and economic development. Their securities markets are less developed and more thinly traded and their economies less mature. As such, emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some countries may experience periods of high inflation or rapid changes in inflation rates.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Marsico Growth Fund

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Marsico Growth Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B, Class C and Class R shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the S&P 500 Index, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		Since Inception(a)
Class A shares returns before taxes	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
Class B shares returns before taxes	[	]%	[	]%	[	]%
Class C shares returns before taxes	[	]%	[	]%	[	]%
Class R shares returns before taxes	[	]%	[	]%	[	]%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B, Class C and Class R shares are December 31, 1997, December 31, 1997, December 31, 1997 and January 23, 2006, respectively. The return for the index shown is from December 31, 1997.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

9

Columbia Marsico Growth Fund

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B, Class C and Class R shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

10

Columbia Marsico Growth Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares		Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[	]%	[	]%	[	]%	[	]%
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[	]% (a)	[	]% (b)	[	]% (c)	[	]%

Annual Fund Operating Expenses (d) (deducted from the Fund’s assets)

	Class A Shares		Class B Shares		Class C Shares		Class R Shares
Management fees (e)	[	]%	[	]%	[	]%	[	]%
Distribution and service fees	[	]%	[	]%	[	]%	[	]%
Other expenses (f)	[	]%	[	]%	[	]%	[	]%
Total annual Fund operating expenses	[	]%	[	]%	[	]%	[	]%
Fee waivers and/or reimbursements (g)	[	]%	[	]%	[	]%	[	]%
Total net expenses (h)	[	]%	[	]%	[	]%	[	]%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and sell them within one year of buying them. See Choosing a Share Class for details.
(b)	This charge decreases over time. See Choosing a Share Class for details.
(c)	This charge applies to investors who buy Class C shares and sell them within one year of buying them. See Choosing a Share Class for details.
(d)
(e)

These fees and expenses and the example below include the Fund’s portion of the fees and expenses deducted from the assets of the Master Portfolio. The terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus.

(f)
(g)
(h)

11

Columbia Marsico Growth Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B, Class C or Class R shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year,

•	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]
Class R Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Marsico Growth Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $[    ] billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

The Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Accordingly, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus. The Advisor earns its fee as the investment advisor to the Master Portfolio.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Master Portfolio, determining what securities and other investments the Master Portfolio should buy or sell and executing the Master Portfolio’s portfolio transactions. While the Advisor is responsible for the investment management of the Master Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Master Portfolio’s investments.

The Master Portfolio pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Master Portfolio and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

The Sub-Advisor(s)

The Advisor has engaged an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Master Portfolio. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Master Portfolio’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Master Portfolio change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with the sub-advisor(s) is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

14

Management of the Fund

Marsico Capital Management, LLC

Marsico is the Master Portfolio’s investment sub-advisor. Located at 1200 17th Street, Suite 1600, Denver, CO 80202, Marsico was organized in 1997 as a registered investment advisor. Marsico is an indirect, wholly owned subsidiary of Bank of America. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico. Marsico provides investment services to mutual funds and private accounts, and as of December 31, 2006, had approximately $84 billion in assets under management.

Marsico Portfolio Managers

Thomas F. Marsico is the Chief Investment Officer of Marsico and is the Marsico portfolio manager responsible for making the day-to-day investment decisions for the Master Portfolio. Remember that the Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Thomas F. Marsico

Service with the Fund since December 1997

Investment management experience since [            ]

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The table below shows the combined administration fees paid by the Fund and the Master Portfolio. The fee is calculated as an annual percentage of average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Marsico Growth Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

17

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers four classes of shares in this Prospectus: Class A, Class B, Class C and Class R shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B, Class C and Class R shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	There is no minimum initial investment, but Class R shares are available only through eligible retirement plans and health savings accounts.

Investment Limits	none	up to $50,000 (based on aggregate account value) (b)	up to $1,000,000 (per transaction)	none

Front-End Sales Charges	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none	none

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase	none

Conversion Features	none	convert to Class A shares eight years after purchase	none	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.
(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $49,999. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $49,999 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to the front-end sales charge that generally applies to Class A shares.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution (Rule 12b-1) and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought (a)	Sales charge as a % of the offering price (b)	Sales charge as a % of the net amount invested (b)	Amount retained or paid by selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00	% (c)(d)

(a)	Purchase amounts are aggregated among all Columbia Funds for purposes of this table.
(b)

Because the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases of $0 up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed when a CDSC is deducted if the shares are sold within twelve months from the time they were bought.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $2,999,999, including those in amounts of less than $1 million that are coded as commission eligible trades.

FUNDamentals ™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

20

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you sell those shares within one year of buying them.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you sell them within one year of buying them.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested dividends.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee based program.

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares of up to 5.75% of the offering price per share. The commission is paid by reducing the amount of your investment in the Fund by the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999 (a)	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

(a)	For certain group retirement plans, selling and/or servicing agents will receive a 1.00% commission from the Distributor on all purchases of less than $3 million.

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B and Class C shares, but you may pay a CDSC when you sell your Class B or Class C shares.

The CDSC on Class B and Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

21

Choosing a Share Class

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

Class R Shares – Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares or a CDSC when you sell your Class R shares. Class R shares are only available for purchase through certain eligible retirement plans and health savings accounts. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares, according to the following schedule:

Class R Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

22

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. The first breakpoint discount will be applied when your total purchases reach $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals ™

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

•	individual accounts,

•	joint accounts,

•	certain IRA accounts,

•	certain health savings accounts,

•	certain trusts, and

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

23

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into other Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid the application of a CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan and in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

24

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25	%(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%
Class R	0.50	%(b)	—	(b)	0.50	%(b)

(a)	The Fund’s Class A shares pay a combined distribution (Rule 12b-1) and service fee pursuant to the Fund’s combined distribution (Rule 12b-1) shareholder servicing plan for Class A shares.
(b)

The Fund’s Class R shares pay a distribution (Rule 12b-1) fee pursuant to the Fund’s distribution (Rule 12b-1) plan for Class R shares. The Fund does not have a shareholder servicing plan for Class R shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

25

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

26

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

27

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Class R Shares

Remember that Class R shares are only available for purchase, sale or exchange through eligible retirement plans and health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates. Your retirement plan or health savings account administrator or selling and/or servicing agent is responsible for sending your orders to the Transfer Agent, ensuring that we receive your money on time, ensuring that you receive any sale proceeds on time, and recording and reporting your beneficial ownership of shares of the Fund. Contact your retirement plan or health savings account administrator for details.

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

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Buying, Selling and Exchanging Shares

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable.

The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by

29

Buying, Selling and Exchanging Shares

raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

30

Buying, Selling and Exchanging Shares

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

31

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact Columbia Funds or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

There is no minimum initial investment for Class R shares.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B, Class C or Class R shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

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Buying, Selling and Exchanging Shares

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

•	You buy Class B, Class C and Class R shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Remember that Class R shares can only be sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of Class R shares, contact your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

33

Buying, Selling and Exchanging Shares

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

•	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

34

Buying, Selling and Exchanging Shares

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. The rules described below for making exchanges apply to systematic exchanges.

35

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on an annual basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

36

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

37

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Marsico Growth Fund – Class A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

38

Financial Highlights

Columbia Marsico Growth Fund – Class B Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

39

Financial Highlights

Columbia Marsico Growth Fund – Class C Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

40

Financial Highlights

Columbia Marsico Growth Fund – Class R Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

41

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Marsico Growth Fund – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

42

Hypothetical Fees and Expenses

Columbia Marsico Growth Fund – Class B Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Marsico Growth Fund – Class C Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

43

Hypothetical Fees and Expenses

Columbia Marsico Growth Fund – Class R Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

44

Columbia Marsico Growth Fund

For More Information

You’ll find more information about Columbia Marsico Growth Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

45

Columbia Management®

Columbia Funds

Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Marsico Growth Fund

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Marsico Growth Fund (the Fund), which is one of the feeder funds in the Columbia Funds family of mutual funds (Columbia Funds) that invests all of its assets in another fund, Columbia Marsico Growth Master Portfolio (the Master Portfolio). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions. Throughout this Prospectus, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class Z shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Master Portfolio’s investment advisor (the Advisor) and the Fund’s and the Master Portfolio’s administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Master Portfolio, but retains general investment management responsibility for the Master Portfolio, subject to oversight by the Fund’s and the Master Portfolio’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Marsico Growth Fund

FUNDimensions ™

Columbia Marsico Growth Fund

Investment Objective:	Long-term growth of capital

Investment Style:

Benchmark:	Standard and Poor’s (S&P)(a) 500 Index

Ticker Symbols:	Class Z: NGIPX

Principal Risks:	Investing in a master portfolio risk

Management risk

Market risk

Growth investment strategy risk

Foreign securities risk

Emerging market risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals ™

Feeder Funds

Feeder funds do not have their own investment advisor. Feeder funds typically invest all of their assets in another fund, which is called a “master portfolio.” More than one feeder fund may invest in a master portfolio. Each feeder fund may have different share prices and returns than the other feeder funds because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

FUNDamentals ™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk.

Equity funds may be a suitable investment for you if you:

•	have longer-term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

Investment Objective

The Fund seeks long-term growth of capital.

Principal Investment Strategies

The Fund invests all or substantially all of its assets in Columbia Marsico Growth Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

Under normal circumstances, the Master Portfolio will invest primarily in equity securities of large-capitalization companies that have market capitalizations of $4 billion or more at the time of purchase. The Master Portfolio generally will hold a core position of between 35 and 50 common stocks. The number of securities held by the Master Portfolio occasionally may exceed this range, such as when the Master Portfolio is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Master Portfolio may invest up to 25% of total assets in foreign securities.

The core investments of the Master Portfolio generally may include established companies and securities that offer long-term growth potential. However, the Master Portfolio’s investments also typically may include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The Advisor has engaged an investment sub-advisor – Marsico Capital Management, LLC (Marsico) – which manages the Master Portfolio on a day-to-day basis, although the Advisor retains general investment management responsibility for the management of the Master Portfolio. In selecting investments for the Master Portfolio, Marsico uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.

5

The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, Marsico also may examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the “top-down” analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, Marsico may visit with various levels of a company’s management, as well as with its customers and (as relevant) suppliers, distributors and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell investments in portfolio companies if, in the opinion of Marsico, a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

FUNDamentals™

Growth Funds

Growth funds invest in companies that have the potential for significant increases in revenue or earnings. These typically are companies that are developing or applying new technologies, products or services in growing industry sectors.

FUNDamentals™

Focused Funds

Focused funds generally hold fewer investments than other kinds of funds. This means they can have greater price swings than more diversified funds. It also means they may have relatively higher returns when one of their investments performs well, or relatively lower returns when an investment performs poorly.

FUNDamentals ™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

Principal Risks

Investing in a Master Portfolio Risk – The Fund invests in a Master Portfolio, but could withdraw its entire, or any part of its, investment from the Master Portfolio if it believes that it is in its best interests to do so (for example, if the Master Portfolio changed its investment objective). If it did, the Fund’s portfolio could be less diversified, and expenses could increase. The Fund might also have to pay increased brokerage, tax or other charges.

The Fund is subject indirectly to the following risks of the Master Portfolio:

Management Risk – The Master Portfolio is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Master Portfolio to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Master Portfolio is subject to market risk, which refers to the possibility that the market values of securities that the Master Portfolio holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Master Portfolio. Accordingly, an investment in the Master Portfolio could lose money over short or even long periods. The market values of the securities the Master Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

6

Growth Investment Strategy Risk – The Master Portfolio’s growth style investment strategy attempts to identify companies that are believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. In addition, growth stocks, at times, may not perform as well as value stocks or the stock market in general, and may be out of favor with investors for extended periods of time.

Foreign Securities Risk – The Master Portfolio invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Master Portfolio may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Master Portfolio may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

Emerging Market Securities Risk – The Master Portfolio invests in securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa. These securities are more likely to have exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting from rapid social, political and economic development. Their securities markets are less developed and more thinly traded and their economies less mature. As such, emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some countries may experience periods of high inflation or rapid changes in inflation rates.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Marsico Growth Fund

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Marsico Growth Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the S&P 500 Index, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		Since Inception(a)
Class Z shares returns before taxes	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Fund’s Class Z shares is December 31, 1997. The return for the index shown is from December 31, 1997.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

9

Columbia Marsico Growth Fund

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

10

Columbia Marsico Growth Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Class Z Shares
Management fees (b)	[	]%
Other expenses (c)	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (d)	[	]%
Total net expenses (e)	[	]%

(a)

These fees and expenses and the example below include the Fund’s portion of the fees and expenses deducted from the assets of the Master Portfolio. The terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus.

(b)
(c)
(d)
(e)

11

Columbia Marsico Growth Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Marsico Growth Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment

Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $[    ] billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

The Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Accordingly, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus. The Advisor earns its fee as the investment advisor to the Master Portfolio.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Master Portfolio, determining what securities and other investments the Master Portfolio should buy or sell and executing the Master Portfolio’s portfolio transactions. While the Advisor is responsible for the investment management of the Master Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Master Portfolio’s investments.

The Master Portfolio pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Master Portfolio and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [            ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

The Sub-Advisor(s)

The Advisor has engaged an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Master Portfolio. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Master Portfolio’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Master Portfolio change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with the sub-advisor(s) is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

14

Management of the Fund

Marsico Capital Management, LLC

Marsico is the Master Portfolio’s investment sub-advisor. Located at 1200 17th Street, Suite 1600, Denver, CO 80202, Marsico was organized in 1997 as a registered investment advisor. Marsico is an indirect, wholly owned subsidiary of Bank of America. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico. Marsico provides investment services to mutual funds and private accounts, and as of December 31, 2006, had approximately $84 billion in assets under management.

Marsico Portfolio Managers

Thomas F. Marsico is the Chief Investment Officer of Marsico and is the Marsico portfolio manager responsible for making the day-to-day investment decisions for the Master Portfolio. Remember that the Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Thomas F. Marsico

Service with the Fund since December 1997

Investment management experience since [            ]

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The table below shows the combined administration fees paid by the Fund and the Master Portfolio. The fee is calculated as an annual percentage of average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Marsico Growth Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

17

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Conversion Features	none

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

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Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

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Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

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Buying, Selling and Exchanging Shares

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, telephone or online.

Buying Shares

Eligible Investors

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

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Buying, Selling and Exchanging Shares

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

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Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

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Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply. For example, you may be able to exchange your Class Z shares of the Fund for Class A shares of another Columbia Fund if that other Fund does not offer Class Z shares.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on an annual basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

30

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

31

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Marsico Growth Fund – Class Z Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003

Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

32

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Marsico Growth Fund – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

33

Columbia Marsico Growth Fund

For More Information

You’ll find more information about Columbia Marsico Growth Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

34

Columbia Management®

Columbia Funds

Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Small Cap Growth Fund II

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Small Cap Growth Fund II (the Fund), which is one of the feeder funds in the Columbia Funds family of mutual funds (Columbia Funds) that invests all of its assets in another fund, Columbia Small Cap Growth Master Portfolio (the Master Portfolio). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions. Throughout this Prospectus, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Fund’s various share classes.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Master Portfolio’s investment advisor (the Advisor) and the Fund’s and the Master Portfolio’s administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Master Portfolio, but retains general investment management responsibility for the Master Portfolio, subject to oversight by the Fund’s and the Master Portfolio’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Small Cap Growth Fund II

FUNDimensions ™

Columbia Small Cap Growth Fund II

Investment Objective:	Long-term growth of capital

Investment Style:

Benchmark:	Russell 2000 Growth Index

Ticker Symbols:	Class A: NSCGX Class B: NCPBX Class C: NCPCX

Principal Risks:	Investing in a master portfolio risk Management risk

Market risk

Growth investment strategy risk

Smaller company securities risk

Technology sector risk

General sector risk

Foreign securities risk

FUNDamentals ™

Feeder Funds

Feeder funds do not have their own investment advisor. Feeder funds typically invest all of their assets in another fund, which is called a “master portfolio.” More than one feeder fund may invest in a master portfolio. Each feeder fund may have different share prices and returns than the other feeder funds because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

FUNDamentals ™

Smaller Company Funds

Smaller company funds invest in smaller companies with potentially promising products or that are operating in potentially dynamic fields. These companies may experience relatively more rapid earnings growth than larger companies but may have a relatively greater difficulty securing financing and may be relatively more prone to setbacks than larger, more established companies.

Investment Objective

The Fund seeks long-term growth of capital.

Principal Investment Strategies

The Fund invests all or substantially all of its assets in Columbia Small Cap Growth Master Portfolio (the Master Portfolio). The Master Portfolio pursues its investment objective by investing primarily in equity securities. The Master Portfolio has the same investment objective as the Fund.

Under normal circumstances, the Master Portfolio will invest at least 80% of net assets in securities of companies that have market capitalizations in the range of companies in the Russell 2000 Growth Index at the time of purchase (between $X and $X as of [            ]). The Master Portfolio may invest up to 20% of net assets in foreign securities.

The Advisor combines fundamental and quantitative analysis with risk management to identify investment opportunities and construct the Fund’s portfolio. The Advisor considers, among other factors:

•	overall economic and market conditions.

•

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Advisor generates ideas from company meetings and conferences, independent industry analysis, systematic analysis and Wall Street (brokerage) research.

5

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Master Portfolio’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals™

Growth Funds

Growth funds invest in companies that have the potential for significant increases in revenue or earnings. These typically are companies that are developing or applying new technologies, products or services in growing industry sectors.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

Principal Risks

Investing in a Master Portfolio Risk – The Fund invests in a Master Portfolio, but could withdraw its entire, or any part of its, investment from the Master Portfolio if it believes that it is in its best interests to do so (for example, if the Master Portfolio changed its investment objective). If it did, the Fund’s portfolio could be less diversified, and expenses could increase. The Fund might also have to pay increased brokerage, tax or other charges.

The Fund is subject indirectly to the following risks of the Master Portfolio:

Management Risk – The Master Portfolio is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Master Portfolio to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Master Portfolio is subject to market risk, which refers to the possibility that the market values of securities that the Master Portfolio holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Master Portfolio. Accordingly, an investment in the Master Portfolio could lose money over short or even long periods. The market values of the securities the Master Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Growth Investment Strategy Risk – The Master Portfolio’s growth style investment strategy attempts to identify companies that are believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. In addition, growth stocks, at times, may not perform as well as value stocks or the stock market in general, and may be out of favor with investors for extended periods of time.

Smaller Company Securities Risk – The Master Portfolio invests in securities of small- or mid-capitalization companies (“smaller companies”). These securities can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. Smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

6

Technology Sector Risk – The Master Portfolio invests in securities in the technology sector and thus may be impacted more adversely than other funds by factors affecting this sector. Technology companies are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of and investor enthusiasm for their securities. In addition, many technology companies have limited operating histories and are particularly vulnerable to the risks of rapidly changing technologies. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

General Sector Risk - The Master Portfolio invests in securities of companies that are in different but closely related industries, which are considered as being in the same broad economic sector. The values of such securities held by the Master Portfolio in such sector may be similarly affected by particular economic or market events, making the Master Portfolio more vulnerable to unfavorable developments in that sector than funds that invest in securities in many different sectors. Although the Master Portfolio does not intend to focus on any particular sector, at times the Master Portfolio may have a large portion of its assets invested in a particular sector.

Foreign Securities Risk – The Master Portfolio invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Master Portfolio may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Master Portfolio may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Small Cap Growth Fund II

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Small Cap Growth Fund II

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Russell 2000 Growth Index, an unmanaged, capitalization weighted index comprised of securities in the Russell 2000 Index that measures small company performance. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years/Since Inception (a)
Class A shares returns before taxes	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
Class B shares returns before taxes	[	]%	[	]%	[	]%
Class C shares returns before taxes	[	]%	[	]%	[	]%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B and Class C shares are December 12, 1995, December 12, 1995 and September 22, 1997, respectively. The return for Class C shares is shown from the inception date. The return for the index shown is from December 31, 1995.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

9

Columbia Small Cap Growth Fund II

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

10

Columbia Small Cap Growth Fund II

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[	]%	[	]%	[	]%
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[	]% (a)	[	]% (b)	[	]% (c)

Annual Fund Operating Expenses (d) (deducted from the Fund’s assets)

	Class A Shares		Class B Shares		Class C Shares
Management fees (e)	[	]%	[	]%	[	]%
Distribution and service fees	[	]%	[	]%	[	]%
Other expenses (f)	[	]%	[	]%	[	]%
Total annual Fund operating expenses	[	]%	[	]%	[	]%
Fee waivers and/or reimbursements (g)	[	]%	[	]%	[	]%
Total net expenses (h)	[	]%	[	]%	[	]%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and sell them within one year of buying them. See Choosing a Share Class for details.
(b)	This charge decreases over time. See Choosing a Share Class for details.
(c)	This charge applies to investors who buy Class C shares and sell them within one year of buying them. See Choosing a Share Class for details.
(d)

These fees and expenses and the example below include the Fund’s portion of the fees and expenses deducted from the assets of the Master Portfolio. The terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus.

(e)
(f)
(g)
(h)

11

Columbia Small Cap Growth Fund II

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B or Class C shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year,

•	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Small Cap Growth Fund II

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment

Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $[ ] billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

The Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Accordingly, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus. The Advisor earns its fee as the investment advisor to the Master Portfolio.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Master Portfolio, determining what securities and other investments the Master Portfolio should buy or sell and executing the Master Portfolio’s portfolio transactions. While the Advisor is responsible for the investment management of the Master Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Master Portfolio’s investments.

The Master Portfolio pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Master Portfolio and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [        ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

14

Management of the Fund

Portfolio Managers

The Advisor’s Small Cap Growth Strategies Team is the portfolio management team responsible for making the day-to-day investment decisions for the Master Portfolio. Remember that the Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Information about the portfolio managers on the Small Cap Growth Strategies Team that are primarily responsible for overseeing the Master Portfolio’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Daniel Cole

Service with the Fund since September 2001

Investment management experience since 1993

Columbia Management Portfolio Manager since 2001.

Daniele Donahoe

Service with the Fund since December 2005

Investment management experience since 1997

Columbia Management associated since 2002.

Jon Michael Morgan

Service with the Fund since December 2005

Investment management experience since 1996

Columbia Management associated since 2000.

Christian Pineno

Service with the Fund from January 1997 to December 2005 and October 2006 to present

Investment management experience since 1983

Columbia Management associated since July 1995.

Clifford Siverd

Service with the Fund since December 2005

Investment management experience since 1994

Columbia Management associated since 2001.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The table below shows the combined administration fees paid by the Fund and the Master Portfolio. The fee is calculated as an annual percentage of average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Small Cap Growth Fund II	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

17

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this Prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.

Investment Limits	none	up to $50,000 (based on aggregate account value) (b)	up to $1,000,000 (per transaction)

Front-End Sales Charges	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase

Conversion Features	none	convert to Class A shares eight years after purchase	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.
(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $49,999. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $49,999 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to the front-end sales charge that generally applies to Class A shares.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution (Rule 12b-1) and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought (a)	Sales charge as a % of the offering price (b)	Sales charge as a % of the net amount invested (b)	Amount retained or paid by selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00	% (c)(d)

(a)	Purchase amounts are aggregated among all Columbia Funds for purposes of this table.
(b)

Because the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases of $0 up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed when a CDSC is deducted if the shares are sold within twelve months from the time they were bought.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $2,999,999, including those in amounts of less than $1 million that are coded as commission eligible trades.

FUNDamentals ™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

20

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you sell those shares within one year of buying them.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you sell them within one year of buying them.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested dividends.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee based program.

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares of up to 5.75% of the offering price per share. The commission is paid by reducing the amount of your investment in the Fund by the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999 (a)	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

(a)	For certain group retirement plans, selling and/or servicing agents will receive a 1.00% commission from the Distributor on all purchases of less than $3 million.

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B and Class C shares, but you may pay a CDSC when you sell your Class B or Class C shares.

The CDSC on Class B and Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

21

Choosing a Share Class

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

22

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. The first breakpoint discount will be applied when your total purchases reach $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals ™

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

•	individual accounts,

•	joint accounts,

•	certain IRA accounts,

•	certain health savings accounts,

•	certain trusts, and

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

23

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into other Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid the application of a CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan and in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

24

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class A	— (a)	— (a)	0.25	% (a)
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%

(a)	The Fund’s Class A shares pay a combined distribution (Rule 12b-1) and service fee pursuant to the Fund’s combined distribution (Rule 12b-1) shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

25

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

26

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

27

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

28

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

29

Buying, Selling and Exchanging Shares

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

30

Buying, Selling and Exchanging Shares

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

31

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

•	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

32

Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

33

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

•	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. The rules described below for making exchanges apply to systematic exchanges.

34

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on an annual basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

35

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

36

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Small Cap Growth Fund II – Class A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003

Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

37

Financial Highlights

Columbia Small Cap Growth Fund II – Class B Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003

Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

38

Financial Highlights

Columbia Small Cap Growth Fund II – Class C Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003

Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

39

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Small Cap Growth Fund II – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

40

Hypothetical Fees and Expenses

Columbia Small Cap Growth Fund II – Class B Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Small Cap Growth Fund II – Class C Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

41

Columbia Small Cap Growth Fund II

For More Information

You’ll find more information about Columbia Small Cap Growth Fund II and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

42

Columbia Management®

Columbia Funds

Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Small Cap Growth Fund II

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Small Cap Growth Fund II (the Fund), which is one of the feeder funds in the Columbia Funds family of mutual funds (Columbia Funds) that invests all of its assets in another fund, Columbia Small Cap Growth Master Portfolio (the Master Portfolio). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions. Throughout this Prospectus, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class Z shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Master Portfolio’s investment advisor (the Advisor) and the Fund’s and the Master Portfolio’s administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Master Portfolio, but retains general investment management responsibility for the Master Portfolio, subject to oversight by the Fund’s and the Master Portfolio’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Small Cap Growth Fund II

FUNDimensions ™

Columbia Small Cap Growth Fund II

Investment Objective:	Long-term growth of capital

Investment Style:

Benchmark:	Russell 2000 Growth Index

Ticker Symbols:	Class A: NSCGX Class B: NCPBX Class C: NCPCX

Principal Risks:	Investing in a master portfolio risk Management risk

Market risk

Growth investment strategy risk

Smaller company securities risk

Technology sector risk

General sector risk

Foreign securities risk

FUNDamentals ™

Feeder Funds

Feeder funds do not have their own investment advisor. Feeder funds typically invest all of their assets in another fund, which is called a “master portfolio.” More than one feeder fund may invest in a master portfolio. Each feeder fund may have different share prices and returns than the other feeder funds because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

FUNDamentals ™

Smaller Company Funds

Smaller company funds invest in smaller companies with potentially promising products or that are operating in potentially dynamic fields. These companies may experience relatively more rapid earnings growth than larger companies but may have a relatively greater difficulty securing financing and may be relatively more prone to setbacks than larger, more established companies.

Investment Objective

The Fund seeks long-term growth of capital.

Principal Investment Strategies

The Fund invests all or substantially all of its assets in Columbia Small Cap Growth Master Portfolio (the Master Portfolio). The Master Portfolio pursues its investment objective by investing primarily in equity securities. The Master Portfolio has the same investment objective as the Fund.

Under normal circumstances, the Master Portfolio will invest at least 80% of net assets in securities of companies that have market capitalizations in the range of companies in the Russell 2000 Growth Index at the time of purchase (between $X and $X as of [            ]). The Master Portfolio may invest up to 20% of net assets in foreign securities.

The Advisor combines fundamental and quantitative analysis with risk management to identify investment opportunities and construct the Fund’s portfolio. The Advisor considers, among other factors:

•	overall economic and market conditions.

•

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Advisor generates ideas from company meetings and conferences, independent industry analysis, systematic analysis and Wall Street (brokerage) research.

5

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Master Portfolio’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals™

Growth Funds

Growth funds invest in companies that have the potential for significant increases in revenue or earnings. These typically are companies that are developing or applying new technologies, products or services in growing industry sectors.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

Principal Risks

Investing in a Master Portfolio Risk – The Fund invests in a Master Portfolio, but could withdraw its entire, or any part of its, investment from the Master Portfolio if it believes that it is in its best interests to do so (for example, if the Master Portfolio changed its investment objective). If it did, the Fund’s portfolio could be less diversified, and expenses could increase. The Fund might also have to pay increased brokerage, tax or other charges.

The Fund is subject indirectly to the following risks of the Master Portfolio:

Management Risk – The Master Portfolio is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Master Portfolio to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Master Portfolio is subject to market risk, which refers to the possibility that the market values of securities that the Master Portfolio holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Master Portfolio. Accordingly, an investment in the Master Portfolio could lose money over short or even long periods. The market values of the securities the Master Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Growth Investment Strategy Risk – The Master Portfolio’s growth style investment strategy attempts to identify companies that are believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. In addition, growth stocks, at times, may not perform as well as value stocks or the stock market in general, and may be out of favor with investors for extended periods of time.

Smaller Company Securities Risk – The Master Portfolio invests in securities of small- or mid-capitalization companies (“smaller companies”). These securities can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. Smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

6

Technology Sector Risk – The Master Portfolio invests in securities in the technology sector and thus may be impacted more adversely than other funds by factors affecting this sector. Technology companies are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of and investor enthusiasm for their securities. In addition, many technology companies have limited operating histories and are particularly vulnerable to the risks of rapidly changing technologies. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

General Sector Risk - The Master Portfolio invests in securities of companies that are in different but closely related industries, which are considered as being in the same broad economic sector. The values of such securities held by the Master Portfolio in such sector may be similarly affected by particular economic or market events, making the Master Portfolio more vulnerable to unfavorable developments in that sector than funds that invest in securities in many different sectors. Although the Master Portfolio does not intend to focus on any particular sector, at times the Master Portfolio may have a large portion of its assets invested in a particular sector.

Foreign Securities Risk – The Master Portfolio invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Master Portfolio may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Master Portfolio may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Small Cap Growth Fund II

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Small Cap Growth Fund II

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Russell 2000 Growth Index, an unmanaged, capitalization weighted index comprised of securities in the Russell 2000 Index that measures small company performance. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years(a)
Class Z shares returns before taxes	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)	The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Fund’s Class Z shares is December 12, 1995. The return for the index shown is from [ ].

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

9

Columbia Small Cap Growth Fund II

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

10

Columbia Small Cap Growth Fund II

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Class Z Shares
Management fees (b)	[	]%
Other expenses (c)	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (d)	[	]%
Total net expenses (e)	[	]%

(a)

These fees and expenses and the example below include the Fund’s portion of the fees and expenses deducted from the assets of the Master Portfolio. The terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus.

(b)

(c)

(d)

(e)

11

Columbia Small Cap Growth Fund II

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Small Cap Growth Fund II

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise sated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $[    ] billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

The Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Accordingly, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus. The Advisor earns its fee as the investment advisor to the Master Portfolio.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Master Portfolio, determining what securities and other investments the Master Portfolio should buy or sell and executing the Master Portfolio’s portfolio transactions. While the Advisor is responsible for the investment management of the Master Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Master Portfolio’s investments.

The Master Portfolio pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Master Portfolio and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

14

Management of the Fund

Portfolio Managers

The Advisor’s Small Cap Growth Strategies Team is the portfolio management team responsible for making the day-to-day investment decisions for the Master Portfolio. Remember that the Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Information about the portfolio managers on the Small Cap Growth Strategies Team that are primarily responsible for overseeing the Master Portfolio’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Daniel Cole

Service with the Fund since September 2001

Investment management experience since 1993

Columbia Management Portfolio Manager since 2001.

Daniele Donahoe

Service with the Fund since December 2005

Investment management experience since 1997

Columbia Management associated since 2002.

Jon Michael Morgan

Service with the Fund since December 2005

Investment management experience since 1996

Columbia Management associated since 2000.

Christian Pineno

Service with the Fund from January 1997 to December 2005 and October 2006 to present

Investment management experience since 1983

Columbia Management associated since July 1995.

Clifford Siverd

Service with the Fund since December 2005

Investment management experience since 1994

Columbia Management associated since 2001.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The table below shows the combined administration fees paid by the Fund and the Master Portfolio. The fee is calculated as an annual percentage of average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Small Cap Growth Fund II	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

17

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Conversion Features	none

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

20

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

21

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

22

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

23

Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

24

Buying, Selling and Exchanging Shares

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

25

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, telephone or online.

Buying Shares

Eligible Investors

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

26

Buying, Selling and Exchanging Shares

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

27

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

28

Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply. For example, you may be able to exchange your Class Z shares of the Fund for Class A shares of another Columbia Fund if that other Fund does not offer Class Z shares.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

29

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on an annual basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

30

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

31

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Small Cap Growth Fund II – Class Z Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

32

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Small Cap Growth Fund II – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

33

Columbia Small Cap Growth Fund II

For More Information

You’ll find more information about Columbia Small Cap Growth Fund II and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

34

Columbia Management®

Columbia Funds

Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Large Cap Core Fund

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Large Cap Core Fund (the Fund), which is one of the feeder funds in the Columbia Funds family of mutual funds (Columbia Funds) that invests all of its assets in another fund, Columbia Large Cap Core Master Portfolio (the Master Portfolio). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions. Throughout this Prospectus, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Fund’s various share classes.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Master Portfolio’s investment advisor (the Advisor) and the Fund’s and the Master Portfolio’s administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Master Portfolio, but retains general investment management responsibility for the Master Portfolio, subject to oversight by the Fund’s and the Master Portfolio’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Large Cap Core Fund

FUNDimensions ™

Columbia Large Cap Core Fund

Investment Objective:	Long-term capital appreciation

Investment Style:

Benchmark:	S&P 500 Index

Ticker Symbols:	Class A: NSGAX
Class B: NSIBX
Class C: NSGCX

Principal Risks:	Investing in a master portfolio risk

Management risk

Market risk

Growth investment strategy risk

Value investment strategy risk

Foreign securities risk

Convertible securities risk

Technology sector risk

Derivatives risk

FUNDamentals ™

Feeder Funds

Feeder funds do not have their own investment advisor. Feeder funds typically invest all of their assets in another fund, which is called a “master portfolio.” More than one feeder fund may invest in a master portfolio. Each feeder fund may have different share prices and returns than the other feeder funds because different feeder funds typically have varying sales charges, and ongoing and administrative and other expenses.

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies

The Fund invests all or substantially all of its assets in Columbia Large Cap Core Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

Under normal circumstances, the Master Portfolio will invest at least 80% of net assets in securities of companies that have market capitalizations in the range of the companies in the Standard & Poor’s (S&P) 500 Index(a) at the time of purchase (between $X and $X as of [                    ]). The Master Portfolio may invest up to 20% of total assets in foreign securities. The Master Portfolio normally will invest in common stocks, preferred stocks and convertible securities like warrants and rights. The Master Portfolio also may invest in exchange-traded funds.

The Advisor combines fundamental and quantitative analysis with risk management to identify investment opportunities and construct the Fund’s portfolio. The Advisor considers, among other factors:

•	overall economic and market conditions.

•

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

5

The Advisor may sell a security when its price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Master Portfolio’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals ™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

Principal Risks

Investing in a Master Portfolio Risk – The Fund invests in a Master Portfolio, but could withdraw its entire, or any part of its, investment from the Master Portfolio if it believes that it is in its best interests to do so (for example, if the Master Portfolio changed its investment objective). If it did, the Fund’s portfolio could be less diversified, and expenses could increase. The Fund might also have to pay increased brokerage, tax or other charges.

The Fund is subject indirectly to the following risks of the Master Portfolio:

Management Risk – The Master Portfolio is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Master Portfolio to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Master Portfolio is subject to market risk, which refers to the possibility that the market values of securities that the Master Portfolio holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Master Portfolio. Accordingly, an investment in the Master Portfolio could lose money over short or even long periods. The market values of the securities the Master Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Growth Investment Strategy Risk – The Master Portfolio’s growth style investment strategy attempts to identify companies that are believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. In addition, growth stocks, at times, may not perform as well as value stocks or the stock market in general, and may be out of favor with investors for extended periods of time.

Value Investment Strategy Risk – The Master Portfolio’s value style investment strategy attempts to identify companies whose stocks may be undervalued, with the expectation that they will rise in value. Value stocks are stocks of companies that, for example, may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in turn, potentially undervalued. If the assessment of a company’s value is incorrect, the price of the company’s stock may fall, or may not approach the value placed on it. There is also a risk that it may take longer than expected for the value of these investments to rise. In addition, value stocks, at times, may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for extended periods of time.

Foreign Securities Risk – The Master Portfolio invests in foreign securities and, as such, is subject to special risks as compared to a Master Portfolio that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Master Portfolio may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Master Portfolio may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the

6

payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

Convertible Securities Risk – The Master Portfolio invests in convertible securities, which are bonds, debentures, notes, preferred stocks or other securities that can be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security may only be redeemed or converted after a particular date and under certain circumstances (including a specified price) established upon issue. The market value of a convertible security tends to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company.

Technology Sector Risk – The Master Portfolio is subject to technology sector risk because it invests in securities in the technology sector and thus may be impacted more adversely than other funds by factors affecting this sector. Technology companies are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of and investor enthusiasm for their securities. In addition, many technology companies have limited operating histories and are particularly vulnerable to the risks of rapidly changing technologies. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Derivatives Risk – The Master Portfolio uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Master Portfolio’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Master Portfolio uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Master Portfolio. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Master Portfolio’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Master Portfolio to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Master Portfolio’s potential difficulty or inability to terminate or sell its derivative positions, as a liquid secondary market for such positions may not always exist at times when the Master Portfolio may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Master Portfolio may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Large Cap Core Fund

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Large Cap Core Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the S&P 500 Index, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		Since Inception (a)
Class A shares returns before taxes	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
Class B shares returns before taxes	[	]%	[	]%	[	]%
Class C shares returns before taxes	[	]%	[	]%	[	]%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B and Class C shares are August 2, 1999, August 2, 1999 and August 2, 1999, respectively. The return for the index shown is from August 2, 1999.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

9

Columbia Large Cap Core Fund

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

10

Columbia Large Cap Core Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[	]%	[	]%	[	]%
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[	]%(a)	[	]%(b)	[	]%(c)

Annual Fund Operating Expenses (d) (deducted from the Fund’s assets)

	Class A Shares		Class B Shares		Class C Shares
Management fees (e)	[	]%	[	]%	[	]%
Distribution and service fees	[	]%	[	]%	[	]%
Other expenses (f)	[	]%	[	]%	[	]%
Total annual Fund operating expenses	[	]%	[	]%	[	]%
Fee waivers and/or reimbursements (g)	[	]%	[	]%	[	]%
Total net expenses (h)	[	]%	[	]%	[	]%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and sell them within one year of buying them. See Choosing a Share Class for details.
(b)	This charge decreases over time. See Choosing a Share Class for details.
(c)	This charge applies to investors who buy Class C shares and sell them within one year of buying them. See Choosing a Share Class for details.
(d)

These fees and expenses and the example below include the Fund’s portion of the fees and expenses deducted from the assets of the Master Portfolio. The terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus.

(e)
(f)
(g)
(h)

11

Columbia Large Cap Core Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B or Class C shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year,

•	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [                    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year		3 years		5 years		10 years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class B Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Assuming complete redemption of shares at the end of the period	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Assuming no redemption	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Assuming complete redemption of shares at the end of the period	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Assuming no redemption	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Large Cap Core Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $[ ] billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

The Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Accordingly, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus. The Advisor earns its fee as the investment advisor to the Master Portfolio.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Master Portfolio, determining what securities and other investments the Master Portfolio should buy or sell and executing the Master Portfolio’s portfolio transactions. While the Advisor is responsible for the investment management of the Master Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Master Portfolio’s investments.

The Master Portfolio pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Master Portfolio and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

14

Management of the Fund

Portfolio Managers

The Advisor’s Core Strategies Team is the portfolio management team responsible for making the day-to-day investment decisions for the Master Portfolio. Remember that the Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Information about the portfolio managers on the Core Strategies Team that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Brian Condon

Service with the Fund since July 2004

Investment management experience since 1993

Columbia Management Portfolio Manager since 1999.

Craig Leopold

Service with the Fund since July 2004

Investment management experience since 1997

Columbia Management Portfolio Manager since 2003;

Rockefeller & Company – Portfolio Manager (2000-2003).

George Maris

Service with the Fund since December 2004

Investment management experience since 1998

Columbia Management Portfolio Manager since 2004; Putnam

Investments – Portfolio Manager (2000-2004).

Robert McConnaughey

Service with the Fund since July 2004

Investment management experience since 1993

Columbia Management Portfolio Manager since 2002;

Citigroup Asset Management – Associate Director of Research (2000-2002).

Colin Moore

Service with the Fund since July 2004

Investment management experience since [     ]

Columbia Management Portfolio Manager since 2002; Putnam

Investments – Portfolio Manager (2000-2001).

Peter Santoro

Service with the Fund since July 2004

Investment management experience since 1998

Columbia Management Portfolio Manager since 2003;

Rockefeller & Company – Portfolio Manager (2000-2003).

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The table below shows the combined administration fees paid by the Fund and the Master Portfolio. The fee is calculated as an annual percentage of average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Large Cap Core Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

17

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this Prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.

Investment Limits	none	up to $50,000 (based on aggregate account value) (b)	up to $1,000,000 (per transaction)

Front-End Sales Charges	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase

Conversion Features	none	convert to Class A shares eight years after purchase	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.
(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $49,999. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $49,999 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to the front-end sales charge that generally applies to Class A shares.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution (Rule 12b-1) and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought (a)	Sales charge as a % of the offering price (b)	Sales charge as a % of the net amount invested (b)	Amount retained or paid by selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00	%(c)(d)

(a)	Purchase amounts are aggregated among all Columbia Funds for purposes of this table.
(b)

Because the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases of $0 up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed when a CDSC is deducted if the shares are sold within twelve months from the time they were bought.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $2,999,999, including those in amounts of less than $1 million that are coded as commission eligible trades.

FUNDamentals ™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

20

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you sell those shares within one year of buying them.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you sell them within one year of buying them.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested dividends.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee based program.

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares of up to 5.75% of the offering price per share. The commission is paid by reducing the amount of your investment in the Fund by the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999 (a)	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

(a)	For certain group retirement plans, selling and/or servicing agents will receive a 1.00% commission from the Distributor on all purchases of less than $3 million.

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B and Class C shares, but you may pay a CDSC when you sell your Class B or Class C shares.

The CDSC on Class B and Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

21

Choosing a Share Class

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

22

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. The first breakpoint discount will be applied when your total purchases reach $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals ™

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

•	individual accounts,

•	joint accounts,

•	certain IRA accounts,

•	certain health savings accounts,

•	certain trusts, and

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

23

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into other Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid the application of a CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan and in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

24

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total

Class A	— (a)	— (a)	0.25	%(a)
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%

(a)	The Fund’s Class A shares pay a combined distribution (Rule 12b-1) and service fee pursuant to the Fund’s combined distribution (Rule 12b-1) shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

25

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

26

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

27

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

28

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

29

Buying, Selling and Exchanging Shares

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

30

Buying, Selling and Exchanging Shares

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

31

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

•	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

32

Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

33

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

•	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. The rules described below for making exchanges apply to systematic exchanges.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on an annual basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

35

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

36

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Large Cap Core Fund – Class A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

37

Financial Highlights

Columbia Large Cap Core Fund – Class B Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

38

Financial Highlights

Columbia Large Cap Core Fund – Class C Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

39

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Large Cap Core Fund – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

40

Hypothetical Fees and Expenses

Columbia Large Cap Core Fund – Class B Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Large Cap Core Fund – Class C Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

41

Columbia Large Cap Core Fund

For More Information

You’ll find more information about Columbia Large Cap Core Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Large Cap Core Fund

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Large Cap Core Fund (the Fund), which is one of the feeder funds in the Columbia Funds family of mutual funds (Columbia Funds) that invests all of its assets in another fund, Columbia Large Cap Core Master Portfolio (the Master Portfolio). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions. Throughout this Prospectus, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class Z shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Master Portfolio’s investment advisor (the Advisor) and the Fund’s and the Master Portfolio’s administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Master Portfolio, but retains general investment management responsibility for the Master Portfolio, subject to oversight by the Fund’s and the Master Portfolio’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Large Cap Core Fund

FUNDimensions ™

Columbia Large Cap Core Fund

Investment Objective:	Long-term capital appreciation

Investment Style:

Benchmark:	S&P 500 Index

Ticker Symbols:	Class Z: NSEPX

Principal Risks:	Investing in a master portfolio risk
Management risk
Market risk
Growth investment strategy risk
Value investment strategy risk
Foreign securities risk
Convertible securities risk
Technology sector risk
Derivatives risk

FUNDamentals ™

Feeder Funds

Feeder funds do not have their own investment advisor. Feeder funds typically invest all of their assets in another fund, which is called a “master portfolio.” More than one feeder fund may invest in a master portfolio. Each feeder fund may have different share prices and returns than the other feeder funds because different feeder funds typically have varying sales charges, and ongoing and administrative and other expenses.

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies

The Fund invests all or substantially all of its assets in Columbia Large Cap Core Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

Under normal circumstances, the Master Portfolio will invest at least 80% of net assets in securities of companies that have market capitalizations in the range of the companies in the Standard & Poor’s (S&P) 500 Index(a) at the time of purchase (between $X and $X as of [            ]). The Master Portfolio may invest up to 20% of total assets in foreign securities. The Master Portfolio normally will invest in common stocks, preferred stocks and convertible securities like warrants and rights. The Master Portfolio also may invest in exchange-traded funds.

The Advisor combines fundamental and quantitative analysis with risk management to identify investment opportunities and construct the Fund’s portfolio. The Advisor considers, among other factors:

•	overall economic and market conditions.

•

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

5

The Advisor may sell a security when its price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Master Portfolio’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals ™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

Principal Risks

Investing in a Master Portfolio Risk – The Fund invests in a Master Portfolio, but could withdraw its entire, or any part of its, investment from the Master Portfolio if it believes that it is in its best interests to do so (for example, if the Master Portfolio changed its investment objective). If it did, the Fund’s portfolio could be less diversified, and expenses could increase. The Fund might also have to pay increased brokerage, tax or other charges.

The Fund is subject indirectly to the following risks of the Master Portfolio:

Management Risk – The Master Portfolio is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Master Portfolio is subject to market risk, which refers to the possibility that the market values of securities that the Master Portfolio holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Master Portfolio. Accordingly, an investment in the Master Portfolio could lose money over short or even long periods. The market values of the securities the Master Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Growth Investment Strategy Risk – The Master Portfolio’s growth style investment strategy attempts to identify companies that are believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. In addition, growth stocks, at times, may not perform as well as value stocks or the stock market in general, and may be out of favor with investors for extended periods of time.

Value Investment Strategy Risk – The Master Portfolio’s value style investment strategy attempts to identify companies whose stocks may be undervalued, with the expectation that they will rise in value. Value stocks are stocks of companies that, for example, may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in turn, potentially undervalued. If the assessment of a company’s value is incorrect, the price of the company’s stock may fall, or may not approach the value placed on it. There is also a risk that it may take longer than expected for the value of these investments to rise. In addition, value stocks, at times, may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for extended periods of time.

Foreign Securities Risk – The Master Portfolio invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Master Portfolio may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Master Portfolio may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

Convertible Securities Risk – The Master Portfolio invests in convertible securities, which are bonds, debentures, notes, preferred stocks or other securities that can be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security may only be redeemed or converted after a particular date and under certain circumstances (including a specified price) established upon issue. The market value of a convertible security tends to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company.

6

Technology Sector Risk – The Master Portfolio is subject to technology sector risk because it invests in securities in the technology sector and thus may be impacted more adversely than other funds by factors affecting this sector. Technology companies are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of and investor enthusiasm for their securities. In addition, many technology companies have limited operating histories and are particularly vulnerable to the risks of rapidly changing technologies. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Derivatives Risk – The Master Portfolio uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Master Portfolio’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Master Portfolio uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Master Portfolio. There is also a risk that the derivative will not correlate well with the position or security for which it is substituting. The Master Portfolio’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Master Portfolio to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market and economic developments on the underlying security, asset, index or rate and the derivative itself. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Master Portfolio’s potential difficulty or inability to terminate or sell its derivative positions, as a liquid secondary market for such positions may not always exist at times when the Master Portfolio may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and, along with over-the-counter derivatives (those not traded on an exchange), may be difficult to value and less liquid and have greater exposure to the risk that the other party will not meet its obligations. With some derivative strategies, there is a risk that the Master Portfolio may not be able to find a suitable derivative transaction counterparty, and thus may be unable to implement the strategy.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Large Cap Core Fund

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Large Cap Core Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the S&P 500 Index, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		Since Inception (a)
Class Z shares returns before taxes	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Fund’s Class Z shares is October 2, 1998. The return for the index shown is from October 2, 1998.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

9

Columbia Large Cap Core Fund

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

10

Columbia Large Cap Core Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Class Z Shares
Management fees (b)	[	]%
Other expenses (c)	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (d)	[	]%
Total net expenses (e)	[	]%

(a)

These fees and expenses and the example below include the Fund’s portion of the fees and expenses deducted from the assets of the Master Portfolio. The terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus.

(b)
(c)
(d)
(e)

11

Columbia Large Cap Core Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Large Cap Core Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but only in amounts of less than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

To seek a return on uninvested cash (or for other reasons), the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $[ ] billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

The Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Accordingly, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus. The Advisor earns its fee as the investment advisor to the Master Portfolio.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Master Portfolio, determining what securities and other investments the Master Portfolio should buy or sell and executing the Master Portfolio’s portfolio transactions. While the Advisor is responsible for the investment management of the Master Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Master Portfolio’s investments.

The Master Portfolio pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Master Portfolio and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31.

14

Management of the Fund

Portfolio Managers

The Advisor’s Core Strategies Team is the portfolio management team responsible for making the day-to-day investment decisions for the Master Portfolio. Remember that the Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Information about the portfolio managers on the Core Strategies Team that are primarily responsible for overseeing the Master Portfolio’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Brian Condon

Service with the Fund since July 2004

Investment management experience since 1993

Columbia Management Portfolio Manager since 1999.

Craig Leopold

Service with the Fund since July 2004

Investment management experience since 1997

Columbia Management Portfolio Manager since 2003; Rockefeller & Company – Portfolio Manager (2000-2003).

George Maris

Service with the Fund since December 2004

Investment management experience since 1998

Columbia Management Portfolio Manager since 2004; Putnam Investments – Portfolio Manager (2000-2004).

Robert McConnaughey

Service with the Fund since July 2004

Investment management experience since 1993

Columbia Management Portfolio Manager since 2002; Citigroup Asset Management – Associate Director of Research (2000-2002).

Colin Moore

Service with the Fund since July 2004

Investment management experience since [    ]

Columbia Management Portfolio Manager since 2002; Putnam Investments – Portfolio Manager (2000-2001).

Peter Santoro

Service with the Fund since July 2004

Investment management experience since 1998

Columbia Management Portfolio Manager since 2003; Rockefeller & Company – Portfolio Manager (2000-2003).

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The table below shows the combined administration fees paid by the Fund and the Master Portfolio. The fee is calculated as an annual percentage of average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Large Cap Core Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

17

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

About Class Z Shares

Description of the Share Class

The Fund offers one class of shares in this Prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Conversion Features	none

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

20

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

21

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

22

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

23

Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

24

Buying, Selling and Exchanging Shares

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

25

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, telephone or online.

Buying Shares

Eligible Investors

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

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Buying, Selling and Exchanging Shares

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

27

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

28

Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply. For example, you may be able to exchange your Class Z shares of the Fund for Class A shares of another Columbia Fund if that other Fund does not offer Class Z shares.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on an annual basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

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Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

31

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Large Cap Core Fund – Class Z Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Large Cap Core Fund – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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Columbia Large Cap Core Fund

For More Information

You’ll find more information about Columbia Large Cap Core Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

34

Columbia Management®

Columbia Funds

Daily Class Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia California Tax-Exempt Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia California Tax-Exempt Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Daily Class shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement .com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia California Tax-Exempt Reserves

FUNDimensions ™

Columbia California Tax-Exempt Reserves

Investment Objective:	Current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market

Ticker Symbol:	Daily Class:

Principal Risks:

Management risk

Market risk

Money market fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

Pass-through certificates risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in securities that pay interest exempt from federal income tax and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside California.

The Fund may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

5

Columbia California Tax-Exempt Reserves

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

State-Specific Municipal Securities Risk – The Fund invests in securities issued by a particular state and its instrumentalities. As a result, the Fund is more vulnerable to unfavorable developments in such state than funds that invest in municipal securities of many different states. The value of its shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states. In addition, a municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

6

Columbia California Tax-Exempt Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Daily Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia California Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years (a)
Daily Class Shares	[	]%	[	]%	[	]%

(a)	The inception date of the Fund’s Daily Class shares is October 2, 1996.

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Daily Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

8

Columbia California Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Daily Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Daily Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Daily Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Daily Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

9

Columbia California Tax-Exempt Reserves

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing the Fund’s Investment

Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

10

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [            ], the Advisor had assets under management of approximately $ [    ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended August 31.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia California Tax-Exempt Reserves	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

11

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

12

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v. AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

13

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

14

About Daily Class Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Daily Class shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Daily Class shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611 for more information about the Fund’s share classes and how to choose among them.

Daily Class Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500. Daily Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services).

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

15

About Daily Class Shares

Distribution (Rule 12b-1) and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the Fund’s Daily Class shares:

Distribution (Rule 12b-1) and Service Fees

	Distribution (Rule 12b-1 Fee)	Service Fee	Combined Total
Daily Class	0.35%	0.25%	0.60%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

16

About Daily Class Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

17

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Daily Class shares of the Fund at the following times each business day (unless the Fund closes early):

•	11:30 a.m. Eastern time.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

18

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for Daily Class shares of the Fund that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

•

If your order for Columbia California Tax-Exempt Reserves is received by 11:30 a.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

19

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will

20

Buying, Selling and Exchanging Shares

be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Fund does not accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

21

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Daily Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). Daily Class shares are primarily intended for use in connection with specific Cash Management Services programs. Daily Class Shares may be offered by certain Bank of America affiliates and certain other financial intermediaries.

Minimum Initial Investments

The minimum initial investment for Daily Class shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Daily Class shares purchased through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Daily Class shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Daily Class shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, When there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Daily Class shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

22

Buying, Selling and Exchanging Shares

Other Purchase Rules You Should Know

•	You buy Daily Class shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Daily Class shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Daily Class shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Daily Class shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Checkwriting Service

You can withdraw money from the Fund using Columbia Funds’ free checkwriting service. Contact your financial advisor to set up the service. Each check you write must be for a minimum of $250. You can only use checks to make partial withdrawals; you can’t use a check to make a full withdrawal of the shares you hold in the Fund. Shares you sell by writing a check are eligible to receive distributions up to the day the Fund’s custodian receives the check for payment. Columbia Funds can change or cancel the service by giving you 30 days notice in writing.

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your Daily Class shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

23

Buying, Selling and Exchanging Shares

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Daily Class shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	You can generally exchange Daily Class shares of a Columbia Money Market Fund for Daily Class shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

24

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

25

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

26

Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

27

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia California Tax-Exempt Reserves – Daily Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

28

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia California Tax-Exempt Reserves – Daily Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

29

dc doc 489090 – California Tax-Exempt Reserves (Daily)

Columbia California Tax-Exempt Reserves

For More Information

You’ll find more information about Columbia California Tax-Exempt Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:  800.345.6611

Online:  www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Class A Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Cash Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Cash Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class A shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement .com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Cash Reserves

FUNDimensions ™

Columbia Cash Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market

Ticker Symbol:	Class A: NPRXX

Principal Risks:

Management risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments.

The Fund will purchase only first-tier securities, which primarily include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

5

Columbia Cash Reserves

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

6

Columbia Cash Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Cash Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		Since Inception (a)
Class A Shares	[	]%	[	]%	[	]%

(a)	The inception date of the Fund’s Class A shares is May 13, 2002.

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

8

Columbia Cash Reserves

Shareholder Fees (paid directly from your investment)

Class A Shares

Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Class A Shares

Management fees (b)	[	]%
Distribution and service fee	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [        ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year		3 years		5 years		10 years
Class A Shares	$ [	]	$ [	]	$ [	]	$ [	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

9

Columbia Cash Reserves

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing the Fund’s Investment

Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

10

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [                ], the Advisor had assets under management of approximately $ [    ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended August 31.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Cash Reserves	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

11

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

12

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

13

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

14

About Class A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611 for more information about the Fund’s share classes and how to choose among them.

Class A Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and Class A shares are available to the general public for investment.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

15

About Class A Shares

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the Fund’s Class A shares:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class A	0.10%	0.25%	0.35%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

16

About Class A Shares

Shareholder Administration Fees

Pursuant to the shareholder administration plan for Class A shares adopted by the Board, the Fund pays the Advisor, the Distributor and/or eligible selling and/or servicing agents a shareholder administration fee in addition to the fees it pays the Administrator for overseeing the administrative operations of the Fund. These fees are calculated monthly and are intended to compensate the Advisor, the Distributor and/or eligible selling and/or servicing agents for the shareholder administration services they provide. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual shareholder administration fee (as an annual % of average daily net assets) applicable to the Fund’s Class A shares:

Shareholder Administration Fee

Class A	0.10%

The Fund will pay these fees to the Advisor, the Distributor and/or to eligible selling and/or servicing agents, for as long as the shareholder administration plan for Class A shares continues. Columbia Funds may reduce or discontinue payments at any time.

17

About Class A Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

18

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Class A shares of the Fund at the following times each business day (unless the Fund closes early):

•	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

19

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for Class A shares of the Fund that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

•

If your order for Columbia Cash Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

20

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will

21

Buying, Selling and Exchanging Shares

be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Fund does not accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

22

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Minimum Initial Investments

The minimum initial investment for Class A shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A shares purchased through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, When there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Class A shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•	You buy Class A shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

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Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Checkwriting Service

You can withdraw money from the Fund using Columbia Funds’ free checkwriting service. Contact your financial advisor to set up the service. Each check you write must be for a minimum of $250. You can only use checks to make partial withdrawals; you can’t use a check to make a full withdrawal of the shares you hold in the Fund. Shares you sell by writing a check are eligible to receive distributions up to the day the Fund’s custodian receives the check for payment. Columbia Funds can change or cancel the service by giving you 30 days notice in writing.

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your Class A shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

24

Buying, Selling and Exchanging Shares

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	You can generally exchange Class A shares of a Columbia Money Market Fund for Class A shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

26

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

27

Distributions and Taxes

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Cash Reserves – Class A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate

Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Cash Reserves – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

30

Columbia Cash Reserves

For More Information

You’ll find more information about Columbia Cash Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Cash Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Cash Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Fund’s various share classes.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator).

Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Cash Reserves

FUNDimensions ™

Columbia Cash Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market

Ticker Symbol:	Class B:
Class C:

Principal Risks:

Management risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments.

The Fund will purchase only first-tier securities, which primarily include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

5

Columbia Cash Reserves

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

6

Columbia Cash Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class B shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Cash Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Class B Shares	[	]%	[	]%	[	]%
Class C Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

8

Columbia Cash Reserves

Shareholder Fees (paid directly from your investment)

	Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[	]%	[	]%
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	[	]%	[	]%

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

	Class B Shares		Class C Shares
Management fees (b)	[	]%	[	]%
Distribution and service fees	[	]%	[	]%
Other expenses	[	]%	[	]%
Total annual Fund operating expenses	[	]%	[	]%
Fee waivers and/or reimbursements (c)	[	]%	[	]%
Net expense ratio	[	]%	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class B or Class C shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [                    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year		3 years		5 years		10 years
Class B Shares	[	]%	[	]%	[	]%	[	]%
Class C Shares	[	]%	[	]%	[	]%	[	]%

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

9

Columbia Cash Reserves

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

10

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [                    ], the Advisor had assets under management of approximately $ [            ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [            ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended August 31.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Cash Reserves	[ ]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

11

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

12

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

13

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

14

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers two classes of shares in this Prospectus: Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class B and Class C shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.

Investment Limits	up to $50,000 (based on aggregate account value) (b)	up to $1,000,000 (per transaction)

Front-End Sales Charges	none	none

Contingent Deferred Sales Charges (CDSCs)	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase

Conversion Features	Convert to Class A Shares eight years after purchase	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.
(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $49,999. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $49,999 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to the front-end sales charge that generally applies to Class A shares.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

15

Choosing a Share Class

Sales Charges and Commissions

Sales charges and commissions compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and maintaining and servicing the shares held in your account. Sales charges and commissions are intended to provide incentives for selling and/or servicing agents to provide these services on an ongoing basis.

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B and Class C shares, but you may pay a CDSC when you sell your Class B or Class C shares.

The CDSC on Class B and Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC

One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

16

Choosing a Share Class

Reductions/Waivers of Sales Charges

FUNDamentals ™

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

•	individual accounts,

•	joint accounts,

•	certain IRA accounts,

•	certain health savings accounts,

•	certain trusts, and

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

CDSC Waivers

You may be able to avoid the application of a CDSC when you sell Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan and in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

17

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

18

Choosing a Share Class

Shareholder Administration Fees

Pursuant to the shareholder administration plan for Class B and Class C shares adopted by the Board, the Fund pays the Advisor, the Distributor and/or eligible selling and/or servicing agents a shareholder administration fee in addition to the fees it pays the Administrator for overseeing the administrative operations of the Fund. These fees are calculated daily and are intended to compensate the Advisor, the Distributor and/or eligible selling and/or servicing agents for the shareholder administration services they provide. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual shareholder administration fee (as an annual % of average daily net assets) applicable to the Fund’s Class B and Class C shares:

Shareholder Administration Fees

Class B	0.10%
Class C	0.10%

The Fund will pay these fees to the Advisor, the Distributor and/or to eligible selling and/or servicing agents for as long as the shareholder administration plan for Class B and Class C shares continues. Columbia Funds may reduce or discontinue payments at any time.

19

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

20

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Class B and Class C shares of Fund at the following times each business day (unless the Fund closes early):

•	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

21

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for Class B and Class C shares of the Fund that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

•

If your order for Columbia Cash Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

22

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year. Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will

23

Buying, Selling and Exchanging Shares

be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Fund does not accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

24

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Minimum Initial Investments

The minimum initial investment for Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class B and Class C shares purchased through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class B and Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class B and Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, When there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Class B and Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•	You buy Class B and Class C shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

25

Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class B and Class C shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class B and Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Checkwriting Service

You can withdraw money from the Fund using Columbia Funds’ free checkwriting service. Contact your financial advisor to set up the service. Each check you write must be for a minimum of $250. You can only use checks to make partial withdrawals; you can’t use a check to make a full withdrawal of the shares you hold in the Fund. Shares you sell by writing a check are eligible to receive distributions up to the day the Fund’s custodian receives the check for payment. Columbia Funds can change or cancel the service by giving you 30 days notice in writing.

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your Class B and/or Class C shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

26

Buying, Selling and Exchanging Shares

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class B and Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

Automated Dollar Cost Averaging Feature

You can systematically exchange $100 or more of Class B or Class C shares for shares of the same class of up to 5 other Columbia Funds non-Money Market Funds, every month or quarter. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611(individual investors) or 800.353.0828 (institutional investors). You do not need to have an investment in the Columbia Funds you want to exchange into. If you set up your plan to exchange more than $100,000 each month you must have your signature Medallion guaranteed.

The rules described below for making exchanges apply to systematic and dollar cost averaging exchanges, except that any applicable minimum investment requirements of the Columbia Funds non-Money Market Funds do not apply to dollar cost averaging exchanges.

Other Exchange Rules You Should Know

•	You can generally exchange Class B and/or Class C shares of a Columbia Money Market Fund for Class B and/or Class C shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

27

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

28

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

29

Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

30

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Cash Reserves – Class B Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

31

Financial Highlights

Columbia Cash Reserves – Class C Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

32

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Cash Reserves – Class B Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

33

Hypothetical Fees and Expenses

Columbia Cash Reserves – Class C Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

34

Columbia Cash Reserves

For More Information

You’ll find more information about Columbia Cash Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Cash Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Cash Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class Z shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement .com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Cash Reserves

FUNDimensions ™

Columbia Cash Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market

Ticker Symbol:	Class Z: CHZXX

Principal Risks:

Management risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments.

The Fund will purchase only first-tier securities, which primarily include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

5

Columbia Cash Reserves

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

6

Columbia Cash Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Cash Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Class Z Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

8

Columbia Cash Reserves

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Class Z Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [        ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

9

Columbia Cash Reserves

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

10

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [                ], the Advisor had assets under management of approximately $ [    ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended August 31.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Cash Reserves	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

11

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

12

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

13

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

14

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611 for more information about the Fund’s share classes and how to choose among them.

Class Z Shares (a)
Eligible Investors and Minimum Initial Investments (b)	Also, Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

(a)

Class Z shares of the Columbia Money Market Funds are generally closed to new investors and are available for purchase only to existing Class Z shareholders and investors purchasing through exchanges of Class Z shares of other Columbia Funds. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Share Class Closing for more details.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

15

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

16

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Class Z shares of the Fund at the following times each business day (unless the Fund closes early):

•	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

17

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for Class Z shares of the Fund that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

•

If your order for Columbia Cash Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

18

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will

19

Buying, Selling and Exchanging Shares

be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Fund does not accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

20

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Share Class Closing

With limited exceptions, Class Z shares are generally closed to new investors, and are available for purchase only to existing Class Z shareholders and investors purchasing through exchanges of Class Z shares of other Columbia Funds. Contact Columbia Funds or your financial advisor for information about investing in Class Z shares.

Buying Shares

Eligible Investors

Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

21

Buying, Selling and Exchanging Shares

•

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, When there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•	You buy Class Z shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

22

Buying, Selling and Exchanging Shares

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your Class Z shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

23

Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

•	You can generally exchange Class Z shares of a Columbia Money Market Fund for Class Z shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

24

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

25

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

26

Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

27

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Cash Reserves – Class Z Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

28

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Cash Reserves – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

29

Columbia Cash Reserves

For More Information

You’ll find more information about Columbia Cash Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Daily Class Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Cash Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Cash Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Daily Class shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement .com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Cash Reserves

FUNDimensions ™

Columbia Cash Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market

Ticker Symbol:	Daily Class:

Principal Risks:

Management risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments.

The Fund will purchase only first-tier securities, which primarily include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

5

Columbia Cash Reserves

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

6

Columbia Cash Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Daily Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Cash Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		Since Inception (a)
Daily Class Shares	[	]%	[	]%	[	]%

(a)	The inception date of the Fund’s Daily Class shares is [ ].

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Daily Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

8

Columbia Cash Reserves

Shareholder Fees (paid directly from your investment)

Daily Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Daily Class Shares
Management fees (b)	[	]%
Distribution and service fees	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Daily Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Daily Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

9

Columbia Cash Reserves

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

10

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [            ], the Advisor had assets under management of approximately $ [    ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended August 31.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Cash Reserves	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

11

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

12

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

13

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

14

About Daily Class Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Daily Class shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Daily Class shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611 for more information about the Fund’s share classes and how to choose among them.

Daily Class Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500. Daily Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services).

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

15

About Daily Class Shares

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the Fund’s Daily Class shares:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Daily Class	0.35%	0.25%	0.60%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

16

About Daily Class Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

17

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Daily Class shares of the Fund at the following times each business day (unless the Fund closes early):

•	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

18

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for Daily Class shares of the Fund that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

•

If your order for Columbia Cash Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

19

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will

20

Buying, Selling and Exchanging Shares

be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Fund does not accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

21

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Daily Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). Daily Class shares are primarily intended for use in connection with specific Cash Management Services programs. Daily Class Shares may be offered by certain Bank of America affiliates and certain other financial intermediaries.

Minimum Initial Investments

The minimum initial investment for Daily Class shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Daily Class shares purchased through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Daily Class shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Daily Class shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, When there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Daily Class shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

22

Buying, Selling and Exchanging Shares

Other Purchase Rules You Should Know

•	You buy Daily Class shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Daily Class shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Daily Class shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Daily Class shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Checkwriting Service

You can withdraw money from the Fund using Columbia Funds’ free checkwriting service. Contact your financial advisor to set up the service. Each check you write must be for a minimum of $250. You can only use checks to make partial withdrawals; you can’t use a check to make a full withdrawal of the shares you hold in the Fund. Shares you sell by writing a check are eligible to receive distributions up to the day the Fund’s custodian receives the check for payment. Columbia Funds can change or cancel the service by giving you 30 days notice in writing.

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your Daily Class shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

23

Buying, Selling and Exchanging Shares

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Daily Class shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	You can generally exchange Daily Class shares of a Columbia Money Market Fund for Daily Class shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

24

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

25

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

26

Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

27

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Cash Reserves – Daily Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

28

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Cash Reserves – Daily Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

29

Columbia Cash Reserves

For More Information

You’ll find more information about Columbia Cash Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Marsico Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Cash Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Cash Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Marsico shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement .com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Cash Reserves

FUNDimensions ™

Columbia Cash Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market

Ticker Symbol:	Marsico Shares:

Principal Risks:

Management risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments.

The Fund will purchase only first-tier securities, which primarily include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

5

Columbia Cash Reserves

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

6

Columbia Cash Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Marsico shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Cash Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Marsico Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Marsico shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

8

Columbia Cash Reserves

Shareholder Fees (paid directly from your investment)

Marsico Shares

Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A

Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Marsico Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Marsico shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [        ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Marsico Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

9

Columbia Cash Reserves

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

10

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [                    ], the Advisor had assets under management of approximately $ [            ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended August 31.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Cash Reserves	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

11

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

12

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

13

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

14

About Marsico Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Marsico shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Marsico shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611 for more information about the Fund’s share classes and how to choose among them.

Marsico Shares
Eligible Investors and Minimum Initial Investments (a)

Marsico shares are available only to investors in the Marsico Focus Fund, the Marsico Growth Fund, the Marsico 21st Century Fund and the Marsico International Opportunities Fund (the Marsico Funds).

The minimum initial investment amounts for Marsico shares range from $500 to $2,500.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

15

About Marsico Shares

Shareholder Administration Fees

Pursuant to the shareholder administration plan for Marsico shares adopted by the Board, the Fund pays the Advisor, the Distributor and/or eligible selling and/or servicing agents a shareholder administration fee in addition to the fees it pays the Administrator for overseeing the administrative operations of the Fund. These fees are calculated monthly and are intended to compensate the Advisor, the Distributor and/or eligible selling and/or servicing agents for the shareholder administration services they provide. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual shareholder administration fee (as an annual % of average daily net assets) applicable to the Fund’s Marsico shares:

Shareholder Administration Fee
Marsico Shares	0.10%

The Fund will pay these fees to the Advisor, the Distributor and/or to eligible selling and/or servicing agents, for as long as the shareholder administration plan for Marsico shares continues. Columbia Funds may reduce or discontinue payments at any time.

Service Fees

Pursuant to a shareholder servicing plan, the Fund pays its servicing agent, UMB Fund Services, Inc., a fee for providing services to investors. This fee is calculated daily and paid monthly. Because the fee is paid out of the Fund’s assets on an ongoing basis, it will increase the cost of your investment over time.

The table below shows the maximum annual shareholder servicing fee (as an annual % of average daily net assets) applicable to the Fund’s Marsico shares:

Service Fee
Marsico Shares	0.10%

The Fund will pay this fee to its servicing agent, UMB Fund Services, Inc., for as long as the shareholder servicing plan for Marsico shares continues. Columbia Funds may reduce or discontinue payments at any time.

16

About Marsico Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

17

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Marsico shares of Fund at the following times each business day (unless the Fund closes early):

•	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

18

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for Marsico shares of the Fund that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

•

If your order for Columbia Cash Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

19

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year. Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will

20

Buying, Selling and Exchanging Shares

be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Fund does not accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

21

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Eligible Investors

Remember that Marsico shares are only available to investors in the Marsico Focus Fund, the Marsico Growth Fund, the Marsico 21st Century Fund, and the Marsico International Opportunities Fund (Marsico Funds). Please call the servicing agent, UMB Fund Services, Inc., at 888.860.8686 for details.

Buying Shares

Minimum Initial Investments

The minimum initial investments for Marsico shares are as follows:

•	$2,500 for regular accounts;

•	$1,000 for traditional and Roth IRAs;

•	$500 for spousal IRA accounts;

•	$500 for SEP IRA accounts; and

•	$500 for transfers to minor accounts.

For investors establishing a Systematic Investment Plan, the minimum investment is $1,000.

Minimum Additional Investments

There minimum additional investment for Marsico shares is $500.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases of $50 or more via automatic transfers from your bank account to the Marsico shares of the Fund on the 5th, 10th, 15th or 20th day of the month on a monthly, quarterly or semi-annual basis.

Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Other Purchase Rules You Should Know

•	You buy Marsico shares at net asset value per share.

•

The servicing agent, UMB Fund Services, Inc., is responsible for sending your purchase orders to Columbia Funds and ensuring that we receive your money on time. If we do not receive your money on time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. Columbia Funds reserves the right to redeem all or part of your holding of shares in any Columbia Fund in order to meet these costs.

•	All purchases must be made in U.S. dollars and checks drawn on U.S. banks. No cash, credit cards or third party checks will be accepted.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

22

Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Marsico shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

If you sell your shares through the servicing agent, UMB Fund Services, Inc., Columbia Funds will normally send the redemption proceeds by Fedwire as soon as practicable following the net asset value determination time applicable to your order.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your Marsico shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

23

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Marsico shares of the Fund by exchanging $50 or more of Marsico shares of the Fund for shares of the Marsico Funds on the 5th, 10th, 15th or 20th day of the month. Contact your financial advisor or the servicing agent, UMB Fund Services, Inc., to set up the plan. You can then send your order to the servicing agent in writing or by calling 888.860.8686. If you set up your plan to exchange more than $100,000 you must have your signature Medallion guaranteed. You must already have an investment in the Funds you want to exchange.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	You can generally exchange Marsico shares of a Columbia Money Market Fund for Marsico shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

24

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

25

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

26

Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

27

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Cash Reserves – Marsico Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

28

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Cash Reserves – Marsico Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

29

Columbia Cash Reserves

For More Information

You’ll find more information about Columbia Cash Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

G-Trust Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Connecticut Municipal Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Connecticut Municipal Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s G-Trust shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement .com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Connecticut Municipal Reserves

FUNDimensions ™

Columbia Connecticut Municipal Reserves

Investment Objective:	Current income exempt from federal income tax and Connecticut individual, trust and estate income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market

Ticker Symbol:	G-Trust:

Principal Risks:

Management risk

Market risk

Money market fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Pass-through certificates risk

Interest rate risk

Credit risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income exempt from federal income tax and Connecticut individual, trust and estate income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in municipal securities that pay interest exempt from federal income tax and Connecticut individual, trust and estate income tax. These securities are issued by or on behalf of the State of Connecticut, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside Connecticut. The Fund may invest up to 20% of net assets in securities that pay interest subject to taxation, including the federal alternative minimum tax.

The Fund may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

5

Columbia Connecticut Municipal Reserves

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

State-Specific Municipal Securities Risk – The Fund invests in securities issued by a particular state and its instrumentalities. As a result, the Fund is more vulnerable to unfavorable developments in such state than funds that invest in municipal securities of many different states. The value of its shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states. In addition, a municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

6

Columbia Connecticut Municipal Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s G-Trust shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Connecticut Municipal Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
G-Trust Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to G-Trust shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

8

Columbia Connecticut Municipal Reserves

Shareholder Fees (paid directly from your investment)

G-Trust Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

G-Trust Shares
Management fees(b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements(c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in G-Trust shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [                    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
G-Trust Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

9

Columbia Connecticut Municipal Reserves

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing the Fund’s Investment

Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

10

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [                    ], the Advisor had assets under management of approximately $ [            ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [                    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended August 31. Prior to August 2006, Columbia Connecticut Municipal Reserves had a fiscal year end of May 31.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Connecticut Intermediate Municipal Bond Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

11

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

12

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

13

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

14

About G-Trust Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: G-Trust shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the G-Trust shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611 for more information about the Fund’s share classes and how to choose among them.

G-Trust Shares
Eligible Investors and Minimum Initial Investments	G-Trust shares are only available to certain eligible investors. The minimum initial investment amount is $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

15

About G-Trust Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

16

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for G-Trust shares of Fund at the following times each business day (unless the Fund closes early):

•	11:30 a.m. Eastern time.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

17

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for G-Trust shares of the Fund that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

•

If your order for Columbia Connecticut Municipal Reserves is received by 11:30 a.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

18

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will

19

Buying, Selling and Exchanging Shares

be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Fund does not accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

20

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Eligible Investors

G-Trust Shares of the Fund are available for purchase by investors maintaining a qualified account at a bank or trust institution, including subsidiaries of Bank of America Corporation. Qualified accounts include discretionary investment management accounts, custodial accounts, agency accounts and different types of tax-advantaged accounts. Your institution can provide more information about which types of accounts are eligible.

Buying Shares

Minimum Initial Investments

The minimum initial investment for G-Trust shares is $2,500.

Minimum Additional Investments

There is no minimum additional investment for G-Trust shares.

Wire Purchases

You may buy G-Trust shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, When there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy G-Trust shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•	You buy G-Trust shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your G-Trust shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell G-Trust shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

21

Buying, Selling and Exchanging Shares

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your G-Trust shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	You can generally exchange G-Trust shares of a Columbia Money Market Fund for G-Trust shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

22

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

23

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

24

Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

25

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Connecticut Municipal Reserves – G-Trust Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

26

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Connecticut Municipal Reserves – G-Trust Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

27

Columbia Connecticut Municipal Reserves

For More Information

You’ll find more information about Columbia Connecticut Municipal Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Retail A Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Connecticut Municipal Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Connecticut Municipal Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Retail A shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Connecticut Municipal Reserves

FUNDimensions ™

Columbia Connecticut Municipal Reserves

Investment Objective:	Current income exempt from federal income tax and Connecticut individual, trust and estate income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market

Ticker Symbol:	Retail A:

Principal Risks:

Management risk

Market risk

Money market fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Pass-through certificates risk

Interest rate risk

Credit risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income exempt from federal income tax and Connecticut individual, trust and estate income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in municipal securities that pay interest exempt from federal income tax and Connecticut individual, trust and estate income tax. These securities are issued by or on behalf of the State of Connecticut, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside Connecticut. The Fund may invest up to 20% of net assets in securities that pay interest subject to taxation, including the federal alternative minimum tax.

The Fund may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

5

Columbia Connecticut Municipal Reserves

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

State-Specific Municipal Securities Risk – The Fund invests in securities issued by a particular state and its instrumentalities. As a result, the Fund is more vulnerable to unfavorable developments in such state than funds that invest in municipal securities of many different states. The value of its shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states. In addition, a municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

6

Columbia Connecticut Municipal Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Retail A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Connecticut Municipal Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Retail A Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Retail A shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

8

Columbia Connecticut Municipal Reserves

Shareholder Fees (paid directly from your investment)

Retail A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Retail A Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Retail A shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Retail A Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

9

Columbia Connecticut Municipal Reserves

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise sated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

10

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [            ], the Advisor had assets under management of approximately $ [    ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended August 31. Prior to August 2006, Columbia Connecticut Municipal Reserves had a fiscal year end of May 31.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Connecticut Municipal Reserves	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

11

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

12

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

13

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

14

About Retail A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Retail A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Retail A shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611 for more information about the Fund’s share classes and how to choose among them.

Retail A Shares (a)
Eligible Investors and Minimum Initial Investments (b)	The minimum initial investment amount for an existing shareholder opening a new Retail A shares account is $2,500.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

(a)

Retail A shares of the Columbia Money Market Funds are generally closed to new investors and are available for purchase only to the Fund’s existing Retail A shareholders and investors purchasing through exchanges of Retail A shares of other Columbia Funds. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Share Class Closing for more details.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

15

About Retail A Shares

Service Fees

Pursuant to the shareholder servicing plan for Retail A shares adopted by the Board, the Fund pays the Distributor and/or eligible selling and/or servicing agents a service fee that is intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. This fee is calculated daily and paid periodically. Because the fee is paid out of the Fund’s assets on an ongoing basis, it will increase the cost of your investment over time.

The table below shows the maximum annual shareholder servicing fee (as an annual % of average daily net assets) applicable to the Fund’s Retail A shares:

Service Fee

Retail A Shares	[	]%

The Fund will pay this fee to the Distributor and/or to eligible selling and/or servicing agents for as long as the shareholder servicing plan for Retail A shares continues. Columbia Funds may reduce or discontinue payments at any time.

16

About Retail A Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

17

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Retail A shares of Fund at the following times each business day (unless the Fund closes early):

•	11:30 a.m. Eastern time.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

18

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for Retail A shares of the Fund that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

•

If your order for Columbia Connecticut Municipal Reserves is received by 11:30 a.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

19

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will

20

Buying, Selling and Exchanging Shares

be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Fund does not accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

21

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Share Class Closing

With limited exceptions, Retail A shares are generally closed to new investors, and are available for purchase only to the Fund’s existing Retail A shareholders and investors purchasing through exchanges of Retail A shares of other Columbia Funds. Contact Columbia Funds or your financial advisor for information about investing in Retail A shares.

Buying Shares

Minimum Initial Investments

The minimum initial investment for an existing Retail A shareholder opening a new Retail A shares account is $2,500.

Minimum Additional Investments

There is no minimum additional investment for Retail A shares.

Wire Purchases

You may buy Retail A shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, When there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non- payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Retail A shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•	You buy Retail A shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Retail A shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Retail A shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

22

Buying, Selling and Exchanging Shares

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your Retail A shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	You can generally exchange Retail A shares of a Columbia Money Market Fund for Retail A shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

23

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

24

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

25

Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

26

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Connecticut Municipal Reserves – Retail A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

27

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Connecticut Municipal Reserves – Retail A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

28

Columbia Connecticut Municipal Reserves

For More Information

You’ll find more information about Columbia Connecticut Municipal Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Class A Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Government Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Government Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class A shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement .com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Government Reserves

FUNDimensions ™

Columbia Government Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market

Ticker Symbol:	Class A: NGAXX

Principal Risks:	Management risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk U.S. Government obligations risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in U.S. Government obligations.

The Fund will purchase only first-tier securities, which primarily include U.S. Government obligations and U.S. Treasury obligations.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Government Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Treasury, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

6

Columbia Government Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter[ ]:	[ ]%
Worst:	[ ]quarter[ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Government Reserves

Average Annual Total Return as of December 31, 2006

	1 year	5 years	Since Inception (a)
Class A Shares	[ ]%	[ ]%	[ ]%

(a)	The inception date of the Fund’s Class A shares is May 13, 2002.

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

8

Columbia Government Reserves

Shareholder Fees (paid directly from your investment)

Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Class A Shares
Management fees (b)	[	]%
Distribution and service fees	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

9

Columbia Government Reserves

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

10

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [                    ], the Advisor had assets under management of approximately $ [            ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended August 31.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Government Reserves	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

11

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

12

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v. AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

13

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

14

About Class A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611 for more information about the Fund’s share classes and how to choose among them.

Class A Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and Class A shares are available to the general public for investment.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

15

About Class A Shares

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the Fund’s Class A shares:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class A	0.10%	0.25%	0.35%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

16

About Class A Shares

Shareholder Administration Fees

Pursuant to the shareholder administration plan for Class A shares adopted by the Board, the Fund pays the Advisor, the Distributor and/or eligible selling and/or servicing agents a shareholder administration fee in addition to the fees it pays the Administrator for overseeing the administrative operations of the Fund. These fees are calculated monthly and are intended to compensate the Advisor, the Distributor and/or eligible selling and/or servicing agents for the shareholder administration services they provide. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual shareholder administration fee (as an annual % of average daily net assets) applicable to the Fund’s Class A shares:

Shareholder Administration Fee

Class A	0.10%

The Fund will pay these fees to the Advisor, the Distributor and/or to eligible selling and/or servicing agents, for as long as the shareholder administration plan for Class A shares continues. Columbia Funds may reduce or discontinue payments at any time.

17

About Class A Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

18

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Class A shares of the Fund at the following times each business day (unless the Fund closes early):

•	9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

19

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for Class A shares of the Fund that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

•

If your order for Columbia Government Reserves is received by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

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Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will

22

be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Fund does not accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

23

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Minimum Initial Investments

The minimum initial investment for Class A shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A shares purchased through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, When there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Class A shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•	You buy Class A shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

24

Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Checkwriting Service

You can withdraw money from the Fund using Columbia Funds’ free checkwriting service. Contact your financial advisor to set up the service. Each check you write must be for a minimum of $250. You can only use checks to make partial withdrawals; you can’t use a check to make a full withdrawal of the shares you hold in the Fund. Shares you sell by writing a check are eligible to receive distributions up to the day the Fund’s custodian receives the check for payment. Columbia Funds can change or cancel the service by giving you 30 days notice in writing.

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your Class A shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

25

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	You can generally exchange Class A shares of a Columbia Money Market Fund for Class A shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

26

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

27

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

28

Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

29

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Government Reserves – Class A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Government Reserves – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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Columbia Government Reserves

For More Information

You’ll find more information about Columbia Government Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

31

Columbia Management®

Columbia Funds

Daily Class Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Government Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Government Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Daily Class shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement .com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Government Reserves

FUNDimensions ™

Columbia Government Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market

Ticker Symbol:	Daily Class:

Principal Risks:	Management Risk Market Risk Money Market Fund Risk Changing Distribution Levels Risk Interest Rate Risk Credit Risk U.S. Government Obligations Risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.
Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in U.S. Government obligations.

The Fund will purchase only first-tier securities, which primarily include U.S. Government obligations and U.S. Treasury obligations.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Government Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Treasury, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

6

Columbia Government Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Daily Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Government Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		Since Inception (a)
Daily Class Shares	[	]%	[	]%	[	]%

(a)	The inception date of the Fund’s Daily Class shares is April 12, 1999.

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Daily Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

8

Columbia Government Reserves

Shareholder Fees (paid directly from your investment)

Daily Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Daily Class Shares
Management fees (b)	[	]%
Distribution and service fees	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Daily Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [                    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Daily Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

9

Columbia Government Reserves

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

10

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [                    ], the Advisor had assets under management of approximately $ [    ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended August 31.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Government Reserves	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

11

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

12

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

13

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

14

About Daily Class Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Daily Class shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Daily Class shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611 for more information about the Fund’s share classes and how to choose among them.

Daily Class Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500. Daily Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services).

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

15

About Daily Class Shares

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the Fund’s Daily Class shares:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Daily Class	0.35%	0.25%	0.60%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

16

About Daily Class Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

17

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Daily Class shares of the Fund at the following times each business day (unless the Fund closes early):

•	9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

18

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for Daily Class shares of the Fund that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

•

If your order for Columbia Government Reserves is received by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

19

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year. Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will

20

Buying, Selling and Exchanging Shares

be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Fund does not accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

21

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Daily Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). Daily Class shares are primarily intended for use in connection with specific Cash Management Services programs. Daily Class Shares may be offered by certain Bank of America affiliates and certain other financial intermediaries.

Minimum Initial Investments

The minimum initial investment for Daily Class shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Daily Class shares purchased through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Daily Class shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Daily Class shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, When there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Daily Class shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

22

Buying, Selling and Exchanging Shares

Other Purchase Rules You Should Know

•	You buy Daily Class shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Daily Class shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Daily Class shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Daily Class shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Checkwriting Service

You can withdraw money from the Fund using Columbia Funds’ free checkwriting service. Contact your financial advisor to set up the service. Each check you write must be for a minimum of $250. You can only use checks to make partial withdrawals; you can’t use a check to make a full withdrawal of the shares you hold in the Fund. Shares you sell by writing a check are eligible to receive distributions up to the day the Fund’s custodian receives the check for payment. Columbia Funds can change or cancel the service by giving you 30 days notice in writing.

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your Daily Class shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

23

Buying, Selling and Exchanging Shares

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Daily Class shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	You can generally exchange Daily Class shares of a Columbia Money Market Fund for Daily Class shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

24

Distributions and Taxes

Distribution to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

25

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

26

Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

27

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Government Reserves – Daily Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

28

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Government Reserves – Daily Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

29

Columbia Government Reserves

For More Information

You’ll find more information about Columbia Government Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

G-Trust Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Government Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Government Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s G-Trust shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement .com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Government Reserves

FUNDimensions ™

Columbia Government Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market

Ticker Symbol:	G-Trust:

Principal Risks:	Management risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk U.S. Government obligations risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in U.S. Government obligations.

The Fund will purchase only first-tier securities, which primarily include U.S. Government obligations and U.S. Treasury obligations.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Government Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Treasury, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

6

Columbia Government Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s G-Trust shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ] quarter [ ]:	[ ]%
Worst:	[ ] quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Government Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
G-Trust Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to G-Trust shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

8

Columbia Government Reserves

Shareholder Fees (paid directly from your investment)

G-Trust Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

G-Trust Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in G-Trust shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
G-Trust Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

9

Columbia Government Reserves

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker/dealers or other financial intermediaries involved in the loans may be affiliates of Bank of America.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

10

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [                    ], the Advisor had assets under management of approximately $ [    ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended August 31.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Government Reserves	[ ]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

11

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

12

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

13

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

14

About G-Trust Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: G-Trust shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the G-Trust shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611 for more information about the Fund’s share classes and how to choose among them.

G-Trust Shares (a)
Eligible Investors and Minimum Initial Investments (b)	The minimum initial investment amount for an existing shareholder opening a new G-Trust shares account is $2,500.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

(a)

G-Trust shares of the Columbia Money Market Funds are generally closed to new investors and are available for purchase only to the Fund’s existing G-Trust shareholders, investors purchasing through exchanges of G-Trust shares of other Columbia Funds and investors maintaining a qualified account at a bank or trust institution, including subsidiaries of Bank of America. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Share Class Closing for more details.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

15

About G-Trust Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

16

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for G-Trust shares of Fund at the following times each business day (unless the Fund closes early):

•	9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

17

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for G-Trust shares of the Fund that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

•

If your order for Columbia Government Reserves is received by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

18

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will

19

Buying, Selling and Exchanging Shares

be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Fund does not accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

20

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Share Class Closing

With limited exceptions, G-Trust shares are generally closed to new investors, and are available for purchase only to the Fund’s existing G-Trust shareholders and investors purchasing through exchanges of G-Trust shares of Funds and investors maintaining a qualified account at a bank or trust institution, including subsidiaries of Bank of America. Qualified accounts include discretionary investment management accounts, custodial accounts, agency accounts and different types of tax-advantaged accounts. Contact Columbia Funds or your financial advisor for information about investing in G-Trust shares.

Buying Shares

Minimum Initial Investments

The minimum initial investment for an existing G-Trust shareholder opening a new G-Trust shares account is $2,500.

Minimum Additional Investments

There is no minimum additional investment for G-Trust shares.

Wire Purchases

You may buy G-Trust shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, When there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy G-Trust shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•	You buy G-Trust shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your G-Trust shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell G-Trust shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

21

Buying, Selling and Exchanging Shares

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your G-Trust shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	You can generally exchange G-Trust shares of a Columbia Money Market Fund for G-Trust shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

22

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

23

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

24

Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

25

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Government Reserves – G-Trust Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

26

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Government Reserves – G-Trust Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

27

Columbia Government Reserves

For More Information

You’ll find more information about Columbia Government Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Retail A Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Government Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Government Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Retail A shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement .com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Government Reserves

FUNDimensions ™

Columbia Government Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market

Ticker Symbol:	Retail A:

Principal Risks:	Management risk Market risk Money market fund risk Changing distribution levels risk Interest rate risk Credit risk U.S. Government obligations risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in U.S. Government obligations.

The Fund will purchase only first-tier securities, which primarily include U.S. Government obligations and U.S. Treasury obligations.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Government Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Treasury, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

6

Columbia Government Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Retail A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ] quarter [ ]:	[ ]%
Worst:	[ ] quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Government Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Retail A Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Retail A shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

8

Columbia Government Reserves

Shareholder Fees (paid directly from your investment)
Retail A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Retail A Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Retail A shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Retail A Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

9

Columbia Government Reserves

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

10

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [                    ], the Advisor had assets under management of approximately $ [    ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended August 31.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Government Reserves	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

11

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

12

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

13

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

14

About Retail A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Retail A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Retail A shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611 for more information about the Fund’s share classes and how to choose among them.

Retail A Shares (a)
Eligible Investors and Minimum Initial Investments (b)	The minimum initial investment amount for an existing shareholder opening a new Retail A shares account is $2,500.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

(a)

Retail A shares of the Columbia Money Market Funds are generally closed to new investors and are available for purchase only to the Fund’s existing Retail A shareholders and investors purchasing through exchanges of Retail A shares of other Columbia Funds. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Share Class Closing for more details.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

15

About Retail A Shares

Service Fees

Pursuant to the shareholder servicing plan for Retail A shares adopted by the Board, the Fund pays the Distributor and/or eligible selling and/or servicing agents a service fee that is intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. This fee is calculated daily and paid periodically. Because the fee is paid out of the Fund’s assets on an ongoing basis, it will increase the cost of your investment over time.

The table below shows the maximum annual shareholder servicing fee (as an annual % of average daily net assets) applicable to the Fund’s Retail A shares:

Service Fee

Retail A Shares	[	]%

The Fund will pay this fee to the Distributor and/or to eligible selling and/or servicing agents for as long as the shareholder servicing plan for Retail A shares continues. Columbia Funds may reduce or discontinue payments at any time.

16

About Retail A Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

17

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Retail A shares of Fund at the following times each business day (unless the Fund closes early):

•	9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

18

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for Retail A shares of the Fund that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

•

If your order for Columbia Government Reserves is received by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

19

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will

20

Buying, Selling and Exchanging Shares

be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Fund does not accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

21

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Share Class Closing

With limited exceptions, Retail A shares are generally closed to new investors, and are available for purchase only to the Fund’s existing Retail A shareholders and investors purchasing through exchanges of Retail A shares of other Columbia Funds. Contact Columbia Funds or your financial advisor for information about investing in Retail A shares.

Buying Shares

Minimum Initial Investments

The minimum initial investment for an existing Retail A shareholder opening a new Retail A shares account is $2,500.

Minimum Additional Investments

There is no minimum additional investment for Retail A shares.

Wire Purchases

You may buy Retail A shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, When there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Retail A shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•	You buy Retail A shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Retail A shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Retail A shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

22

Buying, Selling and Exchanging Shares

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your Retail A shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	You can generally exchange Retail A shares of a Columbia Money Market Fund for Retail A shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

23

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

24

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

25

Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

26

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Government Reserves – Retail A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

27

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Government Reserves – Retail A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

28

Columbia Government Reserves

For More Information

You’ll find more information about Columbia Government Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

G-Trust Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Government Plus Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Government Plus Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s G-Trust shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Fund’s main attributes, and graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement .com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Government Plus Reserves

FUNDimensions ™

Columbia Government Plus Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market

Ticker Symbol:	G-Trust:

Principal Risks:	Management risk Market risk Money market fund risk Changing distribution levels risk Interest rate risk Credit risk U.S. Government obligations risk Repurchase agreements risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

Under normal circumstances, the Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. These obligations may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow need; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Government Plus Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Treasury, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective

6

Columbia Government Plus Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s G-Trust shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ] quarter [ ]:	[ ]%
Worst:	[ ] quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Government Plus Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
G-Trust Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to G-Trust shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

8

Columbia Government Plus Reserves

Shareholder Fees (paid directly from your investment)

G-Trust Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

G-Trust Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in G-Trust shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
G-Trust Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

9

Columbia Government Plus Reserves

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

10

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [                    ], the Advisor had assets under management of approximately $ [            ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended August 31. Prior to August 2006, Columbia Government Plus Reserves had a fiscal year end of October 31.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Government Plus Reserves	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

11

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

12

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

13

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

14

About G-Trust Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: G-Trust shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the G-Trust shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611 for more information about the Fund’s share classes and how to choose among them.

G-Trust Shares (a)
Eligible Investors and Minimum Initial Investments (b)	The minimum initial investment amount for an existing shareholder opening a new G-Trust shares account is $2,500.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

(a)

G-Trust shares of the Columbia Money Market Funds are generally closed to new investors and are available for purchase only to the Fund’s existing G-Trust shareholders, investors purchasing through exchanges of G-Trust shares of other Columbia Funds and investors maintaining a qualified account at a bank or trust institution, including subsidiaries of Bank of America. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Share Class Closing for more details.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

15

About G-Trust Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

16

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for G-Trust shares of Fund at the following times each business day (unless the Fund closes early):

•	9:45 a.m., 11:00 a.m., 2:30 p.m. and 4:00 p.m. Eastern time.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

17

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for G-Trust shares of the Fund that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

•

If your order for Columbia Government Plus Reserves is received by 4:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

18

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will

19

Buying, Selling and Exchanging Shares

be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Fund does not accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

20

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Share Class Closing

With limited exceptions, G-Trust shares are generally closed to new investors, and are available for purchase only to the Fund’s existing G-Trust shareholders and investors purchasing through exchanges of G-Trust shares of Funds and investors maintaining a qualified account at a bank or trust institution, including subsidiaries of Bank of America. Qualified accounts include discretionary investment management accounts, custodial accounts, agency accounts and different types of tax-advantaged accounts. Contact Columbia Funds or your financial advisor for information about investing in G-Trust shares.

Buying Shares

Minimum Initial Investments

The minimum initial investment for an existing G-Trust shareholder opening a new G-Trust shares account is $2,500.

Minimum Additional Investments

There is no minimum additional investment for G-Trust shares.

Wire Purchases

You may buy G-Trust shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, When there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non- payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy G-Trust shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•	You buy G-Trust shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your G-Trust shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell G-Trust shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

21

Buying, Selling and Exchanging Shares

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your G-Trust shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	You can generally exchange G-Trust shares of a Columbia Money Market Fund for G-Trust shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

22

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

23

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

24

Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

25

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Government Plus Reserves – G-Trust Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

26

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Government Plus Reserves – G-Trust Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

27

Columbia Government Plus Reserves

For More Information

You’ll find more information about Columbia Government Plus Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Retail A Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Government Plus Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Government Plus Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Retail A shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement .com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Government Plus Reserves

FUNDimensions ™

Columbia Government Plus Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market

Ticker Symbol:	Retail A:

Principal Risks:	Management risk Market risk Money market fund risk Changing distribution levels risk Interest rate risk Credit risk U.S. Government obligations risk Repurchase agreements risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

Under normal circumstances, the Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. These obligations may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow need; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Government Plus Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Treasury, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

6

Columbia Government Plus Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Retail A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best:	[ ]quarter[ ]:	[ ]%
Worst:	[ ]quarter[ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Government Plus Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Retail A Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Retail A shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

8

Columbia Government Plus Reserves

Shareholder Fees (paid directly from your investment)

Retail A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Retail A Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Retail A shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [                    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Retail A Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

9

Columbia Government Plus Reserves

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

10

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [                    ], the Advisor had assets under management of approximately $ [    ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended August 31. Prior to August 2006, Columbia Government Plus Reserves had a fiscal year end of October 31.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Government Plus Reserves	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

11

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

12

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

13

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

14

About Retail A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Retail A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Retail A shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611 for more information about the Fund’s share classes and how to choose among them.

Retail A Shares (a)
Eligible Investors and Minimum Initial Investments (b)	The minimum initial investment amount for an existing shareholder opening a new Retail A shares account is $2,500.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

(a)

Retail A shares of the Columbia Money Market Funds are generally closed to new investors and are available for purchase only to the Fund’s existing Retail A shareholders and investors purchasing through exchanges of Retail A shares of other Columbia Funds. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Share Class Closing for more details.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

15

About Retail A Shares

Service Fees

Pursuant to the shareholder servicing plan for Retail A shares adopted by the Board, the Fund pays the Distributor and/or eligible selling and/or servicing agents a service fee that is intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. This fee is calculated daily and paid periodically. Because the fee is paid out of the Fund’s assets on an ongoing basis, it will increase the cost of your investment over time.

The table below shows the maximum annual shareholder servicing fee (as an annual % of average daily net assets) applicable to the Fund’s Retail A shares:

Service Fee

Retail A Shares	[	]%

The Fund will pay this fee to the Distributor and/or to eligible selling and/or servicing agents for as long as the shareholder servicing plan for Retail A shares continues. Columbia Funds may reduce or discontinue payments at any time.

16

About Retail A Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

17

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Retail A shares of Fund at the following times each business day (unless the Fund closes early):

•	9:45 a.m., 11:00 a.m., 2:30 p.m. and 4:00 p.m. Eastern time.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

18

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for Retail A shares of the Fund that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

•

If your order for Columbia Government Plus Reserves is received by 4:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

19

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will

20

Buying, Selling and Exchanging Shares

be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Fund does not accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

21

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Share Class Closing

With limited exceptions, Retail A shares are generally closed to new investors, and are available for purchase only to the Fund’s existing Retail A shareholders and investors purchasing through exchanges of Retail A shares of other Columbia Funds. Contact Columbia Funds or your financial advisor for information about investing in Retail A shares.

Buying Shares

Minimum Initial Investments

The minimum initial investment for an existing Retail A shareholder opening a new Retail A shares account is $2,500.

Minimum Additional Investments

There is no minimum additional investment for Retail A shares.

Wire Purchases

You may buy Retail A shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, When there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non- payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Retail A shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•	You buy Retail A shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Retail A shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Retail A shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

22

Buying, Selling and Exchanging Shares

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your Retail A shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	You can generally exchange Retail A shares of a Columbia Money Market Fund for Retail A shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

23

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

24

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

25

Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

26

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Government Plus Reserves – Retail A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

27

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Government Plus Reserves – Retail A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

28

Columbia Government Plus Reserves

For More Information

You’ll find more information about Columbia Government Plus Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

G-Trust Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Massachusetts Municipal Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Massachusetts Municipal Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s G-Trust shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement .com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Massachusetts Municipal Reserves

FUNDimensions ™

Columbia Massachusetts Municipal Reserves

Investment Objective:	Current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market

Ticker Symbol:	G-Trust:

Principal Risks:

Management risk

Market risk

Money market fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Pass-through certificates risk

Interest rate risk

Credit risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in municipal securities that pay interest exempt from federal income tax and Massachusetts individual income tax. These securities are issued by or on behalf of the Commonwealth of Massachusetts, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside Massachusetts. The Fund may invest up to 20% of net assets in securities that pay interest subject to taxation, including the federal alternative minimum tax.

The Fund may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

5

Columbia Massachusetts Municipal Reserves

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

State-Specific Municipal Securities Risk – The Fund invests in securities issued by a particular state and its instrumentalities. As a result, the Fund is more vulnerable to unfavorable developments in such state than funds that invest in municipal securities of many different states. The value of its shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states. In addition, a municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

6

Columbia Massachusetts Municipal Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s G-Trust shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ] quarter [ ]:	[ ]%
Worst:	[ ] quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Massachusetts Municipal Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
G-Trust Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to G-Trust shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

8

Columbia Massachusetts Municipal Reserves

Shareholder Fees (paid directly from your investment)

G-Trust Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

G-Trust Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in G-Trust shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [                    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
G-Trust Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

9

Columbia Massachusetts Municipal Reserves

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

10

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [                    ], the Advisor had assets under management of approximately $ [            ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended August 31. Prior to August 2006, Columbia Massachusetts Municipal Reserves had a fiscal year end of May 31.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Massachusetts Municipal Reserves	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

11

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

12

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

13

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

14

About G-Trust Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: G-Trust shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the G-Trust shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611 for more information about the Fund’s share classes and how to choose among them.

G-Trust Shares
Eligible Investors and Minimum Initial Investments	G-Trust shares are only available to certain eligible investors. The minimum initial investment amount is $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

15

About G-Trust Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

16

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for G-Trust shares of Fund at the following times each business day (unless the Fund closes early):

•	11:30 a.m. Eastern time.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

17

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for G-Trust shares of the Fund that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

•

If your order for Columbia Massachusetts Municipal Reserves is received by 11:30 a.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

18

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will

19

Buying, Selling and Exchanging Shares

be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Fund does not accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

20

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Eligible Investors

G-Trust Shares of the Fund are available for purchase by investors maintaining a qualified account at a bank or trust institution, including subsidiaries of Bank of America Corporation. Qualified accounts include discretionary investment management accounts, custodial accounts, agency accounts and different types of tax-advantaged accounts. Your institution can provide more information about which types of accounts are eligible.

Buying Shares

Minimum Initial Investments

The minimum initial investment for G-Trust shares is $2,500.

Minimum Additional Investments

There is no minimum additional investment for G-Trust shares.

Wire Purchases

You may buy G-Trust shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, When there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy G-Trust shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•	You buy G-Trust shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your G-Trust shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell G-Trust shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

21

Buying, Selling and Exchanging Shares

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your G-Trust shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	You can generally exchange G-Trust shares of a Columbia Money Market Fund for G-Trust shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

22

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

23

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

24

Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

25

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Massachusetts Municipal Reserves – G-Trust Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

26

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Massachusetts Municipal Reserves – G-Trust Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

27

Columbia Massachusetts Municipal Reserves

For More Information

You’ll find more information about Columbia Massachusetts Municipal Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Retail A Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Massachusetts Municipal Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Massachusetts Municipal Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Retail A shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement .com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Massachusetts Municipal Reserves

FUNDimensions ™

Columbia Massachusetts Municipal Reserves

Investment Objective:	Current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market

Ticker Symbol:	Retail A:

Principal Risks:

Management risk

Market risk

Money market fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Pass-through certificates risk

Interest rate risk

Credit risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in municipal securities that pay interest exempt from federal income tax and Massachusetts individual income tax. These securities are issued by or on behalf of the Commonwealth of Massachusetts, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside Massachusetts. The Fund may invest up to 20% of net assets in securities that pay interest subject to taxation, including the federal alternative minimum tax.

The Fund may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

5

Columbia Massachusetts Municipal Reserves

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

State-Specific Municipal Securities Risk – The Fund invests in securities issued by a particular state and its instrumentalities. As a result, the Fund is more vulnerable to unfavorable developments in such state than funds that invest in municipal securities of many different states. The value of its shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states. In addition, a municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

6

Columbia Massachusetts Municipal Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Retail A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Massachusetts Municipal Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Retail A Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Retail A shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

8

Columbia Massachusetts Municipal Reserves

Shareholder Fees (paid directly from your investment)

Retail A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Retail A Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Retail A shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Retail A Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

9

Columbia Massachusetts Municipal Reserves

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

10

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [                    ], the Advisor had assets under management of approximately $ [            ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [                ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended August 31. Prior to August 2006, Columbia Massachusetts Municipal Reserves had a fiscal year end of May 31.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Massachusetts Municipal Reserves	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

11

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

12

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

13

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

14

About Retail A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Retail A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Retail A shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611 for more information about the Fund’s share classes and how to choose among them.

Retail A Shares (a)
Eligible Investors and Minimum Initial Investments (b)	The minimum initial investment amount for an existing shareholder opening a new Retail A shares account is $2,500.
Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

(a)

Retail A shares of the Columbia Money Market Funds are generally closed to new investors and are available for purchase only to the Fund’s existing Retail A shareholders and investors purchasing through exchanges of Retail A shares of other Columbia Funds. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Share Class Closing for more details.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

15

About Retail A Shares

Service Fees

Pursuant to the shareholder servicing plan for Retail A shares adopted by the Board, the Fund pays the Distributor and/or eligible selling and/or servicing agents a service fee that is intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. This fee is calculated daily and paid periodically. Because the fee is paid out of the Fund’s assets on an ongoing basis, it will increase the cost of your investment over time.

The table below shows the maximum annual shareholder servicing fee (as an annual % of average daily net assets) applicable to the Fund’s Retail A shares:

Service Fee

Retail A Shares	[	]%

The Fund will pay this fee to the Distributor and/or to eligible selling and/or servicing agents for as long as the shareholder servicing plan for Retail A shares continues. Columbia Funds may reduce or discontinue payments at any time.

16

About Retail A Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

17

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Retail A shares of Fund at the following times each business day (unless the Fund closes early):

•	11:30 a.m. Eastern time.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

18

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for Retail A shares of the Fund that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

•

If your order for Columbia Massachusetts Municipal Reserves is received by 11:30 a.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

19

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy -Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will

20

Buying, Selling and Exchanging Shares

be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Fund does not accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

21

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Share Class Closing

With limited exceptions, Retail A shares are generally closed to new investors, and are available for purchase only to the Fund’s existing Retail A shareholders and investors purchasing through exchanges of Retail A shares of other Columbia Funds. Contact Columbia Funds or your financial advisor for information about investing in Retail A shares.

Buying Shares

Minimum Initial Investments

The minimum initial investment for an existing Retail A shareholder opening a new Retail A shares account is $2,500.

Minimum Additional Investments

There is no minimum additional investment for Retail A shares.

Wire Purchases

You may buy Retail A shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, When there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Retail A shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•	You buy Retail A shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Retail A shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Retail A shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

22

Buying, Selling and Exchanging Shares

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your Retail A shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	You can generally exchange Retail A shares of a Columbia Money Market Fund for Retail A shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

23

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

24

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

25

Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

26

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Massachusetts Municipal Reserves – Retail A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

27

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Massachusetts Municipal Reserves – Retail A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

28

Columbia Massachusetts Municipal Reserves

For More Information

You’ll find more information about Columbia Massachusetts Municipal Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

G-Trust Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Money Market Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Money Market Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s G-Trust shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement .com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Money Market Reserves

FUNDimensions ™

Columbia Money Market Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market

Ticker Symbol:	G-Trust:

Principal Risks:

Management risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments.

The Fund will purchase only first-tier securities, which primarily include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.
FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

5

Columbia Money Market Reserves

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

6

Columbia Money Market Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s G-Trust shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ] quarter [ ]:	[ ]%
Worst:	[ ] quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Money Market Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
G-Trust Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to G-Trust shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

8

Columbia Money Market Reserves

Shareholder Fees (paid directly from your investment)

G-Trust Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

G-Trust Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in G-Trust shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
G-Trust Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

9

Columbia Money Market Reserves

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

10

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [                    ], the Advisor had assets under management of approximately $ [            ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended August 31.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Money Market Reserves	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

11

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

12

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

13

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

14

About G-Trust Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: G-Trust shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the G-Trust shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611 for more information about the Fund’s share classes and how to choose among them.

G-Trust Shares (a)
Eligible Investors and Minimum Initial Investments (b)	The minimum initial investment amount for an existing shareholder opening a new G-Trust shares account is $2,500.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

(a)

G-Trust shares of the Columbia Money Market Funds are generally closed to new investors and are available for purchase only to existing G-Trust shareholders, investors purchasing through exchanges of G-Trust shares of other Columbia Funds and investors maintaining a qualified account at a bank or trust institution, including subsidiaries of Bank of America. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Share Class Closing for more details.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

15

About G-Trust Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

16

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for G-Trust shares of Fund at the following times each business day (unless the Fund closes early):

•	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

17

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for G-Trust shares of the Fund that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

•

If your order for Columbia Money Market Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

18

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will

19

Buying, Selling and Exchanging Shares

be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Fund does not accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

20

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Share Class Closing

With limited exceptions, G-Trust shares are generally closed to new investors, and are available for purchase only to existing G-Trust shareholders, investors purchasing through exchanges of G-Trust shares, and investors maintaining a qualified account at a bank or trust institution, including subsidiaries of Bank of America. Qualified accounts include discretionary investment management accounts, custodial accounts, agency accounts and different types of tax-advantaged accounts. Contact Columbia Funds or your financial advisor for information about investing in G-Trust shares.

Buying Shares

Minimum Initial Investments

The minimum initial investment for an existing G-Trust shareholder opening a new G-Trust shares account is $2,500.

Minimum Additional Investments

There is no minimum additional investment for G-Trust shares.

Wire Purchases

You may buy G-Trust shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, When there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non- payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy G-Trust shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•	You buy G-Trust shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your G-Trust shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell G-Trust shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

21

Buying, Selling and Exchanging Shares

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your G-Trust shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	You can generally exchange G-Trust shares of a Columbia Money Market Fund for G-Trust shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

22

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

23

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

24

Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

25

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Money Market Reserves – G-Trust Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

26

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Money Market Reserves – G-Trust Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

27

Columbia Money Market Reserves

For More Information

You’ll find more information about Columbia Money Market Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Retail A Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Money Market Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Money Market Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Retail A shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Money Market Reserves

FUNDimensions ™

Columbia Money Market Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market

Ticker Symbol:	Retail A:

Principal Risks:

Management risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments.

The Fund will purchase only first-tier securities, which primarily include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

5

Columbia Money Market Reserves

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

6

Columbia Money Market Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Retail A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Money Market Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Retail A Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Retail A shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

8

Columbia Money Market Reserves

Shareholder Fees (paid directly from your investment)

Retail A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Retail A Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Retail A shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Retail A Shares	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

9

Columbia Money Market Reserves

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

10

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [                    ], the Advisor had assets under management of approximately $ [            ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended August 31.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Money Market Reserves	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

11

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

12

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

13

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

14

About Retail A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Retail A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Retail A shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611 for more information about the Fund’s share classes and how to choose among them.

Retail A Shares (a)
Eligible Investors and Minimum Initial Investments (b)	The minimum initial investment amount for an existing shareholder opening a new Retail A shares account is $2,500.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

(a)

Retail A shares of the Columbia Money Market Funds are generally closed to new investors and are available for purchase only to the Fund’s existing Retail A shareholders and investors purchasing through exchanges of Retail A shares of other Columbia Funds. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Share Class Closing for more details.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

15

About Retail A Shares

Service Fees

Pursuant to the shareholder servicing plan for Retail A shares adopted by the Board, the Fund pays the Distributor and/or eligible selling and/or servicing agents a service fee that is intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. This fee is calculated daily and paid periodically. Because the fee is paid out of the Fund’s assets on an ongoing basis, it will increase the cost of your investment over time.

The table below shows the maximum annual shareholder servicing fee (as an annual % of average daily net assets) applicable to the Fund’s Retail A shares:

Service Fee

Retail A Shares	[	]%

The Fund will pay this fee to the Distributor and/or to eligible selling and/or servicing agents for as long as the shareholder servicing plan for Retail A shares continues. Columbia Funds may reduce or discontinue payments at any time.

16

About Retail A Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

17

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Retail A shares of Fund at the following times each business day (unless the Fund closes early):

•	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

18

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for Retail A shares of the Fund that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

•

If your order for Columbia Money Market Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

19

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will

20

Buying, Selling and Exchanging Shares

be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Fund does not accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

21

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Share Class Closing

With limited exceptions, Retail A shares are generally closed to new investors, and are available for purchase only to the Fund’s existing Retail A shareholders and investors purchasing through exchanges of Retail A shares of other Columbia Funds. Contact Columbia Funds or your financial advisor for information about investing in Retail A shares.

Buying Shares

Minimum Initial Investments

The minimum initial investment for an existing Retail A shareholder opening a new Retail A shares account is $2,500.

Minimum Additional Investments

There is no minimum additional investment for Retail A shares.

Wire Purchases

You may buy Retail A shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, When there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non- payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Retail A shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•	You buy Retail A shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Retail A shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Retail A shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

22

Buying, Selling and Exchanging Shares

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your Retail A shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	You can generally exchange Retail A shares of a Columbia Money Market Fund for Retail A shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

23

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

24

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

25

Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

26

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Money Market Reserves – Retail A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

27

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Money Market Reserves – Retail A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

28

Columbia Money Market Reserves

For More Information

You’ll find more information about Columbia Money Market Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Municipal Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Municipal Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class Z shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement .com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Municipal Reserves

FUNDimensions ™

Columbia Municipal Reserves

Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market

Ticker Symbol:	Class Z:

Principal Risks:	Management risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk Municipal securities risk Pass-through certificates risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund will purchase only first-tier securities. The Fund will invest in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and to be of high quality.

The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

5

Columbia Municipal Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

6

Columbia Municipal Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Municipal Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Class Z Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

8

Columbia Municipal Reserves

Shareholder Fees (paid directly from your investment)

Class Z Shares

Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Class Z Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [        ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

9

Columbia Municipal Reserves

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing the Fund’s Investment

Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

10

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [                    ], the Advisor had assets under management of approximately $ [    ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended August 31.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Municipal Reserves	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

11

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

12

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

13

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

14

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611 for more information about the Fund’s share classes and how to choose among them.

Class Z Shares (a)
Eligible Investors and Minimum Initial Investments (b)	Also, Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

(a)

Class Z shares of the Columbia Money Market Funds are generally closed to new investors and are available for purchase only to existing Class Z shareholders and investors purchasing through exchanges of Class Z shares of other Columbia Funds. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Share Class Closing for more details.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

15

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

16

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Class Z shares of the Fund at the following times each business day (unless the Fund closes early):

•	12:00 noon Eastern time.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

17

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for Class Z shares of the Fund that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

•

If your order for Columbia Municipal Reserves is received by 12:00 noon Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

18

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will

19

Buying, Selling and Exchanging Shares

be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Fund does not accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

20

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Share Class Closing

With limited exceptions, Class Z shares are generally closed to new investors, and are available for purchase only to existing Class Z shareholders and investors purchasing through exchanges of Class Z shares of other Columbia Funds. Contact Columbia Funds or your financial advisor for information about investing in Class Z shares.

Buying Shares

Eligible Investors

Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

21

Buying, Selling and Exchanging Shares

•

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, When there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•	You buy Class Z shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

22

Buying, Selling and Exchanging Shares

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your Class Z shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

23

Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

•	You can generally exchange Class Z shares of a Columbia Money Market Fund for Class Z shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

24

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

25

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

26

Distributions and Taxes

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

27

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Municipal Reserves – Class Z Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)

(b)

(c)

28

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Municipal Reserves – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

29

Columbia Municipal Reserves

For More Information

You’ll find more information about Columbia Municipal Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Daily Class Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Municipal Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Municipal Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Daily Class shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement .com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Municipal Reserves

FUNDimensions ™

Columbia Municipal Reserves

Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market

Ticker Symbol:	Daily Class:

Principal Risks:	Management risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk Municipal securities risk Pass-through certificates risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund will purchase only first-tier securities. The Fund will invest in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and to be of high quality.

The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

5

Columbia Municipal Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

6

Columbia Municipal Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Daily Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best: [ ]quarter [ ]: [ ]%
Worst: [ ]quarter [ ]: [ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Municipal Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		Since Inception (a)
Daily Class Shares	[	]%	[	]%	[	]%

(a)	The inception date of the Fund’s Daily Class Shares is April 12, 1999.

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Daily Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

8

Columbia Municipal Reserves

Shareholder Fees (paid directly from your investment)
Daily Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)
Daily Class Shares
Management fees (b)	[	]%
Distribution and service fees	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Daily Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Daily Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

9

Columbia Municipal Reserves

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

10

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [            ], the Advisor had assets under management of approximately $ [    ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [            ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended August 31.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Municipal Reserves	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

11

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

12

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

13

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

14

About Daily Class Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Daily Class shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Daily Class shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611 for more information about the Fund’s share classes and how to choose among them.

Daily Class Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500. Daily Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services).

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

15

About Daily Class Shares

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the Fund’s Daily Class shares:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Daily Class	0.35%	0.25%	0.60%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

16

About Daily Class Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

17

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Daily Class shares of the Fund at the following times each business day (unless the Fund closes early):

•	12:00 noon Eastern time.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value the assets of the Fund.

18

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for Daily Class shares of the Fund that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

•

If your order for Columbia Municipal Reserves is received by 12:00 noon Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

19

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will

20

Buying, Selling and Exchanging Shares

be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Fund does not accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

21

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Daily Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). Daily Class shares are primarily intended for use in connection with specific Cash Management Services programs. Daily Class Shares may be offered by certain Bank of America affiliates and certain other financial intermediaries.

Minimum Initial Investments

The minimum initial investment for Daily Class shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Daily Class shares purchased through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Daily Class shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a

Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Daily Class shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, When there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Daily Class shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

22

Buying, Selling and Exchanging Shares

Other Purchase Rules You Should Know

•	You buy Daily Class shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Daily Class shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Daily Class shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Daily Class shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Checkwriting Service

You can withdraw money from the Fund using Columbia Funds’ free checkwriting service. Contact your financial advisor to set up the service. Each check you write must be for a minimum of $250. You can only use checks to make partial withdrawals; you can’t use a check to make a full withdrawal of the shares you hold in the Fund. Shares you sell by writing a check are eligible to receive distributions up to the day the Fund’s custodian receives the check for payment. Columbia Funds can change or cancel the service by giving you 30 days notice in writing.

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your Daily Class shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the Buying, Selling and Exchanging Shares SEC by order permits the suspension of the right of redemption for the protection of investors.

23

Buying, Selling and Exchanging Shares

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Daily Class shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	You can generally exchange Daily Class shares of a Columbia Money Market Fund for Daily Class shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

24

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

25

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

26

Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

27

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Municipal Reserves – Daily Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

28

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Municipal Reserves – Daily Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

29

Columbia Municipal Reserves

For More Information

You’ll find more information about Columbia Municipal Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Class A Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia New York Tax-Exempt Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia New York Tax-Exempt Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class A shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia New York Tax-Exempt Reserves

FUNDimensions ™

Columbia New York Tax-Exempt Reserves

Investment Objective:	Current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:

Benchmark:	Money Market

Ticker Symbols:	Class A: COLNX

Principal Risks:

Management risk

Market risk

Money market fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Interest rate risk

Pass-through certificates risk

Credit risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in securities that pay interest exempt from federal income tax and New York individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside New York.

The Fund also may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

5

Columbia New York Tax-Exempt Reserves

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

6

Columbia New York Tax-Exempt Reserves

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

State-Specific Municipal Securities Risk – The Fund invests in securities issued by a particular state and its instrumentalities. As a result, the Fund is more vulnerable to unfavorable developments in such state than funds that invest in municipal securities of many different states. The value of its shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states. In addition, a municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia New York Tax-Exempt Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia New York Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Class A Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

9

Columbia New York Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Class A Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [        ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia New York Tax-Exempt Reserves

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

11

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [            ], the Advisor had assets under management of approximately $ [    ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended August 31.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia New York Tax-Exempt Reserves	[ ]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

12

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

13

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

14

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

15

About Class A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611 for more information about the Fund’s share classes and how to choose among them.

Class A Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and Class A shares are available to the general public for investment.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

16

About Class A Shares

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the Fund’s Class A shares:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class A	0.10%	0.25%	0.35%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

17

About Class A Shares

Shareholder Administration Fees

Pursuant to the shareholder administration plan for Class A shares adopted by the Board, the Fund pays the Advisor, the Distributor and/or eligible selling and/or servicing agents a shareholder administration fee in addition to the fees it pays the Administrator for overseeing the administrative operations of the Fund. These fees are calculated monthly and are intended to compensate the Advisor, the Distributor and/or eligible selling and/or servicing agents for the shareholder administration services they provide. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual shareholder administration fee (as an annual % of average daily net assets) applicable to the Fund’s Class A shares:

Shareholder Administration Fee

Class A	0.10%

The Fund will pay these fees to the Advisor, the Distributor and/or to eligible selling and/or servicing agents, for as long as the shareholder administration plan for Class A shares continues. Columbia Funds may reduce or discontinue payments at any time.

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About Class A Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Class A shares of the Fund at the following times each business day (unless the Fund closes early):

•	11:30 a.m. Eastern time.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

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Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for Class A shares of the Fund that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

•

If your order for Columbia New York Tax-Exempt Reserves is received by 11:30 a.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

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Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year. Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will

22

Buying, Selling and Exchanging Shares

be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Fund does not accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

23

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.
Buying Shares

Minimum Initial Investments

The minimum initial investment for Class A shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A shares purchased through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, When there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Class A shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•	You buy Class A shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

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Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Checkwriting Service

You can withdraw money from the Fund using Columbia Funds’ free checkwriting service. Contact your financial advisor to set up the service. Each check you write must be for a minimum of $250. You can only use checks to make partial withdrawals; you can’t use a check to make a full withdrawal of the shares you hold in the Fund. Shares you sell by writing a check are eligible to receive distributions up to the day the Fund’s custodian receives the check for payment. Columbia Funds can change or cancel the service by giving you 30 days notice in writing.

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your Class A shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

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Buying, Selling and Exchanging Shares

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	You can generally exchange Class A shares of a Columbia Money Market Fund for Class A shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

27

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

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Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

29

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia New York Tax-Exempt Reserves – Class A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

30

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia New York Tax-Exempt Reserves – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

31

Columbia New York Tax-Exempt Reserves

For More Information

You’ll find more information about Columbia New York Tax-Exempt Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Daily Class Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia New York Tax-Exempt Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia New York Tax-Exempt Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Daily Class shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Table of Co ntents

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia New York Tax-Exempt Reserves

FUNDimensions ™

Columbia New York Tax-Exempt Reserves

Investment Objective:	Current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market

Ticker Symbol:	Daily Class:

Principal Risks:

Management risk

Market risk

Money Market Fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

Pass-through certificates risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in securities that pay interest exempt from federal income tax and New York individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside New York.

The Fund also may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

5

Columbia New York Tax-Exempt Reserves

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

6

Columbia New York Tax-Exempt Reserves

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

State-Specific Municipal Securities Risk – The Fund invests in securities issued by a particular state and its instrumentalities. As a result, the Fund is more vulnerable to unfavorable developments in such state than funds that invest in municipal securities of many different states. The value of its shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states. In addition, a municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia New York Tax-Exempt Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Daily Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia New York Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Daily Class Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Daily Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

9

Columbia New York Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Daily Class Shares

Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Daily Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Daily Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Daily Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia New York Tax-Exempt Reserves

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing the Fund’s Investment

Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

11

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [            ], the Advisor had assets under management of approximately $ [            ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [ ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended August 31.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia New York Tax-Exempt Reserves	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

12

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

13

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v. AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

14

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

15

About Daily Class Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Daily Class shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Daily Class shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611 for more information about the Fund’s share classes and how to choose among them.

Daily Class Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500. Daily Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services).

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

16

About Daily Class Shares

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the Fund’s Daily Class shares:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Daily Class	0.35%	0.25%	0.60%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

17

About Daily Class Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

18

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Daily Class shares of the Fund at the following times each business day (unless the Fund closes early):

•	11:30 a.m. Eastern time.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

19

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for Daily Class shares of the Fund that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

•

If your order for Columbia New York Tax-Exempt Reserves is received by 11:30 a.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

20

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will

21

Buying, Selling and Exchanging Shares

be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Fund does not accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

22

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Daily Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). Daily Class shares are primarily intended for use in connection with specific Cash Management Services programs. Daily Class Shares may be offered by certain Bank of America affiliates and certain other financial intermediaries.

Minimum Initial Investments

The minimum initial investment for Daily Class shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Daily Class shares purchased through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Daily Class shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Daily Class shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, When there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Daily Class shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

23

Buying, Selling and Exchanging Shares

Other Purchase Rules You Should Know

•	You buy Daily Class shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Daily Class shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Daily Class shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Daily Class shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Checkwriting Service

You can withdraw money from the Fund using Columbia Funds’ free checkwriting service. Contact your financial advisor to set up the service. Each check you write must be for a minimum of $250. You can only use checks to make partial withdrawals; you can’t use a check to make a full withdrawal of the shares you hold in the Fund. Shares you sell by writing a check are eligible to receive distributions up to the day the Fund’s custodian receives the check for payment. Columbia Funds can change or cancel the service by giving you 30 days notice in writing.

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your Daily Class shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

24

Buying, Selling and Exchanging Shares

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Daily Class shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	You can generally exchange Daily Class shares of a Columbia Money Market Fund for Daily Class shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

25

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

26

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

27

Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

28

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia New York Tax-Exempt Reserves – Daily Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

29

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia New York Tax-Exempt Reserves – Daily Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

30

Columbia New York Tax-Exempt Reserves

For More Information

You’ll find more information about Columbia New York Tax-Exempt Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone:  800.345.6611

Online:  www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

31

Columbia Management®

Columbia Funds

G-Trust Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia New York Tax-Exempt Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia New York Tax-Exempt Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s G-Trust shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement .com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia New York Tax-Exempt Reserves

FUNDimensions ™

Columbia New York Tax-Exempt Reserves

Investment Objective:	Current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market

Ticker Symbol:	G-Trust:

Principal Risks:

Management risk

Market risk

Money Market Fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

Pass-through certificates risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in securities that pay interest exempt from federal income tax and New York individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside New York.

The Fund also may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

5

Columbia New York Tax-Exempt Reserves

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

6

Columbia New York Tax-Exempt Reserves

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

State-Specific Municipal Securities Risk – The Fund invests in securities issued by a particular state and its instrumentalities. As a result, the Fund is more vulnerable to unfavorable developments in such state than funds that invest in municipal securities of many different states. The value of its shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states. In addition, a municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia New York Tax-Exempt Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s G-Trust shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia New York Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
G-Trust Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to G-Trust shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

9

Columbia New York Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

G-Trust Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

G-Trust Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in G-Trust shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
G-Trust Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia New York Tax-Exempt Reserves

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

11

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [            ], the Advisor had assets under management of approximately $ [    ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended August 31.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia New York Tax-Exempt Reserves	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

12

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

13

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

14

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

15

About G-Trust Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: G-Trust shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the G-Trust shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611 for more information about the Fund’s share classes and how to choose among them.

G-Trust Shares (a)
Eligible Investors and Minimum Initial Investments (b)	The minimum initial investment amount for an existing shareholder opening a new G-Trust shares account is $2,500.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

(a)

G-Trust shares of the Columbia Money Market Funds are generally closed to new investors and are available for purchase only to the Fund’s existing G-Trust shareholders, investors purchasing through exchanges of G-Trust shares of other Columbia Funds and investors maintaining a qualified account at a bank or trust institution, including subsidiaries of Bank of America. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Share Class Closing for more details.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

16

About G-Trust Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

17

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for G-Trust shares of Fund at the following times each business day (unless the Fund closes early):

•	11:30 a.m. Eastern time.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

18

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for G-Trust shares of the Fund that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

•

If your order for Columbia New York Tax-Exempt Reserves is received by 11:30 a.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

19

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will

20

Buying, Selling and Exchanging Shares

be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Fund does not accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

21

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Share Class Closing

With limited exceptions, G-Trust shares are generally closed to new investors, and are available for purchase only to the Fund’s existing G-Trust shareholders and investors purchasing through exchanges of G-Trust shares of Funds and investors maintaining a qualified account at a bank or trust institution, including subsidiaries of Bank of America. Qualified accounts include discretionary investment management accounts, custodial accounts, agency accounts and different types of tax-advantaged accounts. Contact Columbia Funds or your financial advisor for information about investing in G-Trust shares.

Buying Shares

Minimum Initial Investments

The minimum initial investment for an existing G-Trust shareholder opening a new G-Trust shares account is $2,500.

Minimum Additional Investments

There is no minimum additional investment for G-Trust shares.

Wire Purchases

You may buy G-Trust shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, When there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non- payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy G-Trust shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•	You buy G-Trust shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your G-Trust shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell G-Trust shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

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Buying, Selling and Exchanging Shares

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your G-Trust shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	You can generally exchange G-Trust shares of a Columbia Money Market Fund for G-Trust shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

23

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

24

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

25

Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

26

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia New York Tax-Exempt Reserves – G-Trust Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

27

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia New York Tax-Exempt Reserves – G-Trust Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

28

Columbia New York Tax-Exempt Reserves

For More Information

You’ll find more information about Columbia New York Tax-Exempt Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Retail A Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia New York Tax-Exempt Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia New York Tax-Exempt Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Retail A shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement .com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia New York Tax-Exempt Reserves

FUNDimensions ™

Columbia New York Tax-Exempt Reserves

Investment Objective:	Current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market

Ticker Symbol:	Retail A:

Principal Risks:

Management risk

Market risk

Money Market Fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

Pass-through certificates risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in securities that pay interest exempt from federal income tax and New York individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside New York.

The Fund also may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

5

Columbia New York Tax-Exempt Reserves

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

6

Columbia New York Tax-Exempt Reserves

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

State-Specific Municipal Securities Risk – The Fund invests in securities issued by a particular state and its instrumentalities. As a result, the Fund is more vulnerable to unfavorable developments in such state than funds that invest in municipal securities of many different states. The value of its shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states. In addition, a municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia New York Tax-Exempt Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Retail A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia New York Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Retail A Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Retail A shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

9

Columbia New York Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Retail A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Retail A Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Retail A shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [ ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Retail A Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia New York Tax-Exempt Reserves

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

11

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [                    ], the Advisor had assets under management of approximately $ [    ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [ ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended August 31.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia New York Tax-Exempt Reserves	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

12

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

13

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v. AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

14

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

15

About Retail A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Retail A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Retail A shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611 for more information about the Fund’s share classes and how to choose among them.

Retail A Shares (a)
Eligible Investors and Minimum Initial Investments (b)	The minimum initial investment amount for an existing shareholder opening a new Retail A shares account is $2,500.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

(a)

Retail A shares of the Columbia Money Market Funds are generally closed to new investors and are available for purchase only to the Fund’s existing Retail A shareholders and investors purchasing through exchanges of Retail A shares of other Columbia Funds. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Share Class Closing for more details.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

16

About Retail A Shares

Service Fees

Pursuant to the shareholder servicing plan for Retail A shares adopted by the Board, the Fund pays the Distributor and/or eligible selling and/or servicing agents a service fee that is intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. This fee is calculated daily and paid periodically. Because the fee is paid out of the Fund’s assets on an ongoing basis, it will increase the cost of your investment over time.

The table below shows the maximum annual shareholder servicing fee (as an annual % of average daily net assets) applicable to the Fund’s Retail A shares:

Service Fee

Retail A Shares	[	]%

The Fund will pay this fee to the Distributor and/or to eligible selling and/or servicing agents for as long as the shareholder servicing plan for Retail A shares continues. Columbia Funds may reduce or discontinue payments at any time.

17

About Retail A Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

18

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Retail A shares of Fund at the following times each business day (unless the Fund closes early):

•	11:30 a.m. Eastern time.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

19

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for Retail A shares of the Fund that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

•

If your order for Columbia New York Tax-Exempt Reserves is received by 11:30 a.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

20

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will

21

Buying, Selling and Exchanging Shares

be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Fund does not accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

22

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Share Class Closing

With limited exceptions, Retail A shares are generally closed to new investors, and are available for purchase only to the Fund’s existing Retail A shareholders and investors purchasing through exchanges of Retail A shares of other Columbia Funds. Contact Columbia Funds or your financial advisor for information about investing in Retail A shares.

Buying Shares

Minimum Initial Investments

The minimum initial investment for an existing Retail A shareholder opening a new Retail A shares account is $2,500.

Minimum Additional Investments

There is no minimum additional investment for Retail A shares.

Wire Purchases

You may buy Retail A shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, When there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Retail A shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•	You buy Retail A shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Retail A shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Retail A shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

23

Buying, Selling and Exchanging Shares

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your Retail A shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	You can generally exchange Retail A shares of a Columbia Money Market Fund for Retail A shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

24

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

25

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

26

Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

27

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia New York Tax-Exempt Reserves – Retail A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

28

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia New York Tax-Exempt Reserves – Retail A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

29

Columbia New York Tax-Exempt Reserves

For More Information

You’ll find more information about Columbia New York Tax-Exempt Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Class A Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Tax-Exempt Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Tax-Exempt Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class A shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement .com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Tax-Exempt Reserves

FUNDimensions ™

Columbia Tax-Exempt Reserves

Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market

Ticker Symbol:	Class A: NTEXX

Principal Risks:	Management risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk Municipal securities risk Pass-through certificates risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in municipal securities that pay interest exempt from federal income tax.

The Fund will purchase only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

5

Columbia Tax-Exempt Reserves

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

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Columbia Tax-Exempt Reserves

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

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Columbia Tax-Exempt Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Class A Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

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Columbia Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Class A Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [                    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia Tax-Exempt Reserves

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

11

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [                    ], the Advisor had assets under management of approximately $ [            ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [ ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended August 31.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Tax-Exempt Reserves	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

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Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

13

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

14

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

15

About Class A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611 for more information about the Fund’s share classes and how to choose among them.

Class A Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and Class A shares are available to the general public for investment.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

16

About Class A Shares

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the Fund’s Class A shares:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class A	0.10%	0.25%	0.35%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

17

About Class A Shares

Shareholder Administration Fees

Pursuant to the shareholder administration plan for Class A shares adopted by the Board, the Fund pays the Advisor, the Distributor and/or eligible selling and/or servicing agents a shareholder administration fee in addition to the fees it pays the Administrator for overseeing the administrative operations of the Fund. These fees are calculated monthly and are intended to compensate the Advisor, the Distributor and/or eligible selling and/or servicing agents for the shareholder administration services they provide. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual shareholder administration fee (as an annual % of average daily net assets) applicable to the Fund’s Class A shares:

Shareholder Administration Fee

Class A	0.10%

The Fund will pay these fees to the Advisor, the Distributor and/or to eligible selling and/or servicing agents, for as long as the shareholder administration plan for Class A shares continues. Columbia Funds may reduce or discontinue payments at any time.

18

About Class A Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

19

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Class A shares of the Fund at the following times each business day (unless the Fund closes early):

•	12:00 noon Eastern time.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

20

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for Class A shares of the Fund that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

•

If your order for Columbia Tax-Exempt Reserves is received by 12:00 noon Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

21

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will

22

Buying, Selling and Exchanging Shares

be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Fund does not accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

23

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Minimum Initial Investments

The minimum initial investment for Class A shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A shares purchased through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, When there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Class A shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•	You buy Class A shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

24

Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Checkwriting Service

You can withdraw money from the Fund using Columbia Funds’ free checkwriting service. Contact your financial advisor to set up the service. Each check you write must be for a minimum of $250. You can only use checks to make partial withdrawals; you can’t use a check to make a full withdrawal of the shares you hold in the Fund. Shares you sell by writing a check are eligible to receive distributions up to the day the Fund’s custodian receives the check for payment. Columbia Funds can change or cancel the service by giving you 30 days notice in writing.

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your Class A shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

25

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	You can generally exchange Class A shares of a Columbia Money Market Fund for Class A shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

26

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

27

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

28

Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

29

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Tax-Exempt Reserves – Class A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

30

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Tax-Exempt Reserves – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

31

Columbia Tax-Exempt Reserves

For More Information

You’ll find more information about Columbia Tax-Exempt Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Daily Class Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Tax-Exempt Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Tax-Exempt Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Daily Class shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Tax-Exempt Reserves

FUNDimensions ™

Columbia Tax-Exempt Reserves

Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market

Ticker Symbol:	Daily Class:

Principal Risks:	Management risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk Municipal securities risk Pass-through certificates risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in municipal securities that pay interest exempt from federal income tax.

The Fund will purchase only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

5

Columbia Tax-Exempt Reserves

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

         Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

6

Columbia Tax-Exempt Reserves

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Tax-Exempt Reserves

         Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Daily Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Daily Class Shares	[	]%	[	]%	[	]%

         Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Daily Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

9

Columbia Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Daily Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Daily Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Daily Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Daily Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia Tax-Exempt Reserves

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

11

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [                    ], the Advisor had assets under management of approximately $ [            ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [ ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended August 31.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Tax-Exempt Reserves	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

12

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

13

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

14

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

15

About Daily Class Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Daily Class shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Daily Class shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611 for more information about the Fund’s share classes and how to choose among them.

Daily Class Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500. Daily Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services).

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

16

About Daily Class Shares

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the Fund’s Daily Class shares:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Daily Class	0.35%	0.25%	0.60%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

17

About Daily Class Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

18

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Daily Class shares of the Fund at the following times each business day (unless the Fund closes early):

•	12:00 noon Eastern time.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

19

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for Daily Class shares of the Fund that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

•

If your order for Columbia Tax-Exempt Reserves is received by 12:00 noon Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

20

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will

21

Buying, Selling and Exchanging Shares

be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Fund does not accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

22

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Daily Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). Daily Class shares are primarily intended for use in connection with specific Cash Management Services programs. Daily Class Shares may be offered by certain Bank of America affiliates and certain other financial intermediaries.

Minimum Initial Investments

The minimum initial investment for Daily Class shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Daily Class shares purchased through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Daily Class shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Daily Class shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, When there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Daily Class shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

23

Buying, Selling and Exchanging Shares

Other Purchase Rules You Should Know

•	You buy Daily Class shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Daily Class shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Daily Class shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Daily Class shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Checkwriting Service

You can withdraw money from the Fund using Columbia Funds’ free checkwriting service. Contact your financial advisor to set up the service. Each check you write must be for a minimum of $250. You can only use checks to make partial withdrawals; you can’t use a check to make a full withdrawal of the shares you hold in the Fund. Shares you sell by writing a check are eligible to receive distributions up to the day the Fund’s custodian receives the check for payment. Columbia Funds can change or cancel the service by giving you 30 days notice in writing.

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your Daily Class shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

24

Buying, Selling and Exchanging Shares

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Daily Class shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	You can generally exchange Daily Class shares of a Columbia Money Market Fund for Daily Class shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

25

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

26

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

27

Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

28

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Tax-Exempt Reserves – Daily Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

29

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Tax-Exempt Reserves – Daily Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

30

Columbia Tax-Exempt Reserves

For More Information

You’ll find more information about Columbia Tax-Exempt Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

G-Trust Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Tax-Exempt Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Tax-Exempt Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s G-Trust shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement .com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Tax-Exempt Reserves

FUNDimensions ™

Columbia Tax-Exempt Reserves

Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market

Ticker Symbol:	G-Trust:

Principal Risks:	Management risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk Municipal securities risk Pass-through certificates risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in municipal securities that pay interest exempt from federal income tax.

The Fund will purchase only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

5

Columbia Tax-Exempt Reserves

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

6

Columbia Tax-Exempt Reserves

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Tax-Exempt Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s G-Trust shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
G-Trust Shares	[	]	[	]	[	]

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to G-Trust shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund - Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

9

Columbia Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

G-Trust Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

G-Trust Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in G-Trust shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [                    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
G-Trust Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia Tax-Exempt Reserves

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

11

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [                    ], the Advisor had assets under management of approximately $ [    ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [ ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended August 31.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Tax-Exempt Reserves	[ ]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

12

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates–Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

13

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v. AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

14

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

15

About G-Trust Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: G-Trust shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the G-Trust shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611 for more information about the Fund’s share classes and how to choose among them.

G-Trust Shares (a)
Eligible Investors and Minimum Initial Investments (b)	The minimum initial investment amount for an existing shareholder opening a new G-Trust shares account is $2,500.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

(a)

G-Trust shares of the Columbia Money Market Funds are generally closed to new investors and are available for purchase only to existing G-Trust shareholders, investors purchasing through exchanges of G-Trust shares of other Columbia Funds and investors maintaining a qualified account at a bank or trust institution, including subsidiaries of Bank of America. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Share Class Closing for more details.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

16

About G-Trust Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

17

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for G-Trust shares of Fund at the following times each business day (unless the Fund closes early):

•	12:00 noon Eastern time.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

18

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for G-Trust shares of the Fund that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

•

If your order for Columbia Tax-Exempt Reserves is received by 12:00 noon Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

19

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year. Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will

20

Buying, Selling and Exchanging Shares

be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Fund does not accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

21

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Share Class Closing

With limited exceptions, G-Trust shares are generally closed to new investors, and are available for purchase only to existing G-Trust shareholders, investors purchasing through exchanges of G-Trust shares, and investors maintaining a qualified account at a bank or trust institution, including subsidiaries of Bank of America. Qualified accounts include discretionary investment management accounts, custodial accounts, agency accounts and different types of tax-advantaged accounts. Contact Columbia Funds or your financial advisor for information about investing in G-Trust shares.

Buying Shares

Minimum Initial Investments

The minimum initial investment for an existing G-Trust shareholder opening a new G-Trust shares account is $2,500.

Minimum Additional Investments

There is no minimum additional investment for G-Trust shares.

Wire Purchases

You may buy G-Trust shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, When there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non- payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy G-Trust shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•	You buy G-Trust shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your G-Trust shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell G-Trust shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

22

Buying, Selling and Exchanging Shares

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your G-Trust shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	You can generally exchange G-Trust shares of a Columbia Money Market Fund for G-Trust shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

23

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

24

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

25

Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

26

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Tax-Exempt Reserves – G-Trust Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

27

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Tax-Exempt Reserves – G-Trust Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

28

Columbia Tax-Exempt Reserves

For More Information

You’ll find more information about Columbia Tax-Exempt Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Retail A Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Tax-Exempt Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Tax-Exempt Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Retail A shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement .com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Tax-Exempt Reserves

FUNDimensions ™

Columbia Tax-Exempt Reserves

Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market

Ticker Symbol:	Retail A:

Principal Risks:	Management risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk Municipal securities risk Pass-through certificates risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in municipal securities that pay interest exempt from federal income tax.

The Fund will purchase only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

5

Columbia Tax-Exempt Reserves

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

6

Columbia Tax-Exempt Reserves

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Tax-Exempt Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Retail A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Retail A Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Retail A shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

9

Columbia Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Retail A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A

Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Retail A Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Retail A shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Retail A Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia Tax-Exempt Reserves

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

11

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [            ], the Advisor had assets under management of approximately $ [    ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended August 31.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Tax-Exempt Reserves	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

12

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

13

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

14

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

15

About Retail A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Retail A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Retail A shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611 for more information about the Fund’s share classes and how to choose among them.

Retail A Shares (a)
Eligible Investors and Minimum Initial Investments (b)	The minimum initial investment amount for an existing shareholder opening a new Retail A shares account is $2,500.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

(a)

Retail A shares of the Columbia Money Market Funds are generally closed to new investors and are available for purchase only to the Fund’s existing Retail A shareholders and investors purchasing through exchanges of Retail A shares of other Columbia Funds. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Share Class Closing for more details.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

16

About Retail A Shares

Service Fees

Pursuant to the shareholder servicing plan for Retail A shares adopted by the Board, the Fund pays the Distributor and/or eligible selling and/or servicing agents a service fee that is intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. This fee is calculated daily and paid periodically. Because the fee is paid out of the Fund’s assets on an ongoing basis, it will increase the cost of your investment over time.

The table below shows the maximum annual shareholder servicing fee (as an annual % of average daily net assets) applicable to the Fund’s Retail A shares:

Service Fee

Retail A Shares	[	]%

The Fund will pay this fee to the Distributor and/or to eligible selling and/or servicing agents for as long as the shareholder servicing plan for Retail A shares continues. Columbia Funds may reduce or discontinue payments at any time.

17

About Retail A Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

18

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Retail A shares of Fund at the following times each business day (unless the Fund closes early):

•	12:00 noon Eastern time.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

19

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for Retail A shares of the Fund that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

•

If your order for Columbia Tax-Exempt Reserves is received by 12:00 noon Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

20

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will

21

Buying, Selling and Exchanging Shares

be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Fund does not accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

22

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Share Class Closing

With limited exceptions, Retail A shares are generally closed to new investors, and are available for purchase only to the Fund’s existing Retail A shareholders and investors purchasing through exchanges of Retail A shares of other Columbia Funds. Contact Columbia Funds or your financial advisor for information about investing in Retail A shares.

Buying Shares

Minimum Initial Investments

The minimum initial investment for an existing Retail A shareholder opening a new Retail A shares account is $2,500.

Minimum Additional Investments

There is no minimum additional investment for Retail A shares.

Wire Purchases

You may buy Retail A shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, When there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non- payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Retail A shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•	You buy Retail A shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Retail A shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Retail A shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

23

Buying, Selling and Exchanging Shares

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your Retail A shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	You can generally exchange Retail A shares of a Columbia Money Market Fund for Retail A shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

24

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

25

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

26

Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

27

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Tax-Exempt Reserves – Retail A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

28

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Tax-Exempt Reserves – Retail A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

29

Columbia Tax-Exempt Reserves

For More Information

You’ll find more information about Columbia Tax-Exempt Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Class A Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Treasury Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Treasury Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class A shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement .com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Treasury Reserves

FUNDimensions ™

Columbia Treasury Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market

Ticker Symbol:	Class A: NTSXX

Principal Risks:	Management risk Market risk Money Market Fund risk Interest rate risk Credit risk Changing distribution levels risk Repurchase agreements risk U.S. Government obligations risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

The Fund will purchase only first-tier securities, which primarily include U.S. Treasury obligations, repurchase agreements and reverse repurchase agreements secured by U.S. Treasury obligations and U.S. Government obligations, and obligations whose principal and interest are backed by the U.S. Government.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Treasury Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Treasury, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

6

Columbia Treasury Reserves

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Treasury Reserves

     Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Treasury Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		Since Inception (a)
Class A Shares	[	]%	[	]%	[	]%

(a)	The inception date of the Fund’s Class A shares is May 13, 2002.

     Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

9

Columbia Treasury Reserves

Shareholder Fees (paid directly from your investment)

Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Class A Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)

(b)

(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia Treasury Reserves

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

11

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [            ], the Advisor had assets under management of approximately $ [    ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [ ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended August 31.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Treasury Reserves	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

12

Management of the Fund

     Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

13

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

14

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

15

About Class A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611 for more information about the Fund’s share classes and how to choose among them.

Class A Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and Class A shares are available to the general public for investment.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

16

About Class A Shares

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the Fund’s Class A shares:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class A	0.10%	0.25%	0.35%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

17

About Class A Shares

Shareholder Administration Fees

Pursuant to the shareholder administration plan for Class A shares adopted by the Board, the Fund pays the Advisor, the Distributor and/or eligible selling and/or servicing agents a shareholder administration fee in addition to the fees it pays the Administrator for overseeing the administrative operations of the Fund. These fees are calculated monthly and are intended to compensate the Advisor, the Distributor and/or eligible selling and/or servicing agents for the shareholder administration services they provide. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual shareholder administration fee (as an annual % of average daily net assets) applicable to the Fund’s Class A shares:

Shareholder Administration Fee

Class A	0.10%

The Fund will pay these fees to the Advisor, the Distributor and/or to eligible selling and/or servicing agents, for as long as the shareholder administration plan for Class A shares continues. Columbia Funds may reduce or discontinue payments at any time.

18

About Class A Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

19

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Class A shares of the Fund at the following times each business day (unless the Fund closes early):

•	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

20

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for Class A shares of the Fund that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

•

If your order for Columbia Treasury Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

21

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year. Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will

22

Buying, Selling and Exchanging Shares

be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Fund does not accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

23

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Minimum Initial Investments

The minimum initial investment for Class A shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A shares purchased through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, When there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Class A shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•	You buy Class A shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

24

Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Checkwriting Service

You can withdraw money from the Fund using Columbia Funds’ free checkwriting service. Contact your financial advisor to set up the service. Each check you write must be for a minimum of $250. You can only use checks to make partial withdrawals; you can’t use a check to make a full withdrawal of the shares you hold in the Fund. Shares you sell by writing a check are eligible to receive distributions up to the day the Fund’s custodian receives the check for payment. Columbia Funds can change or cancel the service by giving you 30 days notice in writing.

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your Class A shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

25

Buying, Selling and Exchanging Shares

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	You can generally exchange Class A shares of a Columbia Money Market Fund for Class A shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

26

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

27

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

28

Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

29

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Treasury Reserves – Class A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

30

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Treasury Reserves – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

31

Columbia Treasury Reserves

For More Information

You’ll find more information about Columbia Treasury Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

32

Columbia Management®

Columbia Funds

Daily Class Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Treasury Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Treasury Reserves (the Fund), which is one of the Money Market Funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Daily Class shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement .com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Treasury Reserves

FUNDimensions ™

Columbia Treasury Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market

Ticker Symbol:	Daily Class:

Principal Risks:	Management risk Market risk Money Market Fund risk Interest rate risk Credit risk Changing distribution levels risk Repurchase agreements risk U.S. Government obligations risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•      are looking for a relatively low risk investment with stability of principal,

•      have short-term income needs, and

•      are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

     Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

    Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

The Fund will purchase only first-tier securities, which primarily include U.S. Treasury obligations, repurchase agreements and reverse repurchase agreements secured by U.S. Treasury obligations and U.S. Government obligations, and obligations whose principal and interest are backed by the U.S. Government.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Treasury Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Treasury, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

    Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

6

Columbia Treasury Reserves

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Treasury Reserves

     Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Daily Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Treasury Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		Since Inception(a)
Daily Class Shares	[	]%	[	]%	[	]%

(a)	The inception date for Daily Class shares of the Fund is April 12, 1999.

    Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Daily Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

9

Columbia Treasury Reserves

Shareholder Fees (paid directly from your investment)

Daily Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Daily Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Daily Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Daily Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia Treasury Reserves

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Fund.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing the Fund’s Investment

Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

The Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

11

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [                    ], the Advisor had assets under management of approximately $ [    ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to [    ]% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended August 31.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Treasury Reserves	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

12

Management of the Fund

     Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

13

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

14

Management of the Fund

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

15

About Daily Class Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Daily Class shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Daily Class shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611 for more information about the Fund’s share classes and how to choose among them.

Daily Class Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500. Daily Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services).

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

16

About Daily Class Shares

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the Fund’s Daily Class shares:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Daily Class	0.35%	0.25%	0.60%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

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About Daily Class Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

18

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Daily Class shares of the Fund at the following times each business day (unless the Fund closes early):

•	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Fund.

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Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for Daily Class shares of the Fund that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless the Fund closes early) will be processed as follows:

•

If your order for Columbia Treasury Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Fund, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

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Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will

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Buying, Selling and Exchanging Shares

be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Fund does not accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), the Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Daily Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). Daily Class shares are primarily intended for use in connection with specific Cash Management Services programs. Daily Class Shares may be offered by certain Bank of America affiliates and certain other financial intermediaries.

Minimum Initial Investments

The minimum initial investment for Daily Class shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Daily Class shares purchased through omnibus accounts or wrap accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Daily Class shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Daily Class shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, When there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Daily Class shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

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Buying, Selling and Exchanging Shares

Other Purchase Rules You Should Know

•	You buy Daily Class shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Daily Class shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Daily Class shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Daily Class shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Checkwriting Service

You can withdraw money from the Fund using Columbia Funds’ free checkwriting service. Contact your financial advisor to set up the service. Each check you write must be for a minimum of $250. You can only use checks to make partial withdrawals; you can’t use a check to make a full withdrawal of the shares you hold in the Fund. Shares you sell by writing a check are eligible to receive distributions up to the day the Fund’s custodian receives the check for payment. Columbia Funds can change or cancel the service by giving you 30 days notice in writing.

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your Daily Class shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

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Buying, Selling and Exchanging Shares

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Daily Class shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	You can generally exchange Daily Class shares of a Columbia Money Market Fund for Daily Class shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare distributions of net investment income daily and pay them on a monthly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

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Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

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Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

28

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Treasury Reserves – Daily Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

29

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Treasury Reserves – Daily Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

30

Columbia Treasury Reserves

For More Information

You’ll find more information about Columbia Treasury Reserves and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Adviser Class Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Cash Reserves

Columbia Money Market Reserves

Columbia Treasury Reserves

Columbia Government Reserves

Columbia Municipal Reserves

Columbia Tax-Exempt Reserves

Columbia California Tax-Exempt Reserves

Columbia New York Tax-Exempt Reserves

Columbia Government Plus Reserves

Columbia Prime Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Funds and may be compensated or incented in connection with the sale of Fund shares. Each Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about some of the Money Market Funds (each a Fund and together, the Funds) in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Funds in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of each Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information, and

•	fees and expenses.

This summary is followed by other important information, including:

•	a description of the Funds’ additional investment strategies and policies,

•	a discussion of the Funds’ primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Funds’ Adviser Class shares.

Later sections of the Prospectus talk about the details of investing in the Funds, including:

•	how to buy, sell and exchange shares of the Funds, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of each Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in a Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of each Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement .com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Funds in the Statement of Additional Information (SAI), which is available online and includes more detailed information about each Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Funds are sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Funds’ investment advisor (the Advisor) and their administrator (the Administrator). Columbia Management Distributors, Inc. is the Funds’ distributor (the Distributor). Columbia Management Services, Inc. is the Funds’ transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Funds, but retains general investment management responsibility for the Funds, subject to oversight by the Funds’ Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Cash Reserves

FUNDimensions ™

Columbia Cash Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Adviser Class:

Principal Risks:

Management risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

    Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

    Principal Investment Strategies

The Fund will invest in high-quality money market instruments.

The Fund will purchase only first-tier securities, which primarily include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

5

Columbia Cash Reserves

    Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

6

Columbia Cash Reserves

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Cash Reserves

    Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Adviser Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Cash Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Adviser Class Shares	[	]%	[	]%	[	]%

    Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Adviser Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

9

Columbia Cash Reserves

Shareholder Fees (paid directly from your investment)

Adviser Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Adviser Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Adviser Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [                    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year		3 years		5 years		10 years
Adviser Class Shares		$[ ]		$[ ]		$[ ]		$[ ]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia Money Market Reserves

FUNDimensions ™

Columbia Money Market Reserves

Investment Objective:

Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Adviser Class:

Principal Risks:

Management risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

    Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

    Principal Investment Strategies

The Fund will invest in high-quality money market instruments.

The Fund will purchase only first-tier securities, which primarily include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

11

Columbia Money Market Reserves

    Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

12

Columbia Money Market Reserves

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

13

Columbia Money Market Reserves

     Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Adviser Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

14

Columbia Money Market Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Adviser Class Shares	[	]%	[	]%	[	]%

    Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Adviser Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

15

Columbia Money Market Reserves

Shareholder Fees (paid directly from your investment)

Adviser Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Adviser Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Adviser Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [                    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Adviser Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

16

Columbia Treasury Reserves

FUNDimensions ™

Columbia Treasury Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market Fund

Ticker Symbol:	Adviser Class:

Principal Risks:	Management risk Market risk Money Market Fund risk Interest rate risk Credit risk Changing distribution levels risk Repurchase agreements risk U.S. Government obligations risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

    Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

    Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

The Fund will purchase only first-tier securities, which primarily include U.S. Treasury obligations, repurchase agreements and reverse repurchase agreements secured by U.S. Treasury obligations and U.S. Government obligations, and obligations whose principal and interest are backed by the U.S. Government.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

17

Columbia Treasury Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Treasury, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

    Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

18

Columbia Treasury Reserves

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

19

Columbia Treasury Reserves

    Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Adviser Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

20

Columbia Treasury Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Adviser Class Shares	[	]%	[	]%	[	]%

    Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Adviser Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

21

Columbia Treasury Reserves

Shareholder Fees (paid directly from your investment)

Adviser Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Adviser Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Adviser Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [                    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Adviser Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

22

Columbia Government Reserves

FUNDimensions ™

Columbia Government Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Adviser Class:

Principal Risks:	Management risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk U.S. Government obligations risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

    Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

    Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in U.S. Government obligations.

The Fund will purchase only first-tier securities, which primarily include U.S. Government obligations and U.S. Treasury obligations.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

23

Columbia Government Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Treasury, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

    Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

24

Columbia Government Reserves

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

25

Columbia Government Reserves

    Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Adviser Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

26

Columbia Government Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Adviser Class Shares	[	]%	[	]%	[	]%

     Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Adviser Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

27

Columbia Government Reserves

Shareholder Fees (paid directly from your investment)

Adviser Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Adviser Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Adviser Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [                    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Adviser Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

28

Columbia Municipal Reserves

FUNDimensions ™

Columbia Municipal Reserves

Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Adviser Class:

Principal Risks:	Management risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk Municipal securities risk Pass-through certificates risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

    Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

    Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund will purchase only first-tier securities. The Fund will invest in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and to be of high quality.

The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

29

Columbia Municipal Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

    Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

30

Columbia Municipal Reserves

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

31

Columbia Municipal Reserves

    Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Adviser Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

32

Columbia Municipal Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Adviser Class Shares	[	]%	[	]%	[	]%

    Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Adviser Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

33

Columbia Municipal Reserves

Shareholder Fees (paid directly from your investment)

Adviser Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Adviser Class Shares
Management fees (b)	[ ]	%
Other expenses	[ ]	%
Total annual Fund operating expenses	[ ]	%
Fee waivers and/or reimbursements (c)	[ ]	%
Net expense ratio	[ ]	%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Adviser Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [                    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Adviser Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

34

Columbia Tax-Exempt Reserves

FUNDimensions ™

Columbia Tax-Exempt Reserves

Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Adviser Class:

Principal Risks:	Management risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk Municipal securities risk Pass-through certificates risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

    Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

    Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in municipal securities that pay interest exempt from federal income tax.

The Fund will purchase only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

35

Columbia Tax-Exempt Reserves

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

FUNDamentals ™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

    Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

36

Columbia Tax-Exempt Reserves

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

37

Columbia Tax-Exempt Reserves

     Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Adviser Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

38

Columbia Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Adviser Class Shares	[	]%	[	]%	[	]%

     Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Adviser Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

39

Columbia Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Adviser Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Adviser Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Adviser Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [                    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Adviser Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

40

Columbia California Tax-Exempt Reserves

FUNDimensions ™

Columbia California Tax-Exempt Reserves

Investment Objective:	Current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Adviser Class:

Principal Risks:

Management risk

Market risk

Money Market Fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

Pass-through certificates risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

    Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

    Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in securities that pay interest exempt from federal income tax and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside California.

The Fund may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

41

Columbia California Tax-Exempt Reserves

    Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

42

Columbia California Tax-Exempt Reserves

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

State-Specific Municipal Securities Risk – The Fund invests in securities issued by a particular state and its instrumentalities. As a result, the Fund is more vulnerable to unfavorable developments in such state than funds that invest in municipal securities of many different states. The value of its shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states. In addition, a municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

43

Columbia California Tax-Exempt Reserves

    Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Adviser Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

44

Columbia California Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Adviser Class Shares	[	]%	[	]%	[	]%

    Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Adviser Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

45

Columbia California Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Adviser Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Adviser Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Adviser Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [                    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Adviser Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

46

Columbia New York Tax-Exempt Reserves

FUNDimensions™

Columbia New York Tax-Exempt Reserves

Investment Objective:	Current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Adviser Class:

Principal Risks:

Management risk

Market risk

Money Market Fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

Pass-through certificates risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

    Investment Objective

The Fund seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

    Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in securities that pay interest exempt from federal income tax and New York individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside New York.

The Fund also may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

47

Columbia New York Tax-Exempt Reserves

    Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

48

Columbia New York Tax-Exempt Reserves

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

State-Specific Municipal Securities Risk – The Fund invests in securities issued by a particular state and its instrumentalities. As a result, the Fund is more vulnerable to unfavorable developments in such state than funds that invest in municipal securities of many different states. The value of its shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states. In addition, a municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

49

Columbia New York Tax-Exempt Reserves

     Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Adviser Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

50

Columbia New York Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Adviser Class Shares	[	]%	[	]%	[	]%

    Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Adviser Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

51

Columbia New York Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Adviser Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Adviser Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Adviser Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [                    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year		3 years		5 years		10 years
Adviser Class Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

52

Columbia Government Plus Reserves

FUNDimensions ™

Columbia Government Plus Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Adviser Class:

Principal Risks:	Management risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk U.S. Government obligations risk Repurchase agreements risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

    Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

    Principal Investment Strategies

Under normal circumstances, the Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. These obligations may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow need; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

53

Columbia Government Plus Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Treasury, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

    Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

54

Columbia Government Plus Reserves

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

55

Columbia Government Plus Reserves

    Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future. On November 21, 2005, the Galaxy Institutional Government Money Market Fund was reorganized into the Fund. For periods prior to November 21, 2005, the Fund’s Adviser Class shares performance represents that of the Galaxy Institutional Government Money Market Fund’s Preferred Class shares.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Adviser Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

56

Columbia Government Plus Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Adviser Class Shares	[	]%	[	]%	[	]%

    Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Adviser Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

57

Columbia Government Plus Reserves

Shareholder Fees (paid directly from your investment)

Adviser Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Adviser Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Adviser Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [                    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Adviser Class Shares	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

58

Columbia Prime Reserves

FUNDimensions ™

Columbia Prime Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Adviser Class:

Principal Risks:

Management risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

    Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

    Principal Investment Strategies

The Fund will invest in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund will purchase only first-tier securities, which primarily include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

59

Columbia Prime Reserves

    Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

60

Columbia Prime Reserves

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

61

Columbia Prime Reserves

    Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future. On November 21, 2005, the Galaxy Institutional Government Money Market Fund was reorganized into the Fund. For periods prior to November 21, 2005, the Fund’s Adviser Class shares performance represents that of the Galaxy Institutional Government Money Market Fund’s Preferred Class shares.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Adviser Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

62

Columbia Prime Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Adviser Class Shares	[ ]	%	[ ]	%	[ ]	%

    Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Adviser Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

63

Columbia Prime Reserves

Shareholder Fees (paid directly from your investment)

Adviser Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Adviser Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Adviser Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [                    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Adviser Class Shares	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

64

Additional Fund Investment Strategies and Policies

The following section describes certain strategies and policies that each Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Funds.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing a Fund’s Investment Objective and Policies

Each Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the 1940 Act.

Lending Securities

Each Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

Each Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

65

Management of the Funds

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Funds and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [                    ], the Advisor had assets under management of approximately $ [            ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Funds, determining what securities and other investments each Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Funds, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing each Fund’s investments.

Each Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Funds’ last fiscal year, after waivers. For the Funds’ most recent fiscal year, aggregate advisory fees paid to the Advisor by the Funds amounted to [    ]% of average daily net assets of the Funds.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Funds’ annual report to shareholders for the fiscal year ended August 31. Prior to August 2006, Columbia Government Plus Reserves and Columbia Prime Reserves had a fiscal year end of October 31.

66

Management of the Funds

The Distributor

Shares of the Funds are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Funds, including the general supervision of each Fund’s operations, coordination of each Fund’s service providers, and the provision of office facilities and related clerical and administrative services. The Administrator does not currently receive any fees for the administrative services it provides to the Funds.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Each Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Funds’ behalf.

67

Management of the Funds

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Funds – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Funds for which they are compensated. Bank of America and its affiliates also may provide other services to the Funds and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Funds. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Funds.

Conflicts of interest and limitations that could affect the Funds may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Funds and the sale of their shares;

•	the allocation of, and competition for, investment opportunities among the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Funds invest; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Funds.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Funds and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Funds (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

68

Management of the Funds

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

69

Management of the Funds

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

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About Adviser Class Shares

Description of the Share Class

Share Class Features

The Funds offer one class of shares in this Prospectus: Adviser Class shares. The Funds may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Adviser Class shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611(individual investors) or 800.353.0828 (institutional investors) for more information about the Funds’ share classes and how to choose among them.

Adviser Class Shares
Eligible Investors and Minimum Initial Investments (a)

Adviser Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). Adviser Class shares are primarily intended for use in connection with specific Cash Management Services programs, including those designed for certain sweep account customers of Bank of America. Adviser Class Shares may be offered by certain Bank of America affiliates and certain other financial intermediaries.

The minimum initial investment amount for Adviser Class shares is $100,000.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

71

About Adviser Class Shares

Service Fees

Pursuant to the shareholder servicing plan for Adviser Class shares adopted by the Board, the Fund pays the Distributor and/or eligible selling and/or servicing agents a service fee that is intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. This fee is calculated daily and paid periodically. Because the fee is paid out of the Fund’s assets on an ongoing basis, it will increase the cost of your investment over time.

The table below shows the maximum annual shareholder servicing fee (as an annual % of average daily net assets) applicable to the Fund’s Adviser Class shares:

Service Fee

Adviser Class	0.25%

The Fund will pay this fee to the Distributor and/or to eligible selling and/or servicing agents for as long as the shareholder servicing plan for Adviser class shares continues. Columbia Funds may reduce or discontinue payments at any time.

72

About Adviser Class Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Funds to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Funds will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Funds. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is a Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Adviser Class shares of Funds at the following times each business day (unless the Fund closes early):

•	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time (Columbia Cash Reserves, Columbia Money Market Reserves and Columbia Treasury Reserves).

•	9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time (Columbia Government Reserves).

•	12:00 noon Eastern time (Columbia Municipal Reserves and Columbia Tax-Exempt Reserves).

•	11:30 a.m. Eastern time (Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves).

•	9:45 a.m., 11:00 a.m., 2:30 p.m. and 4:00 p.m. Eastern time (Columbia Government Plus Reserves).

•	9:45 a.m., 11:00 a.m. and 1:00 p.m. Eastern time (Columbia Prime Reserves).

FUNDamentals ™

NAV Calculation

Each of the Funds’ share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of a Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in a Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Funds.

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Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Funds may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for Adviser Class shares of the Funds that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless a Fund closes early) will be processed as follows:

•

If your order for Columbia Cash Reserves, Columbia Money Market Reserves or Columbia Treasury Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

•

If your order for Columbia Government Reserves is received by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

•

If your order for Columbia Municipal Reserves or Columbia Tax-Exempt Reserves is received by 12:00 noon Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

•

If your order for Columbia California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves is received by 11:30 a.m. Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

•

If your order for Columbia Government Plus Reserves is received by 4:00 p.m. Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

•

If your order for Columbia Prime Reserves is received by 1:00 p.m. Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Funds, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611(individual investors) or 800.353.0828 (institutional investors).

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

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Buying, Selling and Exchanging Shares

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires a Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Account Balance Penalties

Columbia Funds may sell your Adviser Class shares if the value of your Adviser Class shares account falls below $1,000 (other than as a result of depreciation of share value). Alternatively, your Adviser Class shares account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Funds may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Funds’ performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Funds do accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), each Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

76

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Adviser Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). Adviser Class shares are primarily intended for use in connection with specific Cash Management Services programs, including those designed for certain sweep account customers of Bank of America. Adviser Class Shares may be offered by certain Bank of America affiliates and certain other financial intermediaries.

Minimum Initial Investments

The minimum initial investment for Adviser Class shares is $100,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to buy or hold Adviser Class shares.

Minimum Additional Investments

There is no minimum additional investment for Adviser Class shares.

Wire Purchases

You may buy Adviser Class shares of the Funds by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Adviser Class shares of the Funds by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•	You buy Adviser Class shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Funds. The Funds don’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Adviser Class shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

77

Buying, Selling and Exchanging Shares

Electronic Funds Transfer

You may sell Adviser Class shares of a Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your Adviser Class shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

Exchanging Shares

You can generally sell shares of the Funds to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Other Exchange Rules You Should Know

•	You can generally exchange Adviser Class shares of a Columbia Money Market Fund for Adviser Class shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

78

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

Each Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. Each Fund distributes any net realized capital gain at least once a year. Normally, each Fund will declare distributions of net investment income daily and pay them on a monthly basis. A Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Funds usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Each Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

Each Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611 if you’re an individual investor or 800.353.0828 if you’re an institutional investor. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. Each Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

79

Distributions and Taxes

Taxes and Your Investment

Each Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of a Fund.

•

Distributions of a Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of a Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to a Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before a Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. Each Fund has built up, or has potential to build up, high levels of unrealized capital gain.

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Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

Each Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in a Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Funds, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

81

Financial Highlights

The financial highlights tables are designed to help you understand how each Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with each Fund’s financial statements, are included in each Fund’s annual report. The independent registered public accounting firm’s report and the Funds’ financial statements are also incorporated by reference into the SAI.

Columbia Cash Reserves – Adviser Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

82

Financial Highlights

Columbaia Money Market Reserves – Adviser Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

83

Financial Highlights

Columbia Treasury Reserves – Adviser Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

84

Financial Highlights

Columbia Government Reserves – Adviser Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

85

Financial Highlights

Columbia Municipal Reserves – Adviser Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

86

Financial Highlights

Columbia Tax-Exempt Reserves – Adviser Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

87

Financial Highlights

Columbia California Tax-Exempt Reserves – Adviser Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

88

Financial Highlights

Columbia New York Tax-Exempt Reserves – Adviser Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

89

Financial Highlights

Columbia Government Plus Reserves – Adviser Class Shares

	Unaudited Semi-Annual Period Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

90

Financial Highlights

Columbia Prime Reserves – Adviser Class Shares

	Unaudited Semi-Annual Period Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

91

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on each Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of each Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each Fund, which are the same as those stated in the Annual Fund Operating Expense table, are presented in the charts and are net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Cash Reserves – Adviser Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

92

Hypothetical Fees and Expenses

Columbia Money Market Reserves – Adviser Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Treasury Reserves – Adviser Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

93

Hypothetical Fees and Expenses

Columbia Government Reserves – Adviser Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Municipal Reserves – Adviser Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

94

Hypothetical Fees and Expenses

Columbia Tax-Exempt Reserves – Adviser Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia California Tax-Exempt Reserves – Adviser Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

95

Hypothetical Fees and Expenses

Columbia New York Tax-Exempt Reserves – Adviser Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Government Plus Reserves – Adviser Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

96

Hypothetical Fees and Expenses

Columbia Prime Reserves – Adviser Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

97

Columbia Money Market Funds

For More Information

You’ll find more information about the Columbia Money Market Funds and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail: Columbia Funds

        c/o Columbia Management Services, Inc.

        P.O. Box 8081

        Boston, MA 02266-8081

By Telephone: 800.345.6611 (Individual Investors)

          800.353.0828 (Institutional Investors)

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about each Fund’s investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Funds’ Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Funds and their policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about each Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Funds are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Funds’ investment company registration number is 811-09645.

98

Columbia Management®

Columbia Funds

Capital Class Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Cash Reserves

Columbia Money Market Reserves

Columbia Treasury Reserves

Columbia Government Reserves

Columbia Municipal Reserves

Columbia Tax-Exempt Reserves

Columbia California Tax-Exempt Reserves

Columbia New York Tax-Exempt Reserves

Columbia Government Plus Reserves

Columbia Prime Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Funds and may be compensated or incented in connection with the sale of Fund shares. Each Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about some of the Money Market Funds (each a Fund and together, the Funds) in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Funds in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of each Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information, and

•	fees and expenses.

This summary is followed by other important information, including:

•	a description of the Funds’ additional investment strategies and policies,

•	a discussion of the Funds’ primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Funds’ Capital Class shares.

Later sections of the Prospectus talk about the details of investing in the Funds, including:

•	how to buy, sell and exchange shares of the Funds, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of each Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in a Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of each Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement .com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Funds in the Statement of Additional Information (SAI), which is available online and includes more detailed information about each Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Funds are sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Funds’ investment advisor (the Advisor) and their administrator (the Administrator). Columbia Management Distributors, Inc. is the Funds’ distributor (the Distributor). Columbia Management Services, Inc. is the Funds’ transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Funds, but retains general investment management responsibility for the Funds, subject to oversight by the Funds’ Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Cash Reserves

FUNDimensions™

Columbia Cash Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Capital Class:

Principal Risks:	Management risk
Market risk
Money Market Fund risk
Changing distribution levels risk
Interest rate risk
Credit risk
U.S. Government obligations risk
Municipal securities risk
Repurchase agreements risk
Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

    Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

    Principal Investment Strategies

The Fund will invest in high-quality money market instruments.

The Fund will purchase only first-tier securities, which primarily include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

5

Columbia Cash Reserves

    Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater

6

Columbia Cash Reserves

credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Cash Reserves

    Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Cash Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Capital Class Shares	[	]%	[	]%	[	]%

    Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Capital Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

9

Columbia Cash Reserves

Shareholder Fees (paid directly from your investment)

Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Capital Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Capital Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year		3 years		5 years		10 years
Capital Class Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia Money Market Reserves

FUNDimensions ™

Columbia Money Market Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Capital Class:

Principal Risks:	Management risk
Market risk
Money market fund risk
Changing distribution levels risk
Interest rate risk
Credit risk
U.S. Government obligations risk
Municipal securities risk
Repurchase agreements risk
Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

    Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

    Principal Investment Strategies

The Fund will invest in high-quality money market instruments.

The Fund will purchase only first-tier securities, which primarily include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

11

Columbia Money Market Reserves

    Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

12

Columbia Money Market Reserves

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

13

Columbia Money Market Reserves

    Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

14

Columbia Money Market Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Capital Class Shares	[	]%	[	]%	[	]%

    Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Capital Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

15

Columbia Money Market Reserves

Shareholder Fees (paid directly from your investment)

Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Capital Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Capital Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year		3 years		5 years		10 years
Capital Class Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

16

Columbia Treasury Reserves

FUNDimensions ™

Columbia Treasury Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Capital Class:

Principal Risks:	Management risk

Market risk

Money market fund risk

Changing distribution levels risk

Repurchase agreements risk

[U.S. Government obligations risk]

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

    Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

    Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

The Fund will purchase only first-tier securities, which primarily include U.S. Treasury obligations, repurchase agreements and reverse repurchase agreements secured by U.S. Treasury obligations and U.S. Government obligations, and obligations whose principal and interest are backed by the U.S. Government.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor attempts to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

17

Columbia Treasury Reserves

FUNDamentals ™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals ™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Treasury, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

    Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

18

Columbia Treasury Reserves

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

19

Columbia Treasury Reserves

    Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

20

Columbia Treasury Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Capital Class Shares	[	]%	[	]%	[	]%

    Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Capital Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

21

Columbia Treasury Reserves

Shareholder Fees (paid directly from your investment)

Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Capital Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Capital Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year		3 years		5 years		10 years
Capital Class Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

22

Columbia Government Reserves

FUNDimensions ™

Columbia Government Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Capital Class:

Principal Risks:	Management risk

Market risk

Money market fund risk

Changing distribution levels risk

U.S. Government obligations risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

    Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

    Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in U.S. Government obligations.

The Fund will purchase only first-tier securities, which primarily include U.S. Government obligations and U.S. Treasury obligations.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor attempts to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

23

Columbia Government Reserves

FUNDamentals ™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals ™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Treasury, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

    Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue securities, among other things.

In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

24

Columbia Government Reserves

    Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

25

Columbia Government Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Capital Class Shares	[	]%	[	]%	[	]%

    Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Capital Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

26

Columbia Government Reserves

Shareholder Fees (paid directly from your investment)

Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Capital Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Capital Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year		3 years		5 years		10 years
Capital Class Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

27

Columbia Municipal Reserves

FUNDimensions ™

Columbia Municipal Reserves

Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Capital Class:

Principal Risks:	Management risk

Market risk

Money market fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

Municipal securities risk

Pass-through certificates risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

    Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

    Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund will purchase only first-tier securities. The Fund will invest in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and to be of high quality.

The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

28

Columbia Municipal Reserves

FUNDamentals ™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

    Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

29

Columbia Municipal Reserves

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

30

Columbia Municipal Reserves

    Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

31

Columbia Municipal Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Capital Class Shares	[	]%	[	]%	[	]%

    Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Capital Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

32

Columbia Municipal Reserves

Shareholder Fees (paid directly from your investment)

Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Capital Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Capital Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year		3 years		5 years		10 years
Capital Class Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

33

Columbia Tax-Exempt Reserves

FUNDimensions ™

Columbia Tax-Exempt Reserves

Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Capital Class:

Principal Risks:	Management risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk Municipal securities risk Pass-through certificates risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

    Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

    Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in municipal securities that pay interest exempt from federal income tax.

The Fund will purchase only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

34

Columbia Tax-Exempt Reserves

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

    Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

35

Columbia Tax-Exempt Reserves

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

36

Columbia Tax-Exempt Reserves

    Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

37

Columbia Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Capital Class Shares	[	]%	[	]%	[	]%

    Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Capital Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

38

Columbia Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Capital Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Capital Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year		3 years		5 years		10 years
Capital Class Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

39

Columbia California Tax-Exempt Reserves

FUNDimensions ™

Columbia California Tax-Exempt Reserves

Investment Objective:	Current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Capital Class:

Principal Risks:	Management risk
Market risk
Money Market Fund risk
Non-diversified mutual fund risk
Changing distribution levels risk
Interest rate risk
Credit risk
Pass-through certificates risk
State-specific municipal securities risk
Municipal securities risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

    Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

    Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in securities that pay interest exempt from federal income tax and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside California.

The Fund may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

40

Columbia California Tax-Exempt Reserves

    Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

41

Columbia California Tax-Exempt Reserves

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

State-Specific Municipal Securities Risk – The Fund invests in securities issued by a particular state and its instrumentalities. As a result, the Fund is more vulnerable to unfavorable developments in such state than funds that invest in municipal securities of many different states. The value of its shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states. In addition, a municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

42

Columbia California Tax-Exempt Reserves

    Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

43

Columbia California Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Capital Class Shares	[	]%	[	]%	[	]%

    Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Capital Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

44

Columbia California Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Capital Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Capital Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year		3 years		5 years		10 years
Capital Class Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

45

Columbia New York Tax-Exempt Reserves

FUNDimensions ™

Columbia New York Tax-Exempt Reserves

Investment Objective:	Current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Capital Class:

Principal Risks:	Management risk
Market risk
Money Market Fund risk
Non-diversified mutual fund risk
Changing distribution levels risk
Interest rate risk
Credit risk
Pass-through certificates risk
State-specific municipal securities risk
Municipal securities risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

    Investment Objective

The Fund seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

    Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in securities that pay interest exempt from federal income tax and New York individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside New York.

The Fund also may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

46

    Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

47

Columbia New York Tax-Exempt Reserves

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

State-Specific Municipal Securities Risk – The Fund invests in securities issued by a particular state and its instrumentalities. As a result, the Fund is more vulnerable to unfavorable developments in such state than funds that invest in municipal securities of many different states. The value of its shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states. In addition, a municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

48

Columbia New York Tax-Exempt Reserves

    Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

49

Columbia New York Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Capital Class Shares	[	]%	[	]%	[	]%

    Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Capital Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

50

Columbia New York Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Capital Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Capital Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year		3 years		5 years		10 years
Capital Class Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

51

Columbia Government Plus Reserves

FUNDimensions ™

Columbia Government Plus Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Capital Class:

Principal Risks:	Management risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

    Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

    Principal Investment Strategies

Under normal circumstances, the Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements backed by U.S. Government obligations. These obligations may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor attempts to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow need; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

52

Columbia Government Plus Reserves

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals ™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals ™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Treasury, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

    Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

53

Columbia Government Plus Reserves

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

54

Columbia Government Plus Reserves

    Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future. On November 21, 2005, the Galaxy Institutional Government Money Market Fund was reorganized into the Fund. For periods prior to November 21, 2005, the Fund’s Capital Class shares performance represents that of the Galaxy Institutional Government Money Market Fund’s Institutional Class shares.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

55

Columbia Government Plus Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Capital Class Shares	[	]%	[	]%	[	]%

    Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Capital Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

56

Columbia Government Plus Reserves

Shareholder Fees (paid directly from your investment)

Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Capital Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Capital Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year		3 years		5 years		10 years
Capital Class Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

57

Columbia Prime Reserves

FUNDimensions ™

Columbia Prime Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Capital Class:

Principal Risks:	Management risk
Market risk
Money Market Fund risk
Changing distributions level risk
Interest rate risk
Credit risk
U.S. Government obligations risk
Municipal securities risk
Repurchase agreements risk
Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

    Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

    Principal Investment Strategies

The Fund will invest in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund will purchase only first-tier securities, which primarily include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

58

Columbia Prime Reserves

    Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

59

Columbia Prime Reserves

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

60

Columbia Prime Reserves

    Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future. On November 21, 2005, the Galaxy Institutional Government Money Market Fund was reorganized into the Fund. For periods prior to November 21, 2005, the Fund’s Capital Class shares performance represents that of the Galaxy Institutional Government Money Market Fund’s Institutional Class shares.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

61

Columbia Prime Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Capital Class Shares	[	]%	[	]%	[	]%

    Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Capital Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

62

Columbia Prime Reserves

Shareholder Fees (paid directly from your investment)

Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Capital Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Capital Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year		3 years		5 years		10 years
Capital Class Shares	[	]%	[	]%	[	]%	[	]%

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

63

Additional Fund Investment Strategies and Policies

The following section describes certain strategies and policies that each Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Funds.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing a Fund’s Investment Objective and Policies

Each Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the 1940 Act.

Lending Securities

Each Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

Each Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

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Management of the Funds

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Funds and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [                    ], the Advisor had assets under management of approximately $ [            ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Funds, determining what securities and other investments each Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Funds, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing each Fund’s investments.

Each Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Funds’ last fiscal year, after waivers. For the Funds’ most recent fiscal year, aggregate advisory fees paid to the Advisor by the Funds amounted to [ ]% of average daily net assets of the Funds.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Funds’ annual report to shareholders for the fiscal year ended August 31. Prior to August 2006, Columbia Government Plus Reserves and Columbia Prime Reserves had a fiscal year end of October 31.

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Management of the Funds

The Distributor

Shares of the Funds are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Funds, including the general supervision of each Fund’s operations, coordination of each Fund’s service providers, and the provision of office facilities and related clerical and administrative services. The Administrator does not currently receive any fees for the administrative services it provides to the Funds.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Each Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Funds’ behalf.

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Management of the Funds

     Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Funds – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Funds for which they are compensated. Bank of America and its affiliates also may provide other services to the Funds and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Funds. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Funds.

Conflicts of interest and limitations that could affect the Funds may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Funds and the sale of their shares;

•	the allocation of, and competition for, investment opportunities among the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Funds invest; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Funds.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Funds and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Funds (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

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Management of the Funds

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

68

Management of the Funds

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

69

About Capital Class Shares

Description of the Share Class

Share Class Features

The Funds offer one class of shares in this Prospectus: Capital Class shares. The Funds may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Capital Class shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611(individual investors) or 800.353.0828 (institutional investors) for more information about the Funds’ share classes and how to choose among them.

Capital Class Shares
Eligible Investors and Minimum Initial Investments (a)

Capital Class Shares are available to eligible institutions and individuals on a direct basis or through certain financial institutions and intermediaries. Capital Class shares may be offered by Bank of America and its affiliates and certain other financial intermediaries.

The minimum initial investment amount for Capital Class shares is $1,000,000.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

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About Capital Class Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Funds to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Funds will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Funds. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

71

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is a Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Capital Class shares of Funds at the following times each business day (unless the Fund closes early):

•	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time (Columbia Cash Reserves, Columbia Money Market Reserves and Columbia Treasury Reserves).

•	9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time (Columbia Government Reserves).

•	12:00 noon Eastern time (Columbia Municipal Reserves and Columbia Tax-Exempt Reserves).

•	11:30 a.m. Eastern time (Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves).

•	9:45 a.m., 11:00 a.m., 2:30 p.m. and 4:00 p.m. Eastern time (Columbia Government Plus Reserves).

•	9:45 a.m., 11:00 a.m. and 1:00 p.m. Eastern time (Columbia Prime Reserves).

FUNDamentals ™

NAV Calculation

Each of the Funds’ share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of a Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in a Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Funds.

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Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Funds may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for Capital Class shares of the Funds that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless a Fund closes early) will be processed as follows:

•

If your order for Columbia Cash Reserves, Columbia Money Market Reserves or Columbia Treasury Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

•

If your order for Columbia Government Reserves is received by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

•

If your order for Columbia Municipal Reserves or Columbia Tax-Exempt Reserves is received by 12:00 noon Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

•

If your order for Columbia California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves is received by 11:30 a.m. Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

•

If your order for Columbia Government Plus Reserves is received by 4:00 p.m. Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

•

If your order for Columbia Prime Reserves is received by 1:00 p.m. Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Funds, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611(individual investors) or 800.353.0828 (institutional investors).

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the

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Buying, Selling and Exchanging Shares

following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires a Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Account Balance Penalties

Columbia Funds may sell your Capital Class shares if the value of your Capital Class shares account falls below $1,000 (other than as a result of depreciation of share value). Alternatively, your Capital Class shares account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Funds may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Funds’ performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Funds do accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), each Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Capital Class Shares are available to eligible institutions and individuals on a direct basis or through certain financial institutions and intermediaries. Capital Class shares may be offered by may be offered by Bank of America and its affiliates and certain other financial intermediaries.

Minimum Initial Investments

The minimum initial investment for Capital Class shares is $1,000,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to buy or hold Capital Class shares.

Minimum Additional Investments

There is no minimum additional investment for Capital Class shares.

Wire Purchases

You may buy Capital Class shares of the Funds by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Capital Class shares of the Funds by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•	You buy Capital Class shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Funds. The Funds don’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Capital Class shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Capital Class shares of a Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

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Buying, Selling and Exchanging Shares

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your Capital Class shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

Exchanging Shares

You can generally sell shares of the Funds to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Other Exchange Rules You Should Know

•	You can generally exchange Capital Class shares of a Columbia Money Market Fund for Capital Class shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

76

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

Each Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. Each Fund distributes any net realized capital gain at least once a year. Normally, each Fund will declare distributions of net investment income daily and pay them on a monthly basis. A Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Funds usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Each Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

Each Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611 if you’re an individual investor or 800.353.0828 if you’re an institutional investor. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. Each Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

77

Distributions and Taxes

Taxes and Your Investment

Each Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of a Fund.

•

Distributions of a Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of a Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to a Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before a Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. Each Fund has built up, or has potential to build up, high levels of unrealized capital gain.

78

Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

Each Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in a Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Funds, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

79

Financial Highlights

The financial highlights tables are designed to help you understand how each Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with each Fund’s financial statements, are included in each Fund’s annual report. The independent registered public accounting firm’s report and the Funds’ financial statements are also incorporated by reference into the SAI.

Columbia Cash Reserves – Capital Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

80

Financial Highlights

Columbia Money Market Reserves – Capital Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

81

Financial Highlights

Columbia Treasury Reserves – Capital Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

82

Financial Highlights

Columbia Government Reserves – Capital Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

83

Financial Highlights

Columbia Municipal Reserves – Capital Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

84

Financial Highlights

Columbia Tax-Exempt Reserves – Capital Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

85

Financial Highlights

Columbia California Tax-Exempt Reserves – Capital Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

86

Financial Highlights

Columbia New York Tax-Exempt Reserves – Capital Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

87

Financial Highlights

Columbia Government Plus Reserves – Capital Class Shares

	Unaudited Semi-Annual Period Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

88

Financial Highlights

Columbia Prime Reserves – Capital Class Shares

	Unaudited Semi-Annual Period Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

89

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on each Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of each Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each Fund, which are the same as those stated in the Annual Fund Operating Expense table, are presented in the charts and are net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Cash Reserves – Capital Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

90

Hypothetical Fees and Expenses

Columbia Money Market Reserves – Capital Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Treasury Reserves – Capital Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

91

Hypothetical Fees and Expenses

Columbia Government Reserves – Capital Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Municipal Reserves – Capital Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

92

Hypothetical Fees and Expenses

Columbia Tax-Exempt Reserves – Capital Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia California Tax-Exempt Reserves – Capital Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

93

Hypothetical Fees and Expenses

Columbia New York Tax-Exempt Reserves – Capital Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Government Plus Reserves – Capital Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

94

Hypothetical Fees and Expenses

Columbia Prime Reserves – Capital Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

95

Columbia Money Market Funds

For More Information

You’ll find more information about the Columbia Money Market Funds and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone:	800.345.6611 (Individual Investor)
800.353.0828 (Institutional Investor)

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about each Fund’s investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Funds’ Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Funds and their policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about each Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Funds are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Funds’ investment company registration number is 811-09645.

96

Columbia Management®

Columbia Funds

Institutional Class Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Cash Reserves

Columbia Money Market Reserves

Columbia Treasury Reserves

Columbia Government Reserves

Columbia Municipal Reserves

Columbia Tax-Exempt Reserves

Columbia California Tax-Exempt Reserves

Columbia New York Tax-Exempt Reserves

Columbia Government Plus Reserves

Columbia Prime Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Funds and may be compensated or incented in connection with the sale of Fund shares. Each Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about some of the Money Market Funds (each a Fund and together, the Funds) in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Funds in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of each Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information, and

•	fees and expenses.

This summary is followed by other important information, including:

•	a description of the Funds’ additional investment strategies and policies,

•	a discussion of the Funds’ primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Funds’ Institutional Class shares.

Later sections of the Prospectus talk about the details of investing in the Funds, including:

•	how to buy, sell and exchange shares of the Funds, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of each Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in a Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of each Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement .com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Funds in the Statement of Additional Information (SAI), which is available online and includes more detailed information about each Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Funds are sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Funds’ investment advisor (the Advisor) and their administrator (the Administrator). Columbia Management Distributors, Inc. is the Funds’ distributor (the Distributor). Columbia Management Services, Inc. is the Funds’ transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Funds, but retains general investment management responsibility for the Funds, subject to oversight by the Funds’ Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Cash Reserves

FUNDimensions ™

Columbia Cash Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Institutional Class:

Principal Risks:

Management risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

    Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

    Principal Investment Strategies

The Fund will invest in high-quality money market instruments.

The Fund will purchase only first-tier securities, which primarily include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

5

Columbia Cash Reserves

    Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

6

Columbia Cash Reserves

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Cash Reserves

    Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Institutional Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Cash Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Institutional Class Shares	[	]%	[	]%	[	]%

    Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Institutional Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

9

Columbia Cash Reserves

Shareholder Fees (paid directly from your investment)

Institutional Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Institutional Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Institutional Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Institutional Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia Money Market Reserves

FUNDimensions ™

Columbia Money Market Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Institutional Class:

Principal Risks:

Management risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

    Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

    Principal Investment Strategies

The Fund will invest in high-quality money market instruments.

The Fund will purchase only first-tier securities, which primarily include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

11

Columbia Money Market Reserves

    Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

12

Columbia Money Market Reserves

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

13

Columbia Money Market Reserves

    Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Institutional Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

14

Columbia Money Market Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Institutional Class Shares	[	]%	[	]%	[	]%

    Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Institutional Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

15

Columbia Money Market Reserves

Shareholder Fees (paid directly from your investment)

Institutional Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Institutional Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Institutional Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Institutional Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

16

Columbia Treasury Reserves

FUNDimensions™

Columbia Treasury Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Institutional Class:

Principal Risks:	Management risk Market risk Money Market Fund risk Interest rate risk Credit risk Changing distribution levels risk Repurchase agreements risk U.S. Government obligations risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

    Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

    Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

The Fund will purchase only first-tier securities, which primarily include U.S. Treasury obligations, repurchase agreements and reverse repurchase agreements secured by U.S. Treasury obligations and U.S. Government obligations, and obligations whose principal and interest are backed by the U.S. Government.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

17

Columbia Treasury Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Treasury, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

    Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.
Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

18

Columbia Treasury Reserves

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

19

Columbia Treasury Reserves

    Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Institutional Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

20

Columbia Treasury Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Institutional Class Shares	[	]%	[	]%	[	]%

    Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Institutional Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

21

Columbia Treasury Reserves

Shareholder Fees (paid directly from your investment)

Institutional Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Institutional Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Institutional Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Institutional Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

22

Columbia Government Reserves

FUNDimensions ™

Columbia Government Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Institutional Class:

Principal Risks:	Management risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk U.S. Government obligations risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

    Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

    Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in U.S. Government obligations.

The Fund will purchase only first-tier securities, which primarily include U.S. Government obligations and U.S. Treasury obligations.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

23

Columbia Government Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Treasury, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

    Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

24

Columbia Government Reserves

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

25

Columbia Government Reserves

    Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Institutional Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

26

Columbia Government Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Institutional Class Shares	[	]%	[	]%	[	]%

    Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Institutional Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

27

Columbia Government Reserves

Shareholder Fees (paid directly from your investment)

Institutional Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Institutional Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Institutional Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Institutional Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

28

Columbia Municipal Reserves

FUNDimensions ™

Columbia Municipal Reserves

Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Institutional Class:

Principal Risks:	Management risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk Municipal securities risk Pass-through certificates risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

    Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

    Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund will purchase only first-tier securities. The Fund will invest in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and to be of high quality.

The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

29

Columbia Municipal Reserves

FUNDamentals ™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

    Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

30

Columbia Municipal Reserves

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

31

Columbia Municipal Reserves

    Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Institutional Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

32

Columbia Municipal Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Institutional Class Shares	[	]%	[	]%	[	]%

    Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Institutional Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

33

Columbia Municipal Reserves

Shareholder Fees (paid directly from your investment)

Institutional Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Institutional Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Institutional Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Institutional Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

34

Columbia Tax-Exempt Reserves

FUNDimensions ™

Columbia Tax-Exempt Reserves

Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Institutional Class:

Principal Risks:	Management risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk Municipal securities risk Pass-through certificates risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

    Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

    Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in municipal securities that pay interest exempt from federal income tax.

The Fund will purchase only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

35

Columbia Tax-Exempt Reserves

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

    Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

36

Columbia Tax-Exempt Reserves

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

37

Columbia Tax-Exempt Reserves

    Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Institutional Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

38

Columbia Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Institutional Class Shares	[	]%	[	]%	[	]%

    Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Institutional Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

39

Columbia Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Institutional Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Institutional Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Institutional Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Institutional Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

40

Columbia California Tax-Exempt Reserves

FUNDimensions ™

Columbia California Tax-Exempt Reserves

Investment Objective:	Current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Institutional Class:

Principal Risks:

Management risk

Market risk

Money Market Fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

Pass-through certificates risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

    Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

    Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in securities that pay interest exempt from federal income tax and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside California.

The Fund may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

41

Columbia California Tax-Exempt Reserves

    Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk - The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

42

Columbia California Tax-Exempt Reserves

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

State-Specific Municipal Securities Risk – The Fund invests in securities issued by a particular state and its instrumentalities. As a result, the Fund is more vulnerable to unfavorable developments in such state than funds that invest in municipal securities of many different states. The value of its shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states. In addition, a municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

43

Columbia California Tax-Exempt Reserves

    Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Institutional Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

44

Columbia California Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Institutional Class Shares	[	]%	[	]%	[	]%

    Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Institutional Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

45

Columbia California Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Institutional Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Institutional Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Institutional Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Institutional Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

46

Columbia New York Tax-Exempt Reserves

FUNDimensions ™

Columbia New York Tax-Exempt Reserves

Investment Objective:	Current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Institutional Class:

Principal Risks:

Management risk

Market risk

Money Market Fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

Pass-through certificates risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

    Investment Objective

The Fund seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

    Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in securities that pay interest exempt from federal income tax and New York individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside New York.

The Fund also may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

47

Columbia New York Tax-Exempt Reserves

    Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

48

Columbia New York Tax-Exempt Reserves

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

State-Specific Municipal Securities Risk – The Fund invests in securities issued by a particular state and its instrumentalities. As a result, the Fund is more vulnerable to unfavorable developments in such state than funds that invest in municipal securities of many different states. The value of its shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states. In addition, a municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

49

Columbia New York Tax-Exempt Reserves

    Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Institutional Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

50

Columbia New York Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Institutional Class Shares	[	]%	[	]%	[	]%

    Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Institutional Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

51

Columbia New York Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Institutional Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Institutional Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)

(b)

(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Institutional Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Institutional Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

52

Columbia Government Plus Reserves

FUNDimensions ™

Columbia Government Plus Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Institutional Class:

Principal Risks:	Management risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk U.S. Government obligations risk Repurchase agreements risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

    Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

    Principal Investment Strategies

Under normal circumstances, the Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. These obligations may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow need; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

53

Columbia Government Plus Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Treasury, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

    Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

54

Columbia Government Plus Reserves

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

55

Columbia Government Plus Reserves

    Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future. The Fund’s Institutional Class shares commenced operations on November 17, 2005. On November 21, 2005, the Galaxy Institutional Government Money Market Fund was reorganized into the Fund. For periods prior to November 21, 2005, the Fund’s Institutional Class shares performance represents that of the Galaxy Institutional Government Money Market Fund’s Institutional Class shares.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Institutional Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

56

Columbia Government Plus Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Institutional Class Shares	[	]%	[	]%	[	]%

    Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Institutional Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

57

Columbia Government Plus Reserves

Shareholder Fees (paid directly from your investment)

Institutional Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Institutional Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Institutional Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Institutional Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

58

Columbia Prime Reserves

FUNDimensions ™

Columbia Prime Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Institutional Class:

Principal Risks:

Management risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

    Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

    Principal Investment Strategies

The Fund will invest in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund will purchase only first-tier securities, which primarily include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

59

Columbia Prime Reserves

    Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

60

Columbia Prime Reserves

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

61

Columbia Prime Reserves

    Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future. The Fund’s Institutional Class shares commenced operations on November 21, 2005. On November 23, 2005, the Galaxy Institutional Government Money Market Fund was reorganized into the Fund. For periods prior to November 21, 2005, the Fund’s Institutional Class shares performance represents that of the Galaxy Institutional Government Money Market Fund’s Institutional Class shares.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Institutional Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

62

Columbia Prime Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Institutional Class Shares	[	]%	[	]%	[	]%

    Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Institutional Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

63

Columbia Prime Reserves

Shareholder Fees (paid directly from your investment)

Institutional Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Institutional Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Institutional Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Institutional Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

64

Additional Fund Investment Strategies and Policies

The following section describes certain strategies and policies that each Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Funds.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing a Fund’s Investment Objective and Policies

Each Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the 1940 Act.

Lending Securities

Each Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

Each Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

65

Management of the Funds

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Funds and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [                    ], the Advisor had assets under management of approximately $[    ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Funds, determining what securities and other investments each Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Funds, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing each Fund’s investments.

Each Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Funds’ last fiscal year, after waivers. For the Funds’ most recent fiscal year, aggregate advisory fees paid to the Advisor by the Funds amounted to [     ]% of average daily net assets of the Funds.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Funds’ annual report to shareholders for the fiscal year ended August 31. Prior to August 2006, Columbia Government Plus Reserves and Columbia Prime Reserves had a fiscal year end of October 31.

66

Management of the Funds

The Distributor

Shares of the Funds are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Funds, including the general supervision of each Fund’s operations, coordination of each Fund’s service providers, and the provision of office facilities and related clerical and administrative services. The Administrator does not currently receive any fees for the administrative services it provides to the Funds.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Each Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Funds’ behalf.

67

Management of the Funds

     Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Funds – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Funds for which they are compensated. Bank of America and its affiliates also may provide other services to the Funds and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Funds. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Funds.

Conflicts of interest and limitations that could affect the Funds may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Funds and the sale of their shares;

•	the allocation of, and competition for, investment opportunities among the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Funds invest; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Funds.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Funds and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Funds (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

68

Management of the Funds

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

69

Management of the Funds

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

70

About Institutional Class Shares

Description of the Share Class

Share Class Features

The Funds offer one class of shares in this Prospectus: Institutional Class shares. The Funds may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Institutional Class shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) for more information about the Funds’ share classes and how to choose among them.

Institutional Class Shares
Eligible Investors and Minimum Initial Investments (a)

Institutional Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). Institutional Class shares are primarily intended for use in connection with specific Cash Management Services programs, including those designed for certain sweep account customers of Bank of America. Institutional Class Shares may be offered by certain Bank of America affiliates and certain other financial intermediaries, including financial planners and investment advisors.

The minimum initial investment amount for Institutional Class shares is $750,000.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

71

About Institutional Class Shares

Shareholder Administration Fees

Pursuant to the shareholder administration plan for Institutional Class shares adopted by the Board, the Fund pays the Advisor, the Distributor and/or eligible selling and/or servicing agents a shareholder administration fee in addition to the fees it pays the Administrator for overseeing the administrative operations of the Fund. These fees are calculated monthly and are intended to compensate the Advisor, the Distributor and/or eligible selling and/or servicing agents for the shareholder administration services they provide. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual shareholder administration fee (as an annual % of average daily net assets) applicable to the Fund’s Institutional Class shares:

Shareholder Administration Fee

Institutional Class	0.04%

The Fund will pay these fees to the Advisor, the Distributor and/or to eligible selling and/or servicing agents for as long as the shareholder administration plan for Institutional Class shares continues. Columbia Funds may reduce or discontinue payments at any time.

72

About Institutional Class Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Funds to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Funds will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Funds. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

73

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is a Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Institutional Class shares of Funds at the following times each business day (unless the Fund closes early):

•	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time (Columbia Cash Reserves, Columbia Money Market Reserves and Columbia Treasury Reserves).

•	9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time (Columbia Government Reserves).

•	12:00 noon Eastern time (Columbia Municipal Reserves and Columbia Tax-Exempt Reserves).

•	11:30 a.m. Eastern time (Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves).

•	9:45 a.m., 11:00 a.m., 2:30 p.m. and 4:00 p.m. Eastern time (Columbia Government Plus Reserves).

•	9:45 a.m., 11:00 a.m. and 1:00 p.m. Eastern time (Columbia Prime Reserves).

FUNDamentals ™

NAV Calculation

Each of the Funds’ share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of a Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in a Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Funds.

74

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Funds may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for Institutional Class shares of the Funds that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless a Fund closes early) will be processed as follows:

•

If your order for Columbia Cash Reserves, Columbia Money Market Reserves or Columbia Treasury Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

•

If your order for Columbia Government Reserves is received by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

•

If your order for Columbia Municipal Reserves or Columbia Tax-Exempt Reserves is received by 12:00 noon Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

•

If your order for Columbia California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves is received by 11:30 a.m. Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

•

If your order for Columbia Government Plus Reserves is received by 4:00 p.m. Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

•

If your order for Columbia Prime Reserves is received by 1:00 p.m. Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Funds, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611 (individual investors) or 800.353.0828 (institutional investors).

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

75

Buying, Selling and Exchanging Shares

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires a Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Account Balance Penalties

Columbia Funds may sell your Institutional Class shares if the value of your Institutional Class shares account falls below $1,000 (other than as a result of depreciation of share value). Alternatively, your Institutional Class shares account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Funds may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Funds’ performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Funds do accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), each Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

76

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Institutional Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). Institutional Class shares are primarily intended for use in connection with specific Cash Management Services programs, including those designed for certain sweep account customers of Bank of America. Institutional Class Shares may be offered by certain Bank of America affiliates and certain other financial intermediaries, including financial planners and investment advisors.

Minimum Initial Investments

The minimum initial investment for Institutional Class shares is $750,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to buy or hold Institutional Class shares.

Minimum Additional Investments

There is no minimum additional investment for Institutional Class shares.

Wire Purchases

You may buy Institutional Class shares of the Funds by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Institutional Class shares of the Funds by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•	You buy Institutional Class shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Funds. The Funds don’t issue certificates.

Selling Shares

When you sell your shares, a Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Institutional Class shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

77

Buying, Selling and Exchanging Shares

Electronic Funds Transfer

You may sell Institutional Class shares of a Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your Institutional Class shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

Exchanging Shares

You can generally sell shares of the Funds to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Other Exchange Rules You Should Know

•	You can generally exchange Institutional Class shares of a Columbia Money Market Fund for Institutional Class shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

78

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

Each Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. Each Fund distributes any net realized capital gain at least once a year. Normally, each Fund will declare distributions of net investment income daily and pay them on a monthly basis. A Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Funds usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Each Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

Each Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611 if you’re an individual investor or 800.353.0828 if you’re an institutional investor. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. Each Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

79

Distributions and Taxes

Taxes and Your Investment

Each Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of a Fund.

•

Distributions of a Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of a Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to a Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before a Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. Each Fund has built up, or has potential to build up, high levels of unrealized capital gain.

80

Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

Each Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in a Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Funds, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

81

Financial Highlights

The financial highlights tables are designed to help you understand how each Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with each Fund’s financial statements, are included in each Fund’s annual report. The independent registered public accounting firm’s report and the Funds’ financial statements are also incorporated by reference into the SAI.

Columbia Cash Reserves – Institutional Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

82

Financial Highlights

Columbia Money Market Reserves – Institutional Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

83

Financial Highlights

Columbia Treasury Reserves – Institutional Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

84

Financial Highlights

Columbia Government Reserves – Institutional Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

85

Financial Highlights

Columbia Municipal Reserves – Institutional Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

86

Financial Highlights

Columbia Tax-Exempt Reserves – Institutional Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

87

Financial Highlights

Columbia California Tax-Exempt Reserves – Institutional Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

88

Financial Highlights

Columbia New York Tax-Exempt Reserves – Institutional Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

89

Financial Highlights

Columbia Government Plus Reserves – Institutional Class Shares

	Unaudited Semi-Annual Period Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

90

Financial Highlights

Columbia Prime Reserves – Institutional Class Shares

	Unaudited Semi-Annual Period Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

91

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on each Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of each Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each Fund, which are the same as those stated in the Annual Fund Operating Expense table, are presented in the charts and are net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Cash Reserves – Institutional Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

92

Hypothetical Fees and Expenses

Columbia Money Market Reserves – Institutional Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Treasury Reserves – Institutional Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

93

Hypothetical Fees and Expenses

Columbia Government Reserves – Institutional Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Municipal Reserves – Institutional Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

94

Hypothetical Fees and Expenses

Columbia Tax-Exempt Reserves – Institutional Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia California Tax-Exempt Reserves – Institutional Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

95

Hypothetical Fees and Expenses

Columbia New York Tax-Exempt Reserves – Institutional Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Government Plus Reserves – Institutional Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

96

Hypothetical Fees and Expenses

Columbia Prime Reserves – Institutional Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

97

Columbia Money Market Funds

For More Information

You’ll find more information about the Columbia Money Market Funds and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone:	800.345.6611 (Individual Investors)
800.353.0828 (Institutional Investors)

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about each Fund’s investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Funds’ Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Funds and their policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about each Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Funds are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Funds’ investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Investor Class Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Cash Reserves

Columbia Money Market Reserves

Columbia Treasury Reserves

Columbia Government Reserves

Columbia Municipal Reserves

Columbia Tax-Exempt Reserves

Columbia California Tax-Exempt Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Funds and may be compensated or incented in connection with the sale of Fund shares. Each Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about some of the Money Market Funds (each a Fund and together, the Funds) in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Funds in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of each Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information, and

•	fees and expenses.

This summary is followed by other important information, including:

•	a description of the Funds’ additional investment strategies and policies,

•	a discussion of the Funds’ primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Funds’ Investor Class shares.

Later sections of the Prospectus talk about the details of investing in the Funds, including:

•	how to buy, sell and exchange shares of the Funds, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of each Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in a Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of each Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement .com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Funds in the Statement of Additional Information (SAI), which is available online and includes more detailed information about each Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Funds are sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Funds’ investment advisor (the Advisor) and their administrator (the Administrator). Columbia Management Distributors, Inc. is the Funds’ distributor (the Distributor). Columbia Management Services, Inc. is the Funds’ transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Funds, but retains general investment management responsibility for the Funds, subject to oversight by the Funds’ Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Cash Reserves

FUNDimensions ™

Columbia Cash Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Investor Class:

Principal Risks:

Management risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	·are looking for a relatively low risk investment with stability of principal,

•	·have short-term income needs, and

•	·are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments.

The Fund will purchase only first-tier securities, which primarily include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

5

Columbia Cash Reserves

Principal Risks

Columbia Cash Reserves

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

6

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Cash Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Investor Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Cash Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Investor Class Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Investor Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

9

Columbia Cash Reserves

Shareholder Fees (paid directly from your investment)

Investor Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Investor Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Investor Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Investor Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia Money Market Reserves

FUNDimensions ™

Columbia Money Market Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Investor Class:

Principal Risks:

Management risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments.

The Fund will purchase only first-tier securities, which primarily include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

11

Columbia Money Market Reserves

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

12

Columbia Money Market Reserves

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

13

Columbia Money Market Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Investor Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

14

Columbia Money Market Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Investor Class Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Investor Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

15

Columbia Money Market Reserves

Shareholder Fees (paid directly from your investment)

Investor Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Investor Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Investor Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Investor Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

16

Columbia Treasury Reserves

FUNDimensions™

Columbia Treasury Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Investor Class:

Principal Risks:	Management Risk Market Risk Money Market Fund Risk Interest Rate Risk Credit Risk Changing Distribution Levels Risk Repurchase Agreements Risk U.S. Government Obligations Risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

The Fund will purchase only first-tier securities, which primarily include U.S. Treasury obligations, repurchase agreements and reverse repurchase agreements secured by U.S. Treasury obligations and U.S. Government obligations, and obligations whose principal and interest are backed by the U.S. Government.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

17

Columbia Treasury Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Treasury, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk - The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

18

Columbia Treasury Reserves

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

19

Columbia Treasury Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Investor Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ] quarter [ ]	[ ]%
Worst:	[ ] quarter [ ]	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

20

Columbia Treasury Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Investor Class Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Investor Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

21

Columbia Treasury Reserves

Shareholder Fees (paid directly from your investment)

Investor Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Investor Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Investor Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [        ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Investor Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

22

Columbia Government Reserves

FUNDimensions™

Columbia Government Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Investor Class:

Principal Risks:	Management Risk Market Risk Money Market Fund Risk Changing Distribution Levels Risk Interest Rate Risk Credit Risk U.S. Government Obligations Risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in U.S. Government obligations.

The Fund will purchase only first-tier securities, which primarily include U.S. Government obligations and U.S. Treasury obligations.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

23

Columbia Government Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Treasury, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

24

Columbia Government Reserves

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

25

Columbia Government Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Investor Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

26

Columbia Government Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Investor Class Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Investor Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

27

Columbia Government Reserves

Shareholder Fees (paid directly from your investment)

Investor Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Investor Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Investor Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [        ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Investor Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

28

Columbia Municipal Reserves

FUNDimensions ™

Columbia Municipal Reserves

Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Investor Class:

Principal Risks:	Management risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk Municipal securities risk Pass-through certificates risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund will purchase only first-tier securities. The Fund will invest in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and to be of high quality.

The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

29

Columbia Municipal Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

30

Columbia Municipal Reserves

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.
Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

31

Columbia Municipal Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Investor Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

32

Columbia Municipal Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Investor Class Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Investor Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

33

Columbia Municipal Reserves

Shareholder Fees (paid directly from your investment)

Investor Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Investor Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Investor Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Investor Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

34

Columbia Tax-Exempt Reserves

FUNDimensions ™

Columbia Tax-Exempt Reserves

Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Investor Class:

Principal Risks:	Management risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk Municipal securities risk Pass-through certificates risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in municipal securities that pay interest exempt from federal income tax.

The Fund will purchase only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

35

Columbia Tax-Exempt Reserves

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

36

Columbia Tax-Exempt Reserves

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

37

Columbia Tax-Exempt Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Investor Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

38

Columbia Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Investor Class Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Investor Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

39

Columbia Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Investor Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Investor Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Investor Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Investor Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

40

Columbia California Tax-Exempt Reserves

FUNDimensions ™

Columbia California Tax-Exempt Reserves

Investment Objective:	Current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Investor Class:

Principal Risks:

Management risk

Market risk

Money Market Fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

Pass-through certificates risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in securities that pay interest exempt from federal income tax and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside California.

The Fund may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

41

Columbia California Tax-Exempt Reserves

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

42

Columbia California Tax-Exempt Reserves

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

State-Specific Municipal Securities Risk – The Fund invests in securities issued by a particular state and its instrumentalities. As a result, the Fund is more vulnerable to unfavorable developments in such state than funds that invest in municipal securities of many different states. The value of its shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states. In addition, a municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

43

Columbia California Tax-Exempt Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Investor Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

44

Columbia California Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Investor Class Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Investor Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

45

Columbia California Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Investor Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Investor Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Investor Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Investor Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

46

Additional Fund Investment Strategies and Policies

The following section describes certain strategies and policies that each Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Funds.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing a Fund’s Investment Objective and Policies

Each Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the 1940 Act.

Lending Securities

Each Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

Each Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

47

Management of the Funds

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Funds and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [            ], the Advisor had assets under management of approximately $ [            ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Funds, determining what securities and other investments each Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Funds, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing each Fund’s investments.

Each Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Funds’ last fiscal year, after waivers. For the Funds’ most recent fiscal year, aggregate advisory fees paid to the Advisor by the Funds amounted to [ ]% of average daily net assets of the Funds.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Funds’ annual report to shareholders for the fiscal year ended August 31.

48

Management of the Funds

The Distributor

Shares of the Funds are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Funds, including the general supervision of each Fund’s operations, coordination of each Fund’s service providers, and the provision of office facilities and related clerical and administrative services. The Administrator does not currently receive any fees for the administrative services it provides to the Funds.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Each Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Funds’ behalf.

49

Management of the Funds

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Funds – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Funds for which they are compensated. Bank of America and its affiliates also may provide other services to the Funds and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Funds. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Funds.

Conflicts of interest and limitations that could affect the Funds may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Funds and the sale of their shares;

•	the allocation of, and competition for, investment opportunities among the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Funds invest; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Funds.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Funds and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Funds (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

50

Management of the Funds

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

51

Management of the Funds

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

52

About Investor Class Shares

Description of the Share Class

Share Class Features

The Funds offer one class of shares in this Prospectus: Investor Class shares. The Funds may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Investor Class shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611(individual investors) or 800.353.0828 (institutional investors) for more information about the Funds’ share classes and how to choose among them.

Investor Class Shares

Eligible Investors and Minimum Initial Investments (a)

Investor Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts. Investor Class shares may be offered by Bank of America and its affiliates and certain other financial intermediaries.

The minimum initial investment amount for Investor Class shares is $25,000.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

53

About Investor Class Shares

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which establish the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the Fund’s Investor Class shares:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Investor Class	0.10%	0.25%	0.35%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. Columbia Funds may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

54

About Investor Class Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Funds to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Funds will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Funds. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

55

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is a Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Investor Class shares of Funds at the following times each business day (unless the Fund closes early):

•	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time (Columbia Cash Reserves, Columbia Money Market Reserves and Columbia Treasury Reserves).

•	9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time (Columbia Government Reserves).

•	12:00 noon Eastern time (Columbia Municipal Reserves and Columbia Tax-Exempt Reserves).

•	11:30 a.m. Eastern time (Columbia California Tax-Exempt Reserves).

FUNDamentals ™

NAV Calculation

Each of the Funds’ share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of a Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in a Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Funds.

56

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Funds may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for Investor Class shares of the Funds that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless a Fund closes early) will be processed as follows:

•

If your order for Columbia Cash Reserves, Columbia Money Market Reserves or Columbia Treasury Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

•

If your order for Columbia Government Reserves is received by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

•

If your order for Columbia Municipal Reserves or Columbia Tax-Exempt Reserves is received by 12:00 noon Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

•

If your order for Columbia California Tax-Exempt Reserves is received by 11:30 a.m. Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Funds, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611(individual investors) or 800.353.0828 (institutional investors).

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

57

Buying, Selling and Exchanging Shares

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires a Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Account Balance Penalties

Columbia Funds may sell your Investor Class shares if the value of your Investor Class shares account falls below $1,000 (other than as a result of depreciation of share value). Alternatively, your Investor Class shares account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Funds may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Funds’ performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Funds do accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), each Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

58

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Investor Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts. Investor Class shares may be offered by may be offered by Bank of America and its affiliates and certain other financial intermediaries.

Minimum Initial Investments

The minimum initial investment for Investor Class shares is $25,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to buy or hold Investor Class shares. The minimum initial investment for the Systematic Investment Plan is $10,000.

Minimum Additional Investments

There is no minimum additional investment for Investor Class shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases of Investor Class shares of $1,000 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Some exceptions may apply to employees of Bank of America and its affiliates.

Dividend Diversification

You may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. There may be an additional sales charge if exchanging from a Columbia Money Market Fund. Please call Columbia Funds at 800.345.6611(individual investors) or 800.353.0828 (institutional investors) for more details.

Wire Purchases

You may buy Investor Class shares of the Funds by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Investor Class shares of the Funds by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•	You buy Investor Class shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Funds. The Funds don’t issue certificates.

59

Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, a Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Investor Class shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Investor Class shares of a Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Investor Class shares account any day of the month on a monthly, quarterly or semi-annual basis. Please contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving your selling and/or servicing agent or Columbia Funds 30 days’ notice in writing. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Checkwriting Service

You can withdraw money from the Fund using Columbia Funds’ free checkwriting service. Please contact your financial advisor to set up the service. Each check you write must be for a minimum of $250. You can only use checks to make partial withdrawals; you can’t use a check to make a full withdrawal of the shares you hold in the Fund. Shares you sell by writing a check are eligible to receive distributions up to the day the Fund’s custodian receives the check for payment. Columbia Funds can change or cancel the service by giving you 30 days notice in writing.

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your Investor Class shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

60

Buying, Selling and Exchanging Shares

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

Exchanging Shares

You can generally sell shares of the Funds to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may purchase Investor Class shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611(individual investors) or 800.353.0828 (institutional investors). If you set up your plan to exchange more than $100,000 each month you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611(individual investors) or 800.353.0828 (institutional investors). There may be an additional sales charge when exchanging from a Columbia Money Market Fund. The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	You can generally exchange Investor Class shares of a Columbia Money Market Fund for Investor Class shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

61

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

Each Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. Each Fund distributes any net realized capital gain at least once a year. Normally, each Fund will declare distributions of net investment income daily and pay them on a monthly basis. A Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Funds usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Each Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

Each Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611 if you’re an individual investor or 800.353.0828 if you’re an institutional investor. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. Each Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

62

Distributions and Taxes

Taxes and Your Investment

Each Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of a Fund.

•

Distributions of a Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of a Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to a Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before a Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. Each Fund has built up, or has potential to build up, high levels of unrealized capital gain.

63

Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

Each Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in a Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Funds, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

64

Financial Highlights

The financial highlights tables are designed to help you understand how each Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with each Fund’s financial statements, are included in each Fund’s annual report. The independent registered public accounting firm’s report and the Funds’ financial statements are also incorporated by reference into the SAI.

Columbia Cash Reserves – Investor Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

65

Financial Highlights

Columbia Money Market Reserves – Investor Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

66

Financial Highlights

Columbia Treasury Reserves – Investor Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

67

Financial Highlights

Columbia Government Reserves – Investor Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

68

Financial Highlights

Columbia Municipal Reserves – Investor Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

69

Financial Highlights

Columbia Tax-Exempt Reserves – Investor Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

70

Financial Highlights

Columbia California Tax-Exempt Reserves – Investor Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

71

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on each Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of each Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each Fund, which are the same as those stated in the Annual Fund Operating Expense table, are presented in the charts and are net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Cash Reserves – Investor Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

72

Hypothetical Fees and Expenses

Columbia Money Market Reserves – Investor Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Treasury Reserves – Investor Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

73

Hypothetical Fees and Expenses

Columbia Government Reserves – Investor Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Municipal Reserves – Investor Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

74

Hypothetical Fees and Expenses

Columbia Tax-Exempt Reserves – Investor Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia California Tax-Exempt Reserves – Investor Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

75

Columbia Money Market Funds

For More Information

You’ll find more information about the Columbia Money Market Funds and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone:	800.345.6611 (Individual Investors)
800.353.0828 (Institutional Investors)

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about each Fund’s investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Funds’ Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Funds and their policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about each Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Funds are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Funds’ investment company registration number is 811-09645.

76

Columbia Management®

Columbia Funds

Liquidity Class Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Cash Reserves

Columbia Money Market Reserves

Columbia Treasury Reserves

Columbia Government Reserves

Columbia Municipal Reserves

Columbia Tax-Exempt Reserves

Columbia California Tax-Exempt Reserves

Columbia Government Plus Reserves

Columbia Prime Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Funds and may be compensated or incented in connection with the sale of Fund shares. Each Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about some of the Money Market Funds (each a Fund and together, the Funds) in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Funds in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of each Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information, and

•	fees and expenses.

This summary is followed by other important information, including:

•	a description of the Funds’ additional investment strategies and policies,

•	a discussion of the Funds’ primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Funds’ Liquidity Class shares.

Later sections of the Prospectus talk about the details of investing in the Funds, including:

•	how to buy, sell and exchange shares of the Funds, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of each Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in a Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of each Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement .com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Funds in the Statement of Additional Information (SAI), which is available online and includes more detailed information about each Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Funds are sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Funds’ investment advisor (the Advisor) and their administrator (the Administrator). Columbia Management Distributors, Inc. is the Funds’ distributor (the Distributor). Columbia Management Services, Inc. is the Funds’ transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Funds, but retains general investment management responsibility for the Funds, subject to oversight by the Funds’ Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Cash Reserves

FUNDimensions ™

Columbia Cash Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Liquidity Class:

Principal Risks:

Management risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments.

The Fund will purchase only first-tier securities, which primarily include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

5

Columbia Cash Reserves

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

6

Columbia Cash Reserves

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Cash Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Liquidity Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Cash Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Liquidity Class Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Liquidity Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

9

Columbia Cash Reserves

Shareholder Fees (paid directly from your investment)

Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Liquidity Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Liquidity Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Liquidity Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia Money Market Reserves

FUNDimensions ™

Columbia Money Market Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Liquidity Class:

Principal Risks:

Management risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments.

The Fund will purchase only first-tier securities, which primarily include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

11

Columbia Money Market Reserves

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

12

Columbia Money Market Reserves

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

13

Columbia Money Market Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Liquidity Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

14

Columbia Money Market Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Liquidity Class Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Liquidity Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

15

Columbia Money Market Reserves

Shareholder Fees (paid directly from your investment)

Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Liquidity Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Liquidity Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Liquidity Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

16

Columbia Treasury Reserves

FUNDimensions ™

Columbia Treasury Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Liquidity Class:

Principal Risks:	Management risk Market risk Money Market Fund risk Interest rate risk Credit risk Changing distribution levels risk Repurchase agreements risk U.S. Government obligations risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

The Fund will purchase only first-tier securities, which primarily include U.S. Treasury obligations, repurchase agreements and reverse repurchase agreements secured by U.S. Treasury obligations and U.S. Government obligations, and obligations whose principal and interest are backed by the U.S. Government.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

17

Columbia Treasury Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Treasury, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

18

Columbia Treasury Reserves

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

19

Columbia Treasury Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Liquidity Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

20

Columbia Treasury Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Liquidity Class Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Liquidity Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

21

Columbia Treasury Reserves

Shareholder Fees (paid directly from your investment)

Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Liquidity Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Liquidity Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Liquidity Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

22

Columbia Government Reserves

FUNDimensions ™

Columbia Government Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Liquidity Class:

Principal Risks:	Management risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit Risk U.S. Government Obligations Risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in U.S. Government obligations.

The Fund will purchase only first-tier securities, which primarily include U.S. Government obligations and U.S. Treasury obligations.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

23

Columbia Government Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Treasury, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

24

Columbia Government Reserves

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

25

Columbia Government Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Liquidity Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

26

Columbia Government Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Liquidity Class Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Liquidity Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

27

Columbia Government Reserves

Shareholder Fees (paid directly from your investment)

Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Liquidity Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Liquidity Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Liquidity Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

28

Columbia Municipal Reserves

FUNDimensions ™

Columbia Municipal Reserves

Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Liquidity Class:

Principal Risks:	Management risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk Municipal securities risk Pass-through certificates risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund will purchase only first-tier securities. The Fund will invest in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and to be of high quality.

The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

29

Columbia Municipal Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

30

Columbia Municipal Reserves

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

31

Columbia Municipal Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Liquidity Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

32

Columbia Municipal Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Liquidity Class Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Liquidity Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

33

Columbia Municipal Reserves

Shareholder Fees (paid directly from your investment)

Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Liquidity Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Liquidity Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Liquidity Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

34

Columbia Tax-Exempt Reserves

FUNDimensions ™

Columbia Tax-Exempt Reserves

Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Liquidity Class:

Principal Risks:	Management risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk Municipal securities risk Pass-through certificates risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in municipal securities that pay interest exempt from federal income tax.

The Fund will purchase only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

35

Columbia Tax-Exempt Reserves

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

36

Columbia Tax-Exempt Reserves

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

37

Columbia Tax-Exempt Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Liquidity Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

38

Columbia Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Liquidity Class Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Liquidity Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

39

Columbia Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Liquidity Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Liquidity Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Liquidity Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

40

Columbia California Tax-Exempt Reserves

FUNDimensions ™

Columbia California Tax-Exempt Reserves

Investment Objective:	Current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Liquidity Class:

Principal Risks:

Management risk

Market risk

Money Market Fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

Pass-through certificates risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in securities that pay interest exempt from federal income tax and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside California.

The Fund may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

41

Columbia California Tax-Exempt Reserves

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

42

Columbia California Tax-Exempt Reserves

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

State-Specific Municipal Securities Risk – The Fund invests in securities issued by a particular state and its instrumentalities. As a result, the Fund is more vulnerable to unfavorable developments in such state than funds that invest in municipal securities of many different states. The value of its shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states. In addition, a municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

43

Columbia California Tax-Exempt Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Liquidity Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

44

Columbia California Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Liquidity Class Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Liquidity Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

45

Columbia California Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Liquidity Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Liquidity Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Liquidity Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

46

Columbia Government Plus Reserves

FUNDimensions ™

Columbia Government Plus Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Liquidity Class:

Principal Risks:	Management risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk U.S. Government obligations risk Repurchase agreements risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

Under normal circumstances, the Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. These obligations may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow need; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

47

Columbia Government Plus Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Treasury, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

48

Columbia Government Plus Reserves

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

49

Columbia Government Plus Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future. The Fund’s Liquidity Class shares commenced operations on November 17, 2005. On November 21, 2005, the Galaxy Institutional Government Money Market Fund was reorganized into the Fund. For periods prior to November 21, 2005, the Fund’s Liquidity Class shares performance represents that of the Galaxy Institutional Government Money Market Fund’s Institutional Class shares.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Liquidity Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

50

Columbia Government Plus Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Liquidity Class Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Liquidity Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

51

Columbia Government Plus Reserves

Shareholder Fees (paid directly from your investment)

Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Liquidity Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Liquidity Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Liquidity Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

52

Columbia Prime Reserves

FUNDimensions ™

Columbia Prime Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Liquidity Class:

Principal Risks:

Management risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund will purchase only first-tier securities, which primarily include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

53

Columbia Prime Reserves

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

54

Columbia Prime Reserves

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

55

Columbia Prime Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future. The Fund’s Liquidity Class shares commenced operations on November 22, 2005. On November 23, 2005, the Galaxy Institutional Money Market Fund was reorganized into the Fund. For periods prior to November 23, 2005, the Fund’s Liquidity Class shares performance represents that of the Galaxy Institutional Government Money Market Fund’s Institutional Class shares.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Liquidity Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

56

Columbia Prime Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Liquidity Class Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Liquidity Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

57

Columbia Prime Reserves

Shareholder Fees (paid directly from your investment)

Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Liquidity Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Liquidity Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Liquidity Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

58

Additional Fund Investment Strategies and Policies

The following section describes certain strategies and policies that each Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Funds.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing a Fund’s Investment Objective and Policies

Each Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the 1940 Act.

Lending Securities

Each Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

Each Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

59

Management of the Funds

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Funds and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [                    ], the Advisor had assets under management of approximately $ [    ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Funds, determining what securities and other investments each Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Funds, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing each Fund’s investments.

Each Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Funds’ last fiscal year, after waivers. For the Funds’ most recent fiscal year, aggregate advisory fees paid to the Advisor by the Funds amounted to [ ]% of average daily net assets of the Funds.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Funds’ annual report to shareholders for the fiscal year ended August 31. Prior to August 2006, Columbia Government Plus Reserves and Columbia Prime Reserves had a fiscal year end of October 31.

60

Management of the Funds

The Distributor

Shares of the Funds are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Funds, including the general supervision of each Fund’s operations, coordination of each Fund’s service providers, and the provision of office facilities and related clerical and administrative services. The Administrator does not currently receive any fees for the administrative services it provides to the Funds.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Each Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Funds’ behalf.

61

Management of the Funds

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Funds – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Funds for which they are compensated. Bank of America and its affiliates also may provide other services to the Funds and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Funds. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Funds.

Conflicts of interest and limitations that could affect the Funds may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Funds and the sale of their shares;

•	the allocation of, and competition for, investment opportunities among the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Funds invest; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Funds.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Funds and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Funds (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

62

Management of the Funds

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

63

Management of the Funds

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

64

About Liquidity Class Shares

Description of the Share Class

Share Class Features

The Funds offer one class of shares in this Prospectus: Liquidity Class shares. The Funds may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Liquidity Class shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611(individual investors) or 800.353.0828 (institutional investors) for more information about the Funds’ share classes and how to choose among them.

Liquidity Class Shares
Eligible Investors and Minimum Initial Investments (a)

Liquidity Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). Liquidity Class shares are primarily intended for use in connection with specific Cash Management Services programs, including those designed for certain sweep account customers of Bank of America. Liquidity Class Shares may be offered by certain Bank of America affiliates and certain other financial intermediaries.

The minimum initial investment amount for Liquidity Class shares is $500,000.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

(a)	Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

65

About Liquidity Class Shares

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which establish the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the Fund’s Liquidity Class shares:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Liquidity Class	0.25	%(1)	0.25	%(1)	0.25	%(1)

(1)	The Fund’s Liquidity Class shares may pay a distribution (Rule 12b-1) fee at the maximum rate stated above and may also pay a service fee at the maximum rate stated above, pursuant to the Fund’s distribution (Rule 12b-1) plan and its shareholder servicing plan for Liquidity Class shares. The combined total of such payments on an annual basis, however, may not exceed 0.25% of the average daily net assets of the Fund’s Liquidity Class shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. Columbia Funds may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

66

About Liquidity Class Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Funds to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Funds will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Funds. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

67

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is a Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Liquidity Class shares of Funds at the following times each business day (unless the Fund closes early):

•	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time (Columbia Cash Reserves, Columbia Money Market Reserves and Columbia Treasury Reserves).

•	9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time (Columbia Government Reserves).

•	12:00 noon Eastern time (Columbia Municipal Reserves and Columbia Tax-Exempt Reserves).

•	11:30 a.m. Eastern time (Columbia California Tax-Exempt Reserves).

•	9:45 a.m., 11:00 a.m., 2:30 p.m. and 4:00 p.m. Eastern time (Columbia Government Plus Reserves).

•	9:45 a.m., 11:00 a.m. and 1:00 p.m. Eastern time (Columbia Prime Reserves).

FUNDamentals ™

NAV Calculation

Each of the Funds’ share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of a Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in a Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Funds.

68

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Funds may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for Liquidity Class shares of the Funds that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless a Fund closes early) will be processed as follows:

•

If your order for Columbia Cash Reserves, Columbia Money Market Reserves or Columbia Treasury Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

•

If your order for Columbia Government Reserves is received by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

•

If your order for Columbia Municipal Reserves or Columbia Tax-Exempt Reserves is received by 12:00 noon Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

•

If your order for Columbia California Tax-Exempt Reserves is received by 11:30 a.m. Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

•

If your order for Columbia Government Plus Reserves is received by 4:00 p.m. Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

•

If your order for Columbia Prime Reserves is received by 1:00 p.m. Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Funds, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611(individual investors) or 800.353.0828 (institutional investors).

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

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Buying, Selling and Exchanging Shares

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires a Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Account Balance Penalties

Columbia Funds may sell your Liquidity Class shares if the value of your Liquidity Class shares account falls below $1,000 (other than as a result of depreciation of share value). Alternatively, your Liquidity Class shares account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Funds may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Funds’ performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Funds do accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), each Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Liquidity Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). Liquidity Class shares are primarily intended for use in connection with specific Cash Management Services programs, including those designed for certain sweep account customers of Bank of America. Liquidity Class Shares may be offered by certain Bank of America affiliates and certain other financial intermediaries.

Minimum Initial Investments

The minimum initial investment for Liquidity Class shares is $500,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to buy or hold Liquidity Class shares.

Minimum Additional Investments

There is no minimum additional investment for Liquidity Class shares.

Wire Purchases

You may buy Liquidity Class shares of the Funds by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Liquidity Class shares of the Funds by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•	You buy Liquidity Class shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Liquidity Class shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

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Buying, Selling and Exchanging Shares

Electronic Funds Transfer

You may sell Liquidity Class shares of a Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your Liquidity Class shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

Exchanging Shares

You can generally sell shares of the Funds to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Other Exchange Rules You Should Know

•	You can generally exchange Liquidity Class shares of a Columbia Money Market Fund for Liquidity Class shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

Each Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. Each Fund distributes any net realized capital gain at least once a year. Normally, each Fund will declare distributions of net investment income daily and pay them on a monthly basis. A Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Funds usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Each Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

Each Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611 if you’re an individual investor or 800.353.0828 if you’re an institutional investor. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. Each Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

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Distributions and Taxes

Taxes and Your Investment

Each Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of a Fund.

•

Distributions of a Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of a Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to a Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before a Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. Each Fund has built up, or has potential to build up, high levels of unrealized capital gain.

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Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

Each Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in a Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Funds, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights tables are designed to help you understand how each Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with each Fund’s financial statements, are included in each Fund’s annual report. The independent registered public accounting firm’s report and the Funds’ financial statements are also incorporated by reference into the SAI.

Columbia Cash Reserves – Liquidity Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

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Financial Highlights

Columbia Money Market Reserves – Liquidity Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

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Financial Highlights

Columbia Treasury Reserves – Liquidity Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

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Financial Highlights

Columbia Government Reserves – Liquidity Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

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Financial Highlights

Columbia Municipal Reserves – Liquidity Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

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Financial Highlights

Columbia Tax-Exempt Reserves – Liquidity Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

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Financial Highlights

Columbia California Tax-Exempt Reserves – Liquidity Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

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Financial Highlights

Columbia Government Plus Reserves – Liquidity Class Shares

	Unaudited Semi-Annual Period Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

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Financial Highlights

Columbia Prime Reserves – Liquidity Class Shares

	Unaudited Semi-Annual Period Ended April 30, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

84

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on each Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of each Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each Fund, which are the same as those stated in the Annual Fund Operating Expense table, are presented in the charts and are net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Cash Reserves – Liquidity Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

85

Hypothetical Fees and Expenses

Columbia Money Market Reserves – Liquidity Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Treasury Reserves – Liquidity Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

86

Hypothetical Fees and Expenses

Columbia Government Reserves – Liquidity Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Municipal Reserves – Liquidity Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

87

Hypothetical Fees and Expenses

Columbia Tax-Exempt Reserves – Liquidity Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia California Tax-Exempt Reserves – Liquidity Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

88

Hypothetical Fees and Expenses

Columbia Government Plus Reserves – Liquidity Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Prime Reserves – Liquidity Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

89

Columbia Money Market Funds

For More Information

You’ll find more information about the Columbia Money Market Funds and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone:	800.345.6611 (Individual Investors)
800.353.0828 (Institutional Investors)

Online:	www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about each Fund’s investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Funds’ Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Funds and their policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about each Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Funds are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Funds’ investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Trust Class Shares

Prospectus

Advised by Columbia Management Advisors, LLC

August 1, 2007

Columbia Cash Reserves

Columbia Money Market Reserves

Columbia Treasury Reserves

Columbia Government Reserves

Columbia Municipal Reserves

Columbia Tax-Exempt Reserves

Columbia California Tax-Exempt Reserves

Columbia New York Tax-Exempt Reserves

NOT FDIC-INSURED	NOT BANK ISSUED

NOT BANK GUARANTEED	MAY LOSE VALUE

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Funds and may be compensated or incented in connection with the sale of Fund shares. Each Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about some of the Money Market Funds (each a Fund and together, the Funds) in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Funds in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of each Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information, and

•	fees and expenses.

This summary is followed by other important information, including:

•	a description of the Funds’ additional investment strategies and policies,

•	a discussion of the Funds’ primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Funds’ Trust Class shares.

Later sections of the Prospectus talk about the details of investing in the Funds, including:

•	how to buy, sell and exchange shares of the Funds, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of each Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in a Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	“FUNDimensions ™” sections that are meant to give you a “snapshot” of each Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbiamanagement .com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Funds in the Statement of Additional Information (SAI), which is available online and includes more detailed information about each Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs/beginmutual.htm.

3

Columbia Management Group, LLC

The Funds are sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Funds’ investment advisor (the Advisor) and their administrator (the Administrator). Columbia Management Distributors, Inc. is the Funds’ distributor (the Distributor). Columbia Management Services, Inc. is the Funds’ transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Funds, but retains general investment management responsibility for the Funds, subject to oversight by the Funds’ Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Cash Reserves

FUNDimensions ™

Columbia Cash Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Trust Class: NRSXX

Principal Risks:

Management risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments.

The Fund will purchase only first-tier securities, which primarily include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

5

Columbia Cash Reserves

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

6

Columbia Cash Reserves

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Cash Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Trust Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Cash Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Trust Class Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Trust Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

9

Columbia Cash Reserves

Shareholder Fees (paid directly from your investment)

Trust Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Trust Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Trust Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [                    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Trust Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

10

Columbia Money Market Reserves

FUNDimensions ™

Columbia Money Market Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Trust Class: NRTXX

Principal Risks:

Management risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments.

The Fund will purchase only first-tier securities, which primarily include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

11

Columbia Money Market Reserves

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

12

Columbia Money Market Reserves

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

13

Columbia Money Market Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Trust Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

14

Columbia Money Market Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Trust Class Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Trust Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

15

Columbia Money Market Reserves

Shareholder Fees (paid directly from your investment)

Trust Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Trust Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Trust Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [                    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Trust Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

16

Columbia Treasury Reserves

FUNDimensions ™

Columbia Treasury Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Trust Class: NTTXX

Principal Risks:	Management risk Market risk Money Market Fund risk Interest rate risk Credit risk Changing distribution levels risk Repurchase agreements risk U.S. Government obligations risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

The Fund will purchase only first-tier securities, which primarily include U.S. Treasury obligations, repurchase agreements and reverse repurchase agreements secured by U.S. Treasury obligations and U.S. Government obligations, and obligations whose principal and interest are backed by the U.S. Government.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

17

Columbia Treasury Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Treasury, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

18

Columbia Treasury Reserves

Repurchase Agreements Risk – The Fund invests in repurchase agreements, which are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Although typically backed by collateral, repurchase agreements carry some risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

19

Columbia Treasury Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Trust Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

20

Columbia Treasury Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Trust Class Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Trust Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

21

Columbia Treasury Reserves

Shareholder Fees (paid directly from your investment)

Trust Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Trust Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Trust Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [                    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Trust Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

22

Columbia Government Reserves

FUNDimensions ™

Columbia Government Reserves

Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Trust Class: NGOXX

Principal Risks:	Management risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk U.S. Government obligations risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in U.S. Government obligations.

The Fund will purchase only first-tier securities, which primarily include U.S. Government obligations and U.S. Treasury obligations.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

23

Columbia Government Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Treasury, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

24

Columbia Government Reserves

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

U.S. Government Obligations Risk – The Fund invests in U.S. Government obligations, including U.S. Treasury obligations, and securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

25

Columbia Government Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Trust Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

26

Columbia Government Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Trust Class Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Trust Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

27

Columbia Government Reserves

Shareholder Fees (paid directly from your investment)

Trust Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Trust Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Trust Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [                    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Trust Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

28

Columbia Municipal Reserves

FUNDimensions ™

Columbia Municipal Reserves

Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Trust Class: NMSXX

Principal Risks:	Management risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk Municipal securities risk Pass-through certificates risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund will purchase only first-tier securities. The Fund will invest in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and to be of high quality.

The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

29

Columbia Municipal Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

30

Columbia Municipal Reserves

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

31

Columbia Municipal Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Trust Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

32

Columbia Municipal Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Trust Class Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Trust Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

33

Columbia Municipal Reserves

Shareholder Fees (paid directly from your investment)

Trust Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Trust Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Trust Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [        ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Trust Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

34

Columbia Tax-Exempt Reserves

FUNDimensions ™

Columbia Tax-Exempt Reserves

Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Trust Class: NTXXX

Principal Risks:	Management risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk Municipal securities risk Pass-through certificates risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in municipal securities that pay interest exempt from federal income tax.

The Fund will purchase only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

35

Columbia Tax-Exempt Reserves

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization, or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

36

Columbia Tax-Exempt Reserves

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

37

Columbia Tax-Exempt Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Trust Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

38

Columbia Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Trust Class Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Trust Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

39

Columbia Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Trust Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Trust Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Trust Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [                    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Trust Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

40

Columbia California Tax-Exempt Reserves

FUNDimensions ™

Columbia California Tax-Exempt Reserves

Investment Objective:	Current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Trust Class: NATXX

Principal Risks:

Management risk

Market risk

Money Market Fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

Pass-through certificates risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in securities that pay interest exempt from federal income tax and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside California.

The Fund may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

41

Columbia California Tax-Exempt Reserves

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

42

Columbia California Tax-Exempt Reserves

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

State-Specific Municipal Securities Risk – The Fund invests in securities issued by a particular state and its instrumentalities. As a result, the Fund is more vulnerable to unfavorable developments in such state than funds that invest in municipal securities of many different states. The value of its shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states. In addition, a municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

43

Columbia California Tax-Exempt Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Trust Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

44

Columbia California Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Trust Class Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Trust Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

45

Columbia California Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Trust Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A
Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)
Trust Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Trust Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [                    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Trust Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

46

Columbia New York Tax-Exempt Reserves

FUNDimensions ™

Columbia New York Tax-Exempt Reserves

Investment Objective:	Current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity

Investment Style:	Money Market Fund

Ticker Symbol:	Trust Class:

Principal Risks:

Management risk

Market risk

Money Market Fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

Pass-through certificates risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals ™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

•	are looking for a relatively low risk investment with stability of principal,

•	have short-term income needs, and

•	are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

Investment Objective

The Fund seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Principal Investment Strategies

The Fund will invest in high-quality money market instruments. The Fund also will invest at least 80% of net assets in securities that pay interest exempt from federal income tax and New York individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside New York.

The Fund also may invest up to 20% of total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers and industry sectors.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before the instrument matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

47

Columbia New York Tax-Exempt Reserves

Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds or accounts with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

Changing Distribution Levels Risk – The Fund’s ability to pay distributions depends on the amount of income paid by the issuers of the securities the Fund holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the coupon rate (or amount payable) on debt securities or dividend rate on equity securities decreases or an issuer of a security is unable to pay interest or repay principal when it is due. Changes in the value of the security, however, generally should not affect the amount of income received.

Interest Rate Risk – The Fund invests in debt securities and so is subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities.

48

Columbia New York Tax-Exempt Reserves

Credit Risk – The Fund is subject to credit risk, which applies to most debt securities. The Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it becomes due.

Pass-through Certificates Risk – The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments from underlying municipal bonds or notes. Interest payments from these pass-through certificates or securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

State-Specific Municipal Securities Risk – The Fund invests in securities issued by a particular state and its instrumentalities. As a result, the Fund is more vulnerable to unfavorable developments in such state than funds that invest in municipal securities of many different states. The value of its shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states. In addition, a municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests.

Municipal Securities Risk – The Fund invests in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance, and can generally be classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or aid from other governments. Revenue obligations are payable from revenues earned by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the taxing power of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

49

Columbia New York Tax-Exempt Reserves

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Trust Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ] %

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

50

Columbia New York Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2006

	1 year		5 years		10 years
Trust Class Shares	[	]%	[	]%	[	]%

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Trust Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (for example, sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

51

Columbia New York Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Trust Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % the lower of the original purchase price or net asset value	N/A
Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)
Trust Class Shares
Management fees (b)	[	]%
Other expenses	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (c)	[	]%
Net expense ratio	[	]%

(a)
(b)
(c)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Trust Class shares of the Fund,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Trust Class Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

52

Additional Fund Investment Strategies and Policies

The following section describes certain strategies and policies that each Fund may utilize in pursuit of its investment objective, and provides more detail about some additional factors and risks involved with investing in the Funds.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for Columbia New York Tax-Exempt Reserves, which is subject to less restrictive diversification standards and may invest up to 5% of its total assets in second-tier securities):

•

may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days; and

•	may generally only invest in U.S. dollar-denominated instruments that are determined to have minimal credit risk and are first-tier securities.

Changing a Fund’s Investment Objective and Policies

Each Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this Prospectus or the SAI. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the 1940 Act.

Lending Securities

Each Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of the Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end.

Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Investing Defensively

Each Fund may temporarily hold investments that may not be part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly.

53

Management of the Funds

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Funds and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of [                    ], the Advisor had assets under management of approximately $ [            ]. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Funds, determining what securities and other investments each Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Funds, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing each Fund’s investments.

Each Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Funds’ last fiscal year, after waivers. For the Funds’ most recent fiscal year, aggregate advisory fees paid to the Advisor by the Funds amounted to [    ]% of average daily net assets of the Funds.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Funds’ annual report to shareholders for the fiscal year ended August 31.

54

Management of the Funds

The Distributor

Shares of the Funds are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Funds, including the general supervision of each Fund’s operations, coordination of each Fund’s service providers, and the provision of office facilities and related clerical and administrative services. The Administrator does not currently receive any fees for the administrative services it provides to the Funds.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Each Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Funds’ behalf.

55

Management of the Funds

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Funds – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Funds for which they are compensated. Bank of America and its affiliates also may provide other services to the Funds and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Funds. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and with companies, that may be bought, sold or held by the Funds.

Conflicts of interest and limitations that could affect the Funds may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Funds and the sale of their shares;

•	the allocation of, and competition for, investment opportunities among the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Funds invest; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Funds.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Funds and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest, as well as other factors, of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and also are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Funds (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

56

Management of the Funds

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the SEC (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand

57

Management of the Funds

upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

58

About Trust Class Shares

Description of the Share Class

Share Class Features

The Funds offer one class of shares in this Prospectus: Trust Class shares. The Funds may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Trust Class shares offered by this Prospectus. Contact your financial advisor or Columbia Funds at 800.345.6611(individual investors) or 800.353.0828 (institutional investors) for more information about the Funds’ share classes and how to choose among them.

Trust Class Shares
Eligible Investors and Minimum Initial Investments (a)

Trust Class Shares are available to certain financial institutions and intermediaries (for their own accounts, and for certain client accounts for which they act as fiduciary, agent or custodian), including Bank of America and its affiliates; certain other financial institutions and intermediaries, including financial planners and investment advisors; institutional investors; charitable foundations; endowments; and other Columbia Funds in the Columbia Funds Family.

The minimum initial investment amount for Trust Class shares is $250,000.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

59

About Trust Class Shares

Shareholder Administration Fees

Pursuant to the shareholder administration plan for Trust Class shares adopted by the Board, the Fund pays the Advisor, the Distributor and/or eligible selling and/or servicing agents a shareholder administration fee in addition to the fees it pays the Administrator for overseeing the administrative operations of the Fund. These fees are calculated monthly and are intended to compensate the Advisor, the Distributor and/or eligible selling and/or servicing agents for the shareholder administration services they provide. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual shareholder administration fee (as an annual % of average daily net assets) applicable to the Fund’s Trust Class shares:

Shareholder Administration Fee

Trust Class	0.10%

The Fund will pay these fees to the Advisor, the Distributor and/or to eligible selling and/or servicing agents for as long as the shareholder administration plan for Trust Class shares continues. Columbia Funds may reduce or discontinue payments at any time.

60

About Trust Class Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of total Columbia Fund assets in any program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 plan, and 0.45% of total Columbia Fund assets in any program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 plan.

The Board has authorized the Funds to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Funds will be borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own revenues and do not increase the amount paid by you or the Funds. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

61

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is a Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Trust Class shares of Funds at the following times each business day (unless the Fund closes early):

•	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time (Columbia Cash Reserves, Columbia Money Market Reserves and Columbia Treasury Reserves).

•	9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time (Columbia Government Reserves).

•	12:00 noon Eastern time (Columbia Municipal Reserves and Columbia Tax-Exempt Reserves).

•	11:30 a.m. Eastern time (Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves).

FUNDamentals ™

NAV Calculation

Each of the Funds’ share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) - (Liabilities of the share class)
Number of outstanding shares of the class

The value of a Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in a Fund. Columbia Funds uses the amortized cost method, which approximates market value, to value the assets of the Funds.

62

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Funds may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders for Trust Class shares of the Funds that are received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless a Fund closes early) will be processed as follows:

•

If your order for Columbia Cash Reserves, Columbia Money Market Reserves or Columbia Treasury Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

•

If your order for Columbia Government Reserves is received by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

•

If your order for Columbia Municipal Reserves or Columbia Tax-Exempt Reserves is received by 12:00 noon Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

•

If your order for Columbia California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves is received by 11:30 a.m. Eastern time, you will receive that day’s net asset value per share (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Funds, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities call 800.345.6611(individual investors) or 800.353.0828 (institutional investors).

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

63

Buying, Selling and Exchanging Shares

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires a Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Account Balance Penalties

Columbia Funds may sell your Trust Class shares if the value of your Trust Class shares account falls below $1,000 (other than as a result of depreciation of share value). Alternatively, your Trust Class shares account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Funds may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Funds’ performance to be adversely impacted.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Funds do accommodate frequent trading.

Except as expressly described in this Prospectus (such as minimum purchase amounts), each Fund has no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

64

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Trust Class Shares are available to certain financial institutions and intermediaries (for their own accounts, and for certain client accounts for which they act as fiduciary, agent or custodian), including Bank of America and its affiliates; certain other financial institutions and intermediaries, including financial planners and investment advisors; institutional investors; charitable foundations; endowments; and other Columbia Funds in the Columbia Funds Family.

Minimum Initial Investments

The minimum initial investment for Trust Class shares is $250,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to buy or hold Trust Class shares.

Minimum Additional Investments

There is no minimum additional investment for Trust Class shares.

Wire Purchases

You may buy Trust Class shares of the Funds by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Trust Class shares of the Funds by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•	You buy Trust Class shares at net asset value per share.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Funds. The Funds don’t issue certificates.

Selling Shares

When you sell your shares, a Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Trust Class shares sale proceeds be wired to your bank account. You must set up this feature prior to your request by calling the Transfer Agent at 800.422.3737. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

65

Buying, Selling and Exchanging Shares

Electronic Funds Transfer

You may sell Trust Class shares of a Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business day for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Other Redemption Rules You Should Know

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•

Columbia Funds may sell your Trust Class shares if a financial institution or intermediary tells us to do so in accord with arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

•

Columbia Funds can delay the payment of sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Government Plus Reserves or Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act, which are generally when (i) the NYSE is closed or trading is restricted, (ii) an emergency makes the disposal of securities owned by a Fund or the fair valuation of the Fund’s net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

•

Columbia Funds can delay payment of sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves for up to seven days.

•	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

Exchanging Shares

You can generally sell shares of the Funds to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Other Exchange Rules You Should Know

•	You can generally exchange Trust Class shares of a Columbia Money Market Fund for Trust Class shares of any other Columbia Fund. Some exceptions apply.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	Columbia Funds may limit the number of exchanges you can make within a specified period of time.

•	Columbia Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

66

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

Each Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. Each Fund distributes any net realized capital gain at least once a year. Normally, each Fund will declare distributions of net investment income daily and pay them on a monthly basis. A Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Funds usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Each Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

Each Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611 if you’re an individual investor or 800.353.0828 if you’re an institutional investor. No sales charges apply to the purchase or sale of such shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred health savings account or retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. Each Fund has, or may have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

67

Distributions and Taxes

Taxes and Your Investment

Each Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of a Fund.

•

Distributions of a Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of a Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

•

In general, you will not be subject to federal income tax on distributions of net tax-exempt interest income from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia New York Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves. Distributions from Columbia California Tax-Exempt Reserves of its net interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its net interest income from New York municipal securities will not be subject to New York state or city individual income tax. Distributions from Columbia Connecticut Municipal Reserves of its net interest income from Connecticut municipal securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its net interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes, including corporate taxes. Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax. A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

•

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes.

•

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to a Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before a Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. Each Fund has built up, or has potential to build up, high levels of unrealized capital gain.

68

Distributions and Taxes

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

Each Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in a Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Funds, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

69

Financial Highlights

The financial highlights tables are designed to help you understand how each Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with each Fund’s financial statements, are included in each Fund’s annual report. The independent registered public accounting firm’s report and the Funds’ financial statements are also incorporated by reference into the SAI.

Columbia Cash Reserves – Trust Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

70

Financial Highlights

Columbia Money Market Reserves – Trust Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

71

Financial Highlights

Columbia Treasury Reserves – Trust Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

72

Financial Highlights

Columbia Government Reserves – Trust Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

73

Financial Highlights

Columbia Municipal Reserves – Trust Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

74

Financial Highlights

Columbia Tax-Exempt Reserves – Trust Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

75

Financial Highlights

Columbia California Tax-Exempt Reserves – Trust Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

76

Financial Highlights

Columbia New York Tax-Exempt Reserves – Trust Class Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Year
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Year
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Year (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

77

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on each Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of each Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for each Fund, which are the same as those stated in the Annual Fund Operating Expense table, are presented in the charts and are net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Cash Reserves – Trust Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

78

Hypothetical Fees and Expenses

Columbia Money Market Reserves – Trust Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Treasury Reserves – Trust Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

79

Hypothetical Fees and Expenses

Columbia Government Reserves – Trust Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Municipal Reserves – Trust Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10
Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

80

Hypothetical Fees and Expenses

Columbia Tax-Exempt Reserves – Trust Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia California Tax-Exempt Reserves – Trust Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

81

Hypothetical Fees and Expenses

Columbia New York Tax-Exempt Reserves – Trust Class Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

82

Columbia Money Market Funds

For More Information

You’ll find more information about the Columbia Money Market Funds and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611 (Individual Investors)
800.353.0828 (Institutional Investors)

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about each Fund’s investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Funds’ Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Funds and their policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about each Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Funds are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Funds’ investment company registration number is 811-09645.

Columbia Management®

COLUMBIA FUNDS SERIES TRUST

Class A, Class B, Class C, Class R and Class Z Shares

STATEMENT OF ADDITIONAL INFORMATION

August 1, 2007

Columbia LifeGoal® Portfolios

Columbia LifeGoal® Growth Portfolio

Columbia LifeGoal® Balanced Growth Portfolio

Columbia LifeGoal® Income and Growth Portfolio

Columbia LifeGoal® Income Portfolio

This SAI is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with the Portfolios’ prospectuses dated August 1, 2007. It provides information about the share classes of the Columbia LifeGoal® Portfolios listed above, each of which are series of the Trust. The annual reports for the Portfolios, which include the Portfolios’ audited financial statements dated March 31, 2007, are hereby incorporated by reference into this SAI.

Copies of any Portfolio’s current prospectus, annual and semi-annual reports may be obtained without charge by writing Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081, by calling Columbia Funds at 800.345.6611 or by visiting the Columbia Funds’ website at www.columbiafunds.com.

1

SAI PRIMER

The SAI is a part of the Portfolios’ registration statement that is filed with the SEC. The registration statement includes the Portfolios’ prospectuses, the SAI and certain other exhibits. The SAI, and any supplements to it, can be found online at www.columbiafunds.com, or by searching the SEC’s website at www.sec.gov.

The SAI generally provides additional information about the Portfolios that the SEC has concluded is not required to be in the Portfolios’ prospectuses. Investors nevertheless may find the information important and helpful. The SAI expands discussions of the matters described in the Portfolios’ prospectuses and provides certain additional information about the Portfolios that may be of interest to some investors. Among other things, the SAI provides information about:

•	the organization of the Trust;

•	the Portfolios’ investments;

•	the Portfolios’ investment advisor, investment sub-advisor(s) (if any) and other service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest;

•	the governance of the Portfolios;

•	the Portfolios’ brokerage practices;

•	the share classes offered by the Portfolios;

•	the purchase, sale and pricing of Portfolio shares; and

•	the application of federal income tax laws.

If you have any questions about the Portfolios, please call Columbia Funds at 800.345.6611 or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI. Please note that the terms “Fund(s)” and “Portfolio(s)” are sometimes used interchangeably in this SAI.

Glossary

1933 Act	Securities Act of 1933, as amended

1934 Act	Securities Exchange Act of 1934, as amended

1940 Act	Investment Company Act of 1940, as amended

Administrator	CMA

Advisor	CMA

AMEX	American Stock Exchange

BAI	Banc of America Investment Services, Inc.

Bank of America	Bank of America Corporation

BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.

Board	The Trust’s Board of Trustees

CFST	Columbia Funds Series Trust, a registered investment company in the Columbia Funds Family

CFST	The Trust

CFTC	Commodity Futures Trading Commission

CMA	Columbia Management Advisors, LLC, the Funds’ investment advisor

CMD	Columbia Management Distributors, Inc., the Funds’ principal underwriter and distributor

CMG	Columbia Management Group, LLC, the primary investment division of Bank of America

CMOs	Collateralized mortgage obligations

CMS	Columbia Management Services, Inc.

Code	Internal Revenue Code of 1986, as amended

2

Glossary

Code(s) of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act

Columbia Funds Complex	The mutual fund complex that is comprised of the open-end investment management companies advised by CMA or its affiliates and principally underwritten by CMD, as that term is defined under Item 12 of Form N-1A

Columbia Funds or Columbia Funds Family	The fund complex that is comprised of the open-end investment management companies advised by CMA or its affiliates and principally underwritten by CMD

Custodian	State Street

Distributor	CMD

Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Funds’ shares

Domestic Equity Fund(s)	One or more of the domestic equity Funds in the Columbia Funds Family

FDIC	Federal Deposit Insurance Corporation

FHLMC	Federal Home Loan Mortgage Corporation

Fitch	Fitch Investors Service, Inc.

FNMA	Federal National Mortgage Association

Fund	One of the open-end management investment companies (that is or is not listed on the front cover of this SAI, as the context may require) that is a series of the Trust

Funds	Two or more of the open-end management investment companies (that are or are not listed on the front cover of this SAI, as the context may require) that are series of the Trust.

Fund(s) of Funds	One or more of the “funds of funds” in the Columbia Funds Family, including the Portfolios, that invests its assets in a mix of Underlying Funds

Global Equity Fund(s)	One or more of the global equity Funds in the Columbia Funds Family

GNMA	Government National Mortgage Association

Government and Corporate Income Fund(s)	One or more of the government and corporate income funds in the Columbia Funds Family

Index Fund(s)	One or more of the index Funds in the Columbia Funds Family

International/Global Equity Fund(s)	One or more of the international/global equity Funds in the Columbia Funds Family

Investment Advisory Agreement	The investment advisory agreement between the Trust, on behalf of its Funds, and the Advisor

IRS	United States Internal Revenue Service

LifeGoal® Growth Portfolio	Columbia LifeGoal® Growth Portfolio

LifeGoal® Balanced Growth Portfolio	Columbia LifeGoal® Balanced Growth Portfolio

LifeGoal® Income and Growth Portfolio	Columbia LifeGoal® Income and Growth Portfolio

LifeGoal® Income Portfolio	Columbia LifeGoal® Income Portfolio

Money Market Fund(s)	One or more of the money market funds in the Columbia Funds Family

Moody’s	Moody’s Investors Service, Inc.

Municipal Income Fund(s)	One or more of the municipal income funds in the Columbia Funds Family

NRSRO	Nationally recognized statistical ratings organization (such as Moody’s, Fitch or S&P)

NYSE	New York Stock Exchange

Portfolio	One of the open-end management investment companies (that is listed on the front cover of this SAI) that is a series of the Trust

Portfolios	Two or more of the open-end management investment companies (that are listed on the front cover of this SAI) that is a series of the Trust

Principal Underwriter	CMD

REIT	Real estate investment trust

3

Glossary

S&P	Standard & Poor’s Corporation (“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Columbia Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in any Columbia Funds).

SAI	This Statement of Additional Information

SEC	United States Securities and Exchange Commission

Selling Agent	Banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor

Servicing Agent	Banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the Distributor

SMBS	Stripped mortgage-backed securities

State Street	State Street Bank and Trust Company

Transfer Agent	CMS

Transfer Agency Agreement	The transfer agency agreement between the Trust, on behalf of its Funds, and CMS

The Trust	Columbia Funds Series Trust (or CFST), the registered investment company in the Columbia Funds Family to which this SAI relates

Trustee(s)	One or more Board’s Trustees

Underlying Fund(s)	One or more of the underlying mutual funds in which a “funds of funds” in the Columbia Funds Family, including a Portfolio that is the subject of this SAI, invests all or a portion of its assets

4

ABOUT THE TRUST

The Trust is a registered investment company in the Columbia Funds Family. Columbia Funds offers over 100 mutual funds in all major asset classes and has approximate total assets in excess of $[            ] as of [                    ], 2007.

The Trust was organized as a Delaware business trust, a form of entity now known as a statutory trust, on October 22, 1999. On September 26, 2005, the Trust changed its name from Nations Funds Trust to Columbia Funds Series Trust.

On that same day, the names of the Portfolios were changed as follows: Nations LifeGoal Growth Portfolio to Columbia LifeGoal Growth Portfolio, Nations LifeGoal Balanced Growth Portfolio to Columbia LifeGoal Balanced Growth Portfolio, Nations LifeGoal Income and Growth Portfolio to Columbia LifeGoal Income and Growth Portfolio and Nations LifeGoal Income Portfolio to Columbia LifeGoal Income Portfolio.

Each of the Portfolios in the Trust represents a separate series of the Trust and is an open-end diversified management investment company. Each of the Portfolios has a fiscal year end of March 31st.

Each of the Portfolios is a “fund of funds” that invests its assets in a mix of Underlying Funds using an asset allocation approach.

5

ABOUT THE PORTFOLIOS’ INVESTMENTS

The investment objective, principal investment strategies (i.e., as used in this SAI and the corresponding prospectuses, a strategy which typically involves the investment of more than 10% of a Portfolio’s assets) and related principal investment risks for each Portfolio, are discussed in each Portfolio’s prospectus.

See Capital Stock and Other Securities for a listing and description of the classes of shares that each Portfolio offers, including shareholder rights.

Remember that the terms “Fund(s)” and “Portfolio(s)” are sometimes used interchangeably in this SAI.

Certain Investment Activity Limits

The overall investment activities of CMA and its affiliates may limit the investment opportunities for a Fund in certain markets in which limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, a Fund’s activities also may be restricted because of regulatory restrictions applicable to CMA and its affiliates, and/or their internal policies.

Fundamental and Non-Fundamental Investment Policies

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Fund supplements the discussion in the prospectuses for each Fund. A fundamental policy may only be changed with shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding a qualitative investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset, except for borrowings and other instruments that may give rise to leverage which are monitored on an ongoing basis.

Fundamental Investment Policies

1.	Each Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.

2.	Each Fund may not purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

3.	Each Fund may not purchase or sell commodities, except that a Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

4.	Each Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

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5.	Each Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

6.	Each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

7.	Each Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

Non-Fundamental Investment Policies

1.	A Fund may not purchase securities of other investment companies except as permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder. Any Fund that is purchased by another Fund in reliance on Section 12(d)(1)(G) of the 1940 Act will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

2.	A Fund may not invest more than 15% of its net assets in illiquid securities.

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Exemptive Orders

In addition to the policies outlined above, the Columbia Funds Family has received the following exemptive orders from the SEC which enable the Funds to participate in certain transactions beyond the investment limitations described above or described in otherwise applicable restrictions:

1.	Pursuant to an exemptive order dated October 5, 1993, all current and future Funds advised by CMA may, subject to certain conditions, pool their uninvested cash balances in one or more joint accounts and use the daily balance of such accounts to enter into repurchase agreements, including the condition that such agreements have a maturity of not more than seven days.

2.	Pursuant to an exemptive order dated September 5, 2003, a Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Permissible Investments and Related Risks

Each Fund’s prospectus identifies and summarizes the individual types of securities in which the Fund invests as part of its principal investment strategies and the risks associated with such investments.

The table below identifies for each Fund the types of securities in which it is permitted to invest. If a type of security identified for a Fund is not described in the Fund’s prospectus, the Fund may invest no more than 10% of the Fund’s total assets in such security type. The Fund may invest in the types of securities described in its prospectus without regard to the 10% limitation.

Additional information about individual types of securities (including certain of their associated risks) in which some or all of a Fund may invest is set forth below. A Fund’s investment in these types of securities is subject to a Fund’s investment objective and fundamental and non-fundamental investment policies.

Permissible Fund Investments

Investment Type	Columbia LifeGoal® Growth Portfolio	Columbia LifeGoal® Balanced Growth Portfolio	Columbia LifeGoal® Income and Growth Portfolio	Columbia LifeGoal® Income Portfolio
Asset-Backed Securities	✓	✓	✓	✓
Bank Obligations	✓	✓	✓	✓
Common Stock	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓	✓
Derivatives	✓	✓	✓	✓
Dollar Rolls	✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓
Foreign Currency Transactions	✓	✓	✓	✓
Futures and Options Contracts	✓	✓	✓	✓
Guaranteed Investment Contracts (Funding Agreements)	✓	✓	✓	✓
Illiquid Securities	✓	✓	✓	✓
Investing in Other Investment Companies	✓	✓	✓	✓

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Permissible Fund Investments
Investment Type	Columbia LifeGoal® Growth Portfolio	Columbia LifeGoal® Balanced Growth Portfolio	Columbia LifeGoal® Income and Growth Portfolio	Columbia LifeGoal® Income Portfolio
Low and Below Investment Grade Securities	✓	✓	✓	✓
Money Market Instruments	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓	✓
Municipal Securities		✓	✓	✓
Participation Interests	✓	✓	✓	✓
Preferred Stock	✓	✓	✓	✓
Private Placement and Other Securities	✓	✓	✓	✓
REITs and Master Limited Partnerships	✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓
Stripped Securities	✓	✓	✓	✓
Structured Products and Linked Securities	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓
U.S. Government and Related Obligations	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓

Asset-Backed Securities

Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of receivables. They entitle the security holder to receive the payments on the underlying assets (less servicing fees paid to the originator or other parties or fees paid for any credit enhancement and payments on any retained or remainder portion of the assets retained by the originator or sold to another party). Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that transfers them to a special purpose entity such as a trust, which then, in turn, issues structures which are backed by the receivables and which are privately placed or publicly offered.

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the underlying assets, the creditworthiness of the servicing agent for the securities, information concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements. The existence or extent of any credit enhancement varies and apply only to a portion of the asset-backed security’s face value. The value of asset-backed securities will be affected by the exhaustion, termination or expiration of any credit enhancement.

Declining or low interest rates may lead to a more rapid rate of repayment on the underlying assets, resulting in accelerated payments on the asset-backed securities that then must be reinvested at a lesser rate of interest. Rising or high interest rates tend to lead to a slower rate of repayment on the underlying assets, resulting in slower than expected payments on the asset-backed securities that can, in turn, lead to a decline in value. The impact of changing interest rates on the value of an asset-backed security may be difficult to predict and result in greater volatility. Holders of asset-backed securities generally have no recourse against the originator of the underlying assets in the event of a default on the underlying assets.

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Bank Obligations (Domestic and Foreign)

Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank. For purposes of any applicable investment policies with respect to bank obligations, the assets of a bank or savings institution may, if certain conditions are satisfied, be deemed to include the assets of its domestic and foreign branches.

Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Banker’s acceptances are time drafts drawn on and accepted by banks and are a customary means of effecting payment for merchandise sold in import-export transactions and a general source of financing. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign (mainly European) banks with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

Bank investment contracts are issued by banks. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of a bank. The bank then credits to a Fund payments at negotiated, floating or fixed interest rates.

Investing in bank obligations is subject to certain risks. Certain bank obligations, such as some CDs, are insured by the FDIC. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high-levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality.

Common Stock

Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends, if any, on their holdings. However, ownership of common stock does not entitle owners to involvement in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE, AMEX or the Nasdaq Stock Market. Domestic and foreign corporations also may have their shares traded, on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange.

Investing in common stocks is subject to certain risks. Stock market risk, for example, is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and fall based on factors specific to each company, such as changes in earnings or management, as well as general economic and market factors.

If a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and “preferred” stock take priority over the claims of those who own common stock.

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Investing in common stocks also presents the risks applicable to investing in a particular type of company. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, may be more reliant on singular products or services and more vulnerable to larger competitors. Common stocks of these types of companies may have a higher potential for gains but also may be subject to greater risk of loss.

Investing in common stocks also presents the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector. When market conditions favorably affect, or are expected favorably to affect, an industry, the prices of the common stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ common stocks to decline.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). As such, convertible securities combine the investment characteristics of debt securities and equity securities but typically retain the investment characteristics of debt securities until they have been converted. A holder of convertible securities is entitled to receive the income of a bond, debenture or note or the dividend of a preferred stock until the conversion privilege is exercised. The market value of convertible securities generally is a function of, among other factors, interest rates, the rates of return of similar nonconvertible securities and the financial strength of the issuer. The market value of convertible securities tends to decline as interest rates rise and, conversely, to rise as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the rate of return of the convertible security. Because both interest rate and market movements can influence their value, convertible securities generally are not as sensitive to changes in interest rates as similar debt securities nor generally are they as sensitive to changes in share price as their underlying common stock.

Investing in convertible securities is subject to certain risks. Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses. Certain convertible securities may have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified exchange ratio. Certain convertible securities may be convertible at the option of the issuer, which may require a holder to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

In addition, some convertible securities may be rated below investment grade or may not be rated and, therefore, may be considered speculative investments. Companies that issue convertible securities usually are small- and mid-capitalization companies and, accordingly, carry the risks associated with such companies. In addition, the credit rating of a company’s convertible securities generally is lower than that of its conventional debt securities. Convertible securities are senior to equity securities and have a claim to the assets of an issuer prior to the holders of the issuer’s common stock in the event of liquidation but generally are subordinate to similar non-convertible securities of the same issuer. Some convertible securities particularly are sensitive to changes in interest rates when their predetermined conversion price is much higher than the issuing company’s common stock.

Corporate Debt Securities

Corporate debt securities are fixed income securities typically issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturities and secured or unsecured status. Commercial paper has the shortest term and usually is unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

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Extendible commercial notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend maturity to 390 days. ECNs are issued at a discount rate with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carry a relatively high degree of risk.

Investing in corporate debt securities is subject to certain risks including, among others, credit and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it becomes due. Some corporate debt securities that are rated below investment grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than and, therefore, may be paid in full before, lower ranking (subordinated) securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than do corporate debt securities with shorter terms.

Derivatives

Derivatives are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity like gold), or a market indices (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; linked securities and structured products; collateralized mortgage obligations; stripped securities; warrants and swap agreements. For more information about each these derivatives, see the sections in this SAI that describe them.

A Fund may use derivatives for a variety of reasons, including: to enhance its return, to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); to protect its unrealized gains reflected in the value of its portfolios securities; to facilitate the sale of such securities for investment purposes; to reduce transaction costs; and/or to manage the effective maturity or duration of its portfolio.

A Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. There is also a risk that the derivative will not correlate well with the security that it is substituting. A Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not always exist at times when a Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are standardized contracts that generally can

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easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and may be more difficult to value. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that a Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount of taxes payable by shareholders.

A Fund may use any or all of these investment techniques and may purchase different types of derivative securities at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables including market conditions.

Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

A Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple (typically two) of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. The Advisor believes that indexed and inverse floating obligations represent flexible portfolio management instruments that allow a Fund to seek potential investment rewards, hedge other portfolio positions or vary the degree of investment leverage relatively efficiently under different market conditions. A Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

Swap Agreements. Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, credit, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors.

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities or an index. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.

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Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund’s exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

The Advisor does not believe that a Fund’s obligations under swap agreements are senior securities and, accordingly, a Fund will not treat them as being subject to its borrowing restrictions.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund’s performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. Additionally, whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Advisor’s ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to a Fund). In connection with credit default swaps in which a Fund is the buyer, a Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to a Fund’s exposure (any accrued but unpaid net amounts owed by a Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, a Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to a Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of a Fund’s portfolio. Such segregation or “earmarking” will not limit a Fund’s exposure to loss.

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Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

Equity swaps are derivative instruments and their values can be very volatile. To the extent that the Advisor does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the Securities Act of 1933. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

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Index-, Currency- and Equity-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index and currency-linked securities are derivative instruments, which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Advisor. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Advisor. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad. Certain derivative instruments may be illiquid.

Dollar Rolls

Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar (same type, coupon and maturity) securities on a specified future date and lower price. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls. A Fund foregoes principal and interest paid on the securities during the “roll” period. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities as well as the interest earned on the cash proceeds of the initial sale.

Using dollar rolls presents certain risks. Dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase may decline below the repurchase price or the transaction costs may exceed the return earned by a Fund from the transaction. Dollar rolls also involve risk to a Fund if the other party should default on its obligation and a Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction.

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors.

Foreign securities may include depositary receipts, such as American Depository Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are receipts issued in Europe typically by foreign banks or trust companies and foreign branches of domestic banks that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in Depositary Receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently

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is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Foreign securities also may include securities of Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain (PFIC tax) related to the investment, which will be allocated over the period that a Fund is invested in a PFIC. The PFIC tax is the highest ordinary income tax rate in effect for any period multiplied by the portion of the excess distribution allocated to such period, and it could be increased by an interest charge on the deemed tax deferral. A Fund may elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs, which in many cases may be difficult to obtain. An alternative election would permit a Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year.

Investing in foreign securities is subject to certain risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. A Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes which would reduce the amount of income and capital gains available to distribute to a Fund’s shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

Certain of the risks associated with investments in foreign securities are heightened with respect to investments in emerging market countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin, and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging market securities also involves risks beyond the risks applicable to foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.

Investing in foreign securities also involves currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may purchase or sell forward foreign currency exchange contracts in order to attempt to minimize the risk to a Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A Fund also may purchase and sell foreign currency futures contracts and related options.

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Foreign Currency Transactions

Foreign currency transactions may be used to protect, to some extent, against uncertainty in the level of future currency exchange rates by establishing a fixed exchange rate. Foreign currency transactions may involve the purchase or sale of foreign currencies on a spot basis at the prevailing exchange rate or may involve “forward contracts” that allow a Fund to purchase or sell foreign currencies at a future date. Forward contracts may be used for “transaction hedging,” “position hedging” and “cross-hedging.” A Fund may use forward sale contracts to sell an amount of a foreign currency approximating the value of a Fund’s securities denominated in the foreign security when that foreign currency suffers a substantial decline against the U.S. dollar. A Fund may use forward purchase contracts to purchase a foreign currency when it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized if the value of the hedged currency increases.

Transaction hedging may allow a Fund to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest rate payment in a foreign currency. A Fund may use transaction hedging to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging may allow a Fund to protect against an adverse change in the relationship between the U.S. dollar and the applicable foreign currencies in which its portfolio securities are denominated. A Fund may use position hedging when it is believed that the U.S. dollar may suffer a decline against the foreign currency by entering into a forward purchase contract to purchase that foreign currency for a fixed dollar amount.

Cross-hedging may allow a Fund to enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall if there is a decline in the U.S. dollar value of the currency in which a Fund’s securities are denominated.

A Fund also may purchase exchange-listed and over-the-counter call and put options on foreign currencies and foreign currencies contracts. Options on foreign currencies and foreign currencies contracts give the holder a right to buy or sell the underlying foreign currencies or foreign currencies contracts for a specified period of time and for a specified amount. The value of an option on foreign currencies or foreign currencies contracts reflects the value of an exchange rate, which depends on the relative values of the U.S. dollar and the relevant foreign currency.

Engaging in foreign currency transactions is subject to certain risks. If the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the dollar value of any securities held by a Fund denominated in that currency. It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract, which may make it necessary for a Fund to purchase additional foreign currency on the spot market if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver at the time a Fund sells the security being hedged. The value of any currency, including the U.S. dollar, may be affected by political and economic factors applicable to the issuer’s country. The exchange rates of currencies also may be affected adversely by governmental actions. Transaction, position and cross-hedging do not eliminate fluctuations in the underlying prices of securities that a Fund owns or intends to purchase or sell and may limit the amount of potential gain that might result from the increase in value of the currency being hedged. Settlement procedures relating to a Fund’s foreign currency transactions may be more complex than those relating to investments in securities of U.S. issuers.

Futures and Options Contracts

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. A Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency.

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Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities currently owned or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities. Regulations of the CFTC applicable to a Fund require that all of its futures transactions constitute bona fide hedging transactions except to the extent that the aggregate and initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of a Fund’s portfolio.

Upon entering into futures contracts, in compliance with the SEC’s requirements, cash or liquid securities, equal in value to the amount of a Fund’s obligation under the contract (less any applicable margin deposits and any assets that constitute “cover” for such obligation), will be segregated with a Fund’s custodian.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract, although a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities in order to initiate and maintain open positions in futures contracts. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit intended to assure completion of the contract (delivery or acceptance of the underlying instrument) that is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Minimum initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. Subsequent payments, called “variation margin,” to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, a process known as “marking to market.” If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional variation margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made for as long as the contract remains open. A Fund expects to earn interest income on its margin deposits.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities (stock index futures contracts do not permit delivery of securities), the contracts usually are closed out before the settlement date without the making or taking of delivery. As such, a Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by a Fund. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract (i.e., the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date) to terminate the position. Final determinations are made as to whether the price of the initial sale of the futures contract exceeds or is below the price of the offsetting purchase, or whether the purchase price exceeds or is below the offsetting sale price. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or a gain. Brokerage commissions are incurred when a futures contract is bought or sold.

Successful use of futures contracts by a Fund is subject to the Advisor’s ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Fund therefore bears the risk that future market trends will be incorrectly predicted.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

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In the event of adverse price movements, a Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if a Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

In addition, there is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution of special procedures, by exchanges, which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by a Fund, a Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract, which may limit a Fund’s ability to realize its profits or limit its losses. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges – principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. A Fund will deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. A Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates. A Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds

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meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

Stock Options and Stock Index Options. A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

A primary difference between stock options and stock index options becomes evident when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or a narrower market index, such as the S&P 100 Index. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Stock index options are currently traded on the following exchanges: the Chicago Board Options Exchange, the NYSE, the AMEX, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

The successful use of a Fund’s options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless a Fund exercises the option or enters into a closing sale transaction for such option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since a Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. The writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, a Fund will realize a loss equal to the premium paid. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as

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well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation (OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, a Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Dealer Options. Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to dealer options. While a Fund might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if a Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction. Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, a Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While each Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with a Fund, no assurance exists that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to a Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, a Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

The staff of the SEC takes the position that purchased dealer options are illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that a Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, a Fund will treat dealer options as subject to a Fund’s limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, a Fund will change its treatment of such instruments accordingly.

Writing covered options. A Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with a Fund’s investment goal and policies. Call options written by a Fund give the purchaser the right to buy the underlying securities from a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price; put options give the purchaser the right to sell the underlying securities to a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price.

A Fund may write only covered options, which means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, a Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. A Fund may write combinations of covered puts and calls, called straddles, on the same underlying security.

A Fund will receive a premium from writing a put or call option, which increases a Fund’s return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, a Fund limits its opportunity to

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profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by a Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an offsetting option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. A Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If a Fund writes a call option but does not own the underlying security, and when it writes a put option, a Fund may be required to deposit cash or securities with its broker as “margin” or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, a Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. A Fund may purchase call options to hedge against an increase in the price of securities that a Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) Options. A Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by a Fund, only pursuant to agreements that will assure that a Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. A Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be “in-the-money” as an illiquid investment. It is the present policy of a Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund’s Prospectus) of a Fund’s net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by a Fund, (ii) OTC options purchased by a Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Index Options. As an alternative to purchasing call and put options on index futures, a Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

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Foreign Stock Index Options. A Fund may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

Options on Futures Contracts. A Fund may purchase and write call and put options on futures contracts it may buy or sell. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. There is no guarantee that such closing transactions can be effected.

A Fund will enter into written options on futures contracts only when, in compliance with the SEC’s requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. There may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Successful use of index futures by a Fund for hedging purposes is also subject to the Advisor’s ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in a Fund’s portfolio may decline. If this occurs, a Fund would lose money on the futures and also experience a decline in the value of its portfolio securities, as a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, a Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

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There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

Use by Tax-Exempt Funds of Interest Rate and U.S. Treasury Security Futures Contracts and Options. A Fund investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Index Futures Contracts and Options on Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).

A Fund may also purchase and sell options on index futures contracts. Options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged.

Guaranteed Investment Contracts (Funding Agreements)

Guaranteed investment contracts, or funding agreements, are debt instruments issued by insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Fund payments at negotiated, floating or fixed interest rates. A Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards.

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Investing in guaranteed investment contracts is subject to certain risks. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Fund on seven days notice or less, at which time the investment may be considered illiquid under applicable SEC regulatory guidance and subject to certain restrictions.

Illiquid Securities

Illiquid securities are defined by a Fund pursuant to the SEC staff’s current guidance and interpretations which provides that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Subject to its investment policies, a Fund may invest in illiquid investments and may invest in certain restricted securities that are deemed to be liquid securities.

Investing in Other Investment Companies

Investing in other investment companies is a manner in which a Fund seeks to achieve its investment objective. A Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, its rules and regulations and any exemptive orders currently or in the future obtained by a Fund from the SEC.

The 1940 Act generally requires that a Fund limit its investments in another investment company or series thereof so that, as determined immediately after a securities purchase is made: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) not more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a Fund or by the company as a whole. Such other investment companies may include exchange-traded funds (ETFs) which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries.

Under the 1940 Act and regulations thereunder, a Fund may purchase shares of other affiliated Columbia Funds, including the Money Market Funds, subject to certain conditions. Investing in affiliated funds may present certain actual or potential conflicts of interest, which are discussed below. For more information about such actual and potential conflicts of interest, see Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest.

Investing in other investment companies is subject to certain risks. Although a Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to gain exposure to a type of security or to be fully invested, there are potential disadvantages. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. A shareholder may be charged fees not only on a Fund shares held directly but also on the investment company shares that a Fund purchases.

In addition, investing in ETFs is subject to certain other risks. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track as well as to the risks of the specific sector or industry on which the ETF is based. ETFs also are subject to the risk that their prices may not correlate perfectly to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons.

Low and Below Investment Grade Securities

Low and below investment grade securities are debt securities with the lowest investment grade rating (e.g., BBB by S&P and Fitch or Baa by Moody’s) or that are below investment grade (e.g., lower than BBB by S&P and Fitch or Baa by Moody’s) or are unrated but of comparable quality. These types of securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications, or similar events, are more speculative in nature than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities generally are issued by unseasoned companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. Low and below investment grade securities and comparable unrated securities: (i) likely will have some quality and protective characteristics that, in the

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judgment of an NRSRO, are outweighed by large uncertainties or major risk exposures to adverse conditions; (ii) are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation; and (iii) may have a less liquid secondary market, potentially making it difficult to value or sell such securities.

Investing in low and below investment grade securities and comparable unrated securities is subject to certain risks. The rates of return on these types of securities generally are higher than the rates of return available on more highly rated securities, but generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, a Fund may be more dependent on the Advisor’s credit analysis with respect to these types of securities than is the case for more highly rated securities.

The market values of certain low and below investment grade securities and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than more highly rated securities. In addition, issuers of these types of securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default is significantly greater because low and below investment grade securities and comparable unrated securities generally are unsecured and frequently are subordinated to more senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its holdings of such securities. The existence of limited markets for lower-rated debt securities may diminish a Fund’s ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value; and (ii) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Money Market Instruments

Money market instruments are high-quality, short-term debt obligations, which include: (i) bank obligations, including certificates of deposit and bankers’ acceptances; (ii) funding agreements; (iii) repurchase agreements; (iv) obligations of the United States and foreign countries and each of their agencies and instrumentalities; and (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities.

Investing in money market instruments is subject to certain risks. Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Mortgage-Backed Securities

Mortgage-backed securities are a type of asset-backed security and represent interests in, or debt securities backed by, pools of underlying mortgages. In some cases, they may be insured or guaranteed by the U.S. Government or its agencies. They pass through the payments on the underlying mortgages to the security holders (less servicing fees paid to the originator or other parties or fees paid for any credit enhancement and payments on any retained or remainder portion of the assets retained by the originator or sold to another party). Mortgage-backed securities are created when mortgage originators transfer the mortgages to a special purpose entity such as a trust, which then, in turn, issues securities with a minimum denomination and specific term. The securities are privately placed or publicly offered.

Mortgage-backed securities commonly are issued or guaranteed by the Government National Mortgage Association (also known as Ginnie Mae or GNMA), the Federal National Mortgage Association (also known as Fannie Mae or FNMA), or the Federal Home Loan Mortgage Corporation (also known as Freddie Mac or FHLMC), but also may be issued or guaranteed by other issuers, including private companies. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its stock nor the securities it issues are insured or guaranteed by the U.S. Government. FHLMC is a publicly chartered agency that buys qualifying residential

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mortgages from lenders, “repackages” them and provides certain guarantees. FHLMC’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Mortgage-backed securities issued by FHLMC are not guaranteed as to timely payment of interest and principal by the U.S. Government.

Collateralized mortgage obligations (CMOs) are debt obligations issued by special-purpose trusts, collateralized by underlying mortgage assets. Principal prepayments on underlying mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a periodic basis. The principal and interest payments on the underlying mortgage assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgage assets are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Real estate mortgage investment conduits (REMICs) are entities that own mortgages and elect REMIC status under the Code and, like CMOs, issue debt obligations collateralized by underlying mortgage assets that have characteristics similar to those issued by CMOs.

Investing in mortgage-backed securities is subject to certain risks, including, among others, prepayment, market and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages more quickly than expected, which may affect the security’s average maturity and rate of return. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages also may be affected by home value appreciation, ease of the refinancing process and local economic conditions, among other factors. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities can be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, which in turn may decrease their value. Credit risk reflects the risk that a holder of mortgage-backed securities may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. Government. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions.

Municipal Securities

Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Municipal securities can be classified into two principal categories, including “general obligation” bond and other securities and “revenue” bond and other securities. General obligation bonds are secured by the issuer’s full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as the user of the facility being financed. Municipal securities also may include “moral obligation” securities, which normally are issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the governmental entity that created the special purpose public authority.

Municipal securities may include municipal bonds, municipal notes and municipal leases. Municipal bonds are debt obligations of a governmental entity that obligate the municipality to pay the holder a specified sum of money at specified intervals and to repay the principal amount of the loan at maturity.

Municipal notes may be issued by governmental entities and other tax-exempt issuers in order to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity payable from taxes or designated revenues expected to be received within the relevant fiscal period. Municipal notes generally have maturities of one year or less. Municipal notes can be subdivided into two sub-categories: (i) municipal commercial paper and (ii) municipal demand obligations.

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Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold, for example, to meet seasonal working capital or interim construction financing needs of a governmental entity or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

Municipal demand obligations can be subdivided into two general types: variable rate demand notes and master demand obligations. Variable rate demand notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which a Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes generally provide that interest rates are adjustable at intervals ranging from daily to six months.

Master demand obligations are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes. Although there is no secondary market for master demand obligations, such obligations are considered by a Fund to be liquid because they are payable upon demand. A Fund has no specific percentage limitations on investments in master demand obligations.

Municipal lease obligations are participations in privately arranged loans to state or local government borrowers. In general, such loans are unrated, in which case they will be determined by the Advisor to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender.

Although lease obligations do not constitute general obligations of the municipal issuer to which the government’s taxing power is pledged, a lease obligation ordinarily is backed by the government’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses that provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a periodic basis. In the case of a “non-appropriation” lease, a Fund’s ability to recover under the lease in the event of non-appropriation or default likely will be limited to the repossession of the leased property in the event that foreclosure proves difficult.

Tender option bonds are municipal securities having relatively long maturities and bearing interest at a fixed interest rate substantially higher than prevailing short-term tax-exempt rates that is coupled with the agreement of a third party, such as a bank, broker/dealer or other financial institution, to grant the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. The financial institution receives periodic fees equal to the difference between the municipal security’s coupon rate and the rate that would cause the security to trade at face value on the date of determination.

Investing in municipal securities is subject to certain risks. There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different rates of return while municipal securities of the same maturity and interest rate with different ratings may have the same rate of return.

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The payment of principal and interest on most municipal securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. Each state, each of their political subdivisions, municipalities, and public authorities, as well as the District of Columbia, Puerto Rico, Guam, and the Virgin Islands, is a separate “issuer.” An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

There are particular considerations and risks relevant to investing in a portfolio of a single state’s municipal securities, such as the greater risk of the concentration of portfolio holdings versus the greater relative safety that comes with a less concentrated investment portfolio.

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Participation Interests

Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes, that have been “repackaged” by an intermediary, such as a bank or broker/dealer. Participation interests typically are issued by partnerships or trusts through which a Fund receives principal and interest payments made by the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, which are passed through to purchasers, such as a Fund. Mortgage-backed securities are a common type of participation interest.

Loan participations are a type of participation interest. Loan participations are interests in loans that are administered by a lending bank or agent for a syndicate of lending banks and sold by the bank or syndicate members.

Investing in participation interests is subject to certain risks. Participation interests generally are subject to the credit risk associated with the underlying borrowers. If the underlying borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the borrower. A Fund also may be deemed a creditor of the lending bank or syndicate members and be subject to the risk that the lending bank or syndicate members may become insolvent.

Preferred Stock

Preferred stock represents units of ownership of a public corporation that pay dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock shares some of the characteristics of both debt and equity. Preferred stock ordinarily does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond.

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Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by corporate bidders. Shares typically are bought and sold at face values ranging from $100,000 to $500,000 per share. The potential benefits of APS include:

•	Reduced interest rate risk: Because these securities generally reset within a short period of time, the exposure to interest rate risk is somewhat mitigated.

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Preservation of principal: The frequency of the dividend reset provisions makes APS an attractive cash management instrument. The auction reset mechanism generally assures that the shares will trade at par on the auction date. For those that reset frequently, the share price is not expected to fluctuate from par; however, the reset rate may reflect factors such as market conditions, demand and supply for a particular credit confidence in the issuer.

•	Credit quality: Most corporate APS carry an investment grade credit rating from both Moody’s and S&P, municipal APS typically carry the highest credit rating from both Moody’s and S&P (Aaa/AAA).

In addition to reinvestment risk if interest rates fall, some specific risks with regard to APS include:

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Failed auction: Such a breakdown of the auction process is unlikely; however, in the event that the process fails, the rate is reset at the maximum applicable rate, which is usually described in the prospectus and typically is influenced by the issuer’s credit rating. In a failed auction, current shareholders generally are unable to sell some, or all, of the shares when the auction is completed. Typically, the liquidity for APS that have experienced a failed auction becomes very limited. If a failed auction were to occur, the shareholder may hold his or her shares until the next auction. Should there not be subsequent auctions that ‘unfail’ the process, the shareholder may: (1) hold the APS in anticipation of a refinancing by the issuer that would cause the APS to be called, or (2) hold securities either indefinitely or in anticipation of the development of a secondary market.

•	Early call risk: Although unlikely, the preferred shares are redeemable at any time, at the issuer’s option, at par plus accrued dividends.

Investing in preferred stock is subject to certain risks. For example, stock market risk is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and decline based on factors specific to each corporation, such as changes in earnings or management.

Investing in preferred stock also may involve the risks applicable to investing in a particular company. For example, stocks of smaller companies tend to have greater price fluctuations than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Stocks of these companies may have a higher potential for gains but also are subject to greater risk of loss.

Investing in preferred stock also may involve the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ stock to decline.

Private Placement and Other Securities

Private placement securities are securities that have been privately placed and that are eligible for sale only to certain qualified investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. However, the securities so purchased are often “restricted” and cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale.

Private placements typically may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

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Investing in private placement and other restricted securities is subject to certain risks. Private placements may be considered illiquid securities. Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value due to the absence of a trading market.

Unlike public offerings, restricted securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Real Estate Investment Trusts

REITs are entities that either own properties or make construction or mortgage loans and also may include operating or finance companies. An equity REIT generally holds equity positions in real estate and seeks to provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties. A mortgage REIT generally specializes in lending money to owners of properties and passes through any interest income it may earn to its shareholders.

Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and the oil and gas industries, but they also may finance motion pictures, research and development and other projects.

Investing in REITs is subject to certain risks. For example, REITs may be subject to certain risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs also may be subject to interest rate risk. In general, increases in interest rates will decrease the value of high-yield securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for preferential tax treatment under the Code, which adversely could affect dividend payments.

Investing in master limited partnerships generally is subject to the risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. Additional risks include those associated with the specific industries in which a master limited partnership invests, such as the risks associated with investing in the real estate or oil and gas industries.

Repurchase Agreements

Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time subject to the obligation of a seller to repurchase and a Fund to resell such security at a fixed time and price (representing a Fund’s cost plus interest). Repurchase agreements also may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase. A Fund typically will enter into repurchase agreements with only with commercial banks, registered broker/dealers and the Fixed Income Clearinghouse Corporation, and only with respect to the highest quality securities, such as U.S. Government obligations. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest.

Using repurchase agreements is subject to certain risks. Repurchase agreements generally are subject to counterparty risk. If a counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale and accrued interest are less than the resale price provided in the repurchase agreement including interest. In addition, if a seller becomes involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if, for example, a Fund is treated as an unsecured creditor and is required to return the underlying collateral to the seller or its assigns.

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Reverse Repurchase Agreements

Reverse repurchase agreements are agreements under which a Fund sells a security subject to the obligation of a buyer to resell and a Fund to repurchase such security at a fixed time and price. Reverse repurchase agreements also may be viewed as borrowings made by a Fund.

Using reverse repurchase agreements is subject to certain risks. Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

Stripped Securities

Stripped securities are derivatives that evidence ownership in either the future interest or principal payments on an instrument. Stripped securities typically are products of brokerage houses and the U.S. Government and there are many different types and variations. For example, separately traded interest and principal securities, or STRIPS, can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through the Federal Book-Entry System. TIGERS are Treasury securities stripped by brokers. Stripped mortgage-backed securities, or SMBS, also can issued by the U.S. Government or its agencies.

SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal.

Investing in stripped securities is subject to certain risks. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail fully to recoup its initial investment in such securities. The market value of the class consisting primarily or entirely of principal payments can be especially volatile in response to changes in interest rates. The rates of return on a class of SMBS that receives all or most of the interest are generally higher than prevailing market rates of return on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a greater risk that the initial investment will not be recouped fully.

Structured Products and Linked Securities

Structured products are types of derivative securities that may have various combinations of equity and debt characteristics. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

Linked securities are a type of structured product. Index-linked, equity-linked, currency-linked and other types of linked securities can be either equity or debt securities that call for interest payments and/or payment at maturity in different terms than a typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments depend on the performance of an underlying stock, index, or a weighted index of commodity futures such as crude oil, gasoline and natural gas.

Index-linked securities include issues such as S&P Depositary Receipt (SPDR), which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index. Because a unit investment trust is an

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investment company under the 1940 Act, a Fund’s investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500 Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, a Fund would continue to pay its own management and advisory fees and other expenses, as a result of which a Fund and its shareholders in effect would be absorbing duplicate levels of fees with respect to investments in such unit investment trusts.

With respect to equity-linked securities, at maturity, the principal amount of the debt is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Equity-linked securities include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES), and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Currency-linked debt securities are short-term or intermediate-term instruments that have a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Investing in structured products and linked securities is subject to certain risks. Because structured products typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products generally are of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher rates of return and present greater risks than unsubordinated structured securities. Structured products typically are sold in private placement transactions and may have a limited trading market.

Investments in “linked” securities can lead to large losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Fund to utilize linked-securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currency from emerging market countries, there are certain additional risks associated with such investments.

SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called “creation unit size” and are redeemable in-kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government.

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These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable- and Floating-Rate Obligations

Variable- and floating-rate obligations provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Unlike a fixed interest rate, a variable or floating rate is one that rises and declines based on the movement of an underlying index of interest rates and may pay interest at rates that are adjusted periodically according to a specified formula.

Investing in variable- and floating-rate obligations is subject to certain risks. Variable- and floating-rate obligations may involve direct lending arrangements between the purchaser and the issuer and there may be no active secondary market, making it difficult to resell such obligations to a third party. Variable- and floating-rate obligations also may be subject to interest rate and credit risks. Changes in interest rates can affect the rate of return on such obligations. If an issuer of a variable- or floating rate obligation defaults, a Fund could sustain a loss to the extent of such default.

Warrants and Rights

Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock.

Investing in warrants and rights is subject to certain risks. Warrants and rights may be subject to the risk that the purchaser could lose the purchase value of such securities. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights, such as when there is no movement in the market price or the market price of such securities declines.

When-Issued, Delayed Delivery and Forward Commitment Transactions

When-issued, delayed delivery and forward commitment transactions involve the purchase or sale of securities by a Fund, with payment and delivery taking place in the future. When engaging in when-issued, delayed delivery and forward commitment transactions, a Fund typically will hold cash or liquid securities in a segregated account in an amount equal to or greater than the purchase price. The payment obligation and, if applicable, the interest rate that will be received on the securities, are fixed at the time that a Fund agrees to purchase the securities. A Fund generally will enter into when-issued, delayed delivery and forward commitment transactions only with the intention of completing such transactions. However, the Advisor may determine not to complete a transaction if it deems it appropriate. In such cases, a Fund may realize short-term gains or losses.

Engaging in when-issued, delayed delivery and forward commitment transactions is subject to certain risks. There are the risks that the securities purchased may fall in value by the time they actually are issued or that the other party may fail to honor the contract terms. A Fund that invests in delayed delivery securities may rely on a third party to complete the transaction. Failure by a third party to deliver a security purchased on a delayed delivery basis may result in a financial loss to a Fund or the loss of an opportunity to make an alternative investment.

Zero-Coupon, Pay-in-Kind and Step-Coupon Securities

Zero-coupon securities do not pay interest on a current basis but instead accrue interest over the life of the security. Among the most common are zero-coupon bonds, which either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and zero-coupon securities are marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGER (Treasury Investor Growth

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Receipt) or STRIPS (Separate Trading of Registered Interest and Principal of Securities). Zero-coupon bonds also are issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages also exist and operate on the same principle as zero-coupon bonds; the CD holder or mortgage holder receives face value at maturity and no payments until then.

Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

Zero-coupon, step-coupon and pay-in-kind securities generally have substantially all the rights and privileges of holders of the underlying coupon obligations or principal obligations. Holders of these securities have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of such securities.

Investing in zero-coupon, pay-in-kind and step-coupon securities is subject to certain risks. The market prices of zero-coupon, step-coupon and pay-in-kind securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

Because zero-coupon securities bear no interest, they are the most volatile of all fixed income securities. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying out interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than full-coupon bonds, because the bonds have locked in a particular rate of reinvestment that becomes more attractive the further rates fall.

Borrowings

Each Fund has a fundamental policy with respect to borrowing that can be found under the heading About the Portfolios’ Investments – Fundamental and Non-Fundamental Investment Policies.

The Funds participate in committed and uncommitted lines of credit provided by State Street (the Lines of Credit). Any advance under the Lines of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Information about specific borrowings, if any, by any particular Fund under the Uncommitted Line over the last fiscal year, if any, can be found in its Annual Report to Shareholders for the year ended March 31, 2007.

As noted above, pursuant to an exemptive order from the SEC, a Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Under the uncommitted line of credit, as opposed to the committed line of credit, State Street is not obligated to lend money to a Fund. Accordingly, it is possible that a Fund may wish to borrow money under the uncommitted line of credit for a temporary or emergency purpose but may not be able to do so.

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Short Sales

Each Fund may engage in short sales, which is the sale of a security or commodity futures contract not owned by the seller. The technique is used in order to take advantage of an anticipated decline in the price or to protect a profit in a long-term position. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

A Fund will sometimes sell securities short when the Fund owns an equal amount of such securities as those securities sold short. This is a technique known as selling short “against the box.”

A Fund’s successful use of short sales will be subject to the ability of the Advisor to correctly predict movements in the directions of the relevant market. A Fund that engages in short selling therefore bears the risk that the Advisor will incorrectly predict future price directions. In addition, if a Fund sells a security short, and that security’s price goes up, the Fund will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may not be closed out. There can be no assurance that the Fund will not incur significant losses in such a case.

Short sales “against the box” entail many of the same risks and considerations described above. However, when a Fund sells short “against the box” it typically limits the amount of securities that the Fund has leveraged.

Lending Securities

For various reasons, including to enhance a Fund’s return, a Fund may lend its portfolio securities to broker/dealers and other institutional investors. Loans are typically made pursuant to agreements that require the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Such loans may not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceeds one-third of the value of the Fund’s total assets. A Fund will continue to receive interest on the loaned securities while simultaneously earning interest on the investment of the collateral. However, a Fund will normally pay lending fees to such broker/dealers and related expenses from the interest earned on invested collateral. The Money Market Funds do not engage in securities lending.

Securities lending transactions are generally subject to counterparty risk, which is the risk that the counterparty to the transaction could default. In other words, the risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, loans are made only to borrowers deemed to be of good standing and when, in the Advisor’s judgment, the income to be earned from the loan justifies the attendant risks.

Temporary Defensive Positions

Each Fund may temporarily invest in money market instruments or hold cash while it is investing defensively. It may do so without limit, when the Advisor: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While a Fund engages in such strategies, it may not achieve its investment objective.

See also About the Portfolios” Investments – Permissible Investments and Related Risks – Money Market Instruments.

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Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

For each Fund’s portfolio turnover rate, see the Financial Highlights section in the prospectus for that Fund.

Disclosure of Portfolio Information

The Board has adopted policies and procedures with respect to the disclosure of the Funds’ portfolio holdings. These policies and procedures are designed to ensure that disclosure of information regarding the Funds’ portfolio securities is in the best interests of Fund shareholders and to address conflicts between the interests of a Fund’s shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Fund, on the other. These policies and procedures provide that Fund portfolio holdings information generally may not be disclosed to any party prior to the earlier of: (1) the business day next following the posting of such information on the Funds’ website, if applicable, or (2) the time a Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The policies and procedures prohibit the Advisor and the Funds’ other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies and procedures apply to all categories of funds and include variations tailored to the different categories of funds. Under this tailored approach, some of the provisions described below do not apply to Funds covered by this SAI. The Advisor also has adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

Public Disclosures

The Funds’ portfolio holdings currently are disclosed to the public through required filings with the SEC and on the Funds’ website. This information is available on the Funds’ website as described below.

•	For equity, convertible, balanced and asset allocation Funds, a complete list of portfolio holdings as of a month-end is posted approximately 30 calendar days after such month-end.

•	For fixed income Funds, a complete list of portfolio holdings as of a fiscal quarter-end is posted approximately 60 calendar days after such quarter-end.

•	For Money Market Funds, a complete list of portfolio holdings as of a month-end is posted approximately the fifth business day after such month-end.

The Funds also disclose their largest holdings, as a percent of the market values of the Funds’ portfolios, as of month-end on their website generally within 15 days after such month-end; with the equity Funds posting their largest 10-15 holdings, the balanced Funds posting their largest 5 equity holdings, and certain fixed income Funds posting their top 5-15 holdings.

The scope of the information provided pursuant to the Funds’ policies relating to each Fund’s portfolio that is made available on the website may change from time to time without prior notice.

The Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Fund’s fiscal year). Shareholders may obtain the Funds’ Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov, a link to which is provided on the Columbia Funds’ website. In addition, the Funds’ Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

With respect to the variable insurance trusts, holdings information is disclosed no earlier than the time such information is filed in a publicly available SEC filing required to include such information.

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The Funds, the Advisor and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Funds’ website or no earlier than the time the Funds file such information in a publicly available SEC filing required to include such information.

Other Disclosures

The Funds’ policies and procedures provide that no disclosures of the Funds’ portfolio holdings may be made prior to the holdings information being made public unless (1) the Funds have a legitimate business purpose for making such disclosure, (2) the Funds’ chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose, the following factors, and any additional relevant factors, are considered: (1) that any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Advisor; (2) any conflicts of interest between the interests of Fund shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Fund, on the other; and (3) that prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that otherwise is unlawful.

In addition, the Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information in order to assist the Funds with their day-to-day business affairs. In addition to the Advisor and its affiliates, these service providers include the Funds’ sub-advisor(s) (if any), the Funds’ independent registered public accounting firm, legal counsel, financial printers, the Funds’ proxy solicitor, the Funds’ proxy voting service provider, and rating agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. The Funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Funds currently have ongoing arrangements with certain approved recipients to disclose portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Funds’ chief executive officer. These special arrangements are described in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements
IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Electra Information Systems	None	Use of holdings information for trade reconciliation purposes.	Daily

Standard & Poor’s	None	Vendor uses to maintain ratings for certain Money Market Funds.	Weekly

InvestorTools, Inc.	None	Access to holdings granted solely for the purpose of testing back office conversion of trading systems.	Real time

ING Insurance Company	None	Access to holdings granted for specific Funds for ING’s creation of client/shareholder materials. ING may not distribute materials until the holdings information is made public.	Quarterly

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Ongoing Portfolio Holdings Disclosure Arrangements
IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Glass-Lewis	None	Glass-Lewis receives holdings information in connection with testing the firm’s proxy services.	Daily

CMS Bondedge	None	CMS Bondedge is the vendor for an application used by the Advisor’s Fixed Income Portfolio Management team as an analytical and trading tool. CMS Bondedge may receive holdings information to assist in resolving technical difficulties with the application.	Ad hoc

Linedata Services, Inc.	None	Linedata is the software vendor for the LongView Trade Order Management System. Linedata may receive holdings information to assist in resolving technical difficulties with the application.	Ad hoc

JP Morgan	None	JP Morgan provides the High Yield team with peer group analysis reports for purposes of analyzing the portfolio.	Monthly

Malaspina Communications	None	Vendor uses to facilitate writing, publishing, and mailing Fund shareholder reports and communications including shareholder letter and management’s discussion of Fund performance.	Quarterly

Data Communique	None	Vendor uses to automate marketing materials. Vendor receives top holdings information to populate data in fact sheet templates.	Quarterly

Evare LLP	None	Evare obtains account information for purposes of standardizing and reformatting data according to the Advisor’s specifications for use in the reconciliation process.	Daily

Factset Data Systems, Inc.	None	FactSet provides quantitative analytics, charting and fundamental data to the Advisor. FactSet requires holdings information to provide the analytics.	Daily

RR Donnelly/WE Andrews	None	Printers for the Funds’ prospectuses, supplements, SAIs, fact sheets, and brochures.	Monthly

Merrill and Bowne	None	Printers for the Funds’ prospectuses, supplements, and SAIs.	Monthly

Merrill Corporation	None	Provides fulfillment of the Funds’ prospectuses, supplements, SAIs, and sales materials.	Monthly

Citigroup	None	Citigroup is the software vendor for Yield Book, an analytic software program. The Advisor uses Yield Book to perform ongoing risk analysis and management of certain fixed income Funds and fixed income separately managed accounts.	Daily

Mellon Analytical Solutions	None	Provides portfolio characteristics to assist in performance reviews and reporting.	Monthly

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INVESTMENT ADVISORY AND OTHER SERVICES

The Advisor and Investment Advisory Services

The Advisor (which is also the Administrator) has been a registered investment advisor since 1995. The Advisor is a wholly owned subsidiary of CMG, which is the primary investment division of Bank of America. The Advisor and CMG are located at 100 Federal Street, Boston MA 02110.

Services Provided

Pursuant to the terms of the Investment Advisory Agreement, the Advisor is responsible for the overall management and supervision of the investment management of each Fund. The Advisor performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

The Investment Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor’s obligations or duties thereunder, or any of its respective officers, directors, employees or agents, the Advisor shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Advisory Agreement became effective with respect to each Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Advisory Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Investment Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Advisor on 60 days’ written notice.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, shareholder servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing Fund prospectuses to shareholders. The Distributor pays the cost of printing and distributing all other prospectuses.

Advisory Fee Rates and Fees Paid

The Funds pay the Advisor an annual fee for its investment advisory services, as set forth in the Investment Advisory Agreement, and as shown in the section entitled Management of the Fund – Primary Service Providers in each Fund’s prospectus. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The Advisor also may pay amounts from its own assets to the Distributor or to selling or servicing agents for services they provide.

The Advisor received fees from the Funds for its services as reflected in the following chart, which shows the net advisory fees paid to the Advisor and the advisory fees waived/reimbursed by the Advisor, where applicable, for the three most recently completed fiscal periods.

Advisory Fees Paid by the Funds
Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
LifeGoal® Growth Portfolio
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$

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Advisory Fees Paid by the Funds
Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
LifeGoal® Balanced Growth Portfolio
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$
LifeGoal® Income and Growth Portfolio
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$
LifeGoal® Income Portfolio
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$

Portfolio Manager(s)

The following provides additional information about the portfolio manager(s) of the Advisor that are responsible for making the day-to-day investment decisions for the Funds, as identified in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus.

Compensation

As of the Funds’ most recent fiscal year end, the Advisor’s portfolio managers received all of their compensation from the Advisor and its parent company, CMG, in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups noted below, emphasizing the portfolio manager’s three and five year performance. The Advisor also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Performance Benchmarks
Portfolio Manager	Primary Benchmark(s)	Secondary Benchmark	Morningstar Category (Peer Group)
Vikram Kuriyan

The size of the overall bonus pool each year is determined by CMG and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor’s profitability for the year, which is influenced by assets under management.

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Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the portfolio manager(s) of the Advisor managed, as of March 31, 2007.

Other Accounts Managed by the Portfolio Manager(s)
Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Vikram Kuriyan (a)
Vikram Kuriyan (b)
Vikram Kuriyan (c)
Vikram Kuriyan (d)

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than LifeGoal Growth Portfolio.
(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than LifeGoal® Balanced Growth Portfolio.
(c)	“Other SEC-registered open-end and closed-end funds” represents funds other than LifeGoal® Income and Growth Portfolio.
(d)	“Other SEC-registered open-end and closed-end funds” represents funds other than LifeGoal® Income Portfolio.

The following table shows the number and assets of the above accounts (or portions of such accounts) for which the compensation of the Advisor’s portfolio manager(s) is based on performance, as of March 31, 2007, the Funds’ most recent fiscal year end.

Other Accounts Managed by the Portfolio Manager(s) for which Compensation is Based on Performance
Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Vikram Kuriyan (a)
Vikram Kuriyan (b)
Vikram Kuriyan (c)
Vikram Kuriyan (d)

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than LifeGoal Growth Portfolio.
(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than LifeGoal® Balanced Growth Portfolio.
(c)	“Other SEC-registered open-end and closed-end funds” represents funds other than LifeGoal® Income and Growth Portfolio.
(d)	“Other SEC-registered open-end and closed-end funds” represents funds other than LifeGoal® Income Portfolio.

Ownership of Securities

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the Advisor’s portfolio manager(s), as of March 31, 2007.

Portfolio Manager Ownership of the Columbia Funds Family as of March 31, 2007
Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
Vikram Kuriyan

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The Advisor’s Portfolio Managers and Potential Conflicts of Interests

Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Advisor and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Advisor’s Code of Ethics and certain limited exceptions, the Advisor’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of broker/ dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Advisor and the Funds have adopted compliance procedures that provide that any transactions between a Fund and another account managed by the Advisor are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. More rarely, a portfolio manager may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

A Fund’s portfolio manager(s) also may also other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. Many of the potential conflicts of interest to which the Advisor’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the Advisor and its affiliates. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Advisor and its affiliates.

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The Administrator

CMA (which is also the Advisor) serves as Administrator of the Funds.

Services Provided

Pursuant to the terms of the Administration Agreement, the Administrator has agreed to, among other things, (i) provide office space, equipment and clerical personnel; (ii) arrange, if desired by the Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund; (iii) prepare and, if applicable, file all documents required for compliance by each Fund with applicable laws and regulations; (iv) prepare agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; (v) coordinate and oversee the activities of each Fund’s other third party service providers; and (vi) maintain certain books and records of each Fund.

Administration Fee Rates and Fees Paid

The Administrator may receive fees as compensation for its services, which are computed daily and paid monthly, at the annual rates shown in the table below.

Administration Fee Rates
Fund	Administration Fee Rate, as a % of Average Daily Net Assets
LifeGoal® Growth Portfolio
LifeGoal® Balanced Growth Portfolio
LifeGoal® Income and Growth Portfolio
LifeGoal® Income Portfolio

The Administrator received fees from the Funds for its services as reflected in the following chart, which shows the net administration fees paid to the Administrator and the administration fees waived/reimbursed by the Administrator, where applicable, for the three most recently completed fiscal periods.

Administration Fees Paid by the Funds
Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
LifeGoal® Growth Portfolio	$	$	$
LifeGoal® Balanced Growth Portfolio	$	$	$
LifeGoal® Income and Growth Portfolio	$	$	$
LifeGoal® Income Portfolio	$	$	$

Pricing and Bookkeeping Services

CMA is responsible for providing certain pricing and bookkeeping services to the Funds.

Services Provided

Effective December 15, 2006, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with the Advisor pursuant to which the Advisor monitors, budgets and approves Fund expenses, provides oversight of the performance by State Street of accounting and financial reporting services, and provides services related to the Sarbanes-Oxley Act of 2002. Under the Services Agreement, the Funds reimburse the Advisor for out-of- pocket expenses, direct internal costs relating to fund accounting oversight, monitoring, budgeting and approving Fund expenses, and direct internal costs incurred in connection with the Sarbanes-Oxley Act of 2002.

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Also, effective December 15, 2006, the Funds entered into a Financial Reporting Services Agreement with the Advisor and State Street (the “Financial Reporting Services Agreement”) pursuant to which State Street provides certain financial reporting services, such as the preparation of a Fund’s financial information for shareholder reports and SEC filings. Also effective December 15, 2006, the Funds entered into an Accounting Services Agreement with the Advisor and State Street (together with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services, including but not limited to, the recording of general ledger entries and the calculation of daily expenses and income. Under the State Street Agreements, each Fund pays State Street annual fees for these services, payable monthly, totaling $38,000 plus an additional fee based on an annualized percentage rate of such Fund’s assets. Under the State Street Agreements, the fees payable to State Street will not exceed $140,000 annually in the aggregate for such Fund.

Prior to December 15, 2006, the Funds had a pricing and bookkeeping agreement and an amended Administration Agreement with the Administrator. Under these agreements, the Funds continued to receive substantially the same pricing, bookkeeping and administrative services as they received under the Administration Agreement prior to December 1, 2005.

Pricing and Bookkeeping Fee Rates and Fees Paid

For services provided under the Funds’ prior pricing and bookkeeping Agreement, the Funds paid to CMA, or to such other person(s) as CMA directed, an annual fee, payable monthly, consisting of: (i) a Fund accounting fee of $25,000 plus an additional monthly fee based on a Fund’s net asset value (the “Fund Accounting Fee”); and (ii) a financial reporting service of $13,000 (the “Financial Reporting Fee”). Additionally, the Funds bore certain reimbursable costs and expenses as provided in their prior pricing and bookkeeping agreement and the Administration Agreement. The aggregate Fund Accounting and Fund Reporting Fees could not exceed $140,000 (exclusive of out-of-pocket expenses and charges) for a Fund.

CMA and State Street received fees from the Funds for their services as reflected in the following chart, which shows the net pricing and bookkeeping fees paid to State Street under the Services Agreement and to CMA under the Funds’ prior pricing and bookkeeping agreement and the Administration Agreement for the three most recently completed fiscal years.

Pricing and Bookkeeping Fees Paid by the Funds
Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
LifeGoal® Growth Portfolio	$	$	$
LifeGoal® Balanced Growth Portfolio	$	$	$
LifeGoal® Income and Growth Portfolio	$	$	$
LifeGoal® Income Portfolio	$	$	$

The Principal Underwriter/Distributor

CMD is the Principal Underwriter and Distributor of the shares of the Funds. Its address is: One Financial Center, Boston, MA 02111.

Distribution Obligations

Pursuant to a Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent. Additionally, the Distributor has

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agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

The Distribution Agreement became effective with respect to a Fund after approved by its Board, and continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Distributor on 60 days’ written notice.

Underwriting Commissions

The following table shows the underwriting commissions paid to the Distributor by all Columbia Funds it serves, as well as amounts the Distributor retained, during the Funds’ three most recent fiscal years.

Underwriting Commissions Paid by the Columbia Funds
Fund	Amount Paid	Amount Retained by Distributor
Fiscal Year Ended March 31, 2007	$	$
Fiscal Year Ended March 31, 2006	$	$
Fiscal Year Ended March 31, 2005	$	$

The following table shows all commissions and other compensation received by the Distributor from each Fund for the fiscal year ended March 31, 2007.

Underwriting Commissions Paid by the Funds
Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
LifeGoal® Growth Portfolio	$	$	$	$
LifeGoal® Balanced Growth Portfolio	$	$	$	$
LifeGoal® Income and Growth Portfolio	$	$	$	$
LifeGoal® Income Portfolio	$	$	$	$

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     Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which is included as an exhibit to Part C of the Funds’ registration statement.

In many instances, the compensation paid to the Advisor and other Bank of America affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds’ assets under management. As the size of the Funds’ assets under management grows, so does the amount of compensation paid to the Advisor and other Bank of America affiliates for providing services to the Funds. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds’ prospectuses. As relevant, these conflicts of interest also are highlighted in account documentation and other disclosure materials of Bank of America affiliates that make available or offer the Columbia Funds in connection with their respective products and services. In addition, Part IA of the Advisor’s Form ADV, which it must file with the SEC as an investment advisor registered under the Investment Advisers Act of 1940, provides information about the Advisor’s business, assets under management, affiliates and potential conflicts of interest. Part IA of the Advisor’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Funds may arise from the financial services activities of Bank of America and its affiliates, including the investment advisory/management services it provides for clients and customers other than the Funds. In this regard, Bank of America is a major financial services company, engaged in a wide range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Bank of America and its affiliates involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. The following describes certain actual and potential conflicts of interest that may be presented.

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Bank of America and its Affiliates in Connection With Other Advised/Managed Funds and Accounts

The Advisor and other affiliates of Bank of America may advise or manage funds and accounts other than the Funds. In this regard, Bank of America and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Funds. The Advisor and Bank of America’s other investment advisor affiliates (including Marsico and Columbia Wanger Asset Management, L.P.) will give advice to and make decisions for all advised/managed funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Funds and the other advised/managed funds and accounts of Bank of America and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Bank of America and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Funds.

A variety of other actual and potential conflicts of interest may arise from the multi-advisory relationships of the Advisor and other Bank of America affiliates with other clients and customers. Advice given to a Fund and/or investment decisions made for a Fund by the Advisor or other Bank of America affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed funds and accounts. As a result, the performance of a Fund may differ from the performance of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates. Similarly, a position taken by Bank of America and its affiliates, including the Advisor, on behalf of other funds or accounts may be contrary to a position taken on behalf of a Fund. Moreover, Bank of America and its affiliates, including the Advisor, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which a Fund is invested. For example, a Fund may hold equity

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securities of a company while another advised/managed fund or account may hold debt securities of the same company. If the portfolio company were to experience financial difficulties, it might be in the best interest of the Fund for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Bank of America and its affiliates engage.

Investment transactions made on behalf of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates also may have a negative effect on the value, price or investment strategies of a Fund. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, a Fund and causes the Fund to experience less favorable trading results than it otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Advisor and other Bank of America affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as a Fund. In this situation, the allocation of, and competition for, investment opportunities among a Fund and other funds and/or accounts advised/managed by the Advisor or other Bank of America affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Advisor has adopted policies and procedures addressing the allocation of investment opportunities among the Funds and other funds and accounts advised by the Advisor and other affiliates of Bank of America. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Sharing of Information among Advised/Managed Accounts

Bank of America and its affiliates also may possess information that could be material to the management of a Fund and may not be able to or, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Bank of America and its affiliates generally will have no obligation to share any such information with the Funds. In general, employees of Bank of America and its affiliates, including the portfolio managers of the Advisor, will make investment decisions without regard to information otherwise known by other employees of Bank of America and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Bank of America and its affiliates. For example, if the Advisor or another Bank of America affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Soft Dollar Benefits

Certain products and services, commonly referred to as “soft dollar services,” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials) that the Advisor may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Fund.

Services Provided to Other Advised/Managed Accounts

Bank of America and its affiliates also may act as an investment advisor, investment manager, administrator, transfer agent, custodian, trustee, broker/dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation the Advisor, Distributor and Transfer Agent and other Bank of America affiliates could be greater than the compensation Bank of America and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, the Advisor, Distributor and Transfer Agent and other Bank of America affiliates may receive other benefits, including enhancement of new or existing business

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relationships. This compensation and/or the benefits that Bank of America and its affiliates may receive from other advised/managed funds and accounts and other relationships could potentially create incentives to favor other advised/managed funds and accounts over the Funds. Trades made by Bank of America and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Advisor and other Bank of America affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.

Proxy Voting

Similarly, while the Advisor endeavors to make all proxy voting decisions with respect to the possible interests of the Funds for which it is responsible in accordance with its proxy voting policies and procedures, the Advisor’s proxy voting decisions with respect to a Fund’s portfolio securities may nonetheless favor the interests of the other advised/managed funds and accounts, and/or clients, of Bank of America and its affiliates. The Advisor has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients, including the Funds, without any resulting benefit or detriment to the Advisor and/or its affiliates, including Bank of America and its affiliates. For more information about the Advisor’s proxy voting policies and procedures, see Investment Advisory and Other Services – Proxy Voting Policies and Procedures.

Certain Trading Activities

The directors/trustees, officers and employees of Bank of America and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to a Fund. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Bank of America and its affiliates will materially adversely affect the Funds, Bank of America and its affiliates have adopted policies and procedures, and the Funds, the Board, the Advisor and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services – Codes of Ethics.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, the Fund may enter into transactions in which Bank of America and/or its affiliates may have an interest that potentially conflicts with the interests of the Funds. For example, BAS may sell securities to a Fund from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements.

Investment Limitations Arising from Bank of America Activities

Regulatory restrictions applicable to Bank of America and its affiliates may limit the Funds’ investment activities in various ways. For example, regulations regarding certain industries, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, Bank of America and its affiliates also may be restricted in the securities that can be bought or sold for the Funds and other advised/managed funds and accounts because of the investment banking, lending or other relationships Bank of America and its affiliates have with the issuers of securities. This could happen, for example, if the Funds and/or other advised/managed funds and accounts desired to buy a security issued by a company for which Bank of America or its affiliates served as underwriter. The internal policies and procedures of Bank of America and its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict the Funds’ investment activities. A client not advised by Bank of America and its affiliates would not be subject to some of these considerations. See also About the Funds’ Investments – Certain Investment Activity Limits.

Actual and Potential Conflicts of Interest Related to Bank of America and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Funds

The lending, investment banking and other relationships that Bank of America and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory requirements, a Fund may invest (a) in the securities of Bank of America and/or its affiliates

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and/or in companies in which Bank of America and its affiliates have a lending, investment banking, equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Fund may enhance the profitability and the business interests of Bank of America and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Advisor of information derived from the non-investment advisory/management activities of Bank of America and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls) designed to implement legal and regulatory standards. Because of these limitations, Bank of America and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Advisor.

Actual and Potential Conflicts of Interest Related to Bank of America Affiliates’ Marketing and Use of the Funds as Investment Options

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may utilize the Funds as investment options. For example, the Funds may be offered as investments in connection with brokerage and other securities products offered by BAI, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as for other Columbia Funds structured as “funds of funds.” In addition, the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates. The Funds also may use the Columbia Money Market Funds for cash investment purposes. The use of the Funds in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are discussed in account documentation and other disclosure materials for the other products and services offered by Bank of America and its affiliates, where they are identified by a [Caution/Hand icon].

Bank of America and its affiliates, including the Advisor, may make payments to their affiliates in connection with the promotion and sale of the Funds’ shares, in addition to the sales-related and other compensation that these parties may receive from the Funds. As a general matter, personnel of Bank of America and its affiliates, including BAI, do not receive compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Advisor and other affiliates of Bank of America may receive for providing services to the Funds is generally based on the size of the Funds’ assets under management and those assets will grow as shares of the Funds are sold, potential conflicts of interest may be raised. See Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments for more information.

Other Services Provided

The Transfer Agent

CMS acts as Transfer Agent for each Fund’s shares and can be contacted at P.O. Box 8081, Boston, Massachusetts 02286-8081. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. Effective April 1, 2006, the Funds pay the Transfer Agent an annual transfer agency fee of $17.00 per account, payable monthly. In addition, the Funds may pay the Transfer Agent for the fees and expenses the Transfer Agent pays to third party dealer firms that maintain omnibus accounts with the Funds, subject to a cap equal to 0.11% of a Fund’s net assets represented by the account. The Funds also pay certain reimbursable out-of-pocket expenses to the Transfer Agent, and the Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and sell orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. For the period November 1, 2005 to March 31, 2006, the Funds paid the Transfer Agent an annual fee of $15.23 per account, payable monthly.

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The Transfer Agent retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Funds’ sub-transfer agent. BFDS/DST assists the Transfer Agent in carrying out its duties.

The Custodian

State Street, which is located at Two Avenue de Lafayette, LCC/4S, Boston, Massachusetts 02111 acts as the Funds’ Custodian. As Custodian, State Street is responsible for safeguarding the Funds’ cash and securities, receiving and delivering securities and collecting the Funds’ interest and dividends.

The Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, which is located at 125 High Street, Boston, MA 02110, is the Funds’ independent registered public accounting firm. The Funds issue unaudited financial statements semi-annually and audited financial statements annually. The annual financial statements for the Funds’ fiscal year ended March 31, 2007 have been audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Funds’ books and review its tax returns for the fiscal year ended March 31, 2008.

Counsel

Morrison & Foerster LLP serves as legal counsel to the Trust. Its address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.

Rule 12b-1 Plans

The Trust has adopted a Rule 12b-1, or distribution plan, for the Class A Shares, Class B Shares, Class C Shares and Class R Shares of the Funds that offer those classes. See Capital Stock and Other Securities for information about which Funds offer which classes of shares.

With respect to a Fund’s Class A Shares, the Trust has adopted a combined distribution and shareholder servicing plan. The Class A Distribution and Shareholder Servicing Plan and the Class A Distribution Plan provide that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide or to Servicing Agents for shareholder services they may provide, up to 0.25% (on an annualized basis) of the average daily net asset value of the Funds.

With respect to a Fund’s Class B Shares, the Trust has adopted a distribution plan. The Class B Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class B Shares of the Funds.

With respect to a Fund’s Class C Shares, the Trust has adopted a distribution plan. The Class C Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class C Shares of the Funds.

With respect to a Fund’s Class R Shares, the Trust has adopted a distribution plan. The Class R Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.50% (on an annualized basis) of the average daily net asset value of the Class R Shares of the Funds.

Payments under the Class A Distribution and Servicing Plan, the Class A Distribution Plan, the Class B Distribution Plan and the Class C Distribution Plan generally may be made with respect to the following: (i) preparation, printing and distribution of prospectuses, sales literature and advertising materials; (ii) commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to

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distribution or sales support activities, respectively; (iii) overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iv) opportunity costs relating to the foregoing (which may be calculated as a carrying charge on the Distributor’s or Selling Agents’ unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and (v) any other costs and expenses relating to distribution or sales support activities.

All of the Distribution Plans may be terminated with respect to their respective shares by vote of a majority of the Trustees, including a majority of the Independent Board Members, or by vote of a majority of the holders of the outstanding voting securities of the appropriate share class. Any change in a Rule 12b-1 Plan that would increase materially the distribution expenses paid by the appropriate share class requires shareholder approval.

Expenses incurred by the Distributor pursuant to a Distribution Plan in any given year may exceed the sum of the fees received under the Distribution Plan. Any such excess may be recovered by the Distributor in future years so long as the Distribution Plan is in effect. If the Distribution Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund. There were no unreimbursed expenses incurred under any of the Distribution Plans in the previous fiscal year to be carried over to the current fiscal year.

The Funds participate in joint distribution activities with other Funds in the Columbia Funds Family. The fees paid under each Distribution Plan adopted by a Fund may be used to finance the distribution of the shares of other Funds in the Columbia Funds Family. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

During the most recently completed fiscal year, the Distributor received distribution and service fees from the Funds for its services as reflected in the following chart. The Trust is not aware as to what amount, if any, of the Rule 12b-1 fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel or interest, carrying or other financing charges.

Rule 12b-1 Fees Paid by the Funds for the Fiscal Year Ended March 31, 2007
Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares
LifeGoal® Growth Portfolio
Amount Paid	$	$	$	$
Amount Waive/Reimbursed	$	$	$	$
LifeGoal® Balanced Growth Portfolio
Amount Paid	$	$	$	$
Amount Waive/Reimbursed	$	$	$	$
LifeGoal® Income and Growth Portfolio
Amount Paid	$	$	$	$
Amount Waive/Reimbursed	$	$	$	$
LifeGoal® Income Portfolio
Amount Paid	$	$	$	$
Amount Waive/Reimbursed	$	$	$	$

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Expense Limitations

CMA (or its predecessor) and/or CMD has committed to: (i) waive investment advisory fees and/or administration fees payable to it; and (ii) limit certain Fund level expenses to the extent necessary to maintain the expense ratios (through fee waivers or expense reimbursements) reflected in the schedules below.

Fund Level Expense Commitment* - Period from [ ] to [ ]

Fund

*	Waivers of advisory and/or administration fees and/or other expense reimbursements will result in the listed fund level expense commitments (excluding 12b-1 distribution/shareholder servicing/shareholder administration fees and the Board approved class specific account expense relating to R Shares).
**	CMA and CMD are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Codes of Ethics

The Funds, the Advisor and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j-1. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be bought or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room and may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at http://www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Proxy Voting Policies and Procedures

The Funds have delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Funds. In deciding to delegate this responsibility to the Advisor, the Board reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Funds and their shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor’s policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Funds and their shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer’s securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Funds. The Advisor determines the best interest of a Fund in light of the potential economic return on the Fund’s investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor’s Proxy Committee determines the vote in the best interest of the Funds, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor’s Proxy Committee is composed of representatives of the Advisor’s equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor’s proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer’s securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the

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interest of the client in terms of the potential economic return on the client’s investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Glass-Lewis & Co., a third party vendor, to implement its proxy voting process. Glass-Lewis & Co. provides proxy analysis, record keeping services and vote disclosure services.

Information regarding how the Funds (except certain Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (1) through the Funds’ website at www.columbiafunds.com; and (2) on the SEC’s website at www.sec.gov. For a copy of the Advisor’s policies and procedures that are used to determine how to vote proxies relating to portfolio securities held by the Funds, see Appendix B to this SAI.

Expenses Paid by Third Parties

The Distributor and the Administrator furnish, without additional cost to the Trust, the services of certain officers of the Trust and such other personnel (other than the personnel of the Advisor or the investment sub-advisor(s), if any) as are required for the proper conduct of the Trust’s affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Trust’s shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Distribution Plans of each Fund, sales-related expenses incurred by the Distributor may be reimbursed by the Trust.

The Trust pays or causes to be paid all other expenses of the Trust, including, without limitation: the fees of the Advisor, the Distributor and the Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Trust for the safekeeping of its cash, Fund securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Trust; brokerage commissions chargeable to the Trust in connection with Fund securities transactions to which the Trust is a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Trust to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Trust and its Funds’ shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of typesetting prospectuses and statements of additional information of the Trust (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Trust’s shareholders; all expenses of shareholders’ and Trustee meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Trust’s shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relating to the Trust; membership dues of industry associations; interest payable on Trust borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Trust which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Trust’s operation unless otherwise explicitly assumed by the Advisor) or the Administrator.

Expenses of the Trust which are not attributable to the operations of any class of shares or Fund are pro-rated among all classes of shares or Fund based upon the relative net assets of each class or Fund. Expenses which are not directly attributable to a specific class of shares but are attributable to a specific Fund are prorated among all the classes of shares of such Fund based upon the relative net assets of each such class of shares. Expenses which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

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FUND GOVERNANCE

The Board

Responsibilities

The Board oversees the Trust and the Funds. The Trustees are charged with the fiduciary duty of protecting shareholders’ interests when supervising and overseeing the management and operations of the Trust and have the responsibility of assuring that the Trust’s Funds are managed in the best interests of shareholders. The following table provides basic information about the Trustees as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Independent Trustee Biographical Information
Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected to a Board in the Columbia Funds Complex	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee
Edward J. Boudreau, Jr. (Born 1944) Trustee	Indefinite term; Trustee since January 2005	Managing Director – E.J. Boudreau & Associates (consulting), through current	79	None

William P. Carmichael (Born 1943) Trustee and Chairman of the Board	Indefinite term; Trustee since 1999	Retired	79	Director – Cobra Electronics Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)
William A. Hawkins (Born 1942) Trustee	Indefinite term; Trustee since January 2005	President, Retail Banking – IndyMac Bancorp, Inc., from September 1999 to August 2003; Retired	79	None

R. Glenn Hilliard (Born 1943) Trustee	Indefinite term; Trustee since January 2005	Chairman and Chief Executive Officer – Hilliard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer – ING Americas, from 1999 to April 2003; and Non-Executive Director & Chairman – Conseco, Inc. (insurance), from September 2004 through current	79	Director – Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

Minor M. Shaw (Born 1947) Trustee	Indefinite term; Trustee since 2003	President – Micco Corporation and Mickel Investment Group	79	Board Member – Piedmont Natural Gas

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Standing Committees

The Trust has three standing committees, including the Audit Committee, the Governance Committee and the Investment Committee.

The function of the Audit Committee is oversight. Management (which generally means the appropriate officers of a Company, and a Fund’s investment advisor(s), administrator(s) and other key service providers (other than the independent public accountant)) is primarily responsible for the preparation the financial statements of each Fund, and the independent public accountants are responsible for auditing those financial statements. Management also is responsible for maintaining appropriate systems for accounting and “internal controls over financial reporting” (as such term is defined in Rule 30a-3 under the 1940 Act), and the independent public accountants are primarily responsible for considering such internal controls over financial reporting in connection with their financial statement audits. While each Audit Committee has the duties and powers set forth in the Audit Committee charter, each Audit Committee is not responsible for planning or conducting any Fund audit or for determining whether a Fund’s financial statements are complete and accurate and are in accordance with generally accepted accounting principles.

The Audit Committee has, among other things, specific power and responsibility to: (i) oversee its Funds’ accounting and financial reporting processes and practices, its internal controls over financial reporting and, as appropriate, the internal controls over financial reporting of key service providers; (ii) approve, and recommend to the full Board for its approval in accordance with applicable law, the selection and appointment of an independent auditor for each Fund prior to the engagement of such independent auditor; (iii) pre-approve all audit and non-audit services provided to each Fund by its independent auditor, directly or by establishing pre-approval policies and procedures pursuant to which such services may be rendered, provided however, that the policies and procedures are detailed as to the particular service and the Audit Committee is informed of each service, and such policies do not include the delegation to management of the Audit Committee’s responsibilities under the 1934 Act or applicable rules or listing requirements; and (iv) pre-approve all non-audit services provided by a Fund’s independent auditor to the Fund’s investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund. Each Trustee is a member of the Audit Committee. The Audit Committee members are all not “interested” persons (as defined in the 1940 Act). The Audit Committee met on [            ] occasions during the last fiscal year.

The primary responsibilities of the Governance Committee include, as set forth in its charter: (i) nominating Independent Trustees; (ii) addressing matters relating to compensation of Trustees who are not current directors, officers or employees of a Fund’s investment advisor or sub-advisor or any control affiliate thereof, including deferred compensation and retirement policies; and (iii) evaluating each Board and its committee structure as often as it deems necessary or desirable to determine whether each is functioning effectively. Each Governance Committee shall determine the nature of the evaluation and its role therein in its sole discretion. Each Trustee is a member of the Governance Committee. The Governance Committee met on [            ] occasions during the last fiscal year.

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The primary responsibilities of the Investment Committee are, as set forth in its charter, to assist the Board in carrying out its oversight responsibilities in specific areas of investment management, both by acting as liaison between the full Board and the Advisor on investment matters, and by acting on behalf of the Board, on an interim basis, on investment issues in non-recurring or extraordinary circumstances when it is impractical to convene a meeting of the full Board. In carrying out these general responsibilities, the Investment Committee assists the Board in connection with issues relating to: the investment policies and procedures adopted for the Funds; appropriate performance benchmarks and other comparative issues; portfolio management staffing and other personnel issues of the Advisor; investment related compliance issues; possible exemptive applications or other relief necessary or appropriate with respect to investment matters; and other investment related matters referred from time to time to the Committee by the full Board. The Committee reports its activities to the full Board on a regular basis and is responsible for making such recommendations with respect to the matters described above and other matters as the Committee may deem necessary or appropriate. Each Trustee is a member of the Investment Committee. The Investment Committee met on [            ] occasions during the last fiscal year.

Compensation

Trustees are compensated for their services to the Columbia Funds Family on a complex-wide basis, and not on a per registered investment company or per Fund basis, as shown in the table below.

Independent Trustee Compensation for the Fiscal Year Ended March 31, 2007
Name of Trustee	Aggregate Compensation from the Trust (a)	Total Compensation from the Columbia Funds Complex Paid to Independent Trustees (b),(c)
Edward J. Boudreau, Jr.
William P. Carmichael
Minor M. Shaw
R. Glenn Hilliard
William A. Hawkins

(a)	All Trustees receive reasonable reimbursements for expenses related to their attendance at meetings of the Board, which [is/is not] included in the amounts shown.
(b)	The Trustees received compensation from [ ] investment companies that are deemed to be part of the Columbia Funds Complex: the Trust, [ ].
(c)	Total compensation amounts include deferred compensation payable to or accrued to the following Trustees:

Columbia Funds Deferred Compensation Plan

Under the terms of the Columbia Funds Deferred Compensation Plan for Eligible Trustees (the Deferred Compensation Plan), each Trustee may elect, on an annual basis, to defer all or any portion of the annual Board fees (including the annual retainer and all attendance fees) payable to the Trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring Trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Funds. Distributions from the deferring Trustees’ deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten years beginning on the first day of the first calendar quarter following the later of the quarter in which the Trustee attains age 65 or the quarter in which the Trustee terminates service as Trustee of the Funds. The Board, in its sole discretion, may accelerate or extend such payments after a Trustee’s termination of service. If a deferring Trustee dies prior to the commencement of the distribution of amounts in his/her deferral account, the balance of the deferral account will be distributed to his/her designated beneficiary in a lump sum as soon as practicable after the Trustee’s death. If a deferring Trustee dies after the commencement of such distribution, but prior to the complete distribution of his/her deferral account, the balance of the amounts credited to his/her deferral account will be distributed to his/her designated beneficiary over the remaining period during which such amounts were distributable to the Trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way and deferring Trustees have the status of unsecured creditors of the Trust.

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Beneficial Equity Ownership

As of the date of this SAI, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of each class of shares of each Fund. The table below shows for each Trustee the amount of Fund equity securities beneficially owned by the Trustee and the aggregate value of all investments in equity securities of the Columbia Funds Family, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2006
Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family
Edward J. Boudreau, Jr.
William P. Carmichael
Minor M. Shaw
R. Glenn Hilliard
William A. Hawkins

The Officers

The following table provides basic information about the Officers of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Officer is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02110.

Officer Biographical Information
Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Christopher L. Wilson (Born 1957) One Financial Center Boston, MA 02110	President and Chief Executive Officer	2004	President – Columbia Funds, since October 2004; Managing Director – Columbia Management Advisors, LLC, since September 2004; Senior Vice President – Columbia Management Distributors, Inc., since January 2005; Director – Columbia Management Services, Inc., since January 2005; Director – Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director – FIM Funding, Inc., since January 2005; President and Chief Executive Officer – CDC IXIS AM Services, Inc. (asset management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America-affiliated entities, including other registered and unregistered funds

James R. Bordewick, Jr. (Born 1959) One Financial Center Boston, MA 02110	Senior Vice President, Secretary and Chief Legal Officer	2006	Associate General Counsel, Bank of America, since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management prior to April 2005

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Officer Biographical Information
Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
J. Kevin Connaughton (Born 1964) One Financial Center Boston, MA 02110	Senior Vice President, Chief Financial Officer and Treasurer	2004	Vice President – Columbia Management Advisors, Inc., since April 2003; President – Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer – Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004 – Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds

Linda J. Wondrack (Born 1964) 100 Federal Street Boston, MA 02110	Senior Vice President and Chief Compliance Officer	2007	Director of the Advisor and Bank of America Investment Product Group Compliance since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management from August 2004 to May 2005; Managing Director, Deutsche Asset Management prior to August 2004

Michael G. Clarke (Born 1969) One Financial Center Boston, MA 02110	Chief Accounting Officer and Assistant Treasurer	2004	Director of Fund Administration since January 2006; Managing Director of the Advisor from September 2004 to December 2005; Vice President of Fund Administration from June 2002 to September 2004; Vice President of Product Strategy and Development prior to September 2004

Stephen T. Welsh (Born 1957) One Financial Center Boston, MA 02110	Vice President	2004	President – Columbia Management Services, Inc. since July 2004; Senior Vice President and Controller – Columbia Management Services, Inc. prior to July 2004

Barry S. Vallan (Born 1969) One Financial Center Boston, MA 02110	Controller	2006	Vice President – Fund Treasury of the Advisor since October 2004: Vice President – Trustee Reporting from April 2002 to October 2004; Management Consultant, PwC (independent registered accounting firm) prior to 2002

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BROKERAGE ALLOCATION AND OTHER PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

Subject to policies established by the Board, the Advisor (or the investment sub-advisor(s) who make the day-to-day decisions for a Fund, as applicable) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of a Fund’s securities transactions, and for the allocation of brokerage in connection with such transactions. The Advisor’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities generally are traded on a “net” basis with dealers acting as principal for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are bought at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be bought directly from an issuer, in which case no commissions or discounts are paid.

The Funds are affiliated with the NYSE specialist firm Fleet Specialist, Inc. In order to ensure that markets are fair, orderly and competitive, NYSE specialist firms are responsible for maintaining a liquid and continuous two-sided auction market by acting as both an agent and a principal. Specialists are entrusted to hold the interest of customer orders above the specialist’s own interest and will buy and sell securities as principal when such transactions are necessary to minimize imbalances between supply and demand. Fleet Specialist, Inc. may make a market in certain securities held by the Funds.

In placing orders for portfolio securities of a Fund, the Advisor gives primary consideration to obtaining the most favorable price and efficient execution. This means that the Advisor will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Advisor will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instant and other transactions, and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Advisor’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Advisor and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services also may include the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

The outside research is useful to the Advisor since, in certain instances, the broker/dealers utilized by the Advisor may follow a different universe of securities issuers and other matters than the Advisor’s staff can follow. In addition, this research provides the Advisor with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Advisor. Research services that are provided to the Advisor by broker/dealers are available for the benefit of all accounts managed or advised by the Advisor. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Advisor is of the opinion that because the broker/dealer research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that the Advisor would have bought any such research services had such services not been provided by broker/dealers, the expenses of such services to the Advisor could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the Advisor with clients other than the Funds. Similarly, any research services received by the Advisor through the placement of transactions of other clients may be of value to the Advisor in fulfilling its obligations to the Funds. The Advisor is of the opinion that this material is beneficial in

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supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Advisor’s investment advice. The advisory fees paid by the Trust are not reduced because the Advisor receives such services.

Under Section 28(e) of the 1934 Act, the Advisor shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Advisor must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Advisor’s clients, including the Funds.

Commission rates are established pursuant to negotiations with broker/dealers based on the quality and quantity of execution services provided by broker/dealers in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions that generally are fixed. Transactions in both foreign and domestic over-the-counter markets generally are principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Advisor, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain instances there may be securities that are suitable for more than one Fund as well as for one or more of the other clients of the Advisor. Investment decisions for each Fund and for the Advisor’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are engaged simultaneously in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction that may affect a Fund.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund’s interests.

The Trust will not execute portfolio transactions through, or buy or sell portfolio securities from or to, the Distributor, the Advisor, the Administrator, or their affiliates, acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Advisor is authorized to allocate buy and sell orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions that are affiliated with Bank of America. To the extent that a Fund executes any securities trades with an affiliate of Bank of America, the Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that the Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (a) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker/dealer; (b) the affiliated broker/dealer charged the Fund commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker/dealer in question; and (c) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

Certain affiliates of Bank of America, such as its subsidiary banks, may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds

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bought by certain of the Funds. Bank of America or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, the Funds may buy securities from a member of an underwriting syndicate in which an affiliate of Bank of America is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to the Rule.

Particularly given the breadth of the Advisor’s investment management activities, investment decisions for each Fund are not always made independently from those for the other Funds, or other investment companies and accounts advised or managed by the Advisor. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Funds and another investment portfolio, investment company, or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to each Fund and such other investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or bought for the Funds with those to be sold or bought for other investment portfolios, investment companies, or accounts in executing transactions.

See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following tables describe the types and amounts of brokerage commissions paid by the Funds during their three most recently completed fiscal years. In certain instances the Funds may pay brokerage commissions to broker/dealers that are affiliates of Bank of America. As indicated above, all such transactions involving the payment of brokerage commissions are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Funds
Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
LifeGoal® Growth Portfolio
LifeGoal® Balanced Growth Portfolio
LifeGoal® Income and Growth Portfolio
LifeGoal® Income Portfolio

The Funds have paid brokerage commissions to the indicated affiliated broker/dealers for the fiscal year ended March 31, 2007 as shown in the table below.

Brokerage Commissions Paid by the Funds to Affiliated Broker/Dealers as of March 31, 2007
Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission	Percentage of Aggregate Brokerage Commissions Paid to Broker/Dealer	Percentage of Aggregate Brokerage Transactions Effected through Broker/Dealer
LifeGoal® Growth Portfolio
LifeGoal® Balanced Growth Portfolio
LifeGoal® Income and Growth Portfolio
LifeGoal® Income Portfolio

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The Funds have paid brokerage commissions to the indicated affiliated broker/dealers for the fiscal year ended March 31, 2006 as shown in the table below.

Brokerage Commissions Paid by the Funds to Affiliated Broker/Dealers as of March 31, 2006
Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission
LifeGoal® Growth Portfolio
LifeGoal® Balanced Growth Portfolio
LifeGoal® Income and Growth Portfolio
LifeGoal® Income Portfolio

The following Funds have paid brokerage commissions to the indicated affiliated broker/dealers for the fiscal year ended March 31, 2005 as shown in the table below.

Brokerage Commissions Paid by the Funds to Affiliated Broker/Dealers as of March 31, 2005
Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission
LifeGoal® Growth Portfolio
LifeGoal® Balanced Growth Portfolio
LifeGoal® Income and Growth Portfolio
LifeGoal® Income Portfolio

Directed Brokerage

A Fund or the Advisor, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Fund’s brokerage transactions to a broker/dealer because of the research services it provides the Fund or the Advisor.

During the fiscal year ended March 31, 2007, no Fund directed brokerage transactions.

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Securities of Regular Broker/Dealers

In certain cases, the Funds, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Advisor uses to transact brokerage for the Columbia Funds Family.

As of March 31, 2007, the Funds owned securities of its “regular brokers or dealers” or their parents, as defined in Rule 10b-1 of the 1940 Act, as shown in the table below.

Investments in Securities of Regular Broker/Dealers as of March 31, 2007
Fund	Broker/Dealer	Dollar Amount of Securities Held
LifeGoal® Growth Portfolio
LifeGoal® Balanced Growth Portfolio
LifeGoal® Income and Growth Portfolio
LifeGoal® Income Portfolio

Additional Shareholder Servicing Payments

The Funds, along with the Transfer Agent and/or the Distributor may pay significant amounts to financial intermediaries (as defined below), including other Bank of America affiliates, for providing the types of services that would typically be provided directly by a Fund’s transfer agent. The level of payments made to financial intermediaries may vary. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Fund through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support (additional shareholder services). These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the total Fund assets in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of total Fund assets in the program on an annual basis for those classes of shares that do not pay service fees pursuant to a Rule 12b-1 Plan. As of September 1, 2005, the Board has authorized the Funds to pay up to 0.11% of this amount. Such payments will be made by a Fund to the Transfer Agent who will in turn make payments to the financial intermediary for the provision of such additional shareholder services. The Fund’s Transfer Agent, Distributor or their affiliates will pay, from their own resources, amounts in excess of the amount paid by the Fund to financial intermediaries in connection with the provision of these additional shareholder services and other services (See Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments for more information including a list of the financial intermediaries, as of the date of this SAI, receiving such payments).

For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Funds also may make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

Additional Financial Intermediary Payments

Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described below under Brokerage Allocation and Other Practices – Shareholder Servicing Payments. For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

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The Distributor and other Bank of America affiliates may pay additional compensation to selected financial intermediaries, including other Bank of America affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary also may receive payments described above in Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, the Distributor and other Bank of America affiliates may consider a number of factors, including, without limitation, asset mix and length or relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as described more fully below), and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

These additional payments by the Distributor and other Bank of America affiliates are made pursuant to agreements between the Distributor and other Bank of America affiliates and financial intermediaries and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales, or the distribution (Rule 12b-1) fees and expenses paid by the Fund as shown under the heading Fees and Expenses in the Fund’s prospectus.

Marketing Support Payments

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying a Fund as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing, and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

While the financial arrangements may vary for each financial intermediary, the marketing support payments to each financial intermediary generally are expected to be between 0.05% and 0.35% (between 0.03% and 0.12% in the case of the Money Market Funds) on an annual basis for payments based on average net assets of the Columbia Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds (other than the Money Market Funds) attributable to the financial intermediary. The Distributor and other Bank of America affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make marketing support payments to the financial intermediaries or their affiliates shown below.

Recipients of Marketing Support Payments from the Distributor and/or other Bank of America affiliates
• G. Edwards & Sons, Inc. • AIG Advisor Group • Ameriprise Financial Services, Inc. • AXA Advisors, LLC	• Linsco/Private Ledger Corp. (LPL) • Mellon Financial Markets, LLC • Merrill Lynch, Pierce, Fenner & Smith Incorporated • Money Market One

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Recipients of Marketing Support Payments from the Distributor and/or other Bank of America affiliates

•        Banc of America Securities LLC

•        Banc of America Securities Limited

•        Bank of America, N.A.

•        Bank of New York

•        Bear Stearns Securities Corporation

•        BMO Nesbitt Burns

•        Brown Brothers Harriman & Co.

•        Chicago Mercantile Exchange

•        Citicorp Investment Services

•        Citigroup Global Markets Inc.

•        Commonwealth Financial Network

•        Custodial Trust Company

•        FAS Corp.

•        Fidelity Brokerage Services, Inc.

•        FinancialOxygen, Inc.

•        Genworth Financial, Inc.

•        Goldman, Sachs & Co.

•        Harris Corp.

•        Huntington Capital Corp.

•        Independent Financial Markets Group, Inc.

•        ING Group

•        J.J.B. Hilliard, W.L. Lyons, Inc.

•        Lincoln Financial Advisors Corp.

•        Morgan Stanley & Co. Incorporated

•        National Financial Services LLC

•        New York State Deferred Compensation Board

•        Pershing LLC

•        PNC Bank, N.A.

•        Raymond James & Associates, Inc.

•        Raymond James Financial Services, Inc.

•        Security Benefit Life Insurance Company

•        SEI Investments Inc.

•        SVB Securities

•        Silicon Valley Bank

•        Summit Bank

•        Sungard Institutional Brokerage Inc.

•        Sun Life Assurance Company of Canada

•        TIAA-CREF Life Insurance Company

•        Transamerica Corporation

•        UBS Financial Services Inc.

•        US Bank National Association

•        Wachovia Securities LLC

•        Webster Investment Services, Inc.

•        Wells Fargo Management LLC

•        Wells Fargo Corporate Trust Services

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Shareholder Servicing Payments

The Distributor and other Bank of America affiliates may also make payments to certain financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for a variety of services they provide to such programs. These amounts are in addition to amounts that may be paid on behalf of the Funds (see Brokerage Allocation and Other Practices – Additional Shareholder Servicing Payments) and may be in addition to the marketing support payments paid by the Distributor described above. A financial intermediary may perform program services itself or may arrange with a third party to perform program services. These shareholder services may include sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. Payments by the Distributor and other Bank of America affiliates for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the total Fund assets in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of total Fund assets in the program on an annual basis for those classes of shares that do not pay service fees pursuant to a Rule 12b-1 Plan. In addition, the Distributor and other Bank of America affiliates may make lump sum payments to selected financial intermediaries receiving shareholder servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Funds on the financial intermediary’s system or other similar services.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make shareholder servicing payments to the financial intermediaries or their affiliates shown below.

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Recipients of Shareholder Servicing Payments from the Distributor and/or other Bank of America affiliates

•        ABR Retirement Plan Services, Inc.

•        ACS HR Solutions LLC

•        ADP Retirement Services

•        American Century Investments

•        Ameriprise Financial Services, Inc.

•        AMG Service Corp.

•        AST Trust Company

•        Benefit Plan Administrators

•        Bisys Retirement Services

•        Ceridian Retirement Plan Services

•        Charles Schwab & Co.

•        Citigroup Global Markets Inc.

•        CitiStreet LLC

•        City National Bank

•        CNA Trust Corporation

•        Compensation & Capital Administrative Services, Inc.

•        CompuSys Erisa Group of Companies

•        Crown Point Trust Company

•        Daily Access Concepts, Inc.

•        Digital Retirement Solutions

•        Edgewood Services, Inc.

•        E*Trade Group, Inc.

•        ExpertPlan

•        Fidelity Investments Institutional Operations Co.

•        Fiserv Trust Company

•        Great West Life & Annuity Co.

•        GWFS Equities, Inc.

•        Hartford Life Insurance Company

•        Hewitt Associates LLC

•        Invesmart, Inc.

•        John Hancock Life Insurance Company (USA)

•        John Hancock Life Insurance Company of New York

•        JP Morgan Retirement Plan Services LLC

•        Lincoln Financial Group

•        Linsco/Private Ledger Corp.

•        M&T Securities, Inc.

•        Marquette Trust Company

•        Massachusetts Mutual Life Insurance Company

•        Matrix Settlement & Clearance Services

•        Mercer HR Services, LLC

•        Merrill Lynch, Pierce, Fenner & Smith Incorporated

•        Mid Atlantic Capital Corporation

•        National Deferred Compensation, Inc.

•        National Investor Services Corp.

•        Nationwide Investment Services

•        New York State Deferred Compensation, Inc.

•        NYLife Distributors LLC

•        PNC Advisors

•        Princeton Retirement Group

•        RBC Dain Rauscher Inc.

•        Robert W. Baird & Co., Inc.

•        Stanton Trust

•        Strong Funds Distributors, Inc.

•        Sungard Investment Products, Inc.

•        The 401k Company

•        T. Rowe Price Group, Inc.

•        The Gem Group, L.P.

•        The Principal Financial Group

•        The Vanguard Group, Inc.

•        Unified Trust Company, N.A.

•        Wachovia Securities, LLC

•        Wells Fargo Bank, N.A.

•        Wells Fargo Funds Management, LLC

•        Wespac Plan Services, Inc.

•        Wilmington Trust Corporation

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments

From time to time, the Distributor, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of a Fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the NASD. Such compensation provided by the Distributor may include financial assistance to financial intermediaries that enable the Distributor to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment, and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides

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regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest for more information.

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CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Funds offer shares in the classes shown in the table below. Subject to certain limited exceptions discussed in a Fund’s prospectus(es), a Fund may no longer be accepting new investments from current shareholders or prospective investors. The Trust, however, may at any time and without notice, offer any of these classes to the general public for investment.

The Trust’s Amended and Restated Declaration of Trust (Declaration of Trust) permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts, because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Share Classes Offered by the Funds
Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class Z Shares
LifeGoal® Growth Portfolio	✓	✓	✓	✓	✓
LifeGoal® Balanced Growth Portfolio	✓	✓	✓	✓	✓
LifeGoal® Income and Growth Portfolio	✓	✓	✓	✓	✓
LifeGoal® Income Portfolio	✓	✓	✓		✓

Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of a Fund’s shares, other than the possible future termination of the Fund. The Fund may be terminated by reorganization into another mutual fund or by liquidation and distribution of its assets. Unless terminated by reorganization or liquidation, the Fund will continue indefinitely.

Shareholder Liability

The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Fund will not be personally liable for payment of the Fund’s debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

Dividend Rights

The shareholders of a Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of such Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

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Voting Rights and Shareholder Meetings

Shareholders have the power to vote only as expressly granted under the 1940 Act or under Delaware statutory trust law. Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements and principal underwriting agreements; (iii) approve a change in subclassification of a Fund; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant.

With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund is required by law or where the matter involved only affects one Fund. For example, a change in the Fund’s fundamental investment policy affects only one Fund and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an Investment Advisory Agreement or Investment Sub-Advisory Agreement, since it only affects one Fund, is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Funds. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or a Fund, shareholders of the Fund are entitled to receive the assets attributable to the relevant class of shares of the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Conversion Rights

Shareholders have the right, which is subject to change by the Board, to convert or “exchange” shares of one class for another. Such right is outlined and subject to certain conditions set forth in the Funds’ prospectuses.

Redemptions

Each Fund’s dividend, distribution and redemption policies can be found in its prospectus under the headings Buying, Selling and Exchanging Shares and Distributions and Taxes. However, the Board may suspend the right of shareholders to sell shares when permitted or required to do so by law, or compel sales of shares in certain cases.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessment

All Fund shares are issued in uncertificated form only, and when issued will be fully paid and non-assessable by the Trust.

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PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase, Redemption and Exchange

An investor may buy, sell and exchange shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds’ prospectuses. The following information supplements that which can be found in the Funds’ prospectuses.

Purchases and Redemptions

The Funds have authorized one or more broker/dealers to accept buy and sell orders on the Funds’ behalf. These broker/dealers are authorized to designate other intermediaries to accept buy and sell orders on the Funds’ behalf. A Fund will be deemed to have received a buy or sell order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, accepts the order. Customer orders will be priced at the Fund’s net asset value next computed after they are accepted by an authorized broker/dealer or the broker’s authorized designee.

The Trust also may make payment for sales in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; (d) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Front-End Sales Charge Waivers

The investors listed below can buy Class A shares without paying a front-end sales charge.

•	Employees of Bank of America (and its predecessors), its affiliates and subsidiaries.

•	Trustees of funds advised or administered by the Advisor.

•	Directors, officers and employees of the Advisor, the Distributor, or its successors, any investment sub-advisor and companies affiliated with the Advisor.

•	Registered representatives and employees of selling and servicing agents (including their affiliates) that are parties to dealer agreements or other sales arrangements with the Distributor.

•	Broker/dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes.

•	Employees or partners of any contractual service provider to the Columbia Funds.

•	Families of the parties listed above and their beneficial accounts. Family members include: spouses, parents, stepparents, legal guardians, children, stepchildren, father-in-laws and mother-in-laws.

•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only.

•	Banks, trust companies and thrift institutions, acting as fiduciaries.

•

Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may buy Class A shares of any Fund without paying a front-end sales charge in those cases where a Columbia Fund Class Z share is not available.

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•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

•

Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be bought at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with the Distributor pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

•	Certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

•

Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain Columbia Funds may also be bought at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with the Distributor pursuant to which the Columbia Funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

•

Investors investing all or a portion of the proceeds received in connection with the liquidation of Colonial Insured Municipal Fund may purchase Class A shares with such proceeds without paying a front-end sales charge, provided that the proceeds are invested in Class A shares of the funds within 90 days of May 25, 2007, the record date for the liquidating distribution (i.e., by August 23, 2007). To purchase Class A shares of the funds without a front-end load, investors must notify the Fund’s transfer agent, Columbia Management Services, Inc., at or prior to the time of purchase, that such purchase of Class A shares of the funds represents all or a portion of the investor’s proceeds received from the liquidation of Colonial Insured Municipal Fund.

•

At the Fund’s discretion, front-end sales charges may be waived to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Columbia Funds are a party.

Investors can also buy Class A shares without paying a sales charge if they buy the shares within 365 days of selling Class A shares of the same Fund. This is called the reinstatement privilege and allows investors to invest up to the amount of the sale proceeds. The reinstatement privilege does not apply to any shares bought through a previous reinstatement. The Transfer Agent, the Distributor or their agents must receive written reinstatement requests within 365 days after shares are sold.

Contingent Deferred Sales Charges (Class A, Class B and Class C Shares)

Shareholders won’t pay a CDSC on the following transactions:

Death: CDSCs may be waived on sales following the death of: (1) the sole shareholder on an individual account; (2) a joint tenant where the surviving joint tenant is the deceased’s spouse; or (3) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfer to Minors Act (UTMA) or other custodial account.

If the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any sale from the estate account. If the account is transferred to a new registration and then a sale n is requested, the applicable CDSC will be charged.

Systematic Withdrawal Plan (SWP): CDSCs may be waived on sales occurring pursuant to a monthly, quarterly or semi-annual SWP established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value at the time that the SWP is established. Otherwise a CDSC will be charged on SWP sales until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested.

Disability: CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant spousal account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (1) the disability must arise after the purchase of shares; (2) the disabled shareholder must have been under the age

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of 65 at the time of the initial determination of disability; and (3) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.

Death of a trustee: CDSCs may be waived on sales occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where: (1) the grantor of the trust is the sole trustee and the sole life beneficiary, and (2) death occurs following the purchase, and (3) the trust document provides for the dissolution of the trust upon the trustee’s death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent sale.

Health savings accounts: CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.

Returns of excess contributions: CDSCs may be waived on sales required to return excess contributions made to retirement plans or individual retirement accounts, so long as the financial intermediary agrees to return the applicable portion of any commission paid by the Distributor.

Qualified retirement plans: CDSCs may be waived on shares sold by employee benefit plans created according to Section 403(b) of the Code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the Code. To qualify for the waiver, the plan must be a participant in an alliance program that has signed an agreement with Columbia Funds or the Distributor.

Return of commission: CDSCs may be waived on shares sold by intermediaries that are part of the Nations Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

Non-U.S. investors: CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-US investors.

IRS Section 401 and 457: CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under Section 401 or 457 of the Code.

Medical payments: CDSC may be waived on shares sold for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

Shares liquidated by transfer agent: CDSC may be waived for shares sold under the Distributor’s right to liquidate a shareholder’s account, including but not limited to, instances where the aggregate net asset value of Class A, Class B or Class C shares held in the account is less than the minimum account size.

Plans of reorganization: At the Funds’ discretion, CDSC may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

A CDSC may be waived on the sale of Class C shares sold by a non-profit organization qualified under Section 501(c)(3) of the Code in connection with the Banc of America Capital Management Charitable Giving Program.

Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

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Offering Price

The share price of each Fund is based on the Fund’s net asset value per share, which is calculated for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. unless the NYSE closes earlier) on each day a Fund is open for business, unless a Board determines otherwise.

The value of a Fund’s portfolio securities for which a market quotation is available is determined in accordance with the Trust’s valuation procedures. In general terms, the valuation procedures provide that domestic exchange traded securities (other than NASDAQ listed equity securities) generally will be valued at their last traded sale prices as reported on the principal exchange where those securities are traded. If no sales of those securities are reported on a particular day on the principal exchange, the securities generally will be valued at the mean between the latest bid and asked prices as reported on the principal exchange where those securities are traded. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Securities traded primarily on NASDAQ will generally be valued at the NASDAQ Official Closing Price (NOCP) (which is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to NASDAQ’s best bid price if the last trade price is below such bid price and down to NASDAQ’s best ask price if the last trade price is above such ask price). If no NOCP is available, the security will generally be valued at the last sale price shown on NASDAQ prior to the calculation of the NAV of the Fund. If no sale price is shown on NASDAQ, the latest bid price will be used. If no sale price is shown and no latest bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Funds’ fair valuation procedures. Securities traded on a foreign securities exchange will generally be valued at their last traded sale prices on a primary exchange. In the absence of a reported sale on a particular day, the securities will generally be valued at the mean between the latest bid and asked prices.

Securities not traded upon any exchange will generally be valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers. If quoted prices are unavailable or are believed to be inaccurate, market values will generally be determined based on quotes obtained from one or more broker(s) or dealer(s) or based on a price obtained from a reputable independent pricing service.

Financial futures will generally be valued at the latest reported sales price. Forward foreign currency contracts will generally be valued using market quotations from a widely used quotation system that reflects the current cost of covering or off-setting the contract. Exchange traded options will generally be valued at the latest reported sales price on their exchange. If there is no reported sale on the valuation date, the options will generally be valued at the mean between the latest bid and asked prices.

Over-the-counter derivatives will generally be valued at fair value in accordance with the Funds’ fair valuation procedures.

Repurchase agreements will generally be valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation. The market value of the securities underlying a repurchase agreement will be determined in accordance with the procedures above, as appropriate, for the purpose of determining the adequacy of collateral.

Shares of open-end investment companies held in a Fund’s portfolio will generally be valued at the latest net asset value reported by the investment company.

Debt securities will generally be valued by a pricing service which may employ a matrix or other indications of value, including but not limited to broker quotes, to determine valuations for normal institutional size trading units. The matrix can take into account various factors including, without limitation, bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). Debt securities for which a pricing service does not furnish valuations and for which market quotations are readily available will generally be valued based on the mean of the latest bid prices obtained from one or more dealers. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

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Securities for which market quotations are not readily available for any reason, including that the latest quotation is deemed unreliable or unreasonable, securities and other assets and liabilities are valued at “fair value” as determined in good faith by the Advisor’s valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as WEBS.

The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliated benefit plans where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

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TAXATION

The following information supplements and should be read in conjunction with the section in each prospectus entitled Distributions and Taxes. The prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income and certain state taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through a tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle, or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the IRS as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the federal tax consequences of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws to their investment in the Funds.

Qualification as a Regulated Investment Company

It is intended that each Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each regulated investment company is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses, and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future Treasury Regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund’s principal business of investing in stock or securities or options and futures with respect to stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts, and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss and at least 90% of its net tax-exempt interest income earned in each taxable year. If a Fund meets all of the

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regulated investment company requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

If, for any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable as dividend income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

Excise Tax

A 4% nondeductible excise tax will be imposed on each Fund’s net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute by December 31 of each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gain (adjusted for ordinary losses) for the 12 month period ending on October 31 of that year, and all of its ordinary income and capital gain net income from previous years that were not distributed during such years. Each Fund intends to distribute substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimus by a Fund).

Capital Loss Carry-Forwards

A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses. The Money Market Funds do not expect to have material capital loss carry-forwards, but no assurance can be given to this effect.

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its own capital loss carry-forwards and the use of its unrealized losses against future realized gains, or such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations or may engage in reorganizations in the future.

Equalization Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the

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amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

Taxation of Fund Investments

In general, realized gains or losses on the sale of Fund securities will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount (OID), such as a zero-coupon bond, the Fund may be required to annually include in its taxable or distributable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into “straddles” and at least one of the futures or option contracts comprising a part of such straddles is governed by Section 1256

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of the Code, described above, then such straddles could be characterized as “mixed straddles.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Fund could be subject to federal income tax and IRS interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances.

Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a recent IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income for a regulated investment company. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in derivatives transactions.

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In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Taxation of Distributions

Except for exempt-interest dividends paid out by the Tax-Exempt Funds, discussed below, all distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. For federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

Distributions designated by a Fund as capital gain distributions will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Fund will designate capital gain distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

If at the close of each quarter of its taxable year at least 50% of the value of the total assets of a Tax-Exempt Fund consist of interest on state and local bonds, then the Tax-Exempt Fund may pass through to its shareholders the tax-exempt character of its income from such assets by paying exempt-interest dividends. Exempt-interest dividends are dividends (other than capital gain dividends) paid by a regulated investment company that are designated as such in a written notice mailed to its shareholders.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares

In general, as long as a Money Market Fund maintains a net asset value of $1.00 per share, no gain or loss should be recognized upon the sale or exchange of Fund shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise. Under certain circumstances, an individual shareholder receiving qualified dividend income (defined below) from a Stock Fund may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under “wash sale” rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

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If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then Treasury Regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI. In addition, if a shareholder holds Tax-Exempt Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then regulations may permit an exception to this six-month rule. Additionally, where a Tax-Exempt Fund regularly distributes at least 90% of its net tax-exempt interest, if any, the Treasury Department is authorized to issue regulations reducing the six month holding requirement to a period of not less than the greater of 31 days or the period between regular distributions. No such regulations have been issued as of the date of this SAI.

Foreign Taxes

Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. Only an International/Global Stock Fund may qualify for and make the election; however, even if an International/Global Stock Fund qualifies for the election for a year, it may not make the election for such year. If an International/Global Stock Fund does not so elect then shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid or withheld. Each International/Global Stock Fund will notify its shareholders within 60 days after the close of the Fund’s taxable year whether it has elected for the foreign taxes paid by the Fund to “pass-through” for that year.

Even if an International/Global Stock Fund qualifies for the election, foreign income and similar taxes will only pass-through to the Fund’s shareholders if the Fund and its shareholders meet certain holding period requirements. Specifically, (i) the shareholders must have held the Fund shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the shareholders became entitled to receive Fund distributions corresponding with the pass-through of such foreign taxes paid by the Fund, and (ii) with respect to dividends received by the Fund on foreign shares giving rise to such foreign taxes, the Fund must have held the shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the Fund became entitled to the dividend. These holding periods increase for certain dividends on preferred stock. An International/Global Stock Fund may choose not to make the election if the International/Global Stock Fund has not satisfied its holding requirement.

If an International/Global Stock Fund makes the election, the Fund will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund’s dividends-paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders that have satisfied the holding period requirements shall include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction. If such shareholder claims a credit for foreign taxes paid, the credit will be limited to the extent it exceeds the shareholder’s federal income tax attributable to foreign source taxable income or the amount specified in the notice mailed to that shareholder within 60 days after the close of the year. If the credit is attributable, wholly or in part, to qualified dividend income (defined below), special rules will be used to limit the credit in a manner that reflects any resulting dividend rate differential.

In general, an individual with $300 or less of creditable foreign taxes may elect to be exempt from the foreign source taxable income and qualified dividend income limitations if the individual has no foreign source income other than qualified passive income. This $300 threshold is increased to $600 for joint filers. A deduction for foreign taxes paid may be claimed only by shareholders that itemize their deductions.

Federal Income Tax Rates

As of the printing of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net capital gain.

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Current federal income tax law also provides for a maximum individual federal income tax rate applicable to “qualified dividend income” equal to the highest net long-term capital gains rate, which generally is 15%. In general, “qualified dividend income” is income attributable to dividends received by the Fund in taxable years beginning on or before December 31, 2010 from certain domestic and foreign corporations, as long as certain holding period and other requirements are met. If 95% or more of a Fund’s gross income constitutes qualified dividend income, all of its distributions will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). If less than 95% of the Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that are attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Only dividends from direct investments will qualify. Payments received by the Fund from securities lending, repurchase and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners. Reductions in individual federal income tax on qualified dividend income generally will not apply to income or bond Fund distributions.

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions, which, in some cases, could effectively reduce or eliminate the benefit of lower marginal income tax rates. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various “sunset” provisions of federal income tax laws.

Backup Withholding

The Funds may be required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges, redemptions in-kind, and exempt-interest dividends) paid or credited to a Fund shareholder if the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (“TIN”); if (when required to do so), the shareholder fails to certify under penalty of perjury that the TIN provided is correct and that the shareholder is not subject to backup withholding, or if the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to backup withholding. This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future federal income tax liability, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.

Tax-Deferred Plans

The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders

Subject to limitation and other rules, a corporate shareholder of an equity Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. The dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction only if certain holding period requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

Foreign Shareholders

With respect to taxable years beginning on or after January 1, 2005 and before January 1, 2008, distributions designated by a Fund as “interest-related distributions” generally will be exempt from federal income tax withholding provided the Fund obtains a properly completed and signed certificate of foreign status from such foreign shareholder

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(“exempt foreign shareholder”). Interest-related distributions are generally attributable to the Fund’s net interest income earned on certain debt obligations and paid to a nonresident alien individual, a foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), a foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), or a foreign corporation (each, a “foreign shareholder”). In order to qualify as an interest-related distribution, the Fund must designate a distribution as such not later than 60 days after the close of the Fund’s taxable year. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Fund, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). However, this tax generally will not apply to exempt-interest dividends from a Tax-Exempt Fund. Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares, capital gain distributions and, with respect to taxable years of a Fund beginning before January 1, 2008, “short-term capital gain distributions” (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) such gains or, in certain cases, distributions are attributable to gain from the sale or exchange of a U.S. real property interest, as discussed in the following paragraph. If such gains or distributions are effectively connected with a U.S. trade or business (or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an applicable income tax treaty), the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). “Short-term capital gain distributions” are distributions attributable to a Fund’s net short-term capital gain and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Under recently enacted legislation, any distribution by a Fund to a foreign shareholder that is attributable to gain from the Fund’s sale or exchange of a U.S. real property interest (which is defined in the Code to include, among other things, the stock of certain U.S. corporations that are substantially invested, directly or indirectly, in U.S. real property) may be subject to U.S. tax if more than half of a Fund’s assets are invested directly or indirectly in U.S. real property interests, taking into account the Fund’s investments in certain regulated investment companies and most REITs. Any such distributions that are taxable may be required to be reported by a foreign shareholder on a U.S. federal income tax return and will be subject to U.S. income tax at the rates applicable to U.S. persons, and also may be subject to federal income tax withholding at a rate of 35% (or less to the extent provided in Treasury Regulations). The preceding distribution rules generally will not apply to tax years beginning on or after January 1, 2008, except in limited circumstances in which a Fund has invested in a REIT. In addition, in certain circumstances, if a foreign shareholder disposes of its Fund shares prior to a distribution and acquires, or enters into a contract or option to acquire, a substantially identical interest in the Fund during the 61-day period beginning 30 days before the ex-dividend date of the distribution (a “wash sale transaction”), the foreign shareholder may be treated as having gain from the sale or exchange of a U.S. real property interest, which may be subject to the U.S. income tax and reporting requirements described above with respect to distributions. In addition to the distribution and wash sale transaction rules described above, in limited circumstances Fund shares could themselves be treated as U.S. real property interests, the disposition of which could be subject to similar U.S. income and withholding tax and reporting requirements. While the Funds do not expect Fund shares to constitute U.S. real property interests, a portion of a Fund’s distributions may be attributable to gain from the sale or exchange of U.S. real property interests and foreign shareholders may, therefore, be subject to U.S. tax and reporting requirements under the distribution rules described in this paragraph. Foreign shareholders should contact their tax advisors and financial planners regarding the tax consequences to them of such distributions.

The Money Market Funds do not expect to realize substantial capital gain, but no assurance can be given to this effect. If a Money Market Fund realizes any short-term capital gain, complex rules would apply to the qualification of Fund distributions of short-term capital gain to foreign shareholders; therefore, foreign shareholders are urged to consult their own tax advisors and financial planners with respect to the particular tax consequences to them of an investment in a Fund.

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Even if permitted to do so, the Funds provide no assurance that they will designate any distributions as interest-related distributions or short-term capital gain distributions. Even if a Fund makes such designations, if you hold Fund shares through an intermediary, no assurance can be made that your intermediary will respect such designations.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships. If an International/Global Stock Fund qualifies and makes an election to pass-through foreign taxes to its shareholders, foreign shareholders of the Fund generally will be subject to increased federal income taxation without a corresponding benefit for the pass-through of foreign taxes.

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CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of [July 1, 2007], the name, address and percentage of ownership of each person who may be deemed to be a principal holder (i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares) is listed below.

Principal Holder Ownership of the Funds
Fund / Share Class	Shareholder Account Registration	Share Balance	Percent of Class
LifeGoal® Growth Portfolio – Class [ ]

LifeGoal® Balanced Growth Portfolio – Class [ ]

LifeGoal® Income and Growth Portfolio – Class [ ]

LifeGoal® Income Portfolio – Class [ ]

As of [July 1, 2007], the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of the Funds in that it is deemed to beneficially own greater than 25% of the outstanding shares either beneficially or by virtue of its fiduciary or trust roles or otherwise, is shown below. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

Control Person Ownership of the Funds
Fund	Shareholder Account Registration	Share Balance	Percent of Fund
LifeGoal® Growth Portfolio – Class [ ]

LifeGoal® Balanced Growth Portfolio – Class [ ]

LifeGoal® Income and Growth Portfolio – Class [ ]

LifeGoal® Income Portfolio – Class [ ]

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APPENDIX A— DESCRIPTION OF SECURITY RATINGS

S&P

The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.

•	AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

•	AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

•

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

•

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

•

BB, B - Bonds rated BB and B are regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

•

To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest ratings used by S&P for short-term municipal notes.

•	SP-1 - Indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a “plus” (+) designation.

•	SP-2 - Indicates satisfactory capacity to pay principal and interest.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

Moody’s

The following summarizes the highest six ratings used by Moody’s for corporate and municipal bonds. The first four denote investment grade securities.

•

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

•

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-1

•

A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

•

Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

•

Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

•

B - Bond that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody’s applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

The following summarizes the two highest ratings used by Moody’s for short-term municipal notes and variable-rate demand obligations:

•

MIG-1/VMIG-1 - Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

•	MIG-2/VMIG-2 - Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:

•

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

•

AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

•

A - Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

•

BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

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•

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment grade:

•	F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

•	F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

•

F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

For commercial paper, Fitch uses the short-term debt ratings described above.

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APPENDIX B—PROXY VOTING POLICIES AND PROCEDURES

Columbia Management Advisors, LLC (“CMA”) - Proxy Voting Policy

Applicable Regulations

Rule 206(4)-6 under the Investment Advisers Act of 1940

    *Form N-PX

    *ERISA Department of Labor Bulletin 94-2

Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Explanation/Summary of Regulatory Requirements

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

Columbia Management Advisors, LLC (“CMA”) has adopted and implemented the following policy, which it believes is reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients; and (2) address material conflicts of interest that may arise. This policy applies primarily to the GWIM Investment Operations Group, as well as to Compliance Risk Management (“CRM”) and Legal. Business groups to which this policy applies and CRM must adopt written procedures to implement the policy.

Policy

All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA’s clients without regard to any resulting benefit or detriment to CMA or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly. Information regarding CMA’s proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds’ and other funds’ boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients’ proxy voting records to third parties. Rather, the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending June 30th.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when CMA expects to routinely refrain from voting:

1.	Proxies will usually not be voted in cases where the security has been loaned from the Client’s account.

2.	Proxies will usually not be voted in cases where international issuers impose share blocking restrictions.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Section III, Conflicts of Interest below). CMA’s proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

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Means of achieving compliance

I. PROXY COMMITTEE

CMA has established a Proxy Committee whose standing members include senior investment management personnel, who participate as voting authorities on the Committee. Additionally, the Proxy Committee regularly involves other associates (e.g., Legal representative, Compliance Risk Management representative, GWIM Investment Operations representatives) who participate as needed to enable effective execution of the Committee’s responsibilities.

The Proxy Committee has established a charter, which sets forth the Committee’s purpose, membership and operation. The Proxy Committee’s functions include, in part,

(a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A) or on proposals which require special, individual consideration in accordance with Section IV.C;

(b) review at least annually of this Proxy Voting Policy and Voting Guidelines to ensure consistency with internal policies, client disclosures and regulatory requirements;

(c) review at least annually of existing Voting Guidelines and the need for development of additional Voting Guidelines to assist in the review of proxy proposals;

(d) ensure that appropriate disclosure of CMA’s Proxy Voting Policy is made to its clients, is disclosed in CMA’s Form ADV and is made to the Funds’ shareholders; and

(e) oversight of any circumstances where, as described in Section III, CMA may determine it is necessary to delegate proxy voting to an independent third party.

II. CMA’S INVESTMENT ASSOCIATES

Under CMA’s Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the GWIM Investment Operations Group will refer these matters first to the relevant CMA research analyst after first confirming with CRM that the proxy matter does not present a conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above. Information regarding CMA’s proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest – Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B - Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating it to the Proxy Department.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

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III. CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate1, or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients’ interests. However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence CMA’s decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve it in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by CMA’s proxy guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA’s clients (collectively, “Proxy Referrals”), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM will collect and review any information deemed reasonably appropriate to evaluate if CMA or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest. CMA investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to Columbia Management’s Conflicts Officer in writing (see Appendix B). CRM will consider information about CMA’s significant business relationships, as well as other relevant information. The information considered by CRM may include information regarding: (1) CMA client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the CMA investment division regarding the proxy matter. CRM will consult with relevant experts, including legal counsel, as necessary.

If CRM determines that it reasonably believes (1) CMA has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, CRM will inform the Chair of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, CMA’s policy is to invoke one or more of the following conflict management procedures:

•	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA’s proxy voting agent);

•	Causing the proxies to be delegated to a qualified, independent third party, which may include CMA’s proxy voting agent.

•	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to CMA’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest – Additional Procedures

Additionally, by assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes to disclose in writing to the Columbia Management Conflicts of Interest Officer (within CRM) any

[1]

Bank of America Corporation (“BAC”), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA’s duty, in the proxy voting process, to act in the best economic interest of its clients.

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actual or apparent personal material conflicts of interest which he or she may have (e.g., relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how CMA will vote proxies. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter. CMA’s investment associates also follow the same disclosure requirements for any actual or apparent personal material conflicts of interest as stated in this section.

In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA has undertaken a review of the proxy vendor’s conflicts of interest procedures, and will continue to monitor them on an ongoing basis.

BAC as well as CMA have adopted various other policies and procedures that help reinforce this Policy. Please see the associated documents.

Ownership Limits – Delegation of Proxy Voting to an Independent Third Party

From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that CMA can hold for clients (collectively, “Ownership Limits”).

The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be the Adviser’s proxy voting agent.

IV. PROXY VOTING GUIDELINES

A. CMA’s Proxy Voting Guidelines – General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA’s proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request that the Proxy Committee consider voting the proxy other than according to such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person’s, group’s, or entity’s relationship, if any, with the parties proposing and/or opposing the matter’s adoption using the Proxy Voting Recommendation Form (see Appendix C of this policy). The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Proposals

For the following categories of proposals, either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with the proxy vendor’s or a an individual client’s guidelines.

1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by the proxy vendor, or as specified by the client.

3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by the proxy vendor, or as specified by the client.

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4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote. In general, CMA will refrain from voting such securities. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

5. Proxies of Investment Company Shares. Proposals on issues other than those specified in Section V.A will be voted on the specific instruction of the Proxy Committee.

6. Accounts Managed by CMA’s Quantitative Strategies Group. When an issue is held only within an account managed by CMA’s Quantitative Strategies Group and not in any other account within CMA, all proposals shall be voted according to the guidelines developed by the proxy vendor or as specified by the client.

7. Executive/Director Compensation. Except as provided in Appendix A, proposals relating to compensation of any executive or director will be voted as recommended by the proxy vendor or as otherwise directed by the Proxy Committee.

8. Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The GWIM Investment Operations Group is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The GWIM Investment Operations Group’s monitoring will take into account the following elements: (1) periodic review of the proxy vendor’s votes to ensure that the proxy vendor is accurately voting consistent with CMA’s Proxy Guidelines; and (2) review of the fund website to ensure that annual reports are posted in a timely and accurate manner. For additional information regarding the proxy voting process, please refer to the GWIM Investment Operations Desktop Procedures.

Supervision

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

Escalation

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Compliance Risk Management Conflicts Officer.

Monitoring/Oversight

The Compliance Assessment Team within Compliance Risk Management and the Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management’s compliance with the Proxy Voting Policy.

Recordkeeping

CMA will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

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•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

•	Proxy Committee Meeting Minutes and Other Materials

•	Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations

•	Conflicts of Interest Review Documentation, including Conflicts of Interest Forms

•	Client Communications Regarding Proxy Matters

Records should be retained for a period of not less than five years plus the current year. Records must be retained in an appropriate office of CM for the first two years.

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CMA’s Proxy Voting Policy (Appendix A): CMA’S VOTING GUIDELINES

A. The Proxy Committee has adopted the following guidelines for voting proxies:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

•

Proposals for the election of directors or for an increase or decrease in the number of directors, provided that at least two-thirds of the Board of Directors are, presently or at any time during the previous three-year period, “independent” as defined by applicable regulatory and listing standards.

However, CMA generally will WITHHOLD votes from pertinent director nominees if:

(i)	the board as proposed to be constituted would have more than one-third of its members from management;

(ii)	the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as “independent,” i.e. having no material relationship, directly or indirectly, with the Company, as CMA’s proxy voting agent may determine (subject to the Proxy Committee’s contrary determination of independence or non-independence);

(iii)	the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters — ratification of the appointment of auditors);

(iv)	a director serves on more than six public company boards;

(v)	the CEO serves on more than two public company boards other than the company’s board.

On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

•

Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission (“SEC”) and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a “financial expert” in accordance with SEC rules.

•	Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

•

Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

•	Established governance standards and guidelines.

•	Full board composed of not less than three-fourths “independent” directors, as defined by applicable regulatory and listing standards.

•	Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

•

A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

•

Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

•

The pertinent class of the Company’s voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company’s proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

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•	Proposals that grant or restore shareholder ability to remove directors with or without cause.

•	Proposals to permit shareholders to elect directors to fill board vacancies.

•	Proposals that encourage directors to own a minimum amount of company stock.

•	Proposals to provide or to restore shareholder appraisal rights.

•	Proposals to adopt cumulative voting.

•	Proposals for the company to adopt confidential voting.

CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA generally will vote AGAINST:

•	Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

•	Proposals that give management the ability to alter the size of the board without shareholder approval.

•	Proposals that provide directors may be removed only by supermajority vote.

•	Proposals to eliminate cumulative voting.

•	Proposals which allow more than one vote per share in the election of directors.

•	Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Proposals that mandate a minimum amount of company stock that directors must own.

•	Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

•	Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

•

Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA’s clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

•	Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

•	Proposals asking a company to expense stock options.

•	Proposals to put option repricings to a shareholder vote.

•

Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

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•	Proposals for the remuneration of auditors if no more than 25% of the compensation costs comes from non audit activity.

CMA generally will vote AGAINST:

•	Stock option plans that permit issuance of options with an exercise price below the stock’s current market price, or that permit replacing or repricing of out-of-the money options.

•	Proposals to authorize the replacement or repricing of out-of-the money options.

•

Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

•

Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

•

For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

•	Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

•	Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

•	Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

•

Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:

•	Whether the company has attained benefits from being publicly traded.

•	Cash-out value

•	Balanced interests of continuing vs. cashed-out shareholders

•	Market reaction to public announcement of transaction

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company’s assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

•	CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

•	CMA generally votes FOR shareholder proposals to eliminate a poison pill.

•	CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

•	CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company’s ability to make greenmail payments.

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Supermajority vote

•

CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

•	CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

•	Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.

•	Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

CMA will review, on a CASE-BY-CASE basis, proposals for Bylaw amendments giving minority shareholders the ability to call a special meeting of stockholders.

CMA generally will vote FOR:

•	Proposals to approve routine business matters such as changing the company’s name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

•	Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

•	Credible reason exists to question:

•	The auditor’s independence, as determined by applicable regulatory requirements.

•	The accuracy or reliability of the auditor’s opinion as to the company’s financial position.

•

Fees paid to the auditor or its affiliates for “non-audit” services were excessive, i.e., in excess of the total fees paid for “audit,” “audit-related” and “tax compliance” and/or “tax return preparation” services, as disclosed in the company’s proxy materials.

•	Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

•	Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

•	Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

•

Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

•	Shareholder proposals to change the date, time or location of the company’s annual meeting of shareholders.

CMA will vote AGAINST:

•	Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

•

Proposals to change the location of the company’s state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

•	Proposals on whether and how to vote on “bundled” or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

•

FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

B-10

•

FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

•	Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

•	Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

•	Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

•

Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors/directors and/or legal action is being taken against the board by other shareholders.

•

Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company’s financial position.

•	Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

•	The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA’ categorization rules and the Dutch Corporate Governance Code.

•	No call/put option agreement exists between the company and the foundation.

•	There is a qualifying offer clause or there are annual management and supervisory board elections.

•	The issuance authority is for a maximum of 18 months.

•	The board of the company-friendly foundation is independent.

•	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

•	There are no priority shares or other egregious protective or entrenchment tools.

•	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

•	Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

•	Board structure

•	Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

•	Ignore a shareholder proposal that is approved by a majority of shares outstanding;

•	Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

•	Are interested directors and sit on the audit or nominating committee; or

•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

B-11

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

•	Past performance relative to its peers

•	Market in which fund invests

•	Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

•	Past shareholder activism, board activity and votes on related proposals

•	Strategy of the incumbents versus the dissidents

•	Independence of incumbent directors; director nominees

•	Experience and skills of director nominees

•	Governance profile of the company

•	Evidence of management entrenchment

Converting a Closed-end Fund to an Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

•	Past performance as a closed-end fund

•	Market in which the fund invests

•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

•	Proposed and current fee schedules

•	Fund category/investment objective

•	Performance benchmarks

•	Share price performance as compared with peers

•	Resulting fees relative to peers

•	Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

•	Stated specific financing purpose

•	Possible dilution for common shares

•	Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 (“1940 Act”):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Regulatory developments

•	Current and potential returns

•	Current and potential risk

B-12

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	Fund’s target investments

•	Reasons given by the fund for the change

•	Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund’s investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective.

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s name, considering the following factors:

•	Political/economic changes in the target market

•	Consolidation in the target market

•	Current asset composition

Change in Fund’s Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s subclassification, considering the following factors:

•	Potential competitiveness

•	Current and potential returns

•	Risk of concentration

•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

•	Strategies employed to salvage the company

•	Past performance of the fund

•	Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

•	The degree of change implied by the proposal

•	The efficiencies that could result

•	The state of incorporation; net effect on shareholder rights

•	Regulatory standards and implications

CMA will vote FOR:

•

Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

•

Proposals enabling the Board to amend, without shareholder approval, the fund’s management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

B-13

CMA will vote AGAINST:

•	Proposals enabling the Board to:

•	Change, without shareholder approval the domicile of the fund

•	Adopt, without shareholder approval, material amendments of the fund’s declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

•	Regulations of both states

•	Required fundamental policies of both states

•	The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940.

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives

•	The proposed distributor’s reputation and past performance

•	The competitiveness of the fund in the industry

•	Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

•	Resulting fee structure

•	Performance of both funds

•	Continuity of management personnel

•	Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

•	Performance of the fund’s NAV

•	The fund’s history of shareholder relations

•	The performance of other funds under the adviser’s management

B-14

CMA’s Proxy Voting Policy (Appendix B): Conflicts of Interest Disclosure and Certification Form

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals

Participating in the Proxy Voting Decision-Making Process.

Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

Issuer and Proxy Matter:

1.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer[1]?

2.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?

3.	Have you discussed this particular proxy proposal with anyone outside of Columbia Management’s investment group[2]?

4.	Are you aware of any other potential personal conflicts of interest not described above? Please detail below.

Name:
Signed:
Date:

[1]	Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.
[2]	Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.

B-15

CMA’s Proxy Voting Policy (Appendix C): CMA Proxy Vote Recommendation/Proxy Committee Request Form

Name of Investment Associate:

Company Name:

Cutoff Date and Meeting Date:

Proxy Agenda Item:

Description of Item:

(The above information will be pre-populated by the Proxy Department.)

Recommendation (Check One):

            FOR

            AGAINST

            WITHHOLD

            ABSTAIN

Brief rationale:

Please attach any supporting information other than analysis or reports provided by the Proxy Department.

Signed

By signing, I am certifying that I either have no conflicts of interest-related information to report or have sent a completed “Conflicts of Interest Disclosure and Certification Form” to Compliance Risk Management (Conflicts Officer).

Send Completed Forms to:

GWIM Investment Operations – Proxy Department

B-16

Columbia Management®

COLUMBIA FUNDS SERIES TRUST

Class A, Class B, Class C, Class R and Class Z Shares

STATEMENT OF ADDITIONAL INFORMATION

August 1, 2007

Columbia Masters Portfolios
Columbia Masters Heritage Portfolio
Columbia Masters Global Equity Portfolio
Columbia Masters International Equity Portfolio

This SAI is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with the Portfolios’ prospectuses dated August 1, 2007. It provides information about the share classes of the Columbia Masters Portfolios listed above, each of which are series of the Trust. The annual reports for the Portfolios, which include the Portfolios’ audited financial statements dated March 31, 2007, are hereby incorporated by reference into this SAI.

Copies of any Portfolio’s current prospectus, annual and semi-annual reports may be obtained without charge by writing Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081, by calling Columbia Funds at 800.345.6611 or by visiting the Columbia Funds’ website at www.columbiafunds.com.

1

SAI PRIMER

The SAI is a part of the Portfolios’ registration statement that is filed with the SEC. The registration statement includes the Portfolios’ prospectuses, the SAI and certain other exhibits. The SAI, and any supplements to it, can be found online at www.columbiafunds.com, or by searching the SEC’s website at www.sec.gov.

The SAI generally provides additional information about the Portfolios that the SEC has concluded is not required to be in the Portfolios’ prospectuses. Investors nevertheless may find the information important and helpful. The SAI expands discussions of the matters described in the Portfolios’ prospectuses and provides certain additional information about the Portfolios that may be of interest to some investors. Among other things, the SAI provides information about:

•	the organization of the Trust;

•	the Portfolios’ investments;

•	the Portfolios’ investment advisor, investment sub-advisor(s) (if any) and other service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest;

•	the governance of the Portfolios;

•	the Portfolios’ brokerage practices;

•	the share classes offered by the Portfolios;

•	the purchase, sale and pricing of Portfolio shares; and

•	the application of federal income tax laws.

If you have any questions about the Portfolios, please call Columbia Funds at 800.345.6611 or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI. Please note that the terms “Fund(s)” and “Portfolio(s)” are sometimes used interchangeably in this SAI.

Glossary

1933 Act	Securities Act of 1933, as amended

1934 Act	Securities Exchange Act of 1934, as amended

1940 Act	Investment Company Act of 1940, as amended

Administrator	CMA

Advisor	CMA

AMEX	American Stock Exchange

BAI	Banc of America Investment Services, Inc.

Bank of America	Bank of America Corporation

BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.

Board	The Trust’s Board of Trustees

CFST	Columbia Funds Series Trust, a registered investment company in the Columbia Funds Family

CFST	The Trust

CFTC	Commodity Futures Trading Commission

CMA	Columbia Management Advisors, LLC, the Funds’ investment advisor

CMD	Columbia Management Distributors, Inc., the Funds’ principal underwriter and distributor

CMG	Columbia Management Group, LLC, the primary investment division of Bank of America

CMOs	Collateralized mortgage obligations

CMS	Columbia Management Services, Inc.

Code	Internal Revenue Code of 1986, as amended

2

Glossary

Code(s) of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act

Columbia Funds Complex	The mutual fund complex that is comprised of the open-end investment management companies advised by CMA or its affiliates and principally underwritten by CMD, as that term is defined under Item 12 of Form N-1A

Columbia Funds or Columbia Funds Family	The fund complex that is comprised of the open-end investment management companies advised by CMA or its affiliates and principally underwritten by CMD

Custodian	State Street

Distributor	CMD

Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Funds’ shares

FDIC	Federal Deposit Insurance Corporation

FHLMC	Federal Home Loan Mortgage Corporation

Fitch	Fitch Investors Service, Inc.

FNMA	Federal National Mortgage Association

Fund	One of the open-end management investment companies (that is or is not listed on the front cover of this SAI, as the context may require) that is a series of the Trust

Funds	Two or more of the open-end management investment companies (that are or are not listed on the front cover of this SAI, as the context may require) that are series of the Trust.

Fund(s) of Funds	One or more of the “funds of funds” in the Columbia Funds Family, including the Portfolios, that invests its assets in a mix of Underlying Funds

Global Equity Fund(s)	One or more of the global equity Funds in the Columbia Funds Family

GNMA	Government National Mortgage Association

Government and Corporate Income Fund(s)	One or more of the government and corporate income funds in the Columbia Funds Family

Index Fund(s)	One or more of the index Funds in the Columbia Funds Family

International/Global Equity Fund(s)	One or more of the international/global equity Funds in the Columbia Funds Family

Investment Advisory Agreement	The investment advisory agreement between the Trust, on behalf of its Funds, and the Advisor

IRS	United States Internal Revenue Service

Masters Heritage Portfolio	Columbia Masters Heritage Portfolio

Masters Global Equity Portfolio	Columbia Masters Global Equity Portfolio

Masters International Equity Portfolio	Columbia Masters International Equity Portfolio

Money Market Fund(s)	One or more of the money market funds in the Columbia Funds Family

Moody’s	Moody’s Investors Service, Inc.

Municipal Income Fund(s)	One or more of the municipal income funds in the Columbia Funds Family

NRSRO	Nationally recognized statistical ratings organization (such as Moody’s, Fitch or S&P)

NYSE	New York Stock Exchange

Portfolio	One of the open-end management investment companies (that is listed on the front cover of this SAI) that is a series of the Trust

Portfolios	Two or more of the open-end management investment companies (that are listed on the front cover of this SAI) that is a series of the Trust

Principal Underwriter	CMD

REIT	Real estate investment trust

3

Glossary

S&P	Standard & Poor’s Corporation (“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Columbia Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in any Columbia Funds).

SAI	This Statement of Additional Information

SEC	United States Securities and Exchange Commission

Selling Agent	Banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor

Servicing Agent	Banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the Distributor

SMBS	Stripped mortgage-backed securities

State Street	State Street Bank and Trust Company

Transfer Agent	CMS

Transfer Agency Agreement	The transfer agency agreement between the Trust, on behalf of its Funds, and CMS

The Trust	Columbia Funds Series Trust (or CFST), the registered investment company in the Columbia Funds Family to which this SAI relates

Trustee(s)	One or more Board’s Trustees

Underlying Fund(s)	One or more of the underlying mutual funds in which a “funds of funds” in the Columbia Funds Family, including a Portfolio, invests all or a portion of its assets

4

ABOUT THE TRUST

The Trust is a registered investment company in the Columbia Funds Family. Columbia Funds offers over 100 mutual funds in all major asset classes and has approximate total assets in excess of $[            ] as of [                    ], 2007.

The Trust was organized as a Delaware business trust, a form of entity now known as a statutory trust, on October 22, 1999. On September 26, 2005, the Trust changed its name from Nations Funds Trust to Columbia Funds Series Trust.

Each Portfolio was first offered as a series of the Trust on February 15, 2006. Each of the Portfolios represents a separate series of the Trust and is an open-end diversified management investment company. Each of the Portfolios has a fiscal year end of March 31st.

5

ABOUT THE PORTFOLIOS’ INVESTMENTS

The investment objective, principal investment strategies (i.e., as used in this SAI and the corresponding prospectuses, a strategy which typically involves the investment of more than 10% of a Portfolio’s assets) and related principal investment risks for each Portfolio, are discussed in each Portfolio’s prospectus.

See Capital Stock and Other Securities for a listing and description of the classes of shares that each Portfolio offers, including shareholder rights.

Remember that the terms “Fund(s)” and “Portfolio(s)” are sometimes used interchangeably in this SAI.

Certain Investment Activity Limits

The overall investment activities of CMA and its affiliates may limit the investment opportunities for a Fund in certain markets in which limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, a Fund’s activities also may be restricted because of regulatory restrictions applicable to CMA and its affiliates, and/or their internal policies.

Fundamental and Non-Fundamental Investment Policies

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Fund supplements the discussion in the prospectuses for each Fund. A fundamental policy may only be changed with shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding a qualitative investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset, except for borrowings and other instruments that may give rise to leverage which are monitored on an ongoing basis.

Fundamental Investment Policies

1.	Each Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.

2.	Each Fund may not purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

3.	Each Fund may not purchase or sell commodities, except that a Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

4.	Each Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

6

5.	Each Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

6.	Each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

7.	Each Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

Non-Fundamental Investment Policies

1.	The Funds may not purchase securities of other investment companies except as permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder. Any Fund that is purchased by another Fund in reliance on Section 12(d)(1)(G) of the 1940 Act will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

2.	A Fund may not invest more than 15% of its net assets in illiquid securities.

3.	To the extent a Fund is subject to Rule 35d-1 under the 1940 Act (the Names Rule), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, it has adopted the following non-fundamental policy: Shareholders will receive at least 60 days’ notice of any change to a Fund’s investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

7

Non-Fundamental Investment Policies

Exemptive Orders

In addition to the policies outlined above, the Columbia Funds Family has received the following exemptive orders from the SEC which enable the Funds to participate in certain transactions beyond the investment limitations described above or described in otherwise applicable restrictions:

1.	Pursuant to an exemptive order dated October 5, 1993, all current and future Funds advised by CMA may, subject to certain conditions, pool their uninvested cash balances in one or more joint accounts and use the daily balance of such accounts to enter into repurchase agreements, including the condition that such agreements have a maturity of not more than seven days.

2.	Pursuant to an exemptive order dated September 5, 2003, a Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Permissible Investments and Related Risks

Each Fund’s prospectus identifies and summarizes the individual types of securities in which the Fund invests as part of its principal investment strategies and the risks associated with such investments.

The table below identifies for each Fund the types of securities in which it is permitted to invest. If a type of security identified for a Fund is not described in the Fund’s prospectus, the Fund may invest no more than 10% of the Fund’s total assets in such security type. The Fund may invest in the types of securities described in its prospectus without regard to the 10% limitation.

Additional information about individual types of securities (including certain of their associated risks) in which some or all of a Fund may invest is set forth below. A Fund’s investment in these types of securities is subject to a Fund’s investment objective and fundamental and non-fundamental investment policies.

Permissible Fund Investments

Investment Type	Masters Global Equity Portfolio	Masters Heritage Portfolio	Masters International Equity Portfolio
Asset-Backed Securities	✓	✓	✓
Bank Obligations	✓	✓	✓
Common Stock	✓	✓	✓
Convertible Securities	✓	✓	✓
Corporate Debt Securities	✓	✓	✓
Derivatives	✓	✓	✓
Dollar Rolls	✓	✓	✓
Foreign Securities	✓	✓	✓
Foreign Currency Transactions	✓	✓	✓
Futures and Options Contracts	✓	✓	✓
Guaranteed Investment Contracts (Funding Agreements)	✓	✓	✓
Illiquid Securities	✓	✓	✓
Inverse Floating Rate Obligations	✓	✓	✓
Investing in Other Investment Companies	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓

8

Permissible Fund Investments

Investment Type	Masters Global Equity Portfolio	Masters Heritage Portfolio	Masters International Equity Portfolio
Money Market Instruments	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓
Municipal Securities	✓	✓	✓
Participation Interests	✓	✓	✓
Preferred Stock	✓	✓	✓
Private Placement and Other Securities	✓	✓	✓
REITs and Master Limited Partnerships	✓	✓	✓
Repurchase Agreements	✓	✓	✓
Reverse Repurchase Agreements		✓
Standby Commitments	✓		✓
Stripped Securities	✓	✓	✓
Structured Products and Linked Securities	✓	✓	✓
Swap Agreements	✓	✓	✓
U.S. Government and Related Obligations	✓	✓	✓
Variable- and Floating-Rate Instruments	✓	✓	✓
Warrants and Rights	✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓

Asset-Backed Securities

Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of receivables. They entitle the security holder to receive the payments on the underlying assets (less servicing fees paid to the originator or other parties or fees paid for any credit enhancement and payments on any retained or remainder portion of the assets retained by the originator or sold to another party). Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that transfers them to a special purpose entity such as a trust, which then, in turn, issues structures which are backed by the receivables and which are privately placed or publicly offered.

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the underlying assets, the creditworthiness of the servicing agent for the securities, information concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements. The existence or extent of any credit enhancement varies and apply only to a portion of the asset-backed security’s face value. The value of asset-backed securities will be affected by the exhaustion, termination or expiration of any credit enhancement.

Declining or low interest rates may lead to a more rapid rate of repayment on the underlying assets, resulting in accelerated payments on the asset-backed securities that then must be reinvested at a lesser rate of interest. Rising or high

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interest rates tend to lead to a slower rate of repayment on the underlying assets, resulting in slower than expected payments on the asset-backed securities that can, in turn, lead to a decline in value. The impact of changing interest rates on the value of an asset-backed security may be difficult to predict and result in greater volatility. Holders of asset-backed securities generally have no recourse against the originator of the underlying assets in the event of a default on the underlying assets.

Bank Obligations (Domestic and Foreign)

Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank. For purposes of any applicable investment policies with respect to bank obligations, the assets of a bank or savings institution may, if certain conditions are satisfied, be deemed to include the assets of its domestic and foreign branches.

Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Banker’s acceptances are time drafts drawn on and accepted by banks and are a customary means of effecting payment for merchandise sold in import-export transactions and a general source of financing. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign (mainly European) banks with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

Bank investment contracts are issued by banks. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of a bank. The bank then credits to a Fund payments at negotiated, floating or fixed interest rates.

Investing in bank obligations is subject to certain risks. Certain bank obligations, such as some CDs, are insured by the FDIC. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high-levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality.

Common Stock

Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends, if any, on their holdings. However, ownership of common stock does not entitle owners to involvement in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE, AMEX or the Nasdaq Stock Market. Domestic and foreign corporations also may have their shares traded, on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange.

Investing in common stocks is subject to certain risks. Stock market risk, for example, is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and fall based on factors specific to each company, such as changes in earnings or management, as well as general economic and market factors.

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If a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and “preferred” stock take priority over the claims of those who own common stock.

Investing in common stocks also presents the risks applicable to investing in a particular type of company. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, may be more reliant on singular products or services and more vulnerable to larger competitors. Common stocks of these types of companies may have a higher potential for gains but also may be subject to greater risk of loss.

Investing in common stocks also presents the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector. When market conditions favorably affect, or are expected favorably to affect, an industry, the prices of the common stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ common stocks to decline.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). As such, convertible securities combine the investment characteristics of debt securities and equity securities but typically retain the investment characteristics of debt securities until they have been converted. A holder of convertible securities is entitled to receive the income of a bond, debenture or note or the dividend of a preferred stock until the conversion privilege is exercised. The market value of convertible securities generally is a function of, among other factors, interest rates, the rates of return of similar nonconvertible securities and the financial strength of the issuer. The market value of convertible securities tends to decline as interest rates rise and, conversely, to rise as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the rate of return of the convertible security. Because both interest rate and market movements can influence their value, convertible securities generally are not as sensitive to changes in interest rates as similar debt securities nor generally are they as sensitive to changes in share price as their underlying common stock.

Investing in convertible securities is subject to certain risks. Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses. Certain convertible securities may have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified exchange ratio. Certain convertible securities may be convertible at the option of the issuer, which may require a holder to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

In addition, some convertible securities may be rated below investment grade or may not be rated and, therefore, may be considered speculative investments. Companies that issue convertible securities usually are small- and mid-capitalization companies and, accordingly, carry the risks associated with such companies. In addition, the credit rating of a company’s convertible securities generally is lower than that of its conventional debt securities. Convertible securities are senior to equity securities and have a claim to the assets of an issuer prior to the holders of the issuer’s common stock in the event of liquidation but generally are subordinate to similar non-convertible securities of the same issuer. Some convertible securities particularly are sensitive to changes in interest rates when their predetermined conversion price is much higher than the issuing company’s common stock.

Corporate Debt Securities

Corporate debt securities are fixed income securities typically issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturities and secured or unsecured status. Commercial paper has the shortest term and usually is unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

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Extendible commercial notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend maturity to 390 days. ECNs are issued at a discount rate with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carry a relatively high degree of risk.

Investing in corporate debt securities is subject to certain risks including, among others, credit and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it becomes due. Some corporate debt securities that are rated below investment grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than and, therefore, may be paid in full before, lower ranking (subordinated) securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than do corporate debt securities with shorter terms.

Derivatives

Derivatives are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity like gold), or a market indices (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; linked securities and structured products; collateralized mortgage obligations; stripped securities; warrants and swap agreements. For more information about each these derivatives, see the sections in this SAI that describe them.

A Fund may use derivatives for a variety of reasons, including: to enhance its return, to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); to protect its unrealized gains reflected in the value of its portfolios securities; to facilitate the sale of such securities for investment purposes; to reduce transaction costs; and/or to manage the effective maturity or duration of its portfolio.

A Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. There is also a risk that the derivative will not correlate well with the security that it is substituting. A Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions

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may not always exist at times when a Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and may be more difficult to value. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that a Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount of taxes payable by shareholders.

A Fund may use any or all of these investment techniques and may purchase different types of derivative securities at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables including market conditions.

Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

A Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple (typically two) of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. The Advisor believes that indexed and inverse floating obligations represent flexible portfolio management instruments that allow a Fund to seek potential investment rewards, hedge other portfolio positions or vary the degree of investment leverage relatively efficiently under different market conditions. A Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

Swap Agreements. Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, credit, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors.

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities or an index. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.

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Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund’s exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

The Advisor does not believe that a Fund’s obligations under swap agreements are senior securities and, accordingly, a Fund will not treat them as being subject to its borrowing restrictions.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund’s performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. Additionally, whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Advisor’s ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to a Fund). In connection with credit default swaps in which a Fund is the buyer, a Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to a Fund’s exposure (any accrued but unpaid net amounts owed by a Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, a Fund will segregate or “earmark” cash

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or assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to a Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of a Fund’s portfolio. Such segregation or “earmarking” will not limit a Fund’s exposure to loss.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

Equity swaps are derivative instruments and their values can be very volatile. To the extent that the Advisor does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated

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with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the Securities Act of 1933. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-, Currency- and Equity-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index and currency-linked securities are derivative instruments, which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Advisor. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Advisor. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad. Certain derivative instruments may be illiquid.

Dollar Rolls

Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar (same type, coupon and maturity) securities on a specified future date and lower price. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls. A Fund foregoes principal and interest paid on the securities during the “roll” period. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities as well as the interest earned on the cash proceeds of the initial sale.

Using dollar rolls presents certain risks. Dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase may decline below the repurchase price or the transaction costs may exceed the return earned by a Fund from the transaction. Dollar rolls also involve risk to a Fund if the other party should default on its obligation and a Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction.

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors.

Foreign securities may include depositary receipts, such as American Depository Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are receipts issued in Europe typically by foreign banks or trust companies and foreign branches of domestic banks that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in Depositary Receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may

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establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Foreign securities also may include securities of Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain (PFIC tax) related to the investment, which will be allocated over the period that a Fund is invested in a PFIC. The PFIC tax is the highest ordinary income tax rate in effect for any period multiplied by the portion of the excess distribution allocated to such period, and it could be increased by an interest charge on the deemed tax deferral. A Fund may elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs, which in many cases may be difficult to obtain. An alternative election would permit a Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year.

Investing in foreign securities is subject to certain risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. A Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes which would reduce the amount of income and capital gains available to distribute to a Fund’s shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

Certain of the risks associated with investments in foreign securities are heightened with respect to investments in emerging market countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin, and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging market securities also involves risks beyond the risks applicable to foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.

Investing in foreign securities also involves currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may purchase or sell forward foreign currency exchange contracts in order to attempt to minimize the risk to a Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A Fund also may purchase and sell foreign currency futures contracts and related options.

Foreign Currency Transactions

Foreign currency transactions may be used to protect, to some extent, against uncertainty in the level of future currency exchange rates by establishing a fixed exchange rate. Foreign currency transactions may involve the purchase or sale of foreign currencies on a spot basis at the prevailing exchange rate or may involve “forward contracts” that allow a Fund to purchase or sell foreign currencies at a future date. Forward contracts may be used for “transaction hedging,” “position hedging” and “cross-hedging.” A Fund may use forward sale contracts to sell an amount of a foreign currency approximating the value of a Fund’s securities denominated in the foreign security when that foreign currency suffers a substantial decline against the U.S. dollar. A Fund may use forward purchase contracts to purchase a foreign currency when it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized if the value of the hedged currency increases.

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Transaction hedging may allow a Fund to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest rate payment in a foreign currency. A Fund may use transaction hedging to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging may allow a Fund to protect against an adverse change in the relationship between the U.S. dollar and the applicable foreign currencies in which its portfolio securities are denominated. A Fund may use position hedging when it is believed that the U.S. dollar may suffer a decline against the foreign currency by entering into a forward purchase contract to purchase that foreign currency for a fixed dollar amount.

Cross-hedging may allow a Fund to enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall if there is a decline in the U.S. dollar value of the currency in which a Fund’s securities are denominated.

A Fund also may purchase exchange-listed and over-the-counter call and put options on foreign currencies and foreign currencies contracts. Options on foreign currencies and foreign currencies contracts give the holder a right to buy or sell the underlying foreign currencies or foreign currencies contracts for a specified period of time and for a specified amount. The value of an option on foreign currencies or foreign currencies contracts reflects the value of an exchange rate, which depends on the relative values of the U.S. dollar and the relevant foreign currency.

Engaging in foreign currency transactions is subject to certain risks. If the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the dollar value of any securities held by a Fund denominated in that currency. It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract, which may make it necessary for a Fund to purchase additional foreign currency on the spot market if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver at the time a Fund sells the security being hedged. The value of any currency, including the U.S. dollar, may be affected by political and economic factors applicable to the issuer’s country. The exchange rates of currencies also may be affected adversely by governmental actions. Transaction, position and cross-hedging do not eliminate fluctuations in the underlying prices of securities that a Fund owns or intends to purchase or sell and may limit the amount of potential gain that might result from the increase in value of the currency being hedged. Settlement procedures relating to a Fund’s foreign currency transactions may be more complex than those relating to investments in securities of U.S. issuers.

Futures and Options Contracts

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. A Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency.

Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities currently owned or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities. Regulations of the CFTC applicable to a Fund require that all of its futures transactions constitute bona fide hedging transactions except to the extent that the aggregate and initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of a Fund’s portfolio.

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Upon entering into futures contracts, in compliance with the SEC’s requirements, cash or liquid securities, equal in value to the amount of a Fund’s obligation under the contract (less any applicable margin deposits and any assets that constitute “cover” for such obligation), will be segregated with a Fund’s custodian.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract, although a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities in order to initiate and maintain open positions in futures contracts. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit intended to assure completion of the contract (delivery or acceptance of the underlying instrument) that is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Minimum initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. Subsequent payments, called “variation margin,” to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, a process known as “marking to market.” If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional variation margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made for as long as the contract remains open. A Fund expects to earn interest income on its margin deposits.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities (stock index futures contracts do not permit delivery of securities), the contracts usually are closed out before the settlement date without the making or taking of delivery. As such, a Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by a Fund. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract (i.e., the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date) to terminate the position. Final determinations are made as to whether the price of the initial sale of the futures contract exceeds or is below the price of the offsetting purchase, or whether the purchase price exceeds or is below the offsetting sale price. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or a gain. Brokerage commissions are incurred when a futures contract is bought or sold.

Successful use of futures contracts by a Fund is subject to the Advisor’s ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Fund therefore bears the risk that future market trends will be incorrectly predicted.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

In the event of adverse price movements, a Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if a Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

In addition, there is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution of special procedures, by exchanges, which may interfere with the timely execution of customer orders.

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To reduce or eliminate a hedge position held by a Fund, a Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract, which may limit a Fund’s ability to realize its profits or limit its losses. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges – principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. A Fund will deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. A Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates. A Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

Stock Options and Stock Index Options. A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

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A primary difference between stock options and stock index options becomes evident when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or a narrower market index, such as the S&P 100 Index. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Stock index options are currently traded on the following exchanges: the Chicago Board Options Exchange, the NYSE, the AMEX, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

The successful use of a Fund’s options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless a Fund exercises the option or enters into a closing sale transaction for such option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since a Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. The writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, a Fund will realize a loss equal to the premium paid. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation (OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, a Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

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Dealer Options. Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to dealer options. While a Fund might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if a Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction. Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, a Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While each Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with a Fund, no assurance exists that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to a Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, a Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

The staff of the SEC takes the position that purchased dealer options are illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that a Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, a Fund will treat dealer options as subject to a Fund’s limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, a Fund will change its treatment of such instruments accordingly.

Writing covered options. A Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with a Fund’s investment goal and policies. Call options written by a Fund give the purchaser the right to buy the underlying securities from a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price; put options give the purchaser the right to sell the underlying securities to a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price.

A Fund may write only covered options, which means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, a Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. A Fund may write combinations of covered puts and calls, called straddles, on the same underlying security.

A Fund will receive a premium from writing a put or call option, which increases a Fund’s return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by a Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an offsetting option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction

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will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. A Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If a Fund writes a call option but does not own the underlying security, and when it writes a put option, a Fund may be required to deposit cash or securities with its broker as “margin” or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, a Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. A Fund may purchase call options to hedge against an increase in the price of securities that a Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) Options. A Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by a Fund, only pursuant to agreements that will assure that a Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. A Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be “in-the-money” as an illiquid investment. It is the present policy of a Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund’s Prospectus) of a Fund’s net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by a Fund, (ii) OTC options purchased by a Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Index Options. As an alternative to purchasing call and put options on index futures, a Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

Foreign Stock Index Options. A Fund may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

Options on Futures Contracts. A Fund may purchase and write call and put options on futures contracts it may buy or sell. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash

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value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. There is no guarantee that such closing transactions can be effected.

A Fund will enter into written options on futures contracts only when, in compliance with the SEC’s requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. There may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Successful use of index futures by a Fund for hedging purposes is also subject to the Advisor’s ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in a Fund’s portfolio may decline. If this occurs, a Fund would lose money on the futures and also experience a decline in the value of its portfolio securities, as a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, a Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

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Use by Tax-Exempt Funds of Interest Rate and U.S. Treasury Security Futures Contracts and Options. A Fund investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Index Futures Contracts and Options on Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).

A Fund may also purchase and sell options on index futures contracts. Options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged.

Guaranteed Investment Contracts (Funding Agreements)

Guaranteed investment contracts, or funding agreements, are debt instruments issued by insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Fund payments at negotiated, floating or fixed interest rates. A Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards.

Investing in guaranteed investment contracts is subject to certain risks. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Fund on seven days notice or less, at which time the investment may be considered illiquid under applicable SEC regulatory guidance and subject to certain restrictions.

Illiquid Securities

Illiquid securities are defined by a Fund pursuant to the SEC staff’s current guidance and interpretations which provides that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within

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seven days at approximately the value at which the Fund has valued the investment on its books. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Subject to its investment policies, a Fund may invest in illiquid investments and may invest in certain restricted securities that are deemed to be liquid securities.

Investing in Other Investment Companies

Investing in other investment companies is a manner in which a Fund seeks to achieve its investment objective. A Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, its rules and regulations and any exemptive orders currently or in the future obtained by a Fund from the SEC.

The 1940 Act generally requires that a Fund limit its investments in another investment company or series thereof so that, as determined immediately after a securities purchase is made: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) not more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a Fund or by the company as a whole. Such other investment companies may include exchange-traded funds (ETFs) which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries.

Under the 1940 Act and regulations thereunder, a Fund may purchase shares of other affiliated Columbia Funds, including the Money Market Funds, subject to certain conditions. Investing in affiliated funds may present certain actual or potential conflicts of interest, which are discussed below. For more information about such actual and potential conflicts of interest, see Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest.

Investing in other investment companies is subject to certain risks. Although a Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to gain exposure to a type of security or to be fully invested, there are potential disadvantages. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. A shareholder may be charged fees not only on a Fund shares held directly but also on the investment company shares that a Fund purchases.

In addition, investing in ETFs is subject to certain other risks. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track as well as to the risks of the specific sector or industry on which the ETF is based. ETFs also are subject to the risk that their prices may not correlate perfectly to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons.

Low and Below Investment Grade Securities

Low and below investment grade securities are debt securities with the lowest investment grade rating (e.g., BBB by S&P and Fitch or Baa by Moody’s) or that are below investment grade (e.g., lower than BBB by S&P and Fitch or Baa by Moody’s) or are unrated but of comparable quality. These types of securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications, or similar events, are more speculative in nature than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities generally are issued by unseasoned companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. Low and below investment grade securities and comparable unrated securities: (i) likely will have some quality and protective characteristics that, in the judgment of an NRSRO, are outweighed by large uncertainties or major risk exposures to adverse conditions; (ii) are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation; and (iii) may have a less liquid secondary market, potentially making it difficult to value or sell such securities.

Investing in low and below investment grade securities and comparable unrated securities is subject to certain risks. The rates of return on these types of securities generally are higher than the rates of return available on more highly rated securities, but generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, a Fund may be more dependent on the Advisor’s credit analysis with respect to these types of securities than is the case for more highly rated securities.

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The market values of certain low and below investment grade securities and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than more highly rated securities. In addition, issuers of these types of securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default is significantly greater because low and below investment grade securities and comparable unrated securities generally are unsecured and frequently are subordinated to more senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its holdings of such securities. The existence of limited markets for lower-rated debt securities may diminish a Fund’s ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value; and (ii) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Inverse Floating Rate Obligations

Inverse floating rate obligations (inverse floaters) are derivative securities that represent interests in bonds and carry coupon values that vary inversely to changes in short-term interest rates. Investing in inverse floating rate obligations is subject to certain risks. As short-term interest rates rise, inverse floaters may produce less income and as short-term interest rates decline, inverse floaters may produce more income. As a result, the value of inverse floaters may be more volatile than the value of bonds with similar maturities. The market value of inverse floaters generally declines when rates rise, but may decline further than the market value of bonds with similar maturities (and, conversely, can increase more when long-term rates fall).

Money Market Instruments

Money market instruments are high-quality, short-term debt obligations, which include: (i) bank obligations, including certificates of deposit and bankers’ acceptances; (ii) funding agreements; (iii) repurchase agreements; (iv) obligations of the United States and foreign countries and each of their agencies and instrumentalities; and (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities.

Investing in money market instruments is subject to certain risks. Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Mortgage-Backed Securities

Mortgage-backed securities are a type of asset-backed security and represent interests in, or debt securities backed by, pools of underlying mortgages. In some cases, they may be insured or guaranteed by the U.S. Government or its agencies. They pass through the payments on the underlying mortgages to the security holders (less servicing fees paid to the originator or other parties or fees paid for any credit enhancement and payments on any retained or remainder portion of the assets retained by the originator or sold to another party). Mortgage-backed securities are created when mortgage originators transfer the mortgages to a special purpose entity such as a trust, which then, in turn, issues securities with a minimum denomination and specific term. The securities are privately placed or publicly offered.

Mortgage-backed securities commonly are issued or guaranteed by the Government National Mortgage Association (also known as Ginnie Mae or GNMA), the Federal National Mortgage Association (also known as Fannie Mae or FNMA), or the Federal Home Loan Mortgage Corporation (also known as Freddie Mac or FHLMC), but also may be issued or guaranteed by other issuers, including private companies. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its stock nor the securities it issues are

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insured or guaranteed by the U.S. Government. FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, “repackages” them and provides certain guarantees. FHLMC’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Mortgage-backed securities issued by FHLMC are not guaranteed as to timely payment of interest and principal by the U.S. Government.

Collateralized mortgage obligations (CMOs) are debt obligations issued by special-purpose trusts, collateralized by underlying mortgage assets. Principal prepayments on underlying mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a periodic basis. The principal and interest payments on the underlying mortgage assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgage assets are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Real estate mortgage investment conduits (REMICs) are entities that own mortgages and elect REMIC status under the Code and, like CMOs, issue debt obligations collateralized by underlying mortgage assets that have characteristics similar to those issued by CMOs.

Investing in mortgage-backed securities is subject to certain risks, including, among others, prepayment, market and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages more quickly than expected, which may affect the security’s average maturity and rate of return. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages also may be affected by home value appreciation, ease of the refinancing process and local economic conditions, among other factors. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities can be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, which in turn may decrease their value. Credit risk reflects the risk that a holder of mortgage-backed securities may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. Government. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions.

Municipal Securities

Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Municipal securities can be classified into two principal categories, including “general obligation” bond and other securities and “revenue” bond and other securities. General obligation bonds are secured by the issuer’s full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as the user of the facility being financed. Municipal securities also may include “moral obligation” securities, which normally are issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the governmental entity that created the special purpose public authority.

Municipal securities may include municipal bonds, municipal notes and municipal leases. Municipal bonds are debt obligations of a governmental entity that obligate the municipality to pay the holder a specified sum of money at specified intervals and to repay the principal amount of the loan at maturity.

Municipal notes may be issued by governmental entities and other tax-exempt issuers in order to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity

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payable from taxes or designated revenues expected to be received within the relevant fiscal period. Municipal notes generally have maturities of one year or less. Municipal notes can be subdivided into two sub-categories: (i) municipal commercial paper and (ii) municipal demand obligations.

Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold, for example, to meet seasonal working capital or interim construction financing needs of a governmental entity or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

Municipal demand obligations can be subdivided into two general types: variable rate demand notes and master demand obligations. Variable rate demand notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which a Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes generally provide that interest rates are adjustable at intervals ranging from daily to six months.

Master demand obligations are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes. Although there is no secondary market for master demand obligations, such obligations are considered by a Fund to be liquid because they are payable upon demand. A Fund has no specific percentage limitations on investments in master demand obligations.

Municipal lease obligations are participations in privately arranged loans to state or local government borrowers. In general, such loans are unrated, in which case they will be determined by the Advisor to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender.

Although lease obligations do not constitute general obligations of the municipal issuer to which the government’s taxing power is pledged, a lease obligation ordinarily is backed by the government’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses that provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a periodic basis. In the case of a “non-appropriation” lease, a Fund’s ability to recover under the lease in the event of non-appropriation or default likely will be limited to the repossession of the leased property in the event that foreclosure proves difficult.

Tender option bonds are municipal securities having relatively long maturities and bearing interest at a fixed interest rate substantially higher than prevailing short-term tax-exempt rates that is coupled with the agreement of a third party, such as a bank, broker/dealer or other financial institution, to grant the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. The financial institution receives periodic fees equal to the difference between the municipal security’s coupon rate and the rate that would cause the security to trade at face value on the date of determination.

Investing in municipal securities is subject to certain risks. There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different rates of return while municipal securities of the same maturity and interest rate with different ratings may have the same rate of return.

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The payment of principal and interest on most municipal securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. Each state, each of their political subdivisions, municipalities, and public authorities, as well as the District of Columbia, Puerto Rico, Guam, and the Virgin Islands, is a separate “issuer.” An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

There are particular considerations and risks relevant to investing in a portfolio of a single state’s municipal securities, such as the greater risk of the concentration of portfolio holdings versus the greater relative safety that comes with a less concentrated investment portfolio.

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Participation Interests

Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes, that have been “repackaged” by an intermediary, such as a bank or broker/dealer. Participation interests typically are issued by partnerships or trusts through which a Fund receives principal and interest payments made by the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, which are passed through to purchasers, such as a Fund. Mortgage-backed securities are a common type of participation interest.

Loan participations are a type of participation interest. Loan participations are interests in loans that are administered by a lending bank or agent for a syndicate of lending banks and sold by the bank or syndicate members.

Investing in participation interests is subject to certain risks. Participation interests generally are subject to the credit risk associated with the underlying borrowers. If the underlying borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the borrower. A Fund also may be deemed a creditor of the lending bank or syndicate members and be subject to the risk that the lending bank or syndicate members may become insolvent.

Preferred Stock

Preferred stock represents units of ownership of a public corporation that pay dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock shares some of the characteristics of both debt and equity. Preferred stock ordinarily does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond.

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Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by corporate bidders. Shares typically are bought and sold at face values ranging from $100,000 to $500,000 per share. The potential benefits of APS include:

•	Reduced interest rate risk: Because these securities generally reset within a short period of time, the exposure to interest rate risk is somewhat mitigated.

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Preservation of principal: The frequency of the dividend reset provisions makes APS an attractive cash management instrument. The auction reset mechanism generally assures that the shares will trade at par on the auction date. For those that reset frequently, the share price is not expected to fluctuate from par; however, the reset rate may reflect factors such as market conditions, demand and supply for a particular credit confidence in the issuer.

•	Credit quality: Most corporate APS carry an investment grade credit rating from both Moody’s and S&P, municipal APS typically carry the highest credit rating from both Moody’s and S&P (Aaa/AAA).

In addition to reinvestment risk if interest rates fall, some specific risks with regard to APS include:

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Failed auction: Such a breakdown of the auction process is unlikely; however, in the event that the process fails, the rate is reset at the maximum applicable rate, which is usually described in the prospectus and typically is influenced by the issuer’s credit rating. In a failed auction, current shareholders generally are unable to sell some, or all, of the shares when the auction is completed. Typically, the liquidity for APS that have experienced a failed auction becomes very limited. If a failed auction were to occur, the shareholder may hold his or her shares until the next auction. Should there not be subsequent auctions that ‘unfail’ the process, the shareholder may: (1) hold the APS in anticipation of a refinancing by the issuer that would cause the APS to be called, or (2) hold securities either indefinitely or in anticipation of the development of a secondary market.

•	Early call risk: Although unlikely, the preferred shares are redeemable at any time, at the issuer’s option, at par plus accrued dividends.

Investing in preferred stock is subject to certain risks. For example, stock market risk is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and decline based on factors specific to each corporation, such as changes in earnings or management.

Investing in preferred stock also may involve the risks applicable to investing in a particular company. For example, stocks of smaller companies tend to have greater price fluctuations than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Stocks of these companies may have a higher potential for gains but also are subject to greater risk of loss.

Investing in preferred stock also may involve the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ stock to decline.

Private Placement and Other Securities

Private placement securities are securities that have been privately placed and that are eligible for sale only to certain qualified investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. However, the securities so purchased are often “restricted” and cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale.

Private placements typically may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

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Investing in private placement and other restricted securities is subject to certain risks. Private placements may be considered illiquid securities. Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value due to the absence of a trading market.

Unlike public offerings, restricted securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Real Estate Investment Trusts

REITs are entities that either own properties or make construction or mortgage loans and also may include operating or finance companies. An equity REIT generally holds equity positions in real estate and seeks to provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties. A mortgage REIT generally specializes in lending money to owners of properties and passes through any interest income it may earn to its shareholders.

Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and the oil and gas industries, but they also may finance motion pictures, research and development and other projects.

Investing in REITs is subject to certain risks. For example, REITs may be subject to certain risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs also may be subject to interest rate risk. In general, increases in interest rates will decrease the value of high-yield securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for preferential tax treatment under the Code, which adversely could affect dividend payments.

Investing in master limited partnerships generally is subject to the risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. Additional risks include those associated with the specific industries in which a master limited partnership invests, such as the risks associated with investing in the real estate or oil and gas industries.

Repurchase Agreements

Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time subject to the obligation of a seller to repurchase and a Fund to resell such security at a fixed time and price (representing a Fund’s cost plus interest). Repurchase agreements also may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase. A Fund typically will enter into repurchase agreements with only with commercial banks, registered broker/dealers and the Fixed Income Clearinghouse Corporation, and only with respect to the highest quality securities, such as U.S. Government obligations. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest.

Using repurchase agreements is subject to certain risks. Repurchase agreements generally are subject to counterparty risk. If a counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale and accrued interest are less than the resale price provided in the repurchase agreement including interest. In addition, if a seller becomes involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if, for example, a Fund is treated as an unsecured creditor and is required to return the underlying collateral to the seller or its assigns.

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Reverse Repurchase Agreements

Reverse repurchase agreements are agreements under which a Fund sells a security subject to the obligation of a buyer to resell and a Fund to repurchase such security at a fixed time and price. Reverse repurchase agreements also may be viewed as borrowings made by a Fund.

Using reverse repurchase agreements is subject to certain risks. Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

Standby Commitments

Standby commitments are securities under which a purchaser, usually a bank or broker/dealer, agrees to purchase, for a fee, an amount of a Fund’s municipal obligations. The amount payable by a bank or broker/dealer to purchase securities subject to a standby commitment typically will be substantially the same as the value of the underlying municipal securities. A Fund may pay for standby commitments either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a commitment.

Using standby commitments is subject to certain risks. Standby commitments are subject to the risk that a counterparty will not fulfill its obligation to purchase securities subject to a standby commitment.

Stripped Securities

Stripped securities are derivatives that evidence ownership in either the future interest or principal payments on an instrument. Stripped securities typically are products of brokerage houses and the U.S. Government and there are many different types and variations. For example, separately traded interest and principal securities, or STRIPS, can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through the Federal Book-Entry System. TIGERS are Treasury securities stripped by brokers. Stripped mortgage-backed securities, or SMBS, also can issued by the U.S. Government or its agencies.

SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal.

Investing in stripped securities is subject to certain risks. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail fully to recoup its initial investment in such securities. The market value of the class consisting primarily or entirely of principal payments can be especially volatile in response to changes in interest rates. The rates of return on a class of SMBS that receives all or most of the interest are generally higher than prevailing market rates of return on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a greater risk that the initial investment will not be recouped fully.

Structured Products and Linked Securities

Structured products are types of derivative securities that may have various combinations of equity and debt characteristics. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

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Linked securities are a type of structured product. Index-linked, equity-linked, currency-linked and other types of linked securities can be either equity or debt securities that call for interest payments and/or payment at maturity in different terms than a typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments depend on the performance of an underlying stock, index, or a weighted index of commodity futures such as crude oil, gasoline and natural gas.

Index-linked securities include issues such as S&P Depositary Receipt (SPDR), which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index. Because a unit investment trust is an investment company under the 1940 Act, a Fund’s investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500 Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, a Fund would continue to pay its own management and advisory fees and other expenses, as a result of which a Fund and its shareholders in effect would be absorbing duplicate levels of fees with respect to investments in such unit investment trusts.

With respect to equity-linked securities, at maturity, the principal amount of the debt is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Equity-linked securities include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES), and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Currency-linked debt securities are short-term or intermediate-term instruments that have a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Investing in structured products and linked securities is subject to certain risks. Because structured products typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products generally are of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher rates of return and present greater risks than unsubordinated structured securities. Structured products typically are sold in private placement transactions and may have a limited trading market.

Investments in “linked” securities can lead to large losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Fund to utilize linked-securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currency from emerging market countries, there are certain additional risks associated with such investments.

SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called “creation unit size” and are redeemable in-kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

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U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable- and Floating-Rate Obligations

Variable- and floating-rate obligations provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Unlike a fixed interest rate, a variable or floating rate is one that rises and declines based on the movement of an underlying index of interest rates and may pay interest at rates that are adjusted periodically according to a specified formula.

Investing in variable- and floating-rate obligations is subject to certain risks. Variable- and floating-rate obligations may involve direct lending arrangements between the purchaser and the issuer and there may be no active secondary market, making it difficult to resell such obligations to a third party. Variable- and floating-rate obligations also may be subject to interest rate and credit risks. Changes in interest rates can affect the rate of return on such obligations. If an issuer of a variable- or floating rate obligation defaults, a Fund could sustain a loss to the extent of such default.

Warrants and Rights

Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock.

Investing in warrants and rights is subject to certain risks. Warrants and rights may be subject to the risk that the purchaser could lose the purchase value of such securities. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights, such as when there is no movement in the market price or the market price of such securities declines.

When-Issued, Delayed Delivery and Forward Commitment Transactions

When-issued, delayed delivery and forward commitment transactions involve the purchase or sale of securities by a Fund, with payment and delivery taking place in the future. When engaging in when-issued, delayed delivery and forward commitment transactions, a Fund typically will hold cash or liquid securities in a segregated account in an amount equal to or greater than the purchase price. The payment obligation and, if applicable, the interest rate that will be received on the securities, are fixed at the time that a Fund agrees to purchase the securities. A Fund generally will enter into when-issued, delayed delivery and forward commitment transactions only with the intention of completing such transactions. However, the Advisor may determine not to complete a transaction if it deems it appropriate. In such cases, a Fund may realize short-term gains or losses.

Engaging in when-issued, delayed delivery and forward commitment transactions is subject to certain risks. There are the risks that the securities purchased may fall in value by the time they actually are issued or that the other party may fail

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to honor the contract terms. A Fund that invests in delayed delivery securities may rely on a third party to complete the transaction. Failure by a third party to deliver a security purchased on a delayed delivery basis may result in a financial loss to a Fund or the loss of an opportunity to make an alternative investment.

Zero-Coupon, Pay-in-Kind and Step-Coupon Securities

Zero-coupon securities do not pay interest on a current basis but instead accrue interest over the life of the security. Among the most common are zero-coupon bonds, which either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and zero-coupon securities are marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGER (Treasury Investor Growth Receipt) or STRIPS (Separate Trading of Registered Interest and Principal of Securities). Zero-coupon bonds also are issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages also exist and operate on the same principle as zero-coupon bonds; the CD holder or mortgage holder receives face value at maturity and no payments until then.

Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

Zero-coupon, step-coupon and pay-in-kind securities generally have substantially all the rights and privileges of holders of the underlying coupon obligations or principal obligations. Holders of these securities have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of such securities.

Investing in zero-coupon, pay-in-kind and step-coupon securities is subject to certain risks. The market prices of zero-coupon, step-coupon and pay-in-kind securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

Because zero-coupon securities bear no interest, they are the most volatile of all fixed income securities. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying out interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than full-coupon bonds, because the bonds have locked in a particular rate of reinvestment that becomes more attractive the further rates fall.

Borrowings

Each Fund has a fundamental policy with respect to borrowing that can be found under the heading About the Portfolios’ Investments – Fundamental and Non-Fundamental Investment Policies.

The Funds participate in committed and uncommitted lines of credit provided by State Street (the Lines of Credit). Any advance under the Lines of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Information about specific borrowings, if any, by any particular Fund under the Uncommitted Line over the last fiscal year, if any, can be found in its Annual Report to Shareholders for the year ended March 31, 2007.

As noted above, pursuant to an exemptive order from the SEC, a Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

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Under the uncommitted line of credit, as opposed to the committed line of credit, State Street is not obligated to lend money to a Fund. Accordingly, it is possible that a Fund may wish to borrow money under the uncommitted line of credit for a temporary or emergency purpose but may not be able to do so.

Short Sales

Each Fund may engage in short sales, which is the sale of a security or commodity futures contract not owned by the seller. The technique is used in order to take advantage of an anticipated decline in the price or to protect a profit in a long-term position. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

A Fund will sometimes sell securities short when the Fund owns an equal amount of such securities as those securities sold short. This is a technique known as selling short “against the box.”

A Fund’s successful use of short sales will be subject to the ability of the Advisor to correctly predict movements in the directions of the relevant market. A Fund that engages in short selling therefore bears the risk that the Advisor will incorrectly predict future price directions. In addition, if a Fund sells a security short, and that security’s price goes up, the Fund will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may not be closed out. There can be no assurance that the Fund will not incur significant losses in such a case.

Short sales “against the box” entail many of the same risks and considerations described above. However, when a Fund sells short “against the box” it typically limits the amount of securities that the Fund has leveraged.

Lending Securities

For various reasons, including to enhance a Fund’s return, a Fund may lend its portfolio securities to broker/dealers and other institutional investors. Loans are typically made pursuant to agreements that require the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Such loans may not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceeds one-third of the value of the Fund’s total assets. A Fund will continue to receive interest on the loaned securities while simultaneously earning interest on the investment of the collateral. However, a Fund will normally pay lending fees to such broker/dealers and related expenses from the interest earned on invested collateral. The Money Market Funds do not engage in securities lending.

Securities lending transactions are generally subject to counterparty risk, which is the risk that the counterparty to the transaction could default. In other words, the risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, loans are made only to borrowers deemed to be of good standing and when, in the Advisor’s judgment, the income to be earned from the loan justifies the attendant risks.

Temporary Defensive Positions

Each Fund may temporarily invest in money market instruments or hold cash while it is investing defensively. It may do so without limit, when the Advisor: (i) believes that the market conditions are not favorable for profitable investing;

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(ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While a Fund engages in such strategies, it may not achieve its investment objective.

See also About the Portfolios” Investments – Permissible Investments and Related Risks – Money Market Instruments.

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

For each Fund’s portfolio turnover rate, see the Financial Highlights section in the prospectus for that Fund.

Disclosure of Portfolio Information

The Board has adopted policies and procedures with respect to the disclosure of the Funds’ portfolio holdings. These policies and procedures are designed to ensure that disclosure of information regarding the Funds’ portfolio securities is in the best interests of Fund shareholders and to address conflicts between the interests of a Fund’s shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Fund, on the other. These policies and procedures provide that Fund portfolio holdings information generally may not be disclosed to any party prior to the earlier of: (1) the business day next following the posting of such information on the Funds’ website, if applicable, or (2) the time a Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The policies and procedures prohibit the Advisor and the Funds’ other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies and procedures apply to all categories of funds and include variations tailored to the different categories of funds. Under this tailored approach, some of the provisions described below do not apply to Funds covered by this SAI. The Advisor also has adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

Public Disclosures

The Funds’ portfolio holdings currently are disclosed to the public through required filings with the SEC and on the Funds’ website. This information is available on the Funds’ website as described below.

•	For equity, convertible, balanced and asset allocation Funds, a complete list of portfolio holdings as of a month-end is posted approximately 30 calendar days after such month-end.

•	For fixed income Funds, a complete list of portfolio holdings as of a fiscal quarter-end is posted approximately 60 calendar days after such quarter-end.

•	For Money Market Funds, a complete list of portfolio holdings as of a month-end is posted approximately the fifth business day after such month-end.

The Funds also disclose their largest holdings, as a percent of the market values of the Funds’ portfolios, as of month-end on their website generally within 15 days after such month-end; with the equity Funds posting their largest 10-15 holdings, the balanced Funds posting their largest 5 equity holdings, and certain fixed income Funds posting their top 5-15 holdings.

The scope of the information provided pursuant to the Funds’ policies relating to each Fund’s portfolio that is made available on the website may change from time to time without prior notice.

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The Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Fund’s fiscal year). Shareholders may obtain the Funds’ Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov, a link to which is provided on the Columbia Funds’ website. In addition, the Funds’ Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

With respect to the variable insurance trusts, holdings information is disclosed no earlier than the time such information is filed in a publicly available SEC filing required to include such information.

The Funds, the Advisor and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Funds’ website or no earlier than the time the Funds file such information in a publicly available SEC filing required to include such information.

Other Disclosures

The Funds’ policies and procedures provide that no disclosures of the Funds’ portfolio holdings may be made prior to the holdings information being made public unless (1) the Funds have a legitimate business purpose for making such disclosure, (2) the Funds’ chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose, the following factors, and any additional relevant factors, are considered: (1) that any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Advisor; (2) any conflicts of interest between the interests of Fund shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Fund, on the other; and (3) that prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that otherwise is unlawful.

In addition, the Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information in order to assist the Funds with their day-to-day business affairs. In addition to the Advisor and its affiliates, these service providers include the Funds’ sub-advisor(s) (if any), the Funds’ independent registered public accounting firm, legal counsel, financial printers, the Funds’ proxy solicitor, the Funds’ proxy voting service provider, and rating agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. The Funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

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The Funds currently have ongoing arrangements with certain approved recipients to disclose portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Funds’ chief executive officer. These special arrangements are described in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Electra Information Systems	None	Use of holdings information for trade reconciliation purposes.	Daily

Standmard & Poor’s	None	Vendor uses to maintain ratings for certain Money Market Funds.	Weekly

InvestorTools, Inc.	None	Access to holdings granted solely for the purpose of testing back office conversion of trading systems.	Real time

ING Insurance Company	None	Access to holdings granted for specific Funds for ING’s creation of client/shareholder materials. ING may not distribute materials until the holdings information is made public.	Quarterly

Glass-Lewis	None	Glass-Lewis receives holdings information in connection with testing the firm’s proxy services.	Daily

CMS Bondedge	None	CMS Bondedge is the vendor for an application used by the Advisor’s Fixed Income Portfolio Management team as an analytical and trading tool. CMS Bondedge may receive holdings information to assist in resolving technical difficulties with the application.	Ad hoc

Linedata Services, Inc.	None	Linedata is the software vendor for the LongView Trade Order Management System. Linedata may receive holdings information to assist in resolving technical difficulties with the application.	Ad hoc

JP Morgan	None	JP Morgan provides the High Yield team with peer group analysis reports for purposes of analyzing the portfolio.	Monthly

Malaspina Communications	None	Vendor uses to facilitate writing, publishing, and mailing Fund shareholder reports and communications including shareholder letter and management’s discussion of Fund performance.	Quarterly

Data Communique	None	Vendor uses to automate marketing materials. Vendor receives top holdings information to populate data in fact sheet templates.	Quarterly

Evare LLP	None	Evare obtains account information for purposes of standardizing and reformatting data according to the Advisor’s specifications for use in the reconciliation process.	Daily

Factset Data Systems, Inc.	None	FactSet provides quantitative analytics, charting and fundamental data to the Advisor. FactSet requires holdings information to provide the analytics.	Daily

RR Donnelly/WE Andrews	None	Printers for the Funds’ prospectuses, supplements, SAIs, fact sheets, and brochures.	Monthly

Merrill and Bowne	None	Printers for the Funds’ prospectuses, supplements, and SAIs.	Monthly

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Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Merrill Corporation	None	Provides fulfillment of the Funds’ prospectuses, supplements, SAIs, and sales materials.	Monthly

Citigroup	None	Citigroup is the software vendor for Yield Book, an analytic software program. The Advisor uses Yield Book to perform ongoing risk analysis and management of certain fixed income Funds and fixed income separately managed accounts.	Daily

Mellon Analytical Solutions	None	Provides portfolio characteristics to assist in performance reviews and reporting.	Monthly

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INVESTMENT ADVISORY AND OTHER SERVICES

The Advisor and Investment Advisory Services

The Advisor (which is also the Administrator) has been a registered investment advisor since 1995. The Advisor is a wholly owned subsidiary of CMG, which is the primary investment division of Bank of America. The Advisor and CMG are located at 100 Federal Street, Boston MA 02110.

Services Provided

Pursuant to the terms of the Investment Advisory Agreement, the Advisor is responsible for the overall management and supervision of the investment management of each Fund. The Advisor performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

The Investment Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor’s obligations or duties thereunder, or any of its respective officers, directors, employees or agents, the Advisor shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Advisory Agreement became effective with respect to each Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Advisory Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Investment Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Advisor on 60 days’ written notice.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, shareholder servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing Fund prospectuses to shareholders. The Distributor pays the cost of printing and distributing all other prospectuses.

Advisory Fee Rates and Fees Paid

The Funds pay the Advisor an annual fee for its investment advisory services, as set forth in the Investment Advisory Agreement, and as shown in the section entitled Management of the Fund – Primary Service Providers in each Fund’s prospectus. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The Advisor also may pay amounts from its own assets to the Distributor or to selling or servicing agents for services they provide.

The Advisor received fees from the Funds for its services as reflected in the following chart, which shows the net advisory fees paid to the Advisor and the advisory fees waived/reimbursed by the Advisor, where applicable, for the three most recently completed fiscal periods.

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Advisory Fees Paid by the Funds

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006
Masters Heritage Portfolio
Amount Paid	$	$
Amount Waived/Reimbursed	$	$
Masters Global Equity Portfolio
Amount Paid	$	$
Amount Waived/Reimbursed	$	$
Masters International Equity Portfolio
Amount Paid	$	$
Amount Waived/Reimbursed	$	$

Portfolio Manager(s)

The following provides additional information about the portfolio manager(s) of the Advisor that are responsible for making the day-to-day investment decisions for the Funds, as identified in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus.

Compensation

As of the Funds’ most recent fiscal year end, the Advisor’s portfolio managers received all of their compensation from the Advisor and its parent company, CMG, in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups noted below, emphasizing the portfolio manager’s three and five year performance. The Advisor also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Performance Benchmarks

Portfolio Manager	Primary Benchmark(s)	Secondary Benchmark	Morningstar Category (Peer Group)
Vikram Kuriyan

The size of the overall bonus pool each year is determined by CMG and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor’s profitability for the year, which is influenced by assets under management.

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Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the portfolio manager(s) of the Advisor managed, as of March 31, 2007.

Other Accounts Managed by the Portfolio Manager(s)

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Vikram Kuriyan (a)
Vikram Kuriyan (b)
Vikram Kuriyan (c)

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than Masters Heritage Portfolio.

(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than Masters Global Equity Portfolio.

(c)	“Other SEC-registered open-end and closed-end funds” represents funds other than Masters International Equity Portfolio.

The following table shows the number and assets of the above accounts (or portions of such accounts) for which the compensation of the Advisor’s portfolio manager(s) is based on performance, as of March 31, 2007, the Funds’ most recent fiscal year end.

Other Accounts Managed by the Portfolio Manager(s) for which Compensation is Based on Performance

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Vikram Kuriyan (a)
Vikram Kuriyan (b)
Vikram Kuriyan (c)

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than Masters Heritage Portfolio.

(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than Masters Global Equity Portfolio.

(c)	“Other SEC-registered open-end and closed-end funds” represents funds other than Masters International Equity Portfolio.

Ownership of Securities

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the Advisor’s portfolio manager(s), as of March 31, 2007.

Portfolio Manager Ownership of the Columbia Funds Family as of March 31, 2007

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
Vikram Kuriyan

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The Advisor’s Portfolio Managers and Potential Conflicts of Interests

Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Advisor and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Advisor’s Code of Ethics and certain limited exceptions, the Advisor’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of broker/ dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Advisor and the Funds have adopted compliance procedures that provide that any transactions between a Fund and another account managed by the Advisor are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. More rarely, a portfolio manager may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

A Fund’s portfolio manager(s) also may also other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. Many of the potential conflicts of interest to which the Advisor’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the Advisor and its affiliates. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Advisor and its affiliates.

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The Administrator

CMA (which is also the Advisor) serves as Administrator of the Funds.

Services Provided

Pursuant to the terms of the Administration Agreement, the Administrator has agreed to, among other things, (i) provide office space, equipment and clerical personnel; (ii) arrange, if desired by the Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund; (iii) prepare and, if applicable, file all documents required for compliance by each Fund with applicable laws and regulations; (iv) prepare agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; (v) coordinate and oversee the activities of each Fund’s other third party service providers; and (vi) maintain certain books and records of each Fund.

Administration Fee Rates and Fees Paid

The Administrator may receive fees as compensation for its services, which are computed daily and paid monthly, at the annual rates shown in the table below.

Administration Fee Rates

Fund	Administration Fee Rate, as a % of Average Daily Net Assets
Masters Heritage Portfolio
Masters Global Equity Portfolio
Masters International Equity Portfolio

The Administrator received fees from the Funds for its services as reflected in the following chart, which shows the net administration fees paid to the Administrator and the administration fees waived/reimbursed by the Administrator, where applicable, for the three most recently completed fiscal periods.

Administration Fees Paid by the Funds

Fund	Fiscal Year Ended March 31, 2007	Fiscal Period Ended March 31, 2006
Masters Heritage Portfolio	$	$
Masters Global Equity Portfolio	$	$
Masters International Equity Portfolio	$	$

Pricing and Bookkeeping Services

CMA is responsible for providing certain pricing and bookkeeping services to the Funds.

Services Provided

Effective December 15, 2006, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with the Advisor pursuant to which the Advisor monitors, budgets and approves Fund expenses, provides oversight of the performance by State Street of accounting and financial reporting services, and provides services related to the Sarbanes-Oxley Act of 2002. Under the Services Agreement, the Funds reimburse the Advisor for out-of- pocket expenses, direct internal costs relating to fund accounting oversight, monitoring, budgeting and approving Fund expenses, and direct internal costs incurred in connection with the Sarbanes-Oxley Act of 2002.

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Also, effective December 15, 2006, the Funds entered into a Financial Reporting Services Agreement with the Advisor and State Street (the “Financial Reporting Services Agreement”) pursuant to which State Street provides certain financial reporting services, such as the preparation of a Fund’s financial information for shareholder reports and SEC filings. Also effective December 15, 2006, the Funds entered into an Accounting Services Agreement with the Advisor and State Street (together with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services, including but not limited to, the recording of general ledger entries and the calculation of daily expenses and income. Under the State Street Agreements, each Fund pays State Street annual fees for these services, payable monthly, totaling $38,000 plus an additional fee based on an annualized percentage rate of such Fund’s assets. Under the State Street Agreements, the fees payable to State Street will not exceed $140,000 annually in the aggregate for such Fund.

Prior to December 15, 2006, the Funds had a pricing and bookkeeping agreement and an amended Administration Agreement with the Administrator. Under these agreements, the Funds continued to receive substantially the same pricing, bookkeeping and administrative services as they received under the Administration Agreement prior to December 1, 2005.

Pricing and Bookkeeping Fee Rates and Fees Paid

For services provided under the Funds’ prior pricing and bookkeeping Agreement, the Funds paid to CMA, or to such other person(s) as CMA directed, an annual fee, payable monthly, consisting of: (i) a Fund accounting fee of $25,000 plus an additional monthly fee based on a Fund’s net asset value (the “Fund Accounting Fee”); and (ii) a financial reporting service of $13,000 (the “Financial Reporting Fee”). Additionally, the Funds bore certain reimbursable costs and expenses as provided in their prior pricing and bookkeeping agreement and the Administration Agreement. The aggregate Fund Accounting and Fund Reporting Fees could not exceed $140,000 (exclusive of out-of-pocket expenses and charges) for a Fund.

CMA and State Street received fees from the Funds for their services as reflected in the following chart, which shows the net pricing and bookkeeping fees paid to State Street under the Services Agreement and to CMA under the Funds’ prior pricing and bookkeeping agreement and the Administration Agreement for the three most recently completed fiscal years.

Pricing and Bookkeeping Fees Paid by the Funds

Fund	Fiscal Year Ended March 31, 2007	Fiscal Period Ended March 31, 2006
Masters Heritage Portfolio	$	$
Masters Global Equity Portfolio	$	$
Masters International Equity Portfolio	$	$

The Principal Underwriter/Distributor

CMD is the Principal Underwriter and Distributor of the shares of the Funds. Its address is: One Financial Center, Boston, MA 02111.

Distribution Obligations

Pursuant to a Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it

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believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

The Distribution Agreement became effective with respect to a Fund after approved by its Board, and continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Distributor on 60 days’ written notice.

Underwriting Commissions

The following table shows the underwriting commissions paid to the Distributor by all Columbia Funds it serves, as well as amounts the Distributor retained, during the Funds’ three most recent fiscal years.

Underwriting Commissions Paid by the Columbia Funds

Fund	Amount Paid	Amount Retained by Distributor
Fiscal Year Ended March 31, 2007	$	$
Fiscal Year Ended March 31, 2006	$	$
Fiscal Year Ended March 31, 2005	$	$

The following table shows all commissions and other compensation received by the Distributor from each Fund for the fiscal year ended March 31, 2007.

Underwriting Commissions Paid by the Funds

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Masters Heritage Portfolio	$	$	$	$
Masters Global Equity Portfolio	$	$	$	$
Masters International Equity Portfolio	$	$	$	$

Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which is included as an exhibit to Part C of the Funds’ registration statement.

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In many instances, the compensation paid to the Advisor and other Bank of America affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds’ assets under management. As the size of the Funds’ assets under management grows, so does the amount of compensation paid to the Advisor and other Bank of America affiliates for providing services to the Funds. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds’ prospectuses. As relevant, these conflicts of interest also are highlighted in account documentation and other disclosure materials of Bank of America affiliates that make available or offer the Columbia Funds in connection with their respective products and services. In addition, Part IA of the Advisor’s Form ADV, which it must file with the SEC as an investment advisor registered under the Investment Advisers Act of 1940, provides information about the Advisor’s business, assets under management, affiliates and potential conflicts of interest. Part IA of the Advisor’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Funds may arise from the financial services activities of Bank of America and its affiliates, including the investment advisory/management services it provides for clients and customers other than the Funds. In this regard, Bank of America is a major financial services company, engaged in a wide range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Bank of America and its affiliates involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. The following describes certain actual and potential conflicts of interest that may be presented.

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Bank of America and its Affiliates in Connection With Other Advised/Managed Funds and Accounts

The Advisor and other affiliates of Bank of America may advise or manage funds and accounts other than the Funds. In this regard, Bank of America and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Funds. The Advisor and Bank of America’s other investment advisor affiliates (including Marsico and Columbia Wanger Asset Management, L.P.) will give advice to and make decisions for all advised/managed funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Funds and the other advised/managed funds and accounts of Bank of America and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Bank of America and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Funds.

A variety of other actual and potential conflicts of interest may arise from the multi-advisory relationships of the Advisor and other Bank of America affiliates with other clients and customers. Advice given to a Fund and/or investment decisions made for a Fund by the Advisor or other Bank of America affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed funds and accounts. As a result, the performance of a Fund may differ from the performance of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates. Similarly, a position taken by Bank of America and its affiliates, including the Advisor, on behalf of other funds or accounts may be contrary to a position taken on behalf of a Fund. Moreover, Bank of America and its affiliates, including the Advisor, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which a Fund is invested. For example, a Fund may hold equity securities of a company while another advised/managed fund or account may hold debt securities of the same company. If the portfolio company were to experience financial difficulties, it might be in the best interest of the Fund for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Bank of America and its affiliates engage.

Investment transactions made on behalf of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates also may have a negative effect on the value, price or investment strategies of a Fund. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, a Fund and causes the Fund to experience less favorable trading results than it otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Advisor and other Bank of

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America affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as a Fund. In this situation, the allocation of, and competition for, investment opportunities among a Fund and other funds and/or accounts advised/managed by the Advisor or other Bank of America affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Advisor has adopted policies and procedures addressing the allocation of investment opportunities among the Funds and other funds and accounts advised by the Advisor and other affiliates of Bank of America. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Sharing of Information among Advised/Managed Accounts

Bank of America and its affiliates also may possess information that could be material to the management of a Fund and may not be able to or, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Bank of America and its affiliates generally will have no obligation to share any such information with the Funds. In general, employees of Bank of America and its affiliates, including the portfolio managers of the Advisor, will make investment decisions without regard to information otherwise known by other employees of Bank of America and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Bank of America and its affiliates. For example, if the Advisor or another Bank of America affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Soft Dollar Benefits

Certain products and services, commonly referred to as “soft dollar services,” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials) that the Advisor may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Fund.

Services Provided to Other Advised/Managed Accounts

Bank of America and its affiliates also may act as an investment advisor, investment manager, administrator, transfer agent, custodian, trustee, broker/dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation the Advisor, Distributor and Transfer Agent and other Bank of America affiliates could be greater than the compensation Bank of America and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, the Advisor, Distributor and Transfer Agent and other Bank of America affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Bank of America and its affiliates may receive from other advised/managed funds and accounts and other relationships could potentially create incentives to favor other advised/managed funds and accounts over the Funds. Trades made by Bank of America and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Advisor and other Bank of America affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.

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Proxy Voting

Similarly, while the Advisor endeavors to make all proxy voting decisions with respect to the possible interests of the Funds for which it is responsible in accordance with its proxy voting policies and procedures, the Advisor’s proxy voting decisions with respect to a Fund’s portfolio securities may nonetheless favor the interests of the other advised/managed funds and accounts, and/or clients, of Bank of America and its affiliates. The Advisor has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients, including the Funds, without any resulting benefit or detriment to the Advisor and/or its affiliates, including Bank of America and its affiliates. For more information about the Advisor’s proxy voting policies and procedures, see Investment Advisory and Other Services – Proxy Voting Policies and Procedures.

Certain Trading Activities

The directors/trustees, officers and employees of Bank of America and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to a Fund. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Bank of America and its affiliates will materially adversely affect the Funds, Bank of America and its affiliates have adopted policies and procedures, and the Funds, the Board, the Advisor and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services – Codes of Ethics.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, the Fund may enter into transactions in which Bank of America and/or its affiliates may have an interest that potentially conflicts with the interests of the Funds. For example, BAS may sell securities to a Fund from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements.

Investment Limitations Arising from Bank of America Activities

Regulatory restrictions applicable to Bank of America and its affiliates may limit the Funds’ investment activities in various ways. For example, regulations regarding certain industries, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, Bank of America and its affiliates also may be restricted in the securities that can be bought or sold for the Funds and other advised/managed funds and accounts because of the investment banking, lending or other relationships Bank of America and its affiliates have with the issuers of securities. This could happen, for example, if the Funds and/or other advised/managed funds and accounts desired to buy a security issued by a company for which Bank of America or its affiliates served as underwriter. The internal policies and procedures of Bank of America and its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict the Funds’ investment activities. A client not advised by Bank of America and its affiliates would not be subject to some of these considerations. See also About the Funds’ Investments – Certain Investment Activity Limits.

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Actual and Potential Conflicts of Interest Related to Bank of America and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Funds

The lending, investment banking and other relationships that Bank of America and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory requirements, a Fund may invest (a) in the securities of Bank of America and/or its affiliates and/or in companies in which Bank of America and its affiliates have a lending, investment banking, equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Fund may enhance the profitability and the business interests of Bank of America and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Advisor of information derived from the non-investment advisory/management activities of Bank of America and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls) designed to implement legal and regulatory standards. Because of these limitations, Bank of America and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Advisor.

Actual and Potential Conflicts of Interest Related to Bank of America Affiliates’ Marketing and Use of the Funds as Investment Options

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may utilize the Funds as investment options. For example, the Funds may be offered as investments in connection with brokerage and other securities products offered by BAI, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as for other Columbia Funds structured as “funds of funds.” In addition, the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates. The Funds also may use the Columbia Money Market Funds for cash investment purposes. The use of the Funds in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are discussed in account documentation and other disclosure materials for the other products and services offered by Bank of America and its affiliates, where they are identified by a [Caution/Hand icon].

Bank of America and its affiliates, including the Advisor, may make payments to their affiliates in connection with the promotion and sale of the Funds’ shares, in addition to the sales-related and other compensation that these parties may receive from the Funds. As a general matter, personnel of Bank of America and its affiliates, including BAI, do not receive compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Advisor and other affiliates of Bank of America may receive for providing services to the Funds is generally based on the size of the Funds’ assets under management and those assets will grow as shares of the Funds are sold, potential conflicts of interest may be raised. See Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments for more information.

Other Services Provided

The Transfer Agent

CMS acts as Transfer Agent for each Fund’s shares and can be contacted at P.O. Box 8081, Boston, Massachusetts 02286-8081. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. Effective April 1, 2006, the Funds pay the Transfer Agent an annual transfer agency fee of $17.00 per account, payable monthly. In addition, the Funds may pay the Transfer Agent for the fees and expenses the Transfer Agent pays to third party dealer firms that maintain omnibus accounts with the Funds, subject to a cap equal to 0.11% of a Fund’s net assets represented by the account. The Funds also pay certain reimbursable out-of-pocket expenses to the Transfer Agent, and the Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and sell orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. For the period November 1, 2005 to March 31, 2006, the Funds paid the Transfer Agent an annual fee of $15.23 per account, payable monthly.

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The Transfer Agent retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Funds’ sub-transfer agent. BFDS/DST assists the Transfer Agent in carrying out its duties.

The Custodian

State Street, which is located at Two Avenue de Lafayette, LCC/4S, Boston, Massachusetts 02111 acts as the Funds’ Custodian. As Custodian, State Street is responsible for safeguarding the Funds’ cash and securities, receiving and delivering securities and collecting the Funds’ interest and dividends.

The Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, which is located at 125 High Street, Boston, MA 02110, is the Funds’ independent registered public accounting firm. The Funds issue unaudited financial statements semi-annually and audited financial statements annually. The annual financial statements for the Funds’ fiscal year ended March 31, 2007 have been audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Funds’ books and review its tax returns for the fiscal year ended March 31, 2008.

Counsel

Morrison & Foerster LLP serves as legal counsel to the Trust. Its address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.

Rule 12b-1 Plans

The Trust has adopted a Rule 12b-1, or distribution plan, for the Class A Shares, Class B Shares, Class C Shares and Class R Shares of the Funds that offer those classes. See Capital Stock and Other Securities for information about which Funds offer which classes of shares.

With respect to a Fund’s Class A Shares, the Trust has adopted a combined distribution and shareholder servicing plan. The Class A Distribution and Shareholder Servicing Plan and the Class A Distribution Plan provide that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide or to Servicing Agents for shareholder services they may provide, up to 0.25% (on an annualized basis) of the average daily net asset value of the Funds.

With respect to a Fund’s Class B Shares, the Trust has adopted a distribution plan. The Class B Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class B Shares of the Funds.

With respect to a Fund’s Class C Shares, the Trust has adopted a distribution plan. The Class C Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class C Shares of the Funds.

With respect to a Fund’s Class R Shares, the Trust has adopted a distribution plan. The Class R Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.50% (on an annualized basis) of the average daily net asset value of the Class R Shares of the Funds.

Payments under the Class A Distribution and Servicing Plan, the Class A Distribution Plan, the Class B Distribution Plan and the Class C Distribution Plan generally may be made with respect to the following: (i) preparation, printing and distribution of prospectuses, sales literature and advertising materials; (ii) commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to

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distribution or sales support activities, respectively; (iii) overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iv) opportunity costs relating to the foregoing (which may be calculated as a carrying charge on the Distributor’s or Selling Agents’ unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and (v) any other costs and expenses relating to distribution or sales support activities.

All of the Distribution Plans may be terminated with respect to their respective shares by vote of a majority of the Trustees, including a majority of the Independent Board Members, or by vote of a majority of the holders of the outstanding voting securities of the appropriate share class. Any change in a Rule 12b-1 Plan that would increase materially the distribution expenses paid by the appropriate share class requires shareholder approval.

Expenses incurred by the Distributor pursuant to a Distribution Plan in any given year may exceed the sum of the fees received under the Distribution Plan. Any such excess may be recovered by the Distributor in future years so long as the Distribution Plan is in effect. If the Distribution Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund. There were no unreimbursed expenses incurred under any of the Distribution Plans in the previous fiscal year to be carried over to the current fiscal year.

The Funds participate in joint distribution activities with other Funds in the Columbia Funds Family. The fees paid under each Distribution Plan adopted by a Fund may be used to finance the distribution of the shares of other Funds in the Columbia Funds Family. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

During the most recently completed fiscal year, the Distributor received distribution and service fees from the Funds for its services as reflected in the following chart. The Trust is not aware as to what amount, if any, of the Rule 12b-1 fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel or interest, carrying or other financing charges.

Rule 12b-1 Fees Paid by the Funds for the Fiscal Year Ended March 31, 2007

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Masters Heritage Portfolio
Amount Paid	$	$	$	$
Amount Waive/Reimbursed	$	$	$	$
Masters Global Equity Portfolio
Amount Paid	$	$	$	$
Amount Waive/Reimbursed	$	$	$	$
Masters International Equity Portfolio
Amount Paid	$	$	$	$
Amount Waive/Reimbursed	$	$	$	$

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Expense Limitations

CMA (or its predecessor) and/or CMD has committed to: (i) waive investment advisory fees and/or administration fees payable to it; and (ii) limit certain Fund level expenses to the extent necessary to maintain the expense ratios (through fee waivers or expense reimbursements) reflected in the schedules below.

Fund Level Expense Commitment* - Period from [ ] to [ ]

Fund

Codes of Ethics

The Funds, the Advisor and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j-1. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be bought or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room and may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at http://www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Proxy Voting Policies and Procedures

The Funds have delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Funds. In deciding to delegate this responsibility to the Advisor, the Board reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Funds and their shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor’s policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Funds and their shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer’s securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Funds. The Advisor determines the best interest of a Fund in light of the potential economic return on the Fund’s investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor’s Proxy Committee determines the vote in the best interest of the Funds, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor’s Proxy Committee is composed of representatives of the Advisor’s equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor’s proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer’s securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client’s investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

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The Advisor has retained Glass-Lewis & Co., a third party vendor, to implement its proxy voting process. Glass-Lewis & Co. provides proxy analysis, record keeping services and vote disclosure services.

Information regarding how the Funds (except certain Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (1) through the Funds’ website at www.columbiafunds.com; and (2) on the SEC’s website at www.sec.gov. For a copy of the Advisor’s policies and procedures that are used to determine how to vote proxies relating to portfolio securities held by the Funds, see Appendix B to this SAI.

Expenses Paid by Third Parties

The Distributor and the Administrator furnish, without additional cost to the Trust, the services of certain officers of the Trust and such other personnel (other than the personnel of the Advisor or the investment sub-advisor(s), if any) as are required for the proper conduct of the Trust’s affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Trust’s shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Distribution Plans of each Fund, sales-related expenses incurred by the Distributor may be reimbursed by the Trust.

The Trust pays or causes to be paid all other expenses of the Trust, including, without limitation: the fees of the Advisor, the Distributor and the Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Trust for the safekeeping of its cash, Fund securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Trust; brokerage commissions chargeable to the Trust in connection with Fund securities transactions to which the Trust is a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Trust to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Trust and its Funds’ shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of typesetting prospectuses and statements of additional information of the Trust (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Trust’s shareholders; all expenses of shareholders’ and Trustee meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Trust’s shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relating to the Trust; membership dues of industry associations; interest payable on Trust borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Trust which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Trust’s operation unless otherwise explicitly assumed by the Advisor) or the Administrator.

Expenses of the Trust which are not attributable to the operations of any class of shares or Fund are pro-rated among all classes of shares or Fund based upon the relative net assets of each class or Fund. Expenses which are not directly attributable to a specific class of shares but are attributable to a specific Fund are prorated among all the classes of shares of such Fund based upon the relative net assets of each such class of shares. Expenses which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

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FUND GOVERNANCE

The Board

Responsibilities

The Board oversees the Trust and the Funds. The Trustees are charged with the fiduciary duty of protecting shareholders’ interests when supervising and overseeing the management and operations of the Trust and have the responsibility of assuring that the Trust’s Funds are managed in the best interests of shareholders. The following table provides basic information about the Trustees as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected to a Board in the Columbia Funds Complex	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee
Edward J. Boudreau, Jr. (Born 1944) Trustee	Indefinite term; Trustee since January 2005	Managing Director – E.J. Boudreau & Associates (consulting), through current	79	None

William P. Carmichael (Born 1943) Trustee and Chairman of the Board	Indefinite term; Trustee since 1999	Retired	79	Director – Cobra Electronics Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942) Trustee	Indefinite term; Trustee since January 2005	President, Retail Banking – IndyMac Bancorp, Inc., from September 1999 to August 2003; Retired	79	None

R. Glenn Hilliard (Born 1943) Trustee	Indefinite term; Trustee since January 2005	Chairman and Chief Executive Officer – Hilliard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer – ING Americas, from 1999 to April 2003; and Non-Executive Director & Chairman – Conseco, Inc. (insurance), from September 2004 through current	79	Director – Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

Minor M. Shaw (Born 1947) Trustee	Indefinite term; Trustee since 2003	President – Micco Corporation and Mickel Investment Group	79	Board Member – Piedmont Natural Gas

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Standing Committees

The Trust has three standing committees, including the Audit Committee, the Governance Committee and the Investment Committee.

The function of the Audit Committee is oversight. Management (which generally means the appropriate officers of a Company, and a Fund’s investment advisor(s), administrator(s) and other key service providers (other than the independent public accountant)) is primarily responsible for the preparation the financial statements of each Fund, and the independent public accountants are responsible for auditing those financial statements. Management also is responsible for maintaining appropriate systems for accounting and “internal controls over financial reporting” (as such term is defined in Rule 30a-3 under the 1940 Act), and the independent public accountants are primarily responsible for considering such internal controls over financial reporting in connection with their financial statement audits. While each Audit Committee has the duties and powers set forth in the Audit Committee charter, each Audit Committee is not responsible for planning or conducting any Fund audit or for determining whether a Fund’s financial statements are complete and accurate and are in accordance with generally accepted accounting principles.

The Audit Committee has, among other things, specific power and responsibility to: (i) oversee its Funds’ accounting and financial reporting processes and practices, its internal controls over financial reporting and, as appropriate, the internal controls over financial reporting of key service providers; (ii) approve, and recommend to the full Board for its approval in accordance with applicable law, the selection and appointment of an independent auditor for each Fund prior to the engagement of such independent auditor; (iii) pre-approve all audit and non-audit services provided to each Fund by its independent auditor, directly or by establishing pre-approval policies and procedures pursuant to which such services may be rendered, provided however, that the policies and procedures are detailed as to the particular service and the Audit Committee is informed of each service, and such policies do not include the delegation to management of the Audit Committee’s responsibilities under the 1934 Act or applicable rules or listing requirements; and (iv) pre-approve all non-audit services provided by a Fund’s independent auditor to the Fund’s investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund. Each Trustee is a member of the Audit Committee. The Audit Committee members are all not “interested” persons (as defined in the 1940 Act). The Audit Committee met on [            ] occasions during the last fiscal year.

The primary responsibilities of the Governance Committee include, as set forth in its charter: (i) nominating Independent Trustees; (ii) addressing matters relating to compensation of Trustees who are not current directors, officers or employees of a Fund’s investment advisor or sub-advisor or any control affiliate thereof, including deferred compensation and retirement policies; and (iii) evaluating each Board and its committee structure as often as it deems necessary or desirable to determine whether each is functioning effectively. Each Governance Committee shall determine the nature of the evaluation and its role therein in its sole discretion. Each Trustee is a member of the Governance Committee. The Governance Committee met on [            ] occasions during the last fiscal year.

The primary responsibilities of the Investment Committee are, as set forth in its charter, to assist the Board in carrying out its oversight responsibilities in specific areas of investment management, both by acting as liaison between the

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full Board and the Advisor on investment matters, and by acting on behalf of the Board, on an interim basis, on investment issues in non-recurring or extraordinary circumstances when it is impractical to convene a meeting of the full Board. In carrying out these general responsibilities, the Investment Committee assists the Board in connection with issues relating to: the investment policies and procedures adopted for the Funds; appropriate performance benchmarks and other comparative issues; portfolio management staffing and other personnel issues of the Advisor; investment related compliance issues; possible exemptive applications or other relief necessary or appropriate with respect to investment matters; and other investment related matters referred from time to time to the Committee by the full Board. The Committee reports its activities to the full Board on a regular basis and is responsible for making such recommendations with respect to the matters described above and other matters as the Committee may deem necessary or appropriate. Each Trustee is a member of the Investment Committee. The Investment Committee met on [            ] occasions during the last fiscal year.

Compensation

Trustees are compensated for their services to the Columbia Funds Family on a complex-wide basis, and not on a per registered investment company or per Fund basis, as shown in the table below.

Independent Trustee Compensation for the Fiscal Year Ended March 31, 2007

Name of Trustee	Aggregate Compensation from the Trust (a)	Total Compensation from the Columbia Funds Complex Paid to Independent Trustees (b),(c)
Edward J. Boudreau, Jr.

William P. Carmichael

Minor M. Shaw

R. Glenn Hilliard

William A. Hawkins

(a)	All Trustees receive reasonable reimbursements for expenses related to their attendance at meetings of the Board, which [is/is not] included in the amounts shown.

(b)	The Trustees received compensation from [ ] investment companies that are deemed to be part of the Columbia Funds Complex: the Trust, [ ].

(c)	Total compensation amounts include deferred compensation payable to or accrued to the following Trustees:

Columbia Funds Deferred Compensation Plan

Under the terms of the Columbia Funds Deferred Compensation Plan for Eligible Trustees (the Deferred Compensation Plan), each Trustee may elect, on an annual basis, to defer all or any portion of the annual Board fees (including the annual retainer and all attendance fees) payable to the Trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring Trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Funds. Distributions from the deferring Trustees’ deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten years beginning on the first day of the first calendar quarter following the later of the quarter in which the Trustee attains age 65 or the quarter in which the Trustee terminates service as Trustee of the Funds. The Board, in its sole discretion, may accelerate or extend such payments after a Trustee’s termination of service. If a deferring Trustee dies prior to the commencement of the distribution of amounts in his/her deferral account, the balance of the deferral account will be distributed to his/her designated beneficiary in a lump sum as soon as practicable after the Trustee’s death. If a deferring Trustee dies after the commencement of such distribution, but prior to the complete distribution of his/her deferral account, the balance of the amounts credited to his/her deferral account will be distributed to his/her designated beneficiary over the remaining period during which such amounts were distributable to the Trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way and deferring Trustees have the status of unsecured creditors of the Trust.

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Beneficial Equity Ownership

As of the date of this SAI, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of each class of shares of each Fund. The table below shows for each Trustee the amount of Fund equity securities beneficially owned by the Trustee and the aggregate value of all investments in equity securities of the Columbia Funds Family, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2006

Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family
Edward J. Boudreau, Jr.
William P. Carmichael
Minor M. Shaw
R. Glenn Hilliard
William A. Hawkins

The Officers

The following table provides basic information about the Officers of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Officer is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02110.

Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Christopher L. Wilson (Born 1957) One Financial Center Boston, MA 02110	President and Chief Executive Officer	2004	President – Columbia Funds, since October 2004; Managing Director – Columbia Management Advisors, LLC, since September 2004; Senior Vice President – Columbia Management Distributors, Inc., since January 2005; Director – Columbia Management Services, Inc., since January 2005; Director – Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director – FIM Funding, Inc., since January 2005; President and Chief Executive Officer – CDC IXIS AM Services, Inc. (asset management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America-affiliated entities, including other registered and unregistered funds

James R. Bordewick, Jr. (Born 1959) One Financial Center Boston, MA 02110	Senior Vice President, Secretary and Chief Legal Officer	2006	Associate General Counsel, Bank of America, since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management prior to April 2005

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Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
J. Kevin Connaughton (Born 1964) One Financial Center Boston, MA 02110	Senior Vice President, Chief Financial Officer and Treasurer	2004	Vice President – Columbia Management Advisors, Inc., since April 2003; President – Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer – Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004 – Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds

Linda J. Wondrack (Born 1964) 100 Federal Street Boston, MA 02110	Senior Vice President and Chief Compliance Officer	2007	Director of the Advisor and Bank of America Investment Product Group Compliance since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management from August 2004 to May 2005; Managing Director, Deutsche Asset Management prior to August 2004

Michael G. Clarke (Born 1969) One Financial Center Boston, MA 02110	Chief Accounting Officer and Assistant Treasurer	2004	Director of Fund Administration since January 2006; Managing Director of the Advisor from September 2004 to December 2005; Vice President of Fund Administration from June 2002 to September 2004; Vice President of Product Strategy and Development prior to September 2004

Stephen T. Welsh (Born 1957) One Financial Center Boston, MA 02110	Vice President	2004	President – Columbia Management Services, Inc. since July 2004; Senior Vice President and Controller – Columbia Management Services, Inc. prior to July 2004

Barry S. Vallan (Born 1969) One Financial Center Boston, MA 02110	Controller	2006	Vice President – Fund Treasury of the Advisor since October 2004: Vice President – Trustee Reporting from April 2002 to October 2004; Management Consultant, PwC (independent registered accounting firm) prior to 2002

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BROKERAGE ALLOCATION AND OTHER PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

Subject to policies established by the Board, the Advisor (or the investment sub-advisor(s) who make the day-to-day decisions for a Fund, as applicable) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of a Fund’s securities transactions, and for the allocation of brokerage in connection with such transactions. The Advisor’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities generally are traded on a “net” basis with dealers acting as principal for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are bought at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be bought directly from an issuer, in which case no commissions or discounts are paid.

The Funds are affiliated with the NYSE specialist firm Fleet Specialist, Inc. In order to ensure that markets are fair, orderly and competitive, NYSE specialist firms are responsible for maintaining a liquid and continuous two-sided auction market by acting as both an agent and a principal. Specialists are entrusted to hold the interest of customer orders above the specialist’s own interest and will buy and sell securities as principal when such transactions are necessary to minimize imbalances between supply and demand. Fleet Specialist, Inc. may make a market in certain securities held by the Funds.

In placing orders for portfolio securities of a Fund, the Advisor gives primary consideration to obtaining the most favorable price and efficient execution. This means that the Advisor will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Advisor will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instant and other transactions, and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Advisor’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Advisor and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services also may include the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

The outside research is useful to the Advisor since, in certain instances, the broker/dealers utilized by the Advisor may follow a different universe of securities issuers and other matters than the Advisor’s staff can follow. In addition, this research provides the Advisor with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Advisor. Research services that are provided to the Advisor by broker/dealers are available for the benefit of all accounts managed or advised by the Advisor. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Advisor is of the opinion that because the broker/dealer research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that the Advisor would have bought any such research services had such services not been provided by broker/dealers, the expenses of such services to the Advisor could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the Advisor with clients other than the Funds. Similarly, any research services received by the Advisor through the placement of transactions of other clients may be of value to the Advisor in fulfilling its obligations to the Funds. The Advisor is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Advisor’s investment advice. The advisory fees paid by the Trust are not reduced because the Advisor receives such services.

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Under Section 28(e) of the 1934 Act, the Advisor shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Advisor must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Advisor’s clients, including the Funds.

Commission rates are established pursuant to negotiations with broker/dealers based on the quality and quantity of execution services provided by broker/dealers in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions that generally are fixed. Transactions in both foreign and domestic over-the-counter markets generally are principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Advisor, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain instances there may be securities that are suitable for more than one Fund as well as for one or more of the other clients of the Advisor. Investment decisions for each Fund and for the Advisor’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are engaged simultaneously in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction that may affect a Fund.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund’s interests.

The Trust will not execute portfolio transactions through, or buy or sell portfolio securities from or to, the Distributor, the Advisor, the Administrator, or their affiliates, acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Advisor is authorized to allocate buy and sell orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions that are affiliated with Bank of America. To the extent that a Fund executes any securities trades with an affiliate of Bank of America, the Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that the Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (a) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker/dealer; (b) the affiliated broker/dealer charged the Fund commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker/dealer in question; and (c) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

Certain affiliates of Bank of America, such as its subsidiary banks, may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds

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bought by certain of the Funds. Bank of America or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, the Funds may buy securities from a member of an underwriting syndicate in which an affiliate of Bank of America is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to the Rule.

Particularly given the breadth of the Advisor’s investment management activities, investment decisions for each Fund are not always made independently from those for the other Funds, or other investment companies and accounts advised or managed by the Advisor. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Funds and another investment portfolio, investment company, or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to each Fund and such other investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or bought for the Funds with those to be sold or bought for other investment portfolios, investment companies, or accounts in executing transactions.

See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following tables describe the types and amounts of brokerage commissions paid by the Funds during their three most recently completed fiscal years. In certain instances the Funds may pay brokerage commissions to broker/dealers that are affiliates of Bank of America. As indicated above, all such transactions involving the payment of brokerage commissions are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Funds

Fund	Fiscal Year Ended March 31, 2007	Fiscal Period Ended March 31, 2006
Masters Heritage Portfolio
Masters Global Equity Portfolio
Masters International Equity Portfolio

The Funds have paid brokerage commissions to the indicated affiliated broker/dealers for the fiscal year ended March 31, 2007 as shown in the table below.

Brokerage Commissions Paid by the Funds to Affiliated Broker/Dealers as of March 31, 2007

Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission	Percentage of Aggregate Brokerage Commissions Paid to Broker/Dealer	Percentage of Aggregate Brokerage Transactions Effected through Broker/Dealer
Masters Heritage Portfolio
Masters Global Equity Portfolio
Masters International Equity Portfolio

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The Funds have paid brokerage commissions to the indicated affiliated broker/dealers for the fiscal year ended March 31, 2006 as shown in the table below.

Brokerage Commissions Paid by the Funds to Affiliated Broker/Dealers as of March 31, 2006

Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission
Masters Heritage Portfolio
Masters Global Equity Portfolio
Masters International Equity Portfolio

Brokerage

A Fund or the Advisor, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Fund’s brokerage transactions to a broker/dealer because of the research services it provides the Fund or the Advisor.

During the fiscal year ended March 31, 2007, no Fund directed brokerage transactions.

Securities of Regular Broker/Dealers

In certain cases, the Funds, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Advisor uses to transact brokerage for the Columbia Funds Family.

As of March 31, 2007, the Funds owned securities of its “regular brokers or dealers” or their parents, as defined in Rule 10b-1 of the 1940 Act, as shown in the table below.

Investments in Securities of Regular Broker/Dealers as of March 31, 2007

Fund	Broker/Dealer	Dollar Amount of Securities Held
Masters Heritage Portfolio
Masters Global Equity Portfolio
Masters International Equity Portfolio

Additional Shareholder Servicing Payments

The Funds, along with the Transfer Agent and/or the Distributor may pay significant amounts to financial intermediaries (as defined below), including other Bank of America affiliates, for providing the types of services that would typically be provided directly by a Fund’s transfer agent. The level of payments made to financial intermediaries may vary. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Fund through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support (additional shareholder services). These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the total Fund assets in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of total Fund assets in the program on

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an annual basis for those classes of shares that do not pay service fees pursuant to a Rule 12b-1 Plan. As of September 1, 2005, the Board has authorized the Funds to pay up to 0.11% of this amount. Such payments will be made by a Fund to the Transfer Agent who will in turn make payments to the financial intermediary for the provision of such additional shareholder services. The Fund’s Transfer Agent, Distributor or their affiliates will pay, from their own resources, amounts in excess of the amount paid by the Fund to financial intermediaries in connection with the provision of these additional shareholder services and other services (See Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments for more information including a list of the financial intermediaries, as of the date of this SAI, receiving such payments).

For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Funds also may make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

Additional Financial Intermediary Payments

Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described below under Brokerage Allocation and Other Practices – Shareholder Servicing Payments. For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Distributor and other Bank of America affiliates may pay additional compensation to selected financial intermediaries, including other Bank of America affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary also may receive payments described above in Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, the Distributor and other Bank of America affiliates may consider a number of factors, including, without limitation, asset mix and length or relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as described more fully below), and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

These additional payments by the Distributor and other Bank of America affiliates are made pursuant to agreements between the Distributor and other Bank of America affiliates and financial intermediaries and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales, or the distribution (Rule 12b-1) fees and expenses paid by the Fund as shown under the heading Fees and Expenses in the Fund’s prospectus.

Marketing Support Payments

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying a Fund as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing, and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

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While the financial arrangements may vary for each financial intermediary, the marketing support payments to each financial intermediary generally are expected to be between 0.05% and 0.35% (between 0.03% and 0.12% in the case of the Money Market Funds) on an annual basis for payments based on average net assets of the Columbia Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds (other than the Money Market Funds) attributable to the financial intermediary. The Distributor and other Bank of America affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make marketing support payments to the financial intermediaries or their affiliates shown below.

Recipients of Marketing Support Payments from the Distributor and/or other Bank of America affiliates

•	G. Edwards & Sons, Inc.
•	AIG Advisor Group
•	Ameriprise Financial Services, Inc.
•	AXA Advisors, LLC
•	Banc of America Securities LLC
•	Banc of America Securities Limited
•	Bank of America, N.A.
•	Bank of New York
•	Bear Stearns Securities Corporation
•	BMO Nesbitt Burns
•	Brown Brothers Harriman & Co.
•	Chicago Mercantile Exchange
•	Citicorp Investment Services
•	Citigroup Global Markets Inc.
•	Commonwealth Financial Network
•	Custodial Trust Company
•	FAS Corp.
•	Fidelity Brokerage Services, Inc.
•	FinancialOxygen, Inc.
•	Genworth Financial, Inc.
•	Goldman, Sachs & Co.
•	Harris Corp.
•	Huntington Capital Corp.
•	Independent Financial Markets Group, Inc.
•	ING Group
•	J.J.B. Hilliard, W.L. Lyons, Inc.
•	Lincoln Financial Advisors Corp.
•	Linsco/Private Ledger Corp. (LPL)
•	Mellon Financial Markets, LLC
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Money Market One
•	Morgan Stanley & Co. Incorporated
•	National Financial Services LLC
•	New York State Deferred Compensation Board
•	Pershing LLC
•	PNC Bank, N.A.
•	Raymond James & Associates, Inc.
•	Raymond James Financial Services, Inc.
•	Security Benefit Life Insurance Company
•	SEI Investments Inc.
•	SVB Securities
•	Silicon Valley Bank
•	Summit Bank
•	Sungard Institutional Brokerage Inc.
•	Sun Life Assurance Company of Canada
•	TIAA-CREF Life Insurance Company
•	Transamerica Corporation
•	UBS Financial Services Inc.
•	US Bank National Association
•	Wachovia Securities LLC
•	Webster Investment Services, Inc.
•	Wells Fargo Management LLC
•	Wells Fargo Corporate Trust Services

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

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Shareholder Servicing Payments

The Distributor and other Bank of America affiliates may also make payments to certain financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for a variety of services they provide to such programs. These amounts are in addition to amounts that may be paid on behalf of the Funds (see Brokerage Allocation and Other Practices – Additional Shareholder Servicing Payments) and may be in addition to the marketing support payments paid by the Distributor described above. A financial intermediary may perform program services itself or may arrange with a third party to perform program services. These shareholder services may include sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. Payments by the Distributor and other Bank of America affiliates for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the total Fund assets in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of total Fund assets in the program on an annual basis for those classes of shares that do not pay service fees pursuant to a Rule 12b-1 Plan. In addition, the Distributor and other Bank of America affiliates may make lump sum payments to selected financial intermediaries receiving shareholder servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Funds on the financial intermediary’s system or other similar services.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make shareholder servicing payments to the financial intermediaries or their affiliates shown below.

Recipients of Shareholder Servicing Payments from the Distributor and/or other Bank of America affiliates

•	ABR Retirement Plan Services, Inc.
•	ACS HR Solutions LLC
•	ADP Retirement Services
•	American Century Investments
•	Ameriprise Financial Services, Inc.
•	AMG Service Corp.
•	AST Trust Company
•	Benefit Plan Administrators
•	Bisys Retirement Services
•	Ceridian Retirement Plan Services
•	Charles Schwab & Co.
•	Citigroup Global Markets Inc.
•	CitiStreet LLC
•	City National Bank
•	CNA Trust Corporation
•	Compensation & Capital Administrative Services, Inc.
•	CompuSys Erisa Group of Companies
•	Crown Point Trust Company
•	Daily Access Concepts, Inc.
•	Digital Retirement Solutions
•	Edgewood Services, Inc.
•	E*Trade Group, Inc.
•	ExpertPlan
•	Fidelity Investments Institutional Operations Co.
•	Fiserv Trust Company
•	Great West Life & Annuity Co.
•	GWFS Equities, Inc.
•	Hartford Life Insurance Company
•	Hewitt Associates LLC
•	Invesmart, Inc.
•	John Hancock Life Insurance Company (USA)
•	John Hancock Life Insurance Company of New York
•	JP Morgan Retirement Plan Services LLC
•	Lincoln Financial Group
•	Linsco/Private Ledger Corp.
•	M&T Securities, Inc.
•	Marquette Trust Company
•	Massachusetts Mutual Life Insurance Company
•	Matrix Settlement & Clearance Services
•	Mercer HR Services, LLC
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Mid Atlantic Capital Corporation
•	National Deferred Compensation, Inc.
•	National Investor Services Corp.
•	Nationwide Investment Services
•	New York State Deferred Compensation, Inc.
•	NYLife Distributors LLC
•	PNC Advisors
•	Princeton Retirement Group
•	RBC Dain Rauscher Inc.
•	Robert W. Baird & Co., Inc.
•	Stanton Trust
•	Strong Funds Distributors, Inc.
•	Sungard Investment Products, Inc.
•	The 401k Company
•	T. Rowe Price Group, Inc.
•	The Gem Group, L.P.
•	The Principal Financial Group
•	The Vanguard Group, Inc.
•	Unified Trust Company, N.A.
•	Wachovia Securities, LLC
•	Wells Fargo Bank, N.A.
•	Wells Fargo Funds Management, LLC
•	Wespac Plan Services, Inc.
•	Wilmington Trust Corporation

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The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments

From time to time, the Distributor, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of a Fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the NASD. Such compensation provided by the Distributor may include financial assistance to financial intermediaries that enable the Distributor to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment, and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest for more information.

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CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Funds offer shares in the classes shown in the table below. Subject to certain limited exceptions discussed in a Fund’s prospectus(es), a Fund may no longer be accepting new investments from current shareholders or prospective investors. The Trust, however, may at any time and without notice, offer any of these classes to the general public for investment.

The Trust’s Amended and Restated Declaration of Trust (Declaration of Trust) permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts, because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Share Classes Offered by the Funds

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class Z Shares
Masters Heritage Portfolio	✓	✓	✓		✓
Masters Global Equity Portfolio	✓	✓	✓		✓
Masters International Equity Portfolio	✓	✓	✓	✓	✓

Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of a Fund’s shares, other than the possible future termination of the Fund. The Fund may be terminated by reorganization into another mutual fund or by liquidation and distribution of its assets. Unless terminated by reorganization or liquidation, the Fund will continue indefinitely.

Shareholder Liability

The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Fund will not be personally liable for payment of the Fund’s debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

Dividend Rights

The shareholders of a Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of such Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

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Voting Rights and Shareholder Meetings

Shareholders have the power to vote only as expressly granted under the 1940 Act or under Delaware statutory trust law. Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements and principal underwriting agreements; (iii) approve a change in subclassification of a Fund; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant.

With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund is required by law or where the matter involved only affects one Fund. For example, a change in the Fund’s fundamental investment policy affects only one Fund and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an Investment Advisory Agreement or Investment Sub-Advisory Agreement, since it only affects one Fund, is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Funds. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or a Fund, shareholders of the Fund are entitled to receive the assets attributable to the relevant class of shares of the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Conversion Rights

Shareholders have the right, which is subject to change by the Board, to convert or “exchange” shares of one class for another. Such right is outlined and subject to certain conditions set forth in the Funds’ prospectuses.

Redemptions

Each Fund’s dividend, distribution and redemption policies can be found in its prospectus under the headings Buying, Selling and Exchanging Shares and Distributions and Taxes. However, the Board may suspend the right of shareholders to sell shares when permitted or required to do so by law, or compel sales of shares in certain cases.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessment

All Fund shares are issued in uncertificated form only, and when issued will be fully paid and non-assessable by the Trust.

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PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase, Redemption and Exchange

An investor may buy, sell and exchange shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds’ prospectuses. The following information supplements that which can be found in the Funds’ prospectuses.

Purchases and Redemptions

The Funds have authorized one or more broker/dealers to accept buy and sell orders on the Funds’ behalf. These broker/dealers are authorized to designate other intermediaries to accept buy and sell orders on the Funds’ behalf. A Fund will be deemed to have received a buy or sell order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, accepts the order. Customer orders will be priced at the Fund’s net asset value next computed after they are accepted by an authorized broker/dealer or the broker’s authorized designee.

The Trust also may make payment for sales in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; (d) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Front-End Sales Charge Waivers

The investors listed below can buy Class A shares without paying a front-end sales charge.

•	Employees of Bank of America (and its predecessors), its affiliates and subsidiaries.

•	Trustees of funds advised or administered by the Advisor.

•	Directors, officers and employees of the Advisor, the Distributor, or its successors, any investment sub-advisor and companies affiliated with the Advisor.

•	Registered representatives and employees of selling and servicing agents (including their affiliates) that are parties to dealer agreements or other sales arrangements with the Distributor.

•	Broker/dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes.

•	Employees or partners of any contractual service provider to the Columbia Funds.

•	Families of the parties listed above and their beneficial accounts. Family members include: spouses, parents, stepparents, legal guardians, children, stepchildren, father-in-laws and mother-in-laws.

•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only.

•	Banks, trust companies and thrift institutions, acting as fiduciaries.

•

Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may buy Class A shares of any Fund without paying a front-end sales charge in those cases where a Columbia Fund Class Z share is not available.

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•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

•

Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be bought at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with the Distributor pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

•	Certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

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Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain Columbia Funds may also be bought at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with the Distributor pursuant to which the Columbia Funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

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Investors investing all or a portion of the proceeds received in connection with the liquidation of Colonial Insured Municipal Fund may purchase Class A shares with such proceeds without paying a front-end sales charge, provided that the proceeds are invested in Class A shares of the funds within 90 days of May 25, 2007, the record date for the liquidating distribution (i.e., by August 23, 2007). To purchase Class A shares of the funds without a front-end load, investors must notify the Fund’s transfer agent, Columbia Management Services, Inc., at or prior to the time of purchase, that such purchase of Class A shares of the funds represents all or a portion of the investor’s proceeds received from the liquidation of Colonial Insured Municipal Fund.

•

At the Fund’s discretion, front-end sales charges may be waived to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Columbia Funds are a party.

Investors can also buy Class A shares without paying a sales charge if they buy the shares within 365 days of selling Class A shares of the same Fund. This is called the reinstatement privilege and allows investors to invest up to the amount of the sale proceeds. The reinstatement privilege does not apply to any shares bought through a previous reinstatement. The Transfer Agent, the Distributor or their agents must receive written reinstatement requests within 365 days after shares are sold.

Contingent Deferred Sales Charges (Class A, Class B and Class C Shares)

Shareholders won’t pay a CDSC on the following transactions:

Death: CDSCs may be waived on sales following the death of: (1) the sole shareholder on an individual account; (2) a joint tenant where the surviving joint tenant is the deceased’s spouse; or (3) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfer to Minors Act (UTMA) or other custodial account.

If the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any sale from the estate account. If the account is transferred to a new registration and then a sale n is requested, the applicable CDSC will be charged.

Systematic Withdrawal Plan (SWP): CDSCs may be waived on sales occurring pursuant to a monthly, quarterly or semi-annual SWP established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value at the time that the SWP is established. Otherwise a CDSC will be charged on SWP sales until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested.

Disability: CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant spousal account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (1) the disability must arise after the purchase of shares; (2) the disabled shareholder must have been under the age

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of 65 at the time of the initial determination of disability; and (3) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.

Death of a trustee: CDSCs may be waived on sales occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where: (1) the grantor of the trust is the sole trustee and the sole life beneficiary, and (2) death occurs following the purchase, and (3) the trust document provides for the dissolution of the trust upon the trustee’s death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent sale.

Health savings accounts: CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.

Returns of excess contributions: CDSCs may be waived on sales required to return excess contributions made to retirement plans or individual retirement accounts, so long as the financial intermediary agrees to return the applicable portion of any commission paid by the Distributor.

Qualified retirement plans: CDSCs may be waived on shares sold by employee benefit plans created according to Section 403(b) of the Code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the Code. To qualify for the waiver, the plan must be a participant in an alliance program that has signed an agreement with Columbia Funds or the Distributor.

Return of commission: CDSCs may be waived on shares sold by intermediaries that are part of the Nations Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

Non-U.S. investors: CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-US investors.

IRS Section 401 and 457: CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under Section 401 or 457 of the Code.

Medical payments: CDSC may be waived on shares sold for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

Shares liquidated by transfer agent: CDSC may be waived for shares sold under the Distributor’s right to liquidate a shareholder’s account, including but not limited to, instances where the aggregate net asset value of Class A, Class B or Class C shares held in the account is less than the minimum account size.

Plans of reorganization: At the Funds’ discretion, CDSC may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

A CDSC may be waived on the sale of Class C shares sold by a non-profit organization qualified under Section 501(c)(3) of the Code in connection with the Banc of America Capital Management Charitable Giving Program.

Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

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Offering Price

The share price of each Fund is based on the Fund’s net asset value per share, which is calculated for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. unless the NYSE closes earlier) on each day a Fund is open for business, unless a Board determines otherwise.

The value of a Fund’s portfolio securities for which a market quotation is available is determined in accordance with the Trust’s valuation procedures. In general terms, the valuation procedures provide that domestic exchange traded securities (other than NASDAQ listed equity securities) generally will be valued at their last traded sale prices as reported on the principal exchange where those securities are traded. If no sales of those securities are reported on a particular day on the principal exchange, the securities generally will be valued at the mean between the latest bid and asked prices as reported on the principal exchange where those securities are traded. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Securities traded primarily on NASDAQ will generally be valued at the NASDAQ Official Closing Price (NOCP) (which is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to NASDAQ’s best bid price if the last trade price is below such bid price and down to NASDAQ’s best ask price if the last trade price is above such ask price). If no NOCP is available, the security will generally be valued at the last sale price shown on NASDAQ prior to the calculation of the NAV of the Fund. If no sale price is shown on NASDAQ, the latest bid price will be used. If no sale price is shown and no latest bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Funds’ fair valuation procedures. Securities traded on a foreign securities exchange will generally be valued at their last traded sale prices on a primary exchange. In the absence of a reported sale on a particular day, the securities will generally be valued at the mean between the latest bid and asked prices.

Securities not traded upon any exchange will generally be valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers. If quoted prices are unavailable or are believed to be inaccurate, market values will generally be determined based on quotes obtained from one or more broker(s) or dealer(s) or based on a price obtained from a reputable independent pricing service.

Financial futures will generally be valued at the latest reported sales price. Forward foreign currency contracts will generally be valued using market quotations from a widely used quotation system that reflects the current cost of covering or off-setting the contract. Exchange traded options will generally be valued at the latest reported sales price on their exchange. If there is no reported sale on the valuation date, the options will generally be valued at the mean between the latest bid and asked prices.

Over-the-counter derivatives will generally be valued at fair value in accordance with the Funds’ fair valuation procedures.

Repurchase agreements will generally be valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation. The market value of the securities underlying a repurchase agreement will be determined in accordance with the procedures above, as appropriate, for the purpose of determining the adequacy of collateral.

Shares of open-end investment companies held in a Fund’s portfolio will generally be valued at the latest net asset value reported by the investment company.

Debt securities will generally be valued by a pricing service which may employ a matrix or other indications of value, including but not limited to broker quotes, to determine valuations for normal institutional size trading units. The matrix can take into account various factors including, without limitation, bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). Debt securities for which a pricing service does not furnish valuations and for which market quotations are readily available will generally be valued based on the mean of the latest bid prices obtained from one or more dealers. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

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Securities for which market quotations are not readily available for any reason, including that the latest quotation is deemed unreliable or unreasonable, securities and other assets and liabilities are valued at “fair value” as determined in good faith by the Advisor’s valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as WEBS.

The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliated benefit plans where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

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TAXATION

The following information supplements and should be read in conjunction with the section in each prospectus entitled Distributions and Taxes. The prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income and certain state taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through a tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle, or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the IRS as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the federal tax consequences of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws to their investment in the Funds.

Qualification as a Regulated Investment Company

It is intended that each Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each regulated investment company is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses, and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future Treasury Regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund’s principal business of investing in stock or securities or options and futures with respect to stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts, and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss and at least 90% of its net tax-exempt interest income earned in each taxable year. If a Fund meets all of the

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regulated investment company requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

If, for any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable as dividend income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

Excise Tax

A 4% nondeductible excise tax will be imposed on each Fund’s net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute by December 31 of each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gain (adjusted for ordinary losses) for the 12 month period ending on October 31 of that year, and all of its ordinary income and capital gain net income from previous years that were not distributed during such years. Each Fund intends to distribute substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimus by a Fund).

Capital Loss Carry-Forwards

A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses. The Money Market Funds do not expect to have material capital loss carry-forwards, but no assurance can be given to this effect.

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its own capital loss carry-forwards and the use of its unrealized losses against future realized gains, or such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations or may engage in reorganizations in the future.

Equalization Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the

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amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

Taxation of Fund Investments

In general, realized gains or losses on the sale of Fund securities will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount (OID), such as a zero-coupon bond, the Fund may be required to annually include in its taxable or distributable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into “straddles” and at least one of the futures or option contracts comprising a part of such straddles is governed by Section 1256

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of the Code, described above, then such straddles could be characterized as “mixed straddles.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Fund could be subject to federal income tax and IRS interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances.

Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a recent IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income for a regulated investment company. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in derivatives transactions.

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In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Taxation of Distributions

Except for exempt-interest dividends paid out by the Tax-Exempt Funds, discussed below, all distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. For federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

Distributions designated by a Fund as capital gain distributions will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Fund will designate capital gain distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

If at the close of each quarter of its taxable year at least 50% of the value of the total assets of a Tax-Exempt Fund consist of interest on state and local bonds, then the Tax-Exempt Fund may pass through to its shareholders the tax-exempt character of its income from such assets by paying exempt-interest dividends. Exempt-interest dividends are dividends (other than capital gain dividends) paid by a regulated investment company that are designated as such in a written notice mailed to its shareholders.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares

In general, as long as a Money Market Fund maintains a net asset value of $1.00 per share, no gain or loss should be recognized upon the sale or exchange of Fund shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise. Under certain circumstances, an individual shareholder receiving qualified dividend income (defined below) from a Stock Fund may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under “wash sale” rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

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If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then Treasury Regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI. In addition, if a shareholder holds Tax-Exempt Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then regulations may permit an exception to this six-month rule. Additionally, where a Tax-Exempt Fund regularly distributes at least 90% of its net tax-exempt interest, if any, the Treasury Department is authorized to issue regulations reducing the six month holding requirement to a period of not less than the greater of 31 days or the period between regular distributions. No such regulations have been issued as of the date of this SAI.

Foreign Taxes

Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. Only an International/Global Stock Fund may qualify for and make the election; however, even if an International/Global Stock Fund qualifies for the election for a year, it may not make the election for such year. If an International/Global Stock Fund does not so elect then shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid or withheld. Each International/Global Stock Fund will notify its shareholders within 60 days after the close of the Fund’s taxable year whether it has elected for the foreign taxes paid by the Fund to “pass-through” for that year.

Even if an International/Global Stock Fund qualifies for the election, foreign income and similar taxes will only pass-through to the Fund’s shareholders if the Fund and its shareholders meet certain holding period requirements. Specifically, (i) the shareholders must have held the Fund shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the shareholders became entitled to receive Fund distributions corresponding with the pass-through of such foreign taxes paid by the Fund, and (ii) with respect to dividends received by the Fund on foreign shares giving rise to such foreign taxes, the Fund must have held the shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the Fund became entitled to the dividend. These holding periods increase for certain dividends on preferred stock. An International/Global Stock Fund may choose not to make the election if the International/Global Stock Fund has not satisfied its holding requirement.

If an International/Global Stock Fund makes the election, the Fund will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund’s dividends-paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders that have satisfied the holding period requirements shall include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction. If such shareholder claims a credit for foreign taxes paid, the credit will be limited to the extent it exceeds the shareholder’s federal income tax attributable to foreign source taxable income or the amount specified in the notice mailed to that shareholder within 60 days after the close of the year. If the credit is attributable, wholly or in part, to qualified dividend income (defined below), special rules will be used to limit the credit in a manner that reflects any resulting dividend rate differential.

In general, an individual with $300 or less of creditable foreign taxes may elect to be exempt from the foreign source taxable income and qualified dividend income limitations if the individual has no foreign source income other than qualified passive income. This $300 threshold is increased to $600 for joint filers. A deduction for foreign taxes paid may be claimed only by shareholders that itemize their deductions.

Federal Income Tax Rates

As of the printing of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net capital gain.

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Current federal income tax law also provides for a maximum individual federal income tax rate applicable to “qualified dividend income” equal to the highest net long-term capital gains rate, which generally is 15%. In general, “qualified dividend income” is income attributable to dividends received by the Fund in taxable years beginning on or before December 31, 2010 from certain domestic and foreign corporations, as long as certain holding period and other requirements are met. If 95% or more of a Fund’s gross income constitutes qualified dividend income, all of its distributions will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). If less than 95% of the Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that are attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Only dividends from direct investments will qualify. Payments received by the Fund from securities lending, repurchase and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners. Reductions in individual federal income tax on qualified dividend income generally will not apply to income or bond Fund distributions.

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions, which, in some cases, could effectively reduce or eliminate the benefit of lower marginal income tax rates. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various “sunset” provisions of federal income tax laws.

Backup Withholding

The Funds may be required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges, redemptions in-kind, and exempt-interest dividends) paid or credited to a Fund shareholder if the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (“TIN”); if (when required to do so), the shareholder fails to certify under penalty of perjury that the TIN provided is correct and that the shareholder is not subject to backup withholding, or if the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to backup withholding. This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future federal income tax liability, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.

Tax-Deferred Plans

The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders

Subject to limitation and other rules, a corporate shareholder of an equity Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. The dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction only if certain holding period requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

Foreign Shareholders

With respect to taxable years beginning on or after January 1, 2005 and before January 1, 2008, distributions designated by a Fund as “interest-related distributions” generally will be exempt from federal income tax withholding provided the Fund obtains a properly completed and signed certificate of foreign status from such foreign shareholder

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(“exempt foreign shareholder”). Interest-related distributions are generally attributable to the Fund’s net interest income earned on certain debt obligations and paid to a nonresident alien individual, a foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), a foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), or a foreign corporation (each, a “foreign shareholder”). In order to qualify as an interest-related distribution, the Fund must designate a distribution as such not later than 60 days after the close of the Fund’s taxable year. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Fund, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). However, this tax generally will not apply to exempt-interest dividends from a Tax-Exempt Fund. Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares, capital gain distributions and, with respect to taxable years of a Fund beginning before January 1, 2008, “short-term capital gain distributions” (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) such gains or, in certain cases, distributions are attributable to gain from the sale or exchange of a U.S. real property interest, as discussed in the following paragraph. If such gains or distributions are effectively connected with a U.S. trade or business (or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an applicable income tax treaty), the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). “Short-term capital gain distributions” are distributions attributable to a Fund’s net short-term capital gain and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Under recently enacted legislation, any distribution by a Fund to a foreign shareholder that is attributable to gain from the Fund’s sale or exchange of a U.S. real property interest (which is defined in the Code to include, among other things, the stock of certain U.S. corporations that are substantially invested, directly or indirectly, in U.S. real property) may be subject to U.S. tax if more than half of a Fund’s assets are invested directly or indirectly in U.S. real property interests, taking into account the Fund’s investments in certain regulated investment companies and most REITs. Any such distributions that are taxable may be required to be reported by a foreign shareholder on a U.S. federal income tax return and will be subject to U.S. income tax at the rates applicable to U.S. persons, and also may be subject to federal income tax withholding at a rate of 35% (or less to the extent provided in Treasury Regulations). The preceding distribution rules generally will not apply to tax years beginning on or after January 1, 2008, except in limited circumstances in which a Fund has invested in a REIT. In addition, in certain circumstances, if a foreign shareholder disposes of its Fund shares prior to a distribution and acquires, or enters into a contract or option to acquire, a substantially identical interest in the Fund during the 61-day period beginning 30 days before the ex-dividend date of the distribution (a “wash sale transaction”), the foreign shareholder may be treated as having gain from the sale or exchange of a U.S. real property interest, which may be subject to the U.S. income tax and reporting requirements described above with respect to distributions. In addition to the distribution and wash sale transaction rules described above, in limited circumstances Fund shares could themselves be treated as U.S. real property interests, the disposition of which could be subject to similar U.S. income and withholding tax and reporting requirements. While the Funds do not expect Fund shares to constitute U.S. real property interests, a portion of a Fund’s distributions may be attributable to gain from the sale or exchange of U.S. real property interests and foreign shareholders may, therefore, be subject to U.S. tax and reporting requirements under the distribution rules described in this paragraph. Foreign shareholders should contact their tax advisors and financial planners regarding the tax consequences to them of such distributions.

The Money Market Funds do not expect to realize substantial capital gain, but no assurance can be given to this effect. If a Money Market Fund realizes any short-term capital gain, complex rules would apply to the qualification of Fund distributions of short-term capital gain to foreign shareholders; therefore, foreign shareholders are urged to consult their own tax advisors and financial planners with respect to the particular tax consequences to them of an investment in a Fund.

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Even if permitted to do so, the Funds provide no assurance that they will designate any distributions as interest-related distributions or short-term capital gain distributions. Even if a Fund makes such designations, if you hold Fund shares through an intermediary, no assurance can be made that your intermediary will respect such designations.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships. If an International/Global Stock Fund qualifies and makes an election to pass-through foreign taxes to its shareholders, foreign shareholders of the Fund generally will be subject to increased federal income taxation without a corresponding benefit for the pass-through of foreign taxes.

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CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of [July 1, 2007], the name, address and percentage of ownership of each person who may be deemed to be a principal holder (i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares) is listed below.

Principal Holder Ownership of the Funds

Fund / Share Class	Shareholder Account Registration	Share Balance	Percent of Class
Masters Heritage Portfolio – Class [ ]

Masters Global Equity Portfolio – Class [ ]

Masters International Equity Portfolio – Class [ ]

As of [July 1, 2007], the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of the Funds in that it is deemed to beneficially own greater than 25% of the outstanding shares either beneficially or by virtue of its fiduciary or trust roles or otherwise, is shown below. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

Control Person Ownership of the Funds

Fund	Shareholder Account Registration	Share Balance	Percent of Fund
Masters Heritage Portfolio – Class [ ]

Masters Global Equity Portfolio – Class [ ]

Masters International Equity Portfolio – Class [ ]

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APPENDIX A—DESCRIPTION OF SECURITY RATINGS

S&P

The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.

•	AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

•	AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

•

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

•

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

•

BB, B - Bonds rated BB and B are regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

•

To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest ratings used by S&P for short-term municipal notes.

•	SP-1 - Indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a “plus” (+) designation.

•	SP-2 - Indicates satisfactory capacity to pay principal and interest.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

Moody’s

The following summarizes the highest six ratings used by Moody’s for corporate and municipal bonds. The first four denote investment grade securities.

•

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

•

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-1

•

A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

•

Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

•

Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

•

B - Bond that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody’s applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

The following summarizes the two highest ratings used by Moody’s for short-term municipal notes and variable-rate demand obligations:

•

MIG-1/VMIG-1 - Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

•	MIG-2/VMIG-2 - Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:

•

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

•

AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

•

A - Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

•

BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

A-2

•

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment grade:

•	F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

•	F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

•

F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

For commercial paper, Fitch uses the short-term debt ratings described above.

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APPENDIX B—PROXY VOTING POLICIES AND PROCEDURES

Columbia Management Advisors, LLC (“CMA”) - Proxy Voting Policy

Applicable Regulations

Rule 206(4)-6 under the Investment Advisers Act of 1940

*Form N-PX

*ERISA Department of Labor Bulletin 94-2

Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Explanation/Summary of Regulatory Requirements

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

Columbia Management Advisors, LLC (“CMA”) has adopted and implemented the following policy, which it believes is reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients; and (2) address material conflicts of interest that may arise. This policy applies primarily to the GWIM Investment Operations Group, as well as to Compliance Risk Management (“CRM”) and Legal. Business groups to which this policy applies and CRM must adopt written procedures to implement the policy.

Policy

All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA’s clients without regard to any resulting benefit or detriment to CMA or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly. Information regarding CMA’s proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds’ and other funds’ boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients’ proxy voting records to third parties. Rather, the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending June 30th.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when CMA expects to routinely refrain from voting:

1.	Proxies will usually not be voted in cases where the security has been loaned from the Client’s account.

2.	Proxies will usually not be voted in cases where international issuers impose share blocking restrictions.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Section III, Conflicts of Interest below). CMA’s proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

B-1

Means of achieving compliance

I. PROXY COMMITTEE

CMA has established a Proxy Committee whose standing members include senior investment management personnel, who participate as voting authorities on the Committee. Additionally, the Proxy Committee regularly involves other associates (e.g., Legal representative, Compliance Risk Management representative, GWIM Investment Operations representatives) who participate as needed to enable effective execution of the Committee’s responsibilities.

The Proxy Committee has established a charter, which sets forth the Committee’s purpose, membership and operation. The Proxy Committee’s functions include, in part,

(a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A) or on proposals which require special, individual consideration in accordance with Section IV.C;

(b) review at least annually of this Proxy Voting Policy and Voting Guidelines to ensure consistency with internal policies, client disclosures and regulatory requirements;

(c) review at least annually of existing Voting Guidelines and the need for development of additional Voting Guidelines to assist in the review of proxy proposals;

(d) ensure that appropriate disclosure of CMA’s Proxy Voting Policy is made to its clients, is disclosed in CMA’s Form ADV and is made to the Funds’ shareholders; and

(e) oversight of any circumstances where, as described in Section III, CMA may determine it is necessary to delegate proxy voting to an independent third party.

II. CMA’S INVESTMENT ASSOCIATES

Under CMA’s Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the GWIM Investment Operations Group will refer these matters first to the relevant CMA research analyst after first confirming with CRM that the proxy matter does not present a conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above. Information regarding CMA’s proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest – Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B - Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating it to the Proxy Department.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

B-2

III. CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate1, or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients’ interests. However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence CMA’s decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve it in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by CMA’s proxy guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA’s clients (collectively, “Proxy Referrals”), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM will collect and review any information deemed reasonably appropriate to evaluate if CMA or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest. CMA investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to Columbia Management’s Conflicts Officer in writing (see Appendix B). CRM will consider information about CMA’s significant business relationships, as well as other relevant information. The information considered by CRM may include information regarding: (1) CMA client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the CMA investment division regarding the proxy matter. CRM will consult with relevant experts, including legal counsel, as necessary.

If CRM determines that it reasonably believes (1) CMA has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, CRM will inform the Chair of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, CMA’s policy is to invoke one or more of the following conflict management procedures:

•	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA’s proxy voting agent);

•	Causing the proxies to be delegated to a qualified, independent third party, which may include CMA’s proxy voting agent.

•	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to CMA’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest – Additional Procedures

Additionally, by assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes to disclose in writing to the Columbia Management Conflicts of Interest Officer (within CRM) any

[1]

Bank of America Corporation (“BAC”), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA’s duty, in the proxy voting process, to act in the best economic interest of its clients.

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actual or apparent personal material conflicts of interest which he or she may have (e.g., relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how CMA will vote proxies. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter. CMA’s investment associates also follow the same disclosure requirements for any actual or apparent personal material conflicts of interest as stated in this section.

In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA has undertaken a review of the proxy vendor’s conflicts of interest procedures, and will continue to monitor them on an ongoing basis.

BAC as well as CMA have adopted various other policies and procedures that help reinforce this Policy. Please see the associated documents.

Ownership Limits – Delegation of Proxy Voting to an Independent Third Party

From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that CMA can hold for clients (collectively, “Ownership Limits”).

The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be the Adviser’s proxy voting agent.

IV. PROXY VOTING GUIDELINES

A. CMA’s Proxy Voting Guidelines – General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA’s proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request that the Proxy Committee consider voting the proxy other than according to such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person’s, group’s, or entity’s relationship, if any, with the parties proposing and/or opposing the matter’s adoption using the Proxy Voting Recommendation Form (see Appendix C of this policy). The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Proposals

For the following categories of proposals, either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with the proxy vendor’s or a an individual client’s guidelines.

1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by the proxy vendor, or as specified by the client.

3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by the proxy vendor, or as specified by the client.

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4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote. In general, CMA will refrain from voting such securities. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

5. Proxies of Investment Company Shares. Proposals on issues other than those specified in Section V.A will be voted on the specific instruction of the Proxy Committee.

6. Accounts Managed by CMA’s Quantitative Strategies Group. When an issue is held only within an account managed by CMA’s Quantitative Strategies Group and not in any other account within CMA, all proposals shall be voted according to the guidelines developed by the proxy vendor or as specified by the client.

7. Executive/Director Compensation. Except as provided in Appendix A, proposals relating to compensation of any executive or director will be voted as recommended by the proxy vendor or as otherwise directed by the Proxy Committee.

8. Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The GWIM Investment Operations Group is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The GWIM Investment Operations Group’s monitoring will take into account the following elements: (1) periodic review of the proxy vendor’s votes to ensure that the proxy vendor is accurately voting consistent with CMA’s Proxy Guidelines; and (2) review of the fund website to ensure that annual reports are posted in a timely and accurate manner. For additional information regarding the proxy voting process, please refer to the GWIM Investment Operations Desktop Procedures.

Supervision

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

Escalation

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Compliance Risk Management Conflicts Officer.

Monitoring/Oversight

The Compliance Assessment Team within Compliance Risk Management and the Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management’s compliance with the Proxy Voting Policy.

Recordkeeping

CMA will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

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•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

•	Proxy Committee Meeting Minutes and Other Materials

•	Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations

•	Conflicts of Interest Review Documentation, including Conflicts of Interest Forms

•	Client Communications Regarding Proxy Matters

Records should be retained for a period of not less than five years plus the current year. Records must be retained in an appropriate office of CM for the first two years.

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CMA’s Proxy Voting Policy (Appendix A): CMA’S VOTING GUIDELINES

A. The Proxy Committee has adopted the following guidelines for voting proxies:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

•

Proposals for the election of directors or for an increase or decrease in the number of directors, provided that at least two-thirds of the Board of Directors are, presently or at any time during the previous three-year period, “independent” as defined by applicable regulatory and listing standards.

However, CMA generally will WITHHOLD votes from pertinent director nominees if:

(i)	the board as proposed to be constituted would have more than one-third of its members from management;

(ii)	the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as “independent,” i.e. having no material relationship, directly or indirectly, with the Company, as CMA’s proxy voting agent may determine (subject to the Proxy Committee’s contrary determination of independence or non-independence);

(iii)	the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters — ratification of the appointment of auditors);

(iv)	a director serves on more than six public company boards;

(v)	the CEO serves on more than two public company boards other than the company’s board.

On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

•

Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission (“SEC”) and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a “financial expert” in accordance with SEC rules.

•	Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

•

Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

•	Established governance standards and guidelines.

•	Full board composed of not less than three-fourths “independent” directors, as defined by applicable regulatory and listing standards.

•	Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

•

A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

•

Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

•

The pertinent class of the Company’s voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company’s proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

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•	Proposals that grant or restore shareholder ability to remove directors with or without cause.

•	Proposals to permit shareholders to elect directors to fill board vacancies.

•	Proposals that encourage directors to own a minimum amount of company stock.

•	Proposals to provide or to restore shareholder appraisal rights.

•	Proposals to adopt cumulative voting.

•	Proposals for the company to adopt confidential voting.

CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA generally will vote AGAINST:

•	Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

•	Proposals that give management the ability to alter the size of the board without shareholder approval.

•	Proposals that provide directors may be removed only by supermajority vote.

•	Proposals to eliminate cumulative voting.

•	Proposals which allow more than one vote per share in the election of directors.

•	Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Proposals that mandate a minimum amount of company stock that directors must own.

•	Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

•	Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

•

Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA’s clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

•	Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

•	Proposals asking a company to expense stock options.

•	Proposals to put option repricings to a shareholder vote.

•

Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

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•	Proposals for the remuneration of auditors if no more than 25% of the compensation costs comes from non audit activity.

CMA generally will vote AGAINST:

•	Stock option plans that permit issuance of options with an exercise price below the stock’s current market price, or that permit replacing or repricing of out-of-the money options.

•	Proposals to authorize the replacement or repricing of out-of-the money options.

•

Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

•

Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

•	Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

•	Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

•	Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

•

Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:

•	Whether the company has attained benefits from being publicly traded.

•	Cash-out value

•	Balanced interests of continuing vs. cashed-out shareholders

•	Market reaction to public announcement of transaction

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company’s assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

•	CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

•	CMA generally votes FOR shareholder proposals to eliminate a poison pill.

•	CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

•	CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company’s ability to make greenmail payments.

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Supermajority vote

•

CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

•	CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

•	Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.

•	Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

CMA will review, on a CASE-BY-CASE basis, proposals for Bylaw amendments giving minority shareholders the ability to call a special meeting of stockholders.

CMA generally will vote FOR:

•	Proposals to approve routine business matters such as changing the company’s name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

•	Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

•	Credible reason exists to question:

•	The auditor’s independence, as determined by applicable regulatory requirements.

•	The accuracy or reliability of the auditor’s opinion as to the company’s financial position.

•

Fees paid to the auditor or its affiliates for “non-audit” services were excessive, i.e., in excess of the total fees paid for “audit,” “audit-related” and “tax compliance” and/or “tax return preparation” services, as disclosed in the company’s proxy materials.

•	Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

•	Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

•	Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

•

Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

•	Shareholder proposals to change the date, time or location of the company’s annual meeting of shareholders.

CMA will vote AGAINST:

•	Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

•

Proposals to change the location of the company’s state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

•	Proposals on whether and how to vote on “bundled” or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

•

FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

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•

FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

•	Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

•	Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

•	Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

•

Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors/directors and/or legal action is being taken against the board by other shareholders.

•

Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company’s financial position.

•	Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

•	The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA’ categorization rules and the Dutch Corporate Governance Code.

•	No call/put option agreement exists between the company and the foundation.

•	There is a qualifying offer clause or there are annual management and supervisory board elections.

•	The issuance authority is for a maximum of 18 months.

•	The board of the company-friendly foundation is independent.

•	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

•	There are no priority shares or other egregious protective or entrenchment tools.

•	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

•	Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

•	Board structure

•	Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

•	Ignore a shareholder proposal that is approved by a majority of shares outstanding;

•	Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

•	Are interested directors and sit on the audit or nominating committee; or

•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

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Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

•	Past performance relative to its peers

•	Market in which fund invests

•	Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

•	Past shareholder activism, board activity and votes on related proposals

•	Strategy of the incumbents versus the dissidents

•	Independence of incumbent directors; director nominees

•	Experience and skills of director nominees

•	Governance profile of the company

•	Evidence of management entrenchment

Converting a Closed-end Fund to an Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

•	Past performance as a closed-end fund

•	Market in which the fund invests

•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

•	Proposed and current fee schedules

•	Fund category/investment objective

•	Performance benchmarks

•	Share price performance as compared with peers

•	Resulting fees relative to peers

•	Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

•	Stated specific financing purpose

•	Possible dilution for common shares

•	Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 (“1940 Act”):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Regulatory developments

•	Current and potential returns

•	Current and potential risk

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CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	Fund’s target investments

•	Reasons given by the fund for the change

•	Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund’s investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective.

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s name, considering the following factors:

•	Political/economic changes in the target market

•	Consolidation in the target market

•	Current asset composition

Change in Fund’s Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s subclassification, considering the following factors:

•	Potential competitiveness

•	Current and potential returns

•	Risk of concentration

•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

•	Strategies employed to salvage the company

•	Past performance of the fund

•	Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

•	The degree of change implied by the proposal

•	The efficiencies that could result

•	The state of incorporation; net effect on shareholder rights

•	Regulatory standards and implications

CMA will vote FOR:

•

Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

•

Proposals enabling the Board to amend, without shareholder approval, the fund’s management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

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CMA will vote AGAINST:

•	Proposals enabling the Board to:

•	Change, without shareholder approval the domicile of the fund

•	Adopt, without shareholder approval, material amendments of the fund’s declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

•	Regulations of both states

•	Required fundamental policies of both states

•	The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940.

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives

•	The proposed distributor’s reputation and past performance

•	The competitiveness of the fund in the industry

•	Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

•	Resulting fee structure

•	Performance of both funds

•	Continuity of management personnel

•	Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

•	Performance of the fund’s NAV

•	The fund’s history of shareholder relations

•	The performance of other funds under the adviser’s management

B-14

CMA’s Proxy Voting Policy (Appendix B): Conflicts of Interest Disclosure and Certification Form

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals Participating in the Proxy Voting Decision-Making Process.

Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

________________________________________________________________________________________________

Issuer and Proxy Matter: _______________________________________________________________________

__________________________________________________________________________________________

1.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer[1]?

_________________________________________________________________________________________

_________________________________________________________________________________________

2.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?

_________________________________________________________________________________________

_________________________________________________________________________________________

3.	Have you discussed this particular proxy proposal with anyone outside of Columbia Management’s investment group[2]?

_________________________________________________________________________________________

_________________________________________________________________________________________

4.	Are you aware of any other potential personal conflicts of interest not described above? Please detail below.

_________________________________________________________________________________________

_________________________________________________________________________________________

Name: ________________________________________________________________________________________

Signed: ________________________________________________________________________________________

Date: _________________________________________________________________________________________

[1]	Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.

[2]	Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.

B-15

CMA’s Proxy Voting Policy (Appendix C): CMA Proxy Vote Recommendation/Proxy Committee Request Form

Name of Investment Associate: _______________________________________________________________________________

Company Name: _______________________________________________________________________________

Cutoff Date and Meeting Date: _______________________________________________________________________________

Proxy Agenda Item: _______________________________________________________________________________

Description of Item: __________________________________________________________

(The above information will be pre-populated by the Proxy Department.)

Recommendation (Check One):

            FOR

            AGAINST

            WITHHOLD

            ABSTAIN

Brief rationale: ____________________________________________________________________________________
________________________________________________________________________________________________
_____________________________________________________________________________________________________
_____________________________________________________________________________________________________
_____________________________________________________________________________________________________
_____________________________________________________________________________________________________

Please attach any supporting information other than analysis or reports provided by the Proxy Department.

_______________________________________________________________________________

Signed

By signing, I am certifying that I either have no conflicts of interest-related information to report or have sent a completed “Conflicts of Interest Disclosure and Certification Form” to Compliance Risk Management (Conflicts Officer).

Send Completed Forms to:

GWIM Investment Operations – Proxy Department

B-16

Columbia Management®

COLUMBIA FUNDS SERIES TRUST

Class A, Class B, Class C and Class Z Shares

STATEMENT OF ADDITIONAL INFORMATION

August 1, 2007

State Intermediate Municipal Bond Funds

Columbia California Intermediate Municipal Bond Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia Maryland Intermediate Municipal Bond Fund

Columbia North Carolina Intermediate Municipal Bond Fund

Columbia South Carolina Intermediate Municipal Bond Fund

Columbia Virginia Intermediate Municipal Bond Fund

This SAI is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with the Funds’ prospectuses dated August 1, 2007. It provides information about the share classes of the State Intermediate Municipal Bond Funds listed above, each of which are series of the Trust. The annual reports for the Funds, which include the Funds’ audited financial statements dated March 31, 2007, are hereby incorporated by reference into this SAI.

Copies of any Fund’s current prospectus, annual and semi-annual reports may be obtained without charge by writing Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081, by calling Columbia Funds at 800.345.6611 or by visiting the Columbia Funds’ website at www.columbiafunds.com.

1

SAI PRIMER

The SAI is a part of the Funds’ registration statement that is filed with the SEC. The registration statement includes the Funds’ prospectuses, the SAI and certain other exhibits. The SAI, and any supplements to it, can be found online at www.columbiafunds.com, or by searching the SEC’s website at www.sec.gov.

The SAI generally provides additional information about the Funds that the SEC has concluded is not required to be in the Funds’ prospectuses. Investors nevertheless may find the information important and helpful. The SAI expands discussions of the matters described in the Funds’ prospectuses and provides certain additional information about the Funds that may be of interest to some investors. Among other things, the SAI provides information about:

•	the organization of the Trust;

•	the Funds’ investments;

•	the Funds’ investment advisor, investment sub-advisor(s) (if any) and other service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest;

•	the governance of the Funds;

•	the Funds’ brokerage practices;

•	the share classes offered by the Funds;

•	the purchase, sale and pricing of Fund shares; and

•	the application of federal income tax laws.

If you have any questions about the Funds, please call Columbia Funds at 800.345.6611 or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI.

Glossary

1933 Act	Securities Act of 1933, as amended

1934 Act	Securities Exchange Act of 1934, as amended

1940 Act	Investment Company Act of 1940, as amended

Administrator	CMA

Advisor	CMA

AMEX	American Stock Exchange

BAI	Banc of America Investment Services, Inc.

Bank of America	Bank of America Corporation

BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.

Board	The Trust’s Board of Trustees

California Intermediate Municipal Bond Fund	Columbia California Intermediate Municipal Bond Fund

CFST	The Trust

CFTC	Commodity Futures Trading Commission

CMA	Columbia Management Advisors, LLC, the Funds’ investment advisor

CMD	Columbia Management Distributors, Inc., the Funds’ principal underwriter and distributor

CMG	Columbia Management Group, LLC, the primary investment division of Bank of America

CMOs	Collateralized mortgage obligations

CMS	Columbia Management Services, Inc.

Code	Internal Revenue Code of 1986, as amended

Code(s) of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act

2

Glossary

Columbia Funds Complex	The mutual fund complex that is comprised of the open-end investment management companies advised by CMA or its affiliates and principally underwritten by CMD, as that term is defined under Item 12 of Form N-1A

Columbia Funds or Columbia Funds Family	The fund complex that is comprised of the open-end investment management companies advised by CMA or its affiliates and principally underwritten by CMD

Custodian	State Street

Distributor	CMD

Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Funds’ shares

FDIC	Federal Deposit Insurance Corporation

FHLMC	Federal Home Loan Mortgage Corporation

Fitch	Fitch Investors Service, Inc.

FNMA	Federal National Mortgage Association

Fund	One of the open-end management investment companies (that is or is not listed on the front cover of this SAI, as the context may require) that is a series of the Trust

Funds	Two or more of the open-end management investment companies (that are or are not listed on the front cover of this SAI, as the context may require) that are series of the Trust

Georgia Intermediate Municipal Bond Fund	Columbia Georgia Intermediate Municipal Bond Fund

GNMA	Government National Mortgage Association

Investment Advisory Agreement	The investment advisory agreement between the Trust, on behalf of its Funds, and the Advisor

IRS	United States Internal Revenue Service

LIBOR	London Interbank Offered Rate

Maryland Intermediate Municipal Bond Fund	Columbia Maryland Intermediate Municipal Bond Fund

Money Market Fund(s)	One or more of the money market funds in the Columbia Funds Family

Moody’s	Moody’s Investors Service, Inc.

North Carolina Intermediate Municipal Bond Fund	Columbia North Carolina Intermediate Municipal Bond Fund

NRSRO	Nationally recognized statistical ratings organization (such as Moody’s, Fitch or S&P)

NYSE	New York Stock Exchange

Principal Underwriter	CMD

REIT	Real estate investment trust

S&P	Standard & Poor’s Corporation (“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Columbia Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in any Columbia Funds).

SAI	This Statement of Additional Information

SEC	United States Securities and Exchange Commission

Selling Agent	Banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor

Servicing Agent	Banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the Distributor

SMBS	Stripped mortgage-backed securities

3

Glossary

South Carolina Intermediate Municipal Bond Fund	Columbia South Carolina Intermediate Municipal Bond Fund

State Intermediate Municipal Bond Fund(s)	One or more of the state intermediate municipal bond funds in the Columbia Funds Family

State Street	State Street Bank and Trust Company

Transfer Agent	CMS

Transfer Agency Agreement	The transfer agency agreement between the Trust, on behalf of its Funds, and CMS

The Trust	Columbia Funds Series Trust (or CFST), the registered investment company in the Columbia Funds Family to which this SAI relates

Trustee(s)	One or more of the Board’s Trustees

Virginia Intermediate Municipal Bond Fund	Columbia Virginia Intermediate Municipal Bond Fund

4

ABOUT THE TRUST

The Trust is a registered investment company in the Columbia Funds Family. Columbia Funds offers over 100 mutual funds in all major asset classes and has approximate total assets in excess of $[            ] as of [                    ], 2007.

The Trust was organized as a Delaware business trust, a form of entity now known as a statutory trust, on October 22, 1999. On September 26, 2005, the Trust changed its name from Nations Funds Trust to Columbia Funds Series Trust.

On that same day, the names of the Funds were changed as follows: Nations California Intermediate Municipal Bond Fund to Columbia California Intermediate Municipal Bond Fund, Nations Georgia Intermediate Municipal Bond Fund to Columbia Georgia Intermediate Municipal Bond Fund, Nations Maryland Intermediate Municipal Bond Fund to Columbia Maryland Intermediate Municipal Bond Fund, Nations North Carolina Intermediate Municipal Bond Fund to Columbia North Carolina Intermediate Municipal Bond Fund, Nations South Carolina Intermediate Municipal Bond Fund to Columbia South Carolina Intermediate Municipal Bond Fund and Nations Virginia Intermediate Municipal Bond Fund to Columbia Virginia Intermediate Municipal Bond Fund.

Each of the Funds in the Trust represents a separate series of the Trust and is an open-end diversified management investment company. Each of the Funds has a fiscal year end of March 31st.

5

ABOUT THE FUNDS’ INVESTMENTS

The investment objective, principal investment strategies (i.e., as used in this SAI and the corresponding prospectuses, a strategy which typically involves the investment of more than 10% of a Fund’s assets) and related principal investment risks for each Fund, are discussed in each Fund’s prospectus.

See Capital Stock and Other Securities for a listing and description of the classes of shares that each Fund offers, including shareholder rights.

Certain Investment Activity Limits

The overall investment activities of CMA and its affiliates may limit the investment opportunities for a Fund in certain markets in which limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, a Fund’s activities also may be restricted because of regulatory restrictions applicable to CMA and its affiliates, and/or their internal policies.

Fundamental and Non-Fundamental Investment Policies

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Fund supplements the discussion in the prospectuses for each Fund. A fundamental policy may only be changed with shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding a qualitative investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset, except for borrowings and other instruments that may give rise to leverage which are monitored on an ongoing basis.

Fundamental Investment Policies

1.	Each Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.

2.	Each Fund may not purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

3.	Each Fund may not purchase or sell commodities, except that a Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

4.	Each Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

5.	Each Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

6

6.	Each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

7.	Under normal circumstances,

•

California Intermediate Municipal Bond Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax, and California individual income tax.

•

Georgia Intermediate Municipal Bond Fund, Maryland Intermediate Municipal Bond Fund, North Carolina Intermediate Municipal Bond Fund, South Carolina Intermediate Municipal Bond Fund and Virginia Intermediate Municipal Bond Fund, will each invest at least 80% of their assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax, and state individual income tax.

Non-Fundamental Investment Policies

1.	The Funds may not purchase securities of other investment companies except as permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder. Any Fund that is purchased by another Fund in reliance on Section 12(d)(1)(G) of the 1940 Act will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

2.	A Fund may not invest more than 15% of its net assets in illiquid securities.

7

Exemptive Orders

In addition to the policies outlined above, the Columbia Funds Family has received the following exemptive orders from the SEC which enable the Funds to participate in certain transactions beyond the investment limitations described above or described in otherwise applicable restrictions:

1.	Pursuant to an exemptive order dated October 5, 1993, all current and future Funds advised by CMA may, subject to certain conditions, pool their uninvested cash balances in one or more joint accounts and use the daily balance of such accounts to enter into repurchase agreements, including the condition that such agreements have a maturity of not more than seven days.

2.	Pursuant to an exemptive order dated September 5, 2003, a Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Permissible Investments and Related Risks

Each Fund’s prospectus identifies and summarizes the individual types of securities in which the Fund invests as part of its principal investment strategies and the risks associated with such investments.

The table below identifies for each Fund the types of securities in which it is permitted to invest. If a type of security identified for a Fund is not described in the Fund’s prospectus, the Fund may invest no more than 10% of the Fund’s total assets in such security type. The Fund may invest in the types of securities described in its prospectus without regard to the 10% limitation.

Additional information about individual types of securities (including certain of their associated risks) in which some or all of a Fund may invest is set forth below. A Fund’s investment in these types of securities is subject to a Fund’s investment objective and fundamental and non-fundamental investment policies.

Permissible Fund Investments

Investment Type	California Intermediate Municipal Bond Fund	Georgia Intermediate Municipal Bond Fund	Maryland Intermediate Municipal Bond Fund	North Carolina Intermediate Municipal Bond Fund	South Carolina Intermediate Municipal Bond Fund	Virginia Intermediate Municipal Bond Fund
Asset-Backed Securities	✓	✓	✓	✓	✓	✓
Bank Obligations	✓	✓	✓	✓	✓	✓
Common Stock	✓	✓	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓	✓	✓	✓
Derivatives	✓	✓	✓	✓	✓	✓
Dollar Rolls	✓	✓	✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓	✓	✓
Futures and Options Contracts	✓	✓	✓	✓	✓	✓
Guaranteed Investment Contracts (Funding Agreements)	✓	✓	✓	✓	✓	✓

8

Permissible Fund Investments

Investment Type	California Intermediate Municipal Bond Fund	Georgia Intermediate Municipal Bond Fund	Maryland Intermediate Municipal Bond Fund	North Carolina Intermediate Municipal Bond Fund	South Carolina Intermediate Municipal Bond Fund	Virginia Intermediate Municipal Bond Fund
Low and Below Investment Grade Securities	✓	✓	✓	✓	✓	✓
Illiquid Securities	✓	✓	✓	✓	✓	✓
Investing in Other Investment Companies	✓	✓	✓	✓	✓	✓
Money Market Instruments	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓	✓	✓	✓
Municipal Securities	✓	✓	✓	✓	✓	✓
Participation Interests	✓	✓	✓	✓	✓	✓
Preferred Stock	✓	✓	✓	✓	✓	✓
Private Placement and Other Securities	✓	✓	✓	✓	✓	✓
REITs and Master Limited Partnerships	✓	✓	✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓	✓	✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓

Asset-Backed Securities

Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of receivables. They entitle the security holder to receive the payments on the underlying assets (less servicing fees paid to the originator or other parties or fees paid for any credit enhancement and payments on any retained or remainder portion of the assets retained by the originator or sold to another party). Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that transfers them to a special purpose entity such as a trust, which then, in turn, issues structures which are backed by the receivables and which are privately placed or publicly offered.

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the underlying assets, the creditworthiness of the servicing agent for the securities, information concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements. The existence or extent of any credit enhancement varies and apply only to a portion of the asset-backed security’s face value. The value of asset-backed securities will be affected by the exhaustion, termination or expiration of any credit enhancement.

9

Declining or low interest rates may lead to a more rapid rate of repayment on the underlying assets, resulting in accelerated payments on the asset-backed securities that then must be reinvested at a lesser rate of interest. Rising or high interest rates tend to lead to a slower rate of repayment on the underlying assets, resulting in slower than expected payments on the asset-backed securities that can, in turn, lead to a decline in value. The impact of changing interest rates on the value of an asset-backed security may be difficult to predict and result in greater volatility. Holders of asset-backed securities generally have no recourse against the originator of the underlying assets in the event of a default on the underlying assets.

Bank Obligations (Domestic and Foreign)

Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank. For purposes of any applicable investment policies with respect to bank obligations, the assets of a bank or savings institution may, if certain conditions are satisfied, be deemed to include the assets of its domestic and foreign branches.

Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Banker’s acceptances are time drafts drawn on and accepted by banks and are a customary means of effecting payment for merchandise sold in import-export transactions and a general source of financing. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign (mainly European) banks with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

Bank investment contracts are issued by banks. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of a bank. The bank then credits to a Fund payments at negotiated, floating or fixed interest rates.

Investing in bank obligations is subject to certain risks. Certain bank obligations, such as some CDs, are insured by the FDIC. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high-levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality.

Common Stock

Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends, if any, on their holdings. However, ownership of common stock does not entitle owners to involvement in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE, AMEX or the Nasdaq Stock Market. Domestic and foreign corporations also may have their shares traded, on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange.

10

Investing in common stocks is subject to certain risks. Stock market risk, for example, is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and fall based on factors specific to each company, such as changes in earnings or management, as well as general economic and market factors.

If a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and “preferred” stock take priority over the claims of those who own common stock.

Investing in common stocks also presents the risks applicable to investing in a particular type of company. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, may be more reliant on singular products or services and more vulnerable to larger competitors. Common stocks of these types of companies may have a higher potential for gains but also may be subject to greater risk of loss.

Investing in common stocks also presents the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector. When market conditions favorably affect, or are expected favorably to affect, an industry, the prices of the common stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ common stocks to decline.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). As such, convertible securities combine the investment characteristics of debt securities and equity securities but typically retain the investment characteristics of debt securities until they have been converted. A holder of convertible securities is entitled to receive the income of a bond, debenture or note or the dividend of a preferred stock until the conversion privilege is exercised. The market value of convertible securities generally is a function of, among other factors, interest rates, the rates of return of similar nonconvertible securities and the financial strength of the issuer. The market value of convertible securities tends to decline as interest rates rise and, conversely, to rise as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the rate of return of the convertible security. Because both interest rate and market movements can influence their value, convertible securities generally are not as sensitive to changes in interest rates as similar debt securities nor generally are they as sensitive to changes in share price as their underlying common stock.

Investing in convertible securities is subject to certain risks. Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses. Certain convertible securities may have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified exchange ratio. Certain convertible securities may be convertible at the option of the issuer, which may require a holder to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

In addition, some convertible securities may be rated below investment grade or may not be rated and, therefore, may be considered speculative investments. Companies that issue convertible securities usually are small- and mid-capitalization companies and, accordingly, carry the risks associated with such companies. In addition, the credit rating of a company’s convertible securities generally is lower than that of its conventional debt securities. Convertible securities are senior to equity securities and have a claim to the assets of an issuer prior to the holders of the issuer’s common stock in the event of liquidation but generally are subordinate to similar non-convertible securities of the same issuer. Some convertible securities particularly are sensitive to changes in interest rates when their predetermined conversion price is much higher than the issuing company’s common stock.

11

Corporate Debt Securities

Corporate debt securities are fixed income securities typically issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturities and secured or unsecured status. Commercial paper has the shortest term and usually is unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Extendible commercial notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend maturity to 390 days. ECNs are issued at a discount rate with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carry a relatively high degree of risk.

Investing in corporate debt securities is subject to certain risks including, among others, credit and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it becomes due. Some corporate debt securities that are rated below investment grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than and, therefore, may be paid in full before, lower ranking (subordinated) securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than do corporate debt securities with shorter terms.

Derivatives

Derivatives are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity like gold), or a market indices (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; linked securities and structured products; collateralized mortgage obligations; stripped securities; warrants and swap agreements. For more information about each these derivatives, see the sections in this SAI that describe them.

A Fund may use derivatives for a variety of reasons, including: to enhance its return, to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); to protect its unrealized gains reflected in the value of its portfolios securities; to facilitate the sale of such securities for investment purposes; to reduce transaction costs; and/or to manage the effective maturity or duration of its portfolio.

A Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. There is also a risk that the derivative

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will not correlate well with the security that it is substituting. A Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not always exist at times when a Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and may be more difficult to value. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that a Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount of taxes payable by shareholders.

A Fund may use any or all of these investment techniques and may purchase different types of derivative securities at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables including market conditions.

Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

A Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple (typically two) of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. The Advisor believes that indexed and inverse floating obligations represent flexible portfolio management instruments that allow a Fund to seek potential investment rewards, hedge other portfolio positions or vary the degree of investment leverage relatively efficiently under different market conditions. A Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.
Swap Agreements. Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, credit, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors.

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities or an index. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

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In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund’s exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

The Advisor does not believe that a Fund’s obligations under swap agreements are senior securities and, accordingly, a Fund will not treat them as being subject to its borrowing restrictions.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund’s performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. Additionally, whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Advisor’s ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full

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notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to a Fund). In connection with credit default swaps in which a Fund is the buyer, a Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to a Fund’s exposure (any accrued but unpaid net amounts owed by a Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, a Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to a Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of a Fund’s portfolio. Such segregation or “earmarking” will not limit a Fund’s exposure to loss.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

Equity swaps are derivative instruments and their values can be very volatile. To the extent that the Advisor does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the

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counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the Securities Act of 1933. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-, Currency- and Equity-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index and currency-linked securities are derivative instruments, which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Advisor. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Advisor. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad. Certain derivative instruments may be illiquid.

Dollar Rolls

Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar (same type, coupon and maturity) securities on a specified future date and lower price. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls. A Fund foregoes principal and interest paid on the securities during the “roll” period. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities as well as the interest earned on the cash proceeds of the initial sale.

Using dollar rolls presents certain risks. Dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase may decline below the repurchase price or the transaction costs may exceed the return earned by a Fund from the transaction. Dollar rolls also involve risk to a Fund if the other party should default on its obligation and a Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction.

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors.

Foreign securities may include depositary receipts, such as American Depository Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are receipts issued in Europe typically by foreign banks or trust companies and foreign branches of domestic banks that evidence ownership of

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foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in Depositary Receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Foreign securities also may include securities of Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain (PFIC tax) related to the investment, which will be allocated over the period that a Fund is invested in a PFIC. The PFIC tax is the highest ordinary income tax rate in effect for any period multiplied by the portion of the excess distribution allocated to such period, and it could be increased by an interest charge on the deemed tax deferral. A Fund may elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs, which in many cases may be difficult to obtain. An alternative election would permit a Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year.

Investing in foreign securities is subject to certain risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. A Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes which would reduce the amount of income and capital gains available to distribute to a Fund’s shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

Certain of the risks associated with investments in foreign securities are heightened with respect to investments in emerging market countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin, and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging market securities also involves risks beyond the risks applicable to foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.

Investing in foreign securities also involves currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may purchase or sell forward foreign currency exchange contracts in order to attempt to minimize the risk to a Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A Fund also may purchase and sell foreign currency futures contracts and related options.

Futures and Options Contracts

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the

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purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. A Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency.

Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities currently owned or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities. Regulations of the CFTC applicable to a Fund require that all of its futures transactions constitute bona fide hedging transactions except to the extent that the aggregate and initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of a Fund’s portfolio.

Upon entering into futures contracts, in compliance with the SEC’s requirements, cash or liquid securities, equal in value to the amount of a Fund’s obligation under the contract (less any applicable margin deposits and any assets that constitute “cover” for such obligation), will be segregated with a Fund’s custodian.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract, although a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities in order to initiate and maintain open positions in futures contracts. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit intended to assure completion of the contract (delivery or acceptance of the underlying instrument) that is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Minimum initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. Subsequent payments, called “variation margin,” to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, a process known as “marking to market.” If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional variation margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made for as long as the contract remains open. A Fund expects to earn interest income on its margin deposits.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities (stock index futures contracts do not permit delivery of securities), the contracts usually are closed out before the settlement date without the making or taking of delivery. As such, a Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by a Fund. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract (i.e., the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date) to terminate the position. Final determinations are made as to whether the price of the initial sale of the futures contract exceeds or is below the price of the offsetting purchase, or whether the purchase price exceeds or is below the offsetting sale price. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or a gain. Brokerage commissions are incurred when a futures contract is bought or sold.

Successful use of futures contracts by a Fund is subject to the Advisor’s ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Fund therefore bears the risk that future market trends will be incorrectly predicted.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) to the

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investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

In the event of adverse price movements, a Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if a Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

In addition, there is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution of special procedures, by exchanges, which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by a Fund, a Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract, which may limit a Fund’s ability to realize its profits or limit its losses. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges – principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. A Fund will deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. A Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates. A Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract

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represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

Stock Options and Stock Index Options. A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

A primary difference between stock options and stock index options becomes evident when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or a narrower market index, such as the S&P 100 Index. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Stock index options are currently traded on the following exchanges: the Chicago Board Options Exchange, the NYSE, the AMEX, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

The successful use of a Fund’s options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless a Fund exercises the option or enters into a closing sale transaction for such option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since a Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. The writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, a Fund will realize a loss equal to the premium paid. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular

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class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation (OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, a Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Dealer Options. Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to dealer options. While a Fund might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if a Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction. Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, a Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While each Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with a Fund, no assurance exists that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to a Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, a Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

The staff of the SEC takes the position that purchased dealer options are illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that a Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, a Fund will treat dealer options as subject to a Fund’s limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, a Fund will change its treatment of such instruments accordingly.

Writing covered options. A Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with a Fund’s investment goal and policies. Call options written by a Fund give the purchaser the right to buy the underlying securities from a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price; put options give the purchaser the right to sell the underlying securities to a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price.

A Fund may write only covered options, which means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, a Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. A Fund may write combinations of covered puts and calls, called straddles, on the same underlying security.

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A Fund will receive a premium from writing a put or call option, which increases a Fund’s return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by a Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an offsetting option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. A Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If a Fund writes a call option but does not own the underlying security, and when it writes a put option, a Fund may be required to deposit cash or securities with its broker as “margin” or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, a Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. A Fund may purchase call options to hedge against an increase in the price of securities that a Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) Options. A Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by a Fund, only pursuant to agreements that will assure that a Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. A Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be “in-the-money” as an illiquid investment. It is the present policy of a Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund’s Prospectus) of a Fund’s net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by a Fund, (ii) OTC options purchased by a Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Index Options. As an alternative to purchasing call and put options on index futures, a Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on

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index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

Foreign Stock Index Options. A Fund may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

Options on Futures Contracts. A Fund may purchase and write call and put options on futures contracts it may buy or sell. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. There is no guarantee that such closing transactions can be effected.

A Fund will enter into written options on futures contracts only when, in compliance with the SEC’s requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. There may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Successful use of index futures by a Fund for hedging purposes is also subject to the Advisor’s ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in a Fund’s portfolio may decline. If this occurs, a Fund would lose money on the futures and also experience a decline in the value of its portfolio securities, as a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, a Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in

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the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

Use by Tax-Exempt Funds of Interest Rate and U.S. Treasury Security Futures Contracts and Options. A Fund investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Index Futures Contracts and Options on Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).

A Fund may also purchase and sell options on index futures contracts. Options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged.

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Guaranteed Investment Contracts (Funding Agreements)

Guaranteed investment contracts, or funding agreements, are debt instruments issued by insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Fund payments at negotiated, floating or fixed interest rates. A Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards.

Investing in guaranteed investment contracts is subject to certain risks. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Fund on seven days notice or less, at which time the investment may be considered illiquid under applicable SEC regulatory guidance and subject to certain restrictions.

Illiquid Securities

Illiquid securities are defined by a Fund pursuant to the SEC staff’s current guidance and interpretations which provides that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Subject to its investment policies, a Fund may invest in illiquid investments and may invest in certain restricted securities that are deemed to be liquid securities.

Investing in Other Investment Companies

Investing in other investment companies is a manner in which a Fund seeks to achieve its investment objective. A Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, its rules and regulations and any exemptive orders currently or in the future obtained by a Fund from the SEC.

The 1940 Act generally requires that a Fund limit its investments in another investment company or series thereof so that, as determined immediately after a securities purchase is made: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) not more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a Fund or by the company as a whole. Such other investment companies may include exchange-traded funds (ETFs) which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries.

Under the 1940 Act and regulations thereunder, a Fund may purchase shares of other affiliated Columbia Funds, including the Money Market Funds, subject to certain conditions. Investing in affiliated funds may present certain actual or potential conflicts of interest, which are discussed below. For more information about such actual and potential conflicts of interest, see Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest.

Investing in other investment companies is subject to certain risks. Although a Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to gain exposure to a type of security or to be fully invested, there are potential disadvantages. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. A shareholder may be charged fees not only on a Fund shares held directly but also on the investment company shares that a Fund purchases.

In addition, investing in ETFs is subject to certain other risks. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track as well as to the risks of the specific sector or industry on which the ETF is based. ETFs also are subject to the risk that their prices may not correlate perfectly to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons.

Low and Below Investment Grade Securities

Low and below investment grade securities are debt securities with the lowest investment grade rating (e.g., BBB by S&P and Fitch or Baa by Moody’s) or that are below investment grade (e.g., lower than BBB by S&P and Fitch or Baa by

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Moody’s) or are unrated but of comparable quality. These types of securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications, or similar events, are more speculative in nature than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities generally are issued by unseasoned companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. Low and below investment grade securities and comparable unrated securities: (i) likely will have some quality and protective characteristics that, in the judgment of an NRSRO, are outweighed by large uncertainties or major risk exposures to adverse conditions; (ii) are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation; and (iii) may have a less liquid secondary market, potentially making it difficult to value or sell such securities.

Investing in low and below investment grade securities and comparable unrated securities is subject to certain risks. The rates of return on these types of securities generally are higher than the rates of return available on more highly rated securities, but generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, a Fund may be more dependent on the Advisor’s credit analysis with respect to these types of securities than is the case for more highly rated securities.

The market values of certain low and below investment grade securities and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than more highly rated securities. In addition, issuers of these types of securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default is significantly greater because low and below investment grade securities and comparable unrated securities generally are unsecured and frequently are subordinated to more senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its holdings of such securities. The existence of limited markets for lower-rated debt securities may diminish a Fund’s ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value; and (ii) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Money Market Instruments

Money market instruments are high-quality, short-term debt obligations, which include: (i) bank obligations, including certificates of deposit and bankers’ acceptances; (ii) funding agreements; (iii) repurchase agreements; (iv) obligations of the United States and foreign countries and each of their agencies and instrumentalities; and (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities.

Investing in money market instruments is subject to certain risks. Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Mortgage-Backed Securities

Mortgage-backed securities are a type of asset-backed security and represent interests in, or debt securities backed by, pools of underlying mortgages. In some cases, they may be insured or guaranteed by the U.S. Government or its agencies. They pass through the payments on the underlying mortgages to the security holders (less servicing fees paid to the originator or other parties or fees paid for any credit enhancement and payments on any retained or remainder portion of the assets retained by the originator or sold to another party). Mortgage-backed securities are created when mortgage originators transfer the mortgages to a special purpose entity such as a trust, which then, in turn, issues securities with a minimum denomination and specific term. The securities are privately placed or publicly offered.

Mortgage-backed securities commonly are issued or guaranteed by the Government National Mortgage Association (also known as Ginnie Mae or GNMA), the Federal National Mortgage Association (also known as Fannie Mae or FNMA), or the Federal Home Loan Mortgage Corporation (also known as Freddie Mac or FHLMC), but also may be issued or

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guaranteed by other issuers, including private companies. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its stock nor the securities it issues are insured or guaranteed by the U.S. Government. FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, “repackages” them and provides certain guarantees. FHLMC’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Mortgage-backed securities issued by FHLMC are not guaranteed as to timely payment of interest and principal by the U.S. Government.

Collateralized mortgage obligations (CMOs) are debt obligations issued by special-purpose trusts, collateralized by underlying mortgage assets. Principal prepayments on underlying mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a periodic basis. The principal and interest payments on the underlying mortgage assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgage assets are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Real estate mortgage investment conduits (REMICs) are entities that own mortgages and elect REMIC status under the Code and, like CMOs, issue debt obligations collateralized by underlying mortgage assets that have characteristics similar to those issued by CMOs.

Investing in mortgage-backed securities is subject to certain risks, including, among others, prepayment, market and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages more quickly than expected, which may affect the security’s average maturity and rate of return. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages also may be affected by home value appreciation, ease of the refinancing process and local economic conditions, among other factors. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities can be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, which in turn may decrease their value. Credit risk reflects the risk that a holder of mortgage-backed securities may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. Government. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions.

Municipal Securities

Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Municipal securities can be classified into two principal categories, including “general obligation” bond and other securities and “revenue” bond and other securities. General obligation bonds are secured by the issuer’s full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as the user of the facility being financed. Municipal securities also may include “moral obligation” securities, which normally are issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the governmental entity that created the special purpose public authority.

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Municipal securities may include municipal bonds, municipal notes and municipal leases. Municipal bonds are debt obligations of a governmental entity that obligate the municipality to pay the holder a specified sum of money at specified intervals and to repay the principal amount of the loan at maturity.

Municipal notes may be issued by governmental entities and other tax-exempt issuers in order to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity payable from taxes or designated revenues expected to be received within the relevant fiscal period. Municipal notes generally have maturities of one year or less. Municipal notes can be subdivided into two sub-categories: (i) municipal commercial paper and (ii) municipal demand obligations.

Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold, for example, to meet seasonal working capital or interim construction financing needs of a governmental entity or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

Municipal demand obligations can be subdivided into two general types: variable rate demand notes and master demand obligations. Variable rate demand notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which a Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes generally provide that interest rates are adjustable at intervals ranging from daily to six months.

Master demand obligations are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes. Although there is no secondary market for master demand obligations, such obligations are considered by a Fund to be liquid because they are payable upon demand. A Fund has no specific percentage limitations on investments in master demand obligations.

Municipal lease obligations are participations in privately arranged loans to state or local government borrowers. In general, such loans are unrated, in which case they will be determined by the Advisor to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender.

Although lease obligations do not constitute general obligations of the municipal issuer to which the government’s taxing power is pledged, a lease obligation ordinarily is backed by the government’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses that provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a periodic basis. In the case of a “non-appropriation” lease, a Fund’s ability to recover under the lease in the event of non-appropriation or default likely will be limited to the repossession of the leased property in the event that foreclosure proves difficult.

Tender option bonds are municipal securities having relatively long maturities and bearing interest at a fixed interest rate substantially higher than prevailing short-term tax-exempt rates that is coupled with the agreement of a third party, such as a bank, broker/dealer or other financial institution, to grant the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. The financial institution receives periodic fees equal to the difference between the municipal security’s coupon rate and the rate that would cause the security to trade at face value on the date of determination.

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Investing in municipal securities is subject to certain risks. There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different rates of return while municipal securities of the same maturity and interest rate with different ratings may have the same rate of return.

The payment of principal and interest on most municipal securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. Each state, each of their political subdivisions, municipalities, and public authorities, as well as the District of Columbia, Puerto Rico, Guam, and the Virgin Islands, is a separate “issuer.” An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

There are particular considerations and risks relevant to investing in a portfolio of a single state’s municipal securities, such as the greater risk of the concentration of portfolio holdings versus the greater relative safety that comes with a less concentrated investment portfolio.

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Participation Interests

Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes, that have been “repackaged” by an intermediary, such as a bank or broker/dealer. Participation interests typically are issued by partnerships or trusts through which a Fund receives principal and interest payments made by the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, which are passed through to purchasers, such as a Fund. Mortgage-backed securities are a common type of participation interest.

Loan participations are a type of participation interest. Loan participations are interests in loans that are administered by a lending bank or agent for a syndicate of lending banks and sold by the bank or syndicate members.

Investing in participation interests is subject to certain risks. Participation interests generally are subject to the credit risk associated with the underlying borrowers. If the underlying borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the borrower. A Fund also may be deemed a creditor of the lending bank or syndicate members and be subject to the risk that the lending bank or syndicate members may become insolvent.

Preferred Stock

Preferred stock represents units of ownership of a public corporation that pay dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock shares some of the characteristics of both debt and equity. Preferred stock ordinarily does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond.

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Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by corporate bidders. Shares typically are bought and sold at face values ranging from $100,000 to $500,000 per share. The potential benefits of APS include:

•	Reduced interest rate risk: Because these securities generally reset within a short period of time, the exposure to interest rate risk is somewhat mitigated.

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Preservation of principal: The frequency of the dividend reset provisions makes APS an attractive cash management instrument. The auction reset mechanism generally assures that the shares will trade at par on the auction date. For those that reset frequently, the share price is not expected to fluctuate from par; however, the reset rate may reflect factors such as market conditions, demand and supply for a particular credit confidence in the issuer.

•	Credit quality: Most corporate APS carry an investment grade credit rating from both Moody’s and S&P, municipal APS typically carry the highest credit rating from both Moody’s and S&P (Aaa/AAA).

In addition to reinvestment risk if interest rates fall, some specific risks with regard to APS include:

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Failed auction: Such a breakdown of the auction process is unlikely; however, in the event that the process fails, the rate is reset at the maximum applicable rate, which is usually described in the prospectus and typically is influenced by the issuer’s credit rating. In a failed auction, current shareholders generally are unable to sell some, or all, of the shares when the auction is completed. Typically, the liquidity for APS that have experienced a failed auction becomes very limited. If a failed auction were to occur, the shareholder may hold his or her shares until the next auction. Should there not be subsequent auctions that ‘unfail’ the process, the shareholder may: (1) hold the APS in anticipation of a refinancing by the issuer that would cause the APS to be called, or (2) hold securities either indefinitely or in anticipation of the development of a secondary market.

•	Early call risk: Although unlikely, the preferred shares are redeemable at any time, at the issuer’s option, at par plus accrued dividends.

Investing in preferred stock is subject to certain risks. For example, stock market risk is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and decline based on factors specific to each corporation, such as changes in earnings or management.

Investing in preferred stock also may involve the risks applicable to investing in a particular company. For example, stocks of smaller companies tend to have greater price fluctuations than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Stocks of these companies may have a higher potential for gains but also are subject to greater risk of loss.

Investing in preferred stock also may involve the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ stock to decline.

Private Placement and Other Securities

Private placement securities are securities that have been privately placed and that are eligible for sale only to certain qualified investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. However, the securities so purchased are often “restricted” and cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale.

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Private placements typically may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

Investing in private placement and other restricted securities is subject to certain risks. Private placements may be considered illiquid securities. Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value due to the absence of a trading market.

Unlike public offerings, restricted securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Real Estate Investment Trusts

REITs are entities that either own properties or make construction or mortgage loans and also may include operating or finance companies. An equity REIT generally holds equity positions in real estate and seeks to provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties. A mortgage REIT generally specializes in lending money to owners of properties and passes through any interest income it may earn to its shareholders.

Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and the oil and gas industries, but they also may finance motion pictures, research and development and other projects.

Investing in REITs is subject to certain risks. For example, REITs may be subject to certain risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs also may be subject to interest rate risk. In general, increases in interest rates will decrease the value of high-yield securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for preferential tax treatment under the Code, which adversely could affect dividend payments.

Investing in master limited partnerships generally is subject to the risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. Additional risks include those associated with the specific industries in which a master limited partnership invests, such as the risks associated with investing in the real estate or oil and gas industries.

Repurchase Agreements

Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time subject to the obligation of a seller to repurchase and a Fund to resell such security at a fixed time and price (representing a Fund’s cost plus interest). Repurchase agreements also may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase. A Fund typically will enter into repurchase agreements with only with commercial banks, registered broker/dealers and the Fixed Income Clearinghouse Corporation, and only with respect to the highest quality securities, such as U.S. Government obligations. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest.

Using repurchase agreements is subject to certain risks. Repurchase agreements generally are subject to counterparty risk. If a counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale and accrued interest are less than the resale price provided in the repurchase agreement including

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interest. In addition, if a seller becomes involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if, for example, a Fund is treated as an unsecured creditor and is required to return the underlying collateral to the seller or its assigns.

Reverse Repurchase Agreements

Reverse repurchase agreements are agreements under which a Fund sells a security subject to the obligation of a buyer to resell and a Fund to repurchase such security at a fixed time and price. Reverse repurchase agreements also may be viewed as borrowings made by a Fund.

Using reverse repurchase agreements is subject to certain risks. Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

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U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable- and Floating-Rate Obligations

Variable- and floating-rate obligations provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Unlike a fixed interest rate, a variable or floating rate is one that rises and declines based on the movement of an underlying index of interest rates and may pay interest at rates that are adjusted periodically according to a specified formula.

Investing in variable- and floating-rate obligations is subject to certain risks. Variable- and floating-rate obligations may involve direct lending arrangements between the purchaser and the issuer and there may be no active secondary market, making it difficult to resell such obligations to a third party. Variable- and floating-rate obligations also may be subject to interest rate and credit risks. Changes in interest rates can affect the rate of return on such obligations. If an issuer of a variable- or floating rate obligation defaults, a Fund could sustain a loss to the extent of such default.

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Zero-Coupon, Pay-in-Kind and Step-Coupon Securities

Zero-coupon securities do not pay interest on a current basis but instead accrue interest over the life of the security. Among the most common are zero-coupon bonds, which either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and zero-coupon securities are marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGER (Treasury Investor Growth Receipt) or STRIPS (Separate Trading of Registered Interest and Principal of Securities). Zero-coupon bonds also are issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages also exist and operate on the same principle as zero-coupon bonds; the CD holder or mortgage holder receives face value at maturity and no payments until then.

Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

Zero-coupon, step-coupon and pay-in-kind securities generally have substantially all the rights and privileges of holders of the underlying coupon obligations or principal obligations. Holders of these securities have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of such securities.

Investing in zero-coupon, pay-in-kind and step-coupon securities is subject to certain risks. The market prices of zero-coupon, step-coupon and pay-in-kind securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

Because zero-coupon securities bear no interest, they are the most volatile of all fixed income securities. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying out interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than full-coupon bonds, because the bonds have locked in a particular rate of reinvestment that becomes more attractive the further rates fall.

Borrowings

Each Fund has a fundamental policy with respect to borrowing that can be found under the heading About the Funds’ Investments – Fundamental and Non-Fundamental Investment Policies.

The Funds participate in committed and uncommitted lines of credit provided by State Street (the Lines of Credit). Any advance under the Lines of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Information about specific borrowings, if any, by any particular Fund under the Uncommitted Line over the last fiscal year, if any, can be found in its Annual Report to Shareholders for the year ended March 31, 2007.

As noted above, pursuant to an exemptive order from the SEC, a Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

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Under the uncommitted line of credit, as opposed to the committed line of credit, State Street is not obligated to lend money to a Fund. Accordingly, it is possible that a Fund may wish to borrow money under the uncommitted line of credit for a temporary or emergency purpose but may not be able to do so.

Short Sales

Each Fund may engage in short sales, which is the sale of a security or commodity futures contract not owned by the seller. The technique is used in order to take advantage of an anticipated decline in the price or to protect a profit in a long-term position. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

A Fund will sometimes sell securities short when the Fund owns an equal amount of such securities as those securities sold short. This is a technique known as selling short “against the box.”

A Fund’s successful use of short sales will be subject to the ability of the Advisor to correctly predict movements in the directions of the relevant market. A Fund that engages in short selling therefore bears the risk that the Advisor will incorrectly predict future price directions. In addition, if a Fund sells a security short, and that security’s price goes up, the Fund will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may not be closed out. There can be no assurance that the Fund will not incur significant losses in such a case.

Short sales “against the box” entail many of the same risks and considerations described above. However, when a Fund sells short “against the box” it typically limits the amount of securities that the Fund has leveraged.

Lending Securities

For various reasons, including to enhance a Fund’s return, a Fund may lend its portfolio securities to broker/dealers and other institutional investors. Loans are typically made pursuant to agreements that require the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Such loans may not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceeds one-third of the value of the Fund’s total assets. A Fund will continue to receive interest on the loaned securities while simultaneously earning interest on the investment of the collateral. However, a Fund will normally pay lending fees to such broker/dealers and related expenses from the interest earned on invested collateral. The Money Market Funds do not engage in securities lending.

Securities lending transactions are generally subject to counterparty risk, which is the risk that the counterparty to the transaction could default. In other words, the risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, loans are made only to borrowers deemed to be of good standing and when, in the Advisor’s judgment, the income to be earned from the loan justifies the attendant risks.

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Temporary Defensive Positions

Each Fund may temporarily invest in money market instruments or hold cash while it is investing defensively. It may do so without limit, when the Advisor: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While a Fund engages in such strategies, it may not achieve its investment objective.

See also About the Funds’ Investments – Permissible Investments and Related Risks – Money Market Instruments.

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

For each Fund’s portfolio turnover rate, see the Financial Highlights section in the prospectus for that Fund.

Disclosure of Portfolio Information

The Board has adopted policies and procedures with respect to the disclosure of the Funds’ portfolio holdings. These policies and procedures are designed to ensure that disclosure of information regarding the Funds’ portfolio securities is in the best interests of Fund shareholders and to address conflicts between the interests of a Fund’s shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Fund, on the other. These policies and procedures provide that Fund portfolio holdings information generally may not be disclosed to any party prior to the earlier of: (1) the business day next following the posting of such information on the Funds’ website, if applicable, or (2) the time a Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The policies and procedures prohibit the Advisor and the Funds’ other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies and procedures apply to all categories of funds and include variations tailored to the different categories of funds. Under this tailored approach, some of the provisions described below do not apply to Funds covered by this SAI. The Advisor also has adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

Public Disclosures

The Funds’ portfolio holdings currently are disclosed to the public through required filings with the SEC and on the Funds’ website. This information is available on the Funds’ website as described below.

•	For equity, convertible, balanced and asset allocation Funds, a complete list of portfolio holdings as of a month-end is posted approximately 30 calendar days after such month-end.

•	For fixed income Funds, a complete list of portfolio holdings as of a fiscal quarter-end is posted approximately 60 calendar days after such quarter-end.

•	For Money Market Funds, a complete list of portfolio holdings as of a month-end is posted approximately the fifth business day after such month-end.

The Funds also disclose their largest holdings, as a percent of the market values of the Funds’ portfolios, as of month-end on their website generally within 15 days after such month-end; with the equity Funds posting their largest 10-15 holdings, the balanced Funds posting their largest 5 equity holdings, and certain fixed income Funds posting their top 5-15 holdings.

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The scope of the information provided pursuant to the Funds’ policies relating to each Fund’s portfolio that is made available on the website may change from time to time without prior notice.

The Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Fund’s fiscal year). Shareholders may obtain the Funds’ Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov, a link to which is provided on the Columbia Funds’ website. In addition, the Funds’ Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

With respect to the variable insurance trusts, holdings information is disclosed no earlier than the time such information is filed in a publicly available SEC filing required to include such information.

The Funds, the Advisor and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Funds’ website or no earlier than the time the Funds file such information in a publicly available SEC filing required to include such information.

Other Disclosures

The Funds’ policies and procedures provide that no disclosures of the Funds’ portfolio holdings may be made prior to the holdings information being made public unless (1) the Funds have a legitimate business purpose for making such disclosure, (2) the Funds’ chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose, the following factors, and any additional relevant factors, are considered: (1) that any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Advisor; (2) any conflicts of interest between the interests of Fund shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Fund, on the other; and (3) that prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that otherwise is unlawful.

In addition, the Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information in order to assist the Funds with their day-to-day business affairs. In addition to the Advisor and its affiliates, these service providers include the Funds’ sub-advisor(s) (if any), the Funds’ independent registered public accounting firm, legal counsel, financial printers, the Funds’ proxy solicitor, the Funds’ proxy voting service provider, and rating agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. The Funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

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The Funds currently have ongoing arrangements with certain approved recipients to disclose portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Funds’ chief executive officer. These special arrangements are described in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Electra Information Systems	None	Use of holdings information for trade reconciliation purposes.	Daily

Standard & Poor’s	None	Vendor uses to maintain ratings for certain Money Market Funds.	Weekly

InvestorTools, Inc.	None	Access to holdings granted solely for the purpose of testing back office conversion of trading systems.	Real time

ING Insurance Company	None	Access to holdings granted for specific Funds for ING’s creation of client/shareholder materials. ING may not distribute materials until the holdings information is made public.	Quarterly

Glass-Lewis	None	Glass-Lewis receives holdings information in connection with testing the firm’s proxy services.	Daily

CMS Bondedge	None	CMS Bondedge is the vendor for an application used by the Advisor’s Fixed Income Portfolio Management team as an analytical and trading tool. CMS Bondedge may receive holdings information to assist in resolving technical difficulties with the application.	Ad hoc

Linedata Services, Inc.	None	Linedata is the software vendor for the LongView Trade Order Management System. Linedata may receive holdings information to assist in resolving technical difficulties with the application.	Ad hoc

JP Morgan	None	JP Morgan provides the High Yield team with peer group analysis reports for purposes of analyzing the portfolio.	Monthly

Malaspina Communications	None	Vendor uses to facilitate writing, publishing, and mailing Fund shareholder reports and communications including shareholder letter and management’s discussion of Fund performance.	Quarterly

Data Communique	None	Vendor uses to automate marketing materials. Vendor receives top holdings information to populate data in fact sheet templates.	Quarterly

Evare LLP	None	Evare obtains account information for purposes of standardizing and reformatting data according to the Advisor’s specifications for use in the reconciliation process.	Daily

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Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Factset Data Systems, Inc.	None	FactSet provides quantitative analytics, charting and fundamental data to the Advisor. FactSet requires holdings information to provide the analytics.	Daily

RR Donnelly/WE Andrews	None	Printers for the Funds’ prospectuses, supplements, SAIs, fact sheets, and brochures.	Monthly

Merrill and Bowne	None	Printers for the Funds’ prospectuses, supplements, and SAIs.	Monthly

Merrill Corporation	None	Provides fulfillment of the Funds’ prospectuses, supplements, SAIs, and sales materials.	Monthly

Citigroup	None	Citigroup is the software vendor for Yield Book, an analytic software program. The Advisor uses Yield Book to perform ongoing risk analysis and management of certain fixed income Funds and fixed income separately managed accounts.	Daily

Mellon Analytical Solutions	None	Provides portfolio characteristics to assist in performance reviews and reporting.	Monthly

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INVESTMENT ADVISORY AND OTHER SERVICES

The Advisor and Investment Advisory Services

The Advisor (which is also the Administrator) has been a registered investment advisor since 1995. The Advisor is a wholly owned subsidiary of CMG, which is the primary investment division of Bank of America. The Advisor and CMG are located at 100 Federal Street, Boston MA 02110.

Services Provided

Pursuant to the terms of the Investment Advisory Agreement, the Advisor is responsible for the overall management and supervision of the investment management of each Fund. The Advisor performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

The Investment Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor’s obligations or duties thereunder, or any of its respective officers, directors, employees or agents, the Advisor shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Advisory Agreement became effective with respect to each Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Advisory Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Investment Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Advisor on 60 days’ written notice.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, shareholder servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing Fund prospectuses to shareholders. The Distributor pays the cost of printing and distributing all other prospectuses.

Advisory Fee Rates and Fees Paid

The Funds pay the Advisor an annual fee for its investment advisory services, as set forth in the Investment Advisory Agreement, and as shown in the section entitled Management of the Fund – Primary Service Providers in each Fund’s prospectus. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The Advisor also may pay amounts from its own assets to the Distributor or to selling or servicing agents for services they provide.

The Advisor received fees from the Funds for its services as reflected in the following chart, which shows the net advisory fees paid to the Advisor and the advisory fees waived/reimbursed by the Advisor, where applicable, for the three most recently completed fiscal periods.

Advisory Fees Paid by the Funds

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
California Intermediate Municipal Bond Fund
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$

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Advisory Fees Paid by the Funds

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Georgia Intermediate Municipal Bond Fund
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$
Maryland Intermediate Municipal Bond Fund
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$
North Carolina Intermediate Municipal Bond Fund
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$
South Carolina Intermediate Municipal Bond Fund
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$
Virginia Intermediate Municipal Bond Fund
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$

Portfolio Manager(s)

The following provides additional information about the portfolio manager(s) of the Advisor that are responsible for making the day-to-day investment decisions for the Funds, as identified in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus.

Compensation

As of the Funds’ most recent fiscal year end, the Advisor’s portfolio managers received all of their compensation from the Advisor and its parent company, CMG, in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups noted below, emphasizing the portfolio manager’s three and five year performance. The Advisor also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Performance Benchmarks

Portfolio Manager	Primary Benchmark(s)	Secondary Benchmark	Morningstar Category (Peer Group)
Kimberly A. Campbell
Maureen G. Newman
Gary Swayze

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The size of the overall bonus pool each year is determined by CMG and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor’s profitability for the year, which is influenced by assets under management.

Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the portfolio manager(s) of the Advisor managed, as of March 31, 2007.

Other Accounts Managed by the Portfolio Manager(s)

	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Manager	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Kimberly A. Campbell(a)
Kimberly A. Campbell(b)
Maureen G. Newman(c)
Maureen G. Newman(d)
Gary Swayze(e)
Gary Swayze(f)

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than Georgia Intermediate Municipal Bond Fund.
(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than Virginia Intermediate Municipal Bond Fund.
(c)	“Other SEC-registered open-end and closed-end funds” represents funds other than North Carolina Intermediate Municipal Bond Fund.
(d)	“Other SEC-registered open-end and closed-end funds” represents funds other than South Carolina Intermediate Municipal Bond Fund.
(e)	“Other SEC-registered open-end and closed-end funds” represents funds other than California Intermediate Municipal Bond Fund.
(f)	“Other SEC-registered open-end and closed-end funds” represents funds other than Maryland Intermediate Municipal Bond Fund.

The following table shows the number and assets of the above accounts (or portions of such accounts) for which the compensation of the Advisor’s portfolio manager(s) is based on performance, as of March 31, 2007, the Funds’ most recent fiscal year end.

Other Accounts Managed by the Portfolio Manager(s) for which Compensation is Based on Performance

	Other SEC-registered open-end and closed- end funds		Other pooled investment vehicles		Other accounts
Portfolio Manager	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Kimberly A. Campbell(a)
Kimberly A. Campbell(b)
Maureen G. Newman(c)
Maureen G. Newman(d)
Gary Swayze(e)
Gary Swayze(f)

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than Georgia Intermediate Municipal Bond Fund.
(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than Virginia Intermediate Municipal Bond Fund.
(c)	“Other SEC-registered open-end and closed-end funds” represents funds other than North Carolina Intermediate Municipal Bond Fund.
(d)	“Other SEC-registered open-end and closed-end funds” represents funds other than South Carolina Intermediate Municipal Bond Fund.
(e)	“Other SEC-registered open-end and closed-end funds” represents funds other than California Intermediate Municipal Bond Fund.
(f)	“Other SEC-registered open-end and closed-end funds” represents funds other than Maryland Intermediate Municipal Bond Fund.

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Ownership of Securities

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the Advisor’s portfolio manager(s), as of March 31, 2007.

Portfolio Manager Ownership of the Columbia Funds Family as of March 31, 2007

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
Kimberly A. Campbell
Maureen G. Newman
Gary Swayze

The Advisor’s Portfolio Managers and Potential Conflicts of Interests

Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Advisor and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Advisor’s Code of Ethics and certain limited exceptions, the Advisor’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of broker/ dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Advisor and the Funds have adopted compliance procedures that provide that any transactions between a Fund and another account managed by the Advisor are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or

43

nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. More rarely, a portfolio manager may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

A Fund’s portfolio manager(s) also may also other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. Many of the potential conflicts of interest to which the Advisor’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the Advisor and its affiliates. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Advisor and its affiliates.

The Administrator

CMA (which is also the Advisor) serves as Administrator of the Funds.

Services Provided

Pursuant to the terms of the Administration Agreement, the Administrator has agreed to, among other things, (i) provide office space, equipment and clerical personnel; (ii) arrange, if desired by the Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund; (iii) prepare and, if applicable, file all documents required for compliance by each Fund with applicable laws and regulations; (iv) prepare agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; (v) coordinate and oversee the activities of each Fund’s other third party service providers; and (vi) maintain certain books and records of each Fund.

Administration Fee Rates and Fees Paid

The Administrator may receive fees as compensation for its services, which are computed daily and paid monthly, at the annual rates shown in the table below.

Administration Fee Rates

Fund	Administration Fee Rate, as a % of Average Daily Net Assets
California Intermediate Municipal Bond Fund
Georgia Intermediate Municipal Bond Fund
Maryland Intermediate Municipal Bond Fund
North Carolina Intermediate Municipal Bond Fund
South Carolina Intermediate Municipal Bond Fund
Virginia Intermediate Municipal Bond Fund

The Administrator received fees from the Funds for its services as reflected in the following chart, which shows the net administration fees paid to the Administrator and the administration fees waived/reimbursed by the Administrator, where applicable, for the three most recently completed fiscal periods.

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Administration Fees Paid by the Funds

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
California Intermediate Municipal Bond Fund	$	$	$
Georgia Intermediate Municipal Bond Fund	$	$	$
Maryland Intermediate Municipal Bond Fund	$	$	$
North Carolina Intermediate Municipal Bond Fund	$	$	$
South Carolina Intermediate Municipal Bond Fund	$	$	$
Virginia Intermediate Municipal Bond Fund	$	$	$

Pricing and Bookkeeping Services

CMA is responsible for providing certain pricing and bookkeeping services to the Funds.

Services Provided

Effective December 15, 2006, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with the Advisor pursuant to which the Advisor monitors, budgets and approves Fund expenses, provides oversight of the performance by State Street of accounting and financial reporting services, and provides services related to the Sarbanes-Oxley Act of 2002. Under the Services Agreement, the Funds reimburse the Advisor for out-of-pocket expenses, direct internal costs relating to fund accounting oversight, monitoring, budgeting and approving Fund expenses, and direct internal costs incurred in connection with the Sarbanes-Oxley Act of 2002.

Also, effective December 15, 2006, the Funds entered into a Financial Reporting Services Agreement with the Advisor and State Street (the “Financial Reporting Services Agreement”) pursuant to which State Street provides certain financial reporting services, such as the preparation of a Fund’s financial information for shareholder reports and SEC filings. Also effective December 15, 2006, the Funds entered into an Accounting Services Agreement with the Advisor and State Street (together with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services, including but not limited to, the recording of general ledger entries and the calculation of daily expenses and income. Under the State Street Agreements, each Fund pays State Street annual fees for these services, payable monthly, totaling $38,000 plus an additional fee based on an annualized percentage rate of such Fund’s assets. Under the State Street Agreements, the fees payable to State Street will not exceed $140,000 annually in the aggregate for such Fund.

Prior to December 15, 2006, the Funds had a pricing and bookkeeping agreement and an amended Administration Agreement with the Administrator. Under these agreements, the Funds continued to receive substantially the same pricing, bookkeeping and administrative services as they received under the Administration Agreement prior to December 1, 2005.

Pricing and Bookkeeping Fee Rates and Fees Paid

For services provided under the Funds’ prior pricing and bookkeeping Agreement, the Funds paid to CMA, or to such other person(s) as CMA directed, an annual fee, payable monthly, consisting of: (i) a Fund accounting fee of $25,000 plus an additional monthly fee based on a Fund’s net asset value (the “Fund Accounting Fee”); and (ii) a financial reporting service of $13,000 (the “Financial Reporting Fee”). Additionally, the Funds bore certain reimbursable costs and expenses as provided in their prior pricing and bookkeeping agreement and the Administration Agreement. The aggregate Fund Accounting and Fund Reporting Fees could not exceed $140,000 (exclusive of out-of-pocket expenses and charges) for a Fund.

CMA and State Street received fees from the Funds for their services as reflected in the following chart, which shows the net pricing and bookkeeping fees paid to State Street under the Services Agreement and to CMA under the Funds’ prior pricing and bookkeeping agreement and the Administration Agreement for the three most recently completed fiscal years.

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Pricing and Bookkeeping Fees Paid by the Funds

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
California Intermediate Municipal Bond Fund	$	$	$
Georgia Intermediate Municipal Bond Fund	$	$	$
Maryland Intermediate Municipal Bond Fund	$	$	$
North Carolina Intermediate Municipal Bond Fund	$	$	$
South Carolina Intermediate Municipal Bond Fund	$	$	$
Virginia Intermediate Municipal Bond Fund	$	$	$

The Principal Underwriter/Distributor

CMD is the Principal Underwriter and Distributor of the shares of the Funds. Its address is: One Financial Center, Boston, MA 02111.

Distribution Obligations

Pursuant to a Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

The Distribution Agreement became effective with respect to a Fund after approved by its Board, and continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Distributor on 60 days’ written notice.

Underwriting Commissions

The following table shows the underwriting commissions paid to the Distributor by all Columbia Funds it serves, as well as amounts the Distributor retained, during the Funds’ three most recent fiscal years.

Underwriting Commissions Paid by the Columbia Funds

Fund	Amount Paid	Amount Retained by Distributor
Fiscal Year Ended March 31, 2007	$	$
Fiscal Year Ended March 31, 2006	$	$
Fiscal Year Ended March 31, 2005	$	$

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The following table shows all commissions and other compensation received by the Distributor from each Fund for the fiscal year ended March 31, 2007.

Underwriting Commissions Paid by the Funds

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
California Intermediate Municipal Bond Fund	$	$	$	$
Georgia Intermediate Municipal Bond Fund	$	$	$	$
Maryland Intermediate Municipal Bond Fund	$	$	$	$
North Carolina Intermediate Municipal Bond Fund	$	$	$	$
South Carolina Intermediate Municipal Bond Fund	$	$	$	$
Virginia Intermediate Municipal Bond Fund	$	$	$	$

Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which is included as an exhibit to Part C of the Funds’ registration statement.

In many instances, the compensation paid to the Advisor and other Bank of America affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds’ assets under management. As the size of the Funds’ assets under management grows, so does the amount of compensation paid to the Advisor and other Bank of America affiliates for providing services to the Funds. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds’ prospectuses. As relevant, these conflicts of interest also are highlighted in account documentation and other disclosure materials of Bank of America affiliates that make available or offer the Columbia Funds in connection with their respective products and services. In addition, Part IA of the Advisor’s Form ADV, which it must file with the SEC as an investment advisor registered under the Investment Advisers Act of 1940, provides information about the Advisor’s business, assets under management, affiliates and potential conflicts of interest. Part IA of the Advisor’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Funds may arise from the financial services activities of Bank of America and its affiliates, including the investment advisory/management services it provides for clients and customers other than the Funds. In this regard, Bank of America is a major financial services company, engaged in a wide range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Bank of America and its affiliates involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. The following describes certain actual and potential conflicts of interest that may be presented.

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Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Bank of America and its Affiliates in Connection With Other Advised/Managed Funds and Accounts

The Advisor and other affiliates of Bank of America may advise or manage funds and accounts other than the Funds. In this regard, Bank of America and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Funds. The Advisor and Bank of America’s other investment advisor affiliates (including Marsico and Columbia Wanger Asset Management, L.P.) will give advice to and make decisions for all advised/managed funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Funds and the other advised/managed funds and accounts of Bank of America and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Bank of America and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Funds.

A variety of other actual and potential conflicts of interest may arise from the multi-advisory relationships of the Advisor and other Bank of America affiliates with other clients and customers. Advice given to a Fund and/or investment decisions made for a Fund by the Advisor or other Bank of America affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed funds and accounts. As a result, the performance of a Fund may differ from the performance of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates. Similarly, a position taken by Bank of America and its affiliates, including the Advisor, on behalf of other funds or accounts may be contrary to a position taken on behalf of a Fund. Moreover, Bank of America and its affiliates, including the Advisor, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which a Fund is invested. For example, a Fund may hold equity securities of a company while another advised/managed fund or account may hold debt securities of the same company. If the portfolio company were to experience financial difficulties, it might be in the best interest of the Fund for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Bank of America and its affiliates engage.

Investment transactions made on behalf of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates also may have a negative effect on the value, price or investment strategies of a Fund. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, a Fund and causes the Fund to experience less favorable trading results than it otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Advisor and other Bank of America affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as a Fund. In this situation, the allocation of, and competition for, investment opportunities among a Fund and other funds and/or accounts advised/managed by the Advisor or other Bank of America affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Advisor has adopted policies and procedures addressing the allocation of investment opportunities among the Funds and other funds and accounts advised by the Advisor and other affiliates of Bank of America. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Sharing of Information among Advised/Managed Accounts

Bank of America and its affiliates also may possess information that could be material to the management of a Fund and may not be able to or, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Bank of America and its affiliates generally will have no obligation to share any such information with the Funds. In general, employees of Bank of America and its affiliates, including the portfolio managers of the Advisor, will make investment decisions without regard to information otherwise known by other employees of Bank of America and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to

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access such information because of legal and regulatory constraints or the internal policies and procedures of Bank of America and its affiliates. For example, if the Advisor or another Bank of America affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Soft Dollar Benefits

Certain products and services, commonly referred to as “soft dollar services,” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials) that the Advisor may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Fund.

Services Provided to Other Advised/Managed Accounts

Bank of America and its affiliates also may act as an investment advisor, investment manager, administrator, transfer agent, custodian, trustee, broker/dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation the Advisor, Distributor and Transfer Agent and other Bank of America affiliates could be greater than the compensation Bank of America and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, the Advisor, Distributor and Transfer Agent and other Bank of America affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Bank of America and its affiliates may receive from other advised/managed funds and accounts and other relationships could potentially create incentives to favor other advised/managed funds and accounts over the Funds. Trades made by Bank of America and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Advisor and other Bank of America affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.

Proxy Voting

Similarly, while the Advisor endeavors to make all proxy voting decisions with respect to the possible interests of the Funds for which it is responsible in accordance with its proxy voting policies and procedures, the Advisor’s proxy voting decisions with respect to a Fund’s portfolio securities may nonetheless favor the interests of the other advised/managed funds and accounts, and/or clients, of Bank of America and its affiliates. The Advisor has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients, including the Funds, without any resulting benefit or detriment to the Advisor and/or its affiliates, including Bank of America and its affiliates. For more information about the Advisor’s proxy voting policies and procedures, see Investment Advisory and Other Services – Proxy Voting Policies and Procedures.

Certain Trading Activities

The directors/trustees, officers and employees of Bank of America and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to a Fund. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Bank of America and its affiliates will materially adversely affect the Funds, Bank of America and its affiliates have adopted policies and procedures, and the Funds, the Board, the Advisor and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services – Codes of Ethics.

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Affiliate Transactions

Subject to applicable legal and regulatory requirements, the Fund may enter into transactions in which Bank of America and/or its affiliates may have an interest that potentially conflicts with the interests of the Funds. For example, BAS may sell securities to a Fund from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements.

Investment Limitations Arising from Bank of America Activities

Regulatory restrictions applicable to Bank of America and its affiliates may limit the Funds’ investment activities in various ways. For example, regulations regarding certain industries, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, Bank of America and its affiliates also may be restricted in the securities that can be bought or sold for the Funds and other advised/managed funds and accounts because of the investment banking, lending or other relationships Bank of America and its affiliates have with the issuers of securities. This could happen, for example, if the Funds and/or other advised/managed funds and accounts desired to buy a security issued by a company for which Bank of America or its affiliates served as underwriter. The internal policies and procedures of Bank of America and its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict the Funds’ investment activities. A client not advised by Bank of America and its affiliates would not be subject to some of these considerations. See also About the Funds’ Investments – Certain Investment Activity Limits.

Actual and Potential Conflicts of Interest Related to Bank of America and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Funds

The lending, investment banking and other relationships that Bank of America and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory requirements, a Fund may invest (a) in the securities of Bank of America and/or its affiliates and/or in companies in which Bank of America and its affiliates have a lending, investment banking, equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Fund may enhance the profitability and the business interests of Bank of America and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Advisor of information derived from the non-investment advisory/management activities of Bank of America and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls) designed to implement legal and regulatory standards. Because of these limitations, Bank of America and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Advisor.

Actual and Potential Conflicts of Interest Related to Bank of America Affiliates’ Marketing and Use of the Funds as Investment Options

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may utilize the Funds as investment options. For example, the Funds may be offered as investments in connection with brokerage and other securities products offered by BAI, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as for other Columbia Funds structured as “funds of funds.” In addition, the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates. The Funds also may use the Columbia Money Market Funds for cash investment purposes. The use of the Funds in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are discussed in account documentation and other disclosure materials for the other products and services offered by Bank of America and its affiliates, where they are identified by a [Caution/Hand icon].

Bank of America and its affiliates, including the Advisor, may make payments to their affiliates in connection with the promotion and sale of the Funds’ shares, in addition to the sales-related and other compensation that these parties may receive from the Funds. As a general matter, personnel of Bank of America and its affiliates, including BAI, do not receive

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compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Advisor and other affiliates of Bank of America may receive for providing services to the Funds is generally based on the size of the Funds’ assets under management and those assets will grow as shares of the Funds are sold, potential conflicts of interest may be raised. See Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments for more information.

Other Services Provided

The Transfer Agent

CMS acts as Transfer Agent for each Fund’s shares and can be contacted at P.O. Box 8081, Boston, Massachusetts 02286-8081. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. Effective April 1, 2006, the Funds pay the Transfer Agent an annual transfer agency fee of $17.00 per account, payable monthly. In addition, the Funds may pay the Transfer Agent for the fees and expenses the Transfer Agent pays to third party dealer firms that maintain omnibus accounts with the Funds, subject to a cap equal to 0.11% of a Fund’s net assets represented by the account. The Funds also pay certain reimbursable out-of-pocket expenses to the Transfer Agent, and the Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and sell orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. For the period November 1, 2005 to March 31, 2006, the Funds paid the Transfer Agent an annual fee of $15.23 per account, payable monthly.

The Transfer Agent retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Funds’ sub-transfer agent. BFDS/DST assists the Transfer Agent in carrying out its duties.

The Custodian

State Street, which is located at Two Avenue de Lafayette, LCC/4S, Boston, Massachusetts 02111 acts as the Funds’ Custodian. As Custodian, State Street is responsible for safeguarding the Funds’ cash and securities, receiving and delivering securities and collecting the Funds’ interest and dividends.

The Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, which is located at 125 High Street, Boston, MA 02110, is the Funds’ independent registered public accounting firm. The Funds issue unaudited financial statements semi-annually and audited financial statements annually. The annual financial statements for the Funds’ fiscal year ended March 31, 2007 have been audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Funds’ books and review its tax returns for the fiscal year ended March 31, 2008.

Counsel

Morrison & Foerster LLP serves as legal counsel to the Trust. Its address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.

Rule 12b-1 Plans

The Trust has adopted a Rule 12b-1, or distribution plan, for the Class A Shares, Class B Shares, Class C Shares of the Funds. See Capital Stock and Other Securities for more information.

With respect to a Fund’s Class A Shares, the Trust has adopted a combined distribution and shareholder servicing plan. The Class A Distribution and Shareholder Servicing Plan and the Class A Distribution Plan provide that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide or to Servicing Agents for shareholder services they may provide, up to 0.25% (on an annualized basis) of the average daily net asset value of the Funds.

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With respect to a Fund’s Class B Shares, the Trust has adopted a distribution plan. The Class B Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class B Shares of the Funds.

With respect to a Fund’s Class C Shares, the Trust has adopted a distribution plan. The Class C Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class C Shares of the Funds.

Payments under the Class A Distribution and Servicing Plan, the Class A Distribution Plan, the Class B Distribution Plan and the Class C Distribution Plan generally may be made with respect to the following: (i) preparation, printing and distribution of prospectuses, sales literature and advertising materials; (ii) commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iii) overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iv) opportunity costs relating to the foregoing (which may be calculated as a carrying charge on the Distributor’s or Selling Agents’ unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and (v) any other costs and expenses relating to distribution or sales support activities.

All of the Distribution Plans may be terminated with respect to their respective shares by vote of a majority of the Trustees, including a majority of the Independent Board Members, or by vote of a majority of the holders of the outstanding voting securities of the appropriate share class. Any change in a Rule 12b-1 Plan that would increase materially the distribution expenses paid by the appropriate share class requires shareholder approval.

Expenses incurred by the Distributor pursuant to a Distribution Plan in any given year may exceed the sum of the fees received under the Distribution Plan. Any such excess may be recovered by the Distributor in future years so long as the Distribution Plan is in effect. If the Distribution Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund. There were no unreimbursed expenses incurred under any of the Distribution Plans in the previous fiscal year to be carried over to the current fiscal year.

The Funds participate in joint distribution activities with other Funds in the Columbia Funds Family. The fees paid under each Distribution Plan adopted by a Fund may be used to finance the distribution of the shares of other Funds in the Columbia Funds Family. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

During the most recently completed fiscal year, the Distributor received distribution and service fees from the Funds for its services as reflected in the following chart. The Trust is not aware as to what amount, if any, of the Rule 12b-1 fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel or interest, carrying or other financing charges.

Rule 12b-1 Fees Paid by the Funds for the Fiscal Year Ended March 31, 2007

Fund	Class A Shares	Class B Shares	Class C Shares
California Intermediate Municipal Bond Fund
Amount Paid	$	$	$
Amount Waive/Reimbursed	$	$	$

Georgia Intermediate Municipal Bond Fund
Amount Paid	$	$	$
Amount Waive/Reimbursed	$	$	$

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Rule 12b-1 Fees Paid by the Funds for the Fiscal Year Ended March 31, 2007

Fund	Class A Shares	Class B Shares	Class C Shares
Maryland Intermediate Municipal Bond Fund
Amount Paid	$	$	$
Amount Waive/Reimbursed	$	$	$

North Carolina Intermediate Municipal Bond Fund
Amount Paid	$	$	$
Amount Waive/Reimbursed	$	$	$

South Carolina Intermediate Municipal Bond Fund
Amount Paid	$	$	$
Amount Waive/Reimbursed	$	$	$

Virginia Intermediate Municipal Bond Fund
Amount Paid	$	$	$
Amount Waive/Reimbursed	$	$	$

Expense Limitations

CMA (or its predecessor) and/or CMD has committed to: (i) waive investment advisory fees and/or administration fees payable to it; and (ii) limit certain Fund level expenses to the extent necessary to maintain the expense ratios (through fee waivers or expense reimbursements) reflected in the schedules below.

Fund Level Expense Commitment*—Period from [        ] to [        ]

Fund

Codes of Ethics

The Funds, the Advisor and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j-1. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be bought or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room and may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at http://www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Proxy Voting Policies and Procedures

The Funds have delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Funds. In deciding to delegate this responsibility to the Advisor, the Board reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Funds and their shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor’s policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Funds and their shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer’s securities. The

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Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Funds. The Advisor determines the best interest of a Fund in light of the potential economic return on the Fund’s investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor’s Proxy Committee determines the vote in the best interest of the Funds, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor’s Proxy Committee is composed of representatives of the Advisor’s equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor’s proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer’s securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client’s investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Glass-Lewis & Co., a third party vendor, to implement its proxy voting process. Glass-Lewis & Co. provides proxy analysis, record keeping services and vote disclosure services.

Information regarding how the Funds (except certain Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (1) through the Funds’ website at www.columbiafunds.com; and (2) on the SEC’s website at www.sec.gov. For a copy of the Advisor’s policies and procedures that are used to determine how to vote proxies relating to portfolio securities held by the Funds, see Appendix B to this SAI.

Expenses Paid by Third Parties

The Distributor and the Administrator furnish, without additional cost to the Trust, the services of certain officers of the Trust and such other personnel (other than the personnel of the Advisor or the investment sub-advisor(s), if any) as are required for the proper conduct of the Trust’s affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Trust’s shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Distribution Plans of each Fund, sales-related expenses incurred by the Distributor may be reimbursed by the Trust.

The Trust pays or causes to be paid all other expenses of the Trust, including, without limitation: the fees of the Advisor, the Distributor and the Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Trust for the safekeeping of its cash, Fund securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Trust; brokerage commissions chargeable to the Trust in connection with Fund securities transactions to which the Trust is a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Trust to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Trust and its Funds’ shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of typesetting prospectuses and statements of additional information of the Trust (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Trust’s shareholders; all expenses of shareholders’ and Trustee meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Trust’s shares; fees and expenses of legal counsel and of independent auditors in

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connection with any matter relating to the Trust; membership dues of industry associations; interest payable on Trust borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Trust which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Trust’s operation unless otherwise explicitly assumed by the Advisor) or the Administrator.

Expenses of the Trust which are not attributable to the operations of any class of shares or Fund are pro-rated among all classes of shares or Fund based upon the relative net assets of each class or Fund. Expenses which are not directly attributable to a specific class of shares but are attributable to a specific Fund are prorated among all the classes of shares of such Fund based upon the relative net assets of each such class of shares. Expenses which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

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FUND GOVERNANCE

The Board

Responsibilities

The Board oversees the Trust and the Funds. The Trustees are charged with the fiduciary duty of protecting shareholders’ interests when supervising and overseeing the management and operations of the Trust and have the responsibility of assuring that the Trust’s Funds are managed in the best interests of shareholders. The following table provides basic information about the Trustees as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected to a Board in the Columbia Funds Complex	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee
Edward J. Boudreau, Jr. (Born 1944) Trustee	Indefinite term; Trustee since January 2005	Managing Director – E.J. Boudreau & Associates (consulting), through current	79	None

William P. Carmichael (Born 1943) Trustee and Chairman of the Board	Indefinite term; Trustee since 1999	Retired	79	Director – Cobra Electronics Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942) Trustee	Indefinite term; Trustee since January 2005	President, Retail Banking – IndyMac Bancorp, Inc., from September 1999 to August 2003; Retired	79	None

R. Glenn Hilliard (Born 1943) Trustee	Indefinite term; Trustee since January 2005	Chairman and Chief Executive Officer – Hilliard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer – ING Americas, from 1999 to April 2003; and Non-Executive Director & Chairman – Conseco, Inc. (insurance), from September 2004 through current	79	Director – Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

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Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected to a Board in the Columbia Funds Complex	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee
Minor M. Shaw (Born 1947) Trustee	Indefinite term; Trustee since 2003	President – Micco Corporation and Mickel Investment Group	79	Board Member – Piedmont Natural Gas

Standing Committees

The Trust has three standing committees, including the Audit Committee, the Governance Committee and the Investment Committee.

The function of the Audit Committee is oversight. Management (which generally means the appropriate officers of a Company, and a Fund’s investment advisor(s), administrator(s) and other key service providers (other than the independent public accountant)) is primarily responsible for the preparation the financial statements of each Fund, and the independent public accountants are responsible for auditing those financial statements. Management also is responsible for maintaining appropriate systems for accounting and “internal controls over financial reporting” (as such term is defined in Rule 30a-3 under the 1940 Act), and the independent public accountants are primarily responsible for considering such internal controls over financial reporting in connection with their financial statement audits. While each Audit Committee has the duties and powers set forth in the Audit Committee charter, each Audit Committee is not responsible for planning or conducting any Fund audit or for determining whether a Fund’s financial statements are complete and accurate and are in accordance with generally accepted accounting principles.

The Audit Committee has, among other things, specific power and responsibility to: (i) oversee its Funds’ accounting and financial reporting processes and practices, its internal controls over financial reporting and, as appropriate, the internal controls over financial reporting of key service providers; (ii) approve, and recommend to the full Board for its approval in accordance with applicable law, the selection and appointment of an independent auditor for each Fund prior to the engagement of such independent auditor; (iii) pre-approve all audit and non-audit services provided to each Fund by its independent auditor, directly or by establishing pre-approval policies and procedures pursuant to which such services may be rendered, provided however, that the policies and procedures are detailed as to the particular service and the Audit Committee is informed of each service, and such policies do not include the delegation to management of the Audit Committee’s responsibilities under the 1934 Act or applicable rules or listing requirements; and (iv) pre-approve all non-audit services provided by a Fund’s independent auditor to the Fund’s investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund. Each Trustee is a member of the Audit Committee. The Audit Committee members are all not “interested” persons (as defined in the 1940 Act). The Audit Committee met on [            ] occasions during the last fiscal year.

The primary responsibilities of the Governance Committee include, as set forth in its charter: (i) nominating Independent Trustees; (ii) addressing matters relating to compensation of Trustees who are not current directors, officers or employees of a Fund’s investment advisor or sub-advisor or any control affiliate thereof, including deferred compensation and retirement policies; and (iii) evaluating each Board and its committee structure as often as it deems necessary or desirable to determine whether each is functioning effectively. Each Governance Committee shall determine the nature of the evaluation and its role therein in its sole discretion. Each Trustee is a member of the Governance Committee. The Governance Committee met on [            ] occasions during the last fiscal year.

The primary responsibilities of the Investment Committee are, as set forth in its charter, to assist the Board in carrying out its oversight responsibilities in specific areas of investment management, both by acting as liaison between the

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full Board and the Advisor on investment matters, and by acting on behalf of the Board, on an interim basis, on investment issues in non-recurring or extraordinary circumstances when it is impractical to convene a meeting of the full Board. In carrying out these general responsibilities, the Investment Committee assists the Board in connection with issues relating to: the investment policies and procedures adopted for the Funds; appropriate performance benchmarks and other comparative issues; portfolio management staffing and other personnel issues of the Advisor; investment related compliance issues; possible exemptive applications or other relief necessary or appropriate with respect to investment matters; and other investment related matters referred from time to time to the Committee by the full Board. The Committee reports its activities to the full Board on a regular basis and is responsible for making such recommendations with respect to the matters described above and other matters as the Committee may deem necessary or appropriate. Each Trustee is a member of the Investment Committee. The Investment Committee met on [            ] occasions during the last fiscal year.

Compensation

Trustees are compensated for their services to the Columbia Funds Family on a complex-wide basis, and not on a per registered investment company or per Fund basis, as shown in the table below.

Independent Trustee Compensation for the Fiscal Year Ended March 31, 2007

Name of Trustee	Aggregate Compensation from the Trust (a)	Total Compensation from the Columbia Funds Complex Paid to Independent Trustees (b),(c)
Edward J. Boudreau, Jr.
William P. Carmichael
Minor M. Shaw
R. Glenn Hilliard
William A. Hawkins

(a)	All Trustees receive reasonable reimbursements for expenses related to their attendance at meetings of the Board, which [is/is not] included in the amounts shown.
(b)	The Trustees received compensation from [ ] investment companies that are deemed to be part of the Columbia Funds Complex: the Trust, [ ].
(c)	Total compensation amounts include deferred compensation payable to or accrued to the following Trustees:

Columbia Funds Deferred Compensation Plan

Under the terms of the Columbia Funds Deferred Compensation Plan for Eligible Trustees (the Deferred Compensation Plan), each Trustee may elect, on an annual basis, to defer all or any portion of the annual Board fees (including the annual retainer and all attendance fees) payable to the Trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring Trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Funds. Distributions from the deferring Trustees’ deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten years beginning on the first day of the first calendar quarter following the later of the quarter in which the Trustee attains age 65 or the quarter in which the Trustee terminates service as Trustee of the Funds. The Board, in its sole discretion, may accelerate or extend such payments after a Trustee’s termination of service. If a deferring Trustee dies prior to the commencement of the distribution of amounts in his/her deferral account, the balance of the deferral account will be distributed to his/her designated beneficiary in a lump sum as soon as practicable after the Trustee’s death. If a deferring Trustee dies after the commencement of such distribution, but prior to the complete distribution of his/her deferral account, the balance of the amounts credited to his/her deferral account will be distributed to his/her designated beneficiary over the remaining period during which such amounts were distributable to the Trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way and deferring Trustees have the status of unsecured creditors of the Trust.

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Beneficial Equity Ownership

As of the date of this SAI, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of each class of shares of each Fund. The table below shows for each Trustee the amount of Fund equity securities beneficially owned by the Trustee and the aggregate value of all investments in equity securities of the Columbia Funds Family, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2006

Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family
Edward J. Boudreau, Jr.
William P. Carmichael
Minor M. Shaw
R. Glenn Hilliard
William A. Hawkins

The Officers

The following table provides basic information about the Officers of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Officer is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02110.

Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Christopher L. Wilson (Born 1957) One Financial Center Boston, MA 02110	President and Chief Executive Officer	2004	President – Columbia Funds, since October 2004; Managing Director – Columbia Management Advisors, LLC, since September 2004; Senior Vice President – Columbia Management Distributors, Inc., since January 2005; Director – Columbia Management Services, Inc., since January 2005; Director – Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director – FIM Funding, Inc., since January 2005; President and Chief Executive Officer – CDC IXIS AM Services, Inc. (asset management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America-affiliated entities, including other registered and unregistered funds

James R. Bordewick, Jr. (Born 1959) One Financial Center Boston, MA 02110	Senior Vice President, Secretary and Chief Legal Officer	2006	Associate General Counsel, Bank of America, since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management prior to April 2005

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Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
J. Kevin Connaughton (Born 1964) One Financial Center Boston, MA 02110	Senior Vice President, Chief Financial Officer and Treasurer	2004	Vice President – Columbia Management Advisors, Inc., since April 2003; President – Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer – Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004 – Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds

Linda J. Wondrack (Born 1964) 100 Federal Street Boston, MA 02110	Senior Vice President and Chief Compliance Officer	2007	Director of the Advisor and Bank of America Investment Product Group Compliance since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management from August 2004 to May 2005; Managing Director, Deutsche Asset Management prior to August 2004

Michael G. Clarke (Born 1969) One Financial Center Boston, MA 02110	Chief Accounting Officer and Assistant Treasurer	2004	Director of Fund Administration since January 2006; Managing Director of the Advisor from September 2004 to December 2005; Vice President of Fund Administration from June 2002 to September 2004; Vice President of Product Strategy and Development prior to September 2004

Stephen T. Welsh (Born 1957) One Financial Center Boston, MA 02110	Vice President	2004	President – Columbia Management Services, Inc. since July 2004; Senior Vice President and Controller – Columbia Management Services, Inc. prior to July 2004

Barry S. Vallan (Born 1969) One Financial Center Boston, MA 02110	Controller	2006	Vice President – Fund Treasury of the Advisor since October 2004: Vice President – Trustee Reporting from April 2002 to October 2004; Management Consultant, PwC (independent registered accounting firm) prior to 2002

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BROKERAGE ALLOCATION AND OTHER PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

Subject to policies established by the Board, the Advisor (or the investment sub-advisor(s) who make the day-to-day decisions for a Fund, as applicable) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of a Fund’s securities transactions, and for the allocation of brokerage in connection with such transactions. The Advisor’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities generally are traded on a “net” basis with dealers acting as principal for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are bought at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be bought directly from an issuer, in which case no commissions or discounts are paid.

The Funds are affiliated with the NYSE specialist firm Fleet Specialist, Inc. In order to ensure that markets are fair, orderly and competitive, NYSE specialist firms are responsible for maintaining a liquid and continuous two-sided auction market by acting as both an agent and a principal. Specialists are entrusted to hold the interest of customer orders above the specialist’s own interest and will buy and sell securities as principal when such transactions are necessary to minimize imbalances between supply and demand. Fleet Specialist, Inc. may make a market in certain securities held by the Funds.

In placing orders for portfolio securities of a Fund, the Advisor gives primary consideration to obtaining the most favorable price and efficient execution. This means that the Advisor will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Advisor will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instant and other transactions, and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Advisor’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Advisor and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services also may include the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

The outside research is useful to the Advisor since, in certain instances, the broker/dealers utilized by the Advisor may follow a different universe of securities issuers and other matters than the Advisor’s staff can follow. In addition, this research provides the Advisor with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Advisor. Research services that are provided to the Advisor by broker/dealers are available for the benefit of all accounts managed or advised by the Advisor. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Advisor is of the opinion that because the broker/dealer research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that the Advisor would have bought any such research services had such services not been provided by broker/dealers, the expenses of such services to the Advisor could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the Advisor with clients other than the Funds. Similarly, any research services received by the Advisor through the placement of transactions of other clients may be of value to the Advisor in fulfilling its obligations to the Funds. The Advisor is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Advisor’s investment advice. The advisory fees paid by the Trust are not reduced because the Advisor receives such services.

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Under Section 28(e) of the 1934 Act, the Advisor shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Advisor must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Advisor’s clients, including the Funds.

Commission rates are established pursuant to negotiations with broker/dealers based on the quality and quantity of execution services provided by broker/dealers in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions that generally are fixed. Transactions in both foreign and domestic over-the-counter markets generally are principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Advisor, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain instances there may be securities that are suitable for more than one Fund as well as for one or more of the other clients of the Advisor. Investment decisions for each Fund and for the Advisor’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are engaged simultaneously in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction that may affect a Fund.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund’s interests.

The Trust will not execute portfolio transactions through, or buy or sell portfolio securities from or to, the Distributor, the Advisor, the Administrator, or their affiliates, acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Advisor is authorized to allocate buy and sell orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions that are affiliated with Bank of America. To the extent that a Fund executes any securities trades with an affiliate of Bank of America, the Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that the Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (a) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker/dealer; (b) the affiliated broker/dealer charged the Fund commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker/dealer in question; and (c) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

Certain affiliates of Bank of America, such as its subsidiary banks, may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds

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bought by certain of the Funds. Bank of America or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, the Funds may buy securities from a member of an underwriting syndicate in which an affiliate of Bank of America is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to the Rule.

Particularly given the breadth of the Advisor’s investment management activities, investment decisions for each Fund are not always made independently from those for the other Funds, or other investment companies and accounts advised or managed by the Advisor. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Funds and another investment portfolio, investment company, or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to each Fund and such other investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or bought for the Funds with those to be sold or bought for other investment portfolios, investment companies, or accounts in executing transactions.

See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following tables describe the types and amounts of brokerage commissions paid by the Funds during their three most recently completed fiscal years. In certain instances the Funds may pay brokerage commissions to broker/dealers that are affiliates of Bank of America. As indicated above, all such transactions involving the payment of brokerage commissions are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Funds

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
California Intermediate Municipal Bond Fund
Georgia Intermediate Municipal Bond Fund
Maryland Intermediate Municipal Bond Fund
North Carolina Intermediate Municipal Bond Fund
South Carolina Intermediate Municipal Bond Fund
Virginia Intermediate Municipal Bond Fund

The Funds have paid brokerage commissions to the indicated affiliated broker/dealers for the fiscal year ended March 31, 2007 as shown in the table below.

Brokerage Commissions Paid by the Funds to Affiliated Broker/Dealers as of March 31, 2007

Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission	Percentage of Aggregate Brokerage Commissions Paid to Broker/Dealer	Percentage of Aggregate Brokerage Transactions Effected through Broker/Dealer
California Intermediate Municipal Bond Fund

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Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission	Percentage of Aggregate Brokerage Commissions Paid to Broker/Dealer	Percentage of Aggregate Brokerage Transactions Effected through Broker/Dealer
Georgia Intermediate Municipal Bond Fund
Maryland Intermediate Municipal Bond Fund
North Carolina Intermediate Municipal Bond Fund
South Carolina Intermediate Municipal Bond Fund
Virginia Intermediate Municipal Bond Fund

The Funds have paid brokerage commissions to the indicated affiliated broker/dealers for the fiscal year ended March 31, 2006 as shown in the table below.

Brokerage Commissions Paid by the Funds to Affiliated Broker/Dealers as of March 31, 2006

Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission
California Intermediate Municipal Bond Fund
Georgia Intermediate Municipal Bond Fund
Maryland Intermediate Municipal Bond Fund
North Carolina Intermediate Municipal Bond Fund
South Carolina Intermediate Municipal Bond Fund
Virginia Intermediate Municipal Bond Fund

The following Funds have paid brokerage commissions to the indicated affiliated broker/dealers for the fiscal year ended March 31, 2005 as shown in the table below.

Brokerage Commissions Paid by the Funds to Affiliated Broker/Dealers as of March 31, 2005

Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission
California Intermediate Municipal Bond Fund

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Brokerage Commissions Paid by the Funds to Affiliated Broker/Dealers as of March 31, 2005

Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission
Georgia Intermediate Municipal Bond Fund
Maryland Intermediate Municipal Bond Fund
North Carolina Intermediate Municipal Bond Fund
South Carolina Intermediate Municipal Bond Fund
Virginia Intermediate Municipal Bond Fund

Directed Brokerage

A Fund or the Advisor, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Fund’s brokerage transactions to a broker/dealer because of the research services it provides the Fund or the Advisor.

During the fiscal year ended March 31, 2007, no Fund directed brokerage transactions.

Securities of Regular Broker/Dealers

In certain cases, the Funds, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Advisor uses to transact brokerage for the Columbia Funds Family.

As of March 31, 2007, the Funds owned securities of its “regular brokers or dealers” or their parents, as defined in Rule 10b-1 of the 1940 Act, as shown in the table below.

Investments in Securities of Regular Broker/Dealers as of March 31, 2007

Fund	Broker/Dealer	Dollar Amount of Securities Held
California Intermediate Municipal Bond Fund
Georgia Intermediate Municipal Bond Fund
Maryland Intermediate Municipal Bond Fund
North Carolina Intermediate Municipal Bond Fund
South Carolina Intermediate Municipal Bond Fund
Virginia Intermediate Municipal Bond Fund

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Additional Shareholder Servicing Payments

The Funds, along with the Transfer Agent and/or the Distributor may pay significant amounts to financial intermediaries (as defined below), including other Bank of America affiliates, for providing the types of services that would typically be provided directly by a Fund’s transfer agent. The level of payments made to financial intermediaries may vary. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Fund through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support (additional shareholder services). These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the total Fund assets in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of total Fund assets in the program on an annual basis for those classes of shares that do not pay service fees pursuant to a Rule 12b-1 Plan. As of September 1, 2005, the Board has authorized the Funds to pay up to 0.11% of this amount. Such payments will be made by a Fund to the Transfer Agent who will in turn make payments to the financial intermediary for the provision of such additional shareholder services. The Fund’s Transfer Agent, Distributor or their affiliates will pay, from their own resources, amounts in excess of the amount paid by the Fund to financial intermediaries in connection with the provision of these additional shareholder services and other services (See Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments for more information including a list of the financial intermediaries, as of the date of this SAI, receiving such payments).

For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Funds also may make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

Additional Financial Intermediary Payments

Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described below under Brokerage Allocation and Other Practices – Shareholder Servicing Payments. For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Distributor and other Bank of America affiliates may pay additional compensation to selected financial intermediaries, including other Bank of America affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary also may receive payments described above in Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, the Distributor and other Bank of America affiliates may consider a number of factors, including, without limitation, asset mix and length or relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as described more fully below), and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

These additional payments by the Distributor and other Bank of America affiliates are made pursuant to agreements between the Distributor and other Bank of America affiliates and financial intermediaries and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales, or the distribution (Rule 12b-1) fees and expenses paid by the Fund as shown under the heading Fees and Expenses in the Fund’s prospectus.

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Marketing Support Payments

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying a Fund as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing, and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

While the financial arrangements may vary for each financial intermediary, the marketing support payments to each financial intermediary generally are expected to be between 0.05% and 0.35% (between 0.03% and 0.12% in the case of the Money Market Funds) on an annual basis for payments based on average net assets of the Columbia Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds (other than the Money Market Funds) attributable to the financial intermediary. The Distributor and other Bank of America affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make marketing support payments to the financial intermediaries or their affiliates shown below.

Recipients of Marketing Support Payments from the Distributor and/or other Bank of America affiliates

•     G. Edwards & Sons, Inc.

•     AIG Advisor Group

•     Ameriprise Financial Services, Inc.

•     AXA Advisors, LLC

•     Banc of America Securities LLC

•     Banc of America Securities Limited

•     Bank of America, N.A.

•     Bank of New York

•     Bear Stearns Securities Corporation

•     BMO Nesbitt Burns

•     Brown Brothers Harriman & Co.

•     Chicago Mercantile Exchange

•     Citicorp Investment Services

•     Citigroup Global Markets Inc.

•     Commonwealth Financial Network

•     Custodial Trust Company

•     FAS Corp.

•     Fidelity Brokerage Services, Inc.

•     FinancialOxygen, Inc.

•     Genworth Financial, Inc.

•     Goldman, Sachs & Co.

•     Harris Corp.

•     Huntington Capital Corp.

•     Independent Financial Markets Group, Inc.

•     Linsco/Private Ledger Corp. (LPL)

•     Mellon Financial Markets, LLC

•     Merrill Lynch, Pierce, Fenner & Smith Incorporated

•     Money Market One

•     Morgan Stanley & Co. Incorporated

•     National Financial Services LLC

•     New York State Deferred Compensation Board

•     Pershing LLC

•     PNC Bank, N.A.

•     Raymond James & Associates, Inc.

•     Raymond James Financial Services, Inc.

•     Security Benefit Life Insurance Company

•     SEI Investments Inc.

•     SVB Securities

•     Silicon Valley Bank

•     Summit Bank

•     Sungard Institutional Brokerage Inc.

•     Sun Life Assurance Company of Canada

•     TIAA-CREF Life Insurance Company

•     Transamerica Corporation

•     UBS Financial Services Inc.

•     US Bank National Association

•     Wachovia Securities LLC

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Recipients of Marketing Support Payments from the Distributor and/or other Bank of America affiliates

• ING Group • J.J.B. Hilliard, W.L. Lyons, Inc. • Lincoln Financial Advisors Corp.	• Webster Investment Services, Inc. • Wells Fargo Management LLC • Wells Fargo Corporate Trust Services

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Shareholder Servicing Payments

The Distributor and other Bank of America affiliates may also make payments to certain financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for a variety of services they provide to such programs. These amounts are in addition to amounts that may be paid on behalf of the Funds (see Brokerage Allocation and Other Practices – Additional Shareholder Servicing Payments) and may be in addition to the marketing support payments paid by the Distributor described above. A financial intermediary may perform program services itself or may arrange with a third party to perform program services. These shareholder services may include sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. Payments by the Distributor and other Bank of America affiliates for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the total Fund assets in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of total Fund assets in the program on an annual basis for those classes of shares that do not pay service fees pursuant to a Rule 12b-1 Plan. In addition, the Distributor and other Bank of America affiliates may make lump sum payments to selected financial intermediaries receiving shareholder servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Funds on the financial intermediary’s system or other similar services.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make shareholder servicing payments to the financial intermediaries or their affiliates shown below.

Recipients of Shareholder Servicing Payments from the Distributor and/or other Bank of America affiliates

•     ABR Retirement Plan Services, Inc.

•     ACS HR Solutions LLC

•     ADP Retirement Services

•     American Century Investments

•     Ameriprise Financial Services, Inc.

•     AMG Service Corp.

•     AST Trust Company

•     Benefit Plan Administrators

•     Bisys Retirement Services

•     Ceridian Retirement Plan Services

•     Charles Schwab & Co.

•     Citigroup Global Markets Inc.

•     CitiStreet LLC

•     City National Bank

•     CNA Trust Corporation

•     Compensation & Capital Administrative Services, Inc.

•     CompuSys Erisa Group of Companies

•     Crown Point Trust Company

•     Daily Access Concepts, Inc.

•     Digital Retirement Solutions

•     Lincoln Financial Group

•     Linsco/Private Ledger Corp.

•     M&T Securities, Inc.

•     Marquette Trust Company

•     Massachusetts Mutual Life Insurance Company

•     Matrix Settlement & Clearance Services

•     Mercer HR Services, LLC

•     Merrill Lynch, Pierce, Fenner & Smith Incorporated

•     Mid Atlantic Capital Corporation

•     National Deferred Compensation, Inc.

•     National Investor Services Corp.

•     Nationwide Investment Services

•     New York State Deferred Compensation, Inc.

•     NYLife Distributors LLC

•     PNC Advisors

•     Princeton Retirement Group

•     RBC Dain Rauscher Inc.

•     Robert W. Baird & Co., Inc.

•     Stanton Trust

•     Strong Funds Distributors, Inc.

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Recipients of Shareholder Servicing Payments from the Distributor and/or other Bank of America affiliates

•     Edgewood Services, Inc.

•     E*Trade Group, Inc.

•     ExpertPlan

•     Fidelity Investments Institutional Operations Co.

•     Fiserv Trust Company

•     Great West Life & Annuity Co.

•     GWFS Equities, Inc.

•     Hartford Life Insurance Company

•     Hewitt Associates LLC

•     Invesmart, Inc.

•     John Hancock Life Insurance Company (USA)

•     John Hancock Life Insurance Company of New York

•     JP Morgan Retirement Plan Services LLC

•     Sungard Investment Products, Inc.

•     The 401k Company

•     T. Rowe Price Group, Inc.

•     The Gem Group, L.P.

•     The Principal Financial Group

•     The Vanguard Group, Inc.

•     Unified Trust Company, N.A.

•     Wachovia Securities, LLC

•     Wells Fargo Bank, N.A.

•     Wells Fargo Funds Management, LLC

•     Wespac Plan Services, Inc.

•     Wilmington Trust Corporation

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments

From time to time, the Distributor, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of a Fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the NASD. Such compensation provided by the Distributor may include financial assistance to financial intermediaries that enable the Distributor to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment, and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest for more information.

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CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Funds offer shares in the classes shown in the table below. Subject to certain limited exceptions discussed in a Fund’s prospectus(es), a Fund may no longer be accepting new investments from current shareholders or prospective investors. The Trust, however, may at any time and without notice, offer any of these classes to the general public for investment.

The Trust’s Amended and Restated Declaration of Trust (Declaration of Trust) permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts, because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Share Classes Offered by the Funds

Fund	Class A Shares	Class B Shares	Class C Shares	Class Z Shares
California Intermediate Municipal Bond Fund	✓	✓	✓	✓
Georgia Intermediate Municipal Bond Fund	✓	✓	✓	✓
Maryland Intermediate Municipal Bond Fund	✓	✓	✓	✓
North Carolina Intermediate Municipal Bond Fund	✓	✓	✓	✓
South Carolina Intermediate Municipal Bond Fund	✓	✓	✓	✓
Virginia Intermediate Municipal Bond Fund	✓	✓	✓	✓

Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of a Fund’s shares, other than the possible future termination of the Fund. The Fund may be terminated by reorganization into another mutual fund or by liquidation and distribution of its assets. Unless terminated by reorganization or liquidation, the Fund will continue indefinitely.

Shareholder Liability

The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Fund will not be personally liable for payment of the Fund’s debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

Dividend Rights

The shareholders of a Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of such Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

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Voting Rights and Shareholder Meetings

Shareholders have the power to vote only as expressly granted under the 1940 Act or under Delaware statutory trust law. Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements and principal underwriting agreements; (iii) approve a change in subclassification of a Fund; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant.

With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund is required by law or where the matter involved only affects one Fund. For example, a change in the Fund’s fundamental investment policy affects only one Fund and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an Investment Advisory Agreement or Investment Sub-Advisory Agreement, since it only affects one Fund, is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Funds. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or a Fund, shareholders of the Fund are entitled to receive the assets attributable to the relevant class of shares of the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Conversion Rights

Shareholders have the right, which is subject to change by the Board, to convert or “exchange” shares of one class for another. Such right is outlined and subject to certain conditions set forth in the Funds’ prospectuses.

Redemptions

Each Fund’s dividend, distribution and redemption policies can be found in its prospectus under the headings Buying, Selling and Exchanging Shares and Distributions and Taxes. However, the Board may suspend the right of shareholders to sell shares when permitted or required to do so by law, or compel sales of shares in certain cases.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

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Calls or Assessment

All Fund shares are issued in uncertificated form only, and when issued will be fully paid and non-assessable by the Trust.

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PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase, Redemption and Exchange

An investor may buy, sell and exchange shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds’ prospectuses. The following information supplements that which can be found in the Funds’ prospectuses.

Purchases and Redemptions

The Funds have authorized one or more broker/dealers to accept buy and sell orders on the Funds’ behalf. These broker/dealers are authorized to designate other intermediaries to accept buy and sell orders on the Funds’ behalf. A Fund will be deemed to have received a buy or sell order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, accepts the order. Customer orders will be priced at the Fund’s net asset value next computed after they are accepted by an authorized broker/dealer or the broker’s authorized designee.

The Trust also may make payment for sales in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; (d) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Front-End Sales Charge Waivers

The investors listed below can buy Class A shares without paying a front-end sales charge.

•	Employees of Bank of America (and its predecessors), its affiliates and subsidiaries.

•	Trustees of funds advised or administered by the Advisor.

•	Directors, officers and employees of the Advisor, the Distributor, or its successors, any investment sub-advisor and companies affiliated with the Advisor.

•	Registered representatives and employees of selling and servicing agents (including their affiliates) that are parties to dealer agreements or other sales arrangements with the Distributor.

•	Broker/dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes.

•	Employees or partners of any contractual service provider to the Columbia Funds.

•	Families of the parties listed above and their beneficial accounts. Family members include: spouses, parents, stepparents, legal guardians, children, stepchildren, father-in-laws and mother-in-laws.

•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only.

•	Banks, trust companies and thrift institutions, acting as fiduciaries.

•

Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may buy Class A shares of any Fund without paying a front-end sales charge in those cases where a Columbia Fund Class Z share is not available.

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•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

•

Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be bought at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with the Distributor pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

•	Certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

•

Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain Columbia Funds may also be bought at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with the Distributor pursuant to which the Columbia Funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

•

Investors investing all or a portion of the proceeds received in connection with the liquidation of Colonial Insured Municipal Fund may purchase Class A shares with such proceeds without paying a front-end sales charge, provided that the proceeds are invested in Class A shares of the funds within 90 days of May 25, 2007, the record date for the liquidating distribution (i.e., by August 23, 2007). To purchase Class A shares of the funds without a front-end load, investors must notify the Fund's transfer agent, Columbia Management Services, Inc., at or prior to the time of purchase, that such purchase of Class A shares of the funds represents all or a portion of the investor's proceeds received from the liquidation of Colonial Insured Municipal Fund.

•

At the Fund’s discretion, front-end sales charges may be waived to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Columbia Funds are a party.

Investors can also buy Class A shares without paying a sales charge if they buy the shares within 365 days of selling Class A shares of the same Fund. This is called the reinstatement privilege and allows investors to invest up to the amount of the sale proceeds. The reinstatement privilege does not apply to any shares bought through a previous reinstatement. The Transfer Agent, the Distributor or their agents must receive written reinstatement requests within 365 days after shares are sold.

Contingent Deferred Sales Charges (Class A, Class B and Class C Shares)

Shareholders won’t pay a CDSC on the following transactions:

Death: CDSCs may be waived on sales following the death of: (1) the sole shareholder on an individual account; (2) a joint tenant where the surviving joint tenant is the deceased’s spouse; or (3) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfer to Minors Act (UTMA) or other custodial account.

If the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any sale from the estate account. If the account is transferred to a new registration and then a sale n is requested, the applicable CDSC will be charged.

Systematic Withdrawal Plan (SWP): CDSCs may be waived on sales occurring pursuant to a monthly, quarterly or semi-annual SWP established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value at the time that the SWP is established. Otherwise a CDSC will be charged on SWP sales until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested.

Disability: CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant spousal account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (1) the disability must arise after the purchase of shares; (2) the disabled shareholder must have been under the age

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of 65 at the time of the initial determination of disability; and (3) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.

Death of a trustee: CDSCs may be waived on sales occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where: (1) the grantor of the trust is the sole trustee and the sole life beneficiary, and (2) death occurs following the purchase, and (3) the trust document provides for the dissolution of the trust upon the trustee’s death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent sale.

Health savings accounts: CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.

Returns of excess contributions: CDSCs may be waived on sales required to return excess contributions made to retirement plans or individual retirement accounts, so long as the financial intermediary agrees to return the applicable portion of any commission paid by the Distributor.

Qualified retirement plans: CDSCs may be waived on shares sold by employee benefit plans created according to Section 403(b) of the Code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the Code. To qualify for the waiver, the plan must be a participant in an alliance program that has signed an agreement with Columbia Funds or the Distributor.

Return of commission: CDSCs may be waived on shares sold by intermediaries that are part of the Nations Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

Non-U.S. investors: CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-US investors.

IRS Section 401 and 457: CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under Section 401 or 457 of the Code.

Medical payments: CDSC may be waived on shares sold for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

Shares liquidated by transfer agent: CDSC may be waived for shares sold under the Distributor’s right to liquidate a shareholder’s account, including but not limited to, instances where the aggregate net asset value of Class A, Class B or Class C shares held in the account is less than the minimum account size.

Plans of reorganization: At the Funds’ discretion, CDSC may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

A CDSC may be waived on the sale of Class C shares sold by a non-profit organization qualified under Section 501(c)(3) of the Code in connection with the Banc of America Capital Management Charitable Giving Program.

Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

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Offering Price

The share price of each Fund is based on the Fund’s net asset value per share, which is calculated for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. unless the NYSE closes earlier) on each day a Fund is open for business, unless a Board determines otherwise.

The value of a Fund’s portfolio securities for which a market quotation is available is determined in accordance with the Trust’s valuation procedures. In general terms, the valuation procedures provide that domestic exchange traded securities (other than NASDAQ listed equity securities) generally will be valued at their last traded sale prices as reported on the principal exchange where those securities are traded. If no sales of those securities are reported on a particular day on the principal exchange, the securities generally will be valued at the mean between the latest bid and asked prices as reported on the principal exchange where those securities are traded. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Securities traded primarily on NASDAQ will generally be valued at the NASDAQ Official Closing Price (NOCP) (which is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to NASDAQ’s best bid price if the last trade price is below such bid price and down to NASDAQ’s best ask price if the last trade price is above such ask price). If no NOCP is available, the security will generally be valued at the last sale price shown on NASDAQ prior to the calculation of the NAV of the Fund. If no sale price is shown on NASDAQ, the latest bid price will be used. If no sale price is shown and no latest bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Funds’ fair valuation procedures. Securities traded on a foreign securities exchange will generally be valued at their last traded sale prices on a primary exchange. In the absence of a reported sale on a particular day, the securities will generally be valued at the mean between the latest bid and asked prices.

Securities not traded upon any exchange will generally be valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers. If quoted prices are unavailable or are believed to be inaccurate, market values will generally be determined based on quotes obtained from one or more broker(s) or dealer(s) or based on a price obtained from a reputable independent pricing service.

Financial futures will generally be valued at the latest reported sales price. Forward foreign currency contracts will generally be valued using market quotations from a widely used quotation system that reflects the current cost of covering or off-setting the contract. Exchange traded options will generally be valued at the latest reported sales price on their exchange. If there is no reported sale on the valuation date, the options will generally be valued at the mean between the latest bid and asked prices.

Over-the-counter derivatives will generally be valued at fair value in accordance with the Funds’ fair valuation procedures.

Repurchase agreements will generally be valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation. The market value of the securities underlying a repurchase agreement will be determined in accordance with the procedures above, as appropriate, for the purpose of determining the adequacy of collateral.

Shares of open-end investment companies held in a Fund’s portfolio will generally be valued at the latest net asset value reported by the investment company.

Debt securities will generally be valued by a pricing service which may employ a matrix or other indications of value, including but not limited to broker quotes, to determine valuations for normal institutional size trading units. The matrix can take into account various factors including, without limitation, bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). Debt securities for which a pricing service does not furnish valuations and for which market quotations are readily available will generally be valued based on the mean of the latest bid prices obtained from one or more dealers. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

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Securities for which market quotations are not readily available for any reason, including that the latest quotation is deemed unreliable or unreasonable, securities and other assets and liabilities are valued at “fair value” as determined in good faith by the Advisor’s valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as WEBS.

The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliated benefit plans where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

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TAXATION

The following information supplements and should be read in conjunction with the section in each prospectus entitled Distributions and Taxes. The prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income and certain state taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through a tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle, or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the IRS as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the federal tax consequences of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws to their investment in the Funds.

Qualification as a Regulated Investment Company

It is intended that each Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each regulated investment company is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses, and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future Treasury Regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund’s principal business of investing in stock or securities or options and futures with respect to stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts, and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss and at least 90% of its net tax-exempt interest income earned in each taxable year. If a Fund meets all of the

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regulated investment company requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

If, for any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable as dividend income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

Excise Tax

A 4% nondeductible excise tax will be imposed on each Fund’s net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute by December 31 of each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gain (adjusted for ordinary losses) for the 12 month period ending on October 31 of that year, and all of its ordinary income and capital gain net income from previous years that were not distributed during such years. Each Fund intends to distribute substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimus by a Fund).

Capital Loss Carry-Forwards

A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses. The Money Market Funds do not expect to have material capital loss carry-forwards, but no assurance can be given to this effect.

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its own capital loss carry-forwards and the use of its unrealized losses against future realized gains, or such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations or may engage in reorganizations in the future.

Equalization Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the

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amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

Taxation of Fund Investments

In general, realized gains or losses on the sale of Fund securities will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount (OID), such as a zero-coupon bond, the Fund may be required to annually include in its taxable or distributable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into “straddles” and at least one of the futures or option contracts comprising a part of such straddles is governed by Section 1256

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of the Code, described above, then such straddles could be characterized as “mixed straddles.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Fund could be subject to federal income tax and IRS interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances.

Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a recent IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income for a regulated investment company. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in derivatives transactions.

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In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Taxation of Distributions

Except for exempt-interest dividends paid out by the Tax-Exempt Funds, discussed below, all distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. For federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

Distributions designated by a Fund as capital gain distributions will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Fund will designate capital gain distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

If at the close of each quarter of its taxable year at least 50% of the value of the total assets of a Tax-Exempt Fund consist of interest on state and local bonds, then the Tax-Exempt Fund may pass through to its shareholders the tax-exempt character of its income from such assets by paying exempt-interest dividends. Exempt-interest dividends are dividends (other than capital gain dividends) paid by a regulated investment company that are designated as such in a written notice mailed to its shareholders.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares

In general, as long as a Money Market Fund maintains a net asset value of $1.00 per share, no gain or loss should be recognized upon the sale or exchange of Fund shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise. Under certain circumstances, an individual shareholder receiving qualified dividend income (defined below) from a Stock Fund may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under “wash sale” rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

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If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then Treasury Regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI. In addition, if a shareholder holds Tax-Exempt Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then regulations may permit an exception to this six-month rule. Additionally, where a Tax-Exempt Fund regularly distributes at least 90% of its net tax-exempt interest, if any, the Treasury Department is authorized to issue regulations reducing the six month holding requirement to a period of not less than the greater of 31 days or the period between regular distributions. No such regulations have been issued as of the date of this SAI.

Federal Income Tax Rates

As of the printing of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net capital gain.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to “qualified dividend income” equal to the highest net long-term capital gains rate, which generally is 15%. In general, “qualified dividend income” is income attributable to dividends received by the Fund in taxable years beginning on or before December 31, 2010 from certain domestic and foreign corporations, as long as certain holding period and other requirements are met. If 95% or more of a Fund’s gross income constitutes qualified dividend income, all of its distributions will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). If less than 95% of the Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that are attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Only dividends from direct investments will qualify. Payments received by the Fund from securities lending, repurchase and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners. Reductions in individual federal income tax on qualified dividend income generally will not apply to income or bond Fund distributions.

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions, which, in some cases, could effectively reduce or eliminate the benefit of lower marginal income tax rates. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various “sunset” provisions of federal income tax laws.

Backup Withholding

The Funds may be required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges, redemptions in-kind, and exempt-interest dividends) paid or credited to a Fund shareholder if the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (“TIN”); if (when required to do so), the shareholder fails to certify under penalty of perjury that the TIN provided is correct and that the shareholder is not subject to backup withholding, or if the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to backup withholding. This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future federal income tax liability, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.

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Tax-Deferred Plans

The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders

Subject to limitation and other rules, a corporate shareholder of an equity Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. The dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction only if certain holding period requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

Foreign Shareholders

With respect to taxable years beginning on or after January 1, 2005 and before January 1, 2008, distributions designated by a Fund as “interest-related distributions” generally will be exempt from federal income tax withholding provided the Fund obtains a properly completed and signed certificate of foreign status from such foreign shareholder (“exempt foreign shareholder”). Interest-related distributions are generally attributable to the Fund’s net interest income earned on certain debt obligations and paid to a nonresident alien individual, a foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), a foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), or a foreign corporation (each, a “foreign shareholder”). In order to qualify as an interest-related distribution, the Fund must designate a distribution as such not later than 60 days after the close of the Fund’s taxable year. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Fund, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). However, this tax generally will not apply to exempt-interest dividends from a Tax-Exempt Fund. Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares, capital gain distributions and, with respect to taxable years of a Fund beginning before January 1, 2008, “short-term capital gain distributions” (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) such gains or, in certain cases, distributions are attributable to gain from the sale or exchange of a U.S. real property interest, as discussed in the following paragraph. If such gains or distributions are effectively connected with a U.S. trade or business (or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an applicable income tax treaty), the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). “Short-term capital gain distributions” are distributions attributable to a Fund’s net short-term capital gain and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Under recently enacted legislation, any distribution by a Fund to a foreign shareholder that is attributable to gain from the Fund’s sale or exchange of a U.S. real property interest (which is defined in the Code to include, among other things, the stock of certain U.S. corporations that are substantially invested, directly or indirectly, in U.S. real property) may be subject to U.S. tax if more than half of a Fund’s assets are invested directly or indirectly in U.S. real property interests,

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taking into account the Fund’s investments in certain regulated investment companies and most REITs. Any such distributions that are taxable may be required to be reported by a foreign shareholder on a U.S. federal income tax return and will be subject to U.S. income tax at the rates applicable to U.S. persons, and also may be subject to federal income tax withholding at a rate of 35% (or less to the extent provided in Treasury Regulations). The preceding distribution rules generally will not apply to tax years beginning on or after January 1, 2008, except in limited circumstances in which a Fund has invested in a REIT. In addition, in certain circumstances, if a foreign shareholder disposes of its Fund shares prior to a distribution and acquires, or enters into a contract or option to acquire, a substantially identical interest in the Fund during the 61-day period beginning 30 days before the ex-dividend date of the distribution (a “wash sale transaction”), the foreign shareholder may be treated as having gain from the sale or exchange of a U.S. real property interest, which may be subject to the U.S. income tax and reporting requirements described above with respect to distributions. In addition to the distribution and wash sale transaction rules described above, in limited circumstances Fund shares could themselves be treated as U.S. real property interests, the disposition of which could be subject to similar U.S. income and withholding tax and reporting requirements. While the Funds do not expect Fund shares to constitute U.S. real property interests, a portion of a Fund’s distributions may be attributable to gain from the sale or exchange of U.S. real property interests and foreign shareholders may, therefore, be subject to U.S. tax and reporting requirements under the distribution rules described in this paragraph. Foreign shareholders should contact their tax advisors and financial planners regarding the tax consequences to them of such distributions.

The Money Market Funds do not expect to realize substantial capital gain, but no assurance can be given to this effect. If a Money Market Fund realizes any short-term capital gain, complex rules would apply to the qualification of Fund distributions of short-term capital gain to foreign shareholders; therefore, foreign shareholders are urged to consult their own tax advisors and financial planners with respect to the particular tax consequences to them of an investment in a Fund.

Even if permitted to do so, the Funds provide no assurance that they will designate any distributions as interest-related distributions or short-term capital gain distributions. Even if a Fund makes such designations, if you hold Fund shares through an intermediary, no assurance can be made that your intermediary will respect such designations.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships. If an International/Global Stock Fund qualifies and makes an election to pass-through foreign taxes to its shareholders, foreign shareholders of the Fund generally will be subject to increased federal income taxation without a corresponding benefit for the pass-through of foreign taxes.

Special Tax Considerations Pertaining to all Tax-Exempt Funds

If at least 50% of the value of a regulated investment company’s total assets at the close of each quarter of its taxable years consists of obligations the interest on which is exempt from federal income tax, it will qualify under the Code to pay “exempt-interest distributions.” The Tax-Exempt Funds intend to so qualify and are designed to provide shareholders with a high level of income exempt from federal income tax in the form of exempt-interest distributions.

Distributions of capital gains or income not attributable to interest on a Tax-Exempt Fund’s tax-exempt obligations will not constitute exempt-interest distributions and will be taxable to its shareholders. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

Not later than 60 days after the close of its taxable year, each Tax-Exempt Fund will notify its shareholders of the portion of the distributions for the taxable year which constitutes exempt-interest distributions. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Tax-Exempt Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of a Tax-Exempt Fund will not be deductible to the extent that the Fund’s distributions are exempt from federal income tax.

In addition, certain deductions and exemptions have been designated “tax preference items” which must be added back to taxable income for purposes of calculating the federal alternative minimum tax (AMT). Tax preference items include tax-exempt interest on “private activity bonds.” To the extent that a Tax-Exempt Fund invests in private activity bonds, its shareholders will be required to report that portion of a Tax-Exempt Fund’s distributions attributable to income from the bonds as a tax preference item in determining their AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Exempt Fund. Persons who may be “substantial users” (or “related persons” of substantial

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users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in a Tax-Exempt Fund. Furthermore, shareholders will not be permitted to deduct any of their share of a Tax-Exempt Fund’s expenses in computing their AMT. In addition, exempt-interest distributions paid by a Tax-Exempt Fund to a corporate shareholder are included in the shareholder’s “adjusted current earnings” as part of its AMT calculation. As of the printing of this SAI, individuals are subject to an AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about the AMT should consult own their tax advisors.

The IRS is paying increased attention on whether obligations intended to produce interest exempt from federal income taxation in fact meet the requirements for such exemption. Ordinarily, the Tax-Exempt Funds rely on an opinion from the issuer’s bond counsel that interest on the issuer’s obligation will be exempt from federal income taxation. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the obligation to be taxable and could jeopardize a Tax-Exempt Fund’s ability to pay exempt-interest distributions. Similar challenges may occur as to state-specific exemptions.

Special Tax Considerations Pertaining to California Intermediate Municipal Bond Fund

If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of a regulated investment company consists of obligations the interest on which, if held by an individual, is exempt from income taxation by California (“California Exempt Securities”), then the regulated investment company will be qualified to make distributions that are exempt from California state individual income tax (“California exempt-interest distributions”). For this purpose, California Exempt Securities generally are limited to California municipal securities and certain U.S. Government and U.S. possession obligations. The California Funds intend to qualify under the above requirements so that they can pay California exempt-interest distributions.

Within sixty days after the close of its taxable year, each California Fund will notify its shareholders of the portion of the distributions paid by he Fund that is exempt from California state individual income tax. The total amount of California exempt-interest distributions paid by a California Fund with respect to any taxable year cannot exceed the excess of the amount of interest received by the Fund for such year on California Exempt Securities over any amounts that, if the Fund were treated as an individual, would be considered expenses related to tax exempt income or amortizable bond premium and would thus not be deductible under federal income or California state individual income tax law.

Interest on indebtedness incurred by a shareholder in a taxable year to purchase or carry shares of a California Fund is not deductible for California stated individual income tax purposes if the Fund distributes California exempt-interest distributions during the shareholder’s taxable year.

The foregoing is only a summary of some of the important California state individual income tax considerations generally affecting the California Funds and their shareholders. No attempt is made to present a detailed explanation of the California state income tax treatment of the California Funds or their shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of any California Fund distributions constituting California exempt-interest distributions is excludable from income for California state individual income tax purposes only. Any distributions paid to shareholders subject to California state franchise tax or California state corporate income tax may be taxable for such purposes. Accordingly, potential investors in the California Funds, including, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their own tax advisors with respect to the application of such taxes to the receipt of the California Funds’ distributions and as to their own California state tax situation, in general.

Special Tax Considerations Pertaining to Georgia Intermediate Bond Fund

The portion of the Fund’s exempt-interest distributions paid to residents of Georgia attributable to interest received by the Georgia Funds on tax-exempt obligations of the State of Georgia or its political subdivision or authorities and other Fund distributions attributable to interest received from U.S. Government obligations will be exempt from Georgia individual and corporate income taxes. There is no Georgia intangibles tax or other personal property tax applicable to the shares of the Georgia Funds owned by investors residing in Georgia. The Georgia intangibles tax was repealed by the Georgia General Assembly on March 21, 1996, further ratified by a Constitutional Amendment approved in the November 1996 General Election (GA. L 1996, P.130 § 9). The Georgia intangibles tax was repealed for taxable years beginning after January 1, 1996. Distributions attributable to capital gains realized from the sale of Georgia municipal bonds and U.S. Government obligations will be subject to the State of Georgia short-term or long-term capital gains tax, which follow the federal income tax treatment. Interest received by a Georgia resident from non-Georgia municipal state bonds and distributions received from mutual funds that derive income from non-Georgia municipal or state bonds will be subject to Georgia income tax.

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Special Tax Considerations Pertaining to Maryland Intermediate Bond Fund

The portion of the Maryland Intermediate Bond Fund’s exempt-interest distributions attributable to interest received by the Fund on tax-exempt obligations of the state of Maryland or its political subdivisions or authorities, or obligations issued by the government of Puerto Rico, the U.S. Virgin Islands, Guam, American Samoa or their authorities (“Maryland Municipal Bonds”) and distributions attributable to gains from the disposition Maryland Municipal Bonds (other than obligations issued by U.S. possessions) or interest on U.S. Government obligations will be exempt from Maryland individual and corporate income taxes; any other Fund distributions will be subject to Maryland income tax. Fund shareholders will be informed annually regarding the portion of the Maryland Intermediate Bond Fund’s distributions that constitutes exempt-interest distributions exempt from Maryland income taxes. Maryland presently includes in Maryland taxable income a portion of certain items of tax preference as defined in the Code. Interest paid on certain private activity bonds constitutes such a tax preference if the bonds (i) are not Maryland Municipal Bonds or (ii) are Maryland Municipal Bonds issued by U.S. possessions. Accordingly, up to 50% of any distributions from the Maryland Intermediate Bond Fund attributable to interest on such private activity bonds may not be exempt from Maryland state and local individual income taxes. Shares of the Maryland Intermediate Bond Fund will not be subject to the Maryland personal property tax.

Special Tax Considerations Pertaining to North Carolina Intermediate Bond Fund

The portion of the North Carolina Intermediate Bond Fund’s exempt-interest distributions attributable to interest received by the Fund on tax-exempt obligations of the State of North Carolina or its political subdivisions, commissions, authorities, agencies or non-profit educational institutions organized or chartered under the laws of North Carolina, or obligations issued by the United States or its possessions will be exempt from North Carolina individual and corporate income taxes. Although capital gain distributions generally are subject to tax in North Carolina, individual shareholders of the North Carolina Intermediate Bond Fund may deduct the amount of capital gain distributions (if any) attributable to the sale of certain obligations issued before July 1, 1995 for purposes of determining their North Carolina taxable income.

Special Tax Considerations Pertaining to South Carolina Intermediate Bond Fund

The portion of the South Carolina Intermediate Bond Fund’s exempt-interest distributions attributable to interest received by the Fund on tax-exempt obligations of the State of South Carolina, its political subdivisions or exempt interest upon obligations of the United States will be exempt from South Carolina income taxes. Distributions of capital gains or income not attributable to interest from tax-exempt obligations of the State of South Carolina, its political subdivisions or exempt interest on obligations of the United States may be subject to South Carolina income taxes.

Although distributions of capital gains and the gain recognized with respect to the sale or exchange of shares of the Fund may be subject to the South Carolina state income tax, individuals, estates and trusts are entitled to a deduction for South Carolina taxable income purposes equal to 44% of the net capital gain recognized in South Carolina during a taxable year. The definition of net capital gain for federal income tax purposes is utilized for purposes of this deduction. In the case of estates or trusts, the deduction is applicable only to income taxed to the estate or trust or individual beneficiaries and not income passed through to nonindividual beneficiaries.

Special Tax Considerations Pertaining to Virginia Intermediate Bond Fund

Distributions will not be subject to Virginia income tax if the Virginia Intermediate Bond Fund pays distributions to shareholders that derived from (i) interest on debt obligations of Virginia or its political subdivisions, (ii) debt obligations of the United States excludable from Virginia income tax under the laws of the United States, or (iii) debt obligations of Puerto Rico, Guam, or the Virgin islands, that are backed by the full faith and credit of the borrowing government.

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CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of [July 1, 2007], the name, address and percentage of ownership of each person who may be deemed to be a principal holder (i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares) is listed below.

Principal Holder Ownership of the Funds

Fund / Share Class	Shareholder Account Registration	Share Balance	Percent of Class
California Intermediate Municipal Bond Fund – Class [ ]
Georgia Intermediate Municipal Bond Fund – Class [ ]
Maryland Intermediate Municipal Bond Fund – Class [ ]
North Carolina Intermediate Municipal Bond Fund – Class [ ]
South Carolina Intermediate Municipal Bond Fund – Class [ ]
Virginia Intermediate Municipal Bond Fund – Class [ ]

As of [July 1, 2007], the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of the Funds in that it is deemed to beneficially own greater than 25% of the outstanding shares either beneficially or by virtue of its fiduciary or trust roles or otherwise, is shown below. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

Control Person Ownership of the Funds

Fund	Shareholder Account Registration	Share Balance	Percent of Fund
California Intermediate Municipal Bond Fund – Class [ ]
Georgia Intermediate Municipal Bond Fund – Class [ ]
Maryland Intermediate Municipal Bond Fund – Class [ ]
North Carolina Intermediate Municipal Bond Fund – Class [ ]
South Carolina Intermediate Municipal Bond Fund – Class [ ]
Virginia Intermediate Municipal Bond Fund – Class [ ]

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APPENDIX A—DESCRIPTION OF SECURITY RATINGS

S&P

The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.

•	AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

•	AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

•

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

•

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

•

BB, B - Bonds rated BB and B are regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

•

To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest ratings used by S&P for short-term municipal notes.

•	SP-1 - Indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a “plus” (+) designation.

•	SP-2 - Indicates satisfactory capacity to pay principal and interest.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

Moody’s

The following summarizes the highest six ratings used by Moody’s for corporate and municipal bonds. The first four denote investment grade securities.

•

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

•

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

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•

A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

•

Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

•

Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

•

B - Bond that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody’s applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

The following summarizes the two highest ratings used by Moody’s for short-term municipal notes and variable-rate demand obligations:

•

MIG-1/VMIG-1 — Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

•	MIG-2/VMIG-2 — Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:

•

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

•

AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

•

A - Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

•

BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

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•

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment grade:

•	F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

•	F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

•

F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

For commercial paper, Fitch uses the short-term debt ratings described above.

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APPENDIX B—PROXY VOTING POLICIES AND PROCEDURES

Columbia Management Advisors, LLC (“CMA”) - Proxy Voting Policy

Applicable Regulations

Rule 206(4)-6 under the Investment Advisers Act of 1940

*Form N-PX

*ERISA Department of Labor Bulletin 94-2

Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Explanation/Summary of Regulatory Requirements

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

Columbia Management Advisors, LLC (“CMA”) has adopted and implemented the following policy, which it believes is reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients; and (2) address material conflicts of interest that may arise. This policy applies primarily to the GWIM Investment Operations Group, as well as to Compliance Risk Management (“CRM”) and Legal. Business groups to which this policy applies and CRM must adopt written procedures to implement the policy.

Policy

All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA’s clients without regard to any resulting benefit or detriment to CMA or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly. Information regarding CMA’s proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds’ and other funds’ boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients’ proxy voting records to third parties. Rather, the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending June 30th.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when CMA expects to routinely refrain from voting:

1.	Proxies will usually not be voted in cases where the security has been loaned from the Client’s account.

2.	Proxies will usually not be voted in cases where international issuers impose share blocking restrictions.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Section III, Conflicts of Interest below). CMA’s proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

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Means of achieving compliance

I. PROXY COMMITTEE

CMA has established a Proxy Committee whose standing members include senior investment management personnel, who participate as voting authorities on the Committee. Additionally, the Proxy Committee regularly involves other associates (e.g., Legal representative, Compliance Risk Management representative, GWIM Investment Operations representatives) who participate as needed to enable effective execution of the Committee’s responsibilities.

The Proxy Committee has established a charter, which sets forth the Committee’s purpose, membership and operation. The Proxy Committee’s functions include, in part,

(a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A) or on proposals which require special, individual consideration in accordance with Section IV.C;

(b) review at least annually of this Proxy Voting Policy and Voting Guidelines to ensure consistency with internal policies, client disclosures and regulatory requirements;

(c) review at least annually of existing Voting Guidelines and the need for development of additional Voting Guidelines to assist in the review of proxy proposals;

(d) ensure that appropriate disclosure of CMA’s Proxy Voting Policy is made to its clients, is disclosed in CMA’s Form ADV and is made to the Funds’ shareholders; and

(e) oversight of any circumstances where, as described in Section III, CMA may determine it is necessary to delegate proxy voting to an independent third party.

II. CMA’S INVESTMENT ASSOCIATES

Under CMA’s Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the GWIM Investment Operations Group will refer these matters first to the relevant CMA research analyst after first confirming with CRM that the proxy matter does not present a conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above. Information regarding CMA’s proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest – Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B - Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating it to the Proxy Department.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

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III. CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate1, or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients’ interests. However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence CMA’s decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve it in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by CMA’s proxy guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA’s clients (collectively, “Proxy Referrals”), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM will collect and review any information deemed reasonably appropriate to evaluate if CMA or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest. CMA investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to Columbia Management’s Conflicts Officer in writing (see Appendix B). CRM will consider information about CMA’s significant business relationships, as well as other relevant information. The information considered by CRM may include information regarding: (1) CMA client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the CMA investment division regarding the proxy matter. CRM will consult with relevant experts, including legal counsel, as necessary.

If CRM determines that it reasonably believes (1) CMA has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, CRM will inform the Chair of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, CMA’s policy is to invoke one or more of the following conflict management procedures:

•	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA’s proxy voting agent);

•	Causing the proxies to be delegated to a qualified, independent third party, which may include CMA’s proxy voting agent.

•	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to CMA’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest – Additional Procedures

Additionally, by assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes to disclose in writing to the Columbia Management Conflicts of Interest Officer (within CRM) any

[1]

Bank of America Corporation (“BAC”), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA’s duty, in the proxy voting process, to act in the best economic interest of its clients.

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actual or apparent personal material conflicts of interest which he or she may have (e.g., relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how CMA will vote proxies. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter. CMA’s investment associates also follow the same disclosure requirements for any actual or apparent personal material conflicts of interest as stated in this section.

In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA has undertaken a review of the proxy vendor’s conflicts of interest procedures, and will continue to monitor them on an ongoing basis.

BAC as well as CMA have adopted various other policies and procedures that help reinforce this Policy. Please see the associated documents.

Ownership Limits – Delegation of Proxy Voting to an Independent Third Party

From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that CMA can hold for clients (collectively, “Ownership Limits”).

The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be the Adviser’s proxy voting agent.

IV. PROXY VOTING GUIDELINES

A. CMA’s Proxy Voting Guidelines – General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA’s proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request that the Proxy Committee consider voting the proxy other than according to such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person’s, group’s, or entity’s relationship, if any, with the parties proposing and/or opposing the matter’s adoption using the Proxy Voting Recommendation Form (see Appendix C of this policy). The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Proposals

For the following categories of proposals, either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with the proxy vendor’s or a an individual client’s guidelines.

1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by the proxy vendor, or as specified by the client.

3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by the proxy vendor, or as specified by the client.

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4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote. In general, CMA will refrain from voting such securities. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

5. Proxies of Investment Company Shares. Proposals on issues other than those specified in Section V.A will be voted on the specific instruction of the Proxy Committee.

6. Accounts Managed by CMA’s Quantitative Strategies Group. When an issue is held only within an account managed by CMA’s Quantitative Strategies Group and not in any other account within CMA, all proposals shall be voted according to the guidelines developed by the proxy vendor or as specified by the client.

7. Executive/Director Compensation. Except as provided in Appendix A, proposals relating to compensation of any executive or director will be voted as recommended by the proxy vendor or as otherwise directed by the Proxy Committee.

8. Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The GWIM Investment Operations Group is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The GWIM Investment Operations Group’s monitoring will take into account the following elements: (1) periodic review of the proxy vendor’s votes to ensure that the proxy vendor is accurately voting consistent with CMA’s Proxy Guidelines; and (2) review of the fund website to ensure that annual reports are posted in a timely and accurate manner. For additional information regarding the proxy voting process, please refer to the GWIM Investment Operations Desktop Procedures.

Supervision

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

Escalation

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Compliance Risk Management Conflicts Officer.

Monitoring/Oversight

The Compliance Assessment Team within Compliance Risk Management and the Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management’s compliance with the Proxy Voting Policy.

Recordkeeping

CMA will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

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•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

•	Proxy Committee Meeting Minutes and Other Materials

•	Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations

•	Conflicts of Interest Review Documentation, including Conflicts of Interest Forms

•	Client Communications Regarding Proxy Matters

Records should be retained for a period of not less than five years plus the current year. Records must be retained in an appropriate office of CM for the first two years.

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CMA’s Proxy Voting Policy (Appendix A): CMA’S VOTING GUIDELINES

A. The Proxy Committee has adopted the following guidelines for voting proxies:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

•

Proposals for the election of directors or for an increase or decrease in the number of directors, provided that at least two-thirds of the Board of Directors are, presently or at any time during the previous three-year period, “independent” as defined by applicable regulatory and listing standards.

However, CMA generally will WITHHOLD votes from pertinent director nominees if:

(i)	the board as proposed to be constituted would have more than one-third of its members from management;

(ii)	the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as “independent,” i.e. having no material relationship, directly or indirectly, with the Company, as CMA’s proxy voting agent may determine (subject to the Proxy Committee’s contrary determination of independence or non-independence);

(iii)	the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters - ratification of the appointment of auditors);

(iv)	a director serves on more than six public company boards;

(v)	the CEO serves on more than two public company boards other than the company’s board.

On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

•

Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission (“SEC”) and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a “financial expert” in accordance with SEC rules.

•	Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

•

Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

•	Established governance standards and guidelines.

•	Full board composed of not less than three-fourths “independent” directors, as defined by applicable regulatory and listing standards.

•	Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

•

A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

•

Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

•

The pertinent class of the Company’s voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company’s proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

B-7

•	Proposals that grant or restore shareholder ability to remove directors with or without cause.

•	Proposals to permit shareholders to elect directors to fill board vacancies.

•	Proposals that encourage directors to own a minimum amount of company stock.

•	Proposals to provide or to restore shareholder appraisal rights.

•	Proposals to adopt cumulative voting.

•	Proposals for the company to adopt confidential voting.

CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA generally will vote AGAINST:

•	Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

•	Proposals that give management the ability to alter the size of the board without shareholder approval.

•	Proposals that provide directors may be removed only by supermajority vote.

•	Proposals to eliminate cumulative voting.

•	Proposals which allow more than one vote per share in the election of directors.

•	Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Proposals that mandate a minimum amount of company stock that directors must own.

•	Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

•	Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

•

Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA’s clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

•	Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

•	Proposals asking a company to expense stock options.

•	Proposals to put option repricings to a shareholder vote.

•

Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

B-8

•	Proposals for the remuneration of auditors if no more than 25% of the compensation costs comes from non audit activity.

CMA generally will vote AGAINST:

•	Stock option plans that permit issuance of options with an exercise price below the stock’s current market price, or that permit replacing or repricing of out-of-the money options.

•	Proposals to authorize the replacement or repricing of out-of-the money options.

•

Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

•

Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

•	Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

•	Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

•	Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

•

Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:

•	Whether the company has attained benefits from being publicly traded.

•	Cash-out value

•	Balanced interests of continuing vs. cashed-out shareholders

•	Market reaction to public announcement of transaction

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company’s assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

•	CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

•	CMA generally votes FOR shareholder proposals to eliminate a poison pill.

•	CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

•	CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company’s ability to make greenmail payments.

B-9

Supermajority vote

•

CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

•	CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

•	Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.

•	Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

CMA will review, on a CASE-BY-CASE basis, proposals for Bylaw amendments giving minority shareholders the ability to call a special meeting of stockholders.

CMA generally will vote FOR:

•	Proposals to approve routine business matters such as changing the company’s name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

•	Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

•	Credible reason exists to question:

•	The auditor’s independence, as determined by applicable regulatory requirements.

•	The accuracy or reliability of the auditor’s opinion as to the company’s financial position.

•

Fees paid to the auditor or its affiliates for “non-audit” services were excessive, i.e., in excess of the total fees paid for “audit,” “audit-related” and “tax compliance” and/or “tax return preparation” services, as disclosed in the company’s proxy materials.

•	Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

•	Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

•	Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

•

Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

•	Shareholder proposals to change the date, time or location of the company’s annual meeting of shareholders.

CMA will vote AGAINST:

•	Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

•

Proposals to change the location of the company’s state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

•	Proposals on whether and how to vote on “bundled” or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

•

FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

B-10

•

FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

•	Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

•	Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

•	Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

•

Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors/directors and/or legal action is being taken against the board by other shareholders.

•

Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company’s financial position.

•	Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

•	The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA’ categorization rules and the Dutch Corporate Governance Code.

•	No call/put option agreement exists between the company and the foundation.

•	There is a qualifying offer clause or there are annual management and supervisory board elections.

•	The issuance authority is for a maximum of 18 months.

•	The board of the company-friendly foundation is independent.

•	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

•	There are no priority shares or other egregious protective or entrenchment tools.

•	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

•	Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

•	Board structure

•	Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

•	Ignore a shareholder proposal that is approved by a majority of shares outstanding;

•	Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

•	Are interested directors and sit on the audit or nominating committee; or

•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

B-11

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

•	Past performance relative to its peers

•	Market in which fund invests

•	Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

•	Past shareholder activism, board activity and votes on related proposals

•	Strategy of the incumbents versus the dissidents

•	Independence of incumbent directors; director nominees

•	Experience and skills of director nominees

•	Governance profile of the company

•	Evidence of management entrenchment

Converting a Closed-end Fund to an Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

•	Past performance as a closed-end fund

•	Market in which the fund invests

•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

•	Proposed and current fee schedules

•	Fund category/investment objective

•	Performance benchmarks

•	Share price performance as compared with peers

•	Resulting fees relative to peers

•	Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

•	Stated specific financing purpose

•	Possible dilution for common shares

•	Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 (“1940 Act”):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Regulatory developments

•	Current and potential returns

•	Current and potential risk

B-12

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	Fund’s target investments

•	Reasons given by the fund for the change

•	Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund’s investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective.

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s name, considering the following factors:

•	Political/economic changes in the target market

•	Consolidation in the target market

•	Current asset composition

Change in Fund’s Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s subclassification, considering the following factors:

•	Potential competitiveness

•	Current and potential returns

•	Risk of concentration

•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

•	Strategies employed to salvage the company

•	Past performance of the fund

•	Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

•	The degree of change implied by the proposal

•	The efficiencies that could result

•	The state of incorporation; net effect on shareholder rights

•	Regulatory standards and implications

CMA will vote FOR:

•

Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

•

Proposals enabling the Board to amend, without shareholder approval, the fund’s management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

B-13

CMA will vote AGAINST:

•	Proposals enabling the Board to:

•	Change, without shareholder approval the domicile of the fund

•	Adopt, without shareholder approval, material amendments of the fund’s declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

•	Regulations of both states

•	Required fundamental policies of both states

•	The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940.

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives

•	The proposed distributor’s reputation and past performance

•	The competitiveness of the fund in the industry

•	Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

•	Resulting fee structure

•	Performance of both funds

•	Continuity of management personnel

•	Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

•	Performance of the fund’s NAV

•	The fund’s history of shareholder relations

•	The performance of other funds under the adviser’s management

B-14

CMA’s Proxy Voting Policy (Appendix B): Conflicts of Interest Disclosure and Certification Form

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals Participating in the Proxy Voting Decision-Making Process.

Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

_________________________________________________________________________________________________

Issuer and Proxy Matter:

__________________________________________________________________________________________________

1.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer[1]?

____________________________________________________________________________________

____________________________________________________________________________________

2.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?

____________________________________________________________________________________

____________________________________________________________________________________

3.	Have you discussed this particular proxy proposal with anyone outside of Columbia Management’s investment group[2]?

____________________________________________________________________________________

____________________________________________________________________________________

4.	Are you aware of any other potential personal conflicts of interest not described above? Please detail below.

____________________________________________________________________________________

____________________________________________________________________________________

Name:

Signed:

Date:

[1]	Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.
[2]	Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.

B-15

CMA’s Proxy Voting Policy (Appendix C): CMA Proxy Vote Recommendation/Proxy Committee Request Form

Name of Investment Associate:

Company Name:

Cutoff Date and Meeting Date:

Proxy Agenda Item:

Description of Item:

(The above information will be pre-populated by the Proxy Department.)

Recommendation (Check One):

        FOR

        AGAINST

        WITHHOLD

        ABSTAIN

Brief rationale:

_________________________________________________________________________________________________

_________________________________________________________________________________________________

_________________________________________________________________________________________________

_________________________________________________________________________________________________

_________________________________________________________________________________________________

Please attach any supporting information other than analysis or reports provided by the Proxy Department.

_________________________________________________________________________________________________

Signed

By signing, I am certifying that I either have no conflicts of interest-related information to report or have sent a completed “Conflicts of Interest Disclosure and Certification Form” to Compliance Risk Management (Conflicts Officer).

Send Completed Forms to:

GWIM Investment Operations – Proxy Department

B-16

Columbia Management®

COLUMBIA FUNDS SERIES TRUST

Class A, Class B, Class C, Class R and Class Z Shares

STATEMENT OF ADDITIONAL INFORMATION

August 1, 2007

Feeder Funds

Columbia High Income Fund

Columbia International Value Fund

Columbia Large Cap Core Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Growth Fund

Columbia Small Cap Growth Fund II

This SAI is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with the Funds’ prospectuses dated August 1, 2007. It provides information about the share classes of the Feeder Funds listed above, each of which are series of the Trust. The annual reports for the Funds, which include the Funds’ audited financial statements dated March 31, 2007, are hereby incorporated by reference into this SAI.

Copies of any Fund’s current prospectus, annual and semi-annual reports may be obtained without charge by writing Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081, by calling Columbia Funds at 800.345.6611 or by visiting the Columbia Funds’ website at www.columbiafunds.com.

SAI PRIMER

The SAI is a part of the Funds’ registration statement that is filed with the SEC. The registration statement includes the Funds’ prospectuses, the SAI and certain other exhibits. The SAI, and any supplements to it, can be found online at www.columbiafunds.com, or by searching the SEC’s website at www.sec.gov.

The SAI generally provides additional information about the Funds that the SEC has concluded is not required to be in the Funds’ prospectuses. Investors nevertheless may find the information important and helpful. The SAI expands discussions of the matters described in the Funds’ prospectuses and provides certain additional information about the Funds that may be of interest to some investors. Among other things, the SAI provides information about:

•	the organization of the Trust;

•	the Funds’ investments;

•	the Funds’ investment advisor, investment sub-advisor(s) (if any) and other service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest;

•	the governance of the Funds;

•	the Funds’ brokerage practices;

•	the share classes offered by the Funds;

•	the purchase, sale and pricing of Fund shares; and

•	the application of federal income tax laws.

If you have any questions about the Funds, please call Columbia Funds at 800.345.6611 or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI. Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI. Please note that the terms “Fund(s)” and “Master Portfolio(s)” are sometimes used interchangeably in this SAI.

Glossary

1933 Act	Securities Act of 1933, as amended

1934 Act	Securities Exchange Act of 1934, as amended

1940 Act	Investment Company Act of 1940, as amended

Administrator	CMA

Advisor	CMA

AMEX	American Stock Exchange

BAI	Banc of America Investment Services, Inc.

Bank of America	Bank of America Corporation

BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.

Board	The Trust’s Board of Trustees

Brandes	Brandes Investment Partners, L.P., the investment sub-advisor to certain of the Funds

CFST	The Trust

CFTC	Commodity Futures Trading Commission

CMA	Columbia Management Advisors, LLC, the Funds’ investment advisor

CMD	Columbia Management Distributors, Inc., the Funds’ principal underwriter and distributor

CMG	Columbia Management Group, LLC, the primary investment division of Bank of America

CMIT	Columbia Funds Master Investment Trust, LLC, a registered investment company in the Columbia Funds Family

CMOs	Collateralized mortgage obligations

CMS	Columbia Management Services, Inc.

Glossary

Code	Internal Revenue Code of 1986, as amended

Code(s) of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act

Columbia Funds Complex	The mutual fund complex that is comprised of the open-end investment management companies advised by CMA or its affiliates and principally underwritten by CMD, as that term is defined under Item 12 of Form N-1A

Columbia Funds or Columbia Funds Family	The fund complex that is comprised of the open-end investment management companies advised by CMA or its affiliates and principally underwritten by CMD

Custodian	State Street

Distributor	CMD

Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Funds’ shares

FDIC	Federal Deposit Insurance Corporation

FHLMC	Federal Home Loan Mortgage Corporation

Feeder Fund(s)	One or more of the series of CFST that invests all of its assets in a corresponding Master Portfolio that is a series of CMIT

Fitch	Fitch Investors Service, Inc.

FNMA	Federal National Mortgage Association

Fund	One of the open-end management investment companies (that is or is not listed on the front cover of this SAI, as the context may require) that is a series of the Trust

Funds	Two or more of the open-end management investment companies (that are or are not listed on the front cover of this SAI, as the context may require) that are series of the Trust

GNMA	Government National Mortgage Association

High Income Fund	Columbia High Income Fund

High Income Master Portfolio	Columbia High Income Master Portfolio

International Value Fund	Columbia International Value Fund

International Value Master Portfolio	Columbia International Value Master Portfolio

Investment Advisory Agreement	The investment advisory agreement between the Trust, on behalf of its Funds, and the Advisor

Investment Sub-Advisory Agreement	The investment sub-advisory agreement among the Trust on behalf of its Fund(s), the Advisor and a Fund’s investment sub-advisor(s), as the context may require

IRS	United States Internal Revenue Service

Large Cap Core Fund	Columbia Large Cap Core Fund

Large Cap Core Master Portfolio	Columbia Large Cap Core Master Portfolio

LIBOR	London Interbank Offered Rate

MacKay Shields	MacKay Shields LLC, the investment sub-advisor to certain of the Funds

Marsico	Marsico Capital Management, LLC, the investment sub-advisor to certain of the Funds

Marsico Focused Equities Fund	Columbia Marsico Focused Equities Fund

Marsico Focused Equities Master Portfolio	Columbia Marsico Focused Equities Master Portfolio

Marsico Growth Fund	Columbia Marsico Growth Fund

Marsico Growth Master Portfolio	Columbia Marsico Growth Master Portfolio

Master Portfolio(s)	One or more of the open-end investment companies that is a series of CMIT (The terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this SAI).

Money Market Fund(s)	One or more of the money market funds in the Columbia Funds Family

Moody’s	Moody’s Investors Service, Inc.

Glossary

NRSRO	Nationally recognized statistical ratings organization (such as Moody’s, Fitch or S&P)

NYSE	New York Stock Exchange

Principal Underwriter	CMD

REIT	Real estate investment trust

S&P	Standard & Poor’s Corporation (“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Columbia Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in any Columbia Funds).

SAI	This Statement of Additional Information

SEC	United States Securities and Exchange Commission

Selling Agent	Banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor

Servicing Agent	Banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the Distributor

Small Cap Growth Fund II	Columbia Small Cap Growth Fund II

Small Cap Growth Master Portfolio	Columbia Small Cap Growth Master Portfolio

SMBS	Stripped mortgage-backed securities

State Street	State Street Bank and Trust Company

Transfer Agent	CMS

Transfer Agency Agreement	The transfer agency agreement between the Trust, on behalf of its Funds, and CMS

The Trust	Columbia Funds Series Trust (or CFST), the registered investment company in the Columbia Funds Family to which this SAI relates

Trustee(s)	One or more of the Board’s Trustees

ABOUT THE TRUST

The Trust is a registered investment company in the Columbia Funds Family. Columbia Funds offers over 100 mutual funds in all major asset classes and has approximate total assets in excess of $[            ] as of [                    ], 2007.

The Trust was organized as a Delaware business trust, a form of entity now known as a statutory trust, on October 22, 1999. On September 26, 2005, the Trust changed its name from Nations Funds Trust to Columbia Funds Series Trust.

On that same day, the names of the Funds were changed as follows: Nations High Yield Bond Fund to Columbia High Income Fund, Nations International Value Fund to Columbia International Value Fund, Nations Strategic Growth Fund to Columbia Large Cap Core Fund, Nations Marsico Focused Equities Fund to Columbia Marsico Focused Equities Fund, Nations Marsico Growth Fund to Columbia Marsico Growth Fund, and Nations Small Company Fund to Columbia Small Cap Growth Fund II.

Each of the Funds in the Trust represents a separate series of the Trust and is an open-end diversified management investment company. Each of the Funds has a fiscal year end of March 31st.

Each of the Funds is a Feeder Fund that seeks to achieve its respective investment objectives by investing substantially all of its assets in other mutual funds (the Master Portfolios) with the same investment objective, principal investment strategies and investment risks. Remember that the terms “Fund(s)” and “ Master Portfolio(s)” are sometimes used interchangeably in this SAI.

ABOUT THE FUNDS’ INVESTMENTS

The investment objective, principal investment strategies (i.e., as used in this SAI and the corresponding prospectuses, a strategy which typically involves the investment of more than 10% of a Fund’s assets) and related principal investment risks for each Fund, are discussed in each Fund’s prospectus.

See Capital Stock and Other Securities for a listing and description of the classes of shares that each Fund offers, including shareholder rights.

Remember that the terms “Fund(s)” and “ Master Portfolio(s)” are sometimes used interchangeably in this SAI.

Certain Investment Activity Limits

The overall investment activities of CMA and its affiliates may limit the investment opportunities for a Fund in certain markets in which limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, a Fund’s activities also may be restricted because of regulatory restrictions applicable to CMA and its affiliates, and/or their internal policies.

Fundamental and Non-Fundamental Investment Policies

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Fund supplements the discussion in the prospectuses for each Fund. A fundamental policy may only be changed with shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding a qualitative investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset, except for borrowings and other instruments that may give rise to leverage which are monitored on an ongoing basis.

Fundamental Investment Policies

1.	Each Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.

2.	Each Fund may not purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

3.	Each Fund may not purchase or sell commodities, except that a Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

4.	Each Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

5.	Each Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

6.	Each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

7.	Each Fund, except Marsico Focused Equities Fund, may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

Non-Fundamental Investment Policies

1.	The Funds may not purchase securities of other investment companies except as permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder. Any Fund that is purchased by another Fund in reliance on Section 12(d)(1)(G) of the 1940 Act will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

2.	A Fund may not invest more than 15% of its net assets in illiquid securities.

3.	To the extent a Fund is subject to Rule 35d-1 under the 1940 Act (the Names Rule), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, it has adopted the following non-fundamental policy: Shareholders will receive at least 60 days’ notice of any change to a Fund’s investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

Exemptive Orders

In addition to the policies outlined above, the Columbia Funds Family has received the following exemptive orders from the SEC which enable the Funds to participate in certain transactions beyond the investment limitations described above or described in otherwise applicable restrictions:

1.	Pursuant to an exemptive order dated October 5, 1993, all current and future Funds advised by CMA may, subject to certain conditions, pool their uninvested cash balances in one or more joint accounts and use the daily balance of such accounts to enter into repurchase agreements, including the condition that such agreements have a maturity of not more than seven days.

2.	Pursuant to an exemptive order dated September 5, 2003, a Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Permissible Investments and Related Risks

Each Fund’s prospectus identifies and summarizes the individual types of securities in which the Fund invests as part of its principal investment strategies and the risks associated with such investments.

The table below identifies for each Fund the types of securities in which it is permitted to invest. If a type of security identified for a Fund is not described in the Fund’s prospectus, the Fund may invest no more than 10% of the Fund’s total assets in such security type. The Fund may invest in the types of securities described in its prospectus without regard to the 10% limitation.

Additional information about individual types of securities (including certain of their associated risks) in which some or all of a Fund may invest is set forth below. A Fund’s investment in these types of securities is subject to a Fund’s investment objective and fundamental and non-fundamental investment policies.

Permissible Fund Investments

Investment Type	High Income Fund	International Value Fund	Large Cap Core Fund	Marsico Focused Equities Fund	Marsico Growth Fund	Small Cap Growth Fund II
Asset-Backed Securities	✓		✓	✓	✓	✓
Bank Obligations	✓	✓	✓	✓	✓	✓
Common Stock			✓			✓
Convertible Securities	✓		✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓	✓	✓	✓
Derivatives		✓	✓	✓	✓	✓
Dollar Rolls			✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓	✓	✓
Foreign Currency Transactions			✓	✓	✓	✓
Futures and Options Contracts		✓	✓	✓	✓	✓
Guaranteed Investment Contracts (Funding Agreements)	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓		✓	✓	✓	✓
Illiquid Securities	✓	✓	✓	✓	✓	✓

Permissible Fund Investments

Investment Type	High Income Fund	International Value Fund	Large Cap Core Fund	Marsico Focused Equities Fund	Marsico Growth Fund	Small Cap Growth Fund II
Investing in Other Investment Companies	✓	✓	✓	✓	✓	✓
Investing in a Master Portfolio	✓	✓	✓	✓	✓	✓
Money Market Instruments	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities			✓	✓	✓	✓
Participation Interests	✓		✓	✓	✓	✓
Preferred Stock			✓	✓	✓	✓
Private Placement and Other Securities		✓	✓	✓	✓	✓
REITs and Master Limited Partnerships		✓	✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements			✓	✓	✓	✓
Stripped Securities			✓	✓	✓	✓
Structured Products and Linked Securities			✓	✓	✓	✓
Swap Agreements			✓	✓	✓	✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations			✓	✓	✓	✓
Warrants and Rights			✓	✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions			✓	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓		✓	✓	✓	✓

Asset-Backed Securities

Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of receivables. They entitle the security holder to receive the payments on the underlying assets (less servicing fees paid to the originator or other parties or fees paid for any credit enhancement and payments on any retained or remainder portion of the assets retained by the originator or sold to another party). Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that transfers them to a special purpose entity such as a trust, which then, in turn, issues structures which are backed by the receivables and which are privately placed or publicly offered.

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the underlying assets, the creditworthiness of the servicing agent for the securities, information concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements. The existence or extent of any credit enhancement varies and apply only to a portion of the asset-backed security’s face value. The value of asset-backed securities will be affected by the exhaustion, termination or expiration of any credit enhancement.

Declining or low interest rates may lead to a more rapid rate of repayment on the underlying assets, resulting in accelerated payments on the asset-backed securities that then must be reinvested at a lesser rate of interest. Rising or high interest rates tend to lead to a slower rate of repayment on the underlying assets, resulting in slower than expected payments on the asset-backed securities that can, in turn, lead to a decline in value. The impact of changing interest rates on the value of an asset-backed security may be difficult to predict and result in greater volatility. Holders of asset-backed securities generally have no recourse against the originator of the underlying assets in the event of a default on the underlying assets.

Bank Obligations (Domestic and Foreign)

Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank. For purposes of any applicable investment policies with respect to bank obligations, the assets of a bank or savings institution may, if certain conditions are satisfied, be deemed to include the assets of its domestic and foreign branches.

Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Banker’s acceptances are time drafts drawn on and accepted by banks and are a customary means of effecting payment for merchandise sold in import-export transactions and a general source of financing. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign (mainly European) banks with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

Bank investment contracts are issued by banks. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of a bank. The bank then credits to a Fund payments at negotiated, floating or fixed interest rates.

Investing in bank obligations is subject to certain risks. Certain bank obligations, such as some CDs, are insured by the FDIC. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high-levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality.

Common Stock

Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends, if any, on their holdings. However, ownership of common stock does not entitle owners to involvement in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE, AMEX or the Nasdaq Stock Market. Domestic and foreign corporations also may have their shares traded, on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange.

Investing in common stocks is subject to certain risks. Stock market risk, for example, is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and fall based on factors specific to each company, such as changes in earnings or management, as well as general economic and market factors.

If a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and “preferred” stock take priority over the claims of those who own common stock.

Investing in common stocks also presents the risks applicable to investing in a particular type of company. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, may be more reliant on singular products or services and more vulnerable to larger competitors. Common stocks of these types of companies may have a higher potential for gains but also may be subject to greater risk of loss.

Investing in common stocks also presents the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector. When market conditions favorably affect, or are expected favorably to affect, an industry, the prices of the common stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ common stocks to decline.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). As such, convertible securities combine the investment characteristics of debt securities and equity securities but typically retain the investment characteristics of debt securities until they have been converted. A holder of convertible securities is entitled to receive the income of a bond, debenture or note or the dividend of a preferred stock until the conversion privilege is exercised. The market value of convertible securities generally is a function of, among other factors, interest rates, the rates of return of similar nonconvertible securities and the financial strength of the issuer. The market value of convertible securities tends to decline as interest rates rise and, conversely, to rise as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the rate of return of the convertible security. Because both interest rate and market movements can influence their value, convertible securities generally are not as sensitive to changes in interest rates as similar debt securities nor generally are they as sensitive to changes in share price as their underlying common stock.

Investing in convertible securities is subject to certain risks. Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses. Certain convertible securities may have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified exchange ratio. Certain convertible securities may be convertible at the option of the issuer, which may require a holder to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

In addition, some convertible securities may be rated below investment grade or may not be rated and, therefore, may be considered speculative investments. Companies that issue convertible securities usually are small- and mid-capitalization companies and, accordingly, carry the risks associated with such companies. In addition, the credit rating of a company’s convertible securities generally is lower than that of its conventional debt securities. Convertible securities are senior to equity securities and have a claim to the assets of an issuer prior to the holders of the issuer’s common stock in the event of liquidation but generally are subordinate to similar non-convertible securities of the same issuer. Some convertible securities particularly are sensitive to changes in interest rates when their predetermined conversion price is much higher than the issuing company’s common stock.

Corporate Debt Securities

Corporate debt securities are fixed income securities typically issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturities and secured or unsecured status. Commercial paper has the shortest term and usually is unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Extendible commercial notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend maturity to 390 days. ECNs are issued at a discount rate with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carry a relatively high degree of risk.

Investing in corporate debt securities is subject to certain risks including, among others, credit and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it becomes due. Some corporate debt securities that are rated below investment grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than and, therefore, may be paid in full before, lower ranking (subordinated) securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than do corporate debt securities with shorter terms.

Derivatives

Derivatives are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity like gold), or a market indices (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; linked securities and structured products; collateralized mortgage obligations; stripped securities; warrants and swap agreements. For more information about each these derivatives, see the sections in this SAI that describe them.

A Fund may use derivatives for a variety of reasons, including: to enhance its return, to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); to protect its unrealized gains reflected in the value of its portfolios securities; to facilitate the sale of such securities for investment purposes; to reduce transaction costs; and/or to manage the effective maturity or duration of its portfolio.

A Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. There is also a risk that the derivative will not correlate well with the security that it is substituting. A Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not always exist at times when a Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and may be more difficult to value. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that a Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount of taxes payable by shareholders.

A Fund may use any or all of these investment techniques and may purchase different types of derivative securities at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables including market conditions.

Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

A Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple (typically two) of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. The Advisor believes that indexed and inverse floating obligations represent flexible portfolio management instruments that allow a Fund to seek potential investment rewards, hedge other portfolio positions or vary the degree of investment leverage relatively efficiently under different market conditions. A Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

Swap Agreements. Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, credit, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors.

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities or an index. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund’s exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

The Advisor does not believe that a Fund’s obligations under swap agreements are senior securities and, accordingly, a Fund will not treat them as being subject to its borrowing restrictions.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund’s performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. Additionally, whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Advisor’s ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to a Fund). In connection with credit default swaps in which a Fund is the buyer, a Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to a Fund’s exposure (any accrued but unpaid net amounts owed by a Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, a Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to a Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of a Fund’s portfolio. Such segregation or “earmarking” will not limit a Fund’s exposure to loss.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

Equity swaps are derivative instruments and their values can be very volatile. To the extent that the Advisor does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap

 3/8is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the Securities Act of 1933. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-, Currency- and Equity-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index and currency-linked securities are derivative instruments, which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Advisor. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Advisor. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad. Certain derivative instruments may be illiquid.

Dollar Rolls

Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar (same type, coupon and maturity) securities on a specified future date and lower price. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls. A Fund foregoes principal and interest paid on the securities during the “roll” period. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities as well as the interest earned on the cash proceeds of the initial sale.

Using dollar rolls presents certain risks. Dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase may decline below the repurchase price or the transaction costs may exceed the return earned by a Fund from the transaction. Dollar rolls also involve risk to a Fund if the other party should default on its obligation and a Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction.

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors.

Foreign securities may include depositary receipts, such as American Depository Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are receipts issued in Europe typically by foreign banks or trust companies and foreign branches of domestic banks that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in Depositary Receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Foreign securities also may include securities of Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain (PFIC tax) related to the investment, which will be allocated over the period that a Fund is invested in a PFIC. The PFIC tax is the highest ordinary income tax rate in effect for any period multiplied by the portion of the excess distribution allocated to such period, and it could be increased by an interest charge on the deemed tax deferral. A Fund may elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs, which in many cases may be difficult to obtain. An alternative election would permit a Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year.

Investing in foreign securities is subject to certain risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. A Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes which would reduce the amount of income and capital gains available to distribute to a Fund’s shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

Certain of the risks associated with investments in foreign securities are heightened with respect to investments in emerging market countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin, and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging market securities also involves risks beyond the risks applicable to foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.

Investing in foreign securities also involves currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may purchase or sell forward foreign currency exchange contracts in order to attempt to minimize the risk to a Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A Fund also may purchase and sell foreign currency futures contracts and related options.

Foreign Currency Transactions

Foreign currency transactions may be used to protect, to some extent, against uncertainty in the level of future currency exchange rates by establishing a fixed exchange rate. Foreign currency transactions may involve the purchase or sale of foreign currencies on a spot basis at the prevailing exchange rate or may involve “forward contracts” that allow a Fund to purchase or sell foreign currencies at a future date. Forward contracts may be used for “transaction hedging,” “position hedging” and “cross-hedging.” A Fund may use forward sale contracts to sell an amount of a foreign currency approximating the value of a Fund’s securities denominated in the foreign security when that foreign currency suffers a substantial decline against the U.S. dollar. A Fund may use forward purchase contracts to purchase a foreign currency when it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized if the value of the hedged currency increases.

Transaction hedging may allow a Fund to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest rate payment in a foreign currency. A Fund may use transaction hedging to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging may allow a Fund to protect against an adverse change in the relationship between the U.S. dollar and the applicable foreign currencies in which its portfolio securities are denominated. A Fund may use position hedging when it is believed that the U.S. dollar may suffer a decline against the foreign currency by entering into a forward purchase contract to purchase that foreign currency for a fixed dollar amount.

Cross-hedging may allow a Fund to enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall if there is a decline in the U.S. dollar value of the currency in which a Fund’s securities are denominated.

A Fund also may purchase exchange-listed and over-the-counter call and put options on foreign currencies and foreign currencies contracts. Options on foreign currencies and foreign currencies contracts give the holder a right to buy or sell the underlying foreign currencies or foreign currencies contracts for a specified period of time and for a specified amount. The value of an option on foreign currencies or foreign currencies contracts reflects the value of an exchange rate, which depends on the relative values of the U.S. dollar and the relevant foreign currency.

Engaging in foreign currency transactions is subject to certain risks. If the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the dollar value of any securities held by a Fund denominated in that currency. It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract, which may make it necessary for a Fund to purchase additional foreign currency on the spot market if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver at the time a Fund sells the security being hedged. The value of any currency, including the U.S. dollar, may be affected by political and economic factors applicable to the issuer’s country. The exchange rates of currencies also may be affected adversely by governmental actions. Transaction, position and cross-hedging do not eliminate fluctuations in the underlying prices of securities that a Fund owns or intends to purchase or sell and may limit the amount of potential gain that might result from the increase in value of the currency being hedged. Settlement procedures relating to a Fund’s foreign currency transactions may be more complex than those relating to investments in securities of U.S. issuers.

Futures and Options Contracts

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. A Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency.

Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities currently owned or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities. Regulations of the CFTC applicable to a Fund require that all of its futures transactions constitute bona fide hedging transactions except to the extent that the aggregate and initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of a Fund’s portfolio.

Upon entering into futures contracts, in compliance with the SEC’s requirements, cash or liquid securities, equal in value to the amount of a Fund’s obligation under the contract (less any applicable margin deposits and any assets that constitute “cover” for such obligation), will be segregated with a Fund’s custodian.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract, although a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities in order to initiate and maintain open positions in futures contracts. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit intended to assure completion of the contract (delivery or acceptance of the underlying instrument) that is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Minimum initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. Subsequent payments, called “variation margin,” to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, a process known as “marking to market.” If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional variation margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made for as long as the contract remains open. A Fund expects to earn interest income on its margin deposits.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities (stock index futures contracts do not permit delivery of securities), the contracts usually are closed out before the settlement date without the making or taking of delivery. As such, a Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by a Fund. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract (i.e., the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date) to terminate the position. Final determinations are made as to whether the price of the initial sale of the futures contract exceeds or is below the price of the offsetting purchase, or whether the purchase price exceeds or is below the offsetting sale price. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or a gain. Brokerage commissions are incurred when a futures contract is bought or sold.

Successful use of futures contracts by a Fund is subject to the Advisor’s ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Fund therefore bears the risk that future market trends will be incorrectly predicted.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

In the event of adverse price movements, a Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if a Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

In addition, there is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution of special procedures, by exchanges, which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by a Fund, a Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract, which may limit a Fund’s ability to realize its profits or limit its losses. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges – principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. A Fund will deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. A Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates. A Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

Stock Options and Stock Index Options. A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

A primary difference between stock options and stock index options becomes evident when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or a narrower market index, such as the S&P 100 Index. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Stock index options are currently traded on the following exchanges: the Chicago Board Options Exchange, the NYSE, the AMEX, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

The successful use of a Fund’s options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless a Fund exercises the option or enters into a closing sale transaction for such option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since a Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. The writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, a Fund will realize a loss equal to the premium paid. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation (OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, a Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Dealer Options. Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to dealer options. While a Fund might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if a Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction. Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, a Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While each Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with a Fund, no assurance exists that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to a Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, a Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

The staff of the SEC takes the position that purchased dealer options are illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that a Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, a Fund will treat dealer options as subject to a Fund’s limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, a Fund will change its treatment of such instruments accordingly.

Writing covered options. A Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with a Fund’s investment goal and policies. Call options written by a Fund give the purchaser the right to buy the underlying securities from a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price; put options give the purchaser the right to sell the underlying securities to a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price.

A Fund may write only covered options, which means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, a Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. A Fund may write combinations of covered puts and calls, called straddles, on the same underlying security.

A Fund will receive a premium from writing a put or call option, which increases a Fund’s return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by a Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an offsetting option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. A Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If a Fund writes a call option but does not own the underlying security, and when it writes a put option, a Fund may be required to deposit cash or securities with its broker as “margin” or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, a Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. A Fund may purchase call options to hedge against an increase in the price of securities that a Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) Options. A Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by a Fund, only pursuant to agreements that will assure that a Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. A Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be “in-the-money” as an illiquid investment. It is the present policy of a Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund’s Prospectus) of a Fund’s net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by a Fund, (ii) OTC options purchased by a Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Index Options. As an alternative to purchasing call and put options on index futures, a Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

Foreign Stock Index Options. A Fund may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

Options on Futures Contracts. A Fund may purchase and write call and put options on futures contracts it may buy or sell. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. There is no guarantee that such closing transactions can be effected.

A Fund will enter into written options on futures contracts only when, in compliance with the SEC’s requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. There may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Successful use of index futures by a Fund for hedging purposes is also subject to the Advisor’s ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in a Fund’s portfolio may decline. If this occurs, a Fund would lose money on the futures and also experience a decline in the value of its portfolio securities, as a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, a Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

Use by Tax-Exempt Funds of Interest Rate and U.S. Treasury Security Futures Contracts and Options. A Fund investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Index Futures Contracts and Options on Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).

A Fund may also purchase and sell options on index futures contracts. Options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged.

Guaranteed Investment Contracts (Funding Agreements)

Guaranteed investment contracts, or funding agreements, are debt instruments issued by insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Fund payments at negotiated, floating or fixed interest rates. A Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards.

Investing in guaranteed investment contracts is subject to certain risks. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Fund on seven days notice or less, at which time the investment may be considered illiquid under applicable SEC regulatory guidance and subject to certain restrictions.

Illiquid Securities

Illiquid securities are defined by a Fund pursuant to the SEC staff’s current guidance and interpretations which provides that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Subject to its investment policies, a Fund may invest in illiquid investments and may invest in certain restricted securities that are deemed to be liquid securities.

Investing in Other Investment Companies

Investing in other investment companies is a manner in which a Fund seeks to achieve its investment objective. A Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, its rules and regulations and any exemptive orders currently or in the future obtained by a Fund from the SEC.

The 1940 Act generally requires that a Fund limit its investments in another investment company or series thereof so that, as determined immediately after a securities purchase is made: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) not more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a Fund or by the company as a whole. Such other investment companies may include exchange-traded funds (ETFs) which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries.

Under the 1940 Act and regulations thereunder, a Fund may purchase shares of other affiliated Columbia Funds, including the Money Market Funds, subject to certain conditions. Investing in affiliated funds may present certain actual or potential conflicts of interest, which are discussed below. For more information about such actual and potential conflicts of interest, see Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest.

Investing in other investment companies is subject to certain risks. Although a Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to gain exposure to a type of security or to be fully invested, there are potential disadvantages. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. A shareholder may be charged fees not only on a Fund shares held directly but also on the investment company shares that a Fund purchases.

In addition, investing in ETFs is subject to certain other risks. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track as well as to the risks of the specific sector or industry on which the ETF is based. ETFs also are subject to the risk that their prices may not correlate perfectly to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons.

Investing in a Master Portfolio

Investing in a Master Portfolio is the way in which a Fund may seek to achieve its investment objective. The 1940 Act permits a Fund, under certain conditions, to invest all of its assets in another mutual fund. Under this structure, called a master/feeder structure, a Fund (the Feeder Fund) invests all of its assets in a corresponding Master Portfolio with the same investment objective, principal investment strategies and risks as the Feeder Fund. The Master Portfolio is a separate series of Columbia Funds Master Investment Trust, which is organized as a limited liability company under the laws of the State of Delaware, and is itself a registered investment company in the Columbia Funds Family. Other entities (e.g., other investment companies, commingled trust funds, institutional and certain individual investors), along with other Master Portfolios, may invest in the Master Portfolio from time to time. Accordingly, there also may be other investment companies, as well as other investment vehicles, through which you can invest in the Master Portfolio that may have higher or lower fees and expenses than those of the Feeder Fund and that, therefore, may have different performance results than the Feeder Fund.

The primary advantages of the master/feeder structure are potential economies of scale. For example, the larger asset size of the Master Portfolio may allow it to purchase securities and engage in brokerage transactions on more favorable terms than might otherwise be available to the Feeder Fund alone, as well as, over time, to enjoy other benefits associated with achieving economies of scale.

Investing in a Master Portfolio is subject to certain risks. As with any mutual fund, other investors in the Master Portfolio could control the results of voting at the Master Portfolio level in certain instances (e.g., a change in fundamental policies by the Master Portfolio which was not approved by a Fund’s shareholders). This could cause the Feeder Fund to withdraw its investment in the Master Portfolio. The Feeder Fund also may withdraw its investment in the Master Portfolio at any time if the Board determines that it is in the best interest of the Feeder Fund to do so. Upon such withdrawal, the Board would consider what action should be taken, including the investment of all of the assets of the Feeder Fund in another pooled investment entity having, for example, the same (or similar) investment objective, principal investment strategies and risks as the Feeder Fund or the hiring of an investment advisor to manage the Feeder Fund’s assets in accordance with its investment objective and principal investment strategies. Further, the withdrawal of other entities that may from time to time invest in the Master Portfolio could have an adverse effect on the performance of the Master Portfolio and the Feeder Fund, such as decreased economies of scale and increased per share operating expenses.

Low and Below Investment Grade Securities

Low and below investment grade securities are debt securities with the lowest investment grade rating (e.g., BBB by S&P and Fitch or Baa by Moody’s) or that are below investment grade (e.g., lower than BBB by S&P and Fitch or Baa by Moody’s) or are unrated but of comparable quality. These types of securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications, or similar events, are more speculative in nature than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities generally are issued by unseasoned companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. Low and below investment grade securities and comparable unrated securities: (i) likely will have some quality and protective characteristics that, in the judgment of an NRSRO, are outweighed by large uncertainties or major risk exposures to adverse conditions; (ii) are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation; and (iii) may have a less liquid secondary market, potentially making it difficult to value or sell such securities.

Investing in low and below investment grade securities and comparable unrated securities is subject to certain risks. The rates of return on these types of securities generally are higher than the rates of return available on more highly rated securities, but generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, a Fund may be more dependent on the Advisor’s credit analysis with respect to these types of securities than is the case for more highly rated securities.

The market values of certain low and below investment grade securities and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than more highly rated securities. In addition, issuers of these types of securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default is significantly greater because low and below investment grade securities and comparable unrated securities generally are unsecured and frequently are subordinated to more senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its holdings of such securities. The existence of limited markets for lower-rated debt securities may diminish a Fund’s ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value; and (ii) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Money Market Instruments

Money market instruments are high-quality, short-term debt obligations, which include: (i) bank obligations, including certificates of deposit and bankers’ acceptances; (ii) funding agreements; (iii) repurchase agreements; (iv) obligations of the United States and foreign countries and each of their agencies and instrumentalities; and (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities.

Investing in money market instruments is subject to certain risks. Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Mortgage-Backed Securities

Mortgage-backed securities are a type of asset-backed security and represent interests in, or debt securities backed by, pools of underlying mortgages. In some cases, they may be insured or guaranteed by the U.S. Government or its agencies. They pass through the payments on the underlying mortgages to the security holders (less servicing fees paid to the originator or other parties or fees paid for any credit enhancement and payments on any retained or remainder portion of the assets retained by the originator or sold to another party). Mortgage-backed securities are created when mortgage originators transfer the mortgages to a special purpose entity such as a trust, which then, in turn, issues securities with a minimum denomination and specific term. The securities are privately placed or publicly offered.

Mortgage-backed securities commonly are issued or guaranteed by the Government National Mortgage Association (also known as Ginnie Mae or GNMA), the Federal National Mortgage Association (also known as Fannie Mae or FNMA), or the Federal Home Loan Mortgage Corporation (also known as Freddie Mac or FHLMC), but also may be issued or guaranteed by other issuers, including private companies. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its stock nor the securities it issues are insured or guaranteed by the U.S. Government. FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, “repackages” them and provides certain guarantees. FHLMC’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Mortgage-backed securities issued by FHLMC are not guaranteed as to timely payment of interest and principal by the U.S. Government.

Collateralized mortgage obligations (CMOs) are debt obligations issued by special-purpose trusts, collateralized by underlying mortgage assets. Principal prepayments on underlying mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a periodic basis. The principal and interest payments on the underlying mortgage assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgage assets are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Real estate mortgage investment conduits (REMICs) are entities that own mortgages and elect REMIC status under the Code and, like CMOs, issue debt obligations collateralized by underlying mortgage assets that have characteristics similar to those issued by CMOs.

Investing in mortgage-backed securities is subject to certain risks, including, among others, prepayment, market and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages more quickly than expected, which may affect the security’s average maturity and rate of return. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages also may be affected by home value appreciation, ease of the refinancing process and local economic conditions, among other factors. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities can be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, which in turn may decrease their value. Credit risk reflects the risk that a holder of mortgage-backed securities may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. Government. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions.

Participation Interests

Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes, that have been “repackaged” by an intermediary, such as a bank or broker/dealer. Participation interests typically are issued by partnerships or trusts through which a Fund receives principal and interest payments made by the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, which are passed through to purchasers, such as a Fund. Mortgage-backed securities are a common type of participation interest.

Loan participations are a type of participation interest. Loan participations are interests in loans that are administered by a lending bank or agent for a syndicate of lending banks and sold by the bank or syndicate members.

Investing in participation interests is subject to certain risks. Participation interests generally are subject to the credit risk associated with the underlying borrowers. If the underlying borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the borrower. A Fund also may be deemed a creditor of the lending bank or syndicate members and be subject to the risk that the lending bank or syndicate members may become insolvent.

Preferred Stock

Preferred stock represents units of ownership of a public corporation that pay dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock shares some of the characteristics of both debt and equity. Preferred stock ordinarily does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond.

Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by corporate bidders. Shares typically are bought and sold at face values ranging from $100,000 to $500,000 per share. The potential benefits of APS include:

•	Reduced interest rate risk: Because these securities generally reset within a short period of time, the exposure to interest rate risk is somewhat mitigated.

•

Preservation of principal: The frequency of the dividend reset provisions makes APS an attractive cash management instrument. The auction reset mechanism generally assures that the shares will trade at par on the auction date. For those that reset frequently, the share price is not expected to fluctuate from par; however, the reset rate may reflect factors such as market conditions, demand and supply for a particular credit confidence in the issuer.

•	Credit quality: Most corporate APS carry an investment grade credit rating from both Moody’s and S&P, municipal APS typically carry the highest credit rating from both Moody’s and S&P (Aaa/AAA).

In addition to reinvestment risk if interest rates fall, some specific risks with regard to APS include:

•

Failed auction: Such a breakdown of the auction process is unlikely; however, in the event that the process fails, the rate is reset at the maximum applicable rate, which is usually described in the prospectus and typically is influenced by the issuer’s credit rating. In a failed auction, current shareholders generally are unable to sell some, or all, of the shares when the auction is completed. Typically, the liquidity for APS that have experienced a failed auction becomes very limited. If a failed auction were to occur, the shareholder may hold his or her shares until the next auction. Should there not be subsequent auctions that ‘unfail’ the process, the shareholder may: (1) hold the APS in anticipation of a refinancing by the issuer that would cause the APS to be called, or (2) hold securities either indefinitely or in anticipation of the development of a secondary market.

•	Early call risk: Although unlikely, the preferred shares are redeemable at any time, at the issuer’s option, at par plus accrued dividends.

Investing in preferred stock is subject to certain risks. For example, stock market risk is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and decline based on factors specific to each corporation, such as changes in earnings or management.

Investing in preferred stock also may involve the risks applicable to investing in a particular company. For example, stocks of smaller companies tend to have greater price fluctuations than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Stocks of these companies may have a higher potential for gains but also are subject to greater risk of loss.

Investing in preferred stock also may involve the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ stock to decline.

Private Placement and Other Securities

Private placement securities are securities that have been privately placed and that are eligible for sale only to certain qualified investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. However, the securities so purchased are often “restricted” and cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale.

Private placements typically may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

Investing in private placement and other restricted securities is subject to certain risks. Private placements may be considered illiquid securities. Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value due to the absence of a trading market.

Unlike public offerings, restricted securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Real Estate Investment Trusts

REITs are entities that either own properties or make construction or mortgage loans and also may include operating or finance companies. An equity REIT generally holds equity positions in real estate and seeks to provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties. A mortgage REIT generally specializes in lending money to owners of properties and passes through any interest income it may earn to its shareholders.

Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and the oil and gas industries, but they also may finance motion pictures, research and development and other projects.

Investing in REITs is subject to certain risks. For example, REITs may be subject to certain risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs also may be subject to interest rate risk. In general, increases in interest rates will decrease the value of high-yield securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for preferential tax treatment under the Code, which adversely could affect dividend payments.

Investing in master limited partnerships generally is subject to the risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. Additional risks include those associated with the specific industries in which a master limited partnership invests, such as the risks associated with investing in the real estate or oil and gas industries.

Repurchase Agreements

Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time subject to the obligation of a seller to repurchase and a Fund to resell such security at a fixed time and price (representing a Fund’s cost plus interest). Repurchase agreements also may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase. A Fund typically will enter into repurchase agreements with only with commercial banks, registered broker/dealers and the Fixed Income Clearinghouse Corporation, and only with respect to the highest quality securities, such as U.S. Government obligations. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest.

Using repurchase agreements is subject to certain risks. Repurchase agreements generally are subject to counterparty risk. If a counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale and accrued interest are less than the resale price provided in the repurchase agreement including interest. In addition, if a seller becomes involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if, for example, a Fund is treated as an unsecured creditor and is required to return the underlying collateral to the seller or its assigns.

Reverse Repurchase Agreements

Reverse repurchase agreements are agreements under which a Fund sells a security subject to the obligation of a buyer to resell and a Fund to repurchase such security at a fixed time and price. Reverse repurchase agreements also may be viewed as borrowings made by a Fund.

Using reverse repurchase agreements is subject to certain risks. Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

Stripped Securities

Stripped securities are derivatives that evidence ownership in either the future interest or principal payments on an instrument. Stripped securities typically are products of brokerage houses and the U.S. Government and there are many different types and variations. For example, separately traded interest and principal securities, or STRIPS, can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through the Federal Book-Entry System. TIGERS are Treasury securities stripped by brokers. Stripped mortgage-backed securities, or SMBS, also can issued by the U.S. Government or its agencies.

SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal.

Investing in stripped securities is subject to certain risks. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail fully to recoup its initial investment in such securities. The market value of the class consisting primarily or entirely of principal payments can be especially volatile in response to changes in interest rates. The rates of return on a class of SMBS that receives all or most of the interest are generally higher than prevailing market rates of return on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a greater risk that the initial investment will not be recouped fully.

Structured Products and Linked Securities

Structured products are types of derivative securities that may have various combinations of equity and debt characteristics. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

Linked securities are a type of structured product. Index-linked, equity-linked, currency-linked and other types of linked securities can be either equity or debt securities that call for interest payments and/or payment at maturity in different terms than a typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments depend on the performance of an underlying stock, index, or a weighted index of commodity futures such as crude oil, gasoline and natural gas.

Index-linked securities include issues such as S&P Depositary Receipt (SPDR), which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index. Because a unit investment trust is an investment company under the 1940 Act, a Fund’s investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500 Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, a Fund would continue to pay its own management and advisory fees and other expenses, as a result of which a Fund and its shareholders in effect would be absorbing duplicate levels of fees with respect to investments in such unit investment trusts.

With respect to equity-linked securities, at maturity, the principal amount of the debt is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Equity-linked securities include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES), and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Currency-linked debt securities are short-term or intermediate-term instruments that have a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Investing in structured products and linked securities is subject to certain risks. Because structured products typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products generally are of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher rates of return and present greater risks than unsubordinated structured securities. Structured products typically are sold in private placement transactions and may have a limited trading market.

Investments in “linked” securities can lead to large losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Fund to utilize linked-securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currency from emerging market countries, there are certain additional risks associated with such investments.

SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called “creation unit size” and are redeemable in-kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable- and Floating-Rate Obligations

Variable- and floating-rate obligations provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Unlike a fixed interest rate, a variable or floating rate is one that rises and declines based on the movement of an underlying index of interest rates and may pay interest at rates that are adjusted periodically according to a specified formula.

Investing in variable- and floating-rate obligations is subject to certain risks. Variable- and floating-rate obligations may involve direct lending arrangements between the purchaser and the issuer and there may be no active secondary market, making it difficult to resell such obligations to a third party. Variable- and floating-rate obligations also may be subject to interest rate and credit risks. Changes in interest rates can affect the rate of return on such obligations. If an issuer of a variable- or floating rate obligation defaults, a Fund could sustain a loss to the extent of such default.

Warrants and Rights

Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock.

Investing in warrants and rights is subject to certain risks. Warrants and rights may be subject to the risk that the purchaser could lose the purchase value of such securities. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights, such as when there is no movement in the market price or the market price of such securities declines.

When-Issued, Delayed Delivery and Forward Commitment Transactions

When-issued, delayed delivery and forward commitment transactions involve the purchase or sale of securities by a Fund, with payment and delivery taking place in the future. When engaging in when-issued, delayed delivery and forward commitment transactions, a Fund typically will hold cash or liquid securities in a segregated account in an amount equal to or greater than the purchase price. The payment obligation and, if applicable, the interest rate that will be received on the securities, are fixed at the time that a Fund agrees to purchase the securities. A Fund generally will enter into when-issued, delayed delivery and forward commitment transactions only with the intention of completing such transactions. However, the Advisor may determine not to complete a transaction if it deems it appropriate. In such cases, a Fund may realize short-term gains or losses.

Engaging in when-issued, delayed delivery and forward commitment transactions is subject to certain risks. There are the risks that the securities purchased may fall in value by the time they actually are issued or that the other party may fail to honor the contract terms. A Fund that invests in delayed delivery securities may rely on a third party to complete the transaction. Failure by a third party to deliver a security purchased on a delayed delivery basis may result in a financial loss to a Fund or the loss of an opportunity to make an alternative investment.

Zero-Coupon, Pay-in-Kind and Step-Coupon Securities

Zero-coupon securities do not pay interest on a current basis but instead accrue interest over the life of the security. Among the most common are zero-coupon bonds, which either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and zero-coupon securities are marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGER (Treasury Investor Growth Receipt) or STRIPS (Separate Trading of Registered Interest and Principal of Securities). Zero-coupon bonds also are issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages also exist and operate on the same principle as zero-coupon bonds; the CD holder or mortgage holder receives face value at maturity and no payments until then.

Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

Zero-coupon, step-coupon and pay-in-kind securities generally have substantially all the rights and privileges of holders of the underlying coupon obligations or principal obligations. Holders of these securities have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of such securities.

Investing in zero-coupon, pay-in-kind and step-coupon securities is subject to certain risks. The market prices of zero-coupon, step-coupon and pay-in-kind securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

Because zero-coupon securities bear no interest, they are the most volatile of all fixed income securities. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying out interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than full-coupon bonds, because the bonds have locked in a particular rate of reinvestment that becomes more attractive the further rates fall.

Borrowings

Each Fund has a fundamental policy with respect to borrowing that can be found under the heading About the Funds’ Investments – Fundamental and Non-Fundamental Investment Policies.

The Funds participate in committed and uncommitted lines of credit provided by State Street (the Lines of Credit). Any advance under the Lines of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Information about specific borrowings, if any, by any particular Fund under the Uncommitted Line over the last fiscal year, if any, can be found in its Annual Report to Shareholders for the year ended March 31, 2007.

As noted above, pursuant to an exemptive order from the SEC, a Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Under the uncommitted line of credit, as opposed to the committed line of credit, State Street is not obligated to lend money to a Fund. Accordingly, it is possible that a Fund may wish to borrow money under the uncommitted line of credit for a temporary or emergency purpose but may not be able to do so.

Short Sales

Each Fund may engage in short sales, which is the sale of a security or commodity futures contract not owned by the seller. The technique is used in order to take advantage of an anticipated decline in the price or to protect a profit in a long-term position. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

A Fund will sometimes sell securities short when the Fund owns an equal amount of such securities as those securities sold short. This is a technique known as selling short “against the box.”

A Fund’s successful use of short sales will be subject to the ability of the Advisor to correctly predict movements in the directions of the relevant market. A Fund that engages in short selling therefore bears the risk that the Advisor will incorrectly predict future price directions. In addition, if a Fund sells a security short, and that security’s price goes up, the Fund will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may not be closed out. There can be no assurance that the Fund will not incur significant losses in such a case.

Short sales “against the box” entail many of the same risks and considerations described above. However, when a Fund sells short “against the box” it typically limits the amount of securities that the Fund has leveraged.

Lending Securities

For various reasons, including to enhance a Fund’s return, a Fund may lend its portfolio securities to broker/dealers and other institutional investors. Loans are typically made pursuant to agreements that require the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Such loans may not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceeds one-third of the value of the Fund’s total assets. A Fund will continue to receive interest on the loaned securities while simultaneously earning interest on the investment of the collateral. However, a Fund will normally pay lending fees to such broker/dealers and related expenses from the interest earned on invested collateral. The Money Market Funds do not engage in securities lending.

Securities lending transactions are generally subject to counterparty risk, which is the risk that the counterparty to the transaction could default. In other words, the risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, loans are made only to borrowers deemed to be of good standing and when, in the Advisor’s judgment, the income to be earned from the loan justifies the attendant risks.

Temporary Defensive Positions

Each Fund may temporarily invest in money market instruments or hold cash while it is investing defensively. It may do so without limit, when the Advisor: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While a Fund engages in such strategies, it may not achieve its investment objective.

See also About the Funds’ Investments – Permissible Investments and Related Risks – Money Market Instruments.

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

For each Fund’s portfolio turnover rate, see the Financial Highlights section in the prospectus for that Fund.

Disclosure of Portfolio Information

The Board has adopted policies and procedures with respect to the disclosure of the Funds’ portfolio holdings. These policies and procedures are designed to ensure that disclosure of information regarding the Funds’ portfolio securities is in the best interests of Fund shareholders and to address conflicts between the interests of a Fund’s shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Fund, on the other. These policies and procedures provide that Fund portfolio holdings information generally may not be disclosed to any party prior to the earlier of: (1) the business day next following the posting of such information on the Funds’ website, if applicable, or (2) the time a Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The policies and procedures prohibit the Advisor and the Funds’ other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies and procedures apply to all categories of funds and include variations tailored to the different categories of funds. Under this tailored approach, some of the provisions described below do not apply to Funds covered by this SAI. The Advisor also has adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

Public Disclosures

The Funds’ portfolio holdings currently are disclosed to the public through required filings with the SEC and on the Funds’ website. This information is available on the Funds’ website as described below.

•	For equity, convertible, balanced and asset allocation Funds, a complete list of portfolio holdings as of a month-end is posted approximately 30 calendar days after such month-end.

•	For fixed income Funds, a complete list of portfolio holdings as of a fiscal quarter-end is posted approximately 60 calendar days after such quarter-end.

•	For Money Market Funds, a complete list of portfolio holdings as of a month-end is posted approximately the fifth business day after such month-end.

The Funds also disclose their largest holdings, as a percent of the market values of the Funds’ portfolios, as of month-end on their website generally within 15 days after such month-end; with the equity Funds posting their largest 10-15 holdings, the balanced Funds posting their largest 5 equity holdings, and certain fixed income Funds posting their top 5-15 holdings.

The scope of the information provided pursuant to the Funds’ policies relating to each Fund’s portfolio that is made available on the website may change from time to time without prior notice.

The Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Fund’s fiscal year). Shareholders may obtain the Funds’ Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov, a link to which is provided on the Columbia Funds’ website. In addition, the Funds’ Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

With respect to the variable insurance trusts, holdings information is disclosed no earlier than the time such information is filed in a publicly available SEC filing required to include such information.

The Funds, the Advisor and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Funds’ website or no earlier than the time the Funds file such information in a publicly available SEC filing required to include such information.

Other Disclosures

The Funds’ policies and procedures provide that no disclosures of the Funds’ portfolio holdings may be made prior to the holdings information being made public unless (1) the Funds have a legitimate business purpose for making such disclosure, (2) the Funds’ chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose, the following factors, and any additional relevant factors, are considered: (1) that any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Advisor; (2) any conflicts of interest between the interests of Fund shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Fund, on the other; and (3) that prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that otherwise is unlawful.

In addition, the Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information in order to assist the Funds with their day-to-day business affairs. In addition to the Advisor and its affiliates, these service providers include the Funds’ sub-advisor(s) (if any), the Funds’ independent registered public accounting firm, legal counsel, financial printers, the Funds’ proxy solicitor, the Funds’ proxy voting service provider, and rating agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. The Funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Funds currently have ongoing arrangements with certain approved recipients to disclose portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Funds’ chief executive officer. These special arrangements are described in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Electra Information Systems	None	Use of holdings information for trade reconciliation purposes.	Daily

Standard & Poor’s	None	Vendor uses to maintain ratings for certain Money Market Funds.	Weekly

InvestorTools, Inc.	None	Access to holdings granted solely for the purpose of testing back office conversion of trading systems.	Real time

ING Insurance Company	None	Access to holdings granted for specific Funds for ING’s creation of client/shareholder materials. ING may not distribute materials until the holdings information is made public.	Quarterly

Glass-Lewis	None	Glass-Lewis receives holdings information in connection with testing the firm’s proxy services.	Daily

CMS Bondedge	None	CMS Bondedge is the vendor for an application used by the Advisor’s Fixed Income Portfolio Management team as an analytical and trading tool. CMS Bondedge may receive holdings information to assist in resolving technical difficulties with the application.	Ad hoc

Linedata Services, Inc.	None	Linedata is the software vendor for the LongView Trade Order Management System. Linedata may receive holdings information to assist in resolving technical difficulties with the application.	Ad hoc

JP Morgan	None	JP Morgan provides the High Yield team with peer group analysis reports for purposes of analyzing the portfolio.	Monthly

Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Malaspina Communications	None	Vendor uses to facilitate writing, publishing, and mailing Fund shareholder reports and communications including shareholder letter and management’s discussion of Fund performance.	Quarterly

Data Communique	None	Vendor uses to automate marketing materials. Vendor receives top holdings information to populate data in fact sheet templates.	Quarterly

Evare LLP	None	Evare obtains account information for purposes of standardizing and reformatting data according to the Advisor’s specifications for use in the reconciliation process.	Daily

Factset Data Systems, Inc.	None	FactSet provides quantitative analytics, charting and fundamental data to the Advisor. FactSet requires holdings information to provide the analytics.	Daily

RR Donnelly/WE Andrews	None	Printers for the Funds’ prospectuses, supplements, SAIs, fact sheets, and brochures.	Monthly

Merrill and Bowne	None	Printers for the Funds’ prospectuses, supplements, and SAIs.	Monthly

Merrill Corporation	None	Provides fulfillment of the Funds’ prospectuses, supplements, SAIs, and sales materials.	Monthly

Citigroup	None	Citigroup is the software vendor for Yield Book, an analytic software program. The Advisor uses Yield Book to perform ongoing risk analysis and management of certain fixed income Funds and fixed income separately managed accounts.	Daily

Mellon Analytical Solutions	None	Provides portfolio characteristics to assist in performance reviews and reporting.	Monthly

INVESTMENT ADVISORY AND OTHER SERVICES

The Advisor and Investment Advisory Services

The Advisor (which is also the Administrator) has been a registered investment advisor since 1995. The Advisor is a wholly owned subsidiary of CMG, which is the primary investment division of Bank of America. The Advisor and CMG are located at 100 Federal Street, Boston MA 02110.

The Feeder Funds don’t have their own investment advisor because they invest all of their assets in their respective Master Portfolios. The Advisor earns its fee as the investment advisor to each Master Portfolio. See the Management of the Fund – Primary Services Providers section in each Fund’s prospectus.

Services Provided

Pursuant to the terms of the Investment Advisory Agreement, the Advisor is responsible for the overall management and supervision of the investment management of each Fund. The Advisor performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

The Investment Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor’s obligations or duties thereunder, or any of its respective officers, directors, employees or agents, the Advisor shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Advisory Agreement became effective with respect to each Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Advisory Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Investment Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Advisor on 60 days’ written notice.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, shareholder servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing Fund prospectuses to shareholders. The Distributor pays the cost of printing and distributing all other prospectuses.

Advisory Fee Rates and Fees Paid

The Funds pay the Advisor an annual fee for its investment advisory services, as set forth in the Investment Advisory Agreement, and as shown in the section entitled Management of the Fund – Primary Service Providers in each Fund’s prospectus. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The Advisor also may pay amounts from its own assets to the Distributor or to selling or servicing agents for services they provide.

The Advisor received fees from the Funds(*) for its services as reflected in the following chart, which shows the net advisory fees paid to the Advisor and the advisory fees waived/reimbursed by the Advisor, where applicable, for the three most recently completed fiscal periods.

      Advisory Fees Paid by the Funds (*)

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
High Income Fund (*)
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$
International Value Fund (*)
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$
Large Cap Core Fund (*)
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$
Marsico Focused Equities Fund (*)
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$
Marsico Growth Fund (*)
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$
Small Cap Growth Fund II (*)
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$

(*)

The Feeder Funds don’t have their own investment advisor because they invest all of their assets in their respective Master Portfolios. The Advisor earns its fee as the investment advisor to each Master Portfolio. See the Management of the Fund – Primary Services Providers section in each Fund’s prospectus.

Portfolio Manager(s)

The following provides additional information about the portfolio manager(s) of the Advisor that are responsible for making the day-to-day investment decisions for the Funds, as identified in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus.

Compensation

As of the Funds’ most recent fiscal year end, the Advisor’s portfolio managers received all of their compensation from the Advisor and its parent company, CMG, in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups noted below, emphasizing the portfolio manager’s three and five year performance. The Advisor also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

      Performance Benchmarks

Portfolio Manager	Primary Benchmark(s)	Secondary Benchmark	Morningstar Category (Peer Group)
Daniel Cole
Daniele Donahoe
Jon Michael Morgan
Christian Pineno
Clifford Siverd
Brian Condon
Craig Leopold
George Maris
Robert McConnaughey
Colin Moore

The size of the overall bonus pool each year is determined by CMG and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor’s profitability for the year, which is influenced by assets under management.

Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the portfolio manager(s) of the Advisor managed, as of March 31, 2007.

Other Accounts Managed by the Portfolio Manager(s)

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Daniel Cole
Daniele Donahoe
Jon Michael Morgan
Christian Pineno
Clifford Siverd
Brian Condon
Craig Leopold
George Maris
Robert McConnaughey
Colin Moore

The following table shows the number and assets of the above accounts (or portions of such accounts) for which the compensation of the Advisor’s portfolio manager(s) is based on performance, as of March 31, 2007, the Funds’ most recent fiscal year end.

Other Accounts Managed by the Portfolio Manager(s) for which Compensation is Based on Performance

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Daniel Cole
Daniele Donahoe
Jon Michael Morgan
Christian Pineno
Clifford Siverd
Brian Condon
Craig Leopold
George Maris
Robert McConnaughey
Colin Moore

Ownership of Securities

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the Advisor’s portfolio manager(s), as of March 31, 2007.

Portfolio Manager Ownership of the Columbia Funds Family as of March 31, 2007

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
Daniel Cole
Daniele Donahoe
Jon Michael Morgan
Christian Pineno
Clifford Siverd
Brian Condon
Craig Leopold
George Maris
Robert McConnaughey
Colin Moore

The Advisor’s Portfolio Managers and Potential Conflicts of Interests

Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Advisor and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Advisor’s Code of Ethics and certain limited exceptions, the Advisor’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of broker/ dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Advisor and the Funds have adopted compliance procedures that provide that any transactions between a Fund and another account managed by the Advisor are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. More rarely, a portfolio manager may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

A Fund’s portfolio manager(s) also may also other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. Many of the potential conflicts of interest to which the Advisor’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the Advisor and its affiliates. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Advisor and its affiliates.

The Sub-Advisor(s) and Investment Sub-Advisory Services

Marsico

Marsico is located at 1200 17th Street, Suite 1600, Denver, CO 80202. Marsico was organized in September 1997 as a registered investment advisor and became a wholly owned indirect subsidiary of Bank of America in January 2001. Marsico provides investment management services to other mutual funds and private accounts and, as of December 31, 2005, had approximately $63 billion under management. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico. Marsico is the investment sub-advisor to Marsico International Opportunities Fund and a portion of the Multi-Advisor International Equity Fund.

The Feeder Funds don’t have their own investment sub-advisor(s) because they invest all of their assets in their respective Master Portfolios. Marsico earns its fee as the investment advisor to certain of the Master Portfolios. See the Management of the Fund – Primary Services Providers section in each Fund’s prospectus.

Services Provided

Pursuant to the terms of its Investment Sub-Advisory Agreement, Marsico selects and manages the respective investments of the Funds for which it serves as investment sub-advisor. Marsico performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

Its Investment Sub-Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of Marsico’s obligations or duties thereunder, or any of its respective officers, directors, employees or agents, Marsico shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Sub-Advisory Agreement became effective with respect to a Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Investment Sub-Advisory Agreement is specifically approved at least annually by the Trust’s Board, including its Independent Trustees. The Investment Sub-Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Advisor on 60 days’ written notice.

The Advisor, from the investment advisory fees it receives, pays Marsico for the services it provides to a Fund based on the percentage of the average daily net assets of that Fund, as set forth in the Investment Sub-Advisory Agreement. The Advisor also may pay amounts from its own assets to the Distributor or to selling or servicing agents for services they provide.

Sub-Advisory Rates and Fees Paid

The maximum advisory fee rate payable by each Fund, along with the actual advisory fee rate (after taking into account any waivers) paid by a Fund last fiscal year, are shown in the Funds’ prospectuses in the section entitled Management of the Fund – Primary Service Providers. Sub-advisory fees paid to affiliated investment sub-advisors are not required to be shown. Accordingly, the sub-advisory rates for and sub-advisory fees paid to Marsico are not shown.

Marsico Portfolio Manager(s)

The following provides additional information about the Marsico portfolio manager(s) responsible for making the day-to-day investment decisions for certain of the Funds, as identified in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus.

Compensation

Marsico’s portfolio managers are generally subject to the compensation structure applicable to all Marsico employees. As such, the compensation of the Marsico portfolio managers consists of a base salary (reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico’s overall profitability for the period, and (2) individual achievement and contribution.

Marsico portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Marsico portfolio managers do not receive special consideration based on the performance of particular accounts and do not receive compensation from accounts charging performance-based fees. Exceptional individual efforts are rewarded through salary readjustments and greater participation in the bonus pool. Marsico portfolio manager compensation comes solely from Marsico. In addition to his salary and bonus, Mr. Marsico may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees.

Marsico does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks. Although performance may be a relevant consideration, to encourage a long-term horizon for managing portfolios, Marisco evaluates a portfolio manager’s performance over periods longer than the immediate compensation period, and may consider a variety of measures such as the performance of unaffiliated portfolios with similar strategies and other measurements. Other factors that may be significant in determining Marsico portfolio manager compensation include, without limitation, effectiveness of the manager’s leadership within Marsico’s investment team, contributions to Marsico’s overall performance, discrete securities analysis, idea generation, ability to support and train other analysts, and other considerations.

Performance Benchmarks

Portfolio Manager	Primary Benchmark(s)	Secondary Benchmark	Morningstar Category (Peer Group)
James G. Gendelman

Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Marsico portfolio manager(s) managed, as of March 31, 2007.

Other Accounts Managed by the Marsico Portfolio Manager(s)

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
James G. Gendelman (a)
James G. Gendelman (b)

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than Marsico Growth Fund.
(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than Marsico Focused Equities Fund.

The following table shows the number and assets of the above accounts (or portions of such accounts) for which the Marsico portfolio manager(s) compensation is based on performance, as of March 31, 2007.

Other Accounts Managed by the Marsico Portfolio Manager(s)

for which Compensation is Based on Performance

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
James G. Gendelman (a)
James G. Gendelman (b)

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than Marsico Growth Fund.
(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than Marsico Focused Equities Fund.

Ownership of Securities

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the Marsico portfolio manager(s), as of March 31, 2007.

      Marsico Portfolio Manager Ownership of the Columbia Funds Family as of March 31, 2007

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
James G. Gendelman

Marsico Portfolio Managers and Potential Conflicts of Interest

As a general matter, Marsico faces the same need to balance the interests of different clients that any investment advisor with multiple clients might experience. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. As a result, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities subsequently decline.

The need to balance the interests of multiple clients may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico’s Portfolio Management and Trade Management Policy and Procedures, when trades are aggregated on behalf of more than one account, Marisco seeks to allocate such trades to all participating client accounts in a fair and equitable manner. With respect to initial public offerings and other syndicated or limited offerings, it is Marsico’s policy to seek to ensure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with these situations, Marsico has adopted policies and procedures for allocating transactions across multiple accounts. Marsico’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. Marsico’s compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.

Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of securities, and compliance with its Code of Ethics.

Brandes

Brandes is the investment sub-advisor to Global Value Fund. Brandes is 100% beneficially owned either directly or indirectly, by senior professionals of the firm. The principal offices of Brandes are located at 11988 El Camino Real, Suite 500, San Diego, California 92130.

The Feeder Funds don’t have their own investment sub-advisor(s) because they invest all of their assets in their respective Master Portfolios. Brandes earns its fee as the investment sub-advisor to certain of the Master Portfolios. See the Management of the Fund – Primary Services Providers section in each Fund’s prospectus.

Services Provided

Pursuant to the terms of its Investment Sub-Advisory Agreement, Brandes selects and manages the respective investments of each Fund for which it serves as investment sub-advisor. Brandes performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

Its Investment Sub-Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of Brandes’ obligations or duties thereunder, or any of its respective officers, directors, employees or agents, Brandes shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Sub-Advisory Agreement became effective with respect to a Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Investment Sub-Advisory Agreement is specifically approved at least annually by the Trust’s Board, including its Independent Trustees. The Investment Sub-Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Advisor on 60 days’ written notice.

The Advisor, from the investment advisory fees it receives, pays Brandes for the services it provides to a Fund based on the percentage of the average daily net assets of that Fund, as set forth in the Investment Sub-Advisory Agreement. The Advisor also may pay amounts from its own assets to the Distributor or to selling or servicing agents for services they provide.

Sub-Advisory Rates and Fees Paid

The maximum advisory fee rate payable by each Fund, along with the actual advisory fee rate (after taking into account any waivers) paid by each Fund last fiscal year, is shown in each Fund’s prospectus in the section entitled Management of the Fund – Primary Service Providers.

Brandes received sub-advisory fees from the Advisor for its services as reflected in the following chart, which shows the net sub-advisory fees paid to Brandes, the advisory fees waived and expense reimbursements where applicable, for the three most recently completed fiscal periods.

      Sub-Advisory Fees Paid to Brandes(*)

Fund	Fiscal Period Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
International Value Fund (*)
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$

(*)

The Feeder Funds don’t have their own investment sub-advisor(s) because they invest all of their assets in their respective Master Portfolios. Brandes earns its fee as the investment sub-advisor to International Value Master Portfolio. See the Management of the Fund – Primary Services Providers section in the Fund’s prospectus.

Brandes Portfolio Manager(s)

The following provides additional information about the Brandes portfolio manager(s) responsible for making the day-to-day investment decisions for certain of the Funds, as identified in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus.

Compensation

Brandes’ compensation structure for portfolio managers/analysts is three-fold: competitive base salaries, participation in an annual bonus plan, and eligibility for participation in the firm’s equity through partnership or phantom equity. Compensation is fixed. Participation in the annual bonus plan is linked to a number of qualitative and quantitative evaluation criteria. The criteria include research productivity, performance of portfolio management professionals, and the attainment of client service goals.

      Performance Benchmarks

Portfolio Manager	Primary Benchmark(s)	Secondary Benchmark	Morningstar Category (Peer Group)
W. James Brown
Glenn R. Carlson
Keith Colestock
Brent V. Woods
Ameila M. Morris
Brent Fredberg

Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Brandes portfolio manager(s) managed, as of March 31, 2007.

Other Accounts Managed by the Brandes Portfolio Manager(s)

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
W. James Brown
Glenn R. Carlson
Keith Colestock
Brent V. Woods
Ameila M. Morris
Brent Fredberg

The following table shows the number and assets of the above accounts (or portions of such accounts) for which for which the Brandes portfolio manager(s) compensation is based on performance, as of March 31, 2007.

Other Accounts Managed by the Brandes Portfolio Manager(s) for which Compensation is Based on Performance

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
W. James Brown
Glenn R. Carlson
Keith Colestock
Brent V. Woods
Ameila M. Morris
Brent Fredberg

Ownership of Securities

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the Brandes portfolio manager(s) as of March 31, 2007.

      Brandes Portfolio Manager Ownership of the Columbia Funds Family as of March 31, 2007

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
W. James Brown
Glenn R. Carlson
Keith Colestock
Brent V. Woods
Ameila M. Morris
Brent Fredberg

Brandes Portfolio Managers and Potential Conflicts of Interest

For a small number of accounts, Brandes may be compensated based on the profitability of the account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for Brandes with regard to other accounts where the Advisor is paid based on a percentage of assets in that the Brandes portfolio manager may have an incentive to allocate securities preferentially to the accounts where Brandes might share in investment gains. In order to address these potential conflicts, Brandes’ investment decision-making and trade allocation policies and procedures are designed to ensure that none of Brandes’ clients are disadvantaged in Brandes’ management of accounts. Additionally, Brandes’ internal controls are tested on a routine schedule as part of the firm’s Compliance Monitoring Program

It is possible that at times identical securities will be held by more than one fund and/or account. If the Brandes portfolio manager(s) identify a limited investment opportunity that may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, Brandes has adopted procedures for allocating portfolio transactions across multiple accounts. For client accounts, including the Fund, that are able to participate in aggregated transactions, Brandes utilizes a rotational trading system to execute client transactions in order to provide, over the long-run, fair treatment for each client account.

Brandes portfolio managers may invest in a fund or other account that they are involved in the management of and a conflict may arise where they may therefore have an incentive to treat the fund that they invest in preferentially as compared to other accounts. In order to address this potential conflict, Brandes’ investment decision-making and trade allocation policies and procedures are designed to ensure that none of Brandes’ clients are disadvantaged in Brandes’ management of accounts.

MacKay Shields

MacKay Shields is the investment sub-advisor to High Income Master Portfolio. MacKay Shields is located at 9 West 57th Street, New York, NY 10019.

The Feeder Funds don’t have their own investment sub-advisor(s) because they invest all of their assets in their respective Master Portfolios. MacKay Shields earns its fee as the investment sub-advisor to certain of the Master Portfolios. See the Management of the Fund – Primary Services Providers section in each Fund’s prospectus.

Services Provided

Pursuant to the terms of its Investment Sub-Advisory Agreement, MacKay Shields selects and manages the respective investments of each Fund for which it serves as investment sub-advisor. MacKay Shields performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

Its Investment Sub-Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of MacKay Shields’ obligations or duties thereunder, or any of its respective officers, directors, employees or agents, MacKay Shields shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Sub-Advisory Agreement became effective with respect to a Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Investment Sub-Advisory Agreement is specifically approved at least annually by the Trust’s Board, including its Independent Trustees. The Investment Sub-Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Advisor on 60 days’ written notice.

The Advisor, from the investment advisory fees it receives, pays MacKay Shields for the services it provides to a Fund based on the percentage of the average daily net assets of that Fund, as set forth in the Investment Sub-Advisory Agreement. The Advisor also may pay amounts from its own assets to the Distributor or to selling or servicing agents for services they provide.

Sub-Advisory Rates and Fees Paid

The maximum advisory fee rate payable by each Fund, along with the actual advisory fee rate (after taking into account any waivers) paid by each Fund last fiscal year, is shown in each Fund’s prospectus in the section entitled Management of the Fund – Primary Service Providers.

MacKay Shields received sub-advisory fees from the Advisor for its services as reflected in the following chart, which shows the net sub-advisory fees paid to MacKay Shields, the advisory fees waived and expense reimbursements where applicable, for the three most recently completed fiscal periods.

Sub-Advisory Fees Paid to MacKay Shields (*)
Fund	Fiscal Period Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
High Income Fund (*)
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$

(*)

The Feeder Funds don’t have their own investment sub-advisor(s) because they invest all of their assets in their respective Master Portfolios. MacKay Shields earns its fee as the investment sub-advisor to High Income Master Portfolio. See the Management of the Fund – Primary Services Providers section in the Fund’s prospectus.

MacKay Shields Portfolio Manager(s)

The following provides additional information about the MacKay Shields portfolio manager(s) responsible for making the day-to-day investment decisions for certain of the Funds, as identified in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus.

Compensation

MacKay Shields establishes salaries at competitive levels, verified through industry surveys, to attract and maintain the best professional talent. In addition, an incentive bonus equal to a significant percentage of the firm’s pre-tax profits is paid annually to the firm’s employees based upon an individual’s performance and the profitability of the firm. The bonus generally represents a sizable amount relative to the base salary, and when considered with the base salary, results in a highly attractive level of total cash compensation for the firm’s professional employees. Every MacKay Shields employee participates in the bonus pool. This approach instills a strong sense of commitment on the part of each employee towards the overall success of the firm. There is no difference between the method used in determining portfolio managers’ compensation with respect to the Funds and other accounts.

MacKay Shields has performance-based fee arrangements with “eligible clients”, as that term is defined under Rule 205-3 of the Investment Advisers Act of 1940, who have requested such arrangements. Performance-based fees may be calculated as a percentage of returns, or as a percentage of the increase in net asset value, and may be tied to a client-directed benchmark or loss carry forward. A portion of these performance-based fees forms a part of the bonus pool for all MacKay Shields employees. Such arrangements may appear to create an incentive to make riskier, more speculative investments than would be the case under a solely asset-based fee arrangement.

MacKay Shields offers a Phantom Stock Plan, which enhances the firm’s ability to attract, retain, motivate, and reward key executives. Awards can be made annually and vesting takes place over a period of several subsequent years. Participation in the Plan by senior professionals is contingent upon the execution of an Executive Employment Agreement.

      Performance Benchmarks

Portfolio Manager	Primary Benchmark(s)	Secondary Benchmark	Morningstar Category (Peer Group)
J. Matthew Philo

Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the MacKay Shields portfolio manager(s) managed, as of March 31, 2007.

Other Accounts Managed by the MacKay Shields Portfolio Manager(s)

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Manager	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
J. Matthew Philo

The following table shows the number and assets of the above accounts (or portions of such accounts) for which for which the MacKay Shields portfolio manager(s) compensation is based on performance, as of March 31, 2007.

Other Accounts Managed by the MacKay Shields Portfolio Manager(s) for which Compensation is Based on Performance

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Manager	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
J. Matthew Philo

Ownership of Securities

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the MacKay Shields portfolio manager(s) as of March 31, 2007.

      MacKay Shields Portfolio Manager Ownership of the Columbia Funds Family as of March 31, 2007

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
J. Matthew Philo

MacKay Shields Portfolio Managers and Potential Conflicts of Interest

Mr. Philo is responsible for managing certain institutional accounts and previously shared a performance fee based on the performance of such accounts. These accounts were distinguishable from the Fund because they used techniques that were not permitted for the Fund, such as short sales and leveraging. Please note that these accounts are being liquidated.

To address potential conflicts of interest among clients or between the clients and the Advisor, MacKay Shields has developed Allocation Procedures, a Code of Ethics and Policy and Procedures for Portfolio Management and Trades in Securities, to assist and guide the portfolio manager and other investment personnel when faced with a conflict. Although the Adviser has adopted such policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a manner that is fair and appropriate, it is possible that unforeseen or unusual circumstances may arise that may require different treatment between the Funds and other accounts managed.

The Administrator

CMA (which is also the Advisor) serves as Administrator of the Funds.

Services Provided

Pursuant to the terms of the Administration Agreement, the Administrator has agreed to, among other things, (i) provide office space, equipment and clerical personnel; (ii) arrange, if desired by the Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund; (iii) prepare and, if applicable, file all documents required for compliance by each Fund with applicable laws and regulations; (iv) prepare agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; (v) coordinate and oversee the activities of each Fund’s other third party service providers; and (vi) maintain certain books and records of each Fund.

Administration Fee Rates and Fees Paid

The Administrator may receive fees as compensation for its services, which are computed daily and paid monthly, at the annual rates shown in the table below.

Administration Fee Rates (*)
Fund	Administration Fee Rate, as a % of Average Daily Net Assets
High Income Fund
International Value Fund
Large Cap Core Fund
Marsico Focused Equities Fund
Marsico Growth Fund
Small Cap Growth Fund II

The Administrator received fees from the Funds [and the Master Portfolios] for its services as reflected in the following chart, which shows the net administration fees paid to the Administrator and the administration fees waived/reimbursed by the Administrator, where applicable, for the three most recently completed fiscal periods.

      Administration Fees Paid by the Funds

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
High Income Fund	$	$	$
International Value Fund	$	$	$
Large Cap Core Fund	$	$	$
Marsico Focused Equities Fund	$	$	$
Marsico Growth Fund	$	$	$
Small Cap Growth Fund II	$	$	$

Pricing and Bookkeeping Services

CMA is responsible for providing certain pricing and bookkeeping services to the Funds.

Services Provided

Effective December 15, 2006, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with the Advisor pursuant to which the Advisor monitors, budgets and approves Fund expenses, provides oversight of the performance by State Street of accounting and financial reporting services, and provides services related to the Sarbanes-Oxley Act of 2002. Under the Services Agreement, the Funds reimburse the Advisor for out-of-pocket expenses, direct internal costs relating to fund accounting oversight, monitoring, budgeting and approving Fund expenses, and direct internal costs incurred in connection with the Sarbanes-Oxley Act of 2002.

Also, effective December 15, 2006, the Funds entered into a Financial Reporting Services Agreement with the Advisor and State Street (the “Financial Reporting Services Agreement”) pursuant to which State Street provides certain financial reporting services, such as the preparation of a Fund’s financial information for shareholder reports and SEC filings. Also effective December 15, 2006, the Funds entered into an Accounting Services Agreement with the Advisor and State Street (together with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services, including but not limited to, the recording of general ledger entries and the calculation of daily expenses and income. Under the State Street Agreements, each Fund pays State Street annual fees for these services, payable monthly, totaling $38,000 plus an additional fee based on an annualized percentage rate of such Fund’s assets. Under the State Street Agreements, the fees payable to State Street will not exceed $140,000 annually in the aggregate for such Fund.

Prior to December 15, 2006, the Funds had a pricing and bookkeeping agreement and an amended Administration Agreement with the Administrator. Under these agreements, the Funds continued to receive substantially the same pricing, bookkeeping and administrative services as they received under the Administration Agreement prior to December 1, 2005.

Pricing and Bookkeeping Fee Rates and Fees Paid

For services provided under the Funds’ prior pricing and bookkeeping Agreement, the Funds paid to CMA, or to such other person(s) as CMA directed, an annual fee, payable monthly, consisting of: (i) a Fund accounting fee of $25,000 plus an additional monthly fee based on a Fund’s net asset value (the “Fund Accounting Fee”); and (ii) a financial reporting service of $13,000 (the “Financial Reporting Fee”). Additionally, the Funds bore certain reimbursable costs and expenses as provided in their prior pricing and bookkeeping agreement and the Administration Agreement. The aggregate Fund Accounting and Fund Reporting Fees could not exceed $140,000 (exclusive of out-of-pocket expenses and charges) for a Fund.

CMA and State Street received fees from the Funds for their services as reflected in the following chart, which shows the net pricing and bookkeeping fees paid to State Street under the Services Agreement and to CMA under the Funds’ prior pricing and bookkeeping agreement and the Administration Agreement for the three most recently completed fiscal years.

      Pricing and Bookkeeping Fees Paid by the Funds

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
High Income Fund	$	$	$
International Value Fund	$	$	$
Large Cap Core Fund	$	$	$
Marsico Focused Equities Fund	$	$	$
Marsico Growth Fund	$	$	$
Small Cap Growth Fund II	$	$	$

The Principal Underwriter/Distributor

CMD is the Principal Underwriter and Distributor of the shares of the Funds. Its address is: One Financial Center, Boston, MA 02111.

Distribution Obligations

Pursuant to a Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

The Distribution Agreement became effective with respect to a Fund after approved by its Board, and continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Distributor on 60 days’ written notice.

Underwriting Commissions

The following table shows the underwriting commissions paid to the Distributor by all Columbia Funds it serves, as well as amounts the Distributor retained, during the Funds’ three most recent fiscal years.

Underwriting Commissions Paid by the Columbia Funds

Fund	Amount Paid	Amount Retained by Distributor
Fiscal Year Ended March 31, 2007	$	$
Fiscal Year Ended March 31, 2006	$	$
Fiscal Year Ended March 31, 2005	$	$

The following table shows all commissions and other compensation received by the Distributor from each Fund for the fiscal year ended March 31, 2007.

Underwriting Commissions Paid by the Funds

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
High Income Fund	$	$	$	$
International Value Fund	$	$	$	$
Large Cap Core Fund	$	$	$	$
Marsico Focused Equities Fund	$	$	$	$
Marsico Growth Fund	$	$	$	$
Small Cap Growth Fund II	$	$	$	$

Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which is included as an exhibit to Part C of the Funds’ registration statement.

In many instances, the compensation paid to the Advisor and other Bank of America affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds’ assets under management. As the size of the Funds’ assets under management grows, so does the amount of compensation paid to the Advisor and other Bank of America affiliates for providing services to the Funds. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds’ prospectuses. As relevant, these conflicts of interest also are highlighted in account documentation and other disclosure materials of Bank of America affiliates that make available or offer the Columbia Funds in connection with their respective products and services. In addition, Part IA of the Advisor’s Form ADV, which it must file with the SEC as an investment advisor registered under the Investment Advisers Act of 1940, provides information about the Advisor’s business, assets under management, affiliates and potential conflicts of interest. Part IA of the Advisor’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Funds may arise from the financial services activities of Bank of America and its affiliates, including the investment advisory/management services it provides for clients and customers other than the Funds. In this regard, Bank of America is a major financial services company, engaged in a wide range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Bank of America and its affiliates involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. The following describes certain actual and potential conflicts of interest that may be presented.

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Bank of America and its Affiliates in Connection With Other Advised/Managed Funds and Accounts

The Advisor and other affiliates of Bank of America may advise or manage funds and accounts other than the Funds. In this regard, Bank of America and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Funds. The Advisor and Bank of America’s other investment advisor affiliates (including Marsico and Columbia Wanger Asset Management, L.P.) will give advice to and make decisions for all advised/managed funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Funds and the other advised/managed funds and accounts of Bank of America and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Bank of America and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Funds.

A variety of other actual and potential conflicts of interest may arise from the multi-advisory relationships of the Advisor and other Bank of America affiliates with other clients and customers. Advice given to a Fund and/or investment decisions made for a Fund by the Advisor or other Bank of America affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed funds and accounts. As a result, the performance of a Fund may differ from the performance of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates. Similarly, a position taken by Bank of America and its affiliates, including the Advisor, on behalf of other funds or accounts may be contrary to a position taken on behalf of a Fund. Moreover, Bank of America and its affiliates, including the Advisor, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which a Fund is invested. For example, a Fund may hold equity securities of a company while another advised/managed fund or account may hold debt securities of the same company. If the portfolio company were to experience financial difficulties, it might be in the best interest of the Fund for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Bank of America and its affiliates engage.

Investment transactions made on behalf of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates also may have a negative effect on the value, price or investment strategies of a Fund. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, a Fund and causes the Fund to experience less favorable trading results than it otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Advisor and other Bank of America affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as a Fund. In this situation, the allocation of, and competition for, investment opportunities among a Fund and other funds and/or accounts advised/managed by the Advisor or other Bank of America affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Advisor has adopted policies and procedures addressing the allocation of investment opportunities among the Funds and other funds and accounts advised by the Advisor and other affiliates of Bank of America. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Sharing of Information among Advised/Managed Accounts

Bank of America and its affiliates also may possess information that could be material to the management of a Fund and may not be able to or, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Bank of America and its affiliates generally will have no obligation to share any such information with the Funds. In general, employees of Bank of America and its affiliates, including the portfolio managers of the Advisor, will make investment decisions without regard to information otherwise known by other employees of Bank of America and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Bank of America and its affiliates. For example, if the Advisor or another Bank of America affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Soft Dollar Benefits

Certain products and services, commonly referred to as “soft dollar services,” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials) that the Advisor may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Fund.

Services Provided to Other Advised/Managed Accounts

Bank of America and its affiliates also may act as an investment advisor, investment manager, administrator, transfer agent, custodian, trustee, broker/dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation the Advisor, Distributor and Transfer Agent and other Bank of America affiliates could be greater than the compensation Bank of America and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, the Advisor, Distributor and Transfer Agent and other Bank of America affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Bank of America and its affiliates may receive from other advised/managed funds and accounts and other relationships could potentially create incentives to favor other advised/managed funds and accounts over the Funds. Trades made by Bank of America and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Advisor and other Bank of America affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.

Proxy Voting

Similarly, while the Advisor endeavors to make all proxy voting decisions with respect to the possible interests of the Funds for which it is responsible in accordance with its proxy voting policies and procedures, the Advisor’s proxy voting decisions with respect to a Fund’s portfolio securities may nonetheless favor the interests of the other advised/managed funds and accounts, and/or clients, of Bank of America and its affiliates. The Advisor has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients, including the Funds, without any resulting benefit or detriment to the Advisor and/or its affiliates, including Bank of America and its affiliates. For more information about the Advisor’s proxy voting policies and procedures, see Investment Advisory and Other Services – Proxy Voting Policies and Procedures.

Certain Trading Activities

The directors/trustees, officers and employees of Bank of America and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to a Fund. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Bank of America and its affiliates will materially adversely affect the Funds, Bank of America and its affiliates have adopted policies and procedures, and the Funds, the Board, the Advisor and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services – Codes of Ethics.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, the Fund may enter into transactions in which Bank of America and/or its affiliates may have an interest that potentially conflicts with the interests of the Funds. For example, BAS may sell securities to a Fund from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements.

Investment Limitations Arising from Bank of America Activities

Regulatory restrictions applicable to Bank of America and its affiliates may limit the Funds’ investment activities in various ways. For example, regulations regarding certain industries, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, Bank of America and its affiliates also may be restricted in the securities that can be bought or sold for the Funds and other advised/managed funds and accounts because of the investment banking, lending or other relationships Bank of America and its affiliates have with the issuers of securities. This could happen, for example, if the Funds and/or other advised/managed funds and accounts desired to buy a security issued by a company for which Bank of America or its affiliates served as underwriter. The internal policies and procedures of Bank of America and its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict the Funds’ investment activities. A client not advised by Bank of America and its affiliates would not be subject to some of these considerations. See also About the Funds’ Investments – Certain Investment Activity Limits.

Actual and Potential Conflicts of Interest Related to Bank of America and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Funds

The lending, investment banking and other relationships that Bank of America and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory requirements, a Fund may invest (a) in the securities of Bank of America and/or its affiliates and/or in companies in which Bank of America and its affiliates have a lending, investment banking, equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Fund may enhance the profitability and the business interests of Bank of America and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Advisor of information derived from the non-investment advisory/management activities of Bank of America and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls) designed to implement legal and regulatory standards. Because of these limitations, Bank of America and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Advisor.

Actual and Potential Conflicts of Interest Related to Bank of America Affiliates’ Marketing and Use of the Funds as Investment Options

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may utilize the Funds as investment options. For example, the Funds may be offered as investments in connection with brokerage and other securities products offered by BAI, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as for other Columbia Funds structured as “funds of funds.” In addition, the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates. The Funds also may use the Columbia Money Market Funds for cash investment purposes. The use of the Funds in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are discussed in account documentation and other disclosure materials for the other products and services offered by Bank of America and its affiliates, where they are identified by a [Caution/Hand icon].

Bank of America and its affiliates, including the Advisor, may make payments to their affiliates in connection with the promotion and sale of the Funds’ shares, in addition to the sales-related and other compensation that these parties may receive from the Funds. As a general matter, personnel of Bank of America and its affiliates, including BAI, do not receive compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Advisor and other affiliates of Bank of America may receive for providing services to the Funds is generally based on the size of the Funds’ assets under management and those assets will grow as shares of the Funds are sold, potential conflicts of interest may be raised. See Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments for more information.

Other Services Provided

The Transfer Agent

CMS acts as Transfer Agent for each Fund’s shares and can be contacted at P.O. Box 8081, Boston, Massachusetts 02286-8081. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. Effective April 1, 2006, the Funds pay the Transfer Agent an annual transfer agency fee of $17.00 per account, payable monthly. In addition, the Funds may pay the Transfer Agent for the fees and expenses the Transfer Agent pays to third party dealer firms that maintain omnibus accounts with the Funds, subject to a cap equal to 0.11% of a Fund’s net assets represented by the account. The Funds also pay certain reimbursable out-of-pocket expenses to the Transfer Agent, and the Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and sell orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. For the period November 1, 2005 to March 31, 2006, the Funds paid the Transfer Agent an annual fee of $15.23 per account, payable monthly.

The Transfer Agent retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Funds’ sub-transfer agent. BFDS/DST assists the Transfer Agent in carrying out its duties.

The Custodian

State Street, which is located at Two Avenue de Lafayette, LCC/4S, Boston, Massachusetts 02111 acts as the Funds’ Custodian. As Custodian, State Street is responsible for safeguarding the Funds’ cash and securities, receiving and delivering securities and collecting the Funds’ interest and dividends.

The Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, which is located at 125 High Street, Boston, MA 02110, is the Funds’ independent registered public accounting firm. The Funds issue unaudited financial statements semi-annually and audited financial statements annually. The annual financial statements for the Funds’ fiscal year ended March 31, 2007 have been audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Funds’ books and review its tax returns for the fiscal year ended March 31, 2008.

Counsel

Morrison & Foerster LLP serves as legal counsel to the Trust. Its address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.

Rule 12b-1 Plans

The Trust has adopted a Rule 12b-1, or distribution plan, for the Class A Shares, Class B Shares, Class C Shares of the Funds. See Capital Stock and Other Securities for more information.

With respect to a Fund’s Class A Shares, the Trust has adopted a combined distribution and shareholder servicing plan. The Class A Distribution and Shareholder Servicing Plan and the Class A Distribution Plan provide that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide or to Servicing Agents for shareholder services they may provide, up to 0.25% (on an annualized basis) of the average daily net asset value of the Funds.

With respect to a Fund’s Class B Shares, the Trust has adopted a distribution plan. The Class B Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class B Shares of the Funds.

With respect to a Fund’s Class C Shares, the Trust has adopted a distribution plan. The Class C Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class C Shares of the Funds.

Payments under the Class A Distribution and Servicing Plan, the Class A Distribution Plan, the Class B Distribution Plan and the Class C Distribution Plan generally may be made with respect to the following: (i) preparation, printing and distribution of prospectuses, sales literature and advertising materials; (ii) commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iii) overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iv) opportunity costs relating to the foregoing (which may be calculated as a carrying charge on the Distributor’s or Selling Agents’ unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and (v) any other costs and expenses relating to distribution or sales support activities.

All of the Distribution Plans may be terminated with respect to their respective shares by vote of a majority of the Trustees, including a majority of the Independent Board Members, or by vote of a majority of the holders of the outstanding voting securities of the appropriate share class. Any change in a Rule 12b-1 Plan that would increase materially the distribution expenses paid by the appropriate share class requires shareholder approval.

Expenses incurred by the Distributor pursuant to a Distribution Plan in any given year may exceed the sum of the fees received under the Distribution Plan. Any such excess may be recovered by the Distributor in future years so long as the Distribution Plan is in effect. If the Distribution Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund. There were no unreimbursed expenses incurred under any of the Distribution Plans in the previous fiscal year to be carried over to the current fiscal year.

The Funds participate in joint distribution activities with other Funds in the Columbia Funds Family. The fees paid under each Distribution Plan adopted by a Fund may be used to finance the distribution of the shares of other Funds in the Columbia Funds Family. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

During the most recently completed fiscal year, the Distributor received distribution and service fees from the Funds for its services as reflected in the following chart. The Trust is not aware as to what amount, if any, of the Rule 12b-1 fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel or interest, carrying or other financing charges.

Rule 12b-1 Fees Paid by the Funds for the Fiscal Year Ended March 31, 2007

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares
High Income Fund
Amount Paid	$	$	$	$
Amount Waive/Reimbursed	$	$	$	$
International Value Fund
Amount Paid	$	$	$	$
Amount Waive/Reimbursed	$	$	$	$
Large Cap Core Fund
Amount Paid	$	$	$	$
Amount Waive/Reimbursed	$	$	$	$
Marsico Focused Equities Fund
Amount Paid	$	$	$	$
Amount Waive/Reimbursed	$	$	$	$

Rule 12b-1 Fees Paid by the Funds for the Fiscal Year Ended March 31, 2007

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Marsico Growth Fund
Amount Paid	$	$	$	$
Amount Waive/Reimbursed	$	$	$	$

Small Cap Growth Fund II
Amount Paid	$	$	$	$
Amount Waive/Reimbursed	$	$	$	$

Expense Limitations

CMA (or its predecessor) and/or CMD has committed to: (i) waive investment advisory fees and/or administration fees payable to it; and (ii) limit certain Fund level expenses to the extent necessary to maintain the expense ratios (through fee waivers or expense reimbursements) reflected in the schedules below.

Fund Level Expense Commitment* - Period from [ ] to [ ]

Fund

Codes of Ethics

The Funds, the Advisor and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j-1. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be bought or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room and may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at http://www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Proxy Voting Policies and Procedures

The Funds have delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Funds. In deciding to delegate this responsibility to the Advisor, the Board reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Funds and their shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor’s policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Funds and their shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer’s securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Funds. The Advisor determines the best interest of a Fund in light of the potential economic return on the Fund’s investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor’s Proxy Committee determines the vote in the best interest of the Funds, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor’s Proxy Committee is composed of representatives of the Advisor’s equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor’s proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer’s securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client’s investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Glass-Lewis & Co., a third party vendor, to implement its proxy voting process. Glass-Lewis & Co. provides proxy analysis, record keeping services and vote disclosure services.

Information regarding how the Funds (except certain Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (1) through the Funds’ website at www.columbiafunds.com; and (2) on the SEC’s website at www.sec.gov. For a copy of the Advisor’s policies and procedures that are used to determine how to vote proxies relating to portfolio securities held by the Funds, see Appendix B to this SAI.

Expenses Paid by Third Parties

The Distributor and the Administrator furnish, without additional cost to the Trust, the services of certain officers of the Trust and such other personnel (other than the personnel of the Advisor or the investment sub-advisor(s), if any) as are required for the proper conduct of the Trust’s affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Trust’s shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Distribution Plans of each Fund, sales-related expenses incurred by the Distributor may be reimbursed by the Trust.

The Trust pays or causes to be paid all other expenses of the Trust, including, without limitation: the fees of the Advisor, the Distributor and the Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Trust for the safekeeping of its cash, Fund securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Trust; brokerage commissions chargeable to the Trust in connection with Fund securities transactions to which the Trust is a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Trust to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Trust and its Funds’ shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of typesetting prospectuses and statements of additional information of the Trust (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Trust’s shareholders; all expenses of shareholders’ and Trustee meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Trust’s shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relating to the Trust; membership dues of industry associations; interest payable on Trust borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Trust which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Trust’s operation unless otherwise explicitly assumed by the Advisor) or the Administrator.

Expenses of the Trust which are not attributable to the operations of any class of shares or Fund are pro-rated among all classes of shares or Fund based upon the relative net assets of each class or Fund. Expenses which are not directly attributable to a specific class of shares but are attributable to a specific Fund are prorated among all the classes of shares of such Fund based upon the relative net assets of each such class of shares. Expenses which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

FUND GOVERNANCE

The Board

Responsibilities

The Board oversees the Trust and the Funds. The Trustees are charged with the fiduciary duty of protecting shareholders’ interests when supervising and overseeing the management and operations of the Trust and have the responsibility of assuring that the Trust’s Funds are managed in the best interests of shareholders. The following table provides basic information about the Trustees as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected to a Board in the Columbia Funds Complex	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee
Edward J. Boudreau, Jr. (Born 1944) Trustee	Indefinite term; Trustee since January 2005	Managing Director – E.J. Boudreau & Associates (consulting), through current	79	None

William P. Carmichael (Born 1943) Trustee and Chairman of the Board	Indefinite term; Trustee since 1999	Retired	79	Director – Cobra Electronics Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942) Trustee	Indefinite term; Trustee since January 2005	President, Retail Banking – IndyMac Bancorp, Inc., from September 1999 to August 2003; Retired	79	None

R. Glenn Hilliard (Born 1943) Trustee	Indefinite term; Trustee since January 2005	Chairman and Chief Executive Officer – Hilliard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer – ING Americas, from 1999 to April 2003; and Non-Executive Director & Chairman – Conseco, Inc. (insurance), from September 2004 through current	79	Director – Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

Minor M. Shaw (Born 1947) Trustee	Indefinite term; Trustee since 2003	President – Micco Corporation and Mickel Investment Group	79	Board Member – Piedmont Natural Gas

Standing Committees

The Trust has three standing committees, including the Audit Committee, the Governance Committee and the Investment Committee.

The function of the Audit Committee is oversight. Management (which generally means the appropriate officers of a Company, and a Fund’s investment advisor(s), administrator(s) and other key service providers (other than the independent public accountant)) is primarily responsible for the preparation the financial statements of each Fund, and the independent public accountants are responsible for auditing those financial statements. Management also is responsible for maintaining appropriate systems for accounting and “internal controls over financial reporting” (as such term is defined in Rule 30a-3 under the 1940 Act), and the independent public accountants are primarily responsible for considering such internal controls over financial reporting in connection with their financial statement audits. While each Audit Committee has the duties and powers set forth in the Audit Committee charter, each Audit Committee is not responsible for planning or conducting any Fund audit or for determining whether a Fund’s financial statements are complete and accurate and are in accordance with generally accepted accounting principles.

The Audit Committee has, among other things, specific power and responsibility to: (i) oversee its Funds’ accounting and financial reporting processes and practices, its internal controls over financial reporting and, as appropriate, the internal controls over financial reporting of key service providers; (ii) approve, and recommend to the full Board for its approval in accordance with applicable law, the selection and appointment of an independent auditor for each Fund prior to the engagement of such independent auditor; (iii) pre-approve all audit and non-audit services provided to each Fund by its independent auditor, directly or by establishing pre-approval policies and procedures pursuant to which such services may be rendered, provided however, that the policies and procedures are detailed as to the particular service and the Audit Committee is informed of each service, and such policies do not include the delegation to management of the Audit Committee’s responsibilities under the 1934 Act or applicable rules or listing requirements; and (iv) pre-approve all non-audit services provided by a Fund’s independent auditor to the Fund’s investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund. Each Trustee is a member of the Audit Committee. The Audit Committee members are all not “interested” persons (as defined in the 1940 Act). The Audit Committee met on [            ] occasions during the last fiscal year.

The primary responsibilities of the Governance Committee include, as set forth in its charter: (i) nominating Independent Trustees; (ii) addressing matters relating to compensation of Trustees who are not current directors, officers or employees of a Fund’s investment advisor or sub-advisor or any control affiliate thereof, including deferred compensation and retirement policies; and (iii) evaluating each Board and its committee structure as often as it deems necessary or desirable to determine whether each is functioning effectively. Each Governance Committee shall determine the nature of the evaluation and its role therein in its sole discretion. Each Trustee is a member of the Governance Committee. The Governance Committee met on [            ] occasions during the last fiscal year.

The primary responsibilities of the Investment Committee are, as set forth in its charter, to assist the Board in carrying out its oversight responsibilities in specific areas of investment management, both by acting as liaison between the full Board and the Advisor on investment matters, and by acting on behalf of the Board, on an interim basis, on investment issues in non-recurring or extraordinary circumstances when it is impractical to convene a meeting of the full Board. In carrying out these general responsibilities, the Investment Committee assists the Board in connection with issues relating to: the investment policies and procedures adopted for the Funds; appropriate performance benchmarks and other comparative issues; portfolio management staffing and other personnel issues of the Advisor; investment related compliance issues; possible exemptive applications or other relief necessary or appropriate with respect to investment matters; and other investment related matters referred from time to time to the Committee by the full Board. The Committee reports its activities to the full Board on a regular basis and is responsible for making such recommendations with respect to the matters described above and other matters as the Committee may deem necessary or appropriate. Each Trustee is a member of the Investment Committee. The Investment Committee met on [            ] occasions during the last fiscal year.

Compensation

Trustees are compensated for their services to the Columbia Funds Family on a complex-wide basis, and not on a per registered investment company or per Fund basis, as shown in the table below.

Independent Trustee Compensation for the Fiscal Year Ended March 31, 2007

Name of Trustee	Aggregate Compensation from the Trust (a)	Total Compensation from the Columbia Funds Complex Paid to Independent Trustees (b),(c)
Edward J. Boudreau, Jr.

William P. Carmichael

Minor M. Shaw

R. Glenn Hilliard

William A. Hawkins

(a)	All Trustees receive reasonable reimbursements for expenses related to their attendance at meetings of the Board, which [is/is not] included in the amounts shown.
(b)	The Trustees received compensation from [ ] investment companies that are deemed to be part of the Columbia Funds Complex: the Trust, [ ].
(c)	Total compensation amounts include deferred compensation payable to or accrued to the following Trustees:

Columbia Funds Deferred Compensation Plan

Under the terms of the Columbia Funds Deferred Compensation Plan for Eligible Trustees (the Deferred Compensation Plan), each Trustee may elect, on an annual basis, to defer all or any portion of the annual Board fees (including the annual retainer and all attendance fees) payable to the Trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring Trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Funds. Distributions from the deferring Trustees’ deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten years beginning on the first day of the first calendar quarter following the later of the quarter in which the Trustee attains age 65 or the quarter in which the Trustee terminates service as Trustee of the Funds. The Board, in its sole discretion, may accelerate or extend such payments after a Trustee’s termination of service. If a deferring Trustee dies prior to the commencement of the distribution of amounts in his/her deferral account, the balance of the deferral account will be distributed to his/her designated beneficiary in a lump sum as soon as practicable after the Trustee’s death. If a deferring Trustee dies after the commencement of such distribution, but prior to the complete distribution of his/her deferral account, the balance of the amounts credited to his/her deferral account will be distributed to his/her designated beneficiary over the remaining period during which such amounts were distributable to the Trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way and deferring Trustees have the status of unsecured creditors of the Trust.

Beneficial Equity Ownership

As of the date of this SAI, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of each class of shares of each Fund. The table below shows for each Trustee the amount of Fund equity securities beneficially owned by the Trustee and the aggregate value of all investments in equity securities of the Columbia Funds Family, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2006

Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family
Edward J. Boudreau, Jr.
William P. Carmichael
Minor M. Shaw
R. Glenn Hilliard
William A. Hawkins

The Officers

The following table provides basic information about the Officers of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Officer is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02110.

Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Christopher L. Wilson (Born 1957) One Financial Center Boston, MA 02110	President and Chief Executive Officer	2004	President – Columbia Funds, since October 2004; Managing Director – Columbia Management Advisors, LLC, since September 2004; Senior Vice President – Columbia Management Distributors, Inc., since January 2005; Director – Columbia Management Services, Inc., since January 2005; Director – Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director – FIM Funding, Inc., since January 2005; President and Chief Executive Officer – CDC IXIS AM Services, Inc. (asset management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America-affiliated entities, including other registered and unregistered funds

James R. Bordewick, Jr. (Born 1959) One Financial Center Boston, MA 02110	Senior Vice President, Secretary and Chief Legal Officer	2006	Associate General Counsel, Bank of America, since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management prior to April 2005

Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
J. Kevin Connaughton (Born 1964) One Financial Center Boston, MA 02110	Senior Vice President, Chief Financial Officer and Treasurer	2004	Vice President – Columbia Management Advisors, Inc., since April 2003; President – Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer – Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004 – Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds

Linda J. Wondrack (Born 1964) 100 Federal Street Boston, MA 02110	Senior Vice President and Chief Compliance Officer	2007	Director of the Advisor and Bank of America Investment Product Group Compliance since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management from August 2004 to May 2005; Managing Director, Deutsche Asset Management prior to August 2004

Michael G. Clarke (Born 1969) One Financial Center Boston, MA 02110	Chief Accounting Officer and Assistant Treasurer	2004	Director of Fund Administration since January 2006; Managing Director of the Advisor from September 2004 to December 2005; Vice President of Fund Administration from June 2002 to September 2004; Vice President of Product Strategy and Development prior to September 2004

Stephen T. Welsh (Born 1957) One Financial Center Boston, MA 02110	Vice President	2004	President – Columbia Management Services, Inc. since July 2004; Senior Vice President and Controller – Columbia Management Services, Inc. prior to July 2004

Barry S. Vallan (Born 1969) One Financial Center Boston, MA 02110	Controller	2006	Vice President – Fund Treasury of the Advisor since October 2004: Vice President – Trustee Reporting from April 2002 to October 2004; Management Consultant, PwC (independent registered accounting firm) prior to 2002

BROKERAGE ALLOCATION AND OTHER PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

Subject to policies established by the Board, the Advisor (or the investment sub-advisor(s) who make the day-to-day decisions for a Fund, as applicable) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of a Fund’s securities transactions, and for the allocation of brokerage in connection with such transactions. The Advisor’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities generally are traded on a “net” basis with dealers acting as principal for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are bought at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be bought directly from an issuer, in which case no commissions or discounts are paid.

The Funds are affiliated with the NYSE specialist firm Fleet Specialist, Inc. In order to ensure that markets are fair, orderly and competitive, NYSE specialist firms are responsible for maintaining a liquid and continuous two-sided auction market by acting as both an agent and a principal. Specialists are entrusted to hold the interest of customer orders above the specialist’s own interest and will buy and sell securities as principal when such transactions are necessary to minimize imbalances between supply and demand. Fleet Specialist, Inc. may make a market in certain securities held by the Funds.

In placing orders for portfolio securities of a Fund, the Advisor gives primary consideration to obtaining the most favorable price and efficient execution. This means that the Advisor will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Advisor will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instant and other transactions, and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Advisor’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Advisor and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services also may include the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

The outside research is useful to the Advisor since, in certain instances, the broker/dealers utilized by the Advisor may follow a different universe of securities issuers and other matters than the Advisor’s staff can follow. In addition, this research provides the Advisor with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Advisor. Research services that are provided to the Advisor by broker/dealers are available for the benefit of all accounts managed or advised by the Advisor. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Advisor is of the opinion that because the broker/dealer research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that the Advisor would have bought any such research services had such services not been provided by broker/dealers, the expenses of such services to the Advisor could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the Advisor with clients other than the Funds. Similarly, any research services received by the Advisor through the placement of transactions of other clients may be of value to the Advisor in fulfilling its obligations to the Funds. The Advisor is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Advisor’s investment advice. The advisory fees paid by the Trust are not reduced because the Advisor receives such services.

Under Section 28(e) of the 1934 Act, the Advisor shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Advisor must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Advisor’s clients, including the Funds.

Commission rates are established pursuant to negotiations with broker/dealers based on the quality and quantity of execution services provided by broker/dealers in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions that generally are fixed. Transactions in both foreign and domestic over-the-counter markets generally are principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Advisor, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain instances there may be securities that are suitable for more than one Fund as well as for one or more of the other clients of the Advisor. Investment decisions for each Fund and for the Advisor’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are engaged simultaneously in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction that may affect a Fund.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund’s interests.

The Trust will not execute portfolio transactions through, or buy or sell portfolio securities from or to, the Distributor, the Advisor, the Administrator, or their affiliates, acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Advisor is authorized to allocate buy and sell orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions that are affiliated with Bank of America. To the extent that a Fund executes any securities trades with an affiliate of Bank of America, the Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that the Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (a) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker/dealer; (b) the affiliated broker/dealer charged the Fund commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker/dealer in question; and (c) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

Certain affiliates of Bank of America, such as its subsidiary banks, may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds bought by certain of the Funds. Bank of America or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, the Funds may buy securities from a member of an underwriting syndicate in which an affiliate of Bank of America is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to the Rule.

Particularly given the breadth of the Advisor’s investment management activities, investment decisions for each Fund are not always made independently from those for the other Funds, or other investment companies and accounts advised or managed by the Advisor. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Funds and another investment portfolio, investment company, or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to each Fund and such other investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or bought for the Funds with those to be sold or bought for other investment portfolios, investment companies, or accounts in executing transactions.

See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following tables describe the types and amounts of brokerage commissions paid by the Funds during their three most recently completed fiscal years. In certain instances the Funds may pay brokerage commissions to broker/dealers that are affiliates of Bank of America. As indicated above, all such transactions involving the payment of brokerage commissions are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Funds

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
High Income Fund
International Value Fund
Large Cap Core Fund
Marsico Focused Equities Fund
Marsico Growth Fund
Small Cap Growth Fund II

The Funds have paid brokerage commissions to the indicated affiliated broker/dealers for the fiscal year ended March 31, 2007 as shown in the table below.

Brokerage Commissions Paid by the Funds to Affiliated Broker/Dealers as of March 31, 2007

Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission	Percentage of Aggregate Brokerage Commissions Paid to Broker/Dealer	Percentage of Aggregate Brokerage Transactions Effected through Broker/Dealer
High Income Fund
International Value Fund
Large Cap Core Fund
Marsico Focused Equities Fund
Marsico Growth Fund
Small Cap Growth Fund II

The Funds have paid brokerage commissions to the indicated affiliated broker/dealers for the fiscal year ended March 31, 2006 as shown in the table below.

Brokerage Commissions Paid by the Funds to Affiliated Broker/Dealers as of March 31, 2006

Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission
High Income Fund
International Value Fund
Large Cap Core Fund
Marsico Focused Equities Fund
Marsico Growth Fund
Small Cap Growth Fund II

The following Funds have paid brokerage commissions to the indicated affiliated broker/dealers for the fiscal year ended March 31, 2005 as shown in the table below.

Brokerage Commissions Paid by the Funds to Affiliated Broker/Dealers as of March 31, 2005

Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission
High Income Fund
International Value Fund
Large Cap Core Fund
Marsico Focused Equities Fund
Marsico Growth Fund
Small Cap Growth Fund II

Directed Brokerage

A Fund or the Advisor, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Fund’s brokerage transactions to a broker/dealer because of the research services it provides the Fund or the Advisor.

During the fiscal year ended March 31, 2007, no Fund directed brokerage transactions.

Securities of Regular Broker/Dealers

In certain cases, the Funds, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Advisor uses to transact brokerage for the Columbia Funds Family.

As of March 31, 2007, the Funds owned securities of its “regular brokers or dealers” or their parents, as defined in Rule 10b-1 of the 1940 Act, as shown in the table below.

Investments in Securities of Regular Broker/Dealers as of March 31, 2007

Fund	Broker/Dealer	Dollar Amount of Securities Held
High Income Fund
International Value Fund
Large Cap Core Fund
Marsico Focused Equities Fund
Marsico Growth Fund
Small Cap Growth Fund II

Additional Shareholder Servicing Payments

The Funds, along with the Transfer Agent and/or the Distributor may pay significant amounts to financial intermediaries (as defined below), including other Bank of America affiliates, for providing the types of services that would typically be provided directly by a Fund’s transfer agent. The level of payments made to financial intermediaries may vary. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Fund through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support (additional shareholder services). These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the total Fund assets in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of total Fund assets in the program on an annual basis for those classes of shares that do not pay service fees pursuant to a Rule 12b-1 Plan. As of September 1, 2005, the Board has authorized the Funds to pay up to 0.11% of this amount. Such payments will be made by a Fund to the Transfer Agent who will in turn make payments to the financial intermediary for the provision of such additional shareholder services. The Fund’s Transfer Agent, Distributor or their affiliates will pay, from their own resources, amounts in excess of the amount paid by the Fund to financial intermediaries in connection with the provision of these additional shareholder services and other services (See Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments for more information including a list of the financial intermediaries, as of the date of this SAI, receiving such payments).

For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Funds also may make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

Additional Financial Intermediary Payments

Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described below under Brokerage Allocation and Other Practices – Shareholder Servicing Payments. For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Distributor and other Bank of America affiliates may pay additional compensation to selected financial intermediaries, including other Bank of America affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary also may receive payments described above in Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, the Distributor and other Bank of America affiliates may consider a number of factors, including, without limitation, asset mix and length or relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as described more fully below), and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

These additional payments by the Distributor and other Bank of America affiliates are made pursuant to agreements between the Distributor and other Bank of America affiliates and financial intermediaries and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales, or the distribution (Rule 12b-1) fees and expenses paid by the Fund as shown under the heading Fees and Expenses in the Fund’s prospectus.

Marketing Support Payments

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying a Fund as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing, and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

While the financial arrangements may vary for each financial intermediary, the marketing support payments to each financial intermediary generally are expected to be between 0.05% and 0.35% (between 0.03% and 0.12% in the case of the Money Market Funds) on an annual basis for payments based on average net assets of the Columbia Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds (other than the Money Market Funds) attributable to the financial intermediary. The Distributor and other Bank of America affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make marketing support payments to the financial intermediaries or their affiliates shown below.

Recipients of Marketing Support Payments from the Distributor and/or other Bank of America affiliates

•      G. Edwards & Sons, Inc.

•      AIG Advisor Group

•      Ameriprise Financial Services, Inc.

•      AXA Advisors, LLC

•      Banc of America Securities LLC

•      Banc of America Securities Limited

•      Bank of America, N.A.

•      Bank of New York

•      Bear Stearns Securities Corporation

•      BMO Nesbitt Burns

•      Brown Brothers Harriman & Co.

•      Chicago Mercantile Exchange

•      Citicorp Investment Services

•      Citigroup Global Markets Inc.

•      Commonwealth Financial Network

•      Custodial Trust Company

•      FAS Corp.

•      Fidelity Brokerage Services, Inc.

•      FinancialOxygen, Inc.

•      Genworth Financial, Inc.

•      Goldman, Sachs & Co.

•      Harris Corp.

•      Huntington Capital Corp.

•      Independent Financial Markets Group, Inc.

•      ING Group

•      J.J.B. Hilliard, W.L. Lyons, Inc.

•      Lincoln Financial Advisors Corp.

•      Linsco/Private Ledger Corp. (LPL)

•      Mellon Financial Markets, LLC

•      Merrill Lynch, Pierce, Fenner & Smith Incorporated

•      Money Market One

•      Morgan Stanley & Co. Incorporated

•      National Financial Services LLC

•      New York State Deferred Compensation Board

•      Pershing LLC

•      PNC Bank, N.A.

•      Raymond James & Associates, Inc.

•      Raymond James Financial Services, Inc.

•      Security Benefit Life Insurance Company

•      SEI Investments Inc.

•      SVB Securities

•      Silicon Valley Bank

•      Summit Bank

•      Sungard Institutional Brokerage Inc.

•      Sun Life Assurance Company of Canada

•      TIAA-CREF Life Insurance Company

•      Transamerica Corporation

•      UBS Financial Services Inc.

•      US Bank National Association

•      Wachovia Securities LLC

•      Webster Investment Services, Inc.

•      Wells Fargo Management LLC

•      Wells Fargo Corporate Trust Services

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Shareholder Servicing Payments

The Distributor and other Bank of America affiliates may also make payments to certain financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for a variety of services they provide to such programs. These amounts are in addition to amounts that may be paid on behalf of the Funds (see Brokerage Allocation and Other Practices – Additional Shareholder Servicing Payments) and may be in addition to the marketing support payments paid by the Distributor described above. A financial intermediary may perform program services itself or may arrange with a third party to perform program services. These shareholder services may include sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. Payments by the Distributor and other Bank of America affiliates for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the total Fund assets in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of total Fund assets in the program on an annual basis for those classes of shares that do not pay service fees pursuant to a Rule 12b-1 Plan. In addition, the Distributor and other Bank of America affiliates may make lump sum payments to selected financial intermediaries receiving shareholder servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Funds on the financial intermediary’s system or other similar services.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make shareholder servicing payments to the financial intermediaries or their affiliates shown below.

Recipients of Shareholder Servicing Payments from the Distributor and/or other Bank of America affiliates

•      ABR Retirement Plan Services, Inc.

•      ACS HR Solutions LLC

•      ADP Retirement Services

•      American Century Investments

•      Ameriprise Financial Services, Inc.

•      AMG Service Corp.

•      AST Trust Company

•      Benefit Plan Administrators

•      Bisys Retirement Services

•      Ceridian Retirement Plan Services

•      Charles Schwab & Co.

•      Citigroup Global Markets Inc.

•      CitiStreet LLC

•      City National Bank

•      CNA Trust Corporation

•      Compensation & Capital Administrative Services, Inc.

•      CompuSys Erisa Group of Companies

•      Crown Point Trust Company

•      Daily Access Concepts, Inc.

•      Digital Retirement Solutions

•      Edgewood Services, Inc.

•      E*Trade Group, Inc.

•      ExpertPlan

•      Fidelity Investments Institutional Operations Co.

•      Fiserv Trust Company

•      Great West Life & Annuity Co.

•      GWFS Equities, Inc.

•      Hartford Life Insurance Company

•      Hewitt Associates LLC

•      Invesmart, Inc.

•      John Hancock Life Insurance Company (USA)

•      John Hancock Life Insurance Company of New York

•      JP Morgan Retirement Plan Services LLC

•      Lincoln Financial Group

•      Linsco/Private Ledger Corp.

•      M&T Securities, Inc.

•      Marquette Trust Company

•      Massachusetts Mutual Life Insurance Company

•      Matrix Settlement & Clearance Services

•      Mercer HR Services, LLC

•      Merrill Lynch, Pierce, Fenner & Smith Incorporated

•      Mid Atlantic Capital Corporation

•      National Deferred Compensation, Inc.

•      National Investor Services Corp.

•      Nationwide Investment Services

•      New York State Deferred Compensation, Inc.

•      NYLife Distributors LLC

•      PNC Advisors

•      Princeton Retirement Group

•      RBC Dain Rauscher Inc.

•      Robert W. Baird & Co., Inc.

•      Stanton Trust

•      Strong Funds Distributors, Inc.

•      Sungard Investment Products, Inc.

•      The 401k Company

•      T. Rowe Price Group, Inc.

•      The Gem Group, L.P.

•      The Principal Financial Group

•      The Vanguard Group, Inc.

•      Unified Trust Company, N.A.

•      Wachovia Securities, LLC

•      Wells Fargo Bank, N.A.

•      Wells Fargo Funds Management, LLC

•      Wespac Plan Services, Inc.

•      Wilmington Trust Corporation

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments

From time to time, the Distributor, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of a Fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the NASD. Such compensation provided by the Distributor may include financial assistance to financial intermediaries that enable the Distributor to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment, and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest for more information.

CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Funds offer shares in the classes shown in the table below. Subject to certain limited exceptions discussed in a Fund’s prospectus(es), a Fund may no longer be accepting new investments from current shareholders or prospective investors. The Trust, however, may at any time and without notice, offer any of these classes to the general public for investment.

The Trust’s Amended and Restated Declaration of Trust (Declaration of Trust) permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts, because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Share Classes Offered by the Funds

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class Z Shares
High Income Fund	✓	✓	✓		✓
International Value Fund	✓	✓	✓		✓
Large Cap Core Fund	✓	✓	✓		✓
Marsico Focused Equities Fund	✓	✓	✓		✓
Marsico Growth Fund	✓	✓	✓	✓	✓
Small Cap Growth Fund II	✓	✓	✓		✓

Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of a Fund’s shares, other than the possible future termination of the Fund. The Fund may be terminated by reorganization into another mutual fund or by liquidation and distribution of its assets. Unless terminated by reorganization or liquidation, the Fund will continue indefinitely.

Shareholder Liability

The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Fund will not be personally liable for payment of the Fund’s debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

Dividend Rights

The shareholders of a Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of such Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

Voting Rights and Shareholder Meetings

Shareholders have the power to vote only as expressly granted under the 1940 Act or under Delaware statutory trust law. Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements and principal underwriting agreements; (iii) approve a change in subclassification of a Fund; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant.

With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund is required by law or where the matter involved only affects one Fund. For example, a change in the Fund’s fundamental investment policy affects only one Fund and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an Investment Advisory Agreement or Investment Sub-Advisory Agreement, since it only affects one Fund, is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Funds. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or a Fund, shareholders of the Fund are entitled to receive the assets attributable to the relevant class of shares of the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Conversion Rights

Shareholders have the right, which is subject to change by the Board, to convert or “exchange” shares of one class for another. Such right is outlined and subject to certain conditions set forth in the Funds’ prospectuses.

Redemptions

Each Fund’s dividend, distribution and redemption policies can be found in its prospectus under the headings Buying, Selling and Exchanging Shares and Distributions and Taxes. However, the Board may suspend the right of shareholders to sell shares when permitted or required to do so by law, or compel sales of shares in certain cases.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessment

All Fund shares are issued in uncertificated form only, and when issued will be fully paid and non-assessable by the Trust.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase, Redemption and Exchange

An investor may buy, sell and exchange shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds’ prospectuses. The following information supplements that which can be found in the Funds’ prospectuses.

Purchases and Redemptions

The Funds have authorized one or more broker/dealers to accept buy and sell orders on the Funds’ behalf. These broker/dealers are authorized to designate other intermediaries to accept buy and sell orders on the Funds’ behalf. A Fund will be deemed to have received a buy or sell order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, accepts the order. Customer orders will be priced at the Fund’s net asset value next computed after they are accepted by an authorized broker/dealer or the broker’s authorized designee.

The Trust also may make payment for sales in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; (d) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Front-End Sales Charge Waivers

The investors listed below can buy Class A shares without paying a front-end sales charge.

•	Employees of Bank of America (and its predecessors), its affiliates and subsidiaries.

•	Trustees of funds advised or administered by the Advisor.

•	Directors, officers and employees of the Advisor, the Distributor, or its successors, any investment sub-advisor and companies affiliated with the Advisor.

•	Registered representatives and employees of selling and servicing agents (including their affiliates) that are parties to dealer agreements or other sales arrangements with the Distributor.

•	Broker/dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes.

•	Employees or partners of any contractual service provider to the Columbia Funds.

•	Families of the parties listed above and their beneficial accounts. Family members include: spouses, parents, stepparents, legal guardians, children, stepchildren, father-in-laws and mother-in-laws.

•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only.

•	Banks, trust companies and thrift institutions, acting as fiduciaries.

•

Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may buy Class A shares of any Fund without paying a front-end sales charge in those cases where a Columbia Fund Class Z share is not available.

•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

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(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

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Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be bought at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with the Distributor pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

•	Certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

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Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain Columbia Funds may also be bought at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with the Distributor pursuant to which the Columbia Funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

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Investors investing all or a portion of the proceeds received in connection with the liquidation of Colonial Insured Municipal Fund may purchase Class A shares with such proceeds without paying a front-end sales charge, provided that the proceeds are invested in Class A shares of the funds within 90 days of May 25, 2007, the record date for the liquidating distribution (i.e., by August 23, 2007). To purchase Class A shares of the funds without a front-end load, investors must notify the Fund’s transfer agent, Columbia Management Services, Inc., at or prior to the time of purchase, that such purchase of Class A shares of the funds represents all or a portion of the investor’s proceeds received from the liquidation of Colonial Insured Municipal Fund.

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At the Fund’s discretion, front-end sales charges may be waived to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Columbia Funds are a party.

Investors can also buy Class A shares without paying a sales charge if they buy the shares within 365 days of selling Class A shares of the same Fund. This is called the reinstatement privilege and allows investors to invest up to the amount of the sale proceeds. The reinstatement privilege does not apply to any shares bought through a previous reinstatement. The Transfer Agent, the Distributor or their agents must receive written reinstatement requests within 365 days after shares are sold.

Contingent Deferred Sales Charges (Class A, Class B and Class C Shares)

Shareholders won’t pay a CDSC on the following transactions:

Death: CDSCs may be waived on sales following the death of: (1) the sole shareholder on an individual account; (2) a joint tenant where the surviving joint tenant is the deceased’s spouse; or (3) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfer to Minors Act (UTMA) or other custodial account.

If the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any sale from the estate account. If the account is transferred to a new registration and then a sale n is requested, the applicable CDSC will be charged.

Systematic Withdrawal Plan (SWP): CDSCs may be waived on sales occurring pursuant to a monthly, quarterly or semi-annual SWP established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value at the time that the SWP is established. Otherwise a CDSC will be charged on SWP sales until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested.

Disability: CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant spousal account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (1) the disability must arise after the purchase of shares; (2) the disabled shareholder must have been under the age of 65 at the time of the initial determination of disability; and (3) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.

Death of a trustee: CDSCs may be waived on sales occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where: (1) the grantor of the trust is the sole trustee and the sole life beneficiary, and (2) death occurs following the purchase, and (3) the trust document provides for the dissolution of the trust upon the trustee’s death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent sale.

Health savings accounts: CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.

Returns of excess contributions: CDSCs may be waived on sales required to return excess contributions made to retirement plans or individual retirement accounts, so long as the financial intermediary agrees to return the applicable portion of any commission paid by the Distributor.

Qualified retirement plans: CDSCs may be waived on shares sold by employee benefit plans created according to Section 403(b) of the Code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the Code. To qualify for the waiver, the plan must be a participant in an alliance program that has signed an agreement with Columbia Funds or the Distributor.

Return of commission: CDSCs may be waived on shares sold by intermediaries that are part of the Nations Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

Non-U.S. investors: CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-US investors.

IRS Section 401 and 457: CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under Section 401 or 457 of the Code.

Medical payments: CDSC may be waived on shares sold for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

Shares liquidated by transfer agent: CDSC may be waived for shares sold under the Distributor’s right to liquidate a shareholder’s account, including but not limited to, instances where the aggregate net asset value of Class A, Class B or Class C shares held in the account is less than the minimum account size.

Plans of reorganization: At the Funds’ discretion, CDSC may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

A CDSC may be waived on the sale of Class C shares sold by a non-profit organization qualified under Section 501(c)(3) of the Code in connection with the Banc of America Capital Management Charitable Giving Program.

Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

Offering Price

The share price of each Fund is based on the Fund’s net asset value per share, which is calculated for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. unless the NYSE closes earlier) on each day a Fund is open for business, unless a Board determines otherwise.

The value of a Fund’s portfolio securities for which a market quotation is available is determined in accordance with the Trust’s valuation procedures. In general terms, the valuation procedures provide that domestic exchange traded securities (other than NASDAQ listed equity securities) generally will be valued at their last traded sale prices as reported on the principal exchange where those securities are traded. If no sales of those securities are reported on a particular day on the principal exchange, the securities generally will be valued at the mean between the latest bid and asked prices as reported on the principal exchange where those securities are traded. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Securities traded primarily on NASDAQ will generally be valued at the NASDAQ Official Closing Price (NOCP) (which is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to NASDAQ’s best bid price if the last trade price is below such bid price and down to NASDAQ’s best ask price if the last trade price is above such ask price). If no NOCP is available, the security will generally be valued at the last sale price shown on NASDAQ prior to the calculation of the NAV of the Fund. If no sale price is shown on NASDAQ, the latest bid price will be used. If no sale price is shown and no latest bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Funds’ fair valuation procedures. Securities traded on a foreign securities exchange will generally be valued at their last traded sale prices on a primary exchange. In the absence of a reported sale on a particular day, the securities will generally be valued at the mean between the latest bid and asked prices.

Securities not traded upon any exchange will generally be valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers. If quoted prices are unavailable or are believed to be inaccurate, market values will generally be determined based on quotes obtained from one or more broker(s) or dealer(s) or based on a price obtained from a reputable independent pricing service.

Financial futures will generally be valued at the latest reported sales price. Forward foreign currency contracts will generally be valued using market quotations from a widely used quotation system that reflects the current cost of covering or off-setting the contract. Exchange traded options will generally be valued at the latest reported sales price on their exchange. If there is no reported sale on the valuation date, the options will generally be valued at the mean between the latest bid and asked prices.

Over-the-counter derivatives will generally be valued at fair value in accordance with the Funds’ fair valuation procedures.

Repurchase agreements will generally be valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation. The market value of the securities underlying a repurchase agreement will be determined in accordance with the procedures above, as appropriate, for the purpose of determining the adequacy of collateral.

Shares of open-end investment companies held in a Fund’s portfolio will generally be valued at the latest net asset value reported by the investment company.

Debt securities will generally be valued by a pricing service which may employ a matrix or other indications of value, including but not limited to broker quotes, to determine valuations for normal institutional size trading units. The matrix can take into account various factors including, without limitation, bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). Debt securities for which a pricing service does not furnish valuations and for which market quotations are readily available will generally be valued based on the mean of the latest bid prices obtained from one or more dealers. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

Securities for which market quotations are not readily available for any reason, including that the latest quotation is deemed unreliable or unreasonable, securities and other assets and liabilities are valued at “fair value” as determined in good faith by the Advisor’s valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as WEBS.

The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliated benefit plans where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

TAXATION

The following information supplements and should be read in conjunction with the section in each prospectus entitled Distributions and Taxes. The prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income and certain state taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through a tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle, or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the IRS as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the federal tax consequences of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws to their investment in the Funds.

Qualification as a Regulated Investment Company

It is intended that each Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each regulated investment company is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses, and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future Treasury Regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund’s principal business of investing in stock or securities or options and futures with respect to stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts, and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss and at least 90% of its net tax-exempt interest income earned in each taxable year. If a Fund meets all of the regulated investment company requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

If, for any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable as dividend income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

Excise Tax

A 4% nondeductible excise tax will be imposed on each Fund’s net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute by December 31 of each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gain (adjusted for ordinary losses) for the 12 month period ending on October 31 of that year, and all of its ordinary income and capital gain net income from previous years that were not distributed during such years. Each Fund intends to distribute substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimus by a Fund).

Capital Loss Carry-Forwards

A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses. The Money Market Funds do not expect to have material capital loss carry-forwards, but no assurance can be given to this effect.

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its own capital loss carry-forwards and the use of its unrealized losses against future realized gains, or such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations or may engage in reorganizations in the future.

Equalization Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

Investment through Master Portfolios

Some of the Columbia Funds seek to continue to qualify as regulated investment companies by investing their assets through one or more Master Portfolios. Each Master Portfolio will be treated as a non-publicly traded partnership (or, in the event that a Fund is the sole investor in the corresponding Master Portfolio, as disregarded from the Fund) for federal income tax purposes rather than as a regulated investment company or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership (or disregarded entity), a proportionate share of any interest, dividends, gains and losses of a Master Portfolio will be deemed to have been realized (i.e., “passed-through”) to its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the Master Portfolio. Each investor in a Master Portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular Master Portfolio, the Code and Treasury Regulations, in determining such investor’s federal income tax liability. Therefore, to the extent that a Master Portfolio were to accrue but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the Master Portfolios will seek to minimize recognition by its investors (such as a corresponding Fund) of income and gains without a corresponding distribution. Furthermore, each Master Portfolio’s assets, income and distributions will be managed in such a way that an investor in a Master Portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the Master Portfolio.

Taxation of Fund Investments

In general, realized gains or losses on the sale of Fund securities will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount (OID), such as a zero-coupon bond, the Fund may be required to annually include in its taxable or distributable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into “straddles” and at least one of the futures or option contracts comprising a part of such straddles is governed by Section 1256 of the Code, described above, then such straddles could be characterized as “mixed straddles.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Fund could be subject to federal income tax and IRS interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances.

Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a recent IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income for a regulated investment company. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in derivatives transactions.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Taxation of Distributions

Except for exempt-interest dividends paid out by the Tax-Exempt Funds, discussed below, all distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. For federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

Distributions designated by a Fund as capital gain distributions will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Fund will designate capital gain distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

If at the close of each quarter of its taxable year at least 50% of the value of the total assets of a Tax-Exempt Fund consist of interest on state and local bonds, then the Tax-Exempt Fund may pass through to its shareholders the tax-exempt character of its income from such assets by paying exempt-interest dividends. Exempt-interest dividends are dividends (other than capital gain dividends) paid by a regulated investment company that are designated as such in a written notice mailed to its shareholders.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares

In general, as long as a Money Market Fund maintains a net asset value of $1.00 per share, no gain or loss should be recognized upon the sale or exchange of Fund shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise. Under certain circumstances, an individual shareholder receiving qualified dividend income (defined below) from a Stock Fund may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under “wash sale” rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then Treasury Regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI. In addition, if a shareholder holds Tax-Exempt Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then regulations may permit an exception to this six-month rule. Additionally, where a Tax-Exempt Fund regularly distributes at least 90% of its net tax-exempt interest, if any, the Treasury Department is authorized to issue regulations reducing the six month holding requirement to a period of not less than the greater of 31 days or the period between regular distributions. No such regulations have been issued as of the date of this SAI.

Foreign Taxes

Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. Only an International/Global Stock Fund may qualify for and make the election; however, even if an International/Global Stock Fund qualifies for the election for a year, it may not make the election for such year. If an International/Global Stock Fund does not so elect then shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid or withheld. Each International/Global Stock Fund will notify its shareholders within 60 days after the close of the Fund’s taxable year whether it has elected for the foreign taxes paid by the Fund to “pass-through” for that year.

Even if an International/Global Stock Fund qualifies for the election, foreign income and similar taxes will only pass-through to the Fund’s shareholders if the Fund and its shareholders meet certain holding period requirements. Specifically, (i) the shareholders must have held the Fund shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the shareholders became entitled to receive Fund distributions corresponding with the pass-through of such foreign taxes paid by the Fund, and (ii) with respect to dividends received by the Fund on foreign shares giving rise to such foreign taxes, the Fund must have held the shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the Fund became entitled to the dividend. These holding periods increase for certain dividends on preferred stock. An International/Global Stock Fund may choose not to make the election if the International/Global Stock Fund has not satisfied its holding requirement.

If an International/Global Stock Fund makes the election, the Fund will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund’s dividends-paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders that have satisfied the holding period requirements shall include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction. If such shareholder claims a credit for foreign taxes paid, the credit will be limited to the extent it exceeds the shareholder’s federal income tax attributable to foreign source taxable income or the amount specified in the notice mailed to that shareholder within 60 days after the close of the year. If the credit is attributable, wholly or in part, to qualified dividend income (defined below), special rules will be used to limit the credit in a manner that reflects any resulting dividend rate differential.

In general, an individual with $300 or less of creditable foreign taxes may elect to be exempt from the foreign source taxable income and qualified dividend income limitations if the individual has no foreign source income other than qualified passive income. This $300 threshold is increased to $600 for joint filers. A deduction for foreign taxes paid may be claimed only by shareholders that itemize their deductions.

Federal Income Tax Rates

As of the printing of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net capital gain.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to “qualified dividend income” equal to the highest net long-term capital gains rate, which generally is 15%. In general, “qualified dividend income” is income attributable to dividends received by the Fund in taxable years beginning on or before December 31, 2010 from certain domestic and foreign corporations, as long as certain holding period and other requirements are met. If 95% or more of a Fund’s gross income constitutes qualified dividend income, all of its distributions will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). If less than 95% of the Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that are attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Only dividends from direct investments will qualify. Payments received by the Fund from securities lending, repurchase and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners. Reductions in individual federal income tax on qualified dividend income generally will not apply to income or bond Fund distributions.

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions, which, in some cases, could effectively reduce or eliminate the benefit of lower marginal income tax rates. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various “sunset” provisions of federal income tax laws.

Backup Withholding

The Funds may be required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges, redemptions in-kind, and exempt-interest dividends) paid or credited to a Fund shareholder if the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (“TIN”); if (when required to do so), the shareholder fails to certify under penalty of perjury that the TIN provided is correct and that the shareholder is not subject to backup withholding, or if the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to backup withholding. This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future federal income tax liability, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.

Tax-Deferred Plans

The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders

Subject to limitation and other rules, a corporate shareholder of an equity Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. The dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction only if certain holding period requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

Foreign Shareholders

With respect to taxable years beginning on or after January 1, 2005 and before January 1, 2008, distributions designated by a Fund as “interest-related distributions” generally will be exempt from federal income tax withholding provided the Fund obtains a properly completed and signed certificate of foreign status from such foreign shareholder (“exempt foreign shareholder”). Interest-related distributions are generally attributable to the Fund’s net interest income earned on certain debt obligations and paid to a nonresident alien individual, a foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), a foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), or a foreign corporation (each, a “foreign shareholder”). In order to qualify as an interest-related distribution, the Fund must designate a distribution as such not later than 60 days after the close of the Fund’s taxable year. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Fund, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). However, this tax generally will not apply to exempt-interest dividends from a Tax-Exempt Fund. Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares, capital gain distributions and, with respect to taxable years of a Fund beginning before January 1, 2008, “short-term capital gain distributions” (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) such gains or, in certain cases, distributions are attributable to gain from the sale or exchange of a U.S. real property interest, as discussed in the following paragraph. If such gains or distributions are effectively connected with a U.S. trade or business (or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an applicable income tax treaty), the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). “Short-term capital gain distributions” are distributions attributable to a Fund’s net short-term capital gain and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Under recently enacted legislation, any distribution by a Fund to a foreign shareholder that is attributable to gain from the Fund’s sale or exchange of a U.S. real property interest (which is defined in the Code to include, among other things, the stock of certain U.S. corporations that are substantially invested, directly or indirectly, in U.S. real property) may be subject to U.S. tax if more than half of a Fund’s assets are invested directly or indirectly in U.S. real property interests, taking into account the Fund’s investments in certain regulated investment companies and most REITs. Any such distributions that are taxable may be required to be reported by a foreign shareholder on a U.S. federal income tax return and will be subject to U.S. income tax at the rates applicable to U.S. persons, and also may be subject to federal income tax withholding at a rate of 35% (or less to the extent provided in Treasury Regulations). The preceding distribution rules generally will not apply to tax years beginning on or after January 1, 2008, except in limited circumstances in which a Fund has invested in a REIT. In addition, in certain circumstances, if a foreign shareholder disposes of its Fund shares prior to a distribution and acquires, or enters into a contract or option to acquire, a substantially identical interest in the Fund during the 61-day period beginning 30 days before the ex-dividend date of the distribution (a “wash sale transaction”), the foreign shareholder may be treated as having gain from the sale or exchange of a U.S. real property interest, which may be subject to the U.S. income tax and reporting requirements described above with respect to distributions. In addition to the distribution and wash sale transaction rules described above, in limited circumstances Fund shares could themselves be treated as U.S. real property interests, the disposition of which could be subject to similar U.S. income and withholding tax and reporting requirements. While the Funds do not expect Fund shares to constitute U.S. real property interests, a portion of a Fund’s distributions may be attributable to gain from the sale or exchange of U.S. real property interests and foreign shareholders may, therefore, be subject to U.S. tax and reporting requirements under the distribution rules described in this paragraph. Foreign shareholders should contact their tax advisors and financial planners regarding the tax consequences to them of such distributions.

The Money Market Funds do not expect to realize substantial capital gain, but no assurance can be given to this effect. If a Money Market Fund realizes any short-term capital gain, complex rules would apply to the qualification of Fund distributions of short-term capital gain to foreign shareholders; therefore, foreign shareholders are urged to consult their own tax advisors and financial planners with respect to the particular tax consequences to them of an investment in a Fund.

Even if permitted to do so, the Funds provide no assurance that they will designate any distributions as interest-related distributions or short-term capital gain distributions. Even if a Fund makes such designations, if you hold Fund shares through an intermediary, no assurance can be made that your intermediary will respect such designations.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships. If an International/Global Stock Fund qualifies and makes an election to pass-through foreign taxes to its shareholders, foreign shareholders of the Fund generally will be subject to increased federal income taxation without a corresponding benefit for the pass-through of foreign taxes.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of [July 1, 2007], the name, address and percentage of ownership of each person who may be deemed to be a principal holder (i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares) is listed below.

Principal Holder Ownership of the Funds

Fund / Share Class	Shareholder Account Registration	Share Balance	Percent of Class
High Income Fund – Class [ ]

International Value Fund – Class [ ]

Large Cap Core Fund – Class [ ]

Marsico Focused Equities Fund – Class [ ]

Marsico Growth Fund – Class [ ]

Small Cap Growth Fund II – Class [ ]

As of [July 1, 2007], the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of the Funds in that it is deemed to beneficially own greater than 25% of the outstanding shares either beneficially or by virtue of its fiduciary or trust roles or otherwise, is shown below. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

Control Person Ownership of the Funds

Fund	Shareholder Account Registration	Share Balance	Percent of Fund
High Income Fund – Class [ ]

International Value Fund – Class [ ]

Large Cap Core Fund – Class [ ]

Marsico Focused Equities Fund – Class [ ]

Marsico Growth Fund – Class [ ]

Small Cap Growth Fund II – Class [ ]

APPENDIX A—DESCRIPTION OF SECURITY RATINGS

S&P

The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.

•	AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

•	AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

•

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

•

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

•

BB, B - Bonds rated BB and B are regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

•

To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest ratings used by S&P for short-term municipal notes.

•	SP-1 - Indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a “plus” (+) designation.

•	SP-2 - Indicates satisfactory capacity to pay principal and interest.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

Moody’s

The following summarizes the highest six ratings used by Moody’s for corporate and municipal bonds. The first four denote investment grade securities.

•

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

•

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-1

•

A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

•

Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

•

Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

•

B - Bond that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody’s applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

The following summarizes the two highest ratings used by Moody’s for short-term municipal notes and variable-rate demand obligations:

•

MIG-1/VMIG-1 - Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

•	MIG-2/VMIG-2 - Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:

•

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

•

AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

•

A - Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

•

BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

A-2

•

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment grade:

•	F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

•	F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

•

F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

For commercial paper, Fitch uses the short-term debt ratings described above.

A-3

APPENDIX B—PROXY VOTING POLICIES AND PROCEDURES

Columbia Management Advisors, LLC (“CMA”) - Proxy Voting Policy

Applicable Regulations

Rule 206(4)-6 under the Investment Advisers Act of 1940

*Form N-PX

*ERISA Department of Labor Bulletin 94-2

Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Explanation/Summary of Regulatory Requirements

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

Columbia Management Advisors, LLC (“CMA”) has adopted and implemented the following policy, which it believes is reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients; and (2) address material conflicts of interest that may arise. This policy applies primarily to the GWIM Investment Operations Group, as well as to Compliance Risk Management (“CRM”) and Legal. Business groups to which this policy applies and CRM must adopt written procedures to implement the policy.

Policy

All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA’s clients without regard to any resulting benefit or detriment to CMA or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly. Information regarding CMA’s proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds’ and other funds’ boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients’ proxy voting records to third parties. Rather, the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending June 30th.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when CMA expects to routinely refrain from voting:

1.	Proxies will usually not be voted in cases where the security has been loaned from the Client’s account.

2.	Proxies will usually not be voted in cases where international issuers impose share blocking restrictions.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Section III, Conflicts of Interest below). CMA’s proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

B-1

Means of achieving compliance

I. PROXY COMMITTEE

CMA has established a Proxy Committee whose standing members include senior investment management personnel, who participate as voting authorities on the Committee. Additionally, the Proxy Committee regularly involves other associates (e.g., Legal representative, Compliance Risk Management representative, GWIM Investment Operations representatives) who participate as needed to enable effective execution of the Committee’s responsibilities.

The Proxy Committee has established a charter, which sets forth the Committee’s purpose, membership and operation. The Proxy Committee’s functions include, in part,

(a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A) or on proposals which require special, individual consideration in accordance with Section IV.C;

(b) review at least annually of this Proxy Voting Policy and Voting Guidelines to ensure consistency with internal policies, client disclosures and regulatory requirements;

(c) review at least annually of existing Voting Guidelines and the need for development of additional Voting Guidelines to assist in the review of proxy proposals;

(d) ensure that appropriate disclosure of CMA’s Proxy Voting Policy is made to its clients, is disclosed in CMA’s Form ADV and is made to the Funds’ shareholders; and

(e) oversight of any circumstances where, as described in Section III, CMA may determine it is necessary to delegate proxy voting to an independent third party.

II. CMA’S INVESTMENT ASSOCIATES

Under CMA’s Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the GWIM Investment Operations Group will refer these matters first to the relevant CMA research analyst after first confirming with CRM that the proxy matter does not present a conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above. Information regarding CMA’s proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest – Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B - Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating it to the Proxy Department.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

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III. CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate1, or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients’ interests. However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence CMA’s decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve it in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by CMA’s proxy guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA’s clients (collectively, “Proxy Referrals”), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM will collect and review any information deemed reasonably appropriate to evaluate if CMA or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest. CMA investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to Columbia Management’s Conflicts Officer in writing (see Appendix B). CRM will consider information about CMA’s significant business relationships, as well as other relevant information. The information considered by CRM may include information regarding: (1) CMA client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the CMA investment division regarding the proxy matter. CRM will consult with relevant experts, including legal counsel, as necessary.

If CRM determines that it reasonably believes (1) CMA has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, CRM will inform the Chair of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, CMA’s policy is to invoke one or more of the following conflict management procedures:

•	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA’s proxy voting agent);

•	Causing the proxies to be delegated to a qualified, independent third party, which may include CMA’s proxy voting agent.

•	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to CMA’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest – Additional Procedures

Additionally, by assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes to disclose in writing to the Columbia Management Conflicts of Interest Officer (within CRM) any

[1]

Bank of America Corporation (“BAC”), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA’s duty, in the proxy voting process, to act in the best economic interest of its clients.

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actual or apparent personal material conflicts of interest which he or she may have (e.g., relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how CMA will vote proxies. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter. CMA’s investment associates also follow the same disclosure requirements for any actual or apparent personal material conflicts of interest as stated in this section.

In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA has undertaken a review of the proxy vendor’s conflicts of interest procedures, and will continue to monitor them on an ongoing basis.

BAC as well as CMA have adopted various other policies and procedures that help reinforce this Policy. Please see the associated documents.

Ownership Limits – Delegation of Proxy Voting to an Independent Third Party

From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that CMA can hold for clients (collectively, “Ownership Limits”).

The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be the Adviser’s proxy voting agent.

IV. PROXY VOTING GUIDELINES

A. CMA’s Proxy Voting Guidelines – General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA’s proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request that the Proxy Committee consider voting the proxy other than according to such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person’s, group’s, or entity’s relationship, if any, with the parties proposing and/or opposing the matter’s adoption using the Proxy Voting Recommendation Form (see Appendix C of this policy). The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Proposals

For the following categories of proposals, either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with the proxy vendor’s or a an individual client’s guidelines.

1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by the proxy vendor, or as specified by the client.

3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by the proxy vendor, or as specified by the client.

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4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote. In general, CMA will refrain from voting such securities. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

5. Proxies of Investment Company Shares. Proposals on issues other than those specified in Section V.A will be voted on the specific instruction of the Proxy Committee.

6. Accounts Managed by CMA’s Quantitative Strategies Group. When an issue is held only within an account managed by CMA’s Quantitative Strategies Group and not in any other account within CMA, all proposals shall be voted according to the guidelines developed by the proxy vendor or as specified by the client.

7. Executive/Director Compensation. Except as provided in Appendix A, proposals relating to compensation of any executive or director will be voted as recommended by the proxy vendor or as otherwise directed by the Proxy Committee.

8. Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The GWIM Investment Operations Group is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The GWIM Investment Operations Group’s monitoring will take into account the following elements: (1) periodic review of the proxy vendor’s votes to ensure that the proxy vendor is accurately voting consistent with CMA’s Proxy Guidelines; and (2) review of the fund website to ensure that annual reports are posted in a timely and accurate manner. For additional information regarding the proxy voting process, please refer to the GWIM Investment Operations Desktop Procedures.

Supervision

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

Escalation

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Compliance Risk Management Conflicts Officer.

Monitoring/Oversight

The Compliance Assessment Team within Compliance Risk Management and the Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management’s compliance with the Proxy Voting Policy.

Recordkeeping

CMA will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

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•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

•	Proxy Committee Meeting Minutes and Other Materials

•	Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations

•	Conflicts of Interest Review Documentation, including Conflicts of Interest Forms

•	Client Communications Regarding Proxy Matters

Records should be retained for a period of not less than five years plus the current year. Records must be retained in an appropriate office of CM for the first two years.

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CMA’s Proxy Voting Policy (Appendix A): CMA’S VOTING GUIDELINES

A. The Proxy Committee has adopted the following guidelines for voting proxies:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

•

Proposals for the election of directors or for an increase or decrease in the number of directors, provided that at least two-thirds of the Board of Directors are, presently or at any time during the previous three-year period, “independent” as defined by applicable regulatory and listing standards.

However, CMA generally will WITHHOLD votes from pertinent director nominees if:

(i)	the board as proposed to be constituted would have more than one-third of its members from management;

(ii)	the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as “independent,” i.e. having no material relationship, directly or indirectly, with the Company, as CMA’s proxy voting agent may determine (subject to the Proxy Committee’s contrary determination of independence or non-independence);

(iii)	the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters — ratification of the appointment of auditors);

(iv)	a director serves on more than six public company boards;

(v)	the CEO serves on more than two public company boards other than the company’s board.

On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

•

Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission (“SEC”) and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a “financial expert” in accordance with SEC rules.

•	Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

•

Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

•	Established governance standards and guidelines.

•	Full board composed of not less than three-fourths “independent” directors, as defined by applicable regulatory and listing standards.

•	Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

•

A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

•

Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

•

The pertinent class of the Company’s voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company’s proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

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•	Proposals that grant or restore shareholder ability to remove directors with or without cause.

•	Proposals to permit shareholders to elect directors to fill board vacancies.

•	Proposals that encourage directors to own a minimum amount of company stock.

•	Proposals to provide or to restore shareholder appraisal rights.

•	Proposals to adopt cumulative voting.

•	Proposals for the company to adopt confidential voting.

CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA generally will vote AGAINST:

•	Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

•	Proposals that give management the ability to alter the size of the board without shareholder approval.

•	Proposals that provide directors may be removed only by supermajority vote.

•	Proposals to eliminate cumulative voting.

•	Proposals which allow more than one vote per share in the election of directors.

•	Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Proposals that mandate a minimum amount of company stock that directors must own.

•	Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

•	Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

•

Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA’s clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

•	Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

•	Proposals asking a company to expense stock options.

•	Proposals to put option repricings to a shareholder vote.

•

Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

•	Proposals for the remuneration of auditors if no more than 25% of the compensation costs comes from non audit activity.

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CMA generally will vote AGAINST:

•	Stock option plans that permit issuance of options with an exercise price below the stock’s current market price, or that permit replacing or repricing of out-of-the money options.

•	Proposals to authorize the replacement or repricing of out-of-the money options.

•

Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

•

Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

•	Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

•	Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

•	Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

•

Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:

•	Whether the company has attained benefits from being publicly traded.

•	Cash-out value

•	Balanced interests of continuing vs. cashed-out shareholders

•	Market reaction to public announcement of transaction

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company’s assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

•	CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

•	CMA generally votes FOR shareholder proposals to eliminate a poison pill.

•	CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

•	CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company’s ability to make greenmail payments.

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Supermajority vote

•

CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

•	CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

•	Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.

•	Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

CMA will review, on a CASE-BY-CASE basis, proposals for Bylaw amendments giving minority shareholders the ability to call a special meeting of stockholders.

CMA generally will vote FOR:

•	Proposals to approve routine business matters such as changing the company’s name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

•	Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

•	Credible reason exists to question:

•	The auditor’s independence, as determined by applicable regulatory requirements.

•	The accuracy or reliability of the auditor’s opinion as to the company’s financial position.

•

Fees paid to the auditor or its affiliates for “non-audit” services were excessive, i.e., in excess of the total fees paid for “audit,” “audit-related” and “tax compliance” and/or “tax return preparation” services, as disclosed in the company’s proxy materials.

•	Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

•	Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

•	Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

•

Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

•	Shareholder proposals to change the date, time or location of the company’s annual meeting of shareholders.

CMA will vote AGAINST:

•	Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

•

Proposals to change the location of the company’s state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

•	Proposals on whether and how to vote on “bundled” or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

•

FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

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•

FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

•	Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

•	Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

•	Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

•

Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors/directors and/or legal action is being taken against the board by other shareholders.

•

Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company’s financial position.

•	Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

•	The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA’ categorization rules and the Dutch Corporate Governance Code.

•	No call/put option agreement exists between the company and the foundation.

•	There is a qualifying offer clause or there are annual management and supervisory board elections.

•	The issuance authority is for a maximum of 18 months.

•	The board of the company-friendly foundation is independent.

•	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

•	There are no priority shares or other egregious protective or entrenchment tools.

•	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

•	Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

•	Board structure

•	Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

•	Ignore a shareholder proposal that is approved by a majority of shares outstanding;

•	Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

•	Are interested directors and sit on the audit or nominating committee; or

•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

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Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

•	Past performance relative to its peers

•	Market in which fund invests

•	Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

•	Past shareholder activism, board activity and votes on related proposals

•	Strategy of the incumbents versus the dissidents

•	Independence of incumbent directors; director nominees

•	Experience and skills of director nominees

•	Governance profile of the company

•	Evidence of management entrenchment

Converting a Closed-end Fund to an Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

•	Past performance as a closed-end fund

•	Market in which the fund invests

•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

•	Proposed and current fee schedules

•	Fund category/investment objective

•	Performance benchmarks

•	Share price performance as compared with peers

•	Resulting fees relative to peers

•	Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

•	Stated specific financing purpose

•	Possible dilution for common shares

•	Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 (“1940 Act”):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Regulatory developments

•	Current and potential returns

•	Current and potential risk

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CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	Fund’s target investments

•	Reasons given by the fund for the change

•	Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund’s investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective.

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s name, considering the following factors:

•	Political/economic changes in the target market

•	Consolidation in the target market

•	Current asset composition

Change in Fund’s Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s subclassification, considering the following factors:

•	Potential competitiveness

•	Current and potential returns

•	Risk of concentration

•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

•	Strategies employed to salvage the company

•	Past performance of the fund

•	Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

•	The degree of change implied by the proposal

•	The efficiencies that could result

•	The state of incorporation; net effect on shareholder rights

•	Regulatory standards and implications

CMA will vote FOR:

•

Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

•

Proposals enabling the Board to amend, without shareholder approval, the fund’s management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

B-13

CMA will vote AGAINST:

•	Proposals enabling the Board to:

•	Change, without shareholder approval the domicile of the fund

•	Adopt, without shareholder approval, material amendments of the fund’s declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

•	Regulations of both states

•	Required fundamental policies of both states

•	The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940.

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives

•	The proposed distributor’s reputation and past performance

•	The competitiveness of the fund in the industry

•	Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

•	Resulting fee structure

•	Performance of both funds

•	Continuity of management personnel

•	Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

•	Performance of the fund’s NAV

•	The fund’s history of shareholder relations

•	The performance of other funds under the adviser’s management

B-14

CMA’s Proxy Voting Policy (Appendix B): Conflicts of Interest Disclosure and Certification Form

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals

Participating in the Proxy Voting Decision-Making Process.

Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

Issuer and Proxy Matter:

1.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer[1]?

_______________________________________________________________________________________________________

_______________________________________________________________________________________________________

2.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?

_______________________________________________________________________________________________________

_______________________________________________________________________________________________________

3.	Have you discussed this particular proxy proposal with anyone outside of Columbia Management’s investment group[2]?

_______________________________________________________________________________________________________

_______________________________________________________________________________________________________

4.	Are you aware of any other potential personal conflicts of interest not described above? Please detail below.

_______________________________________________________________________________________________________

_______________________________________________________________________________________________________

Name:______________________________________________________________________________________________________

Signed:

Date:

[1]	Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.
[2]	Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.

B-15

CMA’s Proxy Voting Policy (Appendix C): CMA Proxy Vote Recommendation/Proxy Committee Request Form

Name of Investment Associate:____________________________________________________________________

Company Name:_______________________________________________________________________________

Cutoff Date and Meeting Date: ____________________________________________________________________

Proxy Agenda Item: ______________________________________________________________________________

Description of Item:_______________________________________________

(The above information will be pre-populated by the Proxy Department.)

Recommendation (Check One):

            FOR

            AGAINST

            WITHHOLD

            ABSTAIN

Brief rationale:________________________________________________________________________________________

____________________________________________________________________________________________________

____________________________________________________________________________________________________

____________________________________________________________________________________________________

____________________________________________________________________________________________________

____________________________________________________________________________________________________

Please attach any supporting information other than analysis or reports provided by the Proxy Department.

Signed

By signing, I am certifying that I either have no conflicts of interest-related information to report or have sent a completed “Conflicts of Interest Disclosure and Certification Form” to Compliance Risk Management (Conflicts Officer).

Send Completed Forms to:

GWIM Investment Operations – Proxy Department

B-16

Columbia Management®

COLUMBIA FUNDS SERIES TRUST

Class A, Class B, Class C and Class Z Shares

STATEMENT OF ADDITIONAL INFORMATION

August 1, 2007

Balanced Fund
Columbia Asset Allocation Fund II

This SAI is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with the Fund’s prospectuses dated August 1, 2007. It provides information about the share classes of the Balanced Fund listed above, which is a series of the Trust. The annual reports for the Fund, which include the Fund’s audited financial statements dated March 31, 2007, are hereby incorporated by reference into this SAI.

Copies of the Fund’s current prospectus, annual and semi-annual reports may be obtained without charge by writing Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081, by calling Columbia Funds at 800.345.6611 or by visiting the Columbia Funds’ website at www.columbiafunds.com.

1

SAI PRIMER

The SAI is a part of the Fund’s registration statement that is filed with the SEC. The registration statement includes the Fund’s prospectuses, the SAI and certain other exhibits. The SAI, and any supplements to it, can be found online at www.columbiafunds.com, or by searching the SEC’s website at www.sec.gov.

The SAI generally provides additional information about the Fund that the SEC has concluded is not required to be in the Fund’s prospectuses. Investors nevertheless may find the information important and helpful. The SAI expands discussions of the matters described in the Fund’s prospectuses and provides certain additional information about the Fund that may be of interest to some investors. Among other things, the SAI provides information about:

•	the organization of the Trust;

•	the Fund’s investments;

•	the Fund’s investment advisor, investment sub-advisor(s) (if any) and other service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest;

•	the governance of the Fund;

•	the Fund’s brokerage practices;

•	the share classes offered by the Fund;

•	the purchase, sale and pricing of Fund shares; and

•	the application of federal income tax laws.

If you have any questions about the Fund, please call Columbia Funds at 800.345.6611 or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI.

Glossary

1933 Act	Securities Act of 1933, as amended

1934 Act	Securities Exchange Act of 1934, as amended

1940 Act	Investment Company Act of 1940, as amended

Administrator	CMA

Advisor	CMA

AMEX	American Stock Exchange

Asset Allocation Fund II	Columbia Asset Allocation Fund II

BAI	Banc of America Investment Services, Inc.

Balanced Fund(s)	One or more of the balanced funds in the Columbia Funds Family

Bank of America	Bank of America Corporation

BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.

Board	The Trust’s Board of Trustees

CFST	The Trust

CFTC	Commodity Futures Trading Commission

CMA	Columbia Management Advisors, LLC, the Fund’s investment advisor

CMD	Columbia Management Distributors, Inc., the Fund’s principal underwriter and distributor

CMG	Columbia Management Group, LLC, the primary investment division of Bank of America

CMOs	Collateralized mortgage obligations

CMS	Columbia Management Services, Inc.

Code	Internal Revenue Code of 1986, as amended

Code(s) of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act

2

Glossary

Columbia Funds Complex	The mutual fund complex that is comprised of the open-end investment management companies advised by CMA or its affiliates and principally underwritten by CMD, as that term is defined under Item 12 of Form N-1A

Columbia Funds or Columbia Funds Family	The fund complex that is comprised of the open-end investment management companies advised by CMA or its affiliates and principally underwritten by CMD

Custodian	State Street

Distributor	CMD

Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Fund’s shares

FDIC	Federal Deposit Insurance Corporation

FHLMC	Federal Home Loan Mortgage Corporation

Fitch	Fitch Investors Service, Inc.

FNMA	Federal National Mortgage Association

Fund	One of the open-end management investment companies (that is or is not listed on the front cover of this SAI, as the context may require) that is a series of the Trust

Funds	Two or more of the open-end management investment companies (that are or are not listed on the front cover of this SAI, as the context may require) that are series of the Trust

GNMA	Government National Mortgage Association

Investment Advisory Agreement	The investment advisory agreement between the Trust, on behalf of its Funds, and the Advisor

IRS	United States Internal Revenue Service

LIBOR	London Interbank Offered Rate

Money Market Fund(s)	One or more of the money market funds in the Columbia Funds Family

Moody’s	Moody’s Investors Service, Inc.

NRSRO	Nationally recognized statistical ratings organization (such as Moody’s, Fitch or S&P)

NYSE	New York Stock Exchange

Principal Underwriter	CMD

REIT	Real estate investment trust

S&P	Standard & Poor’s Corporation (“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Columbia Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in any Columbia Funds).

SAI	This Statement of Additional Information

SEC	United States Securities and Exchange Commission

Selling Agent	Banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor

Servicing Agent	Banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the Distributor

SMBS	Stripped mortgage-backed securities

State Street	State Street Bank and Trust Company

Transfer Agent	CMS

Transfer Agency Agreement	The transfer agency agreement between the Trust, on behalf of its Funds, and CMS

The Trust	Columbia Funds Series Trust (or CFST), the registered investment company in the Columbia Funds Family to which this SAI relates

Trustee(s)	One or more of the Board’s Trustees

3

ABOUT THE TRUST

The Trust is a registered investment company in the Columbia Funds Family. Columbia Funds offers over 100 mutual funds in all major asset classes and has approximate total assets in excess of $[            ] as of [                    ], 2007.

The Trust was organized as a Delaware business trust, a form of entity now known as a statutory trust, on October 22, 1999. On September 26, 2005, the Trust changed its name from Nations Funds Trust to Columbia Funds Series Trust.

On that same day, the name of the Fund was changed as follows: Nations Asset Allocation Fund to Columbia Asset Allocation Fund II.

The Fund represents a separate series of the Trust and is an open-end diversified management investment company. The Fund has a fiscal year end of March 31st.

4

ABOUT THE FUND’S INVESTMENTS

The investment objective, principal investment strategies (i.e., as used in this SAI and the corresponding prospectuses, a strategy which typically involves the investment of more than 10% of a Fund’s assets) and related principal investment risks for the Fund, are discussed in the Fund’s prospectus.

See Capital Stock and Other Securities for a listing and description of the classes of shares that the Fund offers, including shareholder rights.

Certain Investment Activity Limits

The overall investment activities of CMA and its affiliates may limit the investment opportunities for a Fund in certain markets in which limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, a Fund’s activities also may be restricted because of regulatory restrictions applicable to CMA and its affiliates, and/or their internal policies.

Fundamental and Non-Fundamental Investment Policies

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for the Fund supplements the discussion in the prospectuses for the Fund. A fundamental policy may only be changed with shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding a qualitative investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset, except for borrowings and other instruments that may give rise to leverage which are monitored on an ongoing basis.

Fundamental Investment Policies

1.	The Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.

2.	The Fund may not purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

3.	The Fund may not purchase or sell commodities, except that the Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

4.	The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

5.	The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

5

6.	The Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

7.	The Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) the Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

Non-Fundamental Investment Policies

1.	The Fund may not purchase securities of other investment companies except as permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder. Any Fund that is purchased by another Fund in reliance on Section 12(d)(1)(G) of the 1940 Act will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

2.	The Fund may not invest more than 15% of its net assets in illiquid securities.

6

Non-Fundamental Investment Policies

Exemptive Orders

In addition to the policies outlined above, the Columbia Funds Family has received the following exemptive orders from the SEC which enable the Fund to participate in certain transactions beyond the investment limitations described above or described in otherwise applicable restrictions:

1.	Pursuant to an exemptive order dated October 5, 1993, all current and future Funds advised by CMA may, subject to certain conditions, pool their uninvested cash balances in one or more joint accounts and use the daily balance of such accounts to enter into repurchase agreements, including the condition that such agreements have a maturity of not more than seven days.

2.	Pursuant to an exemptive order dated September 5, 2003, a Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Permissible Investments and Related Risks

The Fund’s prospectus identifies and summarizes the individual types of securities in which the Fund invests as part of its principal investment strategies and the risks associated with such investments.

The table below identifies for the Fund the types of securities in which it is permitted to invest. If a type of security identified for a Fund is not described in the Fund’s prospectus, the Fund may invest no more than 10% of the Fund’s total assets in such security type. The Fund may invest in the types of securities described in its prospectus without regard to the 10% limitation.

Additional information about individual types of securities (including certain of their associated risks) in which the Fund may invest is set forth below. The Fund’s investment in these types of securities is subject to the Fund’s investment objective and fundamental and non-fundamental investment policies.

Permissible Fund Investments

Investment Type	Asset Allocation Fund II
Asset-Backed Securities	✓
Bank Obligations	✓
Common Stock	✓
Convertible Securities	✓
Corporate Debt Securities	✓
Derivatives	✓
Dollar Rolls	✓
Foreign Securities	✓
Foreign Currency Transactions	✓
Futures and Options Contracts	✓
Guaranteed Investment Contracts (Funding Agreements)	✓
Illiquid Securities	✓
Low and Below Investment Grade Securities	✓
Investing in Other Investment Companies	✓
Money Market Instruments	✓
Mortgage-Backed Securities	✓
Participation Interests	✓

7

Permissible Fund Investments

Investment Type	Asset Allocation Fund II
Preferred Stock	✓
Private Placement and Other Securities	✓
REITs and Master Limited Partnerships	✓
Repurchase Agreements	✓
Reverse Repurchase Agreements	✓
Stripped Securities	✓
Structured Products and Linked Securities	✓
Swap Agreements	✓
U.S. Government and Related Obligations	✓
Variable- and Floating-Rate Obligations	✓
Warrants and Rights	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓

Asset-Backed Securities

Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of receivables. They entitle the security holder to receive the payments on the underlying assets (less servicing fees paid to the originator or other parties or fees paid for any credit enhancement and payments on any retained or remainder portion of the assets retained by the originator or sold to another party). Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that transfers them to a special purpose entity such as a trust, which then, in turn, issues structures which are backed by the receivables and which are privately placed or publicly offered.

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the underlying assets, the creditworthiness of the servicing agent for the securities, information concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements. The existence or extent of any credit enhancement varies and apply only to a portion of the asset-backed security’s face value. The value of asset-backed securities will be affected by the exhaustion, termination or expiration of any credit enhancement.

Declining or low interest rates may lead to a more rapid rate of repayment on the underlying assets, resulting in accelerated payments on the asset-backed securities that then must be reinvested at a lesser rate of interest. Rising or high interest rates tend to lead to a slower rate of repayment on the underlying assets, resulting in slower than expected payments on the asset-backed securities that can, in turn, lead to a decline in value. The impact of changing interest rates on the value of an asset-backed security may be difficult to predict and result in greater volatility. Holders of asset-backed securities generally have no recourse against the originator of the underlying assets in the event of a default on the underlying assets.

Bank Obligations (Domestic and Foreign)

Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank. For purposes of any applicable investment policies with respect to bank obligations, the assets of a bank or savings institution may, if certain conditions are satisfied, be deemed to include the assets of its domestic and foreign branches.

8

Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Banker’s acceptances are time drafts drawn on and accepted by banks and are a customary means of effecting payment for merchandise sold in import-export transactions and a general source of financing. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign (mainly European) banks with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

Bank investment contracts are issued by banks. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of a bank. The bank then credits to a Fund payments at negotiated, floating or fixed interest rates.

Investing in bank obligations is subject to certain risks. Certain bank obligations, such as some CDs, are insured by the FDIC. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high-levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality.

Common Stock

Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends, if any, on their holdings. However, ownership of common stock does not entitle owners to involvement in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE, AMEX or the Nasdaq Stock Market. Domestic and foreign corporations also may have their shares traded, on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange.

Investing in common stocks is subject to certain risks. Stock market risk, for example, is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and fall based on factors specific to each company, such as changes in earnings or management, as well as general economic and market factors.

If a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and “preferred” stock take priority over the claims of those who own common stock.

Investing in common stocks also presents the risks applicable to investing in a particular type of company. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, may be more reliant on singular products or services and more vulnerable to larger competitors. Common stocks of these types of companies may have a higher potential for gains but also may be subject to greater risk of loss.

Investing in common stocks also presents the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector. When market conditions favorably affect, or are expected favorably to affect, an industry, the

9

prices of the common stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ common stocks to decline.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). As such, convertible securities combine the investment characteristics of debt securities and equity securities but typically retain the investment characteristics of debt securities until they have been converted. A holder of convertible securities is entitled to receive the income of a bond, debenture or note or the dividend of a preferred stock until the conversion privilege is exercised. The market value of convertible securities generally is a function of, among other factors, interest rates, the rates of return of similar nonconvertible securities and the financial strength of the issuer. The market value of convertible securities tends to decline as interest rates rise and, conversely, to rise as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the rate of return of the convertible security. Because both interest rate and market movements can influence their value, convertible securities generally are not as sensitive to changes in interest rates as similar debt securities nor generally are they as sensitive to changes in share price as their underlying common stock.

Investing in convertible securities is subject to certain risks. Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses. Certain convertible securities may have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified exchange ratio. Certain convertible securities may be convertible at the option of the issuer, which may require a holder to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

In addition, some convertible securities may be rated below investment grade or may not be rated and, therefore, may be considered speculative investments. Companies that issue convertible securities usually are small- and mid-capitalization companies and, accordingly, carry the risks associated with such companies. In addition, the credit rating of a company’s convertible securities generally is lower than that of its conventional debt securities. Convertible securities are senior to equity securities and have a claim to the assets of an issuer prior to the holders of the issuer’s common stock in the event of liquidation but generally are subordinate to similar non-convertible securities of the same issuer. Some convertible securities particularly are sensitive to changes in interest rates when their predetermined conversion price is much higher than the issuing company’s common stock.

Corporate Debt Securities

Corporate debt securities are fixed income securities typically issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturities and secured or unsecured status. Commercial paper has the shortest term and usually is unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Extendible commercial notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend maturity to 390 days. ECNs are issued at a discount rate with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small

10

foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carry a relatively high degree of risk.

Investing in corporate debt securities is subject to certain risks including, among others, credit and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it becomes due. Some corporate debt securities that are rated below investment grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than and, therefore, may be paid in full before, lower ranking (subordinated) securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than do corporate debt securities with shorter terms.

Derivatives

Derivatives are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity like gold), or a market indices (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; linked securities and structured products; collateralized mortgage obligations; stripped securities; warrants and swap agreements. For more information about each these derivatives, see the sections in this SAI that describe them.

A Fund may use derivatives for a variety of reasons, including: to enhance its return, to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); to protect its unrealized gains reflected in the value of its portfolios securities; to facilitate the sale of such securities for investment purposes; to reduce transaction costs; and/or to manage the effective maturity or duration of its portfolio.

A Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. There is also a risk that the derivative will not correlate well with the security that it is substituting. A Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not always exist at times when a Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and may be more difficult to value. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that a Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount of taxes payable by shareholders.

A Fund may use any or all of these investment techniques and may purchase different types of derivative securities at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables including market conditions.

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Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

A Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple (typically two) of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. The Advisor believes that indexed and inverse floating obligations represent flexible portfolio management instruments that allow a Fund to seek potential investment rewards, hedge other portfolio positions or vary the degree of investment leverage relatively efficiently under different market conditions. A Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

Swap Agreements. Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, credit, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors.

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities or an index. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund’s exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

The Advisor does not believe that a Fund’s obligations under swap agreements are senior securities and, accordingly, a Fund will not treat them as being subject to its borrowing restrictions.

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Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund’s performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. Additionally, whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Advisor’s ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to a Fund). In connection with credit default swaps in which a Fund is the buyer, a Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to a Fund’s exposure (any accrued but unpaid net amounts owed by a Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, a Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to a Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of a Fund’s portfolio. Such segregation or “earmarking” will not limit a Fund’s exposure to loss.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

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Equity swaps are derivative instruments and their values can be very volatile. To the extent that the Advisor does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the Securities Act of 1933. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-, Currency- and Equity-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at

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maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index and currency-linked securities are derivative instruments, which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Advisor. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Advisor. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad. Certain derivative instruments may be illiquid.

Dollar Rolls

Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar (same type, coupon and maturity) securities on a specified future date and lower price. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls. A Fund foregoes principal and interest paid on the securities during the “roll” period. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities as well as the interest earned on the cash proceeds of the initial sale.

Using dollar rolls presents certain risks. Dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase may decline below the repurchase price or the transaction costs may exceed the return earned by a Fund from the transaction. Dollar rolls also involve risk to a Fund if the other party should default on its obligation and a Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction.

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors.

Foreign securities may include depositary receipts, such as American Depository Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are receipts issued in Europe typically by foreign banks or trust companies and foreign branches of domestic banks that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in Depositary Receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Foreign securities also may include securities of Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain (PFIC tax) related to the investment, which will be allocated over the period that a Fund is invested in a PFIC. The PFIC tax is the highest ordinary income tax rate in effect for any period multiplied by the portion of the excess distribution allocated to such period, and it could be

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increased by an interest charge on the deemed tax deferral. A Fund may elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs, which in many cases may be difficult to obtain. An alternative election would permit a Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year.

Investing in foreign securities is subject to certain risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. A Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes which would reduce the amount of income and capital gains available to distribute to a Fund’s shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

Certain of the risks associated with investments in foreign securities are heightened with respect to investments in emerging market countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin, and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging market securities also involves risks beyond the risks applicable to foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.

Investing in foreign securities also involves currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may purchase or sell forward foreign currency exchange contracts in order to attempt to minimize the risk to a Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A Fund also may purchase and sell foreign currency futures contracts and related options.

Foreign Currency Transactions

Foreign currency transactions may be used to protect, to some extent, against uncertainty in the level of future currency exchange rates by establishing a fixed exchange rate. Foreign currency transactions may involve the purchase or sale of foreign currencies on a spot basis at the prevailing exchange rate or may involve “forward contracts” that allow a Fund to purchase or sell foreign currencies at a future date. Forward contracts may be used for “transaction hedging,” “position hedging” and “cross-hedging.” A Fund may use forward sale contracts to sell an amount of a foreign currency approximating the value of a Fund’s securities denominated in the foreign security when that foreign currency suffers a substantial decline against the U.S. dollar. A Fund may use forward purchase contracts to purchase a foreign currency when it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized if the value of the hedged currency increases.

Transaction hedging may allow a Fund to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest rate payment in a foreign currency. A Fund may use transaction hedging to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging may allow a Fund to protect against an adverse change in the relationship between the U.S. dollar and the applicable foreign currencies in which its portfolio securities are denominated. A Fund may use position hedging

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when it is believed that the U.S. dollar may suffer a decline against the foreign currency by entering into a forward purchase contract to purchase that foreign currency for a fixed dollar amount.

Cross-hedging may allow a Fund to enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall if there is a decline in the U.S. dollar value of the currency in which a Fund’s securities are denominated.

A Fund also may purchase exchange-listed and over-the-counter call and put options on foreign currencies and foreign currencies contracts. Options on foreign currencies and foreign currencies contracts give the holder a right to buy or sell the underlying foreign currencies or foreign currencies contracts for a specified period of time and for a specified amount. The value of an option on foreign currencies or foreign currencies contracts reflects the value of an exchange rate, which depends on the relative values of the U.S. dollar and the relevant foreign currency.

Engaging in foreign currency transactions is subject to certain risks. If the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the dollar value of any securities held by a Fund denominated in that currency. It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract, which may make it necessary for a Fund to purchase additional foreign currency on the spot market if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver at the time a Fund sells the security being hedged. The value of any currency, including the U.S. dollar, may be affected by political and economic factors applicable to the issuer’s country. The exchange rates of currencies also may be affected adversely by governmental actions. Transaction, position and cross-hedging do not eliminate fluctuations in the underlying prices of securities that a Fund owns or intends to purchase or sell and may limit the amount of potential gain that might result from the increase in value of the currency being hedged. Settlement procedures relating to a Fund’s foreign currency transactions may be more complex than those relating to investments in securities of U.S. issuers.

Futures and Options Contracts

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. A Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency.

Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities currently owned or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities. Regulations of the CFTC applicable to a Fund require that all of its futures transactions constitute bona fide hedging transactions except to the extent that the aggregate and initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of a Fund’s portfolio.

Upon entering into futures contracts, in compliance with the SEC’s requirements, cash or liquid securities, equal in value to the amount of a Fund’s obligation under the contract (less any applicable margin deposits and any assets that constitute “cover” for such obligation), will be segregated with a Fund’s custodian.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract, although a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities in order to initiate and maintain open positions in futures contracts. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit intended to assure completion of the contract (delivery or acceptance of the underlying instrument) that is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Minimum initial margin requirements are

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established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. Subsequent payments, called “variation margin,” to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, a process known as “marking to market.” If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional variation margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made for as long as the contract remains open. A Fund expects to earn interest income on its margin deposits.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities (stock index futures contracts do not permit delivery of securities), the contracts usually are closed out before the settlement date without the making or taking of delivery. As such, a Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by a Fund. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract (i.e., the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date) to terminate the position. Final determinations are made as to whether the price of the initial sale of the futures contract exceeds or is below the price of the offsetting purchase, or whether the purchase price exceeds or is below the offsetting sale price. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or a gain. Brokerage commissions are incurred when a futures contract is bought or sold.

Successful use of futures contracts by a Fund is subject to the Advisor’s ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Fund therefore bears the risk that future market trends will be incorrectly predicted.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

In the event of adverse price movements, a Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if a Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

In addition, there is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution of special procedures, by exchanges, which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by a Fund, a Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract, which may limit a Fund’s ability to realize its profits or limit its losses. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange (or in the class

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or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges – principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. A Fundwill deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. A Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates. A Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

Stock Options and Stock Index Options. A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

A primary difference between stock options and stock index options becomes evident when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or a narrower market

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index, such as the S&P 100 Index. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Stock index options are currently traded on the following exchanges: the Chicago Board Options Exchange, the NYSE, the AMEX, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

The successful use of a Fund’s options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless a Fund exercises the option or enters into a closing sale transaction for such option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since a Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.
The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. The writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, a Fund will realize a loss equal to the premium paid. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation (OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, a Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Dealer Options. Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to dealer options. While a Fund might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if a Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction. Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, a Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While each Fund seeks to enter into dealer

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options only with dealers who will agree to and can enter into closing transactions with a Fund, no assurance exists that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to a Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, a Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

The staff of the SEC takes the position that purchased dealer options are illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that a Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, a Fund will treat dealer options as subject to a Fund’s limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, a Fund will change its treatment of such instruments accordingly.

Writing covered options. A Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with a Fund’s investment goal and policies. Call options written by a Fund give the purchaser the right to buy the underlying securities from a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price; put options give the purchaser the right to sell the underlying securities to a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price.

A Fund may write only covered options, which means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, a Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. A Fund may write combinations of covered puts and calls, called straddles, on the same underlying security.

A Fund will receive a premium from writing a put or call option, which increases a Fund’s return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by a Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an offsetting option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. A Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If a Fund writes a call option but does not own the underlying security, and when it writes a put option, a Fund may be required to deposit cash or securities with its broker as “margin” or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, a Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

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Purchasing put options. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. A Fund may purchase call options to hedge against an increase in the price of securities that a Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) Options. A Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by a Fund, only pursuant to agreements that will assure that a Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. A Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be “in-the-money” as an illiquid investment. It is the present policy of a Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund’s Prospectus) of a Fund’s net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by a Fund, (ii) OTC options purchased by a Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Index Options. As an alternative to purchasing call and put options on index futures, a Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

Foreign Stock Index Options. A Fund may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

Options on Futures Contracts. A Fund may purchase and write call and put options on futures contracts it may buy or sell. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. There is no guarantee that such closing transactions can be effected.

A Fund will enter into written options on futures contracts only when, in compliance with the SEC’s requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

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Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. There may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Successful use of index futures by a Fund for hedging purposes is also subject to the Advisor’s ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in a Fund’s portfolio may decline. If this occurs, a Fund would lose money on the futures and also experience a decline in the value of its portfolio securities, as a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, a Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

Use by Tax-Exempt Funds of Interest Rate and U.S. Treasury Security Futures Contracts and Options. A Fund investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

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In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Index Futures Contracts and Options on Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).

A Fund may also purchase and sell options on index futures contracts. Options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged.

Guaranteed Investment Contracts (Funding Agreements)

Guaranteed investment contracts, or funding agreements, are debt instruments issued by insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Fund payments at negotiated, floating or fixed interest rates. A Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards.

Investing in guaranteed investment contracts is subject to certain risks. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Fund on seven days notice or less, at which time the investment may be considered illiquid under applicable SEC regulatory guidance and subject to certain restrictions.

Illiquid Securities

Illiquid securities are defined by a Fund pursuant to the SEC staff’s current guidance and interpretations which provides that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Subject to its investment policies, a Fund may invest in illiquid investments and may invest in certain restricted securities that are deemed to be liquid securities.

Investing in Other Investment Companies

Investing in other investment companies is a manner in which a Fund seeks to achieve its investment objective. A Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, its rules and regulations and any exemptive orders currently or in the future obtained by a Fund from the SEC.

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The 1940 Act generally requires that a Fund limit its investments in another investment company or series thereof so that, as determined immediately after a securities purchase is made: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) not more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a Fund or by the company as a whole. Such other investment companies may include exchange-traded funds (ETFs) which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries.

Under the 1940 Act and regulations thereunder, a Fund may purchase shares of other affiliated Columbia Funds, including the Money Market Funds, subject to certain conditions. Investing in affiliated funds may present certain actual or potential conflicts of interest, which are discussed below. For more information about such actual and potential conflicts of interest, see Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest.

Investing in other investment companies is subject to certain risks. Although a Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to gain exposure to a type of security or to be fully invested, there are potential disadvantages. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. A shareholder may be charged fees not only on a Fund shares held directly but also on the investment company shares that a Fund purchases.

In addition, investing in ETFs is subject to certain other risks. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track as well as to the risks of the specific sector or industry on which the ETF is based. ETFs also are subject to the risk that their prices may not correlate perfectly to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons.

Low and Below Investment Grade Securities

Low and below investment grade securities are debt securities with the lowest investment grade rating (e.g., BBB by S&P and Fitch or Baa by Moody’s) or that are below investment grade (e.g., lower than BBB by S&P and Fitch or Baa by Moody’s) or are unrated but of comparable quality. These types of securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications, or similar events, are more speculative in nature than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities generally are issued by unseasoned companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. Low and below investment grade securities and comparable unrated securities: (i) likely will have some quality and protective characteristics that, in the judgment of an NRSRO, are outweighed by large uncertainties or major risk exposures to adverse conditions; (ii) are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation; and (iii) may have a less liquid secondary market, potentially making it difficult to value or sell such securities.

Investing in low and below investment grade securities and comparable unrated securities is subject to certain risks. The rates of return on these types of securities generally are higher than the rates of return available on more highly rated securities, but generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, a Fund may be more dependent on the Advisor’s credit analysis with respect to these types of securities than is the case for more highly rated securities.

The market values of certain low and below investment grade securities and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than more highly rated securities. In addition, issuers of these types of securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default is significantly greater because low and below investment grade securities and comparable unrated securities generally are unsecured and frequently are subordinated to more senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or

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interest on its holdings of such securities. The existence of limited markets for lower-rated debt securities may diminish a Fund’s ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value; and (ii) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Money Market Instruments

Money market instruments are high-quality, short-term debt obligations, which include: (i) bank obligations, including certificates of deposit and bankers’ acceptances; (ii) funding agreements; (iii) repurchase agreements; (iv) obligations of the United States and foreign countries and each of their agencies and instrumentalities; and (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities.

Investing in money market instruments is subject to certain risks. Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Mortgage-Backed Securities

Mortgage-backed securities are a type of asset-backed security and represent interests in, or debt securities backed by, pools of underlying mortgages. In some cases, they may be insured or guaranteed by the U.S. Government or its agencies. They pass through the payments on the underlying mortgages to the security holders (less servicing fees paid to the originator or other parties or fees paid for any credit enhancement and payments on any retained or remainder portion of the assets retained by the originator or sold to another party). Mortgage-backed securities are created when mortgage originators transfer the mortgages to a special purpose entity such as a trust, which then, in turn, issues securities with a minimum denomination and specific term. The securities are privately placed or publicly offered.

Mortgage-backed securities commonly are issued or guaranteed by the Government National Mortgage Association (also known as Ginnie Mae or GNMA), the Federal National Mortgage Association (also known as Fannie Mae or FNMA), or the Federal Home Loan Mortgage Corporation (also known as Freddie Mac or FHLMC), but also may be issued or guaranteed by other issuers, including private companies. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its stock nor the securities it issues are insured or guaranteed by the U.S. Government. FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, “repackages” them and provides certain guarantees. FHLMC’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Mortgage-backed securities issued by FHLMC are not guaranteed as to timely payment of interest and principal by the U.S. Government.

Collateralized mortgage obligations (CMOs) are debt obligations issued by special-purpose trusts, collateralized by underlying mortgage assets. Principal prepayments on underlying mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a periodic basis. The principal and interest payments on the underlying mortgage assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgage assets are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Real estate mortgage investment conduits (REMICs) are entities that own mortgages and elect REMIC status under the Code and, like CMOs, issue debt obligations collateralized by underlying mortgage assets that have characteristics similar to those issued by CMOs.

Investing in mortgage-backed securities is subject to certain risks, including, among others, prepayment, market and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages more quickly than expected, which may affect the security’s average maturity and rate of return. Whether or not a mortgage loan is prepaid is almost entirely

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controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages also may be affected by home value appreciation, ease of the refinancing process and local economic conditions, among other factors. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities can be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, which in turn may decrease their value. Credit risk reflects the risk that a holder of mortgage-backed securities may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. Government. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions.

Participation Interests

Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes, that have been “repackaged” by an intermediary, such as a bank or broker/dealer. Participation interests typically are issued by partnerships or trusts through which a Fund receives principal and interest payments made by the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, which are passed through to purchasers, such as a Fund. Mortgage-backed securities are a common type of participation interest.

Loan participations are a type of participation interest. Loan participations are interests in loans that are administered by a lending bank or agent for a syndicate of lending banks and sold by the bank or syndicate members.

Investing in participation interests is subject to certain risks. Participation interests generally are subject to the credit risk associated with the underlying borrowers. If the underlying borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the borrower. A Fund also may be deemed a creditor of the lending bank or syndicate members and be subject to the risk that the lending bank or syndicate members may become insolvent.

Preferred Stock

Preferred stock represents units of ownership of a public corporation that pay dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock shares some of the characteristics of both debt and equity. Preferred stock ordinarily does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond.

Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by corporate bidders. Shares typically are bought and sold at face values ranging from $100,000 to $500,000 per share. The potential benefits of APS include:

•	Reduced interest rate risk: Because these securities generally reset within a short period of time, the exposure to interest rate risk is somewhat mitigated.

•

Preservation of principal: The frequency of the dividend reset provisions makes APS an attractive cash management instrument. The auction reset mechanism generally assures that the shares will trade at par on the auction date. For those that reset frequently, the share price is not expected to fluctuate from par; however, the reset rate may reflect factors such as market conditions, demand and supply for a particular credit confidence in the issuer.

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•	Credit quality: Most corporate APS carry an investment grade credit rating from both Moody’s and S&P, municipal APS typically carry the highest credit rating from both Moody’s and S&P (Aaa/AAA).

In addition to reinvestment risk if interest rates fall, some specific risks with regard to APS include:

•

Failed auction: Such a breakdown of the auction process is unlikely; however, in the event that the process fails, the rate is reset at the maximum applicable rate, which is usually described in the prospectus and typically is influenced by the issuer’s credit rating. In a failed auction, current shareholders generally are unable to sell some, or all, of the shares when the auction is completed. Typically, the liquidity for APS that have experienced a failed auction becomes very limited. If a failed auction were to occur, the shareholder may hold his or her shares until the next auction. Should there not be subsequent auctions that ‘unfail’ the process, the shareholder may: (1) hold the APS in anticipation of a refinancing by the issuer that would cause the APS to be called, or (2) hold securities either indefinitely or in anticipation of the development of a secondary market.

•	Early call risk: Although unlikely, the preferred shares are redeemable at any time, at the issuer’s option, at par plus accrued dividends.

Investing in preferred stock is subject to certain risks. For example, stock market risk is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and decline based on factors specific to each corporation, such as changes in earnings or management.

Investing in preferred stock also may involve the risks applicable to investing in a particular company. For example, stocks of smaller companies tend to have greater price fluctuations than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Stocks of these companies may have a higher potential for gains but also are subject to greater risk of loss.

Investing in preferred stock also may involve the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ stock to decline.

Private Placement and Other Securities

Private placement securities are securities that have been privately placed and that are eligible for sale only to certain qualified investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. However, the securities so purchased are often “restricted” and cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale.

Private placements typically may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

Investing in private placement and other restricted securities is subject to certain risks. Private placements may be considered illiquid securities. Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value due to the absence of a trading market.

Unlike public offerings, restricted securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

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Real Estate Investment Trusts

REITs are entities that either own properties or make construction or mortgage loans and also may include operating or finance companies. An equity REIT generally holds equity positions in real estate and seeks to provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties. A mortgage REIT generally specializes in lending money to owners of properties and passes through any interest income it may earn to its shareholders.

Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and the oil and gas industries, but they also may finance motion pictures, research and development and other projects.

Investing in REITs is subject to certain risks. For example, REITs may be subject to certain risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs also may be subject to interest rate risk. In general, increases in interest rates will decrease the value of high-yield securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for preferential tax treatment under the Code, which adversely could affect dividend payments.

Investing in master limited partnerships generally is subject to the risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. Additional risks include those associated with the specific industries in which a master limited partnership invests, such as the risks associated with investing in the real estate or oil and gas industries.

Repurchase Agreements

Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time subject to the obligation of a seller to repurchase and a Fund to resell such security at a fixed time and price (representing a Fund’s cost plus interest). Repurchase agreements also may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase. A Fund typically will enter into repurchase agreements with only with commercial banks, registered broker/dealers and the Fixed Income Clearinghouse Corporation, and only with respect to the highest quality securities, such as U.S. Government obligations. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest.

Using repurchase agreements is subject to certain risks. Repurchase agreements generally are subject to counterparty risk. If a counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale and accrued interest are less than the resale price provided in the repurchase agreement including interest. In addition, if a seller becomes involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if, for example, a Fund is treated as an unsecured creditor and is required to return the underlying collateral to the seller or its assigns.

Reverse Repurchase Agreements

Reverse repurchase agreements are agreements under which a Fund sells a security subject to the obligation of a buyer to resell and a Fund to repurchase such security at a fixed time and price. Reverse repurchase agreements also may be viewed as borrowings made by a Fund.

Using reverse repurchase agreements is subject to certain risks. Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or

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receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

Stripped Securities

Stripped securities are derivatives that evidence ownership in either the future interest or principal payments on an instrument. Stripped securities typically are products of brokerage houses and the U.S. Government and there are many different types and variations. For example, separately traded interest and principal securities, or STRIPS, can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through the Federal Book-Entry System. TIGERS are Treasury securities stripped by brokers. Stripped mortgage-backed securities, or SMBS, also can issued by the U.S. Government or its agencies.

SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal.

Investing in stripped securities is subject to certain risks. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail fully to recoup its initial investment in such securities. The market value of the class consisting primarily or entirely of principal payments can be especially volatile in response to changes in interest rates. The rates of return on a class of SMBS that receives all or most of the interest are generally higher than prevailing market rates of return on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a greater risk that the initial investment will not be recouped fully.

Structured Products and Linked Securities

Structured products are types of derivative securities that may have various combinations of equity and debt characteristics. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

Linked securities are a type of structured product. Index-linked, equity-linked, currency-linked and other types of linked securities can be either equity or debt securities that call for interest payments and/or payment at maturity in different terms than a typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments depend on the performance of an underlying stock, index, or a weighted index of commodity futures such as crude oil, gasoline and natural gas.

Index-linked securities include issues such as S&P Depositary Receipt (SPDR), which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index. Because a unit investment trust is an investment company under the 1940 Act, a Fund’s investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500 Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, a Fund would continue to pay its own management and advisory fees and other expenses, as a result of which a Fund and its shareholders in effect would be absorbing duplicate levels of fees with respect to investments in such unit investment trusts.

With respect to equity-linked securities, at maturity, the principal amount of the debt is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Equity-linked securities include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic

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Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES), and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Currency-linked debt securities are short-term or intermediate-term instruments that have a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Investing in structured products and linked securities is subject to certain risks. Because structured products typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products generally are of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher rates of return and present greater risks than unsubordinated structured securities. Structured products typically are sold in private placement transactions and may have a limited trading market.

Investments in “linked” securities can lead to large losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Fund to utilize linked-securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currency from emerging market countries, there are certain additional risks associated with such investments.

SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called “creation unit size” and are redeemable in-kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable- and Floating-Rate Obligations

Variable- and floating-rate obligations provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Unlike a fixed interest rate, a variable or floating rate is one that rises and declines based on the movement of an underlying index of interest rates and may pay interest at rates that are adjusted periodically according to a specified formula.

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Investing in variable- and floating-rate obligations is subject to certain risks. Variable- and floating-rate obligations may involve direct lending arrangements between the purchaser and the issuer and there may be no active secondary market, making it difficult to resell such obligations to a third party. Variable- and floating-rate obligations also may be subject to interest rate and credit risks. Changes in interest rates can affect the rate of return on such obligations. If an issuer of a variable- or floating rate obligation defaults, a Fund could sustain a loss to the extent of such default.

Warrants and Rights

Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock.

Investing in warrants and rights is subject to certain risks. Warrants and rights may be subject to the risk that the purchaser could lose the purchase value of such securities. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights, such as when there is no movement in the market price or the market price of such securities declines.

When-Issued, Delayed Delivery and Forward Commitment Transactions

When-issued, delayed delivery and forward commitment transactions involve the purchase or sale of securities by a Fund, with payment and delivery taking place in the future. When engaging in when-issued, delayed delivery and forward commitment transactions, a Fund typically will hold cash or liquid securities in a segregated account in an amount equal to or greater than the purchase price. The payment obligation and, if applicable, the interest rate that will be received on the securities, are fixed at the time that a Fund agrees to purchase the securities. A Fund generally will enter into when-issued, delayed delivery and forward commitment transactions only with the intention of completing such transactions. However, the Advisor may determine not to complete a transaction if it deems it appropriate. In such cases, a Fund may realize short-term gains or losses.

Engaging in when-issued, delayed delivery and forward commitment transactions is subject to certain risks. There are the risks that the securities purchased may fall in value by the time they actually are issued or that the other party may fail to honor the contract terms. A Fund that invests in delayed delivery securities may rely on a third party to complete the transaction. Failure by a third party to deliver a security purchased on a delayed delivery basis may result in a financial loss to a Fund or the loss of an opportunity to make an alternative investment.

Zero-Coupon, Pay-in-Kind and Step-Coupon Securities

Zero-coupon securities do not pay interest on a current basis but instead accrue interest over the life of the security. Among the most common are zero-coupon bonds, which either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and zero-coupon securities are marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGER (Treasury Investor Growth Receipt) or STRIPS (Separate Trading of Registered Interest and Principal of Securities). Zero-coupon bonds also are issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages also exist and operate on the same principle as zero-coupon bonds; the CD holder or mortgage holder receives face value at maturity and no payments until then.

Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

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Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

Zero-coupon, step-coupon and pay-in-kind securities generally have substantially all the rights and privileges of holders of the underlying coupon obligations or principal obligations. Holders of these securities have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of such securities.

Investing in zero-coupon, pay-in-kind and step-coupon securities is subject to certain risks. The market prices of zero-coupon, step-coupon and pay-in-kind securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

Because zero-coupon securities bear no interest, they are the most volatile of all fixed income securities. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying out interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than full-coupon bonds, because the bonds have locked in a particular rate of reinvestment that becomes more attractive the further rates fall.

Borrowings

The Fund has a fundamental policy with respect to borrowing that can be found under the heading About the Fund’s Investments – Fundamental and Non-Fundamental Investment Policies.

The Fund participates in committed and uncommitted lines of credit provided by State Street (the Lines of Credit). Any advance under the Lines of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Information about specific borrowings, if any, by any particular Fund under the Uncommitted Line over the last fiscal year, if any, can be found in its Annual Report to Shareholders for the year ended March 31, 2007.

As noted above, pursuant to an exemptive order from the SEC, the Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Under the uncommitted line of credit, as opposed to the committed line of credit, State Street is not obligated to lend money to a Fund. Accordingly, it is possible that the Fund may wish to borrow money under the uncommitted line of credit for a temporary or emergency purpose but may not be able to do so.

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Short Sales

The Fund may engage in short sales, which is the sale of a security or commodity futures contract not owned by the seller. The technique is used in order to take advantage of an anticipated decline in the price or to protect a profit in a long-term position. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

The Fund will sometimes sell securities short when the Fund owns an equal amount of such securities as those securities sold short. This is a technique known as selling short “against the box.”

The Fund’s successful use of short sales will be subject to the ability of the Advisor to correctly predict movements in the directions of the relevant market. The Fund that engages in short selling therefore bears the risk that the Advisor will incorrectly predict future price directions. In addition, if the Fund sells a security short, and that security’s price goes up, the Fund will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may not be closed out. There can be no assurance that the Fund will not incur significant losses in such a case.

Short sales “against the box” entail many of the same risks and considerations described above. However, when the Fund sells short “against the box” it typically limits the amount of securities that the Fund has leveraged.

Lending Securities

For various reasons, including to enhance the Fund’s return, the Fund may lend its portfolio securities to broker/dealers and other institutional investors. Loans are typically made pursuant to agreements that require the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Such loans may not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceeds one-third of the value of the Fund’s total assets. The Fund will continue to receive interest on the loaned securities while simultaneously earning interest on the investment of the collateral. However, the Fund will normally pay lending fees to such broker/dealers and related expenses from the interest earned on invested collateral. The Money Market Funds do not engage in securities lending.

Securities lending transactions are generally subject to counterparty risk, which is the risk that the counterparty to the transaction could default. In other words, the risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, loans are made only to borrowers deemed to be of good standing and when, in the Advisor’s judgment, the income to be earned from the loan justifies the attendant risks.

Temporary Defensive Positions

The Fund may temporarily invest in money market instruments or hold cash while it is investing defensively. It may do so without limit, when the Advisor: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While the Fund engages in such strategies, it may not achieve its investment objective.

See also About the Fund’s Investments – Permissible Investments and Related Risks – Money Market Instruments.

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Portfolio Turnover

A change in the securities held by the Fund is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to the Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

For the Fund’s portfolio turnover rate, see the Financial Highlights section in the prospectus for the Fund.

Disclosure of Portfolio Information

The Board has adopted policies and procedures with respect to the disclosure of the Fund’s portfolio holdings. These policies and procedures are designed to ensure that disclosure of information regarding the Fund’s portfolio securities is in the best interests of Fund shareholders and to address conflicts between the interests of the Fund’s shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of the Fund, on the other. These policies and procedures provide that Fund portfolio holdings information generally may not be disclosed to any party prior to the earlier of: (1) the business day next following the posting of such information on the Fund’s website, if applicable, or (2) the time the Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The policies and procedures prohibit the Advisor and the Fund’s other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies and procedures apply to all categories of funds and include variations tailored to the different categories of funds. Under this tailored approach, some of the provisions described below do not apply to Funds covered by this SAI. The Advisor also has adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

Public Disclosures

The Fund’s portfolio holdings currently are disclosed to the public through required filings with the SEC and on the Fund’s website. This information is available on the Columbia Funds’ website as described below.

•	For equity, convertible, balanced and asset allocation Funds, a complete list of portfolio holdings as of a month-end is posted approximately 30 calendar days after such month-end.

•	For fixed income Funds, a complete list of portfolio holdings as of a fiscal quarter-end is posted approximately 60 calendar days after such quarter-end.

•	For Money Market Funds, a complete list of portfolio holdings as of a month-end is posted approximately the fifth business day after such month-end.

The Columbia Funds also disclose their largest holdings, as a percent of the market values of the Fund’s portfolios, as of month-end on their website generally within 15 days after such month-end; with the equity Funds posting their largest 10-15 holdings, the balanced Funds posting their largest 5 equity holdings, and certain fixed income Funds posting their top 5-15 holdings.

The scope of the information provided pursuant to the Fund’s policies relating to the Fund’s portfolio that is made available on the website may change from time to time without prior notice.

The Columbia Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund’s fiscal year). Shareholders may obtain the Fund’s Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov, a link to which is provided on the Columbia Fund’s website. In addition, the Fund’s Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

With respect to the variable insurance trusts, holdings information is disclosed no earlier than the time such information is filed in a publicly available SEC filing required to include such information.

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The Columbia Funds, the Advisor and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Fund’s website or no earlier than the time the Columbia Funds file such information in a publicly available SEC filing required to include such information.

Other Disclosures

The Fund’s policies and procedures provide that no disclosures of the Fund’s portfolio holdings may be made prior to the holdings information being made public unless (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund’s chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose, the following factors, and any additional relevant factors, are considered: (1) that any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Advisor; (2) any conflicts of interest between the interests of Fund shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Fund, on the other; and (3) that prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that otherwise is unlawful.

In addition, the Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to the Advisor and its affiliates, these service providers include the Fund’s sub-advisor(s) (if any), the Fund’s independent registered public accounting firm, legal counsel, financial printers, the Fund’s proxy solicitor, the Fund’s proxy voting service provider, and rating agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Columbia Funds currently have ongoing arrangements with certain approved recipients to disclose portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Fund’s chief executive officer. These special arrangements are described in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Electra Information Systems	None	Use of holdings information for trade reconciliation purposes.	Daily

Standard & Poor’s	None	Vendor uses to maintain ratings for certain Money Market Funds.	Weekly

InvestorTools, Inc.	None	Access to holdings granted solely for the purpose of testing back office conversion of trading systems.	Real time

ING Insurance Company	None	Access to holdings granted for specific Funds for ING’s creation of client/shareholder materials. ING may not distribute materials until the holdings information is made public.	Quarterly

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Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Glass-Lewis	None	Glass-Lewis receives holdings information in connection with testing the firm’s proxy services.	Daily

CMS Bondedge	None	CMS Bondedge is the vendor for an application used by the Advisor’s Fixed Income Portfolio Management team as an analytical and trading tool. CMS Bondedge may receive holdings information to assist in resolving technical difficulties with the application.	Ad hoc

Linedata Services, Inc.	None	Linedata is the software vendor for the LongView Trade Order Management System. Linedata may receive holdings information to assist in resolving technical difficulties with the application.	Ad hoc

JP Morgan	None	JP Morgan provides the High Yield team with peer group analysis reports for purposes of analyzing the portfolio.	Monthly

Malaspina Communications	None	Vendor uses to facilitate writing, publishing, and mailing Fund shareholder reports and communications including shareholder letter and management’s discussion of Fund performance.	Quarterly

Data Communique	None	Vendor uses to automate marketing materials. Vendor receives top holdings information to populate data in fact sheet templates.	Quarterly

Evare LLP	None	Evare obtains account information for purposes of standardizing and reformatting data according to the Advisor’s specifications for use in the reconciliation process.	Daily

Factset Data Systems, Inc.	None	FactSet provides quantitative analytics, charting and fundamental data to the Advisor. FactSet requires holdings information to provide the analytics.	Daily

RR Donnelly/WE Andrews	None	Printers for the Fund’s prospectuses, supplements, SAIs, fact sheets, and brochures.	Monthly

Merrill and Bowne	None	Printers for the Fund’s prospectuses, supplements, and SAIs.	Monthly

Merrill Corporation	None	Provides fulfillment of the Fund’s prospectuses, supplements, SAIs, and sales materials.	Monthly

Citigroup	None	Citigroup is the software vendor for Yield Book, an analytic software program. The Advisor uses Yield Book to perform ongoing risk analysis and management of certain fixed income Funds and fixed income separately managed accounts.	Daily

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Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Mellon Analytical Solutions	None	Provides portfolio characteristics to assist in performance reviews and reporting.	Monthly

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INVESTMENT ADVISORY AND OTHER SERVICES

The Advisor and Investment Advisory Services

The Advisor (which is also the Administrator) has been a registered investment advisor since 1995. The Advisor is a wholly owned subsidiary of CMG, which is the primary investment division of Bank of America. The Advisor and CMG are located at 100 Federal Street, Boston MA 02110.

Services Provided

Pursuant to the terms of the Investment Advisory Agreement, the Advisor is responsible for the overall management and supervision of the investment management of the Fund. The Advisor performs its duties subject at all times to the control of the Board and in conformity with the stated policies of the Fund.

The Investment Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor’s obligations or duties thereunder, or any of its respective officers, directors, employees or agents, the Advisor shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Advisory Agreement became effective with respect to the Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Advisory Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Investment Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Advisor on 60 days’ written notice.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, shareholder servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing Fund prospectuses to shareholders. The Distributor pays the cost of printing and distributing all other prospectuses.

Advisory Fee Rates and Fees Paid

The Fund pays the Advisor an annual fee for its investment advisory services, as set forth in the Investment Advisory Agreement, and as shown in the section entitled Management of the Fund – Primary Service Providers in the Fund’s prospectus. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The Advisor also may pay amounts from its own assets to the Distributor or to selling or servicing agents for services they provide.

The Advisor received fees from the Fund for its services as reflected in the following chart, which shows the net advisory fees paid to the Advisor and the advisory fees waived/reimbursed by the Advisor, where applicable, for the three most recently completed fiscal periods.

Advisory Fees Paid by the Fund

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Asset Allocation Fund II
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$

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Portfolio Manager(s)

The following provides additional information about the portfolio manager(s) of the Advisor that are responsible for making the day-to-day investment decisions for the Fund, as identified in the Management of the Fund – Primary Service Providers section of the Fund’s prospectus.

Compensation

As of the Fund’s most recent fiscal year end, the Advisor’s portfolio managers received all of their compensation from the Advisor and its parent company, CMG, in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups noted below, emphasizing the portfolio manager’s three and five year performance. The Advisor also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Performance Benchmarks

Portfolio Manager	Primary Benchmark(s)	Secondary Benchmark	Morningstar Category (Peer Group)
Vikram Kuriyan (Equity Portion)
Leonard Aplet (Fixed Income Portion)
Richard Cutts (Money Market Portion)

The size of the overall bonus pool each year is determined by CMG and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor’s profitability for the year, which is influenced by assets under management.

Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the portfolio manager(s) of the Advisor managed, as of March 31, 2007.

Other Accounts Managed by the Portfolio Manager(s)

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Vikram Kuriyan
Leonard Aplet
Richard Cutts

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The following table shows the number and assets of the above accounts (or portions of such accounts) for which the compensation of the Advisor’s portfolio manager(s) is based on performance, as of March 31, 2007, the Fund’s most recent fiscal year end.

Other Accounts Managed by the Portfolio Manager(s) for which Compensation is Based on Performance

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Vikram Kuriyan
Leonard Aplet
Richard Cutts

Ownership of Securities

The table below shows the dollar ranges of shares of the Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the Advisor’s portfolio manager(s), as of March 31, 2007.

Portfolio Manager Ownership of the Columbia Funds Family as of March 31, 2007

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
Vikram Kuriyan
Leonard Aplet
Richard Cutts

The Advisor’s Portfolio Managers and Potential Conflicts of Interests

Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Advisor and the Fund have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Advisor’s Code of Ethics and certain limited exceptions, the Advisor’s investment professionals do not have the opportunity to invest in client accounts, other than the Fund.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Fund. A portfolio manager’s decision as to the selection of broker/ dealers could produce disproportionate costs and benefits among the Fund and the other accounts the portfolio manager manages.

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A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Advisor and the Fund have adopted compliance procedures that provide that any transactions between a Fund and another account managed by the Advisor are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. More rarely, a portfolio manager may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Fund.

A Fund’s portfolio manager(s) also may also other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. Many of the potential conflicts of interest to which the Advisor’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the Advisor and its affiliates. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Advisor and its affiliates.

The Administrator

CMA (which is also the Advisor) serves as Administrator of the Fund.

Services Provided

Pursuant to the terms of the Administration Agreement, the Administrator has agreed to, among other things, (i) provide office space, equipment and clerical personnel; (ii) arrange, if desired by the Trust, for its directors, officers and employees to serve as Trustees, officers or agents of the Fund; (iii) prepare and, if applicable, file all documents required for compliance by the Fund with applicable laws and regulations; (iv) prepare agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; (v) coordinate and oversee the activities of the Fund’s other third party service providers; and (vi) maintain certain books and records of the Fund.

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Administration Fee Rates and Fees Paid

The Administrator may receive fees as compensation for its services, which are computed daily and paid monthly, at the annual rates shown in the table below.

Administration Fee Rates
Fund	Administration Fee Rate, as a % of Average Daily Net Assets
Asset Allocation Fund II

The Administrator received fees from the Fund for its services as reflected in the following chart, which shows the net administration fees paid to the Administrator and the administration fees waived/reimbursed by the Administrator, where applicable, for the three most recently completed fiscal periods.

Administration Fees Paid by the Fund
Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Asset Allocation Fund II	$	$	$

Pricing and Bookkeeping Services

CMA is responsible for providing certain pricing and bookkeeping services to the Fund.

Services Provided

Effective December 15, 2006, the Fund entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with the Advisor pursuant to which the Advisor monitors, budgets and approves Fund expenses, provides oversight of the performance by State Street of accounting and financial reporting services, and provides services related to the Sarbanes-Oxley Act of 2002. Under the Services Agreement, the Fund reimburses the Advisor for out-of-pocket expenses, direct internal costs relating to fund accounting oversight, monitoring, budgeting and approving Fund expenses, and direct internal costs incurred in connection with the Sarbanes-Oxley Act of 2002.

Also, effective December 15, 2006, the Fund entered into a Financial Reporting Services Agreement with the Advisor and State Street (the “Financial Reporting Services Agreement”) pursuant to which State Street provides certain financial reporting services, such as the preparation of a Fund’s financial information for shareholder reports and SEC filings. Also effective December 15, 2006, the Fund entered into an Accounting Services Agreement with the Advisor and State Street (together with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services, including but not limited to, the recording of general ledger entries and the calculation of daily expenses and income. Under the State Street Agreements, the Fund pays State Street annual fees for these services, payable monthly, totaling $38,000 plus an additional fee based on an annualized percentage rate of such Fund’s assets. Under the State Street Agreements, the fees payable to State Street will not exceed $140,000 annually in the aggregate for such Fund.

Prior to December 15, 2006, the Fund had a pricing and bookkeeping agreement and an amended Administration Agreement with the Administrator. Under these agreements, the Fund continued to receive substantially the same pricing, bookkeeping and administrative services as they received under the Administration Agreement prior to December 1, 2005.

Pricing and Bookkeeping Fee Rates and Fees Paid

For services provided under the Fund’s prior pricing and bookkeeping Agreement, the Fund paid to CMA, or to such other person(s) as CMA directed, an annual fee, payable monthly, consisting of: (i) a Fund accounting fee of $25,000 plus an additional monthly fee based on a Fund’s net asset value (the “Fund Accounting Fee”); and (ii) a financial reporting service of $13,000 (the “Financial Reporting Fee”). Additionally, the Fund bore certain reimbursable costs and expenses as provided in their prior pricing and bookkeeping agreement and the Administration Agreement. The aggregate Fund Accounting and Fund Reporting Fees could not exceed $140,000 (exclusive of out-of-pocket expenses and charges) for a Fund.

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CMA and State Street received fees from the Fund for their services as reflected in the following chart, which shows the net pricing and bookkeeping fees paid to State Street under the Services Agreement and to CMA under the Fund’s prior pricing and bookkeeping agreement and the Administration Agreement for the three most recently completed fiscal years.

Pricing and Bookkeeping Fees Paid by the Fund

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Asset Allocation Fund II	$	$	$

The Principal Underwriter/Distributor

CMD is the Principal Underwriter and Distributor of the shares of the Fund. Its address is: One Financial Center, Boston, MA 02111.

Distribution Obligations

Pursuant to a Distribution Agreement, the Distributor, as agent, sells shares of the Fund on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Fund, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

The Distribution Agreement became effective with respect to a Fund after approved by its Board, and continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Distributor on 60 days’ written notice.

Underwriting Commissions

The following table shows the underwriting commissions paid to the Distributor by all Columbia Funds it serves, as well as amounts the Distributor retained, during the Fund’s three most recent fiscal years.

Underwriting Commissions Paid by the Columbia Funds

Fund	Amount Paid	Amount Retained by Distributor
Fiscal Year Ended March 31, 2007	$	$
Fiscal Year Ended March 31, 2006	$	$
Fiscal Year Ended March 31, 2005	$	$

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The following table shows all commissions and other compensation received by the Distributor from the Fund for the fiscal year ended March 31, 2007.

Underwriting Commissions Paid by the Fund

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Asset Allocation Fund II	$	$	$	$

Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Fund – Primary Service Providers section of the Fund’s prospectus, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, receive compensation from the Fund for the various services they provide to the Fund. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Fund, each of which is included as an exhibit to Part C of the Fund’s registration statement.

In many instances, the compensation paid to the Advisor and other Bank of America affiliates for the services they provide to the Fund is based, in some manner, on the size of the Fund’s assets under management. As the size of the Fund’s assets under management grows, so does the amount of compensation paid to the Advisor and other Bank of America affiliates for providing services to the Fund. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Fund’s prospectuses. As relevant, these conflicts of interest also are highlighted in account documentation and other disclosure materials of Bank of America affiliates that make available or offer the Columbia Funds in connection with their respective products and services. In addition, Part IA of the Advisor’s Form ADV, which it must file with the SEC as an investment advisor registered under the Investment Advisers Act of 1940, provides information about the Advisor’s business, assets under management, affiliates and potential conflicts of interest. Part IA of the Advisor’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Fund may arise from the financial services activities of Bank of America and its affiliates, including the investment advisory/management services it provides for clients and customers other than the Fund. In this regard, Bank of America is a major financial services company, engaged in a wide range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Bank of America and its affiliates involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Fund. The following describes certain actual and potential conflicts of interest that may be presented.

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Bank of America and its Affiliates in Connection With Other Advised/Managed Funds and Accounts

The Advisor and other affiliates of Bank of America may advise or manage funds and accounts other than the Fund. In this regard, Bank of America and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Fund. The Advisor and Bank of America’s other investment advisor affiliates (including Marsico and Columbia Wanger Asset Management, L.P.) will give advice to and make decisions for all advised/managed funds and accounts, including the Fund, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Fund and the other advised/managed funds and accounts of Bank of America and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Bank of America and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Fund.

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A variety of other actual and potential conflicts of interest may arise from the multi-advisory relationships of the Advisor and other Bank of America affiliates with other clients and customers. Advice given to a Fund and/or investment decisions made for a Fund by the Advisor or other Bank of America affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed funds and accounts. As a result, the performance of a Fund may differ from the performance of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates. Similarly, a position taken by Bank of America and its affiliates, including the Advisor, on behalf of other funds or accounts may be contrary to a position taken on behalf of a Fund. Moreover, Bank of America and its affiliates, including the Advisor, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which a Fund is invested. For example, a Fund may hold equity securities of a company while another advised/managed fund or account may hold debt securities of the same company. If the portfolio company were to experience financial difficulties, it might be in the best interest of the Fund for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Bank of America and its affiliates engage.

Investment transactions made on behalf of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates also may have a negative effect on the value, price or investment strategies of a Fund. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, a Fund and causes the Fund to experience less favorable trading results than it otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Advisor and other Bank of America affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as a Fund. In this situation, the allocation of, and competition for, investment opportunities among a Fund and other funds and/or accounts advised/managed by the Advisor or other Bank of America affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Advisor has adopted policies and procedures addressing the allocation of investment opportunities among the Fund and other funds and accounts advised by the Advisor and other affiliates of Bank of America. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Sharing of Information among Advised/Managed Accounts

Bank of America and its affiliates also may possess information that could be material to the management of a Fund and may not be able to or, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Bank of America and its affiliates generally will have no obligation to share any such information with the Fund. In general, employees of Bank of America and its affiliates, including the portfolio managers of the Advisor, will make investment decisions without regard to information otherwise known by other employees of Bank of America and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Bank of America and its affiliates. For example, if the Advisor or another Bank of America affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Fund. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Soft Dollar Benefits

Certain products and services, commonly referred to as “soft dollar services,” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials) that the Advisor may receive in connection with brokerage services provided to a Fund may have

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the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Fund.

Services Provided to Other Advised/Managed Accounts

Bank of America and its affiliates also may act as an investment advisor, investment manager, administrator, transfer agent, custodian, trustee, broker/dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Fund, and may receive compensation for acting in such capacity. This compensation the Advisor, Distributor and Transfer Agent and other Bank of America affiliates could be greater than the compensation Bank of America and its affiliates receive for acting in the same or similar capacity for the Fund. In addition, the Advisor, Distributor and Transfer Agent and other Bank of America affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Bank of America and its affiliates may receive from other advised/managed funds and accounts and other relationships could potentially create incentives to favor other advised/managed funds and accounts over the Fund. Trades made by Bank of America and its affiliates for the Fund may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Advisor and other Bank of America affiliates. If trades are aggregated among the Fund and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Fund as compared to the other funds and accounts with which trades were aggregated.

Proxy Voting

Similarly, while the Advisor endeavors to make all proxy voting decisions with respect to the possible interests of the Fund for which it is responsible in accordance with its proxy voting policies and procedures, the Advisor’s proxy voting decisions with respect to a Fund’s portfolio securities may nonetheless favor the interests of the other advised/managed funds and accounts, and/or clients, of Bank of America and its affiliates. The Advisor has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients, including the Fund, without any resulting benefit or detriment to the Advisor and/or its affiliates, including Bank of America and its affiliates. For more information about the Advisor’s proxy voting policies and procedures, see Investment Advisory and Other Services – Proxy Voting Policies and Procedures.

Certain Trading Activities

The directors/trustees, officers and employees of Bank of America and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to a Fund. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Bank of America and its affiliates will materially adversely affect the Fund, Bank of America and its affiliates have adopted policies and procedures, and the Fund, the Board, the Advisor and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services – Codes of Ethics.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, the Fund may enter into transactions in which Bank of America and/or its affiliates may have an interest that potentially conflicts with the interests of the Fund. For example, BAS may sell securities to a Fund from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements.

Investment Limitations Arising from Bank of America Activities

Regulatory restrictions applicable to Bank of America and its affiliates may limit the Fund’s investment activities in various ways. For example, regulations regarding certain industries, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, Bank of America and its affiliates also may be restricted in the securities that can be bought or sold for the Fund and other advised/managed funds and accounts because of the investment banking, lending or other relationships Bank of America and its affiliates have with the issuers of securities. This could happen, for

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example, if the Fund and/or other advised/managed funds and accounts desired to buy a security issued by a company for which Bank of America or its affiliates served as underwriter. The internal policies and procedures of Bank of America and its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict the Fund’s investment activities. A client not advised by Bank of America and its affiliates would not be subject to some of these considerations. See also About the Fund’s Investments – Certain Investment Activity Limits.

Actual and Potential Conflicts of Interest Related to Bank of America and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Fund

The lending, investment banking and other relationships that Bank of America and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory requirements, a Fund may invest (a) in the securities of Bank of America and/or its affiliates and/or in companies in which Bank of America and its affiliates have a lending, investment banking, equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Fund may enhance the profitability and the business interests of Bank of America and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Advisor of information derived from the non-investment advisory/management activities of Bank of America and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls) designed to implement legal and regulatory standards. Because of these limitations, Bank of America and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Advisor.

Actual and Potential Conflicts of Interest Related to Bank of America Affiliates’ Marketing and Use of the Fund as Investment Options

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may utilize the Fund as investment options. For example, the Fund may be offered as investments in connection with brokerage and other securities products offered by BAI, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as for other Columbia Funds structured as “funds of funds.” In addition, the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates. The Fund also may use the Columbia Money Market Funds for cash investment purposes. The use of the Fund in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are discussed in account documentation and other disclosure materials for the other products and services offered by Bank of America and its affiliates, where they are identified by a [Caution/Hand icon].

Bank of America and its affiliates, including the Advisor, may make payments to their affiliates in connection with the promotion and sale of the Fund’s shares, in addition to the sales-related and other compensation that these parties may receive from the Fund. As a general matter, personnel of Bank of America and its affiliates, including BAI, do not receive compensation in connection with their sales or use of the Fund that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Advisor and other affiliates of Bank of America may receive for providing services to the Fund is generally based on the size of the Fund’s assets under management and those assets will grow as shares of the Fund are sold, potential conflicts of interest may be raised. See Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments for more information.

Other Services Provided

The Transfer Agent

CMS acts as Transfer Agent for the Fund’s shares and can be contacted at P.O. Box 8081, Boston, Massachusetts 02286-8081. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund. Effective April 1, 2006, the Fund pays the Transfer Agent an annual transfer agency fee of $17.00 per account, payable monthly. In addition, the Fund may pay the Transfer Agent for the fees and expenses the Transfer Agent pays to third party dealer firms that maintain omnibus accounts with the Fund, subject to a cap equal to 0.11% of a Fund’s net assets represented by the account. The Fund also pays certain reimbursable out-of-pocket expenses to the Transfer Agent, and the Transfer Agent also may retain as additional compensation for its services

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revenues for fees for wire, telephone and sell orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. For the period November 1, 2005 to March 31, 2006, the Fund paid the Transfer Agent an annual fee of $15.23 per account, payable monthly.

The Transfer Agent retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Fund’s sub-transfer agent. BFDS/DST assists the Transfer Agent in carrying out its duties.

The Custodian

State Street, which is located at Two Avenue de Lafayette, LCC/4S, Boston, Massachusetts 02111 acts as the Fund’s Custodian. As Custodian, State Street is responsible for safeguarding the Fund’s cash and securities, receiving and delivering securities and collecting the Fund’s interest and dividends.

The Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, which is located at 125 High Street, Boston, MA 02110, is the Fund’s independent registered public accounting firm. The Fund issues unaudited financial statements semi-annually and audited financial statements annually. The annual financial statements for the Fund’s fiscal year ended March 31, 2007 have been audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Fund’s books and review its tax returns for the fiscal year ended March 31, 2008.

Counsel

Morrison & Foerster LLP serves as legal counsel to the Trust. Its address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.

Rule 12b-1 Plans

The Trust has adopted a Rule 12b-1, or distribution plan, for the Class A Shares, Class B Shares, Class C Shares of the Fund. See Capital Stock and Other Securities for more information.

With respect to a Fund’s Class A Shares, the Trust has adopted a combined distribution and shareholder servicing plan. The Class A Distribution and Shareholder Servicing Plan and the Class A Distribution Plan provide that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide or to Servicing Agents for shareholder services they may provide, up to 0.25% (on an annualized basis) of the average daily net asset value of the Fund.

With respect to a Fund’s Class B Shares, the Trust has adopted a distribution plan. The Class B Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class B Shares of the Fund.

With respect to a Fund’s Class C Shares, the Trust has adopted a distribution plan. The Class C Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class C Shares of the Fund.

Payments under the Class A Distribution and Servicing Plan, the Class A Distribution Plan, the Class B Distribution Plan and the Class C Distribution Plan generally may be made with respect to the following: (i) preparation, printing and distribution of prospectuses, sales literature and advertising materials; (ii) commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iii) overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iv) opportunity costs relating to the foregoing (which may be calculated as a carrying charge on the Distributor’s or Selling Agents’ unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and (v) any other costs and expenses relating to distribution or sales support activities.

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All of the Distribution Plans may be terminated with respect to their respective shares by vote of a majority of the Trustees, including a majority of the Independent Board Members, or by vote of a majority of the holders of the outstanding voting securities of the appropriate share class. Any change in a Rule 12b-1 Plan that would increase materially the distribution expenses paid by the appropriate share class requires shareholder approval.

Expenses incurred by the Distributor pursuant to a Distribution Plan in any given year may exceed the sum of the fees received under the Distribution Plan. Any such excess may be recovered by the Distributor in future years so long as the Distribution Plan is in effect. If the Distribution Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund. There were no unreimbursed expenses incurred under any of the Distribution Plans in the previous fiscal year to be carried over to the current fiscal year.

The Fund participates in joint distribution activities with other Funds in the Columbia Funds Family. The fees paid under each Distribution Plan adopted by a Fund may be used to finance the distribution of the shares of other Funds in the Columbia Funds Family. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

During the most recently completed fiscal year, the Distributor received distribution and service fees from the Fund for its services as reflected in the following chart. The Trust is not aware as to what amount, if any, of the Rule 12b-1 fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel or interest, carrying or other financing charges.

Rule 12b-1 Fees Paid by the Fund for the Fiscal Year Ended March 31, 2007

Fund	Class A Shares	Class B Shares	Class C Shares
Asset Allocation Fund II
Amount Paid	$	$	$
Amount Waive/Reimbursed	$	$	$

Expense Limitations

CMA (or its predecessor) and/or CMD has committed to: (i) waive investment advisory fees and/or administration fees payable to it; and (ii) limit certain Fund level expenses to the extent necessary to maintain the expense ratios (through fee waivers or expense reimbursements) reflected in the schedules below.

Fund Level Expense Commitment* - Period from [ ] to [ ]

Fund

Codes of Ethics

The Fund, the Advisor and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j-1. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be bought or held by the Fund. These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room and may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at http://www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

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Proxy Voting Policies and Procedures

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor’s policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer’s securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of a Fund in light of the potential economic return on the Fund’s investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor’s Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor’s Proxy Committee is composed of representatives of the Advisor’s equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor’s proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer’s securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client’s investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Glass-Lewis & Co., a third party vendor, to implement its proxy voting process. Glass-Lewis & Co. provides proxy analysis, record keeping services and vote disclosure services.

Information regarding how the Columbia Funds (except certain Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (1) through the Fund’s website at www.columbiafunds.com; and (2) on the SEC’s website at www.sec.gov. For a copy of the Advisor’s policies and procedures that are used to determine how to vote proxies relating to portfolio securities held by the Fund, see Appendix B to this SAI.

Expenses Paid by Third Parties

The Distributor and the Administrator furnish, without additional cost to the Trust, the services of certain officers of the Trust and such other personnel (other than the personnel of the Advisor or the investment sub-advisor(s), if any) as are required for the proper conduct of the Trust’s affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Trust’s shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Distribution Plans of the Fund, sales-related expenses incurred by the Distributor may be reimbursed by the Trust.

The Trust pays or causes to be paid all other expenses of the Trust, including, without limitation: the fees of the Advisor, the Distributor and the Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Trust for the safekeeping of its cash, Fund securities and other property, and any stock transfer, dividend or

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accounting agent or agents appointed by the Trust; brokerage commissions chargeable to the Trust in connection with Fund securities transactions to which the Trust is a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Trust to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Trust and its Fund’s shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of typesetting prospectuses and statements of additional information of the Trust (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Trust’s shareholders; all expenses of shareholders’ and Trustee meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Trust’s shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relating to the Trust; membership dues of industry associations; interest payable on Trust borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Trust which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Trust’s operation unless otherwise explicitly assumed by the Advisor) or the Administrator.

Expenses of the Trust which are not attributable to the operations of any class of shares or Fund are pro-rated among all classes of shares or Fund based upon the relative net assets of each class or Fund. Expenses which are not directly attributable to a specific class of shares but are attributable to a specific Fund are prorated among all the classes of shares of such Fund based upon the relative net assets of each such class of shares. Expenses which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

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FUND GOVERNANCE

The Board

Responsibilities

The Board oversees the Trust and the Fund. The Trustees are charged with the fiduciary duty of protecting shareholders’ interests when supervising and overseeing the management and operations of the Trust and have the responsibility of assuring that the Trust’s Funds are managed in the best interests of shareholders. The following table provides basic information about the Trustees as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected to a Board in the Columbia Funds Complex	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee
Edward J. Boudreau, Jr. (Born 1944) Trustee	Indefinite term; Trustee since January 2005	Managing Director – E.J. Boudreau & Associates (consulting), through current	79	None

William P. Carmichael (Born 1943) Trustee and Chairman of the Board	Indefinite term; Trustee since 1999	Retired	79	Director – Cobra Electronics Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942) Trustee	Indefinite term; Trustee since January 2005	President, Retail Banking – IndyMac Bancorp, Inc., from September 1999 to August 2003; Retired	79	None

R. Glenn Hilliard (Born 1943) Trustee	Indefinite term; Trustee since January 2005	Chairman and Chief Executive Officer – Hilliard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer – ING Americas, from 1999 to April 2003; and Non-Executive Director & Chairman – Conseco, Inc. (insurance), from September 2004 through current	79	Director – Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

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Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected to a Board in the Columbia Funds Complex	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee
Minor M. Shaw (Born 1947) Trustee	Indefinite term; Trustee since 2003	President – Micco Corporation and Mickel Investment Group	79	Board Member – Piedmont Natural Gas

Standing Committees

The Trust has three standing committees, including the Audit Committee, the Governance Committee and the Investment Committee.

The function of the Audit Committee is oversight. Management (which generally means the appropriate officers of a Company, and a Fund’s investment advisor(s), administrator(s) and other key service providers (other than the independent public accountant)) is primarily responsible for the preparation the financial statements of the Fund, and the independent public accountants are responsible for auditing those financial statements. Management also is responsible for maintaining appropriate systems for accounting and “internal controls over financial reporting” (as such term is defined in Rule 30a-3 under the 1940 Act), and the independent public accountants are primarily responsible for considering such internal controls over financial reporting in connection with their financial statement audits. While each Audit Committee has the duties and powers set forth in the Audit Committee charter, each Audit Committee is not responsible for planning or conducting any Fund audit or for determining whether a Fund’s financial statements are complete and accurate and are in accordance with generally accepted accounting principles.

The Audit Committee has, among other things, specific power and responsibility to: (i) oversee its Fund’s accounting and financial reporting processes and practices, its internal controls over financial reporting and, as appropriate, the internal controls over financial reporting of key service providers; (ii) approve, and recommend to the full Board for its approval in accordance with applicable law, the selection and appointment of an independent auditor for the Fund prior to the engagement of such independent auditor; (iii) pre-approve all audit and non-audit services provided to the Fund by its independent auditor, directly or by establishing pre-approval policies and procedures pursuant to which such services may be rendered, provided however, that the policies and procedures are detailed as to the particular service and the Audit Committee is informed of each service, and such policies do not include the delegation to management of the Audit Committee’s responsibilities under the 1934 Act or applicable rules or listing requirements; and (iv) pre-approve all non-audit services provided by a Fund’s independent auditor to the Fund’s investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund. Each Trustee is a member of the Audit Committee. The Audit Committee members are all not “interested” persons (as defined in the 1940 Act). The Audit Committee met on [            ] occasions during the last fiscal year.

The primary responsibilities of the Governance Committee include, as set forth in its charter: (i) nominating Independent Trustees; (ii) addressing matters relating to compensation of Trustees who are not current directors, officers or employees of a Fund’s investment advisor or sub-advisor or any control affiliate thereof, including deferred compensation and retirement policies; and (iii) evaluating each Board and its committee structure as often as it deems necessary or desirable to determine whether each is functioning effectively. Each Governance Committee shall determine the nature of the evaluation and its role therein in its sole discretion. Each Trustee is a member of the Governance Committee. The Governance Committee met on [            ] occasions during the last fiscal year.

The primary responsibilities of the Investment Committee are, as set forth in its charter, to assist the Board in carrying out its oversight responsibilities in specific areas of investment management, both by acting as liaison between the

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full Board and the Advisor on investment matters, and by acting on behalf of the Board, on an interim basis, on investment issues in non-recurring or extraordinary circumstances when it is impractical to convene a meeting of the full Board. In carrying out these general responsibilities, the Investment Committee assists the Board in connection with issues relating to: the investment policies and procedures adopted for the Fund; appropriate performance benchmarks and other comparative issues; portfolio management staffing and other personnel issues of the Advisor; investment related compliance issues; possible exemptive applications or other relief necessary or appropriate with respect to investment matters; and other investment related matters referred from time to time to the Committee by the full Board. The Committee reports its activities to the full Board on a regular basis and is responsible for making such recommendations with respect to the matters described above and other matters as the Committee may deem necessary or appropriate. Each Trustee is a member of the Investment Committee. The Investment Committee met on [            ] occasions during the last fiscal year.

Compensation

Trustees are compensated for their services to the Columbia Funds Family on a complex-wide basis, and not on a per registered investment company or per Fund basis, as shown in the table below.

Independent Trustee Compensation for the Fiscal Year Ended March 31, 2007

Name of Trustee	Aggregate Compensation from the Trust (a)	Total Compensation from the Columbia Funds Complex Paid to Independent Trustees (b),(c)
Edward J. Boudreau, Jr.
William P. Carmichael
Minor M. Shaw
R. Glenn Hilliard
William A. Hawkins

(a)	All Trustees receive reasonable reimbursements for expenses related to their attendance at meetings of the Board, which [is/is not] included in the amounts shown.
(b)	The Trustees received compensation from [ ] investment companies that are deemed to be part of the Columbia Funds Complex: the Trust, [ ].
(c)	Total compensation amounts include deferred compensation payable to or accrued to the following Trustees:

Columbia Funds Deferred Compensation Plan

Under the terms of the Columbia Funds Deferred Compensation Plan for Eligible Trustees (the Deferred Compensation Plan), each Trustee may elect, on an annual basis, to defer all or any portion of the annual Board fees (including the annual retainer and all attendance fees) payable to the Trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring Trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Funds. Distributions from the deferring Trustees’ deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten years beginning on the first day of the first calendar quarter following the later of the quarter in which the Trustee attains age 65 or the quarter in which the Trustee terminates service as Trustee of the Funds. The Board, in its sole discretion, may accelerate or extend such payments after a Trustee’s termination of service. If a deferring Trustee dies prior to the commencement of the distribution of amounts in his/her deferral account, the balance of the deferral account will be distributed to his/her designated beneficiary in a lump sum as soon as practicable after the Trustee’s death. If a deferring Trustee dies after the commencement of such distribution, but prior to the complete distribution of his/her deferral account, the balance of the amounts credited to his/her deferral account will be distributed to his/her designated beneficiary over the remaining period during which such amounts were distributable to the Trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way and deferring Trustees have the status of unsecured creditors of the Trust.

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Beneficial Equity Ownership

As of the date of this SAI, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of each class of shares of the Fund. The table below shows for each Trustee the amount of Fund equity securities beneficially owned by the Trustee and the aggregate value of all investments in equity securities of the Columbia Funds Family, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2006

Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family
Edward J. Boudreau, Jr.
William P. Carmichael
Minor M. Shaw
R. Glenn Hilliard
William A. Hawkins

The Officers

The following table provides basic information about the Officers of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Officer is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02110.

Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Christopher L. Wilson (Born 1957) One Financial Center Boston, MA 02110	President and Chief Executive Officer	2004	President – Columbia Funds, since October 2004; Managing Director – Columbia Management Advisors, LLC, since September 2004; Senior Vice President – Columbia Management Distributors, Inc., since January 2005; Director – Columbia Management Services, Inc., since January 2005; Director – Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director – FIM Funding, Inc., since January 2005; President and Chief Executive Officer – CDC IXIS AM Services, Inc. (asset management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America-affiliated entities, including other registered and unregistered funds

James R. Bordewick, Jr. (Born 1959) One Financial Center Boston, MA 02110	Senior Vice President, Secretary and Chief Legal Officer	2006	Associate General Counsel, Bank of America, since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management prior to April 2005

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Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
J. Kevin Connaughton (Born 1964) One Financial Center Boston, MA 02110	Senior Vice President, Chief Financial Officer and Treasurer	2004	Vice President – Columbia Management Advisors, Inc., since April 2003; President – Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer – Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004 – Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds

Linda J. Wondrack (Born 1964) 100 Federal Street Boston, MA 02110	Senior Vice President and Chief Compliance Officer	2007	Director of the Advisor and Bank of America Investment Product Group Compliance since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management from August 2004 to May 2005; Managing Director, Deutsche Asset Management prior to August 2004

Michael G. Clarke (Born 1969) One Financial Center Boston, MA 02110	Chief Accounting Officer and Assistant Treasurer	2004	Director of Fund Administration since January 2006; Managing Director of the Advisor from September 2004 to December 2005; Vice President of Fund Administration from June 2002 to September 2004; Vice President of Product Strategy and Development prior to September 2004

Stephen T. Welsh (Born 1957) One Financial Center Boston, MA 02110	Vice President	2004	President – Columbia Management Services, Inc. since July 2004; Senior Vice President and Controller – Columbia Management Services, Inc. prior to July 2004

Barry S. Vallan (Born 1969) One Financial Center Boston, MA 02110	Controller	2006	Vice President – Fund Treasury of the Advisor since October 2004: Vice President – Trustee Reporting from April 2002 to October 2004; Management Consultant, PwC (independent registered accounting firm) prior to 2002

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BROKERAGE ALLOCATION AND OTHER PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

Subject to policies established by the Board, the Advisor (or the investment sub-advisor(s) who make the day-to-day decisions for a Fund, as applicable) is responsible for decisions to buy and sell securities for the Fund, for the selection of broker/dealers, for the execution of a Fund’s securities transactions, and for the allocation of brokerage in connection with such transactions. The Advisor’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities generally are traded on a “net” basis with dealers acting as principal for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are bought at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be bought directly from an issuer, in which case no commissions or discounts are paid.

The Fund is affiliated with the NYSE specialist firm Fleet Specialist, Inc. In order to ensure that markets are fair, orderly and competitive, NYSE specialist firms are responsible for maintaining a liquid and continuous two-sided auction market by acting as both an agent and a principal. Specialists are entrusted to hold the interest of customer orders above the specialist’s own interest and will buy and sell securities as principal when such transactions are necessary to minimize imbalances between supply and demand. Fleet Specialist, Inc. may make a market in certain securities held by the Fund.

In placing orders for portfolio securities of a Fund, the Advisor gives primary consideration to obtaining the most favorable price and efficient execution. This means that the Advisor will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Advisor will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instant and other transactions, and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Advisor’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Advisor and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services also may include the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

The outside research is useful to the Advisor since, in certain instances, the broker/dealers utilized by the Advisor may follow a different universe of securities issuers and other matters than the Advisor’s staff can follow. In addition, this research provides the Advisor with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Advisor. Research services that are provided to the Advisor by broker/dealers are available for the benefit of all accounts managed or advised by the Advisor. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Advisor is of the opinion that because the broker/dealer research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that the Advisor would have bought any such research services had such services not been provided by broker/dealers, the expenses of such services to the Advisor could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the Advisor with clients other than the Fund. Similarly, any research services received by the Advisor through the placement of transactions of other clients may be of value to the Advisor in fulfilling its obligations to the Fund. The Advisor is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Advisor’s investment advice. The advisory fees paid by the Trust are not reduced because the Advisor receives such services.

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Under Section 28(e) of the 1934 Act, the Advisor shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Advisor must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Advisor’s clients, including the Fund.

Commission rates are established pursuant to negotiations with broker/dealers based on the quality and quantity of execution services provided by broker/dealers in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions that generally are fixed. Transactions in both foreign and domestic over-the-counter markets generally are principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Advisor, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain instances there may be securities that are suitable for more than one Fund as well as for one or more of the other clients of the Advisor. Investment decisions for the Fund and for the Advisor’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are engaged simultaneously in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction that may affect a Fund.

The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund’s interests.

The Trust will not execute portfolio transactions through, or buy or sell portfolio securities from or to, the Distributor, the Advisor, the Administrator, or their affiliates, acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Advisor is authorized to allocate buy and sell orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions that are affiliated with Bank of America. To the extent that a Fund executes any securities trades with an affiliate of Bank of America, the Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that the Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (a) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker/dealer; (b) the affiliated broker/dealer charged the Fund commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker/dealer in question; and (c) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

Certain affiliates of Bank of America, such as its subsidiary banks, may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds

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bought by certain of the Fund. Bank of America or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, the Fund may buy securities from a member of an underwriting syndicate in which an affiliate of Bank of America is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to the Rule.

Particularly given the breadth of the Advisor’s investment management activities, investment decisions for the Fund are not always made independently from those for the other Fund, or other investment companies and accounts advised or managed by the Advisor. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Funds and another investment portfolio, investment company, or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Fund and such other investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or bought for the Fund with those to be sold or bought for other investment portfolios, investment companies, or accounts in executing transactions.

See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following tables describe the types and amounts of brokerage commissions paid by the Fund during its three most recently completed fiscal years. In certain instances the Fund may pay brokerage commissions to broker/dealers that are affiliates of Bank of America. As indicated above, all such transactions involving the payment of brokerage commissions are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Fund

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Asset Allocation Fund II

The Fund has paid brokerage commissions to the indicated affiliated broker/dealers for the fiscal year ended March 31, 2007 as shown in the table below.

Brokerage Commissions Paid by the Fund to Affiliated Broker/Dealers as of March 31, 2007

Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission	Percentage of Aggregate Brokerage Commissions Paid to Broker/Dealer	Percentage of Aggregate Brokerage Transactions Effected through Broker/Dealer
Asset Allocation Fund II

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The Fund has paid brokerage commissions to the indicated affiliated broker/dealers for the fiscal year ended March 31, 2006 as shown in the table below.

Brokerage Commissions Paid by the Fund to Affiliated Broker/Dealers as of March 31, 2006

Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission
Asset Allocation Fund II

The following Fund has paid brokerage commissions to the indicated affiliated broker/dealers for the fiscal year ended March 31, 2005 as shown in the table below.

Brokerage Commissions Paid by the Fund to Affiliated Broker/Dealers as of March 31, 2005

Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission
Asset Allocation Fund II

Directed Brokerage

A Fund or the Advisor, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Fund’s brokerage transactions to a broker/dealer because of the research services it provides the Fund or the Advisor.

During the fiscal year ended March 31, 2007, no Fund directed brokerage transactions.

Securities of Regular Broker/Dealers

In certain cases, the Fund, as part of its principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Advisor uses to transact brokerage for the Columbia Funds Family.

As of March 31, 2007, the Fund owned securities of its “regular brokers or dealers” or their parents, as defined in Rule 10b-1 of the 1940 Act, as shown in the table below.

Investments in Securities of Regular Broker/Dealers as of March 31, 2007

Fund	Broker/Dealer	Dollar Amount of Securities Held
Asset Allocation Fund II

Additional Shareholder Servicing Payments

The Fund, along with the Transfer Agent and/or the Distributor may pay significant amounts to financial intermediaries (as defined below), including other Bank of America affiliates, for providing the types of services that would typically be provided directly by a Fund’s transfer agent. The level of payments made to financial intermediaries may vary. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Fund through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support (additional shareholder services). These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the total Fund assets in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of total Fund assets in the program on an annual basis for those classes of shares that do not pay service fees pursuant to a Rule 12b-1 Plan. As of September 1,

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2005, the Board has authorized the Fund to pay up to 0.11% of this amount. Such payments will be made by a Fund to the Transfer Agent who will in turn make payments to the financial intermediary for the provision of such additional shareholder services. The Fund’s Transfer Agent, Distributor or their affiliates will pay, from their own resources, amounts in excess of the amount paid by the Fund to financial intermediaries in connection with the provision of these additional shareholder services and other services (See Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments for more information including a list of the financial intermediaries, as of the date of this SAI, receiving such payments).

For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Fund also may make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

Additional Financial Intermediary Payments

Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Fund. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described below under Brokerage Allocation and Other Practices – Shareholder Servicing Payments. For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Distributor and other Bank of America affiliates may pay additional compensation to selected financial intermediaries, including other Bank of America affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary also may receive payments described above in Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, the Distributor and other Bank of America affiliates may consider a number of factors, including, without limitation, asset mix and length or relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Fund, the nature and scope of marketing support or services provided by the financial intermediary (as described more fully below), and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Fund.

These additional payments by the Distributor and other Bank of America affiliates are made pursuant to agreements between the Distributor and other Bank of America affiliates and financial intermediaries and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales, or the distribution (Rule 12b-1) fees and expenses paid by the Fund as shown under the heading Fees and Expenses in the Fund’s prospectus.

Marketing Support Payments

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services relating to the Columbia Fund, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Fund and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying a Fund as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing, and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

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While the financial arrangements may vary for each financial intermediary, the marketing support payments to each financial intermediary generally are expected to be between 0.05% and 0.35% (between 0.03% and 0.12% in the case of the Money Market Funds) on an annual basis for payments based on average net assets of the Columbia Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds (other than the Money Market Funds) attributable to the financial intermediary. The Distributor and other Bank of America affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make marketing support payments to the financial intermediaries or their affiliates shown below.

Recipients of Marketing Support Payments from the Distributor and/or other Bank of America affiliates

•        G. Edwards & Sons, Inc.

•        AIG Advisor Group

•        Ameriprise Financial Services, Inc.

•        AXA Advisors, LLC

•        Banc of America Securities LLC

•        Banc of America Securities Limited

•        Bank of America, N.A.

•        Bank of New York

•        Bear Stearns Securities Corporation

•        BMO Nesbitt Burns

•        Brown Brothers Harriman & Co.

•        Chicago Mercantile Exchange

•        Citicorp Investment Services

•        Citigroup Global Markets Inc.

•        Commonwealth Financial Network

•        Custodial Trust Company

•        FAS Corp.

•        Fidelity Brokerage Services, Inc.

•        FinancialOxygen, Inc.

•        Genworth Financial, Inc.

•        Goldman, Sachs & Co.

•        Harris Corp.

•        Huntington Capital Corp.

•        Independent Financial Markets Group, Inc.

•        ING Group

•        J.J.B. Hilliard, W.L. Lyons, Inc.

•        Lincoln Financial Advisors Corp.

•        Linsco/Private Ledger Corp. (LPL)

•        Mellon Financial Markets, LLC

•        Merrill Lynch, Pierce, Fenner & Smith Incorporated

•        Money Market One

•        Morgan Stanley & Co. Incorporated

•        National Financial Services LLC

•        New York State Deferred Compensation Board

•        Pershing LLC

•        PNC Bank, N.A.

•        Raymond James & Associates, Inc.

•        Raymond James Financial Services, Inc.

•        Security Benefit Life Insurance Company

•        SEI Investments Inc.

•        SVB Securities

•        Silicon Valley Bank

•        Summit Bank

•        Sungard Institutional Brokerage Inc.

•        Sun Life Assurance Company of Canada

•        TIAA-CREF Life Insurance Company

•        Transamerica Corporation

•        UBS Financial Services Inc.

•        US Bank National Association

•        Wachovia Securities LLC

•        Webster Investment Services, Inc.

•        Wells Fargo Management LLC

•        Wells Fargo Corporate Trust Services

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Shareholder Servicing Payments

The Distributor and other Bank of America affiliates may also make payments to certain financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for a variety of services they provide to such programs. These amounts are

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in addition to amounts that may be paid on behalf of the Fund (see Brokerage Allocation and Other Practices – Additional Shareholder Servicing Payments) and may be in addition to the marketing support payments paid by the Distributor described above. A financial intermediary may perform program services itself or may arrange with a third party to perform program services. These shareholder services may include sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. Payments by the Distributor and other Bank of America affiliates for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the total Fund assets in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of total Fund assets in the program on an annual basis for those classes of shares that do not pay service fees pursuant to a Rule 12b-1 Plan. In addition, the Distributor and other Bank of America affiliates may make lump sum payments to selected financial intermediaries receiving shareholder servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Fund on the financial intermediary’s system or other similar services.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make shareholder servicing payments to the financial intermediaries or their affiliates shown below.

Recipients of Shareholder Servicing Payments from the Distributor and/or other Bank of America affiliates

•        ABR Retirement Plan Services, Inc.

•        ACS HR Solutions LLC

•        ADP Retirement Services

•        American Century Investments

•        Ameriprise Financial Services, Inc.

•        AMG Service Corp.

•        AST Trust Company

•        Benefit Plan Administrators

•        Bisys Retirement Services

•        Ceridian Retirement Plan Services

•        Charles Schwab & Co.

•        Citigroup Global Markets Inc.

•        CitiStreet LLC

•        City National Bank

•        CNA Trust Corporation

•        Compensation & Capital Administrative Services, Inc.

•        CompuSys Erisa Group of Companies

•        Crown Point Trust Company

•        Daily Access Concepts, Inc.

•        Digital Retirement Solutions

•        Edgewood Services, Inc.

•        E*Trade Group, Inc.

•        ExpertPlan

•        Fidelity Investments Institutional Operations Co.

•        Fiserv Trust Company

•        Great West Life & Annuity Co.

•        GWFS Equities, Inc.

•        Hartford Life Insurance Company

•        Hewitt Associates LLC

•        Invesmart, Inc.

•        John Hancock Life Insurance Company (USA)

•        John Hancock Life Insurance Company of New York

•        JP Morgan Retirement Plan Services LLC

•        Lincoln Financial Group

•        Linsco/Private Ledger Corp.

•        M&T Securities, Inc.

•        Marquette Trust Company

•        Massachusetts Mutual Life Insurance Company

•        Matrix Settlement & Clearance Services

•        Mercer HR Services, LLC

•        Merrill Lynch, Pierce, Fenner & Smith Incorporated

•        Mid Atlantic Capital Corporation

•        National Deferred Compensation, Inc.

•        National Investor Services Corp.

•        Nationwide Investment Services

•        New York State Deferred Compensation, Inc.

•        NYLife Distributors LLC

•        PNC Advisors

•        Princeton Retirement Group

•        RBC Dain Rauscher Inc.

•        Robert W. Baird & Co., Inc.

•        Stanton Trust

•        Strong Funds Distributors, Inc.

•        Sungard Investment Products, Inc.

•        The 401k Company

•        T. Rowe Price Group, Inc.

•        The Gem Group, L.P.

•        The Principal Financial Group

•        The Vanguard Group, Inc.

•        Unified Trust Company, N.A.

•        Wachovia Securities, LLC

•        Wells Fargo Bank, N.A.

•        Wells Fargo Funds Management, LLC

•        Wespac Plan Services, Inc.

•        Wilmington Trust Corporation

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The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments

From time to time, the Distributor, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of a Fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the NASD. Such compensation provided by the Distributor may include financial assistance to financial intermediaries that enable the Distributor to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment, and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest for more information.

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CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Fund offers shares in the classes shown in the table below. Subject to certain limited exceptions discussed in a Fund’s prospectus(es), a Fund may no longer be accepting new investments from current shareholders or prospective investors. The Trust, however, may at any time and without notice, offer any of these classes to the general public for investment.

The Trust’s Amended and Restated Declaration of Trust (Declaration of Trust) permits it to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts, because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Share Classes Offered by the Fund

Fund	Class A Shares	Class B Shares	Class C Shares	Class Z Shares
Asset Allocation Fund II	✓	✓	✓	✓

Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of a Fund’s shares, other than the possible future termination of the Fund. The Fund may be terminated by reorganization into another mutual fund or by liquidation and distribution of its assets. Unless terminated by reorganization or liquidation, the Fund will continue indefinitely.

Shareholder Liability

The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Fund will not be personally liable for payment of the Fund’s debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

Dividend Rights

The shareholders of a Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of such Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

Voting Rights and Shareholder Meetings

Shareholders have the power to vote only as expressly granted under the 1940 Act or under Delaware statutory trust law. Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the

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1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements and principal underwriting agreements; (iii) approve a change in subclassification of a Fund; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant.

With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund is required by law or where the matter involved only affects one Fund. For example, a change in the Fund’s fundamental investment policy affects only one Fund and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an Investment Advisory Agreement or Investment Sub-Advisory Agreement, since it only affects one Fund, is a matter to be determined separately by the Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Funds. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or a Fund, shareholders of the Fund are entitled to receive the assets attributable to the relevant class of shares of the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Conversion Rights

Shareholders have the right, which is subject to change by the Board, to convert or “exchange” shares of one class for another. Such right is outlined and subject to certain conditions set forth in the Fund’s prospectuses.

Redemptions

The Fund’s dividend, distribution and redemption policies can be found in its prospectus under the headings Buying, Selling and Exchanging Shares and Distributions and Taxes. However, the Board may suspend the right of shareholders to sell shares when permitted or required to do so by law, or compel sales of shares in certain cases.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessment

All Fund shares are issued in uncertificated form only, and when issued will be fully paid and non-assessable by the Trust.

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PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase, Redemption and Exchange

An investor may buy, sell and exchange shares in the Fund utilizing the methods, and subject to the restrictions, described in the Fund’s prospectuses. The following information supplements that which can be found in the Fund’s prospectuses.

Purchases and Redemptions

The Fund has authorized one or more broker/dealers to accept buy and sell orders on the Fund’s behalf. These broker/dealers are authorized to designate other intermediaries to accept buy and sell orders on the Fund’s behalf. A Fund will be deemed to have received a buy or sell order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, accepts the order. Customer orders will be priced at the Fund’s net asset value next computed after they are accepted by an authorized broker/dealer or the broker’s authorized designee.

The Trust also may make payment for sales in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; (d) an emergency exists as determined by the SEC. (The Fund may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Front-End Sales Charge Waivers

The investors listed below can buy Class A shares without paying a front-end sales charge.

•	Employees of Bank of America (and its predecessors), its affiliates and subsidiaries.

•	Trustees of funds advised or administered by the Advisor.

•	Directors, officers and employees of the Advisor, the Distributor, or its successors, any investment sub-advisor and companies affiliated with the Advisor.

•	Registered representatives and employees of selling and servicing agents (including their affiliates) that are parties to dealer agreements or other sales arrangements with the Distributor.

•	Broker/dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes.

•	Employees or partners of any contractual service provider to the Columbia Funds.

•	Families of the parties listed above and their beneficial accounts. Family members include: spouses, parents, stepparents, legal guardians, children, stepchildren, father-in-laws and mother-in-laws.

•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only.

•	Banks, trust companies and thrift institutions, acting as fiduciaries.

•

Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may buy Class A shares of any Fund without paying a front-end sales charge in those cases where a Columbia Fund Class Z share is not available.

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•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

•

Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be bought at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with the Distributor pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

•	Certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

•

Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain Columbia Funds may also be bought at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with the Distributor pursuant to which the Columbia Funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

•

Investors investing all or a portion of the proceeds received in connection with the liquidation of Colonial Insured Municipal Fund may purchase Class A shares with such proceeds without paying a front-end sales charge, provided that the proceeds are invested in Class A shares of the funds within 90 days of May 25, 2007, the record date for the liquidating distribution (i.e., by August 23, 2007). To purchase Class A shares of the funds without a front-end load, investors must notify the Fund’s transfer agent, Columbia Management Services, Inc., at or prior to the time of purchase, that such purchase of Class A shares of the funds represents all or a portion of the investor’s proceeds received from the liquidation of Colonial Insured Municipal Fund.

•

At the Fund’s discretion, front-end sales charges may be waived to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Columbia Funds are a party.

Investors can also buy Class A shares without paying a sales charge if they buy the shares within 365 days of selling Class A shares of the same Fund. This is called the reinstatement privilege and allows investors to invest up to the amount of the sale proceeds. The reinstatement privilege does not apply to any shares bought through a previous reinstatement. The Transfer Agent, the Distributor or their agents must receive written reinstatement requests within 365 days after shares are sold.

Contingent Deferred Sales Charges (Class A, Class B and Class C Shares)

Shareholders won’t pay a CDSC on the following transactions:

Death: CDSCs may be waived on sales following the death of: (1) the sole shareholder on an individual account; (2) a joint tenant where the surviving joint tenant is the deceased’s spouse; or (3) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfer to Minors Act (UTMA) or other custodial account.

If the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any sale from the estate account. If the account is transferred to a new registration and then a sale n is requested, the applicable CDSC will be charged.

Systematic Withdrawal Plan (SWP): CDSCs may be waived on sales occurring pursuant to a monthly, quarterly or semi-annual SWP established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value at the time that the SWP is established. Otherwise a CDSC will be charged on SWP sales until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested.

Disability: CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant spousal account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (1) the disability must arise after the purchase of shares; (2) the disabled shareholder must have been under the age

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of 65 at the time of the initial determination of disability; and (3) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.

Death of a trustee: CDSCs may be waived on sales occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where: (1) the grantor of the trust is the sole trustee and the sole life beneficiary, and (2) death occurs following the purchase, and (3) the trust document provides for the dissolution of the trust upon the trustee’s death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent sale.

Health savings accounts: CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.

Returns of excess contributions: CDSCs may be waived on sales required to return excess contributions made to retirement plans or individual retirement accounts, so long as the financial intermediary agrees to return the applicable portion of any commission paid by the Distributor.

Qualified retirement plans: CDSCs may be waived on shares sold by employee benefit plans created according to Section 403(b) of the Code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the Code. To qualify for the waiver, the plan must be a participant in an alliance program that has signed an agreement with Columbia Funds or the Distributor.

Return of commission: CDSCs may be waived on shares sold by intermediaries that are part of the Nations Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

Non-U.S. investors: CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-US investors.

IRS Section 401 and 457: CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under Section 401 or 457 of the Code.

Medical payments: CDSC may be waived on shares sold for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

Shares liquidated by transfer agent: CDSC may be waived for shares sold under the Distributor’s right to liquidate a shareholder’s account, including but not limited to, instances where the aggregate net asset value of Class A, Class B or Class C shares held in the account is less than the minimum account size.

Plans of reorganization: At the Fund’s discretion, CDSC may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

A CDSC may be waived on the sale of Class C shares sold by a non-profit organization qualified under Section 501(c)(3) of the Code in connection with the Banc of America Capital Management Charitable Giving Program.

Anti-Money Laundering Compliance

The Fund is required to comply with various anti-money laundering laws and regulations. Consequently, the Fund may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Fund believes a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Fund may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Fund also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or

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transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Fund to inform the shareholder that it has taken the actions described above.

Offering Price

The share price of the Fund is based on the Fund’s net asset value per share, which is calculated for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. unless the NYSE closes earlier) on each day a Fund is open for business, unless a Board determines otherwise.

The value of a Fund’s portfolio securities for which a market quotation is available is determined in accordance with the Trust’s valuation procedures. In general terms, the valuation procedures provide that domestic exchange traded securities (other than NASDAQ listed equity securities) generally will be valued at their last traded sale prices as reported on the principal exchange where those securities are traded. If no sales of those securities are reported on a particular day on the principal exchange, the securities generally will be valued at the mean between the latest bid and asked prices as reported on the principal exchange where those securities are traded. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Securities traded primarily on NASDAQ will generally be valued at the NASDAQ Official Closing Price (NOCP) (which is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to NASDAQ’s best bid price if the last trade price is below such bid price and down to NASDAQ’s best ask price if the last trade price is above such ask price). If no NOCP is available, the security will generally be valued at the last sale price shown on NASDAQ prior to the calculation of the NAV of the Fund. If no sale price is shown on NASDAQ, the latest bid price will be used. If no sale price is shown and no latest bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Fund’s fair valuation procedures. Securities traded on a foreign securities exchange will generally be valued at their last traded sale prices on a primary exchange. In the absence of a reported sale on a particular day, the securities will generally be valued at the mean between the latest bid and asked prices.

Securities not traded upon any exchange will generally be valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers. If quoted prices are unavailable or are believed to be inaccurate, market values will generally be determined based on quotes obtained from one or more broker(s) or dealer(s) or based on a price obtained from a reputable independent pricing service.

Financial futures will generally be valued at the latest reported sales price. Forward foreign currency contracts will generally be valued using market quotations from a widely used quotation system that reflects the current cost of covering or off-setting the contract. Exchange traded options will generally be valued at the latest reported sales price on their exchange. If there is no reported sale on the valuation date, the options will generally be valued at the mean between the latest bid and asked prices.

Over-the-counter derivatives will generally be valued at fair value in accordance with the Fund’s fair valuation procedures.

Repurchase agreements will generally be valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation. The market value of the securities underlying a repurchase agreement will be determined in accordance with the procedures above, as appropriate, for the purpose of determining the adequacy of collateral.

Shares of open-end investment companies held in a Fund’s portfolio will generally be valued at the latest net asset value reported by the investment company.

Debt securities will generally be valued by a pricing service which may employ a matrix or other indications of value, including but not limited to broker quotes, to determine valuations for normal institutional size trading units. The matrix can take into account various factors including, without limitation, bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). Debt securities for which a pricing service does not furnish valuations and for which market quotations are readily available will generally be valued based on the mean of the latest bid prices obtained from one or more dealers. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

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Securities for which market quotations are not readily available for any reason, including that the latest quotation is deemed unreliable or unreasonable, securities and other assets and liabilities are valued at “fair value” as determined in good faith by the Advisor’s valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as WEBS.

The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliated benefit plans where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

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TAXATION

The following information supplements and should be read in conjunction with the section in each prospectus entitled Distributions and Taxes. The prospectuses generally describe the federal income tax treatment of distributions by the Fund. This section of the SAI provides additional information concerning federal income and certain state taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through a tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle, or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the IRS as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Fund. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the federal tax consequences of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws to their investment in the Fund.

Qualification as a Regulated Investment Company

It is intended that the Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. The Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to the Fund, even though each regulated investment company is a series of the Trust. Furthermore, the Fund will separately determine its income, gains, losses, and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, the Fund must, among other things, derive at least 90% of its gross income each taxable year generally from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future Treasury Regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund’s principal business of investing in stock or securities or options and futures with respect to stock or securities. The Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts, and swap agreements.

In addition, the Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss and at least 90% of its net tax-exempt interest income earned in each taxable year. If a Fund meets all of the regulated investment company requirements, it generally will not be subject to federal income tax on any of the investment

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company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. The Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

If, for any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable as dividend income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

Excise Tax

A 4% nondeductible excise tax will be imposed on the Fund’s net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute by December 31 of each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gain (adjusted for ordinary losses) for the 12 month period ending on October 31 of that year, and all of its ordinary income and capital gain net income from previous years that were not distributed during such years. The Fund intends to distribute substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, the Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimus by a Fund).

Capital Loss Carry-Forwards

A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Fund does not expect to distribute such capital gains. The Fund cannot carry back or carry forward any net operating losses. The Money Market Funds do not expect to have material capital loss carry-forwards, but no assurance can be given to this effect.

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its own capital loss carry-forwards and the use of its unrealized losses against future realized gains, or such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Fund has engaged in reorganizations or may engage in reorganizations in the future.

Equalization Accounting

The Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and

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redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Fund, and thus the use of this method may be subject to IRS scrutiny.

Investment through Master Portfolios

Some of the Columbia Funds seek to continue to qualify as regulated investment companies by investing their assets through one or more Master Portfolios. Each Master Portfolio will be treated as a non-publicly traded partnership (or, in the event that a Fund is the sole investor in the corresponding Master Portfolio, as disregarded from the Fund) for federal income tax purposes rather than as a regulated investment company or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership (or disregarded entity), a proportionate share of any interest, dividends, gains and losses of a Master Portfolio will be deemed to have been realized (i.e., “passed-through”) to its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the Master Portfolio. Each investor in a Master Portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular Master Portfolio, the Code and Treasury Regulations, in determining such investor’s federal income tax liability. Therefore, to the extent that a Master Portfolio were to accrue but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the Master Portfolios will seek to minimize recognition by its investors (such as a corresponding Fund) of income and gains without a corresponding distribution. Furthermore, each Master Portfolio’s assets, income and distributions will be managed in such a way that an investor in a Master Portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the Master Portfolio.

Taxation of Fund Investments

In general, realized gains or losses on the sale of Fund securities will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount (OID), such as a zero-coupon bond, the Fund may be required to annually include in its taxable or distributable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

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Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into “straddles” and at least one of the futures or option contracts comprising a part of such straddles is governed by Section 1256 of the Code, described above, then such straddles could be characterized as “mixed straddles.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Fund could be subject to federal income tax and IRS interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

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A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Fund may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances.

Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a recent IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income for a regulated investment company. Accordingly, while the Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. Certain requirements that must be met under the Code in order for the Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in derivatives transactions.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Fund may involve complex tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund seeks to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Fund could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Taxation of Distributions

Except for exempt-interest dividends paid out by the Tax-Exempt Funds, discussed below, all distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. For federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

Distributions designated by a Fund as capital gain distributions will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). The Fund will designate capital gain distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

If at the close of each quarter of its taxable year at least 50% of the value of the total assets of a Tax-Exempt Fund consist of interest on state and local bonds, then the Tax-Exempt Fund may pass through to its shareholders the tax-exempt character of its income from such assets by paying exempt-interest dividends. Exempt-interest dividends are dividends (other than capital gain dividends) paid by a regulated investment company that are designated as such in a written notice mailed to its shareholders.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares

In general, as long as a Money Market Fund maintains a net asset value of $1.00 per share, no gain or loss should be recognized upon the sale or exchange of Fund shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or

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exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise. Under certain circumstances, an individual shareholder receiving qualified dividend income (defined below) from a Stock Fund may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under “wash sale” rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then Treasury Regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI. In addition, if a shareholder holds Tax-Exempt Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then regulations may permit an exception to this six-month rule. Additionally, where a Tax-Exempt Fund regularly distributes at least 90% of its net tax-exempt interest, if any, the Treasury Department is authorized to issue regulations reducing the six month holding requirement to a period of not less than the greater of 31 days or the period between regular distributions. No such regulations have been issued as of the date of this SAI.

Foreign Taxes

Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. Only an International/Global Stock Fund may qualify for and make the election; however, even if an International/Global Stock Fund qualifies for the election for a year, it may not make the election for such year. If an International/Global Stock Fund does not so elect then shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid or withheld. Each International/Global Stock Fund will notify its shareholders within 60 days after the close of the Fund’s taxable year whether it has elected for the foreign taxes paid by the Fund to “pass-through” for that year.

Even if an International/Global Stock Fund qualifies for the election, foreign income and similar taxes will only pass-through to the Fund’s shareholders if the Fund and its shareholders meet certain holding period requirements. Specifically, (i) the shareholders must have held the Fund shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the shareholders became entitled to receive Fund distributions corresponding with the pass-through of such foreign taxes paid by the Fund, and (ii) with respect to dividends received by the Fund on foreign shares giving rise to such foreign taxes, the Fund must have held the shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the Fund became entitled to the dividend. These holding periods increase for certain dividends on preferred stock. An International/Global Stock Fund may choose not to make the election if the International/Global Stock Fund has not satisfied its holding requirement.

If an International/Global Stock Fund makes the election, the Fund will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund’s dividends-paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders that have satisfied the holding period requirements shall include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction. If such shareholder claims a credit for foreign taxes paid, the credit will be

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limited to the extent it exceeds the shareholder’s federal income tax attributable to foreign source taxable income or the amount specified in the notice mailed to that shareholder within 60 days after the close of the year. If the credit is attributable, wholly or in part, to qualified dividend income (defined below), special rules will be used to limit the credit in a manner that reflects any resulting dividend rate differential.

In general, an individual with $300 or less of creditable foreign taxes may elect to be exempt from the foreign source taxable income and qualified dividend income limitations if the individual has no foreign source income other than qualified passive income. This $300 threshold is increased to $600 for joint filers. A deduction for foreign taxes paid may be claimed only by shareholders that itemize their deductions.

Federal Income Tax Rates

As of the printing of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net capital gain.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to “qualified dividend income” equal to the highest net long-term capital gains rate, which generally is 15%. In general, “qualified dividend income” is income attributable to dividends received by the Fund in taxable years beginning on or before December 31, 2010 from certain domestic and foreign corporations, as long as certain holding period and other requirements are met. If 95% or more of a Fund’s gross income constitutes qualified dividend income, all of its distributions will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). If less than 95% of the Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that are attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Only dividends from direct investments will qualify. Payments received by the Fund from securities lending, repurchase and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners. Reductions in individual federal income tax on qualified dividend income generally will not apply to income or bond Fund distributions.

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions, which, in some cases, could effectively reduce or eliminate the benefit of lower marginal income tax rates. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various “sunset” provisions of federal income tax laws.

Backup Withholding

The Fund may be required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges, redemptions in-kind, and exempt-interest dividends) paid or credited to a Fund shareholder if the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (“TIN”); if (when required to do so), the shareholder fails to certify under penalty of perjury that the TIN provided is correct and that the shareholder is not subject to backup withholding, or if the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to backup withholding. This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future federal income tax liability, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.

Tax-Deferred Plans

The shares of the Fund may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

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Corporate Shareholders

Subject to limitation and other rules, a corporate shareholder of an equity Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. The dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction only if certain holding period requirements are met. These requirements are complex; therefore, corporate shareholders of the Fund are urged to consult their own tax advisors and financial planners.

Foreign Shareholders

With respect to taxable years beginning on or after January 1, 2005 and before January 1, 2008, distributions designated by a Fund as “interest-related distributions” generally will be exempt from federal income tax withholding provided the Fund obtains a properly completed and signed certificate of foreign status from such foreign shareholder (“exempt foreign shareholder”). Interest-related distributions are generally attributable to the Fund’s net interest income earned on certain debt obligations and paid to a nonresident alien individual, a foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), a foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), or a foreign corporation (each, a “foreign shareholder”). In order to qualify as an interest-related distribution, the Fund must designate a distribution as such not later than 60 days after the close of the Fund’s taxable year. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Fund, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). However, this tax generally will not apply to exempt-interest dividends from a Tax-Exempt Fund. Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares, capital gain distributions and, with respect to taxable years of a Fund beginning before January 1, 2008, “short-term capital gain distributions” (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) such gains or, in certain cases, distributions are attributable to gain from the sale or exchange of a U.S. real property interest, as discussed in the following paragraph. If such gains or distributions are effectively connected with a U.S. trade or business (or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an applicable income tax treaty), the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). “Short-term capital gain distributions” are distributions attributable to a Fund’s net short-term capital gain and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Under recently enacted legislation, any distribution by a Fund to a foreign shareholder that is attributable to gain from the Fund’s sale or exchange of a U.S. real property interest (which is defined in the Code to include, among other things, the stock of certain U.S. corporations that are substantially invested, directly or indirectly, in U.S. real property) may be subject to U.S. tax if more than half of a Fund’s assets are invested directly or indirectly in U.S. real property interests, taking into account the Fund’s investments in certain regulated investment companies and most REITs. Any such distributions that are taxable may be required to be reported by a foreign shareholder on a U.S. federal income tax return and will be subject to U.S. income tax at the rates applicable to U.S. persons, and also may be subject to federal income tax withholding at a rate of 35% (or less to the extent provided in Treasury Regulations). The preceding distribution rules generally will not apply to tax years beginning on or after January 1, 2008, except in limited circumstances in which a Fund

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has invested in a REIT. In addition, in certain circumstances, if a foreign shareholder disposes of its Fund shares prior to a distribution and acquires, or enters into a contract or option to acquire, a substantially identical interest in the Fund during the 61-day period beginning 30 days before the ex-dividend date of the distribution (a “wash sale transaction”), the foreign shareholder may be treated as having gain from the sale or exchange of a U.S. real property interest, which may be subject to the U.S. income tax and reporting requirements described above with respect to distributions. In addition to the distribution and wash sale transaction rules described above, in limited circumstances Fund shares could themselves be treated as U.S. real property interests, the disposition of which could be subject to similar U.S. income and withholding tax and reporting requirements. While the Fund does not expect Fund shares to constitute U.S. real property interests, a portion of a Fund’s distributions may be attributable to gain from the sale or exchange of U.S. real property interests and foreign shareholders may, therefore, be subject to U.S. tax and reporting requirements under the distribution rules described in this paragraph. Foreign shareholders should contact their tax advisors and financial planners regarding the tax consequences to them of such distributions.

The Money Market Funds do not expect to realize substantial capital gain, but no assurance can be given to this effect. If a Money Market Fund realizes any short-term capital gain, complex rules would apply to the qualification of Fund distributions of short-term capital gain to foreign shareholders; therefore, foreign shareholders are urged to consult their own tax advisors and financial planners with respect to the particular tax consequences to them of an investment in a Fund.

Even if permitted to do so, the Fund provides no assurance that they will designate any distributions as interest-related distributions or short-term capital gain distributions. Even if a Fund makes such designations, if you hold Fund shares through an intermediary, no assurance can be made that your intermediary will respect such designations.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships. If an International/Global Stock Fund qualifies and makes an election to pass-through foreign taxes to its shareholders, foreign shareholders of the Fund generally will be subject to increased federal income taxation without a corresponding benefit for the pass-through of foreign taxes.

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CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of [July 1, 2007], the name, address and percentage of ownership of each person who may be deemed to be a principal holder (i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of the Fund’s outstanding shares) is listed below.

Principal Holder Ownership of the Funds

Fund / Share Class	Shareholder Account Registration	Share Balance	Percent of Class
Asset Allocation Fund II – Class [ ]

As of [July 1, 2007], the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of the Fund in that it is deemed to beneficially own greater than 25% of the outstanding shares either beneficially or by virtue of its fiduciary or trust roles or otherwise, is shown below. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

Control Person Ownership of the Fund

Fund	Shareholder Account Registration	Share Balance	Percent of Fund
Asset Allocation Fund II – Class [ ]

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APPENDIX A—DESCRIPTION OF SECURITY RATINGS

S&P

The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.

•	AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

•	AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

•

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

•

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

•

BB, B - Bonds rated BB and B are regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

•

To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest ratings used by S&P for short-term municipal notes.

•	SP-1 - Indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a “plus” (+) designation.

•	SP-2 - Indicates satisfactory capacity to pay principal and interest.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

Moody’s

The following summarizes the highest six ratings used by Moody’s for corporate and municipal bonds. The first four denote investment grade securities.

•

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

•

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

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•

A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

•

Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

•

Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

•

B - Bond that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody’s applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

The following summarizes the two highest ratings used by Moody’s for short-term municipal notes and variable-rate demand obligations:

•

MIG-1/VMIG-1 — Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

•	MIG-2/VMIG-2 — Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:

•

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

•

AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

•

A - Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

•

BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

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•

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment grade:

•	F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

•	F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

•

F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

For commercial paper, Fitch uses the short-term debt ratings described above.

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APPENDIX B—PROXY VOTING POLICIES AND PROCEDURES

Columbia Management Advisors, LLC (“CMA”) - Proxy Voting Policy

Applicable Regulations

Rule 206(4)-6 under the Investment Advisers Act of 1940

*Form N-PX

*ERISA Department of Labor Bulletin 94-2

Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Explanation/Summary of Regulatory Requirements

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

Columbia Management Advisors, LLC (“CMA”) has adopted and implemented the following policy, which it believes is reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients; and (2) address material conflicts of interest that may arise. This policy applies primarily to the GWIM Investment Operations Group, as well as to Compliance Risk Management (“CRM”) and Legal. Business groups to which this policy applies and CRM must adopt written procedures to implement the policy.

Policy

All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA’s clients without regard to any resulting benefit or detriment to CMA or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly. Information regarding CMA’s proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds’ and other funds’ boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients’ proxy voting records to third parties. Rather, the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending June 30th.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when CMA expects to routinely refrain from voting:

1.	Proxies will usually not be voted in cases where the security has been loaned from the Client’s account.

2.	Proxies will usually not be voted in cases where international issuers impose share blocking restrictions.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Section III, Conflicts of Interest below). CMA’s proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

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Means of achieving compliance

I. PROXY COMMITTEE

CMA has established a Proxy Committee whose standing members include senior investment management personnel, who participate as voting authorities on the Committee. Additionally, the Proxy Committee regularly involves other associates (e.g., Legal representative, Compliance Risk Management representative, GWIM Investment Operations representatives) who participate as needed to enable effective execution of the Committee’s responsibilities.

The Proxy Committee has established a charter, which sets forth the Committee’s purpose, membership and operation. The Proxy Committee’s functions include, in part,

(a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A) or on proposals which require special, individual consideration in accordance with Section IV.C;

(b) review at least annually of this Proxy Voting Policy and Voting Guidelines to ensure consistency with internal policies, client disclosures and regulatory requirements;

(c) review at least annually of existing Voting Guidelines and the need for development of additional Voting Guidelines to assist in the review of proxy proposals;

(d) ensure that appropriate disclosure of CMA’s Proxy Voting Policy is made to its clients, is disclosed in CMA’s Form ADV and is made to the Funds’ shareholders; and

(e) oversight of any circumstances where, as described in Section III, CMA may determine it is necessary to delegate proxy voting to an independent third party.

II. CMA’S INVESTMENT ASSOCIATES

Under CMA’s Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the GWIM Investment Operations Group will refer these matters first to the relevant CMA research analyst after first confirming with CRM that the proxy matter does not present a conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above. Information regarding CMA’s proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest – Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B - Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating it to the Proxy Department.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

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III. CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate1, or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients’ interests. However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence CMA’s decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve it in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by CMA’s proxy guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA’s clients (collectively, “Proxy Referrals”), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM will collect and review any information deemed reasonably appropriate to evaluate if CMA or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest. CMA investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to Columbia Management’s Conflicts Officer in writing (see Appendix B). CRM will consider information about CMA’s significant business relationships, as well as other relevant information. The information considered by CRM may include information regarding: (1) CMA client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the CMA investment division regarding the proxy matter. CRM will consult with relevant experts, including legal counsel, as necessary.

If CRM determines that it reasonably believes (1) CMA has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, CRM will inform the Chair of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, CMA’s policy is to invoke one or more of the following conflict management procedures:

•	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA’s proxy voting agent);

•	Causing the proxies to be delegated to a qualified, independent third party, which may include CMA’s proxy voting agent.

•	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to CMA’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest – Additional Procedures

Additionally, by assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes to disclose in writing to the Columbia Management Conflicts of Interest Officer (within CRM) any

[1]

Bank of America Corporation (“BAC”), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA’s duty, in the proxy voting process, to act in the best economic interest of its clients.

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actual or apparent personal material conflicts of interest which he or she may have (e.g., relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how CMA will vote proxies. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter. CMA’s investment associates also follow the same disclosure requirements for any actual or apparent personal material conflicts of interest as stated in this section.

In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA has undertaken a review of the proxy vendor’s conflicts of interest procedures, and will continue to monitor them on an ongoing basis.

BAC as well as CMA have adopted various other policies and procedures that help reinforce this Policy. Please see the associated documents.

Ownership Limits – Delegation of Proxy Voting to an Independent Third Party

From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that CMA can hold for clients (collectively, “Ownership Limits”).

The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be the Adviser’s proxy voting agent.

IV. PROXY VOTING GUIDELINES

A. CMA’s Proxy Voting Guidelines – General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA’s proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request that the Proxy Committee consider voting the proxy other than according to such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person’s, group’s, or entity’s relationship, if any, with the parties proposing and/or opposing the matter’s adoption using the Proxy Voting Recommendation Form (see Appendix C of this policy). The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Proposals

For the following categories of proposals, either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with the proxy vendor’s or a an individual client’s guidelines.

1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by the proxy vendor, or as specified by the client.

3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by the proxy vendor, or as specified by the client.

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4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote. In general, CMA will refrain from voting such securities. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

5. Proxies of Investment Company Shares. Proposals on issues other than those specified in Section V.A will be voted on the specific instruction of the Proxy Committee.

6. Accounts Managed by CMA’s Quantitative Strategies Group. When an issue is held only within an account managed by CMA’s Quantitative Strategies Group and not in any other account within CMA, all proposals shall be voted according to the guidelines developed by the proxy vendor or as specified by the client.

7. Executive/Director Compensation. Except as provided in Appendix A, proposals relating to compensation of any executive or director will be voted as recommended by the proxy vendor or as otherwise directed by the Proxy Committee.

8. Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The GWIM Investment Operations Group is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The GWIM Investment Operations Group’s monitoring will take into account the following elements: (1) periodic review of the proxy vendor’s votes to ensure that the proxy vendor is accurately voting consistent with CMA’s Proxy Guidelines; and (2) review of the fund website to ensure that annual reports are posted in a timely and accurate manner. For additional information regarding the proxy voting process, please refer to the GWIM Investment Operations Desktop Procedures.

Supervision

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

Escalation

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Compliance Risk Management Conflicts Officer.

Monitoring/Oversight

The Compliance Assessment Team within Compliance Risk Management and the Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management’s compliance with the Proxy Voting Policy.

Recordkeeping

CMA will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

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•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

•	Proxy Committee Meeting Minutes and Other Materials

•	Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations

•	Conflicts of Interest Review Documentation, including Conflicts of Interest Forms

•	Client Communications Regarding Proxy Matters

Records should be retained for a period of not less than five years plus the current year. Records must be retained in an appropriate office of CM for the first two years.

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CMA’s Proxy Voting Policy (Appendix A): CMA’S VOTING GUIDELINES

A. The Proxy Committee has adopted the following guidelines for voting proxies:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

•

Proposals for the election of directors or for an increase or decrease in the number of directors, provided that at least two-thirds of the Board of Directors are, presently or at any time during the previous three-year period, “independent” as defined by applicable regulatory and listing standards.

However, CMA generally will WITHHOLD votes from pertinent director nominees if:

(i)	the board as proposed to be constituted would have more than one-third of its members from management;

(ii)	the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as “independent,” i.e. having no material relationship, directly or indirectly, with the Company, as CMA’s proxy voting agent may determine (subject to the Proxy Committee’s contrary determination of independence or non-independence);

(iii)	the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters — ratification of the appointment of auditors);

(iv)	a director serves on more than six public company boards;

(v)	the CEO serves on more than two public company boards other than the company’s board.

On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

•

Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission (“SEC”) and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a “financial expert” in accordance with SEC rules.

•	Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

•

Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

•	Established governance standards and guidelines.

•	Full board composed of not less than three-fourths “independent” directors, as defined by applicable regulatory and listing standards.

•	Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

•

A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

•

Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

•

The pertinent class of the Company’s voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company’s proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

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•	Proposals that grant or restore shareholder ability to remove directors with or without cause.

•	Proposals to permit shareholders to elect directors to fill board vacancies.

•	Proposals that encourage directors to own a minimum amount of company stock.

•	Proposals to provide or to restore shareholder appraisal rights.

•	Proposals to adopt cumulative voting.

•	Proposals for the company to adopt confidential voting.

CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA generally will vote AGAINST:

•	Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

•	Proposals that give management the ability to alter the size of the board without shareholder approval.

•	Proposals that provide directors may be removed only by supermajority vote.

•	Proposals to eliminate cumulative voting.

•	Proposals which allow more than one vote per share in the election of directors.

•	Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Proposals that mandate a minimum amount of company stock that directors must own.

•	Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

•	Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

•

Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA’s clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

•	Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

•	Proposals asking a company to expense stock options.

•	Proposals to put option repricings to a shareholder vote.

•

Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

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•	Proposals for the remuneration of auditors if no more than 25% of the compensation costs comes from non audit activity.

CMA generally will vote AGAINST:

•	Stock option plans that permit issuance of options with an exercise price below the stock’s current market price, or that permit replacing or repricing of out-of-the money options.

•	Proposals to authorize the replacement or repricing of out-of-the money options.

•

Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

•

Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

•	Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

•	Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

•	Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

•

Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:

•	Whether the company has attained benefits from being publicly traded.

•	Cash-out value

•	Balanced interests of continuing vs. cashed-out shareholders

•	Market reaction to public announcement of transaction

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company’s assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

•	CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

•	CMA generally votes FOR shareholder proposals to eliminate a poison pill.

•	CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

•	CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company’s ability to make greenmail payments.

B-9

Supermajority vote

•

CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

•	CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

•	Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.

•	Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

CMA will review, on a CASE-BY-CASE basis, proposals for Bylaw amendments giving minority shareholders the ability to call a special meeting of stockholders.

CMA generally will vote FOR:

•	Proposals to approve routine business matters such as changing the company’s name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

•	Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

•	Credible reason exists to question:

•	The auditor’s independence, as determined by applicable regulatory requirements.

•	The accuracy or reliability of the auditor’s opinion as to the company’s financial position.

•

Fees paid to the auditor or its affiliates for “non-audit” services were excessive, i.e., in excess of the total fees paid for “audit,” “audit-related” and “tax compliance” and/or “tax return preparation” services, as disclosed in the company’s proxy materials.

•	Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

•	Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

•	Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

•

Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

•	Shareholder proposals to change the date, time or location of the company’s annual meeting of shareholders.

CMA will vote AGAINST:

•	Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

•

Proposals to change the location of the company’s state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

•	Proposals on whether and how to vote on “bundled” or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

•

FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

B-10

•

FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

•	Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

•	Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

•	Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

•

Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors/directors and/or legal action is being taken against the board by other shareholders.

•

Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company’s financial position.

•	Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

•	The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA’ categorization rules and the Dutch Corporate Governance Code.

•	No call/put option agreement exists between the company and the foundation.

•	There is a qualifying offer clause or there are annual management and supervisory board elections.

•	The issuance authority is for a maximum of 18 months.

•	The board of the company-friendly foundation is independent.

•	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

•	There are no priority shares or other egregious protective or entrenchment tools.

•	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

•	Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

•	Board structure

•	Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

•	Ignore a shareholder proposal that is approved by a majority of shares outstanding;

•	Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

•	Are interested directors and sit on the audit or nominating committee; or

•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

B-11

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

•	Past performance relative to its peers

•	Market in which fund invests

•	Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

•	Past shareholder activism, board activity and votes on related proposals

•	Strategy of the incumbents versus the dissidents

•	Independence of incumbent directors; director nominees

•	Experience and skills of director nominees

•	Governance profile of the company

•	Evidence of management entrenchment

Converting a Closed-end Fund to an Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

•	Past performance as a closed-end fund

•	Market in which the fund invests

•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

•	Proposed and current fee schedules

•	Fund category/investment objective

•	Performance benchmarks

•	Share price performance as compared with peers

•	Resulting fees relative to peers

•	Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

•	Stated specific financing purpose

•	Possible dilution for common shares

•	Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 (“1940 Act”):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Regulatory developments

•	Current and potential returns

•	Current and potential risk

B-12

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	Fund’s target investments

•	Reasons given by the fund for the change

•	Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund’s investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective.

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s name, considering the following factors:

•	Political/economic changes in the target market

•	Consolidation in the target market

•	Current asset composition

Change in Fund’s Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s subclassification, considering the following factors:

•	Potential competitiveness

•	Current and potential returns

•	Risk of concentration

•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

•	Strategies employed to salvage the company

•	Past performance of the fund

•	Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

•	The degree of change implied by the proposal

•	The efficiencies that could result

•	The state of incorporation; net effect on shareholder rights

•	Regulatory standards and implications

CMA will vote FOR:

•

Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

•

Proposals enabling the Board to amend, without shareholder approval, the fund’s management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

B-13

CMA will vote AGAINST:

•	Proposals enabling the Board to:

•	Change, without shareholder approval the domicile of the fund

•	Adopt, without shareholder approval, material amendments of the fund’s declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

•	Regulations of both states

•	Required fundamental policies of both states

•	The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940.

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives

•	The proposed distributor’s reputation and past performance

•	The competitiveness of the fund in the industry

•	Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

•	Resulting fee structure

•	Performance of both funds

•	Continuity of management personnel

•	Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

•	Performance of the fund’s NAV

•	The fund’s history of shareholder relations

•	The performance of other funds under the adviser’s management

B-14

CMA’s Proxy Voting Policy (Appendix B): Conflicts of Interest Disclosure and Certification Form

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals Participating in the Proxy Voting Decision-Making Process.

Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

________________________________________________________________________________________________

Issuer and Proxy Matter:

________________________________________________________________________________________________

1.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer[1]?

_________________________________________________________________________________________

_________________________________________________________________________________________

2.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?

_________________________________________________________________________________________

_________________________________________________________________________________________

3.	Have you discussed this particular proxy proposal with anyone outside of Columbia Management’s investment group[2]?

_________________________________________________________________________________________

_________________________________________________________________________________________

4.	Are you aware of any other potential personal conflicts of interest not described above? Please detail below.

_________________________________________________________________________________________

_________________________________________________________________________________________

Name:

Signed:

Date:

[1]	Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.
[2]	Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.

B-15

CMA’s Proxy Voting Policy (Appendix C): CMA Proxy Vote Recommendation/Proxy Committee Request Form

Name of Investment Associate: _______________________________________________

Company Name: ___________________________________________________________________

Cutoff Date and Meeting Date: ______________________________________

Proxy Agenda Item: _______________________________________________________

Description of Item: _____________________________

(The above information will be pre-populated by the Proxy Department.)

Recommendation (Check One):

            FOR

            AGAINST

            WITHHOLD

            ABSTAIN

Brief rationale: ____________________________________________________________________________________

________________________________________________________________________________________________

_____________________________________________________________________________________________________

_____________________________________________________________________________________________________

_____________________________________________________________________________________________________

_____________________________________________________________________________________________________

Please attach any supporting information other than analysis or reports provided by the Proxy Department.

_______________________________________________________________________________

Signed

By signing, I am certifying that I either have no conflicts of interest-related information to report or have sent a completed “Conflicts of Interest Disclosure and Certification Form” to Compliance Risk Management (Conflicts Officer).

Send Completed Forms to:

GWIM Investment Operations – Proxy Department

B-16

Columbia Management®

COLUMBIA FUNDS SERIES TRUST

Shares, Class A Shares, Class B Shares, Class C Shares and Class Z Shares

STATEMENT OF ADDITIONAL INFORMATION

August 1, 2007

Fixed Income Funds

Corporate Bond Portfolio

Mortgage- and Asset-Backed Portfolio

Columbia Short Term Bond Fund

Columbia Total Return Bond Fund

Columbia Short Term Municipal Bond Fund

This SAI is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with the Funds’ prospectuses dated August 1, 2007. It provides information about the share classes of the Fixed Income Funds listed above, each of which are series of the Trust. The annual reports for the Funds, which include the Funds’ audited financial statements dated March 31, 2007, are hereby incorporated by reference into this SAI.

Copies of any Fund’s current prospectus, annual and semi-annual reports may be obtained without charge by writing Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081, by calling Columbia Funds at 800.345.6611 or by visiting the Columbia Funds’ website at www.columbiafunds.com.

1

SAI PRIMER

The SAI is a part of the Funds’ registration statement that is filed with the SEC. The registration statement includes the Funds’ prospectuses, the SAI and certain other exhibits. The SAI, and any supplements to it, can be found online at www.columbiafunds.com, or by searching the SEC’s website at www.sec.gov.

The SAI generally provides additional information about the Funds that the SEC has concluded is not required to be in the Funds’ prospectuses. Investors nevertheless may find the information important and helpful. The SAI expands discussions of the matters described in the Funds’ prospectuses and provides certain additional information about the Funds that may be of interest to some investors. Among other things, the SAI provides information about:

•	the organization of the Trust;

•	the Funds’ investments;

•	the Funds’ investment advisor, investment sub-advisor(s) (if any) and other service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest;

•	the governance of the Funds;

•	the Funds’ brokerage practices;

•	the share classes offered by the Funds;

•	the purchase, sale and pricing of Fund shares; and

•	the application of federal income tax laws.

If you have any questions about the Funds, please call Columbia Funds at 800.345.6611 or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI.

Glossary

1933 Act	Securities Act of 1933, as amended

1934 Act	Securities Exchange Act of 1934, as amended

1940 Act	Investment Company Act of 1940, as amended

Administrator	CMA

Advisor	CMA

AMEX	American Stock Exchange

BAI	Banc of America Investment Services, Inc.

Bank of America	Bank of America Corporation

BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.

Board	The Trust’s Board of Trustees

CFST	The Trust

CFTC	Commodity Futures Trading Commission

CMA	Columbia Management Advisors, LLC, the Funds’ investment advisor

CMD	Columbia Management Distributors, Inc., the Funds’ principal underwriter and distributor

CMG	Columbia Management Group, LLC, the primary investment division of Bank of America

CMOs	Collateralized mortgage obligations

CMS	Columbia Management Services, Inc.

Code	Internal Revenue Code of 1986, as amended

Code(s) of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act

Columbia Funds Complex	The mutual fund complex that is comprised of the open-end investment management companies advised by CMA or its affiliates and principally underwritten by CMD, as that term is defined under Item 12 of Form N-1A

2

Glossary

Columbia Funds or Columbia Funds Family	The fund complex that is comprised of the open-end investment management companies advised by CMA or its affiliates and principally underwritten by CMD

Custodian	State Street

Distributor	CMD

Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Funds’ shares

FDIC	Federal Deposit Insurance Corporation

FHLMC	Federal Home Loan Mortgage Corporation

Fitch	Fitch Investors Service, Inc.

Fixed Income Fund(a)	One or more of the fixed income funds in the Columbia Funds Family

FNMA	Federal National Mortgage Association

Fund	One of the open-end management investment companies (that is or is not listed on the front cover of this SAI, as the context may require) that is a series of the Trust

Funds	Two or more of the open-end management investment companies (that are or are not listed on the front cover of this SAI, as the context may require) that are series of the Trust

GNMA	Government National Mortgage Association

Investment Advisory Agreement	The investment advisory agreement between the Trust, on behalf of its Funds, and the Advisor

IRS	United States Internal Revenue Service

LIBOR	London Interbank Offered Rate

Money Market Fund(s)	One or more of the money market funds in the Columbia Funds Family

Moody’s	Moody’s Investors Service, Inc.

NRSRO	Nationally recognized statistical ratings organization (such as Moody’s, Fitch or S&P)

NYSE	New York Stock Exchange

Principal Underwriter	CMD

REIT	Real estate investment trust

S&P	Standard & Poor’s Corporation (“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Columbia Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in any Columbia Funds).

SAI	This Statement of Additional Information

SEC	United States Securities and Exchange Commission

Selling Agent	Banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor

Servicing Agent	Banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the Distributor

Short Term Bond Fund	Columbia Short Term Bond Fund

Short Term Municipal Bond Fund	Columbia Short Term Municipal Bond Fund

SMBS	Stripped mortgage-backed securities

State Street	State Street Bank and Trust Company

Total Return Bond Fund	Columbia Total Return Bond Fund

Transfer Agent	CMS

Transfer Agency Agreement	The transfer agency agreement between the Trust, on behalf of its Funds, and CMS

The Trust	Columbia Funds Series Trust (or CFST), the registered investment company in the Columbia Funds Family to which this SAI relates

Trustee(s)	One or more of the Board’s Trustees

3

ABOUT THE TRUST

The Trust is a registered investment company in the Columbia Funds Family. Columbia Funds offers over 100 mutual funds in all major asset classes and has approximate total assets in excess of $[            ] as of [                    ], 2007.

The Trust was organized as a Delaware business trust, a form of entity now known as a statutory trust, on October 22, 1999. On September 26, 2005, the Trust changed its name from Nations Funds Trust to Columbia Funds Series Trust.

On that same day, the names of certain of the Funds were changed as follows: Nations Short-Term Income Fund to Columbia Short Term Bond Fund, Nations Short-Term Municipal Income Fund to Columbia Short Term Municipal Bond Fund and Nations Bond Fund to Columbia Total Return Bond Fund.

Each of the Funds in the Trust represents a separate series of the Trust and is an open-end diversified management investment company. Each of the Funds has a fiscal year end of March 31st.

4

ABOUT THE FUNDS’ INVESTMENTS

The investment objective, principal investment strategies (i.e., as used in this SAI and the corresponding prospectuses, a strategy which typically involves the investment of more than 10% of a Fund’s assets) and related principal investment risks for each Fund, are discussed in each Fund’s prospectus.

See Capital Stock and Other Securities for a listing and description of the classes of shares that each Fund offers, including shareholder rights.

Certain Investment Activity Limits

The overall investment activities of CMA and its affiliates may limit the investment opportunities for a Fund in certain markets in which limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, a Fund’s activities also may be restricted because of regulatory restrictions applicable to CMA and its affiliates, and/or their internal policies.

Fundamental and Non-Fundamental Investment Policies

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Fund supplements the discussion in the prospectuses for each Fund. A fundamental policy may only be changed with shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding a qualitative investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset, except for borrowings and other instruments that may give rise to leverage which are monitored on an ongoing basis.

Fundamental Investment Policies

1.	Each Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.

2.	Each Fund may not purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

3.	Each Fund may not purchase or sell commodities, except that a Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

4.	Each Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

5.	Each Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

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6.	Each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

7.	Each Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

8.	Under normal circumstances,

•	Short Term Municipal Bond Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax.

Non-Fundamental Investment Policies

1.	The Funds may not purchase securities of other investment companies except as permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder. Any Fund that is purchased by another Fund in reliance on Section 12(d)(1)(G) of the 1940 Act will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

2.	A Fund may not invest more than 15% of its net assets in illiquid securities.

3.	To the extent a Fund is subject to Rule 35d-1 under the 1940 Act (the Names Rule), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, it has adopted the following non-fundamental policy: Shareholders will receive at least 60 days’ notice of any change to a Fund’s investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

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Non-Fundamental Investment Policies

Exemptive Orders

In addition to the policies outlined above, the Columbia Funds Family has received the following exemptive orders from the SEC which enable the Funds to participate in certain transactions beyond the investment limitations described above or described in otherwise applicable restrictions:

1.	Pursuant to an exemptive order dated October 5, 1993, all current and future Funds advised by CMA may, subject to certain conditions, pool their uninvested cash balances in one or more joint accounts and use the daily balance of such accounts to enter into repurchase agreements, including the condition that such agreements have a maturity of not more than seven days.

2.	Pursuant to an exemptive order dated September 5, 2003, a Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Permissible Investments and Related Risks

Each Fund’s prospectus identifies and summarizes the individual types of securities in which the Fund invests as part of its principal investment strategies and the risks associated with such investments.

The table below identifies for each Fund the types of securities in which it is permitted to invest. If a type of security identified for a Fund is not described in the Fund’s prospectus, the Fund may invest no more than 10% of the Fund’s total assets in such security type. The Fund may invest in the types of securities described in its prospectus without regard to the 10% limitation.

Additional information about individual types of securities (including certain of their associated risks) in which some or all of a Fund may invest is set forth below. A Fund’s investment in these types of securities is subject to a Fund’s investment objective and fundamental and non-fundamental investment policies.

Permissible Fund Investments
Investment Type	Corporate Bond Portfolio	Mortgage- and Asset-Backed Portfolio	Short Term Bond Fund	Total Return Bond Fund	Short Term Municipal Bond Fund
Asset-Backed Securities	✓	✓	✓	✓	✓
Bank Obligations	✓	✓	✓	✓	✓
Common Stock	✓	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓	✓	✓
Derivatives	✓	✓	✓	✓	✓
Dollar Rolls	✓	✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓	✓
Futures and Options Contracts	✓	✓	✓	✓	✓
Guaranteed Investment Contracts (Funding Agreements)	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓	✓
Illiquid Securities	✓	✓	✓	✓	✓
Investing in Other Investment Companies	✓	✓	✓	✓	✓

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Permissible Fund Investments
Investment Type	Corporate Bond Portfolio	Mortgage- and Asset-Backed Portfolio	Short Term Bond Fund	Total Return Bond Fund	Short Term Municipal Bond Fund
Money Market Instruments	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓	✓	✓
Municipal Securities	✓	✓	✓	✓	✓
Participation Interests	✓	✓	✓	✓	✓
Preferred Stock	✓	✓	✓	✓	✓
Private Placement and Other Securities	✓	✓	✓	✓	✓
REITs and Master Limited Partnerships	✓	✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓	✓
Stripped Securities	✓	✓	✓	✓	✓
Structured Products and Linked Securities	✓	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓

Asset-Backed Securities

Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of receivables. They entitle the security holder to receive the payments on the underlying assets (less servicing fees paid to the originator or other parties or fees paid for any credit enhancement and payments on any retained or remainder portion of the assets retained by the originator or sold to another party). Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that transfers them to a special purpose entity such as a trust, which then, in turn, issues structures which are backed by the receivables and which are privately placed or publicly offered.

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the underlying assets, the creditworthiness of the servicing agent for the securities, information concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements. The existence or extent of any credit enhancement varies and apply only to a portion of the asset-backed security’s face value. The value of asset-backed securities will be affected by the exhaustion, termination or expiration of any credit enhancement.

Declining or low interest rates may lead to a more rapid rate of repayment on the underlying assets, resulting in accelerated payments on the asset-backed securities that then must be reinvested at a lesser rate of interest. Rising or high interest rates tend to lead to a slower rate of repayment on the underlying assets, resulting in slower than expected payments

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on the asset-backed securities that can, in turn, lead to a decline in value. The impact of changing interest rates on the value of an asset-backed security may be difficult to predict and result in greater volatility. Holders of asset-backed securities generally have no recourse against the originator of the underlying assets in the event of a default on the underlying assets.

Bank Obligations (Domestic and Foreign)

Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank. For purposes of any applicable investment policies with respect to bank obligations, the assets of a bank or savings institution may, if certain conditions are satisfied, be deemed to include the assets of its domestic and foreign branches.

Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Banker’s acceptances are time drafts drawn on and accepted by banks and are a customary means of effecting payment for merchandise sold in import-export transactions and a general source of financing. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign (mainly European) banks with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

Bank investment contracts are issued by banks. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of a bank. The bank then credits to a Fund payments at negotiated, floating or fixed interest rates.

Investing in bank obligations is subject to certain risks. Certain bank obligations, such as some CDs, are insured by the FDIC. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high-levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality.

Common Stock

Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends, if any, on their holdings. However, ownership of common stock does not entitle owners to involvement in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE, AMEX or the Nasdaq Stock Market. Domestic and foreign corporations also may have their shares traded, on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange.

Investing in common stocks is subject to certain risks. Stock market risk, for example, is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and fall based on factors specific to each company, such as changes in earnings or management, as well as general economic and market factors.

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If a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and “preferred” stock take priority over the claims of those who own common stock.

Investing in common stocks also presents the risks applicable to investing in a particular type of company. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, may be more reliant on singular products or services and more vulnerable to larger competitors. Common stocks of these types of companies may have a higher potential for gains but also may be subject to greater risk of loss.

Investing in common stocks also presents the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector. When market conditions favorably affect, or are expected favorably to affect, an industry, the prices of the common stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ common stocks to decline.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). As such, convertible securities combine the investment characteristics of debt securities and equity securities but typically retain the investment characteristics of debt securities until they have been converted. A holder of convertible securities is entitled to receive the income of a bond, debenture or note or the dividend of a preferred stock until the conversion privilege is exercised. The market value of convertible securities generally is a function of, among other factors, interest rates, the rates of return of similar nonconvertible securities and the financial strength of the issuer. The market value of convertible securities tends to decline as interest rates rise and, conversely, to rise as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the rate of return of the convertible security. Because both interest rate and market movements can influence their value, convertible securities generally are not as sensitive to changes in interest rates as similar debt securities nor generally are they as sensitive to changes in share price as their underlying common stock.

Investing in convertible securities is subject to certain risks. Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses. Certain convertible securities may have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified exchange ratio. Certain convertible securities may be convertible at the option of the issuer, which may require a holder to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

In addition, some convertible securities may be rated below investment grade or may not be rated and, therefore, may be considered speculative investments. Companies that issue convertible securities usually are small- and mid-capitalization companies and, accordingly, carry the risks associated with such companies. In addition, the credit rating of a company’s convertible securities generally is lower than that of its conventional debt securities. Convertible securities are senior to equity securities and have a claim to the assets of an issuer prior to the holders of the issuer’s common stock in the event of liquidation but generally are subordinate to similar non-convertible securities of the same issuer. Some convertible securities particularly are sensitive to changes in interest rates when their predetermined conversion price is much higher than the issuing company’s common stock.

Corporate Debt Securities

Corporate debt securities are fixed income securities typically issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturities and secured or unsecured status. Commercial paper has the shortest term and usually is unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

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Extendible commercial notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend maturity to 390 days. ECNs are issued at a discount rate with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carry a relatively high degree of risk.

Investing in corporate debt securities is subject to certain risks including, among others, credit and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it becomes due. Some corporate debt securities that are rated below investment grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than and, therefore, may be paid in full before, lower ranking (subordinated) securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than do corporate debt securities with shorter terms.

Derivatives

Derivatives are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity like gold), or a market indices (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; linked securities and structured products; collateralized mortgage obligations; stripped securities; warrants and swap agreements. For more information about each these derivatives, see the sections in this SAI that describe them.

A Fund may use derivatives for a variety of reasons, including: to enhance its return, to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); to protect its unrealized gains reflected in the value of its portfolios securities; to facilitate the sale of such securities for investment purposes; to reduce transaction costs; and/or to manage the effective maturity or duration of its portfolio.

A Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. There is also a risk that the derivative will not correlate well with the security that it is substituting. A Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions

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may not always exist at times when a Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and may be more difficult to value. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that a Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount of taxes payable by shareholders.

A Fund may use any or all of these investment techniques and may purchase different types of derivative securities at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables including market conditions.

Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

A Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple (typically two) of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. The Advisor believes that indexed and inverse floating obligations represent flexible portfolio management instruments that allow a Fund to seek potential investment rewards, hedge other portfolio positions or vary the degree of investment leverage relatively efficiently under different market conditions. A Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

Swap Agreements. Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, credit, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors.

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities or an index. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.

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Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund’s exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

The Advisor does not believe that a Fund’s obligations under swap agreements are senior securities and, accordingly, a Fund will not treat them as being subject to its borrowing restrictions.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund’s performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. Additionally, whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Advisor’s ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to a Fund). In connection with credit default swaps in which a Fund is the buyer, a Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to a Fund’s exposure (any accrued but unpaid net amounts owed by a Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, a Fund will segregate or “earmark” cash

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or assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to a Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of a Fund’s portfolio. Such segregation or “earmarking” will not limit a Fund’s exposure to loss.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

Equity swaps are derivative instruments and their values can be very volatile. To the extent that the Advisor does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated

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with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the Securities Act of 1933. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-, Currency- and Equity-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index and currency-linked securities are derivative instruments, which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Advisor. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Advisor. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad. Certain derivative instruments may be illiquid.

Dollar Rolls

Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar (same type, coupon and maturity) securities on a specified future date and lower price. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls. A Fund foregoes principal and interest paid on the securities during the “roll” period. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities as well as the interest earned on the cash proceeds of the initial sale.

Using dollar rolls presents certain risks. Dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase may decline below the repurchase price or the transaction costs may exceed the return earned by a Fund from the transaction. Dollar rolls also involve risk to a Fund if the other party should default on its obligation and a Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction.

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors.

Foreign securities may include depositary receipts, such as American Depository Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are receipts issued in Europe typically by foreign banks or trust companies and foreign branches of domestic banks that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in Depositary Receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may

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establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Foreign securities also may include securities of Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain (PFIC tax) related to the investment, which will be allocated over the period that a Fund is invested in a PFIC. The PFIC tax is the highest ordinary income tax rate in effect for any period multiplied by the portion of the excess distribution allocated to such period, and it could be increased by an interest charge on the deemed tax deferral. A Fund may elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs, which in many cases may be difficult to obtain. An alternative election would permit a Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year.

Investing in foreign securities is subject to certain risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. A Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes which would reduce the amount of income and capital gains available to distribute to a Fund’s shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

Certain of the risks associated with investments in foreign securities are heightened with respect to investments in emerging market countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin, and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging market securities also involves risks beyond the risks applicable to foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.

Investing in foreign securities also involves currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may purchase or sell forward foreign currency exchange contracts in order to attempt to minimize the risk to a Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A Fund also may purchase and sell foreign currency futures contracts and related options.

Futures and Options Contracts

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. A Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency.

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Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities currently owned or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities. Regulations of the CFTC applicable to a Fund require that all of its futures transactions constitute bona fide hedging transactions except to the extent that the aggregate and initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of a Fund’s portfolio.

Upon entering into futures contracts, in compliance with the SEC’s requirements, cash or liquid securities, equal in value to the amount of a Fund’s obligation under the contract (less any applicable margin deposits and any assets that constitute “cover” for such obligation), will be segregated with a Fund’s custodian.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract, although a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities in order to initiate and maintain open positions in futures contracts. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit intended to assure completion of the contract (delivery or acceptance of the underlying instrument) that is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Minimum initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. Subsequent payments, called “variation margin,” to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, a process known as “marking to market.” If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional variation margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made for as long as the contract remains open. A Fund expects to earn interest income on its margin deposits.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities (stock index futures contracts do not permit delivery of securities), the contracts usually are closed out before the settlement date without the making or taking of delivery. As such, a Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by a Fund. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract (i.e., the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date) to terminate the position. Final determinations are made as to whether the price of the initial sale of the futures contract exceeds or is below the price of the offsetting purchase, or whether the purchase price exceeds or is below the offsetting sale price. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or a gain. Brokerage commissions are incurred when a futures contract is bought or sold.

Successful use of futures contracts by a Fund is subject to the Advisor’s ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Fund therefore bears the risk that future market trends will be incorrectly predicted.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

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In the event of adverse price movements, a Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if a Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

In addition, there is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution of special procedures, by exchanges, which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by a Fund, a Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract, which may limit a Fund’s ability to realize its profits or limit its losses. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges – principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. A Fund will deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. A Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates. A Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds

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meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

Stock Options and Stock Index Options. A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

A primary difference between stock options and stock index options becomes evident when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or a narrower market index, such as the S&P 100 Index. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Stock index options are currently traded on the following exchanges: the Chicago Board Options Exchange, the NYSE, the AMEX, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

The successful use of a Fund’s options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless a Fund exercises the option or enters into a closing sale transaction for such option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since a Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. The writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, a Fund will realize a loss equal to the premium paid. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as

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well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation (OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, a Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Dealer Options. Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to dealer options. While a Fund might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if a Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction. Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, a Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While each Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with a Fund, no assurance exists that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to a Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, a Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

The staff of the SEC takes the position that purchased dealer options are illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that a Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, a Fund will treat dealer options as subject to a Fund’s limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, a Fund will change its treatment of such instruments accordingly.

Writing covered options. A Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with a Fund’s investment goal and policies. Call options written by a Fund give the purchaser the right to buy the underlying securities from a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price; put options give the purchaser the right to sell the underlying securities to a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price.

A Fund may write only covered options, which means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, a Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. A Fund may write combinations of covered puts and calls, called straddles, on the same underlying security.

A Fund will receive a premium from writing a put or call option, which increases a Fund’s return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, a Fund limits its opportunity to

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profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by a Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an offsetting option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. A Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If a Fund writes a call option but does not own the underlying security, and when it writes a put option, a Fund may be required to deposit cash or securities with its broker as “margin” or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, a Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. A Fund may purchase call options to hedge against an increase in the price of securities that a Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) Options. A Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by a Fund, only pursuant to agreements that will assure that a Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. A Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be “in-the-money” as an illiquid investment. It is the present policy of a Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund’s Prospectus) of a Fund’s net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by a Fund, (ii) OTC options purchased by a Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Index Options. As an alternative to purchasing call and put options on index futures, a Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

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Foreign Stock Index Options. A Fund may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

Options on Futures Contracts. A Fund may purchase and write call and put options on futures contracts it may buy or sell. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. There is no guarantee that such closing transactions can be effected.

A Fund will enter into written options on futures contracts only when, in compliance with the SEC’s requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. There may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Successful use of index futures by a Fund for hedging purposes is also subject to the Advisor’s ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in a Fund’s portfolio may decline. If this occurs, a Fund would lose money on the futures and also experience a decline in the value of its portfolio securities, as a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, a Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

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There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

Use by Tax-Exempt Funds of Interest Rate and U.S. Treasury Security Futures Contracts and Options. A Fund investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Index Futures Contracts and Options on Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).

A Fund may also purchase and sell options on index futures contracts. Options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged.

Guaranteed Investment Contracts (Funding Agreements)

Guaranteed investment contracts, or funding agreements, are debt instruments issued by insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Fund payments at negotiated, floating or fixed interest rates. A Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards.

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Investing in guaranteed investment contracts is subject to certain risks. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Fund on seven days notice or less, at which time the investment may be considered illiquid under applicable SEC regulatory guidance and subject to certain restrictions.

Illiquid Securities

Illiquid securities are defined by a Fund pursuant to the SEC staff’s current guidance and interpretations which provides that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Subject to its investment policies, a Fund may invest in illiquid investments and may invest in certain restricted securities that are deemed to be liquid securities.

Investing in Other Investment Companies

Investing in other investment companies is a manner in which a Fund seeks to achieve its investment objective. A Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, its rules and regulations and any exemptive orders currently or in the future obtained by a Fund from the SEC.

The 1940 Act generally requires that a Fund limit its investments in another investment company or series thereof so that, as determined immediately after a securities purchase is made: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) not more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a Fund or by the company as a whole. Such other investment companies may include exchange-traded funds (ETFs) which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries.

Under the 1940 Act and regulations thereunder, a Fund may purchase shares of other affiliated Columbia Funds, including the Money Market Funds, subject to certain conditions. Investing in affiliated funds may present certain actual or potential conflicts of interest, which are discussed below. For more information about such actual and potential conflicts of interest, see Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest.

Investing in other investment companies is subject to certain risks. Although a Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to gain exposure to a type of security or to be fully invested, there are potential disadvantages. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. A shareholder may be charged fees not only on a Fund shares held directly but also on the investment company shares that a Fund purchases.

In addition, investing in ETFs is subject to certain other risks. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track as well as to the risks of the specific sector or industry on which the ETF is based. ETFs also are subject to the risk that their prices may not correlate perfectly to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons.

Low and Below Investment Grade Securities

Low and below investment grade securities are debt securities with the lowest investment grade rating (e.g., BBB by S&P and Fitch or Baa by Moody’s) or that are below investment grade (e.g., lower than BBB by S&P and Fitch or Baa by

Moody’s) or are unrated but of comparable quality. These types of securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications, or similar events, are more speculative in nature than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities generally are issued by unseasoned companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. Low and below investment grade securities and comparable unrated securities: (i) likely will have some quality and protective characteristics that, in the

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judgment of an NRSRO, are outweighed by large uncertainties or major risk exposures to adverse conditions; (ii) are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation; and (iii) may have a less liquid secondary market, potentially making it difficult to value or sell such securities.

Investing in low and below investment grade securities and comparable unrated securities is subject to certain risks. The rates of return on these types of securities generally are higher than the rates of return available on more highly rated securities, but generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, a Fund may be more dependent on the Advisor’s credit analysis with respect to these types of securities than is the case for more highly rated securities.

The market values of certain low and below investment grade securities and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than more highly rated securities. In addition, issuers of these types of securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default is significantly greater because low and below investment grade securities and comparable unrated securities generally are unsecured and frequently are subordinated to more senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its holdings of such securities. The existence of limited markets for lower-rated debt securities may diminish a Fund’s ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value; and (ii) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Money Market Instruments

Money market instruments are high-quality, short-term debt obligations, which include: (i) bank obligations, including certificates of deposit and bankers’ acceptances; (ii) funding agreements; (iii) repurchase agreements; (iv) obligations of the United States and foreign countries and each of their agencies and instrumentalities; and (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities.

Investing in money market instruments is subject to certain risks. Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Mortgage-Backed Securities

Mortgage-backed securities are a type of asset-backed security and represent interests in, or debt securities backed by, pools of underlying mortgages. In some cases, they may be insured or guaranteed by the U.S. Government or its agencies. They pass through the payments on the underlying mortgages to the security holders (less servicing fees paid to the originator or other parties or fees paid for any credit enhancement and payments on any retained or remainder portion of the assets retained by the originator or sold to another party). Mortgage-backed securities are created when mortgage originators transfer the mortgages to a special purpose entity such as a trust, which then, in turn, issues securities with a minimum denomination and specific term. The securities are privately placed or publicly offered.

Mortgage-backed securities commonly are issued or guaranteed by the Government National Mortgage Association (also known as Ginnie Mae or GNMA), the Federal National Mortgage Association (also known as Fannie Mae or FNMA), or the Federal Home Loan Mortgage Corporation (also known as Freddie Mac or FHLMC), but also may be issued or guaranteed by other issuers, including private companies. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its stock nor the securities it issues are insured or guaranteed by the U.S. Government. FHLMC is a publicly chartered agency that buys qualifying residential

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mortgages from lenders, “repackages” them and provides certain guarantees. FHLMC’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Mortgage-backed securities issued by FHLMC are not guaranteed as to timely payment of interest and principal by the U.S. Government.

Collateralized mortgage obligations (CMOs) are debt obligations issued by special-purpose trusts, collateralized by underlying mortgage assets. Principal prepayments on underlying mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a periodic basis. The principal and interest payments on the underlying mortgage assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgage assets are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Real estate mortgage investment conduits (REMICs) are entities that own mortgages and elect REMIC status under the Code and, like CMOs, issue debt obligations collateralized by underlying mortgage assets that have characteristics similar to those issued by CMOs.

Investing in mortgage-backed securities is subject to certain risks, including, among others, prepayment, market and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages more quickly than expected, which may affect the security’s average maturity and rate of return. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages also may be affected by home value appreciation, ease of the refinancing process and local economic conditions, among other factors. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities can be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, which in turn may decrease their value. Credit risk reflects the risk that a holder of mortgage-backed securities may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. Government. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions.

Municipal Securities

Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Municipal securities can be classified into two principal categories, including “general obligation” bond and other securities and “revenue” bond and other securities. General obligation bonds are secured by the issuer’s full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as the user of the facility being financed. Municipal securities also may include “moral obligation” securities, which normally are issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the governmental entity that created the special purpose public authority.

Municipal securities may include municipal bonds, municipal notes and municipal leases. Municipal bonds are debt obligations of a governmental entity that obligate the municipality to pay the holder a specified sum of money at specified intervals and to repay the principal amount of the loan at maturity.

Municipal notes may be issued by governmental entities and other tax-exempt issuers in order to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity payable from taxes or designated revenues expected to be received within the relevant fiscal period. Municipal notes generally have maturities of one year or less. Municipal notes can be subdivided into two sub-categories: (i) municipal commercial paper and (ii) municipal demand obligations.

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Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold, for example, to meet seasonal working capital or interim construction financing needs of a governmental entity or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

Municipal demand obligations can be subdivided into two general types: variable rate demand notes and master demand obligations. Variable rate demand notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which a Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes generally provide that interest rates are adjustable at intervals ranging from daily to six months.

Master demand obligations are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes. Although there is no secondary market for master demand obligations, such obligations are considered by a Fund to be liquid because they are payable upon demand. A Fund has no specific percentage limitations on investments in master demand obligations.

Municipal lease obligations are participations in privately arranged loans to state or local government borrowers. In general, such loans are unrated, in which case they will be determined by the Advisor to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender.

Although lease obligations do not constitute general obligations of the municipal issuer to which the government’s taxing power is pledged, a lease obligation ordinarily is backed by the government’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses that provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a periodic basis. In the case of a “non-appropriation” lease, a Fund’s ability to recover under the lease in the event of non-appropriation or default likely will be limited to the repossession of the leased property in the event that foreclosure proves difficult.

Tender option bonds are municipal securities having relatively long maturities and bearing interest at a fixed interest rate substantially higher than prevailing short-term tax-exempt rates that is coupled with the agreement of a third party, such as a bank, broker/dealer or other financial institution, to grant the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. The financial institution receives periodic fees equal to the difference between the municipal security’s coupon rate and the rate that would cause the security to trade at face value on the date of determination.

Investing in municipal securities is subject to certain risks. There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different rates of return while municipal securities of the same maturity and interest rate with different ratings may have the same rate of return.

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The payment of principal and interest on most municipal securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. Each state, each of their political subdivisions, municipalities, and public authorities, as well as the District of Columbia, Puerto Rico, Guam, and the Virgin Islands, is a separate “issuer.” An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

There are particular considerations and risks relevant to investing in a portfolio of a single state’s municipal securities, such as the greater risk of the concentration of portfolio holdings versus the greater relative safety that comes with a less concentrated investment portfolio.

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Participation Interests

Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes, that have been “repackaged” by an intermediary, such as a bank or broker/dealer. Participation interests typically are issued by partnerships or trusts through which a Fund receives principal and interest payments made by the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, which are passed through to purchasers, such as a Fund. Mortgage-backed securities are a common type of participation interest.

Loan participations are a type of participation interest. Loan participations are interests in loans that are administered by a lending bank or agent for a syndicate of lending banks and sold by the bank or syndicate members.

Investing in participation interests is subject to certain risks. Participation interests generally are subject to the credit risk associated with the underlying borrowers. If the underlying borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the borrower. A Fund also may be deemed a creditor of the lending bank or syndicate members and be subject to the risk that the lending bank or syndicate members may become insolvent.

Preferred Stock

Preferred stock represents units of ownership of a public corporation that pay dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock shares some of the characteristics of both debt and equity. Preferred stock ordinarily does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond.

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Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by corporate bidders. Shares typically are bought and sold at face values ranging from $100,000 to $500,000 per share. The potential benefits of APS include:

•	Reduced interest rate risk: Because these securities generally reset within a short period of time, the exposure to interest rate risk is somewhat mitigated.

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Preservation of principal: The frequency of the dividend reset provisions makes APS an attractive cash management instrument. The auction reset mechanism generally assures that the shares will trade at par on the auction date. For those that reset frequently, the share price is not expected to fluctuate from par; however, the reset rate may reflect factors such as market conditions, demand and supply for a particular credit confidence in the issuer.

•	Credit quality: Most corporate APS carry an investment grade credit rating from both Moody’s and S&P, municipal APS typically carry the highest credit rating from both Moody’s and S&P (Aaa/AAA).

In addition to reinvestment risk if interest rates fall, some specific risks with regard to APS include:

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Failed auction: Such a breakdown of the auction process is unlikely; however, in the event that the process fails, the rate is reset at the maximum applicable rate, which is usually described in the prospectus and typically is influenced by the issuer’s credit rating. In a failed auction, current shareholders generally are unable to sell some, or all, of the shares when the auction is completed. Typically, the liquidity for APS that have experienced a failed auction becomes very limited. If a failed auction were to occur, the shareholder may hold his or her shares until the next auction. Should there not be subsequent auctions that ‘unfail’ the process, the shareholder may: (1) hold the APS in anticipation of a refinancing by the issuer that would cause the APS to be called, or (2) hold securities either indefinitely or in anticipation of the development of a secondary market.

•	Early call risk: Although unlikely, the preferred shares are redeemable at any time, at the issuer’s option, at par plus accrued dividends.

Investing in preferred stock is subject to certain risks. For example, stock market risk is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and decline based on factors specific to each corporation, such as changes in earnings or management.

Investing in preferred stock also may involve the risks applicable to investing in a particular company. For example, stocks of smaller companies tend to have greater price fluctuations than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Stocks of these companies may have a higher potential for gains but also are subject to greater risk of loss.

Investing in preferred stock also may involve the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ stock to decline.

Private Placement and Other Securities

Private placement securities are securities that have been privately placed and that are eligible for sale only to certain qualified investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. However, the securities so purchased are often “restricted” and cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale.

Private placements typically may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

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Investing in private placement and other restricted securities is subject to certain risks. Private placements may be considered illiquid securities. Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value due to the absence of a trading market.

Unlike public offerings, restricted securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Real Estate Investment Trusts

REITs are entities that either own properties or make construction or mortgage loans and also may include operating or finance companies. An equity REIT generally holds equity positions in real estate and seeks to provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties. A mortgage REIT generally specializes in lending money to owners of properties and passes through any interest income it may earn to its shareholders.

Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and the oil and gas industries, but they also may finance motion pictures, research and development and other projects.

Investing in REITs is subject to certain risks. For example, REITs may be subject to certain risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs also may be subject to interest rate risk. In general, increases in interest rates will decrease the value of high-yield securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for preferential tax treatment under the Code, which adversely could affect dividend payments.

Investing in master limited partnerships generally is subject to the risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. Additional risks include those associated with the specific industries in which a master limited partnership invests, such as the risks associated with investing in the real estate or oil and gas industries.

Repurchase Agreements

Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time subject to the obligation of a seller to repurchase and a Fund to resell such security at a fixed time and price (representing a Fund’s cost plus interest). Repurchase agreements also may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase. A Fund typically will enter into repurchase agreements with only with commercial banks, registered broker/dealers and the Fixed Income Clearinghouse Corporation, and only with respect to the highest quality securities, such as U.S. Government obligations. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest.

Using repurchase agreements is subject to certain risks. Repurchase agreements generally are subject to counterparty risk. If a counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale and accrued interest are less than the resale price provided in the repurchase agreement including interest. In addition, if a seller becomes involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if, for example, a Fund is treated as an unsecured creditor and is required to return the underlying collateral to the seller or its assigns.

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Reverse Repurchase Agreements

Reverse repurchase agreements are agreements under which a Fund sells a security subject to the obligation of a buyer to resell and a Fund to repurchase such security at a fixed time and price. Reverse repurchase agreements also may be viewed as borrowings made by a Fund.

Using reverse repurchase agreements is subject to certain risks. Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

Stripped Securities

Stripped securities are derivatives that evidence ownership in either the future interest or principal payments on an instrument. Stripped securities typically are products of brokerage houses and the U.S. Government and there are many different types and variations. For example, separately traded interest and principal securities, or STRIPS, can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through the Federal Book-Entry System. TIGERS are Treasury securities stripped by brokers. Stripped mortgage-backed securities, or SMBS, also can issued by the U.S. Government or its agencies.

SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal.

Investing in stripped securities is subject to certain risks. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail fully to recoup its initial investment in such securities. The market value of the class consisting primarily or entirely of principal payments can be especially volatile in response to changes in interest rates. The rates of return on a class of SMBS that receives all or most of the interest are generally higher than prevailing market rates of return on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a greater risk that the initial investment will not be recouped fully.

Structured Products and Linked Securities

Structured products are types of derivative securities that may have various combinations of equity and debt characteristics. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

Linked securities are a type of structured product. Index-linked, equity-linked, currency-linked and other types of linked securities can be either equity or debt securities that call for interest payments and/or payment at maturity in different terms than a typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments depend on the performance of an underlying stock, index, or a weighted index of commodity futures such as crude oil, gasoline and natural gas.

Index-linked securities include issues such as S&P Depositary Receipt (SPDR), which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index. Because a unit investment trust is an

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investment company under the 1940 Act, a Fund’s investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500 Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, a Fund would continue to pay its own management and advisory fees and other expenses, as a result of which a Fund and its shareholders in effect would be absorbing duplicate levels of fees with respect to investments in such unit investment trusts.

With respect to equity-linked securities, at maturity, the principal amount of the debt is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Equity-linked securities include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES), and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Currency-linked debt securities are short-term or intermediate-term instruments that have a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Investing in structured products and linked securities is subject to certain risks. Because structured products typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products generally are of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher rates of return and present greater risks than unsubordinated structured securities. Structured products typically are sold in private placement transactions and may have a limited trading market.

Investments in “linked” securities can lead to large losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Fund to utilize linked-securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currency from emerging market countries, there are certain additional risks associated with such investments.

SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called “creation unit size” and are redeemable in-kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government.

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These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable- and Floating-Rate Obligations

Variable- and floating-rate obligations provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Unlike a fixed interest rate, a variable or floating rate is one that rises and declines based on the movement of an underlying index of interest rates and may pay interest at rates that are adjusted periodically according to a specified formula.

Investing in variable- and floating-rate obligations is subject to certain risks. Variable- and floating-rate obligations may involve direct lending arrangements between the purchaser and the issuer and there may be no active secondary market, making it difficult to resell such obligations to a third party. Variable- and floating-rate obligations also may be subject to interest rate and credit risks. Changes in interest rates can affect the rate of return on such obligations. If an issuer of a variable- or floating rate obligation defaults, a Fund could sustain a loss to the extent of such default.

Warrants and Rights

Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock.

Investing in warrants and rights is subject to certain risks. Warrants and rights may be subject to the risk that the purchaser could lose the purchase value of such securities. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights, such as when there is no movement in the market price or the market price of such securities declines.

When-Issued, Delayed Delivery and Forward Commitment Transactions

When-issued, delayed delivery and forward commitment transactions involve the purchase or sale of securities by a Fund, with payment and delivery taking place in the future. When engaging in when-issued, delayed delivery and forward commitment transactions, a Fund typically will hold cash or liquid securities in a segregated account in an amount equal to or greater than the purchase price. The payment obligation and, if applicable, the interest rate that will be received on the securities, are fixed at the time that a Fund agrees to purchase the securities. A Fund generally will enter into when-issued, delayed delivery and forward commitment transactions only with the intention of completing such transactions. However, the Advisor may determine not to complete a transaction if it deems it appropriate. In such cases, a Fund may realize short-term gains or losses.

Engaging in when-issued, delayed delivery and forward commitment transactions is subject to certain risks. There are the risks that the securities purchased may fall in value by the time they actually are issued or that the other party may fail to honor the contract terms. A Fund that invests in delayed delivery securities may rely on a third party to complete the transaction. Failure by a third party to deliver a security purchased on a delayed delivery basis may result in a financial loss to a Fund or the loss of an opportunity to make an alternative investment.

Zero-Coupon, Pay-in-Kind and Step-Coupon Securities

Zero-coupon securities do not pay interest on a current basis but instead accrue interest over the life of the security. Among the most common are zero-coupon bonds, which either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and zero-coupon securities are marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGER (Treasury Investor Growth

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Receipt) or STRIPS (Separate Trading of Registered Interest and Principal of Securities). Zero-coupon bonds also are issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages also exist and operate on the same principle as zero-coupon bonds; the CD holder or mortgage holder receives face value at maturity and no payments until then.

Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

Zero-coupon, step-coupon and pay-in-kind securities generally have substantially all the rights and privileges of holders of the underlying coupon obligations or principal obligations. Holders of these securities have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of such securities.

Investing in zero-coupon, pay-in-kind and step-coupon securities is subject to certain risks. The market prices of zero-coupon, step-coupon and pay-in-kind securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

Because zero-coupon securities bear no interest, they are the most volatile of all fixed income securities. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying out interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than full-coupon bonds, because the bonds have locked in a particular rate of reinvestment that becomes more attractive the further rates fall.

Borrowings

Each Fund has a fundamental policy with respect to borrowing that can be found under the heading About the Funds’ Investments – Fundamental and Non-Fundamental Investment Policies.

The Funds participate in committed and uncommitted lines of credit provided by State Street (the Lines of Credit). Any advance under the Lines of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Information about specific borrowings, if any, by any particular Fund under the Uncommitted Line over the last fiscal year, if any, can be found in its Annual Report to Shareholders for the year ended March 31, 2007.

As noted above, pursuant to an exemptive order from the SEC, a Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Under the uncommitted line of credit, as opposed to the committed line of credit, State Street is not obligated to lend money to a Fund. Accordingly, it is possible that a Fund may wish to borrow money under the uncommitted line of credit for a temporary or emergency purpose but may not be able to do so.

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Short Sales

Each Fund may engage in short sales, which is the sale of a security or commodity futures contract not owned by the seller. The technique is used in order to take advantage of an anticipated decline in the price or to protect a profit in a long-term position. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

A Fund will sometimes sell securities short when the Fund owns an equal amount of such securities as those securities sold short. This is a technique known as selling short “against the box.”

A Fund’s successful use of short sales will be subject to the ability of the Advisor to correctly predict movements in the directions of the relevant market. A Fund that engages in short selling therefore bears the risk that the Advisor will incorrectly predict future price directions. In addition, if a Fund sells a security short, and that security’s price goes up, the Fund will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may not be closed out. There can be no assurance that the Fund will not incur significant losses in such a case.

Short sales “against the box” entail many of the same risks and considerations described above. However, when a Fund sells short “against the box” it typically limits the amount of securities that the Fund has leveraged.

Lending Securities

For various reasons, including to enhance a Fund’s return, a Fund may lend its portfolio securities to broker/dealers and other institutional investors. Loans are typically made pursuant to agreements that require the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Such loans may not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceeds one-third of the value of the Fund’s total assets. A Fund will continue to receive interest on the loaned securities while simultaneously earning interest on the investment of the collateral. However, a Fund will normally pay lending fees to such broker/dealers and related expenses from the interest earned on invested collateral. The Money Market Funds do not engage in securities lending.

Securities lending transactions are generally subject to counterparty risk, which is the risk that the counterparty to the transaction could default. In other words, the risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, loans are made only to borrowers deemed to be of good standing and when, in the Advisor’s judgment, the income to be earned from the loan justifies the attendant risks.

Temporary Defensive Positions

Each Fund may temporarily invest in money market instruments or hold cash while it is investing defensively. It may do so without limit, when the Advisor: (i) believes that the market conditions are not favorable for profitable investing;

(ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While a Fund engages in such strategies, it may not achieve its investment objective.

See also About the Funds’ Investments – Permissible Investments and Related Risks – Money Market Instruments.

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Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

For each Fund’s portfolio turnover rate, see the Financial Highlights section in the prospectus for that Fund.

Disclosure of Portfolio Information

The Board has adopted policies and procedures with respect to the disclosure of the Funds’ portfolio holdings. These policies and procedures are designed to ensure that disclosure of information regarding the Funds’ portfolio securities is in the best interests of Fund shareholders and to address conflicts between the interests of a Fund’s shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Fund, on the other. These policies and procedures provide that Fund portfolio holdings information generally may not be disclosed to any party prior to the earlier of: (1) the business day next following the posting of such information on the Funds’ website, if applicable, or (2) the time a Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The policies and procedures prohibit the Advisor and the Funds’ other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies and procedures apply to all categories of funds and include variations tailored to the different categories of funds. Under this tailored approach, some of the provisions described below do not apply to Funds covered by this SAI. The Advisor also has adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

Public Disclosures

The Funds’ portfolio holdings currently are disclosed to the public through required filings with the SEC and on the Funds’ website. This information is available on the Funds’ website as described below.

•	For equity, convertible, balanced and asset allocation Funds, a complete list of portfolio holdings as of a month-end is posted approximately 30 calendar days after such month-end.

•	For fixed income Funds, a complete list of portfolio holdings as of a fiscal quarter-end is posted approximately 60 calendar days after such quarter-end.

•	For Money Market Funds, a complete list of portfolio holdings as of a month-end is posted approximately the fifth business day after such month-end.

The Funds also disclose their largest holdings, as a percent of the market values of the Funds’ portfolios, as of month-end on their website generally within 15 days after such month-end; with the equity Funds posting their largest 10-15 holdings, the balanced Funds posting their largest 5 equity holdings, and certain fixed income Funds posting their top 5-15 holdings.

The scope of the information provided pursuant to the Funds’ policies relating to each Fund’s portfolio that is made available on the website may change from time to time without prior notice.

The Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Fund’s fiscal year). Shareholders may obtain the Funds’ Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov, a link to which is provided on the Columbia Funds’ website. In addition, the Funds’ Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

With respect to the variable insurance trusts, holdings information is disclosed no earlier than the time such information is filed in a publicly available SEC filing required to include such information.

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The Funds, the Advisor and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Funds’ website or no earlier than the time the Funds file such information in a publicly available SEC filing required to include such information.

Other Disclosures

The Funds’ policies and procedures provide that no disclosures of the Funds’ portfolio holdings may be made prior to the holdings information being made public unless (1) the Funds have a legitimate business purpose for making such disclosure, (2) the Funds’ chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose, the following factors, and any additional relevant factors, are considered: (1) that any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Advisor; (2) any conflicts of interest between the interests of Fund shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Fund, on the other; and (3) that prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that otherwise is unlawful.

In addition, the Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information in order to assist the Funds with their day-to-day business affairs. In addition to the Advisor and its affiliates, these service providers include the Funds’ sub-advisor(s) (if any), the Funds’ independent registered public accounting firm, legal counsel, financial printers, the Funds’ proxy solicitor, the Funds’ proxy voting service provider, and rating agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. The Funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Funds currently have ongoing arrangements with certain approved recipients to disclose portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Funds’ chief executive officer. These special arrangements are described in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements
IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Electra Information Systems	None	Use of holdings information for trade reconciliation purposes.	Daily

Standard & Poor’s	None	Vendor uses to maintain ratings for certain Money Market Funds.	Weekly

InvestorTools, Inc.	None	Access to holdings granted solely for the purpose of testing back office conversion of trading systems.	Real time

ING Insurance Company	None	Access to holdings granted for specific Funds for ING’s creation of client/shareholder materials. ING may not distribute materials until the holdings information is made public.	Quarterly

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Ongoing Portfolio Holdings Disclosure Arrangements
IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Glass-Lewis	None	Glass-Lewis receives holdings information in connection with testing the firm’s proxy services.	Daily

CMS Bondedge	None	CMS Bondedge is the vendor for an application used by the Advisor’s Fixed Income Portfolio Management team as an analytical and trading tool. CMS Bondedge may receive holdings information to assist in resolving technical difficulties with the application.	Ad hoc

Linedata Services, Inc.	None	Linedata is the software vendor for the LongView Trade Order Management System. Linedata may receive holdings information to assist in resolving technical difficulties with the application.	Ad hoc

JP Morgan	None	JP Morgan provides the High Yield team with peer group analysis reports for purposes of analyzing the portfolio.	Monthly

Malaspina Communications	None	Vendor uses to facilitate writing, publishing, and mailing Fund shareholder reports and communications including shareholder letter and management’s discussion of Fund performance.	Quarterly

Data Communique	None	Vendor uses to automate marketing materials. Vendor receives top holdings information to populate data in fact sheet templates.	Quarterly

Evare LLP	None	Evare obtains account information for purposes of standardizing and reformatting data according to the Advisor’s specifications for use in the reconciliation process.	Daily

Factset Data Systems, Inc.	None	FactSet provides quantitative analytics, charting and fundamental data to the Advisor. FactSet requires holdings information to provide the analytics.	Daily

RR Donnelly/WE Andrews	None	Printers for the Funds’ prospectuses, supplements, SAIs, fact sheets, and brochures.	Monthly

Merrill and Bowne	None	Printers for the Funds’ prospectuses, supplements, and SAIs.	Monthly

Merrill Corporation	None	Provides fulfillment of the Funds’ prospectuses, supplements, SAIs, and sales materials.	Monthly

Citigroup	None	Citigroup is the software vendor for Yield Book, an analytic software program. The Advisor uses Yield Book to perform ongoing risk analysis and management of certain fixed income Funds and fixed income separately managed accounts.	Daily

Mellon Analytical Solutions	None	Provides portfolio characteristics to assist in performance reviews and reporting.	Monthly

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INVESTMENT ADVISORY AND OTHER SERVICES

The Advisor and Investment Advisory Services

The Advisor (which is also the Administrator) has been a registered investment advisor since 1995. The Advisor is a wholly owned subsidiary of CMG, which is the primary investment division of Bank of America. The Advisor and CMG are located at 100 Federal Street, Boston MA 02110.

Services Provided

Pursuant to the terms of the Investment Advisory Agreement, the Advisor is responsible for the overall management and supervision of the investment management of each Fund. The Advisor performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

The Investment Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor’s obligations or duties thereunder, or any of its respective officers, directors, employees or agents, the Advisor shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Advisory Agreement became effective with respect to each Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Advisory Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Investment Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Advisor on 60 days’ written notice.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, shareholder servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing Fund prospectuses to shareholders. The Distributor pays the cost of printing and distributing all other prospectuses.

Advisory Fee Rates and Fees Paid

The Funds pay the Advisor an annual fee for its investment advisory services, as set forth in the Investment Advisory Agreement, and as shown in the section entitled Management of the Fund – Primary Service Providers in each Fund’s prospectus. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The Advisor also may pay amounts from its own assets to the Distributor or to selling or servicing agents for services they provide.

The Advisor received fees from the Funds for its services as reflected in the following chart, which shows the net advisory fees paid to the Advisor and the advisory fees waived/reimbursed by the Advisor, where applicable, for the three most recently completed fiscal periods.

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Advisory Fees Paid by the Funds

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
California Intermediate Municipal Bond Fund
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$
Corporate Bond Portfolio
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$
Mortgage- and Asset-Backed Portfolio
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$
Short Term Bond Fund
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$
Total Return Bond Fund
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$
Portfolio Manager(s)

The following provides additional information about the portfolio manager(s) of the Advisor that are responsible for making the day-to-day investment decisions for the Funds, as identified in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus.

Compensation

As of the Funds’ most recent fiscal year end, the Advisor’s portfolio managers received all of their compensation from the Advisor and its parent company, CMG, in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups noted below, emphasizing the portfolio manager’s three and five year performance. The Advisor also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Performance Benchmarks

Portfolio Manager	Primary Benchmark(s)	Secondary Benchmark	Morningstar Category (Peer Group)
Carl Pappo
Richard Cutts
Leonard Aplet
Ronald Stahl
Kelly Mainelli
Kevin Cronk
Richard Cutts
Thomas LaPointe
Laura Ostrander

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The size of the overall bonus pool each year is determined by CMG and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor’s profitability for the year, which is influenced by assets under management.

Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the portfolio manager(s) of the Advisor managed, as of March 31, 2007.

Other Accounts Managed by the Portfolio Manager(s)

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Carl Pappo(a)
Carl Pappo(b)
Richard Cutts(c)
Richard Cutts(d)
Richard Cutts(e)
Leonard Aplet(f)
Leonard Aplet(g)
Ronald Stahl
Kelly Mainelli
Kevin Cronk
Thomas LaPointe
Laura Ostrander

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than Corporate Bond Portfolio.
(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than Total Return Bond Fund.
(c)	“Other SEC-registered open-end and closed-end funds” represents funds other than Mortgage- and Asset-Backed Portfolio.
(d)	“Other SEC-registered open-end and closed-end funds” represents funds other than Short Term Bond Fund.
(e)	“Other SEC-registered open-end and closed-end funds” represents funds other than Total Return Bond Fund.
(f)	“Other SEC-registered open-end and closed-end funds” represents funds other than Short Term Bond.
(g)	“Other SEC-registered open-end and closed-end funds” represents funds other than Total Return Bond Fund.

The following table shows the number and assets of the above accounts (or portions of such accounts) for which the compensation of the Advisor’s portfolio manager(s) is based on performance, as of March 31, 2007, the Funds’ most recent fiscal year end.

Other Accounts Managed by the Portfolio Manager(s) for which Compensation is Based on Performance

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Carl Pappo(a)
Carl Pappo(b)
Richard Cutts(c)
Richard Cutts(d)
Richard Cutts(e)

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Other Accounts Managed by the Portfolio Manager(s) for which Compensation is Based on Performance

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Leonard Aplet(f)
Leonard Aplet(g)
Ronald Stahl
Kelly Mainelli

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than Corporate Bond Portfolio.
(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than Total Return Bond Fund.
(c)	“Other SEC-registered open-end and closed-end funds” represents funds other than Mortgage- and Asset-Backed Portfolio.
(d)	“Other SEC-registered open-end and closed-end funds” represents funds other than Short Term Bond Fund.
(e)	“Other SEC-registered open-end and closed-end funds” represents funds other than Total Return Bond Fund.
(f)	“Other SEC-registered open-end and closed-end funds” represents funds other than Short Term Bond.
(g)	“Other SEC-registered open-end and closed-end funds” represents funds other than Total Return Bond Fund.

Ownership of Securities

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the Advisor’s portfolio manager(s), as of March 31, 2007.

Portfolio Manager Ownership of the Columbia Funds Family as of March 31, 2007
Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
Carl Pappo
Richard Cutts
Leonard Aplet
Ronald Stahl
Kelly Mainelli
Kevin Cronk
Richard Cutts
Thomas LaPointe
Laura Ostrander

The Advisor’s Portfolio Managers and Potential Conflicts of Interests

Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Advisor and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Advisor’s Code of Ethics and certain limited exceptions, the Advisor’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

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A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of broker/ dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Advisor and the Funds have adopted compliance procedures that provide that any transactions between a Fund and another account managed by the Advisor are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. More rarely, a portfolio manager may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

A Fund’s portfolio manager(s) also may also other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. Many of the potential conflicts of interest to which the Advisor’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the Advisor and its affiliates. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Advisor and its affiliates.

The Administrator

CMA (which is also the Advisor) serves as Administrator of the Funds.

Services Provided

Pursuant to the terms of the Administration Agreement, the Administrator has agreed to, among other things, (i) provide office space, equipment and clerical personnel; (ii) arrange, if desired by the Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund; (iii) prepare and, if applicable, file all documents required for compliance by each Fund with applicable laws and regulations; (iv) prepare agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; (v) coordinate and oversee the activities of each Fund’s other third party service providers; and (vi) maintain certain books and records of each Fund.

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Administration Fee Rates and Fees Paid

The Administrator may receive fees as compensation for its services, which are computed daily and paid monthly, at the annual rates shown in the table below.

Administration Fee Rates

Fund	Administration Fee Rate, as a % of Average Daily Net Assets
Corporate Bond Portfolio
Mortgage- and Asset-Backed Portfolio
Short Term Bond Fund
Total Return Bond Fund
Short Term Municipal Bond Fund

The Administrator received fees from the Funds for its services as reflected in the following chart, which shows the net administration fees paid to the Administrator and the administration fees waived/reimbursed by the Administrator, where applicable, for the three most recently completed fiscal periods.

Administration Fees Paid by the Funds

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Corporate Bond Portfolio	$	$	$
Mortgage- and Asset-Backed Portfolio	$	$	$
Short Term Bond Fund	$	$	$
Total Return Bond Fund	$	$	$
Short Term Municipal Bond Fund	$	$	$

Pricing and Bookkeeping Services

CMA is responsible for providing certain pricing and bookkeeping services to the Funds.

Services Provided

Effective December 15, 2006, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with the Advisor pursuant to which the Advisor monitors, budgets and approves Fund expenses, provides oversight of the performance by State Street of accounting and financial reporting services, and provides services related to the Sarbanes-Oxley Act of 2002. Under the Services Agreement, the Funds reimburse the Advisor for out-of-pocket expenses, direct internal costs relating to fund accounting oversight, monitoring, budgeting and approving Fund expenses, and direct internal costs incurred in connection with the Sarbanes-Oxley Act of 2002.

Also, effective December 15, 2006, the Funds entered into a Financial Reporting Services Agreement with the Advisor and State Street (the “Financial Reporting Services Agreement”) pursuant to which State Street provides certain financial reporting services, such as the preparation of a Fund’s financial information for shareholder reports and SEC filings. Also effective December 15, 2006, the Funds entered into an Accounting Services Agreement with the Advisor and State Street (together with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services, including but not limited to, the recording of general ledger entries and the calculation of daily expenses and income. Under the State Street Agreements, each Fund pays State Street annual fees for these services, payable monthly, totaling $38,000 plus an additional fee based on an annualized percentage rate of such Fund’s assets.

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Under the State Street Agreements, the fees payable to State Street will not exceed $140,000 annually in the aggregate for such Fund.

Prior to December 15, 2006, the Funds had a pricing and bookkeeping agreement and an amended Administration Agreement with the Administrator. Under these agreements, the Funds continued to receive substantially the same pricing, bookkeeping and administrative services as they received under the Administration Agreement prior to December 1, 2005.

Pricing and Bookkeeping Fee Rates and Fees Paid

For services provided under the Funds’ prior pricing and bookkeeping Agreement, the Funds paid to CMA, or to such other person(s) as CMA directed, an annual fee, payable monthly, consisting of: (i) a Fund accounting fee of $25,000 plus an additional monthly fee based on a Fund’s net asset value (the “Fund Accounting Fee”); and (ii) a financial reporting service of $13,000 (the “Financial Reporting Fee”). Additionally, the Funds bore certain reimbursable costs and expenses as provided in their prior pricing and bookkeeping agreement and the Administration Agreement. The aggregate Fund Accounting and Fund Reporting Fees could not exceed $140,000 (exclusive of out-of-pocket expenses and charges) for a Fund.

CMA and State Street received fees from the Funds for their services as reflected in the following chart, which shows the net pricing and bookkeeping fees paid to State Street under the Services Agreement and to CMA under the Funds’ prior pricing and bookkeeping agreement and the Administration Agreement for the three most recently completed fiscal years.

Pricing and Bookkeeping Fees Paid by the Funds

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Corporate Bond Portfolio	$	$	$
Mortgage- and Asset-Backed Portfolio	$	$	$
Short Term Bond Fund	$	$	$
Total Return Bond Fund	$	$	$
Short Term Municipal Bond Fund	$	$	$

The Principal Underwriter/Distributor

CMD is the Principal Underwriter and Distributor of the shares of the Funds. Its address is: One Financial Center, Boston, MA 02111.

Distribution Obligations

Pursuant to a Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

The Distribution Agreement became effective with respect to a Fund after approved by its Board, and continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by

45

the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Distributor on 60 days’ written notice.

Underwriting Commissions

The following table shows the underwriting commissions paid to the Distributor by all Columbia Funds it serves, as well as amounts the Distributor retained, during the Funds’ three most recent fiscal years.

Underwriting Commissions Paid by the Columbia Funds

Fund	Amount Paid	Amount Retained by Distributor
Fiscal Year Ended March 31, 2007	$	$
Fiscal Year Ended March 31, 2006	$	$
Fiscal Year Ended March 31, 2005	$	$

The following table shows all commissions and other compensation received by the Distributor from each Fund for the fiscal year ended March 31, 2007.

Underwriting Commissions Paid by the Funds

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Corporate Bond Portfolio	$	$	$	$
Mortgage- and Asset-Backed Portfolio	$	$	$	$
Short Term Bond Fund	$	$	$	$
Total Return Bond Fund	$	$	$	$
Short Term Municipal Bond Fund	$	$	$	$

Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which is included as an exhibit to Part C of the Funds’ registration statement.

In many instances, the compensation paid to the Advisor and other Bank of America affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds’ assets under management. As the size of the Funds’ assets under management grows, so does the amount of compensation paid to the Advisor and other Bank of America affiliates for providing services to the Funds. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds’ prospectuses. As relevant, these conflicts of interest also are highlighted in account documentation and other disclosure materials of Bank of America affiliates that make available or offer the Columbia Funds

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in connection with their respective products and services. In addition, Part IA of the Advisor’s Form ADV, which it must file with the SEC as an investment advisor registered under the Investment Advisers Act of 1940, provides information about the Advisor’s business, assets under management, affiliates and potential conflicts of interest. Part IA of the Advisor’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Funds may arise from the financial services activities of Bank of America and its affiliates, including the investment advisory/management services it provides for clients and customers other than the Funds. In this regard, Bank of America is a major financial services company, engaged in a wide range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Bank of America and its affiliates involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. The following describes certain actual and potential conflicts of interest that may be presented.

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Bank of America and its Affiliates in Connection With Other Advised/Managed Funds and Accounts

The Advisor and other affiliates of Bank of America may advise or manage funds and accounts other than the Funds. In this regard, Bank of America and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Funds. The Advisor and Bank of America’s other investment advisor affiliates (including Marsico and Columbia Wanger Asset Management, L.P.) will give advice to and make decisions for all advised/managed funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Funds and the other advised/managed funds and accounts of Bank of America and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Bank of America and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Funds.

A variety of other actual and potential conflicts of interest may arise from the multi-advisory relationships of the Advisor and other Bank of America affiliates with other clients and customers. Advice given to a Fund and/or investment decisions made for a Fund by the Advisor or other Bank of America affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed funds and accounts. As a result, the performance of a Fund may differ from the performance of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates. Similarly, a position taken by Bank of America and its affiliates, including the Advisor, on behalf of other funds or accounts may be contrary to a position taken on behalf of a Fund. Moreover, Bank of America and its affiliates, including the Advisor, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which a Fund is invested. For example, a Fund may hold equity securities of a company while another advised/managed fund or account may hold debt securities of the same company. If the portfolio company were to experience financial difficulties, it might be in the best interest of the Fund for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Bank of America and its affiliates engage.

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Investment transactions made on behalf of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates also may have a negative effect on the value, price or investment strategies of a Fund. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, a Fund and causes the Fund to experience less favorable trading results than it otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Advisor and other Bank of America affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as a Fund. In this situation, the allocation of, and competition for, investment opportunities among a Fund and other funds and/or accounts advised/managed by the Advisor or other Bank of America affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Advisor has adopted policies and procedures addressing the allocation of investment opportunities among the Funds and other funds and accounts advised by the Advisor and other affiliates of Bank of America. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Sharing of Information among Advised/Managed Accounts

Bank of America and its affiliates also may possess information that could be material to the management of a Fund and may not be able to or, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Bank of America and its affiliates generally will have no obligation to share any such information with the Funds. In general, employees of Bank of America and its affiliates, including the portfolio managers of the Advisor, will make investment decisions without regard to information otherwise known by other employees of Bank of America and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Bank of America and its affiliates. For example, if the Advisor or another Bank of America affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Soft Dollar Benefits

Certain products and services, commonly referred to as “soft dollar services,” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials) that the Advisor may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Fund.

Services Provided to Other Advised/Managed Accounts

Bank of America and its affiliates also may act as an investment advisor, investment manager, administrator, transfer agent, custodian, trustee, broker/dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation the Advisor, Distributor and Transfer Agent and other Bank of America affiliates could be greater than the compensation Bank of America and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, the Advisor, Distributor and Transfer Agent and other Bank of America affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Bank of America and its affiliates may receive from other advised/managed funds and accounts and other relationships could potentially create incentives to favor other advised/managed funds and accounts over the Funds. Trades made by Bank of America and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Advisor and other Bank of America affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.

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Proxy Voting

Similarly, while the Advisor endeavors to make all proxy voting decisions with respect to the possible interests of the Funds for which it is responsible in accordance with its proxy voting policies and procedures, the Advisor’s proxy voting decisions with respect to a Fund’s portfolio securities may nonetheless favor the interests of the other advised/managed funds and accounts, and/or clients, of Bank of America and its affiliates. The Advisor has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients, including the Funds, without any resulting benefit or detriment to the Advisor and/or its affiliates, including Bank of America and its affiliates. For more information about the Advisor’s proxy voting policies and procedures, see Investment Advisory and Other Services – Proxy Voting Policies and Procedures.

Certain Trading Activities

The directors/trustees, officers and employees of Bank of America and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to a Fund. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Bank of America and its affiliates will materially adversely affect the Funds, Bank of America and its affiliates have adopted policies and procedures, and the Funds, the Board, the Advisor and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services – Codes of Ethics.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, the Fund may enter into transactions in which Bank of America and/or its affiliates may have an interest that potentially conflicts with the interests of the Funds. For example, BAS may sell securities to a Fund from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements.

Investment Limitations Arising from Bank of America Activities

Regulatory restrictions applicable to Bank of America and its affiliates may limit the Funds’ investment activities in various ways. For example, regulations regarding certain industries, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, Bank of America and its affiliates also may be restricted in the securities that can be bought or sold for the Funds and other advised/managed funds and accounts because of the investment banking, lending or other relationships Bank of America and its affiliates have with the issuers of securities. This could happen, for example, if the Funds and/or other advised/managed funds and accounts desired to buy a security issued by a company for which Bank of America or its affiliates served as underwriter. The internal policies and procedures of Bank of America and its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict the Funds’ investment activities. A client not advised by Bank of America and its affiliates would not be subject to some of these considerations. See also About the Funds’ Investments – Certain Investment Activity Limits.

Actual and Potential Conflicts of Interest Related to Bank of America and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Funds

The lending, investment banking and other relationships that Bank of America and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory requirements, a Fund may invest (a) in the securities of Bank of America and/or its affiliates and/or in companies in which Bank of America and its affiliates have a lending, investment banking, equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Fund may enhance the profitability and the business interests of Bank of America and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Advisor of information derived from the non-investment advisory/management activities of Bank of America and its affiliates because of legal and regulatory constraints

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and internal policies and procedures (such as information barriers and ethical walls) designed to implement legal and regulatory standards. Because of these limitations, Bank of America and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Advisor.

Actual and Potential Conflicts of Interest Related to Bank of America Affiliates’ Marketing and Use of the Funds as Investment Options

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may utilize the Funds as investment options. For example, the Funds may be offered as investments in connection with brokerage and other securities products offered by BAI, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as for other Columbia Funds structured as “funds of funds.” In addition, the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates. The Funds also may use the Columbia Money Market Funds for cash investment purposes. The use of the Funds in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are discussed in account documentation and other disclosure materials for the other products and services offered by Bank of America and its affiliates, where they are identified by a [Caution/Hand icon].

Bank of America and its affiliates, including the Advisor, may make payments to their affiliates in connection with the promotion and sale of the Funds’ shares, in addition to the sales-related and other compensation that these parties may receive from the Funds. As a general matter, personnel of Bank of America and its affiliates, including BAI, do not receive compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Advisor and other affiliates of Bank of America may receive for providing services to the Funds is generally based on the size of the Funds’ assets under management and those assets will grow as shares of the Funds are sold, potential conflicts of interest may be raised. See Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments for more information.

Other Services Provided

The Transfer Agent

CMS acts as Transfer Agent for each Fund’s shares and can be contacted at P.O. Box 8081, Boston, Massachusetts 02286-8081. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. Effective April 1, 2006, the Funds pay the Transfer Agent an annual transfer agency fee of $17.00 per account, payable monthly. In addition, the Funds may pay the Transfer Agent for the fees and expenses the Transfer Agent pays to third party dealer firms that maintain omnibus accounts with the Funds, subject to a cap equal to 0.11% of a Fund’s net assets represented by the account. The Funds also pay certain reimbursable out-of-pocket expenses to the Transfer Agent, and the Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and sell orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. For the period November 1, 2005 to March 31, 2006, the Funds paid the Transfer Agent an annual fee of $15.23 per account, payable monthly.

The Transfer Agent retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Funds’ sub-transfer agent. BFDS/DST assists the Transfer Agent in carrying out its duties.

The Custodian

State Street, which is located at Two Avenue de Lafayette, LCC/4S, Boston, Massachusetts 02111 acts as the Funds’ Custodian. As Custodian, State Street is responsible for safeguarding the Funds’ cash and securities, receiving and delivering securities and collecting the Funds’ interest and dividends.

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The Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, which is located at 125 High Street, Boston, MA 02110, is the Funds’ independent registered public accounting firm. The Funds issue unaudited financial statements semi-annually and audited financial statements annually. The annual financial statements for the Funds’ fiscal year ended March 31, 2007 have been audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Funds’ books and review its tax returns for the fiscal year ended March 31, 2008.

Counsel

Morrison & Foerster LLP serves as legal counsel to the Trust. Its address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.

Rule 12b-1 Plans

The Trust has adopted a Rule 12b-1, or distribution plan, for the Class A Shares, Class B Shares, Class C Shares of the Funds. See Capital Stock and Other Securities for more information.

With respect to a Fund’s Class A Shares, the Trust has adopted a combined distribution and shareholder servicing plan. The Class A Distribution and Shareholder Servicing Plan and the Class A Distribution Plan provide that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide or to Servicing Agents for shareholder services they may provide, up to 0.25% (on an annualized basis) of the average daily net asset value of the Funds.

With respect to a Fund’s Class B Shares, the Trust has adopted a distribution plan. The Class B Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class B Shares of the Funds.

With respect to a Fund’s Class C Shares, the Trust has adopted a distribution plan. The Class C Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class C Shares of the Funds.

Payments under the Class A Distribution and Servicing Plan, the Class A Distribution Plan, the Class B Distribution Plan and the Class C Distribution Plan generally may be made with respect to the following: (i) preparation, printing and distribution of prospectuses, sales literature and advertising materials; (ii) commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iii) overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iv) opportunity costs relating to the foregoing (which may be calculated as a carrying charge on the Distributor’s or Selling Agents’ unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and (v) any other costs and expenses relating to distribution or sales support activities.

All of the Distribution Plans may be terminated with respect to their respective shares by vote of a majority of the Trustees, including a majority of the Independent Board Members, or by vote of a majority of the holders of the outstanding voting securities of the appropriate share class. Any change in a Rule 12b-1 Plan that would increase materially the distribution expenses paid by the appropriate share class requires shareholder approval.

Expenses incurred by the Distributor pursuant to a Distribution Plan in any given year may exceed the sum of the fees received under the Distribution Plan. Any such excess may be recovered by the Distributor in future years so long as the Distribution Plan is in effect. If the Distribution Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund. There were no unreimbursed expenses incurred under any of the Distribution Plans in the previous fiscal year to be carried over to the current fiscal year.

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The Funds participate in joint distribution activities with other Funds in the Columbia Funds Family. The fees paid under each Distribution Plan adopted by a Fund may be used to finance the distribution of the shares of other Funds in the Columbia Funds Family. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

During the most recently completed fiscal year, the Distributor received distribution and service fees from the Funds for its services as reflected in the following chart. The Trust is not aware as to what amount, if any, of the Rule 12b-1 fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel or interest, carrying or other financing charges.

Rule 12b-1 Fees Paid by the Funds for the Fiscal Year Ended March 31, 2007

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Corporate Bond Portfolio
Amount Paid	$	$	$	$
Amount Waive/Reimbursed	$	$	$	$
Mortgage- and Asset-Backed Portfolio
Amount Paid	$	$	$	$
Amount Waive/Reimbursed	$	$	$	$
Short Term Bond Fund
Amount Paid	$	$	$	$
Amount Waive/Reimbursed	$	$	$	$
Total Return Bond Fund
Amount Paid	$	$	$	$
Amount Waive/Reimbursed	$	$	$	$
Short Term Municipal Bond Fund
Amount Paid	$	$	$	$
Amount Waive/Reimbursed	$	$	$	$

Expense Limitations

CMA (or its predecessor) and/or CMD has committed to: (i) waive investment advisory fees and/or administration fees payable to it; and (ii) limit certain Fund level expenses to the extent necessary to maintain the expense ratios (through fee waivers or expense reimbursements) reflected in the schedules below.

Fund Level Expense Commitment* - Period from [ ] to [ ]

Fund

Codes of Ethics

The Funds, the Advisor and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j-1. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be bought or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room and may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at http://www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

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Proxy Voting Policies and Procedures

The Funds have delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Funds. In deciding to delegate this responsibility to the Advisor, the Board reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Funds and their shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor’s policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Funds and their shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer’s securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Funds. The Advisor determines the best interest of a Fund in light of the potential economic return on the Fund’s investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor’s Proxy Committee determines the vote in the best interest of the Funds, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor’s Proxy Committee is composed of representatives of the Advisor’s equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor’s proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer’s securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client’s investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Glass-Lewis & Co., a third party vendor, to implement its proxy voting process. Glass-Lewis & Co. provides proxy analysis, record keeping services and vote disclosure services.

Information regarding how the Funds (except certain Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (1) through the Funds’ website at www.columbiafunds.com; and (2) on the SEC’s website at www.sec.gov. For a copy of the Advisor’s policies and procedures that are used to determine how to vote proxies relating to portfolio securities held by the Funds, see Appendix B to this SAI.

Expenses Paid by Third Parties

The Distributor and the Administrator furnish, without additional cost to the Trust, the services of certain officers of the Trust and such other personnel (other than the personnel of the Advisor or the investment sub-advisor(s), if any) as are required for the proper conduct of the Trust’s affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Trust’s shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Distribution Plans of each Fund, sales-related expenses incurred by the Distributor may be reimbursed by the Trust.

The Trust pays or causes to be paid all other expenses of the Trust, including, without limitation: the fees of the Advisor, the Distributor and the Administrator; the charges and expenses of any registrar, any custodian or depository

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appointed by the Trust for the safekeeping of its cash, Fund securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Trust; brokerage commissions chargeable to the Trust in connection with Fund securities transactions to which the Trust is a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Trust to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Trust and its Funds’ shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of typesetting prospectuses and statements of additional information of the Trust (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Trust’s shareholders; all expenses of shareholders’ and Trustee meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Trust’s shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relating to the Trust; membership dues of industry associations; interest payable on Trust borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Trust which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Trust’s operation unless otherwise explicitly assumed by the Advisor) or the Administrator.

Expenses of the Trust which are not attributable to the operations of any class of shares or Fund are pro-rated among all classes of shares or Fund based upon the relative net assets of each class or Fund. Expenses which are not directly attributable to a specific class of shares but are attributable to a specific Fund are prorated among all the classes of shares of such Fund based upon the relative net assets of each such class of shares. Expenses which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

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FUND GOVERNANCE

The Board

Responsibilities

The Board oversees the Trust and the Funds. The Trustees are charged with the fiduciary duty of protecting shareholders’ interests when supervising and overseeing the management and operations of the Trust and have the responsibility of assuring that the Trust’s Funds are managed in the best interests of shareholders. The following table provides basic information about the Trustees as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected to a Board in the Columbia Funds Complex	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee
Edward J. Boudreau, Jr. (Born 1944) Trustee	Indefinite term; Trustee since January 2005	Managing Director – E.J. Boudreau & Associates (consulting), through current	79	None

William P. Carmichael (Born 1943) Trustee and Chairman of the Board	Indefinite term; Trustee since 1999	Retired	79	Director – Cobra Electronics Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942) Trustee	Indefinite term; Trustee since January 2005	President, Retail Banking – IndyMac Bancorp, Inc., from September 1999 to August 2003; Retired	79	None

R. Glenn Hilliard (Born 1943) Trustee	Indefinite term; Trustee since January 2005	Chairman and Chief Executive Officer – Hilliard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer – ING Americas, from 1999 to April 2003; and Non-Executive Director & Chairman – Conseco, Inc. (insurance), from September 2004 through current	79	Director – Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

Minor M. Shaw (Born 1947) Trustee	Indefinite term; Trustee since 2003	President – Micco Corporation and Mickel Investment Group	79	Board Member – Piedmont Natural Gas

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Standing Committees

The Trust has three standing committees, including the Audit Committee, the Governance Committee and the Investment Committee.

The function of the Audit Committee is oversight. Management (which generally means the appropriate officers of a Company, and a Fund’s investment advisor(s), administrator(s) and other key service providers (other than the independent public accountant)) is primarily responsible for the preparation the financial statements of each Fund, and the independent public accountants are responsible for auditing those financial statements. Management also is responsible for maintaining appropriate systems for accounting and “internal controls over financial reporting” (as such term is defined in Rule 30a-3 under the 1940 Act), and the independent public accountants are primarily responsible for considering such internal controls over financial reporting in connection with their financial statement audits. While each Audit Committee has the duties and powers set forth in the Audit Committee charter, each Audit Committee is not responsible for planning or conducting any Fund audit or for determining whether a Fund’s financial statements are complete and accurate and are in accordance with generally accepted accounting principles.

The Audit Committee has, among other things, specific power and responsibility to: (i) oversee its Funds’ accounting and financial reporting processes and practices, its internal controls over financial reporting and, as appropriate, the internal controls over financial reporting of key service providers; (ii) approve, and recommend to the full Board for its approval in accordance with applicable law, the selection and appointment of an independent auditor for each Fund prior to the engagement of such independent auditor; (iii) pre-approve all audit and non-audit services provided to each Fund by its independent auditor, directly or by establishing pre-approval policies and procedures pursuant to which such services may be rendered, provided however, that the policies and procedures are detailed as to the particular service and the Audit Committee is informed of each service, and such policies do not include the delegation to management of the Audit Committee’s responsibilities under the 1934 Act or applicable rules or listing requirements; and (iv) pre-approve all non-audit services provided by a Fund’s independent auditor to the Fund’s investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund. Each Trustee is a member of the Audit Committee. The Audit Committee members are all not “interested” persons (as defined in the 1940 Act). The Audit Committee met on [            ] occasions during the last fiscal year.

The primary responsibilities of the Governance Committee include, as set forth in its charter: (i) nominating Independent Trustees; (ii) addressing matters relating to compensation of Trustees who are not current directors, officers or employees of a Fund’s investment advisor or sub-advisor or any control affiliate thereof, including deferred compensation and retirement policies; and (iii) evaluating each Board and its committee structure as often as it deems necessary or desirable to determine whether each is functioning effectively. Each Governance Committee shall determine the nature of the evaluation and its role therein in its sole discretion. Each Trustee is a member of the Governance Committee. The Governance Committee met on [            ] occasions during the last fiscal year.

The primary responsibilities of the Investment Committee are, as set forth in its charter, to assist the Board in carrying out its oversight responsibilities in specific areas of investment management, both by acting as liaison between the full Board and the Advisor on investment matters, and by acting on behalf of the Board, on an interim basis, on investment issues in non-recurring or extraordinary circumstances when it is impractical to convene a meeting of the full Board. In carrying out these general responsibilities, the Investment Committee assists the Board in connection with issues relating to: the investment policies and procedures adopted for the Funds; appropriate performance benchmarks and other comparative issues; portfolio management staffing and other personnel issues of the Advisor; investment related compliance issues; possible exemptive applications or other relief necessary or appropriate with respect to investment matters; and other investment related matters referred from time to time to the Committee by the full Board. The Committee reports its activities to the full Board on a regular basis and is responsible for making such recommendations with respect to the matters described above and other matters as the Committee may deem necessary or appropriate. Each Trustee is a member of the Investment Committee. The Investment Committee met on [            ] occasions during the last fiscal year.

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Compensation

Trustees are compensated for their services to the Columbia Funds Family on a complex-wide basis, and not on a per registered investment company or per Fund basis, as shown in the table below.

Independent Trustee Compensation for the Fiscal Year Ended March 31, 2007

Name of Trustee	Aggregate Compensation from the Trust (a)	Total Compensation from the Columbia Funds Complex Paid to Independent Trustees (b),(c)
Edward J. Boudreau, Jr.
William P. Carmichael
Minor M. Shaw
R. Glenn Hilliard
William A. Hawkins

(a)	All Trustees receive reasonable reimbursements for expenses related to their attendance at meetings of the Board, which [is/is not] included in the amounts shown.
(b)	The Trustees received compensation from [ ] investment companies that are deemed to be part of the Columbia Funds Complex: the Trust, [ ].
(c)	Total compensation amounts include deferred compensation payable to or accrued to the following Trustees:

Columbia Funds Deferred Compensation Plan

Under the terms of the Columbia Funds Deferred Compensation Plan for Eligible Trustees (the Deferred Compensation Plan), each Trustee may elect, on an annual basis, to defer all or any portion of the annual Board fees (including the annual retainer and all attendance fees) payable to the Trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring Trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Funds. Distributions from the deferring Trustees’ deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten years beginning on the first day of the first calendar quarter following the later of the quarter in which the Trustee attains age 65 or the quarter in which the Trustee terminates service as Trustee of the Funds. The Board, in its sole discretion, may accelerate or extend such payments after a Trustee’s termination of service. If a deferring Trustee dies prior to the commencement of the distribution of amounts in his/her deferral account, the balance of the deferral account will be distributed to his/her designated beneficiary in a lump sum as soon as practicable after the Trustee’s death. If a deferring Trustee dies after the commencement of such distribution, but prior to the complete distribution of his/her deferral account, the balance of the amounts credited to his/her deferral account will be distributed to his/her designated beneficiary over the remaining period during which such amounts were distributable to the Trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way and deferring Trustees have the status of unsecured creditors of the Trust.

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Beneficial Equity Ownership

As of the date of this SAI, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of each class of shares of each Fund. The table below shows for each Trustee the amount of Fund equity securities beneficially owned by the Trustee and the aggregate value of all investments in equity securities of the Columbia Funds Family, stated as one of the following ranges:
A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2006

Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family
Edward J. Boudreau, Jr.
William P. Carmichael
Minor M. Shaw
R. Glenn Hilliard
William A. Hawkins

The Officers

The following table provides basic information about the Officers of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Officer is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02110.

Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Christopher L. Wilson (Born 1957) One Financial Center Boston, MA 02110	President and Chief Executive Officer	2004	President – Columbia Funds, since October 2004; Managing Director – Columbia Management Advisors, LLC, since September 2004; Senior Vice President – Columbia Management Distributors, Inc., since January 2005; Director – Columbia Management Services, Inc., since January 2005; Director – Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director – FIM Funding, Inc., since January 2005; President and Chief Executive Officer – CDC IXIS AM Services, Inc. (asset management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America-affiliated entities, including other registered and unregistered funds

James R. Bordewick, Jr. (Born 1959) One Financial Center Boston, MA 02110	Senior Vice President, Secretary and Chief Legal Officer	2006	Associate General Counsel, Bank of America, since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management prior to April 2005

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Officer Biographical Information
Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
J. Kevin Connaughton (Born 1964) One Financial Center Boston, MA 02110	Senior Vice President, Chief Financial Officer and Treasurer	2004	Vice President – Columbia Management Advisors, Inc., since April 2003; President – Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer – Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004 – Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds

Linda J. Wondrack (Born 1964) 100 Federal Street Boston, MA 02110	Senior Vice President and Chief Compliance Officer	2007	Director of the Advisor and Bank of America Investment Product Group Compliance since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management from August 2004 to May 2005; Managing Director, Deutsche Asset Management prior to August 2004

Michael G. Clarke (Born 1969) One Financial Center Boston, MA 02110	Chief Accounting Officer and Assistant Treasurer	2004	Director of Fund Administration since January 2006; Managing Director of the Advisor from September 2004 to December 2005; Vice President of Fund Administration from June 2002 to September 2004; Vice President of Product Strategy and Development prior to September 2004

Stephen T. Welsh (Born 1957) One Financial Center Boston, MA 02110	Vice President	2004	President – Columbia Management Services, Inc. since July 2004; Senior Vice President and Controller – Columbia Management Services, Inc. prior to July 2004

Barry S. Vallan (Born 1969) One Financial Center Boston, MA 02110	Controller	2006	Vice President – Fund Treasury of the Advisor since October 2004: Vice President – Trustee Reporting from April 2002 to October 2004; Management Consultant, PwC (independent registered accounting firm) prior to 2002

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BROKERAGE ALLOCATION AND OTHER PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

Subject to policies established by the Board, the Advisor (or the investment sub-advisor(s) who make the day-to-day decisions for a Fund, as applicable) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of a Fund’s securities transactions, and for the allocation of brokerage in connection with such transactions. The Advisor’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities generally are traded on a “net” basis with dealers acting as principal for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are bought at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be bought directly from an issuer, in which case no commissions or discounts are paid.

The Funds are affiliated with the NYSE specialist firm Fleet Specialist, Inc. In order to ensure that markets are fair, orderly and competitive, NYSE specialist firms are responsible for maintaining a liquid and continuous two-sided auction market by acting as both an agent and a principal. Specialists are entrusted to hold the interest of customer orders above the specialist’s own interest and will buy and sell securities as principal when such transactions are necessary to minimize imbalances between supply and demand. Fleet Specialist, Inc. may make a market in certain securities held by the Funds.

In placing orders for portfolio securities of a Fund, the Advisor gives primary consideration to obtaining the most favorable price and efficient execution. This means that the Advisor will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Advisor will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instant and other transactions, and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Advisor’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Advisor and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services also may include the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

The outside research is useful to the Advisor since, in certain instances, the broker/dealers utilized by the Advisor may follow a different universe of securities issuers and other matters than the Advisor’s staff can follow. In addition, this research provides the Advisor with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Advisor. Research services that are provided to the Advisor by broker/dealers are available for the benefit of all accounts managed or advised by the Advisor. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Advisor is of the opinion that because the broker/dealer research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that the Advisor would have bought any such research services had such services not been provided by broker/dealers, the expenses of such services to the Advisor could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the Advisor with clients other than the Funds. Similarly, any research services received by the Advisor through the placement of transactions of other clients may be of value to the Advisor in fulfilling its obligations to the Funds. The Advisor is of the opinion that this material is beneficial in

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supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Advisor’s investment advice. The advisory fees paid by the Trust are not reduced because the Advisor receives such services.

Under Section 28(e) of the 1934 Act, the Advisor shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Advisor must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Advisor’s clients, including the Funds.

Commission rates are established pursuant to negotiations with broker/dealers based on the quality and quantity of execution services provided by broker/dealers in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions that generally are fixed. Transactions in both foreign and domestic over-the-counter markets generally are principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Advisor, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain instances there may be securities that are suitable for more than one Fund as well as for one or more of the other clients of the Advisor. Investment decisions for each Fund and for the Advisor’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are engaged simultaneously in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction that may affect a Fund.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund’s interests.

The Trust will not execute portfolio transactions through, or buy or sell portfolio securities from or to, the Distributor, the Advisor, the Administrator, or their affiliates, acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Advisor is authorized to allocate buy and sell orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions that are affiliated with Bank of America. To the extent that a Fund executes any securities trades with an affiliate of Bank of America, the Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that the Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (a) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker/dealer; (b) the affiliated broker/dealer charged the Fund commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker/dealer in question; and (c) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

Certain affiliates of Bank of America, such as its subsidiary banks, may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds

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bought by certain of the Funds. Bank of America or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, the Funds may buy securities from a member of an underwriting syndicate in which an affiliate of Bank of America is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to the Rule.

Particularly given the breadth of the Advisor’s investment management activities, investment decisions for each Fund are not always made independently from those for the other Funds, or other investment companies and accounts advised or managed by the Advisor. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Funds and another investment portfolio, investment company, or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to each Fund and such other investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or bought for the Funds with those to be sold or bought for other investment portfolios, investment companies, or accounts in executing transactions.

See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following tables describe the types and amounts of brokerage commissions paid by the Funds during their three most recently completed fiscal years. In certain instances the Funds may pay brokerage commissions to broker/dealers that are affiliates of Bank of America. As indicated above, all such transactions involving the payment of brokerage commissions are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Funds
Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Corporate Bond Portfolio
Mortgage- and Asset-Backed Portfolio
Short Term Bond Fund
Total Return Bond Fund
Short Term Municipal Bond Fund

The Funds have paid brokerage commissions to the indicated affiliated broker/dealers for the fiscal year ended March 31, 2007 as shown in the table below.

Brokerage Commissions Paid by the Funds to Affiliated Broker/Dealers as of March 31, 2007
Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission	Percentage of Aggregate Brokerage Commissions Paid to Broker/Dealer	Percentage of Aggregate Brokerage Transactions Effected through Broker/Dealer
Corporate Bond Portfolio
Mortgage- and Asset-Backed Portfolio
Short Term Bond Fund

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Brokerage Commissions Paid by the Funds to Affiliated Broker/Dealers as of March 31, 2007
Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission	Percentage of Aggregate Brokerage Commissions Paid to Broker/Dealer	Percentage of Aggregate Brokerage Transactions Effected through Broker/Dealer
Total Return Bond Fund
Short Term Municipal Bond Fund

The Funds have paid brokerage commissions to the indicated affiliated broker/dealers for the fiscal year ended March 31, 2006 as shown in the table below.

Brokerage Commissions Paid by the Funds to Affiliated Broker/Dealers as of March 31, 2006
Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission
Corporate Bond Portfolio
Mortgage- and Asset-Backed Portfolio
Short Term Bond Fund
Total Return Bond Fund
Short Term Municipal Bond Fund

The following Funds have paid brokerage commissions to the indicated affiliated broker/dealers for the fiscal year ended March 31, 2005 as shown in the table below.

Brokerage Commissions Paid by the Funds to Affiliated Broker/Dealers as of March 31, 2005
Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission
Corporate Bond Portfolio
Mortgage- and Asset-Backed Portfolio
Short Term Bond Fund
Total Return Bond Fund
Short Term Municipal Bond Fund

Directed Brokerage

A Fund or the Advisor, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Fund’s brokerage transactions to a broker/dealer because of the research services it provides the Fund or the Advisor.

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During the fiscal year ended March 31, 2007, no Fund directed brokerage transactions.

Securities of Regular Broker/Dealers

In certain cases, the Funds, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Advisor uses to transact brokerage for the Columbia Funds Family.

As of March 31, 2007, the Funds owned securities of its “regular brokers or dealers” or their parents, as defined in Rule 10b-1 of the 1940 Act, as shown in the table below.

Investments in Securities of Regular Broker/Dealers as of March 31, 2007
Fund	Broker/Dealer	Dollar Amount of Securities Held
Corporate Bond Portfolio
Mortgage- and Asset-Backed Portfolio
Short Term Bond Fund
Total Return Bond Fund
Short Term Municipal Bond Fund

Additional Shareholder Servicing Payments

The Funds, along with the Transfer Agent and/or the Distributor may pay significant amounts to financial intermediaries (as defined below), including other Bank of America affiliates, for providing the types of services that would typically be provided directly by a Fund’s transfer agent. The level of payments made to financial intermediaries may vary. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Fund through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support (additional shareholder services). These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the total Fund assets in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of total Fund assets in the program on an annual basis for those classes of shares that do not pay service fees pursuant to a Rule 12b-1 Plan. As of September 1, 2005, the Board has authorized the Funds to pay up to 0.11% of this amount. Such payments will be made by a Fund to the Transfer Agent who will in turn make payments to the financial intermediary for the provision of such additional shareholder services. The Fund’s Transfer Agent, Distributor or their affiliates will pay, from their own resources, amounts in excess of the amount paid by the Fund to financial intermediaries in connection with the provision of these additional shareholder services and other services (See Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments for more information including a list of the financial intermediaries, as of the date of this SAI, receiving such payments).

For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Funds also may make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

Additional Financial Intermediary Payments

Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described below under Brokerage Allocation and

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Other Practices – Shareholder Servicing Payments. For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Distributor and other Bank of America affiliates may pay additional compensation to selected financial intermediaries, including other Bank of America affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary also may receive payments described above in Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, the Distributor and other Bank of America affiliates may consider a number of factors, including, without limitation, asset mix and length or relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as described more fully below), and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

These additional payments by the Distributor and other Bank of America affiliates are made pursuant to agreements between the Distributor and other Bank of America affiliates and financial intermediaries and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales, or the distribution (Rule 12b-1) fees and expenses paid by the Fund as shown under the heading Fees and Expenses in the Fund’s prospectus.

Marketing Support Payments

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying a Fund as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing, and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

While the financial arrangements may vary for each financial intermediary, the marketing support payments to each financial intermediary generally are expected to be between 0.05% and 0.35% (between 0.03% and 0.12% in the case of the Money Market Funds) on an annual basis for payments based on average net assets of the Columbia Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds (other than the Money Market Funds) attributable to the financial intermediary. The Distributor and other Bank of America affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make marketing support payments to the financial intermediaries or their affiliates shown below.

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Recipients of Marketing Support Payments from the Distributor and/or other Bank of America affiliates
• G. Edwards & Sons, Inc.	• Linsco/Private Ledger Corp. (LPL)
• AIG Advisor Group	• Mellon Financial Markets, LLC
• Ameriprise Financial Services, Inc.	• Merrill Lynch, Pierce, Fenner & Smith Incorporated
• AXA Advisors, LLC	• Money Market One
• Banc of America Securities LLC	• Morgan Stanley & Co. Incorporated
• Banc of America Securities Limited	• National Financial Services LLC
• Bank of America, N.A.	• New York State Deferred Compensation Board
• Bank of New York	• Pershing LLC
• Bear Stearns Securities Corporation	• PNC Bank, N.A.
• BMO Nesbitt Burns	• Raymond James & Associates, Inc.
• Brown Brothers Harriman & Co.	• Raymond James Financial Services, Inc.
• Chicago Mercantile Exchange	• Security Benefit Life Insurance Company
• Citicorp Investment Services	• SEI Investments Inc.
• Citigroup Global Markets Inc.	• SVB Securities
• Commonwealth Financial Network	• Silicon Valley Bank
• Custodial Trust Company	• Summit Bank
• FAS Corp.	• Sungard Institutional Brokerage Inc.
• Fidelity Brokerage Services, Inc.	• Sun Life Assurance Company of Canada
• FinancialOxygen, Inc.	• TIAA-CREF Life Insurance Company
• Genworth Financial, Inc.	• Transamerica Corporation
• Goldman, Sachs & Co.	• UBS Financial Services Inc.
• Harris Corp.	• US Bank National Association
• Huntington Capital Corp.	• Wachovia Securities LLC
• Independent Financial Markets Group, Inc.	• Webster Investment Services, Inc.
• ING Group	• Wells Fargo Management LLC
• J.J.B. Hilliard, W.L. Lyons, Inc.	• Wells Fargo Corporate Trust Services
• Lincoln Financial Advisors Corp.

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Shareholder Servicing Payments

The Distributor and other Bank of America affiliates may also make payments to certain financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for a variety of services they provide to such programs. These amounts are in addition to amounts that may be paid on behalf of the Funds (see Brokerage Allocation and Other Practices – Additional Shareholder Servicing Payments) and may be in addition to the marketing support payments paid by the Distributor described above. A financial intermediary may perform program services itself or may arrange with a third party to perform program services. These shareholder services may include sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. Payments by the Distributor and other Bank of America affiliates for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the total Fund assets in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of total Fund assets in the program on an annual basis for those classes of shares that do not pay service fees pursuant to a Rule 12b-1 Plan. In addition, the Distributor and other Bank of America affiliates may make lump sum payments to selected financial intermediaries receiving shareholder servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Funds on the financial intermediary’s system or other similar services.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make shareholder servicing payments to the financial intermediaries or their affiliates shown below.

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Recipients of Shareholder Servicing Payments from the Distributor and/or other Bank of America affiliates

•     ABR Retirement Plan Services, Inc.

•     ACS HR Solutions LLC

•     ADP Retirement Services

•     American Century Investments

•     Ameriprise Financial Services, Inc.

•     AMG Service Corp.

•     AST Trust Company

•     Benefit Plan Administrators

•     Bisys Retirement Services

•     Ceridian Retirement Plan Services

•     Charles Schwab & Co.

•     Citigroup Global Markets Inc.

•     CitiStreet LLC

•     City National Bank

•     CNA Trust Corporation

•     Compensation & Capital Administrative Services, Inc.

•     CompuSys Erisa Group of Companies

•     Crown Point Trust Company

•     Daily Access Concepts, Inc.

•     Digital Retirement Solutions

•     Edgewood Services, Inc.

•     E*Trade Group, Inc.

•     ExpertPlan

•     Fidelity Investments Institutional Operations Co.

•     Fiserv Trust Company

•     Great West Life & Annuity Co.

•     GWFS Equities, Inc.

•     Hartford Life Insurance Company

•     Hewitt Associates LLC

•     Invesmart, Inc.

•     John Hancock Life Insurance Company (USA)

•     John Hancock Life Insurance Company of New York

•     JP Morgan Retirement Plan Services LLC

•     Lincoln Financial Group

•     Linsco/Private Ledger Corp.

•     M&T Securities, Inc.

•     Marquette Trust Company

•     Massachusetts Mutual Life Insurance Company

•     Matrix Settlement & Clearance Services

•     Mercer HR Services, LLC

•     Merrill Lynch, Pierce, Fenner & Smith Incorporated

•     Mid Atlantic Capital Corporation

•     National Deferred Compensation, Inc.

•     National Investor Services Corp.

•     Nationwide Investment Services

•     New York State Deferred Compensation, Inc.

•     NYLife Distributors LLC

•     PNC Advisors

•     Princeton Retirement Group

•     RBC Dain Rauscher Inc.

•     Robert W. Baird & Co., Inc.

•     Stanton Trust

•     Strong Funds Distributors, Inc.

•     Sungard Investment Products, Inc.

•     The 401k Company

•     T. Rowe Price Group, Inc.

•     The Gem Group, L.P.

•     The Principal Financial Group

•     The Vanguard Group, Inc.

•     Unified Trust Company, N.A.

•     Wachovia Securities, LLC

•     Wells Fargo Bank, N.A.

•     Wells Fargo Funds Management, LLC

•     Wespac Plan Services, Inc.

•     Wilmington Trust Corporation

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments

From time to time, the Distributor, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of a Fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the NASD. Such compensation provided by the Distributor may include financial assistance to financial intermediaries that enable the Distributor to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment, and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides

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regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest for more information.

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CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Funds offer shares in the classes shown in the table below. Subject to certain limited exceptions discussed in a Fund’s prospectus(es), a Fund may no longer be accepting new investments from current shareholders or prospective investors. The Trust, however, may at any time and without notice, offer any of these classes to the general public for investment.

The Trust’s Amended and Restated Declaration of Trust (Declaration of Trust) permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts, because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Share Classes Offered by the Funds
Fund	Shares	Class A Shares	Class B Shares	Class C Shares	Class Z Shares
Corporate Bond Portfolio	✓
Mortgage- and Asset-Backed Portfolio	✓
Short Term Bond Fund		✓	✓	✓	✓
Total Return Bond Fund		✓	✓	✓	✓
Short Term Municipal Bond Fund		✓	✓	✓	✓

Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of a Fund’s shares, other than the possible future termination of the Fund. The Fund may be terminated by reorganization into another mutual fund or by liquidation and distribution of its assets. Unless terminated by reorganization or liquidation, the Fund will continue indefinitely.

Shareholder Liability

The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Fund will not be personally liable for payment of the Fund’s debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

Dividend Rights

The shareholders of a Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of such Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

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Voting Rights and Shareholder Meetings

Shareholders have the power to vote only as expressly granted under the 1940 Act or under Delaware statutory trust law. Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements and principal underwriting agreements; (iii) approve a change in subclassification of a Fund; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant.

With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund is required by law or where the matter involved only affects one Fund. For example, a change in the Fund’s fundamental investment policy affects only one Fund and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an Investment Advisory Agreement or Investment Sub-Advisory Agreement, since it only affects one Fund, is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Funds. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or a Fund, shareholders of the Fund are entitled to receive the assets attributable to the relevant class of shares of the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Conversion Rights

Shareholders have the right, which is subject to change by the Board, to convert or “exchange” shares of one class for another. Such right is outlined and subject to certain conditions set forth in the Funds’ prospectuses.

Redemptions

Each Fund’s dividend, distribution and redemption policies can be found in its prospectus under the headings Buying, Selling and Exchanging Shares and Distributions and Taxes. However, the Board may suspend the right of shareholders to sell shares when permitted or required to do so by law, or compel sales of shares in certain cases.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessment

All Fund shares are issued in uncertificated form only, and when issued will be fully paid and non-assessable by the Trust.

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PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase, Redemption and Exchange

An investor may buy, sell and exchange shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds’ prospectuses. The following information supplements that which can be found in the Funds’ prospectuses.

Purchases and Redemptions

The Funds have authorized one or more broker/dealers to accept buy and sell orders on the Funds’ behalf. These broker/dealers are authorized to designate other intermediaries to accept buy and sell orders on the Funds’ behalf. A Fund will be deemed to have received a buy or sell order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, accepts the order. Customer orders will be priced at the Fund’s net asset value next computed after they are accepted by an authorized broker/dealer or the broker’s authorized designee.

The Trust also may make payment for sales in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; (d) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Front-End Sales Charge Waivers

The investors listed below can buy Class A shares without paying a front-end sales charge.

•	Employees of Bank of America (and its predecessors), its affiliates and subsidiaries.

•	Trustees of funds advised or administered by the Advisor.

•	Directors, officers and employees of the Advisor, the Distributor, or its successors, any investment sub-advisor and companies affiliated with the Advisor.

•	Registered representatives and employees of selling and servicing agents (including their affiliates) that are parties to dealer agreements or other sales arrangements with the Distributor.

•	Broker/dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes.

•	Employees or partners of any contractual service provider to the Columbia Funds.

•	Families of the parties listed above and their beneficial accounts. Family members include: spouses, parents, stepparents, legal guardians, children, stepchildren, father-in-laws and mother-in-laws.

•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only.

•	Banks, trust companies and thrift institutions, acting as fiduciaries.

•

Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may buy Class A shares of any Fund without paying a front-end sales charge in those cases where a Columbia Fund Class Z share is not available.

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•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

•

Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be bought at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with the Distributor pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

•	Certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

•

Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain Columbia Funds may also be bought at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with the Distributor pursuant to which the Columbia Funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

•

Investors investing all or a portion of the proceeds received in connection with the liquidation of Colonial Insured Municipal Fund may purchase Class A shares with such proceeds without paying a front-end sales charge, provided that the proceeds are invested in Class A shares of the funds within 90 days of May 25, 2007, the record date for the liquidating distribution (i.e., by August 23, 2007). To purchase Class A shares of the funds without a front-end load, investors must notify the Fund’s transfer agent, Columbia Management Services, Inc., at or prior to the time of purchase, that such purchase of Class A shares of the funds represents all or a portion of the investor’s proceeds received from the liquidation of Colonial Insured Municipal Fund.

•

At the Fund’s discretion, front-end sales charges may be waived to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Columbia Funds are a party.

Investors can also buy Class A shares without paying a sales charge if they buy the shares within 365 days of selling Class A shares of the same Fund. This is called the reinstatement privilege and allows investors to invest up to the amount of the sale proceeds. The reinstatement privilege does not apply to any shares bought through a previous reinstatement. The Transfer Agent, the Distributor or their agents must receive written reinstatement requests within 365 days after shares are sold.

Contingent Deferred Sales Charges (Class A, Class B and Class C Shares)

Shareholders won’t pay a CDSC on the following transactions:

Death: CDSCs may be waived on sales following the death of: (1) the sole shareholder on an individual account; (2) a joint tenant where the surviving joint tenant is the deceased’s spouse; or (3) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfer to Minors Act (UTMA) or other custodial account.

If the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any sale from the estate account. If the account is transferred to a new registration and then a sale n is requested, the applicable CDSC will be charged.

Systematic Withdrawal Plan (SWP): CDSCs may be waived on sales occurring pursuant to a monthly, quarterly or semi-annual SWP established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value at the time that the SWP is established. Otherwise a CDSC will be charged on SWP sales until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested.

Disability: CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant spousal account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (1) the disability must arise after the purchase of shares; (2) the disabled shareholder must have been under the age

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of 65 at the time of the initial determination of disability; and (3) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.

Death of a trustee: CDSCs may be waived on sales occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where: (1) the grantor of the trust is the sole trustee and the sole life beneficiary, and (2) death occurs following the purchase, and (3) the trust document provides for the dissolution of the trust upon the trustee’s death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent sale.

Health savings accounts: CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.

Returns of excess contributions: CDSCs may be waived on sales required to return excess contributions made to retirement plans or individual retirement accounts, so long as the financial intermediary agrees to return the applicable portion of any commission paid by the Distributor.

Qualified retirement plans: CDSCs may be waived on shares sold by employee benefit plans created according to Section 403(b) of the Code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the Code. To qualify for the waiver, the plan must be a participant in an alliance program that has signed an agreement with Columbia Funds or the Distributor.

Return of commission: CDSCs may be waived on shares sold by intermediaries that are part of the Nations Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

Non-U.S. investors: CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-US investors.

IRS Section 401 and 457: CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under Section 401 or 457 of the Code.

Medical payments: CDSC may be waived on shares sold for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

Shares liquidated by transfer agent: CDSC may be waived for shares sold under the Distributor’s right to liquidate a shareholder’s account, including but not limited to, instances where the aggregate net asset value of Class A, Class B or Class C shares held in the account is less than the minimum account size.

Plans of reorganization: At the Funds’ discretion, CDSC may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

A CDSC may be waived on the sale of Class C shares sold by a non-profit organization qualified under Section 501(c)(3) of the Code in connection with the Banc of America Capital Management Charitable Giving Program.

Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer

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an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

Offering Price

The share price of each Fund is based on the Fund’s net asset value per share, which is calculated for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. unless the NYSE closes earlier) on each day a Fund is open for business, unless a Board determines otherwise.

The value of a Fund’s portfolio securities for which a market quotation is available is determined in accordance with the Trust’s valuation procedures. In general terms, the valuation procedures provide that domestic exchange traded securities (other than NASDAQ listed equity securities) generally will be valued at their last traded sale prices as reported on the principal exchange where those securities are traded. If no sales of those securities are reported on a particular day on the principal exchange, the securities generally will be valued at the mean between the latest bid and asked prices as reported on the principal exchange where those securities are traded. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Securities traded primarily on NASDAQ will generally be valued at the NASDAQ Official Closing Price (NOCP) (which is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to NASDAQ’s best bid price if the last trade price is below such bid price and down to NASDAQ’s best ask price if the last trade price is above such ask price). If no NOCP is available, the security will generally be valued at the last sale price shown on NASDAQ prior to the calculation of the NAV of the Fund. If no sale price is shown on NASDAQ, the latest bid price will be used. If no sale price is shown and no latest bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Funds’ fair valuation procedures. Securities traded on a foreign securities exchange will generally be valued at their last traded sale prices on a primary exchange. In the absence of a reported sale on a particular day, the securities will generally be valued at the mean between the latest bid and asked prices.

Securities not traded upon any exchange will generally be valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers. If quoted prices are unavailable or are believed to be inaccurate, market values will generally be determined based on quotes obtained from one or more broker(s) or dealer(s) or based on a price obtained from a reputable independent pricing service.

Financial futures will generally be valued at the latest reported sales price. Forward foreign currency contracts will generally be valued using market quotations from a widely used quotation system that reflects the current cost of covering or off-setting the contract. Exchange traded options will generally be valued at the latest reported sales price on their exchange. If there is no reported sale on the valuation date, the options will generally be valued at the mean between the latest bid and asked prices.

Over-the-counter derivatives will generally be valued at fair value in accordance with the Funds’ fair valuation procedures.

Repurchase agreements will generally be valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation. The market value of the securities underlying a repurchase agreement will be determined in accordance with the procedures above, as appropriate, for the purpose of determining the adequacy of collateral.

Shares of open-end investment companies held in a Fund’s portfolio will generally be valued at the latest net asset value reported by the investment company.

Debt securities will generally be valued by a pricing service which may employ a matrix or other indications of value, including but not limited to broker quotes, to determine valuations for normal institutional size trading units. The matrix can take into account various factors including, without limitation, bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). Debt securities for which a pricing service does not furnish valuations and for which market quotations are readily available will generally be valued based on the mean of the latest bid prices obtained from one or more dealers. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

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Securities for which market quotations are not readily available for any reason, including that the latest quotation is deemed unreliable or unreasonable, securities and other assets and liabilities are valued at “fair value” as determined in good faith by the Advisor’s valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as WEBS.

The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliated benefit plans where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

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TAXATION

The following information supplements and should be read in conjunction with the section in each prospectus entitled Distributions and Taxes. The prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income and certain state taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through a tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle, or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the IRS as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the federal tax consequences of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws to their investment in the Funds.

Qualification as a Regulated Investment Company

It is intended that each Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each regulated investment company is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses, and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future Treasury Regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund’s principal business of investing in stock or securities or options and futures with respect to stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts, and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss and at least 90% of its net tax-exempt interest income earned in each taxable year. If a Fund meets all of the

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regulated investment company requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

If, for any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable as dividend income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

Excise Tax

A 4% nondeductible excise tax will be imposed on each Fund’s net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute by December 31 of each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gain (adjusted for ordinary losses) for the 12 month period ending on October 31 of that year, and all of its ordinary income and capital gain net income from previous years that were not distributed during such years. Each Fund intends to distribute substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimus by a Fund).

Capital Loss Carry-Forwards

A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses. The Money Market Funds do not expect to have material capital loss carry-forwards, but no assurance can be given to this effect.

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its own capital loss carry-forwards and the use of its unrealized losses against future realized gains, or such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations or may engage in reorganizations in the future.

Equalization Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the

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amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

Taxation of Fund Investments

In general, realized gains or losses on the sale of Fund securities will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount (OID), such as a zero-coupon bond, the Fund may be required to annually include in its taxable or distributable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into “straddles” and at least one of the futures or option contracts comprising a part of such straddles is governed by Section 1256

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of the Code, described above, then such straddles could be characterized as “mixed straddles.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Fund could be subject to federal income tax and IRS interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances.

Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a recent IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income for a regulated investment company. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in derivatives transactions.

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In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Taxation of Distributions

Except for exempt-interest dividends paid out by the Tax-Exempt Funds, discussed below, all distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. For federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

Distributions designated by a Fund as capital gain distributions will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Fund will designate capital gain distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

If at the close of each quarter of its taxable year at least 50% of the value of the total assets of a Tax-Exempt Fund consist of interest on state and local bonds, then the Tax-Exempt Fund may pass through to its shareholders the tax-exempt character of its income from such assets by paying exempt-interest dividends. Exempt-interest dividends are dividends (other than capital gain dividends) paid by a regulated investment company that are designated as such in a written notice mailed to its shareholders.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares

In general, as long as a Money Market Fund maintains a net asset value of $1.00 per share, no gain or loss should be recognized upon the sale or exchange of Fund shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise. Under certain circumstances, an individual shareholder receiving qualified dividend income (defined below) from a Stock Fund may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under “wash sale” rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

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If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then Treasury Regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI. In addition, if a shareholder holds Tax-Exempt Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then regulations may permit an exception to this six-month rule. Additionally, where a Tax-Exempt Fund regularly distributes at least 90% of its net tax-exempt interest, if any, the Treasury Department is authorized to issue regulations reducing the six month holding requirement to a period of not less than the greater of 31 days or the period between regular distributions. No such regulations have been issued as of the date of this SAI.

Federal Income Tax Rates

As of the printing of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net capital gain.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to “qualified dividend income” equal to the highest net long-term capital gains rate, which generally is 15%. In general, “qualified dividend income” is income attributable to dividends received by the Fund in taxable years beginning on or before December 31, 2010 from certain domestic and foreign corporations, as long as certain holding period and other requirements are met. If 95% or more of a Fund’s gross income constitutes qualified dividend income, all of its distributions will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). If less than 95% of the Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that are attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Only dividends from direct investments will qualify. Payments received by the Fund from securities lending, repurchase and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners. Reductions in individual federal income tax on qualified dividend income generally will not apply to income or bond Fund distributions.

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions, which, in some cases, could effectively reduce or eliminate the benefit of lower marginal income tax rates. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various “sunset” provisions of federal income tax laws.

Backup Withholding

The Funds may be required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges, redemptions in-kind, and exempt-interest dividends) paid or credited to a Fund shareholder if the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (“TIN”); if (when required to do so), the shareholder fails to certify under penalty of perjury that the TIN provided is correct and that the shareholder is not subject to backup withholding, or if the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to backup withholding. This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future federal income tax liability, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.

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Tax-Deferred Plans

The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders

Subject to limitation and other rules, a corporate shareholder of an equity Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. The dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction only if certain holding period requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

Foreign Shareholders

With respect to taxable years beginning on or after January 1, 2005 and before January 1, 2008, distributions designated by a Fund as “interest-related distributions” generally will be exempt from federal income tax withholding provided the Fund obtains a properly completed and signed certificate of foreign status from such foreign shareholder (“exempt foreign shareholder”). Interest-related distributions are generally attributable to the Fund’s net interest income earned on certain debt obligations and paid to a nonresident alien individual, a foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), a foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), or a foreign corporation (each, a “foreign shareholder”). In order to qualify as an interest-related distribution, the Fund must designate a distribution as such not later than 60 days after the close of the Fund’s taxable year. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Fund, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). However, this tax generally will not apply to exempt-interest dividends from a Tax-Exempt Fund. Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares, capital gain distributions and, with respect to taxable years of a Fund beginning before January 1, 2008, “short-term capital gain distributions” (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) such gains or, in certain cases, distributions are attributable to gain from the sale or exchange of a U.S. real property interest, as discussed in the following paragraph. If such gains or distributions are effectively connected with a U.S. trade or business (or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an applicable income tax treaty), the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). “Short-term capital gain distributions” are distributions attributable to a Fund’s net short-term capital gain and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Under recently enacted legislation, any distribution by a Fund to a foreign shareholder that is attributable to gain from the Fund’s sale or exchange of a U.S. real property interest (which is defined in the Code to include, among other things, the stock of certain U.S. corporations that are substantially invested, directly or indirectly, in U.S. real property) may be subject to U.S. tax if more than half of a Fund’s assets are invested directly or indirectly in U.S. real property interests,

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taking into account the Fund’s investments in certain regulated investment companies and most REITs. Any such distributions that are taxable may be required to be reported by a foreign shareholder on a U.S. federal income tax return and will be subject to U.S. income tax at the rates applicable to U.S. persons, and also may be subject to federal income tax withholding at a rate of 35% (or less to the extent provided in Treasury Regulations). The preceding distribution rules generally will not apply to tax years beginning on or after January 1, 2008, except in limited circumstances in which a Fund has invested in a REIT. In addition, in certain circumstances, if a foreign shareholder disposes of its Fund shares prior to a distribution and acquires, or enters into a contract or option to acquire, a substantially identical interest in the Fund during the 61-day period beginning 30 days before the ex-dividend date of the distribution (a “wash sale transaction”), the foreign shareholder may be treated as having gain from the sale or exchange of a U.S. real property interest, which may be subject to the U.S. income tax and reporting requirements described above with respect to distributions. In addition to the distribution and wash sale transaction rules described above, in limited circumstances Fund shares could themselves be treated as U.S. real property interests, the disposition of which could be subject to similar U.S. income and withholding tax and reporting requirements. While the Funds do not expect Fund shares to constitute U.S. real property interests, a portion of a Fund’s distributions may be attributable to gain from the sale or exchange of U.S. real property interests and foreign shareholders may, therefore, be subject to U.S. tax and reporting requirements under the distribution rules described in this paragraph. Foreign shareholders should contact their tax advisors and financial planners regarding the tax consequences to them of such distributions.

The Money Market Funds do not expect to realize substantial capital gain, but no assurance can be given to this effect. If a Money Market Fund realizes any short-term capital gain, complex rules would apply to the qualification of Fund distributions of short-term capital gain to foreign shareholders; therefore, foreign shareholders are urged to consult their own tax advisors and financial planners with respect to the particular tax consequences to them of an investment in a Fund.

Even if permitted to do so, the Funds provide no assurance that they will designate any distributions as interest-related distributions or short-term capital gain distributions. Even if a Fund makes such designations, if you hold Fund shares through an intermediary, no assurance can be made that your intermediary will respect such designations.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships. If an International/Global Stock Fund qualifies and makes an election to pass-through foreign taxes to its shareholders, foreign shareholders of the Fund generally will be subject to increased federal income taxation without a corresponding benefit for the pass-through of foreign taxes.

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CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of [July 1, 2007], the name, address and percentage of ownership of each person who may be deemed to be a principal holder (i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares) is listed below.

Principal Holder Ownership of the Funds
Fund / Share Class	Shareholder Account Registration	Share Balance	Percent of Class
Corporate Bond Portfolio – Class [ ]

Mortgage- and Asset-Backed Portfolio – Class [ ]

Short Term Bond Fund – Class [ ]

Total Return Bond Fund – Class [ ]

Short Term Municipal Bond Fund – Class [ ]

As of [July 1, 2007], the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of the Funds in that it is deemed to beneficially own greater than 25% of the outstanding shares either beneficially or by virtue of its fiduciary or trust roles or otherwise, is shown below. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

Control Person Ownership of the Funds
Fund	Shareholder Account Registration	Share Balance	Percent of Fund
Corporate Bond Portfolio – Class [ ]

Mortgage- and Asset-Backed Portfolio – Class [ ]

Short Term Bond Fund – Class [ ]

Total Return Bond Fund – Class [ ]

Short Term Municipal Bond Fund – Class [ ]

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APPENDIX A—DESCRIPTION OF SECURITY RATINGS

S&P

The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.

•	AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

•	AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

•

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

•

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

•

BB, B - Bonds rated BB and B are regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

•

To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest ratings used by S&P for short-term municipal notes.

•	SP-1 - Indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a “plus” (+) designation.

•	SP-2 - Indicates satisfactory capacity to pay principal and interest.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

Moody’s

The following summarizes the highest six ratings used by Moody’s for corporate and municipal bonds. The first four denote investment grade securities.

•

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

•

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-1

•

A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

•

Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

•

Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

•

B - Bond that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody’s applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

The following summarizes the two highest ratings used by Moody’s for short-term municipal notes and variable-rate demand obligations:

•

MIG-1/VMIG-1 - Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

•	MIG-2/VMIG-2 - Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:

•

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

•

AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

•

A - Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

•

BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

A-2

•

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment grade:

•	F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

•	F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

•

F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

For commercial paper, Fitch uses the short-term debt ratings described above.

A-3

APPENDIX B—PROXY VOTING POLICIES AND PROCEDURES

Columbia Management Advisors, LLC (“CMA”) - Proxy Voting Policy

Applicable Regulations

Rule 206(4)-6 under the Investment Advisers Act of 1940

*Form N-PX

*ERISA Department of Labor Bulletin 94-2

Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Explanation/Summary of Regulatory Requirements

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

Columbia Management Advisors, LLC (“CMA”) has adopted and implemented the following policy, which it believes is reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients; and (2) address material conflicts of interest that may arise. This policy applies primarily to the GWIM Investment Operations Group, as well as to Compliance Risk Management (“CRM”) and Legal. Business groups to which this policy applies and CRM must adopt written procedures to implement the policy.

Policy

All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA’s clients without regard to any resulting benefit or detriment to CMA or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly. Information regarding CMA’s proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds’ and other funds’ boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients’ proxy voting records to third parties. Rather, the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending June 30th.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when CMA expects to routinely refrain from voting:

1.	Proxies will usually not be voted in cases where the security has been loaned from the Client’s account.

2.	Proxies will usually not be voted in cases where international issuers impose share blocking restrictions.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Section III, Conflicts of Interest below). CMA’s proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

B-1

Means of achieving compliance

I. PROXY COMMITTEE

CMA has established a Proxy Committee whose standing members include senior investment management personnel, who participate as voting authorities on the Committee. Additionally, the Proxy Committee regularly involves other associates (e.g., Legal representative, Compliance Risk Management representative, GWIM Investment Operations representatives) who participate as needed to enable effective execution of the Committee’s responsibilities.

The Proxy Committee has established a charter, which sets forth the Committee’s purpose, membership and operation. The Proxy Committee’s functions include, in part,

(a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A) or on proposals which require special, individual consideration in accordance with Section IV.C;

(b) review at least annually of this Proxy Voting Policy and Voting Guidelines to ensure consistency with internal policies, client disclosures and regulatory requirements;

(c) review at least annually of existing Voting Guidelines and the need for development of additional Voting Guidelines to assist in the review of proxy proposals;

(d) ensure that appropriate disclosure of CMA’s Proxy Voting Policy is made to its clients, is disclosed in CMA’s Form ADV and is made to the Funds’ shareholders; and

(e) oversight of any circumstances where, as described in Section III, CMA may determine it is necessary to delegate proxy voting to an independent third party.

II. CMA’S INVESTMENT ASSOCIATES

Under CMA’s Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the GWIM Investment Operations Group will refer these matters first to the relevant CMA research analyst after first confirming with CRM that the proxy matter does not present a conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above. Information regarding CMA’s proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest – Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B - Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating it to the Proxy Department.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

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III. CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate1, or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients’ interests. However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence CMA’s decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve it in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by CMA’s proxy guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA’s clients (collectively, “Proxy Referrals”), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM will collect and review any information deemed reasonably appropriate to evaluate if CMA or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest. CMA investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to Columbia Management’s Conflicts Officer in writing (see Appendix B). CRM will consider information about CMA’s significant business relationships, as well as other relevant information. The information considered by CRM may include information regarding: (1) CMA client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the CMA investment division regarding the proxy matter. CRM will consult with relevant experts, including legal counsel, as necessary.

If CRM determines that it reasonably believes (1) CMA has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, CRM will inform the Chair of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, CMA’s policy is to invoke one or more of the following conflict management procedures:

•	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA’s proxy voting agent);

•	Causing the proxies to be delegated to a qualified, independent third party, which may include CMA’s proxy voting agent.

•	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to CMA’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest–Additional Procedures

Additionally, by assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes to disclose in writing to the Columbia Management Conflicts of Interest Officer (within CRM) any

[1]

Bank of America Corporation (“BAC”), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA’s duty, in the proxy voting process, to act in the best economic interest of its clients.

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actual or apparent personal material conflicts of interest which he or she may have (e.g., relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how CMA will vote proxies. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter. CMA’s investment associates also follow the same disclosure requirements for any actual or apparent personal material conflicts of interest as stated in this section.

In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA has undertaken a review of the proxy vendor’s conflicts of interest procedures, and will continue to monitor them on an ongoing basis.

BAC as well as CMA have adopted various other policies and procedures that help reinforce this Policy. Please see the associated documents.

Ownership Limits–Delegation of Proxy Voting to an Independent Third Party

From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that CMA can hold for clients (collectively, “Ownership Limits”).

The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be the Adviser’s proxy voting agent.

IV. PROXY VOTING GUIDELINES

A. CMA’s Proxy Voting Guidelines – General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA’s proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request that the Proxy Committee consider voting the proxy other than according to such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person’s, group’s, or entity’s relationship, if any, with the parties proposing and/or opposing the matter’s adoption using the Proxy Voting Recommendation Form (see Appendix C of this policy). The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Proposals

For the following categories of proposals, either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with the proxy vendor’s or a an individual client’s guidelines.

1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by the proxy vendor, or as specified by the client.

3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by the proxy vendor, or as specified by the client.

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4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote. In general, CMA will refrain from voting such securities. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

5. Proxies of Investment Company Shares. Proposals on issues other than those specified in Section V.A will be voted on the specific instruction of the Proxy Committee.

6. Accounts Managed by CMA’s Quantitative Strategies Group. When an issue is held only within an account managed by CMA’s Quantitative Strategies Group and not in any other account within CMA, all proposals shall be voted according to the guidelines developed by the proxy vendor or as specified by the client.

7. Executive/Director Compensation. Except as provided in Appendix A, proposals relating to compensation of any executive or director will be voted as recommended by the proxy vendor or as otherwise directed by the Proxy Committee.

8. Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The GWIM Investment Operations Group is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The GWIM Investment Operations Group’s monitoring will take into account the following elements: (1) periodic review of the proxy vendor’s votes to ensure that the proxy vendor is accurately voting consistent with CMA’s Proxy Guidelines; and (2) review of the fund website to ensure that annual reports are posted in a timely and accurate manner. For additional information regarding the proxy voting process, please refer to the GWIM Investment Operations Desktop Procedures.

Supervision

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

Escalation

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Compliance Risk Management Conflicts Officer.

Monitoring/Oversight

The Compliance Assessment Team within Compliance Risk Management and the Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management’s compliance with the Proxy Voting Policy.

Recordkeeping

CMA will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

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•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

•	Proxy Committee Meeting Minutes and Other Materials

•	Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations

•	Conflicts of Interest Review Documentation, including Conflicts of Interest Forms

•	Client Communications Regarding Proxy Matters

Records should be retained for a period of not less than five years plus the current year. Records must be retained in an appropriate office of CM for the first two years.

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CMA’s Proxy Voting Policy (Appendix A): CMA’S VOTING GUIDELINES

A. The Proxy Committee has adopted the following guidelines for voting proxies:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

•

Proposals for the election of directors or for an increase or decrease in the number of directors, provided that at least two-thirds of the Board of Directors are, presently or at any time during the previous three-year period, “independent” as defined by applicable regulatory and listing standards.

However, CMA generally will WITHHOLD votes from pertinent director nominees if:

(i)	the board as proposed to be constituted would have more than one-third of its members from management;

(ii)	the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as “independent,” i.e. having no material relationship, directly or indirectly, with the Company, as CMA’s proxy voting agent may determine (subject to the Proxy Committee’s contrary determination of independence or non-independence);

(iii)	the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters — ratification of the appointment of auditors);

(iv)	a director serves on more than six public company boards;

(v)	the CEO serves on more than two public company boards other than the company’s board.

On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

•

Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission (“SEC”) and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a “financial expert” in accordance with SEC rules.

•	Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

•

Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

•	Established governance standards and guidelines.

•	Full board composed of not less than three-fourths “independent” directors, as defined by applicable regulatory and listing standards.

•	Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

•	A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

•	Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

•	The pertinent class of the Company’s voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company’s proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

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•	Proposals that grant or restore shareholder ability to remove directors with or without cause.

•	Proposals to permit shareholders to elect directors to fill board vacancies.

•	Proposals that encourage directors to own a minimum amount of company stock.

•	Proposals to provide or to restore shareholder appraisal rights.

•	Proposals to adopt cumulative voting.

•	Proposals for the company to adopt confidential voting.

CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA generally will vote AGAINST:

•	Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

•	Proposals that give management the ability to alter the size of the board without shareholder approval.

•	Proposals that provide directors may be removed only by supermajority vote.

•	Proposals to eliminate cumulative voting.

•	Proposals which allow more than one vote per share in the election of directors.

•	Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Proposals that mandate a minimum amount of company stock that directors must own.

•	Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

•	Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

•

Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA’s clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

•	Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

•	Proposals asking a company to expense stock options.

•	Proposals to put option repricings to a shareholder vote.

•

Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii)

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dilution is 10% or less.

•	Proposals for the remuneration of auditors if no more than 25% of the compensation costs comes from non audit activity.

CMA generally will vote AGAINST:

•	Stock option plans that permit issuance of options with an exercise price below the stock’s current market price, or that permit replacing or repricing of out-of-the money options.

•	Proposals to authorize the replacement or repricing of out-of-the money options.

•

Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

•

Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

•

For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

•	Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

•	Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

•	Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

•

Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:

•	Whether the company has attained benefits from being publicly traded.

•	Cash-out value

•	Balanced interests of continuing vs. cashed-out shareholders

•	Market reaction to public announcement of transaction

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company’s assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

•	CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

•	CMA generally votes FOR shareholder proposals to eliminate a poison pill.

•	CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

•	CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company’s ability to make greenmail payments.

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Supermajority vote

•

CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

•	CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

•	Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.

•	Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

CMA will review, on a CASE-BY-CASE basis, proposals for Bylaw amendments giving minority shareholders the ability to call a special meeting of stockholders.

CMA generally will vote FOR:

•	Proposals to approve routine business matters such as changing the company’s name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

•	Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

•	Credible reason exists to question:

•	The auditor’s independence, as determined by applicable regulatory requirements.

•	The accuracy or reliability of the auditor’s opinion as to the company’s financial position.

•	Fees paid to the auditor or its affiliates for “non-audit” services were excessive, i.e., in excess of the total fees paid for “audit,” “audit-related” and “tax compliance” and/or “tax return preparation” services, as disclosed in the company’s proxy materials.

•	Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

•	Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

•	Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

•

Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

•	Shareholder proposals to change the date, time or location of the company’s annual meeting of shareholders.

CMA will vote AGAINST:

•	Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

•

Proposals to change the location of the company’s state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

•	Proposals on whether and how to vote on “bundled” or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

•	FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of,

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specific policies where the pertinent issue warrants separate communication to shareholders; and

•

FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

•	Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

•	Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

•	Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

•

Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors/directors and/or legal action is being taken against the board by other shareholders.

•

Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company’s financial position.

•	Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

•	The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA’ categorization rules and the Dutch Corporate Governance Code.

•	No call/put option agreement exists between the company and the foundation.

•	There is a qualifying offer clause or there are annual management and supervisory board elections.

•	The issuance authority is for a maximum of 18 months.

•	The board of the company-friendly foundation is independent.

•	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

•	There are no priority shares or other egregious protective or entrenchment tools.

•	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

•	Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

•	Board structure

•	Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

•	Ignore a shareholder proposal that is approved by a majority of shares outstanding;

•	Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

•	Are interested directors and sit on the audit or nominating committee; or

•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

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Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

•	Past performance relative to its peers

•	Market in which fund invests

•	Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

•	Past shareholder activism, board activity and votes on related proposals

•	Strategy of the incumbents versus the dissidents

•	Independence of incumbent directors; director nominees

•	Experience and skills of director nominees

•	Governance profile of the company

•	Evidence of management entrenchment

Converting a Closed-end Fund to an Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

•	Past performance as a closed-end fund

•	Market in which the fund invests

•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

•	Proposed and current fee schedules

•	Fund category/investment objective

•	Performance benchmarks

•	Share price performance as compared with peers

•	Resulting fees relative to peers

•	Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

•	Stated specific financing purpose

•	Possible dilution for common shares

•	Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 (“1940 Act”):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Regulatory developments

•	Current and potential returns

•	Current and potential risk

B-12

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	Fund’s target investments

•	Reasons given by the fund for the change

•	Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund’s investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective.

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s name, considering the following factors:

•	Political/economic changes in the target market

•	Consolidation in the target market

•	Current asset composition

Change in Fund’s Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s subclassification, considering the following factors:

•	Potential competitiveness

•	Current and potential returns

•	Risk of concentration

•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

•	Strategies employed to salvage the company

•	Past performance of the fund

•	Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

•	The degree of change implied by the proposal

•	The efficiencies that could result

•	The state of incorporation; net effect on shareholder rights

•	Regulatory standards and implications

CMA will vote FOR:

•

Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

•

Proposals enabling the Board to amend, without shareholder approval, the fund’s management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

B-13

CMA will vote AGAINST:

•	Proposals enabling the Board to:

•	Change, without shareholder approval the domicile of the fund

•	Adopt, without shareholder approval, material amendments of the fund’s declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

•	Regulations of both states

•	Required fundamental policies of both states

•	The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940.

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives

•	The proposed distributor’s reputation and past performance

•	The competitiveness of the fund in the industry

•	Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

•	Resulting fee structure

•	Performance of both funds

•	Continuity of management personnel

•	Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

•	Performance of the fund’s NAV

•	The fund’s history of shareholder relations

•	The performance of other funds under the adviser’s management

B-14

CMA’s Proxy Voting Policy (Appendix B): Conflicts of Interest Disclosure and Certification Form

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals

Participating in the Proxy Voting Decision-Making Process.

Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

Issuer and Proxy Matter:

1.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer[1]?

2.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?

3.	Have you discussed this particular proxy proposal with anyone outside of Columbia Management’s investment group[2]?

4.	Are you aware of any other potential personal conflicts of interest not described above? Please detail below.

Name:

Signed:

Date:

[1]	Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.
[2]	Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.

B-15

CMA’s Proxy Voting Policy (Appendix C): CMA Proxy Vote Recommendation/Proxy Committee Request Form

Name of Investment Associate:

Company Name:

Cutoff Date and Meeting Date:

Proxy Agenda Item:

Description of Item:

(The above information will be pre-populated by the Proxy Department.)

Recommendation (Check One):

             FOR

             AGAINST

             WITHHOLD

             ABSTAIN

Brief rationale:

Please attach any supporting information other than analysis or reports provided by the Proxy Department.

Signed

By signing, I am certifying that I either have no conflicts of interest-related information to report or have sent a completed “Conflicts of Interest Disclosure and Certification Form” to Compliance Risk Management (Conflicts Officer).

Send Completed Forms to:

GWIM Investment Operations – Proxy Department

B-16

Columbia Management®

COLUMBIA FUNDS SERIES TRUST

Class A Shares, Class B Shares, Class C Shares, Daily Class Shares, Class Z Shares, Marsico Shares, G-Trust Shares, Retail A Shares, Adviser Class Shares, Capital Class Shares, Institutional Class Shares, Investor Class Shares, Liquidity Class Shares and Trust Class Shares

STATEMENT OF ADDITIONAL INFORMATION

August 1, 2007

Money Market Funds

        Columbia California Tax-Exempt Reserves

        Columbia Cash Reserves

        Columbia Connecticut Municipal Reserves

        Columbia Government Reserves

        Columbia Government Plus Reserves

        Columbia Massachusetts Municipal Reserves

        Columbia Money Market Reserves

        Columbia Municipal Reserves

        Columbia New York Tax-Exempt Reserves

        Columbia Prime Reserves

        Columbia Tax-Exempt Reserves

        Columbia Treasury Reserves

This SAI is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with the Funds’ prospectuses dated August 1, 2007. It provides information about the share classes of the Money Market Funds listed above, each of which are series of the Trust. The annual reports for the Funds, which include the Funds’ audited financial statements dated May 31, 2006, October 31, 2006 and March 31, 2007, are hereby incorporated by reference into this SAI.

Copies of any Fund’s current prospectus, annual and semi-annual reports may be obtained without charge by writing Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081, by calling Columbia Funds at 800.345.6611 or by visiting the Columbia Funds’ website at www.columbiafunds.com.

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SAI PRIMER

The SAI is a part of the Funds’ registration statement that is filed with the SEC. The registration statement includes the Funds’ prospectuses, the SAI and certain other exhibits. The SAI, and any supplements to it, can be found online at www.columbiafunds.com, or by searching the SEC’s website at www.sec.gov.

The SAI generally provides additional information about the Funds that the SEC has concluded is not required to be in the Funds’ prospectuses. Investors nevertheless may find the information important and helpful. The SAI expands discussions of the matters described in the Funds’ prospectuses and provides certain additional information about the Funds that may be of interest to some investors. Among other things, the SAI provides information about:

•	the organization of the Trust;

•	the Funds’ investments;

•	the Funds’ investment advisor, investment sub-advisor(s) (if any) and other service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest;

•	the governance of the Funds;

•	the Funds’ brokerage practices;

•	the share classes offered by the Funds;

•	the purchase, sale and pricing of Fund shares; and

•	the application of federal income tax laws.

If you have any questions about the Funds, please call Columbia Funds at 800.345.6611 or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI.

Glossary

1933 Act	Securities Act of 1933, as amended

1934 Act	Securities Exchange Act of 1934, as amended

1940 Act	Investment Company Act of 1940, as amended

Administrator	CMA

Advisor	CMA

AMEX	American Stock Exchange

BAI	Banc of America Investment Services, Inc.

Bank of America	Bank of America Corporation

BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.

Board	The Trust’s Board of Trustees

California Tax-Exempt Reserves	Columbia California Tax-Exempt Reserves

Cash Reserves	Columbia Cash Reserves

CFST	The Trust

CFTC	Commodity Futures Trading Commission

CMA	Columbia Management Advisors, LLC, the Funds’ investment advisor

CMD	Columbia Management Distributors, Inc., the Funds’ principal underwriter and distributor

CMG	Columbia Management Group, LLC, the primary investment division of Bank of America

CMOs	Collateralized mortgage obligations

CMS	Columbia Management Services, Inc.

Code	Internal Revenue Code of 1986, as amended

Code(s) of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act

Connecticut Municipal Reserves	Columbia Connecticut Municipal Reserves

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Glossary

Columbia Funds Complex	The mutual fund complex that is comprised of the open-end investment management companies advised by CMA or its affiliates and principally underwritten by CMD, as that term is defined under Item 12 of Form N-1A

Columbia Funds or Columbia Funds Family	The fund complex that is comprised of the open-end investment management companies advised by CMA or its affiliates and principally underwritten by CMD

Custodian	State Street

Distributor	CMD

Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Funds’ shares

FDIC	Federal Deposit Insurance Corporation

FHLMC	Federal Home Loan Mortgage Corporation

Fitch	Fitch Investors Service, Inc.

FNMA	Federal National Mortgage Association

Fund	One of the open-end management investment companies (that is or is not listed on the front cover of this SAI, as the context may require) that is a series of the Trust

Funds	Two or more of the open-end management investment companies (that are or are not listed on the front cover of this SAI, as the context may require) that are series of the Trust

GNMA	Government National Mortgage Association

Government Reserves	Columbia Government Reserves

Government Plus Reserves	Columbia Government Plus Reserves

Investment Advisory Agreement	The investment advisory agreement between the Trust, on behalf of its Funds, and the Advisor

IRS	United States Internal Revenue Service

LIBOR	London Interbank Offered Rate

Massachusetts Municipal Reserves	Columbia Massachusetts Municipal Reserves

Money Market Fund(s)	One or more of the money market funds in the Columbia Funds Family

Money Market Reserves	Columbia Money Market Reserves

Moody’s	Moody’s Investors Service, Inc.

Municipal Reserves	Columbia Municipal Reserves

New York Tax-Exempt Reserves	Columbia New York Tax-Exempt Reserves

NRSRO	Nationally recognized statistical ratings organization (such as Moody’s, Fitch or S&P)

NYSE	New York Stock Exchange

Prime Reserves	Columbia Prime Reserves

Principal Underwriter	CMD

REIT	Real estate investment trust

S&P	Standard & Poor’s Corporation (“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Columbia Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in any Columbia Funds).

SAI	This Statement of Additional Information

SEC	United States Securities and Exchange Commission

Selling Agent	Banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor

Servicing Agent	Banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the Distributor

SMBS	Stripped mortgage-backed securities

3

Glossary

State Street	State Street Bank and Trust Company

Transfer Agent	CMS

Tax-Exempt Reserves	Columbia Tax-Exempt Reserves

Transfer Agency Agreement	The transfer agency agreement between the Trust, on behalf of its Funds, and CMS

Treasury Reserves	Columbia Treasury Reserves

The Trust	Columbia Funds Series Trust (or CFST), the registered investment company in the Columbia Funds Family to which this SAI relates

Trustee(s)	One or more of the Board’s Trustees

4

ABOUT THE TRUST

The Trust is a registered investment company in the Columbia Funds Family. Columbia Funds offers over 100 mutual funds in all major asset classes and has approximate total assets in excess of $[            ] as of [                ], 2007.

The Trust was organized as a Delaware business trust, a form of entity now known as a statutory trust, on October 22, 1999. On September 26, 2005, the Trust changed its name from Nations Funds Trust to Columbia Funds Series Trust.

On that same day, the names of certain of the Funds were changed as follows: Nations California Tax-Exempt Reserves to Columbia California Tax-Exempt Reserves, Nations Cash Reserves to Columbia Cash Reserves, Nations Government Reserves to Columbia Government Reserves, Nations Money Market Reserves to Columbia Money Market Reserves, Nations Municipal Reserves to Columbia Municipal Reserves, Nations New York Tax-Exempt Reserves to Columbia New York Tax-Exempt Reserves, Nations Tax-Exempt Reserves to Columbia Tax-Exempt Reserves, Nations Treasury Reserves to Columbia Treasury Reserves.

Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves were first offered as series of the Trust on November 23, 2005. Columbia Government Plus and Columbia Prime Reserves were first offered as series of the Trust on November 18, 2005.

Each of the Funds in the Trust represents a separate series of the Trust and is an open-end diversified management investment company. Each of the Funds has a fiscal year end of August 31st.

Prior to August 2006, Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Government Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves and Columbia Treasury Reserves had a fiscal year end of March 31st. Prior to August 2006, Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves had a fiscal year end of May 31st. Prior to August 2006, Columbia Government Plus Reserves and Columbia Prime Reserves had a fiscal year end of October 31st.

5

ABOUT THE FUNDS’ INVESTMENTS

The investment objective, principal investment strategies (i.e., as used in this SAI and the corresponding prospectuses, a strategy which typically involves the investment of more than 10% of a Fund’s assets) and related principal investment risks for each Fund, are discussed in each Fund’s prospectus.

See Capital Stock and Other Securities for a listing and description of the classes of shares that each Fund offers, including shareholder rights.

Certain Investment Activity Limits

The overall investment activities of CMA and its affiliates may limit the investment opportunities for a Fund in certain markets in which limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, a Fund’s activities also may be restricted because of regulatory restrictions applicable to CMA and its affiliates, and/or their internal policies.

Fundamental and Non-Fundamental Investment Policies

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Fund supplements the discussion in the prospectuses for each Fund. A fundamental policy may only be changed with shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding a qualitative investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset, except for borrowings and other instruments that may give rise to leverage which are monitored on an ongoing basis.

Fundamental Investment Policies

1.	Each Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.

2.	Each Fund may not purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

3.	Each Fund may not purchase or sell commodities, except that a Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

4.	Each Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

5.	Each Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

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6.	Each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

7.	Each Fund, except for California Tax-Exempt Reserves and New York Tax-Exempt Reserves, may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

8.	Under normal circumstances,

•	Municipal Reserves will invest at least 80% of its assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax.

•	Tax-Exempt Reserves will invest at least 80% of its assets in securities that pay interest exempt from federal income tax.

•	California Tax-Exempt Reserves will invest at least 80% of its assets in securities that pay interest exempt from federal income tax and state individual income tax.

•

New York Tax-Exempt Reserves will invest at least 80% of its assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax, and state individual income tax.

Non-Fundamental Investment Policies

1.	The Funds may not purchase securities of other investment companies except as permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder. Any Fund that is purchased by another Fund in reliance on Section 12(d)(1)(G) of the 1940 Act will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

2.	A Fund may not invest more than 10% of its net assets in illiquid securities.

3.	To the extent a Fund is subject to Rule 35d-1 under the 1940 Act (the Names Rule), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, it has adopted the following non-fundamental policy: Shareholders will receive at least 60 days’ notice of any change to a Fund’s investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

7

Non-Fundamental Investment Policies

Exemptive Orders

In addition to the policies outlined above, the Columbia Funds Family has received the following exemptive orders from the SEC which enable the Funds to participate in certain transactions beyond the investment limitations described above or described in otherwise applicable restrictions:

1.	Pursuant to an exemptive order dated October 5, 1993, all current and future Funds advised by CMA may, subject to certain conditions, pool their uninvested cash balances in one or more joint accounts and use the daily balance of such accounts to enter into repurchase agreements, including the condition that such agreements have a maturity of not more than seven days.

2.	Pursuant to an exemptive order dated September 5, 2003, a Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Permissible Investments and Related Risks

Each Fund’s prospectus identifies and summarizes the individual types of securities in which the Fund invests as part of its principal investment strategies and the risks associated with such investments.

The table below identifies for each Fund the types of securities in which it is permitted to invest. If a type of security identified for a Fund is not described in the Fund’s prospectus, the Fund may invest no more than 10% of the Fund’s total assets in such security type. The Fund may invest in the types of securities described in its prospectus without regard to the 10% limitation.

Additional information about individual types of securities (including certain of their associated risks) in which some or all of a Fund may invest is set forth below. A Fund’s investment in these types of securities is subject to a Fund’s investment objective and fundamental and non-fundamental investment policies.

Permissible Fund Investments

Investment Type	California Tax- Exempt Reserves	Cash Reserves	CT Municipal Reserves	Government Reserves	Government Plus Reserves	MA Municipal Reserves	Money Market Reserves	Municipal Reserves	NY Tax- Exempt Reserves	Prime Reserves	Tax-Exempt Reserves	Treasury Reserves
Asset-Backed Securities		✓			✓		✓			✓
Corporate Debt Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Bank Obligations	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Derivatives					✓					✓
Foreign Securities					✓					✓
Guaranteed Investment Contracts (Funding Agreements)	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

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Permissible Fund Investments

Investment Type	California Tax- Exempt Reserves	Cash Reserves	CT Municipal Reserves	Government Reserves	Government Plus Reserves	MA Municipal Reserves	Money Market Reserves	Municipal Reserves	NY Tax- Exempt Reserves	Prime Reserves	Tax-Exempt Reserves	Treasury Reserves
Illiquid Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Investing in Other Investment Companies	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Money Market Instruments	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Municipal Securities	✓	✓	✓		✓	✓	✓	✓	✓	✓	✓
Participation Interests	✓		✓		✓	✓		✓	✓	✓	✓
REITs and Master Limited Partnerships					✓					✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Stripped Securities					✓					✓
Structured Products and Linked Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Swap Contracts					✓					✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations			✓		✓	✓				✓

Asset-Backed Securities

Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of receivables. They entitle the security holder to receive the payments on the underlying assets (less servicing fees paid to the originator or other parties or fees paid for any credit enhancement and payments on any retained or remainder portion of the assets retained by the originator or sold to another party). Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that transfers them to a special purpose entity such as a trust, which then, in turn, issues structures which are backed by the receivables and which are privately placed or publicly offered.

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Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the underlying assets, the creditworthiness of the servicing agent for the securities, information concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements. The existence or extent of any credit enhancement varies and apply only to a portion of the asset-backed security’s face value. The value of asset-backed securities will be affected by the exhaustion, termination or expiration of any credit enhancement.

Declining or low interest rates may lead to a more rapid rate of repayment on the underlying assets, resulting in accelerated payments on the asset-backed securities that then must be reinvested at a lesser rate of interest. Rising or high interest rates tend to lead to a slower rate of repayment on the underlying assets, resulting in slower than expected payments on the asset-backed securities that can, in turn, lead to a decline in value. The impact of changing interest rates on the value of an asset-backed security may be difficult to predict and result in greater volatility. Holders of asset-backed securities generally have no recourse against the originator of the underlying assets in the event of a default on the underlying assets.

Bank Obligations (Domestic and Foreign)

Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank. For purposes of any applicable investment policies with respect to bank obligations, the assets of a bank or savings institution may, if certain conditions are satisfied, be deemed to include the assets of its domestic and foreign branches.

Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Banker’s acceptances are time drafts drawn on and accepted by banks and are a customary means of effecting payment for merchandise sold in import-export transactions and a general source of financing. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign (mainly European) banks with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

Bank investment contracts are issued by banks. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of a bank. The bank then credits to a Fund payments at negotiated, floating or fixed interest rates.

Investing in bank obligations is subject to certain risks. Certain bank obligations, such as some CDs, are insured by the FDIC. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high-levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality.

Corporate Debt Securities

Corporate debt securities are fixed income securities typically issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturities and secured or unsecured status. Commercial paper has the shortest term and

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usually is unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Extendible commercial notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend maturity to 390 days. ECNs are issued at a discount rate with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carry a relatively high degree of risk.

Investing in corporate debt securities is subject to certain risks including, among others, credit and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it becomes due. Some corporate debt securities that are rated below investment grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than and, therefore, may be paid in full before, lower ranking (subordinated) securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than do corporate debt securities with shorter terms.

Derivatives

Derivatives are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity like gold), or a market indices (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; linked securities and structured products; collateralized mortgage obligations; stripped securities; warrants and swap agreements. For more information about each these derivatives, see the sections in this SAI that describe them.

A Fund may use derivatives for a variety of reasons, including: to enhance its return, to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); to protect its unrealized gains reflected in the value of its portfolios securities; to facilitate the sale of such securities for investment purposes; to reduce transaction costs; and/or to manage the effective maturity or duration of its portfolio.

A Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. There is also a risk that the derivative will not correlate well with the security that it is substituting. A Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise

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from a Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not always exist at times when a Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and may be more difficult to value. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that a Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount of taxes payable by shareholders.

A Fund may use any or all of these investment techniques and may purchase different types of derivative securities at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables including market conditions.

Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

A Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple (typically two) of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. The Advisor believes that indexed and inverse floating obligations represent flexible portfolio management instruments that allow a Fund to seek potential investment rewards, hedge other portfolio positions or vary the degree of investment leverage relatively efficiently under different market conditions. A Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

Swap Agreements. Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, credit, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors.

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities or an index. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.

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Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund’s exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

The Advisor does not believe that a Fund’s obligations under swap agreements are senior securities and, accordingly, a Fund will not treat them as being subject to its borrowing restrictions.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund’s performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. Additionally, whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Advisor’s ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to a Fund). In connection with credit default swaps in which a Fund is the buyer, a Fund will segregate or “earmark” cash

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or assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to a Fund’s exposure (any accrued but unpaid net amounts owed by a Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, a Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to a Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of a Fund’s portfolio. Such segregation or “earmarking” will not limit a Fund’s exposure to loss.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

Equity swaps are derivative instruments and their values can be very volatile. To the extent that the Advisor does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated

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with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the Securities Act of 1933. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-, Currency- and Equity-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index and currency-linked securities are derivative instruments, which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Advisor. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Advisor. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad. Certain derivative instruments may be illiquid.

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors.

Foreign securities may include depositary receipts, such as American Depository Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are receipts issued in Europe typically by foreign banks or trust companies and foreign branches of domestic banks that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in Depositary Receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Foreign securities also may include securities of Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain (PFIC tax) related to the investment, which will be allocated over the period that a Fund is invested in a PFIC. The PFIC tax is the highest ordinary income tax rate in effect for any period multiplied by the portion of the excess distribution allocated to such period, and it could be increased by an interest charge on the deemed tax deferral. A Fund may elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs, which in many cases may be difficult to obtain. An alternative election would permit a Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year.

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Investing in foreign securities is subject to certain risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. A Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes which would reduce the amount of income and capital gains available to distribute to a Fund’s shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those of domestic companies.

Certain of the risks associated with investments in foreign securities are heightened with respect to investments in emerging market countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin, and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging market securities also involves risks beyond the risks applicable to foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.

Investing in foreign securities also involves currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may purchase or sell forward foreign currency exchange contracts in order to attempt to minimize the risk to a Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A Fund also may purchase and sell foreign currency futures contracts and related options.

Guaranteed Investment Contracts (Funding Agreements)

Guaranteed investment contracts, or funding agreements, are debt instruments issued by insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Fund payments at negotiated, floating or fixed interest rates. A Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards.

Investing in guaranteed investment contracts is subject to certain risks. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Fund on seven days notice or less, at which time the investment may be considered illiquid under applicable SEC regulatory guidance and subject to certain restrictions.

Illiquid Securities

Illiquid securities are defined by a Fund pursuant to the SEC staff’s current guidance and interpretations which provides that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Subject to its investment policies, a Fund may invest in illiquid investments and may invest in certain restricted securities that are deemed to be liquid securities.

Investing in Other Investment Companies

Investing in other investment companies is a manner in which a Fund seeks to achieve its investment objective. A Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, its rules and regulations and any exemptive orders currently or in the future obtained by a Fund from the SEC.

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The 1940 Act generally requires that a Fund limit its investments in another investment company or series thereof so that, as determined immediately after a securities purchase is made: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) not more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a Fund or by the company as a whole. Such other investment companies may include exchange-traded funds (ETFs) which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries.

Under the 1940 Act and regulations thereunder, a Fund may purchase shares of other affiliated Columbia Funds, including the Money Market Funds, subject to certain conditions. Investing in affiliated funds may present certain actual or potential conflicts of interest, which are discussed below. For more information about such actual and potential conflicts of interest, see Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest.

Investing in other investment companies is subject to certain risks. Although a Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to gain exposure to a type of security or to be fully invested, there are potential disadvantages. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. A shareholder may be charged fees not only on a Fund shares held directly but also on the investment company shares that a Fund purchases.

In addition, investing in ETFs is subject to certain other risks. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track as well as to the risks of the specific sector or industry on which the ETF is based. ETFs also are subject to the risk that their prices may not correlate perfectly to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons.

Money Market Instruments

Money market instruments are high-quality, short-term debt obligations, which include: (i) bank obligations, including certificates of deposit and bankers’ acceptances; (ii) funding agreements; (iii) repurchase agreements; (iv) obligations of the United States and foreign countries and each of their agencies and instrumentalities; and (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities.

Investing in money market instruments is subject to certain risks. Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Municipal Securities

Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Municipal securities can be classified into two principal categories, including “general obligation” bond and other securities and “revenue” bond and other securities. General obligation bonds are secured by the issuer’s full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as the user of the facility being financed. Municipal securities also may include “moral obligation” securities, which normally are issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the governmental entity that created the special purpose public authority.

Municipal securities may include municipal bonds, municipal notes and municipal leases. Municipal bonds are debt obligations of a governmental entity that obligate the municipality to pay the holder a specified sum of money at specified intervals and to repay the principal amount of the loan at maturity.

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Municipal notes may be issued by governmental entities and other tax-exempt issuers in order to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity payable from taxes or designated revenues expected to be received within the relevant fiscal period. Municipal notes generally have maturities of one year or less. Municipal notes can be subdivided into two sub-categories: (i) municipal commercial paper and (ii) municipal demand obligations.

Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold, for example, to meet seasonal working capital or interim construction financing needs of a governmental entity or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

Municipal demand obligations can be subdivided into two general types: variable rate demand notes and master demand obligations. Variable rate demand notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which a Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes generally provide that interest rates are adjustable at intervals ranging from daily to six months.

Master demand obligations are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes. Although there is no secondary market for master demand obligations, such obligations are considered by a Fund to be liquid because they are payable upon demand. A Fund has no specific percentage limitations on investments in master demand obligations.

Municipal lease obligations are participations in privately arranged loans to state or local government borrowers. In general, such loans are unrated, in which case they will be determined by the Advisor to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender.

Although lease obligations do not constitute general obligations of the municipal issuer to which the government’s taxing power is pledged, a lease obligation ordinarily is backed by the government’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses that provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a periodic basis. In the case of a “non-appropriation” lease, a Fund’s ability to recover under the lease in the event of non-appropriation or default likely will be limited to the repossession of the leased property in the event that foreclosure proves difficult.

Tender option bonds are municipal securities having relatively long maturities and bearing interest at a fixed interest rate substantially higher than prevailing short-term tax-exempt rates that is coupled with the agreement of a third party, such as a bank, broker/dealer or other financial institution, to grant the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. The financial institution receives periodic fees equal to the difference between the municipal security’s coupon rate and the rate that would cause the security to trade at face value on the date of determination.

Investing in municipal securities is subject to certain risks. There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the

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issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different rates of return while municipal securities of the same maturity and interest rate with different ratings may have the same rate of return.

The payment of principal and interest on most municipal securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. Each state, each of their political subdivisions, municipalities, and public authorities, as well as the District of Columbia, Puerto Rico, Guam, and the Virgin Islands, is a separate “issuer.” An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

There are particular considerations and risks relevant to investing in a portfolio of a single state’s municipal securities, such as the greater risk of the concentration of portfolio holdings versus the greater relative safety that comes with a less concentrated investment portfolio.

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Participation Interests

Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes, that have been “repackaged” by an intermediary, such as a bank or broker/dealer. Participation interests typically are issued by partnerships or trusts through which a Fund receives principal and interest payments made by the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, which are passed through to purchasers, such as a Fund. Mortgage-backed securities are a common type of participation interest.

Loan participations are a type of participation interest. Loan participations are interests in loans that are administered by a lending bank or agent for a syndicate of lending banks and sold by the bank or syndicate members.

Investing in participation interests is subject to certain risks. Participation interests generally are subject to the credit risk associated with the underlying borrowers. If the underlying borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the borrower. A Fund also may be deemed a creditor of the lending bank or syndicate members and be subject to the risk that the lending bank or syndicate members may become insolvent.

Real Estate Investment Trusts

REITs are entities that either own properties or make construction or mortgage loans and also may include operating or finance companies. An equity REIT generally holds equity positions in real estate and seeks to provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties. A mortgage REIT generally specializes in lending money to owners of properties and passes through any interest income it may earn to its shareholders.

Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and the oil and gas industries, but they also may finance motion pictures, research and development and other projects.

Investing in REITs is subject to certain risks. For example, REITs may be subject to certain risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic

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conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs also may be subject to interest rate risk. In general, increases in interest rates will decrease the value of high-yield securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for preferential tax treatment under the Code, which adversely could affect dividend payments.

Investing in master limited partnerships generally is subject to the risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. Additional risks include those associated with the specific industries in which a master limited partnership invests, such as the risks associated with investing in the real estate or oil and gas industries.

Repurchase Agreements

Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time subject to the obligation of a seller to repurchase and a Fund to resell such security at a fixed time and price (representing a Fund’s cost plus interest). Repurchase agreements also may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase. A Fund typically will enter into repurchase agreements with only with commercial banks, registered broker/dealers and the Fixed Income Clearinghouse Corporation, and only with respect to the highest quality securities, such as U.S. Government obligations. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest.

Using repurchase agreements is subject to certain risks. Repurchase agreements generally are subject to counterparty risk. If a counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale and accrued interest are less than the resale price provided in the repurchase agreement including interest. In addition, if a seller becomes involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if, for example, a Fund is treated as an unsecured creditor and is required to return the underlying collateral to the seller or its assigns.

Reverse Repurchase Agreements

Reverse repurchase agreements are agreements under which a Fund sells a security subject to the obligation of a buyer to resell and a Fund to repurchase such security at a fixed time and price. Reverse repurchase agreements also may be viewed as borrowings made by a Fund.

Using reverse repurchase agreements is subject to certain risks. Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

Stripped Securities

Stripped securities are derivatives that evidence ownership in either the future interest or principal payments on an instrument. Stripped securities typically are products of brokerage houses and the U.S. Government and there are many different types and variations. For example, separately traded interest and principal securities, or STRIPS, can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through the Federal Book-Entry System. TIGERS are Treasury securities stripped by brokers. Stripped mortgage-backed securities, or SMBS, also can issued by the U.S. Government or its agencies.

SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal.

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Investing in stripped securities is subject to certain risks. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail fully to recoup its initial investment in such securities. The market value of the class consisting primarily or entirely of principal payments can be especially volatile in response to changes in interest rates. The rates of return on a class of SMBS that receives all or most of the interest are generally higher than prevailing market rates of return on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a greater risk that the initial investment will not be recouped fully.

Structured Products and Linked Securities

Structured products are types of derivative securities that may have various combinations of equity and debt characteristics. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

Linked securities are a type of structured product. Index-linked, equity-linked, currency-linked and other types of linked securities can be either equity or debt securities that call for interest payments and/or payment at maturity in different terms than a typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments depend on the performance of an underlying stock, index, or a weighted index of commodity futures such as crude oil, gasoline and natural gas.

Index-linked securities include issues such as S&P Depositary Receipt (SPDR), which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index. Because a unit investment trust is an investment company under the 1940 Act, a Fund’s investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500 Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, a Fund would continue to pay its own management and advisory fees and other expenses, as a result of which a Fund and its shareholders in effect would be absorbing duplicate levels of fees with respect to investments in such unit investment trusts.

With respect to equity-linked securities, at maturity, the principal amount of the debt is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Equity-linked securities include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES), and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Currency-linked debt securities are short-term or intermediate-term instruments that have a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Investing in structured products and linked securities is subject to certain risks. Because structured products typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products generally are of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher rates of return and present greater risks than unsubordinated structured securities. Structured products typically are sold in private placement transactions and may have a limited trading market.

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Investments in “linked” securities can lead to large losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Fund to utilize linked-securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currency from emerging market countries, there are certain additional risks associated with such investments.

SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called “creation unit size” and are redeemable in-kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable- and Floating-Rate Obligations

Variable- and floating-rate obligations provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Unlike a fixed interest rate, a variable or floating rate is one that rises and declines based on the movement of an underlying index of interest rates and may pay interest at rates that are adjusted periodically according to a specified formula.

Investing in variable- and floating-rate obligations is subject to certain risks. Variable- and floating-rate obligations may involve direct lending arrangements between the purchaser and the issuer and there may be no active secondary market, making it difficult to resell such obligations to a third party. Variable- and floating-rate obligations also may be subject to interest rate and credit risks. Changes in interest rates can affect the rate of return on such obligations. If an issuer of a variable- or floating rate obligation defaults, a Fund could sustain a loss to the extent of such default.

Borrowings

Each Fund has a fundamental policy with respect to borrowing that can be found under the heading About the Funds’ Investments – Fundamental and Non-Fundamental Investment Policies.

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The Funds participate in committed and uncommitted lines of credit provided by State Street (the Lines of Credit). Any advance under the Lines of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Information about specific borrowings, if any, by any particular Fund under the Uncommitted Line over the last fiscal year, if any, can be found in its Annual Report to Shareholders for the year ended March 31, 2007.

As noted above, pursuant to an exemptive order from the SEC, a Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Under the uncommitted line of credit, as opposed to the committed line of credit, State Street is not obligated to lend money to a Fund. Accordingly, it is possible that a Fund may wish to borrow money under the uncommitted line of credit for a temporary or emergency purpose but may not be able to do so.

Temporary Defensive Positions

Each Fund may temporarily invest in money market instruments or hold cash while it is investing defensively. It may do so without limit, when the Advisor: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While a Fund engages in such strategies, it may not achieve its investment objective.

See also About the Funds’ Investments – Permissible Investments and Related Risks – Money Market Instruments.

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

For each Fund’s portfolio turnover rate, see the Financial Highlights section in the prospectus for that Fund.

Disclosure of Portfolio Information

The Board has adopted policies and procedures with respect to the disclosure of the Funds’ portfolio holdings. These policies and procedures are designed to ensure that disclosure of information regarding the Funds’ portfolio securities is in the best interests of Fund shareholders and to address conflicts between the interests of a Fund’s shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Fund, on the other. These policies and procedures provide that Fund portfolio holdings information generally may not be disclosed to any party prior to the earlier of: (1) the business day next following the posting of such information on the Funds’ website, if applicable, or (2) the time a Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The policies and procedures prohibit the Advisor and the Funds’ other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies and procedures apply to all categories of funds and include variations tailored to the different categories of funds. Under this tailored approach, some of the provisions described below do not apply to Funds covered by this SAI. The Advisor also has adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

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Public Disclosures

The Funds’ portfolio holdings currently are disclosed to the public through required filings with the SEC and on the Funds’ website. This information is available on the Funds’ website as described below.

•	For equity, convertible, balanced and asset allocation Funds, a complete list of portfolio holdings as of a month-end is posted approximately 30 calendar days after such month-end.
•	For fixed income Funds, a complete list of portfolio holdings as of a fiscal quarter-end is posted approximately 60 calendar days after such quarter-end.
•	For Money Market Funds, a complete list of portfolio holdings as of a month-end is posted approximately the fifth business day after such month-end.

The Funds also disclose their largest holdings, as a percent of the market values of the Funds’ portfolios, as of month-end on their website generally within 15 days after such month-end; with the equity Funds posting their largest 10-15 holdings, the balanced Funds posting their largest 5 equity holdings, and certain fixed income Funds posting their top 5-15 holdings.

The scope of the information provided pursuant to the Funds’ policies relating to each Fund’s portfolio that is made available on the website may change from time to time without prior notice.

The Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Fund’s fiscal year). Shareholders may obtain the Funds’ Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov, a link to which is provided on the Columbia Funds’ website. In addition, the Funds’ Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

With respect to the variable insurance trusts, holdings information is disclosed no earlier than the time such information is filed in a publicly available SEC filing required to include such information.

The Funds, the Advisor and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Funds’ website or no earlier than the time the Funds file such information in a publicly available SEC filing required to include such information.

Other Disclosures

The Funds’ policies and procedures provide that no disclosures of the Funds’ portfolio holdings may be made prior to the holdings information being made public unless (1) the Funds have a legitimate business purpose for making such disclosure, (2) the Funds’ chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose, the following factors, and any additional relevant factors, are considered: (1) that any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Advisor; (2) any conflicts of interest between the interests of Fund shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Fund, on the other; and (3) that prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that otherwise is unlawful.

In addition, the Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information in order to assist the Funds with their day-to-day business affairs. In addition to the

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Advisor and its affiliates, these service providers include the Funds’ sub-advisor(s) (if any), the Funds’ independent registered public accounting firm, legal counsel, financial printers, the Funds’ proxy solicitor, the Funds’ proxy voting service provider, and rating agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. The Funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Funds currently have ongoing arrangements with certain approved recipients to disclose portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Funds’ chief executive officer. These special arrangements are described in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Electra Information Systems	None	Use of holdings information for trade reconciliation purposes.	Daily

Standard & Poor’s	None	Vendor uses to maintain ratings for certain Money Market Funds.	Weekly

InvestorTools, Inc.	None	Access to holdings granted solely for the purpose of testing back office conversion of trading systems.	Real time

ING Insurance Company	None	Access to holdings granted for specific Funds for ING’s creation of client/shareholder materials. ING may not distribute materials until the holdings information is made public.	Quarterly

Glass-Lewis	None	Glass-Lewis receives holdings information in connection with testing the firm’s proxy services.	Daily

CMS Bondedge	None	CMS Bondedge is the vendor for an application used by the Advisor’s Fixed Income Portfolio Management team as an analytical and trading tool. CMS Bondedge may receive holdings information to assist in resolving technical difficulties with the application.	Ad hoc

Linedata Services, Inc.	None	Linedata is the software vendor for the LongView Trade Order Management System. Linedata may receive holdings information to assist in resolving technical difficulties with the application.	Ad hoc

JP Morgan	None	JP Morgan provides the High Yield team with peer group analysis reports for purposes of analyzing the portfolio.	Monthly

Malaspina Communications	None	Vendor uses to facilitate writing, publishing, and mailing Fund shareholder reports and communications including shareholder letter and management’s discussion of Fund performance.	Quarterly

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Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Data Communique	None	Vendor uses to automate marketing materials. Vendor receives top holdings information to populate data in fact sheet templates.	Quarterly

Evare LLP	None	Evare obtains account information for purposes of standardizing and reformatting data according to the Advisor’s specifications for use in the reconciliation process.	Daily

Factset Data Systems, Inc.	None	FactSet provides quantitative analytics, charting and fundamental data to the Advisor. FactSet requires holdings information to provide the analytics.	Daily

RR Donnelly/WE Andrews	None	Printers for the Funds’ prospectuses, supplements, SAIs, fact sheets, and brochures.	Monthly

Merrill and Bowne	None	Printers for the Funds’ prospectuses, supplements, and SAIs.	Monthly

Merrill Corporation	None	Provides fulfillment of the Funds’ prospectuses, supplements, SAIs, and sales materials.	Monthly

Citigroup	None	Citigroup is the software vendor for Yield Book, an analytic software program. The Advisor uses Yield Book to perform ongoing risk analysis and management of certain fixed income Funds and fixed income separately managed accounts.	Daily

Mellon Analytical Solutions	None	Provides portfolio characteristics to assist in performance reviews and reporting.	Monthly

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INVESTMENT ADVISORY AND OTHER SERVICES

The Advisor and Investment Advisory Services

The Advisor (which is also the Administrator) has been a registered investment advisor since 1995. The Advisor is a wholly owned subsidiary of CMG, which is the primary investment division of Bank of America. The Advisor and CMG are located at 100 Federal Street, Boston MA 02110.

Services Provided

Pursuant to the terms of the Investment Advisory Agreement, the Advisor is responsible for the overall management and supervision of the investment management of each Fund. The Advisor performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

The Investment Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor’s obligations or duties thereunder, or any of its respective officers, directors, employees or agents, the Advisor shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Advisory Agreement became effective with respect to each Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Advisory Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Investment Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Advisor on 60 days’ written notice.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, shareholder servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing Fund prospectuses to shareholders. The Distributor pays the cost of printing and distributing all other prospectuses.

Advisory Fee Rates and Fees Paid

The Funds pay the Advisor an annual fee for its investment advisory services, as set forth in the Investment Advisory Agreement, and as shown in the section entitled Management of the Fund – Primary Service Providers in each Fund’s prospectus. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The Advisor also may pay amounts from its own assets to the Distributor or to selling or servicing agents for services they provide.

The Advisor received fees from the Funds for its services as reflected in the following chart, which shows the net advisory fees paid to the Advisor and the advisory fees waived/reimbursed by the Advisor, where applicable, for the three most recently completed fiscal periods.

Advisory Fees Paid by the Funds

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Columbia California Tax-Exempt Reserves
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$

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Advisory Fees Paid by the Funds

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Columbia Cash Reserves
Amount Paid	$	$	$
Amount Waived/ Reimbursed	$	$	$
Columbia Connecticut Municipal Reserves
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$
Columbia Government Reserves
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$
Columbia Government Plus Reserves
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$
Columbia Massachusetts Municipal Reserves
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$
Columbia Money Market Reserves
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$
Columbia Municipal Reserves
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$
Columbia New York Tax-Exempt Reserves
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$
Columbia Prime Reserves
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$
Columbia Tax-Exempt Reserves
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$
Columbia Treasury Reserves
Amount Paid	$	$	$
Amount Waived/Reimbursed	$	$	$

The Administrator

CMA (which is also the Advisor) serves as Administrator of the Funds.

Services Provided

Pursuant to the terms of the Administration Agreement, the Administrator has agreed to, among other things, (i) provide office space, equipment and clerical personnel; (ii) arrange, if desired by the Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund; (iii) prepare and, if applicable, file all documents required for compliance by each Fund with applicable laws and regulations; (iv) prepare agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; (v) coordinate and oversee the activities of each Fund’s other third party service providers; and (vi) maintain certain books and records of each Fund.

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Administration Fee Rates and Fees Paid

The Administrator may receive fees as compensation for its services, which are computed daily and paid monthly, at the annual rates shown in the table below.

Administration Fee Rates

Fund	Administration Fee Rate, as a % of Average Daily Net Assets
Columbia California Tax-Exempt Reserves
Columbia Cash Reserves
Columbia Connecticut Municipal Reserves
Columbia Government Reserves
Columbia Government Plus Reserves
Columbia Massachusetts Municipal Reserves
Columbia Money Market Reserves
Columbia Municipal Reserves
Columbia New York Tax-Exempt Reserves
Columbia Prime Reserves
Columbia Tax-Exempt Reserves
Columbia Treasury Reserves

The Administrator received fees from the Funds for its services as reflected in the following chart, which shows the net administration fees paid to the Administrator and the administration fees waived/reimbursed by the Administrator, where applicable, for the three most recently completed fiscal periods.

Administration Fees Paid by the Funds

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Columbia California Tax-Exempt Reserves	$	$	$
Columbia Cash Reserves	$	$	$
Columbia Connecticut Municipal Reserves	$	$	$
Columbia Government Reserves	$	$	$
Columbia Government Plus Reserves	$	$	$
Columbia Massachusetts Municipal Reserves	$	$	$
Columbia Money Market Reserves	$	$	$
Columbia Municipal Reserves	$	$	$
Columbia New York Tax-Exempt Reserves	$	$	$
Columbia Prime Reserves	$	$	$
Columbia Tax-Exempt Reserves	$	$	$
Columbia Treasury Reserves	$	$	$

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Pricing and Bookkeeping Services

CMA is responsible for providing certain pricing and bookkeeping services to the Funds.

Services Provided

Effective December 15, 2006, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with the Advisor pursuant to which the Advisor monitors, budgets and approves Fund expenses, provides oversight of the performance by State Street of accounting and financial reporting services, and provides services related to the Sarbanes-Oxley Act of 2002. Under the Services Agreement, the Funds reimburse the Advisor for out-of-pocket expenses, direct internal costs relating to fund accounting oversight, monitoring, budgeting and approving Fund expenses, and direct internal costs incurred in connection with the Sarbanes-Oxley Act of 2002.

Also, effective December 15, 2006, the Funds entered into a Financial Reporting Services Agreement with the Advisor and State Street (the “Financial Reporting Services Agreement”) pursuant to which State Street provides certain financial reporting services, such as the preparation of a Fund’s financial information for shareholder reports and SEC filings. Also effective December 15, 2006, the Funds entered into an Accounting Services Agreement with the Advisor and State Street (together with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services, including but not limited to, the recording of general ledger entries and the calculation of daily expenses and income. Under the State Street Agreements, each Fund pays State Street annual fees for these services, payable monthly, totaling $38,000 plus an additional fee based on an annualized percentage rate of such Fund’s assets. Under the State Street Agreements, the fees payable to State Street will not exceed $140,000 annually in the aggregate for such Fund.

Prior to December 15, 2006, the Funds had a pricing and bookkeeping agreement and an amended Administration Agreement with the Administrator. Under these agreements, the Funds continued to receive substantially the same pricing, bookkeeping and administrative services as they received under the Administration Agreement prior to December 1, 2005.

Pricing and Bookkeeping Fee Rates and Fees Paid

For services provided under the Funds’ prior pricing and bookkeeping Agreement, the Funds paid to CMA, or to such other person(s) as CMA directed, an annual fee, payable monthly, consisting of: (i) a Fund accounting fee of $25,000 plus an additional monthly fee based on a Fund’s net asset value (the “Fund Accounting Fee”); and (ii) a financial reporting service of $13,000 (the “Financial Reporting Fee”). Additionally, the Funds bore certain reimbursable costs and expenses as provided in their prior pricing and bookkeeping agreement and the Administration Agreement. The aggregate Fund Accounting and Fund Reporting Fees could not exceed $140,000 (exclusive of out-of-pocket expenses and charges) for a Fund.

CMA and State Street received fees from the Funds for their services as reflected in the following chart, which shows the net pricing and bookkeeping fees paid to State Street under the Services Agreement and to CMA under the Funds’ prior pricing and bookkeeping agreement and the Administration Agreement for the three most recently completed fiscal years.

Pricing and Bookkeeping Fees Paid by the Funds

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Columbia California Tax-Exempt Reserves	$	$	$
Columbia Cash Reserves	$	$	$
Columbia Connecticut Municipal Reserves	$	$	$
Columbia Government Reserves	$	$	$
Columbia Government Plus Reserves	$	$	$

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Pricing and Bookkeeping Fees Paid by the Funds

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Columbia Massachusetts Municipal Reserves	$	$	$
Columbia Money Market Reserves	$	$	$
Columbia Municipal Reserves	$	$	$
Columbia New York Tax-Exempt Reserves	$	$	$
Columbia Prime Reserves	$	$	$
Columbia Tax-Exempt Reserves	$	$	$
Columbia Treasury Reserves	$	$	$

The Principal Underwriter/Distributor

CMD is the Principal Underwriter and Distributor of the shares of the Funds. Its address is: One Financial Center, Boston, MA 02111.

Distribution Obligations

Pursuant to a Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

The Distribution Agreement became effective with respect to a Fund after approved by its Board, and continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Distributor on 60 days’ written notice.

Underwriting Commissions

The following table shows the underwriting commissions paid to the Distributor by all Columbia Funds it serves, as well as amounts the Distributor retained, during the Funds’ three most recent fiscal years.

Underwriting Commissions Paid by the Columbia Funds

Fund	Amount Paid	Amount Retained by Distributor
Fiscal Year Ended March 31, 2007	$	$
Fiscal Year Ended March 31, 2006	$	$
Fiscal Year Ended March 31, 2005	$	$

The following table shows all commissions and other compensation received by the Distributor from each Fund for the fiscal year ended March 31, 2007.

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Underwriting Commissions Paid by the Funds

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Columbia California Tax-Exempt Reserves	$	$	$	$
Columbia Cash Reserves	$	$	$	$
Columbia Connecticut Municipal Reserves	$	$	$	$
Columbia Government Reserves	$	$	$	$
Columbia Government Plus Reserves	$	$	$	$
Columbia Massachusetts Municipal Reserves	$	$	$	$
Columbia Money Market Reserves	$	$	$	$
Columbia Municipal Reserves	$	$	$	$
Columbia New York Tax-Exempt Reserves	$	$	$	$
Columbia Prime Reserves	$	$	$	$
Columbia Tax-Exempt Reserves	$	$	$	$
Columbia Treasury Reserves	$	$	$	$

Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which is included as an exhibit to Part C of the Funds’ registration statement.

In many instances, the compensation paid to the Advisor and other Bank of America affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds’ assets under management. As the size of the Funds’ assets under management grows, so does the amount of compensation paid to the Advisor and other Bank of America affiliates for providing services to the Funds. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds’ prospectuses. As relevant, these conflicts of interest also are highlighted in account documentation and other disclosure materials of Bank of America affiliates that make available or offer the Columbia Funds in connection with their respective products and services. In addition, Part IA of the Advisor’s Form ADV, which it must file with the SEC as an investment advisor registered under the Investment Advisers Act of 1940, provides information about the Advisor’s business, assets under management, affiliates and potential conflicts of interest. Part IA of the Advisor’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Funds may arise from the financial services activities of Bank of America and its affiliates, including the investment

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advisory/management services it provides for clients and customers other than the Funds. In this regard, Bank of America is a major financial services company, engaged in a wide range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Bank of America and its affiliates involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. The following describes certain actual and potential conflicts of interest that may be presented.

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Bank of America and its Affiliates in Connection With Other Advised/Managed Funds and Accounts

The Advisor and other affiliates of Bank of America may advise or manage funds and accounts other than the Funds. In this regard, Bank of America and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Funds. The Advisor and Bank of America’s other investment advisor affiliates (including Marsico and Columbia Wanger Asset Management, L.P.) will give advice to and make decisions for all advised/managed funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Funds and the other advised/managed funds and accounts of Bank of America and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Bank of America and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Funds.

A variety of other actual and potential conflicts of interest may arise from the multi-advisory relationships of the Advisor and other Bank of America affiliates with other clients and customers. Advice given to a Fund and/or investment decisions made for a Fund by the Advisor or other Bank of America affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed funds and accounts. As a result, the performance of a Fund may differ from the performance of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates. Similarly, a position taken by Bank of America and its affiliates, including the Advisor, on behalf of other funds or accounts may be contrary to a position taken on behalf of a Fund. Moreover, Bank of America and its affiliates, including the Advisor, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which a Fund is invested. For example, a Fund may hold equity securities of a company while another advised/managed fund or account may hold debt securities of the same company. If the portfolio company were to experience financial difficulties, it might be in the best interest of the Fund for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Bank of America and its affiliates engage.

Investment transactions made on behalf of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates also may have a negative effect on the value, price or investment strategies of a Fund. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, a Fund and causes the Fund to experience less favorable trading results than it otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Advisor and other Bank of America affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as a Fund. In this situation, the allocation of, and competition for, investment opportunities among a Fund and other funds and/or accounts advised/managed by the Advisor or other Bank of America affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Advisor has adopted policies and procedures addressing the allocation of investment opportunities among the Funds and other funds and accounts advised by the Advisor and other affiliates of Bank of America. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Sharing of Information among Advised/Managed Accounts

Bank of America and its affiliates also may possess information that could be material to the management of a Fund and may not be able to or, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market

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research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Bank of America and its affiliates generally will have no obligation to share any such information with the Funds. In general, employees of Bank of America and its affiliates, including the portfolio managers of the Advisor, will make investment decisions without regard to information otherwise known by other employees of Bank of America and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Bank of America and its affiliates. For example, if the Advisor or another Bank of America affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Soft Dollar Benefits

Certain products and services, commonly referred to as “soft dollar services,” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials) that the Advisor may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Fund.

Services Provided to Other Advised/Managed Accounts

Bank of America and its affiliates also may act as an investment advisor, investment manager, administrator, transfer agent, custodian, trustee, broker/dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation the Advisor, Distributor and Transfer Agent and other Bank of America affiliates could be greater than the compensation Bank of America and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, the Advisor, Distributor and Transfer Agent and other Bank of America affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Bank of America and its affiliates may receive from other advised/managed funds and accounts and other relationships could potentially create incentives to favor other advised/managed funds and accounts over the Funds. Trades made by Bank of America and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Advisor and other Bank of America affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.

Proxy Voting

Similarly, while the Advisor endeavors to make all proxy voting decisions with respect to the possible interests of the Funds for which it is responsible in accordance with its proxy voting policies and procedures, the Advisor’s proxy voting decisions with respect to a Fund’s portfolio securities may nonetheless favor the interests of the other advised/managed funds and accounts, and/or clients, of Bank of America and its affiliates. The Advisor has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients, including the Funds, without any resulting benefit or detriment to the Advisor and/or its affiliates, including Bank of America and its affiliates. For more information about the Advisor’s proxy voting policies and procedures, see Investment Advisory and Other Services – Proxy Voting Policies and Procedures.

Certain Trading Activities

The directors/trustees, officers and employees of Bank of America and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to a Fund. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Bank of America and its affiliates will materially adversely affect the Funds, Bank of America and its affiliates have adopted policies and procedures, and the Funds, the Board, the Advisor and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services – Codes of Ethics.

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Affiliate Transactions

Subject to applicable legal and regulatory requirements, the Fund may enter into transactions in which Bank of America and/or its affiliates may have an interest that potentially conflicts with the interests of the Funds. For example, BAS may sell securities to a Fund from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements.

Investment Limitations Arising from Bank of America Activities

Regulatory restrictions applicable to Bank of America and its affiliates may limit the Funds’ investment activities in various ways. For example, regulations regarding certain industries, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, Bank of America and its affiliates also may be restricted in the securities that can be bought or sold for the Funds and other advised/managed funds and accounts because of the investment banking, lending or other relationships Bank of America and its affiliates have with the issuers of securities. This could happen, for example, if the Funds and/or other advised/managed funds and accounts desired to buy a security issued by a company for which Bank of America or its affiliates served as underwriter. The internal policies and procedures of Bank of America and its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict the Funds’ investment activities. A client not advised by Bank of America and its affiliates would not be subject to some of these considerations. See also About the Funds’ Investments – Certain Investment Activity Limits.

Actual and Potential Conflicts of Interest Related to Bank of America and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Funds

The lending, investment banking and other relationships that Bank of America and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory requirements, a Fund may invest (a) in the securities of Bank of America and/or its affiliates and/or in companies in which Bank of America and its affiliates have a lending, investment banking, equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Fund may enhance the profitability and the business interests of Bank of America and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Advisor of information derived from the non-investment advisory/management activities of Bank of America and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls) designed to implement legal and regulatory standards. Because of these limitations, Bank of America and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Advisor.

Actual and Potential Conflicts of Interest Related to Bank of America Affiliates’ Marketing and Use of the Funds as Investment Options

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may utilize the Funds as investment options. For example, the Funds may be offered as investments in connection with brokerage and other securities products offered by BAI, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as for other Columbia Funds structured as “funds of funds.” In addition, the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates. The Funds also may use the Columbia Money Market Funds for cash investment purposes. The use of the Funds in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are discussed in account documentation and other disclosure materials for the other products and services offered by Bank of America and its affiliates, where they are identified by a [Caution/Hand icon].

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Bank of America and its affiliates, including the Advisor, may make payments to their affiliates in connection with the promotion and sale of the Funds’ shares, in addition to the sales-related and other compensation that these parties may receive from the Funds. As a general matter, personnel of Bank of America and its affiliates, including BAI, do not receive compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Advisor and other affiliates of Bank of America may receive for providing services to the Funds is generally based on the size of the Funds’ assets under management and those assets will grow as shares of the Funds are sold, potential conflicts of interest may be raised. See Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments for more information.

Other Services Provided

The Transfer Agent

CMS acts as Transfer Agent for each Fund’s shares and can be contacted at P.O. Box 8081, Boston, Massachusetts 02286-8081. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. Effective April 1, 2006, the Funds pay the Transfer Agent an annual transfer agency fee of $17.00 per account, payable monthly. In addition, the Funds may pay the Transfer Agent for the fees and expenses the Transfer Agent pays to third party dealer firms that maintain omnibus accounts with the Funds, subject to a cap equal to 0.11% of a Fund’s net assets represented by the account. The Funds also pay certain reimbursable out-of-pocket expenses to the Transfer Agent, and the Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and sell orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. For the period November 1, 2005 to March 31, 2006, the Funds paid the Transfer Agent an annual fee of $15.23 per account, payable monthly.

The Transfer Agent retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Funds’ sub-transfer agent. BFDS/DST assists the Transfer Agent in carrying out its duties.

The Custodian

State Street, which is located at Two Avenue de Lafayette, LCC/4S, Boston, Massachusetts 02111 acts as the Funds’ Custodian. As Custodian, State Street is responsible for safeguarding the Funds’ cash and securities, receiving and delivering securities and collecting the Funds’ interest and dividends.

The Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, which is located at 125 High Street, Boston, MA 02110, is the Funds’ independent registered public accounting firm. The Funds issue unaudited financial statements semi-annually and audited financial statements annually. The annual financial statements for the Funds’ fiscal year ended March 31, 2007 have been audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Funds’ books and review its tax returns for the fiscal year ended March 31, 2008.

Counsel

Morrison & Foerster LLP serves as legal counsel to the Trust. Its address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.

Rule 12b-1 Plans

The Trust has adopted a Rule 12b-1, or distribution plan, for the Class A Shares, Class B Shares, Class C Shares Daily Class Shares, Investor Class Shares and Liquidity Class Shares of the Funds. See Capital Stock and Other Securities for more information.

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With respect to a Fund’s Class A Shares, the Trust has adopted a combined distribution and shareholder servicing plan. The Class A Distribution and Shareholder Servicing Plan and the Class A Distribution Plan provide that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide or to Servicing Agents for shareholder services they may provide, up to 0.10% (on an annualized basis) of the average daily net asset value of the Money Market Funds.

With respect to a Fund’s Class B Shares, the Trust has adopted a distribution plan. The Class B Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class B Shares of the Funds. CMD has entered into an arrangement whereby sales commissions payable to broker/dealers with respect to sales of Class B Shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, CMD has assigned certain amounts that it is entitled to receive pursuant to the Class B Distribution Plan to the third party lender, as reimbursement and consideration for these payments.

With respect to a Fund’s Class C Shares, the Trust has adopted a distribution plan. The Class C Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class C Shares of the Funds.

With respect to a Fund’s Daily Class Shares, the Trust has adopted a distribution plan. The Daily Class Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.35% (on an annualized basis) of the average daily net asset value of the Daily Class Shares of the Funds.

The Liquidity Class Distribution Plan provides that a Fund may reimburse distribution-related expenses of the Distributor for Liquidity Class Shares up to 0.25% (on an annualized basis) of the Funds’ Liquidity Class Shares average daily net asset value and additionally, a Fund may pay the Distributor a fee of up to 0.25% (on an annualized basis) of the Liquidity Class Funds’ average daily net assets. However, under the plan, to the extent that the Liquidity Class Shares of the Funds reimburse expenses or make payments pursuant to the Distribution Plan and/or their separate Shareholder Servicing Plan, the total of such reimbursements and payments may not exceed 0.25% (on an annualized basis) of the average daily net assets of any such Fund’s Liquidity Class Shares.

The Trust has adopted a reduced distribution (12b-1) and shareholder servicing fee rates for the Liquidity Class Shares. Under the revised Liquidity Class Distribution Plan, the Trust may reimburse distribution-related expenses of CMD for Liquidity Class Shares at an annual rate of 0.25% of the average daily net assets of the Funds’ Liquidity Class Shares and additionally, the Trust may pay CMD a fee of up to 0.25% of the Liquidity Class Funds’ average daily net assets. CMD may reimburse or compensate certain selling agents from these amounts. In addition, the Trust’s revised Liquidity Class Shares Shareholder Servicing Plan provides that shareholder servicing fees of up to 0.25% of the average daily net assets of the Funds’ Liquidity Class Shares can be paid to shareholder servicing agents. However, under the revised plans, to the extent that any Liquidity Class Shares of the Funds reimburse expenses or make payments pursuant to the Distribution Plan and/or their separate Shareholder Servicing Plan, the total of such reimbursements and payments may not exceed, on an annual basis, 0.25% of the average daily net assets of any such Fund’s Liquidity Class Shares.

Payments under the Class A Distribution and Servicing Plan, the Class A Distribution Plan, Class B Distribution Plan, Class C Distribution Plan, Daily Class Distribution Plan and Investor Class Distribution Plan generally may be made with respect to the following: (i) preparation, printing and distribution of prospectuses, sales literature and advertising materials; (ii) commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iii) overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iv) opportunity costs relating to the foregoing (which may be calculated as a carrying charge on the Distributor’s or Selling Agents’ unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and (v) any other costs and expenses relating to distribution or sales support activities.

Payments under the Liquidity Distribution Plan may be made with respect to the following: (i) the incremental printing costs incurred in producing for and distributing to persons other than current shareholders, the reports, prospectuses, notices and similar materials that are prepared for current shareholders; (ii) the cost of complying with state and federal laws pertaining to the distribution of the shares; (iii) advertising; (iv) the costs of preparing, printing and distributing any literature

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used in connection with the offering of the shares; (v) expenses incurred in connection with the promotion and sale of the shares including, travel and communication expenses and expenses for the compensation of and benefits for sales personnel; and (vi) any other expenses reasonably incurred in connection with the distribution and marketing of the shares.

All of the Distribution Plans may be terminated with respect to their respective shares by vote of a majority of the Trustees, including a majority of the Independent Board Members, or by vote of a majority of the holders of the outstanding voting securities of the appropriate share class. Any change in a Rule 12b-1 Plan that would increase materially the distribution expenses paid by the appropriate share class requires shareholder approval.

Expenses incurred by the Distributor pursuant to a Distribution Plan in any given year may exceed the sum of the fees received under the Distribution Plan. Any such excess may be recovered by the Distributor in future years so long as the Distribution Plan is in effect. If the Distribution Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund. There were no unreimbursed expenses incurred under any of the Distribution Plans in the previous fiscal year to be carried over to the current fiscal year.

The Funds participate in joint distribution activities with other Funds in the Columbia Funds Family. The fees paid under each Distribution Plan adopted by a Fund may be used to finance the distribution of the shares of other Funds in the Columbia Funds Family. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

During the most recently completed fiscal year, the Distributor received distribution and service fees from the Funds for its services as reflected in the following chart. The Trust is not aware as to what amount, if any, of the Rule 12b-1 fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel or interest, carrying or other financing charges.

Rule 12b-1 Fees Paid by the Funds for the Fiscal Year Ended March 31, 2007

Fund	Class A Shares	Class B Shares	Class C Shares	Daily Class Shares	Liquidity Class Shares	Investor Class Shares
Columbia California Tax-Exempt Reserves
Amount Paid
Amount Waive/Reimbursed
Columbia Cash Reserves
Amount Paid
Amount Waive/Reimbursed
Columbia Connecticut Municipal Reserves
Amount Paid
Amount Waive/Reimbursed
Columbia Government Reserves
Amount Paid
Amount Waive/Reimbursed
Columbia Government Plus Reserves
Amount Paid
Amount Waive/Reimbursed
Columbia Massachusetts Municipal Reserves
Amount Paid
Amount Waive/Reimbursed

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Rule 12b-1 Fees Paid by the Funds for the Fiscal Year Ended March 31, 2007

Fund	Class A Shares	Class B Shares	Class C Shares	Daily Class Shares	Liquidity Class Shares	Investor Class Shares
Columbia Money Market Reserves
Amount Paid
Amount Waive/Reimbursed
Columbia Municipal Reserves
Amount Paid
Amount Waive/Reimbursed
Columbia New York Tax-Exempt Reserves
Amount Paid
Amount Waive/Reimbursed
Columbia Prime Reserves
Amount Paid
Amount Waive/Reimbursed
Columbia Tax-Exempt Reserves
Amount Paid
Amount Waive/Reimbursed
Columbia Treasury Reserves
Amount Paid
Amount Waive/Reimbursed

Expense Limitations

CMA (or its predecessor) and/or CMD has committed to: (i) waive investment advisory fees and/or administration fees payable to it; and (ii) limit certain Fund level expenses to the extent necessary to maintain the expense ratios (through fee waivers or expense reimbursements) reflected in the schedules below.

Fund Level Expense Commitment* - Period from [ ], to [ ]

Fund

Codes of Ethics

The Funds, the Advisor and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j-1. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be bought or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room and may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at http://www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

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Proxy Voting Policies and Procedures

The Funds have delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Funds. In deciding to delegate this responsibility to the Advisor, the Board reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Funds and their shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor’s policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Funds and their shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer’s securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Funds. The Advisor determines the best interest of a Fund in light of the potential economic return on the Fund’s investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor’s Proxy Committee determines the vote in the best interest of the Funds, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor’s Proxy Committee is composed of representatives of the Advisor’s equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor’s proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer’s securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client’s investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Glass-Lewis & Co., a third party vendor, to implement its proxy voting process. Glass-Lewis & Co. provides proxy analysis, record keeping services and vote disclosure services.

Information regarding how the Funds (except certain Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (1) through the Funds’ website at www.columbiafunds.com; and (2) on the SEC’s website at www.sec.gov. For a copy of the Advisor’s policies and procedures that are used to determine how to vote proxies relating to portfolio securities held by the Funds, see Appendix B to this SAI.

Expenses Paid by Third Parties

The Distributor and the Administrator furnish, without additional cost to the Trust, the services of certain officers of the Trust and such other personnel (other than the personnel of the Advisor or the investment sub-advisor(s), if any) as are required for the proper conduct of the Trust’s affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Trust’s shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Distribution Plans of each Fund, sales-related expenses incurred by the Distributor may be reimbursed by the Trust.

The Trust pays or causes to be paid all other expenses of the Trust, including, without limitation: the fees of the Advisor, the Distributor and the Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Trust for the safekeeping of its cash, Fund securities and other property, and any stock transfer, dividend or

40

accounting agent or agents appointed by the Trust; brokerage commissions chargeable to the Trust in connection with Fund securities transactions to which the Trust is a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Trust to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Trust and its Funds’ shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of typesetting prospectuses and statements of additional information of the Trust (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Trust’s shareholders; all expenses of shareholders’ and Trustee meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Trust’s shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relating to the Trust; membership dues of industry associations; interest payable on Trust borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Trust which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Trust’s operation unless otherwise explicitly assumed by the Advisor) or the Administrator.

Expenses of the Trust which are not attributable to the operations of any class of shares or Fund are pro-rated among all classes of shares or Fund based upon the relative net assets of each class or Fund. Expenses which are not directly attributable to a specific class of shares but are attributable to a specific Fund are prorated among all the classes of shares of such Fund based upon the relative net assets of each such class of shares. Expenses which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

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FUND GOVERNANCE

The Board

Responsibilities

The Board oversees the Trust and the Funds. The Trustees are charged with the fiduciary duty of protecting shareholders’ interests when supervising and overseeing the management and operations of the Trust and have the responsibility of assuring that the Trust’s Funds are managed in the best interests of shareholders. The following table provides basic information about the Trustees as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected to a Board in the Columbia Funds Complex	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee
Edward J. Boudreau, Jr. (Born 1944) Trustee	Indefinite term; Trustee since January 2005	Managing Director – E.J. Boudreau & Associates (consulting), through current	79	None
William P. Carmichael (Born 1943) Trustee and Chairman of the Board	Indefinite term; Trustee since 1999	Retired	79	Director – Cobra Electronics Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)
William A. Hawkins (Born 1942) Trustee	Indefinite term; Trustee since January 2005	President, Retail Banking – IndyMac Bancorp, Inc., from September 1999 to August 2003; Retired	79	None
R. Glenn Hilliard (Born 1943) Trustee	Indefinite term; Trustee since January 2005	Chairman and Chief Executive Officer – Hilliard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer – ING Americas, from 1999 to April 2003; and Non-Executive Director & Chairman – Conseco, Inc. (insurance), from September 2004 through current	79	Director – Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

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Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected to a Board in the Columbia Funds Complex	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee
Minor M. Shaw (Born 1947) Trustee	Indefinite term; Trustee since 2003	President – Micco Corporation and Mickel Investment Group	79	Board Member – Piedmont Natural Gas

Standing Committees

The Trust has three standing committees, including the Audit Committee, the Governance Committee and the Investment Committee.

The function of the Audit Committee is oversight. Management (which generally means the appropriate officers of a Company, and a Fund’s investment advisor(s), administrator(s) and other key service providers (other than the independent public accountant)) is primarily responsible for the preparation the financial statements of each Fund, and the independent public accountants are responsible for auditing those financial statements. Management also is responsible for maintaining appropriate systems for accounting and “internal controls over financial reporting” (as such term is defined in Rule 30a-3 under the 1940 Act), and the independent public accountants are primarily responsible for considering such internal controls over financial reporting in connection with their financial statement audits. While each Audit Committee has the duties and powers set forth in the Audit Committee charter, each Audit Committee is not responsible for planning or conducting any Fund audit or for determining whether a Fund’s financial statements are complete and accurate and are in accordance with generally accepted accounting principles.

The Audit Committee has, among other things, specific power and responsibility to: (i) oversee its Funds’ accounting and financial reporting processes and practices, its internal controls over financial reporting and, as appropriate, the internal controls over financial reporting of key service providers; (ii) approve, and recommend to the full Board for its approval in accordance with applicable law, the selection and appointment of an independent auditor for each Fund prior to the engagement of such independent auditor; (iii) pre-approve all audit and non-audit services provided to each Fund by its independent auditor, directly or by establishing pre-approval policies and procedures pursuant to which such services may be rendered, provided however, that the policies and procedures are detailed as to the particular service and the Audit Committee is informed of each service, and such policies do not include the delegation to management of the Audit Committee’s responsibilities under the 1934 Act or applicable rules or listing requirements; and (iv) pre-approve all non-audit services provided by a Fund’s independent auditor to the Fund’s investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund. Each Trustee is a member of the Audit Committee. The Audit Committee members are all not “interested” persons (as defined in the 1940 Act). The Audit Committee met on [            ] occasions during the last fiscal year.

The primary responsibilities of the Governance Committee include, as set forth in its charter: (i) nominating Independent Trustees; (ii) addressing matters relating to compensation of Trustees who are not current directors, officers or employees of a Fund’s investment advisor or sub-advisor or any control affiliate thereof, including deferred compensation and retirement policies; and (iii) evaluating each Board and its committee structure as often as it deems necessary or desirable to determine whether each is functioning effectively. Each Governance Committee shall determine the nature of the evaluation and its role therein in its sole discretion. Each Trustee is a member of the Governance Committee. The Governance Committee met on [            ] occasions during the last fiscal year.

The primary responsibilities of the Investment Committee are, as set forth in its charter, to assist the Board in carrying out its oversight responsibilities in specific areas of investment management, both by acting as liaison between the

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full Board and the Advisor on investment matters, and by acting on behalf of the Board, on an interim basis, on investment issues in non-recurring or extraordinary circumstances when it is impractical to convene a meeting of the full Board. In carrying out these general responsibilities, the Investment Committee assists the Board in connection with issues relating to: the investment policies and procedures adopted for the Funds; appropriate performance benchmarks and other comparative issues; portfolio management staffing and other personnel issues of the Advisor; investment related compliance issues; possible exemptive applications or other relief necessary or appropriate with respect to investment matters; and other investment related matters referred from time to time to the Committee by the full Board. The Committee reports its activities to the full Board on a regular basis and is responsible for making such recommendations with respect to the matters described above and other matters as the Committee may deem necessary or appropriate. Each Trustee is a member of the Investment Committee. The Investment Committee met on [            ] occasions during the last fiscal year.

Compensation

Trustees are compensated for their services to the Columbia Funds Family on a complex-wide basis, and not on a per registered investment company or per Fund basis, as shown in the table below.

Independent Trustee Compensation for the Fiscal Year Ended March 31, 2007

Name of Trustee	Aggregate Compensation from the Trust (a)	Total Compensation from the Columbia Funds Complex Paid to Independent Trustees (b),(c)
Edward J. Boudreau, Jr.
William P. Carmichael
Minor M. Shaw
R. Glenn Hilliard
William A. Hawkins

(a)	All Trustees receive reasonable reimbursements for expenses related to their attendance at meetings of the Board, which [is/is not] included in the amounts shown.
(b)	The Trustees received compensation from [ ] investment companies that are deemed to be part of the Columbia Funds Complex: the Trust, [ ].
(c)	Total compensation amounts include deferred compensation payable to or accrued to the following Trustees:

Columbia Funds Deferred Compensation Plan

Under the terms of the Columbia Funds Deferred Compensation Plan for Eligible Trustees (the Deferred Compensation Plan), each Trustee may elect, on an annual basis, to defer all or any portion of the annual Board fees (including the annual retainer and all attendance fees) payable to the Trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring Trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Funds. Distributions from the deferring Trustees’ deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten years beginning on the first day of the first calendar quarter following the later of the quarter in which the Trustee attains age 65 or the quarter in which the Trustee terminates service as Trustee of the Funds. The Board, in its sole discretion, may accelerate or extend such payments after a Trustee’s termination of service. If a deferring Trustee dies prior to the commencement of the distribution of amounts in his/her deferral account, the balance of the deferral account will be distributed to his/her designated beneficiary in a lump sum as soon as practicable after the Trustee’s death. If a deferring Trustee dies after the commencement of such distribution, but prior to the complete distribution of his/her deferral account, the balance of the amounts credited to his/her deferral account will be distributed to his/her designated beneficiary over the remaining period during which such amounts were distributable to the Trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way and deferring Trustees have the status of unsecured creditors of the Trust.

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Beneficial Equity Ownership

As of the date of this SAI, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of each class of shares of each Fund. The table below shows for each Trustee the amount of Fund equity securities beneficially owned by the Trustee and the aggregate value of all investments in equity securities of the Columbia Funds Family, stated as one of the following ranges:
A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2006

Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family
Edward J. Boudreau, Jr.
William P. Carmichael
Minor M. Shaw
R. Glenn Hilliard
William A. Hawkins

The Officers

The following table provides basic information about the Officers of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Officer is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02110.

Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Christopher L. Wilson (Born 1957) One Financial Center Boston, MA 02110	President and Chief Executive Officer	2004	President – Columbia Funds, since October 2004; Managing Director – Columbia Management Advisors, LLC, since September 2004; Senior Vice President – Columbia Management Distributors, Inc., since January 2005; Director – Columbia Management Services, Inc., since January 2005; Director – Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director – FIM Funding, Inc., since January 2005; President and Chief Executive Officer – CDC IXIS AM Services, Inc. (asset management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America-affiliated entities, including other registered and unregistered funds

James R. Bordewick, Jr. (Born 1959) One Financial Center Boston, MA 02110	Senior Vice President, Secretary and Chief Legal Officer	2006	Associate General Counsel, Bank of America, since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management prior to April 2005

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Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
J. Kevin Connaughton (Born 1964) One Financial Center Boston, MA 02110	Senior Vice President, Chief Financial Officer and Treasurer	2004	Vice President – Columbia Management Advisors, Inc., since April 2003; President – Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer – Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004 – Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds
Linda J. Wondrack (Born 1964) 100 Federal Street Boston, MA 02110	Senior Vice President and Chief Compliance Officer	2007	Director of the Advisor and Bank of America Investment Product Group Compliance since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management from August 2004 to May 2005; Managing Director, Deutsche Asset Management prior to August 2004
Michael G. Clarke (Born 1969) One Financial Center Boston, MA 02110	Chief Accounting Officer and Assistant Treasurer	2004	Director of Fund Administration since January 2006; Managing Director of the Advisor from September 2004 to December 2005; Vice President of Fund Administration from June 2002 to September 2004; Vice President of Product Strategy and Development prior to September 2004
Stephen T. Welsh (Born 1957) One Financial Center Boston, MA 02110	Vice President	2004	President – Columbia Management Services, Inc. since July 2004; Senior Vice President and Controller – Columbia Management Services, Inc. prior to July 2004
Barry S. Vallan (Born 1969) One Financial Center Boston, MA 02110	Controller	2006	Vice President – Fund Treasury of the Advisor since October 2004: Vice President – Trustee Reporting from April 2002 to October 2004; Management Consultant, PwC (independent registered accounting firm) prior to 2002

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BROKERAGE ALLOCATION AND OTHER PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

Subject to policies established by the Board, the Advisor (or the investment sub-advisor(s) who make the day-to-day decisions for a Fund, as applicable) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of a Fund’s securities transactions, and for the allocation of brokerage in connection with such transactions. The Advisor’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities generally are traded on a “net” basis with dealers acting as principal for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are bought at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be bought directly from an issuer, in which case no commissions or discounts are paid.

The Funds are affiliated with the NYSE specialist firm Fleet Specialist, Inc. In order to ensure that markets are fair, orderly and competitive, NYSE specialist firms are responsible for maintaining a liquid and continuous two-sided auction market by acting as both an agent and a principal. Specialists are entrusted to hold the interest of customer orders above the specialist’s own interest and will buy and sell securities as principal when such transactions are necessary to minimize imbalances between supply and demand. Fleet Specialist, Inc. may make a market in certain securities held by the Funds.

In placing orders for portfolio securities of a Fund, the Advisor gives primary consideration to obtaining the most favorable price and efficient execution. This means that the Advisor will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Advisor will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instant and other transactions, and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Advisor’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Advisor and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services also may include the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

The outside research is useful to the Advisor since, in certain instances, the broker/dealers utilized by the Advisor may follow a different universe of securities issuers and other matters than the Advisor’s staff can follow. In addition, this research provides the Advisor with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Advisor. Research services that are provided to the Advisor by broker/dealers are available for the benefit of all accounts managed or advised by the Advisor. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Advisor is of the opinion that because the broker/dealer research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that the Advisor would have bought any such research services had such services not been provided by broker/dealers, the expenses of such services to the Advisor could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the Advisor with clients other than the Funds. Similarly, any research services received by the Advisor through the placement of transactions of other clients may be of value to the Advisor in fulfilling its obligations to the Funds. The Advisor is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Advisor’s investment advice. The advisory fees paid by the Trust are not reduced because the Advisor receives such services.

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Under Section 28(e) of the 1934 Act, the Advisor shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Advisor must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Advisor’s clients, including the Funds.

Commission rates are established pursuant to negotiations with broker/dealers based on the quality and quantity of execution services provided by broker/dealers in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions that generally are fixed. Transactions in both foreign and domestic over-the-counter markets generally are principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Advisor, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain instances there may be securities that are suitable for more than one Fund as well as for one or more of the other clients of the Advisor. Investment decisions for each Fund and for the Advisor’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are engaged simultaneously in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction that may affect a Fund.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund’s interests.

The Trust will not execute portfolio transactions through, or buy or sell portfolio securities from or to, the Distributor, the Advisor, the Administrator, or their affiliates, acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Advisor is authorized to allocate buy and sell orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions that are affiliated with Bank of America. To the extent that a Fund executes any securities trades with an affiliate of Bank of America, the Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that the Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (a) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker/dealer; (b) the affiliated broker/dealer charged the Fund commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker/dealer in question; and (c) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

Certain affiliates of Bank of America, such as its subsidiary banks, may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds

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bought by certain of the Funds. Bank of America or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, the Funds may buy securities from a member of an underwriting syndicate in which an affiliate of Bank of America is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to the Rule.

Particularly given the breadth of the Advisor’s investment management activities, investment decisions for each Fund are not always made independently from those for the other Funds, or other investment companies and accounts advised or managed by the Advisor. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Funds and another investment portfolio, investment company, or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to each Fund and such other investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or bought for the Funds with those to be sold or bought for other investment portfolios, investment companies, or accounts in executing transactions.

See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following tables describe the types and amounts of brokerage commissions paid by the Funds during their three most recently completed fiscal years. In certain instances the Funds may pay brokerage commissions to broker/dealers that are affiliates of Bank of America. As indicated above, all such transactions involving the payment of brokerage commissions are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Funds

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Columbia California Tax-Exempt Reserves
Columbia Cash Reserves
Columbia Connecticut Municipal Reserves
Columbia Government Reserves
Columbia Government Plus Reserves
Columbia Massachusetts Municipal Reserves
Columbia Money Market Reserves
Columbia Municipal Reserves
Columbia New York Tax-Exempt Reserves
Columbia Prime Reserves
Columbia Tax-Exempt Reserves
Columbia Treasury Reserves

The Funds have paid brokerage commissions to the indicated affiliated broker/dealers for the fiscal year ended March 31, 2007 as shown in the table below.

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Brokerage Commissions Paid by the Funds to Affiliated Broker/Dealers as of March 31, 2007

Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission	Percentage of Aggregate Brokerage Commissions Paid to Broker/Dealer	Percentage of Aggregate Brokerage Transactions Effected through Broker/Dealer
Columbia California Tax-Exempt Reserves
Columbia Cash Reserves
Columbia Connecticut Municipal Reserves
Columbia Government Reserves
Columbia Government Plus Reserves
Columbia Massachusetts Municipal Reserves
Columbia Money Market Reserves
Columbia Municipal Reserves
Columbia New York Tax-Exempt Reserves
Columbia Prime Reserves
Columbia Tax-Exempt Reserves
Columbia Treasury Reserves

The Funds have paid brokerage commissions to the indicated affiliated broker/dealers for the fiscal year ended March 31, 2006 as shown in the table below.

Brokerage Commissions Paid by the Funds to Affiliated Broker/Dealers as of March 31, 2006

Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission
Columbia California Tax-Exempt Reserves
Columbia Cash Reserves
Columbia Connecticut Municipal Reserves
Columbia Government Reserves
Columbia Government Plus Reserves
Columbia Massachusetts Municipal Reserves
Columbia Money Market Reserves

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Brokerage Commissions Paid by the Funds to Affiliated Broker/Dealers as of March 31, 2006

Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission
Columbia Municipal Reserves
Columbia New York Tax-Exempt Reserves
Columbia Prime Reserves
Columbia Tax-Exempt Reserves
Columbia Treasury Reserves

The following Funds have paid brokerage commissions to the indicated affiliated broker/dealers for the fiscal year ended March 31, 2005 as shown in the table below.

Brokerage Commissions Paid by the Funds to Affiliated Broker/Dealers as of March 31, 2005

Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission
Columbia California Tax-Exempt Reserves
Columbia Cash Reserves
Columbia Connecticut Municipal Reserves
Columbia Government Reserves
Columbia Government Plus Reserves
Columbia Massachusetts Municipal Reserves
Columbia Money Market Reserves
Columbia Municipal Reserves
Columbia New York Tax-Exempt Reserves
Columbia Prime Reserves
Columbia Tax-Exempt Reserves
Columbia Treasury Reserves

Directed Brokerage

A Fund or the Advisor, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Fund’s brokerage transactions to a broker/dealer because of the research services it provides the Fund or the Advisor.

During the fiscal year ended March 31, 2007, no Fund directed brokerage transactions.

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Securities of Regular Broker/Dealers

In certain cases, the Funds, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Advisor uses to transact brokerage for the Columbia Funds Family.

As of March 31, 2007, the Funds owned securities of its “regular brokers or dealers” or their parents, as defined in Rule 10b-1 of the 1940 Act, as shown in the table below.

Investments in Securities of Regular Broker/Dealers as of March 31, 2007

Fund	Broker/Dealer	Dollar Amount of Securities Held
Columbia California Tax-Exempt Reserves
Columbia Cash Reserves
Columbia Connecticut Municipal Reserves
Columbia Government Reserves
Columbia Government Plus Reserves
Columbia Massachusetts Municipal Reserves
Columbia Money Market Reserves
Columbia Municipal Reserves
Columbia New York Tax-Exempt Reserves
Columbia Prime Reserves
Columbia Tax-Exempt Reserves
Columbia Treasury Reserves

Additional Shareholder Servicing Payments

The Funds, along with the Transfer Agent and/or the Distributor may pay significant amounts to financial intermediaries (as defined below), including other Bank of America affiliates, for providing the types of services that would typically be provided directly by a Fund’s transfer agent. The level of payments made to financial intermediaries may vary. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Fund through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support (additional shareholder services). These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the total Fund assets in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of total Fund assets in the program on an annual basis for those classes of shares that do not pay service fees pursuant to a Rule 12b-1 Plan. As of September 1, 2005, the Board has authorized the Funds to pay up to 0.11% of this amount. Such payments will be made by a Fund to the Transfer Agent who will in turn make payments to the financial intermediary for the provision of such additional shareholder services. The Fund’s Transfer Agent, Distributor or their affiliates will pay, from their own resources, amounts in excess of the amount paid by the Fund to financial intermediaries in connection with the provision of these additional shareholder services and other services (See Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments for more information including a list of the financial intermediaries, as of the date of this SAI, receiving such payments).

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For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Funds also may make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

Additional Financial Intermediary Payments

Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described below under Brokerage Allocation and Other Practices – Shareholder Servicing Payments. For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Distributor and other Bank of America affiliates may pay additional compensation to selected financial intermediaries, including other Bank of America affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary also may receive payments described above in Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, the Distributor and other Bank of America affiliates may consider a number of factors, including, without limitation, asset mix and length or relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as described more fully below), and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

These additional payments by the Distributor and other Bank of America affiliates are made pursuant to agreements between the Distributor and other Bank of America affiliates and financial intermediaries and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales, or the distribution (Rule 12b-1) fees and expenses paid by the Fund as shown under the heading Fees and Expenses in the Fund’s prospectus.

Marketing Support Payments

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying a Fund as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing, and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

While the financial arrangements may vary for each financial intermediary, the marketing support payments to each financial intermediary generally are expected to be between 0.05% and 0.35% (between 0.03% and 0.12% in the case of the Money Market Funds) on an annual basis for payments based on average net assets of the Columbia Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds (other than the Money Market Funds) attributable to the financial intermediary. The Distributor and other Bank of America affiliates may make payments in materially larger amounts or on a basis materially different from those described

53

above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make marketing support payments to the financial intermediaries or their affiliates shown below.

Recipients of Marketing Support Payments from the Distributor and/or other Bank of America affiliates

•     G. Edwards & Sons, Inc.

•     AIG Advisor Group

•     Ameriprise Financial Services, Inc.

•     AXA Advisors, LLC

•     Banc of America Securities LLC

•     Banc of America Securities Limited

•     Bank of America, N.A.

•     Bank of New York

•     Bear Stearns Securities Corporation

•     BMO Nesbitt Burns

•     Brown Brothers Harriman & Co.

•     Chicago Mercantile Exchange

•     Citicorp Investment Services

•     Citigroup Global Markets Inc.

•     Commonwealth Financial Network

•     Custodial Trust Company

•     FAS Corp.

•     Fidelity Brokerage Services, Inc.

•     FinancialOxygen, Inc.

•     Genworth Financial, Inc.

•     Goldman, Sachs & Co.

•     Harris Corp.

•     Huntington Capital Corp.

•     Independent Financial Markets Group, Inc.

•     ING Group

•     J.J.B. Hilliard, W.L. Lyons, Inc.

•     Lincoln Financial Advisors Corp.

•     Linsco/Private Ledger Corp. (LPL)

•     Mellon Financial Markets, LLC

•     Merrill Lynch, Pierce, Fenner & Smith Incorporated

•     Money Market One

•     Morgan Stanley & Co. Incorporated

•     National Financial Services LLC

•     New York State Deferred Compensation Board

•     Pershing LLC

•     PNC Bank, N.A.

•     Raymond James & Associates, Inc.

•     Raymond James Financial Services, Inc.

•     Security Benefit Life Insurance Company

•     SEI Investments Inc.

•     SVB Securities

•     Silicon Valley Bank

•     Summit Bank

•     Sungard Institutional Brokerage Inc.

•     Sun Life Assurance Company of Canada

•     TIAA-CREF Life Insurance Company

•     Transamerica Corporation

•     UBS Financial Services Inc.

•     US Bank National Association

•     Wachovia Securities LLC

•     Webster Investment Services, Inc.

•     Wells Fargo Management LLC

•     Wells Fargo Corporate Trust Services

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Shareholder Servicing Payments

The Distributor and other Bank of America affiliates may also make payments to certain financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate financial intermediaries for a variety of services they provide to such programs. These amounts are in addition to amounts that may be paid on behalf of the Funds (see Brokerage Allocation and Other Practices – Additional Shareholder Servicing Payments) and may be in addition to the marketing support payments paid by the Distributor described above. A financial intermediary may perform program services itself or may arrange with a third party to perform program services. These shareholder services may include sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. Payments by the Distributor and other Bank of America affiliates for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the total Fund assets in the program on an

54

annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of total Fund assets in the program on an annual basis for those classes of shares that do not pay service fees pursuant to a Rule 12b-1 Plan. In addition, the Distributor and other Bank of America affiliates may make lump sum payments to selected financial intermediaries receiving shareholder servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Funds on the financial intermediary’s system or other similar services.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make shareholder servicing payments to the financial intermediaries or their affiliates shown below.

Recipients of Shareholder Servicing Payments from the Distributor and/or other Bank of America affiliates

•     ABR Retirement Plan Services, Inc.

•     ACS HR Solutions LLC

•     ADP Retirement Services

•     American Century Investments

•     Ameriprise Financial Services, Inc.

•     AMG Service Corp.

•     AST Trust Company

•     Benefit Plan Administrators

•     Bisys Retirement Services

•     Ceridian Retirement Plan Services

•     Charles Schwab & Co.

•     Citigroup Global Markets Inc.

•     CitiStreet LLC

•     City National Bank

•     CNA Trust Corporation

•     Compensation & Capital Administrative Services, Inc.

•     CompuSys Erisa Group of Companies

•     Crown Point Trust Company

•     Daily Access Concepts, Inc.

•     Digital Retirement Solutions

•     Edgewood Services, Inc.

•     E*Trade Group, Inc.

•     ExpertPlan

•     Fidelity Investments Institutional Operations Co.

•     Fiserv Trust Company

•     Great West Life & Annuity Co.

•     GWFS Equities, Inc.

•     Hartford Life Insurance Company

•     Hewitt Associates LLC

•     Invesmart, Inc.

•     John Hancock Life Insurance Company (USA)

•     John Hancock Life Insurance Company of New York

•     JP Morgan Retirement Plan Services LLC

•     Lincoln Financial Group

•     Linsco/Private Ledger Corp.

•     M&T Securities, Inc.

•     Marquette Trust Company

•     Massachusetts Mutual Life Insurance Company

•     Matrix Settlement & Clearance Services

•     Mercer HR Services, LLC

•     Merrill Lynch, Pierce, Fenner & Smith Incorporated

•     Mid Atlantic Capital Corporation

•     National Deferred Compensation, Inc.

•     National Investor Services Corp.

•     Nationwide Investment Services

•     New York State Deferred Compensation, Inc.

•     NYLife Distributors LLC

•     PNC Advisors

•     Princeton Retirement Group

•     RBC Dain Rauscher Inc.

•     Robert W. Baird & Co., Inc.

•     Stanton Trust

•     Strong Funds Distributors, Inc.

•     Sungard Investment Products, Inc.

•     The 401k Company

•     T. Rowe Price Group, Inc.

•     The Gem Group, L.P.

•     The Principal Financial Group

•     The Vanguard Group, Inc.

•     Unified Trust Company, N.A.

•     Wachovia Securities, LLC

•     Wells Fargo Bank, N.A.

•     Wells Fargo Funds Management, LLC

•     Wespac Plan Services, Inc.

•     Wilmington Trust Corporation

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments

From time to time, the Distributor, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of a Fund to the extent not prohibited by laws or the rules of any self-

55

regulatory agency, such as the NASD. Such compensation provided by the Distributor may include financial assistance to financial intermediaries that enable the Distributor to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment, and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding it services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest for more information.

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CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Funds offer shares in the classes shown in the table below. Subject to certain limited exceptions discussed in a Fund’s prospectus(es), a Fund may no longer be accepting new investments from current shareholders or prospective investors. The Trust, however, may at any time and without notice, offer any of these classes to the general public for investment.

Share Classes Offered by the Funds

Fund	Class A	Class B	Class C	Class Z	Daily Class	Investor Class	Trust Class	Liquidity Class	Capital Class	Adviser Class	Institutional Class	G-Trust Shares	Retail A Shares	Marsico Shares
Columbia California Tax-Exempt Reserves					✓	✓	✓	✓	✓	✓	✓
Columbia Cash Reserves	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓			✓
Columbia Connecticut Municipal Reserves												✓	✓
Columbia Government Reserves	✓				✓	✓	✓	✓	✓	✓	✓	✓	✓
Columbia Government Plus Reserves								✓	✓	✓	✓	✓	✓
Columbia Massachusetts Municipal Reserves												✓	✓
Columbia Money Market Reserves							✓	✓	✓	✓	✓	✓	✓
Columbia Municipal Reserves				✓	✓	✓	✓	✓	✓	✓	✓
Columbia New York Tax-Exempt Reserves	✓				✓		✓		✓	✓	✓	✓	✓

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Share Classes Offered by the Funds

Fund	Class A	Class B	Class C	Class Z	Daily Class	Investor Class	Trust Class	Liquidity Class	Capital Class	Adviser Class	Institutional Class	G-Trust Shares	Retail A Shares	Marsico Shares
Columbia Prime Reserves								✓	✓	✓	✓
Columbia Tax-Exempt Reserves	✓				✓	✓	✓	✓	✓	✓	✓	✓	✓
Columbia Treasury Reserves	✓				✓	✓	✓	✓	✓	✓	✓

The Trust’s Amended and Restated Declaration of Trust (Declaration of Trust) permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts, because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of a Fund’s shares, other than the possible future termination of the Fund. The Fund may be terminated by reorganization into another mutual fund or by liquidation and distribution of its assets. Unless terminated by reorganization or liquidation, the Fund will continue indefinitely.

Shareholder Liability

The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Fund will not be personally liable for payment of the Fund’s debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

Dividend Rights

The shareholders of a Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of such Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

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Voting Rights and Shareholder Meetings

Shareholders have the power to vote only as expressly granted under the 1940 Act or under Delaware statutory trust law. Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements and principal underwriting agreements; (iii) approve a change in subclassification of a Fund; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant.

With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund is required by law or where the matter involved only affects one Fund. For example, a change in the Fund’s fundamental investment policy affects only one Fund and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an Investment Advisory Agreement or Investment Sub-Advisory Agreement, since it only affects one Fund, is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Funds. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or a Fund, shareholders of the Fund are entitled to receive the assets attributable to the relevant class of shares of the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Conversion Rights

Shareholders have the right, which is subject to change by the Board, to convert or “exchange” shares of one class for another. Such right is outlined and subject to certain conditions set forth in the Funds’ prospectuses.

Redemptions

Each Fund’s dividend, distribution and redemption policies can be found in its prospectus under the headings Buying, Selling and Exchanging Shares and Distributions and Taxes. However, the Board may suspend the right of shareholders to sell shares when permitted or required to do so by law, or compel sales of shares in certain cases.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

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Calls or Assessment

All Fund shares are issued in uncertificated form only, and when issued will be fully paid and non-assessable by the Trust.

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PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase, Redemption and Exchange

An investor may buy, sell and exchange shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds’ prospectuses. The following information supplements that which can be found in the Funds’ prospectuses.

Purchases and Redemptions

The Funds have authorized one or more broker/dealers to accept buy and sell orders on the Funds’ behalf. These broker/dealers are authorized to designate other intermediaries to accept buy and sell orders on the Funds’ behalf. A Fund will be deemed to have received a buy or sell order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, accepts the order. Customer orders will be priced at the Fund’s net asset value next computed after they are accepted by an authorized broker/dealer or the broker’s authorized designee.

The Trust also may make payment for sales in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; (d) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Front-End Sales Charge Waivers

The investors listed below can buy Class A shares without paying a front-end sales charge.

•	Employees of Bank of America (and its predecessors), its affiliates and subsidiaries.

•	Trustees of funds advised or administered by the Advisor.

•	Directors, officers and employees of the Advisor, the Distributor, or its successors, any investment sub-advisor and companies affiliated with the Advisor.

•	Registered representatives and employees of selling and servicing agents (including their affiliates) that are parties to dealer agreements or other sales arrangements with the Distributor.

•	Broker/dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes.

•	Employees or partners of any contractual service provider to the Columbia Funds.

•	Families of the parties listed above and their beneficial accounts. Family members include: spouses, parents, stepparents, legal guardians, children, stepchildren, father-in-laws and mother-in-laws.

•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only.

•	Banks, trust companies and thrift institutions, acting as fiduciaries.

•

Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may buy Class A shares of any Fund without paying a front-end sales charge in those cases where a Columbia Fund Class Z share is not available.

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•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

•

Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be bought at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with the Distributor pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

•	Certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

•

Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain Columbia Funds may also be bought at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with the Distributor pursuant to which the Columbia Funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

•

Investors investing all or a portion of the proceeds received in connection with the liquidation of Colonial Insured Municipal Fund may purchase Class A shares with such proceeds without paying a front-end sales charge, provided that the proceeds are invested in Class A shares of the funds within 90 days of May 25, 2007, the record date for the liquidating distribution (i.e., by August 23, 2007). To purchase Class A shares of the funds without a front-end load, investors must notify the Fund’s transfer agent, Columbia Management Services, Inc., at or prior to the time of purchase, that such purchase of Class A shares of the funds represents all or a portion of the investor’s proceeds received from the liquidation of Colonial Insured Municipal Fund.

•

At the Fund’s discretion, front-end sales charges may be waived to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Columbia Funds are a party.

Investors can also buy Class A shares without paying a sales charge if they buy the shares within 365 days of selling Class A shares of the same Fund. This is called the reinstatement privilege and allows investors to invest up to the amount of the sale proceeds. The reinstatement privilege does not apply to any shares bought through a previous reinstatement. The Transfer Agent, the Distributor or their agents must receive written reinstatement requests within 365 days after shares are sold.

Contingent Deferred Sales Charges (Class A, Class B and Class C Shares)

Shareholders won’t pay a CDSC on the following transactions:

Death: CDSCs may be waived on sales following the death of: (1) the sole shareholder on an individual account; (2) a joint tenant where the surviving joint tenant is the deceased’s spouse; or (3) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfer to Minors Act (UTMA) or other custodial account.

If the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any sale from the estate account. If the account is transferred to a new registration and then a sale n is requested, the applicable CDSC will be charged.

Systematic Withdrawal Plan (SWP): CDSCs may be waived on sales occurring pursuant to a monthly, quarterly or semi-annual SWP established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value at the time that the SWP is established. Otherwise a CDSC will be charged on SWP sales until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested.

Disability: CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant spousal account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (1) the disability must arise after the purchase of shares; (2) the disabled shareholder must have been under the age

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of 65 at the time of the initial determination of disability; and (3) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.

Death of a trustee: CDSCs may be waived on sales occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where: (1) the grantor of the trust is the sole trustee and the sole life beneficiary, and (2) death occurs following the purchase, and (3) the trust document provides for the dissolution of the trust upon the trustee’s death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent sale.

Health savings accounts: CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.

Returns of excess contributions: CDSCs may be waived on sales required to return excess contributions made to retirement plans or individual retirement accounts, so long as the financial intermediary agrees to return the applicable portion of any commission paid by the Distributor.

Qualified retirement plans: CDSCs may be waived on shares sold by employee benefit plans created according to Section 403(b) of the Code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the Code. To qualify for the waiver, the plan must be a participant in an alliance program that has signed an agreement with Columbia Funds or the Distributor.

Return of commission: CDSCs may be waived on shares sold by intermediaries that are part of the Nations Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

Non-U.S. investors: CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-US investors.

IRS Section 401 and 457: CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under Section 401 or 457 of the Code.

Medical payments: CDSC may be waived on shares sold for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

Shares liquidated by transfer agent: CDSC may be waived for shares sold under the Distributor’s right to liquidate a shareholder’s account, including but not limited to, instances where the aggregate net asset value of Class A, Class B or Class C shares held in the account is less than the minimum account size.

Plans of reorganization: At the Funds’ discretion, CDSC may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

A CDSC may be waived on the sale of Class C shares sold by a non-profit organization qualified under Section 501(c)(3) of the Code in connection with the Banc of America Capital Management Charitable Giving Program.

Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

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Offering Price

The share price of each Fund is based on the Fund’s net asset value per share, which is calculated for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. unless the NYSE closes earlier) on each day a Fund is open for business, unless a Board determines otherwise.

The value of a Fund’s portfolio securities for which a market quotation is available is determined in accordance with the Trust’s valuation procedures. In general terms, the valuation procedures provide that domestic exchange traded securities (other than NASDAQ listed equity securities) generally will be valued at their last traded sale prices as reported on the principal exchange where those securities are traded. If no sales of those securities are reported on a particular day on the principal exchange, the securities generally will be valued at the mean between the latest bid and asked prices as reported on the principal exchange where those securities are traded. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Securities traded primarily on NASDAQ will generally be valued at the NASDAQ Official Closing Price (NOCP) (which is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to NASDAQ’s best bid price if the last trade price is below such bid price and down to NASDAQ’s best ask price if the last trade price is above such ask price). If no NOCP is available, the security will generally be valued at the last sale price shown on NASDAQ prior to the calculation of the NAV of the Fund. If no sale price is shown on NASDAQ, the latest bid price will be used. If no sale price is shown and no latest bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Funds’ fair valuation procedures. Securities traded on a foreign securities exchange will generally be valued at their last traded sale prices on a primary exchange. In the absence of a reported sale on a particular day, the securities will generally be valued at the mean between the latest bid and asked prices.

Securities not traded upon any exchange will generally be valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers. If quoted prices are unavailable or are believed to be inaccurate, market values will generally be determined based on quotes obtained from one or more broker(s) or dealer(s) or based on a price obtained from a reputable independent pricing service.

Financial futures will generally be valued at the latest reported sales price. Forward foreign currency contracts will generally be valued using market quotations from a widely used quotation system that reflects the current cost of covering or off-setting the contract. Exchange traded options will generally be valued at the latest reported sales price on their exchange. If there is no reported sale on the valuation date, the options will generally be valued at the mean between the latest bid and asked prices.

Over-the-counter derivatives will generally be valued at fair value in accordance with the Funds’ fair valuation procedures.

Repurchase agreements will generally be valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation. The market value of the securities underlying a repurchase agreement will be determined in accordance with the procedures above, as appropriate, for the purpose of determining the adequacy of collateral.

Shares of open-end investment companies held in a Fund’s portfolio will generally be valued at the latest net asset value reported by the investment company.

Debt securities will generally be valued by a pricing service which may employ a matrix or other indications of value, including but not limited to broker quotes, to determine valuations for normal institutional size trading units. The matrix can take into account various factors including, without limitation, bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). Debt securities for which a pricing service does not furnish valuations and for which market quotations are readily available will generally be valued based on the mean of the latest bid prices obtained from one or more dealers. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

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Securities for which market quotations are not readily available for any reason, including that the latest quotation is deemed unreliable or unreasonable, securities and other assets and liabilities are valued at “fair value” as determined in good faith by the Advisor’s valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as WEBS.

The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliated benefit plans where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

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TAXATION

The following information supplements and should be read in conjunction with the section in each prospectus entitled Distributions and Taxes. The prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income and certain state taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through a tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle, or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the IRS as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the federal tax consequences of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws to their investment in the Funds.

Qualification as a Regulated Investment Company

It is intended that each Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each regulated investment company is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses, and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future Treasury Regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund’s principal business of investing in stock or securities or options and futures with respect to stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts, and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss and at least 90% of its net tax-exempt interest income earned in each taxable year. If a Fund meets all of the

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regulated investment company requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

If, for any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable as dividend income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

Excise Tax

A 4% nondeductible excise tax will be imposed on each Fund’s net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute by December 31 of each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gain (adjusted for ordinary losses) for the 12 month period ending on October 31 of that year, and all of its ordinary income and capital gain net income from previous years that were not distributed during such years. Each Fund intends to distribute substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimus by a Fund).

Capital Loss Carry-Forwards

A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses. The Money Market Funds do not expect to have material capital loss carry-forwards, but no assurance can be given to this effect.

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its own capital loss carry-forwards and the use of its unrealized losses against future realized gains, or such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations or may engage in reorganizations in the future.

Equalization Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the

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amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

Taxation of Fund Investments

In general, realized gains or losses on the sale of Fund securities will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount (OID), such as a zero-coupon bond, the Fund may be required to annually include in its taxable or distributable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into “straddles” and at least one of the futures or option contracts comprising a part of such straddles is governed by Section 1256

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of the Code, described above, then such straddles could be characterized as “mixed straddles.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Fund could be subject to federal income tax and IRS interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances.

Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a recent IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income for a regulated investment company. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in derivatives transactions.

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In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Taxation of Distributions

Except for exempt-interest dividends paid out by the Tax-Exempt Funds, discussed below, all distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. For federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

Distributions designated by a Fund as capital gain distributions will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Fund will designate capital gain distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

If at the close of each quarter of its taxable year at least 50% of the value of the total assets of a Tax-Exempt Fund consist of interest on state and local bonds, then the Tax-Exempt Fund may pass through to its shareholders the tax-exempt character of its income from such assets by paying exempt-interest dividends. Exempt-interest dividends are dividends (other than capital gain dividends) paid by a regulated investment company that are designated as such in a written notice mailed to its shareholders.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares

In general, as long as a Money Market Fund maintains a net asset value of $1.00 per share, no gain or loss should be recognized upon the sale or exchange of Fund shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise. Under certain circumstances, an individual shareholder receiving qualified dividend income (defined below) from a Stock Fund may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under “wash sale” rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

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If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then Treasury Regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI. In addition, if a shareholder holds Tax-Exempt Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then regulations may permit an exception to this six-month rule. Additionally, where a Tax-Exempt Fund regularly distributes at least 90% of its net tax-exempt interest, if any, the Treasury Department is authorized to issue regulations reducing the six month holding requirement to a period of not less than the greater of 31 days or the period between regular distributions. No such regulations have been issued as of the date of this SAI.

Federal Income Tax Rates

As of the printing of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net capital gain.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to “qualified dividend income” equal to the highest net long-term capital gains rate, which generally is 15%. In general, “qualified dividend income” is income attributable to dividends received by the Fund in taxable years beginning on or before December 31, 2010 from certain domestic and foreign corporations, as long as certain holding period and other requirements are met. If 95% or more of a Fund’s gross income constitutes qualified dividend income, all of its distributions will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). If less than 95% of the Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that are attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Only dividends from direct investments will qualify. Payments received by the Fund from securities lending, repurchase and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners. Reductions in individual federal income tax on qualified dividend income generally will not apply to income or bond Fund distributions.

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions, which, in some cases, could effectively reduce or eliminate the benefit of lower marginal income tax rates. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various “sunset” provisions of federal income tax laws.

Backup Withholding

The Funds may be required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges, redemptions in-kind, and exempt-interest dividends) paid or credited to a Fund shareholder if the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (“TIN”); if (when required to do so), the shareholder fails to certify under penalty of perjury that the TIN provided is correct and that the shareholder is not subject to backup withholding, or if the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to backup withholding. This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future federal income tax liability, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.

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Tax-Deferred Plans

The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders

Subject to limitation and other rules, a corporate shareholder of an equity Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. The dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction only if certain holding period requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

Foreign Shareholders

With respect to taxable years beginning on or after January 1, 2005 and before January 1, 2008, distributions designated by a Fund as “interest-related distributions” generally will be exempt from federal income tax withholding provided the Fund obtains a properly completed and signed certificate of foreign status from such foreign shareholder (“exempt foreign shareholder”). Interest-related distributions are generally attributable to the Fund’s net interest income earned on certain debt obligations and paid to a nonresident alien individual, a foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), a foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), or a foreign corporation (each, a “foreign shareholder”). In order to qualify as an interest-related distribution, the Fund must designate a distribution as such not later than 60 days after the close of the Fund’s taxable year. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Fund, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). However, this tax generally will not apply to exempt-interest dividends from a Tax-Exempt Fund. Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares, capital gain distributions and, with respect to taxable years of a Fund beginning before January 1, 2008, “short-term capital gain distributions” (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) such gains or, in certain cases, distributions are attributable to gain from the sale or exchange of a U.S. real property interest, as discussed in the following paragraph. If such gains or distributions are effectively connected with a U.S. trade or business (or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an applicable income tax treaty), the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). “Short-term capital gain distributions” are distributions attributable to a Fund’s net short-term capital gain and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Under recently enacted legislation, any distribution by a Fund to a foreign shareholder that is attributable to gain from the Fund’s sale or exchange of a U.S. real property interest (which is defined in the Code to include, among other things, the stock of certain U.S. corporations that are substantially invested, directly or indirectly, in U.S. real property) may be subject to U.S. tax if more than half of a Fund’s assets are invested directly or indirectly in U.S. real property interests,

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taking into account the Fund’s investments in certain regulated investment companies and most REITs. Any such distributions that are taxable may be required to be reported by a foreign shareholder on a U.S. federal income tax return and will be subject to U.S. income tax at the rates applicable to U.S. persons, and also may be subject to federal income tax withholding at a rate of 35% (or less to the extent provided in Treasury Regulations). The preceding distribution rules generally will not apply to tax years beginning on or after January 1, 2008, except in limited circumstances in which a Fund has invested in a REIT. In addition, in certain circumstances, if a foreign shareholder disposes of its Fund shares prior to a distribution and acquires, or enters into a contract or option to acquire, a substantially identical interest in the Fund during the 61-day period beginning 30 days before the ex-dividend date of the distribution (a “wash sale transaction”), the foreign shareholder may be treated as having gain from the sale or exchange of a U.S. real property interest, which may be subject to the U.S. income tax and reporting requirements described above with respect to distributions. In addition to the distribution and wash sale transaction rules described above, in limited circumstances Fund shares could themselves be treated as U.S. real property interests, the disposition of which could be subject to similar U.S. income and withholding tax and reporting requirements. While the Funds do not expect Fund shares to constitute U.S. real property interests, a portion of a Fund’s distributions may be attributable to gain from the sale or exchange of U.S. real property interests and foreign shareholders may, therefore, be subject to U.S. tax and reporting requirements under the distribution rules described in this paragraph. Foreign shareholders should contact their tax advisors and financial planners regarding the tax consequences to them of such distributions.

The Money Market Funds do not expect to realize substantial capital gain, but no assurance can be given to this effect. If a Money Market Fund realizes any short-term capital gain, complex rules would apply to the qualification of Fund distributions of short-term capital gain to foreign shareholders; therefore, foreign shareholders are urged to consult their own tax advisors and financial planners with respect to the particular tax consequences to them of an investment in a Fund.

Even if permitted to do so, the Funds provide no assurance that they will designate any distributions as interest-related distributions or short-term capital gain distributions. Even if a Fund makes such designations, if you hold Fund shares through an intermediary, no assurance can be made that your intermediary will respect such designations.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships. If an International/Global Stock Fund qualifies and makes an election to pass-through foreign taxes to its shareholders, foreign shareholders of the Fund generally will be subject to increased federal income taxation without a corresponding benefit for the pass-through of foreign taxes.

Special Tax Considerations Pertaining to all the Tax-Exempt Funds

If at least 50% of the value of a regulated investment company’s total assets at the close of each quarter of its taxable years consists of obligations the interest on which is exempt from federal income tax, it will qualify under the Code to pay “exempt-interest distributions.” The Tax-Exempt Funds intend to so qualify and are designed to provide shareholders with a high level of income exempt from federal income tax in the form of exempt-interest distributions.

Distributions of capital gains or income not attributable to interest on a Tax-Exempt Fund’s tax-exempt obligations will not constitute exempt-interest distributions and will be taxable to its shareholders. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

Not later than 60 days after the close of its taxable year, each Tax-Exempt Fund will notify its shareholders of the portion of the distributions for the taxable year which constitutes exempt-interest distributions. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Tax-Exempt Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of a Tax-Exempt Fund will not be deductible to the extent that the Fund’s distributions are exempt from federal income tax.

In addition, certain deductions and exemptions have been designated “tax preference items” which must be added back to taxable income for purposes of calculating the federal alternative minimum tax (AMT). Tax preference items include tax-exempt interest on “private activity bonds.” To the extent that a Tax-Exempt Fund invests in private activity bonds, its shareholders will be required to report that portion of a Tax-Exempt Fund’s distributions attributable to income from the bonds as a tax preference item in determining their AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Exempt Fund. Persons who may be “substantial users” (or “related persons” of substantial

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users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in a Tax-Exempt Fund. Furthermore, shareholders will not be permitted to deduct any of their share of a Tax-Exempt Fund’s expenses in computing their AMT. In addition, exempt-interest distributions paid by a Tax-Exempt Fund to a corporate shareholder are included in the shareholder’s “adjusted current earnings” as part of its AMT calculation. As of the printing of this SAI, individuals are subject to an AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about the AMT should consult own their tax advisors.

The IRS is paying increased attention on whether obligations intended to produce interest exempt from federal income taxation in fact meet the requirements for such exemption. Ordinarily, the Tax-Exempt Funds rely on an opinion from the issuer’s bond counsel that interest on the issuer’s obligation will be exempt from federal income taxation. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the obligation to be taxable and could jeopardize a Tax-Exempt Fund’s ability to pay exempt-interest distributions. Similar challenges may occur as to state-specific exemptions.

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CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of [July 1, 2007], the name, address and percentage of ownership of each person who may be deemed to be a principal holder (i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares) is listed below.

Principal Holder Ownership of the Funds
Fund / Share Class	Shareholder Account Registration	Share Balance	Percent of Class
Columbia California Tax-Exempt Reserves – [ ]

Columbia Cash Reserves – [ ]

Columbia Connecticut Municipal Reserves – [ ]

Columbia Government Reserves – [ ]

Columbia Government Plus Reserves – [ ]

Columbia Massachusetts Municipal Reserves – [ ]

Columbia Money Market Reserves – [ ]

Columbia Municipal Reserves – [ ]

Columbia New York Tax-Exempt Reserves – [ ]

Columbia Prime Reserves – [ ]

Columbia Tax-Exempt Reserves – [ ]

Columbia Treasury Reserves – [ ]

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As of [July 1, 2007], the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of the Funds in that it is deemed to beneficially own greater than 25% of the outstanding shares either beneficially or by virtue of its fiduciary or trust roles or otherwise, is shown below. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

Control Person Ownership of the Funds

Fund	Shareholder Account Registration	Share Balance	Percent of Fund
Columbia California Tax-Exempt Reserves – [ ]

Columbia Cash Reserves – [ ]

Columbia Connecticut Municipal Reserves – [ ]

Columbia Government Reserves – [ ]

Columbia Government Plus Reserves – [ ]

Columbia Massachusetts Municipal Reserves – [ ]

Columbia Money Market Reserves – [ ]

Columbia Municipal Reserves – [ ]

Columbia New York Tax-Exempt Reserves – [ ]

Columbia Prime Reserves – [ ]

Columbia Tax-Exempt Reserves – [ ]

Columbia Treasury Reserves – [ ]

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APPENDIX A—DESCRIPTION OF SECURITY RATINGS

S&P

The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.

•	AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

•	AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

•

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

•

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

•

BB, B - Bonds rated BB and B are regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

•

To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest ratings used by S&P for short-term municipal notes.

•	SP-1 - Indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a “plus” (+) designation.

•	SP-2 - Indicates satisfactory capacity to pay principal and interest.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

Moody’s

The following summarizes the highest six ratings used by Moody’s for corporate and municipal bonds. The first four denote investment grade securities.

•

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

•

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

•

A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

•

Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

•

Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

•

B - Bond that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody’s applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

The following summarizes the two highest ratings used by Moody’s for short-term municipal notes and variable-rate demand obligations:

•

MIG-1/VMIG-1 - Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

•	MIG-2/VMIG-2 - Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:

•

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

•

AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

•

A - Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

•

BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

•

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment grade:

•	F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

•	F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

•

F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

For commercial paper, Fitch uses the short-term debt ratings described above.

APPENDIX B—PROXY VOTING POLICIES AND PROCEDURES

Columbia Management Advisors, LLC (“CMA”) - Proxy Voting Policy

Applicable Regulations

Rule 206(4)-6 under the Investment Advisers Act of 1940

*Form N-PX

*ERISA Department of Labor Bulletin 94-2

Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Explanation/Summary of Regulatory Requirements

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

Columbia Management Advisors, LLC (“CMA”) has adopted and implemented the following policy, which it believes is reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients; and (2) address material conflicts of interest that may arise. This policy applies primarily to the GWIM Investment Operations Group, as well as to Compliance Risk Management (“CRM”) and Legal. Business groups to which this policy applies and CRM must adopt written procedures to implement the policy.

Policy

All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA’s clients without regard to any resulting benefit or detriment to CMA or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly. Information regarding CMA’s proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds’ and other funds’ boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients’ proxy voting records to third parties. Rather, the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending June 30th.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when CMA expects to routinely refrain from voting:

1.	Proxies will usually not be voted in cases where the security has been loaned from the Client’s account.

2.	Proxies will usually not be voted in cases where international issuers impose share blocking restrictions.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Section III, Conflicts of Interest below). CMA’s proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

Means of achieving compliance

I. PROXY COMMITTEE

CMA has established a Proxy Committee whose standing members include senior investment management personnel, who participate as voting authorities on the Committee. Additionally, the Proxy Committee regularly involves other associates (e.g., Legal representative, Compliance Risk Management representative, GWIM Investment Operations representatives) who participate as needed to enable effective execution of the Committee’s responsibilities.

The Proxy Committee has established a charter, which sets forth the Committee’s purpose, membership and operation. The Proxy Committee’s functions include, in part,

(a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A) or on proposals which require special, individual consideration in accordance with Section IV.C;

(b) review at least annually of this Proxy Voting Policy and Voting Guidelines to ensure consistency with internal policies, client disclosures and regulatory requirements;

(c) review at least annually of existing Voting Guidelines and the need for development of additional Voting Guidelines to assist in the review of proxy proposals;

(d) ensure that appropriate disclosure of CMA’s Proxy Voting Policy is made to its clients, is disclosed in CMA’s Form ADV and is made to the Funds’ shareholders; and

(e) oversight of any circumstances where, as described in Section III, CMA may determine it is necessary to delegate proxy voting to an independent third party.

II. CMA’S INVESTMENT ASSOCIATES

Under CMA’s Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the GWIM Investment Operations Group will refer these matters first to the relevant CMA research analyst after first confirming with CRM that the proxy matter does not present a conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above. Information regarding CMA’s proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest – Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B - Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating it to the Proxy Department.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

III. CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate1, or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients’ interests. However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence CMA’s decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve it in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by CMA’s proxy guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA’s clients (collectively, “Proxy Referrals”), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM will collect and review any information deemed reasonably appropriate to evaluate if CMA or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest. CMA investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to Columbia Management’s Conflicts Officer in writing (see Appendix B). CRM will consider information about CMA’s significant business relationships, as well as other relevant information. The information considered by CRM may include information regarding: (1) CMA client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the CMA investment division regarding the proxy matter. CRM will consult with relevant experts, including legal counsel, as necessary.

If CRM determines that it reasonably believes (1) CMA has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, CRM will inform the Chair of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, CMA’s policy is to invoke one or more of the following conflict management procedures:

•	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA’s proxy voting agent);

•	Causing the proxies to be delegated to a qualified, independent third party, which may include CMA’s proxy voting agent.

•	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to CMA’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest – Additional Procedures

Additionally, by assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes to disclose in writing to the Columbia Management Conflicts of Interest Officer (within CRM) any

[1]

Bank of America Corporation (“BAC”), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA’s duty, in the proxy voting process, to act in the best economic interest of its clients.

actual or apparent personal material conflicts of interest which he or she may have (e.g., relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how CMA will vote proxies. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter. CMA’s investment associates also follow the same disclosure requirements for any actual or apparent personal material conflicts of interest as stated in this section.

In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA has undertaken a review of the proxy vendor’s conflicts of interest procedures, and will continue to monitor them on an ongoing basis.

BAC as well as CMA have adopted various other policies and procedures that help reinforce this Policy. Please see the associated documents.

Ownership Limits – Delegation of Proxy Voting to an Independent Third Party

From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that CMA can hold for clients (collectively, “Ownership Limits”).

The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be the Adviser’s proxy voting agent.

IV. PROXY VOTING GUIDELINES

A. CMA’s Proxy Voting Guidelines – General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA’s proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request that the Proxy Committee consider voting the proxy other than according to such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person’s, group’s, or entity’s relationship, if any, with the parties proposing and/or opposing the matter’s adoption using the Proxy Voting Recommendation Form (see Appendix C of this policy). The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Proposals

For the following categories of proposals, either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with the proxy vendor’s or a an individual client’s guidelines.

1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by the proxy vendor, or as specified by the client.

3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by the proxy vendor, or as specified by the client.

4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote. In general, CMA will refrain from voting such securities. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

5. Proxies of Investment Company Shares. Proposals on issues other than those specified in Section V.A will be voted on the specific instruction of the Proxy Committee.

6. Accounts Managed by CMA’s Quantitative Strategies Group. When an issue is held only within an account managed by CMA’s Quantitative Strategies Group and not in any other account within CMA, all proposals shall be voted according to the guidelines developed by the proxy vendor or as specified by the client.

7. Executive/Director Compensation. Except as provided in Appendix A, proposals relating to compensation of any executive or director will be voted as recommended by the proxy vendor or as otherwise directed by the Proxy Committee.

8. Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The GWIM Investment Operations Group is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The GWIM Investment Operations Group’s monitoring will take into account the following elements: (1) periodic review of the proxy vendor’s votes to ensure that the proxy vendor is accurately voting consistent with CMA’s Proxy Guidelines; and (2) review of the fund website to ensure that annual reports are posted in a timely and accurate manner. For additional information regarding the proxy voting process, please refer to the GWIM Investment Operations Desktop Procedures.

Supervision

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

Escalation

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Compliance Risk Management Conflicts Officer.

Monitoring/Oversight

The Compliance Assessment Team within Compliance Risk Management and the Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management’s compliance with the Proxy Voting Policy.

Recordkeeping

CMA will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

•	Proxy Committee Meeting Minutes and Other Materials

•	Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations

•	Conflicts of Interest Review Documentation, including Conflicts of Interest Forms

•	Client Communications Regarding Proxy Matters

Records should be retained for a period of not less than five years plus the current year. Records must be retained in an appropriate office of CM for the first two years.

CMA’s Proxy Voting Policy (Appendix A): CMA’S VOTING GUIDELINES

A. The Proxy Committee has adopted the following guidelines for voting proxies:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

•

Proposals for the election of directors or for an increase or decrease in the number of directors, provided that at least two-thirds of the Board of Directors are, presently or at any time during the previous three-year period, “independent” as defined by applicable regulatory and listing standards.

However, CMA generally will WITHHOLD votes from pertinent director nominees if:

(i)	the board as proposed to be constituted would have more than one-third of its members from management;

(ii)	the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as “independent,” i.e. having no material relationship, directly or indirectly, with the Company, as CMA’s proxy voting agent may determine (subject to the Proxy Committee’s contrary determination of independence or non-independence);

(iii)	the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters — ratification of the appointment of auditors);

(iv)	a director serves on more than six public company boards;

(v)	the CEO serves on more than two public company boards other than the company’s board.

On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

•

Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission (“SEC”) and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a “financial expert” in accordance with SEC rules.

•	Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

•

Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

•	Established governance standards and guidelines.

•	Full board composed of not less than three-fourths “independent” directors, as defined by applicable regulatory and listing standards.

•	Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

•

A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

•

Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

•

The pertinent class of the Company’s voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company’s proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

•	Proposals that grant or restore shareholder ability to remove directors with or without cause.

•	Proposals to permit shareholders to elect directors to fill board vacancies.

•	Proposals that encourage directors to own a minimum amount of company stock.

•	Proposals to provide or to restore shareholder appraisal rights.

•	Proposals to adopt cumulative voting.

•	Proposals for the company to adopt confidential voting.

CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA generally will vote AGAINST:

•	Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

•	Proposals that give management the ability to alter the size of the board without shareholder approval.

•	Proposals that provide directors may be removed only by supermajority vote.

•	Proposals to eliminate cumulative voting.

•	Proposals which allow more than one vote per share in the election of directors.

•	Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Proposals that mandate a minimum amount of company stock that directors must own.

•	Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

•	Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

•

Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA’s clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

•	Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

•	Proposals asking a company to expense stock options.

•	Proposals to put option repricings to a shareholder vote.

•

Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

•	Proposals for the remuneration of auditors if no more than 25% of the compensation costs comes from non audit activity.

CMA generally will vote AGAINST:

•	Stock option plans that permit issuance of options with an exercise price below the stock’s current market price, or that permit replacing or repricing of out-of-the money options.

•	Proposals to authorize the replacement or repricing of out-of-the money options.

•

Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

•

Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

•	Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

•	Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

•	Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

•

Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:

•	Whether the company has attained benefits from being publicly traded.

•	Cash-out value

•	Balanced interests of continuing vs. cashed-out shareholders

•	Market reaction to public announcement of transaction

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company’s assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

•	CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

•	CMA generally votes FOR shareholder proposals to eliminate a poison pill.

•	CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

•	CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company’s ability to make greenmail payments.

Supermajority vote

•

CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

•	CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

•	Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.

•	Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

CMA will review, on a CASE-BY-CASE basis, proposals for Bylaw amendments giving minority shareholders the ability to call a special meeting of stockholders.

CMA generally will vote FOR:

•	Proposals to approve routine business matters such as changing the company’s name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

•	Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

•	Credible reason exists to question:

•	The auditor’s independence, as determined by applicable regulatory requirements.

•	The accuracy or reliability of the auditor’s opinion as to the company’s financial position.

•	Fees paid to the auditor or its affiliates for “non-audit” services were excessive, i.e., in excess of the total fees paid for “audit,” “audit-related” and “tax compliance” and/or “tax return preparation” services, as disclosed in the company’s proxy materials.

•	Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

•	Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

•	Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

•

Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

•	Shareholder proposals to change the date, time or location of the company’s annual meeting of shareholders.

CMA will vote AGAINST:

•	Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

•

Proposals to change the location of the company’s state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

•	Proposals on whether and how to vote on “bundled” or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

•

FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

•

FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

•	Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

•	Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

•	Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

•

Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors/directors and/or legal action is being taken against the board by other shareholders.

•

Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company’s financial position.

•	Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

•	The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA’ categorization rules and the Dutch Corporate Governance Code.

•	No call/put option agreement exists between the company and the foundation.

•	There is a qualifying offer clause or there are annual management and supervisory board elections.

•	The issuance authority is for a maximum of 18 months.

•	The board of the company-friendly foundation is independent.

•	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

•	There are no priority shares or other egregious protective or entrenchment tools.

•	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

•	Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

•	Board structure

•	Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

•	Ignore a shareholder proposal that is approved by a majority of shares outstanding;

•	Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

•	Are interested directors and sit on the audit or nominating committee; or

•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

•	Past performance relative to its peers

•	Market in which fund invests

•	Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

•	Past shareholder activism, board activity and votes on related proposals

•	Strategy of the incumbents versus the dissidents

•	Independence of incumbent directors; director nominees

•	Experience and skills of director nominees

•	Governance profile of the company

•	Evidence of management entrenchment

Converting a Closed-end Fund to an Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

•	Past performance as a closed-end fund

•	Market in which the fund invests

•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

•	Proposed and current fee schedules

•	Fund category/investment objective

•	Performance benchmarks

•	Share price performance as compared with peers

•	Resulting fees relative to peers

•	Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

•	Stated specific financing purpose

•	Possible dilution for common shares

•	Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 (“1940 Act”):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Regulatory developments

•	Current and potential returns

•	Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	Fund’s target investments

•	Reasons given by the fund for the change

•	Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund’s investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective.

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s name, considering the following factors:

•	Political/economic changes in the target market

•	Consolidation in the target market

•	Current asset composition

Change in Fund’s Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s subclassification, considering the following factors:

•	Potential competitiveness

•	Current and potential returns

•	Risk of concentration

•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

•	Strategies employed to salvage the company

•	Past performance of the fund

•	Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

•	The degree of change implied by the proposal

•	The efficiencies that could result

•	The state of incorporation; net effect on shareholder rights

•	Regulatory standards and implications

CMA will vote FOR:

•

Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

•

Proposals enabling the Board to amend, without shareholder approval, the fund’s management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

•	Proposals enabling the Board to:

•	Change, without shareholder approval the domicile of the fund

•	Adopt, without shareholder approval, material amendments of the fund’s declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

•	Regulations of both states

•	Required fundamental policies of both states

•	The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940.

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives

•	The proposed distributor’s reputation and past performance

•	The competitiveness of the fund in the industry

•	Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

•	Resulting fee structure

•	Performance of both funds

•	Continuity of management personnel

•	Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

•	Performance of the fund’s NAV

•	The fund’s history of shareholder relations

•	The performance of other funds under the adviser’s management

CMA’s Proxy Voting Policy (Appendix B): Conflicts of Interest Disclosure and Certification Form

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals Participating in the Proxy Voting Decision-Making Process.

Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

Issuer and Proxy Matter:

1.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer[1]?

2.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?

3.	Have you discussed this particular proxy proposal with anyone outside of Columbia Management’s investment group[2]?

4.	Are you aware of any other potential personal conflicts of interest not described above? Please detail below.

Name:

Signed:

Date:

[1]	Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.
[2]	Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.

CMA’s Proxy Voting Policy (Appendix C): CMA Proxy Vote Recommendation/Proxy Committee Request Form

Name of Investment Associate:

Company Name:

Cutoff Date and Meeting Date  :

Proxy Agenda Item  :

Description of Item:

(The above information will be pre-populated by the Proxy Department.)

Recommendation (Check One):

                FOR

                AGAINST

                WITHHOLD

                ABSTAIN

Brief rationale:

Please attach any supporting information other than analysis or reports provided by the Proxy Department.

Signed

By signing, I am certifying that I either have no conflicts of interest-related information to report or have sent a completed “Conflicts of Interest Disclosure and Certification Form” to Compliance Risk Management (Conflicts Officer).

Send Completed Forms to:

GWIM Investment Operations – Proxy Department

COLUMBIA FUNDS SERIES TRUST

One Financial Center

Boston, Massachusetts 02111

1-800-345-6611

FORM N-1A

PART C

OTHER INFORMATION

ITEM 23.	Exhibits

All references to the registration statement (the Registration Statement) in the following list of exhibits refer to the Registration Statement for Columbia Funds Series Trust (the Registrant) on Form N-1A (File Nos. 333-89661; 811-09645)

Exhibit Letter	Description
(a)	Articles of Incorporation:

(a)(1)	Certificate of Trust dated October 22, 1999, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(a)(2)	Certificate of Amendment of Certificate of Trust dated September 26, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(a)(3)	Amended and Restated Declaration of Trust dated September 26, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(b)	Bylaws: Not Applicable.

(c)	Instruments Defining Rights of Securities Holders: Not Applicable.

Exhibit Letter	Description
(d)	Investment Advisory Contracts:

(d)(1)	Investment Advisory Agreement between Columbia Management Advisors, LLC (CMA) and the Registrant dated September 30, 2005, Schedule I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(d)(2)	CMA Assumption Agreement on behalf of the LifeGoal Portfolios dated September 30, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(d)(3)	Investment Advisory Agreement between CMA and the Registrant on behalf of the Fixed Income Sector Portfolios dated September 30, 2005, Schedule I current as of October 1, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(d)(4)	CMA Assumption Agreement on behalf of the Fixed Income Sector Portfolios dated September 30, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(d)(5)	Investment Advisory Agreement between CMA and the Registrant on behalf of Columbia Multi-Advisor International Equity Fund dated September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(d)(6)	Investment Sub-Advisory Agreement among CMA, Brandes Investment Partners, L.P. (Brandes) and the Registrant dated September 30, 2005, Schedule I current as of October 1, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(d)(7)	Investment Sub-Advisory Agreement among CMA, Marsico Capital Management, LLC (Marsico) and the Registrant dated September 30, 2005, Schedule I current as of October 1, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(d)(8)	Investment Sub-Advisory Agreement among CMA, Causeway Capital Management LLC (Causeway) and the Registrant on behalf of Columbia Multi-Advisor International Equity Fund dated September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

Exhibit Letter	Description
(e)	Underwriting Contract:

(e)(1)	Distribution Agreement with Columbia Management Distributors, Inc. (CMD) dated September 26, 2005, Schedules I and II current as of September 26, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(f)	Bonus or Profit Sharing Contracts:

(f)(1)	Deferred Compensation Plan adopted December 9, 1999, last amended November 19, 2003, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(g)	Custodian Agreements:

(g)(1)	Master Custodian Agreement between the Registrant and State Street Bank and Trust Company (State Street) dated June 13, 2005, Appendix A last amended September 26, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(g)(2)	Amendment No. 1 to the Master Custodian Agreement between the Registrant and State Street, dated June 1, 2006, incorporated by reference to Post-Effective Amendment 45, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)	Other Material Contracts:

(h)(1)	Administration Agreement between the Registrant and CMA, dated December 1, 2005, Schedules A and B current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)(2)	Pricing and Bookkeeping Agreement between the Registrant and CMA, dated December 1, 2005, Schedule A current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)(3)	Shareholder Servicing Plan relating to all share classes of the Registrant, Exhibit I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

Exhibit Letter	Description
(h)(4)	Shareholder Administration Plan relating to Class A Shares, Exhibit I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)(5)	Shareholder Administration Plan relating to Class B and Class C Shares, Exhibit I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)(6)	Shareholder Administration Plan relating to Institutional Class Shares, Exhibit I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)(7)	Shareholder Administration Plan relating to Marsico Shares, Exhibit I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)(8)	Shareholder Administration Plan relating to Trust Class Shares, Exhibit I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)(9)	Transfer, Dividend Disbursing and Shareholders’ Servicing Agent Agreement among Columbia Management Services, Inc. (formerly, Columbia Fund Services, Inc.) (CMS), CMA and the Registrant dated September 30, 2005, Appendix I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)(10)	Cross Indemnification Agreement between Columbia Funds Master Investment Trust (the Master Trust) and the Registrant dated September 26, 2005, incorporated by reference to Post-Effective Amendment 45, filed June 14, 2006.

(h)(11)	Mutual Fund Fee and Expense Agreement among the Registrant, the Master Trust, Columbia Funds Variable Insurance Trust I (the Variable Trust), Banc of America Funds Trust, CMA and CMD to be filed by amendment.

Exhibit Letter	Description
(i)	Legal Opinion

(i)(1)	Opinion of Morrison & Foerster LLP, filed herewith.

(j)	Other Opinions

(j)(1)	Not Applicable.

(k)	Omitted Financial Statements Not Applicable.

(l)	Initial Capital Agreements:

(l)(1)	Investor Letter, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(m)	Rule 12b-1 Plans:

(m)(1)	Shareholder Servicing and Distribution Plan relating to Class A Shares, Exhibit I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(m)(2)	Distribution Plan relating to all share classes of the Registrant, Exhibits I and II current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(n)	Financial Data Schedule: Not Applicable.

(o)	Rule 18f-3 Plan:

(o)(1)	Rule 18f-3 Multi-Class Plan, to be filed by amendment.

(p)	Codes of Ethics:

(p)(1)	Columbia Management Group Code of Ethics, effective July 1, 2006, incorporated by reference to Post-Effective Amendment No. 46, filed July 28, 2006.

Exhibit Letter	Description
(p)(2)	Brandes Code of Ethics, incorporated by reference to Post-Effective Amendment No. 9, filed April 9, 2001.

(p)(3)	Marsico Code of Ethics, incorporated by reference to Post-Effective Amendment No. 49, filed May 2, 2007.

(p)(4)	Causeway Code of Ethics, incorporated by reference to Post-Effective Amendment No. 48 filed February 28, 2007.

(q)(1)	Powers of Attorney for Minor Mickel Shaw, Edward J. Boudreau, Jr., William A. Hawkins, R. Glenn Hilliard and William P. Carmichael, incorporated by reference to Post-Effective Amendment 45, filed June 14, 2006.

(q)(2)	Power of Attorney for Keith Banks, incorporated by reference to Post-Effective Amendment No. 34, filed June 29, 2004.

ITEM 24.	Persons Controlled by or Under Common Control with the Registrant

No person is controlled by or under common control with the Registrant.

ITEM 25.	Indemnification

Article VII of the Registrant’s Declaration of Trust provides for the indemnification of the Registrant’s trustees, officers, employees and other agents. Indemnification of the Registrant’s administrators, distributor, custodian and transfer agents is provided for, respectively, in the Registrant’s:

1.	Administration Agreement with CMA;

2.	Distribution Agreement with CMD;

3.	Custody Agreement with State Street; and

4.	Transfer Agency and Services Agreement with CFS and CMA.

The Registrant has entered into a Cross Indemnification Agreement with the Master Trust dated September 26, 2005. The Master Trust will indemnify and hold harmless the Trust against any losses, claims, damages or liabilities to which the Trust may become subject under the Securities Act of 1933 (the 1933 Act), the Investment Company Act of 1940 (the 1940 Act), or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any Prospectuses, any Preliminary Prospectuses, the Registration Statements, any other Prospectuses relating to the Securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the “Offering Documents”), or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust by the Master Trust expressly for use therein; and will reimburse the Trust for any legal or other expenses reasonably incurred by the Trust in connection with investigating or defending any such action or claim; provided, however, that the Master Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Master Trust by the Trust for use in the Offering Documents.

The Trust will indemnify and hold harmless the Master Trust against any losses, claims, damages or liabilities to which the Master Trust may become subject under the 1933 Act, the 1940 Act, or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in the Offering Documents or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Master Trust by the Trust expressly for use therein; and will reimburse the Master Trust for any legal or other expenses reasonably incurred by the Master Trust in connection with investigating or defending any such action or claim; provided, however, that the Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust by the Master Trust for use in the Offering Documents.

Promptly after receipt by an indemnified party under subsection (a) or (b) above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against an indemnifying party or parties under such subsection, notify the indemnifying party or parties in writing of the commencement thereof; but the omission to so notify the indemnifying party or parties shall not relieve it or them from any liability which it or they may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party or parties of the commencement thereof, the indemnifying party or parties shall be entitled to participate therein and, to the extent that either indemnifying party or both shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party or parties to such indemnified part of its or their election so to assume the defense thereof, the indemnifying party or parties shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

The Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the 1933 Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (SEC) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.	Business and Other Connections of the Investment Advisor

To the knowledge of the Registrant, none of the directors or officers of CMA, the investment advisor to the Registrant’s portfolios, or Brandes, Marsico or Causeway, the investment sub-advisors to certain portfolios, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors’ qualifying shares) of CMA or Marsico, or other subsidiaries of Bank of America Corporation.

(a) CMA performs investment advisory services for the Registrant and certain other customers. CMA is a wholly owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-advisor is incorporated by reference to Form ADV filed by CMA (formerly, Banc of America Capital Management, LLC (BACAP)) with the SEC pursuant to the Investment Advisers Act of 1940 (the Advisers Act) (File No. 801-50372).

(b) Brandes performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-advisor is incorporated by reference to Form ADV filed by Brandes with the SEC pursuant to the Advisers Act (File No. 801-24986).

(c) Marsico performs investment sub-advisory services for the Registrant and certain other customers. Marsico is a wholly owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-advisor is incorporated by reference to Form ADV filed by Marsico with the SEC pursuant to the Advisers Act (File No. 801-54914).

(d) Causeway performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-advisor is incorporated by reference to Form ADV filed by Causeway with the SEC pursuant to the Advisers Act (File No. 801-60343).

ITEM 27.	Principal Underwriters

(a) CMD is the Registrant’s principal underwriter. CMD acts in such capacity for each series of Columbia Funds Series Trust I, Columbia Funds Variable Insurance Trust, Columbia Acorn Trust and Wanger Acorn Trust. CMD also acts as distributor for the Registrant, the Variable Trust and Banc of America Funds Trust, and as placement agent for the Master Trust.

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 20.

Name and Principal Business Address*	Position and Offices with Principal Underwriter	Positions and Offices with Registrant
Ahmed, Yaqub	V.P.	None

Aldi, Andrew	V.P.	None

Anderson, Judith M.	V.P.	None

Ash, James R.	V.P.	None

Banks, Keith T.	Director	None

Ballou, Richard J.	Sr. V.P.	None

Bartlett, John	Managing Director	None

Berretta, Frederick R.	Director and Managing Director	None

Name and Principal Business Address*	Position and Offices with Principal Underwriter	Positions and Offices with Registrant
Bozek, James	Sr. V.P.	None

Brantley, Thomas M.	Sr. V.P.-Tax	None

Brown, Beth Ann	Sr. V.P.	None

Claiborne, Douglas	Sr. V.P.	None

Climer, Quentin	V.P.	None

Conley, Brook	V.P.	None

Davis, W. Keith	Sr. V.P.-Tax	None

DeFao, Michael	Chief Legal Officer	None

Desilets, Marian	V.P.	None

Devaney, James	Sr. V.P.	None

Dolan, Kevin	V.P.	None

Donovan, M. Patrick	Chief Compliance Officer	None

Doyle, Matthew	V.P.	None

Emerson, Kim P.	Sr. V.P.	None

Feldman, David	Managing Director	None

Feloney, Joseph	Sr. V.P.	None

Ferullo, Jeanne	V.P.	None

Fisher, James F.	V.P.	None

Ford, David C.	V.P.	None

Gellman, Laura D.	Conflicts of Interest Officer	None

Gentile, Russell	V.P.	None

Goldberg, Matthew	Sr. V.P.	None

Gubala, Jeffrey	V.P.	None

Name and Principal Business Address*	Position and Offices with Principal Underwriter	Positions and Offices with Registrant
Guenard, Brian	V.P.	None

Jones, Michael A.	Chief Executive Officer, President and Director	None

Lynch, Andrew R.	Managing Director	None

Marcelonis, Sheila	V.P.	None

Martin, William W.	Operational Risk Officer	None

Miller, Anthony	V.P.	None

Miller, Gregory M.	V.P.	None

Moberly, Ann R.	Sr. V.P.	None

Mroz, Gregory S.	Sr. V.P.-Tax	None

Nigrosh, Diane J.	V.P.	None

Owen, Stephanie	V.P.	None

Piken, Keith A.	Sr. V.P.	None

Pryor, Elizabeth A.	Secretary	None

Ratto, Gregory	V.P.	None

Reed, Christopher B.	Sr. V.P.	None

Roberts, Amy S.	Director	None

Ross, Gary	Sr. V.P.	None

Scully-Power, Adam	V.P.	None

Seller, Gregory	V.P.	None

Shea, Terence	V.P.	None

Sideropoulos, Lou	Sr. V.P.	None

Studer, Eric	Sr. V.P.	None

Name and Principal Business Address*	Position and Offices with Principal Underwriter	Positions and Offices with Registrant
Waldron, Thomas	V.P.	None

Walsh, Brian	V.P.	None

Wasp, Kevin	Corporate Ombudsman	None

Weidner, Donna M.	Treasurer and Chief Financial Officer	None

Wess, Valerie	Sr. V.P.	None

Wilson, Christopher L.	Sr. V.P.	President

Winn, Keith	Sr. V.P.	None

Yates, Susan	V.P.	None

*	The address for each individual is One Financial Center, Boston, MA 02111.

(c)	Not applicable.

ITEM 28.	Location of Accounts and Records

(1)	CMA, One Financial Center, Boston, MA 02111 (records relating to its function as investment advisor and administrator).

(2)	Brandes, 11988 El Camino Real, San Diego, CA 92130 (records relating to its function as investment sub-advisor).

(3)	Marsico, 1200 17th Street, Suite 1600, Denver, CO 80202 (records relating to its function as investment sub-advisor).

(4)	Causeway, 1111 Santa Monica Boulevard, Suite 1150, Los Angeles, CA 90025 (records relating to its function as investment sub-advisor).

(5)	CMS (formerly, Columbia Funds Services, Inc.), P.O. Box 8081, Boston, MA 02266-8081 (records relating to its function as transfer agent).

(6)	CMD, One Financial Center, Boston, MA 02110 (records relating to its function as distributor and principal underwriter).

(7)	State Street, Two Avenue de Lafayette, LCC/4S, Boston, MA 02111-2900 (records relating to its function as custodian).

ITEM 29.	Management Services

Not Applicable.

ITEM 30.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Commonwealth of Massachusetts on the 1st day of June, 2007.

COLUMBIA FUNDS SERIES TRUST

By:	/s/ Christopher L. Wilson
Christopher L. Wilson
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Christopher L. Wilson (Christopher L. Wilson)	President and Chief Executive Officer (Principal Executive Officer)	June 1, 2007

/s/ J. Kevin Connaughton (J. Kevin Connaughton)	Senior Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)	June 1, 2007

/s/ Michael G. Clarke (Michael G. Clarke)	Assistant Treasurer and Chief Accounting Officer (Principal Accounting Officer)	June 1, 2007

* (William P. Carmichael)	Chairman of the Board of Trustees	June 1, 2007

* (Edward J. Boudreau, Jr.)	Trustee	June 1, 2007

* (William A. Hawkins)	Trustee	June 1, 2007

* (R. Glenn Hilliard)	Trustee	June 1, 2007

* (Minor Mickel Shaw)	Trustee	June 1, 2007

*/s/ James R. Bordewick, Jr. James R. Bordewick, Jr.**

*	Attorney-in-Fact for each Trustee
**	Executed by James R. Bordewick, Jr. on behalf of those indicated pursuant to a Power of Attorney dated May 16, 2006 incorporated herein by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission via EDGAR on June 14, 2006.